UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 51	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 178	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in two related submissions. This submission is the second of two related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.554627	30.542406	35.42%	69,068
2018	22.410104	22.554627	0.64%	73,924
2017	17.421473	22.410104	28.63%	82,550
2016	17.270362	17.421473	0.87%	97,319
2015	15.592322	17.270362	10.76%	113,109
2014	14.527615	15.592322	7.33%	127,638
2013	11.217191	14.527615	29.51%	164,219
2012	9.152791	11.217191	22.55%	186,080
2011	9.939702	9.152791	-7.92%	207,654
2010	9.433875	9.939702	5.36%	249,943
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.209637	18.929285	43.30%	82,102
2018	13.230306	13.209637	-0.16%	80,085
2017	9.226353	13.230306	43.40%	84,100
2016	8.189628	9.226353	12.66%	80,174
2015	7.909099	8.189628	3.55%	101,945
2014	7.309749	7.909099	8.20%	97,672
2013	5.456281	7.309749	33.97%	119,259
2012	4.628075	5.456281	17.90%	127,581
2011	5.120391	4.628075	-9.61%	115,922
2010	4.159826	5.120391	23.09%	128,528
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.833801	14.836778	25.38%	76,261
2018	14.093330	11.833801	-16.03%	77,203
2017	10.888340	14.093330	29.44%	84,028
2016	11.794695	10.888340	-7.68%	107,614
2015	13.070653	11.794695	-9.76%	113,222
2014	15.027932	13.070653	-13.02%	122,515
2013	13.289453	15.027932	13.08%	139,558
2012	11.866672	13.289453	11.99%	155,788
2011	17.724057	11.866672	-33.05%	96,727
2010	14.327608	17.724057	23.71%	112,213
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	28.179282	35.345327	25.43%	9,682
2018	32.303523	28.179282	-12.77%	11,178
2017	28.695531	32.303523	12.57%	11,308
2016	25.283723	28.695531	13.49%	10,145
2015	26.249006	25.283723	-3.68%	9,768
2014	23.045945	26.249006	13.90%	13,458
2013	17.604088	23.045945	30.91%	16,007
2012	14.779693	17.604088	19.11%	18,186
2011	14.620270	14.779693	1.09%	14,632
2010	11.968266	14.620270	22.16%	13,977

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.125025	10.667293	16.90%	1,996
2018	11.323723	9.125025	-19.42%	2,514
2017	8.952415	11.323723	26.49%	1,810
2016	7.490613	8.952415	19.52%	3,106
2015	9.469268	7.490613	-20.90%	830
2014*	10.000000	9.469268	-5.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.055660	10.786866	7.27%	0
2018	10.268362	10.055660	-2.07%	0
2017	9.990998	10.268362	2.78%	0
2016*	10.000000	9.990998	-0.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.606347	23.214287	39.79%	309
2018	17.076789	16.606347	-2.75%	1,198
2017	13.660416	17.076789	25.01%	1,229
2016	12.688550	13.660416	7.66%	1,243
2015	13.104364	12.688550	-3.17%	1,996
2014	14.316344	13.104364	-8.47%	2,011
2013	10.245282	14.316344	39.74%	1,115
2012*	10.000000	10.245282	2.45%	1,373
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	19.664270	25.198989	28.15%	25,673
2018	22.170219	19.664270	-11.30%	28,232
2017	19.092577	22.170219	16.12%	33,553
2016	16.958450	19.092577	12.58%	33,156
2015	17.299985	16.958450	-1.97%	37,989
2014	15.864971	17.299985	9.05%	43,709
2013	11.824309	15.864971	34.17%	43,516
2012	10.312244	11.824309	14.66%	43,285
2011	10.470289	10.312244	-1.51%	44,130
2010	9.514194	10.470289	10.05%	52,172
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.876361	8.76%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.385047	22.858816	24.33%	18,583
2018	20.582751	18.385047	-10.68%	22,022
2017	16.401709	20.582751	25.49%	21,135
2016	15.962134	16.401709	2.75%	10,557
2015	15.172591	15.962134	5.20%	16,460
2014	15.161848	15.172591	0.07%	15,113
2013	12.005153	15.161848	26.29%	9,804
2012	10.465531	12.005153	14.71%	4,906
2011	10.767727	10.465531	-2.81%	2,428
2010*	10.000000	10.767727	7.68%	1,444

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	14.135142	15.508493	9.72%	4,034
2018	14.379606	14.135142	-1.70%	1,907
2017	13.677867	14.379606	5.13%	1,998
2016	13.026567	13.677867	5.00%	1,811
2015	13.251065	13.026567	-1.69%	460
2014	12.416358	13.251065	6.72%	451
2013	12.588016	12.416358	-1.36%	429
2012	11.624531	12.588016	8.29%	486
2011	11.119553	11.624531	4.54%	895
2010	10.488173	11.119553	6.02%	939
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.080563	35.137283	13.05%	666
2018	33.756664	31.080563	-7.93%	827
2017	31.094626	33.756664	8.56%	929
2016	28.423681	31.094626	9.40%	1,055
2015	29.049369	28.423681	-2.15%	1,133
2014	28.522624	29.049369	1.85%	3,273
2013	31.589273	28.522624	-9.71%	4,369
2012	27.064202	31.589273	16.72%	4,829
2011	25.553490	27.064202	5.91%	6,182
2010	23.531461	25.553490	8.59%	9,778
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.514169	12.037765	26.52%	2,271
2018	10.439263	9.514169	-8.86%	2,335
2017	9.373851	10.439263	11.37%	2,350
2016	8.239797	9.373851	13.76%	4,220
2015*	10.000000	8.239797	-17.60%	5,083
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	17.698143	20.624307	16.53%	0
2018	19.131297	17.698143	-7.49%	0
2017	16.651417	19.131297	14.89%	0
2016	15.938772	16.651417	4.47%	0
2015	17.208427	15.938772	-7.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.315104	22.472602	22.70%	0
2018	19.942664	18.315104	-8.16%	0
2017	17.149356	19.942664	16.29%	0
2016	15.612805	17.149356	9.84%	0
2015	16.996623	15.612805	-8.14%	0
2014	17.538975	16.996623	-3.09%	0
2013	13.436142	17.538975	30.54%	0
2012	11.073497	13.436142	21.34%	0
2011	11.293642	11.073497	-1.95%	0
2010*	10.000000	11.293642	12.94%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.423624	20.823716	19.51%	82,210
2018	18.532270	17.423624	-5.98%	90,493
2017	16.174011	18.532270	14.58%	93,734
2016	14.995617	16.174011	7.86%	96,463
2015	15.007053	14.995617	-0.08%	102,122
2014	14.445401	15.007053	3.89%	102,461
2013	11.841407	14.445401	21.99%	98,123
2012	10.341961	11.841407	14.50%	86,601
2011	10.355268	10.341961	-0.13%	86,889
2010	9.342382	10.355268	10.84%	94,226
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	12.072726	13.019090	7.84%	22,592
2018	12.333929	12.072726	-2.12%	26,871
2017	12.076585	12.333929	2.13%	30,897
2016	11.889274	12.076585	1.58%	25,701
2015	12.043245	11.889274	-1.28%	25,233
2014	11.593846	12.043245	3.88%	29,444
2013	12.026412	11.593846	-3.60%	40,461
2012	11.579229	12.026412	3.86%	81,706
2011	11.068248	11.579229	4.62%	88,189
2010	10.553506	11.068248	4.88%	89,690
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.267931	25.696396	33.36%	17,386
2018	21.499308	19.267931	-10.38%	23,783
2017	16.589532	21.499308	29.60%	30,253
2016	16.733767	16.589532	-0.86%	37,307
2015	15.872767	16.733767	5.42%	37,702
2014	15.752053	15.872767	0.77%	33,324
2013	12.374839	15.752053	27.29%	37,597
2012	10.243919	12.374839	20.80%	35,266
2011	11.415074	10.243919	-10.26%	40,136
2010	10.364857	11.415074	10.13%	40,671
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.443404	27.644407	28.92%	34,598
2018	21.815414	21.443404	-1.71%	34,424
2017	17.250984	21.815414	26.46%	40,839
2016	15.984733	17.250984	7.92%	42,528
2015	15.178790	15.984733	5.31%	50,122
2014	14.194790	15.178790	6.93%	44,744
2013	11.068060	14.194790	28.25%	49,480
2012	9.527781	11.068060	16.17%	94,428
2011	10.102292	9.527781	-5.69%	103,089
2010	8.637900	10.102292	16.95%	97,883

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.648821	21.945846	24.35%	29,508
2018	18.235589	17.648821	-3.22%	34,507
2017	15.114430	18.235589	20.65%	40,471
2016	13.749903	15.114430	9.92%	43,719
2015	13.746423	13.749903	0.03%	45,071
2014	12.603290	13.746423	9.07%	43,265
2013	9.578957	12.603290	31.57%	40,250
2012	8.269783	9.578957	15.83%	33,557
2011	8.548465	8.269783	-3.26%	36,288
2010	7.784737	8.548465	9.81%	34,025
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	20.178215	21.796966	8.02%	31,384
2018	20.883219	20.178215	-3.38%	36,058
2017	19.847580	20.883219	5.22%	42,504
2016	18.461332	19.847580	7.51%	48,887
2015	19.212529	18.461332	-3.91%	57,856
2014	18.690527	19.212529	2.79%	63,717
2013	19.103658	18.690527	-2.16%	66,346
2012	17.199908	19.103658	11.07%	76,065
2011	16.468360	17.199908	4.44%	83,039
2010	15.049686	16.468360	9.43%	96,964
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.129469	29.137216	25.97%	20,374
2018	25.205205	23.129469	-8.24%	28,043
2017	21.587084	25.205205	16.76%	29,768
2016	18.505446	21.587084	16.65%	36,738
2015	19.959016	18.505446	-7.28%	43,703
2014	18.476809	19.959016	8.02%	50,625
2013	13.766447	18.476809	34.22%	53,141
2012	11.744329	13.766447	17.22%	54,642
2011	12.151230	11.744329	-3.35%	70,350
2010	10.607111	12.151230	14.56%	66,161
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.727793	12.201612	13.74%	0
2018	11.845705	10.727793	-9.44%	0
2017	10.107801	11.845705	17.19%	0
2016*	10.000000	10.107801	1.08%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.111791	10.664564	5.47%	134
2018*	10.000000	10.111791	1.12%	134

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	24.781185	28.135520	13.54%	32,611
2018	25.819939	24.781185	-4.02%	34,114
2017	24.441681	25.819939	5.64%	38,027
2016	21.637305	24.441681	12.96%	43,055
2015	22.452292	21.637305	-3.63%	49,618
2014	22.126250	22.452292	1.47%	63,721
2013	20.884060	22.126250	5.95%	46,667
2012	18.424232	20.884060	13.35%	53,581
2011	17.934606	18.424232	2.73%	59,932
2010	16.017804	17.934606	11.97%	74,849
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.336255	21.969721	26.73%	107,818
2018	18.398022	17.336255	-5.77%	129,050
2017	14.891508	18.398022	23.55%	142,986
2016	13.247205	14.891508	12.41%	162,287
2015	13.533896	13.247205	-2.12%	191,218
2014	12.830736	13.533896	5.48%	217,849
2013	9.016041	12.830736	42.31%	259,312
2012	7.791847	9.016041	15.71%	279,869
2011	8.909545	7.791847	-12.54%	328,403
2010	7.788491	8.909545	14.39%	384,946
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.797263	16.219448	26.74%	0
2018	13.615604	12.797263	-6.01%	0
2017	11.028924	13.615604	23.45%	623
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	18.085978	23.828448	31.75%	31,968
2018	21.879868	18.085978	-17.34%	35,710
2017	17.580410	21.879868	24.46%	37,959
2016	18.151605	17.580410	-3.15%	42,578
2015	18.434797	18.151605	-1.54%	54,146
2014	18.820147	18.434797	-2.05%	64,618
2013	15.671907	18.820147	20.09%	0
2012	13.663681	15.671907	14.70%	0
2011	15.227920	13.663681	-10.27%	0
2010	13.483249	15.227920	12.94%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	26.125288	33.427045	27.95%	97,467
2018	26.404837	26.125288	-1.06%	113,649
2017	22.140307	26.404837	19.26%	127,334
2016	20.086910	22.140307	10.22%	144,389
2015	20.111940	20.086910	-0.12%	157,894
2014	18.123718	20.111940	10.97%	194,642
2013	13.970803	18.123718	29.73%	228,745
2012	12.362176	13.970803	13.01%	273,002
2011	12.427368	12.362176	-0.52%	306,405
2010	11.070244	12.427368	12.26%	348,243
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.253355	17.482976	22.66%	333
2018	16.139732	14.253355	-11.69%	204
2017	13.614942	16.139732	18.54%	73
2016	12.697092	13.614942	7.23%	0
2015	13.060872	12.697092	-2.79%	0
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	18
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.647639	15.689230	14.96%	11,775
2018	14.710233	13.647639	-7.22%	11,886
2017	13.267040	14.710233	10.88%	12,010
2016	12.635636	13.267040	5.00%	22,107
2015	12.906437	12.635636	-2.10%	23,012
2014	12.505958	12.906437	3.20%	24,017
2013	11.022994	12.505958	13.45%	24,831
2012	10.030754	11.022994	9.89%	26,157
2011	10.275186	10.030754	-2.38%	26,426
2010	9.405466	10.275186	9.25%	27,214
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.201366	16.896479	18.98%	6,457
2018	15.628112	14.201366	-9.13%	6,457
2017	13.637937	15.628112	14.59%	6,457
2016	12.842012	13.637937	6.20%	6,457
2015	13.153042	12.842012	-2.36%	6,651
2014	12.696218	13.153042	3.60%	6,651
2013	10.582587	12.696218	19.97%	13,693
2012	9.411202	10.582587	12.45%	12,211
2011	9.850488	9.411202	-4.46%	194
2010	8.857611	9.850488	11.21%	194

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.547768	13.740862	9.51%	5,465
2018	13.020850	12.547768	-3.63%	5,576
2017	12.371988	13.020850	5.24%	5,700
2016	11.951598	12.371988	3.52%	5,816
2015	12.167708	11.951598	-1.78%	5,936
2014	11.899772	12.167708	2.25%	6,060
2013	11.460716	11.899772	3.83%	6,182
2012	10.774655	11.460716	6.37%	6,304
2011	10.737241	10.774655	0.35%	6,423
2010	10.160215	10.737241	5.68%	6,550
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.340774	12.776204	12.66%	126
2018	12.326142	11.340774	-7.99%	0
2017	10.853924	12.326142	13.56%	0
2016	10.391392	10.853924	4.45%	0
2015	10.972815	10.391392	-5.30%	0
2014	10.844162	10.972815	1.19%	0
2013*	10.000000	10.844162	8.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.638371	13.291412	14.20%	0
2018	12.657854	11.638371	-8.05%	0
2017	10.859750	12.657854	16.56%	0
2016	10.332768	10.859750	5.10%	0
2015	10.977749	10.332768	-5.88%	0
2014	10.982926	10.977749	-0.05%	0
2013*	10.000000	10.982926	9.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.982428	16.346015	16.90%	6,444
2018	15.209431	13.982428	-8.07%	6,764
2017	13.486449	15.209431	12.78%	5,037
2016	12.768677	13.486449	5.62%	5,263
2015	13.043195	12.768677	-2.10%	5,499
2014	12.605515	13.043195	3.47%	6,860
2013	10.813896	12.605515	16.57%	7,651
2012	9.725833	10.813896	11.19%	9,394
2011	10.063573	9.725833	-3.36%	9,941
2010	9.131965	10.063573	10.20%	5,747

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.199819	17.174331	20.95%	0
2018	15.858411	14.199819	-10.46%	0
2017	13.573581	15.858411	16.83%	0
2016	12.749383	13.573581	6.46%	0
2015	13.081898	12.749383	-2.54%	0
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.384998	15.138621	13.10%	0
2018	14.204400	13.384998	-5.77%	0
2017	13.063342	14.204400	8.73%	0
2016	12.454595	13.063342	4.89%	16,971
2015	12.722265	12.454595	-2.10%	25,681
2014	12.352989	12.722265	2.99%	26,105
2013	11.222791	12.352989	10.07%	26,041
2012	10.306939	11.222791	8.89%	26,028
2011	10.444335	10.306939	-1.32%	26,049
2010	9.680631	10.444335	7.89%	26,138
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.534643	16.177851	11.31%	2,537
2018	17.423363	14.534643	-16.58%	2,875
2017	14.348134	17.423363	21.43%	2,872
2016	14.340037	14.348134	0.06%	2,116
2015	15.080789	14.340037	-4.91%	4,387
2014	16.592600	15.080789	-9.11%	5,688
2013	13.962887	16.592600	18.83%	5,270
2012	11.802340	13.962887	18.31%	10,448
2011	13.619829	11.802340	-13.34%	5,469
2010	12.942918	13.619829	5.23%	4,330
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.318081	14.356789	7.80%	28,448
2018	13.516845	13.318081	-1.47%	17,446
2017	13.084587	13.516845	3.30%	12,172
2016	12.552007	13.084587	4.24%	14,449
2015	12.777225	12.552007	-1.76%	10,242
2014	12.291451	12.777225	3.95%	9,201
2013	12.663947	12.291451	-2.94%	6,277
2012	11.877682	12.663947	6.62%	13,314
2011	11.260758	11.877682	5.48%	12,589
2010	10.630137	11.260758	5.93%	9,063

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.700926	14.857678	8.44%	1,333
2018	14.051352	13.700926	-2.49%	3,062
2017	13.684576	14.051352	2.68%	6,901
2016	13.382962	13.684576	2.25%	6,317
2015	13.595280	13.382962	-1.56%	6,317
2014	13.100059	13.595280	3.78%	14,452
2013	13.515986	13.100059	-3.08%	9,326
2012	12.752073	13.515986	5.99%	11,350
2011	12.152136	12.752073	4.94%	7,677
2010	11.359380	12.152136	6.98%	2,858
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.500888	12.444435	18.51%	21,020
2018	11.816519	10.500888	-11.13%	18,947
2017	10.129865	11.816519	16.65%	18,947
2016	9.190509	10.129865	10.22%	1,355
2015*	10.000000	9.190509	-8.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.382601	12.072811	16.28%	4,294
2018	11.383374	10.382601	-8.79%	4,434
2017	10.105985	11.383374	12.64%	1,308
2016	9.389561	10.105985	7.63%	1,308
2015*	10.000000	9.389561	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	22.333297	27.169493	21.65%	7,880
2018	27.332028	22.333297	-18.29%	9,459
2017	19.519881	27.332028	40.02%	13,625
2016	18.313282	19.519881	6.59%	12,082
2015	22.031836	18.313282	-16.88%	12,924
2014	23.563115	22.031836	-6.50%	13,229
2013	23.636881	23.563115	-0.31%	231
2012	20.379405	23.636881	15.98%	231
2011	26.531812	20.379405	-23.19%	249
2010	23.079879	26.531812	14.96%	763
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	18.401687	19.350203	5.15%	104,742
2018	18.606957	18.401687	-1.10%	94,591
2017	18.419938	18.606957	1.02%	108,815
2016	18.477822	18.419938	-0.31%	131,986
2015	18.694218	18.477822	-1.16%	154,303
2014	18.067091	18.694218	3.47%	191,495
2013	19.030589	18.067091	-5.06%	227,481
2012	18.662539	19.030589	1.97%	290,028
2011	17.584301	18.662539	6.13%	337,136
2010	16.959907	17.584301	3.68%	403,159

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.745072	11.828785	0.71%	219,727
2018	11.707562	11.745072	0.32%	323,182
2017	11.781795	11.707562	-0.63%	387,847
2016	11.905556	11.781795	-1.04%	318,651
2015	12.031891	11.905556	-1.05%	380,249
2014	12.159558	12.031891	-1.05%	441,244
2013	12.288582	12.159558	-1.05%	483,352
2012	12.419345	12.288582	-1.05%	539,403
2011	12.550759	12.419345	-1.05%	648,981
2010	12.683920	12.550759	-1.05%	629,955
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.554569	17.155517	17.87%	22,582
2018	17.210950	14.554569	-15.43%	25,433
2017	13.646647	17.210950	26.12%	26,325
2016	13.672264	13.646647	-0.19%	29,485
2015	14.253061	13.672264	-4.07%	35,934
2014	14.469182	14.253061	-1.49%	48,469
2013	12.409691	14.469182	16.60%	19,425
2012	10.848439	12.409691	14.39%	21,486
2011	12.149733	10.848439	-10.71%	22,618
2010	10.838108	12.149733	12.10%	1,477
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.217815	12.254155	19.93%	6,187
2018	12.025658	10.217815	-15.03%	6,756
2017	9.764805	12.025658	23.15%	6,901
2016	9.816797	9.764805	-0.53%	7,219
2015	10.060692	9.816797	-2.42%	6,373
2014	10.838078	10.060692	-7.17%	5,508
2013	9.051268	10.838078	19.74%	5,499
2012	7.738252	9.051268	16.97%	3,731
2011	8.973193	7.738252	-13.76%	3,727
2010	8.443667	8.973193	6.27%	3,718
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.440447	27.474474	22.43%	20,277
2018	24.883234	22.440447	-9.82%	21,783
2017	21.233361	24.883234	17.19%	23,305
2016	19.602192	21.233361	8.32%	24,909
2015	20.009915	19.602192	-2.04%	26,661
2014	19.261959	20.009915	3.88%	36,258
2013	15.298017	19.261959	25.91%	43,480
2012	13.339339	15.298017	14.68%	43,431
2011	14.032256	13.339339	-4.94%	47,981
2010	12.371310	14.032256	13.43%	80,047

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.955173	19.350959	14.13%	33,647
2018	18.009413	16.955173	-5.85%	33,813
2017	16.377101	18.009413	9.97%	35,191
2016	15.569167	16.377101	5.19%	35,365
2015	15.761762	15.569167	-1.22%	35,545
2014	15.230653	15.761762	3.49%	17,913
2013	13.570556	15.230653	12.23%	14,826
2012	12.538058	13.570556	8.23%	4,013
2011	12.559714	12.538058	-0.17%	1,738
2010	11.558545	12.559714	8.66%	1,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.862636	23.573194	18.68%	4,731
2018	21.463363	19.862636	-7.46%	4,731
2017	18.892758	21.463363	13.61%	4,731
2016	17.721208	18.892758	6.61%	4,731
2015	18.005019	17.721208	-1.58%	4,731
2014	17.294686	18.005019	4.11%	4,731
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.233300	16.510284	8.38%	7,324
2018	15.678561	15.233300	-2.84%	7,622
2017	14.992512	15.678561	4.58%	20,327
2016	14.531585	14.992512	3.17%	21,980
2015	14.647004	14.531585	-0.79%	14,315
2014	14.248134	14.647004	2.80%	48,060
2013	13.735651	14.248134	3.73%	53,798
2012	13.198641	13.735651	4.07%	49,613
2011	12.958613	13.198641	1.85%	37,634
2010	12.367336	12.958613	4.78%	37,826
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.423642	12.772976	11.81%	1,812
2018	12.233744	11.423642	-6.62%	2,090
2017	10.841986	12.233744	12.84%	2,377
2016	10.365121	10.841986	4.60%	2,376
2015	10.825992	10.365121	-4.26%	2,376
2014	10.678624	10.825992	1.38%	2,376
2013*	10.000000	10.678624	6.79%	2,376

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.728211	13.374634	14.04%	0
2018	12.617221	11.728211	-7.05%	0
2017	10.901534	12.617221	15.74%	0
2016	10.300926	10.901534	5.83%	0
2015	10.838915	10.300926	-4.96%	0
2014	10.767254	10.838915	0.67%	0
2013*	10.000000	10.767254	7.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.541216	22.767204	16.51%	85,112
2018	20.939042	19.541216	-6.68%	98,613
2017	18.738358	20.939042	11.74%	124,162
2016	17.674214	18.738358	6.02%	186,297
2015	17.921751	17.674214	-1.38%	221,766
2014	17.219746	17.921751	4.08%	250,017
2013	14.921405	17.219746	15.40%	271,982
2012	13.608740	14.921405	9.65%	305,200
2011	13.758420	13.608740	-1.09%	339,994
2010	12.536212	13.758420	9.75%	379,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.440153	25.845869	20.55%	22,201
2018	23.483375	21.440153	-8.70%	27,997
2017	20.339527	23.483375	15.46%	29,941
2016	18.947736	20.339527	7.35%	36,575
2015	19.289573	18.947736	-1.77%	40,865
2014	18.573563	19.289573	3.85%	57,887
2013	15.338297	18.573563	21.09%	66,109
2012	13.626416	15.338297	12.56%	67,336
2011	14.069917	13.626416	-3.15%	76,291
2010	12.601804	14.069917	11.65%	81,073
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.643903	19.812605	12.29%	21,301
2018	18.523423	17.643903	-4.75%	22,455
2017	17.140592	18.523423	8.07%	20,825
2016	16.387425	17.140592	4.60%	26,649
2015	16.566374	16.387425	-1.08%	30,129
2014	15.984591	16.566374	3.64%	33,644
2013	14.619856	15.984591	9.33%	41,207
2012	13.675831	14.619856	6.90%	45,365
2011	13.541356	13.675831	0.99%	68,382
2010	12.610990	13.541356	7.38%	86,687
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.491318	4.91%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.792690	7.93%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.115643	24.689627	29.16%	6,153
2018	19.932937	19.115643	-4.10%	9,088
2017	15.470981	19.932937	28.84%	9,042
2016	15.299674	15.470981	1.12%	9,670
2015	14.948630	15.299674	2.35%	14,365
2014	13.679660	14.948630	9.28%	21,328
2013	10.260273	13.679660	33.33%	21,135
2012	8.911894	10.260273	15.13%	21,951
2011	9.275848	8.911894	-3.92%	23,562
2010	8.115500	9.275848	14.30%	29,286
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.331728	13.339796	17.72%	0
2018	12.032660	11.331728	-5.83%	0
2017	10.344282	12.032660	16.32%	0
2016	9.630581	10.344282	7.41%	0
2015	9.956514	9.630581	-3.27%	0
2014*	10.000000	9.956514	-0.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.717113	15.349807	20.70%	0
2018	13.192488	12.717113	-3.60%	0
2017	10.955205	13.192488	20.42%	0
2016	10.060568	10.955205	8.89%	0
2015	10.152954	10.060568	-0.91%	0
2014*	10.000000	10.152954	1.53%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.312849	41.277300	36.17%	246,976
2018	31.031260	30.312849	-2.32%	276,198
2017	24.631988	31.031260	25.98%	313,648
2016	24.020160	24.631988	2.55%	363,648
2015	23.098638	24.020160	3.99%	383,495
2014	21.455686	23.098638	7.66%	474,665
2013	15.861569	21.455686	35.27%	537,218
2012	13.506535	15.861569	17.44%	597,874
2011	13.961417	13.506535	-3.26%	717,051
2010	12.968302	13.961417	7.66%	869,591
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	25.175620	31.625720	25.62%	56,312
2018	28.068235	25.175620	-10.31%	61,102
2017	26.100896	28.068235	7.54%	67,123
2016	21.900890	26.100896	19.18%	82,212
2015	23.121864	21.900890	-5.28%	90,218
2014	20.657270	23.121864	11.93%	97,982
2013	15.827600	20.657270	30.51%	122,761
2012	13.950433	15.827600	13.46%	142,294
2011	14.007564	13.950433	-0.41%	171,530
2010	12.476300	14.007564	12.27%	200,379

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	46.680581	58.038945	24.33%	18,058
2018	53.239585	46.680581	-12.32%	22,222
2017	46.470361	53.239585	14.57%	26,581
2016	39.041025	46.470361	19.03%	33,048
2015	40.481189	39.041025	-3.56%	38,967
2014	37.388599	40.481189	8.27%	46,180
2013	28.399687	37.388599	31.65%	49,640
2012	24.432623	28.399687	16.24%	57,422
2011	25.335958	24.432623	-3.57%	76,681
2010	20.288667	25.335958	24.88%	88,321
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.812639	10.163200	15.33%	24,535
2018	10.751958	8.812639	-18.04%	25,653
2017	8.839322	10.751958	21.64%	26,830
2016	8.489257	8.839322	4.12%	28,924
2015	9.042231	8.489257	-6.12%	31,528
2014*	10.000000	9.042231	-9.58%	34,701
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	18.184480	22.564336	24.09%	8,236
2018	20.786664	18.184480	-12.52%	7,524
2017	18.340390	20.786664	13.34%	7,972
2016	15.929926	18.340390	15.13%	10,112
2015	16.622770	15.929926	-4.17%	16,061
2014	15.200373	16.622770	9.36%	15,149
2013	11.342134	15.200373	34.02%	14,761
2012	9.729852	11.342134	16.57%	15,060
2011	10.441661	9.729852	-6.82%	10,273
2010*	10.000000	10.441661	4.42%	18,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	15.141078	18.742357	23.78%	1,603
2018	17.348667	15.141078	-12.72%	1,722
2017	15.330542	17.348667	13.16%	3,414
2016	13.350615	15.330542	14.83%	3,595
2015	13.972429	13.350615	-4.45%	3,796
2014	12.808669	13.972429	9.09%	3,999
2013	9.586617	12.808669	33.61%	4,210
2012	8.239178	9.586617	16.35%	4,445
2011	8.866617	8.239178	-7.08%	5,109
2010	7.947674	8.866617	11.56%	7,000

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.199097	23.527667	22.55%	25,545
2018	22.343300	19.199097	-14.07%	26,159
2017	19.834834	22.343300	12.65%	31,157
2016	17.045767	19.834834	16.36%	31,187
2015	17.738513	17.045767	-3.91%	41,069
2014	15.319402	17.738513	15.79%	51,115
2013	11.410822	15.319402	34.25%	47,774
2012	9.911992	11.410822	15.12%	50,073
2011	10.255010	9.911992	-3.34%	77,097
2010	8.663025	10.255010	18.38%	85,403
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	27.839169	37.384536	34.29%	9,678
2018	30.562924	27.839169	-8.91%	11,281
2017	24.723828	30.562924	23.62%	12,292
2016	23.069567	24.723828	7.17%	12,933
2015	23.139402	23.069567	-0.30%	16,561
2014	22.745438	23.139402	1.73%	19,397
2013	15.930920	22.745438	42.78%	18,330
2012	14.193127	15.930920	12.24%	19,757
2011	14.437023	14.193127	-1.69%	24,787
2010	11.630412	14.437023	24.13%	24,775
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	41.895346	49.332260	17.75%	19,552
2018	50.986312	41.895346	-17.83%	20,307
2017	47.243998	50.986312	7.92%	24,795
2016	37.912314	47.243998	24.61%	30,655
2015	40.769988	37.912314	-7.01%	32,514
2014	38.499174	40.769988	5.90%	37,495
2013	27.711842	38.499174	38.93%	42,344
2012	23.252537	27.711842	19.18%	44,563
2011	24.753902	23.252537	-6.07%	60,522
2010	19.759466	24.753902	25.28%	71,415
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	39.311497	48.875527	24.33%	26,587
2018	45.476600	39.311497	-13.56%	28,479
2017	40.495914	45.476600	12.30%	31,744
2016	33.317384	40.495914	21.55%	41,370
2015	34.230669	33.317384	-2.67%	44,121
2014	34.314192	34.230669	-0.24%	51,912
2013	24.610720	34.314192	39.43%	69,829
2012	21.534130	24.610720	14.29%	74,694
2011	23.043130	21.534130	-6.55%	83,934
2010	18.582482	23.043130	24.00%	105,545

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.235614	22.736965	24.68%	1,101
2018	19.563022	18.235614	-6.79%	1,181
2017	16.666916	19.563022	17.38%	1,259
2016	15.296528	16.666916	8.96%	1,831
2015	15.509074	15.296528	-1.37%	3,402
2014	14.171129	15.509074	9.44%	4,233
2013	10.320552	14.171129	37.31%	4,341
2012	9.354633	10.320552	10.33%	8,646
2011	9.764175	9.354633	-4.19%	7,635
2010	7.984850	9.764175	22.28%	5,121
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.629821	18.920740	29.33%	48,796
2018	15.389581	14.629821	-4.94%	56,725
2017	14.603625	15.389581	5.38%	65,767
2016	13.747920	14.603625	6.22%	74,782
2015	14.680281	13.747920	-6.35%	80,187
2014	11.511066	14.680281	27.53%	96,105
2013	11.289420	11.511066	1.96%	96,264
2012	9.853885	11.289420	14.57%	101,732
2011	9.350388	9.853885	5.38%	127,808
2010	7.258721	9.350388	28.82%	169,336
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.299288	21.102003	29.47%	11,554
2018	17.317114	16.299288	-5.88%	6,861
2017	14.436334	17.317114	19.96%	7,558
2016	13.096612	14.436334	10.23%	7,891
2015	13.111956	13.096612	-0.12%	7,112
2014	11.718626	13.111956	11.89%	8,048
2013*	10.000000	11.718626	17.19%	4,116
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.755811	11.077874	2.99%	10,204
2018	10.782123	10.755811	-0.24%	9,132
2017	10.726826	10.782123	0.52%	7,380
2016	10.576805	10.726826	1.42%	8,092
2015	10.725622	10.576805	-1.39%	8,573
2014	10.786170	10.725622	-0.56%	15,586
2013	10.889131	10.786170	-0.95%	17,600
2012	10.630383	10.889131	2.43%	14,149
2011	10.605217	10.630383	0.24%	13,812
2010	10.464519	10.605217	1.34%	16,928

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.533004	17.969775	23.65%	26
2018	16.567391	14.533004	-12.28%	0
2017	14.663303	16.567391	12.99%	9
2016	12.259778	14.663303	19.60%	0
2015	13.025772	12.259778	-5.88%	0
2014	12.590914	13.025772	3.45%	0
2013*	10.000000	12.590914	25.91%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	18.193882	24.709666	35.81%	57,724
2018	19.740467	18.193882	-7.83%	67,468
2017	15.617419	19.740467	26.40%	80,679
2016	14.824242	15.617419	5.35%	94,579
2015	15.009314	14.824242	-1.23%	114,030
2014	14.580268	15.009314	2.94%	127,796
2013	10.604872	14.580268	37.49%	147,044
2012	9.327500	10.604872	13.69%	172,428
2011	9.842572	9.327500	-5.23%	203,308
2010	7.843432	9.842572	25.49%	255,256
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.257217	14.757110	31.09%	3,868
2018	12.175853	11.257217	-7.54%	4,291
2017	9.878295	12.175853	23.26%	4,732
2016	9.583989	9.878295	3.07%	5,215
2015*	10.000000	9.583989	-4.16%	6,114
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.832633	11.114070	2.60%	10,991
2018	10.837580	10.832633	-0.05%	12,013
2017	10.855513	10.837580	-0.17%	13,919
2016	10.838237	10.855513	0.16%	30,027
2015	10.933154	10.838237	-0.87%	30,276
2014	10.982182	10.933154	-0.45%	40,095
2013	11.030689	10.982182	-0.44%	47,807
2012	10.657249	11.030689	3.50%	49,615
2011	10.739013	10.657249	-0.76%	52,196
2010	10.308180	10.739013	4.18%	58,208
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.865550	30.973332	24.56%	22,364
2018	26.657237	24.865550	-6.72%	23,162
2017	22.747159	26.657237	17.19%	24,151
2016	20.924319	22.747159	8.71%	26,125
2015	21.244856	20.924319	-1.51%	26,987
2014	19.450926	21.244856	9.22%	31,250
2013	14.285467	19.450926	36.16%	28,213
2012	13.009065	14.285467	9.81%	31,992
2011	13.564681	13.009065	-4.10%	34,905
2010	11.158301	13.564681	21.57%	39,350

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.041908	12.209078	10.57%	8,127
2018	11.802594	11.041908	-6.45%	8,215
2017	10.520068	11.802594	12.19%	8,920
2016	9.416232	10.520068	11.72%	9,499
2015	10.478944	9.416232	-10.14%	9,679
2014	10.542183	10.478944	-0.60%	10,336
2013	10.642420	10.542183	-0.94%	10,698
2012*	10.000000	10.642420	6.42%	3,660
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.758719	12.205624	13.45%	0
2018	11.424808	10.758719	-5.83%	0
2017	10.517112	11.424808	8.63%	0
2016	9.387960	10.517112	12.03%	0
2015	9.717416	9.387960	-3.39%	1,623
2014*	10.000000	9.717416	-2.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.749347	12.430223	5.80%	4,968
2018	12.378964	11.749347	-5.09%	11,495
2017	11.297241	12.378964	9.58%	10,383
2016	11.094660	11.297241	1.83%	10,459
2015	12.079112	11.094660	-8.15%	9,413
2014	12.170653	12.079112	-0.75%	9,497
2013	13.164295	12.170653	-7.55%	12,684
2012	12.642832	13.164295	4.12%	15,352
2011	11.784787	12.642832	7.28%	17,041
2010	10.889269	11.784787	8.22%	5,001
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.606376	11.935131	2.83%	36,874
2018	11.702467	11.606376	-0.82%	61,224
2017	11.680046	11.702467	0.19%	74,550
2016	11.651586	11.680046	0.24%	83,151
2015	11.750690	11.651586	-0.84%	92,068
2014	11.787175	11.750690	-0.31%	89,811
2013	11.939974	11.787175	-1.28%	87,077
2012	11.410852	11.939974	4.64%	104,783
2011	11.416548	11.410852	-0.05%	107,253
2010	10.968874	11.416548	4.08%	48,442

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.874076	14.886407	7.30%	0
2018	14.339451	13.874076	-3.25%	0
2017	13.979270	14.339451	2.58%	0
2016	13.430584	13.979270	4.09%	0
2015	13.950407	13.430584	-3.73%	0
2014	13.675686	13.950407	2.01%	0
2013	15.224063	13.675686	-10.17%	0
2012	14.147476	15.224063	7.61%	0
2011	12.803216	14.147476	10.50%	0
2010	11.968273	12.803216	6.98%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.293502	10.460043	1.62%	4,412
2018	10.256962	10.293502	0.36%	5,781
2017	10.131942	10.256962	1.23%	83
2016*	10.000000	10.131942	1.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	16.066332	17.225880	7.22%	0
2018	16.325215	16.066332	-1.59%	0
2017	15.724102	16.325215	3.82%	0
2016	15.474885	15.724102	1.61%	0
2015	15.571272	15.474885	-0.62%	0
2014	15.091937	15.571272	3.18%	0
2013	15.556294	15.091937	-2.99%	0
2012	14.344674	15.556294	8.45%	0
2011	13.992100	14.344674	2.52%	0
2010	13.079395	13.992100	6.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.146519	11.939115	7.11%	21,300
2018	11.337448	11.146519	-1.68%	22,264
2017	10.930873	11.337448	3.72%	22,685
2016	10.768346	10.930873	1.51%	23,459
2015	10.846212	10.768346	-0.72%	23,297
2014	10.522768	10.846212	3.07%	23,769
2013	10.857341	10.522768	-3.08%	47,363
2012	10.020820	10.857341	8.35%	61,070
2011*	10.000000	10.020820	0.21%	906
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.874628	12.228629	23.84%	0
2018	12.338309	9.874628	-19.97%	197
2017	9.850546	12.338309	25.26%	0
2016*	10.000000	9.850546	-1.49%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	13.010917	15.391335	18.30%	0
2018	14.457475	13.010917	-10.01%	0
2017	13.890255	14.457475	4.08%	0
2016	11.725878	13.890255	18.46%	0
2015	13.536731	11.725878	-13.38%	0
2014	14.188087	13.536731	-4.59%	0
2013	11.851419	14.188087	19.72%	0
2012	11.130984	11.851419	6.47%	0
2011	12.797561	11.130984	-13.02%	0
2010	9.951646	12.797561	28.60%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.745789	45.497013	27.28%	16,286
2018	35.820095	35.745789	-0.21%	13,614
2017	28.434551	35.820095	25.97%	17,393
2016	32.184212	28.434551	-11.65%	16,366
2015	28.919384	32.184212	11.29%	29,498
2014	22.271997	28.919384	29.85%	41,345
2013	14.954399	22.271997	48.93%	27,637
2012	11.537032	14.954399	29.62%	33,328
2011	10.562259	11.537032	9.23%	24,567
2010*	10.000000	10.562259	5.62%	2,480
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	25.874639	33.436399	29.22%	23,154
2018	34.177924	25.874639	-24.29%	24,058
2017	22.868593	34.177924	49.45%	29,814
2016	23.086909	22.868593	-0.95%	25,753
2015	27.127746	23.086909	-14.90%	27,671
2014	27.529819	27.127746	-1.46%	30,022
2013	24.836519	27.529819	10.84%	31,364
2012	19.336724	24.836519	28.44%	36,555
2011	26.314442	19.336724	-26.52%	16,000
2010	20.966110	26.314442	25.51%	20,864
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.385005	5.943683	10.37%	12,415
2018	7.603628	5.385005	-29.18%	13,499
2017	7.838626	7.603628	-3.00%	13,885
2016	5.523613	7.838626	41.91%	24,989
2015	8.410378	5.523613	-34.32%	12,927
2014	10.538538	8.410378	-20.19%	10,478
2013	9.656218	10.538538	9.14%	11,900
2012*	10.000000	9.656218	-3.44%	9,105

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.425278	18.181812	10.69%	14,907
2018	23.145572	16.425278	-29.03%	15,674
2017	23.794560	23.145572	-2.73%	15,826
2016	16.732540	23.794560	42.21%	16,718
2015	25.408730	16.732540	-34.15%	18,437
2014	31.742478	25.408730	-19.95%	20,046
2013	29.022122	31.742478	9.37%	23,445
2012	28.370161	29.022122	2.30%	28,443
2011	34.315944	28.370161	-17.33%	11,041
2010	26.834592	34.315944	27.88%	12,002
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	19.810831	25.167165	27.04%	1,945
2018	23.094357	19.810831	-14.22%	1,946
2017	18.456006	23.094357	25.13%	1,987
2016	17.951994	18.456006	2.81%	2,158
2015	18.725579	17.951994	-4.13%	2,563
2014	17.172753	18.725579	9.04%	2,563
2013	12.958375	17.172753	32.52%	2,563
2012	11.262745	12.958375	15.06%	2,563
2011	12.216025	11.262745	-7.80%	2,563
2010	10.989052	12.216025	11.17%	2,563
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.812783	8.13%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.589181	37.783314	23.52%	2,006
2018	30.516110	30.589181	0.24%	7,249
2017	24.502984	30.516110	24.54%	235
2016	22.981939	24.502984	6.62%	9,270
2015	23.915161	22.981939	-3.90%	11,437
2014	24.631424	23.915161	-2.91%	11,670
2013	16.569702	24.631424	48.65%	11,544
2012	15.524010	16.569702	6.74%	12,139
2011	16.444292	15.524010	-5.60%	19,092
2010	13.109049	16.444292	25.44%	14,048

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.993676	13.669555	13.97%	0
2018	13.089545	11.993676	-8.37%	164
2017	11.576608	13.089545	13.07%	3,759
2016	11.323854	11.576608	2.23%	568
2015	11.600604	11.323854	-2.39%	813
2014	11.256096	11.600604	3.06%	1,051
2013	10.167936	11.256096	10.70%	1,301
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.669232	8.858337	15.50%	0
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	18.330553	21.736982	18.58%	7,876
2018	21.882609	18.330553	-16.23%	9,973
2017	19.605961	21.882609	11.61%	10,096
2016	15.885120	19.605961	23.42%	13,384
2015	17.031581	15.885120	-6.73%	16,161
2014	15.806910	17.031581	7.75%	17,729
2013	11.612344	15.806910	36.12%	27,445
2012	9.911273	11.612344	17.16%	88,590
2011	10.966845	9.911273	-9.63%	104,550
2010	8.759604	10.966845	25.20%	114,549
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.767981	14.828733	7.70%	42,460
2018	14.325759	13.767981	-3.89%	59,098
2017	13.971660	14.325759	2.53%	62,256
2016	13.532889	13.971660	3.24%	84,533
2015	14.029679	13.532889	-3.54%	92,801
2014	13.732578	14.029679	2.16%	119,878
2013	15.171785	13.732578	-9.49%	142,996
2012	14.285811	15.171785	6.20%	260,485
2011	12.926098	14.285811	10.52%	353,292
2010	12.433365	12.926098	3.96%	331,863
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	26.809780	32.865032	22.59%	108,662
2018	29.108686	26.809780	-7.90%	121,376
2017	24.427294	29.108686	19.16%	129,385
2016	21.763717	24.427294	12.24%	140,456
2015	23.316310	21.763717	-6.66%	149,276
2014	20.955483	23.316310	11.27%	162,510
2013	15.600262	20.955483	34.33%	187,781
2012	13.747239	15.600262	13.48%	231,456
2011	13.480316	13.747239	1.98%	276,788
2010	11.940917	13.480316	12.89%	343,727

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	19.427957	24.675072	27.01%	0
2018	23.172346	19.427957	-16.16%	0
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.908665	29.261162	27.73%	29,862
2018	26.576190	22.908665	-13.80%	31,856
2017	24.057594	26.576190	10.47%	38,044
2016	19.799287	24.057594	21.51%	44,548
2015	20.310510	19.799287	-2.52%	39,074
2014	17.639464	20.310510	15.14%	58,589
2013	13.707510	17.639464	28.68%	50,357
2012	11.914872	13.707510	15.05%	48,821
2011	12.131262	11.914872	-1.78%	58,228
2010	10.285729	12.131262	17.94%	57,634
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	35.733831	44.894837	25.64%	0
2018	39.773005	35.733831	-10.16%	0
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.477971	11.902854	13.60%	51,835
2018	10.910293	10.477971	-3.96%	16,577
2017	10.302079	10.910293	5.90%	19,742
2016	9.232806	10.302079	11.58%	16,370
2015*	10.000000	9.232806	-7.67%	3,929
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.961216	10.752788	7.95%	14,894
2018	10.145817	9.961216	-1.82%	8,562
2017	9.939655	10.145817	2.07%	8,628
2016	9.808699	9.939655	1.34%	19,507
2015*	10.000000	9.808699	-1.91%	5,694

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.842963	14.929096	26.06%	15,939
2018	12.934695	11.842963	-8.44%	9,629
2017	11.226802	12.934695	15.21%	10,690
2016	9.780640	11.226802	14.79%	7,625
2015*	10.000000	9.780640	-2.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	16.030648	18.669299	16.46%	80,257
2018	17.539200	16.030648	-8.60%	88,083
2017	15.595831	17.539200	12.46%	98,387
2016	15.190796	15.595831	2.67%	109,466
2015	15.515057	15.190796	-2.09%	136,612
2014	15.390246	15.515057	0.81%	151,545
2013	13.600734	15.390246	13.16%	181,115
2012	12.505920	13.600734	8.75%	175,540
2011	13.122397	12.505920	-4.70%	243,497
2010	12.088339	13.122397	8.55%	193,397
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.363834	13.470339	18.54%	934
2018	13.628691	11.363834	-16.62%	5,433
2017	11.978277	13.628691	13.78%	5,483
2016	10.512985	11.978277	13.94%	1,328
2015	10.904285	10.512985	-3.59%	1,647
2014*	10.000000	10.904285	9.04%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.715050	37.124784	20.87%	36,315
2018	34.121130	30.715050	-9.98%	45,912
2017	30.692673	34.121130	11.17%	48,072
2016	24.682937	30.692673	24.35%	59,079
2015	25.552721	24.682937	-3.40%	69,252
2014	24.578155	25.552721	3.97%	78,124
2013	17.660870	24.578155	39.17%	100,360
2012	15.428967	17.660870	14.47%	106,693
2011	15.512910	15.428967	-0.54%	153,218
2010	12.465786	15.512910	24.44%	154,168
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	28.396001	36.688355	29.20%	381,746
2018	30.109243	28.396001	-5.69%	449,046
2017	25.047963	30.109243	20.21%	511,544
2016	22.671638	25.047963	10.48%	551,425
2015	22.672789	22.671638	-0.01%	644,858
2014	20.211670	22.672789	12.18%	711,433
2013	15.478869	20.211670	30.58%	798,397
2012	13.523176	15.478869	14.46%	921,096
2011	13.421278	13.523176	0.76%	1,092,360
2010	11.817023	13.421278	13.58%	1,371,953

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	21.754972	28.908168	32.88%	32,533
2018	23.011237	21.754972	-5.46%	33,446
2017	20.173163	23.011237	14.07%	35,859
2016	18.479930	20.173163	9.16%	37,148
2015	19.302126	18.479930	-4.26%	45,860
2014	17.202587	19.302126	12.20%	49,064
2013	12.947248	17.202587	32.87%	51,305
2012	11.691544	12.947248	10.74%	61,622
2011	11.715723	11.691544	-0.21%	91,202
2010	10.317348	11.715723	13.55%	101,230
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	26.968409	36.220296	34.31%	60,726
2018	29.276096	26.968409	-7.88%	115,612
2017	23.246830	29.276096	25.94%	119,811
2016	21.782964	23.246830	6.72%	126,839
2015	22.582690	21.782964	-3.54%	136,183
2014	21.124533	22.582690	6.90%	162,814
2013	17.637339	21.124533	19.77%	188,814
2012	16.149529	17.637339	9.21%	223,403
2011	14.978871	16.149529	7.82%	249,599
2010	13.133645	14.978871	14.05%	280,599
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	19.094680	22.997411	20.44%	0
2018	23.860154	19.094680	-19.97%	668
2017	19.349338	23.860154	23.31%	623
2016	16.711163	19.349338	15.79%	571
2015	17.290724	16.711163	-3.35%	506
2014	17.208676	17.290724	0.48%	455
2013	11.713329	17.208676	46.92%	391
2012	9.823778	11.713329	19.23%	835
2011	11.529165	9.823778	-14.79%	1,854
2010	8.888543	11.529165	29.71%	2,685
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.703770	11.182676	15.24%	10,230
2018	10.221005	9.703770	-5.06%	3,634
2017*	10.000000	10.221005	2.21%	3,868
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.934395	17.601162	26.31%	5,594
2018	16.964778	13.934395	-17.86%	11,230
2017	15.348301	16.964778	10.53%	10,405
2016	11.838473	15.348301	29.65%	8,979
2015	12.797136	11.838473	-7.49%	3,483
2014	12.251137	12.797136	4.46%	8,613
2013*	10.000000	12.251137	22.51%	5,351

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.586184	11.210864	5.90%	42,191
2018	10.713776	10.586184	-1.19%	303,732
2017	10.472114	10.713776	2.31%	293,369
2016	9.718836	10.472114	7.75%	333,576
2015	9.925412	9.718836	-2.08%	17,480
2014*	10.000000	9.925412	-0.75%	524,976
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	19.063347	20.634093	8.24%	203,466
2018	19.391515	19.063347	-1.69%	286,544
2017	18.846079	19.391515	2.89%	322,651
2016	18.353254	18.846079	2.69%	353,831
2015	18.602682	18.353254	-1.34%	393,530
2014	18.122183	18.602682	2.65%	450,499
2013	18.136040	18.122183	-0.08%	501,267
2012	16.713375	18.136040	8.51%	606,238
2011	16.523281	16.713375	1.15%	733,076
2010	15.397564	16.523281	7.31%	912,221
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.256242	10.549197	27.77%	9,586
2018*	10.000000	8.256242	-17.44%	466
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.737216	18.054224	14.72%	105,244
2018	16.594322	15.737216	-5.17%	23,095
2017	14.849290	16.594322	11.75%	34,196
2016	14.261349	14.849290	4.12%	36,109
2015	14.465070	14.261349	-1.41%	41,965
2014	14.016322	14.465070	3.20%	42,415
2013	12.498349	14.016322	12.15%	68,492
2012	11.315439	12.498349	10.45%	83,124
2011	11.473634	11.315439	-1.38%	84,706
2010	10.290497	11.473634	11.50%	83,807
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.865851	18.830988	18.69%	34,410
2018	17.063195	15.865851	-7.02%	40,019
2017	14.812671	17.063195	15.19%	42,192
2016	14.123545	14.812671	4.88%	41,920
2015	14.333150	14.123545	-1.46%	43,181
2014	13.846720	14.333150	3.51%	49,800
2013	12.074272	13.846720	14.68%	41,202
2012	10.786367	12.074272	11.94%	78,385
2011	11.030144	10.786367	-2.21%	59,042
2010	9.738655	11.030144	13.26%	50,033

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.428287	20.207770	23.01%	18,822
2018	18.033917	16.428287	-8.90%	20,983
2017	15.092110	18.033917	19.49%	16,615
2016	14.325457	15.092110	5.35%	16,595
2015	14.533601	14.325457	-1.43%	15,287
2014	14.013978	14.533601	3.71%	17,536
2013	11.662690	14.013978	20.16%	25,458
2012	10.211709	11.662690	14.21%	25,612
2011	10.611150	10.211709	-3.76%	44,030
2010	9.249263	10.611150	14.72%	34,611
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.340395	13.920329	22.75%	11,486
2018	12.000170	11.340395	-5.50%	9,683
2017	10.449246	12.000170	14.84%	10,679
2016*	10.000000	10.449246	4.49%	4,992
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	40.011280	52.016021	30.00%	0
2018	43.265497	40.011280	-7.52%	0
2017	35.926695	43.265497	20.43%	0
2016	33.661893	35.926695	6.73%	0
2015	33.847465	33.661893	-0.55%	0
2014	30.607192	33.847465	10.59%	0
2013	23.597847	30.607192	29.70%	0
2012	20.515234	23.597847	15.03%	0
2011	21.304743	20.515234	-3.71%	0
2010	18.394528	21.304743	15.82%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.025524	10.26%	4,982
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.988839	8.677155	8.62%	51,095
2018	10.737692	7.988839	-25.60%	53,824
2017	11.166692	10.737692	-3.84%	64,061
2016	8.456925	11.166692	32.04%	72,575
2015	10.790031	8.456925	-21.62%	73,945
2014	12.506725	10.790031	-13.73%	84,181
2013	10.186261	12.506725	22.78%	103,025
2012	9.834227	10.186261	3.58%	121,926
2011	10.488753	9.834227	-6.24%	180,268
2010	8.900303	10.488753	17.85%	207,862

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.401798	33.246264	25.92%	417,829
2018	29.145429	26.401798	-9.41%	479,139
2017	26.123686	29.145429	11.57%	558,863
2016	22.402720	26.123686	16.61%	636,099
2015	23.617524	22.402720	-5.14%	767,999
2014	21.979695	23.617524	7.45%	860,375
2013	17.360932	21.979695	26.60%	989,970
2012	14.979785	17.360932	15.90%	1,209,032
2011	15.017074	14.979785	-0.25%	1,444,228
2010	13.193376	15.017074	13.82%	1,754,955
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.680070	14.980147	28.25%	6,999
2018	13.006311	11.680070	-10.20%	6,697
2017	11.277240	13.006311	15.33%	8,073
2016*	10.000000	11.277240	12.77%	7,522
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	27.145392	37.772899	39.15%	0
2018	24.432607	27.145392	11.10%	0
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	30.120590	39.972668	32.71%	210,470
2018	30.541576	30.120590	-1.38%	237,038
2017	22.873806	30.541576	33.52%	290,444
2016	22.963644	22.873806	-0.39%	308,471
2015	21.689375	22.963644	5.88%	434,120
2014	19.723857	21.689375	9.97%	431,438
2013	14.642162	19.723857	34.71%	485,265
2012	12.925353	14.642162	13.28%	569,881
2011	13.050381	12.925353	-0.96%	672,929
2010	10.636620	13.050381	22.69%	834,405

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	18.541246	21.073225	13.66%	94,438
2018	19.448875	18.541246	-4.67%	114,217
2017	18.365937	19.448875	5.90%	133,289
2016	16.236153	18.365937	13.12%	169,345
2015	17.057378	16.236153	-4.81%	180,408
2014	17.063732	17.057378	-0.04%	138,641
2013	16.296302	17.063732	4.71%	154,286
2012	14.429589	16.296302	12.94%	200,372
2011	14.038580	14.429589	2.79%	262,025
2010	12.474675	14.038580	12.54%	335,777
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	15.145888	16.414455	8.38%	159,753
2018	15.412700	15.145888	-1.73%	55,421
2017	14.961518	15.412700	3.02%	55,936
2016	14.458342	14.961518	3.48%	66,538
2015	14.723060	14.458342	-1.80%	88,714
2014	14.076832	14.723060	4.59%	104,434
2013	14.507539	14.076832	-2.97%	115,185
2012	13.869193	14.507539	4.60%	184,093
2011	13.080146	13.869193	6.03%	222,771
2010	12.282400	13.080146	6.50%	308,759
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	18.325912	22.356021	21.99%	49,345
2018	21.709019	18.325912	-15.58%	56,415
2017	18.184854	21.709019	19.38%	63,928
2016	16.400061	18.184854	10.88%	66,898
2015	16.834960	16.400061	-2.58%	109,918
2014	16.029009	16.834960	5.03%	123,886
2013	11.911608	16.029009	34.57%	147,288
2012	10.496172	11.911608	13.49%	281,214
2011	11.886570	10.496172	-11.70%	338,119
2010	9.338298	11.886570	27.29%	455,636
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	19.647844	24.809219	26.27%	45,695
2018	23.342056	19.647844	-15.83%	50,486
2017	18.140118	23.342056	28.68%	55,282
2016	19.331387	18.140118	-6.16%	79,825
2015	18.887147	19.331387	2.35%	98,887
2014	20.794213	18.887147	-9.17%	19,649
2013	16.126667	20.794213	28.94%	20,539
2012	13.527678	16.126667	19.21%	23,792
2011	16.524786	13.527678	-18.14%	29,069
2010	14.787237	16.524786	11.75%	34,287
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.448813	11.489446	21.60%	848
2018	10.213788	9.448813	-7.49%	391
2017*	10.000000	10.213788	2.14%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	23.165397	30.766921	32.81%	24,471
2018	28.335317	23.165397	-18.25%	21,670
2017	24.032790	28.335317	17.90%	26,283
2016	22.195518	24.032790	8.28%	29,596
2015	23.149550	22.195518	-4.12%	31,818
2014	21.938793	23.149550	5.52%	36,651
2013	17.005390	21.938793	29.01%	41,295
2012	13.528547	17.005390	25.70%	54,637
2011	15.006538	13.528547	-9.85%	52,295
2010	11.999041	15.006538	25.06%	82,839
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.187250	15.632265	18.54%	6,739
2018	14.758780	13.187250	-10.65%	6,923
2017	13.326193	14.758780	10.75%	7,480
2016	11.904886	13.326193	11.94%	6,843
2015	12.834741	11.904886	-7.24%	7,051
2014	12.618130	12.834741	1.72%	14,032
2013	10.308138	12.618130	22.41%	15,045
2012	9.037365	10.308138	14.06%	14,507
2011	9.280772	9.037365	-2.62%	24,895
2010	8.511220	9.280772	9.04%	31,899
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.625311	19.082894	14.78%	124,393
2018	17.567362	16.625311	-5.36%	105,090
2017	16.195602	17.567362	8.47%	130,248
2016	14.361314	16.195602	12.77%	268,459
2015	15.623162	14.361314	-8.08%	155,341
2014	15.099934	15.623162	3.47%	388,903
2013	13.399766	15.099934	12.69%	357,644
2012	12.027382	13.399766	11.41%	258,756
2011	11.877684	12.027382	1.26%	258,514
2010	10.658939	11.877684	11.43%	347,133
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	17.499862	21.867517	24.96%	13,754
2018	20.310970	17.499862	-13.84%	21,450
2017	18.559345	20.310970	9.44%	27,038
2016	14.413956	18.559345	28.76%	33,042
2015	15.736753	14.413956	-8.41%	36,529
2014	15.821443	15.736753	-0.54%	42,402
2013	11.742187	15.821443	34.74%	51,199
2012	10.028976	11.742187	17.08%	61,929
2011	10.536498	10.028976	-4.82%	118,865
2010	8.308699	10.536498	26.81%	142,344

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.996062	12.525381	25.30%	13,430
2018	12.003921	9.996062	-16.73%	17,949
2017	8.644053	12.003921	38.87%	17,268
2016	7.441938	8.644053	16.15%	19,218
2015	9.359497	7.441938	-20.49%	20,928
2014*	10.000000	9.359497	-6.41%	26,024
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	16.815636	18.765595	11.60%	0
2018	20.067909	16.815636	-16.21%	0
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.202653	9.128816	11.29%	32,052
2018	9.809133	8.202653	-16.38%	27,714
2017	8.499166	9.809133	15.41%	27,323
2016	8.018123	8.499166	6.00%	36,257
2015	8.670237	8.018123	-7.52%	51,625
2014*	10.000000	8.670237	-13.30%	52,935
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.802891	9.890212	0.89%	162,754
2018	9.724087	9.802891	0.81%	178,741
2017	9.646188	9.724087	0.81%	201,681
2016	9.474770	9.646188	1.81%	168,869
2015	10.011105	9.474770	-5.36%	218,285
2014*	10.000000	10.011105	0.11%	250,453
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	12.024408	13.311648	10.71%	0
2018	12.709968	12.024408	-5.39%	88
2017	11.361304	12.709968	11.87%	0
2016	11.009778	11.361304	3.19%	0
2015	11.819801	11.009778	-6.85%	0
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.418540	10.136683	7.62%	0
2018*	10.000000	9.418540	-5.81%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.800822	10.178944	3.86%	6,542
2018	10.440240	9.800822	-6.12%	13,681
2017	10.181903	10.440240	2.54%	20,420
2016	10.344868	10.181903	-1.58%	26,166
2015	10.270057	10.344868	0.73%	9,395
2014	9.921960	10.270057	3.51%	6,987
2013*	10.000000	9.921960	-0.78%	5,987
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.471072	16.174127	20.07%	0
2018	14.833497	13.471072	-9.18%	0
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.880264	23.466656	31.24%	0
2018	19.462552	17.880264	-8.13%	0
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.793543	19.948777	18.79%	0
2018	18.013136	16.793543	-6.77%	0
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.639309	22.810417	22.38%	0
2018	21.088406	18.639309	-11.61%	0
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	19.211026	21.224571	10.48%	0
2018	20.260990	19.211026	-5.18%	0
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	20.078019	24.340465	21.23%	0
2018	23.246797	20.078019	-13.63%	0
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.849179	24.872395	25.31%	0
2018	23.063615	19.849179	-13.94%	0
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	18.391246	22.860006	24.30%	0
2018	20.733535	18.391246	-11.30%	0
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.614822	25.979554	32.45%	0
2018	20.582234	19.614822	-4.70%	0
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	18.137070	24.530710	35.25%	0
2018	19.029620	18.137070	-4.69%	551
2017	15.109467	19.029620	25.95%	551
2016	14.938294	15.109467	1.15%	551
2015	14.384251	14.938294	3.85%	551
2014	13.412290	14.384251	7.25%	551
2013	9.677256	13.412290	38.60%	551
2012*	10.000000	9.677256	-3.23%	551
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.831951	24.059897	34.93%	2,041
2018	18.761265	17.831951	-4.95%	4,931
2017	14.933293	18.761265	25.63%	2,293
2016	14.800424	14.933293	0.90%	946
2015	14.286411	14.800424	3.60%	1,674
2014	13.354435	14.286411	6.98%	3,226
2013	9.659049	13.354435	38.26%	1,664
2012*	10.000000	9.659049	-3.41%	857

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	20.860249	26.606372	27.55%	0
2018	23.280929	20.860249	-10.40%	65
2017	20.798902	23.280929	11.93%	65
2016	19.072068	20.798902	9.05%	65
2015	20.465046	19.072068	-6.81%	65
2014	19.133967	20.465046	6.96%	136
2013	14.968545	19.133967	27.83%	130
2012	13.290426	14.968545	12.63%	1,185
2011	13.446440	13.290426	-1.16%	1,647
2010	12.410075	13.446440	8.35%	1,755
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.688222	17.485075	19.04%	0
2018	16.412445	14.688222	-10.51%	0
2017	14.945776	16.412445	9.81%	0
2016	13.126214	14.945776	13.86%	0
2015	13.583797	13.126214	-3.37%	0
2014	12.596826	13.583797	7.84%	6,985
2013	10.174617	12.596826	23.81%	6,985
2012	9.138734	10.174617	11.34%	9,026
2011*	10.000000	9.138734	-8.61%	9,026
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.587675	16.528976	21.65%	0
2018	14.640252	13.587675	-7.19%	0
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	22.668239	29.705987	31.05%	0
2018	22.716230	22.668239	-0.21%	0
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	22.704943	28.871251	27.16%	0
2018	27.002884	22.704943	-15.92%	0
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.709852	16.953860	23.66%	454
2018	15.682282	13.709852	-12.58%	2,582
2017	13.829740	15.682282	13.40%	39
2016	12.356679	13.829740	11.92%	27
2015	13.052854	12.356679	-5.33%	28
2014	12.669740	13.052854	3.02%	29
2013	9.972152	12.669740	27.05%	30
2012*	10.000000	9.972152	-0.28%	32
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	30.651474	41.286872	34.70%	0
2018	32.877934	30.651474	-6.77%	0
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	252
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	30.435370	41.949130	37.83%	56,867
2018	32.769050	30.435370	-7.12%	68,648
2017	25.725611	32.769050	27.38%	77,033
2016	25.417636	25.725611	1.21%	88,494
2015	24.107756	25.417636	5.43%	104,495
2014	23.043036	24.107756	4.62%	124,218
2013	17.133756	23.043036	34.49%	153,566
2012	14.877798	17.133756	15.16%	183,320
2011	14.879893	14.877798	-0.01%	219,155
2010	11.803424	14.879893	26.06%	308,078

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	22.591168	29.444859	30.34%	303,880
2018	26.311803	22.591168	-14.14%	319,559
2017	19.466241	26.311803	35.17%	354,207
2016	19.666042	19.466241	-1.02%	401,320
2015	19.130264	19.666042	2.80%	472,811
2014	18.909583	19.130264	1.17%	498,787
2013	15.018696	18.909583	25.91%	314,592
2012	12.523077	15.018696	19.93%	369,621
2011	13.806701	12.523077	-9.30%	452,513
2010	12.038250	13.806701	14.69%	562,371
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.329178	11.319197	9.58%	14,569
2018	10.925137	10.329178	-5.45%	13,874
2017	10.394333	10.925137	5.11%	12,274
2016	9.865136	10.394333	5.36%	9,001
2015	10.205551	9.865136	-3.34%	10,280
2014	10.034213	10.205551	1.71%	21,744
2013	10.159260	10.034213	-1.23%	15,191
2012*	10.000000	10.159260	1.59%	5,918
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.830778	11.174861	26.54%	2,127
2018	11.099776	8.830778	-20.44%	2,659
2017	8.875693	11.099776	25.06%	1,758
2016	9.224626	8.875693	-3.78%	1,057
2015	9.046251	9.224626	1.97%	2,409
2014*	10.000000	9.046251	-9.54%	1,071
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	27.448036	35.854896	30.63%	183,822
2018	30.131258	27.448036	-8.91%	205,949
2017	26.058960	30.131258	15.63%	232,157
2016	23.605694	26.058960	10.39%	260,874
2015	23.099421	23.605694	2.19%	274,613
2014	21.098135	23.099421	9.49%	325,731
2013	16.188933	21.098135	30.32%	371,842
2012	14.006334	16.188933	15.58%	449,432
2011	14.163832	14.006334	-1.11%	560,571
2010	12.334467	14.163832	14.83%	708,096

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.897840	23.637350	25.08%	12,598
2018	21.309112	18.897840	-11.32%	17,830
2017	18.873632	21.309112	12.90%	21,999
2016	16.164751	18.873632	16.76%	23,570
2015	17.369183	16.164751	-6.93%	24,765
2014	15.690006	17.369183	10.70%	33,012
2013	11.250104	15.690006	39.47%	36,060
2012	9.641310	11.250104	16.69%	130,484
2011	9.968885	9.641310	-3.29%	144,606
2010	8.167896	9.968885	22.05%	178,512
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	28.385068	34.186562	20.44%	14,570
2018	30.353468	28.385068	-6.48%	16,958
2017	25.948570	30.353468	16.98%	18,527
2016	26.927957	25.948570	-3.64%	24,907
2015	29.706959	26.927957	-9.35%	51,035
2014	31.706766	29.706959	-6.31%	55,521
2013	25.620439	31.706766	23.76%	63,705
2012	21.737636	25.620439	17.86%	57,027
2011	23.685706	21.737636	-8.22%	70,576
2010	22.037235	23.685706	7.48%	91,508
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.614173	31.466868	9.97%	3,913
2018	29.559325	28.614173	-3.20%	6,288
2017	28.016130	29.559325	5.51%	4,693
2016	24.380496	28.016130	14.91%	8,538
2015	26.366831	24.380496	-7.53%	9,653
2014	26.161791	26.366831	0.78%	39,159
2013	23.939285	26.161791	9.28%	61,494
2012	20.402867	23.939285	17.33%	5,268
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.677205	40.486720	36.42%	4,139
2018	30.026633	29.677205	-1.16%	1,904
2017	23.924819	30.026633	25.50%	2,074
2016	22.796053	23.924819	4.95%	395
2015	24.463597	22.796053	-6.82%	2,858
2014	22.931123	24.463597	6.68%	5,553
2013	17.844019	22.931123	28.51%	4,275
2012	15.888445	17.844019	12.31%	3,386
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.886182	10.684551	8.08%	8,984
2018	10.127013	9.886182	-2.38%	9,003
2017	9.907169	10.127013	2.22%	323
2016	9.799338	9.907169	1.10%	5,367
2015*	10.000000	9.799338	-2.01%	102

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.339911	30.236365	35.35%	180,260
2018	22.208052	22.339911	0.59%	205,257
2017	17.273094	22.208052	28.57%	227,798
2016	17.131909	17.273094	0.82%	247,792
2015	15.475140	17.131909	10.71%	320,374
2014	14.425725	15.475140	7.27%	362,542
2013	11.144150	14.425725	29.45%	396,920
2012	9.097794	11.144150	22.49%	511,456
2011	9.884966	9.097794	-7.96%	637,956
2010	9.386671	9.884966	5.31%	955,840
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.083832	18.739544	43.23%	114,519
2018	13.110963	13.083832	-0.21%	144,152
2017	9.147736	13.110963	43.32%	143,392
2016	8.123926	9.147736	12.60%	144,313
2015	7.849611	8.123926	3.49%	156,782
2014	7.258436	7.849611	8.14%	181,269
2013	5.420713	7.258436	33.90%	341,133
2012	4.600236	5.420713	17.84%	568,161
2011	5.092165	4.600236	-9.66%	160,315
2010	4.138988	5.092165	23.03%	192,059
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.721084	14.688034	25.31%	215,651
2018	13.966198	11.721084	-16.08%	234,187
2017	10.795546	13.966198	29.37%	247,855
2016	11.700067	10.795546	-7.73%	277,818
2015	12.972344	11.700067	-9.81%	320,999
2014	14.922461	12.972344	-13.07%	353,873
2013	13.202859	14.922461	13.02%	408,134
2012	11.795326	13.202859	11.93%	503,149
2011	17.626398	11.795326	-33.08%	227,712
2010	14.255855	17.626398	23.64%	277,453
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	27.971239	35.066656	25.37%	22,361
2018	32.081353	27.971239	-12.81%	25,578
2017	28.512542	32.081353	12.52%	27,031
2016	25.135143	28.512542	13.44%	30,522
2015	26.107950	25.135143	-3.73%	33,873
2014	22.933695	26.107950	13.84%	40,418
2013	17.527195	22.933695	30.85%	42,766
2012	14.722599	17.527195	19.05%	50,833
2011	14.571140	14.722599	1.04%	56,478
2010	11.934062	14.571140	22.10%	66,908

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.103525	10.636789	16.84%	4,233
2018	11.302782	9.103525	-19.46%	7,091
2017	8.940360	11.302782	26.42%	14,845
2016	7.484290	8.940360	19.46%	2,693
2015	9.466069	7.484290	-20.94%	1,725
2014*	10.000000	9.466069	-5.34%	1,550
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.042145	10.766923	7.22%	503
2018	10.259776	10.042145	-2.12%	503
2017	9.987667	10.259776	2.72%	503
2016*	10.000000	9.987667	-0.12%	6,420
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.550496	23.124525	39.72%	4,915
2018	17.028013	16.550496	-2.80%	2,541
2017	13.628261	17.028013	24.95%	2,849
2016	12.665066	13.628261	7.61%	8,265
2015	13.086728	12.665066	-3.22%	8,783
2014	14.304313	13.086728	-8.51%	8,680
2013	10.241840	14.304313	39.67%	12,544
2012*	10.000000	10.241840	2.42%	4,831
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	19.538746	25.025499	28.08%	67,603
2018	22.039911	19.538746	-11.35%	91,859
2017	18.989918	22.039911	16.06%	103,070
2016	16.875774	18.989918	12.53%	168,207
2015	17.224346	16.875774	-2.02%	108,183
2014	15.803595	17.224346	8.99%	111,783
2013	11.784529	15.803595	34.10%	128,563
2012	10.282757	11.784529	14.60%	157,565
2011	10.445607	10.282757	-1.56%	172,773
2010	9.496562	10.445607	9.99%	219,243
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.872683	8.73%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.304732	22.747468	24.27%	42,733
2018	20.503262	18.304732	-10.72%	47,919
2017	16.346588	20.503262	25.43%	50,916
2016	15.916511	16.346588	2.70%	46,591
2015	15.136871	15.916511	5.15%	71,647
2014	15.133806	15.136871	0.02%	37,015
2013	11.989006	15.133806	26.23%	33,100
2012	10.456746	11.989006	14.65%	42,582
2011	10.764126	10.456746	-2.86%	22,537
2010*	10.000000	10.764126	7.64%	19,111

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	14.044915	15.401712	9.66%	12,231
2018	14.295080	14.044915	-1.75%	6,727
2017	13.604315	14.295080	5.08%	7,922
2016	12.963045	13.604315	4.95%	13,186
2015	13.193124	12.963045	-1.74%	8,744
2014	12.368317	13.193124	6.67%	8,299
2013	12.545648	12.368317	-1.41%	3,521
2012	11.591270	12.545648	8.23%	7,463
2011	11.093339	11.591270	4.49%	4,503
2010	10.468731	11.093339	5.97%	3,103
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	47.463285	53.631219	13.00%	3,906
2018	51.576194	47.463285	-7.97%	4,124
2017	47.532858	51.576194	8.51%	4,267
2016	43.471810	47.532858	9.34%	4,671
2015	44.451225	43.471810	-2.20%	5,258
2014	43.667264	44.451225	1.80%	5,667
2013	48.386688	43.667264	-9.75%	7,441
2012	41.476432	48.386688	16.66%	9,073
2011	39.180972	41.476432	5.86%	10,791
2010	36.098833	39.180972	8.54%	15,157
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.496529	12.009370	26.46%	854
2018	10.425208	9.496529	-8.91%	903
2017	9.365958	10.425208	11.31%	2,131
2016	8.237002	9.365958	13.71%	3,989
2015*	10.000000	8.237002	-17.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	17.549680	20.440970	16.47%	0
2018	18.980452	17.549680	-7.54%	0
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.239641	22.368703	22.64%	0
2018	19.870601	18.239641	-8.21%	0
2017	17.096014	19.870601	16.23%	0
2016	15.572096	17.096014	9.79%	0
2015	16.960891	15.572096	-8.19%	2,153
2014	17.510954	16.960891	-3.14%	4,223
2013	13.421458	17.510954	30.47%	3,145
2012	11.066998	13.421458	21.27%	1,205
2011	11.292708	11.066998	-2.00%	1,697
2010*	10.000000	11.292708	12.93%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.312382	20.680328	19.45%	145,031
2018	18.423322	17.312382	-6.03%	159,100
2017	16.087041	18.423322	14.52%	186,036
2016	14.922505	16.087041	7.80%	228,403
2015	14.941432	14.922505	-0.13%	196,868
2014	14.389503	14.941432	3.84%	215,291
2013	11.801550	14.389503	21.93%	236,647
2012	10.312373	11.801550	14.44%	210,088
2011	10.330858	10.312373	-0.18%	214,123
2010	9.325078	10.330858	10.79%	250,922
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.995642	12.929420	7.78%	26,881
2018	12.261405	11.995642	-2.17%	38,755
2017	12.011635	12.261405	2.08%	29,139
2016	11.831287	12.011635	1.52%	39,285
2015	11.990578	11.831287	-1.33%	42,769
2014	11.548990	11.990578	3.82%	47,883
2013	11.985942	11.548990	-3.65%	46,319
2012	11.546118	11.985942	3.81%	63,264
2011	11.042165	11.546118	4.56%	89,809
2010	10.533955	11.042165	4.82%	138,900
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.144916	25.519457	33.30%	65,693
2018	21.372909	19.144916	-10.42%	73,023
2017	16.500312	21.372909	29.53%	95,248
2016	16.652152	16.500312	-0.91%	92,466
2015	15.803355	16.652152	5.37%	104,869
2014	15.691090	15.803355	0.72%	115,080
2013	12.333180	15.691090	27.23%	135,440
2012	10.214607	12.333180	20.74%	156,149
2011	11.388162	10.214607	-10.31%	141,008
2010	10.345640	11.388162	10.08%	178,779
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.306490	27.454025	28.85%	79,353
2018	21.687148	21.306490	-1.76%	93,090
2017	17.158194	21.687148	26.40%	101,630
2016	15.906781	17.158194	7.87%	106,758
2015	15.112403	15.906781	5.26%	135,436
2014	14.139854	15.112403	6.88%	151,456
2013	11.030803	14.139854	28.19%	159,311
2012	9.500514	11.030803	16.11%	172,682
2011	10.078460	9.500514	-5.73%	188,819
2010	8.621883	10.078460	16.89%	225,159

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.544992	21.805729	24.28%	92,091
2018	18.137530	17.544992	-3.27%	76,037
2017	15.040732	18.137530	20.59%	84,271
2016	13.689746	15.040732	9.87%	100,170
2015	13.693207	13.689746	-0.03%	110,746
2014	12.560847	13.693207	9.01%	117,755
2013	9.551526	12.560847	31.51%	98,159
2012	8.250277	9.551526	15.77%	98,505
2011	8.532609	8.250277	-3.31%	113,689
2010	7.774220	8.532609	9.76%	120,627
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	19.984906	21.577240	7.97%	54,676
2018	20.693670	19.984906	-3.43%	65,659
2017	19.677345	20.693670	5.16%	77,263
2016	18.312203	19.677345	7.45%	85,770
2015	19.066962	18.312203	-3.96%	114,351
2014	18.558285	19.066962	2.74%	141,595
2013	18.978077	18.558285	-2.21%	149,077
2012	17.095502	18.978077	11.01%	193,005
2011	16.376646	17.095502	4.39%	206,209
2010	14.973439	16.376646	9.37%	282,558
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.433552	29.505378	25.91%	28,108
2018	25.549575	23.433552	-8.28%	30,880
2017	21.893049	25.549575	16.70%	27,157
2016	18.777193	21.893049	16.59%	30,438
2015	20.262355	18.777193	-7.33%	37,202
2014	18.767102	20.262355	7.97%	58,582
2013	13.989800	18.767102	34.15%	99,084
2012	11.940919	13.989800	17.16%	71,142
2011	12.360869	11.940919	-3.40%	74,656
2010	10.795566	12.360869	14.50%	91,524
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.713363	12.179020	13.68%	901
2018	11.835780	10.713363	-9.48%	1,695
2017	10.104432	11.835780	17.13%	0
2016*	10.000000	10.104432	1.04%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.108369	10.655576	5.41%	306
2018*	10.000000	10.108369	1.08%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.729666	26.928061	13.48%	109,558
2018	24.736913	23.729666	-4.07%	113,759
2017	23.428259	24.736913	5.59%	145,817
2016	20.750615	23.428259	12.90%	144,021
2015	21.543104	20.750615	-3.68%	167,292
2014	21.240988	21.543104	1.42%	150,156
2013	20.058648	21.240988	5.89%	86,298
2012	17.705005	20.058648	13.29%	102,323
2011	17.243189	17.705005	2.68%	124,032
2010	15.408067	17.243189	11.91%	153,106
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.243122	21.840649	26.66%	189,503
2018	18.308485	17.243122	-5.82%	297,082
2017	14.826494	18.308485	23.48%	310,523
2016	13.196000	14.826494	12.36%	361,901
2015	13.488407	13.196000	-2.17%	403,877
2014	12.794082	13.488407	5.43%	434,921
2013	8.994830	12.794082	42.24%	481,674
2012	7.777448	8.994830	15.65%	563,714
2011	8.897568	7.777448	-12.59%	898,460
2010	7.781931	8.897568	14.34%	969,702
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.780045	16.189446	26.68%	627
2018	13.604204	12.780045	-6.06%	627
2017	11.025242	13.604204	23.39%	148
2016*	10.000000	11.025242	10.25%	148
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.997861	23.700388	31.68%	64,362
2018	21.784338	17.997861	-17.38%	77,541
2017	17.512464	21.784338	24.39%	85,538
2016	18.090568	17.512464	-3.20%	88,274
2015	18.382087	18.090568	-1.59%	98,707
2014	18.775823	18.382087	-2.10%	114,284
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	25.922705	33.151088	27.88%	126,954
2018	26.213418	25.922705	-1.11%	150,056
2017	21.990884	26.213418	19.20%	160,779
2016	19.961400	21.990884	10.17%	181,655
2015	19.996369	19.961400	-0.17%	218,451
2014	18.028685	19.996369	10.91%	243,173
2013	13.904568	18.028685	29.66%	259,249
2012	12.309812	13.904568	12.96%	307,352
2011	12.380966	12.309812	-0.57%	353,921
2010	11.034479	12.380966	12.20%	454,524
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.176690	17.380163	22.60%	10,031
2018	16.061092	14.176690	-11.73%	10,294
2017	13.555436	16.061092	18.48%	11,470
2016	12.647970	13.555436	7.17%	8,519
2015	13.016941	12.647970	-2.83%	7,715
2014	12.595318	13.016941	3.35%	6,959
2013	9.836152	12.595318	28.05%	6,942
2012	8.562658	9.836152	14.87%	8,260
2011	9.247549	8.562658	-7.41%	10,823
2010	8.133865	9.247549	13.69%	8,732
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.574310	15.597048	14.90%	62,890
2018	14.638635	13.574310	-7.27%	125,885
2017	13.209118	14.638635	10.82%	140,269
2016	12.586810	13.209118	4.94%	41,373
2015	12.863060	12.586810	-2.15%	79,280
2014	12.470220	12.863060	3.15%	85,206
2013	10.997048	12.470220	13.40%	99,669
2012	10.012205	10.997048	9.84%	147,747
2011	10.261354	10.012205	-2.43%	129,350
2010	9.397542	10.261354	9.19%	209,123
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.125026	16.797159	18.92%	12,944
2018	15.552016	14.125026	-9.18%	13,198
2017	13.578369	15.552016	14.54%	13,494
2016	12.792368	13.578369	6.14%	26,045
2015	13.108816	12.792368	-2.41%	39,626
2014	12.659918	13.108816	3.55%	39,683
2013	10.557671	12.659918	19.91%	40,252
2012	9.393792	10.557671	12.39%	50,114
2011	9.837220	9.393792	-4.51%	59,257
2010	8.850147	9.837220	11.15%	61,105

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.480269	13.660045	9.45%	15,649
2018	12.957393	12.480269	-3.68%	15,950
2017	12.317902	12.957393	5.19%	16,292
2016	11.905348	12.317902	3.47%	16,612
2015	12.126755	11.905348	-1.83%	21,710
2014	11.865739	12.126755	2.20%	16,333
2013	11.433714	11.865739	3.78%	19,455
2012	10.754709	11.433714	6.31%	25,347
2011	10.722785	10.754709	0.30%	48,761
2010	10.151663	10.722785	5.63%	54,681
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.308364	12.733257	12.60%	0
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	0
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.605074	13.246691	14.15%	4,466
2018	12.628059	11.605074	-8.10%	5,954
2017	10.839641	12.628059	16.50%	5,844
2016	10.318836	10.839641	5.05%	6,090
2015	10.968496	10.318836	-5.92%	6,158
2014	10.979220	10.968496	-0.10%	6,339
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.907257	16.249918	16.84%	42,015
2018	15.135358	13.907257	-8.11%	47,945
2017	13.427537	15.135358	12.72%	63,525
2016	12.719304	13.427537	5.57%	78,621
2015	12.999321	12.719304	-2.15%	125,097
2014	12.569469	12.999321	3.42%	143,409
2013	10.788427	12.569469	16.51%	224,146
2012	9.707840	10.788427	11.13%	183,718
2011	10.050033	9.707840	-3.40%	147,946
2010	9.124286	10.050033	10.15%	175,020

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.123487	17.073390	20.89%	221
2018	15.781186	14.123487	-10.50%	179
2017	13.514290	15.781186	16.77%	135
2016	12.700082	13.514290	6.41%	79
2015	13.037904	12.700082	-2.59%	14
2014	12.607773	13.037904	3.41%	38,262
2013	10.257738	12.607773	22.91%	0
2012	9.051808	10.257738	13.32%	19,897
2011	9.600776	9.051808	-5.72%	8,597
2010	8.567131	9.600776	12.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.313071	15.049656	13.04%	5,763
2018	14.135255	13.313071	-5.82%	5,922
2017	13.006302	14.135255	8.68%	8,403
2016	12.406458	13.006302	4.83%	8,997
2015	12.679500	12.406458	-2.15%	32,166
2014	12.317687	12.679500	2.94%	35,839
2013	11.196381	12.317687	10.01%	64,609
2012	10.287903	11.196381	8.83%	82,922
2011	10.430294	10.287903	-1.37%	89,273
2010	9.672495	10.430294	7.83%	91,752
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.463792	16.090859	11.25%	4,866
2018	17.347265	14.463792	-16.62%	6,421
2017	14.292667	17.347265	21.37%	6,393
2016	14.291805	14.292667	0.01%	2,298
2015	15.037665	14.291805	-4.96%	3,109
2014	16.553514	15.037665	-9.16%	5,260
2013	13.937028	16.553514	18.77%	6,633
2012	11.786443	13.937028	18.25%	10,722
2011	13.608361	11.786443	-13.39%	12,177
2010	12.938556	13.608361	5.18%	21,594
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.246469	14.272380	7.74%	12,995
2018	13.451009	13.246469	-1.52%	6,572
2017	13.027419	13.451009	3.25%	3,097
2016	12.503461	13.027419	4.19%	13,368
2015	12.734242	12.503461	-1.81%	13,982
2014	12.256288	12.734242	3.90%	19,153
2013	12.634111	12.256288	-2.99%	12,613
2012	11.855700	12.634111	6.57%	46,427
2011	11.245593	11.855700	5.43%	24,725
2010	10.621184	11.245593	5.88%	52,767

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.627303	14.770375	8.39%	623
2018	13.982939	13.627303	-2.54%	2,824
2017	13.624809	13.982939	2.63%	2,959
2016	13.331216	13.624809	2.20%	1,036
2015	13.549573	13.331216	-1.61%	1,429
2014	13.062618	13.549573	3.73%	6,087
2013	13.484158	13.062618	-3.13%	7,316
2012	12.728494	13.484158	5.94%	11,415
2011	12.135789	12.728494	4.88%	15,915
2010	11.349822	12.135789	6.92%	18,601
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.481431	12.415110	18.45%	41,390
2018	11.800631	10.481431	-11.18%	52,248
2017	10.121346	11.800631	16.59%	58,565
2016	9.187401	10.121346	10.17%	0
2015*	10.000000	9.187401	-8.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.363372	12.044380	16.22%	0
2018	11.368069	10.363372	-8.84%	0
2017	10.097474	11.368069	12.58%	1,206
2016	9.386383	10.097474	7.58%	0
2015*	10.000000	9.386383	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	22.128211	26.906393	21.59%	30,834
2018	27.094833	22.128211	-18.33%	31,392
2017	19.360227	27.094833	39.95%	38,027
2016	18.172653	19.360227	6.53%	42,609
2015	21.873713	18.172653	-16.92%	50,766
2014	23.405841	21.873713	-6.55%	59,811
2013	23.490993	23.405841	-0.36%	3,199
2012	20.263882	23.490993	15.93%	3,475
2011	26.394743	20.263882	-23.23%	3,552
2010	22.972236	26.394743	14.90%	5,822
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	16.423223	17.261035	5.10%	367,101
2018	16.614865	16.423223	-1.15%	420,339
2017	16.456161	16.614865	0.96%	466,651
2016	16.516199	16.456161	-0.36%	526,278
2015	16.718075	16.516199	-1.21%	589,628
2014	16.165399	16.718075	3.42%	678,033
2013	17.036093	16.165399	-5.11%	817,622
2012	16.715085	17.036093	1.92%	992,771
2011	15.757301	16.715085	6.08%	1,200,735
2010	15.205460	15.757301	3.63%	1,570,349

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.187708	11.261748	0.66%	490,500
2018	11.157658	11.187708	0.27%	586,652
2017	11.234064	11.157658	-0.68%	640,555
2016	11.357805	11.234064	-1.09%	823,409
2015	11.484127	11.357805	-1.10%	828,019
2014	11.611855	11.484127	-1.10%	1,065,480
2013	11.741002	11.611855	-1.10%	1,158,715
2012	11.871945	11.741002	-1.10%	1,267,579
2011	12.003612	11.871945	-1.10%	1,643,372
2010	12.137097	12.003612	-1.10%	1,807,123
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.420900	16.989369	17.81%	36,612
2018	17.061563	14.420900	-15.48%	52,445
2017	13.535003	17.061563	26.06%	77,410
2016	13.567247	13.535003	-0.24%	74,690
2015	14.150744	13.567247	-4.12%	78,707
2014	14.372581	14.150744	-1.54%	90,542
2013	12.333075	14.372581	16.54%	16,294
2012	10.786941	12.333075	14.33%	17,985
2011	12.086948	10.786941	-10.76%	20,018
2010	10.787539	12.086948	12.05%	6,526
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.152554	12.169746	19.87%	12,210
2018	11.954935	10.152554	-15.08%	15,793
2017	9.712265	11.954935	23.09%	23,814
2016	9.768907	9.712265	-0.58%	21,514
2015	10.016679	9.768907	-2.47%	19,694
2014	10.796117	10.016679	-7.22%	13,775
2013	9.020778	10.796117	19.68%	10,826
2012	7.716089	9.020778	16.91%	14,052
2011	8.952007	7.716089	-13.81%	255,847
2010	8.427987	8.952007	6.22%	12,525
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.249205	27.226575	22.37%	55,499
2018	24.683720	22.249205	-9.86%	56,291
2017	21.073733	24.683720	17.13%	60,865
2016	19.464622	21.073733	8.27%	91,221
2015	19.879528	19.464622	-2.09%	114,206
2014	19.146128	19.879528	3.83%	144,148
2013	15.213695	19.146128	25.85%	163,697
2012	13.272544	15.213695	14.63%	167,161
2011	13.969022	13.272544	-4.99%	178,184
2010	12.321793	13.969022	13.37%	221,052

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.872551	19.246939	14.07%	61,621
2018	17.930780	16.872551	-5.90%	33,828
2017	16.313819	17.930780	9.91%	34,730
2016	15.516816	16.313819	5.14%	36,563
2015	15.716696	15.516816	-1.27%	39,891
2014	15.194780	15.716696	3.43%	39,441
2013	13.545432	15.194780	12.18%	42,022
2012	12.521179	13.545432	8.18%	44,907
2011	12.549129	12.521179	-0.22%	29,827
2010	11.554648	12.549129	8.61%	15,460
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.765882	23.446519	18.62%	129
2018	21.369674	19.765882	-7.50%	280
2017	18.819759	21.369674	13.55%	3,841
2016	17.661632	18.819759	6.56%	3,631
2015	17.953561	17.661632	-1.63%	1,147
2014	17.253971	17.953561	4.05%	1,170
2013	14.599701	17.253971	18.18%	1,236
2012	13.151411	14.599701	11.01%	6,965
2011	13.422987	13.151411	-2.02%	11,167
2010	12.114759	13.422987	10.80%	11,129
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.103527	16.361360	8.33%	141,427
2018	15.552901	15.103527	-2.89%	163,251
2017	14.879855	15.552901	4.52%	207,125
2016	14.429674	14.879855	3.12%	212,952
2015	14.551629	14.429674	-0.84%	343,270
2014	14.162503	14.551629	2.75%	259,602
2013	13.660004	14.162503	3.68%	292,536
2012	13.132595	13.660004	4.02%	363,492
2011	12.900263	13.132595	1.80%	388,011
2010	12.317877	12.900263	4.73%	494,892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.390975	12.730010	11.76%	0
2018	12.204959	11.390975	-6.67%	0
2017	10.821929	12.204959	12.78%	0
2016	10.351156	10.821929	4.55%	0
2015	10.816879	10.351156	-4.31%	0
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.694670	13.329647	13.98%	0
2018	12.587532	11.694670	-7.09%	0
2017	10.881368	12.587532	15.68%	0
2016	10.287043	10.881368	5.78%	0
2015	10.829782	10.287043	-5.01%	0
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.374692	22.561788	16.45%	557,498
2018	20.771161	19.374692	-6.72%	626,046
2017	18.597486	20.771161	11.69%	720,675
2016	17.550186	18.597486	5.97%	769,190
2015	17.804974	17.550186	-1.43%	885,291
2014	17.116200	17.804974	4.02%	995,190
2013	14.839180	17.116200	15.34%	1,079,992
2012	13.540603	14.839180	9.59%	1,295,638
2011	13.696434	13.540603	-1.14%	1,563,293
2010	12.486034	13.696434	9.69%	1,955,074
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.257382	25.612590	20.49%	205,056
2018	23.295040	21.257382	-8.75%	242,992
2017	20.186581	23.295040	15.40%	264,237
2016	18.814739	20.186581	7.29%	300,595
2015	19.163863	18.814739	-1.82%	341,522
2014	18.461854	19.163863	3.80%	376,476
2013	15.253747	18.461854	21.03%	434,721
2012	13.558173	15.253747	12.51%	510,982
2011	14.006517	13.558173	-3.20%	628,403
2010	12.551362	14.006517	11.59%	791,233
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.493540	19.633835	12.23%	188,064
2018	18.374897	17.493540	-4.80%	208,561
2017	17.011724	18.374897	8.01%	213,477
2016	16.272423	17.011724	4.54%	251,485
2015	16.458434	16.272423	-1.13%	275,795
2014	15.888469	16.458434	3.59%	346,482
2013	14.539279	15.888469	9.28%	417,293
2012	13.607350	14.539279	6.85%	454,279
2011	13.480344	13.607350	0.94%	539,385
2010	12.560527	13.480344	7.32%	672,053
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.487774	4.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.789045	7.89%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.012857	24.544457	29.09%	57,996
2018	19.835842	19.012857	-4.15%	74,463
2017	15.403372	19.835842	28.78%	87,539
2016	15.240497	15.403372	1.07%	87,675
2015	14.898344	15.240497	2.30%	103,521
2014	13.640537	14.898344	9.22%	146,824
2013	10.236104	13.640537	33.26%	157,729
2012	8.895402	10.236104	15.07%	141,871
2011	9.263348	8.895402	-3.97%	178,414
2010	8.108655	9.263348	14.24%	229,823
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.306198	13.303027	17.66%	6,403
2018	12.011658	11.306198	-5.87%	5,756
2017	10.331415	12.011658	16.26%	5,977
2016	9.623454	10.331415	7.36%	6,256
2015	9.954174	9.623454	-3.32%	0
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.688442	15.307465	20.64%	329
2018	13.169443	12.688442	-3.65%	1,904
2017	10.941570	13.169443	20.36%	1,794
2016	10.053109	10.941570	8.84%	1,992
2015	10.150561	10.053109	-0.96%	18,495
2014*	10.000000	10.150561	1.51%	2,355
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.165162	41.055446	36.10%	605,770
2018	30.895777	30.165162	-2.36%	681,549
2017	24.536798	30.895777	25.92%	787,972
2016	23.939393	24.536798	2.50%	882,832
2015	23.032617	23.939393	3.94%	1,030,406
2014	21.405170	23.032617	7.60%	1,165,337
2013	15.832219	21.405170	35.20%	1,349,823
2012	13.488366	15.832219	17.38%	1,631,350
2011	13.949671	13.488366	-3.31%	1,980,894
2010	12.963939	13.949671	7.60%	2,633,469
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	25.052898	31.455656	25.56%	305,538
2018	27.945614	25.052898	-10.35%	397,999
2017	25.999966	27.945614	7.48%	424,231
2016	21.827192	25.999966	19.12%	480,230
2015	23.055706	21.827192	-5.33%	526,407
2014	20.608581	23.055706	11.87%	591,322
2013	15.798264	20.608581	30.45%	671,170
2012	13.931646	15.798264	13.40%	849,851
2011	13.995773	13.931646	-0.46%	1,059,253
2010	12.472097	13.995773	12.22%	1,382,564

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	51.917818	64.517889	24.27%	110,944
2018	59.242828	51.917818	-12.36%	139,629
2017	51.736370	59.242828	14.51%	149,326
2016	43.487048	51.736370	18.97%	165,510
2015	45.114025	43.487048	-3.61%	187,437
2014	41.688577	45.114025	8.22%	211,520
2013	31.681873	41.688577	31.58%	231,723
2012	27.270144	31.681873	16.18%	278,190
2011	28.292664	27.270144	-3.61%	335,409
2010	22.667783	28.292664	24.81%	426,353
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.791777	10.134013	15.27%	18,894
2018	10.731948	8.791777	-18.08%	21,443
2017	8.827322	10.731948	21.58%	19,423
2016	8.482014	8.827322	4.07%	23,823
2015	9.039093	8.482014	-6.16%	24,710
2014*	10.000000	9.039093	-9.61%	27,729
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	18.104965	22.454313	24.02%	30,931
2018	20.706298	18.104965	-12.56%	34,354
2017	18.278688	20.706298	13.28%	40,683
2016	15.884334	18.278688	15.07%	49,580
2015	16.583577	15.884334	-4.22%	55,382
2014	15.172208	16.583577	9.30%	56,839
2013	11.326827	15.172208	33.95%	76,253
2012	9.721654	11.326827	16.51%	77,470
2011	10.438125	9.721654	-6.86%	81,862
2010*	10.000000	10.438125	4.38%	91,856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	15.059647	18.632147	23.72%	1,155
2018	17.264144	15.059647	-12.77%	1,155
2017	15.263537	17.264144	13.11%	1,155
2016	13.298955	15.263537	14.77%	1,155
2015	13.925404	13.298955	-4.50%	1,155
2014	12.772017	13.925404	9.03%	3,467
2013	9.564017	12.772017	33.54%	9,432
2012	8.223917	9.564017	16.30%	10,653
2011	8.854670	8.223917	-7.12%	11,485
2010	7.940970	8.854670	11.51%	17,237

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.095887	23.389363	22.48%	253,538
2018	22.234488	19.095887	-14.12%	281,354
2017	19.748185	22.234488	12.59%	323,210
2016	16.979858	19.748185	16.30%	350,127
2015	17.678860	16.979858	-3.95%	393,084
2014	15.275597	17.678860	15.73%	427,837
2013	11.383937	15.275597	34.19%	505,970
2012	9.893653	11.383937	15.06%	609,762
2011	10.241195	9.893653	-3.39%	742,294
2010	8.655721	10.241195	18.32%	889,861
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	27.563757	36.995984	34.22%	56,629
2018	30.275958	27.563757	-8.96%	64,760
2017	24.504030	30.275958	23.56%	69,253
2016	22.876006	24.504030	7.12%	75,417
2015	22.956853	22.876006	-0.35%	84,304
2014	22.577409	22.956853	1.68%	87,872
2013	15.821220	22.577409	42.70%	105,835
2012	14.102544	15.821220	12.19%	126,881
2011	14.352125	14.102544	-1.74%	153,716
2010	11.567848	14.352125	24.07%	210,354
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	57.070912	67.167712	17.69%	90,127
2018	69.490204	57.070912	-17.87%	100,699
2017	64.422196	69.490204	7.87%	106,060
2016	51.723508	64.422196	24.55%	124,709
2015	55.650339	51.723508	-7.06%	144,367
2014	52.577279	55.650339	5.84%	162,813
2013	37.864433	52.577279	38.86%	198,202
2012	31.787493	37.864433	19.12%	225,388
2011	33.857021	31.787493	-6.11%	282,737
2010	27.039543	33.857021	25.21%	376,579
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	49.109695	61.026660	24.27%	70,941
2018	56.840324	49.109695	-13.60%	85,502
2017	50.640580	56.840324	12.24%	93,446
2016	41.684743	50.640580	21.48%	102,329
2015	42.849059	41.684743	-2.72%	123,727
2014	42.975328	42.849059	-0.29%	155,247
2013	30.838209	42.975328	39.36%	169,574
2012	26.996788	30.838209	14.23%	194,222
2011	28.903160	26.996788	-6.60%	237,962
2010	23.319904	28.903160	23.94%	300,315

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.137520	22.603234	24.62%	726
2018	19.467689	18.137520	-6.83%	2,510
2017	16.594056	19.467689	17.32%	2,536
2016	15.237335	16.594056	8.90%	2,560
2015	15.456864	15.237335	-1.42%	3,221
2014	14.130560	15.456864	9.39%	2,510
2013	10.296214	14.130560	37.24%	3,296
2012	9.337300	10.296214	10.27%	9,544
2011	9.751002	9.337300	-4.24%	9,420
2010	7.978095	9.751002	22.22%	10,731
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.551087	18.809414	29.26%	208,221
2018	15.314543	14.551087	-4.99%	236,601
2017	14.539750	15.314543	5.33%	266,319
2016	13.694685	14.539750	6.17%	329,876
2015	14.630830	13.694685	-6.40%	421,676
2014	11.478088	14.630830	27.47%	476,382
2013	11.262780	11.478088	1.91%	518,977
2012	9.835613	11.262780	14.51%	625,279
2011	9.337754	9.835613	5.33%	826,947
2010	7.252567	9.337754	28.75%	1,026,182
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.252645	21.030986	29.40%	108,731
2018	17.276337	16.252645	-5.93%	108,415
2017	14.409611	17.276337	19.89%	122,644
2016	13.078957	14.409611	10.17%	156,619
2015	13.100903	13.078957	-0.17%	55,144
2014	11.714667	13.100903	11.83%	22,987
2013*	10.000000	11.714667	17.15%	399
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.697945	11.012710	2.94%	50,096
2018	10.729568	10.697945	-0.29%	32,988
2017	10.679925	10.729568	0.46%	31,251
2016	10.535869	10.679925	1.37%	35,146
2015	10.689508	10.535869	-1.44%	38,843
2014	10.755282	10.689508	-0.61%	38,861
2013	10.863450	10.755282	-1.00%	25,566
2012	10.610693	10.863450	2.38%	23,328
2011	10.590916	10.610693	0.19%	28,407
2010	10.455700	10.590916	1.29%	50,746

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.491430	17.909309	23.59%	4,929
2018	16.528393	14.491430	-12.32%	7,844
2017	14.636167	16.528393	12.93%	10,221
2016	12.243257	14.636167	19.54%	11,406
2015	13.014799	12.243257	-5.93%	4,510
2014	12.586668	13.014799	3.40%	1,701
2013*	10.000000	12.586668	25.87%	7,456
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	18.096084	24.564427	35.74%	234,344
2018	19.644341	18.096084	-7.88%	263,556
2017	15.549194	19.644341	26.34%	294,626
2016	14.766924	15.549194	5.30%	321,824
2015	14.958847	14.766924	-1.28%	368,839
2014	14.538590	14.958847	2.89%	432,657
2013	10.579896	14.538590	37.42%	518,803
2012	9.310248	10.579896	13.64%	573,424
2011	9.829324	9.310248	-5.28%	716,085
2010	7.836832	9.829324	25.42%	942,550
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.239279	14.726157	31.02%	1,062
2018	12.162631	11.239279	-7.59%	1,161
2017	9.872543	12.162631	23.20%	2,297
2016	9.583233	9.872543	3.02%	1,211
2015*	10.000000	9.583233	-4.17%	1,297
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.747197	11.020849	2.55%	62,063
2018	10.757568	10.747197	-0.10%	58,821
2017	10.780810	10.757568	-0.22%	52,239
2016	10.769079	10.780810	0.11%	54,895
2015	10.868883	10.769079	-0.92%	75,776
2014	10.923143	10.868883	-0.50%	94,482
2013	10.976931	10.923143	-0.49%	433,174
2012	10.610673	10.976931	3.45%	163,854
2011	10.697467	10.610673	-0.81%	176,954
2010	10.273491	10.697467	4.13%	247,202
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.681931	30.729085	24.50%	3,902
2018	26.473843	24.681931	-6.77%	3,918
2017	22.602044	26.473843	17.13%	4,801
2016	20.801312	22.602044	8.66%	4,213
2015	21.130639	20.801312	-1.56%	15,274
2014	19.356140	21.130639	9.17%	22,289
2013	14.223032	19.356140	36.09%	25,954
2012	12.958772	14.223032	9.76%	28,984
2011	13.519055	12.958772	-4.14%	36,396
2010	11.126395	13.519055	21.50%	39,304

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.004779	12.161865	10.51%	11,296
2018	11.768898	11.004779	-6.49%	21,154
2017	10.495321	11.768898	12.13%	29,818
2016	9.398813	10.495321	11.67%	34,024
2015	10.464843	9.398813	-10.19%	32,575
2014	10.533324	10.464843	-0.65%	39,703
2013	10.638843	10.533324	-0.99%	46,730
2012*	10.000000	10.638843	6.39%	63,552
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.733343	12.170684	13.39%	1,666
2018	11.403657	10.733343	-5.88%	3,185
2017	10.502942	11.403657	8.58%	38,788
2016	9.380040	10.502942	11.97%	2,145
2015	9.714124	9.380040	-3.44%	1,705
2014*	10.000000	9.714124	-2.86%	1,091
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.692043	12.363338	5.74%	3,690
2018	12.324856	11.692043	-5.13%	3,880
2017	11.253531	12.324856	9.52%	3,810
2016	11.057315	11.253531	1.77%	6,519
2015	12.044545	11.057315	-8.20%	7,178
2014	12.141970	12.044545	-0.80%	9,296
2013	13.139916	12.141970	-7.59%	24,239
2012	12.625815	13.139916	4.07%	29,922
2011	11.774859	12.625815	7.23%	46,587
2010	10.885591	11.774859	8.17%	55,972
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.549777	11.870933	2.78%	80,270
2018	11.651319	11.549777	-0.87%	119,720
2017	11.634861	11.651319	0.14%	74,772
2016	11.612368	11.634861	0.19%	99,044
2015	11.717057	11.612368	-0.89%	590,141
2014	11.759392	11.717057	-0.36%	156,840
2013	11.917865	11.759392	-1.33%	158,426
2012	11.395491	11.917865	4.58%	175,455
2011	11.406927	11.395491	-0.10%	216,554
2010	10.965168	11.406927	4.03%	231,395

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.786086	14.784521	7.24%	0
2018	14.255749	13.786086	-3.29%	0
2017	13.904682	14.255749	2.52%	0
2016	13.365658	13.904682	4.03%	0
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	0
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.279620	10.440656	1.57%	13,703
2018	10.248333	10.279620	0.31%	2,549
2017	10.128515	10.248333	1.18%	4,255
2016*	10.000000	10.128515	1.29%	3,585
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.964425	17.107976	7.16%	0
2018	16.229912	15.964425	-1.64%	0
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	0
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.103431	11.886955	7.06%	93,352
2018	11.299359	11.103431	-1.73%	77,010
2017	10.899642	11.299359	3.67%	82,814
2016	10.742984	10.899642	1.46%	85,514
2015	10.826136	10.742984	-0.77%	97,789
2014	10.508603	10.826136	3.02%	107,409
2013	10.848202	10.508603	-3.13%	151,880
2012	10.017458	10.848202	8.29%	160,747
2011*	10.000000	10.017458	0.17%	95,393
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.861335	12.205998	23.78%	0
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	632
2016*	10.000000	9.847252	-1.53%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.928559	15.286178	18.24%	0
2018	14.373264	12.928559	-10.05%	0
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.589699	45.275454	27.22%	37,584
2018	35.681824	35.589699	-0.26%	46,305
2017	28.339064	35.681824	25.91%	53,089
2016	32.092302	28.339064	-11.70%	72,754
2015	28.851376	32.092302	11.23%	111,289
2014	22.230843	28.851376	29.78%	92,109
2013	14.934298	22.230843	48.86%	126,501
2012	11.527357	14.934298	29.56%	65,292
2011	10.558722	11.527357	9.17%	45,639
2010*	10.000000	10.558722	5.59%	6,025
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	56.336924	72.764406	29.16%	8,649
2018	74.453582	56.336924	-24.33%	9,420
2017	49.842275	74.453582	49.38%	12,737
2016	50.343465	49.842275	-1.00%	12,193
2015	59.184888	50.343465	-14.94%	13,408
2014	60.092467	59.184888	-1.51%	14,624
2013	54.240913	60.092467	10.79%	16,692
2012	42.251197	54.240913	28.38%	17,514
2011	57.526748	42.251197	-26.55%	8,970
2010	45.857764	57.526748	25.45%	10,700
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.366877	5.920677	10.32%	31,740
2018	7.581892	5.366877	-29.21%	28,914
2017	7.820159	7.581892	-3.05%	28,690
2016	5.513376	7.820159	41.84%	41,216
2015	8.399050	5.513376	-34.36%	25,842
2014	10.529677	8.399050	-20.23%	30,512
2013	9.652965	10.529677	9.08%	39,885
2012*	10.000000	9.652965	-3.47%	38,882

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	26.298422	29.096111	10.64%	12,146
2018	37.077128	26.298422	-29.07%	12,697
2017	38.135960	37.077128	-2.78%	13,090
2016	26.831055	38.135960	42.13%	13,884
2015	40.764212	26.831055	-34.18%	14,830
2014	50.951490	40.764212	-19.99%	17,197
2013	46.608474	50.951490	9.32%	22,442
2012	45.584554	46.608474	2.25%	33,756
2011	55.165970	45.584554	-17.37%	11,171
2010	43.160801	55.165970	27.81%	13,884
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	19.624814	24.918269	26.97%	36,087
2018	22.889152	19.624814	-14.26%	37,184
2017	18.301235	22.889152	25.07%	39,158
2016	17.810415	18.301235	2.76%	40,112
2015	18.587291	17.810415	-4.18%	44,676
2014	17.054552	18.587291	8.99%	52,373
2013	12.875677	17.054552	32.46%	64,505
2012	11.196531	12.875677	15.00%	74,432
2011	12.150344	11.196531	-7.85%	89,401
2010	10.935495	12.150344	11.11%	118,030
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.809124	8.09%	316
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.440104	37.580186	23.46%	5,580
2018	30.382837	30.440104	0.19%	6,849
2017	24.408256	30.382837	24.48%	7,489
2016	22.904629	24.408256	6.56%	7,119
2015	23.846769	22.904629	-3.95%	12,382
2014	24.573406	23.846769	-2.96%	9,277
2013	16.539022	24.573406	48.58%	11,506
2012	15.503117	16.539022	6.68%	7,731
2011	16.430457	15.503117	-5.64%	18,399
2010	13.104632	16.430457	25.38%	29,310

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.953286	13.616642	13.92%	1,268
2018	13.052099	11.953286	-8.42%	1,352
2017	11.549310	13.052099	13.01%	1,440
2016	11.302851	11.549310	2.18%	5,326
2015	11.584949	11.302851	-2.44%	3,725
2014	11.246597	11.584949	3.01%	3,725
2013	10.164498	11.246597	10.65%	3,725
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	18.231871	21.609034	18.52%	10,227
2018	21.775881	18.231871	-16.27%	10,501
2017	19.520179	21.775881	11.56%	10,903
2016	15.823591	19.520179	23.36%	16,214
2015	16.974191	15.823591	-6.78%	12,648
2014	15.761622	16.974191	7.69%	13,110
2013	11.584921	15.761622	36.05%	13,925
2012	9.892874	11.584921	17.10%	15,833
2011	10.952024	9.892874	-9.67%	21,417
2010	8.752194	10.952024	25.13%	15,645
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.659282	14.704228	7.65%	46,439
2018	14.219880	13.659282	-3.94%	65,047
2017	13.875396	14.219880	2.48%	68,190
2016	13.446427	13.875396	3.19%	84,845
2015	13.947093	13.446427	-3.59%	90,246
2014	13.658650	13.947093	2.11%	167,785
2013	15.097756	13.658650	-9.53%	216,300
2012	14.223317	15.097756	6.15%	189,125
2011	12.876049	14.223317	10.46%	185,179
2010	12.391484	12.876049	3.91%	198,987
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	26.536708	32.513844	22.52%	48,888
2018	28.826864	26.536708	-7.94%	53,058
2017	24.202972	28.826864	19.10%	65,893
2016	21.574724	24.202972	12.18%	82,091
2015	23.125522	21.574724	-6.71%	90,035
2014	20.794511	23.125522	11.21%	101,653
2013	15.488241	20.794511	34.26%	114,529
2012	13.655440	15.488241	13.42%	135,323
2011	13.397047	13.655440	1.93%	212,716
2010	11.873152	13.397047	12.83%	220,090

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	19.230004	24.411321	26.94%	0
2018	22.947930	19.230004	-16.20%	0
2017	17.692777	22.947930	29.70%	0
2016	18.939430	17.692777	-6.58%	0
2015	19.015606	18.939430	-0.40%	0
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.762378	29.059619	27.67%	8,650
2018	26.419918	22.762378	-13.84%	11,348
2017	23.928194	26.419918	10.41%	14,072
2016	19.702724	23.928194	21.45%	15,960
2015	20.221670	19.702724	-2.57%	14,328
2014	17.571185	20.221670	15.08%	26,204
2013	13.661362	17.571185	28.62%	20,784
2012	11.880770	13.661362	14.99%	23,210
2011	12.102633	11.880770	-1.83%	21,658
2010	10.266647	12.102633	17.88%	17,609
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	35.369682	44.414879	25.57%	0
2018	39.387722	35.369682	-10.20%	0
2017	36.639611	39.387722	7.50%	0
2016	30.764170	36.639611	19.10%	0
2015	32.379785	30.764170	-4.99%	0
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.458541	11.874779	13.54%	10,314
2018	10.895606	10.458541	-4.01%	8,359
2017	10.293399	10.895606	5.85%	5,401
2016	9.229679	10.293399	11.52%	1,514
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.942756	10.727432	7.89%	18,859
2018	10.132159	9.942756	-1.87%	251
2017	9.931291	10.132159	2.02%	266
2016	9.805385	9.931291	1.28%	280
2015*	10.000000	9.805385	-1.95%	2,040

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.821013	14.893893	26.00%	4,093
2018	12.917289	11.821013	-8.49%	6,263
2017	11.217354	12.917289	15.15%	6,596
2016	9.777334	11.217354	14.73%	7,232
2015*	10.000000	9.777334	-2.23%	4,908
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.952447	18.568839	16.40%	60,813
2018	17.462522	15.952447	-8.65%	71,356
2017	15.535481	17.462522	12.40%	82,512
2016	15.139654	15.535481	2.61%	85,646
2015	15.470652	15.139654	-2.14%	131,048
2014	15.353952	15.470652	0.76%	150,178
2013	13.575527	15.353952	13.10%	205,023
2012	12.489067	13.575527	8.70%	201,330
2011	13.111331	12.489067	-4.75%	239,143
2010	12.084265	13.111331	8.50%	171,383
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.337033	13.431767	18.48%	2,402
2018	13.603470	11.337033	-16.66%	2,725
2017	11.962136	13.603470	13.72%	54,868
2016	10.504113	11.962136	13.88%	6,686
2015	10.900598	10.504113	-3.64%	5,217
2014*	10.000000	10.900598	9.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.457288	36.794627	20.81%	32,294
2018	33.852004	30.457288	-10.03%	36,154
2017	30.465955	33.852004	11.11%	39,302
2016	24.512962	30.465955	24.29%	42,340
2015	25.389598	24.512962	-3.45%	43,969
2014	24.433605	25.389598	3.91%	52,554
2013	17.565868	24.433605	39.10%	66,140
2012	15.353767	17.565868	14.41%	78,062
2011	15.445097	15.353767	-0.59%	89,288
2010	12.417560	15.445097	24.38%	107,158
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	28.106737	36.296268	29.14%	226,863
2018	29.817696	28.106737	-5.74%	247,789
2017	24.817938	29.817696	20.15%	290,613
2016	22.474757	24.817938	10.43%	322,284
2015	22.487260	22.474757	-0.06%	358,654
2014	20.056419	22.487260	12.12%	427,310
2013	15.367741	20.056419	30.51%	518,985
2012	13.432892	15.367741	14.40%	605,073
2011	13.338399	13.432892	0.71%	675,982
2010	11.749993	13.338399	13.52%	895,521

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	21.533234	28.599069	32.81%	5,795
2018	22.788284	21.533234	-5.51%	9,661
2017	19.987779	22.788284	14.01%	8,720
2016	18.319336	19.987779	9.11%	10,618
2015	19.144063	18.319336	-4.31%	11,408
2014	17.070347	19.144063	12.15%	20,767
2013	12.854216	17.070347	32.80%	23,026
2012	11.613424	12.854216	10.68%	26,414
2011	11.643316	11.613424	-0.26%	89,519
2010	10.258770	11.643316	13.50%	69,454
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	26.693792	35.833358	34.24%	22,694
2018	28.992728	26.693792	-7.93%	27,642
2017	23.033424	28.992728	25.87%	95,110
2016	21.593890	23.033424	6.67%	47,042
2015	22.398003	21.593890	-3.59%	65,721
2014	20.962374	22.398003	6.85%	79,265
2013	17.510805	20.962374	19.71%	111,252
2012	16.041785	17.510805	9.16%	138,031
2011	14.886421	16.041785	7.76%	133,744
2010	13.059169	14.886421	13.99%	169,931
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	18.930014	22.787559	20.38%	0
2018	23.666435	18.930014	-20.01%	0
2017	19.201909	23.666435	23.25%	0
2016	16.592205	19.201909	15.73%	0
2015	17.176323	16.592205	-3.40%	0
2014	17.103462	17.176323	0.43%	0
2013	11.647598	17.103462	46.84%	0
2012	9.773600	11.647598	19.17%	0
2011	11.476071	9.773600	-14.83%	0
2010	8.852079	11.476071	29.64%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.695584	11.167608	15.18%	3,635
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.894548	17.541952	26.25%	3,289
2018	16.924868	13.894548	-17.90%	2,059
2017	15.319916	16.924868	10.48%	1,967
2016	11.822522	15.319916	29.58%	5,043
2015	12.786348	11.822522	-7.54%	2,154
2014	12.246999	12.786348	4.40%	2,728
2013*	10.000000	12.246999	22.47%	750

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.561188	11.178741	5.85%	12,435
2018	10.693917	10.561188	-1.24%	10,249
2017	10.457976	10.693917	2.26%	6,195
2016	9.710616	10.457976	7.70%	13,811
2015	9.922041	9.710616	-2.13%	5,240
2014*	10.000000	9.922041	-0.78%	3,321
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	18.874792	20.419677	8.18%	103,836
2018	19.209495	18.874792	-1.74%	146,358
2017	18.678596	19.209495	2.84%	165,714
2016	18.199321	18.678596	2.63%	182,525
2015	18.455987	18.199321	-1.39%	205,625
2014	17.988385	18.455987	2.60%	254,259
2013	18.011244	17.988385	-0.13%	310,382
2012	16.606775	18.011244	8.46%	365,060
2011	16.426173	16.606775	1.10%	437,472
2010	15.314813	16.426173	7.26%	560,555
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.253444	10.540294	27.71%	0
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.636738	17.929885	14.67%	44,055
2018	16.496753	15.636738	-5.21%	24,616
2017	14.769421	16.496753	11.70%	33,333
2016	14.191795	14.769421	4.07%	36,826
2015	14.401807	14.191795	-1.46%	35,621
2014	13.962091	14.401807	3.15%	36,533
2013	12.456293	13.962091	12.09%	37,977
2012	11.283081	12.456293	10.40%	24,696
2011	11.446601	11.283081	-1.43%	33,643
2010	10.271440	11.446601	11.44%	34,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.764500	18.701242	18.63%	25,151
2018	16.962822	15.764500	-7.06%	19,060
2017	14.732965	16.962822	15.14%	19,210
2016	14.054637	14.732965	4.83%	20,467
2015	14.270433	14.054637	-1.51%	20,591
2014	13.793109	14.270433	3.46%	61,916
2013	12.033611	13.793109	14.62%	61,587
2012	10.755488	12.033611	11.88%	30,194
2011	11.004106	10.755488	-2.26%	19,781
2010	9.720590	11.004106	13.20%	12,917

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.323333	20.068520	22.94%	3,276
2018	17.927820	16.323333	-8.95%	866
2017	15.010890	17.927820	19.43%	0
2016	14.255562	15.010890	5.30%	0
2015	14.470018	14.255562	-1.48%	0
2014	13.959719	14.470018	3.66%	49,427
2013	11.623405	13.959719	20.10%	71,403
2012	10.182467	11.623405	14.15%	33,369
2011	10.586110	10.182467	-3.81%	34,968
2010	9.232091	10.586110	14.67%	31,471
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.325144	13.894579	22.69%	9,746
2018	11.990118	11.325144	-5.55%	11,361
2017	10.445752	11.990118	14.78%	4,198
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	39.603628	51.460039	29.94%	0
2018	42.846492	39.603628	-7.57%	0
2017	35.596702	42.846492	20.37%	0
2016	33.369529	35.596702	6.67%	0
2015	33.570468	33.369529	-0.60%	0
2014	30.372074	33.570468	10.53%	0
2013	23.428404	30.372074	29.64%	0
2012	20.378246	23.428404	14.97%	0
2011	21.173161	20.378246	-3.75%	0
2010	18.290160	21.173161	15.76%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.021790	10.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.937800	8.617366	8.56%	24,429
2018	10.674518	7.937800	-25.64%	29,774
2017	11.106600	10.674518	-3.89%	29,171
2016	8.415652	11.106600	31.98%	95,862
2015	10.742802	8.415652	-21.66%	42,566
2014	12.458284	10.742802	-13.77%	42,297
2013	10.151943	12.458284	22.72%	35,614
2012	9.806054	10.151943	3.53%	54,393
2011	10.463988	9.806054	-6.29%	72,065
2010	8.883781	10.463988	17.79%	94,956

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.132749	32.890829	25.86%	184,229
2018	28.863099	26.132749	-9.46%	218,671
2017	25.883671	28.863099	11.51%	231,049
2016	22.208089	25.883671	16.55%	293,377
2015	23.424187	22.208089	-5.19%	329,000
2014	21.810789	23.424187	7.40%	384,869
2013	17.236232	21.810789	26.54%	463,352
2012	14.879720	17.236232	15.84%	562,045
2011	14.924295	14.879720	-0.30%	654,748
2010	13.118484	14.924295	13.77%	783,733
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.664359	14.952439	28.19%	2,123
2018	12.995431	11.664359	-10.24%	1,572
2017	11.273485	12.995431	15.27%	1,538
2016*	10.000000	11.273485	12.73%	1,524
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	26.868706	37.369002	39.08%	0
2018	24.195872	26.868706	11.05%	0
2017	18.211607	24.195872	32.86%	0
2016	18.377517	18.211607	-0.90%	0
2015	17.625197	18.377517	4.27%	0
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	29.813649	39.545333	32.64%	101,520
2018	30.245733	29.813649	-1.43%	122,117
2017	22.663647	30.245733	33.45%	140,400
2016	22.764142	22.663647	-0.44%	158,723
2015	21.511818	22.764142	5.82%	184,091
2014	19.572288	21.511818	9.91%	209,459
2013	14.536997	19.572288	34.64%	232,176
2012	12.839031	14.536997	13.23%	247,709
2011	12.969774	12.839031	-1.01%	282,060
2010	10.576265	12.969774	22.63%	329,701

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	18.352244	20.847865	13.60%	38,502
2018	19.260401	18.352244	-4.72%	43,075
2017	18.197138	19.260401	5.84%	50,451
2016	16.095045	18.197138	13.06%	57,950
2015	16.917693	16.095045	-4.86%	76,663
2014	16.932558	16.917693	-0.09%	78,078
2013	16.179201	16.932558	4.66%	92,701
2012	14.333160	16.179201	12.88%	108,454
2011	13.951807	14.333160	2.73%	125,565
2010	12.403842	13.951807	12.48%	165,812
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	15.026304	16.276625	8.32%	60,266
2018	15.298808	15.026304	-1.78%	58,712
2017	14.858461	15.298808	2.96%	73,714
2016	14.365993	14.858461	3.43%	69,987
2015	14.636420	14.365993	-1.85%	76,312
2014	14.001074	14.636420	4.54%	127,456
2013	14.436750	14.001074	-3.02%	138,942
2012	13.808516	14.436750	4.55%	203,157
2011	13.029501	13.808516	5.98%	216,553
2010	12.241042	13.029501	6.44%	231,964
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	18.208916	22.202089	21.93%	25,891
2018	21.581413	18.208916	-15.63%	32,769
2017	18.087069	21.581413	19.32%	35,986
2016	16.320109	18.087069	10.83%	43,667
2015	16.761360	16.320109	-2.63%	60,853
2014	15.966988	16.761360	4.98%	70,086
2013	11.871515	15.966988	34.50%	69,126
2012	10.466139	11.871515	13.43%	82,912
2011	11.858536	10.466139	-11.74%	118,951
2010	9.320984	11.858536	27.22%	203,814
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	19.447651	24.544024	26.21%	30,759
2018	23.115987	19.447651	-15.87%	33,738
2017	17.973488	23.115987	28.61%	40,807
2016	19.163475	17.973488	-6.21%	48,529
2015	18.732561	19.163475	2.30%	56,026
2014	20.634459	18.732561	-9.22%	15,875
2013	16.010859	20.634459	28.88%	16,337
2012	13.437340	16.010859	19.15%	21,733
2011	16.422741	13.437340	-18.18%	22,643
2010	14.703338	16.422741	11.69%	25,493
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.440832	11.473947	21.54%	0
2018	10.210360	9.440832	-7.54%	0
2017*	10.000000	10.210360	2.10%	1,577

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.971000	30.493326	32.75%	11,119
2018	28.111842	22.971000	-18.29%	12,559
2017	23.855265	28.111842	17.84%	17,447
2016	22.042675	23.855265	8.22%	21,019
2015	23.001774	22.042675	-4.17%	23,341
2014	21.809763	23.001774	5.47%	24,460
2013	16.913919	21.809763	28.95%	32,954
2012	13.462599	16.913919	25.64%	36,870
2011	14.940933	13.462599	-9.89%	43,488
2010	11.952611	14.940933	25.00%	55,463
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.116311	15.540316	18.48%	2,442
2018	14.686860	13.116311	-10.69%	16,177
2017	13.267937	14.686860	10.69%	16,274
2016	11.858820	13.267937	11.88%	2,739
2015	12.791557	11.858820	-7.29%	9,037
2014	12.582030	12.791557	1.67%	14,635
2013	10.283833	12.582030	22.35%	25,226
2012	9.020633	10.283833	14.00%	9,168
2011	9.268258	9.020633	-2.67%	2,911
2010	8.504046	9.268258	8.99%	4,580
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.519149	18.951450	14.72%	71,325
2018	17.464056	16.519149	-5.41%	83,478
2017	16.108477	17.464056	8.42%	86,570
2016	14.291261	16.108477	12.72%	88,646
2015	15.554820	14.291261	-8.12%	72,945
2014	15.041481	15.554820	3.41%	97,598
2013	13.354649	15.041481	12.63%	114,494
2012	11.992969	13.354649	11.35%	145,416
2011	11.849673	11.992969	1.21%	154,020
2010	10.639189	11.849673	11.38%	162,613
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	17.388149	21.716946	24.90%	16,234
2018	20.191585	17.388149	-13.88%	19,350
2017	18.459569	20.191585	9.38%	27,398
2016	14.343690	18.459569	28.69%	29,625
2015	15.667955	14.343690	-8.45%	34,307
2014	15.760233	15.667955	-0.59%	36,745
2013	11.702666	15.760233	34.67%	43,370
2012	10.000281	11.702666	17.02%	51,685
2011	10.511650	10.000281	-4.86%	62,123
2010	8.293287	10.511650	26.75%	78,245

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.972487	12.489533	25.24%	18,106
2018	11.981708	9.972487	-16.77%	20,080
2017	8.632409	11.981708	38.80%	18,512
2016	7.435653	8.632409	16.09%	11,188
2015	9.356320	7.435653	-20.53%	15,728
2014*	10.000000	9.356320	-6.44%	17,090
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	16.674487	18.598681	11.54%	0
2018	19.909600	16.674487	-16.25%	0
2017	17.211190	19.909600	15.68%	0
2016	16.197685	17.211190	6.26%	0
2015	17.489416	16.197685	-7.39%	0
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.183312	9.102688	11.23%	5,053
2018	9.790986	8.183312	-16.42%	6,375
2017	8.487712	9.790986	15.35%	7,415
2016	8.011345	8.487712	5.95%	8,387
2015	8.667290	8.011345	-7.57%	27,869
2014*	10.000000	8.667290	-13.33%	29,351
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.779767	9.861901	0.84%	84,739
2018	9.706082	9.779767	0.76%	94,749
2017	9.633183	9.706082	0.76%	83,813
2016	9.466771	9.633183	1.76%	89,842
2015	10.007714	9.466771	-5.41%	136,465
2014*	10.000000	10.007714	0.08%	161,657
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.772763	10.144676	3.81%	1,709
2018	10.415636	9.772763	-6.17%	1,709
2017	10.163024	10.415636	2.49%	1,709
2016	10.330904	10.163024	-1.63%	1,709
2015	10.261380	10.330904	0.68%	994
2014	9.918609	10.261380	3.46%	1,028
2013*	10.000000	9.918609	-0.81%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.385773	16.063596	20.00%	0
2018	14.747060	13.385773	-9.23%	0
2017	12.965781	14.747060	13.74%	0
2016	11.883212	12.965781	9.11%	0
2015	12.102087	11.883212	-1.81%	0
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.767067	23.306298	31.18%	0
2018	19.349166	17.767067	-8.18%	0
2017	15.700461	19.349166	23.24%	0
2016	14.617754	15.700461	7.41%	0
2015	14.799559	14.617754	-1.23%	0
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.687240	19.812482	18.73%	0
2018	17.908222	16.687240	-6.82%	0
2017	15.837403	17.908222	13.08%	0
2016	14.832362	15.837403	6.78%	0
2015	14.988856	14.832362	-1.04%	0
2014	14.209683	14.988856	5.48%	0
2013	12.573199	14.209683	13.02%	0
2012	11.227963	12.573199	11.98%	0
2011	11.284535	11.227963	-0.50%	0
2010	10.325228	11.284535	9.29%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.521317	22.654568	22.32%	0
2018	20.965575	18.521317	-11.66%	0
2017	18.478581	20.965575	13.46%	0
2016	15.232866	18.478581	21.31%	0
2015	16.170188	15.232866	-5.80%	0
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	19.089373	21.079508	10.43%	0
2018	20.142930	19.089373	-5.23%	0
2017	19.180952	20.142930	5.02%	0
2016	16.511010	19.180952	16.17%	0
2015	17.390452	16.511010	-5.06%	0
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.950876	24.174103	21.17%	0
2018	23.111347	19.950876	-13.67%	0
2017	22.545671	23.111347	2.51%	0
2016	18.014332	22.545671	25.15%	0
2015	19.515500	18.014332	-7.69%	0
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.723482	24.702397	25.24%	0
2018	22.929233	19.723482	-13.98%	0
2017	20.398857	22.929233	12.40%	0
2016	16.279946	20.398857	25.30%	0
2015	17.669820	16.279946	-7.87%	0
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	18.274858	22.703862	24.24%	0
2018	20.612820	18.274858	-11.34%	0
2017	17.038582	20.612820	20.98%	0
2016	15.192140	17.038582	12.15%	0
2015	15.570417	15.192140	-2.43%	0
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.490534	25.801875	32.38%	0
2018	20.462225	19.490534	-4.75%	0
2017	15.909700	20.462225	28.61%	0
2016	14.803308	15.909700	7.47%	0
2015	14.196110	14.803308	4.28%	0
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	18.075929	24.435662	35.18%	0
2018	18.975119	18.075929	-4.74%	0
2017	15.073789	18.975119	25.88%	0
2016	14.910540	15.073789	1.09%	0
2015	14.364801	14.910540	3.80%	0
2014	13.400924	14.364801	7.19%	0
2013	9.673941	13.400924	38.53%	2,239
2012*	10.000000	9.673941	-3.26%	2,473
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.771847	23.966697	34.86%	3,669
2018	18.707540	17.771847	-5.00%	1,831
2017	14.898027	18.707540	25.57%	1,380
2016	14.772922	14.898027	0.85%	1,380
2015	14.267087	14.772922	3.55%	1,380
2014	13.343116	14.267087	6.92%	1,152
2013	9.655742	13.343116	38.19%	58,958
2012*	10.000000	9.655742	-3.44%	2,413

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	20.680404	26.363656	27.48%	0
2018	23.091953	20.680404	-10.44%	0
2017	20.640479	23.091953	11.88%	0
2016	18.936353	20.640479	9.00%	0
2015	20.329705	18.936353	-6.85%	0
2014	19.017046	20.329705	6.90%	0
2013	14.884605	19.017046	27.76%	0
2012	13.222591	14.884605	12.57%	0
2011	13.384562	13.222591	-1.21%	0
2010	12.359205	13.384562	8.30%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.631295	17.408500	18.98%	10,083
2018	16.357163	14.631295	-10.55%	11,016
2017	14.902943	16.357163	9.76%	11,816
2016	13.095203	14.902943	13.80%	2,399
2015	13.558563	13.095203	-3.42%	2,392
2014	12.579786	13.558563	7.78%	2,386
2013	10.165992	12.579786	23.74%	2,379
2012	9.135621	10.165992	11.28%	1,338
2011*	10.000000	9.135621	-8.64%	2,199
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.501585	16.415949	21.59%	0
2018	14.554896	13.501585	-7.24%	0
2017	13.024215	14.554896	11.75%	0
2016	12.911954	13.024215	0.87%	0
2015	13.258412	12.911954	-2.61%	0
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	22.524603	29.502837	30.98%	0
2018	22.583781	22.524603	-0.26%	0
2017	19.724097	22.583781	14.50%	0
2016	22.535808	19.724097	-12.48%	0
2015	22.098985	22.535808	1.98%	0
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	22.514301	28.614360	27.09%	0
2018	26.789773	22.514301	-15.96%	0
2017	22.032519	26.789773	21.59%	0
2016	22.389251	22.032519	-1.59%	0
2015	23.193214	22.389251	-3.47%	0
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.663723	16.888278	23.60%	2,082
2018	15.637469	13.663723	-12.62%	2,019
2017	13.797174	15.637469	13.34%	2,019
2016	12.333799	13.797174	11.86%	2,019
2015	13.035277	12.333799	-5.38%	2,019
2014	12.659081	13.035277	2.97%	2,019
2013	9.968791	12.659081	26.99%	2,019
2012*	10.000000	9.968791	-0.31%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	30.339225	40.845629	34.63%	0
2018	32.559571	30.339225	-6.82%	0
2017	25.968922	32.559571	25.38%	0
2016	26.861832	25.968922	-3.32%	0
2015	26.244379	26.861832	2.35%	0
2014	23.004947	26.244379	14.08%	0
2013	17.937856	23.004947	28.25%	0
2012	15.901857	17.937856	12.80%	0
2011	16.273489	15.901857	-2.28%	0
2010	15.045825	16.273489	8.16%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	30.125240	41.500696	37.76%	27,811
2018	32.451654	30.125240	-7.17%	29,933
2017	25.489270	32.451654	27.31%	32,423
2016	25.196836	25.489270	1.16%	33,924
2015	23.910415	25.196836	5.38%	41,067
2014	22.865972	23.910415	4.57%	44,878
2013	17.010701	22.865972	34.42%	67,147
2012	14.778428	17.010701	15.10%	81,593
2011	14.787968	14.778428	-0.06%	93,037
2010	11.736436	14.787968	26.00%	97,001

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	22.378872	29.153409	30.27%	130,502
2018	26.077814	22.378872	-14.18%	149,612
2017	19.302852	26.077814	35.10%	164,692
2016	19.510807	19.302852	-1.07%	187,537
2015	18.988862	19.510807	2.75%	216,334
2014	18.779307	18.988862	1.12%	235,812
2013	14.922759	18.779307	25.84%	115,107
2012	12.449393	14.922759	19.87%	144,100
2011	13.732396	12.449393	-9.34%	189,373
2010	11.979518	13.732396	14.63%	271,880
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.296918	11.278148	9.53%	15,906
2018	10.896556	10.296918	-5.50%	16,926
2017	10.372375	10.896556	5.05%	14,568
2016	9.849268	10.372375	5.31%	6,283
2015	10.194295	9.849268	-3.38%	5,231
2014	10.028221	10.194295	1.66%	5,213
2013	10.158333	10.028221	-1.28%	1,798
2012*	10.000000	10.158333	1.58%	9,156
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.809953	11.142865	26.48%	2,337
2018	11.079236	8.809953	-20.48%	2,912
2017	8.863738	11.079236	25.00%	2,990
2016	9.216847	8.863738	-3.83%	2,707
2015	9.043192	9.216847	1.92%	3,282
2014*	10.000000	9.043192	-9.57%	2,132
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	27.168449	35.471749	30.56%	82,204
2018	29.839520	27.168449	-8.95%	97,543
2017	25.819661	29.839520	15.57%	111,505
2016	23.400721	25.819661	10.34%	130,650
2015	22.910419	23.400721	2.14%	148,587
2014	20.936077	22.910419	9.43%	172,251
2013	16.072700	20.936077	30.26%	216,265
2012	13.912820	16.072700	15.52%	259,365
2011	14.076369	13.912820	-1.16%	326,174
2010	12.264481	14.076369	14.77%	377,011

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.777179	23.474570	25.02%	1,530
2018	21.183825	18.777179	-11.36%	3,072
2017	18.772128	21.183825	12.85%	8,377
2016	16.085927	18.772128	16.70%	13,630
2015	17.293227	16.085927	-6.98%	15,254
2014	15.629281	17.293227	10.65%	21,727
2013	11.212225	15.629281	39.39%	21,870
2012	9.613731	11.212225	16.63%	10,000
2011	9.945375	9.613731	-3.33%	11,099
2010	8.152745	9.945375	21.99%	12,725
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	28.126766	33.858352	20.38%	15,688
2018	30.092559	28.126766	-6.53%	22,680
2017	25.738494	30.092559	16.92%	24,452
2016	26.723418	25.738494	-3.69%	31,521
2015	29.496223	26.723418	-9.40%	53,403
2014	31.497767	29.496223	-6.35%	72,654
2013	25.464425	31.497767	23.69%	97,790
2012	21.616209	25.464425	17.80%	99,634
2011	23.565299	21.616209	-8.27%	170,625
2010	21.936284	23.565299	7.43%	106,941
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.353828	31.164810	9.91%	5,114
2018	29.305283	28.353828	-3.25%	6,381
2017	27.789356	29.305283	5.46%	8,448
2016	24.195340	27.789356	14.85%	10,327
2015	26.179812	24.195340	-7.58%	11,203
2014	25.989367	26.179812	0.73%	23,865
2013	23.793529	25.989367	9.23%	27,967
2012	20.288916	23.793529	17.27%	24,766
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.474081	40.189303	36.35%	3,507
2018	29.836295	29.474081	-1.21%	2,876
2017	23.785140	29.836295	25.44%	2,385
2016	22.674405	23.785140	4.90%	2,511
2015	24.345368	22.674405	-6.86%	3,351
2014	22.831846	24.345368	6.63%	2,456
2013	17.775738	22.831846	28.44%	1,870
2012	15.835673	17.775738	12.25%	3,546
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.867861	10.659357	8.02%	529
2018	10.113382	9.867861	-2.43%	6,101
2017	9.898828	10.113382	2.17%	6,964
2016	9.796037	9.898828	1.05%	4,692
2015*	10.000000	9.796037	-2.04%	5,713

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.127157	29.933279	35.28%	87,555
2018	22.007736	22.127157	0.54%	105,033
2017	17.125916	22.007736	28.51%	109,901
2016	16.994499	17.125916	0.77%	117,036
2015	15.358775	16.994499	10.65%	181,338
2014	14.324490	15.358775	7.22%	153,495
2013	11.071529	14.324490	29.38%	195,110
2012	9.043079	11.071529	22.43%	245,567
2011	9.830478	9.043079	-8.01%	276,892
2010	9.339638	9.830478	5.26%	385,579
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.959239	18.551713	43.15%	81,613
2018	12.992726	12.959239	-0.26%	94,540
2017	9.069797	12.992726	43.25%	95,710
2016	8.058768	9.069797	12.55%	88,465
2015	7.790605	8.058768	3.44%	99,037
2014	7.207512	7.790605	8.09%	103,077
2013	5.385409	7.207512	33.83%	125,819
2012	4.572591	5.385409	17.78%	154,470
2011	5.064122	4.572591	-9.71%	43,619
2010	4.118270	5.064122	22.97%	50,600
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.609347	14.540660	25.25%	49,631
2018	13.840101	11.609347	-16.12%	57,961
2017	10.703466	13.840101	29.30%	62,385
2016	11.606127	10.703466	-7.78%	78,284
2015	12.874715	11.606127	-9.85%	93,932
2014	14.817649	12.874715	-13.11%	104,516
2013	13.116747	14.817649	12.97%	130,163
2012	11.724339	13.116747	11.88%	161,979
2011	17.529179	11.724339	-33.12%	83,659
2010	14.184381	17.529179	23.58%	95,613
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	27.764629	34.790044	25.30%	13,614
2018	31.860585	27.764629	-12.86%	14,251
2017	28.330598	31.860585	12.46%	16,061
2016	24.987351	28.330598	13.38%	22,082
2015	25.967574	24.987351	-3.77%	24,730
2014	22.821922	25.967574	13.78%	31,403
2013	17.450587	22.821922	30.78%	28,289
2012	14.665682	17.450587	18.99%	23,907
2011	14.522134	14.665682	0.99%	13,815
2010	11.899937	14.522134	22.04%	15,991

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.082046	10.606331	16.78%	14,610
2018	11.281866	9.082046	-19.50%	19,174
2017	8.928312	11.281866	26.36%	13,910
2016	7.477973	8.928312	19.39%	2,918
2015	9.462866	7.477973	-20.98%	1,861
2014*	10.000000	9.462866	-5.37%	1,861
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.028624	10.746985	7.16%	2,439
2018	10.251171	10.028624	-2.17%	2,660
2017	9.984326	10.251171	2.67%	1,862
2016*	10.000000	9.984326	-0.16%	2,095
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.494780	23.035041	39.65%	5,353
2018	16.979338	16.494780	-2.85%	3,839
2017	13.596154	16.979338	24.88%	2,463
2016	12.641599	13.596154	7.55%	3,742
2015	13.069092	12.641599	-3.27%	3,959
2014	14.292266	13.069092	-8.56%	8,815
2013	10.238380	14.292266	39.59%	10,183
2012*	10.000000	10.238380	2.38%	5,116
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	19.414044	24.853206	28.02%	40,532
2018	21.910392	19.414044	-11.39%	43,014
2017	18.887838	21.910392	16.00%	49,123
2016	16.793519	18.887838	12.47%	53,566
2015	17.149072	16.793519	-2.07%	64,160
2014	15.742473	17.149072	8.94%	69,077
2013	11.744873	15.742473	34.04%	71,940
2012	10.253344	11.744873	14.55%	85,371
2011	10.420990	10.253344	-1.61%	91,001
2010	9.478975	10.420990	9.94%	94,278
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.869008	8.69%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.224748	22.636626	24.21%	34,966
2018	20.424056	18.224748	-10.77%	33,324
2017	16.291646	20.424056	25.37%	30,345
2016	15.871014	16.291646	2.65%	30,250
2015	15.101235	15.871014	5.10%	29,002
2014	15.105813	15.101235	-0.03%	28,150
2013	11.972877	15.105813	26.17%	25,751
2012	10.447976	11.972877	14.60%	21,711
2011	10.760516	10.447976	-2.90%	6,968
2010*	10.000000	10.760516	7.61%	1,452

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.955273	15.295687	9.61%	28,678
2018	14.211058	13.955273	-1.80%	20,563
2017	13.531177	14.211058	5.02%	20,679
2016	12.899855	13.531177	4.89%	22,967
2015	13.135450	12.899855	-1.79%	22,461
2014	12.320481	13.135450	6.61%	21,354
2013	12.503450	12.320481	-1.46%	2,773
2012	11.558139	12.503450	8.18%	2,784
2011	11.067196	11.558139	4.44%	8,558
2010	10.449346	11.067196	5.91%	12,704
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	46.979786	53.058065	12.94%	1,225
2018	51.076772	46.979786	-8.02%	1,367
2017	47.096320	51.076772	8.45%	1,416
2016	43.094283	47.096320	9.29%	3,253
2015	44.087488	43.094283	-2.25%	3,794
2014	43.331851	44.087488	1.74%	4,098
2013	48.039311	43.331851	-9.80%	6,026
2012	41.199539	48.039311	16.60%	7,355
2011	38.939037	41.199539	5.81%	9,607
2010	35.894065	38.939037	8.48%	12,876
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.478930	11.981062	26.40%	0
2018	10.411184	9.478930	-8.95%	0
2017	9.358081	10.411184	11.25%	885
2016	8.234226	9.358081	13.65%	1,566
2015*	10.000000	8.234226	-17.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	17.402374	20.259146	16.42%	0
2018	18.830715	17.402374	-7.59%	0
2017	16.406320	18.830715	14.78%	0
2016	15.720015	16.406320	4.37%	0
2015	16.989426	15.720015	-7.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.164537	22.265335	22.58%	0
2018	19.798859	18.164537	-8.25%	0
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	0
2014	17.482977	16.925236	-3.19%	0
2013	13.406784	17.482977	30.40%	0
2012	11.060501	13.406784	21.21%	0
2011	11.291768	11.060501	-2.05%	446
2010*	10.000000	11.291768	12.92%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.201856	20.537919	19.39%	121,662
2018	18.315015	17.201856	-6.08%	115,564
2017	16.000522	18.315015	14.47%	174,717
2016	14.849732	16.000522	7.75%	122,393
2015	14.876089	14.849732	-0.18%	120,075
2014	14.333814	14.876089	3.78%	176,277
2013	11.761815	14.333814	21.87%	146,523
2012	10.282856	11.761815	14.38%	130,296
2011	10.306485	10.282856	-0.23%	136,579
2010	9.307778	10.306485	10.73%	155,687
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.919041	12.840362	7.73%	30,545
2018	12.189307	11.919041	-2.22%	38,622
2017	11.947024	12.189307	2.03%	51,018
2016	11.773591	11.947024	1.47%	57,607
2015	11.938142	11.773591	-1.38%	110,592
2014	11.504300	11.938142	3.77%	44,792
2013	11.945598	11.504300	-3.69%	46,909
2012	11.513086	11.945598	3.76%	79,813
2011	11.016128	11.513086	4.51%	85,236
2010	10.514432	11.016128	4.77%	117,771
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.022635	25.343648	33.23%	52,925
2018	21.247212	19.022635	-10.47%	56,328
2017	16.411534	21.247212	29.47%	67,394
2016	16.570921	16.411534	-0.96%	59,185
2015	15.734209	16.570921	5.32%	66,839
2014	15.630348	15.734209	0.66%	69,845
2013	12.291636	15.630348	27.16%	92,905
2012	10.185364	12.291636	20.68%	89,474
2011	11.361285	10.185364	-10.35%	91,570
2010	10.326441	11.361285	10.02%	110,899
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.170405	27.264896	28.79%	70,292
2018	21.559589	21.170405	-1.81%	88,087
2017	17.065869	21.559589	26.33%	94,673
2016	15.829159	17.065869	7.81%	94,772
2015	15.046269	15.829159	5.20%	113,864
2014	14.085094	15.046269	6.82%	120,150
2013	10.993629	14.085094	28.12%	136,382
2012	9.473308	10.993629	16.05%	128,479
2011	10.054668	9.473308	-5.78%	137,911
2010	8.605881	10.054668	16.83%	171,000

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.441755	21.666459	24.22%	94,404
2018	18.039988	17.441755	-3.32%	98,709
2017	14.967386	18.039988	20.53%	101,014
2016	13.629860	14.967386	9.81%	106,761
2015	13.640203	13.629860	-0.08%	98,887
2014	12.518558	13.640203	8.96%	100,919
2013	9.524179	12.518558	31.44%	88,865
2012	8.230825	9.524179	15.71%	71,754
2011	8.516788	8.230825	-3.36%	61,739
2010	7.763734	8.516788	9.70%	68,665
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	19.781353	21.346682	7.91%	34,427
2018	20.493310	19.781353	-3.47%	45,711
2017	19.496656	20.493310	5.11%	51,633
2016	18.153193	19.496656	7.40%	58,633
2015	18.910970	18.153193	-4.01%	67,500
2014	18.415772	18.910970	2.69%	78,740
2013	18.841871	18.415772	-2.26%	87,216
2012	16.981414	18.841871	10.96%	109,448
2011	16.275553	16.981414	4.34%	114,445
2010	14.888534	16.275553	9.32%	164,807
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.194834	29.190050	25.85%	50,973
2018	25.302170	23.194834	-8.33%	59,394
2017	21.691984	25.302170	16.64%	70,725
2016	18.614126	21.691984	16.54%	113,204
2015	20.096548	18.614126	-7.38%	92,885
2014	18.622939	20.096548	7.91%	112,807
2013	13.889342	18.622939	34.08%	121,419
2012	11.861182	13.889342	17.10%	120,532
2011	12.284516	11.861182	-3.45%	133,966
2010	10.734303	12.284516	14.44%	150,466
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.698939	12.156496	13.62%	2
2018	11.825874	10.698939	-9.53%	0
2017	10.101055	11.825874	17.08%	0
2016*	10.000000	10.101055	1.01%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.104953	10.646588	5.36%	0
2018*	10.000000	10.104953	1.05%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.488018	26.640374	13.42%	40,824
2018	24.497459	23.488018	-4.12%	55,298
2017	23.213161	24.497459	5.53%	64,580
2016	20.570462	23.213161	12.85%	68,438
2015	21.366878	20.570462	-3.73%	90,583
2014	21.077883	21.366878	1.37%	95,197
2013	19.914690	21.077883	5.84%	71,391
2012	17.586849	19.914690	13.24%	85,677
2011	17.136752	17.586849	2.63%	94,144
2010	15.320693	17.136752	11.85%	138,228
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.150306	21.712116	26.60%	92,213
2018	18.219206	17.150306	-5.87%	99,996
2017	14.761635	18.219206	23.42%	119,560
2016	13.144900	14.761635	12.30%	139,360
2015	13.442964	13.144900	-2.22%	153,506
2014	12.757430	13.442964	5.37%	187,419
2013	8.973594	12.757430	42.17%	222,901
2012	7.763025	8.973594	15.59%	289,175
2011	8.885547	7.763025	-12.63%	333,383
2010	7.775357	8.885547	14.28%	422,071
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.762838	16.159469	26.61%	0
2018	13.592804	12.762838	-6.11%	1,443
2017	11.021558	13.592804	23.33%	1,443
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.910106	23.572912	31.62%	35,216
2018	21.689169	17.910106	-17.42%	40,986
2017	17.444746	21.689169	24.33%	46,318
2016	18.029705	17.444746	-3.24%	46,270
2015	18.329520	18.029705	-1.64%	48,138
2014	18.731605	18.329520	-2.15%	55,197
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	25.658558	32.796711	27.82%	57,471
2018	25.959506	25.658558	-1.16%	62,629
2017	21.788845	25.959506	19.14%	66,836
2016	19.787976	21.788845	10.11%	81,718
2015	19.832671	19.787976	-0.23%	85,411
2014	17.890140	19.832671	10.86%	88,946
2013	13.804695	17.890140	29.59%	102,251
2012	12.227588	13.804695	12.90%	113,194
2011	12.304483	12.227588	-0.62%	135,640
2010	10.971862	12.304483	12.15%	163,727
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.100444	17.277952	22.53%	8
2018	15.982846	14.100444	-11.78%	0
2017	13.496191	15.982846	18.42%	0
2016	12.599046	13.496191	7.12%	0
2015	12.973144	12.599046	-2.88%	0
2014	12.559301	12.973144	3.30%	0
2013	9.812976	12.559301	27.99%	0
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	25,841
2010	8.127013	9.235097	13.63%	25,841
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.501284	15.505293	14.84%	11,161
2018	14.567286	13.501284	-7.32%	11,189
2017	13.151370	14.567286	10.77%	18,089
2016	12.538101	13.151370	4.89%	18,999
2015	12.819763	12.538101	-2.20%	26,262
2014	12.434537	12.819763	3.10%	18,894
2013	10.971118	12.434537	13.34%	21,381
2012	9.993661	10.971118	9.78%	23,841
2011	10.247522	9.993661	-2.48%	24,886
2010	9.389621	10.247522	9.14%	36,306
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.049013	16.698321	18.86%	0
2018	15.476198	14.049013	-9.22%	0
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
2011	9.823944	9.376385	-4.56%	0
2010	8.842676	9.823944	11.10%	1,982

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.413160	13.579727	9.40%	6,420
2018	12.894265	12.413160	-3.73%	7,308
2017	12.264060	12.894265	5.14%	11,242
2016	11.859292	12.264060	3.41%	8,499
2015	12.085949	11.859292	-1.88%	8,611
2014	11.831794	12.085949	2.15%	4,871
2013	11.406770	11.831794	3.73%	5,766
2012	10.734806	11.406770	6.26%	9,146
2011	10.708329	10.734806	0.25%	1,665
2010	10.143105	10.708329	5.57%	1,784
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.275995	12.690394	12.54%	0
2018	12.268198	11.275995	-8.09%	0
2017	10.813782	12.268198	13.45%	0
2016	10.363390	10.813782	4.35%	0
2015	10.954322	10.363390	-5.39%	0
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.571843	13.202086	14.09%	0
2018	12.598315	11.571843	-8.15%	0
2017	10.819573	12.598315	16.44%	0
2016	10.304924	10.819573	4.99%	0
2015	10.959248	10.304924	-5.97%	0
2014	10.975511	10.959248	-0.15%	1,359
2013*	10.000000	10.975511	9.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.832436	16.154317	16.79%	12,025
2018	15.061604	13.832436	-8.16%	23,832
2017	13.368844	15.061604	12.66%	65,809
2016	12.670096	13.368844	5.51%	64,725
2015	12.955579	12.670096	-2.20%	75,107
2014	12.533509	12.955579	3.37%	103,124
2013	10.762993	12.533509	16.45%	109,741
2012	9.689863	10.762993	11.07%	160,024
2011	10.036480	9.689863	-3.45%	168,385
2010	9.116587	10.036480	10.09%	160,217

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.047477	16.972912	20.83%	5,369
2018	15.704238	14.047477	-10.55%	4,500
2017	13.455170	15.704238	16.72%	10,460
2016	12.650899	13.455170	6.36%	9,073
2015	12.993982	12.650899	-2.64%	14,676
2014	12.571666	12.993982	3.36%	14,676
2013	10.233532	12.571666	22.85%	22,781
2012	9.035018	10.233532	13.27%	21,396
2011	9.587811	9.035018	-5.77%	26,143
2010	8.559890	9.587811	12.01%	18,702
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.241451	14.961128	12.99%	10,678
2018	14.066362	13.241451	-5.86%	37,755
2017	12.949443	14.066362	8.63%	34,654
2016	12.358450	12.949443	4.78%	34,946
2015	12.636825	12.358450	-2.20%	36,167
2014	12.282434	12.636825	2.89%	36,538
2013	11.169980	12.282434	9.96%	37,667
2012	10.268845	11.169980	8.78%	39,373
2011	10.416230	10.268845	-1.41%	39,121
2010	9.664334	10.416230	7.78%	36,851
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.393241	16.004261	11.19%	8,385
2018	17.271425	14.393241	-16.66%	8,521
2017	14.237352	17.271425	21.31%	10,969
2016	14.243671	14.237352	-0.04%	10,129
2015	14.994609	14.243671	-5.01%	12,489
2014	16.514477	14.994609	-9.20%	21,274
2013	13.911205	16.514477	18.71%	22,896
2012	11.770571	13.911205	18.19%	63,955
2011	13.596896	11.770571	-13.43%	18,578
2010	12.934195	13.596896	5.12%	18,934
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.175216	14.188435	7.69%	5,859
2018	13.385447	13.175216	-1.57%	25,248
2017	12.970461	13.385447	3.20%	28,274
2016	12.455076	12.970461	4.14%	18,895
2015	12.691380	12.455076	-1.86%	19,319
2014	12.221225	12.691380	3.85%	19,942
2013	12.604338	12.221225	-3.04%	22,623
2012	11.833771	12.604338	6.51%	30,486
2011	11.230444	11.833771	5.37%	47,174
2010	10.612240	11.230444	5.83%	21,986

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.553996	14.683495	8.33%	4,746
2018	13.914804	13.553996	-2.59%	5,863
2017	13.565257	13.914804	2.58%	6,883
2016	13.279654	13.565257	2.15%	8,289
2015	13.503984	13.279654	-1.66%	7,964
2014	13.025248	13.503984	3.68%	9,248
2013	13.452380	13.025248	-3.18%	7,021
2012	12.704929	13.452380	5.88%	11,983
2011	12.119428	12.704929	4.83%	16,315
2010	11.340265	12.119428	6.87%	21,094
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.462003	12.385832	18.39%	0
2018	11.784744	10.462003	-11.22%	0
2017	10.112812	11.784744	16.53%	0
2016	9.184290	10.112812	10.11%	0
2015*	10.000000	9.184290	-8.16%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.344179	12.015997	16.16%	0
2018	11.352789	10.344179	-8.88%	0
2017	10.088988	11.352789	12.53%	0
2016	9.383217	10.088988	7.52%	0
2015*	10.000000	9.383217	-6.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	21.924926	26.645740	21.53%	27,518
2018	26.859583	21.924926	-18.37%	31,671
2017	19.201788	26.859583	39.88%	35,378
2016	18.033013	19.201788	6.48%	44,797
2015	21.716632	18.033013	-16.96%	45,270
2014	23.249522	21.716632	-6.59%	69,501
2013	23.345909	23.249522	-0.41%	147
2012	20.148936	23.345909	15.87%	147
2011	26.258281	20.148936	-23.27%	147
2010	22.865016	26.258281	14.84%	153
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	16.255904	17.076542	5.05%	156,064
2018	16.453970	16.255904	-1.20%	194,749
2017	16.305020	16.453970	0.91%	214,296
2016	16.372758	16.305020	-0.41%	237,842
2015	16.581271	16.372758	-1.26%	350,005
2014	16.041237	16.581271	3.37%	300,267
2013	16.913796	16.041237	-5.16%	359,549
2012	16.603506	16.913796	1.87%	496,685
2011	15.659998	16.603506	6.02%	591,502
2010	15.119205	15.659998	3.58%	799,392

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.073696	11.141350	0.61%	386,017
2018	11.049570	11.073696	0.22%	363,649
2017	11.130859	11.049570	-0.73%	401,604
2016	11.259144	11.130859	-1.14%	339,051
2015	11.390129	11.259144	-1.15%	356,075
2014	11.522637	11.390129	-1.15%	453,112
2013	11.656682	11.522637	-1.15%	523,753
2012	11.792667	11.656682	-1.15%	752,571
2011	11.929477	11.792667	-1.15%	732,062
2010	12.068244	11.929477	-1.15%	1,023,777
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.288395	16.824756	17.75%	23,877
2018	16.913396	14.288395	-15.52%	26,884
2017	13.424230	16.913396	25.99%	29,802
2016	13.463009	13.424230	-0.29%	39,119
2015	14.049122	13.463009	-4.17%	46,576
2014	14.276586	14.049122	-1.59%	51,358
2013	12.256900	14.276586	16.48%	9,842
2012	10.725747	12.256900	14.28%	10,494
2011	12.024469	10.725747	-10.80%	11,402
2010	10.737210	12.024469	11.99%	11,154
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.087724	12.085909	19.81%	11,251
2018	11.884646	10.087724	-15.12%	14,772
2017	9.660025	11.884646	23.03%	18,893
2016	9.721257	9.660025	-0.63%	20,499
2015	9.972865	9.721257	-2.52%	20,310
2014	10.754329	9.972865	-7.27%	22,407
2013	8.990410	10.754329	19.62%	21,212
2012	7.694006	8.990410	16.85%	20,791
2011	8.930901	7.694006	-13.85%	6,779
2010	8.412370	8.930901	6.16%	9,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.059502	26.980787	22.31%	53,429
2018	24.485723	22.059502	-9.91%	53,586
2017	20.915226	24.485723	17.07%	60,858
2016	19.327965	20.915226	8.21%	69,605
2015	19.749950	19.327965	-2.14%	70,210
2014	19.030951	19.749950	3.78%	70,246
2013	15.129824	19.030951	25.78%	73,159
2012	13.206056	15.129824	14.57%	75,984
2011	13.906069	13.206056	-5.03%	81,026
2010	12.272451	13.906069	13.31%	89,214

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.790251	19.143380	14.01%	39,178
2018	17.852396	16.790251	-5.95%	41,104
2017	16.250688	17.852396	9.86%	38,405
2016	15.464566	16.250688	5.08%	39,795
2015	15.671697	15.464566	-1.32%	38,763
2014	15.158944	15.671697	3.38%	42,301
2013	13.520328	15.158944	12.12%	44,869
2012	12.504317	13.520328	8.13%	50,566
2011	12.538559	12.504317	-0.27%	52,662
2010	11.550746	12.538559	8.55%	57,189
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.669523	23.320412	18.56%	237
2018	21.276316	19.669523	-7.55%	246
2017	18.746995	21.276316	13.49%	255
2016	17.602214	18.746995	6.50%	264
2015	17.902199	17.602214	-1.68%	858
2014	17.213315	17.902199	4.00%	868
2013	14.572666	17.213315	18.12%	294
2012	13.133714	14.572666	10.96%	303
2011	13.411681	13.133714	-2.07%	312
2010	12.110672	13.411681	10.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.974674	16.213578	8.27%	94,250
2018	15.428058	14.974674	-2.94%	99,817
2017	14.767849	15.428058	4.47%	110,064
2016	14.328278	14.767849	3.07%	126,418
2015	14.456690	14.328278	-0.89%	123,655
2014	14.077231	14.456690	2.70%	136,167
2013	13.584624	14.077231	3.63%	205,431
2012	13.066756	13.584624	3.96%	280,833
2011	12.842069	13.066756	1.75%	282,045
2010	12.268517	12.842069	4.67%	354,582
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.358351	12.687149	11.70%	0
2018	12.176209	11.358351	-6.72%	0
2017	10.801883	12.176209	12.72%	0
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	0
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.661195	13.284778	13.92%	3,089
2018	12.557899	11.661195	-7.14%	3,623
2017	10.861216	12.557899	15.62%	3,380
2016	10.273175	10.861216	5.72%	2,034
2015	10.820654	10.273175	-5.06%	2,298
2014	10.759988	10.820654	0.56%	2,568
2013*	10.000000	10.759988	7.60%	2,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.209551	22.358184	16.39%	380,589
2018	20.604603	19.209551	-6.77%	504,003
2017	18.457670	20.604603	11.63%	549,022
2016	17.427028	18.457670	5.91%	657,678
2015	17.688977	17.427028	-1.48%	768,541
2014	17.013287	17.688977	3.97%	806,917
2013	14.757414	17.013287	15.29%	918,172
2012	13.472820	14.757414	9.53%	1,098,917
2011	13.634749	13.472820	-1.19%	1,229,222
2010	12.436081	13.634749	9.64%	1,453,920
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.076182	25.381430	20.43%	215,502
2018	23.108227	21.076182	-8.79%	246,767
2017	20.034783	23.108227	15.34%	210,036
2016	18.682677	20.034783	7.24%	234,279
2015	19.038976	18.682677	-1.87%	246,019
2014	18.350812	19.038976	3.75%	340,335
2013	15.169663	18.350812	20.97%	443,842
2012	13.490265	15.169663	12.45%	515,763
2011	13.943413	13.490265	-3.25%	626,136
2010	12.501126	13.943413	11.54%	813,788
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.344396	19.456610	12.18%	76,300
2018	18.227517	17.344396	-4.84%	81,579
2017	16.883783	18.227517	7.96%	100,396
2016	16.158196	16.883783	4.49%	121,983
2015	16.351174	16.158196	-1.18%	143,180
2014	15.792911	16.351174	3.53%	153,533
2013	14.459153	15.792911	9.22%	177,120
2012	13.539227	14.459153	6.79%	254,731
2011	13.419623	13.539227	0.89%	276,677
2010	12.510267	13.419623	7.27%	380,226
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.785389	7.85%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.910646	24.400173	29.03%	53,307
2018	19.739244	18.910646	-4.20%	75,484
2017	15.336080	19.739244	28.71%	78,880
2016	15.181563	15.336080	1.02%	120,092
2015	14.848238	15.181563	2.24%	133,112
2014	13.601544	14.848238	9.17%	142,569
2013	10.211992	13.601544	33.19%	201,344
2012	8.878946	10.211992	15.01%	180,266
2011	9.250880	8.878946	-4.02%	219,769
2010	8.101826	9.250880	14.18%	255,372
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.280690	13.266295	17.60%	3,900
2018	11.990647	11.280690	-5.92%	1,686
2017	10.318553	11.990647	16.20%	1,686
2016	9.616317	10.318553	7.30%	1,686
2015	9.951825	9.616317	-3.37%	0
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.659846	15.265250	20.58%	0
2018	13.146444	12.659846	-3.70%	0
2017	10.927974	13.146444	20.30%	0
2016	10.045670	10.927974	8.78%	0
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.018060	40.834590	36.03%	272,767
2018	30.760754	30.018060	-2.41%	335,008
2017	24.441866	30.760754	25.85%	378,227
2016	23.858806	24.441866	2.44%	489,788
2015	22.966685	23.858806	3.88%	550,359
2014	21.354697	22.966685	7.55%	642,687
2013	15.802870	21.354697	35.13%	781,000
2012	13.470193	15.802870	17.32%	953,602
2011	13.937912	13.470193	-3.36%	1,200,630
2010	12.959566	13.937912	7.55%	1,488,227
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.930706	31.286431	25.49%	96,230
2018	27.823478	24.930706	-10.40%	209,768
2017	25.899380	27.823478	7.43%	228,717
2016	21.753719	25.899380	19.06%	265,884
2015	22.989733	21.753719	-5.38%	292,643
2014	20.559998	22.989733	11.82%	316,498
2013	15.768990	20.559998	30.38%	378,360
2012	13.912879	15.768990	13.34%	431,670
2011	13.983976	13.912879	-0.51%	497,686
2010	12.467890	13.983976	12.16%	695,974

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	51.388764	63.828166	24.21%	53,954
2018	58.668977	51.388764	-12.41%	63,183
2017	51.261057	58.668977	14.45%	76,282
2016	43.109244	51.261057	18.91%	89,656
2015	44.744704	43.109244	-3.66%	104,337
2014	41.368211	44.744704	8.16%	116,655
2013	31.454297	41.368211	31.52%	134,387
2012	27.087971	31.454297	16.12%	160,714
2011	28.117858	27.087971	-3.66%	230,938
2010	22.539123	28.117858	24.75%	266,799
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.770969	10.104923	15.21%	22,902
2018	10.712012	8.770969	-18.12%	26,547
2017	8.815347	10.712012	21.52%	27,152
2016	8.474771	8.815347	4.02%	34,650
2015	9.035959	8.474771	-6.21%	38,287
2014*	10.000000	9.035959	-9.64%	51,689
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	18.025759	22.344779	23.96%	22,892
2018	20.626220	18.025759	-12.61%	25,134
2017	18.217178	20.626220	13.22%	27,164
2016	15.838868	18.217178	15.02%	32,090
2015	16.544475	15.838868	-4.26%	35,386
2014	15.144082	16.544475	9.25%	43,954
2013	11.311541	15.144082	33.88%	54,843
2012	9.713452	11.311541	16.45%	55,731
2011	10.434580	9.713452	-6.91%	73,861
2010*	10.000000	10.434580	4.35%	67,924
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.978627	18.522536	23.66%	4,032
2018	17.180002	14.978627	-12.81%	4,274
2017	15.196797	17.180002	13.05%	4,638
2016	13.247487	15.196797	14.71%	4,921
2015	13.878543	13.247487	-4.55%	5,198
2014	12.735469	13.878543	8.98%	7,244
2013	9.541471	12.735469	33.47%	7,546
2012	8.208690	9.541471	16.24%	7,810
2011	8.842733	8.208690	-7.17%	9,013
2010	7.934264	8.842733	11.45%	15,994

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.993158	23.251775	22.42%	131,252
2018	22.126129	18.993158	-14.16%	171,139
2017	19.661842	22.126129	12.53%	177,598
2016	16.914135	19.661842	16.25%	198,758
2015	17.619336	16.914135	-4.00%	216,165
2014	15.231863	17.619336	15.67%	244,768
2013	11.357084	15.231863	34.12%	300,532
2012	9.875328	11.357084	15.00%	324,231
2011	10.227396	9.875328	-3.44%	385,079
2010	8.648417	10.227396	18.26%	503,336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	27.291046	36.611444	34.15%	22,680
2018	29.991687	27.291046	-9.00%	25,982
2017	24.286189	29.991687	23.49%	29,118
2016	22.684070	24.286189	7.06%	39,136
2015	22.775759	22.684070	-0.40%	41,226
2014	22.410648	22.775759	1.63%	47,013
2013	15.712292	22.410648	42.63%	61,205
2012	14.012537	15.712292	12.13%	68,623
2011	14.267718	14.012537	-1.79%	81,369
2010	11.505620	14.267718	24.01%	97,241
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	56.489487	66.449828	17.63%	36,581
2018	68.817277	56.489487	-17.91%	39,281
2017	63.830511	68.817277	7.81%	45,987
2016	51.274287	63.830511	24.49%	56,608
2015	55.194925	51.274287	-7.10%	58,564
2014	52.173387	55.194925	5.79%	72,437
2013	37.592542	52.173387	38.79%	87,819
2012	31.575230	37.592542	19.06%	99,154
2011	33.647927	31.575230	-6.16%	118,426
2010	26.886130	33.647927	25.15%	160,513
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	48.609364	60.374388	24.20%	27,820
2018	56.289865	48.609364	-13.64%	32,377
2017	50.175440	56.289865	12.19%	37,797
2016	41.322687	50.175440	21.42%	41,950
2015	42.498375	41.322687	-2.77%	48,423
2014	42.645168	42.498375	-0.34%	57,212
2013	30.616746	42.645168	39.29%	77,001
2012	26.816500	30.616746	14.17%	94,921
2011	28.724632	26.816500	-6.64%	112,213
2010	23.187571	28.724632	23.88%	148,592

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.039950	22.470283	24.56%	5,398
2018	19.372819	18.039950	-6.88%	5,493
2017	16.521504	19.372819	17.26%	8,982
2016	15.178372	16.521504	8.85%	9,711
2015	15.404841	15.178372	-1.47%	11,703
2014	14.090130	15.404841	9.33%	14,979
2013	10.271939	14.090130	37.17%	27,696
2012	9.320014	10.271939	10.21%	22,824
2011	9.737863	9.320014	-4.29%	23,746
2010	7.971380	9.737863	22.16%	17,975
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.472801	18.698765	29.20%	143,697
2018	15.239895	14.472801	-5.03%	158,221
2017	14.476179	15.239895	5.28%	178,528
2016	13.641677	14.476179	6.12%	217,966
2015	14.581577	13.641677	-6.45%	241,625
2014	11.445229	14.581577	27.40%	290,661
2013	11.236208	11.445229	1.86%	314,840
2012	9.817385	11.236208	14.45%	386,075
2011	9.325162	9.817385	5.28%	420,263
2010	7.246440	9.325162	28.69%	497,455
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.206131	20.960197	29.33%	66,624
2018	17.235668	16.206131	-5.97%	62,092
2017	14.382933	17.235668	19.83%	69,102
2016	13.061331	14.382933	10.12%	50,634
2015	13.089868	13.061331	-0.22%	46,070
2014	11.710717	13.089868	11.78%	31,639
2013*	10.000000	11.710717	17.11%	13,055
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.640381	10.947917	2.89%	43,011
2018	10.677261	10.640381	-0.35%	27,215
2017	10.633224	10.677261	0.41%	20,594
2016	10.495092	10.633224	1.32%	22,233
2015	10.653524	10.495092	-1.49%	28,963
2014	10.724502	10.653524	-0.66%	28,275
2013	10.837845	10.724502	-1.05%	29,578
2012	10.591062	10.837845	2.33%	46,444
2011	10.576649	10.591062	0.14%	59,906
2010	10.446897	10.576649	1.24%	95,063

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.449950	17.849018	23.52%	9,876
2018	16.489473	14.449950	-12.37%	11,726
2017	14.609064	16.489473	12.87%	11,958
2016	12.226748	14.609064	19.48%	11,923
2015	13.003827	12.226748	-5.98%	7,587
2014	12.582420	13.003827	3.35%	5,061
2013*	10.000000	12.582420	25.82%	504
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.998710	24.419910	35.68%	95,123
2018	19.548593	17.998710	-7.93%	111,964
2017	15.481211	19.548593	26.27%	129,180
2016	14.709770	15.481211	5.24%	143,238
2015	14.908488	14.709770	-1.33%	162,992
2014	14.496976	14.908488	2.84%	198,014
2013	10.554944	14.496976	37.35%	237,397
2012	9.292992	10.554944	13.58%	283,071
2011	9.816061	9.292992	-5.33%	328,727
2010	7.830213	9.816061	25.36%	404,799
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.221363	14.695244	30.96%	4,911
2018	12.149428	11.221363	-7.64%	4,556
2017	9.866797	12.149428	23.13%	4,428
2016	9.582475	9.866797	2.97%	4,537
2015*	10.000000	9.582475	-4.18%	4,593
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.662415	10.928374	2.49%	85,870
2018	10.678116	10.662415	-0.15%	94,145
2017	10.706581	10.678116	-0.27%	147,927
2016	10.700342	10.706581	0.06%	150,948
2015	10.804979	10.700342	-0.97%	154,669
2014	10.864411	10.804979	-0.55%	132,741
2013	10.923435	10.864411	-0.54%	134,777
2012	10.564320	10.923435	3.40%	170,952
2011	10.656107	10.564320	-0.86%	184,488
2010	10.238941	10.656107	4.07%	204,769
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.499661	30.486746	24.44%	6,309
2018	26.291712	24.499661	-6.82%	6,818
2017	22.457876	26.291712	17.07%	7,132
2016	20.679053	22.457876	8.60%	7,273
2015	21.017073	20.679053	-1.61%	7,703
2014	19.261839	21.017073	9.11%	9,175
2013	14.160896	19.261839	36.02%	10,118
2012	12.908706	14.160896	9.70%	6,102
2011	13.473620	12.908706	-4.19%	9,297
2010	11.094594	13.473620	21.44%	7,978

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.967710	12.114771	10.46%	9,824
2018	11.735218	10.967710	-6.54%	8,402
2017	10.470564	11.735218	12.08%	8,578
2016	9.381376	10.470564	11.61%	8,603
2015	10.450730	9.381376	-10.23%	8,675
2014	10.524441	10.450730	-0.70%	10,872
2013	10.635249	10.524441	-1.04%	18,170
2012*	10.000000	10.635249	6.35%	20,463
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.708015	12.135821	13.33%	4,066
2018	11.382528	10.708015	-5.93%	6,444
2017	10.488767	11.382528	8.52%	6,259
2016	9.372107	10.488767	11.91%	3,853
2015	9.710823	9.372107	-3.49%	2,360
2014*	10.000000	9.710823	-2.89%	1,783
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.635048	12.296846	5.69%	1,479
2018	12.271013	11.635048	-5.18%	1,479
2017	11.210014	12.271013	9.46%	1,791
2016	11.020101	11.210014	1.72%	3,686
2015	12.010066	11.020101	-8.24%	3,130
2014	12.113330	12.010066	-0.85%	9,072
2013	13.115558	12.113330	-7.64%	7,815
2012	12.608799	13.115558	4.02%	13,975
2011	11.764923	12.608799	7.17%	24,912
2010	10.881912	11.764923	8.11%	20,313
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.493435	11.807049	2.73%	73,687
2018	11.600379	11.493435	-0.92%	78,291
2017	11.589833	11.600379	0.09%	58,944
2016	11.573261	11.589833	0.14%	84,258
2015	11.683511	11.573261	-0.94%	85,570
2014	11.731651	11.683511	-0.41%	107,141
2013	11.895761	11.731651	-1.38%	124,891
2012	11.380137	11.895761	4.53%	145,717
2011	11.397306	11.380137	-0.15%	136,253
2010	10.961461	11.397306	3.98%	129,140

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.698645	14.683318	7.19%	0
2018	14.172530	13.698645	-3.34%	0
2017	13.830486	14.172530	2.47%	0
2016	13.301043	13.830486	3.98%	0
2015	13.829839	13.301043	-3.82%	0
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.265731	10.421282	1.52%	30,436
2018	10.239689	10.265731	0.25%	25,411
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.863149	16.990840	7.11%	0
2018	16.135151	15.863149	-1.69%	0
2017	15.556726	16.135151	3.72%	0
2016	15.325610	15.556726	1.51%	0
2015	15.436680	15.325610	-0.72%	0
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.060480	11.834983	7.00%	35,314
2018	11.261373	11.060480	-1.78%	33,633
2017	10.868481	11.261373	3.61%	53,482
2016	10.717682	10.868481	1.41%	67,691
2015	10.806099	10.717682	-0.82%	78,467
2014	10.494450	10.806099	2.97%	86,337
2013	10.839073	10.494450	-3.18%	122,442
2012	10.014102	10.839073	8.24%	128,575
2011*	10.000000	10.014102	0.14%	49,951
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.848053	12.183400	23.71%	0
2018	12.317641	9.848053	-20.05%	0
2017	9.843962	12.317641	25.13%	0
2016*	10.000000	9.843962	-1.56%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.846660	15.181667	18.18%	0
2018	14.289490	12.846660	-10.10%	0
2017	13.742713	14.289490	3.98%	0
2016	11.613018	13.742713	18.34%	0
2015	13.420009	11.613018	-13.46%	0
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.434142	45.054772	27.15%	28,463
2018	35.543945	35.434142	-0.31%	37,633
2017	28.243797	35.543945	25.85%	22,502
2016	32.000556	28.243797	-11.74%	37,350
2015	28.783452	32.000556	11.18%	45,946
2014	22.189717	28.783452	29.72%	113,310
2013	14.914208	22.189717	48.78%	107,340
2012	11.517684	14.914208	29.49%	31,146
2011	10.555188	11.517684	9.12%	16,158
2010*	10.000000	10.555188	5.55%	926
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	55.762933	71.986651	29.09%	3,045
2018	73.732560	55.762933	-24.37%	4,149
2017	49.384451	73.732560	49.30%	4,459
2016	49.906200	49.384451	-1.05%	5,474
2015	58.700542	49.906200	-14.98%	5,433
2014	59.630860	58.700542	-1.56%	8,869
2013	53.851472	59.630860	10.73%	8,839
2012	41.969100	53.851472	28.31%	17,445
2011	57.171559	41.969100	-26.59%	4,925
2010	45.597634	57.171559	25.38%	6,329
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.348808	5.897768	10.26%	14,513
2018	7.560210	5.348808	-29.25%	13,923
2017	7.801719	7.560210	-3.10%	14,284
2016	5.503148	7.801719	41.77%	204,468
2015	8.387716	5.503148	-34.39%	17,151
2014	10.520797	8.387716	-20.27%	16,218
2013	9.649712	10.520797	9.03%	7,365
2012*	10.000000	9.649712	-3.50%	14,624

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	26.030422	28.785040	10.58%	1,967
2018	36.717983	26.030422	-29.11%	4,829
2017	37.785602	36.717983	-2.83%	4,979
2016	26.597958	37.785602	42.06%	6,377
2015	40.430567	26.597958	-34.21%	11,419
2014	50.560079	40.430567	-20.03%	13,178
2013	46.273824	50.560079	9.26%	15,916
2012	45.280208	46.273824	2.19%	19,247
2011	54.825340	45.280208	-17.41%	3,584
2010	42.915980	54.825340	27.75%	4,168
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	19.440427	24.671673	26.91%	2,763
2018	22.685637	19.440427	-14.31%	2,783
2017	18.147646	22.685637	25.01%	2,807
2016	17.669861	18.147646	2.70%	3,436
2015	18.449934	17.669861	-4.23%	5,151
2014	16.937069	18.449934	8.93%	5,365
2013	12.793440	16.937069	32.39%	7,409
2012	11.130667	12.793440	14.94%	8,337
2011	12.084965	11.130667	-7.90%	11,217
2010	10.882146	12.084965	11.05%	18,090
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.805477	8.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.291687	37.378036	23.39%	10,705
2018	30.250085	30.291687	0.14%	28,202
2017	24.313864	30.250085	24.41%	9,635
2016	22.827570	24.313864	6.51%	3,475
2015	23.778571	22.827570	-4.00%	7,880
2014	24.515532	23.778571	-3.01%	32,624
2013	16.508394	24.515532	48.50%	8,238
2012	15.482265	16.508394	6.63%	9,811
2011	16.416634	15.482265	-5.69%	10,906
2010	13.100218	16.416634	25.32%	17,488

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.913027	13.563919	13.86%	36
2018	13.014769	11.913027	-8.47%	36
2017	11.522090	13.014769	12.95%	36
2016	11.281899	11.522090	2.13%	36
2015	11.569328	11.281899	-2.48%	0
2014	11.237121	11.569328	2.96%	6,435
2013	10.161069	11.237121	10.59%	0
2012*	10.000000	10.161069	1.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.664038	8.843393	15.39%	0
2018*	10.000000	7.664038	-23.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	18.133756	21.481871	18.46%	6,459
2018	21.669730	18.133756	-16.32%	6,026
2017	19.434820	21.669730	11.50%	8,863
2016	15.762343	19.434820	23.30%	13,318
2015	16.917054	15.762343	-6.83%	10,703
2014	15.716509	16.917054	7.64%	13,985
2013	11.557598	15.716509	35.98%	20,968
2012	9.874545	11.557598	17.04%	13,847
2011	10.937267	9.874545	-9.72%	19,080
2010	8.744818	10.937267	25.07%	19,488
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.551427	14.580743	7.60%	31,786
2018	14.114779	13.551427	-3.99%	40,423
2017	13.779793	14.114779	2.43%	39,884
2016	13.360512	13.779793	3.14%	43,975
2015	13.864996	13.360512	-3.64%	51,301
2014	13.585119	13.864996	2.06%	69,574
2013	15.024082	13.585119	-9.58%	95,487
2012	14.161086	15.024082	6.09%	133,675
2011	12.826176	14.161086	10.41%	144,167
2010	12.349734	12.826176	3.86%	118,097
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	26.096212	31.957959	22.46%	88,062
2018	28.362790	26.096212	-7.99%	95,718
2017	23.825352	28.362790	19.04%	101,171
2016	21.248827	23.825352	12.13%	106,603
2015	22.787737	21.248827	-6.75%	123,689
2014	20.501156	22.787737	11.15%	143,198
2013	15.277461	20.501156	34.19%	149,678
2012	13.476424	15.277461	13.36%	169,196
2011	13.228101	13.476424	1.88%	190,999
2010	11.729347	13.228101	12.78%	222,145

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	17.211990	21.838528	26.88%	0
2018	20.550221	17.211990	-16.24%	0
2017	15.852132	20.550221	29.64%	0
2016	16.977658	15.852132	-6.63%	0
2015	17.054562	16.977658	-0.45%	0
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.616935	28.859339	27.60%	21,462
2018	26.264474	22.616935	-13.89%	24,619
2017	23.799411	26.264474	10.36%	31,289
2016	19.606568	23.799411	21.38%	34,142
2015	20.133170	19.606568	-2.62%	24,767
2014	17.503134	20.133170	15.03%	28,671
2013	13.615345	17.503134	28.55%	28,744
2012	11.846752	13.615345	14.93%	31,414
2011	12.074087	11.846752	-1.88%	32,906
2010	10.247605	12.074087	17.82%	27,773
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	35.694590	44.800217	25.51%	0
2018	39.769785	35.694590	-10.25%	0
2017	37.013681	39.769785	7.45%	0
2016	31.093932	37.013681	19.04%	0
2015	32.743433	31.093932	-5.04%	0
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.439158	11.846777	13.48%	9,406
2018	10.880946	10.439158	-4.06%	6,372
2017	10.284734	10.880946	5.80%	6,237
2016	9.226563	10.284734	11.47%	5,834
2015*	10.000000	9.226563	-7.73%	578
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.924307	10.702113	7.84%	806
2018	10.118513	9.924307	-1.92%	820
2017	9.922924	10.118513	1.97%	1,106
2016	9.802068	9.922924	1.23%	980
2015*	10.000000	9.802068	-1.98%	416

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.799107	14.858794	25.93%	15,445
2018	12.899909	11.799107	-8.53%	16,462
2017	11.207905	12.899909	15.10%	19,402
2016	9.774027	11.207905	14.67%	10,205
2015*	10.000000	9.774027	-2.26%	2,535
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.874636	18.468923	16.34%	47,378
2018	17.386193	15.874636	-8.69%	63,233
2017	15.475366	17.386193	12.35%	88,484
2016	15.088680	15.475366	2.56%	87,444
2015	15.426362	15.088680	-2.19%	97,517
2014	15.317744	15.426362	0.71%	115,101
2013	13.550365	15.317744	13.04%	113,770
2012	12.472250	13.550365	8.64%	121,490
2011	13.100288	12.472250	-4.79%	134,986
2010	12.080182	13.100288	8.44%	105,426
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.310291	13.393306	18.42%	2,644
2018	13.578297	11.310291	-16.70%	6,396
2017	11.946022	13.578297	13.66%	6,347
2016	10.495243	11.946022	13.82%	6,390
2015	10.896909	10.495243	-3.69%	3,608
2014*	10.000000	10.896909	8.97%	213
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	30.201535	36.467216	20.75%	45,874
2018	33.584846	30.201535	-10.07%	48,751
2017	30.240763	33.584846	11.06%	50,551
2016	24.344043	30.240763	24.22%	59,821
2015	25.227398	24.344043	-3.50%	63,766
2014	24.289802	25.227398	3.86%	69,182
2013	17.471304	24.289802	39.03%	76,770
2012	15.278847	17.471304	14.35%	87,204
2011	15.377498	15.278847	-0.64%	94,771
2010	12.369464	15.377498	24.32%	92,117
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	27.610513	35.637431	29.07%	438,040
2018	29.306188	27.610513	-5.79%	483,896
2017	24.404497	29.306188	20.09%	532,846
2016	22.111501	24.404497	10.37%	581,303
2015	22.134999	22.111501	-0.11%	642,268
2014	19.752217	22.134999	12.06%	721,480
2013	15.142300	19.752217	30.44%	786,356
2012	13.242551	15.142300	14.35%	849,915
2011	13.156042	13.242551	0.66%	940,038
2010	11.595206	13.156042	13.46%	1,043,374

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	21.275706	28.242749	32.75%	127,748
2018	22.527206	21.275706	-5.56%	133,611
2017	19.768751	22.527206	13.95%	151,163
2016	18.127744	19.768751	9.05%	165,261
2015	18.953434	18.127744	-4.36%	177,519
2014	16.908935	18.953434	12.09%	191,755
2013	12.739110	16.908935	32.73%	205,838
2012	11.515259	12.739110	10.63%	221,570
2011	11.550728	11.515259	-0.31%	239,353
2010	10.182340	11.550728	13.44%	265,914
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	26.039309	34.937117	34.17%	64,301
2018	28.296283	26.039309	-7.98%	70,871
2017	22.491469	28.296283	25.81%	81,583
2016	21.096440	22.491469	6.61%	93,353
2015	21.893100	21.096440	-3.64%	111,677
2014	20.500202	21.893100	6.79%	126,009
2013	17.133379	20.500202	19.65%	139,958
2012	15.703984	17.133379	9.10%	149,369
2011	14.580318	15.703984	7.71%	149,268
2010	12.797113	14.580318	13.93%	139,049
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	18.766698	22.579544	20.32%	0
2018	23.474215	18.766698	-20.05%	0
2017	19.055561	23.474215	23.19%	0
2016	16.474050	19.055561	15.67%	0
2015	17.062639	16.474050	-3.45%	0
2014	16.998867	17.062639	0.38%	0
2013	11.582219	16.998867	46.77%	0
2012	9.723670	11.582219	19.11%	0
2011	11.423202	9.723670	-14.88%	0
2010	8.815758	11.423202	29.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.687396	11.152544	15.12%	1,261
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	422
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.854748	17.482863	26.19%	6,701
2018	16.884989	13.854748	-17.95%	6,262
2017	15.291526	16.884989	10.42%	8,637
2016	11.806570	15.291526	29.52%	11,145
2015	12.775566	11.806570	-7.58%	4,577
2014	12.242868	12.775566	4.35%	4,013
2013*	10.000000	12.242868	22.43%	1,585

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.536266	11.146718	5.79%	27,238
2018	10.674117	10.536266	-1.29%	36,549
2017	10.443876	10.674117	2.20%	20,054
2016	9.702417	10.443876	7.64%	13,880
2015	9.918673	9.702417	-2.18%	6,338
2014*	10.000000	9.918673	-0.81%	6,433
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	18.687945	20.207316	8.13%	146,369
2018	19.028998	18.687945	-1.79%	157,783
2017	18.512428	19.028998	2.79%	183,495
2016	18.046529	18.512428	2.58%	205,812
2015	18.310304	18.046529	-1.44%	229,704
2014	17.855420	18.310304	2.55%	247,300
2013	17.887155	17.855420	-0.18%	267,894
2012	16.500735	17.887155	8.40%	313,857
2011	16.329532	16.500735	1.05%	324,390
2010	15.232405	16.329532	7.20%	365,202
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.250651	10.531396	27.64%	3,512
2018*	10.000000	8.250651	-17.49%	3,265
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.536865	17.806358	14.61%	5,362
2018	16.399734	15.536865	-5.26%	5,441
2017	14.689967	16.399734	11.64%	3,967
2016	14.122582	14.689967	4.02%	4,293
2015	14.338825	14.122582	-1.51%	9,729
2014	13.908050	14.338825	3.10%	12,812
2013	12.414356	13.908050	12.03%	22,359
2012	11.250785	12.414356	10.34%	17,125
2011	11.419590	11.250785	-1.48%	18,504
2010	10.252378	11.419590	11.38%	12,099
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.663777	18.572359	18.57%	55,435
2018	16.863023	15.663777	-7.11%	56,566
2017	14.653670	16.863023	15.08%	54,369
2016	13.986047	14.653670	4.77%	55,152
2015	14.207983	13.986047	-1.56%	40,185
2014	13.739696	14.207983	3.41%	42,044
2013	11.993074	13.739696	14.56%	64,423
2012	10.724695	11.993074	11.83%	94,292
2011	10.978165	10.724695	-2.31%	89,014
2010	9.702572	10.978165	13.15%	79,943

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.219032	19.930208	22.88%	24,390
2018	17.822344	16.219032	-9.00%	26,625
2017	14.930097	17.822344	19.37%	37,395
2016	14.185988	14.930097	5.25%	62,196
2015	14.406679	14.185988	-1.53%	47,888
2014	13.905654	14.406679	3.60%	51,525
2013	11.584251	13.905654	20.04%	37,652
2012	10.153311	11.584251	14.09%	44,061
2011	10.561122	10.153311	-3.86%	44,582
2010	9.214958	10.561122	14.61%	44,254
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.309899	13.868851	22.63%	25,874
2018	11.980067	11.309899	-5.59%	22,211
2017	10.442266	11.980067	14.73%	5,728
2016*	10.000000	10.442266	4.42%	490
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	38.613406	50.148001	29.87%	0
2018	41.796465	38.613406	-7.62%	0
2017	34.741847	41.796465	20.31%	0
2016	32.584598	34.741847	6.62%	0
2015	32.797407	32.584598	-0.65%	0
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.018059	10.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.887049	8.557937	8.51%	57,091
2018	10.611677	7.887049	-25.68%	60,861
2017	11.046784	10.611677	-3.94%	66,520
2016	8.374559	11.046784	31.91%	121,295
2015	10.695765	8.374559	-21.70%	99,635
2014	12.410031	10.695765	-13.81%	92,327
2013	10.117745	12.410031	22.66%	89,719
2012	9.777986	10.117745	3.47%	107,923
2011	10.439308	9.777986	-6.33%	137,395
2010	8.867305	10.439308	17.73%	127,649

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	25.962018	32.659429	25.80%	254,631
2018	28.689127	25.962018	-9.51%	279,906
2017	25.740630	28.689127	11.45%	317,783
2016	22.096499	25.740630	16.49%	358,451
2015	23.318282	22.096499	-5.24%	409,785
2014	21.723175	23.318282	7.34%	453,307
2013	17.175680	21.723175	26.48%	513,576
2012	14.834974	17.175680	15.78%	562,165
2011	14.886926	14.834974	-0.35%	624,367
2010	13.092259	14.886926	13.71%	710,729
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.648662	14.924760	28.12%	2,784
2018	12.984545	11.648662	-10.29%	4,697
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	21
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	26.844038	37.315816	39.01%	0
2018	24.185957	26.844038	10.99%	0
2017	18.213328	24.185957	32.79%	0
2016	18.388525	18.213328	-0.95%	0
2015	17.644677	18.388525	4.22%	0
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	29.747266	39.437328	32.57%	277,010
2018	30.193743	29.747266	-1.48%	309,767
2017	22.636098	30.193743	33.39%	336,863
2016	22.747946	22.636098	-0.49%	358,616
2015	21.507384	22.747946	5.77%	409,384
2014	19.578164	21.507384	9.85%	460,474
2013	14.548704	19.578164	34.57%	505,646
2012	12.855879	14.548704	13.17%	561,237
2011	12.993343	12.855879	-1.06%	617,269
2010	10.600829	12.993343	22.57%	684,396

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.917223	20.343406	13.54%	77,543
2018	18.813424	17.917223	-4.76%	74,730
2017	17.783794	18.813424	5.79%	102,577
2016	15.737377	17.783794	13.00%	117,964
2015	16.550114	15.737377	-4.91%	130,628
2014	16.573026	16.550114	-0.14%	54,387
2013	15.843684	16.573026	4.60%	61,886
2012	14.043042	15.843684	12.82%	75,119
2011	13.676299	14.043042	2.68%	90,319
2010	12.165048	13.676299	12.42%	115,450
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.907718	16.140005	8.27%	57,818
2018	15.185784	14.907718	-1.83%	52,164
2017	14.756129	15.185784	2.91%	47,058
2016	14.274250	14.756129	3.38%	64,021
2015	14.550316	14.274250	-1.90%	72,965
2014	13.925749	14.550316	4.48%	98,575
2013	14.366349	13.925749	-3.07%	117,097
2012	13.748136	14.366349	4.50%	166,309
2011	12.979067	13.748136	5.93%	192,717
2010	12.199820	12.979067	6.39%	208,166
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	18.092537	22.049013	21.87%	66,026
2018	21.454404	18.092537	-15.67%	78,813
2017	17.989696	21.454404	19.26%	88,955
2016	16.240435	17.989696	10.77%	86,070
2015	16.687983	16.240435	-2.68%	101,997
2014	15.905133	16.687983	4.92%	116,820
2013	11.831501	15.905133	34.43%	132,183
2012	10.436160	11.831501	13.37%	161,012
2011	11.830540	10.436160	-11.79%	181,360
2010	9.303679	11.830540	27.16%	217,999
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	17.847378	22.512999	26.14%	64,797
2018	21.224658	17.847378	-15.91%	72,718
2017	16.511227	21.224658	28.55%	76,641
2016	17.613290	16.511227	-6.26%	82,110
2015	17.225959	17.613290	2.25%	91,528
2014	18.984497	17.225959	-9.26%	11,428
2013	14.738062	18.984497	28.81%	15,231
2012	12.375401	14.738062	19.09%	16,615
2011	15.132512	12.375401	-18.22%	18,610
2010	13.555045	15.132512	11.64%	21,418
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.432865	11.458468	21.47%	3,908
2018	10.206939	9.432865	-7.58%	3,286
2017*	10.000000	10.206939	2.07%	2,337

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.777929	30.221746	32.68%	19,864
2018	27.889770	22.777929	-18.33%	22,100
2017	23.678745	27.889770	17.78%	22,683
2016	21.890605	23.678745	8.17%	25,953
2015	22.854658	21.890605	-4.22%	31,615
2014	21.681259	22.854658	5.41%	38,762
2013	16.822770	21.681259	28.88%	43,341
2012	13.396840	16.822770	25.57%	50,643
2011	14.875465	13.396840	-9.94%	52,762
2010	11.906264	14.875465	24.94%	69,329
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.045703	15.448833	18.42%	3,079
2018	14.615235	13.045703	-10.74%	10,023
2017	13.209891	14.615235	10.64%	12,392
2016	11.812893	13.209891	11.83%	16,168
2015	12.748465	11.812893	-7.34%	16,064
2014	12.545987	12.748465	1.61%	22,657
2013	10.259562	12.545987	22.29%	8,884
2012	9.003906	10.259562	13.95%	5,108
2011	9.255758	9.003906	-2.72%	15,159
2010	8.496860	9.255758	8.93%	13,630
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.413647	18.820895	14.67%	77,507
2018	17.361353	16.413647	-5.46%	85,614
2017	16.021825	17.361353	8.36%	99,515
2016	14.221543	16.021825	12.66%	103,360
2015	15.486773	14.221543	-8.17%	120,969
2014	14.983267	15.486773	3.36%	153,878
2013	13.309689	14.983267	12.57%	144,050
2012	11.958652	13.309689	11.30%	131,429
2011	11.821730	11.958652	1.16%	130,014
2010	10.619457	11.821730	11.32%	136,004
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	17.276987	21.567203	24.83%	26,456
2018	20.072723	17.276987	-13.93%	28,896
2017	18.360157	20.072723	9.33%	32,001
2016	14.273637	18.360157	28.63%	42,660
2015	15.599338	14.273637	-8.50%	52,171
2014	15.699158	15.599338	-0.64%	60,122
2013	11.663216	15.699158	34.60%	68,245
2012	9.971622	11.663216	16.96%	75,089
2011	10.486815	9.971622	-4.91%	92,244
2010	8.277889	10.486815	26.68%	107,510

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.948927	12.453723	25.18%	13,068
2018	11.959500	9.948927	-16.81%	14,407
2017	8.620749	11.959500	38.73%	19,613
2016	7.429355	8.620749	16.04%	12,420
2015	9.353141	7.429355	-20.57%	15,019
2014*	10.000000	9.353141	-6.47%	21,491
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	16.534479	18.433169	11.48%	0
2018	19.752466	16.534479	-16.29%	0
2017	17.083965	19.752466	15.62%	0
2016	16.086070	17.083965	6.20%	0
2015	17.377700	16.086070	-7.43%	0
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.163970	9.076591	11.18%	18,466
2018	9.772825	8.163970	-16.46%	18,856
2017	8.476242	9.772825	15.30%	19,611
2016	8.004571	8.476242	5.89%	17,829
2015	8.664341	8.004571	-7.61%	19,046
2014*	10.000000	8.664341	-13.36%	23,367
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.756676	9.833637	0.79%	77,510
2018	9.688090	9.756676	0.71%	90,383
2017	9.620181	9.688090	0.71%	93,289
2016	9.458763	9.620181	1.71%	99,862
2015	10.004307	9.458763	-5.45%	115,486
2014*	10.000000	10.004307	0.04%	136,927
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.943583	13.208801	10.59%	0
2018	12.637391	11.943583	-5.49%	0
2017	11.307820	12.637391	11.76%	0
2016	10.969009	11.307820	3.09%	373
2015	11.787966	10.969009	-6.95%	373
2014	11.478269	11.787966	2.70%	373
2013	10.229842	11.478269	12.20%	0
2012*	10.000000	10.229842	2.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.412157	10.119573	7.52%	0
2018*	10.000000	9.412157	-5.88%	624

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.744790	10.110511	3.75%	6,454
2018	10.391108	9.744790	-6.22%	5,841
2017	10.144206	10.391108	2.43%	5,985
2016	10.316974	10.144206	-1.67%	5,204
2015	10.252727	10.316974	0.63%	3,490
2014	9.915253	10.252727	3.40%	4,474
2013*	10.000000	9.915253	-0.85%	1,671
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.300998	15.953792	19.94%	0
2018	14.661128	13.300998	-9.28%	0
2017	12.896730	14.661128	13.68%	0
2016	11.825896	12.896730	9.05%	0
2015	12.049802	11.825896	-1.86%	0
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.654508	23.146938	31.11%	0
2018	19.236384	17.654508	-8.22%	0
2017	15.616811	19.236384	23.18%	0
2016	14.547198	15.616811	7.35%	0
2015	14.735588	14.547198	-1.28%	0
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.581541	19.677031	18.67%	0
2018	17.803844	16.581541	-6.87%	0
2017	15.753027	17.803844	13.02%	0
2016	14.760786	15.753027	6.72%	0
2015	14.924072	14.760786	-1.09%	0
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.403998	22.499691	22.25%	0
2018	20.843378	18.403998	-11.70%	0
2017	18.380144	20.843378	13.40%	0
2016	15.159365	18.380144	21.25%	0
2015	16.100312	15.159365	-5.84%	0
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.968452	20.935398	10.37%	0
2018	20.025528	18.968452	-5.28%	0
2017	19.078786	20.025528	4.96%	0
2016	16.431348	19.078786	16.11%	0
2015	17.315297	16.431348	-5.11%	0
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.824455	24.008776	21.11%	0
2018	22.976595	19.824455	-13.72%	0
2017	22.425533	22.976595	2.46%	0
2016	17.927386	22.425533	25.09%	0
2015	19.431136	17.927386	-7.74%	0
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.598511	24.533478	25.18%	0
2018	22.795556	19.598511	-14.02%	0
2017	20.290169	22.795556	12.35%	0
2016	16.201374	20.290169	25.24%	0
2015	17.593438	16.201374	-7.91%	0
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	18.159017	22.548534	24.17%	0
2018	20.492591	18.159017	-11.39%	0
2017	16.947750	20.492591	20.92%	0
2016	15.118769	16.947750	12.10%	0
2015	15.503067	15.118769	-2.48%	0
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.367169	25.625617	32.31%	0
2018	20.343062	19.367169	-4.80%	0
2017	15.825017	20.343062	28.55%	0
2016	14.731943	15.825017	7.42%	0
2015	14.134821	14.731943	4.22%	0
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	18.014989	24.340965	35.12%	0
2018	18.920773	18.014989	-4.79%	0
2017	15.038189	18.920773	25.82%	0
2016	14.882828	15.038189	1.04%	0
2015	14.345364	14.882828	3.75%	0
2014	13.389561	14.345364	7.14%	0
2013	9.670629	13.389561	38.46%	0
2012*	10.000000	9.670629	-3.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.711937	23.873822	34.79%	1,784
2018	18.653970	17.711937	-5.05%	2,593
2017	14.862857	18.653970	25.51%	1,440
2016	14.745481	14.862857	0.80%	1,224
2015	14.247788	14.745481	3.49%	1,436
2014	13.331810	14.247788	6.87%	2,711
2013	9.652441	13.331810	38.12%	3,603
2012*	10.000000	9.652441	-3.48%	1,972

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	20.501984	26.122976	27.42%	0
2018	22.904394	20.501984	-10.49%	0
2017	20.483154	22.904394	11.82%	0
2016	18.801492	20.483154	8.94%	0
2015	20.195144	18.801492	-6.90%	0
2014	18.900739	20.195144	6.85%	0
2013	14.801056	18.900739	27.70%	0
2012	13.155039	14.801056	12.51%	0
2011	13.322908	13.155039	-1.26%	0
2010	12.308511	13.322908	8.24%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.574640	17.332336	18.92%	0
2018	16.302112	14.574640	-10.60%	0
2017	14.860267	16.302112	9.70%	0
2016	13.064289	14.860267	13.75%	0
2015	13.533398	13.064289	-3.47%	0
2014	12.562785	13.533398	7.73%	0
2013	10.157394	12.562785	23.68%	0
2012	9.132525	10.157394	11.22%	0
2011*	10.000000	9.132525	-8.67%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.416031	16.303679	21.52%	0
2018	14.470032	13.416031	-7.28%	0
2017	12.954797	14.470032	11.70%	0
2016	12.849620	12.954797	0.82%	0
2015	13.201098	12.849620	-2.66%	0
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	22.381963	29.301183	30.91%	0
2018	22.452197	22.381963	-0.31%	0
2017	19.619065	22.452197	14.44%	0
2016	22.427110	19.619065	-12.52%	0
2015	22.003521	22.427110	1.93%	0
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	22.325258	28.359753	27.03%	0
2018	26.578377	22.325258	-16.00%	0
2017	21.869690	26.578377	21.53%	0
2016	22.235001	21.869690	-1.64%	0
2015	23.045092	22.235001	-3.52%	0
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.617727	16.822915	23.54%	925
2018	15.592761	13.617727	-12.67%	925
2017	13.764657	15.592761	13.28%	925
2016	12.310942	13.764657	11.81%	1,098
2015	13.017711	12.310942	-5.43%	191
2014	12.648421	13.017711	2.92%	191
2013	9.965432	12.648421	26.92%	826
2012*	10.000000	9.965432	-0.35%	346
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.921438	38.917173	34.56%	0
2018	31.053821	28.921438	-6.87%	0
2017	24.780451	31.053821	25.32%	0
2016	25.645438	24.780451	-3.37%	0
2015	25.068618	25.645438	2.30%	0
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	29.304541	40.349679	37.69%	133,878
2018	31.583651	29.304541	-7.22%	152,248
2017	24.820000	31.583651	27.25%	168,125
2016	24.547611	24.820000	1.11%	184,956
2015	23.306126	24.547611	5.33%	209,886
2014	22.299357	23.306126	4.51%	229,401
2013	16.597563	22.299357	34.35%	258,724
2012	14.426823	16.597563	15.05%	301,920
2011	14.443430	14.426823	-0.11%	348,037
2010	11.468790	14.443430	25.94%	374,002

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	22.168434	28.864665	30.21%	249,219
2018	25.845758	22.168434	-14.23%	277,335
2017	19.140728	25.845758	35.03%	307,397
2016	19.356705	19.140728	-1.12%	341,857
2015	18.848412	19.356705	2.70%	399,975
2014	18.649840	18.848412	1.06%	456,066
2013	14.827379	18.649840	25.78%	113,939
2012	12.376095	14.827379	19.81%	129,003
2011	13.658449	12.376095	-9.39%	149,012
2010	11.921033	13.658449	14.57%	173,620
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.264782	11.237268	9.47%	4,192
2018	10.868082	10.264782	-5.55%	8,252
2017	10.350488	10.868082	5.00%	5,952
2016	9.833433	10.350488	5.26%	6,590
2015	10.183059	9.833433	-3.43%	9,647
2014	10.022240	10.183059	1.60%	12,090
2013	10.157406	10.022240	-1.33%	6,102
2012*	10.000000	10.157406	1.57%	11,633
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.789174	11.110964	26.42%	3,791
2018	11.058728	8.789174	-20.52%	2,070
2017	8.851793	11.058728	24.93%	1,670
2016	9.209072	8.851793	-3.88%	365
2015	9.040141	9.209072	1.87%	1,860
2014*	10.000000	9.040141	-9.60%	302
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	26.480913	34.556604	30.50%	166,818
2018	29.099198	26.480913	-9.00%	188,466
2017	25.191776	29.099198	15.51%	218,877
2016	22.843182	25.191776	10.28%	239,286
2015	22.375891	22.843182	2.09%	261,357
2014	20.457971	22.375891	9.37%	287,085
2013	15.713605	20.457971	30.19%	317,317
2012	13.608873	15.713605	15.47%	344,666
2011	13.775808	13.608873	-1.21%	391,756
2010	12.008692	13.775808	14.72%	445,988

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.657208	23.312778	24.95%	13,060
2018	21.059208	18.657208	-11.41%	14,770
2017	18.671106	21.059208	12.79%	16,075
2016	16.007412	18.671106	16.64%	20,345
2015	17.217537	16.007412	-7.03%	25,493
2014	15.568754	17.217537	10.59%	27,626
2013	11.174456	15.568754	39.32%	30,509
2012	9.586203	11.174456	16.57%	27,574
2011	9.921909	9.586203	-3.38%	28,756
2010	8.137614	9.921909	21.93%	28,119
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.870637	33.533055	20.32%	20,643
2018	29.833714	27.870637	-6.58%	23,034
2017	25.529970	29.833714	16.86%	24,701
2016	26.520300	25.529970	-3.73%	26,306
2015	29.286860	26.520300	-9.45%	33,122
2014	31.290052	29.286860	-6.40%	40,741
2013	25.309292	31.290052	23.63%	44,309
2012	21.495425	25.309292	17.74%	46,231
2011	23.445457	21.495425	-8.32%	47,025
2010	21.835756	23.445457	7.37%	53,744
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.095712	30.865485	9.86%	11,927
2018	29.053283	28.095712	-3.30%	12,544
2017	27.564300	29.053283	5.40%	13,428
2016	24.011499	27.564300	14.80%	15,490
2015	25.994052	24.011499	-7.63%	15,210
2014	25.818009	25.994052	0.68%	24,821
2013	23.648612	25.818009	9.17%	23,309
2012	20.175574	23.648612	17.21%	12,763
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.272214	39.893854	36.29%	9,081
2018	29.647023	29.272214	-1.26%	8,291
2017	23.646176	29.647023	25.38%	2,962
2016	22.553302	23.646176	4.85%	2,784
2015	24.227587	22.553302	-6.91%	3,412
2014	22.732884	24.227587	6.58%	3,276
2013	17.707638	22.732884	28.38%	3,084
2012	15.783008	17.707638	12.19%	495
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.849545	10.634191	7.97%	9,878
2018	10.099758	9.849545	-2.48%	9,868
2017	9.890484	10.099758	2.12%	10,127
2016	9.792716	9.890484	1.00%	6,146
2015*	10.000000	9.792716	-2.07%	2,262

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	21.916010	29.632647	35.21%	311,526
2018	21.808836	21.916010	0.49%	348,028
2017	16.979697	21.808836	28.44%	386,487
2016	16.857910	16.979697	0.72%	415,556
2015	15.243046	16.857910	10.59%	470,728
2014	14.223755	15.243046	7.17%	510,953
2013	10.999236	14.223755	29.32%	569,500
2012	8.988590	10.999236	22.37%	647,924
2011	9.776182	8.988590	-8.06%	758,854
2010	9.292757	9.776182	5.20%	846,514
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.835622	18.365460	43.08%	218,661
2018	12.875349	12.835622	-0.31%	239,779
2017	8.992396	12.875349	43.18%	278,519
2016	7.994023	8.992396	12.49%	307,661
2015	7.731925	7.994023	3.39%	369,932
2014	7.156853	7.731925	8.04%	360,997
2013	5.350251	7.156853	33.77%	395,794
2012	4.545048	5.350251	17.72%	440,740
2011	5.036169	4.545048	-9.75%	136,735
2010	4.097605	5.036169	22.91%	154,345
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.498641	14.394718	25.19%	266,496
2018	13.715113	11.498641	-16.16%	286,169
2017	10.612152	13.715113	29.24%	323,104
2016	11.512917	10.612152	-7.82%	360,084
2015	12.777784	11.512917	-9.90%	397,186
2014	14.713550	12.777784	-13.16%	444,337
2013	13.031196	14.713550	12.91%	487,375
2012	11.653771	13.031196	11.82%	557,289
2011	17.432478	11.653771	-33.15%	151,417
2010	14.113259	17.432478	23.52%	178,219
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	27.559519	34.515574	25.24%	29,320
2018	31.641326	27.559519	-12.90%	30,420
2017	28.149820	31.641326	12.40%	34,042
2016	24.840435	28.149820	13.32%	36,100
2015	25.827966	24.840435	-3.82%	40,498
2014	22.710707	25.827966	13.73%	36,719
2013	17.374326	22.710707	30.71%	34,530
2012	14.608992	17.374326	18.93%	32,020
2011	14.473302	14.608992	0.94%	22,685
2010	11.865912	14.473302	21.97%	22,951

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.060611	10.575938	16.72%	9,228
2018	11.260975	9.060611	-19.54%	7,288
2017	8.916269	11.260975	26.30%	7,775
2016	7.471650	8.916269	19.33%	3,709
2015	9.459663	7.471650	-21.02%	2,824
2014*	10.000000	9.459663	-5.40%	865
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.015106	10.727081	7.11%	2,271
2018	10.242569	10.015106	-2.22%	353
2017	9.980990	10.242569	2.62%	353
2016*	10.000000	9.980990	-0.19%	195
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.439260	22.945895	39.58%	3,890
2018	16.930808	16.439260	-2.90%	7,027
2017	13.564122	16.930808	24.82%	1,876
2016	12.618186	13.564122	7.50%	3,775
2015	13.051490	12.618186	-3.32%	4,234
2014	14.280243	13.051490	-8.60%	3,290
2013	10.234937	14.280243	39.52%	12,676
2012*	10.000000	10.234937	2.35%	3,105
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	19.289951	24.681855	27.95%	40,460
2018	21.781432	19.289951	-11.44%	48,454
2017	18.786135	21.781432	15.94%	59,293
2016	16.711524	18.786135	12.41%	69,683
2015	17.073973	16.711524	-2.12%	73,510
2014	15.681467	17.073973	8.88%	78,082
2013	11.705286	15.681467	33.97%	91,714
2012	10.223967	11.705286	14.49%	98,986
2011	10.396378	10.223967	-1.66%	94,958
2010	9.461369	10.396378	9.88%	89,348
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.865340	8.65%	810
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.145077	22.526251	24.15%	23,693
2018	20.345127	18.145077	-10.81%	28,593
2017	16.236876	20.345127	25.30%	28,746
2016	15.825647	16.236876	2.60%	27,999
2015	15.065684	15.825647	5.04%	31,583
2014	15.077883	15.065684	-0.08%	31,286
2013	11.956778	15.077883	26.10%	24,596
2012	10.439213	11.956778	14.54%	18,843
2011	10.756923	10.439213	-2.95%	15,971
2010*	10.000000	10.756923	7.57%	1,632

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.866073	15.190219	9.55%	18,525
2018	14.127425	13.866073	-1.85%	15,676
2017	13.458330	14.127425	4.97%	14,490
2016	12.836884	13.458330	4.84%	18,837
2015	13.077949	12.836884	-1.84%	15,112
2014	12.272752	13.077949	6.56%	15,550
2013	12.461315	12.272752	-1.51%	11,221
2012	11.525043	12.461315	8.12%	10,805
2011	11.041085	11.525043	4.38%	10,457
2010	10.429972	11.041085	5.86%	11,455
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	46.531781	52.525514	12.88%	3,791
2018	50.615459	46.531781	-8.07%	3,965
2017	46.694507	50.615459	8.40%	4,174
2016	42.748180	46.694507	9.23%	4,758
2015	43.755548	42.748180	-2.30%	5,217
2014	43.027363	43.755548	1.69%	5,756
2013	47.725912	43.027363	-9.84%	6,780
2012	40.951512	47.725912	16.54%	7,997
2011	38.724157	40.951512	5.75%	10,308
2010	35.714045	38.724157	8.43%	13,256
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.461358	11.952803	26.33%	2,688
2018	10.397175	9.461358	-9.00%	2,688
2017	9.350193	10.397175	11.20%	4,134
2016	8.231434	9.350193	13.59%	4,206
2015*	10.000000	8.231434	-17.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	17.256272	20.078912	16.36%	0
2018	18.682127	17.256272	-7.63%	0
2017	16.285072	18.682127	14.72%	0
2016	15.611711	16.285072	4.31%	0
2015	16.880911	15.611711	-7.52%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.089660	22.162326	22.51%	3,375
2018	19.727274	18.089660	-8.30%	572
2017	16.989813	19.727274	16.11%	296
2016	15.490967	16.989813	9.68%	545
2015	16.889613	15.490967	-8.28%	1,523
2014	17.455016	16.889613	-3.24%	1,281
2013	13.392106	17.455016	30.34%	1,944
2012	11.053992	13.392106	21.15%	2,769
2011	11.290829	11.053992	-2.10%	3,788
2010*	10.000000	11.290829	12.91%	25

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.091977	20.396405	19.33%	70,596
2018	18.207291	17.091977	-6.13%	86,430
2017	15.914442	18.207291	14.41%	86,792
2016	14.777298	15.914442	7.70%	89,355
2015	14.811017	14.777298	-0.23%	96,689
2014	14.278344	14.811017	3.73%	117,424
2013	11.722228	14.278344	21.81%	109,133
2012	10.253438	11.722228	14.32%	98,710
2011	10.282176	10.253438	-0.28%	97,835
2010	9.290525	10.282176	10.67%	117,915
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.842928	12.751916	7.68%	30,861
2018	12.117623	11.842928	-2.27%	27,674
2017	11.882763	12.117623	1.98%	29,506
2016	11.716163	11.882763	1.42%	31,773
2015	11.885924	11.716163	-1.43%	38,822
2014	11.459768	11.885924	3.72%	55,898
2013	11.905379	11.459768	-3.74%	54,790
2012	11.480144	11.905379	3.70%	72,178
2011	10.990144	11.480144	4.46%	78,174
2010	10.494946	10.990144	4.72%	93,393
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.901149	25.169069	33.16%	31,701
2018	21.122267	18.901149	-10.52%	37,568
2017	16.323247	21.122267	29.40%	38,084
2016	16.490098	16.323247	-1.01%	38,340
2015	15.665392	16.490098	5.26%	37,683
2014	15.569850	15.665392	0.61%	45,844
2013	12.250255	15.569850	27.10%	50,414
2012	10.156210	12.250255	20.62%	57,027
2011	11.334491	10.156210	-10.40%	61,439
2010	10.307303	11.334491	9.97%	76,133
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.035194	27.077050	28.72%	72,984
2018	21.432803	21.035194	-1.86%	98,855
2017	16.974057	21.432803	26.27%	107,841
2016	15.751944	16.974057	7.76%	89,378
2015	14.980441	15.751944	5.15%	125,363
2014	14.030568	14.980441	6.77%	124,477
2013	10.956614	14.030568	28.06%	138,369
2012	9.446186	10.956614	15.99%	153,290
2011	10.030959	9.446186	-5.83%	171,865
2010	8.589921	10.030959	16.78%	175,640

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.339069	21.528020	24.16%	41,676
2018	17.942899	17.339069	-3.37%	41,951
2017	14.894334	17.942899	20.47%	42,674
2016	13.570176	14.894334	9.76%	46,677
2015	13.587356	13.570176	-0.13%	52,432
2014	12.476372	13.587356	8.90%	43,168
2013	9.496885	12.476372	31.37%	43,685
2012	8.211406	9.496885	15.65%	40,498
2011	8.500979	8.211406	-3.41%	38,086
2010	7.753245	8.500979	9.64%	39,057
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	20.023229	21.596772	7.86%	51,740
2018	20.754452	20.023229	-3.52%	54,109
2017	19.755058	20.754452	5.06%	56,154
2016	18.403075	19.755058	7.35%	58,228
2015	19.180985	18.403075	-4.06%	65,288
2014	18.688167	19.180985	2.64%	74,007
2013	19.130243	18.688167	-2.31%	82,169
2012	17.250057	19.130243	10.90%	103,188
2011	16.541368	17.250057	4.28%	106,320
2010	15.139348	16.541368	9.26%	126,050
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.122257	29.083991	25.78%	45,868
2018	25.235838	23.122257	-8.38%	49,942
2017	21.646026	25.235838	16.58%	51,443
2016	18.584062	21.646026	16.48%	56,744
2015	20.074243	18.584062	-7.42%	69,679
2014	18.611689	20.074243	7.86%	73,638
2013	13.887973	18.611689	34.01%	84,457
2012	11.866032	13.887973	17.04%	86,795
2011	12.295754	11.866032	-3.49%	96,162
2010	10.749552	12.295754	14.38%	100,845
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.684523	12.133977	13.57%	3,058
2018	11.815952	10.684523	-9.58%	3,058
2017	10.097675	11.815952	17.02%	0
2016*	10.000000	10.097675	0.98%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.101536	10.637606	5.31%	3,748
2018*	10.000000	10.101536	1.02%	1,418

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.746436	26.919855	13.36%	37,383
2018	24.779586	23.746436	-4.17%	42,937
2017	23.492362	24.779586	5.48%	49,027
2016	20.828388	23.492362	12.79%	77,182
2015	21.645744	20.828388	-3.78%	60,695
2014	21.363795	21.645744	1.32%	68,029
2013	20.195022	21.363795	5.79%	23,288
2012	17.843468	20.195022	13.18%	26,504
2011	17.395585	17.843468	2.57%	31,439
2010	15.559975	17.395585	11.80%	37,015
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.057956	21.584274	26.53%	111,583
2018	18.130336	17.057956	-5.91%	120,632
2017	14.697037	18.130336	23.36%	136,539
2016	13.093989	14.697037	12.24%	156,989
2015	13.397681	13.093989	-2.27%	190,812
2014	12.720883	13.397681	5.32%	206,967
2013	8.952411	12.720883	42.09%	243,131
2012	7.748625	8.952411	15.54%	258,633
2011	8.873553	7.748625	-12.68%	284,169
2010	7.768792	8.873553	14.22%	339,775
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.745644	16.129541	26.55%	185
2018	13.581413	12.745644	-6.15%	324
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.822709	23.446028	31.55%	95,671
2018	21.594322	17.822709	-17.47%	105,705
2017	17.377220	21.594322	24.27%	119,670
2016	17.968962	17.377220	-3.29%	127,522
2015	18.277013	17.968962	-1.69%	141,305
2014	18.687409	18.277013	-2.20%	154,362
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	25.351839	32.388269	27.76%	127,744
2018	25.662248	25.351839	-1.21%	141,706
2017	21.550201	25.662248	19.08%	154,927
2016	19.581125	21.550201	10.06%	172,932
2015	19.635288	19.581125	-0.28%	194,888
2014	17.721044	19.635288	10.80%	227,830
2013	13.681120	17.721044	29.53%	243,246
2012	12.124275	13.681120	12.84%	274,977
2011	12.206686	12.124275	-0.68%	310,996
2010	10.890161	12.206686	12.09%	354,386
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.024549	17.176260	22.47%	5,810
2018	15.904915	14.024549	-11.82%	5,549
2017	13.437156	15.904915	18.37%	5,427
2016	12.550261	13.437156	7.07%	8,158
2015	12.929453	12.550261	-2.93%	11,446
2014	12.523331	12.929453	3.24%	34,835
2013	9.789829	12.523331	27.92%	33,655
2012	8.530964	9.789829	14.76%	34,601
2011	9.222635	8.530964	-7.50%	36,013
2010	8.120150	9.222635	13.58%	33,807
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.428598	15.414028	14.79%	2,916
2018	14.496239	13.428598	-7.36%	10,757
2017	13.093838	14.496239	10.71%	22,392
2016	12.489561	13.093838	4.84%	21,611
2015	12.776593	12.489561	-2.25%	21,913
2014	12.398930	12.776593	3.05%	21,908
2013	10.945235	12.398930	13.28%	21,953
2012	9.975148	10.945235	9.73%	22,684
2011	10.233697	9.975148	-2.53%	24,984
2010	9.381701	10.233697	9.08%	42,599
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.973421	16.600079	18.80%	301
2018	15.400760	13.973421	-9.27%	373
2017	13.459874	15.400760	14.42%	447
2016	12.693535	13.459874	6.04%	523
2015	13.020707	12.693535	-2.51%	595
2014	12.587557	13.020707	3.44%	595
2013	10.507937	12.587557	19.79%	9,024
2012	9.359029	10.507937	12.28%	283
2011	9.810720	9.359029	-4.60%	2,910
2010	8.835230	9.810720	11.04%	6,920

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.346329	13.499783	9.34%	17,800
2018	12.831384	12.346329	-3.78%	16,365
2017	12.210420	12.831384	5.09%	22,357
2016	11.813376	12.210420	3.36%	24,272
2015	12.045260	11.813376	-1.93%	26,045
2014	11.797908	12.045260	2.10%	25,606
2013	11.379856	11.797908	3.67%	42,729
2012	10.714917	11.379856	6.21%	40,868
2011	10.693892	10.714917	0.20%	42,921
2010	10.134560	10.693892	5.52%	40,481
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.243680	12.647628	12.49%	0
2018	12.239267	11.243680	-8.13%	0
2017	10.793727	12.239267	13.39%	0
2016	10.349399	10.793727	4.29%	0
2015	10.945078	10.349399	-5.44%	0
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.538687	13.157601	14.03%	1,182
2018	12.568618	11.538687	-8.19%	3,669
2017	10.799512	12.568618	16.38%	1,181
2016	10.291004	10.799512	4.94%	1,497
2015	10.949995	10.291004	-6.02%	1,494
2014	10.971795	10.949995	-0.20%	403
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.758000	16.059256	16.73%	39,154
2018	14.988177	13.758000	-8.21%	40,961
2017	13.310368	14.988177	12.61%	51,372
2016	12.621042	13.310368	5.46%	58,695
2015	12.911961	12.621042	-2.25%	51,790
2014	12.497626	12.911961	3.32%	68,848
2013	10.737610	12.497626	16.39%	58,319
2012	9.671916	10.737610	11.02%	67,760
2011	10.022954	9.671916	-3.50%	50,162
2010	9.108906	10.022954	10.03%	23,826

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.971881	16.873047	20.76%	15,311
2018	15.627685	13.971881	-10.60%	13,590
2017	13.396338	15.627685	16.66%	12,575
2016	12.601942	13.396338	6.30%	15,290
2015	12.950251	12.601942	-2.69%	44,408
2014	12.535692	12.950251	3.31%	43,075
2013	10.209409	12.535692	22.79%	41,610
2012	9.018302	10.209409	13.21%	53,232
2011	9.574904	9.018302	-5.81%	69,937
2010	8.552690	9.574904	11.95%	65,812
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.170178	14.873077	12.93%	5,810
2018	13.997763	13.170178	-5.91%	5,936
2017	12.892788	13.997763	8.57%	10,769
2016	12.310589	12.892788	4.73%	10,975
2015	12.594251	12.310589	-2.25%	11,184
2014	12.247258	12.594251	2.83%	11,936
2013	11.143623	12.247258	9.90%	22,054
2012	10.249814	11.143623	8.72%	18,453
2011	10.402177	10.249814	-1.46%	21,174
2010	9.656186	10.402177	7.73%	12,688
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.322985	15.918100	11.14%	8,299
2018	17.195884	14.322985	-16.71%	9,537
2017	14.182225	17.195884	21.25%	11,662
2016	14.195691	14.182225	-0.09%	13,213
2015	14.951670	14.195691	-5.06%	13,002
2014	16.475527	14.951670	-9.25%	13,033
2013	13.885408	16.475527	18.65%	15,207
2012	11.754706	13.885408	18.13%	14,474
2011	13.585442	11.754706	-13.48%	16,934
2010	12.929827	13.585442	5.07%	24,412
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.104349	14.104980	7.64%	13,563
2018	13.320228	13.104349	-1.62%	7,502
2017	12.913780	13.320228	3.15%	11,049
2016	12.406906	12.913780	4.09%	12,157
2015	12.648693	12.406906	-1.91%	14,337
2014	12.186274	12.648693	3.79%	14,377
2013	12.574661	12.186274	-3.09%	14,751
2012	11.811888	12.574661	6.46%	23,053
2011	11.215326	11.811888	5.32%	33,507
2010	10.603308	11.215326	5.77%	18,869

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.481060	14.597099	8.28%	9,602
2018	13.846969	13.481060	-2.64%	9,085
2017	13.505943	13.846969	2.53%	11,097
2016	13.228253	13.505943	2.10%	10,833
2015	13.458526	13.228253	-1.71%	12,279
2014	12.987966	13.458526	3.62%	19,886
2013	13.420672	12.987966	-3.22%	23,517
2012	12.681415	13.420672	5.83%	24,454
2011	12.103098	12.681415	4.78%	22,464
2010	11.330708	12.103098	6.82%	12,557
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.442594	12.356602	18.33%	861
2018	11.768877	10.442594	-11.27%	1,082
2017	10.104293	11.768877	16.47%	819
2016	9.181186	10.104293	10.05%	0
2015*	10.000000	9.181186	-8.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.324991	11.987642	16.10%	0
2018	11.337503	10.324991	-8.93%	0
2017	10.080490	11.337503	12.47%	0
2016	9.380040	10.080490	7.47%	0
2015*	10.000000	9.380040	-6.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	21.723436	26.387520	21.47%	36,815
2018	26.626303	21.723436	-18.41%	40,078
2017	19.044616	26.626303	39.81%	53,001
2016	17.894432	19.044616	6.43%	46,522
2015	21.560674	17.894432	-17.00%	53,468
2014	23.094243	21.560674	-6.64%	59,038
2013	23.201731	23.094243	-0.46%	1,426
2012	20.034657	23.201731	15.81%	1,632
2011	26.122563	20.034657	-23.31%	1,679
2010	22.758326	26.122563	14.78%	2,067
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	16.618602	17.448725	5.00%	274,138
2018	16.829640	16.618602	-1.25%	298,291
2017	16.685706	16.829640	0.86%	325,121
2016	16.763486	16.685706	-0.46%	372,433
2015	16.985562	16.763486	-1.31%	427,529
2014	16.440683	16.985562	3.31%	474,448
2013	17.343752	16.440683	-5.21%	514,491
2012	17.034217	17.343752	1.82%	597,593
2011	16.074348	17.034217	5.97%	671,029
2010	15.527093	16.074348	3.52%	739,106

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.996526	11.058112	0.56%	438,239
2018	10.978147	10.996526	0.17%	454,045
2017	11.064492	10.978147	-0.78%	521,174
2016	11.197655	11.064492	-1.19%	531,951
2015	11.333659	11.197655	-1.20%	633,056
2014	11.471311	11.333659	-1.20%	637,015
2013	11.610641	11.471311	-1.20%	601,950
2012	11.752046	11.610641	-1.20%	676,471
2011	11.894382	11.752046	-1.20%	967,434
2010	12.038832	11.894382	-1.20%	931,992
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.157146	16.661777	17.69%	34,384
2018	16.766568	14.157146	-15.56%	37,487
2017	13.314400	16.766568	25.93%	46,161
2016	13.359592	13.314400	-0.34%	47,217
2015	13.948266	13.359592	-4.22%	53,625
2014	14.181278	13.948266	-1.64%	63,756
2013	12.181234	14.181278	16.42%	11,722
2012	10.664936	12.181234	14.22%	12,388
2011	11.962338	10.664936	-10.85%	14,508
2010	10.687119	11.962338	11.93%	1,245
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.023215	12.002548	19.75%	7,737
2018	11.814654	10.023215	-15.16%	7,008
2017	9.607990	11.814654	22.97%	11,328
2016	9.673775	9.607990	-0.68%	18,691
2015	9.929175	9.673775	-2.57%	17,485
2014	10.712643	9.929175	-7.31%	26,592
2013	8.960091	10.712643	19.56%	25,882
2012	7.671954	8.960091	16.79%	29,195
2011	8.909825	7.671954	-13.89%	29,850
2010	8.396757	8.909825	6.11%	26,456
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.871327	26.737108	22.25%	143,650
2018	24.289216	21.871327	-9.95%	153,891
2017	20.757836	24.289216	17.01%	164,897
2016	19.192205	20.757836	8.16%	180,378
2015	19.621159	19.192205	-2.19%	181,170
2014	18.916416	19.621159	3.73%	184,244
2013	15.046368	18.916416	25.72%	204,306
2012	13.139880	15.046368	14.51%	207,943
2011	13.843384	13.139880	-5.08%	228,928
2010	12.223295	13.843384	13.25%	258,935

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.708342	19.040344	13.96%	26,055
2018	17.774349	16.708342	-6.00%	33,254
2017	16.187812	17.774349	9.80%	34,006
2016	15.412504	16.187812	5.03%	32,640
2015	15.626845	15.412504	-1.37%	7,946
2014	15.123207	15.626845	3.33%	8,074
2013	13.495265	15.123207	12.06%	7,409
2012	12.487474	13.495265	8.07%	7,904
2011	12.527985	12.487474	-0.32%	7,281
2010	11.546847	12.527985	8.50%	7,626
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.573488	23.194826	18.50%	1,267
2018	21.183220	19.573488	-7.60%	3,562
2017	18.674385	21.183220	13.43%	1,939
2016	17.542888	18.674385	6.45%	982
2015	17.850910	17.542888	-1.73%	1,589
2014	17.172696	17.850910	3.95%	1,799
2013	14.545637	17.172696	18.06%	1,479
2012	13.116007	14.545637	10.90%	297
2011	13.400366	13.116007	-2.12%	606
2010	12.106579	13.400366	10.69%	575
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.846980	16.067188	8.22%	34,367
2018	15.304283	14.846980	-2.99%	33,121
2017	14.656761	15.304283	4.42%	52,460
2016	14.227679	14.656761	3.02%	59,554
2015	14.362461	14.227679	-0.94%	65,523
2014	13.992546	14.362461	2.64%	67,906
2013	13.509738	13.992546	3.57%	82,807
2012	13.001322	13.509738	3.91%	99,425
2011	12.784205	13.001322	1.70%	116,946
2010	12.219414	12.784205	4.62%	145,026
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.325841	12.644441	11.64%	0
2018	12.147526	11.325841	-6.76%	0
2017	10.781867	12.147526	12.67%	0
2016	10.323243	10.781867	4.44%	0
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.627795	13.240039	13.87%	4,342
2018	12.528304	11.627795	-7.19%	4,342
2017	10.841091	12.528304	15.56%	5,273
2016	10.259308	10.841091	5.67%	4,804
2015	10.811519	10.259308	-5.11%	5,313
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.045692	22.156256	16.33%	358,046
2018	20.439242	19.045692	-6.82%	384,925
2017	18.318773	20.439242	11.58%	413,546
2016	17.304614	18.318773	5.86%	457,239
2015	17.573602	17.304614	-1.53%	528,771
2014	16.910871	17.573602	3.92%	598,369
2013	14.676003	16.910871	15.23%	664,664
2012	13.405294	14.676003	9.48%	734,054
2011	13.573262	13.405294	-1.24%	806,209
2010	12.386263	13.573262	9.58%	899,064
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.896466	25.152278	20.37%	264,002
2018	22.922843	20.896466	-8.84%	286,745
2017	19.884082	22.922843	15.28%	314,384
2016	18.551498	19.884082	7.18%	340,580
2015	18.914861	18.551498	-1.92%	371,617
2014	18.240405	18.914861	3.70%	392,057
2013	15.086021	18.240405	20.91%	424,741
2012	13.422684	15.086021	12.39%	467,369
2011	13.880562	13.422684	-3.30%	546,807
2010	12.451067	13.880562	11.48%	619,876
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.196496	19.280941	12.12%	63,255
2018	18.081274	17.196496	-4.89%	69,744
2017	16.756774	18.081274	7.90%	81,271
2016	16.044730	16.756774	4.44%	89,017
2015	16.244570	16.044730	-1.23%	92,179
2014	15.697880	16.244570	3.48%	104,761
2013	14.379415	15.697880	9.17%	115,091
2012	13.471382	14.379415	6.74%	134,583
2011	13.359130	13.471382	0.84%	151,663
2010	12.460165	13.359130	7.21%	181,914
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.480691	4.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.781750	7.82%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.808818	24.256518	28.96%	56,993
2018	19.642954	18.808818	-4.25%	63,482
2017	15.268966	19.642954	28.65%	65,421
2016	15.122761	15.268966	0.97%	75,513
2015	14.798219	15.122761	2.19%	88,185
2014	13.562588	14.798219	9.11%	101,231
2013	10.187900	13.562588	33.12%	117,185
2012	8.862484	10.187900	14.96%	132,364
2011	9.238387	8.862484	-4.07%	153,282
2010	8.094976	9.238387	14.12%	174,095
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.255225	13.229662	17.54%	824
2018	11.969679	11.255225	-5.97%	824
2017	10.305697	11.969679	16.15%	967
2016	9.609192	10.305697	7.25%	1,454
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.631258	15.223066	20.52%	0
2018	13.123440	12.631258	-3.75%	3,385
2017	10.914355	13.123440	20.24%	0
2016	10.038220	10.914355	8.73%	0
2015	10.145777	10.038220	-1.06%	1,675
2014*	10.000000	10.145777	1.46%	1,311
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.871661	40.614896	35.96%	580,996
2018	30.626316	29.871661	-2.46%	656,834
2017	24.347317	30.626316	25.79%	736,134
2016	23.778499	24.347317	2.39%	844,734
2015	22.900968	23.778499	3.83%	925,016
2014	21.304365	22.900968	7.49%	1,062,117
2013	15.773594	21.304365	35.06%	1,175,696
2012	13.452045	15.773594	17.26%	1,328,082
2011	13.926167	13.452045	-3.40%	1,506,509
2010	12.955200	13.926167	7.49%	1,778,913
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.809133	31.118121	25.43%	246,823
2018	27.701890	24.809133	-10.44%	276,786
2017	25.799210	27.701890	7.37%	313,777
2016	21.680514	25.799210	19.00%	335,157
2015	22.923961	21.680514	-5.42%	386,030
2014	20.511545	22.923961	11.76%	434,995
2013	15.739785	20.511545	30.32%	490,282
2012	13.894150	15.739785	13.28%	550,151
2011	13.972200	13.894150	-0.56%	623,368
2010	12.463678	13.972200	12.10%	717,078

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	50.894254	63.181976	24.14%	93,629
2018	58.134004	50.894254	-12.45%	103,194
2017	50.819255	58.134004	14.39%	116,451
2016	42.759249	50.819255	18.85%	129,245
2015	44.403887	42.759249	-3.70%	147,132
2014	41.073881	44.403887	8.11%	167,330
2013	31.246287	41.073881	31.45%	188,472
2012	26.922495	31.246287	16.06%	208,078
2011	27.960209	26.922495	-3.71%	237,764
2010	22.424067	27.960209	24.69%	260,598
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.750174	10.075872	15.15%	14,866
2018	10.692056	8.750174	-18.16%	13,449
2017	8.803380	10.692056	21.45%	18,712
2016	8.467549	8.803380	3.97%	21,221
2015	9.032827	8.467549	-6.26%	22,013
2014*	10.000000	9.032827	-9.67%	31,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.946825	22.235681	23.90%	12,815
2018	20.546344	17.946825	-12.65%	14,421
2017	18.155792	20.546344	13.17%	17,341
2016	15.793467	18.155792	14.96%	24,938
2015	16.505402	15.793467	-4.31%	30,097
2014	15.115965	16.505402	9.19%	32,822
2013	11.296246	15.115965	33.81%	42,789
2012	9.705248	11.296246	16.39%	47,163
2011	10.431033	9.705248	-6.96%	55,138
2010*	10.000000	10.431033	4.31%	67,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.897975	18.413494	23.60%	609
2018	17.096196	14.897975	-12.86%	887
2017	15.130290	17.096196	12.99%	1,079
2016	13.196162	15.130290	14.66%	1,251
2015	13.831759	13.196162	-4.60%	1,404
2014	12.698969	13.831759	8.92%	2,468
2013	9.518933	12.698969	33.41%	2,468
2012	8.193456	9.518933	16.18%	2,427
2011	8.830785	8.193456	-7.22%	4,006
2010	7.927560	8.830785	11.39%	4,670

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.890925	23.114927	22.36%	154,083
2018	22.018238	18.890925	-14.20%	174,237
2017	19.575840	22.018238	12.48%	207,119
2016	16.848653	19.575840	16.19%	234,979
2015	17.560003	16.848653	-4.05%	292,729
2014	15.188249	17.560003	15.62%	329,887
2013	11.330294	15.188249	34.05%	366,609
2012	9.857019	11.330294	14.95%	403,598
2011	10.213593	9.857019	-3.49%	456,820
2010	8.641112	10.213593	18.20%	526,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	27.020779	36.230552	34.08%	61,056
2018	29.709790	27.020779	-9.05%	69,902
2017	24.070059	29.709790	23.43%	75,821
2016	22.493548	24.070059	7.01%	78,347
2015	22.595899	22.493548	-0.45%	90,696
2014	22.244920	22.595899	1.58%	105,120
2013	15.603980	22.244920	42.56%	119,475
2012	13.922999	15.603980	12.07%	134,642
2011	14.183713	13.922999	-1.84%	151,661
2010	11.443667	14.183713	23.94%	170,912
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	54.296438	63.837789	17.57%	78,703
2018	66.179336	54.296438	-17.96%	85,831
2017	61.414693	66.179336	7.76%	97,934
2016	49.358576	61.414693	24.43%	113,922
2015	53.159643	49.358576	-7.15%	125,089
2014	50.274961	53.159643	5.74%	142,463
2013	36.242979	50.274961	38.72%	157,198
2012	30.457117	36.242979	19.00%	174,378
2011	32.472819	30.457117	-6.21%	198,404
2010	25.960286	32.472819	25.09%	227,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	47.704108	59.220084	24.14%	76,278
2018	55.269724	47.704108	-13.69%	88,384
2017	49.290963	55.269724	12.13%	101,733
2016	40.614743	49.290963	21.36%	111,357
2015	41.791428	40.614743	-2.82%	124,968
2014	41.957017	41.791428	-0.39%	141,012
2013	30.137923	41.957017	39.22%	161,674
2012	26.410500	30.137923	14.11%	179,082
2011	28.304046	26.410500	-6.69%	194,983
2010	22.859607	28.304046	23.82%	222,876

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.942843	22.338027	24.50%	11,100
2018	19.278346	17.942843	-6.93%	11,642
2017	16.449236	19.278346	17.20%	13,191
2016	15.119595	16.449236	8.79%	15,565
2015	15.352951	15.119595	-1.52%	20,167
2014	14.049768	15.352951	9.28%	19,703
2013	10.247697	14.049768	37.10%	25,201
2012	9.302740	10.247697	10.16%	19,643
2011	9.724722	9.302740	-4.34%	23,983
2010	7.964638	9.724722	22.10%	28,390
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.394875	18.588679	29.13%	213,770
2018	15.165559	14.394875	-5.08%	237,109
2017	14.412827	15.165559	5.22%	254,608
2016	13.588828	14.412827	6.06%	282,398
2015	14.532431	13.588828	-6.49%	330,379
2014	11.412418	14.532431	27.34%	401,111
2013	11.209667	11.412418	1.81%	437,532
2012	9.799163	11.209667	14.39%	484,393
2011	9.312555	9.799163	5.23%	549,582
2010	7.240299	9.312555	28.62%	617,123
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.159754	20.889649	29.27%	33,773
2018	17.195088	16.159754	-6.02%	39,968
2017	14.356306	17.195088	19.77%	57,443
2016	13.043723	14.356306	10.06%	49,867
2015	13.078829	13.043723	-0.27%	39,916
2014	11.706766	13.078829	11.72%	16,719
2013*	10.000000	11.706766	17.07%	4,920
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.583168	10.883542	2.84%	11,346
2018	10.625255	10.583168	-0.40%	10,237
2017	10.586764	10.625255	0.36%	12,543
2016	10.454496	10.586764	1.27%	9,259
2015	10.617677	10.454496	-1.54%	13,237
2014	10.693812	10.617677	-0.71%	19,742
2013	10.812296	10.693812	-1.10%	34,076
2012	10.571451	10.812296	2.28%	38,699
2011	10.562393	10.571451	0.09%	47,802
2010	10.438093	10.562393	1.19%	62,739

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.408569	17.788908	23.46%	10,878
2018	16.450627	14.408569	-12.41%	11,876
2017	14.581999	16.450627	12.81%	12,337
2016	12.210246	14.581999	19.42%	14,880
2015	12.992859	12.210246	-6.02%	12,344
2014	12.578175	12.992859	3.30%	11,111
2013*	10.000000	12.578175	25.78%	3,223
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.901789	24.276125	35.61%	248,032
2018	19.453230	17.901789	-7.98%	281,003
2017	15.413457	19.453230	26.21%	324,862
2016	14.652782	15.413457	5.19%	361,870
2015	14.858251	14.652782	-1.38%	404,660
2014	14.455442	14.858251	2.79%	462,942
2013	10.530030	14.455442	37.28%	528,062
2012	9.275768	10.530030	13.52%	578,054
2011	9.802822	9.275768	-5.38%	673,715
2010	7.823609	9.802822	25.30%	765,352
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.203455	14.664374	30.89%	4,660
2018	12.136215	11.203455	-7.69%	7,407
2017	9.861034	12.136215	23.07%	7,224
2016	9.581718	9.861034	2.92%	6,685
2015*	10.000000	9.581718	-4.18%	7,267
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.578212	10.836586	2.44%	20,794
2018	10.599179	10.578212	-0.20%	19,606
2017	10.632799	10.599179	-0.32%	28,021
2016	10.631953	10.632799	0.01%	37,993
2015	10.741356	10.631953	-1.02%	38,977
2014	10.805900	10.741356	-0.60%	54,799
2013	10.870093	10.805900	-0.59%	42,540
2012	10.518068	10.870093	3.35%	34,715
2011	10.614801	10.518068	-0.91%	49,318
2010	10.204416	10.614801	4.02%	44,923
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.318608	30.246142	24.37%	15,451
2018	26.110714	24.318608	-6.86%	15,828
2017	22.314507	26.110714	17.01%	16,623
2016	20.557399	22.314507	8.55%	19,562
2015	20.904006	20.557399	-1.66%	23,842
2014	19.167918	20.904006	9.06%	28,262
2013	14.098972	19.167918	35.95%	30,506
2012	12.858771	14.098972	9.64%	25,601
2011	13.428283	12.858771	-4.24%	28,257
2010	11.062852	13.428283	21.38%	29,845

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.930791	12.067892	10.40%	12,209
2018	11.701663	10.930791	-6.59%	12,410
2017	10.445890	11.701663	12.02%	14,210
2016	9.363986	10.445890	11.55%	11,061
2015	10.436641	9.363986	-10.28%	13,329
2014	10.515568	10.436641	-0.75%	15,622
2013	10.631670	10.515568	-1.09%	13,913
2012*	10.000000	10.631670	6.32%	10,756
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.682749	12.101073	13.28%	5,000
2018	11.361450	10.682749	-5.97%	1,253
2017	10.474617	11.361450	8.47%	2,405
2016	9.364189	10.474617	11.86%	4,593
2015	9.707524	9.364189	-3.54%	3,220
2014*	10.000000	9.707524	-2.92%	3,114
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.578259	12.230648	5.63%	4,784
2018	12.217332	11.578259	-5.23%	10,331
2017	11.166609	12.217332	9.41%	5,290
2016	10.982981	11.166609	1.67%	7,609
2015	11.975670	10.982981	-8.29%	11,277
2014	12.084754	11.975670	-0.90%	14,864
2013	13.091230	12.084754	-7.69%	16,286
2012	12.591802	13.091230	3.97%	17,932
2011	11.754996	12.591802	7.12%	17,944
2010	10.878232	11.754996	8.06%	7,959
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.437350	11.743496	2.68%	32,354
2018	11.549646	11.437350	-0.97%	32,106
2017	11.544975	11.549646	0.04%	51,053
2016	11.534283	11.544975	0.09%	55,767
2015	11.650049	11.534283	-0.99%	59,501
2014	11.703976	11.650049	-0.46%	87,828
2013	11.873704	11.703976	-1.43%	108,694
2012	11.364804	11.873704	4.48%	133,753
2011	11.387689	11.364804	-0.20%	113,507
2010	10.957755	11.387689	3.92%	77,407

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.611684	14.582728	7.13%	0
2018	14.089734	13.611684	-3.39%	0
2017	13.756628	14.089734	2.42%	0
2016	13.236684	13.756628	3.93%	0
2015	13.769878	13.236684	-3.87%	0
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.251863	10.401941	1.46%	10,949
2018	10.231059	10.251863	0.20%	8,274
2017	10.121668	10.231059	1.08%	1,268
2016*	10.000000	10.121668	1.22%	132
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.762448	16.874449	7.05%	0
2018	16.040884	15.762448	-1.74%	0
2017	15.473643	16.040884	3.67%	0
2016	15.251458	15.473643	1.46%	0
2015	15.369764	15.251458	-0.77%	0
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.017641	11.783193	6.95%	26,722
2018	11.223467	11.017641	-1.83%	29,057
2017	10.837366	11.223467	3.56%	38,024
2016	10.692397	10.837366	1.36%	39,043
2015	10.786061	10.692397	-0.87%	41,534
2014	10.480302	10.786061	2.92%	46,992
2013	10.829940	10.480302	-3.23%	44,119
2012	10.010745	10.829940	8.18%	38,274
2011*	10.000000	10.010745	0.11%	17,815
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.834789	12.160838	23.65%	61
2018	12.307318	9.834789	-20.09%	61
2017	9.840664	12.307318	25.07%	61
2016*	10.000000	9.840664	-1.59%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.765254	15.077842	18.12%	0
2018	14.206167	12.765254	-10.14%	0
2017	13.669481	14.206167	3.93%	0
2016	11.556958	13.669481	18.28%	0
2015	13.361992	11.556958	-13.51%	0
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.279249	44.835147	27.09%	30,316
2018	35.406595	35.279249	-0.36%	38,986
2017	28.148846	35.406595	25.78%	44,854
2016	31.909083	28.148846	-11.78%	54,911
2015	28.715698	31.909083	11.12%	93,941
2014	22.148664	28.715698	29.65%	91,953
2013	14.894138	22.148664	48.71%	82,630
2012	11.508013	14.894138	29.42%	65,499
2011	10.551642	11.508013	9.06%	31,449
2010*	10.000000	10.551642	5.52%	4,660
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	52.881627	68.232534	29.03%	10,931
2018	69.958391	52.881627	-24.41%	11,365
2017	46.880198	69.958391	49.23%	12,128
2016	47.399393	46.880198	-1.10%	13,344
2015	55.780242	47.399393	-15.02%	16,852
2014	56.692978	55.780242	-1.61%	18,411
2013	51.224224	56.692978	10.68%	25,460
2012	39.941803	51.224224	28.25%	28,001
2011	54.437435	39.941803	-26.63%	13,894
2010	43.438941	54.437435	25.32%	14,782
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.330766	5.874887	10.21%	37,432
2018	7.538548	5.330766	-29.29%	36,121
2017	7.783289	7.538548	-3.14%	32,547
2016	5.492918	7.783289	41.70%	67,205
2015	8.376393	5.492918	-34.42%	37,508
2014	10.511920	8.376393	-20.32%	36,855
2013	9.646448	10.511920	8.97%	23,623
2012*	10.000000	9.646448	-3.54%	15,835

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	27.493140	30.387185	10.53%	5,373
2018	38.801028	27.493140	-29.14%	6,056
2017	39.949358	38.801028	-2.87%	7,302
2016	28.135256	39.949358	41.99%	8,785
2015	42.789066	28.135256	-34.25%	10,540
2014	53.536619	42.789066	-20.08%	12,688
2013	49.022812	53.536619	9.21%	16,046
2012	47.994516	49.022812	2.14%	18,860
2011	58.141223	47.994516	-17.45%	4,130
2010	45.534579	58.141223	27.69%	5,529
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	19.121587	24.254757	26.84%	506
2018	22.324933	19.121587	-14.35%	506
2017	17.868100	22.324933	24.94%	506
2016	17.406447	17.868100	2.65%	506
2015	18.184095	17.406447	-4.28%	506
2014	16.701491	18.184095	8.88%	506
2013	12.621879	16.701491	32.32%	506
2012	10.986968	12.621879	14.88%	842
2011	11.934977	10.986968	-7.94%	943
2010	10.752521	11.934977	11.00%	2,269
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.801815	8.02%	1,105
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.143875	37.176829	23.33%	7,488
2018	30.117807	30.143875	0.09%	16,227
2017	24.219747	30.117807	24.35%	10,711
2016	22.750669	24.219747	6.46%	11,338
2015	23.710466	22.750669	-4.05%	12,250
2014	24.457696	23.710466	-3.06%	12,765
2013	16.477775	24.457696	48.43%	12,377
2012	15.461387	16.477775	6.57%	11,468
2011	16.402783	15.461387	-5.74%	9,782
2010	13.095791	16.402783	25.25%	16,897

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.872911	13.511404	13.80%	0
2018	12.977556	11.872911	-8.51%	0
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	1,006
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.661440	8.835924	15.33%	0
2018*	10.000000	7.661440	-23.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.611376	32.692832	18.40%	469
2018	33.012246	27.611376	-16.36%	661
2017	29.622462	33.012246	11.44%	361
2016	24.037015	29.622462	23.24%	1,769
2015	25.810967	24.037015	-6.87%	361
2014	23.991408	25.810967	7.58%	787
2013	17.651726	23.991408	35.92%	2,511
2012	15.088886	17.651726	16.98%	1,167
2011	16.721219	15.088886	-9.76%	5,719
2010	13.376095	16.721219	25.01%	6,081
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.444388	14.458254	7.54%	19,710
2018	14.010421	13.444388	-4.04%	21,541
2017	13.684813	14.010421	2.38%	29,226
2016	13.275114	13.684813	3.09%	31,114
2015	13.783344	13.275114	-3.69%	31,155
2014	13.511959	13.783344	2.01%	31,510
2013	14.950729	13.511959	-9.62%	31,235
2012	14.099100	14.950729	6.04%	36,329
2011	12.776476	14.099100	10.35%	42,614
2010	12.308103	12.776476	3.81%	45,045
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	25.828934	31.614658	22.40%	13,765
2018	28.086594	25.828934	-8.04%	16,692
2017	23.605239	28.086594	18.98%	21,867
2016	21.063139	23.605239	12.07%	25,076
2015	22.600044	21.063139	-6.80%	30,064
2014	20.342590	22.600044	11.10%	39,264
2013	15.166971	20.342590	34.12%	40,872
2012	13.385756	15.166971	13.31%	48,641
2011	13.145746	13.385756	1.83%	53,352
2010	11.662225	13.145746	12.72%	64,295

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	17.035719	21.603943	26.82%	0
2018	20.350125	17.035719	-16.29%	0
2017	15.705701	20.350125	29.57%	0
2016	16.829317	15.705701	-6.68%	0
2015	16.914112	16.829317	-0.50%	0
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.472376	28.660368	27.54%	2,553
2018	26.109891	22.472376	-13.93%	3,720
2017	23.671271	26.109891	10.30%	4,413
2016	19.510839	23.671271	21.32%	6,495
2015	20.045018	19.510839	-2.66%	4,049
2014	17.435319	20.045018	14.97%	11,639
2013	13.569443	17.435319	28.49%	8,957
2012	11.812813	13.569443	14.87%	8,540
2011	12.045576	11.812813	-1.93%	15,519
2010	10.228588	12.045576	17.76%	12,744
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	35.329136	44.319099	25.45%	0
2018	39.382654	35.329136	-10.29%	0
2017	36.671875	39.382654	7.39%	0
2016	30.822335	36.671875	18.98%	0
2015	32.473873	30.822335	-5.09%	0
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.419797	11.818822	13.43%	800
2018	10.866287	10.419797	-4.11%	1,397
2017	10.276071	10.866287	5.74%	2,304
2016	9.223440	10.276071	11.41%	998
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.905899	10.676862	7.78%	3,610
2018	10.104882	9.905899	-1.97%	5,496
2017	9.914560	10.104882	1.92%	5,496
2016	9.798751	9.914560	1.18%	4,339
2015*	10.000000	9.798751	-2.01%	3,266

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.777207	14.823702	25.87%	3,606
2018	12.882530	11.777207	-8.58%	1,485
2017	11.198454	12.882530	15.04%	1,246
2016	9.770712	11.198454	14.61%	553
2015*	10.000000	9.770712	-2.29%	240
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.797136	18.369455	16.28%	7,752
2018	17.310125	15.797136	-8.74%	8,521
2017	15.415441	17.310125	12.29%	9,255
2016	15.037839	15.415441	2.51%	13,451
2015	15.382175	15.037839	-2.24%	16,032
2014	15.281611	15.382175	0.66%	16,312
2013	13.525237	15.281611	12.99%	16,243
2012	12.455436	13.525237	8.59%	23,171
2011	13.089237	12.455436	-4.84%	19,125
2010	12.076097	13.089237	8.39%	17,685
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.283577	13.354904	18.36%	1,268
2018	13.553128	11.283577	-16.75%	1,345
2017	11.929891	13.553128	13.61%	2,209
2016	10.486380	11.929891	13.77%	1,328
2015	10.893224	10.486380	-3.73%	1,229
2014*	10.000000	10.893224	8.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.947722	36.142444	20.69%	5,356
2018	33.319567	29.947722	-10.12%	18,142
2017	30.017046	33.319567	11.00%	21,090
2016	24.176142	30.017046	24.16%	9,192
2015	25.066101	24.176142	-3.55%	9,595
2014	24.146713	25.066101	3.81%	11,384
2013	17.377168	24.146713	38.96%	13,657
2012	15.204228	17.377168	14.29%	20,710
2011	15.310131	15.204228	-0.69%	23,229
2010	12.321501	15.310131	24.26%	24,601
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	27.327804	35.254679	29.01%	105,708
2018	29.020882	27.327804	-5.83%	121,855
2017	24.179103	29.020882	20.02%	144,808
2016	21.918355	24.179103	10.31%	165,707
2015	21.952767	21.918355	-0.16%	191,142
2014	19.599525	21.952767	12.01%	214,528
2013	15.032842	19.599525	30.38%	197,917
2012	13.153502	15.032842	14.29%	213,317
2011	13.074179	13.153502	0.61%	256,702
2010	11.528882	13.074179	13.40%	312,195

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	21.057908	27.939476	32.68%	12,700
2018	22.307955	21.057908	-5.60%	16,234
2017	19.586223	22.307955	13.90%	17,656
2016	17.969428	19.586223	9.00%	26,107
2015	18.797419	17.969428	-4.40%	33,097
2014	16.778230	18.797419	12.03%	44,355
2013	12.647026	16.778230	32.67%	45,581
2012	11.437824	12.647026	10.57%	50,349
2011	11.478851	11.437824	-0.36%	53,138
2010	10.124093	11.478851	13.38%	64,302
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	25.772717	34.561941	34.10%	15,373
2018	28.020852	25.772717	-8.02%	19,094
2017	22.283775	28.020852	25.75%	22,075
2016	20.912177	22.283775	6.56%	25,961
2015	21.712874	20.912177	-3.69%	31,505
2014	20.341736	21.712874	6.74%	33,820
2013	17.009549	20.341736	19.59%	34,531
2012	15.598402	17.009549	9.05%	52,904
2011	14.489599	15.598402	7.65%	45,624
2010	12.723920	14.489599	13.88%	43,051
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	18.604684	22.373287	20.26%	0
2018	23.283426	18.604684	-20.09%	0
2017	18.910216	23.283426	23.13%	0
2016	16.356645	18.910216	15.61%	0
2015	16.949619	16.356645	-3.50%	0
2014	16.894821	16.949619	0.32%	0
2013	11.517152	16.894821	46.69%	342
2012	9.673959	11.517152	19.05%	479
2011	11.370565	9.673959	-14.92%	450
2010	8.779560	11.370565	29.51%	382
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.679213	11.137480	15.07%	247
2018	10.210727	9.679213	-5.21%	0
2017*	10.000000	10.210727	2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.815044	17.423943	26.12%	1,636
2018	16.845179	13.815044	-17.99%	1,910
2017	15.263164	16.845179	10.36%	1,970
2016	11.790622	15.263164	29.45%	3,177
2015	12.764772	11.790622	-7.63%	1,790
2014	12.238726	12.764772	4.30%	2,144
2013*	10.000000	12.238726	22.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.511390	11.114776	5.74%	2,676
2018	10.654334	10.511390	-1.34%	8,591
2017	10.429782	10.654334	2.15%	5,121
2016	9.694221	10.429782	7.59%	6,923
2015	9.915306	9.694221	-2.23%	3,662
2014*	10.000000	9.915306	-0.85%	2,525
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	18.502911	19.997113	8.08%	50,789
2018	18.850185	18.502911	-1.84%	55,532
2017	18.347719	18.850185	2.74%	58,939
2016	17.894987	18.347719	2.53%	61,546
2015	18.165733	17.894987	-1.49%	72,809
2014	17.723414	18.165733	2.50%	88,036
2013	17.763915	17.723414	-0.23%	92,844
2012	16.395358	17.763915	8.35%	102,238
2011	16.233427	16.395358	1.00%	115,268
2010	15.150425	16.233427	7.15%	132,167
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.247849	10.522502	27.58%	119
2018*	10.000000	8.247849	-17.52%	121
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.437553	17.683587	14.55%	0
2018	16.303201	15.437553	-5.31%	0
2017	14.610876	16.303201	11.58%	0
2016	14.053637	14.610876	3.97%	0
2015	14.276053	14.053637	-1.56%	0
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	2,974
2012	11.218584	12.372536	10.29%	2,599
2011	11.392659	11.218584	-1.53%	2,599
2010	10.233376	11.392659	11.33%	3,929
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.563631	18.444273	18.51%	6,545
2018	16.763739	15.563631	-7.16%	3,044
2017	14.574748	16.763739	15.02%	3,044
2016	13.917749	14.574748	4.72%	3,044
2015	14.145760	13.917749	-1.61%	3,044
2014	13.686452	14.145760	3.36%	695
2013	11.952644	13.686452	14.51%	10,623
2012	10.693965	11.952644	11.77%	11,216
2011	10.952229	10.693965	-2.36%	16,872
2010	9.684552	10.952229	13.09%	19,025

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.115358	19.792792	22.82%	844
2018	17.717444	16.115358	-9.04%	988
2017	14.849704	17.717444	19.31%	988
2016	14.116734	14.849704	5.19%	988
2015	14.343602	14.116734	-1.58%	3,614
2014	13.851778	14.343602	3.55%	3,515
2013	11.545204	13.851778	19.98%	5,842
2012	10.124218	11.545204	14.04%	5,591
2011	10.536181	10.124218	-3.91%	4,823
2010	9.197845	10.536181	14.55%	6,050
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.294660	13.843164	22.56%	588
2018	11.970018	11.294660	-5.64%	603
2017	10.438774	11.970018	14.67%	0
2016*	10.000000	10.438774	4.39%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	38.218160	49.609580	29.81%	0
2018	41.389707	38.218160	-7.66%	0
2017	34.421098	41.389707	20.25%	0
2016	32.300056	34.421098	6.57%	0
2015	32.527464	32.300056	-0.70%	0
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.014329	10.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2019	7.836578	8.498869	8.45%	4,820
2018	10.549155	7.836578	-25.71%	3,945
2017	10.987238	10.549155	-3.99%	4,346
2016	8.333626	10.987238	31.84%	4,015
2015	10.648894	8.333626	-21.74%	4,242
2014	12.361897	10.648894	-13.86%	3,904
2013	10.083588	12.361897	22.59%	6,131
2012	9.749927	10.083588	3.42%	6,599
2011	10.414615	9.749927	-6.38%	10,443
2010	8.850802	10.414615	17.67%	16,597

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2019	12.894888	13.984671	8.45%	1,120
2018	17.358352	12.894888	-25.71%	1,129
2017	18.079209	17.358352	-3.99%	2,495
2016	13.712768	18.079209	31.84%	4,108
2015	17.522479	13.712768	-21.74%	3,875
2014	20.341203	17.522479	-13.86%	5,381
2013	16.592312	20.341203	22.59%	6,423
2012	16.043285	16.592312	3.42%	10,327
2011	17.137015	16.043285	-6.38%	13,939
2010	14.563801	17.137015	17.67%	15,381
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	25.696178	32.308648	25.73%	87,613
2018	28.409833	25.696178	-9.55%	81,151
2017	25.502906	28.409833	11.40%	94,985
2016	21.903475	25.502906	16.43%	103,681
2015	23.126290	21.903475	-5.29%	113,659
2014	21.555222	23.126290	7.29%	131,318
2013	17.051501	21.555222	26.41%	148,066
2012	14.735197	17.051501	15.72%	184,780
2011	14.794276	14.735197	-0.40%	214,494
2010	13.017361	14.794276	13.65%	243,676
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.632962	14.897114	28.06%	0
2018	12.973652	11.632962	-10.33%	0
2017	11.265944	12.973652	15.16%	0
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	26.569118	36.914976	38.94%	0
2018	23.950455	26.569118	10.93%	0
2017	18.045075	23.950455	32.73%	0
2016	18.227855	18.045075	-1.00%	0
2015	17.499367	18.227855	4.16%	0
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	29.442516	39.013557	32.51%	77,785
2018	29.899648	29.442516	-1.53%	84,487
2017	22.426919	29.899648	33.32%	97,447
2016	22.549120	22.426919	-0.54%	108,330
2015	21.330209	22.549120	5.71%	128,651
2014	19.426706	21.330209	9.80%	151,589
2013	14.443460	19.426706	34.50%	159,497
2012	12.769356	14.443460	13.11%	187,815
2011	12.912423	12.769356	-1.11%	208,670
2010	10.540147	12.912423	22.51%	248,831
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.733631	20.124767	13.48%	16,664
2018	18.630144	17.733631	-4.81%	17,596
2017	17.619455	18.630144	5.74%	19,477
2016	15.599814	17.619455	12.95%	29,660
2015	16.413764	15.599814	-4.96%	30,508
2014	16.444824	16.413764	-0.19%	18,516
2013	15.729084	16.444824	4.55%	21,574
2012	13.948535	15.729084	12.77%	24,563
2011	13.591116	13.948535	2.63%	32,404
2010	12.095392	13.591116	12.37%	45,444
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.789944	16.004399	8.21%	33,534
2018	15.073476	14.789944	-1.88%	38,787
2017	14.654384	15.073476	2.86%	43,732
2016	14.182995	14.654384	3.32%	45,922
2015	14.464613	14.182995	-1.95%	52,354
2014	13.850724	14.464613	4.43%	48,678
2013	14.296186	13.850724	-3.12%	46,722
2012	13.687953	14.296186	4.44%	53,506
2011	12.928768	13.687953	5.87%	53,486
2010	12.158698	12.928768	6.33%	64,804
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.976865	21.896962	21.81%	4,764
2018	21.328104	17.976865	-15.71%	6,708
2017	17.892817	21.328104	19.20%	8,041
2016	16.161144	17.892817	10.72%	9,729
2015	16.614914	16.161144	-2.73%	14,648
2014	15.843519	16.614914	4.87%	14,201
2013	11.791629	15.843519	34.36%	14,720
2012	10.406269	11.791629	13.31%	21,037
2011	11.802633	10.406269	-11.83%	57,027
2010	9.286425	11.802633	27.10%	86,287

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	17.664654	22.271243	26.08%	13,018
2018	21.018070	17.664654	-15.95%	14,789
2017	16.358771	21.018070	28.48%	16,180
2016	17.459471	16.358771	-6.30%	16,722
2015	17.084160	17.459471	2.20%	19,496
2014	18.837764	17.084160	-9.31%	3,472
2013	14.631535	18.837764	28.75%	3,856
2012	12.292184	14.631535	19.03%	5,637
2011	15.038362	12.292184	-18.26%	6,978
2010	13.477523	15.038362	11.58%	8,095
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.424899	11.442999	21.41%	402
2018	10.203512	9.424899	-7.63%	0
2017*	10.000000	10.203512	2.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.586582	29.952706	32.61%	2,857
2018	27.669575	22.586582	-18.37%	3,290
2017	23.503648	27.669575	17.72%	4,669
2016	21.739709	23.503648	8.11%	5,272
2015	22.708605	21.739709	-4.27%	5,396
2014	21.553598	22.708605	5.36%	6,968
2013	16.732169	21.553598	28.82%	8,589
2012	13.331454	16.732169	25.51%	9,988
2011	14.810348	13.331454	-9.99%	14,261
2010	11.860125	14.810348	24.88%	23,141
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.975453	15.357871	18.36%	1,426
2018	14.543938	12.975453	-10.78%	1,525
2017	13.152081	14.543938	10.58%	1,770
2016	11.767143	13.152081	11.77%	3,565
2015	12.705533	11.767143	-7.39%	3,845
2014	12.510067	12.705533	1.56%	4,332
2013	10.235367	12.510067	22.22%	2,848
2012	8.987230	10.235367	13.89%	6,718
2011	9.243283	8.987230	-2.77%	9,527
2010	8.489692	9.243283	8.88%	10,858
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.308713	18.691116	14.61%	10,987
2018	17.259147	16.308713	-5.51%	11,779
2017	15.935547	17.259147	8.31%	14,090
2016	14.152107	15.935547	12.60%	16,972
2015	15.418968	14.152107	-8.22%	20,810
2014	14.925220	15.418968	3.31%	24,387
2013	13.264831	14.925220	12.52%	23,853
2012	11.924398	13.264831	11.24%	27,858
2011	11.793823	11.924398	1.11%	34,224
2010	10.599753	11.793823	11.27%	40,244

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	27.359613	34.136253	24.77%	3,975
2018	31.803104	27.359613	-13.97%	16,579
2017	29.104411	31.803104	9.27%	16,976
2016	22.637907	29.104411	28.56%	5,251
2015	24.752989	22.637907	-8.54%	7,137
2014	24.924006	24.752989	-0.69%	8,110
2013	18.525896	24.924006	34.54%	8,516
2012	15.847002	18.525896	16.90%	11,375
2011	16.674194	15.847002	-4.96%	19,412
2010	13.168615	16.674194	26.62%	26,409
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.925413	12.418002	25.11%	4,471
2018	11.937317	9.925413	-16.85%	4,206
2017	8.609093	11.937317	38.66%	4,446
2016	7.423056	8.609093	15.98%	4,983
2015	9.349959	7.423056	-20.61%	5,210
2014*	10.000000	9.349959	-6.50%	6,185
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	16.395518	18.269011	11.43%	0
2018	19.596446	16.395518	-16.33%	0
2017	16.957578	19.596446	15.56%	0
2016	15.975127	16.957578	6.15%	0
2015	17.266594	15.975127	-7.48%	0
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2019	8.144689	9.050577	11.12%	0
2018	9.754712	8.144689	-16.51%	0
2017	8.464802	9.754712	15.24%	0
2016	7.997795	8.464802	5.84%	0
2015	8.661401	7.997795	-7.66%	0
2014*	10.000000	8.661401	-13.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2019	16.387636	18.210323	11.12%	604
2018	19.627107	16.387636	-16.51%	1,309
2017	17.031725	19.627107	15.24%	1,382
2016	16.092078	17.031725	5.84%	1,431
2015	17.427292	16.092078	-7.66%	1,871
2014	19.858524	17.427292	-12.24%	3,130

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.733612	9.805420	0.74%	6,432
2018	9.670112	9.733612	0.66%	7,109
2017	9.607179	9.670112	0.66%	14,646
2016	9.450748	9.607179	1.66%	13,528
2015	10.000913	9.450748	-5.50%	17,897
2014*	10.000000	10.000913	0.01%	20,034
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.903338	13.157635	10.54%	0
2018	12.601220	11.903338	-5.54%	0
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.408980	10.111043	7.46%	0
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.716864	10.076438	3.70%	107
2018	10.366617	9.716864	-6.27%	107
2017	10.125418	10.366617	2.38%	107
2016	10.303072	10.125418	-1.72%	107
2015	10.244085	10.303072	0.58%	107
2014	9.911900	10.244085	3.35%	444
2013*	10.000000	9.911900	-0.88%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.216663	15.844614	19.88%	0
2018	14.575604	13.216663	-9.32%	0
2017	12.827971	14.575604	13.62%	0
2016	11.768783	12.827971	9.00%	0
2015	11.997678	11.768783	-1.91%	0
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.542574	22.988537	31.04%	0
2018	19.124165	17.542574	-8.27%	0
2017	15.533547	19.124165	23.12%	0
2016	14.476943	15.533547	7.30%	0
2015	14.671854	14.476943	-1.33%	0
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.476427	19.542401	18.61%	0
2018	17.699999	16.476427	-6.91%	0
2017	15.669051	17.699999	12.96%	0
2016	14.689508	15.669051	6.67%	0
2015	14.859525	14.689508	-1.14%	0
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.287303	22.345715	22.19%	0
2018	20.721777	18.287303	-11.75%	0
2017	18.282138	20.721777	13.34%	0
2016	15.086136	18.282138	21.19%	0
2015	16.030649	15.086136	-5.89%	0
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.848251	20.792199	10.31%	0
2018	19.908751	18.848251	-5.33%	0
2017	18.977100	19.908751	4.91%	0
2016	16.352028	18.977100	16.05%	0
2015	17.240438	16.352028	-5.15%	0
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.698743	23.844461	21.05%	0
2018	22.842528	19.698743	-13.76%	0
2017	22.305948	22.842528	2.41%	0
2016	17.840784	22.305948	25.03%	0
2015	19.347066	17.840784	-7.79%	0
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.474253	24.365593	25.12%	0
2018	22.662579	19.474253	-14.07%	0
2017	20.181981	22.662579	12.29%	0
2016	16.123118	20.181981	25.17%	0
2015	17.517329	16.123118	-7.96%	0
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	18.043896	22.394240	24.11%	0
2018	20.373047	18.043896	-11.43%	0
2017	16.857386	20.373047	20.86%	0
2016	15.045756	16.857386	12.04%	0
2015	15.436018	15.045756	-2.53%	0
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.244380	25.450275	32.25%	0
2018	20.224381	19.244380	-4.85%	0
2017	15.740626	20.224381	28.49%	0
2016	14.660778	15.740626	7.37%	0
2015	14.073666	14.660778	4.17%	0
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.954189	24.246540	35.05%	1,784
2018	18.866526	17.954189	-4.84%	1,457
2017	15.002647	18.866526	25.75%	1,457
2016	14.855151	15.002647	0.99%	0
2015	14.325921	14.855151	3.69%	0
2014	13.378193	14.325921	7.08%	0
2013	9.667308	13.378193	38.39%	0
2012*	10.000000	9.667308	-3.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.652151	23.781205	34.72%	383
2018	18.600478	17.652151	-5.10%	0
2017	14.827716	18.600478	25.44%	0
2016	14.718047	14.827716	0.75%	0
2015	14.228486	14.718047	3.44%	0
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	1,862
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	20.325013	25.884386	27.35%	0
2018	22.718251	20.325013	-10.53%	0
2017	20.326931	22.718251	11.76%	0
2016	18.667515	20.326931	8.89%	0
2015	20.061398	18.667515	-6.95%	0
2014	18.785066	20.061398	6.79%	0
2013	14.717913	18.785066	27.63%	0
2012	13.087783	14.717913	12.46%	0
2011	13.261497	13.087783	-1.31%	0
2010	12.257965	13.261497	8.19%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.518131	17.256394	18.86%	1,467
2018	16.247179	14.518131	-10.64%	1,033
2017	14.817670	16.247179	9.65%	1,033
2016	13.033419	14.817670	13.69%	1,033
2015	13.508251	13.033419	-3.52%	1,033
2014	12.545800	13.508251	7.67%	1,033
2013	10.148784	12.545800	23.62%	1,033
2012	9.129416	10.148784	11.17%	1,860
2011*	10.000000	9.129416	-8.71%	1,860

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.330997	16.192141	21.46%	0
2018	14.385636	13.330997	-7.33%	0
2017	12.885737	14.385636	11.64%	0
2016	12.787560	12.885737	0.77%	0
2015	13.143994	12.787560	-2.71%	0
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	22.240047	29.100657	30.85%	0
2018	22.321201	22.240047	-0.36%	0
2017	19.514444	22.321201	14.38%	0
2016	22.318792	19.514444	-12.56%	0
2015	21.908348	22.318792	1.87%	0
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	22.137705	28.107270	26.97%	0
2018	26.368515	22.137705	-16.04%	0
2017	21.707954	26.368515	21.47%	0
2016	22.081703	21.707954	-1.69%	0
2015	22.897797	22.081703	-3.56%	0
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.571838	16.757747	23.47%	0
2018	15.548142	13.571838	-12.71%	0
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.625325	38.499241	34.49%	0
2018	30.751539	28.625325	-6.91%	0
2017	24.551617	30.751539	25.25%	0
2016	25.421447	24.551617	-3.42%	0
2015	24.862255	25.421447	2.25%	0
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	29.004458	39.916283	37.62%	44,674
2018	31.276166	29.004458	-7.26%	41,872
2017	24.590773	31.276166	27.19%	50,881
2016	24.333186	24.590773	1.06%	57,719
2015	23.114248	24.333186	5.27%	64,429
2014	22.126981	23.114248	4.46%	84,176
2013	16.477598	22.126981	34.29%	86,567
2012	14.329813	16.477598	14.99%	100,844
2011	14.353550	14.329813	-0.17%	111,728
2010	11.403177	14.353550	25.87%	125,749
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	21.959895	28.578671	30.14%	48,621
2018	25.615672	21.959895	-14.27%	51,935
2017	18.979895	25.615672	34.96%	65,033
2016	19.203753	18.979895	-1.17%	75,035
2015	18.708957	19.203753	2.64%	97,661
2014	18.521236	18.708957	1.01%	109,628
2013	14.732589	18.521236	25.72%	37,485
2012	12.303213	14.732589	19.75%	43,588
2011	13.584878	12.303213	-9.43%	50,759
2010	11.862818	13.584878	14.52%	63,726
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.232721	11.196513	9.42%	2,154
2018	10.839650	10.232721	-5.60%	3,914
2017	10.328614	10.839650	4.95%	4,871
2016	9.817613	10.328614	5.20%	6,390
2015	10.171827	9.817613	-3.48%	4,848
2014	10.016255	10.171827	1.55%	4,930
2013	10.156480	10.016255	-1.38%	5,719
2012*	10.000000	10.156480	1.56%	2,923

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.768422	11.079123	26.35%	456
2018	11.038242	8.768422	-20.56%	1,592
2017	8.839848	11.038242	24.87%	2,141
2016	9.201285	8.839848	-3.93%	1,592
2015	9.037071	9.201285	1.82%	1,110
2014*	10.000000	9.037071	-9.63%	1,110
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	26.209876	34.185614	30.43%	39,498
2018	28.816026	26.209876	-9.04%	43,729
2017	24.959206	28.816026	15.45%	47,666
2016	22.643712	24.959206	10.23%	52,733
2015	22.191743	22.643712	2.04%	58,710
2014	20.299880	22.191743	9.32%	61,726
2013	15.600062	20.299880	30.13%	75,211
2012	13.517400	15.600062	15.41%	78,802
2011	13.690128	13.517400	-1.26%	99,607
2010	11.940024	13.690128	14.66%	122,772
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.537903	23.151998	24.89%	778
2018	20.935211	18.537903	-11.45%	1,369
2017	18.570536	20.935211	12.73%	1,689
2016	15.929234	18.570536	16.58%	2,056
2015	17.142120	15.929234	-7.08%	3,442
2014	15.508413	17.142120	10.53%	4,296
2013	11.136771	15.508413	39.25%	7,700
2012	9.558713	11.136771	16.51%	9,712
2011	9.898460	9.558713	-3.43%	26,690
2010	8.122488	9.898460	21.86%	27,379
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.616857	33.210907	20.26%	827
2018	29.577118	27.616857	-6.63%	854
2017	25.323163	29.577118	16.80%	985
2016	26.318756	25.323163	-3.78%	2,500
2015	29.079007	26.318756	-9.49%	2,667
2014	31.083721	29.079007	-6.45%	4,186
2013	25.155125	31.083721	23.57%	4,823
2012	21.375327	25.155125	17.68%	4,839
2011	23.326248	21.375327	-8.36%	5,344
2010	21.735727	23.326248	7.32%	23,233

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.839816	30.568888	9.80%	545
2018	28.803320	27.839816	-3.35%	1,956
2017	27.340933	28.803320	5.35%	2,560
2016	23.828947	27.340933	14.74%	2,657
2015	25.809483	23.828947	-7.67%	4,354
2014	25.647679	25.809483	0.63%	5,486
2013	23.504483	25.647679	9.12%	5,549
2012	20.062784	23.504483	17.15%	3,890
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.071570	39.600367	36.22%	1,418
2018	29.458823	29.071570	-1.31%	1,719
2017	23.507922	29.458823	25.31%	861
2016	22.432763	23.507922	4.79%	861
2015	24.110318	22.432763	-6.96%	866
2014	22.634322	24.110318	6.52%	528
2013	17.639780	22.634322	28.31%	595
2012	15.730501	17.639780	12.14%	433
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.831271	10.609084	7.91%	0
2018	10.086152	9.831271	-2.53%	0
2017	9.882141	10.086152	2.06%	0
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	21.707105	29.335334	35.14%	65,919
2018	21.611950	21.707105	0.44%	72,614
2017	16.834894	21.611950	28.38%	87,691
2016	16.722585	16.834894	0.67%	92,935
2015	15.128346	16.722585	10.54%	112,480
2014	14.123878	15.128346	7.11%	138,512
2013	10.927524	14.123878	29.25%	147,179
2012	8.934517	10.927524	22.31%	172,052
2011	9.722280	8.934517	-8.10%	188,930
2010	9.246199	9.722280	5.15%	238,312
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.713188	18.181079	43.01%	74,964
2018	12.759026	12.713188	-0.36%	79,065
2017	8.915641	12.759026	43.11%	87,630
2016	7.929785	8.915641	12.43%	96,967
2015	7.673668	7.929785	3.34%	113,556
2014	7.106516	7.673668	7.98%	124,001
2013	5.315315	7.106516	33.70%	138,363
2012	4.517653	5.315315	17.66%	151,860
2011	5.008333	4.517653	-9.80%	63,235
2010	4.077032	5.008333	22.84%	72,394

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.389022	14.250280	25.12%	66,170
2018	13.591287	11.389022	-16.20%	78,255
2017	10.521649	13.591287	29.17%	89,416
2016	11.420503	10.521649	-7.87%	100,836
2015	12.681636	11.420503	-9.94%	112,063
2014	14.610236	12.681636	-13.20%	119,671
2013	12.946237	14.610236	12.85%	126,801
2012	11.583679	12.946237	11.76%	145,022
2011	17.336409	11.583679	-33.18%	53,097
2010	14.042580	17.336409	23.46%	66,101
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	27.355743	34.243037	25.18%	9,000
2018	31.423374	27.355743	-12.94%	8,937
2017	27.970024	31.423374	12.35%	10,190
2016	24.694230	27.970024	13.27%	10,889
2015	25.688942	24.694230	-3.87%	11,118
2014	22.599898	25.688942	13.67%	12,509
2013	17.298299	22.599898	30.65%	13,324
2012	14.552443	17.298299	18.87%	12,838
2011	14.424564	14.552443	0.89%	11,667
2010	11.831936	14.424564	21.91%	13,035
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.039217	10.545624	16.67%	397
2018	11.240118	9.039217	-19.58%	411
2017	8.904239	11.240118	26.23%	1,181
2016	7.465339	8.904239	19.27%	650
2015	9.456461	7.465339	-21.06%	0
2014*	10.000000	9.456461	-5.44%	1,227
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.001606	10.707197	7.05%	143
2018	10.233969	10.001606	-2.27%	0
2017	9.977646	10.233969	2.57%	0
2016*	10.000000	9.977646	-0.22%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.383852	22.856988	39.51%	14,317
2018	16.882342	16.383852	-2.95%	797
2017	13.532126	16.882342	24.76%	175
2016	12.594771	13.532126	7.44%	188
2015	13.033871	12.594771	-3.37%	203
2014	14.268194	13.033871	-8.65%	402
2013	10.231480	14.268194	39.45%	706
2012*	10.000000	10.231480	2.31%	4,278

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	26.414418	33.780656	27.89%	9,240
2018	29.841284	26.414418	-11.48%	10,415
2017	25.750615	29.841284	15.89%	12,231
2016	22.918451	25.750615	12.36%	13,797
2015	23.427382	22.918451	-2.17%	11,001
2014	21.527618	23.427382	8.82%	11,782
2013	16.077205	21.527618	33.90%	17,853
2012	14.049748	16.077205	14.43%	14,611
2011	14.293898	14.049748	-1.71%	17,678
2010	13.014934	14.293898	9.83%	24,137
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.861658	8.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.065696	22.416370	24.08%	4,474
2018	20.266444	18.065696	-10.86%	5,672
2017	16.182242	20.266444	25.24%	8,299
2016	15.780344	16.182242	2.55%	8,487
2015	15.030159	15.780344	4.99%	6,878
2014	15.049946	15.030159	-0.13%	9,679
2013	11.940664	15.049946	26.04%	9,022
2012	10.430445	11.940664	14.48%	4,921
2011	10.753310	10.430445	-3.00%	1,965
2010*	10.000000	10.753310	7.53%	79
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.777506	15.085557	9.49%	1,476
2018	14.044326	13.777506	-1.90%	1,525
2017	13.385920	14.044326	4.92%	4,562
2016	12.774269	13.385920	4.79%	4,634
2015	13.020750	12.774269	-1.89%	4,696
2014	12.225259	13.020750	6.51%	4,106
2013	12.419364	12.225259	-1.56%	144
2012	11.492067	12.419364	8.07%	1,598
2011	11.015043	11.492067	4.33%	7,353
2010	10.410626	11.015043	5.81%	11,766
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	46.055450	51.961529	12.82%	891
2018	50.122841	46.055450	-8.11%	946
2017	46.263388	50.122841	8.34%	990
2016	42.374863	46.263388	9.18%	1,123
2015	43.395401	42.374863	-2.35%	1,148
2014	42.694833	43.395401	1.64%	1,211
2013	47.381061	42.694833	-9.89%	1,547
2012	40.676240	47.381061	16.48%	2,009
2011	38.483287	40.676240	5.70%	2,558
2010	35.509855	38.483287	8.37%	3,144

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.443809	11.924602	26.27%	2,004
2018	10.383174	9.443809	-9.05%	1,915
2017	9.342310	10.383174	11.14%	1,948
2016	8.228643	9.342310	13.53%	2,005
2015*	10.000000	8.228643	-17.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	17.111223	19.900055	16.30%	0
2018	18.534535	17.111223	-7.68%	0
2017	16.164575	18.534535	14.66%	0
2016	15.504019	16.164575	4.26%	0
2015	16.772964	15.504019	-7.57%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.015030	22.059722	22.45%	0
2018	19.655909	18.015030	-8.35%	0
2017	16.936896	19.655909	16.05%	0
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	0
2014	17.427067	16.854032	-3.29%	111
2013	13.377434	17.427067	30.27%	106
2012	11.047488	13.377434	21.09%	138
2011	11.289892	11.047488	-2.15%	1,092
2010*	10.000000	11.289892	12.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.982646	20.255676	19.27%	18,837
2018	18.100041	16.982646	-6.17%	20,960
2017	15.828675	18.100041	14.35%	29,552
2016	14.705080	15.828675	7.64%	26,325
2015	14.746106	14.705080	-0.28%	25,998
2014	14.222958	14.746106	3.68%	22,054
2013	11.682668	14.222958	21.74%	31,611
2012	10.224031	11.682668	14.27%	26,418
2011	10.257868	10.224031	-0.33%	30,094
2010	9.273251	10.257868	10.62%	31,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.767250	12.664015	7.62%	3,632
2018	12.046327	11.767250	-2.32%	4,535
2017	11.818807	12.046327	1.93%	7,561
2016	11.658989	11.818807	1.37%	7,651
2015	11.833908	11.658989	-1.48%	8,354
2014	11.415393	11.833908	3.67%	7,614
2013	11.865284	11.415393	-3.79%	7,824
2012	11.447284	11.865284	3.65%	8,857
2011	10.964216	11.447284	4.41%	14,961
2010	10.475482	10.964216	4.67%	19,823

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.780289	24.995472	33.09%	9,869
2018	20.997902	18.780289	-10.56%	12,583
2017	16.235323	20.997902	29.33%	15,199
2016	16.409556	16.235323	-1.06%	15,421
2015	15.596771	16.409556	5.21%	18,709
2014	15.509504	15.596771	0.56%	20,430
2013	12.208952	15.509504	27.03%	28,944
2012	10.127105	12.208952	20.56%	25,330
2011	11.307734	10.127105	-10.44%	30,383
2010	10.288170	11.307734	9.91%	42,011
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.900653	26.890251	28.66%	7,547
2018	21.306564	20.900653	-1.91%	10,604
2017	16.882600	21.306564	26.20%	11,941
2016	15.674978	16.882600	7.70%	14,346
2015	14.914799	15.674978	5.10%	22,410
2014	13.976162	14.914799	6.72%	28,955
2013	10.919651	13.976162	27.99%	29,739
2012	9.419098	10.919651	15.93%	35,968
2011	10.007247	9.419098	-5.88%	34,659
2010	8.573945	10.007247	16.72%	52,973
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.236957	21.390402	24.10%	11,270
2018	17.846319	17.236957	-3.41%	11,803
2017	14.821641	17.846319	20.41%	11,531
2016	13.510758	14.821641	9.70%	19,768
2015	13.534704	13.510758	-0.18%	18,051
2014	12.434315	13.534704	8.85%	17,023
2013	9.469669	12.434315	31.31%	22,512
2012	8.192020	9.469669	15.60%	16,197
2011	8.485198	8.192020	-3.46%	7,853
2010	7.742763	8.485198	9.59%	7,100
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	19.818272	21.364886	7.80%	12,655
2018	20.552466	19.818272	-3.57%	13,676
2017	19.572672	20.552466	5.01%	15,132
2016	18.242369	19.572672	7.29%	16,803
2015	19.023112	18.242369	-4.10%	17,320
2014	18.543732	19.023112	2.59%	23,718
2013	18.992008	18.543732	-2.36%	25,905
2012	17.134094	18.992008	10.84%	29,294
2011	16.438470	17.134094	4.23%	29,767
2010	15.052787	16.438470	9.21%	60,921

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	22.885484	28.771622	25.72%	7,274
2018	24.990150	22.885484	-8.42%	9,895
2017	21.446104	24.990150	16.53%	11,993
2016	18.421715	21.446104	16.42%	12,551
2015	19.908964	18.421715	-7.47%	16,519
2014	18.467794	19.908964	7.80%	22,957
2013	13.787567	18.467794	33.95%	20,583
2012	11.786225	13.787567	16.98%	18,915
2011	12.219243	11.786225	-3.54%	26,361
2010	10.688060	12.219243	14.33%	29,685
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.670122	12.111478	13.51%	0
2018	11.806034	10.670122	-9.62%	0
2017	10.094294	11.806034	16.96%	0
2016*	10.000000	10.094294	0.94%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.098122	10.628632	5.25%	0
2018*	10.000000	10.098122	0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.503270	26.630713	13.31%	18,597
2018	24.538337	23.503270	-4.22%	22,834
2017	23.275390	24.538337	5.43%	28,444
2016	20.646433	23.275390	12.73%	32,573
2015	21.467512	20.646433	-3.82%	35,188
2014	21.198613	21.467512	1.27%	40,755
2013	20.049030	21.198613	5.73%	10,938
2012	17.723460	20.049030	13.12%	14,322
2011	17.287312	17.723460	2.52%	18,466
2010	15.470945	17.287312	11.74%	21,709
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.966115	21.457213	26.47%	17,279
2018	18.041900	16.966115	-5.96%	19,736
2017	14.632721	18.041900	23.30%	23,162
2016	13.043254	14.632721	12.19%	26,335
2015	13.352528	13.043254	-2.32%	38,847
2014	12.684429	13.352528	5.27%	47,299
2013	8.931281	12.684429	42.02%	57,175
2012	7.734260	8.931281	15.48%	69,212
2011	8.861580	7.734260	-12.72%	98,180
2010	7.762224	8.861580	14.16%	123,383
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.728489	16.099683	26.49%	0
2018	13.570029	12.728489	-6.20%	0
2017	11.014189	13.570029	23.20%	0
2016*	10.000000	11.014189	10.14%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.735731	23.319804	31.48%	25,679
2018	21.499887	17.735731	-17.51%	27,203
2017	17.309957	21.499887	24.21%	29,176
2016	17.908462	17.309957	-3.34%	33,480
2015	18.224700	17.908462	-1.74%	36,980
2014	18.643348	18.224700	-2.25%	38,496
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	25.092102	32.040221	27.69%	36,098
2018	25.412272	25.092102	-1.26%	39,891
2017	21.351048	25.412272	19.02%	45,181
2016	19.409969	21.351048	10.00%	49,637
2015	19.473511	19.409969	-0.33%	55,877
2014	17.583937	19.473511	10.75%	62,808
2013	13.582138	17.583937	29.46%	69,689
2012	12.042666	13.582138	12.78%	79,546
2011	12.130640	12.042666	-0.73%	92,975
2010	10.827787	12.130640	12.03%	114,422
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.949029	17.075130	22.41%	0
2018	15.827321	13.949029	-11.87%	0
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	11,213
2014	12.487438	12.885875	3.19%	11,213
2013	9.766700	12.487438	27.86%	11,213
2012	8.515135	9.766700	14.70%	11,213
2011	9.210181	8.515135	-7.55%	11,213
2010	8.113295	9.210181	13.52%	11,213
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.356334	15.323325	14.73%	35,995
2018	14.425574	13.356334	-7.41%	36,601
2017	13.036575	14.425574	10.65%	29,921
2016	12.441203	13.036575	4.79%	21,164
2015	12.733574	12.441203	-2.30%	26,499
2014	12.363447	12.733574	2.99%	33,722
2013	10.919428	12.363447	13.22%	34,001
2012	9.956667	10.919428	9.67%	35,637
2011	10.219895	9.956667	-2.58%	35,637
2010	9.373787	10.219895	9.03%	54,087

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.898167	16.502322	18.74%	32,482
2018	15.325623	13.898167	-9.31%	32,613
2017	13.400962	15.325623	14.36%	32,325
2016	12.644349	13.400962	5.98%	25,028
2015	12.976824	12.644349	-2.56%	37,411
2014	12.551484	12.976824	3.39%	37,146
2013	10.483128	12.551484	19.73%	37,565
2012	9.341674	10.483128	12.22%	42,338
2011	9.797479	9.341674	-4.65%	31,835
2010	8.827775	9.797479	10.98%	1,378
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.279880	13.420329	9.29%	31,778
2018	12.768814	12.279880	-3.83%	30,558
2017	12.157004	12.768814	5.03%	30,948
2016	11.767640	12.157004	3.31%	32,016
2015	12.004692	11.767640	-1.97%	33,505
2014	11.764140	12.004692	2.04%	58,413
2013	11.353027	11.764140	3.62%	68,354
2012	10.695079	11.353027	6.15%	85,056
2011	10.679483	10.695079	0.15%	58,892
2010	10.126015	10.679483	5.47%	12,829
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.211489	12.605033	12.43%	0
2018	12.210446	11.211489	-8.18%	0
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.505640	13.113284	13.97%	849
2018	12.538999	11.505640	-8.24%	888
2017	10.779491	12.538999	16.32%	1,085
2016	10.277121	10.779491	4.89%	1,133
2015	10.940757	10.277121	-6.07%	1,183
2014	10.968090	10.940757	-0.25%	1,240
2013*	10.000000	10.968090	9.68%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.683889	15.964682	16.67%	57,237
2018	14.915027	13.683889	-8.25%	59,890
2017	13.252104	14.915027	12.55%	59,205
2016	12.572145	13.252104	5.41%	53,174
2015	12.868444	12.572145	-2.30%	65,743
2014	12.461811	12.868444	3.26%	86,150
2013	10.712256	12.461811	16.33%	73,710
2012	9.653974	10.712256	10.96%	60,569
2011	10.009410	9.653974	-3.55%	61,134
2010	9.101202	10.009410	9.98%	18,051
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.896593	16.773629	20.70%	7,046
2018	15.551399	13.896593	-10.64%	10,521
2017	13.337667	15.551399	16.60%	27,335
2016	12.553092	13.337667	6.25%	28,031
2015	12.906591	12.553092	-2.74%	34,316
2014	12.499753	12.906591	3.25%	34,316
2013	10.185291	12.499753	22.72%	34,316
2012	9.001558	10.185291	13.15%	34,435
2011	9.561977	9.001558	-5.86%	34,316
2010	8.545465	9.561977	11.90%	23,590
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.099262	14.785503	12.87%	4,480
2018	13.929486	13.099262	-5.96%	4,480
2017	12.836374	13.929486	8.52%	4,480
2016	12.262919	12.836374	4.68%	13,484
2015	12.551838	12.262919	-2.30%	13,484
2014	12.212196	12.551838	2.78%	16,412
2013	11.117335	12.212196	9.85%	17,006
2012	10.230827	11.117335	8.67%	19,788
2011	10.388154	10.230827	-1.51%	20,331
2010	9.648048	10.388154	7.67%	32,390
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.253069	15.832381	11.08%	4,320
2018	17.120678	14.253069	-16.75%	4,516
2017	14.127324	17.120678	21.19%	5,123
2016	14.147870	14.127324	-0.15%	5,574
2015	14.908856	14.147870	-5.10%	6,815
2014	16.436669	14.908856	-9.30%	6,834
2013	13.859670	16.436669	18.59%	7,276
2012	11.738872	13.859670	18.07%	8,884
2011	13.574005	11.738872	-13.52%	10,112
2010	12.925473	13.574005	5.02%	14,822

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.033764	14.021915	7.58%	6,285
2018	13.255223	13.033764	-1.67%	3,755
2017	12.857247	13.255223	3.10%	4,078
2016	12.358829	12.857247	4.03%	4,837
2015	12.606058	12.358829	-1.96%	5,950
2014	12.151350	12.606058	3.74%	6,503
2013	12.544963	12.151350	-3.14%	6,404
2012	11.789974	12.544963	6.40%	6,945
2011	11.200187	11.789974	5.27%	8,001
2010	10.594362	11.200187	5.72%	11,397
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.408466	14.511157	8.22%	0
2018	13.779404	13.408466	-2.69%	2,315
2017	13.446822	13.779404	2.47%	4,057
2016	13.177005	13.446822	2.05%	4,149
2015	13.413184	13.177005	-1.76%	4,145
2014	12.950768	13.413184	3.57%	2,036
2013	13.389013	12.950768	-3.27%	2,137
2012	12.657925	13.389013	5.78%	3,764
2011	12.086780	12.657925	4.73%	2,023
2010	11.321157	12.086780	6.76%	884
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.423201	12.327408	18.27%	409
2018	11.753006	10.423201	-11.31%	628
2017	10.095765	11.753006	16.42%	390
2016	9.178071	10.095765	10.00%	0
2015*	10.000000	9.178071	-8.22%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.305827	11.959333	16.04%	0
2018	11.322223	10.305827	-8.98%	362
2017	10.071983	11.322223	12.41%	362
2016	9.376857	10.071983	7.41%	0
2015*	10.000000	9.376857	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	21.523636	26.131586	21.41%	5,750
2018	26.394860	21.523636	-18.46%	7,401
2017	18.888585	26.394860	39.74%	8,436
2016	17.756776	18.888585	6.37%	9,284
2015	21.405645	17.756776	-17.05%	10,255
2014	22.939802	21.405645	-6.69%	11,851
2013	23.058241	22.939802	-0.51%	549
2012	19.920861	23.058241	15.75%	885
2011	25.987329	19.920861	-23.34%	885
2010	22.651951	25.987329	14.72%	1,765

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	16.448494	17.261369	4.94%	59,766
2018	16.665850	16.448494	-1.30%	63,152
2017	16.531661	16.665850	0.81%	69,333
2016	16.617105	16.531661	-0.51%	79,718
2015	16.845772	16.617105	-1.36%	89,377
2014	16.313625	16.845772	3.26%	103,637
2013	17.218431	16.313625	-5.25%	115,276
2012	16.919707	17.218431	1.77%	143,318
2011	15.974347	16.919707	5.92%	180,125
2010	15.438298	15.974347	3.47%	218,062
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.883927	10.939339	0.51%	73,296
2018	10.871270	10.883927	0.12%	83,530
2017	10.962305	10.871270	-0.83%	92,371
2016	11.099837	10.962305	-1.24%	117,122
2015	11.240343	11.099837	-1.25%	116,065
2014	11.382626	11.240343	-1.25%	142,179
2013	11.526704	11.382626	-1.25%	220,373
2012	11.673013	11.526704	-1.25%	224,147
2011	11.820354	11.673013	-1.25%	241,555
2010	11.969960	11.820354	-1.25%	305,840
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.026888	16.500114	17.63%	7,829
2018	16.620773	14.026888	-15.61%	7,945
2017	13.205275	16.620773	25.86%	9,023
2016	13.256784	13.205275	-0.39%	11,096
2015	13.847942	13.256784	-4.27%	14,193
2014	14.086405	13.847942	-1.69%	17,458
2013	12.105864	14.086405	16.36%	2,656
2012	10.604322	12.105864	14.16%	2,871
2011	11.900361	10.604322	-10.89%	3,605
2010	10.637128	11.900361	11.88%	366
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.959148	11.919806	19.69%	172
2018	11.745121	9.959148	-15.21%	147
2017	9.556250	11.745121	22.91%	650
2016	9.626545	9.556250	-0.73%	159
2015	9.885699	9.626545	-2.62%	35
2014	10.671140	9.885699	-7.36%	93
2013	8.929890	10.671140	19.50%	84
2012	7.649968	8.929890	16.73%	16,533
2011	8.888768	7.649968	-13.94%	20,066
2010	8.381156	8.888768	6.06%	12,379

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.684649	26.495476	22.19%	19,749
2018	24.094166	21.684649	-10.00%	28,323
2017	20.601543	24.094166	16.95%	42,942
2016	19.057304	20.601543	8.10%	45,289
2015	19.493101	19.057304	-2.24%	47,952
2014	18.802482	19.493101	3.67%	114,782
2013	14.963314	18.802482	25.66%	174,935
2012	13.073974	14.963314	14.45%	178,604
2011	13.780903	13.073974	-5.13%	189,000
2010	12.174286	13.780903	13.20%	198,223
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.626792	18.937824	13.90%	5,187
2018	17.696609	16.626792	-6.05%	640
2017	16.125138	17.696609	9.75%	782
2016	15.360583	16.125138	4.98%	816
2015	15.582083	15.360583	-1.42%	852
2014	15.087523	15.582083	3.28%	893
2013	13.470237	15.087523	12.01%	4,053
2012	12.470644	13.470237	8.02%	4,053
2011	12.517421	12.470644	-0.37%	4,053
2010	11.542944	12.517421	8.44%	4,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.477993	23.069979	18.44%	676
2018	21.090608	19.477993	-7.65%	765
2017	18.602127	21.090608	13.38%	955
2016	17.483834	18.602127	6.40%	1,054
2015	17.799825	17.483834	-1.78%	1,154
2014	17.132214	17.799825	3.90%	1,272
2013	14.518698	17.132214	18.00%	4,590
2012	13.098350	14.518698	10.84%	4,259
2011	13.389091	13.098350	-2.17%	4,114
2010	12.102502	13.389091	10.63%	4,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.720266	15.921995	8.16%	9,488
2018	15.181401	14.720266	-3.04%	8,294
2017	14.546418	15.181401	4.37%	10,036
2016	14.127681	14.546418	2.96%	16,748
2015	14.268726	14.127681	-0.99%	24,183
2014	13.908266	14.268726	2.59%	30,810
2013	13.435167	13.908266	3.52%	25,467
2012	12.936126	13.435167	3.86%	59,751
2011	12.726522	12.936126	1.65%	54,372
2010	12.170443	12.726522	4.57%	91,673

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.293388	12.601822	11.59%	0
2018	12.118886	11.293388	-6.81%	0
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.594500	13.195435	13.81%	0
2018	12.498795	11.594500	-7.24%	0
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.883159	21.956062	16.27%	66,389
2018	20.275136	18.883159	-6.87%	70,050
2017	18.180855	20.275136	11.52%	107,204
2016	17.182993	18.180855	5.81%	111,498
2015	17.458928	17.182993	-1.58%	125,467
2014	16.809029	17.458928	3.87%	184,532
2013	14.595000	16.809029	15.17%	216,924
2012	13.338062	14.595000	9.42%	266,135
2011	13.512010	13.338062	-1.29%	332,502
2010	12.336608	13.512010	9.53%	507,283
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.718093	24.924969	20.31%	32,789
2018	22.738761	20.718093	-8.89%	41,533
2017	19.734348	22.738761	15.22%	69,405
2016	18.421092	19.734348	7.13%	72,545
2015	18.791414	18.421092	-1.97%	84,013
2014	18.130547	18.791414	3.65%	99,647
2013	15.002751	18.130547	20.85%	126,852
2012	13.355371	15.002751	12.33%	155,771
2011	13.817929	13.355371	-3.35%	198,727
2010	12.401149	13.817929	11.42%	267,450

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.049781	19.106773	12.06%	30,320
2018	17.936146	17.049781	-4.94%	30,406
2017	16.630659	17.936146	7.85%	31,028
2016	15.932009	16.630659	4.39%	22,417
2015	16.138611	15.932009	-1.28%	28,506
2014	15.603383	16.138611	3.43%	29,277
2013	14.300081	15.603383	9.11%	32,426
2012	13.403862	14.300081	6.69%	49,194
2011	13.298880	13.403862	0.79%	56,039
2010	12.410250	13.298880	7.16%	91,669
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.477141	4.77%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.778109	7.78%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.707577	24.113732	28.90%	9,026
2018	19.547176	18.707577	-4.30%	10,889
2017	15.202182	19.547176	28.58%	11,684
2016	15.064202	15.202182	0.92%	13,646
2015	14.748378	15.064202	2.14%	14,711
2014	13.523743	14.748378	9.06%	22,639
2013	10.163854	13.523743	33.06%	28,879
2012	8.846061	10.163854	14.90%	35,096
2011	9.225932	8.846061	-4.12%	38,902
2010	8.088157	9.225932	14.07%	46,405
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.229819	13.193120	17.48%	295
2018	11.948737	11.229819	-6.02%	295
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.602734	15.181014	20.46%	0
2018	13.100483	12.602734	-3.80%	0
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.725887	40.396255	35.90%	136,994
2018	30.492394	29.725887	-2.51%	157,196
2017	24.253073	30.492394	25.73%	177,782
2016	23.698425	24.253073	2.34%	215,519
2015	22.835403	23.698425	3.78%	229,171
2014	21.254134	22.835403	7.44%	275,283
2013	15.744370	21.254134	35.00%	326,105
2012	13.433936	15.744370	17.20%	388,051
2011	13.914433	13.433936	-3.45%	481,857
2010	12.950830	13.914433	7.44%	581,276
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.688055	30.950592	25.37%	56,573
2018	27.580738	24.688055	-10.49%	75,676
2017	25.699351	27.580738	7.32%	84,347
2016	21.607502	25.699351	18.94%	97,088
2015	22.858332	21.607502	-5.47%	99,503
2014	20.463168	22.858332	11.70%	127,671
2013	15.710602	20.463168	30.25%	140,015
2012	13.875428	15.710602	13.23%	175,277
2011	13.960429	13.875428	-0.61%	223,197
2010	12.459482	13.960429	12.05%	258,742
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	50.373082	62.503337	24.08%	20,613
2018	57.568006	50.373082	-12.50%	22,645
2017	50.349868	57.568006	14.34%	25,524
2016	42.385692	50.349868	18.79%	27,591
2015	44.038263	42.385692	-3.75%	31,406
2014	40.756306	44.038263	8.05%	33,868
2013	31.020387	40.756306	31.39%	42,739
2012	26.741414	31.020387	16.00%	51,693
2011	27.786191	26.741414	-3.76%	58,561
2010	22.295780	27.786191	24.63%	63,921
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.729444	10.046902	15.09%	2,588
2018	10.672168	8.729444	-18.20%	3,009
2017	8.791430	10.672168	21.39%	3,698
2016	8.460321	8.791430	3.91%	4,732
2015	9.029687	8.460321	-6.31%	6,156
2014*	10.000000	9.029687	-9.70%	6,634

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.868219	22.127096	23.83%	3,382
2018	20.466789	17.868219	-12.70%	3,783
2017	18.094615	20.466789	13.11%	3,840
2016	15.748184	18.094615	14.90%	3,435
2015	16.466410	15.748184	-4.36%	4,125
2014	15.087889	16.466410	9.14%	9,812
2013	11.280967	15.087889	33.75%	15,814
2012	9.697033	11.280967	16.33%	15,081
2011	10.427486	9.697033	-7.01%	25,564
2010*	10.000000	10.427486	4.27%	17,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.817773	18.305102	23.53%	606
2018	17.012828	14.817773	-12.90%	606
2017	15.064109	17.012828	12.94%	606
2016	13.145070	15.064109	14.60%	606
2015	13.785193	13.145070	-4.64%	2,499
2014	12.662622	13.785193	8.87%	2,552
2013	9.496486	12.662622	33.34%	2,592
2012	8.178285	9.496486	16.12%	4,159
2011	8.818891	8.178285	-7.26%	5,539
2010	7.920878	8.818891	11.34%	9,448
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.789141	22.978757	22.30%	42,384
2018	21.910773	18.789141	-14.25%	46,212
2017	19.490129	21.910773	12.42%	55,265
2016	16.783344	19.490129	16.13%	64,705
2015	17.500807	16.783344	-4.10%	70,262
2014	15.144711	17.500807	15.56%	80,883
2013	11.303532	15.144711	33.98%	98,463
2012	9.838731	11.303532	14.89%	122,789
2011	10.199792	9.838731	-3.54%	138,236
2010	8.633805	10.199792	18.14%	174,383
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	26.753139	35.853538	34.02%	12,772
2018	29.430510	26.753139	-9.10%	14,755
2017	23.855818	29.430510	23.37%	16,083
2016	22.304585	23.855818	6.95%	19,153
2015	22.417427	22.304585	-0.50%	22,425
2014	22.080401	22.417427	1.53%	26,422
2013	15.496411	22.080401	42.49%	30,900
2012	13.834035	15.496411	12.02%	36,539
2011	14.100206	13.834035	-1.89%	40,137
2010	11.382047	14.100206	23.88%	49,034

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	53.740524	63.152208	17.51%	17,155
2018	65.535134	53.740524	-18.00%	19,123
2017	60.847575	65.535134	7.70%	21,687
2016	48.927462	60.847575	24.36%	27,710
2015	52.722019	48.927462	-7.20%	31,218
2014	49.886320	52.722019	5.68%	35,233
2013	35.981005	49.886320	38.65%	40,422
2012	30.252307	35.981005	18.94%	44,538
2011	32.270762	30.252307	-6.25%	53,453
2010	25.811790	32.270762	25.02%	63,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	47.215613	58.583999	24.08%	22,386
2018	54.731640	47.215613	-13.73%	24,142
2017	48.835727	54.731640	12.07%	27,840
2016	40.259946	48.835727	21.30%	31,705
2015	41.447329	40.259946	-2.86%	36,181
2014	41.632625	41.447329	-0.45%	39,839
2013	29.920035	41.632625	39.15%	46,240
2012	26.232865	29.920035	14.06%	55,116
2011	28.127878	26.232865	-6.74%	66,997
2010	22.728813	28.127878	23.75%	79,120
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.846184	22.206450	24.43%	5,721
2018	19.184259	17.846184	-6.97%	8,152
2017	16.377215	19.184259	17.14%	9,039
2016	15.061002	16.377215	8.74%	9,963
2015	15.301201	15.061002	-1.57%	12,242
2014	14.009506	15.301201	9.22%	13,210
2013	10.223501	14.009506	37.03%	13,382
2012	9.285484	10.223501	10.10%	14,779
2011	9.711597	9.285484	-4.39%	16,702
2010	7.957915	9.711597	22.04%	22,264
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.317412	18.479296	29.07%	27,653
2018	15.091630	14.317412	-5.13%	36,498
2017	14.349812	15.091630	5.17%	42,006
2016	13.536237	14.349812	6.01%	46,730
2015	14.483529	13.536237	-6.54%	54,607
2014	11.379761	14.483529	27.27%	58,275
2013	11.183243	11.379761	1.76%	68,191
2012	9.781032	11.183243	14.34%	95,213
2011	9.299999	9.781032	5.17%	121,081
2010	7.234189	9.299999	28.56%	145,659

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.113458	20.819258	29.20%	6,542
2018	17.154565	16.113458	-6.07%	5,436
2017	14.329700	17.154565	19.71%	5,906
2016	13.026127	14.329700	10.01%	7,619
2015	13.067803	13.026127	-0.32%	2,969
2014	11.702809	13.067803	11.66%	2,688
2013*	10.000000	11.702809	17.03%	191
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.526176	10.819448	2.79%	4,066
2018	10.573416	10.526176	-0.45%	4,524
2017	10.540432	10.573416	0.31%	3,543
2016	10.414002	10.540432	1.21%	3,992
2015	10.581916	10.414002	-1.59%	10,542
2014	10.663192	10.581916	-0.76%	1,465
2013	10.786788	10.663192	-1.15%	1,465
2012	10.551870	10.786788	2.23%	2,837
2011	10.548150	10.551870	0.04%	5,366
2010	10.429293	10.548150	1.14%	5,546
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.367310	17.729001	23.40%	906
2018	16.411881	14.367310	-12.46%	1,626
2017	14.554989	16.411881	12.76%	1,595
2016	12.193783	14.554989	19.36%	973
2015	12.981900	12.193783	-6.07%	809
2014	12.573928	12.981900	3.24%	781
2013*	10.000000	12.573928	25.74%	1,274
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.805393	24.133179	35.54%	43,935
2018	19.358330	17.805393	-8.02%	50,819
2017	15.346009	19.358330	26.15%	56,256
2016	14.596041	15.346009	5.14%	68,071
2015	14.808208	14.596041	-1.43%	82,325
2014	14.414054	14.808208	2.73%	95,367
2013	10.505185	14.414054	37.21%	104,088
2012	9.258570	10.505185	13.46%	136,313
2011	9.789588	9.258570	-5.42%	157,599
2010	7.816992	9.789588	25.23%	198,466
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.185561	14.633549	30.83%	0
2018	12.123006	11.185561	-7.73%	0
2017	9.855278	12.123006	23.01%	0
2016	9.580960	9.855278	2.86%	0
2015*	10.000000	9.580960	-4.19%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.494628	10.745526	2.39%	5,302
2018	10.520795	10.494628	-0.25%	5,853
2017	10.559498	10.520795	-0.37%	6,980
2016	10.564003	10.559498	-0.04%	7,635
2015	10.678094	10.564003	-1.07%	8,378
2014	10.747713	10.678094	-0.65%	8,484
2013	10.817032	10.747713	-0.64%	38,835
2012	10.472043	10.817032	3.29%	37,319
2011	10.573700	10.472043	-0.96%	42,959
2010	10.170049	10.573700	3.97%	71,008
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.241091	31.377598	24.31%	265
2018	27.114967	25.241091	-6.91%	270
2017	23.184449	27.114967	16.95%	276
2016	21.369626	23.184449	8.49%	828
2015	21.740924	21.369626	-1.71%	1,581
2014	19.945418	21.740924	9.00%	2,026
2013	14.678284	19.945418	35.88%	3,405
2012	13.393928	14.678284	9.59%	2,765
2011	13.994219	13.393928	-4.29%	3,520
2010	11.534933	13.994219	21.32%	5,309
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.893968	12.021154	10.35%	2,204
2018	11.668187	10.893968	-6.64%	2,204
2017	10.421269	11.668187	11.97%	2,204
2016	9.346630	10.421269	11.50%	3,210
2015	10.422561	9.346630	-10.32%	3,210
2014	10.506702	10.422561	-0.80%	3,294
2013	10.628082	10.506702	-1.14%	8,021
2012*	10.000000	10.628082	6.28%	9,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.657489	12.066344	13.22%	362
2018	11.340356	10.657489	-6.02%	535
2017	10.460459	11.340356	8.41%	3,640
2016	9.356257	10.460459	11.80%	2,377
2015	9.704225	9.356257	-3.59%	195
2014*	10.000000	9.704225	-2.96%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.521731	12.164776	5.58%	828
2018	12.163873	11.521731	-5.28%	2,149
2017	11.123363	12.163873	9.35%	1,970
2016	10.945971	11.123363	1.62%	5,097
2015	11.941366	10.945971	-8.34%	1,463
2014	12.056240	11.941366	-0.95%	2,236
2013	13.066955	12.056240	-7.73%	5,136
2012	12.574831	13.066955	3.91%	4,547
2011	11.745076	12.574831	7.06%	6,019
2010	10.874552	11.745076	8.01%	2,081
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.381531	11.680272	2.62%	9,636
2018	11.499129	11.381531	-1.02%	16,044
2017	11.500269	11.499129	-0.01%	17,422
2016	11.495418	11.500269	0.04%	20,442
2015	11.616677	11.495418	-1.04%	21,415
2014	11.676359	11.616677	-0.51%	20,453
2013	11.851685	11.676359	-1.48%	34,833
2012	11.349481	11.851685	4.42%	23,337
2011	11.378072	11.349481	-0.25%	18,449
2010	10.954048	11.378072	3.87%	22,905
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.525248	14.482796	7.08%	0
2018	14.007393	13.525248	-3.44%	0
2017	13.683138	14.007393	2.37%	0
2016	13.172625	13.683138	3.88%	0
2015	13.710172	13.172625	-3.92%	0
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.238011	10.382631	1.41%	5,106
2018	10.222437	10.238011	0.15%	4,237
2017	10.118237	10.222437	1.03%	261
2016*	10.000000	10.118237	1.18%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.662344	16.758790	7.00%	0
2018	15.947122	15.662344	-1.79%	0
2017	15.390958	15.947122	3.61%	0
2016	15.177618	15.390958	1.41%	0
2015	15.303090	15.177618	-0.82%	0
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.975021	11.731660	6.89%	6,719
2018	11.185729	10.975021	-1.88%	5,518
2017	10.806383	11.185729	3.51%	6,832
2016	10.667199	10.806383	1.30%	6,871
2015	10.766092	10.667199	-0.92%	8,354
2014	10.466187	10.766092	2.87%	8,289
2013	10.820820	10.466187	-3.28%	26,959
2012	10.007389	10.820820	8.13%	28,546
2011*	10.000000	10.007389	0.07%	1,779
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2019	9.821531	12.138301	23.59%	0
2018	12.296994	9.821531	-20.13%	0
2017	9.837380	12.296994	25.00%	0
2016*	10.000000	9.837380	-1.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2019	15.156074	18.731179	23.59%	0
2018	18.976075	15.156074	-20.13%	0
2017	15.180523	18.976075	25.00%	0
2016	15.758775	15.180523	-3.67%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.684318	14.974665	18.06%	0
2018	14.123297	12.684318	-10.19%	0
2017	13.596589	14.123297	3.87%	0
2016	11.501140	13.596589	18.22%	0
2015	13.304194	11.501140	-13.55%	0
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.124948	44.616456	27.02%	4,663
2018	35.269693	35.124948	-0.41%	7,383
2017	28.054150	35.269693	25.72%	9,926
2016	31.817793	28.054150	-11.83%	22,555
2015	28.648034	31.817793	11.06%	38,391
2014	22.107656	28.648034	29.58%	33,982
2013	14.874074	22.107656	48.63%	31,936
2012	11.498337	14.874074	29.36%	22,002
2011	10.548103	11.498337	9.01%	7,977
2010*	10.000000	10.548103	5.48%	1,179
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	52.340104	67.499652	28.96%	1,968
2018	69.277309	52.340104	-24.45%	2,019
2017	46.447195	69.277309	49.15%	3,127
2016	46.985307	46.447195	-1.15%	3,041
2015	55.320979	46.985307	-15.07%	3,814
2014	56.254685	55.320979	-1.66%	4,441
2013	50.853950	56.254685	10.62%	4,341
2012	39.673191	50.853950	28.18%	5,943
2011	54.098716	39.673191	-26.67%	2,909
2010	43.190476	54.098716	25.26%	3,261
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.312797	5.852122	10.15%	11,759
2018	7.516962	5.312797	-29.32%	10,322
2017	7.764929	7.516962	-3.19%	10,113
2016	5.482729	7.764929	41.63%	9,411
2015	8.365087	5.482729	-34.46%	11,557
2014	10.503060	8.365087	-20.36%	9,421
2013	9.643196	10.503060	8.92%	10,768
2012*	10.000000	9.643196	-3.57%	10,398
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	27.211520	30.060697	10.47%	1,132
2018	38.423149	27.211520	-29.18%	1,526
2017	39.580265	38.423149	-2.92%	1,661
2016	27.889385	39.580265	41.92%	1,704
2015	42.436679	27.889385	-34.28%	2,263
2014	53.122674	42.436679	-20.12%	4,415
2013	48.668394	53.122674	9.15%	4,554
2012	47.671725	48.668394	2.09%	6,497
2011	57.779398	47.671725	-17.49%	882
2010	45.274087	57.779398	27.62%	1,237

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.933873	24.004509	26.78%	5,411
2018	22.117036	18.933873	-14.39%	5,560
2017	17.710646	22.117036	24.88%	5,740
2016	17.261785	17.710646	2.60%	6,082
2015	18.042101	17.261785	-4.32%	7,000
2014	16.579460	18.042101	8.82%	7,125
2013	12.535988	16.579460	32.25%	7,468
2012	10.917744	12.535988	14.82%	9,026
2011	11.865771	10.917744	-7.99%	10,382
2010	10.695577	11.865771	10.94%	10,642
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.798159	7.98%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.996727	36.976626	23.27%	963
2018	29.986049	29.996727	0.04%	2,363
2017	24.125964	29.986049	24.29%	1,258
2016	22.674023	24.125964	6.40%	1,266
2015	23.642553	22.674023	-4.10%	1,287
2014	24.400000	23.642553	-3.10%	1,602
2013	16.447217	24.400000	48.35%	5,740
2012	15.440558	16.447217	6.52%	5,496
2011	16.388970	15.440558	-5.79%	6,441
2010	13.091373	16.388970	25.19%	4,839

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.832901	13.459055	13.74%	0
2018	12.940400	11.832901	-8.56%	0
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	296
2013	10.154217	11.218186	10.48%	296
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	17.938809	21.229428	18.34%	904
2018	21.458639	17.938809	-16.40%	904
2017	19.264934	21.458639	11.39%	904
2016	15.640341	19.264934	23.17%	904
2015	16.803131	15.640341	-6.92%	3,882
2014	15.626494	16.803131	7.53%	3,882
2013	11.503040	15.626494	35.85%	4,844
2012	9.837919	11.503040	16.93%	3,882
2011	10.907709	9.837919	-9.81%	4,974
2010	8.730018	10.907709	24.94%	3,882
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.338102	14.336690	7.49%	906
2018	13.906745	13.338102	-4.09%	1,450
2017	13.590405	13.906745	2.33%	2,910
2016	13.190196	13.590405	3.03%	3,007
2015	13.702115	13.190196	-3.74%	4,125
2014	13.439128	13.702115	1.96%	5,262
2013	14.877682	13.439128	-9.67%	7,863
2012	14.037333	14.877682	5.99%	8,068
2011	12.726928	14.037333	10.30%	9,393
2010	12.266583	12.726928	3.75%	12,142
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	25.564460	31.275103	22.34%	1,527
2018	27.813163	25.564460	-8.09%	1,952
2017	23.387233	27.813163	18.92%	3,234
2016	20.879140	23.387233	12.01%	3,512
2015	22.413965	20.879140	-6.85%	4,886
2014	20.185314	22.413965	11.04%	5,486
2013	15.057322	20.185314	34.06%	5,966
2012	13.295726	15.057322	13.25%	7,445
2011	13.063929	13.295726	1.77%	8,569
2010	11.595507	13.063929	12.66%	16,728

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	16.861237	21.371838	26.75%	0
2018	20.151973	16.861237	-16.33%	0
2017	15.560621	20.151973	29.51%	0
2016	16.682284	15.560621	-6.72%	0
2015	16.774827	16.682284	-0.55%	0
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.328635	28.462633	27.47%	3,801
2018	25.956113	22.328635	-13.98%	3,291
2017	23.543744	25.956113	10.25%	3,311
2016	19.415521	23.543744	21.26%	2,993
2015	19.957197	19.415521	-2.71%	1,260
2014	17.367728	19.957197	14.91%	2,968
2013	13.523682	17.367728	28.42%	3,046
2012	11.778949	13.523682	14.81%	2,811
2011	12.017122	11.778949	-1.98%	9,978
2010	10.209581	12.017122	17.70%	13,811
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	34.967209	43.842885	25.38%	0
2018	38.999077	34.967209	-10.34%	0
2017	36.333042	38.999077	7.34%	0
2016	30.552978	36.333042	18.92%	0
2015	32.206397	30.552978	-5.13%	0
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.400441	11.790902	13.37%	0
2018	10.851641	10.400441	-4.16%	0
2017	10.267397	10.851641	5.69%	0
2016	9.220316	10.267397	11.36%	0
2015*	10.000000	9.220316	-7.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.887506	10.651639	7.73%	849
2018	10.091257	9.887506	-2.02%	0
2017	9.906199	10.091257	1.87%	0
2016	9.795436	9.906199	1.13%	0
2015*	10.000000	9.795436	-2.05%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.755348	14.788698	25.80%	1,908
2018	12.865168	11.755348	-8.63%	1,363
2017	11.189017	12.865168	14.98%	1,400
2016	9.767409	11.189017	14.55%	0
2015*	10.000000	9.767409	-2.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.719984	18.270493	16.22%	6,148
2018	17.234356	15.719984	-8.79%	7,973
2017	15.355712	17.234356	12.23%	8,100
2016	14.987145	15.355712	2.46%	7,218
2015	15.338093	14.987145	-2.29%	8,207
2014	15.245537	15.338093	0.61%	11,860
2013	13.500145	15.245537	12.93%	17,537
2012	12.438632	13.500145	8.53%	16,944
2011	13.078195	12.438632	-4.89%	16,366
2010	12.072012	13.078195	8.33%	18,928
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.256946	13.316638	18.30%	0
2018	13.528043	11.256946	-16.79%	0
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.695973	35.820481	20.62%	2,244
2018	33.056317	29.695973	-10.17%	2,436
2017	29.794920	33.056317	10.95%	2,496
2016	24.009353	29.794920	24.10%	2,288
2015	24.905780	24.009353	-3.60%	3,158
2014	24.004434	24.905780	3.75%	3,874
2013	17.283516	24.004434	38.89%	3,922
2012	15.129971	17.283516	14.23%	4,399
2011	15.243060	15.129971	-0.74%	4,894
2010	12.273737	15.243060	24.19%	5,582
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	27.047936	34.875981	28.94%	25,331
2018	28.738321	27.047936	-5.88%	29,419
2017	23.955775	28.738321	19.96%	30,538
2016	21.726869	23.955775	10.26%	35,423
2015	21.772004	21.726869	-0.21%	44,105
2014	19.447990	21.772004	11.95%	50,731
2013	14.924177	19.447990	30.31%	55,605
2012	13.065050	14.924177	14.23%	59,657
2011	12.992814	13.065050	0.56%	61,673
2010	11.462933	12.992814	13.35%	114,848

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	20.842122	27.639197	32.61%	2,199
2018	22.090612	20.842122	-5.65%	2,289
2017	19.405191	22.090612	13.84%	2,486
2016	17.812340	19.405191	8.94%	2,887
2015	18.642529	17.812340	-4.45%	3,032
2014	16.648396	18.642529	11.98%	3,266
2013	12.555514	16.648396	32.60%	3,375
2012	11.360823	12.555514	10.52%	3,644
2011	11.407346	11.360823	-0.41%	4,425
2010	10.066125	11.407346	13.32%	6,357
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	25.508709	34.190577	34.03%	8,218
2018	27.747942	25.508709	-8.07%	7,919
2017	22.077879	27.747942	25.68%	9,125
2016	20.729432	22.077879	6.50%	8,515
2015	21.534043	20.729432	-3.74%	9,747
2014	20.184421	21.534043	6.69%	12,588
2013	16.886551	20.184421	19.53%	14,405
2012	15.493470	16.886551	8.99%	14,861
2011	14.399406	15.493470	7.60%	13,578
2010	12.651120	14.399406	13.82%	18,310
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	18.444014	22.168835	20.20%	0
2018	23.094126	18.444014	-20.14%	0
2017	18.765938	23.094126	23.06%	0
2016	16.240052	18.765938	15.55%	0
2015	16.837329	16.240052	-3.55%	0
2014	16.791397	16.837329	0.27%	0
2013	11.452431	16.791397	46.62%	0
2012	9.624478	11.452431	18.99%	0
2011	11.318133	9.624478	-14.96%	0
2010	8.743503	11.318133	29.45%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.671027	11.122430	15.01%	0
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.775453	17.365219	26.06%	611
2018	16.805473	13.775453	-18.03%	625
2017	15.234886	16.805473	10.31%	642
2016	11.774721	15.234886	29.39%	723
2015	12.754025	11.774721	-7.68%	749
2014	12.234599	12.754025	4.25%	773
2013*	10.000000	12.234599	22.35%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.486551	11.082897	5.69%	1,861
2018	10.634566	10.486551	-1.39%	1,869
2017	10.415701	10.634566	2.10%	1,940
2016	9.686011	10.415701	7.53%	382
2015	9.911931	9.686011	-2.28%	382
2014*	10.000000	9.911931	-0.88%	382
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	18.319538	19.788913	8.02%	11,343
2018	18.672872	18.319538	-1.89%	13,028
2017	18.184307	18.672872	2.69%	21,615
2016	17.744571	18.184307	2.48%	31,405
2015	18.022179	17.744571	-1.54%	34,916
2014	17.592262	18.022179	2.44%	38,200
2013	17.641392	17.592262	-0.28%	45,543
2012	16.290555	17.641392	8.29%	54,007
2011	16.137809	16.290555	0.95%	55,791
2010	15.068808	16.137809	7.09%	62,505
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.245047	10.513588	27.51%	0
2018*	10.000000	8.245047	-17.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.338821	17.561607	14.49%	0
2018	16.207182	15.338821	-5.36%	0
2017	14.532157	16.207182	11.53%	0
2016	13.984976	14.532157	3.91%	0
2015	14.213505	13.984976	-1.61%	0
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	14,194
2012	11.186414	12.330797	10.23%	24,001
2011	11.365735	11.186414	-1.58%	20,672
2010	10.214361	11.365735	11.27%	9,489
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.464129	18.317083	18.45%	589
2018	16.665055	15.464129	-7.21%	589
2017	14.496261	16.665055	14.96%	15,551
2016	13.849789	14.496261	4.67%	16,755
2015	14.083822	13.849789	-1.66%	18,677
2014	13.633423	14.083822	3.30%	32,272
2013	11.912364	13.633423	14.45%	8,109
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.012293	19.656267	22.76%	13,606
2018	17.613097	16.012293	-9.09%	14,361
2017	14.769696	17.613097	19.25%	1,265
2016	14.047762	14.769696	5.14%	1,265
2015	14.280761	14.047762	-1.63%	1,755
2014	13.798089	14.280761	3.50%	5,645
2013	11.506275	13.798089	19.92%	1,968
2012	10.095206	11.506275	13.98%	2,020
2011	10.511308	10.095206	-3.96%	2,073
2010	9.180780	10.511308	14.49%	1,265
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.279427	13.817498	22.50%	860
2018	11.959964	11.279427	-5.69%	0
2017	10.435271	11.959964	14.61%	0
2016*	10.000000	10.435271	4.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	37.826669	49.076549	29.74%	0
2018	40.986611	37.826669	-7.71%	0
2017	34.103069	40.986611	20.18%	0
2016	32.017795	34.103069	6.51%	0
2015	32.259553	32.017795	-0.75%	0
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.010601	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.786399	8.440178	8.40%	6,002
2018	10.486948	7.786399	-25.75%	7,339
2017	10.927974	10.486948	-4.04%	8,053
2016	8.292869	10.927974	31.78%	6,262
2015	10.602192	8.292869	-21.78%	6,373
2014	12.313942	10.602192	-13.90%	6,823
2013	10.049567	12.313942	22.53%	6,983
2012	9.721966	10.049567	3.37%	8,623
2011	10.390003	9.721966	-6.43%	9,725
2010	8.834360	10.390003	17.61%	9,447

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	25.432871	31.961398	25.67%	20,877
2018	28.133049	25.432871	-9.60%	28,826
2017	25.267193	28.133049	11.34%	30,723
2016	21.711998	25.267193	16.37%	35,790
2015	22.935748	21.711998	-5.34%	40,195
2014	21.388451	22.935748	7.23%	42,924
2013	16.928144	21.388451	26.35%	44,462
2012	14.636018	16.928144	15.66%	48,485
2011	14.702121	14.636018	-0.45%	52,304
2010	12.942820	14.702121	13.59%	64,911
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.617273	14.869486	27.99%	0
2018	12.962761	11.617273	-10.38%	0
2017	11.262174	12.962761	15.10%	0
2016*	10.000000	11.262174	12.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	26.296986	36.518394	38.87%	0
2018	23.717215	26.296986	10.88%	0
2017	17.878352	23.717215	32.66%	0
2016	18.068566	17.878352	-1.05%	0
2015	17.355230	18.068566	4.11%	0
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	29.140912	38.594371	32.44%	8,244
2018	29.608449	29.140912	-1.58%	8,646
2017	22.219704	29.608449	33.25%	13,415
2016	22.352055	22.219704	-0.59%	14,752
2015	21.154500	22.352055	5.66%	18,462
2014	19.276439	21.154500	9.74%	21,297
2013	14.338988	19.276439	34.43%	24,831
2012	12.683421	14.338988	13.05%	28,837
2011	12.832010	12.683421	-1.16%	31,521
2010	10.479802	12.832010	22.45%	37,614

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.552064	19.908637	13.43%	16,830
2018	18.448779	17.552064	-4.86%	19,115
2017	17.456716	18.448779	5.68%	22,670
2016	15.463526	17.456716	12.89%	34,360
2015	16.278597	15.463526	-5.01%	36,969
2014	16.317658	16.278597	-0.24%	25,541
2013	15.615355	16.317658	4.50%	27,348
2012	13.854722	15.615355	12.71%	32,499
2011	13.506526	13.854722	2.58%	34,206
2010	12.026207	13.506526	12.31%	47,291
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.673078	15.869892	8.16%	2,749
2018	14.961998	14.673078	-1.93%	3,640
2017	14.553360	14.961998	2.81%	7,407
2016	14.092325	14.553360	3.27%	7,235
2015	14.379428	14.092325	-2.00%	11,554
2014	13.776139	14.379428	4.38%	12,955
2013	14.226412	13.776139	-3.17%	15,254
2012	13.628057	14.226412	4.39%	15,100
2011	12.878696	13.628057	5.82%	20,974
2010	12.117734	12.878696	6.28%	24,596
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.861900	21.745929	21.74%	2,589
2018	21.202505	17.861900	-15.76%	2,841
2017	17.796431	21.202505	19.14%	2,945
2016	16.082195	17.796431	10.66%	3,169
2015	16.542123	16.082195	-2.78%	5,660
2014	15.782099	16.542123	4.82%	6,032
2013	11.751865	15.782099	34.29%	8,787
2012	10.376435	11.751865	13.26%	8,228
2011	11.774747	10.376435	-11.88%	10,227
2010	9.269168	11.774747	27.03%	16,924
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	17.483629	22.031839	26.01%	3,638
2018	20.813285	17.483629	-16.00%	7,183
2017	16.207554	20.813285	28.42%	8,203
2016	17.306829	16.207554	-6.35%	9,006
2015	16.943391	17.306829	2.15%	9,797
2014	18.692013	16.943391	-9.35%	1,694
2013	14.525678	18.692013	28.68%	1,823
2012	12.209441	14.525678	18.97%	1,846
2011	14.944699	12.209441	-18.30%	1,846
2010	13.400354	14.944699	11.52%	2,530
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.416935	11.427535	21.35%	1,067
2018	10.200092	9.416935	-7.68%	1,118
2017*	10.000000	10.200092	2.00%	1,172

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.396765	29.685960	32.55%	696
2018	27.451018	22.396765	-18.41%	732
2017	23.329773	27.451018	17.67%	1,252
2016	21.589785	23.329773	8.06%	1,296
2015	22.563429	21.589785	-4.32%	3,550
2014	21.426666	22.563429	5.31%	3,577
2013	16.642052	21.426666	28.75%	3,622
2012	13.266379	16.642052	25.45%	3,710
2011	14.745505	13.266379	-10.03%	8,416
2010	11.814180	14.745505	24.81%	10,394
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.905547	15.267401	18.30%	5,803
2018	14.472957	12.905547	-10.83%	5,803
2017	13.094504	14.472957	10.53%	5,803
2016	11.721534	13.094504	11.71%	12,041
2015	12.662697	11.721534	-7.43%	12,260
2014	12.474214	12.662697	1.51%	12,491
2013	10.211201	12.474214	22.16%	7,340
2012	8.970568	10.211201	13.83%	7,340
2011	9.230806	8.970568	-2.82%	7,340
2010	8.482528	9.230806	8.82%	7,647
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.204471	18.562233	14.55%	13,384
2018	17.157566	16.204471	-5.55%	14,243
2017	15.849753	17.157566	8.25%	16,291
2016	14.083020	15.849753	12.55%	19,870
2015	15.351469	14.083020	-8.26%	20,699
2014	14.867410	15.351469	3.26%	20,293
2013	13.220142	14.867410	12.46%	33,122
2012	11.890259	13.220142	11.18%	23,261
2011	11.765995	11.890259	1.06%	20,505
2010	10.580086	11.765995	11.21%	28,090
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	17.056652	21.270600	24.71%	2,253
2018	19.836937	17.056652	-14.02%	2,281
2017	18.162816	19.836937	9.22%	2,312
2016	14.134484	18.162816	28.50%	2,767
2015	15.462911	14.134484	-8.59%	5,979
2014	15.577639	15.462911	-0.74%	7,242
2013	11.584643	15.577639	34.47%	7,347
2012	9.914503	11.584643	16.85%	7,375
2011	10.437304	9.914503	-5.01%	7,973
2010	8.247149	10.437304	26.56%	11,753

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.901970	12.382389	25.05%	560
2018	11.915195	9.901970	-16.90%	578
2017	8.597481	11.915195	38.59%	663
2016	7.416775	8.597481	15.92%	1,475
2015	9.346778	7.416775	-20.65%	1,938
2014*	10.000000	9.346778	-6.53%	2,067
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	16.257660	18.106231	11.37%	0
2018	19.441582	16.257660	-16.38%	0
2017	16.832061	19.441582	15.50%	0
2016	15.864889	16.832061	6.10%	0
2015	17.156135	15.864889	-7.53%	0
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.125410	9.024574	11.07%	4,934
2018	9.736587	8.125410	-16.55%	4,870
2017	8.453341	9.736587	15.18%	4,940
2016	7.991008	8.453341	5.79%	3,411
2015	8.658440	7.991008	-7.71%	3,411
2014*	10.000000	8.658440	-13.42%	3,411
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.710630	9.777318	0.69%	21,810
2018	9.652197	9.710630	0.61%	22,260
2017	9.594217	9.652197	0.60%	22,667
2016	9.442761	9.594217	1.60%	21,105
2015	9.997509	9.442761	-5.55%	24,532
2014*	10.000000	9.997509	-0.02%	16,584
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.863215	13.106638	10.48%	0
2018	12.565150	11.863215	-5.59%	0
2017	11.254538	12.565150	11.65%	0
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	0
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.405790	10.102498	7.41%	0
2018*	10.000000	9.405790	-5.94%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.689003	10.042458	3.65%	0
2018	10.342147	9.689003	-6.32%	0
2017	10.106621	10.342147	2.33%	0
2016	10.289133	10.106621	-1.77%	0
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	72
2013*	10.000000	9.908546	-0.91%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.132836	15.736154	19.82%	0
2018	14.490535	13.132836	-9.37%	0
2017	12.759544	14.490535	13.57%	0
2016	11.711920	12.759544	8.94%	0
2015	11.945763	11.711920	-1.96%	0
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.431313	22.831177	30.98%	0
2018	19.012565	17.431313	-8.32%	0
2017	15.450683	19.012565	23.05%	0
2016	14.406995	15.450683	7.24%	0
2015	14.608358	14.406995	-1.38%	0
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.371961	19.408664	18.55%	0
2018	17.596727	16.371961	-6.96%	0
2017	15.585496	17.596727	12.90%	0
2016	14.618570	15.585496	6.61%	0
2015	14.795255	14.618570	-1.19%	0
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.171272	22.192692	22.13%	0
2018	20.600789	18.171272	-11.79%	0
2017	18.184579	20.600789	13.29%	0
2016	15.013214	18.184579	21.12%	0
2015	15.961248	15.013214	-5.94%	0
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.728754	20.649932	10.26%	0
2018	19.792619	18.728754	-5.38%	0
2017	18.875928	19.792619	4.86%	0
2016	16.273059	18.875928	15.99%	0
2015	17.165883	16.273059	-5.20%	0
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.573750	23.681166	20.98%	0
2018	22.709157	19.573750	-13.81%	0
2017	22.186909	22.709157	2.35%	0
2016	17.754538	22.186909	24.96%	0
2015	19.263307	17.754538	-7.83%	0
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.350754	24.198829	25.05%	0
2018	22.530334	19.350754	-14.11%	0
2017	20.074335	22.530334	12.23%	0
2016	16.045222	20.074335	25.11%	0
2015	17.441526	16.045222	-8.01%	0
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.929427	22.240909	24.05%	0
2018	20.254134	17.929427	-11.48%	0
2017	16.767456	20.254134	20.79%	0
2016	14.973052	16.767456	11.98%	0
2015	15.369203	14.973052	-2.58%	0
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.122323	25.276046	32.18%	0
2018	20.106359	19.122323	-4.89%	0
2017	15.656663	20.106359	28.42%	0
2016	14.589934	15.656663	7.31%	0
2015	14.012755	14.589934	4.12%	0
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.893600	24.152483	34.98%	0
2018	18.812443	17.893600	-4.88%	355
2017	14.967187	18.812443	25.69%	683
2016	14.827526	14.967187	0.94%	730
2015	14.306525	14.827526	3.64%	737
2014	13.366845	14.306525	7.03%	743
2013	9.663996	13.366845	38.32%	788
2012*	10.000000	9.663996	-3.36%	724
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.592581	23.688962	34.65%	0
2018	18.547158	17.592581	-5.15%	0
2017	14.792671	18.547158	25.38%	0
2016	14.690681	14.792671	0.69%	0
2015	14.209216	14.690681	3.39%	0
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	20.149542	25.647940	27.29%	0
2018	22.533601	20.149542	-10.58%	0
2017	20.171898	22.533601	11.71%	0
2016	18.534496	20.171898	8.83%	0
2015	19.928529	18.534496	-7.00%	0
2014	18.670111	19.928529	6.74%	0
2013	14.635254	18.670111	27.57%	0
2012	13.020889	14.635254	12.40%	0
2011	13.200378	13.020889	-1.36%	0
2010	12.207643	13.200378	8.13%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.461844	17.180783	18.80%	0
2018	16.192433	14.461844	-10.69%	448
2017	14.775195	16.192433	9.59%	735
2016	13.002612	14.775195	13.63%	732
2015	13.483152	13.002612	-3.56%	745
2014	12.528826	13.483152	7.62%	709
2013	10.140189	12.528826	23.56%	672
2012	9.126312	10.140189	11.11%	636
2011*	10.000000	9.126312	-8.74%	597
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.246430	16.081296	21.40%	0
2018	14.301668	13.246430	-7.38%	0
2017	12.816996	14.301668	11.58%	0
2016	12.725764	12.816996	0.72%	0
2015	13.087102	12.725764	-2.76%	0
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	22.098998	28.901460	30.78%	0
2018	22.190949	22.098998	-0.41%	0
2017	19.410382	22.190949	14.33%	0
2016	22.211004	19.410382	-12.61%	0
2015	21.813589	22.211004	1.82%	0
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	21.951562	27.856833	26.90%	0
2018	26.160133	21.951562	-16.09%	0
2017	21.547272	26.160133	21.41%	0
2016	21.929339	21.547272	-1.74%	0
2015	22.751335	21.929339	-3.61%	0
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.526111	16.692825	23.41%	0
2018	15.503650	13.526111	-12.76%	0
2017	13.699818	15.503650	13.17%	0
2016	12.265322	13.699818	11.70%	0
2015	12.982605	12.265322	-5.52%	0
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.332048	38.085516	34.43%	0
2018	30.451986	28.332048	-6.96%	0
2017	24.324725	30.451986	25.19%	0
2016	25.199242	24.324725	-3.47%	0
2015	24.657418	25.199242	2.20%	0
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	28.707281	39.487311	37.55%	3,609
2018	30.971499	28.707281	-7.31%	4,967
2017	24.363511	30.971499	27.12%	6,349
2016	24.120488	24.363511	1.01%	6,709
2015	22.923800	24.120488	5.22%	6,882
2014	21.955792	22.923800	4.41%	7,983
2013	16.358392	21.955792	34.22%	9,067
2012	14.233377	16.358392	14.93%	10,857
2011	14.264164	14.233377	-0.22%	11,211
2010	11.337902	14.264164	25.81%	14,605

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	21.753274	28.295448	30.07%	10,581
2018	25.387589	21.753274	-14.32%	11,509
2017	18.820397	25.387589	34.89%	14,200
2016	19.051988	18.820397	-1.22%	17,691
2015	18.570503	19.051988	2.59%	20,355
2014	18.393482	18.570503	0.96%	23,801
2013	14.638367	18.393482	25.65%	6,395
2012	12.230733	14.638367	19.69%	9,411
2011	13.511686	12.230733	-9.48%	9,533
2010	11.804875	13.511686	14.46%	29,010
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.200735	11.155853	9.36%	358
2018	10.811266	10.200735	-5.65%	1,761
2017	10.306770	10.811266	4.89%	1,787
2016	9.801797	10.306770	5.15%	1,789
2015	10.160577	9.801797	-3.53%	1,809
2014	10.010249	10.160577	1.50%	1,839
2013	10.155553	10.010249	-1.43%	1,859
2012*	10.000000	10.155553	1.56%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.747710	11.047363	26.29%	0
2018	11.017781	8.747710	-20.60%	0
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	25.941449	33.818390	30.36%	4,344
2018	28.535446	25.941449	-9.09%	6,095
2017	24.728665	28.535446	15.39%	8,269
2016	22.445888	24.728665	10.17%	14,562
2015	22.008992	22.445888	1.99%	17,287
2014	20.142898	22.008992	9.26%	20,744
2013	15.487256	20.142898	30.06%	23,529
2012	13.426463	15.487256	15.35%	28,131
2011	13.604887	13.426463	-1.31%	34,435
2010	11.871691	13.604887	14.60%	41,493

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.419318	22.992244	24.83%	1,007
2018	20.811886	18.419318	-11.50%	1,037
2017	18.470461	20.811886	12.68%	528
2016	15.851386	18.470461	16.52%	165
2015	17.066987	15.851386	-7.12%	165
2014	15.448253	17.066987	10.48%	165
2013	11.099180	15.448253	39.18%	165
2012	9.531296	11.099180	16.45%	165
2011	9.875060	9.531296	-3.48%	165
2010	8.107393	9.875060	21.80%	165
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.365082	32.891470	20.20%	280
2018	29.322403	27.365082	-6.68%	523
2017	25.117748	29.322403	16.74%	555
2016	26.118452	25.117748	-3.83%	591
2015	28.872336	26.118452	-9.54%	934
2014	30.878453	28.872336	-6.50%	1,560
2013	25.001652	30.878453	23.51%	3,872
2012	21.255696	25.001652	17.62%	3,409
2011	23.207443	21.255696	-8.41%	4,627
2010	21.635967	23.207443	7.26%	4,682
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.586066	30.274937	9.75%	365
2018	28.555333	27.586066	-3.39%	642
2017	27.119231	28.555333	5.30%	752
2016	23.647638	27.119231	14.68%	859
2015	25.626099	23.647638	-7.72%	991
2014	25.478339	25.626099	0.58%	1,599
2013	23.361117	25.478339	9.06%	677
2012	19.950532	23.361117	17.10%	301
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.872303	39.309025	36.15%	164
2018	29.271805	28.872303	-1.36%	225
2017	23.370463	29.271805	25.25%	242
2016	22.312856	23.370463	4.74%	310
2015	23.993590	22.312856	-7.00%	375
2014	22.536144	23.993590	6.47%	432
2013	17.572163	22.536144	28.25%	0
2012	15.678162	17.572163	12.08%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.813037	10.584048	7.86%	7,455
2018	10.072568	9.813037	-2.58%	7,398
2017	9.873813	10.072568	2.01%	7,483
2016	9.786097	9.873813	0.90%	5,613
2015*	10.000000	9.786097	-2.14%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	21.500111	29.040899	35.07%	10,420
2018	21.416781	21.500111	0.39%	10,658
2017	16.691275	21.416781	28.31%	12,578
2016	16.588300	16.691275	0.62%	11,756
2015	15.014462	16.588300	10.48%	14,500
2014	14.024644	15.014462	7.06%	15,232
2013	10.856244	14.024644	29.19%	16,930
2012	8.880743	10.856244	22.24%	19,215
2011	9.668653	8.880743	-8.15%	22,011
2010	9.199859	9.668653	5.10%	27,792
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.591870	17.998471	42.94%	6,809
2018	12.643718	12.591870	-0.41%	7,755
2017	8.839535	12.643718	43.04%	8,004
2016	7.866075	8.839535	12.38%	7,980
2015	7.615877	7.866075	3.29%	8,642
2014	7.056562	7.615877	7.93%	9,215
2013	5.280623	7.056562	33.63%	8,889
2012	4.490449	5.280623	17.60%	12,873
2011	4.980700	4.490449	-9.84%	6,733
2010	4.056586	4.980700	22.78%	7,876
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.280316	14.107126	25.06%	8,882
2018	13.468418	11.280316	-16.25%	9,591
2017	10.431798	13.468418	29.11%	15,734
2016	11.328696	10.431798	-7.92%	16,175
2015	12.586081	11.328696	-9.99%	23,591
2014	14.507498	12.586081	-13.24%	25,140
2013	12.861711	14.507498	12.80%	24,924
2012	11.513892	12.861711	11.71%	28,483
2011	17.240704	11.513892	-33.22%	9,699
2010	13.972112	17.240704	23.39%	10,463
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	27.153391	33.972529	25.11%	1,540
2018	31.206828	27.153391	-12.99%	1,759
2017	27.791304	31.206828	12.29%	1,772
2016	24.548838	27.791304	13.21%	1,595
2015	25.550631	24.548838	-3.92%	1,595
2014	22.489605	25.550631	13.61%	1,595
2013	17.222596	22.489605	30.58%	1,595
2012	14.496111	17.222596	18.81%	1,666
2011	14.375991	14.496111	0.84%	1,666
2010	11.798063	14.375991	21.85%	2,055

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.017872	10.515403	16.61%	931
2018	11.219280	9.017872	-19.62%	1,802
2017	8.892220	11.219280	26.17%	1,844
2016	7.459024	8.892220	19.21%	502
2015	9.453265	7.459024	-21.10%	502
2014*	10.000000	9.453265	-5.47%	1,808
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.988137	10.687367	7.00%	0
2018	10.225381	9.988137	-2.32%	0
2017	9.974307	10.225381	2.52%	0
2016*	10.000000	9.974307	-0.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.328658	22.768461	39.44%	56
2018	16.834036	16.328658	-3.00%	0
2017	13.500207	16.834036	24.69%	0
2016	12.571407	13.500207	7.39%	0
2015	13.016285	12.571407	-3.42%	0
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	19.044030	24.342543	27.82%	2,677
2018	21.525672	19.044030	-11.53%	2,767
2017	18.584291	21.525672	15.83%	2,884
2016	16.548660	18.584291	12.30%	1,956
2015	16.924707	16.548660	-2.22%	2,134
2014	15.560123	16.924707	8.77%	2,505
2013	11.626455	15.560123	33.83%	2,629
2012	10.165434	11.626455	14.37%	4,081
2011	10.347324	10.165434	-1.76%	9,461
2010	9.426253	10.347324	9.77%	15,771
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.857973	8.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.986606	22.306936	24.02%	5,139
2018	20.188010	17.986606	-10.90%	5,213
2017	16.127752	20.188010	25.18%	5,464
2016	15.735157	16.127752	2.50%	6,053
2015	14.994719	15.735157	4.94%	5,677
2014	15.022071	14.994719	-0.18%	2,851
2013	11.924574	15.022071	25.98%	3,681
2012	10.421665	11.924574	14.42%	1,032
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.689407	14.981517	9.44%	496
2018	13.961638	13.689407	-1.95%	526
2017	13.313827	13.961638	4.87%	560
2016	12.711875	13.313827	4.74%	592
2015	12.963713	12.711875	-1.94%	623
2014	12.177871	12.963713	6.45%	657
2013	12.377498	12.177871	-1.61%	690
2012	11.459146	12.377498	8.01%	725
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	4,808
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	45.583743	51.403296	12.77%	178
2018	49.634750	45.583743	-8.16%	188
2017	45.836017	49.634750	8.29%	444
2016	42.004623	45.836017	9.12%	451
2015	43.038039	42.004623	-2.40%	491
2014	42.364681	43.038039	1.59%	1,578
2013	47.038503	42.364681	-9.94%	1,648
2012	40.402661	47.038503	16.42%	1,972
2011	38.243765	40.402661	5.65%	2,282
2010	35.306707	38.243765	8.32%	2,365
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.426266	11.896420	26.21%	0
2018	10.369174	9.426266	-9.09%	0
2017	9.334432	10.369174	11.09%	0
2016	8.225852	9.334432	13.48%	0
2015*	10.000000	8.225852	-17.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.967414	19.722825	16.24%	0
2018	18.388132	16.967414	-7.73%	0
2017	16.044987	18.388132	14.60%	0
2016	15.397083	16.044987	4.21%	0
2015	16.665713	15.397083	-7.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.940717	21.957599	22.39%	0
2018	19.584804	17.940717	-8.39%	0
2017	16.884148	19.584804	16.00%	0
2016	15.410161	16.884148	9.57%	0
2015	16.818536	15.410161	-8.37%	0
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
2011	11.288956	11.040989	-2.20%	0
2010*	10.000000	11.288956	12.89%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.874092	20.116017	19.21%	40,279
2018	17.993503	16.874092	-6.22%	38,134
2017	15.743451	17.993503	14.29%	38,928
2016	14.633287	15.743451	7.59%	33,171
2015	14.681544	14.633287	-0.33%	37,724
2014	14.167869	14.681544	3.63%	20,482
2013	11.643296	14.167869	21.68%	20,151
2012	10.194744	11.643296	14.21%	20,477
2011	10.233657	10.194744	-0.38%	37,213
2010	9.256045	10.233657	10.56%	42,561
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.691981	12.576647	7.57%	3,605
2018	11.975369	11.691981	-2.37%	4,156
2017	11.755127	11.975369	1.87%	4,167
2016	11.602023	11.755127	1.32%	4,891
2015	11.782059	11.602023	-1.53%	3,718
2014	11.371131	11.782059	3.61%	3,728
2013	11.825276	11.371131	-3.84%	4,288
2012	11.414478	11.825276	3.60%	5,568
2011	10.938320	11.414478	4.35%	8,151
2010	10.456028	10.938320	4.61%	10,285
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.660159	24.823024	33.03%	1,600
2018	20.874217	18.660159	-10.61%	1,641
2017	16.147843	20.874217	29.27%	3,032
2016	16.329379	16.147843	-1.11%	3,167
2015	15.528434	16.329379	5.16%	4,436
2014	15.449373	15.528434	0.51%	4,457
2013	12.167775	15.449373	26.97%	4,477
2012	10.098071	12.167775	20.50%	4,663
2011	11.281017	10.098071	-10.49%	4,804
2010	10.269056	11.281017	9.85%	6,737
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.766984	26.704750	28.59%	5,617
2018	21.181094	20.766984	-1.96%	8,707
2017	16.791655	21.181094	26.14%	9,858
2016	15.598415	16.791655	7.65%	8,588
2015	14.849473	15.598415	5.04%	8,727
2014	13.922005	14.849473	6.66%	8,382
2013	10.882845	13.922005	27.93%	8,520
2012	9.392119	10.882845	15.87%	8,315
2011	9.983628	9.392119	-5.92%	8,496
2010	8.558038	9.983628	16.66%	13,512

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.135394	21.253596	24.03%	2,608
2018	17.750206	17.135394	-3.46%	5,126
2017	14.749250	17.750206	20.35%	5,126
2016	13.451569	14.749250	9.65%	4,638
2015	13.482238	13.451569	-0.23%	4,727
2014	12.392386	13.482238	8.79%	11,850
2013	9.442516	12.392386	31.24%	12,293
2012	8.172677	9.442516	15.54%	11,852
2011	8.469447	8.172677	-3.50%	8,483
2010	7.732300	8.469447	9.53%	8,262
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	19.615206	21.135272	7.75%	2,881
2018	20.352245	19.615206	-3.62%	4,210
2017	19.391796	20.352245	4.95%	5,452
2016	18.082928	19.391796	7.24%	6,584
2015	18.866403	18.082928	-4.15%	6,925
2014	18.400284	18.866403	2.53%	8,200
2013	18.854634	18.400284	-2.41%	9,271
2012	17.018800	18.854634	10.79%	12,345
2011	16.336106	17.018800	4.18%	15,112
2010	14.966630	16.336106	9.15%	26,357
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	22.651012	28.462431	25.66%	1,081
2018	24.746720	22.651012	-8.47%	1,333
2017	21.247920	24.746720	16.47%	1,483
2016	18.260705	21.247920	16.36%	1,996
2015	19.744965	18.260705	-7.52%	2,836
2014	18.324947	19.744965	7.75%	7,511
2013	13.687848	18.324947	33.88%	8,852
2012	11.706913	13.687848	16.92%	8,440
2011	12.143143	11.706913	-3.59%	10,518
2010	10.626864	12.143143	14.27%	12,596
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.655731	12.089034	13.45%	0
2018	11.796121	10.655731	-9.67%	0
2017	10.090912	11.796121	16.90%	0
2016*	10.000000	10.090912	0.91%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.094700	10.619652	5.20%	0
2018*	10.000000	10.094700	0.95%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.262621	26.344697	13.25%	4,444
2018	24.299451	23.262621	-4.27%	5,384
2017	23.060438	24.299451	5.37%	6,161
2016	20.466076	23.060438	12.68%	5,652
2015	21.290775	20.466076	-3.87%	5,948
2014	21.034732	21.290775	1.22%	7,817
2013	19.904116	21.034732	5.68%	3,674
2012	17.604300	19.904116	13.06%	3,717
2011	17.179754	17.604300	2.47%	3,851
2010	15.382474	17.179754	11.68%	5,065
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.874684	21.330765	26.41%	2,789
2018	17.953826	16.874684	-6.01%	2,829
2017	14.568649	17.953826	23.24%	13,163
2016	12.992707	14.568649	12.13%	18,413
2015	13.307515	12.992707	-2.37%	20,796
2014	12.648079	13.307515	5.21%	20,866
2013	8.910183	12.648079	41.95%	20,667
2012	7.719903	8.910183	15.42%	26,115
2011	8.849604	7.719903	-12.77%	28,490
2010	7.755653	8.849604	14.11%	34,058
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.711335	16.069844	26.42%	0
2018	13.558649	12.711335	-6.25%	0
2017	11.010506	13.558649	23.14%	0
2016*	10.000000	11.010506	10.11%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.649093	23.194143	31.42%	3,433
2018	21.405778	17.649093	-17.55%	3,504
2017	17.242886	21.405778	24.14%	5,785
2016	17.848087	17.242886	-3.39%	6,636
2015	18.172462	17.848087	-1.78%	7,121
2014	18.599336	18.172462	-2.30%	7,555
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	24.835112	31.696021	27.63%	3,122
2018	25.164815	24.835112	-1.31%	3,140
2017	21.153807	25.164815	18.96%	3,688
2016	19.240360	21.153807	9.94%	4,587
2015	19.313128	19.240360	-0.38%	6,891
2014	17.447950	19.313128	10.69%	11,110
2013	13.483928	17.447950	29.40%	13,211
2012	11.961658	13.483928	12.73%	19,985
2011	12.055137	11.961658	-0.78%	24,283
2010	10.765841	12.055137	11.98%	26,713
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.873875	16.974525	22.35%	0
2018	15.750078	13.873875	-11.91%	0
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.284350	15.233026	14.67%	0
2018	14.355133	13.284350	-7.46%	0
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	544
2012	9.938199	10.893639	9.61%	0
2011	10.206099	9.938199	-2.62%	0
2010	9.365872	10.206099	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.823294	16.405099	18.68%	0
2018	15.250834	13.823294	-9.36%	0
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	3,738
2014	12.515531	12.933092	3.34%	4,002
2013	10.458384	12.515531	19.67%	4,256
2012	9.324356	10.458384	12.16%	4,538
2011	9.784260	9.324356	-4.70%	4,878
2010	8.820316	9.784260	10.93%	4,216

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.213702	13.341246	9.23%	5,328
2018	12.706472	12.213702	-3.88%	5,699
2017	12.103767	12.706472	4.98%	6,096
2016	11.722026	12.103767	3.26%	6,487
2015	11.964218	11.722026	-2.02%	6,894
2014	11.730417	11.964218	1.99%	7,583
2013	11.326218	11.730417	3.57%	8,013
2012	10.675245	11.326218	6.10%	4,134
2011	10.665062	10.675245	0.10%	4,313
2010	10.117462	10.665062	5.41%	4,503
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.179328	12.562511	12.37%	0
2018	12.181625	11.179328	-8.23%	0
2017	10.753745	12.181625	13.28%	0
2016	10.321485	10.753745	4.19%	0
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.472669	13.069077	13.91%	0
2018	12.509431	11.472669	-8.29%	0
2017	10.759508	12.509431	16.26%	0
2016	10.263252	10.759508	4.84%	9,489
2015	10.931527	10.263252	-6.11%	9,821
2014	10.964383	10.931527	-0.30%	10,141
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.610151	15.870608	16.61%	0
2018	14.842214	13.610151	-8.30%	0
2017	13.194055	14.842214	12.49%	0
2016	12.523394	13.194055	5.36%	0
2015	12.825049	12.523394	-2.35%	0
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	13,686
2011	9.995903	9.636061	-3.60%	9,431
2010	9.093523	9.995903	9.92%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.821761	16.674856	20.64%	0
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	368
2014	12.463956	12.863113	3.20%	980
2013	10.161260	12.463956	22.66%	885
2012	8.984882	10.161260	13.09%	780
2011	9.549068	8.984882	-5.91%	1,067
2010	8.538248	9.549068	11.84%	1,253
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.028691	14.698404	12.82%	473
2018	13.861507	13.028691	-6.01%	505
2017	12.780176	13.861507	8.46%	542
2016	12.215391	12.780176	4.62%	576
2015	12.509532	12.215391	-2.35%	612
2014	12.177203	12.509532	2.73%	650
2013	11.091106	12.177203	9.79%	687
2012	10.211873	11.091106	8.61%	721
2011	10.374143	10.211873	-1.56%	756
2010	9.639911	10.374143	7.62%	796
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.183448	15.747074	11.02%	438
2018	17.045717	14.183448	-16.79%	569
2017	14.072567	17.045717	21.13%	5,770
2016	14.100165	14.072567	-0.20%	5,964
2015	14.866112	14.100165	-5.15%	5,964
2014	16.397851	14.866112	-9.34%	6,118
2013	13.833939	16.397851	18.53%	6,359
2012	11.723024	13.833939	18.01%	6,359
2011	13.562540	11.723024	-13.56%	8,277
2010	12.921098	13.562540	4.96%	8,681
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.963581	13.939342	7.53%	90
2018	13.190558	12.963581	-1.72%	91
2017	12.800991	13.190558	3.04%	95
2016	12.310967	12.800991	3.98%	651
2015	12.563599	12.310967	-2.01%	769
2014	12.116550	12.563599	3.69%	995
2013	12.515375	12.116550	-3.19%	848
2012	11.768140	12.515375	6.35%	848
2011	11.185077	11.768140	5.21%	1,260
2010	10.585430	11.185077	5.66%	1,463

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.336247	14.425686	8.17%	1,038
2018	13.712184	13.336247	-2.74%	1,559
2017	13.387989	13.712184	2.42%	1,418
2016	13.125979	13.387989	2.00%	1,250
2015	13.368004	13.125979	-1.81%	1,255
2014	12.913677	13.368004	3.52%	1,470
2013	13.357432	12.913677	-3.32%	1,470
2012	12.634477	13.357432	5.72%	1,571
2011	12.070481	12.634477	4.67%	2,651
2010	11.311614	12.070481	6.71%	4,374
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.403862	12.298303	18.21%	0
2018	11.737177	10.403862	-11.36%	0
2017	10.087253	11.737177	16.36%	0
2016	9.174966	10.087253	9.94%	0
2015*	10.000000	9.174966	-8.25%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.286688	11.931084	15.99%	0
2018	11.306958	10.286688	-9.02%	0
2017	10.063479	11.306958	12.36%	0
2016	9.373686	10.063479	7.36%	0
2015*	10.000000	9.373686	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	21.325654	25.878118	21.35%	3,141
2018	26.165403	21.325654	-18.50%	3,247
2017	18.733822	26.165403	39.67%	3,304
2016	17.620188	18.733822	6.32%	3,520
2015	21.251769	17.620188	-17.09%	4,727
2014	22.786437	21.251769	-6.74%	5,350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	16.280002	17.075908	4.89%	13,622
2018	16.503543	16.280002	-1.35%	21,585
2017	16.378926	16.503543	0.76%	36,924
2016	16.471901	16.378926	-0.56%	39,309
2015	16.707026	16.471901	-1.41%	43,693
2014	16.187452	16.707026	3.21%	50,680
2013	17.093915	16.187452	-5.30%	63,745
2012	16.805888	17.093915	1.71%	78,755
2011	15.874902	16.805888	5.86%	81,097
2010	15.349977	15.874902	3.42%	109,228

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.772421	10.821785	0.46%	68,262
2018	10.765378	10.772421	0.07%	65,454
2017	10.861004	10.765378	-0.88%	47,563
2016	11.002826	10.861004	-1.29%	58,198
2015	11.147745	11.002826	-1.30%	44,354
2014	11.294573	11.147745	-1.30%	50,790
2013	11.443331	11.294573	-1.30%	83,930
2012	11.594459	11.443331	-1.30%	99,599
2011	11.746742	11.594459	-1.30%	135,568
2010	11.901442	11.746742	-1.30%	98,309
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.897909	16.340125	17.57%	276
2018	16.476336	13.897909	-15.65%	3,502
2017	13.097133	16.476336	25.80%	4,585
2016	13.154850	13.097133	-0.44%	4,528
2015	13.748426	13.154850	-4.32%	4,919
2014	13.992261	13.748426	-1.74%	5,050
2013	12.031039	13.992261	16.30%	2,089
2012	10.544124	12.031039	14.10%	2,099
2011	11.838799	10.544124	-10.94%	2,287
2010	10.587452	11.838799	11.82%	67
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.895458	11.837582	19.63%	327
2018	11.675954	9.895458	-15.25%	279
2017	9.504772	11.675954	22.84%	304
2016	9.579509	9.504772	-0.78%	617
2015	9.842403	9.579509	-2.67%	363
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	59
2010	8.365616	8.867807	6.00%	73
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.499479	26.255934	22.12%	8,257
2018	23.900613	21.499479	-10.05%	8,030
2017	20.446358	23.900613	16.89%	8,846
2016	18.923306	20.446358	8.05%	8,565
2015	19.365849	18.923306	-2.29%	8,227
2014	18.689197	19.365849	3.62%	7,897
2013	14.880689	18.689197	25.59%	8,064
2012	13.008386	14.880689	14.39%	14,522
2011	13.718712	13.008386	-5.18%	17,018
2010	12.125482	13.718712	13.14%	16,525

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.545599	18.835814	13.84%	0
2018	17.619165	16.545599	-6.09%	516
2017	16.062681	17.619165	9.69%	516
2016	15.308822	16.062681	4.92%	516
2015	15.537445	15.308822	-1.47%	516
2014	15.051921	15.537445	3.23%	516
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	95
2010	11.539047	12.506867	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.382820	22.945642	18.38%	2,765
2018	20.998256	19.382820	-7.69%	2,765
2017	18.530018	20.998256	13.32%	2,765
2016	17.424857	18.530018	6.34%	2,765
2015	17.748766	17.424857	-1.82%	2,765
2014	17.091735	17.748766	3.84%	2,765
2013	14.491720	17.091735	17.94%	2,765
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.594620	15.778108	8.11%	8,803
2018	15.059473	14.594620	-3.09%	9,269
2017	14.436880	15.059473	4.31%	9,959
2016	14.028384	14.436880	2.91%	10,095
2015	14.175624	14.028384	-1.04%	10,754
2014	13.824513	14.175624	2.54%	16,888
2013	13.361029	13.824513	3.47%	18,299
2012	12.871264	13.361029	3.81%	28,067
2011	12.669107	12.871264	1.60%	29,358
2010	12.121663	12.669107	4.52%	29,942
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.261028	12.559351	11.53%	0
2018	12.090316	11.261028	-6.86%	0
2017	10.741921	12.090316	12.55%	0
2016	10.295392	10.741921	4.34%	0
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.561261	13.150952	13.75%	0
2018	12.469311	11.561261	-7.28%	0
2017	10.800929	12.469311	15.45%	0
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.721954	21.757603	16.21%	49,661
2018	20.112294	18.721954	-6.91%	56,796
2017	18.043956	20.112294	11.46%	61,679
2016	17.062222	18.043956	5.75%	67,612
2015	17.344999	17.062222	-1.63%	70,357
2014	16.707801	17.344999	3.81%	78,682
2013	14.514442	16.707801	15.11%	88,664
2012	13.271179	14.514442	9.37%	89,868
2011	13.451045	13.271179	-1.34%	96,620
2010	12.287158	13.451045	9.47%	122,779
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.541262	24.699720	20.24%	8,671
2018	22.556159	20.541262	-8.93%	11,497
2017	19.585756	22.556159	15.17%	11,468
2016	18.291615	19.585756	7.08%	13,046
2015	18.668782	18.291615	-2.02%	15,163
2014	18.021349	18.668782	3.59%	18,933
2013	14.919941	18.021349	20.79%	23,100
2012	13.288387	14.919941	12.28%	29,933
2011	13.755584	13.288387	-3.40%	42,314
2010	12.351443	13.755584	11.37%	45,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.904197	18.934030	12.01%	1,724
2018	17.792058	16.904197	-4.99%	1,798
2017	16.505393	17.792058	7.80%	2,674
2016	15.819996	16.505393	4.33%	3,027
2015	16.033270	15.819996	-1.33%	5,106
2014	15.509387	16.033270	3.38%	13,105
2013	14.221146	15.509387	9.06%	17,553
2012	13.336642	14.221146	6.63%	25,666
2011	13.238865	13.336642	0.74%	25,916
2010	12.360498	13.238865	7.11%	28,504
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.473601	4.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.774452	7.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.606762	23.971652	28.83%	1,426
2018	19.451750	18.606762	-4.34%	1,471
2017	15.135607	19.451750	28.52%	1,568
2016	15.005825	15.135607	0.86%	2,761
2015	14.698653	15.005825	2.09%	2,942
2014	13.484981	14.698653	9.00%	4,629
2013	10.139854	13.484981	32.99%	5,836
2012	8.829654	10.139854	14.84%	6,323
2011	9.213458	8.829654	-4.17%	8,602
2010	8.081308	9.213458	14.01%	10,546
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.204442	13.156638	17.42%	0
2018	11.927824	11.204442	-6.06%	0
2017	10.280032	11.927824	16.03%	0
2016	9.594931	10.280032	7.14%	0
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.574287	15.139071	20.40%	0
2018	13.077557	12.574287	-3.85%	0
2017	10.887163	13.077557	20.12%	0
2016	10.023328	10.887163	8.62%	0
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.580755	40.178673	35.83%	42,687
2018	30.358968	29.580755	-2.56%	50,641
2017	24.159142	30.358968	25.66%	57,071
2016	23.618552	24.159142	2.29%	67,263
2015	22.769969	23.618552	3.73%	71,555
2014	21.203967	22.769969	7.39%	82,638
2013	15.715168	21.203967	34.93%	88,178
2012	13.415824	15.715168	17.14%	99,990
2011	13.902694	13.415824	-3.50%	121,255
2010	12.946450	13.902694	7.39%	180,637
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.567497	30.783854	25.30%	13,853
2018	27.460033	24.567497	-10.53%	15,405
2017	25.599792	27.460033	7.27%	20,121
2016	21.534658	25.599792	18.88%	24,660
2015	22.792819	21.534658	-5.52%	27,818
2014	20.414865	22.792819	11.65%	30,047
2013	15.681451	20.414865	30.18%	34,758
2012	13.856715	15.681451	13.17%	40,564
2011	13.948645	13.856715	-0.66%	45,178
2010	12.455269	13.948645	11.99%	65,384

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	49.857026	61.831690	24.02%	6,618
2018	57.007291	49.857026	-12.54%	8,762
2017	49.884632	57.007291	14.28%	9,526
2016	42.015243	49.884632	18.73%	9,756
2015	43.675478	42.015243	-3.80%	10,565
2014	40.441032	43.675478	8.00%	11,888
2013	30.796005	40.441032	31.32%	12,524
2012	26.561458	30.796005	15.94%	18,398
2011	27.613148	26.561458	-3.81%	18,988
2010	22.168141	27.613148	24.56%	21,207
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.708755	10.018012	15.03%	1,677
2018	10.652308	8.708755	-18.25%	1,893
2017	8.779497	10.652308	21.33%	2,179
2016	8.453107	8.779497	3.86%	2,892
2015	9.026563	8.453107	-6.35%	2,923
2014*	10.000000	9.026563	-9.73%	2,960
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.789925	22.018997	23.77%	736
2018	20.387487	17.789925	-12.74%	1,060
2017	18.033600	20.387487	13.05%	1,175
2016	15.703014	18.033600	14.84%	1,108
2015	16.427506	15.703014	-4.41%	973
2014	15.059861	16.427506	9.08%	1,023
2013	11.265723	15.059861	33.68%	1,029
2012	9.688842	11.265723	16.28%	1,030
2011	10.423944	9.688842	-7.05%	965
2010*	10.000000	10.423944	4.24%	2,169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.737858	18.197165	23.47%	700
2018	16.929698	14.737858	-12.95%	700
2017	14.998075	16.929698	12.88%	700
2016	13.094066	14.998075	14.54%	700
2015	13.738665	13.094066	-4.69%	850
2014	12.626278	13.738665	8.81%	898
2013	9.474025	12.626278	33.27%	915
2012	8.163084	9.474025	16.06%	1,116
2011	8.806953	8.163084	-7.31%	1,588
2010	7.914167	8.806953	11.28%	3,847

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.687973	22.843465	22.24%	14,447
2018	21.803904	18.687973	-14.29%	14,101
2017	19.404857	21.803904	12.36%	15,813
2016	16.718352	19.404857	16.07%	18,924
2015	17.441873	16.718352	-4.15%	19,944
2014	15.101350	17.441873	15.50%	20,743
2013	11.276879	15.101350	33.91%	22,573
2012	9.820513	11.276879	14.83%	23,903
2011	10.186047	9.820513	-3.59%	28,704
2010	8.626530	10.186047	18.08%	38,069
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	26.487970	35.480188	33.95%	1,834
2018	29.153665	26.487970	-9.14%	2,260
2017	23.643343	29.153665	23.31%	2,522
2016	22.117092	23.643343	6.90%	2,466
2015	22.240245	22.117092	-0.55%	3,667
2014	21.916969	22.240245	1.48%	3,746
2013	15.389494	21.916969	42.42%	4,371
2012	13.745569	15.389494	11.96%	4,883
2011	14.017124	13.745569	-1.94%	5,545
2010	11.320708	14.017124	23.82%	8,619
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	53.190018	62.473661	17.45%	1,589
2018	64.896893	53.190018	-18.04%	2,445
2017	60.285421	64.896893	7.65%	3,216
2016	48.499920	60.285421	24.30%	3,569
2015	52.287792	48.499920	-7.24%	3,993
2014	49.500513	52.287792	5.63%	4,254
2013	35.720804	49.500513	38.58%	5,392
2012	30.048777	35.720804	18.88%	6,531
2011	32.069864	30.048777	-6.30%	6,633
2010	25.664079	32.069864	24.96%	10,214
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	46.731888	57.954451	24.01%	8,527
2018	54.198530	46.731888	-13.78%	8,839
2017	48.384461	54.198530	12.02%	9,099
2016	39.908058	48.384461	21.24%	11,336
2015	41.105889	39.908058	-2.91%	11,670
2014	41.310578	41.105889	-0.50%	13,546
2013	29.703615	41.310578	39.08%	14,883
2012	26.056338	29.703615	14.00%	16,029
2011	27.952739	26.056338	-6.78%	17,292
2010	22.598710	27.952739	23.69%	19,858

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.750075	22.075677	24.37%	74
2018	19.090671	17.750075	-7.02%	75
2017	16.305544	19.090671	17.08%	80
2016	15.002665	16.305544	8.68%	697
2015	15.249664	15.002665	-1.62%	697
2014	13.969381	15.249664	9.16%	965
2013	10.199373	13.969381	36.96%	1,404
2012	9.268273	10.199373	10.05%	1,404
2011	9.698486	9.268273	-4.44%	2,808
2010	7.951186	9.698486	21.98%	2,960
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.240209	18.370346	29.00%	5,034
2018	15.017905	14.240209	-5.18%	5,804
2017	14.286910	15.017905	5.12%	8,556
2016	13.483703	14.286910	5.96%	10,152
2015	14.434619	13.483703	-6.59%	10,670
2014	11.347081	14.434619	27.21%	15,095
2013	11.156789	11.347081	1.71%	19,811
2012	9.762846	11.156789	14.28%	20,758
2011	9.287398	9.762846	5.12%	23,896
2010	7.228034	9.287398	28.49%	30,522
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.067288	20.749103	29.14%	1,026
2018	17.114133	16.067288	-6.12%	1,140
2017	14.303136	17.114133	19.65%	1,194
2016	13.008544	14.303136	9.95%	0
2015	13.056769	13.008544	-0.37%	0
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.469473	10.755725	2.73%	236
2018	10.521816	10.469473	-0.50%	861
2017	10.494294	10.521816	0.26%	1,070
2016	10.373648	10.494294	1.16%	2,042
2015	10.546244	10.373648	-1.64%	2,267
2014	10.632633	10.546244	-0.81%	2,385
2013	10.761332	10.632633	-1.20%	4,378
2012	10.532312	10.761332	2.17%	2,998
2011	10.533921	10.532312	-0.02%	3,064
2010	10.420495	10.533921	1.09%	3,464

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.326130	17.669232	23.34%	131
2018	16.373188	14.326130	-12.50%	0
2017	14.528012	16.373188	12.70%	0
2016	12.177331	14.528012	19.30%	0
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.709441	23.990976	35.47%	8,422
2018	19.263830	17.709441	-8.07%	8,980
2017	15.278796	19.263830	26.08%	11,816
2016	14.539443	15.278796	5.09%	13,405
2015	14.758263	14.539443	-1.48%	24,562
2014	14.372720	14.758263	2.68%	33,830
2013	10.480364	14.372720	37.14%	40,625
2012	9.241391	10.480364	13.41%	41,529
2011	9.776372	9.241391	-5.47%	45,859
2010	7.810388	9.776372	25.17%	57,641
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.167679	14.602755	30.76%	195
2018	12.109801	11.167679	-7.78%	204
2017	9.849517	12.109801	22.95%	216
2016	9.580198	9.849517	2.81%	226
2015*	10.000000	9.580198	-4.20%	237
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.411650	10.655168	2.34%	106
2018	10.442933	10.411650	-0.30%	736
2017	10.486639	10.442933	-0.42%	1,539
2016	10.496405	10.486639	-0.09%	906
2015	10.615156	10.496405	-1.12%	926
2014	10.689776	10.615156	-0.70%	2,724
2013	10.764190	10.689776	-0.69%	3,098
2012	10.426179	10.764190	3.24%	3,153
2011	10.532710	10.426179	-1.01%	3,565
2010	10.135756	10.532710	3.92%	7,832
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.960159	29.770170	24.25%	1,867
2018	25.752077	23.960159	-6.96%	1,901
2017	22.030243	25.752077	16.89%	1,940
2016	20.316032	22.030243	8.44%	1,974
2015	20.679506	20.316032	-1.76%	2,007
2014	18.981257	20.679506	8.95%	2,033
2013	13.975804	18.981257	35.82%	2,103
2012	12.759393	13.975804	9.53%	2,174
2011	13.337975	12.759393	-4.34%	1,915
2010	10.999572	13.337975	21.26%	1,971

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.857233	11.974557	10.29%	3,222
2018	11.634778	10.857233	-6.68%	3,842
2017	10.396674	11.634778	11.91%	3,842
2016	9.329288	10.396674	11.44%	5,932
2015	10.408498	9.329288	-10.37%	6,005
2014	10.497838	10.408498	-0.85%	12,635
2013	10.624494	10.497838	-1.19%	1,084
2012*	10.000000	10.624494	6.24%	1,328
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.632313	12.031737	13.16%	0
2018	11.319328	10.632313	-6.07%	0
2017	10.446335	11.319328	8.36%	0
2016	9.348339	10.446335	11.75%	0
2015	9.700922	9.348339	-3.63%	0
2014*	10.000000	9.700922	-2.99%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.465432	12.099198	5.53%	119
2018	12.110606	11.465432	-5.33%	154
2017	11.080258	12.110606	9.30%	154
2016	10.909064	11.080258	1.57%	154
2015	11.907130	10.909064	-8.38%	154
2014	12.027758	11.907130	-1.00%	2,889
2013	13.042689	12.027758	-7.78%	11,728
2012	12.557857	13.042689	3.86%	11,728
2011	11.735153	12.557857	7.01%	11,760
2010	10.870871	11.735153	7.95%	12,108
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.325917	11.617299	2.57%	366
2018	11.448769	11.325917	-1.07%	713
2017	11.455698	11.448769	-0.06%	738
2016	11.456652	11.455698	-0.01%	888
2015	11.583367	11.456652	-1.09%	978
2014	11.648781	11.583367	-0.56%	2,115
2013	11.829684	11.648781	-1.53%	10,062
2012	11.334165	11.829684	4.37%	19,029
2011	11.368465	11.334165	-0.30%	16,242
2010	10.950340	11.368465	3.82%	16,193

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.439275	14.383453	7.03%	0
2018	13.925430	13.439275	-3.49%	0
2017	13.609948	13.925430	2.32%	0
2016	13.108785	13.609948	3.82%	0
2015	13.650653	13.108785	-3.97%	0
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.224159	10.363327	1.36%	291
2018	10.213804	10.224159	0.10%	0
2017	10.114803	10.213804	0.98%	0
2016*	10.000000	10.114803	1.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.562821	16.643878	6.95%	0
2018	15.853864	15.562821	-1.84%	0
2017	15.308687	15.853864	3.56%	0
2016	15.104120	15.308687	1.35%	0
2015	15.236698	15.104120	-0.87%	0
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.932460	11.680251	6.84%	7,376
2018	11.148048	10.932460	-1.93%	8,712
2017	10.775420	11.148048	3.46%	9,160
2016	10.642012	10.775420	1.25%	1,816
2015	10.746116	10.642012	-0.97%	1,854
2014	10.452058	10.746116	2.81%	1,902
2013	10.811694	10.452058	-3.33%	3,020
2012	10.004024	10.811694	8.07%	1,332
2011*	10.000000	10.004024	0.04%	597
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.808295	12.115798	23.53%	0
2018	12.286680	9.808295	-20.17%	0
2017	9.834084	12.286680	24.94%	0
2016*	10.000000	9.834084	-1.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.603867	14.872150	18.00%	0
2018	14.040874	12.603867	-10.23%	0
2017	13.524079	14.040874	3.82%	0
2016	11.445569	13.524079	18.16%	0
2015	13.246627	11.445569	-13.60%	0
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.971167	44.398632	26.96%	2,109
2018	35.133185	34.971167	-0.46%	2,560
2017	27.959682	35.133185	25.66%	2,568
2016	31.726679	27.959682	-11.87%	2,012
2015	28.580474	31.726679	11.01%	806
2014	22.066684	28.580474	29.52%	713
2013	14.854028	22.066684	48.56%	638
2012	11.488675	14.854028	29.29%	483
2011	10.544560	11.488675	8.95%	483
2010*	10.000000	10.544560	5.45%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	51.803932	66.774367	28.90%	529
2018	68.602617	51.803932	-24.49%	663
2017	46.018047	68.602617	49.08%	663
2016	46.574700	46.018047	-1.20%	805
2015	54.865338	46.574700	-15.11%	1,303
2014	55.819633	54.865338	-1.71%	1,679
2013	50.486228	55.819633	10.56%	1,915
2012	39.406309	50.486228	28.12%	2,636
2011	53.762017	39.406309	-26.70%	2,620
2010	42.943373	53.762017	25.19%	2,630
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.294856	5.829420	10.10%	0
2018	7.495412	5.294856	-29.36%	449
2017	7.746583	7.495412	-3.24%	449
2016	5.472537	7.746583	41.55%	449
2015	8.353783	5.472537	-34.49%	1,035
2014	10.494193	8.353783	-20.40%	633
2013	9.639938	10.494193	8.86%	1,755
2012*	10.000000	9.639938	-3.60%	923

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	26.932678	29.737607	10.41%	701
2018	38.048834	26.932678	-29.22%	711
2017	39.214476	38.048834	-2.97%	872
2016	27.645589	39.214476	41.85%	881
2015	42.087077	27.645589	-34.31%	919
2014	52.711778	42.087077	-20.16%	1,182
2013	48.316428	52.711778	9.10%	1,185
2012	47.351010	48.316428	2.04%	1,189
2011	57.419739	47.351010	-17.54%	123
2010	45.015030	57.419739	27.56%	123
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.747891	23.756680	26.72%	2,029
2018	21.910946	18.747891	-14.44%	2,959
2017	17.554463	21.910946	24.82%	3,110
2016	17.118202	17.554463	2.55%	3,511
2015	17.901088	17.118202	-4.37%	4,744
2014	16.458213	17.901088	8.77%	8,380
2013	12.450615	16.458213	32.19%	15,131
2012	10.848886	12.450615	14.76%	15,720
2011	11.796908	10.848886	-8.04%	17,680
2010	10.638886	11.796908	10.88%	23,153
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.794517	7.95%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.850241	36.777424	23.21%	386
2018	29.854838	29.850241	-0.02%	386
2017	24.032522	29.854838	24.23%	386
2016	22.597610	24.032522	6.35%	386
2015	23.574819	22.597610	-4.15%	386
2014	24.342431	23.574819	-3.15%	386
2013	16.416717	24.342431	48.28%	386
2012	15.419739	16.416717	6.47%	477
2011	16.375138	15.419739	-5.83%	701
2010	13.086941	16.375138	25.13%	1,723

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.793009	13.406891	13.69%	0
2018	12.903356	11.793009	-8.61%	0
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	853
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.656240	8.820984	15.21%	0
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	17.842166	21.104355	18.28%	1,933
2018	21.353909	17.842166	-16.45%	3,784
2017	19.180591	21.353909	11.33%	3,974
2016	15.579730	19.180591	23.11%	5,202
2015	16.746501	15.579730	-6.97%	3,780
2014	15.581719	16.746501	7.48%	4,120
2013	11.475886	15.581719	35.78%	7,666
2012	9.819678	11.475886	16.87%	6,235
2011	10.893002	9.819678	-9.85%	6,344
2010	8.722650	10.893002	24.88%	8,284
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.232602	14.216082	7.43%	5,632
2018	13.803775	13.232602	-4.14%	5,749
2017	13.496597	13.803775	2.28%	6,099
2016	13.105780	13.496597	2.98%	5,730
2015	13.621321	13.105780	-3.78%	6,349
2014	13.366657	13.621321	1.91%	8,031
2013	14.804972	13.366657	-9.72%	10,592
2012	13.975831	14.804972	5.93%	20,361
2011	12.677558	13.975831	10.24%	22,783
2010	12.225190	12.677558	3.70%	20,927
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	25.470479	31.144335	22.28%	15,568
2018	27.725048	25.470479	-8.13%	17,047
2017	23.324917	27.725048	18.86%	18,366
2016	20.834029	23.324917	11.96%	23,009
2015	22.376880	20.834029	-6.89%	27,067
2014	20.162123	22.376880	10.98%	28,673
2013	15.047642	20.162123	33.99%	30,528
2012	13.293928	15.047642	13.19%	42,775
2011	13.068760	13.293928	1.72%	50,117
2010	11.605666	13.068760	12.61%	49,365

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	18.457274	23.382997	26.69%	0
2018	22.070757	18.457274	-16.37%	0
2017	17.050842	22.070757	29.44%	0
2016	18.289175	17.050842	-6.77%	0
2015	18.399963	18.289175	-0.60%	0
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.185779	28.266219	27.41%	7,568
2018	25.803205	22.185779	-14.02%	7,719
2017	23.416875	25.803205	10.19%	7,226
2016	19.320661	23.416875	21.20%	8,414
2015	19.869759	19.320661	-2.76%	5,831
2014	17.300391	19.869759	14.85%	9,085
2013	13.478073	17.300391	28.36%	7,095
2012	11.745193	13.478073	14.75%	7,488
2011	11.988741	11.745193	-2.03%	8,943
2010	10.190630	11.988741	17.64%	7,734
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	33.948466	42.544013	25.32%	0
2018	37.882173	33.948466	-10.38%	0
2017	35.310323	37.882173	7.28%	0
2016	29.707961	35.310323	18.86%	0
2015	31.331528	29.707961	-5.18%	0
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.381120	11.763032	13.31%	1,722
2018	10.836995	10.381120	-4.21%	672
2017	10.258728	10.836995	5.64%	1,552
2016	9.217194	10.258728	11.30%	691
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.869171	10.626490	7.67%	70
2018	10.077667	9.869171	-2.07%	0
2017	9.897857	10.077667	1.82%	0
2016	9.792122	9.897857	1.08%	0
2015*	10.000000	9.792122	-2.08%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.733519	14.753761	25.74%	1,211
2018	12.847824	11.733519	-8.67%	1,137
2017	11.179574	12.847824	14.92%	0
2016	9.764095	11.179574	14.50%	0
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.643143	18.171972	16.17%	686
2018	17.158871	15.643143	-8.83%	692
2017	15.296183	17.158871	12.18%	4,659
2016	14.936588	15.296183	2.41%	7,400
2015	15.294106	14.936588	-2.34%	8,104
2014	15.209523	15.294106	0.56%	9,543
2013	13.475079	15.209523	12.87%	9,091
2012	12.421855	13.475079	8.48%	9,410
2011	13.067152	12.421855	-4.94%	6,437
2010	12.067934	13.067152	8.28%	4,115
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.230341	13.278438	18.24%	0
2018	13.502950	11.230341	-16.83%	0
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.446168	35.501158	20.56%	3,349
2018	32.794953	29.446168	-10.21%	3,317
2017	29.574284	32.794953	10.89%	3,605
2016	23.843593	29.574284	24.03%	4,559
2015	24.746371	23.843593	-3.65%	6,862
2014	23.862879	24.746371	3.70%	7,118
2013	17.190298	23.862879	38.82%	8,520
2012	15.056008	17.190298	14.18%	8,075
2011	15.176213	15.056008	-0.79%	9,522
2010	12.226094	15.176213	24.13%	11,587
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	26.977388	34.767394	28.88%	41,966
2018	28.677972	26.977388	-5.93%	46,290
2017	23.917535	28.677972	19.90%	60,066
2016	21.703149	23.917535	10.20%	66,831
2015	21.759255	21.703149	-0.26%	75,861
2014	19.446442	21.759255	11.89%	81,764
2013	14.930538	19.446442	30.25%	90,922
2012	13.077254	14.930538	14.17%	109,404
2011	13.011532	13.077254	0.51%	131,619
2010	11.485265	13.011532	13.29%	168,519

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	20.667938	27.394323	32.55%	9,742
2018	21.917174	20.667938	-5.70%	12,823
2017	19.262569	21.917174	13.78%	12,984
2016	17.690355	19.262569	8.89%	12,376
2015	18.524250	17.690355	-4.50%	14,725
2014	16.551165	18.524250	11.92%	14,492
2013	12.488505	16.551165	32.53%	12,465
2012	11.305934	12.488505	10.46%	14,005
2011	11.357968	11.305934	-0.46%	15,919
2010	10.027613	11.357968	13.27%	20,980
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	25.621347	34.324167	33.97%	13,735
2018	27.884681	25.621347	-8.12%	14,025
2017	22.197876	27.884681	25.62%	14,284
2016	20.852617	22.197876	6.45%	18,160
2015	21.672969	20.852617	-3.79%	18,821
2014	20.324933	21.672969	6.63%	18,492
2013	17.012719	20.324933	19.47%	19,325
2012	15.617148	17.012719	8.94%	21,610
2011	14.521692	15.617148	7.54%	20,047
2010	12.765013	14.521692	13.76%	19,761
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	18.284660	21.966174	20.13%	0
2018	22.906271	18.284660	-20.18%	0
2017	18.622700	22.906271	23.00%	0
2016	16.124239	18.622700	15.50%	0
2015	16.725731	16.124239	-3.60%	0
2014	16.688563	16.725731	0.22%	0
2013	11.388066	16.688563	46.54%	0
2012	9.575238	11.388066	18.93%	0
2011	11.265927	9.575238	-15.01%	0
2010	8.707570	11.265927	29.38%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.662869	11.107420	14.95%	0
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.735927	17.306633	26.00%	154
2018	16.765808	13.735927	-18.07%	147
2017	15.206604	16.765808	10.25%	69
2016	11.758795	15.206604	29.32%	67
2015	12.743222	11.758795	-7.73%	0
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.461771	11.051106	5.63%	9,649
2018	10.614841	10.461771	-1.44%	16,249
2017	10.401626	10.614841	2.05%	14,244
2016	9.677816	10.401626	7.48%	11,459
2015	9.908563	9.677816	-2.33%	942
2014*	10.000000	9.908563	-0.91%	23,099
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	18.137927	19.582812	7.97%	24,485
2018	18.497193	18.137927	-1.94%	25,516
2017	18.022340	18.497193	2.63%	26,014
2016	17.595412	18.022340	2.43%	29,001
2015	17.879734	17.595412	-1.59%	30,220
2014	17.462055	17.879734	2.39%	34,292
2013	17.519704	17.462055	-0.33%	46,346
2012	16.186390	17.519704	8.24%	52,154
2011	16.042727	16.186390	0.90%	71,635
2010	14.987624	16.042727	7.04%	82,839
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.242252	10.504708	27.45%	1,277
2018*	10.000000	8.242252	-17.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.240696	17.440420	14.43%	133
2018	16.111721	15.240696	-5.41%	3,346
2017	14.453855	16.111721	11.47%	3,185
2016	13.916656	14.453855	3.86%	4,385
2015	14.151227	13.916656	-1.66%	3,963
2014	13.746966	14.151227	2.94%	3,963
2013	12.289221	13.746966	11.86%	5,595
2012	11.154354	12.289221	10.17%	5,059
2011	11.338883	11.154354	-1.63%	3,963
2010	10.195394	11.338883	11.22%	3,205
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.365152	18.190632	18.39%	2,254
2018	16.566835	15.365152	-7.25%	561
2017	14.418107	16.566835	14.90%	561
2016	13.782086	14.418107	4.61%	3,706
2015	14.022071	13.782086	-1.71%	3,520
2014	13.580533	14.022071	3.25%	3,336
2013	11.872166	13.580533	14.39%	839
2012	10.632757	11.872166	11.66%	271
2011	10.900559	10.632757	-2.46%	904
2010	9.648611	10.900559	12.98%	3,559

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.909829	19.520588	22.70%	281
2018	17.509318	15.909829	-9.14%	281
2017	14.690093	17.509318	19.19%	0
2016	13.979113	14.690093	5.09%	0
2015	14.218184	13.979113	-1.68%	0
2014	13.744581	14.218184	3.45%	0
2013	11.467459	13.744581	19.86%	581
2012	10.066257	11.467459	13.92%	0
2011	10.486471	10.066257	-4.01%	4,604
2010	9.163717	10.486471	14.43%	5,008
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.264219	13.791881	22.44%	229
2018	11.949937	11.264219	-5.74%	229
2017	10.431782	11.949937	14.55%	0
2016*	10.000000	10.431782	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	38.012372	49.292495	29.67%	0
2018	41.208834	38.012372	-7.76%	0
2017	34.305292	41.208834	20.12%	0
2016	32.223929	34.305292	6.46%	0
2015	32.483697	32.223929	-0.80%	0
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.006869	10.07%	114
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.736526	8.381868	8.34%	11,991
2018	10.425087	7.736526	-25.79%	12,819
2017	10.868998	10.425087	-4.08%	17,356
2016	8.252280	10.868998	31.71%	18,896
2015	10.555660	8.252280	-21.82%	19,500
2014	12.266121	10.555660	-13.94%	20,632
2013	10.015617	12.266121	22.47%	24,373
2012	9.694050	10.015617	3.32%	26,533
2011	10.365409	9.694050	-6.48%	27,301
2010	8.817909	10.365409	17.55%	28,493

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	25.082696	31.505381	25.61%	30,908
2018	27.759844	25.082696	-9.64%	34,756
2017	24.944592	27.759844	11.29%	37,432
2016	21.445615	24.944592	16.32%	41,929
2015	22.665829	21.445615	-5.38%	47,431
2014	21.147463	22.665829	7.18%	50,145
2013	16.745892	21.147463	26.28%	64,396
2012	14.485799	16.745892	15.60%	73,892
2011	14.558594	14.485799	-0.50%	89,254
2010	12.822952	14.558594	13.54%	115,648
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.601602	14.841900	27.93%	1,597
2018	12.951879	11.601602	-10.43%	0
2017	11.258405	12.951879	15.04%	0
2016*	10.000000	11.258405	12.58%	3,183
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	25.788870	35.794638	38.80%	0
2018	23.270801	25.788870	10.82%	0
2017	17.550701	23.270801	32.59%	0
2016	17.746394	17.550701	-1.10%	0
2015	17.054417	17.746394	4.06%	0
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	28.615572	37.879410	32.37%	30,736
2018	29.089499	28.615572	-1.63%	35,246
2017	21.841282	29.089499	33.19%	37,523
2016	21.982488	21.841282	-0.64%	37,599
2015	20.815277	21.982488	5.61%	38,561
2014	18.976948	20.815277	9.69%	42,053
2013	14.123356	18.976948	34.37%	48,081
2012	12.499038	14.123356	13.00%	54,564
2011	12.651861	12.499038	-1.21%	66,247
2010	10.337912	12.651861	22.38%	80,057

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.614915	19.969806	13.37%	13,751
2018	18.524286	17.614915	-4.91%	13,989
2017	17.537035	18.524286	5.63%	14,118
2016	15.542531	17.537035	12.83%	14,438
2015	16.370073	15.542531	-5.06%	16,390
2014	16.417672	16.370073	-0.29%	13,186
2013	15.719020	16.417672	4.44%	14,183
2012	13.953786	15.719020	12.65%	15,508
2011	13.609972	13.953786	2.53%	25,197
2010	12.124453	13.609972	12.25%	28,445
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.557043	15.736430	8.10%	8,582
2018	14.851235	14.557043	-1.98%	7,330
2017	14.452922	14.851235	2.76%	7,503
2016	14.002143	14.452922	3.22%	9,696
2015	14.294645	14.002143	-2.05%	11,475
2014	13.701852	14.294645	4.33%	12,479
2013	14.156871	13.701852	-3.21%	13,474
2012	13.568328	14.156871	4.34%	17,838
2011	12.828733	13.568328	5.77%	19,684
2010	12.076844	12.828733	6.23%	21,243
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.747616	21.595835	21.68%	9,182
2018	21.077601	17.747616	-15.80%	11,691
2017	17.700517	21.077601	19.08%	11,898
2016	16.003604	17.700517	10.60%	12,169
2015	16.469632	16.003604	-2.83%	12,265
2014	15.720897	16.469632	4.76%	12,793
2013	11.712215	15.720897	34.23%	16,521
2012	10.346673	11.712215	13.20%	25,463
2011	11.746913	10.346673	-11.92%	30,201
2010	9.251935	11.746913	26.97%	30,964
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.666076	23.509982	25.95%	6,073
2018	22.232256	18.666076	-16.04%	6,837
2017	17.321268	22.232256	28.35%	7,180
2016	18.505429	17.321268	-6.40%	7,770
2015	18.126006	18.505429	2.09%	7,970
2014	20.006826	18.126006	-9.40%	880
2013	15.555301	20.006826	28.62%	917
2012	13.081522	15.555301	18.91%	922
2011	16.020275	13.081522	-18.34%	1,054
2010	14.372058	16.020275	11.47%	1,179
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.408982	11.412111	21.29%	141
2018	10.196671	9.408982	-7.72%	7
2017*	10.000000	10.196671	1.97%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.208286	29.421235	32.48%	1,736
2018	27.233903	22.208286	-18.45%	1,160
2017	23.156939	27.233903	17.61%	1,784
2016	21.440675	23.156939	8.00%	1,634
2015	22.418957	21.440675	-4.36%	2,756
2014	21.300268	22.418957	5.25%	2,780
2013	16.552264	21.300268	28.68%	2,849
2012	13.201500	16.552264	25.38%	4,126
2011	14.680826	13.201500	-10.08%	6,613
2010	11.768316	14.680826	24.75%	6,538
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.836000	15.177431	18.24%	0
2018	14.402300	12.836000	-10.88%	0
2017	13.037157	14.402300	10.47%	0
2016	11.676101	13.037157	11.66%	3,836
2015	12.620008	11.676101	-7.48%	3,836
2014	12.438455	12.620008	1.46%	4,762
2013	10.187087	12.438455	22.10%	3,442
2012	8.953922	10.187087	13.77%	269
2011	9.218340	8.953922	-2.87%	3,907
2010	8.475367	9.218340	8.77%	1,058
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.100690	18.434027	14.49%	8,001
2018	17.056373	16.100690	-5.60%	8,162
2017	15.764238	17.056373	8.20%	8,072
2016	14.014111	15.764238	12.49%	11,558
2015	15.284102	14.014111	-8.31%	11,821
2014	14.809675	15.284102	3.20%	26,654
2013	13.175492	14.809675	12.40%	17,844
2012	11.856123	13.175492	11.13%	22,628
2011	11.738165	11.856123	1.00%	18,135
2010	10.560423	11.738165	11.15%	21,918
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.947525	21.123811	24.64%	4,971
2018	19.720081	16.947525	-14.06%	3,519
2017	18.064946	19.720081	9.16%	3,536
2016	14.065411	18.064946	28.44%	7,231
2015	15.395158	14.065411	-8.64%	4,300
2014	15.517245	15.395158	-0.79%	4,579
2013	11.545575	15.517245	34.40%	6,032
2012	9.886094	11.545575	16.79%	7,402
2011	10.412660	9.886094	-5.06%	9,267
2010	8.231833	10.412660	26.49%	12,852

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.878542	12.346845	24.99%	2,434
2018	11.893068	9.878542	-16.94%	5,300
2017	8.585843	11.893068	38.52%	9,462
2016	7.410485	8.585843	15.86%	7,182
2015	9.343599	7.410485	-20.69%	4,393
2014*	10.000000	9.343599	-6.56%	4,419
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	16.120886	17.944812	11.31%	0
2018	19.287869	16.120886	-16.42%	0
2017	16.707421	19.287869	15.44%	0
2016	15.755371	16.707421	6.04%	0
2015	17.046353	15.755371	-7.57%	0
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.106225	8.998713	11.01%	1,852
2018	9.718538	8.106225	-16.59%	2,065
2017	8.441923	9.718538	15.12%	2,013
2016	7.984248	8.441923	5.73%	1,877
2015	8.655505	7.984248	-7.76%	1,764
2014*	10.000000	8.655505	-13.44%	2,157
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.687656	9.749239	0.64%	10,787
2018	9.634275	9.687656	0.55%	14,113
2017	9.581245	9.634275	0.55%	17,301
2016	9.434766	9.581245	1.55%	23,669
2015	9.994111	9.434766	-5.60%	27,658
2014*	10.000000	9.994111	-0.06%	34,435
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.823232	13.055855	10.43%	0
2018	12.529171	11.823232	-5.63%	0
2017	11.227984	12.529171	11.59%	0
2016	10.908081	11.227984	2.93%	0
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.402612	10.093972	7.35%	673
2018*	10.000000	9.402612	-5.97%	816

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.661230	10.008603	3.60%	537
2018	10.317760	9.661230	-6.36%	652
2017	10.087884	10.317760	2.28%	0
2016	10.275245	10.087884	-1.82%	11
2015	10.226781	10.275245	0.47%	0
2014	9.905190	10.226781	3.25%	0
2013*	10.000000	9.905190	-0.95%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.049486	15.628352	19.76%	0
2018	14.405911	13.049486	-9.42%	0
2017	12.691431	14.405911	13.51%	0
2016	11.655282	12.691431	8.89%	0
2015	11.894023	11.655282	-2.01%	0
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.320635	22.674728	30.91%	0
2018	18.901479	17.320635	-8.36%	0
2017	15.368172	18.901479	22.99%	0
2016	14.337294	15.368172	7.19%	0
2015	14.545055	14.337294	-1.43%	0
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.268086	19.275753	18.49%	0
2018	17.494009	16.268086	-7.01%	0
2017	15.502343	17.494009	12.85%	0
2016	14.547918	15.502343	6.56%	0
2015	14.731217	14.547918	-1.24%	0
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.055985	22.040723	22.07%	0
2018	20.480535	18.055985	-11.84%	0
2017	18.087551	20.480535	13.23%	0
2016	14.940651	18.087551	21.06%	0
2015	15.892163	14.940651	-5.99%	0
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.609981	20.508573	10.20%	0
2018	19.677114	18.609981	-5.42%	0
2017	18.775258	19.677114	4.80%	0
2016	16.194443	18.775258	15.94%	0
2015	17.091614	16.194443	-5.25%	0
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.449557	23.518994	20.92%	0
2018	22.576584	19.449557	-13.85%	0
2017	22.068528	22.576584	2.30%	0
2016	17.668723	22.068528	24.90%	0
2015	19.179918	17.668723	-7.88%	0
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.227938	24.033068	24.99%	0
2018	22.398760	19.227938	-14.16%	0
2017	19.967192	22.398760	12.18%	0
2016	15.967641	19.967192	25.05%	0
2015	17.366004	15.967641	-8.05%	0
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.815663	22.088590	23.98%	0
2018	20.135883	17.815663	-11.52%	0
2017	16.677978	20.135883	20.73%	0
2016	14.900672	16.677978	11.93%	0
2015	15.302668	14.900672	-2.63%	0
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.000981	25.102948	32.11%	0
2018	19.988956	19.000981	-4.94%	0
2017	15.573110	19.988956	28.36%	0
2016	14.519410	15.573110	7.26%	0
2015	13.952084	14.519410	4.07%	0
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.833159	24.058721	34.91%	0
2018	18.758463	17.833159	-4.93%	0
2017	14.931778	18.758463	25.63%	0
2016	14.799919	14.931778	0.89%	0
2015	14.287142	14.799919	3.59%	0
2014	13.355502	14.287142	6.98%	0
2013	9.660679	13.355502	38.25%	0
2012*	10.000000	9.660679	-3.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.533149	23.596973	34.58%	1,309
2018	18.493936	17.533149	-5.20%	1,550
2017	14.757665	18.493936	25.32%	0
2016	14.663314	14.757665	0.64%	0
2015	14.189934	14.663314	3.34%	0
2014	13.297860	14.189934	6.71%	0
2013	9.642499	13.297860	37.91%	0
2012*	10.000000	9.642499	-3.58%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	19.975447	25.413452	27.22%	0
2018	22.350299	19.975447	-10.63%	0
2017	20.017916	22.350299	11.65%	0
2016	18.402312	20.017916	8.78%	0
2015	19.796430	18.402312	-7.04%	0
2014	18.555751	19.796430	6.69%	473
2013	14.552971	18.555751	27.50%	473
2012	12.954265	14.552971	12.34%	473
2011	13.139495	12.954265	-1.41%	473
2010	12.157498	13.139495	8.08%	473
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.405700	17.105412	18.74%	0
2018	16.137798	14.405700	-10.73%	0
2017	14.732793	16.137798	9.54%	0
2016	12.971864	14.732793	13.57%	0
2015	13.458086	12.971864	-3.61%	0
2014	12.511868	13.458086	7.56%	219
2013	10.131593	12.511868	23.49%	219
2012	9.123205	10.131593	11.05%	219
2011*	10.000000	9.123205	-8.77%	219
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.162397	15.971179	21.34%	0
2018	14.218187	13.162397	-7.43%	0
2017	12.748627	14.218187	11.53%	0
2016	12.664282	12.748627	0.67%	0
2015	13.030470	12.664282	-2.81%	0
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.958795	28.703561	30.72%	0
2018	22.061402	21.958795	-0.47%	0
2017	19.306810	22.061402	14.27%	0
2016	22.103643	19.306810	-12.65%	0
2015	21.719149	22.103643	1.77%	0
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	21.766928	27.608537	26.84%	0
2018	25.953329	21.766928	-16.13%	0
2017	21.387728	25.953329	21.35%	0
2016	21.777963	21.387728	-1.79%	0
2015	22.605740	21.777963	-3.66%	0
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.480454	16.628065	23.35%	0
2018	15.459204	13.480454	-12.80%	905
2017	13.667447	15.459204	13.11%	905
2016	12.242528	13.667447	11.64%	905
2015	12.965066	12.242528	-5.57%	120
2014	12.616435	12.965066	2.76%	120
2013	9.955345	12.616435	26.73%	121
2012*	10.000000	9.955345	-0.45%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	29.120079	39.125010	34.36%	0
2018	31.314942	29.120079	-7.01%	0
2017	25.026675	31.314942	25.13%	0
2016	25.939529	25.026675	-3.52%	0
2015	25.394663	25.939529	2.15%	0
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	28.914583	39.752320	37.48%	18,235
2018	31.211046	28.914583	-7.36%	19,438
2017	24.564351	31.211046	27.06%	23,535
2016	24.331612	24.564351	0.96%	26,919
2015	23.136178	24.331612	5.17%	30,103
2014	22.170433	23.136178	4.36%	31,928
2013	16.526682	22.170433	34.15%	32,257
2012	14.387112	16.526682	14.87%	33,813
2011	14.425526	14.387112	-0.27%	40,492
2010	11.471960	14.425526	25.75%	57,447

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	21.548399	28.014758	30.01%	29,067
2018	25.161322	21.548399	-14.36%	33,254
2017	18.662074	25.161322	34.83%	37,622
2016	18.901275	18.662074	-1.27%	40,211
2015	18.432936	18.901275	2.54%	49,904
2014	18.266478	18.432936	0.91%	53,083
2013	14.544654	18.266478	25.59%	21,547
2012	12.158600	14.544654	19.62%	23,420
2011	13.438803	12.158600	-9.53%	30,466
2010	11.747140	13.438803	14.40%	42,357
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.168830	11.115334	9.31%	2,126
2018	10.782950	10.168830	-5.70%	2,114
2017	10.284977	10.782950	4.84%	2,112
2016	9.786026	10.284977	5.10%	2,097
2015	10.149378	9.786026	-3.58%	2,084
2014	10.004279	10.149378	1.45%	2,085
2013	10.154625	10.004279	-1.48%	1,124
2012*	10.000000	10.154625	1.55%	661
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.727041	11.015678	26.22%	45
2018	10.997362	8.727041	-20.64%	45
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	26.076713	33.977496	30.30%	22,784
2018	28.698873	26.076713	-9.14%	25,315
2017	24.882846	28.698873	15.34%	27,167
2016	22.597250	24.882846	10.11%	31,954
2015	22.168648	22.597250	1.93%	31,985
2014	20.299315	22.168648	9.21%	35,181
2013	15.615420	20.299315	30.00%	41,201
2012	13.544448	15.615420	15.29%	53,759
2011	13.731396	13.544448	-1.36%	66,477
2010	11.988148	13.731396	14.54%	83,765

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.301438	22.833531	24.76%	3,754
2018	20.689242	18.301438	-11.54%	6,515
2017	18.370899	20.689242	12.62%	6,552
2016	15.773911	18.370899	16.46%	6,575
2015	16.992191	15.773911	-7.17%	8,661
2014	15.388351	16.992191	10.42%	8,409
2013	11.061742	15.388351	39.11%	11,444
2012	9.503968	11.061742	16.39%	13,729
2011	9.851723	9.503968	-3.53%	11,001
2010	8.092326	9.851723	21.74%	11,953
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.115529	32.575019	20.13%	1,353
2018	29.069819	27.115529	-6.72%	1,472
2017	24.913963	29.069819	16.68%	1,473
2016	25.919646	24.913963	-3.88%	2,981
2015	28.667098	25.919646	-9.58%	7,501
2014	30.674498	28.667098	-6.54%	7,592
2013	24.849103	30.674498	23.44%	8,269
2012	21.136731	24.849103	17.56%	7,616
2011	23.089227	21.136731	-8.46%	8,946
2010	21.536641	23.089227	7.21%	3,523
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.334520	29.983685	9.69%	861
2018	28.309360	27.334520	-3.44%	861
2017	26.899207	28.309360	5.24%	1,176
2016	23.467644	26.899207	14.62%	1,176
2015	25.443931	23.467644	-7.77%	1,203
2014	25.310047	25.443931	0.53%	1,067
2013	23.218567	25.310047	9.01%	5,727
2012	19.838867	23.218567	17.04%	2,691
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.674230	39.019576	36.08%	1,414
2018	29.085814	28.674230	-1.42%	1,236
2017	23.233700	29.085814	25.19%	0
2016	22.193504	23.233700	4.69%	0
2015	23.877356	22.193504	-7.05%	0
2014	22.438337	23.877356	6.41%	0
2013	17.504752	22.438337	28.18%	525
2012	15.625954	17.504752	12.02%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.794801	10.559033	7.80%	0
2018	10.058977	9.794801	-2.63%	0
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	21.294812	28.749028	35.00%	36,627
2018	21.223086	21.294812	0.34%	40,641
2017	16.548673	21.223086	28.25%	47,853
2016	16.454881	16.548673	0.57%	49,346
2015	14.901256	16.454881	10.43%	54,735
2014	13.925952	14.901256	7.00%	56,654
2013	10.785306	13.925952	29.12%	63,122
2012	8.827190	10.785306	22.18%	74,017
2011	9.615212	8.827190	-8.20%	98,572
2010	9.153635	9.615212	5.04%	115,694
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.471658	17.817621	42.86%	34,220
2018	12.529394	12.471658	-0.46%	34,522
2017	8.764026	12.529394	42.96%	46,115
2016	7.802824	8.764026	12.32%	39,756
2015	7.558459	7.802824	3.23%	37,296
2014	7.006919	7.558459	7.87%	51,124
2013	5.246127	7.006919	33.56%	70,064
2012	4.463381	5.246127	17.54%	76,436
2011	4.953177	4.463381	-9.89%	16,262
2010	4.036206	4.953177	22.72%	18,519
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.172609	13.965333	25.00%	43,659
2018	13.346635	11.172609	-16.29%	45,957
2017	10.342695	13.346635	29.04%	55,014
2016	11.237618	10.342695	-7.96%	62,060
2015	12.491225	11.237618	-10.04%	65,970
2014	14.405470	12.491225	-13.29%	67,331
2013	12.777721	14.405470	12.74%	77,919
2012	11.444515	12.777721	11.65%	86,422
2011	17.145500	11.444515	-33.25%	25,814
2010	13.901995	17.145500	23.33%	31,133
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	26.952376	33.703949	25.05%	3,334
2018	30.991610	26.952376	-13.03%	3,269
2017	27.613586	30.991610	12.23%	4,568
2016	24.404181	27.613586	13.15%	3,888
2015	25.412954	24.404181	-3.97%	3,059
2014	22.379755	25.412954	13.55%	3,215
2013	17.147153	22.379755	30.52%	1,839
2012	14.439939	17.147153	18.75%	678
2011	14.327528	14.439939	0.78%	1,027
2010	11.764239	14.327528	21.79%	1,562

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.996555	10.485210	16.55%	2,785
2018	11.198487	8.996555	-19.66%	7,159
2017	8.880214	11.198487	26.11%	6,662
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	971
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.974658	10.667527	6.95%	0
2018	10.216799	9.974658	-2.37%	226
2017	9.970969	10.216799	2.47%	0
2016*	10.000000	9.970969	-0.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.273592	22.680190	39.37%	0
2018	16.785826	16.273592	-3.05%	0
2017	13.468357	16.785826	24.63%	423
2016	12.548081	13.468357	7.33%	0
2015	12.998711	12.548081	-3.47%	56
2014	14.244140	12.998711	-8.74%	56
2013	10.224572	14.244140	39.31%	917
2012*	10.000000	10.224572	2.25%	508
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	18.922236	24.174610	27.76%	12,357
2018	21.398909	18.922236	-11.57%	12,460
2017	18.484184	21.398909	15.77%	12,974
2016	16.467843	18.484184	12.24%	17,658
2015	16.850590	16.467843	-2.27%	13,035
2014	15.499830	16.850590	8.71%	13,746
2013	11.587269	15.499830	33.77%	15,372
2012	10.136310	11.587269	14.31%	23,747
2011	10.322888	10.136310	-1.81%	24,891
2010	9.408753	10.322888	9.72%	30,514
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.854308	8.54%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.907836	22.197997	23.96%	8,448
2018	20.109857	17.907836	-10.95%	8,413
2017	16.073429	20.109857	25.11%	7,045
2016	15.690071	16.073429	2.44%	4,190
2015	14.959329	15.690071	4.88%	3,134
2014	14.994200	14.959329	-0.23%	361
2013	11.908476	14.994200	25.91%	1,019
2012	10.412896	11.908476	14.36%	11
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	245

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.601826	14.878131	9.38%	148
2018	13.879371	13.601826	-2.00%	156
2017	13.242061	13.879371	4.81%	167
2016	12.649745	13.242061	4.68%	176
2015	12.906894	12.649745	-1.99%	186
2014	12.130637	12.906894	6.40%	197
2013	12.335750	12.130637	-1.66%	47
2012	11.426292	12.335750	7.96%	47
2011	10.963069	11.426292	4.23%	47
2010	10.372014	10.963069	5.70%	47
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	45.092468	50.823558	12.71%	472
2018	49.124848	45.092468	-8.21%	501
2017	45.388055	49.124848	8.23%	509
2016	41.615107	45.388055	9.07%	518
2015	42.660572	41.615107	-2.45%	523
2014	42.014417	42.660572	1.54%	582
2013	46.673255	42.014417	-9.98%	630
2012	40.109303	46.673255	16.37%	746
2011	37.985266	40.109303	5.59%	3,187
2010	35.085823	37.985266	8.26%	3,344
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.408755	11.868302	26.14%	506
2018	10.355187	9.408755	-9.14%	488
2017	9.326549	10.355187	11.03%	468
2016	8.223058	9.326549	13.42%	448
2015*	10.000000	8.223058	-17.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.824666	19.546996	16.18%	0
2018	18.242723	16.824666	-7.77%	0
2017	15.926148	18.242723	14.55%	0
2016	15.290773	15.926148	4.16%	0
2015	16.559041	15.290773	-7.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.866657	21.855873	22.33%	0
2018	19.513907	17.866657	-8.44%	0
2017	16.831508	19.513907	15.94%	0
2016	15.369889	16.831508	9.51%	0
2015	16.783094	15.369889	-8.42%	217
2014	17.371316	16.783094	-3.39%	234
2013	13.348145	17.371316	30.14%	234
2012	11.034498	13.348145	20.97%	926
2011	11.288018	11.034498	-2.25%	911
2010*	10.000000	11.288018	12.88%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.766089	19.977147	19.15%	16,667
2018	17.887451	16.766089	-6.27%	18,093
2017	15.658572	17.887451	14.23%	21,911
2016	14.561756	15.658572	7.53%	20,958
2015	14.617188	14.561756	-0.38%	12,810
2014	14.112912	14.617188	3.57%	13,234
2013	11.604010	14.112912	21.62%	14,560
2012	10.165503	11.604010	14.15%	14,979
2011	10.209472	10.165503	-0.43%	22,023
2010	9.238844	10.209472	10.51%	21,050
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.617161	12.489835	7.51%	1,857
2018	11.904800	11.617161	-2.42%	1,930
2017	11.691765	11.904800	1.82%	2,304
2016	11.545328	11.691765	1.27%	4,442
2015	11.730420	11.545328	-1.58%	4,499
2014	11.327043	11.730420	3.56%	4,940
2013	11.785385	11.327043	-3.89%	7,790
2012	11.381759	11.785385	3.55%	10,428
2011	10.912484	11.381759	4.30%	15,428
2010	10.436622	10.912484	4.56%	17,306
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.540784	24.651723	32.96%	7,113
2018	20.751253	18.540784	-10.65%	6,996
2017	16.060828	20.751253	29.20%	7,118
2016	16.249589	16.060828	-1.16%	5,212
2015	15.460382	16.249589	5.10%	8,673
2014	15.389466	15.460382	0.46%	7,071
2013	12.126730	15.389466	26.91%	8,320
2012	10.069132	12.126730	20.43%	7,923
2011	11.254382	10.069132	-10.53%	11,502
2010	10.249994	11.254382	9.80%	12,318
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.634076	26.520413	28.53%	3,469
2018	21.056256	20.634076	-2.01%	5,833
2017	16.701120	21.056256	26.08%	7,601
2016	15.522153	16.701120	7.60%	8,286
2015	14.784351	15.522153	4.99%	9,597
2014	13.867974	14.784351	6.61%	9,808
2013	10.846099	13.867974	27.86%	10,060
2012	9.365156	10.846099	15.81%	16,339
2011	9.960000	9.365156	-5.97%	19,526
2010	8.542120	9.960000	16.60%	23,363

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.034399	21.117641	23.97%	4,788
2018	17.654577	17.034399	-3.51%	4,585
2017	14.677198	17.654577	20.29%	6,204
2016	13.392624	14.677198	9.59%	7,983
2015	13.429965	13.392624	-0.28%	11,046
2014	12.350590	13.429965	8.74%	10,124
2013	9.415433	12.350590	31.17%	9,003
2012	8.153379	9.415433	15.48%	11,092
2011	8.453715	8.153379	-3.55%	12,337
2010	7.721847	8.453715	9.48%	8,096
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.986695	20.447700	7.69%	5,998
2018	19.710153	18.986695	-3.67%	6,502
2017	18.789494	19.710153	4.90%	7,075
2016	17.530122	18.789494	7.18%	9,472
2015	18.298919	17.530122	-4.20%	9,209
2014	17.855870	18.298919	2.48%	10,157
2013	18.306060	17.855870	-2.46%	11,138
2012	16.532028	18.306060	10.73%	14,444
2011	15.876876	16.532028	4.13%	17,605
2010	14.553266	15.876876	9.09%	19,474
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	22.262711	27.960345	25.59%	5,257
2018	24.334886	22.262711	-8.52%	5,364
2017	20.904863	24.334886	16.41%	6,456
2016	17.974954	20.904863	16.30%	6,752
2015	19.445842	17.974954	-7.56%	6,799
2014	18.056492	19.445842	7.69%	7,084
2013	13.494159	18.056492	33.81%	8,840
2012	11.547116	13.494159	16.86%	9,739
2011	11.983456	11.547116	-3.64%	11,550
2010	10.492443	11.983456	14.21%	12,663
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.641381	12.066626	13.39%	0
2018	11.786237	10.641381	-9.71%	0
2017	10.087536	11.786237	16.84%	0
2016*	10.000000	10.087536	0.88%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.091279	10.610680	5.15%	0
2018*	10.000000	10.091279	0.91%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	22.544342	25.518327	13.19%	7,989
2018	23.561158	22.544342	-4.32%	9,244
2017	22.371082	23.561158	5.32%	9,457
2016	19.864318	22.371082	12.62%	9,373
2015	20.675241	19.864318	-3.92%	12,454
2014	20.436953	20.675241	1.17%	11,815
2013	19.348266	20.436953	5.63%	6,942
2012	17.121352	19.348266	13.01%	8,859
2011	16.716897	17.121352	2.42%	11,676
2010	14.975621	16.716897	11.63%	13,420
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.783704	21.205011	26.34%	14,982
2018	17.866132	16.783704	-6.06%	20,344
2017	14.504808	17.866132	23.17%	20,626
2016	12.942314	14.504808	12.07%	21,799
2015	13.262628	12.942314	-2.42%	26,677
2014	12.611803	13.262628	5.16%	30,004
2013	8.889130	12.611803	41.88%	36,873
2012	7.705574	8.889130	15.36%	39,608
2011	8.837654	7.705574	-12.81%	65,737
2010	7.749115	8.837654	14.05%	72,526
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.694182	16.040040	26.36%	743
2018	13.547260	12.694182	-6.30%	743
2017	11.006819	13.547260	23.08%	1,778
2016*	10.000000	11.006819	10.07%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.562902	23.069180	31.35%	9,470
2018	21.312108	17.562902	-17.59%	12,028
2017	17.176095	21.312108	24.08%	11,902
2016	17.787934	17.176095	-3.44%	13,305
2015	18.120401	17.787934	-1.83%	14,194
2014	18.555448	18.120401	-2.34%	15,804
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	24.627600	31.415256	27.56%	14,601
2018	24.967276	24.627600	-1.36%	15,379
2017	20.998363	24.967276	18.90%	15,613
2016	19.108623	20.998363	9.89%	17,366
2015	19.190611	19.108623	-0.43%	20,882
2014	17.346060	19.190611	10.63%	23,653
2013	13.411983	17.346060	29.33%	25,080
2012	11.903878	13.411983	12.67%	28,623
2011	12.002966	11.903878	-0.83%	32,819
2010	10.724675	12.002966	11.92%	39,556
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.799067	16.874439	22.29%	4,228
2018	15.673140	13.799067	-11.96%	4,228
2017	13.261408	15.673140	18.19%	4,228
2016	12.404890	13.261408	6.90%	4,228
2015	12.799134	12.404890	-3.08%	4,228
2014	12.415957	12.799134	3.09%	4,228
2013	9.720625	12.415957	27.73%	4,228
2012	8.483576	9.720625	14.58%	4,228
2011	9.185337	8.483576	-7.64%	4,228
2010	8.099592	9.185337	13.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.212686	15.143181	14.61%	670
2018	14.284989	13.212686	-7.51%	2,687
2017	12.922577	14.284989	10.54%	2,686
2016	12.344881	12.922577	4.68%	10,576
2015	12.647807	12.344881	-2.40%	10,576
2014	12.292622	12.647807	2.89%	5,626
2013	10.867888	12.292622	13.11%	3,213
2012	9.919751	10.867888	9.56%	3,034
2011	10.192308	9.919751	-2.67%	5,420
2010	9.357952	10.192308	8.92%	26,486
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.748761	16.308396	18.62%	170
2018	15.176331	13.748761	-9.41%	170
2017	13.283830	15.176331	14.25%	170
2016	12.546506	13.283830	5.88%	553
2015	12.889463	12.546506	-2.66%	553
2014	12.479625	12.889463	3.28%	834
2013	10.433676	12.479625	19.61%	9,127
2012	9.307046	10.433676	12.11%	9,127
2011	9.771043	9.307046	-4.75%	9,127
2010	8.812871	9.771043	10.87%	12,930

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.147850	13.262603	9.18%	697
2018	12.644413	12.147850	-3.93%	845
2017	12.050746	12.644413	4.93%	940
2016	11.676574	12.050746	3.20%	1,021
2015	11.923875	11.676574	-2.07%	1,258
2014	11.696785	11.923875	1.94%	1,434
2013	11.299466	11.696785	3.52%	41,939
2012	10.655439	11.299466	6.04%	40,669
2011	10.650655	10.655439	0.04%	40,687
2010	10.108923	10.650655	5.36%	40,687
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.147286	12.520155	12.32%	0
2018	12.152900	11.147286	-8.27%	0
2017	10.733802	12.152900	13.22%	0
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.439775	13.025012	13.86%	550
2018	12.479927	11.439775	-8.33%	4,310
2017	10.739545	12.479927	16.21%	4,310
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	432
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.536813	15.777101	16.55%	10,750
2018	14.769770	13.536813	-8.35%	10,770
2017	13.136291	14.769770	12.43%	10,928
2016	12.474867	13.136291	5.30%	19,084
2015	12.781824	12.474867	-2.40%	19,105
2014	12.390488	12.781824	3.16%	32,142
2013	10.661747	12.390488	16.21%	22,750
2012	9.618214	10.661747	10.85%	29,581
2011	9.982416	9.618214	-3.65%	28,661
2010	9.085842	9.982416	9.87%	38,932

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.747234	16.576550	20.58%	353
2018	15.399939	13.747234	-10.73%	353
2017	13.221117	15.399939	16.48%	5,775
2016	12.455975	13.221117	6.14%	6,010
2015	12.819720	12.455975	-2.84%	6,033
2014	12.428198	12.819720	3.15%	6,033
2013	10.137244	12.428198	22.60%	7,028
2012	8.968194	10.137244	13.04%	12,033
2011	9.536164	8.968194	-5.96%	13,714
2010	8.531026	9.536164	11.78%	15,722
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.958458	14.611769	12.76%	2,843
2018	13.793809	12.958458	-6.06%	3,153
2017	12.724189	13.793809	8.41%	3,476
2016	12.168029	12.724189	4.57%	3,773
2015	12.467336	12.168029	-2.40%	4,172
2014	12.142261	12.467336	2.68%	5,070
2013	11.064882	12.142261	9.74%	8,044
2012	10.192902	11.064882	8.55%	7,766
2011	10.360114	10.192902	-1.61%	1,176
2010	9.631751	10.360114	7.56%	1,176
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.114127	15.662173	10.97%	1,237
2018	16.971059	14.114127	-16.83%	1,248
2017	14.018018	16.971059	21.07%	1,375
2016	14.052606	14.018018	-0.25%	2,521
2015	14.823482	14.052606	-5.20%	3,920
2014	16.359131	14.823482	-9.39%	2,520
2013	13.808265	16.359131	18.47%	2,465
2012	11.707206	13.808265	17.95%	2,491
2011	13.551092	11.707206	-13.61%	2,787
2010	12.916734	13.551092	4.91%	3,217
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.893670	13.857153	7.47%	1,634
2018	13.126112	12.893670	-1.77%	1,432
2017	12.744891	13.126112	2.99%	1,456
2016	12.263219	12.744891	3.93%	2,471
2015	12.521223	12.263219	-2.06%	2,320
2014	12.081801	12.521223	3.64%	2,311
2013	12.485812	12.081801	-3.24%	2,196
2012	11.746298	12.485812	6.30%	7,762
2011	11.169967	11.746298	5.16%	8,055
2010	10.576480	11.169967	5.61%	7,835

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.264405	14.340704	8.11%	2,504
2018	13.645255	13.264405	-2.79%	855
2017	13.329376	13.645255	2.37%	1,533
2016	13.075110	13.329376	1.94%	2,279
2015	13.322944	13.075110	-1.86%	890
2014	12.876674	13.322944	3.47%	1,178
2013	13.325910	12.876674	-3.37%	1,422
2012	12.611065	13.325910	5.67%	1,352
2011	12.054199	12.611065	4.62%	1,787
2010	11.302080	12.054199	6.65%	1,228
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.384542	12.269253	18.15%	1,103
2018	11.721359	10.384542	-11.40%	2,165
2017	10.078744	11.721359	16.30%	2,212
2016	9.171856	10.078744	9.89%	0
2015*	10.000000	9.171856	-8.28%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.267584	11.902903	15.93%	68
2018	11.291708	10.267584	-9.07%	74
2017	10.054990	11.291708	12.30%	74
2016	9.370503	10.054990	7.30%	0
2015*	10.000000	9.370503	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	21.129224	25.626762	21.29%	4,849
2018	25.937632	21.129224	-18.54%	3,946
2017	18.580122	25.937632	39.60%	4,980
2016	17.484463	18.580122	6.27%	4,501
2015	21.098791	17.484463	-17.13%	6,580
2014	22.633893	21.098791	-6.78%	8,115
2013	22.773826	22.633893	-0.61%	86
2012	19.695139	22.773826	15.63%	86
2011	25.718880	19.695139	-23.42%	141
2010	22.440645	25.718880	14.61%	141
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	15.602832	16.357341	4.84%	63,105
2018	15.825126	15.602832	-1.40%	67,418
2017	15.713570	15.825126	0.71%	49,281
2016	15.810755	15.713570	-0.61%	54,305
2015	16.044572	15.810755	-1.46%	56,702
2014	15.553483	16.044572	3.16%	64,376
2013	16.432766	15.553483	-5.35%	69,187
2012	16.164092	16.432766	1.66%	84,055
2011	15.276366	16.164092	5.81%	106,862
2010	14.778718	15.276366	3.37%	121,683

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.628683	10.671985	0.41%	71,522
2018	10.627143	10.628683	0.01%	70,965
2017	10.726959	10.627143	-0.93%	65,728
2016	10.872525	10.726959	-1.34%	94,400
2015	11.021309	10.872525	-1.35%	95,089
2014	11.172134	11.021309	-1.35%	97,457
2013	11.325016	11.172134	-1.35%	89,268
2012	11.480419	11.325016	-1.35%	144,820
2011	11.637084	11.480419	-1.35%	186,912
2010	11.796315	11.637084	-1.35%	153,327
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.769983	16.181519	17.51%	5,833
2018	16.333002	13.769983	-15.69%	6,119
2017	12.989752	16.333002	25.74%	7,480
2016	13.053592	12.989752	-0.49%	8,040
2015	13.649527	13.053592	-4.37%	9,701
2014	13.898650	13.649527	-1.79%	8,290
2013	11.956608	13.898650	16.24%	1,513
2012	10.484212	11.956608	14.04%	1,513
2011	11.777490	10.484212	-10.98%	1,513
2010	10.537955	11.777490	11.76%	530
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.832133	11.755872	19.57%	539
2018	11.607158	9.832133	-15.29%	607
2017	9.453544	11.607158	22.78%	614
2016	9.532700	9.453544	-0.83%	663
2015	9.799263	9.532700	-2.72%	2,148
2014	10.588556	9.799263	-7.45%	240
2013	8.869766	10.588556	19.38%	240
2012	7.606187	8.869766	16.61%	496
2011	8.846856	7.606187	-14.02%	11,837
2010	8.350063	8.846856	5.95%	240
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.315811	26.018454	22.06%	15,917
2018	23.708507	21.315811	-10.09%	17,260
2017	20.292264	23.708507	16.84%	20,349
2016	18.790184	20.292264	7.99%	21,122
2015	19.239359	18.790184	-2.33%	26,263
2014	18.576531	19.239359	3.57%	35,862
2013	14.798477	18.576531	25.53%	39,912
2012	12.943096	14.798477	14.33%	48,098
2011	13.656755	12.943096	-5.23%	56,701
2010	12.076832	13.656755	13.08%	67,352

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.464739	18.734261	13.78%	301
2018	17.541989	16.464739	-6.14%	301
2017	16.000404	17.541989	9.63%	1,081
2016	15.257174	16.000404	4.87%	1,081
2015	15.492881	15.257174	-1.52%	1,081
2014	15.016353	15.492881	3.17%	1,472
2013	13.420290	15.016353	11.89%	1,081
2012	12.437013	13.420290	7.91%	1,081
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.288190	22.822056	18.32%	118
2018	20.906382	19.288190	-7.74%	118
2017	18.458269	20.906382	13.26%	118
2016	17.366154	18.458269	6.29%	118
2015	17.697939	17.366154	-1.87%	118
2014	17.051415	17.697939	3.79%	118
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	3,509
2011	13.366494	13.063036	-2.27%	3,509
2010	12.094311	13.366494	10.52%	3,605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.469969	15.635420	8.05%	15,180
2018	14.938470	14.469969	-3.14%	15,720
2017	14.328112	14.938470	4.26%	17,774
2016	13.929738	14.328112	2.86%	20,417
2015	14.083076	13.929738	-1.09%	27,182
2014	13.741215	14.083076	2.49%	23,490
2013	13.287252	13.741215	3.42%	24,139
2012	12.806695	13.287252	3.75%	28,960
2011	12.611921	12.806695	1.54%	31,689
2010	12.073063	12.611921	4.46%	33,384
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.228706	12.516959	11.47%	0
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.528100	13.106589	13.69%	550
2018	12.439885	11.528100	-7.33%	550
2017	10.780881	12.439885	15.39%	550
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.562048	21.560853	16.16%	53,054
2018	19.950682	18.562048	-6.96%	56,483
2017	17.907990	19.950682	11.41%	55,698
2016	16.942218	17.907990	5.70%	56,382
2015	17.231749	16.942218	-1.68%	64,739
2014	16.607120	17.231749	3.76%	71,838
2013	14.434296	16.607120	15.05%	77,871
2012	13.204604	14.434296	9.31%	96,508
2011	13.390343	13.204604	-1.39%	148,264
2010	12.237903	13.390343	9.42%	184,492
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.365772	24.476299	20.18%	50,311
2018	22.374865	20.365772	-8.98%	52,630
2017	19.438161	22.374865	15.11%	54,998
2016	18.162959	19.438161	7.02%	56,738
2015	18.546877	18.162959	-2.07%	62,193
2014	17.912742	18.546877	3.54%	57,047
2013	14.837537	17.912742	20.73%	63,830
2012	13.221717	14.837537	12.22%	68,882
2011	13.693488	13.221717	-3.45%	83,411
2010	12.301916	13.693488	11.31%	102,568
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.759763	18.762760	11.95%	17,861
2018	17.649032	16.759763	-5.04%	19,996
2017	16.380982	17.649032	7.74%	15,762
2016	15.708679	16.380982	4.28%	23,449
2015	15.928511	15.708679	-1.38%	23,517
2014	15.415864	15.928511	3.33%	28,867
2013	14.142558	15.415864	9.00%	34,210
2012	13.269686	14.142558	6.58%	34,668
2011	13.179063	13.269686	0.69%	36,415
2010	12.310900	13.179063	7.05%	38,415
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.470047	4.70%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.770794	7.71%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.506488	23.830386	28.77%	6,210
2018	19.356781	18.506488	-4.39%	6,685
2017	15.069310	19.356781	28.45%	6,879
2016	14.947638	15.069310	0.81%	8,647
2015	14.649078	14.947638	2.04%	8,826
2014	13.446306	14.649078	8.94%	10,705
2013	10.115899	13.446306	32.92%	17,820
2012	8.813259	10.115899	14.78%	13,260
2011	9.201018	8.813259	-4.21%	17,672
2010	8.074482	9.201018	13.95%	19,519
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.179129	13.120267	17.36%	356
2018	11.906932	11.179129	-6.11%	356
2017	10.267212	11.906932	15.97%	0
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.545857	15.097200	20.34%	83
2018	13.054650	12.545857	-3.90%	0
2017	10.873586	13.054650	20.06%	0
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.436211	39.962104	35.76%	64,737
2018	30.226034	29.436211	-2.61%	72,106
2017	24.065497	30.226034	25.60%	80,849
2016	23.538890	24.065497	2.24%	88,215
2015	22.704674	23.538890	3.67%	101,899
2014	21.153880	22.704674	7.33%	115,012
2013	15.685978	21.153880	34.86%	130,473
2012	13.397708	15.685978	17.08%	158,726
2011	13.890956	13.397708	-3.55%	207,107
2010	12.942074	13.890956	7.33%	262,974
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.447461	30.617942	25.24%	43,732
2018	27.339807	24.447461	-10.58%	49,093
2017	25.500585	27.339807	7.21%	53,181
2016	21.462048	25.500585	18.82%	58,372
2015	22.727478	21.462048	-5.57%	66,331
2014	20.366653	22.727478	11.59%	71,865
2013	15.652340	20.366653	30.12%	78,064
2012	13.838017	15.652340	13.11%	85,198
2011	13.936878	13.838017	-0.71%	99,866
2010	12.451066	13.936878	11.93%	126,109

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	49.323879	61.139505	23.96%	11,338
2018	56.426444	49.323879	-12.59%	11,800
2017	49.401298	56.426444	14.22%	13,567
2016	41.629180	49.401298	18.67%	14,345
2015	43.296103	41.629180	-3.85%	15,233
2014	40.110083	43.296103	7.94%	17,058
2013	30.559456	40.110083	31.25%	19,155
2012	26.370825	30.559456	15.88%	21,965
2011	27.428840	26.370825	-3.86%	31,924
2010	22.031318	27.428840	24.50%	40,401
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.688087	9.989182	14.98%	4,766
2018	10.632455	8.688087	-18.29%	3,147
2017	8.767566	10.632455	21.27%	3,147
2016	8.445892	8.767566	3.81%	3,555
2015	9.023426	8.445892	-6.40%	3,627
2014*	10.000000	9.023426	-9.77%	3,633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.711899	21.911313	23.71%	1,070
2018	20.308422	17.711899	-12.79%	984
2017	17.972751	20.308422	13.00%	1,202
2016	15.657936	17.972751	14.78%	2,902
2015	16.388658	15.657936	-4.46%	1,505
2014	15.031873	16.388658	9.03%	2,867
2013	11.250478	15.031873	33.61%	1,743
2012	9.680650	11.250478	16.22%	3,109
2011	10.420399	9.680650	-7.10%	3,983
2010*	10.000000	10.420399	4.20%	4,033
2010*	10.000000	10.420399	4.20%	4,033
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.658444	18.089944	23.41%	353
2018	16.847068	14.658444	-12.99%	353
2017	14.932410	16.847068	12.82%	353
2016	13.043322	14.932410	14.48%	353
2015	13.692361	13.043322	-4.74%	353
2014	12.590098	13.692361	8.75%	353
2013	9.451663	12.590098	33.21%	365
2012	8.147953	9.451663	16.00%	1,786
2011	8.795065	8.147953	-7.36%	2,066
2010	7.907475	8.795065	11.22%	2,151

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.587215	22.708791	22.17%	17,446
2018	21.697417	18.587215	-14.33%	20,504
2017	19.319834	21.697417	12.31%	23,738
2016	16.653512	19.319834	16.01%	26,779
2015	17.383024	16.653512	-4.20%	30,495
2014	15.058030	17.383024	15.44%	35,151
2013	11.250215	15.058030	33.85%	42,842
2012	9.802270	11.250215	14.77%	45,826
2011	10.172277	9.802270	-3.64%	59,068
2010	8.619231	10.172277	18.02%	71,877
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	26.225289	35.110547	33.88%	10,024
2018	28.879271	26.225289	-9.19%	9,938
2017	23.432647	28.879271	23.24%	11,714
2016	21.931086	23.432647	6.85%	12,021
2015	22.064377	21.931086	-0.60%	12,611
2014	21.754692	22.064377	1.42%	14,511
2013	15.283278	21.754692	42.34%	16,900
2012	13.657634	15.283278	11.90%	18,538
2011	13.934498	13.657634	-1.99%	18,977
2010	11.259668	13.934498	23.76%	21,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	54.219605	63.650688	17.39%	10,433
2018	66.186832	54.219605	-18.08%	11,992
2017	61.514764	66.186832	7.60%	12,916
2016	49.513928	61.514764	24.24%	14,520
2015	53.408083	49.513928	-7.29%	15,701
2014	50.586713	53.408083	5.58%	16,888
2013	36.523118	50.586713	38.51%	19,344
2012	30.739299	36.523118	18.82%	23,311
2011	32.823421	30.739299	-6.35%	30,522
2010	26.280420	32.823421	24.90%	38,261
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	46.655990	57.831031	23.95%	9,134
2018	54.138118	46.655990	-13.82%	9,797
2017	48.354954	54.138118	11.96%	10,334
2016	39.903872	48.354954	21.18%	11,169
2015	41.122420	39.903872	-2.96%	11,209
2014	41.348152	41.122420	-0.55%	13,435
2013	29.745687	41.348152	39.01%	15,454
2012	26.106504	29.745687	13.94%	17,909
2011	28.020726	26.106504	-6.83%	23,441
2010	22.665147	28.020726	23.63%	26,857

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.654317	21.945461	24.31%	7,406
2018	18.997364	17.654317	-7.07%	7,289
2017	16.234054	18.997364	17.02%	8,202
2016	14.944431	16.234054	8.63%	6,466
2015	15.198163	14.944431	-1.67%	6,689
2014	13.929269	15.198163	9.11%	6,715
2013	10.175248	13.929269	36.89%	6,845
2012	9.251044	10.175248	9.99%	3,289
2011	9.685356	9.251044	-4.48%	3,925
2010	7.944449	9.685356	21.91%	4,318
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.163367	18.261964	28.94%	29,525
2018	14.944481	14.163367	-5.23%	30,481
2017	14.224246	14.944481	5.06%	32,975
2016	13.431342	14.224246	5.90%	38,558
2015	14.385852	13.431342	-6.64%	41,886
2014	11.314467	14.385852	27.15%	43,118
2013	11.130361	11.314467	1.65%	51,653
2012	9.744667	11.130361	14.22%	56,115
2011	9.274797	9.744667	5.07%	61,844
2010	7.221893	9.274797	28.43%	78,512
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.021196	20.679105	29.07%	4,626
2018	17.073737	16.021196	-6.16%	5,425
2017	14.276585	17.073737	19.59%	5,678
2016	12.990960	14.276585	9.90%	6,110
2015	13.045731	12.990960	-0.42%	2,308
2014	11.694886	13.045731	11.55%	2,617
2013*	10.000000	11.694886	16.95%	1,351
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.413012	10.692296	2.68%	6,085
2018	10.470408	10.413012	-0.55%	5,978
2017	10.448295	10.470408	0.21%	4,680
2016	10.333404	10.448295	1.11%	5,527
2015	10.510667	10.333404	-1.69%	6,357
2014	10.602135	10.510667	-0.86%	2,331
2013	10.735896	10.602135	-1.25%	3,462
2012	10.512764	10.735896	2.12%	11,106
2011	10.519687	10.512764	-0.07%	13,677
2010	10.411702	10.519687	1.04%	17,506

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.285008	17.609580	23.27%	19
2018	16.334516	14.285008	-12.55%	0
2017	14.501024	16.334516	12.64%	434
2016	12.160852	14.501024	19.24%	4,996
2015	12.959975	12.160852	-6.17%	27
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.613964	23.849554	35.40%	30,726
2018	19.169742	17.613964	-8.12%	31,915
2017	15.211858	19.169742	26.02%	41,457
2016	14.483057	15.211858	5.03%	44,158
2015	14.708476	14.483057	-1.53%	47,656
2014	14.331504	14.708476	2.63%	49,677
2013	10.455602	14.331504	37.07%	59,698
2012	9.224248	10.455602	13.35%	66,875
2011	9.763175	9.224248	-5.52%	90,820
2010	7.803801	9.763175	25.11%	100,390
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.149834	14.572035	30.69%	140
2018	12.096619	11.149834	-7.83%	139
2017	9.843765	12.096619	22.89%	147
2016	9.579440	9.843765	2.76%	139
2015*	10.000000	9.579440	-4.21%	139
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.329311	10.565550	2.29%	4,732
2018	10.365619	10.329311	-0.35%	5,336
2017	10.414269	10.365619	-0.47%	3,830
2016	10.429238	10.414269	-0.14%	4,525
2015	10.552575	10.429238	-1.17%	5,834
2014	10.632133	10.552575	-0.75%	6,972
2013	10.711573	10.632133	-0.74%	16,510
2012	10.380494	10.711573	3.19%	17,781
2011	10.491860	10.380494	-1.06%	20,480
2010	10.101568	10.491860	3.86%	22,622
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.782835	29.534886	24.19%	133
2018	25.574514	23.782835	-7.01%	150
2017	21.889390	25.574514	16.84%	136
2016	20.196334	21.889390	8.38%	116
2015	20.568075	20.196334	-1.81%	143
2014	18.888557	20.568075	8.89%	167
2013	13.914592	18.888557	35.75%	196
2012	12.709959	13.914592	9.48%	119
2011	13.293024	12.709959	-4.39%	1,135
2010	10.968053	13.293024	21.20%	2,184

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.820625	11.928120	10.24%	0
2018	11.601456	10.820625	-6.73%	0
2017	10.372123	11.601456	11.85%	0
2016	9.311956	10.372123	11.39%	0
2015	10.394438	9.311956	-10.41%	11,124
2014	10.488976	10.394438	-0.90%	17,097
2013	10.620910	10.488976	-1.24%	16,636
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.607171	11.997204	13.10%	477
2018	11.298313	10.607171	-6.12%	459
2017	10.432218	11.298313	8.30%	1,540
2016	9.340431	10.432218	11.69%	411
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.409397	12.033974	5.47%	0
2018	12.057562	11.409397	-5.38%	0
2017	11.037287	12.057562	9.24%	52
2016	10.872244	11.037287	1.52%	538
2015	11.872960	10.872244	-8.43%	953
2014	11.999326	11.872960	-1.05%	942
2013	13.018453	11.999326	-7.83%	1,875
2012	12.540903	13.018453	3.81%	1,538
2011	11.725233	12.540903	6.96%	1,996
2010	10.867188	11.725233	7.90%	1,109
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.270563	11.554667	2.52%	4,477
2018	11.398620	11.270563	-1.12%	4,529
2017	11.411284	11.398620	-0.11%	4,723
2016	11.418016	11.411284	-0.06%	6,176
2015	11.550147	11.418016	-1.14%	31,555
2014	11.621253	11.550147	-0.61%	6,726
2013	11.807707	11.621253	-1.58%	8,744
2012	11.318862	11.807707	4.32%	10,285
2011	11.358857	11.318862	-0.35%	8,448
2010	10.946630	11.358857	3.77%	8,966

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.353840	14.284777	6.97%	0
2018	13.843963	13.353840	-3.54%	0
2017	13.537167	13.843963	2.27%	0
2016	13.045276	13.537167	3.77%	0
2015	13.591401	13.045276	-4.02%	0
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.210339	10.344071	1.31%	2,421
2018	10.205195	10.210339	0.05%	2,602
2017	10.111376	10.205195	0.93%	841
2016*	10.000000	10.111376	1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.463894	16.529696	6.89%	0
2018	15.761119	15.463894	-1.89%	0
2017	15.226826	15.761119	3.51%	0
2016	15.030934	15.226826	1.30%	0
2015	15.170553	15.030934	-0.92%	0
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.890078	11.629073	6.79%	1,861
2018	11.110477	10.890078	-1.98%	2,579
2017	10.744528	11.110477	3.41%	2,581
2016	10.616869	10.744528	1.20%	4,762
2015	10.726161	10.616869	-1.02%	10,987
2014	10.437944	10.726161	2.76%	16,936
2013	10.802571	10.437944	-3.38%	19,331
2012	10.000665	10.802571	8.02%	24,860
2011*	10.000000	10.000665	0.01%	1,275
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.795054	12.093319	23.46%	0
2018	12.276352	9.795054	-20.21%	0
2017	9.830785	12.276352	24.88%	0
2016*	10.000000	9.830785	-1.69%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.523879	14.770278	17.94%	0
2018	13.958877	12.523879	-10.28%	0
2017	13.451887	13.958877	3.77%	0
2016	11.390226	13.451887	18.10%	0
2015	13.189266	11.390226	-13.64%	0
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.818047	44.181847	26.89%	5,203
2018	34.997190	34.818047	-0.51%	5,518
2017	27.865529	34.997190	25.59%	6,155
2016	31.635835	27.865529	-11.92%	8,647
2015	28.513076	31.635835	10.95%	12,168
2014	22.025783	28.513076	29.45%	11,575
2013	14.833985	22.025783	48.48%	12,314
2012	11.478993	14.833985	29.23%	6,098
2011	10.541009	11.478993	8.90%	3,990
2010*	10.000000	10.541009	5.41%	247
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	53.522062	68.954077	28.83%	1,242
2018	70.914068	53.522062	-24.53%	2,067
2017	47.592545	70.914068	49.00%	1,877
2016	48.192601	47.592545	-1.25%	1,576
2015	56.800058	48.192601	-15.15%	2,614
2014	57.817314	56.800058	-1.76%	3,549
2013	52.319526	57.817314	10.51%	4,471
2012	40.857991	52.319526	28.05%	5,106
2011	55.770790	40.857991	-26.74%	1,425
2010	44.570461	55.770790	25.13%	1,810
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.277001	5.806823	10.04%	3,961
2018	7.473944	5.277001	-29.39%	3,657
2017	7.728290	7.473944	-3.29%	3,742
2016	5.462367	7.728290	41.48%	9,245
2015	8.342503	5.462367	-34.52%	2,554
2014	10.485340	8.342503	-20.44%	2,464
2013	9.636684	10.485340	8.81%	2,026
2012*	10.000000	9.636684	-3.63%	1,501

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	24.984019	27.572026	10.36%	611
2018	35.313910	24.984019	-29.25%	720
2017	36.414153	35.313910	-3.02%	1,148
2016	25.684375	36.414153	41.78%	1,478
2015	39.121254	25.684375	-34.35%	1,585
2014	49.022134	39.121254	-20.20%	1,842
2013	44.957225	49.022134	9.04%	2,300
2012	44.081324	44.957225	1.99%	2,733
2011	53.481851	44.081324	-17.58%	240
2010	41.949101	53.481851	27.49%	500
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.563553	23.511175	26.65%	689
2018	21.706583	18.563553	-14.48%	728
2017	17.399515	21.706583	24.75%	1,470
2016	16.975675	17.399515	2.50%	1,483
2015	17.761050	16.975675	-4.42%	1,498
2014	16.337737	17.761050	8.71%	1,515
2013	12.365739	16.337737	32.12%	1,530
2012	10.780406	12.365739	14.71%	1,543
2011	11.728373	10.780406	-8.08%	2,818
2010	10.582440	11.728373	10.83%	2,835
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.790853	7.91%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.704374	36.579160	23.14%	485
2018	29.724097	29.704374	-0.07%	521
2017	23.939368	29.724097	24.16%	644
2016	22.521403	23.939368	6.30%	712
2015	23.507226	22.521403	-4.19%	871
2014	24.284944	23.507226	-3.20%	1,340
2013	16.386239	24.284944	48.20%	4,401
2012	15.398932	16.386239	6.41%	2,810
2011	16.361321	15.398932	-5.88%	3,134
2010	13.082528	16.361321	25.06%	4,104

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.753203	13.354864	13.63%	0
2018	12.866366	11.753203	-8.65%	0
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.653642	8.813511	15.15%	0
2018*	10.000000	7.653642	-23.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	17.745945	20.979917	18.22%	3,108
2018	21.249601	17.745945	-16.49%	3,272
2017	19.096548	21.249601	11.27%	3,218
2016	15.519308	19.096548	23.05%	5,905
2015	16.690007	15.519308	-7.01%	6,175
2014	15.537029	16.690007	7.42%	9,312
2013	11.448774	15.537029	35.71%	11,037
2012	9.801452	11.448774	16.81%	10,180
2011	10.878283	9.801452	-9.90%	8,518
2010	8.715275	10.878283	24.82%	9,676
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.127867	14.096421	7.38%	5,803
2018	13.701500	13.127867	-4.19%	8,629
2017	13.403372	13.701500	2.22%	6,904
2016	13.021845	13.403372	2.93%	9,356
2015	13.540956	13.021845	-3.83%	12,043
2014	13.294537	13.540956	1.85%	15,592
2013	14.732555	13.294537	-9.76%	20,757
2012	13.914531	14.732555	5.88%	67,854
2011	12.628349	13.914531	10.18%	70,519
2010	12.183910	12.628349	3.65%	77,917
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	25.210335	30.810618	22.21%	29,747
2018	27.455874	25.210335	-8.18%	35,552
2017	23.110142	27.455874	18.80%	38,217
2016	20.652627	23.110142	11.90%	46,537
2015	22.193280	20.652627	-6.94%	50,250
2014	20.006829	22.193280	10.93%	57,241
2013	14.939309	20.006829	33.92%	67,099
2012	13.204933	14.939309	13.13%	76,986
2011	12.987835	13.204933	1.67%	102,356
2010	11.539646	12.987835	12.55%	111,797

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	18.268830	23.132533	26.62%	0
2018	21.856574	18.268830	-16.41%	0
2017	16.893905	21.856574	29.38%	0
2016	18.130000	16.893905	-6.82%	0
2015	18.249075	18.130000	-0.65%	0
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	22.043779	28.071067	27.34%	6,131
2018	25.651135	22.043779	-14.06%	12,140
2017	23.290632	25.651135	10.13%	13,559
2016	19.226210	23.290632	21.14%	23,741
2015	19.782645	19.226210	-2.81%	21,007
2014	17.233266	19.782645	14.79%	23,603
2013	13.432586	17.233266	28.29%	22,082
2012	11.711493	13.432586	14.70%	20,563
2011	11.960402	11.711493	-2.08%	22,010
2010	10.171685	11.960402	17.59%	20,830
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	33.601911	42.088380	25.26%	0
2018	37.514587	33.601911	-10.43%	0
2017	34.985374	37.514587	7.23%	0
2016	29.449449	34.985374	18.80%	0
2015	31.074644	29.449449	-5.23%	0
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.361848	11.735244	13.25%	8,758
2018	10.822385	10.361848	-4.26%	3,397
2017	10.250078	10.822385	5.58%	466
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.850820	10.601364	7.62%	329
2018	10.064063	9.850820	-2.12%	0
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.711713	14.718878	25.68%	19,284
2018	12.830491	11.711713	-8.72%	20,430
2017	11.170131	12.830491	14.86%	11,644
2016	9.760789	11.170131	14.44%	2,213
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.566696	18.074007	16.11%	17,292
2018	17.083716	15.566696	-8.88%	20,031
2017	15.236876	17.083716	12.12%	21,275
2016	14.886200	15.236876	2.36%	29,650
2015	15.250235	14.886200	-2.39%	36,191
2014	15.173580	15.250235	0.51%	31,161
2013	13.450045	15.173580	12.81%	37,231
2012	12.405078	13.450045	8.42%	40,218
2011	13.056117	12.405078	-4.99%	36,333
2010	12.063857	13.056117	8.23%	33,887
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.203800	13.240345	18.18%	0
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	29.198461	35.184680	20.50%	15,973
2018	32.535677	29.198461	-10.26%	26,387
2017	29.355301	32.535677	10.83%	24,967
2016	23.679016	29.355301	23.97%	33,658
2015	24.588023	23.679016	-3.70%	32,408
2014	23.722219	24.588023	3.65%	33,630
2013	17.097628	23.722219	38.75%	33,582
2012	14.982459	17.097628	14.12%	28,627
2011	15.109725	14.982459	-0.84%	42,283
2010	12.178690	15.109725	24.07%	47,770
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	26.701875	34.394886	28.81%	94,834
2018	28.399575	26.701875	-5.98%	116,892
2017	23.697316	28.399575	19.84%	143,101
2016	21.514199	23.697316	10.15%	160,370
2015	21.580748	21.514199	-0.31%	189,362
2014	19.296686	21.580748	11.84%	230,483
2013	14.823074	19.296686	30.18%	248,517
2012	12.989724	14.823074	14.11%	282,952
2011	12.930981	12.989724	0.45%	336,518
2010	11.419938	12.930981	13.23%	398,249

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	20.456921	27.100894	32.48%	19,611
2018	21.704454	20.456921	-5.75%	20,313
2017	19.085239	21.704454	13.72%	28,572
2016	17.536353	19.085239	8.83%	33,944
2015	18.372297	17.536353	-4.55%	41,412
2014	16.423717	18.372297	11.86%	42,662
2013	12.398623	16.423717	32.46%	46,988
2012	11.230274	12.398623	10.40%	57,983
2011	11.287657	11.230274	-0.51%	63,356
2010	9.970594	11.287657	13.21%	80,239
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	25.359640	33.956349	33.90%	16,176
2018	27.613937	25.359640	-8.16%	18,797
2017	21.993448	27.613937	25.56%	26,072
2016	20.671038	21.993448	6.40%	31,243
2015	21.495154	20.671038	-3.83%	39,514
2014	20.168397	21.495154	6.58%	58,371
2013	16.890247	20.168397	19.41%	77,779
2012	15.512613	16.890247	8.88%	89,260
2011	14.431777	15.512613	7.49%	101,126
2010	12.692396	14.431777	13.70%	112,460
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	18.126572	21.765230	20.07%	0
2018	22.719826	18.126572	-20.22%	0
2017	18.480452	22.719826	22.94%	0
2016	16.009168	18.480452	15.44%	901
2015	16.614781	16.009168	-3.65%	901
2014	16.586267	16.614781	0.17%	0
2013	11.323985	16.586267	46.47%	0
2012	9.526205	11.323985	18.87%	0
2011	11.213922	9.526205	-15.05%	0
2010	8.671768	11.213922	29.32%	2,089
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.654694	11.092394	14.89%	1,038
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.696513	17.248220	25.93%	4,195
2018	16.726225	13.696513	-18.11%	11,206
2017	15.178377	16.726225	10.20%	19,997
2016	11.742909	15.178377	29.26%	26,491
2015	12.732461	11.742909	-7.77%	23,815
2014	12.226317	12.732461	4.14%	13,723
2013*	10.000000	12.226317	22.26%	129

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.437009	11.019372	5.58%	13,954
2018	10.595120	10.437009	-1.49%	22,967
2017	10.387553	10.595120	2.00%	2,195
2016	9.669611	10.387553	7.42%	5,278
2015	9.905195	9.669611	-2.38%	4,952
2014*	10.000000	9.905195	-0.95%	2,915
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	17.958076	19.378818	7.91%	51,385
2018	18.323119	17.958076	-1.99%	73,582
2017	17.861762	18.323119	2.58%	90,079
2016	17.447452	17.861762	2.37%	92,614
2015	17.738378	17.447452	-1.64%	99,748
2014	17.332785	17.738378	2.34%	114,681
2013	17.398823	17.332785	-0.38%	125,236
2012	16.082889	17.398823	8.18%	154,005
2011	15.948207	16.082889	0.84%	183,080
2010	14.906875	15.948207	6.99%	231,868
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.239455	10.495819	27.38%	6,855
2018*	10.000000	8.239455	-17.61%	7,479
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.143139	17.319993	14.38%	13,275
2018	16.016753	15.143139	-5.45%	13,525
2017	14.375914	16.016753	11.41%	14,141
2016	13.848607	14.375914	3.81%	14,772
2015	14.089170	13.848607	-1.71%	15,431
2014	13.693625	14.089170	2.89%	16,189
2013	12.247736	13.693625	11.81%	16,853
2012	11.122350	12.247736	10.12%	17,989
2011	11.312070	11.122350	-1.68%	18,684
2010	10.176442	11.312070	11.16%	11,565
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.266714	18.064928	18.33%	2,885
2018	16.469104	15.266714	-7.30%	2,885
2017	14.340298	16.469104	14.84%	11,834
2016	13.714650	14.340298	4.56%	12,058
2015	13.960539	13.714650	-1.76%	31,121
2014	13.527796	13.960539	3.20%	20,442
2013	11.832049	13.527796	14.33%	19,890
2012	10.602215	11.832049	11.60%	12,166
2011	10.874747	10.602215	-2.51%	12,217
2010	9.630658	10.874747	12.92%	9,643

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.807971	19.385780	22.63%	2,222
2018	17.406096	15.807971	-9.18%	8,385
2017	14.610873	17.406096	19.13%	5,600
2016	13.910753	14.610873	5.03%	5,295
2015	14.155823	13.910753	-1.73%	5,210
2014	13.691236	14.155823	3.39%	5,126
2013	11.428736	13.691236	19.80%	4,141
2012	10.037368	11.428736	13.86%	4,741
2011	10.461668	10.037368	-4.06%	4,741
2010	9.146676	10.461668	14.38%	4,696
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.249017	13.766295	22.38%	11,897
2018	11.939894	11.249017	-5.79%	4,453
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	37.624159	48.764361	29.61%	0
2018	40.808779	37.624159	-7.80%	0
2017	33.989425	40.808779	20.06%	0
2016	31.943374	33.989425	6.41%	0
2015	32.217227	31.943374	-0.85%	0
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.003143	10.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.686958	8.323952	8.29%	14,804
2018	10.363592	7.686958	-25.83%	18,254
2017	10.810360	10.363592	-4.13%	17,205
2016	8.211919	10.810360	31.64%	40,074
2015	10.509370	8.211919	-21.86%	22,704
2014	12.218532	10.509370	-13.99%	26,314
2013	9.981813	12.218532	22.41%	36,394
2012	9.666237	9.981813	3.26%	45,417
2011	10.340902	9.666237	-6.52%	53,762
2010	8.801514	10.340902	17.49%	61,716

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	24.826540	31.167832	25.54%	93,265
2018	27.490364	24.826540	-9.69%	110,293
2017	24.714923	27.490364	11.23%	125,713
2016	21.258901	24.714923	16.26%	147,132
2015	22.479889	21.258901	-5.43%	177,757
2014	20.984606	22.479889	7.13%	204,176
2013	16.625347	20.984606	26.22%	229,438
2012	14.388826	16.625347	15.54%	272,914
2011	14.468450	14.388826	-0.55%	333,758
2010	12.750014	14.468450	13.48%	417,581
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.585966	14.814402	27.87%	420
2018	12.941018	11.585966	-10.47%	420
2017	11.254640	12.941018	14.98%	577
2016*	10.000000	11.254640	12.55%	577
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	25.525618	35.411307	38.73%	0
2018	23.044998	25.525618	10.76%	0
2017	17.389178	23.044998	32.52%	0
2016	17.591960	17.389178	-1.15%	0
2015	16.914582	17.591960	4.00%	0
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	28.323316	37.473533	32.31%	74,471
2018	28.807089	28.323316	-1.68%	90,040
2017	21.640170	28.807089	33.12%	98,275
2016	21.791086	21.640170	-0.69%	103,908
2015	20.644511	21.791086	5.55%	119,304
2014	18.830804	20.644511	9.63%	135,351
2013	14.021696	18.830804	34.30%	165,456
2012	12.415372	14.021696	12.94%	190,011
2011	12.573533	12.415372	-1.26%	223,968
2010	10.279106	12.573533	22.32%	256,862

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.435079	19.755910	13.31%	21,340
2018	18.344509	17.435079	-4.96%	27,909
2017	17.375612	18.344509	5.58%	26,411
2016	15.407248	17.375612	12.78%	40,776
2015	16.235810	15.407248	-5.10%	34,852
2014	16.291271	16.235810	-0.34%	29,169
2013	15.605919	16.291271	4.39%	33,156
2012	13.860429	15.605919	12.59%	36,156
2011	13.525764	13.860429	2.47%	44,337
2010	12.055544	13.525764	12.20%	57,578
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.441885	15.604023	8.05%	20,597
2018	14.741264	14.441885	-2.03%	33,548
2017	14.353153	14.741264	2.70%	38,818
2016	13.912519	14.353153	3.17%	66,580
2015	14.210353	13.912519	-2.10%	53,881
2014	13.627965	14.210353	4.27%	55,874
2013	14.087669	13.627965	-3.26%	50,144
2012	13.508871	14.087669	4.28%	101,556
2011	12.778972	13.508871	5.71%	116,641
2010	12.036092	12.778972	6.17%	148,981
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.633936	21.446637	21.62%	8,964
2018	20.953277	17.633936	-15.84%	22,201
2017	17.605008	20.953277	19.02%	35,242
2016	15.925306	17.605008	10.55%	48,500
2015	16.397370	15.925306	-2.88%	62,880
2014	15.659873	16.397370	4.71%	63,428
2013	11.672670	15.659873	34.16%	76,815
2012	10.316987	11.672670	13.14%	98,989
2011	11.719144	10.316987	-11.96%	116,887
2010	9.234738	11.719144	26.90%	126,874
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.475443	23.258091	25.89%	13,675
2018	22.016437	18.475443	-16.08%	19,982
2017	17.161790	22.016437	28.29%	26,742
2016	18.344322	17.161790	-6.45%	29,585
2015	17.977318	18.344322	2.04%	32,200
2014	19.852777	17.977318	-9.45%	5,392
2013	15.443347	19.852777	28.55%	7,203
2012	12.993968	15.443347	18.85%	7,327
2011	15.921110	12.993968	-18.39%	10,329
2010	14.290321	15.921110	11.41%	11,959
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.401016	11.396671	21.23%	224
2018	10.193245	9.401016	-7.77%	413
2017*	10.000000	10.193245	1.93%	63

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	22.021353	29.158814	32.41%	7,713
2018	27.018450	22.021353	-18.50%	8,655
2017	22.985348	27.018450	17.55%	8,945
2016	21.292563	22.985348	7.95%	12,698
2015	22.275383	21.292563	-4.41%	13,411
2014	21.174591	22.275383	5.20%	19,897
2013	16.462938	21.174591	28.62%	22,218
2012	13.136939	16.462938	25.32%	17,633
2011	14.616436	13.136939	-10.12%	19,481
2010	11.722632	14.616436	24.69%	26,413
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.766739	15.087893	18.18%	118
2018	14.331894	12.766739	-10.92%	118
2017	12.979987	14.331894	10.42%	118
2016	11.630788	12.979987	11.60%	316
2015	12.577409	11.630788	-7.53%	2,010
2014	12.402760	12.577409	1.41%	7,271
2013	10.162991	12.402760	22.04%	7,271
2012	8.937286	10.162991	13.71%	7,153
2011	9.205881	8.937286	-2.92%	7,153
2010	8.468198	9.205881	8.71%	7,550
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.997716	18.306841	14.43%	17,894
2018	16.955929	15.997716	-5.65%	23,817
2017	15.679311	16.955929	8.14%	43,218
2016	13.945670	15.679311	12.43%	56,836
2015	15.217169	13.945670	-8.36%	53,197
2014	14.752286	15.217169	3.15%	81,802
2013	13.131082	14.752286	12.35%	99,077
2012	11.822160	13.131082	11.07%	100,472
2011	11.710454	11.822160	0.95%	82,870
2010	10.540823	11.710454	11.10%	70,126
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.839011	20.977922	24.58%	4,009
2018	19.603809	16.839011	-14.10%	6,112
2017	17.967513	19.603809	9.11%	5,785
2016	13.996619	17.967513	28.37%	12,279
2015	15.327632	13.996619	-8.68%	14,094
2014	15.457027	15.327632	-0.84%	17,903
2013	11.506600	15.457027	34.33%	19,657
2012	9.857727	11.506600	16.73%	26,919
2011	10.388032	9.857727	-5.10%	39,317
2010	8.216525	10.388032	26.43%	40,622

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.855188	12.311416	24.92%	7,339
2018	11.871008	9.855188	-16.98%	7,315
2017	8.574241	11.871008	38.45%	7,121
2016	7.404213	8.574241	15.80%	6,858
2015	9.340420	7.404213	-20.73%	12,417
2014*	10.000000	9.340420	-6.60%	16,611
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.985240	17.784802	11.26%	0
2018	19.135327	15.985240	-16.46%	0
2017	16.583667	19.135327	15.39%	0
2016	15.646577	16.583667	5.99%	0
2015	16.937242	15.646577	-7.62%	0
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.087009	8.972832	10.95%	6,551
2018	9.700464	8.087009	-16.63%	11,534
2017	8.430492	9.700464	15.06%	12,608
2016	7.977466	8.430492	5.68%	13,092
2015	8.652545	7.977466	-7.80%	15,767
2014*	10.000000	8.652545	-13.47%	16,920
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.664739	9.721257	0.58%	20,740
2018	9.616381	9.664739	0.50%	28,799
2017	9.568289	9.616381	0.50%	25,691
2016	9.426771	9.568289	1.50%	40,718
2015	9.990710	9.426771	-5.64%	61,831
2014*	10.000000	9.990710	-0.09%	69,518
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.783339	13.005216	10.37%	0
2018	12.493278	11.783339	-5.68%	797
2017	11.201482	12.493278	11.53%	1,594
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.633489	9.974801	3.54%	141
2018	10.293377	9.633489	-6.41%	148
2017	10.069135	10.293377	2.23%	456
2016	10.261346	10.069135	-1.87%	612
2015	10.218121	10.261346	0.42%	324
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.966597	15.521213	19.70%	0
2018	14.321715	12.966597	-9.46%	0
2017	12.623637	14.321715	13.45%	0
2016	11.598889	12.623637	8.83%	0
2015	11.842480	11.598889	-2.06%	0
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.210695	22.519384	30.85%	0
2018	18.791082	17.210695	-8.41%	0
2017	15.286136	18.791082	22.93%	0
2016	14.267980	15.286136	7.14%	0
2015	14.482081	14.267980	-1.48%	0
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.164805	19.143682	18.43%	0
2018	17.391794	16.164805	-7.05%	0
2017	15.419549	17.391794	12.79%	0
2016	14.477543	15.419549	6.51%	0
2015	14.667392	14.477543	-1.29%	0
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.941343	21.889689	22.01%	0
2018	20.360881	17.941343	-11.88%	0
2017	17.990980	20.360881	13.17%	0
2016	14.868387	17.990980	21.00%	0
2015	15.823306	14.868387	-6.03%	0
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.491814	20.368026	10.15%	0
2018	19.562144	18.491814	-5.47%	0
2017	18.674993	19.562144	4.75%	0
2016	16.116104	18.674993	15.88%	0
2015	17.017561	16.116104	-5.30%	0
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.326059	23.357824	20.86%	0
2018	22.444675	19.326059	-13.89%	0
2017	21.950683	22.444675	2.25%	0
2016	17.583250	21.950683	24.84%	0
2015	19.096817	17.583250	-7.93%	0
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	19.105856	23.868373	24.93%	0
2018	22.267910	19.105856	-14.20%	0
2017	19.860579	22.267910	12.12%	0
2016	15.890416	19.860579	24.98%	0
2015	17.290773	15.890416	-8.10%	0
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.702557	21.937241	23.92%	0
2018	20.018270	17.702557	-11.57%	0
2017	16.588937	20.018270	20.67%	0
2016	14.828608	16.588937	11.87%	0
2015	15.236381	14.828608	-2.68%	0
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.880347	24.930936	32.05%	0
2018	19.872181	18.880347	-4.99%	0
2017	15.489947	19.872181	28.29%	0
2016	14.449175	15.489947	7.20%	0
2015	13.891639	14.449175	4.01%	0
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.772922	23.965303	34.84%	0
2018	18.704637	17.772922	-4.98%	0
2017	14.896448	18.704637	25.56%	0
2016	14.772367	14.896448	0.84%	0
2015	14.267756	14.772367	3.54%	0
2014	13.344138	14.267756	6.92%	0
2013	9.657360	13.344138	38.18%	252
2012*	10.000000	9.657360	-3.43%	245
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.473921	23.505341	34.52%	1,534
2018	18.440859	17.473921	-5.24%	1,478
2017	14.722748	18.440859	25.25%	39
2016	14.636028	14.722748	0.59%	41
2015	14.170716	14.636028	3.28%	44
2014	13.286584	14.170716	6.65%	46
2013	9.639190	13.286584	37.84%	1,265
2012*	10.000000	9.639190	-3.61%	1,072

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	19.802725	25.180948	27.16%	0
2018	22.168360	19.802725	-10.67%	0
2017	19.865008	22.168360	11.60%	0
2016	18.270972	19.865008	8.72%	0
2015	19.665118	18.270972	-7.09%	0
2014	18.442016	19.665118	6.63%	0
2013	14.471103	18.442016	27.44%	0
2012	12.887930	14.471103	12.28%	0
2011	13.078812	12.887930	-1.46%	0
2010	12.107484	13.078812	8.02%	15,324
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.349751	17.030363	18.68%	6,143
2018	16.083327	14.349751	-10.78%	6,143
2017	14.690482	16.083327	9.48%	6,143
2016	12.941140	14.690482	13.52%	6,143
2015	13.433025	12.941140	-3.66%	6,143
2014	12.494905	13.433025	7.51%	6,143
2013	10.122990	12.494905	23.43%	6,143
2012	9.120097	10.122990	11.00%	0
2011*	10.000000	9.120097	-8.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.078807	15.861717	21.28%	0
2018	14.135097	13.078807	-7.47%	0
2017	12.680510	14.135097	11.47%	0
2016	12.602978	12.680510	0.62%	0
2015	12.973984	12.602978	-2.86%	0
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.819401	28.506908	30.65%	0
2018	21.932549	21.819401	-0.52%	0
2017	19.203747	21.932549	14.21%	0
2016	21.996778	19.203747	-12.70%	0
2015	21.625114	21.996778	1.72%	0
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	21.583778	27.362365	26.77%	0
2018	25.748090	21.583778	-16.17%	0
2017	21.229320	25.748090	21.29%	0
2016	21.627597	21.229320	-1.84%	0
2015	22.461047	21.627597	-3.71%	0
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.434967	16.563559	23.29%	0
2018	15.414917	13.434967	-12.84%	0
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.822652	38.705770	34.29%	0
2018	31.010915	28.822652	-7.06%	0
2017	24.796220	31.010915	25.06%	0
2016	25.713669	24.796220	-3.57%	0
2015	25.186304	25.713669	2.09%	0
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	28.619184	39.326255	37.41%	28,386
2018	30.907961	28.619184	-7.41%	30,529
2017	24.338096	30.907961	26.99%	39,370
2016	24.119692	24.338096	0.91%	41,948
2015	22.946306	24.119692	5.11%	47,496
2014	21.999635	22.946306	4.30%	53,461
2013	16.407668	21.999635	34.08%	64,098
2012	14.290760	16.407668	14.81%	74,716
2011	14.336167	14.290760	-0.32%	89,839
2010	11.406673	14.336167	25.68%	104,037

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	21.345457	27.736855	29.94%	92,543
2018	24.937080	21.345457	-14.40%	100,444
2017	18.505099	24.937080	34.76%	129,442
2016	18.751769	18.505099	-1.32%	157,279
2015	18.296407	18.751769	2.49%	215,462
2014	18.140382	18.296407	0.86%	232,153
2013	14.451565	18.140382	25.53%	119,468
2012	12.086923	14.451565	19.56%	130,830
2011	13.366337	12.086923	-9.57%	147,854
2010	11.689703	13.366337	14.34%	171,535
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.137037	11.074961	9.25%	67
2018	10.754715	10.137037	-5.74%	3,733
2017	10.263238	10.754715	4.79%	4,965
2016	9.770259	10.263238	5.05%	5,654
2015	10.138168	9.770259	-3.63%	5,511
2014	9.998294	10.138168	1.40%	3,551
2013	10.153699	9.998294	-1.53%	7,088
2012*	10.000000	10.153699	1.54%	1,945
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.706416	10.984074	26.16%	372
2018	10.976968	8.706416	-20.68%	388
2017	8.804103	10.976968	24.68%	1,957
2016	9.177984	8.804103	-4.07%	1,131
2015	9.027900	9.177984	1.66%	2,012
2014*	10.000000	9.027900	-9.72%	2,119
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	25.810485	33.613560	30.23%	40,053
2018	28.420356	25.810485	-9.18%	46,287
2017	24.653818	28.420356	15.28%	59,998
2016	22.400580	24.653818	10.06%	70,287
2015	21.986841	22.400580	1.88%	86,235
2014	20.143043	21.986841	9.15%	95,736
2013	15.503064	20.143043	29.93%	111,897
2012	13.453826	15.503064	15.23%	129,448
2011	13.646425	13.453826	-1.41%	169,173
2010	11.919993	13.646425	14.48%	219,012

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.184248	22.675819	24.70%	4,254
2018	20.567258	18.184248	-11.59%	4,098
2017	18.271816	20.567258	12.56%	4,606
2016	15.696760	18.271816	16.41%	2,638
2015	16.917657	15.696760	-7.22%	2,474
2014	15.328616	16.917657	10.37%	3,268
2013	11.024374	15.328616	39.04%	10,830
2012	9.476668	11.024374	16.33%	10,039
2011	9.828402	9.476668	-3.58%	9,460
2010	8.077252	9.828402	21.68%	7,583
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.868189	32.261526	20.07%	4,955
2018	28.819347	26.868189	-6.77%	7,175
2017	24.711780	28.819347	16.62%	7,482
2016	25.722300	24.711780	-3.93%	9,041
2015	28.463271	25.722300	-9.63%	12,775
2014	30.471856	28.463271	-6.59%	20,278
2013	24.697448	30.471856	23.38%	21,226
2012	21.018406	24.697448	17.50%	22,784
2011	22.971594	21.018406	-8.50%	24,002
2010	21.437776	22.971594	7.15%	33,949
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.085136	29.695071	9.64%	929
2018	28.065396	27.085136	-3.49%	1,574
2017	26.680880	28.065396	5.19%	2,262
2016	23.288925	26.680880	14.56%	3,437
2015	25.262976	23.288925	-7.81%	4,870
2014	25.142776	25.262976	0.48%	7,073
2013	23.076815	25.142776	8.95%	9,576
2012	19.727767	23.076815	16.98%	5,857
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.477461	38.732186	36.01%	2,089
2018	28.900955	28.477461	-1.47%	2,387
2017	23.097708	28.900955	25.12%	22
2016	22.074757	23.097708	4.63%	25
2015	23.761658	22.074757	-7.10%	70
2014	22.340925	23.761658	6.36%	409
2013	17.437595	22.340925	28.12%	950
2012	15.573917	17.437595	11.97%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.776616	10.534090	7.75%	0
2018	10.045420	9.776616	-2.68%	0
2017	9.857161	10.045420	1.91%	1,356
2016	9.779457	9.857161	0.79%	1,356
2015*	10.000000	9.779457	-2.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	21.091405	28.459993	34.94%	66,148
2018	21.031080	21.091405	0.29%	83,388
2017	16.407245	21.031080	28.18%	89,018
2016	16.322505	16.407245	0.52%	103,655
2015	14.788861	16.322505	10.37%	115,425
2014	13.827926	14.788861	6.95%	122,359
2013	10.714814	13.827926	29.05%	142,825
2012	8.773952	10.714814	22.12%	184,135
2011	9.562054	8.773952	-8.24%	207,174
2010	9.107636	9.562054	4.99%	265,471
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.352491	17.638430	42.79%	52,999
2018	12.416004	12.352491	-0.51%	62,246
2017	8.689095	12.416004	42.89%	66,681
2016	7.740020	8.689095	12.26%	76,729
2015	7.501427	7.740020	3.18%	74,780
2014	6.957572	7.501427	7.82%	76,254
2013	5.211821	6.957572	33.50%	83,889
2012	4.436450	5.211821	17.48%	86,325
2011	4.925784	4.436450	-9.93%	41,013
2010	4.015918	4.925784	22.66%	42,464
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	11.065897	13.824946	24.93%	43,916
2018	13.225900	11.065897	-16.33%	58,170
2017	10.254307	13.225900	28.98%	69,685
2016	11.147213	10.254307	-8.01%	80,821
2015	12.397025	11.147213	-10.08%	91,577
2014	14.304090	12.397025	-13.33%	105,036
2013	12.694230	14.304090	12.68%	112,304
2012	11.375515	12.694230	11.59%	141,733
2011	17.050778	11.375515	-33.28%	64,077
2010	13.832197	17.050778	23.27%	71,364
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	26.752859	33.437512	24.99%	11,527
2018	30.777883	26.752859	-13.08%	11,466
2017	27.437019	30.777883	12.18%	12,960
2016	24.260378	27.437019	13.09%	9,041
2015	25.276026	24.260378	-4.02%	10,191
2014	22.270453	25.276026	13.50%	10,332
2013	17.072054	22.270453	30.45%	12,562
2012	14.384008	17.072054	18.69%	14,476
2011	14.279258	14.384008	0.73%	17,920
2010	11.730542	14.279258	21.73%	17,260

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.975288	10.455137	16.49%	462
2018	11.177706	8.975288	-19.70%	8,313
2017	8.868214	11.177706	26.04%	10,500
2016	7.446400	8.868214	19.09%	22,244
2015	9.446852	7.446400	-21.18%	16,877
2014*	10.000000	9.446852	-5.53%	16,625
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.961199	10.647749	6.89%	909
2018	10.208209	9.961199	-2.42%	614
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.218645	22.592165	39.30%	5,364
2018	16.737690	16.218645	-3.10%	6,886
2017	13.436526	16.737690	24.57%	3,487
2016	12.524759	13.436526	7.28%	1,307
2015	12.981137	12.524759	-3.52%	1,784
2014	14.232107	12.981137	-8.79%	345
2013	10.221111	14.232107	39.24%	1,896
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	18.801104	24.007683	27.69%	25,984
2018	21.272778	18.801104	-11.62%	29,049
2017	18.384515	21.272778	15.71%	33,708
2016	16.387315	18.384515	12.19%	33,942
2015	16.776699	16.387315	-2.32%	41,257
2014	15.439690	16.776699	8.66%	46,322
2013	11.548165	15.439690	33.70%	52,030
2012	10.107238	11.548165	14.26%	56,712
2011	10.298488	10.107238	-1.86%	75,108
2010	9.391265	10.298488	9.66%	66,724
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.850635	8.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.829384	22.089557	23.89%	6,888
2018	20.031974	17.829384	-11.00%	9,971
2017	16.019269	20.031974	25.05%	11,372
2016	15.645110	16.019269	2.39%	14,845
2015	14.924020	15.645110	4.83%	20,342
2014	14.966396	14.924020	-0.28%	18,478
2013	11.892421	14.966396	25.85%	27,680
2012	10.404132	11.892421	14.30%	12,197
2011	10.742489	10.404132	-3.15%	6,612
2010*	10.000000	10.742489	7.42%	479

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.514711	14.775347	9.33%	7,222
2018	13.797516	13.514711	-2.05%	9,204
2017	13.170631	13.797516	4.76%	10,875
2016	12.587874	13.170631	4.63%	10,875
2015	12.850270	12.587874	-2.04%	12,960
2014	12.083548	12.850270	6.35%	5,575
2013	12.294099	12.083548	-1.71%	2,421
2012	11.393500	12.294099	7.90%	4,103
2011	10.937141	11.393500	4.17%	12,835
2010	10.352730	10.937141	5.64%	9,771
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	44.631999	50.279082	12.65%	2,420
2018	48.648010	44.631999	-8.26%	2,560
2017	44.970218	48.648010	8.18%	2,619
2016	41.252861	44.970218	9.01%	2,956
2015	42.310672	41.252861	-2.50%	3,099
2014	41.690950	42.310672	1.49%	3,499
2013	46.337422	41.690950	-10.03%	4,428
2012	39.840934	46.337422	16.31%	4,555
2011	37.750186	39.840934	5.54%	7,229
2010	34.886363	37.750186	8.21%	7,827
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.391272	11.840254	26.08%	3,365
2018	10.341212	9.391272	-9.19%	3,375
2017	9.318677	10.341212	10.97%	5,350
2016	8.220270	9.318677	13.36%	15,188
2015*	10.000000	8.220270	-17.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.683108	19.372706	16.12%	0
2018	18.098466	16.683108	-7.82%	0
2017	15.808190	18.098466	14.49%	0
2016	15.185195	15.808190	4.10%	0
2015	16.453037	15.185195	-7.71%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.792838	21.754546	22.27%	412
2018	19.443201	17.792838	-8.49%	795
2017	16.779008	19.443201	15.88%	412
2016	15.329703	16.779008	9.45%	412
2015	16.747703	15.329703	-8.47%	412
2014	17.343482	16.747703	-3.44%	1,593
2013	13.333512	17.343482	30.07%	2,584
2012	11.028004	13.333512	20.91%	3,144
2011	11.287082	11.028004	-2.30%	1,824
2010*	10.000000	11.287082	12.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.658781	19.839224	19.09%	41,670
2018	17.782037	16.658781	-6.32%	52,445
2017	15.574154	17.782037	14.18%	42,745
2016	14.490563	15.574154	7.48%	53,503
2015	14.553097	14.490563	-0.43%	53,638
2014	14.058163	14.553097	3.52%	51,794
2013	11.564862	14.058163	21.56%	53,135
2012	10.136363	11.564862	14.09%	76,815
2011	10.185355	10.136363	-0.48%	84,078
2010	9.221689	10.185355	10.45%	116,465
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.542789	12.403583	7.46%	5,132
2018	11.834619	11.542789	-2.47%	13,347
2017	11.628721	11.834619	1.77%	14,776
2016	11.488878	11.628721	1.22%	15,808
2015	11.678990	11.488878	-1.63%	15,447
2014	11.283092	11.678990	3.51%	17,296
2013	11.745615	11.283092	-3.94%	25,003
2012	11.349117	11.745615	3.49%	33,176
2011	10.886683	11.349117	4.25%	39,193
2010	10.417221	10.886683	4.51%	134,565
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.422069	24.481471	32.89%	24,583
2018	20.628911	18.422069	-10.70%	35,701
2017	15.974195	20.628911	29.14%	42,045
2016	16.170109	15.974195	-1.21%	47,487
2015	15.392570	16.170109	5.05%	60,318
2014	15.329730	15.392570	0.41%	57,972
2013	12.085782	15.329730	26.84%	63,413
2012	10.040218	12.085782	20.37%	64,898
2011	11.227749	10.040218	-10.58%	70,297
2010	10.230924	11.227749	9.74%	97,632
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.502033	26.337355	28.46%	26,991
2018	20.932193	20.502033	-2.06%	33,415
2017	16.611103	20.932193	26.01%	36,842
2016	15.446288	16.611103	7.54%	38,294
2015	14.719560	15.446288	4.94%	45,534
2014	13.814202	14.719560	6.55%	53,083
2013	10.809513	13.814202	27.80%	76,203
2012	9.338308	10.809513	15.75%	86,882
2011	9.936478	9.338308	-6.02%	81,606
2010	8.526248	9.936478	16.54%	75,920

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.933919	20.982434	23.91%	19,722
2018	17.559399	16.933919	-3.56%	26,546
2017	14.605454	17.559399	20.22%	26,044
2016	13.333890	14.605454	9.54%	34,292
2015	13.377837	13.333890	-0.33%	39,302
2014	12.308889	13.377837	8.68%	39,396
2013	9.388388	12.308889	31.11%	45,215
2012	8.134094	9.388388	15.42%	38,470
2011	8.437999	8.134094	-3.60%	42,169
2010	7.711392	8.437999	9.42%	57,594
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.792698	20.228513	7.64%	14,548
2018	19.518713	18.792698	-3.72%	16,801
2017	18.616399	19.518713	4.85%	20,058
2016	17.377412	18.616399	7.13%	23,973
2015	18.148708	17.377412	-4.25%	28,538
2014	17.718275	18.148708	2.43%	41,452
2013	18.174214	17.718275	-2.51%	37,357
2012	16.421308	18.174214	10.67%	49,682
2011	15.778518	16.421308	4.07%	49,649
2010	14.470434	15.778518	9.04%	66,810
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	22.035259	27.660650	25.53%	9,914
2018	24.098555	22.035259	-8.56%	11,883
2017	20.712303	24.098555	16.35%	14,568
2016	17.818383	20.712303	16.24%	20,779
2015	19.286240	17.818383	-7.61%	26,247
2014	17.917375	19.286240	7.64%	38,133
2013	13.396973	17.917375	33.74%	38,670
2012	11.469793	13.396973	16.80%	39,575
2011	11.909239	11.469793	-3.69%	42,178
2010	10.432735	11.909239	14.15%	44,308
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.627017	12.044239	13.34%	698
2018	11.776333	10.627017	-9.76%	793
2017	10.084160	11.776333	16.78%	891
2016*	10.000000	10.084160	0.84%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.087864	10.601707	5.09%	9,829
2018*	10.000000	10.087864	0.88%	13,003

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	22.314106	25.244920	13.13%	16,388
2018	23.332443	22.314106	-4.36%	20,757
2017	22.165116	23.332443	5.27%	24,631
2016	19.691375	22.165116	12.56%	28,701
2015	20.505634	19.691375	-3.97%	33,741
2014	20.279585	20.505634	1.11%	47,499
2013	19.209010	20.279585	5.57%	22,757
2012	17.006776	19.209010	12.95%	30,435
2011	16.613435	17.006776	2.37%	33,305
2010	14.890479	16.613435	11.57%	41,751
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.693190	21.079974	26.28%	45,316
2018	17.778837	16.693190	-6.11%	51,991
2017	14.441230	17.778837	23.11%	56,625
2016	12.892095	14.441230	12.02%	67,020
2015	13.217866	12.892095	-2.46%	76,978
2014	12.575615	13.217866	5.11%	83,410
2013	8.868107	12.575615	41.81%	101,031
2012	7.691254	8.868107	15.30%	110,967
2011	8.825688	7.691254	-12.85%	132,966
2010	7.742536	8.825688	13.99%	164,491
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.677044	16.010263	26.29%	0
2018	13.535871	12.677044	-6.34%	804
2017	11.003122	13.535871	23.02%	804
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.477012	22.944733	31.29%	36,964
2018	21.218710	17.477012	-17.63%	44,612
2017	17.109465	21.218710	24.02%	51,067
2016	17.727889	17.109465	-3.49%	54,823
2015	18.068403	17.727889	-1.88%	58,952
2014	18.511590	18.068403	-2.39%	66,493
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	24.376058	31.078632	27.50%	29,251
2018	24.724871	24.376058	-1.41%	33,971
2017	20.804995	24.724871	18.84%	40,545
2016	18.942232	20.804995	9.83%	47,850
2015	19.033161	18.942232	-0.48%	56,714
2014	17.212463	19.033161	10.58%	77,913
2013	13.315422	17.212463	29.27%	90,123
2012	11.824177	13.315422	12.61%	98,429
2011	11.928634	11.824177	-0.88%	112,282
2010	10.663668	11.928634	11.86%	131,185
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.724650	16.774952	22.22%	0
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	1,046
2010	8.092734	9.172909	13.35%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.141460	15.053910	14.55%	12,864
2018	14.215221	13.141460	-7.55%	14,459
2017	12.865962	14.215221	10.49%	19,201
2016	12.297011	12.865962	4.63%	25,096
2015	12.605143	12.297011	-2.44%	23,776
2014	12.257368	12.605143	2.84%	22,719
2013	10.842213	12.257368	13.05%	24,420
2012	9.901343	10.842213	9.50%	20,596
2011	10.178550	9.901343	-2.72%	20,554
2010	9.350064	10.178550	8.86%	47,133
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.674624	16.212239	18.56%	0
2018	15.102205	13.674624	-9.45%	4,373
2017	13.225621	15.102205	14.19%	4,285
2016	12.497841	13.225621	5.82%	4,194
2015	12.845981	12.497841	-2.71%	4,091
2014	12.443839	12.845981	3.23%	2,527
2013	10.409028	12.443839	19.55%	2,527
2012	9.289782	10.409028	12.05%	2,527
2011	9.757848	9.289782	-4.80%	2,527
2010	8.805424	9.757848	10.82%	2,527

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.082336	13.184391	9.12%	7,304
2018	12.582629	12.082336	-3.98%	7,702
2017	11.997916	12.582629	4.87%	8,133
2016	11.631259	11.997916	3.15%	8,554
2015	11.883626	11.631259	-2.12%	8,977
2014	11.663208	11.883626	1.89%	9,606
2013	11.272747	11.663208	3.46%	10,136
2012	10.635656	11.272747	5.99%	9,829
2011	10.636271	10.635656	-0.01%	39,807
2010	10.100382	10.636271	5.31%	19,288
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.115278	12.477890	12.26%	0
2018	12.124200	11.115278	-8.32%	0
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.406919	12.981023	13.80%	0
2018	12.450432	11.406919	-8.38%	0
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.463834	15.684096	16.49%	8,492
2018	14.697639	13.463834	-8.39%	8,805
2017	13.078748	14.697639	12.38%	8,802
2016	12.426494	13.078748	5.25%	8,790
2015	12.738720	12.426494	-2.45%	15,302
2014	12.354957	12.738720	3.11%	25,586
2013	10.636554	12.354957	16.16%	23,978
2012	9.600365	10.636554	10.79%	8,896
2011	9.968937	9.600365	-3.70%	7,361
2010	9.078170	9.968937	9.81%	36,340

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.673094	16.478794	20.52%	0
2018	15.324711	13.673094	-10.78%	0
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	964
2013	10.113294	12.392557	22.54%	964
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.888584	14.525617	12.70%	608
2018	13.726433	12.888584	-6.10%	656
2017	12.668439	13.726433	8.35%	923
2016	12.120834	12.668439	4.52%	974
2015	12.425283	12.120834	-2.45%	1,283
2014	12.107456	12.425283	2.63%	1,339
2013	11.038758	12.107456	9.68%	3,039
2012	10.174002	11.038758	8.50%	8,442
2011	10.346130	10.174002	-1.66%	10,046
2010	9.623621	10.346130	7.51%	10,427
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.045121	15.577701	10.91%	1,719
2018	16.896703	14.045121	-16.88%	1,713
2017	13.963642	16.896703	21.00%	1,817
2016	14.005178	13.963642	-0.30%	1,934
2015	14.780942	14.005178	-5.25%	2,274
2014	16.320458	14.780942	-9.43%	5,264
2013	13.782602	16.320458	18.41%	6,699
2012	11.691392	13.782602	17.89%	4,081
2011	13.539657	11.691392	-13.65%	4,979
2010	12.912369	13.539657	4.86%	5,533
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.824167	13.775470	7.42%	10,925
2018	13.062011	12.824167	-1.82%	13,257
2017	12.689056	13.062011	2.94%	2,554
2016	12.215655	12.689056	3.88%	1,366
2015	12.478981	12.215655	-2.11%	2,483
2014	12.047147	12.478981	3.58%	1,953
2013	12.456312	12.047147	-3.28%	1,951
2012	11.724510	12.456312	6.24%	14,017
2011	11.154881	11.724510	5.11%	14,460
2010	10.567560	11.154881	5.56%	59,330

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.192842	14.256106	8.06%	158
2018	13.578570	13.192842	-2.84%	176
2017	13.270936	13.578570	2.32%	373
2016	13.024363	13.270936	1.89%	477
2015	13.277968	13.024363	-1.91%	5,703
2014	12.839722	13.277968	3.41%	4,786
2013	13.294413	12.839722	-3.42%	4,911
2012	12.587652	13.294413	5.61%	5,940
2011	12.037904	12.587652	4.57%	8,511
2010	11.292531	12.037904	6.60%	11,217
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.365258	12.240261	18.09%	0
2018	11.705556	10.365258	-11.45%	0
2017	10.070232	11.705556	16.24%	0
2016	9.168739	10.070232	9.83%	0
2015*	10.000000	9.168739	-8.31%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.248509	11.874767	15.87%	0
2018	11.276485	10.248509	-9.12%	0
2017	10.046513	11.276485	12.24%	0
2016	9.367333	10.046513	7.25%	0
2015*	10.000000	9.367333	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	20.934710	25.377978	21.22%	7,905
2018	25.711980	20.934710	-18.58%	16,252
2017	18.427770	25.711980	39.53%	17,418
2016	17.349859	18.427770	6.21%	21,835
2015	20.946977	17.349859	-17.17%	21,126
2014	22.482440	20.946977	-6.83%	22,841
2013	22.632906	22.482440	-0.66%	1,188
2012	19.583210	22.632906	15.57%	1,188
2011	25.585692	19.583210	-23.46%	1,364
2010	22.335735	25.585692	14.55%	1,611
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	15.443456	16.182048	4.78%	111,727
2018	15.671469	15.443456	-1.45%	147,780
2017	15.568868	15.671469	0.66%	165,492
2016	15.673072	15.568868	-0.66%	164,095
2015	15.912923	15.673072	-1.51%	196,946
2014	15.433695	15.912923	3.11%	233,102
2013	16.314484	15.433695	-5.40%	258,735
2012	16.055896	16.314484	1.61%	312,111
2011	15.181780	16.055896	5.76%	357,209
2010	14.694661	15.181780	3.31%	441,224

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.520116	10.557620	0.36%	94,990
2018	10.523949	10.520116	-0.04%	112,839
2017	10.628164	10.523949	-0.98%	170,257
2016	10.777838	10.628164	-1.39%	271,926
2015	10.930871	10.777838	-1.40%	198,534
2014	11.086075	10.930871	-1.40%	204,663
2013	11.243481	11.086075	-1.40%	217,376
2012	11.403562	11.243481	-1.40%	344,275
2011	11.565023	11.403562	-1.40%	522,023
2010	11.729216	11.565023	-1.40%	470,968
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.643124	16.024327	17.45%	7,234
2018	16.190789	13.643124	-15.74%	12,359
2017	12.883151	16.190789	25.67%	16,079
2016	12.953023	12.883151	-0.54%	23,530
2015	13.551230	12.953023	-4.41%	26,400
2014	13.805555	13.551230	-1.84%	29,364
2013	11.882533	13.805555	16.18%	7,698
2012	10.424572	11.882533	13.99%	8,191
2011	11.716421	10.424572	-11.03%	8,466
2010	10.488624	11.716421	11.71%	2,011
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.769110	11.674592	19.51%	832
2018	11.538635	9.769110	-15.34%	297
2017	9.402483	11.538635	22.72%	1,467
2016	9.486013	9.402483	-0.88%	1,440
2015	9.756230	9.486013	-2.77%	1,283
2014	10.547416	9.756230	-7.50%	1,169
2013	8.839774	10.547416	19.32%	2,120
2012	7.584319	8.839774	16.55%	2,524
2011	8.825898	7.584319	-14.07%	2,578
2010	8.334511	8.825898	5.90%	299
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	21.133665	25.783048	22.00%	18,110
2018	23.517910	21.133665	-10.14%	18,021
2017	20.139296	23.517910	16.78%	18,180
2016	18.657959	20.139296	7.94%	19,143
2015	19.113658	18.657959	-2.38%	19,074
2014	18.464529	19.113658	3.52%	34,109
2013	14.716704	18.464529	25.47%	44,804
2012	12.878109	14.716704	14.28%	80,365
2011	13.595059	12.878109	-5.27%	84,399
2010	12.028363	13.595059	13.03%	110,211

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.384258	18.633239	13.73%	4,867
2018	17.465153	16.384258	-6.19%	4,925
2017	15.938376	17.465153	9.58%	7,769
2016	15.205699	15.938376	4.82%	9,068
2015	15.448431	15.205699	-1.57%	11,962
2014	14.980860	15.448431	3.12%	9,872
2013	13.395360	14.980860	11.84%	7,386
2012	12.420224	13.395360	7.85%	4,147
2011	12.485749	12.420224	-0.52%	4,713
2010	11.531239	12.485749	8.28%	2,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.193874	22.698946	18.26%	2,207
2018	20.814777	19.193874	-7.79%	2,432
2017	18.386678	20.814777	13.21%	2,423
2016	17.307540	18.386678	6.24%	2,418
2015	17.647147	17.307540	-1.92%	2,353
2014	17.011103	17.647147	3.74%	1,126
2013	14.437980	17.011103	17.82%	1,126
2012	13.045391	14.437980	10.67%	1,126
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.346329	15.493976	8.00%	22,589
2018	14.818378	14.346329	-3.19%	23,786
2017	14.220117	14.818378	4.21%	28,207
2016	13.831726	14.220117	2.81%	40,533
2015	13.991080	13.831726	-1.14%	44,064
2014	13.658383	13.991080	2.44%	75,439
2013	13.213856	13.658383	3.36%	101,372
2012	12.742431	13.213856	3.70%	101,190
2011	12.554982	12.742431	1.49%	97,701
2010	12.024651	12.554982	4.41%	145,985
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.196489	12.474729	11.42%	0
2018	12.033298	11.196489	-6.95%	0
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.495033	13.062369	13.63%	0
2018	12.410534	11.495033	-7.38%	0
2017	10.760883	12.410534	15.33%	0
2016	10.203997	10.760883	5.46%	0
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.403454	21.365807	16.10%	217,282
2018	19.790314	18.403454	-7.01%	242,818
2017	17.773029	19.790314	11.35%	271,202
2016	16.823029	17.773029	5.65%	302,478
2015	17.119195	16.823029	-1.73%	359,586
2014	16.507013	17.119195	3.71%	399,418
2013	14.354555	16.507013	14.99%	440,400
2012	13.138332	14.354555	9.26%	532,657
2011	13.329878	13.138332	-1.44%	672,257
2010	12.188811	13.329878	9.36%	796,260
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.191679	24.254775	20.12%	95,303
2018	22.194922	20.191679	-9.03%	97,901
2017	19.291583	22.194922	15.05%	113,674
2016	18.035104	19.291583	6.97%	132,161
2015	18.425665	18.035104	-2.12%	175,732
2014	17.804702	18.425665	3.49%	212,913
2013	14.755526	17.804702	20.66%	243,757
2012	13.155324	14.755526	12.16%	306,389
2011	13.631623	13.155324	-3.49%	405,705
2010	12.252537	13.631623	11.26%	524,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.616552	18.592988	11.89%	48,448
2018	17.507143	16.616552	-5.09%	50,485
2017	16.257507	17.507143	7.69%	64,999
2016	15.598163	16.257507	4.23%	75,593
2015	15.824478	15.598163	-1.43%	80,473
2014	15.322942	15.824478	3.27%	88,009
2013	14.064436	15.322942	8.95%	93,856
2012	13.203082	14.064436	6.52%	122,825
2011	13.119542	13.203082	0.64%	152,942
2010	12.261505	13.119542	7.00%	217,686
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.466509	4.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.767148	7.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.406693	23.689874	28.70%	16,560
2018	19.262231	18.406693	-4.44%	19,836
2017	15.003277	19.262231	28.39%	20,727
2016	14.889658	15.003277	0.76%	19,794
2015	14.599663	14.889658	1.99%	24,179
2014	13.407747	14.599663	8.89%	26,213
2013	10.091991	13.407747	32.86%	34,323
2012	8.796906	10.091991	14.72%	50,050
2011	9.188587	8.796906	-4.26%	63,815
2010	8.067649	9.188587	13.89%	110,204
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.153864	13.083985	17.30%	54
2018	11.886080	11.153864	-6.16%	148
2017	10.254405	11.886080	15.91%	246
2016	9.580687	10.254405	7.03%	1,953
2015	9.940095	9.580687	-3.62%	2,348
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.517486	15.055432	20.28%	0
2018	13.031769	12.517486	-3.95%	0
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	1,927
2015	10.136201	10.008431	-1.26%	2,291
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.292371	39.746674	35.69%	232,700
2018	30.093668	29.292371	-2.66%	268,240
2017	23.972218	30.093668	25.54%	305,781
2016	23.459513	23.972218	2.19%	339,589
2015	22.639583	23.459513	3.62%	405,877
2014	21.103926	22.639583	7.28%	453,908
2013	15.656863	21.103926	34.79%	536,698
2012	13.379633	15.656863	17.02%	651,364
2011	13.879239	13.379633	-3.60%	773,701
2010	12.937705	13.879239	7.28%	954,179
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.327974	30.452865	25.18%	102,319
2018	27.220070	24.327974	-10.62%	117,060
2017	25.401729	27.220070	7.16%	140,771
2016	21.389647	25.401729	18.76%	155,253
2015	22.662300	21.389647	-5.62%	186,862
2014	20.318544	22.662300	11.54%	204,572
2013	15.623287	20.318544	30.05%	250,417
2012	13.819345	15.623287	13.05%	295,542
2011	13.925107	13.819345	-0.76%	345,864
2010	12.446849	13.925107	11.88%	427,976

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	48.820033	60.484295	23.89%	26,778
2018	55.878552	48.820033	-12.63%	30,392
2017	48.946350	55.878552	14.16%	32,273
2016	41.266647	48.946350	18.61%	35,938
2015	42.940824	41.266647	-3.90%	43,308
2014	39.801118	42.940824	7.89%	48,577
2013	30.339423	39.801118	31.19%	54,849
2012	26.194264	30.339423	15.82%	64,647
2011	27.258994	26.194264	-3.91%	79,658
2010	21.905984	27.258994	24.44%	93,667
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.667496	9.960460	14.92%	4,094
2018	10.612653	8.667496	-18.33%	4,379
2017	8.755668	10.612653	21.21%	4,360
2016	8.438681	8.755668	3.76%	6,051
2015	9.020295	8.438681	-6.45%	6,603
2014*	10.000000	9.020295	-9.80%	7,024
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.634236	21.804179	23.65%	4,772
2018	20.229689	17.634236	-12.83%	9,933
2017	17.912110	20.229689	12.94%	10,165
2016	15.612995	17.912110	14.73%	11,442
2015	16.349912	15.612995	-4.51%	12,936
2014	15.003932	16.349912	8.97%	14,678
2013	11.235257	15.003932	33.54%	18,071
2012	9.672458	11.235257	16.16%	21,423
2011	10.416860	9.672458	-7.15%	23,475
2010*	10.000000	10.416860	4.17%	30,681
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.579360	17.983231	23.35%	282
2018	16.764728	14.579360	-13.04%	282
2017	14.866940	16.764728	12.77%	282
2016	12.992704	14.866940	14.43%	282
2015	13.646136	12.992704	-4.79%	282
2014	12.553952	13.646136	8.70%	282
2013	9.429299	12.553952	33.14%	282
2012	8.132803	9.429299	15.94%	282
2011	8.783164	8.132803	-7.40%	1,910
2010	7.900785	8.783164	11.17%	5,119

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.486969	22.574868	22.11%	89,033
2018	21.591403	18.486969	-14.38%	93,856
2017	19.235158	21.591403	12.25%	116,421
2016	16.588905	19.235158	15.95%	134,645
2015	17.324375	16.588905	-4.25%	163,225
2014	15.014820	17.324375	15.38%	174,459
2013	11.223612	15.014820	33.78%	203,878
2012	9.784057	11.223612	14.71%	232,530
2011	10.158513	9.784057	-3.69%	252,147
2010	8.611937	10.158513	17.96%	293,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	25.965214	34.744748	33.81%	15,773
2018	28.607471	25.965214	-9.24%	19,265
2017	23.223829	28.607471	23.18%	23,094
2016	21.746638	23.223829	6.79%	25,731
2015	21.889905	21.746638	-0.65%	26,427
2014	21.593612	21.889905	1.37%	24,132
2013	15.177795	21.593612	42.27%	27,410
2012	13.570259	15.177795	11.85%	32,970
2011	13.852352	13.570259	-2.04%	37,526
2010	11.198962	13.852352	23.69%	50,005
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	53.665823	62.968641	17.33%	20,132
2018	65.544270	53.665823	-18.12%	23,040
2017	60.948343	65.544270	7.54%	27,802
2016	49.082802	60.948343	24.17%	31,649
2015	52.969902	49.082802	-7.34%	39,680
2014	50.197125	52.969902	5.52%	43,473
2013	36.260190	50.197125	38.44%	53,256
2012	30.533520	36.260190	18.76%	64,208
2011	32.620202	30.533520	-6.40%	76,190
2010	26.130932	32.620202	24.83%	92,050
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	46.179511	57.211417	23.89%	27,354
2018	53.612572	46.179511	-13.86%	34,274
2017	47.909752	53.612572	11.90%	40,661
2016	39.556465	47.909752	21.12%	46,549
2015	40.785081	39.556465	-3.01%	55,975
2014	41.029765	40.785081	-0.60%	62,696
2013	29.531592	41.029765	38.94%	70,772
2012	25.931771	29.531592	13.88%	84,858
2011	27.847272	25.931771	-6.88%	105,451
2010	22.536251	27.847272	23.57%	125,999

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.559138	21.816091	24.24%	2,333
2018	18.904587	17.559138	-7.12%	2,328
2017	16.162933	18.904587	16.96%	2,429
2016	14.886489	16.162933	8.57%	3,473
2015	15.146916	14.886489	-1.72%	6,251
2014	13.889330	15.146916	9.05%	6,722
2013	10.151205	13.889330	36.82%	10,808
2012	9.233874	10.151205	9.93%	5,496
2011	9.672275	9.233874	-4.53%	7,124
2010	7.937739	9.672275	21.85%	8,177
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.086999	18.154297	28.87%	61,073
2018	14.871485	14.086999	-5.28%	68,688
2017	14.161916	14.871485	5.01%	83,055
2016	13.379244	14.161916	5.85%	99,610
2015	14.337324	13.379244	-6.68%	110,175
2014	11.282015	14.337324	27.08%	124,528
2013	11.104067	11.282015	1.60%	124,889
2012	9.726579	11.104067	14.16%	169,400
2011	9.262269	9.726579	5.01%	185,237
2010	7.215778	9.262269	28.36%	229,992
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.975228	20.609320	29.01%	8,257
2018	17.033442	15.975228	-6.21%	9,703
2017	14.250089	17.033442	19.53%	13,048
2016	12.973398	14.250089	9.84%	13,704
2015	13.034700	12.973398	-0.47%	13,969
2014	11.690929	13.034700	11.49%	11,058
2013*	10.000000	11.690929	16.91%	3,033
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.356837	10.629229	2.63%	4,625
2018	10.419228	10.356837	-0.60%	4,654
2017	10.402485	10.419228	0.16%	8,782
2016	10.293303	10.402485	1.06%	8,223
2015	10.475188	10.293303	-1.74%	8,519
2014	10.571704	10.475188	-0.91%	11,125
2013	10.710524	10.571704	-1.30%	13,083
2012	10.493248	10.710524	2.07%	19,733
2011	10.505471	10.493248	-0.12%	19,062
2010	10.402907	10.505471	0.99%	46,530

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.244008	17.550146	23.21%	2,516
2018	16.295948	14.244008	-12.59%	5,849
2017	14.474102	16.295948	12.59%	2,410
2016	12.144406	14.474102	19.18%	3,275
2015	12.949016	12.144406	-6.21%	4,064
2014	12.561167	12.949016	3.09%	1,701
2013*	10.000000	12.561167	25.61%	1,521
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.518924	23.708848	35.33%	61,108
2018	19.076041	17.518924	-8.16%	67,519
2017	15.145152	19.076041	25.95%	84,308
2016	14.426844	15.145152	4.98%	94,096
2015	14.658829	14.426844	-1.58%	116,623
2014	14.290362	14.658829	2.58%	138,149
2013	10.430873	14.290362	37.00%	165,759
2012	9.207097	10.430873	13.29%	196,926
2011	9.749946	9.207097	-5.57%	240,811
2010	7.797173	9.749946	25.04%	303,312
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.132034	14.541399	30.63%	1,576
2018	12.083458	11.132034	-7.87%	7,670
2017	9.838017	12.083458	22.82%	3,436
2016	9.578681	9.838017	2.71%	3,436
2015*	10.000000	9.578681	-4.21%	3,678
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.247632	10.476682	2.24%	3,728
2018	10.288884	10.247632	-0.40%	3,796
2017	10.342392	10.288884	-0.52%	13,583
2016	10.362502	10.342392	-0.19%	14,404
2015	10.490360	10.362502	-1.22%	18,346
2014	10.574797	10.490360	-0.80%	15,868
2013	10.659198	10.574797	-0.79%	17,373
2012	10.334992	10.659198	3.14%	18,655
2011	10.451154	10.334992	-1.11%	27,087
2010	10.067484	10.451154	3.81%	28,670
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.606737	29.301340	24.12%	0
2018	25.398106	23.606737	-7.05%	0
2017	21.749384	25.398106	16.78%	0
2016	20.077309	21.749384	8.33%	0
2015	20.457226	20.077309	-1.86%	666
2014	18.796293	20.457226	8.84%	2,615
2013	13.853638	18.796293	35.68%	4,623
2012	12.660703	13.853638	9.42%	2,116
2011	13.248211	12.660703	-4.43%	2,795
2010	10.936610	13.248211	21.14%	9,745

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.784123	11.881855	10.18%	9,605
2018	11.568210	10.784123	-6.78%	9,605
2017	10.347636	11.568210	11.80%	9,620
2016	9.294660	10.347636	11.33%	9,627
2015	10.380393	9.294660	-10.46%	9,498
2014	10.480118	10.380393	-0.95%	15,214
2013	10.617321	10.480118	-1.29%	13,230
2012*	10.000000	10.617321	6.17%	13,345
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.582112	11.962797	13.05%	0
2018	11.277369	10.582112	-6.17%	651
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.353622	11.969073	5.42%	1,684
2018	12.004733	11.353622	-5.42%	5,951
2017	10.994491	12.004733	9.19%	1,691
2016	10.835564	10.994491	1.47%	1,438
2015	11.838901	10.835564	-8.47%	2,432
2014	11.970971	11.838901	-1.10%	2,394
2013	12.994281	11.970971	-7.88%	1,817
2012	12.523974	12.994281	3.76%	29,795
2011	11.715321	12.523974	6.90%	40,401
2010	10.863506	11.715321	7.84%	38,771
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.215454	11.492347	2.47%	19,200
2018	11.348665	11.215454	-1.17%	23,411
2017	11.367019	11.348665	-0.16%	25,513
2016	11.379469	11.367019	-0.11%	26,915
2015	11.516995	11.379469	-1.19%	29,065
2014	11.593767	11.516995	-0.66%	44,858
2013	11.785758	11.593767	-1.63%	80,148
2012	11.303572	11.785758	4.27%	69,129
2011	11.349250	11.303572	-0.40%	58,344
2010	10.942921	11.349250	3.71%	63,677

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.268912	14.186732	6.92%	0
2018	13.762936	13.268912	-3.59%	0
2017	13.464741	13.762936	2.21%	0
2016	12.982043	13.464741	3.72%	0
2015	13.532374	12.982043	-4.07%	0
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.196519	10.324830	1.26%	4,846
2018	10.196573	10.196519	0.00%	11,993
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.365509	16.416206	6.84%	0
2018	15.668824	15.365509	-1.94%	0
2017	15.145309	15.668824	3.46%	0
2016	14.958044	15.145309	1.25%	0
2015	15.104638	14.958044	-0.97%	0
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.847817	11.578071	6.73%	36,908
2018	11.073007	10.847817	-2.03%	35,266
2017	10.713713	11.073007	3.35%	32,719
2016	10.591772	10.713713	1.15%	40,380
2015	10.706236	10.591772	-1.07%	44,792
2014	10.423839	10.706236	2.71%	47,918
2013	10.793451	10.423839	-3.42%	48,063
2012	9.997303	10.793451	7.96%	36,683
2011*	10.000000	9.997303	-0.03%	5,992
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.781841	12.070890	23.40%	0
2018	12.266057	9.781841	-20.25%	0
2017	9.827498	12.266057	24.81%	0
2016*	10.000000	9.827498	-1.73%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.444330	14.669023	17.88%	0
2018	13.877296	12.444330	-10.33%	0
2017	13.380041	13.877296	3.72%	0
2016	11.335117	13.380041	18.04%	0
2015	13.132112	11.335117	-13.68%	0
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.665530	43.966010	26.83%	15,258
2018	34.861674	34.665530	-0.56%	17,454
2017	27.771653	34.861674	25.53%	18,698
2016	31.545211	27.771653	-11.96%	14,966
2015	28.445811	31.545211	10.90%	29,576
2014	21.984956	28.445811	29.39%	27,539
2013	14.813993	21.984956	48.41%	42,451
2012	11.469343	14.813993	29.16%	37,518
2011	10.537474	11.469343	8.84%	19,533
2010*	10.000000	10.537474	5.37%	1,984
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	52.975386	68.215186	28.77%	1,437
2018	70.225600	52.975386	-24.56%	1,905
2017	47.154285	70.225600	48.93%	2,819
2016	47.772942	47.154285	-1.29%	3,539
2015	56.334025	47.772942	-15.20%	3,733
2014	57.372034	56.334025	-1.81%	4,020
2013	51.942908	57.372034	10.45%	5,421
2012	40.584488	51.942908	27.99%	7,506
2011	55.425541	40.584488	-26.78%	2,950
2010	44.316971	55.425541	25.07%	3,445
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.259156	5.784237	9.98%	7,794
2018	7.452477	5.259156	-29.43%	7,583
2017	7.709997	7.452477	-3.34%	7,048
2016	5.452194	7.709997	41.41%	6,268
2015	8.331203	5.452194	-34.56%	3,418
2014	10.476472	8.331203	-20.48%	5,602
2013	9.633425	10.476472	8.75%	4,135
2012*	10.000000	9.633425	-3.67%	4,039

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	24.728781	27.276527	10.30%	2,269
2018	34.970989	24.728781	-29.29%	2,657
2017	36.078782	34.970989	-3.07%	2,771
2016	25.460684	36.078782	41.70%	7,094
2015	38.800263	25.460684	-34.38%	7,865
2014	48.644610	38.800263	-20.24%	9,235
2013	44.633626	48.644610	8.99%	11,288
2012	43.786283	44.633626	1.94%	15,003
2011	53.150799	43.786283	-17.62%	2,749
2010	41.710547	53.150799	27.43%	4,125
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.381095	23.268285	26.59%	2,029
2018	21.504194	18.381095	-14.52%	2,043
2017	17.245996	21.504194	24.69%	2,057
2016	16.834410	17.245996	2.44%	4,494
2015	17.622175	16.834410	-4.47%	4,506
2014	16.218211	17.622175	8.66%	4,735
2013	12.281488	16.218211	32.05%	4,959
2012	10.712401	12.281488	14.65%	5,029
2011	11.660281	10.712401	-8.13%	5,044
2010	10.526327	11.660281	10.77%	5,060
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.787196	7.87%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.559160	36.381896	23.08%	4,605
2018	29.593874	29.559160	-0.12%	7,764
2017	23.846531	29.593874	24.10%	2,012
2016	22.445413	23.846531	6.24%	3,739
2015	23.439797	22.445413	-4.24%	3,148
2014	24.227573	23.439797	-3.25%	3,361
2013	16.355805	24.227573	48.13%	5,152
2012	15.378152	16.355805	6.36%	4,519
2011	16.347518	15.378152	-5.93%	3,872
2010	13.078108	16.347518	25.00%	6,820

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.713529	13.303038	13.57%	0
2018	12.829479	11.713529	-8.70%	0
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.651041	8.806058	15.10%	0
2018*	10.000000	7.651041	-23.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.775627	31.639080	18.16%	0
2018	32.078425	26.775627	-16.53%	0
2017	28.842760	32.078425	11.22%	0
2016	23.451680	28.842760	22.99%	0
2015	25.233564	23.451680	-7.06%	0
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	63
2012	14.841377	17.326930	16.75%	164
2011	16.480266	14.841377	-9.94%	634
2010	13.210063	16.480266	24.76%	1,569
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.023939	13.977732	7.32%	894
2018	13.599969	13.023939	-4.24%	894
2017	13.310782	13.599969	2.17%	894
2016	12.938426	13.310782	2.88%	4,679
2015	13.461043	12.938426	-3.88%	4,686
2014	13.222784	13.461043	1.80%	4,693
2013	14.660477	13.222784	-9.81%	4,751
2012	13.853507	14.660477	5.83%	5,250
2011	12.579318	13.853507	10.13%	2,284
2010	12.142758	12.579318	3.60%	2,783
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	24.952773	30.480390	22.15%	3,497
2018	27.189248	24.952773	-8.23%	3,537
2017	22.897273	27.189248	18.74%	4,305
2016	20.472741	22.897273	11.84%	4,945
2015	22.011161	20.472741	-6.99%	7,983
2014	19.852724	22.011161	10.87%	8,307
2013	14.831750	19.852724	33.85%	8,358
2012	13.116528	14.831750	13.08%	10,370
2011	12.907424	13.116528	1.62%	11,112
2010	11.474011	12.907424	12.49%	12,815

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	18.082118	22.884520	26.56%	0
2018	21.644237	18.082118	-16.46%	0
2017	16.738233	21.644237	29.31%	0
2016	17.972029	16.738233	-6.87%	0
2015	18.099243	17.972029	-0.70%	0
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.902535	27.877071	27.28%	144
2018	25.499788	21.902535	-14.11%	152
2017	23.164915	25.499788	10.08%	501
2016	19.132100	23.164915	21.08%	510
2015	19.695800	19.132100	-2.86%	522
2014	17.166323	19.695800	14.74%	534
2013	13.387193	17.166323	28.23%	1,037
2012	11.677860	13.387193	14.64%	407
2011	11.932093	11.677860	-2.13%	789
2010	10.152758	11.932093	17.53%	547
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	33.258552	41.637190	25.19%	0
2018	37.150213	33.258552	-10.48%	0
2017	34.663081	37.150213	7.18%	0
2016	29.192912	34.663081	18.74%	0
2015	30.819579	29.192912	-5.28%	0
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.342584	11.707480	13.20%	3,181
2018	10.807773	10.342584	-4.30%	2,883
2017	10.241414	10.807773	5.53%	2,929
2016	9.210938	10.241414	11.19%	2,702
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.832498	10.576289	7.56%	0
2018	10.050474	9.832498	-2.17%	0
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.689952	14.684098	25.61%	7,340
2018	12.813189	11.689952	-8.77%	7,299
2017	11.160715	12.813189	14.81%	7,666
2016	9.757481	11.160715	14.38%	8,033
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.490530	17.976454	16.05%	5,485
2018	17.008811	15.490530	-8.93%	5,741
2017	15.177751	17.008811	12.06%	6,004
2016	14.835936	15.177751	2.30%	10,454
2015	15.206461	14.835936	-2.44%	10,787
2014	15.137710	15.206461	0.45%	11,169
2013	13.425066	15.137710	12.76%	13,902
2012	12.388328	13.425066	8.37%	14,559
2011	13.045088	12.388328	-5.03%	13,267
2010	12.059777	13.045088	8.17%	10,346
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.177299	13.202321	18.12%	0
2018	13.452907	11.177299	-16.92%	0
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	203
2014*	10.000000	10.878488	8.78%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.952682	34.870825	20.44%	8,418
2018	32.278282	28.952682	-10.30%	8,548
2017	29.137796	32.278282	10.78%	9,894
2016	23.515456	29.137796	23.91%	10,094
2015	24.430581	23.515456	-3.75%	10,088
2014	23.582274	24.430581	3.60%	10,085
2013	17.005377	23.582274	38.68%	10,221
2012	14.909191	17.005377	14.06%	10,504
2011	15.043438	14.909191	-0.89%	10,494
2010	12.131407	15.043438	24.00%	10,751
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	26.428996	34.026137	28.75%	14,566
2018	28.123695	26.428996	-6.03%	14,933
2017	23.478980	28.123695	19.78%	16,031
2016	21.326747	23.478980	10.09%	17,130
2015	21.403570	21.326747	-0.36%	24,342
2014	19.147966	21.403570	11.78%	34,463
2013	14.716283	19.147966	30.11%	36,236
2012	12.902704	14.716283	14.06%	41,600
2011	12.850866	12.902704	0.40%	61,523
2010	11.354934	12.850866	13.17%	69,033

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	20.247784	26.810238	32.41%	3,799
2018	21.493525	20.247784	-5.80%	3,837
2017	18.909328	21.493525	13.67%	3,998
2016	17.383511	18.909328	8.78%	4,051
2015	18.221417	17.383511	-4.60%	4,126
2014	16.297102	18.221417	11.81%	4,205
2013	12.309273	16.297102	32.40%	4,310
2012	11.155011	12.309273	10.35%	5,560
2011	11.217703	11.155011	-0.56%	5,972
2010	9.913825	11.217703	13.15%	6,859
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	25.100493	33.592321	33.83%	3,200
2018	27.345715	25.100493	-8.21%	3,302
2017	21.790829	27.345715	25.49%	3,601
2016	20.490951	21.790829	6.34%	4,545
2015	21.318699	20.490951	-3.88%	6,513
2014	20.012981	21.318699	6.52%	7,210
2013	16.768590	20.012981	19.35%	8,402
2012	15.408708	16.768590	8.83%	9,995
2011	14.342372	15.408708	7.43%	12,787
2010	12.620167	14.342372	13.65%	15,029
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.969782	21.566014	20.01%	0
2018	22.534815	17.969782	-20.26%	0
2017	18.339235	22.534815	22.88%	0
2016	15.894860	18.339235	15.38%	0
2015	16.504527	15.894860	-3.69%	0
2014	16.484572	16.504527	0.12%	0
2013	11.260256	16.484572	46.40%	0
2012	9.477410	11.260256	18.81%	0
2011	11.162131	9.477410	-15.09%	0
2010	8.636085	11.162131	29.25%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.646521	11.077391	14.83%	0
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.657181	17.189971	25.87%	377
2018	16.686713	13.657181	-18.16%	401
2017	15.150174	16.686713	10.14%	429
2016	11.727012	15.150174	29.19%	455
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.412308	10.987714	5.53%	0
2018	10.575440	10.412308	-1.54%	800
2017	10.373510	10.575440	1.95%	2,670
2016	9.661427	10.373510	7.37%	2,670
2015	9.901823	9.661427	-2.43%	2,501
2014*	10.000000	9.901823	-0.98%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	17.779902	19.176816	7.86%	15,870
2018	18.150576	17.779902	-2.04%	16,229
2017	17.702503	18.150576	2.53%	15,440
2016	17.300638	17.702503	2.32%	15,066
2015	17.598049	17.300638	-1.69%	17,181
2014	17.204381	17.598049	2.29%	20,621
2013	17.278688	17.204381	-0.43%	20,778
2012	15.979969	17.278688	8.13%	25,518
2011	15.854161	15.979969	0.79%	37,468
2010	14.826476	15.854161	6.93%	40,315
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.236655	10.486927	27.32%	0
2018*	10.000000	8.236655	-17.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	15.046085	17.200277	14.32%	0
2018	15.922219	15.046085	-5.50%	0
2017	14.298300	15.922219	11.36%	0
2016	13.780812	14.298300	3.76%	0
2015	14.027327	13.780812	-1.76%	0
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.169013	17.940224	18.27%	6,724
2018	16.372048	15.169013	-7.35%	6,776
2017	14.262996	16.372048	14.79%	6,786
2016	13.647608	14.262996	4.51%	6,649
2015	13.899349	13.647608	-1.81%	852
2014	13.475332	13.899349	3.15%	852
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	1,176

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.706683	19.251809	22.57%	5,540
2018	17.303387	15.706683	-9.23%	5,614
2017	14.531999	17.303387	19.07%	5,641
2016	13.842663	14.531999	4.98%	5,732
2015	14.093683	13.842663	-1.78%	0
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.233829	13.740735	22.32%	0
2018	11.929860	11.233829	-5.83%	0
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	37.239687	48.241583	29.54%	0
2018	40.412387	37.239687	-7.85%	0
2017	33.676288	40.412387	20.00%	0
2016	31.665100	33.676288	6.35%	0
2015	31.952770	31.665100	-0.90%	0
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	10.999409	9.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.637684	8.266405	8.23%	5,200
2018	10.302417	7.637684	-25.87%	4,958
2017	10.751973	10.302417	-4.18%	6,048
2016	8.171698	10.751973	31.58%	4,973
2015	10.463214	8.171698	-21.90%	4,237
2014	12.171054	10.463214	-14.03%	2,984
2013	9.948062	12.171054	22.35%	2,988
2012	9.638456	9.948062	3.21%	3,090
2011	10.316401	9.638456	-6.57%	10,921
2010	8.785117	10.316401	17.43%	12,707

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	24.572775	30.833605	25.48%	9,801
2018	27.223263	24.572775	-9.74%	10,225
2017	24.487172	27.223263	11.17%	12,334
2016	21.073659	24.487172	16.20%	16,698
2015	22.295332	21.073659	-5.48%	19,404
2014	20.822881	22.295332	7.07%	22,903
2013	16.505584	20.822881	26.16%	25,051
2012	14.292433	16.505584	15.48%	28,786
2011	14.378804	14.292433	-0.60%	38,763
2010	12.677441	14.378804	13.42%	53,750
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.570308	14.786880	27.80%	0
2018	12.930125	11.570308	-10.52%	0
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	25.264690	35.031557	38.66%	0
2018	22.821067	25.264690	10.71%	0
2017	17.228904	22.821067	32.46%	0
2016	17.438638	17.228904	-1.20%	0
2015	16.775671	17.438638	3.95%	0
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	28.033918	37.071844	32.24%	7,764
2018	28.527309	28.033918	-1.73%	8,365
2017	21.440820	28.527309	33.05%	9,512
2016	21.601268	21.440820	-0.74%	10,323
2015	20.475058	21.601268	5.50%	12,127
2014	18.685707	20.475058	9.58%	14,089
2013	13.920714	18.685707	34.23%	17,777
2012	12.332230	13.920714	12.88%	19,276
2011	12.495657	12.332230	-1.31%	22,699
2010	10.220627	12.495657	22.26%	25,399

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.256966	19.544183	13.25%	2,364
2018	18.166368	17.256966	-5.01%	2,637
2017	17.215582	18.166368	5.52%	3,045
2016	15.273067	17.215582	12.72%	9,786
2015	16.102585	15.273067	-5.15%	9,840
2014	16.165795	16.102585	-0.39%	2,496
2013	15.493571	16.165795	4.34%	2,506
2012	13.767645	15.493571	12.54%	3,795
2011	13.442010	13.767645	2.42%	3,808
2010	11.986961	13.442010	12.14%	4,051
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.327560	15.472656	7.99%	1,855
2018	14.632026	14.327560	-2.08%	1,887
2017	14.254001	14.632026	2.65%	2,012
2016	13.823402	14.254001	3.12%	2,074
2015	14.126484	13.823402	-2.15%	2,699
2014	13.554408	14.126484	4.22%	2,514
2013	14.018752	13.554408	-3.31%	2,892
2012	13.449621	14.018752	4.23%	3,721
2011	12.729366	13.449621	5.66%	6,651
2010	11.995456	12.729366	6.12%	15,331
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.520964	21.298428	21.56%	2,838
2018	20.829673	17.520964	-15.88%	2,798
2017	17.510003	20.829673	18.96%	2,964
2016	15.847373	17.510003	10.49%	3,205
2015	16.325407	15.847373	-2.93%	3,284
2014	15.599050	16.325407	4.66%	3,881
2013	11.633223	15.599050	34.09%	4,934
2012	10.287348	11.633223	13.08%	9,936
2011	11.691389	10.287348	-12.01%	22,232
2010	9.217537	11.691389	26.84%	31,685
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.286642	23.008749	25.82%	3,890
2018	21.802581	18.286642	-16.13%	3,884
2017	17.003676	21.802581	28.22%	4,306
2016	18.184506	17.003676	-6.49%	4,653
2015	17.829743	18.184506	1.99%	5,411
2014	19.699795	17.829743	-9.49%	2,986
2013	15.332114	19.699795	28.49%	3,067
2012	12.906937	15.332114	18.79%	4,293
2011	15.822499	12.906937	-18.43%	4,388
2010	14.209012	15.822499	11.36%	4,508
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.393056	11.381244	21.17%	266
2018	10.189808	9.393056	-7.82%	0
2017*	10.000000	10.189808	1.90%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	21.835991	28.898712	32.34%	8
2018	26.804704	21.835991	-18.54%	8
2017	22.815037	26.804704	17.49%	8
2016	21.145491	22.815037	7.90%	8
2015	22.132743	21.145491	-4.46%	8
2014	21.049671	22.132743	5.15%	2,596
2013	16.374110	21.049671	28.55%	2,959
2012	13.072699	16.374110	25.25%	3,663
2011	14.552334	13.072699	-10.17%	3,663
2010	11.677127	14.552334	24.62%	4,977
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.697849	14.998860	18.12%	0
2018	14.261841	12.697849	-10.97%	0
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	3,368
2014	12.367168	12.534961	1.36%	3,658
2013	10.138969	12.367168	21.98%	3,809
2012	8.920699	10.138969	13.66%	3,809
2011	9.193434	8.920699	-2.97%	3,809
2010	8.461035	9.193434	8.66%	5,086
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.895181	18.180286	14.38%	3,449
2018	16.855856	15.895181	-5.70%	3,463
2017	15.594672	16.855856	8.09%	3,510
2016	13.877394	15.594672	12.37%	7,940
2015	15.150356	13.877394	-8.40%	8,105
2014	14.694972	15.150356	3.10%	9,632
2013	13.086696	14.694972	12.29%	8,919
2012	11.788201	13.086696	11.02%	8,622
2011	11.682728	11.788201	0.90%	24,838
2010	10.521206	11.682728	11.04%	68,789
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	26.531539	33.036041	24.52%	1,077
2018	30.903537	26.531539	-14.15%	1,369
2017	28.338381	30.903537	9.05%	1,884
2016	22.086651	28.338381	28.31%	2,062
2015	24.199263	22.086651	-8.73%	1,731
2014	24.415928	24.199263	-0.89%	1,801
2013	18.185049	24.415928	34.26%	1,907
2012	15.587078	18.185049	16.67%	3,368
2011	16.433932	15.587078	-5.15%	8,136
2010	13.005172	16.433932	26.36%	11,863

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.831848	12.276033	24.86%	5,271
2018	11.848948	9.831848	-17.02%	5,822
2017	8.562626	11.848948	38.38%	5,350
2016	7.397922	8.562626	15.74%	6,065
2015	9.337239	7.397922	-20.77%	7,028
2014*	10.000000	9.337239	-6.63%	5,970
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.850629	17.626102	11.20%	0
2018	18.983875	15.850629	-16.50%	0
2017	16.460720	18.983875	15.33%	0
2016	15.538439	16.460720	5.94%	0
2015	16.828712	15.538439	-7.67%	0
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2019	8.067889	8.947071	10.90%	0
2018	9.682465	8.067889	-16.68%	0
2017	8.419096	9.682465	15.01%	0
2016	7.970707	8.419096	5.63%	0
2015	8.649601	7.970707	-7.85%	0
2014*	10.000000	8.649601	-13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2019	15.891598	17.623352	10.90%	0
2018	19.071895	15.891598	-16.68%	0
2017	16.583404	19.071895	15.01%	0
2016	15.700213	16.583404	5.63%	0
2015	17.037446	15.700213	-7.85%	0
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.641877	9.693341	0.53%	4,520
2018	9.598526	9.641877	0.45%	4,379
2017	9.555350	9.598526	0.45%	3,934
2016	9.418784	9.555350	1.45%	3,608
2015	9.987313	9.418784	-5.69%	3,664
2014*	10.000000	9.987313	-0.13%	4,868

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.743573	12.954743	10.31%	0
2018	12.457463	11.743573	-5.73%	0
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.396223	10.076891	7.24%	0
2018*	10.000000	9.396223	-6.04%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.605822	9.941106	3.49%	0
2018	10.269063	9.605822	-6.46%	0
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.884264	15.414851	19.64%	0
2018	14.238026	12.884264	-9.51%	0
2017	12.556219	14.238026	13.39%	0
2016	11.542777	12.556219	8.78%	0
2015	11.791168	11.542777	-2.11%	0
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	17.101362	22.364983	30.78%	0
2018	18.681245	17.101362	-8.46%	0
2017	15.204467	18.681245	22.87%	0
2016	14.198925	15.204467	7.08%	0
2015	14.419299	14.198925	-1.53%	0
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	16.062153	19.012469	18.37%	0
2018	17.290181	16.062153	-7.10%	0
2017	15.337218	17.290181	12.73%	0
2016	14.407516	15.337218	6.45%	0
2015	14.603851	14.407516	-1.34%	0
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.827415	21.739660	21.95%	0
2018	20.241920	17.827415	-11.93%	0
2017	17.894893	20.241920	13.12%	0
2016	14.796455	17.894893	20.94%	0
2015	15.754757	14.796455	-6.08%	0
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.374390	20.228412	10.09%	0
2018	19.447853	18.374390	-5.52%	0
2017	18.575278	19.447853	4.70%	0
2016	16.038160	18.575278	15.82%	0
2015	16.943846	16.038160	-5.35%	0
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.203293	23.197681	20.80%	0
2018	22.313491	19.203293	-13.94%	0
2017	21.833420	22.313491	2.20%	0
2016	17.498166	21.833420	24.78%	0
2015	19.014052	17.498166	-7.97%	0
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.984521	23.704771	24.86%	0
2018	22.137787	18.984521	-14.24%	0
2017	19.754515	22.137787	12.06%	0
2016	15.813538	19.754515	24.92%	0
2015	17.215858	15.813538	-8.15%	0
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.590089	21.786819	23.86%	0
2018	19.901230	17.590089	-11.61%	0
2017	16.500292	19.901230	20.61%	0
2016	14.756826	16.500292	11.81%	0
2015	15.170322	14.756826	-2.73%	0
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.760495	24.760110	31.98%	0
2018	19.756112	18.760495	-5.04%	0
2017	15.407260	19.756112	28.23%	0
2016	14.379316	15.407260	7.15%	0
2015	13.831482	14.379316	3.96%	0
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.712809	23.872147	34.77%	0
2018	18.650887	17.712809	-5.03%	0
2017	14.861150	18.650887	25.50%	0
2016	14.744818	14.861150	0.79%	0
2015	14.248385	14.744818	3.48%	0
2014	13.332785	14.248385	6.87%	0
2013	9.654033	13.332785	38.11%	0
2012*	10.000000	9.654033	-3.46%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.414810	23.413956	34.45%	0
2018	18.387855	17.414810	-5.29%	0
2017	14.687859	18.387855	25.19%	0
2016	14.608725	14.687859	0.54%	0
2015	14.151458	14.608725	3.23%	0
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	19.631466	24.950530	27.09%	0
2018	21.987864	19.631466	-10.72%	0
2017	19.713229	21.987864	11.54%	0
2016	18.140547	19.713229	8.67%	0
2015	19.534642	18.140547	-7.14%	0
2014	18.328954	19.534642	6.58%	0
2013	14.389682	18.328954	27.38%	0
2012	12.821932	14.389682	12.23%	0
2011	13.018425	12.821932	-1.51%	0
2010	12.057696	13.018425	7.97%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.294025	16.955627	18.62%	0
2018	16.029040	14.294025	-10.82%	0
2017	14.648301	16.029040	9.43%	0
2016	12.910510	14.648301	13.46%	0
2015	13.408032	12.910510	-3.71%	0
2014	12.477977	13.408032	7.45%	0
2013	10.114396	12.477977	23.37%	0
2012	9.116987	10.114396	10.94%	0
2011*	10.000000	9.116987	-8.83%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.995731	15.752969	21.22%	0
2018	14.052490	12.995731	-7.52%	0
2017	12.612802	14.052490	11.41%	0
2016	12.542022	12.612802	0.56%	0
2015	12.917786	12.542022	-2.91%	0
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.680855	28.311529	30.58%	0
2018	21.804406	21.680855	-0.57%	0
2017	19.101205	21.804406	14.15%	0
2016	21.890401	19.101205	-12.74%	0
2015	21.531452	21.890401	1.67%	0
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	21.402103	27.118296	26.71%	0
2018	25.544400	21.402103	-16.22%	0
2017	21.072022	25.544400	21.22%	0
2016	21.478208	21.072022	-1.89%	0
2015	22.317225	21.478208	-3.76%	0
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.389631	16.499291	23.22%	0
2018	15.370728	13.389631	-12.89%	0
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.528119	38.290836	34.22%	0
2018	30.709686	28.528119	-7.10%	0
2017	24.567779	30.709686	25.00%	0
2016	25.489658	24.567779	-3.62%	0
2015	24.979558	25.489658	2.04%	0
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	28.326728	38.904665	37.34%	6,324
2018	30.607734	28.326728	-7.45%	6,417
2017	24.113877	30.607734	26.93%	7,513
2016	23.909582	24.113877	0.85%	7,903
2015	22.757954	23.909582	5.06%	8,444
2014	21.830129	22.757954	4.25%	8,869
2013	16.289505	21.830129	34.01%	8,856
2012	14.195058	16.289505	14.75%	10,821
2011	14.247372	14.195058	-0.37%	16,963
2010	11.341777	14.247372	25.62%	23,629
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	21.144346	27.461591	29.88%	8,963
2018	24.714742	21.144346	-14.45%	9,206
2017	18.349371	24.714742	34.69%	10,982
2016	18.603366	18.349371	-1.37%	12,112
2015	18.160813	18.603366	2.44%	15,737
2014	18.015081	18.160813	0.81%	15,745
2013	14.359018	18.015081	25.46%	5,054
2012	12.015625	14.359018	19.50%	5,770
2011	13.294223	12.015625	-9.62%	5,891
2010	11.632540	13.294223	14.28%	10,569
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.105274	11.034663	9.20%	432
2018	10.726496	10.105274	-5.79%	468
2017	10.241493	10.726496	4.74%	468
2016	9.754510	10.241493	4.99%	0
2015	10.126965	9.754510	-3.68%	0
2014	9.992316	10.126965	1.35%	992
2013	10.152770	9.992316	-1.58%	576
2012*	10.000000	10.152770	1.53%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.685783	10.952497	26.10%	445
2018	10.956564	8.685783	-20.73%	483
2017	8.792185	10.956564	24.62%	483
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	25.546754	33.253236	30.17%	3,475
2018	28.144322	25.546754	-9.23%	3,726
2017	24.426715	28.144322	15.22%	4,558
2016	22.205458	24.426715	10.00%	6,245
2015	21.806390	22.205458	1.83%	6,322
2014	19.987852	21.806390	9.10%	7,871
2013	15.391416	19.987852	29.86%	9,063
2012	13.363724	15.391416	15.17%	14,006
2011	13.561894	13.363724	-1.46%	17,409
2010	11.852164	13.561894	14.43%	25,897
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	18.067733	22.519107	24.64%	3,335
2018	20.445914	18.067733	-11.63%	3,425
2017	18.173195	20.445914	12.51%	3,977
2016	15.619934	18.173195	16.35%	4,159
2015	16.843402	15.619934	-7.26%	4,208
2014	15.269089	16.843402	10.31%	1,681
2013	10.987135	15.269089	38.97%	459
2012	9.449469	10.987135	16.27%	750
2011	9.805147	9.449469	-3.63%	359
2010	8.062226	9.805147	21.62%	493
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.622941	31.950840	20.01%	0
2018	28.570867	26.622941	-6.82%	0
2017	24.511105	28.570867	16.56%	0
2016	25.526333	24.511105	-3.98%	0
2015	28.260758	25.526333	-9.68%	1,353
2014	30.270409	28.260758	-6.64%	6,522
2013	24.546613	30.270409	23.32%	6,582
2012	20.900660	24.546613	17.44%	6,582
2011	22.854476	20.900660	-8.55%	6,936
2010	21.339290	22.854476	7.10%	6,655
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.837953	29.409161	9.58%	330
2018	27.823444	26.837953	-3.54%	330
2017	26.464240	27.823444	5.14%	330
2016	23.111513	26.464240	14.51%	330
2015	25.083245	23.111513	-7.86%	330
2014	24.976564	25.083245	0.43%	272
2013	22.935881	24.976564	8.90%	823
2012	19.617255	22.935881	16.92%	741

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.281930	38.446740	35.94%	510
2018	28.717162	28.281930	-1.52%	546
2017	22.962421	28.717162	25.06%	571
2016	21.956563	22.962421	4.58%	400
2015	23.646416	21.956563	-7.15%	426
2014	22.243862	23.646416	6.31%	452
2013	17.370636	22.243862	28.05%	1,401
2012	15.522004	17.370636	11.91%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.758441	10.509176	7.69%	0
2018	10.031856	9.758441	-2.73%	0
2017	9.848837	10.031856	1.86%	0
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.889850	28.173728	34.87%	10,075
2018	20.840748	20.889850	0.24%	10,516
2017	16.266984	20.840748	28.12%	12,066
2016	16.191162	16.266984	0.47%	12,896
2015	14.677307	16.191162	10.31%	18,774
2014	13.730576	14.677307	6.90%	23,224
2013	10.644779	13.730576	28.99%	24,057
2012	8.721040	10.644779	22.06%	27,334
2011	9.509210	8.721040	-8.29%	34,565
2010	9.061898	9.509210	4.94%	39,903
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.234563	17.461191	42.72%	11,184
2018	12.303743	12.234563	-0.56%	11,450
2017	8.614878	12.303743	42.82%	11,675
2016	7.677787	8.614878	12.21%	8,266
2015	7.444889	7.677787	3.13%	11,707
2014	6.908634	7.444889	7.76%	11,569
2013	5.177780	6.908634	33.43%	10,981
2012	4.409716	5.177780	17.42%	20,335
2011	4.898570	4.409716	-9.98%	18,116
2010	3.995742	4.898570	22.59%	22,201
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.960095	13.685823	24.87%	20,727
2018	13.106131	10.960095	-16.37%	20,787
2017	10.166583	13.106131	28.91%	21,261
2016	11.057443	10.166583	-8.06%	24,076
2015	12.303446	11.057443	-10.13%	21,768
2014	14.203327	12.303446	-13.38%	21,382
2013	12.611206	14.203327	12.62%	21,938
2012	11.306871	12.611206	11.54%	28,045
2011	16.956484	11.306871	-33.32%	9,904
2010	13.762660	16.956484	23.21%	12,885

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	26.554631	33.172928	24.92%	243
2018	30.565432	26.554631	-13.12%	666
2017	27.261406	30.565432	12.12%	684
2016	24.117292	27.261406	13.04%	849
2015	25.139692	24.117292	-4.07%	868
2014	22.161571	25.139692	13.44%	988
2013	16.997205	22.161571	30.38%	1,250
2012	14.328229	16.997205	18.63%	1,468
2011	14.231083	14.328229	0.68%	556
2010	11.696896	14.231083	21.67%	556
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.954055	10.425109	16.43%	0
2018	11.156957	8.954055	-19.74%	0
2017	8.856223	11.156957	25.98%	0
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.947760	10.627996	6.84%	0
2018	10.199632	9.947760	-2.47%	0
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.163905	22.504506	39.23%	625
2018	16.689705	16.163905	-3.15%	664
2017	13.404777	16.689705	24.51%	711
2016	12.501493	13.404777	7.23%	754
2015	12.963598	12.501493	-3.56%	802
2014	14.220089	12.963598	-8.84%	851
2013	10.217655	14.220089	39.17%	1,988
2012*	10.000000	10.217655	2.18%	108
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	25.615133	32.692131	27.63%	2,587
2018	28.997405	25.615133	-11.66%	2,764
2017	25.073022	28.997405	15.65%	3,222
2016	22.360524	25.073022	12.13%	3,658
2015	22.903449	22.360524	-2.37%	3,817
2014	21.088869	22.903449	8.60%	4,275
2013	15.781466	21.088869	33.63%	4,721
2012	13.819348	15.781466	14.20%	7,864
2011	14.087976	13.819348	-1.91%	15,214
2010	12.853443	14.087976	9.60%	25,886
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.846951	8.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.751203	21.981551	23.83%	0
2018	19.954325	17.751203	-11.04%	0
2017	15.965235	19.954325	24.99%	0
2016	15.600223	15.965235	2.34%	0
2015	14.888759	15.600223	4.78%	138
2014	14.938609	14.888759	-0.33%	471
2013	11.876359	14.938609	25.78%	633
2012	10.395371	11.876359	14.25%	988
2011	10.738866	10.395371	-3.20%	879
2010*	10.000000	10.738866	7.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.428177	14.673304	9.27%	0
2018	13.716174	13.428177	-2.10%	0
2017	13.099607	13.716174	4.71%	0
2016	12.526336	13.099607	4.58%	0
2015	12.793941	12.526336	-2.09%	812
2014	12.036674	12.793941	6.29%	548
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	44.176020	49.740167	12.60%	0
2018	48.175572	44.176020	-8.30%	0
2017	44.556010	48.175572	8.12%	0
2016	40.893569	44.556010	8.96%	0
2015	41.963450	40.893569	-2.55%	28
2014	41.369793	41.963450	1.44%	1,345
2013	46.003812	41.369793	-10.07%	2,636
2012	39.574208	46.003812	16.25%	2,839
2011	37.516437	39.574208	5.48%	3,402
2010	34.687929	37.516437	8.15%	4,163
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.373804	11.812241	26.01%	0
2018	10.327249	9.373804	-9.23%	0
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.542637	19.199851	16.06%	0
2018	17.955231	16.542637	-7.87%	0
2017	15.691017	17.955231	14.43%	0
2016	15.080263	15.691017	4.05%	0
2015	16.347653	15.080263	-7.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.719289	21.653625	22.20%	0
2018	19.372723	17.719289	-8.53%	0
2017	16.726642	19.372723	15.82%	360
2016	15.289589	16.726642	9.40%	381
2015	16.712359	15.289589	-8.51%	406
2014	17.315677	16.712359	-3.48%	431
2013	13.318885	17.315677	30.01%	455
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.552084	19.702165	19.03%	13,582
2018	17.677165	16.552084	-6.36%	13,685
2017	15.490136	17.677165	14.12%	26,828
2016	14.419688	15.490136	7.42%	26,932
2015	14.489256	14.419688	-0.48%	21,713
2014	14.003595	14.489256	3.47%	21,213
2013	11.525811	14.003595	21.50%	21,152
2012	10.107259	11.525811	14.03%	22,028
2011	10.161246	10.107259	-0.53%	20,626
2010	9.204535	10.161246	10.39%	20,633
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.468877	12.317916	7.40%	0
2018	11.764840	11.468877	-2.52%	0
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	2,032
2011	10.860962	11.316569	4.19%	6,191
2010	10.397879	10.860962	4.45%	10,433
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.304096	24.312364	32.82%	3,560
2018	20.507272	18.304096	-10.74%	3,993
2017	15.888030	20.507272	29.07%	4,085
2016	16.091026	15.888030	-1.26%	4,286
2015	15.325057	16.091026	5.00%	1,018
2014	15.270238	15.325057	0.36%	346
2013	12.044977	15.270238	26.78%	346
2012	10.011409	12.044977	20.31%	346
2011	11.201198	10.011409	-10.62%	346
2010	10.211900	11.201198	9.69%	346

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.370720	26.155391	28.40%	6,321
2018	20.808744	20.370720	-2.10%	6,600
2017	16.521486	20.808744	25.95%	6,967
2016	15.370732	16.521486	7.49%	7,259
2015	14.654992	15.370732	4.88%	7,574
2014	13.760579	14.654992	6.50%	7,937
2013	10.773015	13.760579	27.73%	8,385
2012	9.311508	10.773015	15.70%	14,150
2011	9.912974	9.311508	-6.07%	25,120
2010	8.510393	9.912974	16.48%	38,519
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.834012	20.848058	23.84%	0
2018	17.464711	16.834012	-3.61%	0
2017	14.534040	17.464711	20.16%	1,014
2016	13.275404	14.534040	9.48%	1,000
2015	13.325917	13.275404	-0.38%	1,042
2014	12.267337	13.325917	8.63%	1,031
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.600706	20.011703	7.59%	2,204
2018	19.329171	18.600706	-3.77%	2,139
2017	18.444954	19.329171	4.79%	2,163
2016	17.226087	18.444954	7.08%	2,100
2015	17.999801	17.226087	-4.30%	2,136
2014	17.581817	17.999801	2.38%	2,439
2013	18.043381	17.581817	-2.56%	3,322
2012	16.311379	18.043381	10.62%	5,169
2011	15.680829	16.311379	4.02%	5,890
2010	14.388142	15.680829	8.98%	6,248
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	21.810136	27.364181	25.47%	730
2018	23.864529	21.810136	-8.61%	1,506
2017	20.521536	23.864529	16.29%	2,380
2016	17.663196	20.521536	16.18%	2,758
2015	19.127972	17.663196	-7.66%	3,599
2014	17.779354	19.127972	7.59%	4,679
2013	13.300526	17.779354	33.67%	4,420
2012	11.393001	13.300526	16.74%	6,237
2011	11.835488	11.393001	-3.74%	7,327
2010	10.373383	11.835488	14.09%	7,039

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.612654	12.021865	13.28%	501
2018	11.766430	10.612654	-9.81%	519
2017	10.080773	11.766430	16.72%	0
2016*	10.000000	10.080773	0.81%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.084443	10.592744	5.04%	0
2018*	10.000000	10.084443	0.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	22.086136	24.974345	13.08%	8,585
2018	23.105851	22.086136	-4.41%	8,616
2017	21.960972	23.105851	5.21%	9,149
2016	19.519889	21.960972	12.51%	7,496
2015	20.337372	19.519889	-4.02%	5,904
2014	20.123389	20.337372	1.06%	5,962
2013	19.070736	20.123389	5.52%	2,941
2012	16.892929	19.070736	12.89%	3,594
2011	16.510569	16.892929	2.32%	3,705
2010	14.805788	16.510569	11.51%	3,826
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.603095	20.955574	26.21%	2,070
2018	17.691920	16.603095	-6.15%	3,046
2017	14.377892	17.691920	23.05%	3,082
2016	12.842049	14.377892	11.96%	7,212
2015	13.173231	12.842049	-2.51%	16,624
2014	12.539515	13.173231	5.05%	16,847
2013	8.847134	12.539515	41.74%	20,490
2012	7.676969	8.847134	15.24%	29,744
2011	8.813764	7.676969	-12.90%	36,998
2010	7.735999	8.813764	13.93%	39,122
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.659939	15.980551	26.23%	0
2018	13.524513	12.659939	-6.39%	0
2017	10.999448	13.524513	22.96%	0
2016*	10.000000	10.999448	9.99%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.391493	22.820890	31.22%	2,061
2018	21.125655	17.391493	-17.68%	2,067
2017	17.043051	21.125655	23.95%	2,233
2016	17.668021	17.043051	-3.54%	2,650
2015	18.016517	17.668021	-1.93%	6,477
2014	18.467799	18.016517	-2.44%	6,508
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	24.126912	30.745379	27.43%	8,604
2018	24.484649	24.126912	-1.46%	8,854
2017	20.613276	24.484649	18.78%	9,001
2016	18.777180	20.613276	9.78%	10,139
2015	18.876893	18.777180	-0.53%	9,796
2014	17.079800	18.876893	10.52%	9,366
2013	13.219491	17.079800	29.20%	9,493
2012	11.744968	13.219491	12.55%	10,428
2011	11.854736	11.744968	-0.93%	12,461
2010	10.602976	11.854736	11.81%	14,881
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.650564	16.675939	22.16%	0
2018	15.520303	13.650564	-12.05%	0
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.070544	14.965089	14.49%	2,719
2018	14.145726	13.070544	-7.60%	2,719
2017	12.809527	14.145726	10.43%	2,719
2016	12.249274	12.809527	4.57%	2,719
2015	12.562584	12.249274	-2.49%	2,719
2014	12.222184	12.562584	2.79%	2,719
2013	10.816580	12.222184	12.99%	2,719
2012	9.882961	10.816580	9.45%	2,719
2011	10.164795	9.882961	-2.77%	5,576
2010	9.342158	10.164795	8.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.600839	16.116588	18.50%	0
2018	15.028379	13.600839	-9.50%	0
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.017177	13.106634	9.07%	569
2018	12.521162	12.017177	-4.03%	569
2017	11.945340	12.521162	4.82%	569
2016	11.586156	11.945340	3.10%	569
2015	11.843543	11.586156	-2.17%	569
2014	11.629777	11.843543	1.84%	569
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	5,021
2011	10.621908	10.615941	-0.06%	5,021
2010	10.091860	10.621908	5.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.083365	12.435753	12.20%	0
2018	12.095543	11.083365	-8.37%	0
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.374167	12.937192	13.74%	0
2018	12.421033	11.374167	-8.43%	0
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.391174	15.591549	16.43%	6,682
2018	14.625776	13.391174	-8.44%	6,919
2017	13.021378	14.625776	12.32%	7,178
2016	12.378242	13.021378	5.20%	7,178
2015	12.695698	12.378242	-2.50%	7,178
2014	12.319480	12.695698	3.05%	7,178
2013	10.611392	12.319480	16.10%	7,178
2012	9.582525	10.611392	10.74%	7,178
2011	9.955449	9.582525	-3.75%	11,078
2010	9.070489	9.955449	9.76%	9,356

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.599300	16.381547	20.46%	0
2018	15.249774	13.599300	-10.82%	0
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.819027	14.439898	12.64%	0
2018	13.659321	12.819027	-6.15%	0
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.976399	15.493607	10.86%	0
2018	16.822612	13.976399	-16.92%	0
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	382
2015	14.738512	13.957882	-5.30%	382
2014	16.281870	14.738512	-9.48%	382
2013	13.756990	16.281870	18.35%	441
2012	11.675592	13.756990	17.83%	507
2011	13.528212	11.675592	-13.69%	507
2010	12.908002	13.528212	4.80%	1,057
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.755007	13.694227	7.36%	0
2018	12.998201	12.755007	-1.87%	0
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	1,842
2014	12.012631	12.436907	3.53%	1,842
2013	12.426914	12.012631	-3.33%	1,842
2012	11.702783	12.426914	6.19%	1,842
2011	11.139841	11.702783	5.05%	1,842
2010	10.558648	11.139841	5.50%	1,842

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.121681	14.172027	8.00%	0
2018	13.512212	13.121681	-2.89%	0
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.345975	12.211299	18.03%	0
2018	11.689749	10.345975	-11.50%	0
2017	10.061727	11.689749	16.18%	0
2016	9.165632	10.061727	9.78%	0
2015*	10.000000	9.165632	-8.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.229447	11.846669	15.81%	0
2018	11.261254	10.229447	-9.16%	0
2017	10.038013	11.261254	12.19%	0
2016	9.364154	10.038013	7.20%	0
2015*	10.000000	9.364154	-6.36%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	20.741821	25.131402	21.16%	448
2018	25.488081	20.741821	-18.62%	464
2017	18.276527	25.488081	39.46%	459
2016	17.216154	18.276527	6.16%	330
2015	20.796115	17.216154	-17.21%	708
2014	22.331847	20.796115	-6.88%	682
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	15.285675	16.008613	4.73%	13,795
2018	15.519270	15.285675	-1.51%	14,517
2017	15.425469	15.519270	0.61%	13,840
2016	15.536582	15.425469	-0.72%	12,732
2015	15.782344	15.536582	-1.56%	15,127
2014	15.314807	15.782344	3.05%	19,413
2013	16.197017	15.314807	-5.45%	19,974
2012	15.948407	16.197017	1.56%	28,552
2011	15.087774	15.948407	5.70%	31,137
2010	14.611075	15.087774	3.26%	39,998

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.412602	10.444424	0.31%	1,987
2018	10.421724	10.412602	-0.09%	2,037
2017	10.530258	10.421724	-1.03%	2,330
2016	10.683951	10.530258	-1.44%	16,375
2015	10.841146	10.683951	-1.45%	3,247
2014	11.000653	10.841146	-1.45%	10,888
2013	11.162510	11.000653	-1.45%	12,688
2012	11.327199	11.162510	-1.45%	28,580
2011	11.493389	11.327199	-1.45%	54,586
2010	11.662474	11.493389	-1.45%	53,653
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.517433	15.868626	17.39%	2,832
2018	16.049813	13.517433	-15.78%	3,217
2017	12.777434	16.049813	25.61%	3,820
2016	12.853220	12.777434	-0.59%	4,122
2015	13.453640	12.853220	-4.46%	4,147
2014	13.713092	13.453640	-1.89%	3,710
2013	11.808942	13.713092	16.12%	620
2012	10.365269	11.808942	13.93%	997
2011	11.655675	10.365269	-11.07%	997
2010	10.439526	11.655675	11.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.706547	11.593949	19.44%	0
2018	11.470599	9.706547	-15.38%	0
2017	9.351759	11.470599	22.66%	0
2016	9.439600	9.351759	-0.93%	0
2015	9.713412	9.439600	-2.82%	0
2014	10.506454	9.713412	-7.55%	40
2013	8.809907	10.506454	19.26%	40
2012	7.562534	8.809907	16.49%	40
2011	8.805007	7.562534	-14.11%	40
2010	8.319006	8.805007	5.84%	40
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.952946	25.549618	21.94%	1,417
2018	23.328702	20.952946	-10.18%	1,456
2017	19.987371	23.328702	16.72%	1,501
2016	18.526582	19.987371	7.88%	1,160
2015	18.988707	18.526582	-2.43%	1,199
2014	18.353126	18.988707	3.46%	1,206
2013	14.635334	18.353126	25.40%	1,203
2012	12.813421	14.635334	14.22%	1,624
2011	13.533627	12.813421	-5.32%	3,806
2010	11.980071	13.533627	12.97%	7,694

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.304116	18.532701	13.67%	0
2018	17.388594	16.304116	-6.24%	334
2017	15.876536	17.388594	9.52%	352
2016	15.154373	15.876536	4.77%	369
2015	15.404099	15.154373	-1.62%	387
2014	14.945458	15.404099	3.07%	405
2013	13.370475	14.945458	11.78%	423
2012	12.403452	13.370475	7.80%	441
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.099990	22.576462	18.20%	235
2018	20.723547	19.099990	-7.83%	255
2017	18.315344	20.723547	13.15%	255
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.223633	15.353671	7.94%	195
2018	14.699145	14.223633	-3.23%	10,714
2017	14.112827	14.699145	4.15%	19,386
2016	13.734320	14.112827	2.76%	19,386
2015	13.899593	13.734320	-1.19%	3,851
2014	13.575947	13.899593	2.38%	4,122
2013	13.140760	13.575947	3.31%	3,927
2012	12.678390	13.140760	3.65%	5,553
2011	12.498208	12.678390	1.44%	17,339
2010	11.976342	12.498208	4.36%	17,539
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.164367	12.432641	11.36%	0
2018	12.004894	11.164367	-7.00%	0
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.462008	13.018245	13.58%	1,311
2018	12.381191	11.462008	-7.42%	1,311
2017	10.740875	12.381191	15.27%	1,311
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.246050	21.172324	16.04%	27,760
2018	19.631064	18.246050	-7.06%	28,273
2017	17.638929	19.631064	11.29%	44,269
2016	16.704540	17.638929	5.59%	51,654
2015	17.007247	16.704540	-1.78%	63,853
2014	16.407390	17.007247	3.66%	71,668
2013	14.275165	16.407390	14.94%	76,019
2012	13.072309	14.275165	9.20%	83,916
2011	13.269596	13.072309	-1.49%	104,957
2010	12.139841	13.269596	9.31%	112,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	20.019001	24.035162	20.06%	7,377
2018	22.016346	20.019001	-9.07%	9,003
2017	19.146041	22.016346	14.99%	9,558
2016	17.908093	19.146041	6.91%	9,505
2015	18.305176	17.908093	-2.17%	13,074
2014	17.697242	18.305176	3.44%	16,123
2013	14.673907	17.697242	20.60%	17,165
2012	13.089201	14.673907	12.11%	22,927
2011	13.569976	13.089201	-3.54%	23,105
2010	12.203317	13.569976	11.20%	25,681
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.474516	18.424718	11.84%	1,144
2018	17.366346	16.474516	-5.14%	1,144
2017	16.134910	17.366346	7.63%	1,144
2016	15.488366	16.134910	4.17%	2,372
2015	15.721058	15.488366	-1.48%	24,382
2014	15.230521	15.721058	3.22%	24,382
2013	13.986697	15.230521	8.89%	24,131
2012	13.136785	13.986697	6.47%	24,219
2011	13.060279	13.136785	0.59%	25,107
2010	12.212310	13.060279	6.94%	29,189
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.462955	4.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.763500	7.64%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.307364	23.550099	28.64%	541
2018	19.168056	18.307364	-4.49%	1,082
2017	14.937467	19.168056	28.32%	2,154
2016	14.831845	14.937467	0.71%	2,423
2015	14.550357	14.831845	1.93%	5,134
2014	13.369241	14.550357	8.83%	5,180
2013	10.068108	13.369241	32.79%	4,576
2012	8.780546	10.068108	14.66%	6,687
2011	9.176149	8.780546	-4.31%	15,337
2010	8.060818	9.176149	13.84%	16,649
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.128622	13.047749	17.24%	0
2018	11.865237	11.128622	-6.21%	0
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.489173	15.013749	20.21%	0
2018	13.008934	12.489173	-4.00%	0
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.149103	39.532230	35.62%	30,411
2018	29.961774	29.149103	-2.71%	32,233
2017	23.879211	29.961774	25.47%	35,959
2016	23.380322	23.879211	2.13%	39,888
2015	22.574603	23.380322	3.57%	44,329
2014	21.054033	22.574603	7.22%	48,576
2013	15.627770	21.054033	34.72%	54,208
2012	13.361565	15.627770	16.96%	75,917
2011	13.867515	13.361565	-3.65%	99,757
2010	12.933335	13.867515	7.22%	110,093
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.208943	30.288509	25.11%	2,258
2018	27.100716	24.208943	-10.67%	2,462
2017	25.303152	27.100716	7.10%	3,752
2016	21.317424	25.303152	18.70%	4,045
2015	22.597245	21.317424	-5.66%	17,963
2014	20.270506	22.597245	11.48%	22,501
2013	15.594250	20.270506	29.99%	24,800
2012	13.800679	15.594250	13.00%	30,027
2011	13.913344	13.800679	-0.81%	37,603
2010	12.442635	13.913344	11.82%	49,063

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	48.321232	59.835972	23.83%	6,830
2018	55.335860	48.321232	-12.68%	6,868
2017	48.495492	55.335860	14.11%	7,322
2016	40.907210	48.495492	18.55%	7,712
2015	42.588391	40.907210	-3.95%	9,578
2014	39.494476	42.588391	7.83%	8,759
2013	30.120934	39.494476	31.12%	9,301
2012	26.018843	30.120934	15.77%	11,571
2011	27.090157	26.018843	-3.95%	18,963
2010	21.781329	27.090157	24.37%	25,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.646882	9.931728	14.86%	324
2018	10.592826	8.646882	-18.37%	324
2017	8.743725	10.592826	21.15%	324
2016	8.431452	8.743725	3.70%	583
2015	9.017150	8.431452	-6.50%	583
2014*	10.000000	9.017150	-9.83%	583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.556862	21.697513	23.58%	36
2018	20.151210	17.556862	-12.87%	64
2017	17.851646	20.151210	12.88%	91
2016	15.568161	17.851646	14.67%	91
2015	16.311232	15.568161	-4.56%	110
2014	14.976034	16.311232	8.92%	175
2013	11.220043	14.976034	33.48%	345
2012	9.664277	11.220043	16.10%	2,459
2011	10.413311	9.664277	-7.19%	2,243
2010*	10.000000	10.413311	4.13%	2,326
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.500696	17.877138	23.28%	0
2018	16.682771	14.500696	-13.08%	0
2017	14.801737	16.682771	12.71%	0
2016	12.942254	14.801737	14.37%	0
2015	13.600062	12.942254	-4.84%	0
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	0
2012	8.117705	9.407007	15.88%	999
2011	8.771301	8.117705	-7.45%	1,259
2010	7.894107	8.771301	11.11%	2,049

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.387180	22.441635	22.05%	7,726
2018	21.485837	18.387180	-14.42%	7,728
2017	19.150786	21.485837	12.19%	8,221
2016	16.524481	19.150786	15.89%	10,991
2015	17.265856	16.524481	-4.29%	12,332
2014	14.971705	17.265856	15.32%	12,581
2013	11.197061	14.971705	33.71%	7,452
2012	9.765885	11.197061	14.65%	9,299
2011	10.144778	9.765885	-3.73%	19,672
2010	8.604649	10.144778	17.90%	27,802
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	25.707359	34.382266	33.74%	909
2018	28.337845	25.707359	-9.28%	1,234
2017	23.016581	28.337845	23.12%	1,291
2016	21.563475	23.016581	6.74%	1,284
2015	21.716559	21.563475	-0.70%	1,420
2014	21.433479	21.716559	1.32%	1,591
2013	15.072879	21.433479	42.20%	1,934
2012	13.483308	15.072879	11.79%	3,019
2011	13.770569	13.483308	-2.09%	4,885
2010	11.138481	13.770569	23.63%	5,350
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	53.117417	62.293579	17.28%	1,744
2018	64.907608	53.117417	-18.16%	1,754
2017	60.386865	64.907608	7.49%	2,133
2016	48.655223	60.386865	24.11%	2,184
2015	52.535111	48.655223	-7.39%	4,555
2014	49.810348	52.535111	5.47%	7,430
2013	35.999038	49.810348	38.37%	8,361
2012	30.329013	35.999038	18.70%	11,206
2011	32.418151	30.329013	-6.44%	12,140
2010	25.982239	32.418151	24.77%	13,217
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	45.707569	56.598024	23.83%	3,543
2018	53.091763	45.707569	-13.91%	3,579
2017	47.468346	53.091763	11.85%	3,769
2016	39.211839	47.468346	21.06%	3,854
2015	40.450266	39.211839	-3.06%	4,215
2014	40.713586	40.450266	-0.65%	4,834
2013	29.318872	40.713586	38.86%	5,148
2012	25.758071	29.318872	13.82%	7,302
2011	27.674761	25.758071	-6.93%	13,131
2010	22.407994	27.674761	23.50%	17,093

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.464397	21.687385	24.18%	0
2018	18.812185	17.464397	-7.16%	0
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	424
2015	15.095767	14.828702	-1.77%	424
2014	13.849454	15.095767	9.00%	424
2013	10.127191	13.849454	36.76%	489
2012	9.216719	10.127191	9.88%	562
2011	9.659198	9.216719	-4.58%	562
2010	7.931024	9.659198	21.79%	562
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.010950	18.047139	28.81%	4,713
2018	14.798760	14.010950	-5.32%	5,413
2017	14.099796	14.798760	4.96%	7,896
2016	13.327292	14.099796	5.80%	8,430
2015	14.288901	13.327292	-6.73%	14,067
2014	11.249603	14.288901	27.02%	25,721
2013	11.077778	11.249603	1.55%	26,407
2012	9.708479	11.077778	14.10%	37,074
2011	9.249704	9.708479	4.96%	46,123
2010	7.209649	9.249704	28.30%	52,251
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.929373	20.539753	28.94%	890
2018	16.993207	15.929373	-6.26%	966
2017	14.223621	16.993207	19.47%	966
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.300951	10.566517	2.58%	0
2018	10.368299	10.300951	-0.65%	0
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	598
2011	10.491270	10.473767	-0.17%	598
2010	10.394113	10.491270	0.93%	598

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.203146	17.490935	23.15%	314
2018	16.257498	14.203146	-12.64%	341
2017	14.447247	16.257498	12.53%	1,423
2016	12.128012	14.447247	19.12%	1,005
2015	12.938092	12.128012	-6.26%	1,137
2014	12.556928	12.938092	3.04%	1,070
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.424439	23.569030	35.26%	12,432
2018	18.982840	17.424439	-8.21%	13,079
2017	15.078777	18.982840	25.89%	14,804
2016	14.370879	15.078777	4.93%	16,566
2015	14.609370	14.370879	-1.63%	15,089
2014	14.249373	14.609370	2.53%	18,250
2013	10.406227	14.249373	36.93%	28,669
2012	9.190016	10.406227	13.23%	34,291
2011	9.736789	9.190016	-5.62%	36,271
2010	7.790588	9.736789	24.98%	45,788
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.114208	14.510753	30.56%	0
2018	12.070276	11.114208	-7.92%	0
2017	9.832252	12.070276	22.76%	0
2016	9.577926	9.832252	2.66%	0
2015*	10.000000	9.577926	-4.22%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.166546	10.388514	2.18%	0
2018	10.212682	10.166546	-0.45%	0
2017	10.270991	10.212682	-0.57%	3,603
2016	10.296162	10.270991	-0.24%	3,603
2015	10.428492	10.296162	-1.27%	47
2014	10.517779	10.428492	-0.85%	147
2013	10.607117	10.517779	-0.84%	249
2012	10.289693	10.607117	3.08%	307
2011	10.410601	10.289693	-1.16%	373
2010	10.033500	10.410601	3.76%	1,536
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	24.477163	30.366332	24.06%	0
2018	26.348026	24.477163	-7.10%	0
2017	22.574248	26.348026	16.72%	0
2016	20.849308	22.574248	8.27%	0
2015	21.254615	20.849308	-1.91%	0
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	389
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	140

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.747715	11.835753	10.12%	2,800
2018	11.535047	10.747715	-6.83%	2,956
2017	10.323191	11.535047	11.74%	3,114
2016	9.277399	10.323191	11.27%	3,290
2015	10.366378	9.277399	-10.50%	3,514
2014	10.471267	10.366378	-1.00%	3,817
2013	10.613732	10.471267	-1.34%	6,307
2012*	10.000000	10.613732	6.14%	957
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.557049	11.928403	12.99%	1,148
2018	11.256410	10.557049	-6.21%	1,211
2017	10.404033	11.256410	8.19%	542
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.298061	11.904464	5.37%	0
2018	11.952089	11.298061	-5.47%	0
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	2,492
2012	12.507049	12.970120	3.70%	2,492
2011	11.705408	12.507049	6.85%	3,122
2010	10.859825	11.705408	7.79%	2,492
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.160590	11.430333	2.42%	1,079
2018	11.298917	11.160590	-1.22%	1,404
2017	11.322921	11.298917	-0.21%	13,651
2016	11.341066	11.322921	-0.16%	13,813
2015	11.483946	11.341066	-1.24%	1,566
2014	11.566363	11.483946	-0.71%	1,566
2013	11.763864	11.566363	-1.68%	1,591
2012	11.288307	11.763864	4.21%	1,619
2011	11.339656	11.288307	-0.45%	4,499
2010	10.939212	11.339656	3.66%	5,777

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.184484	14.089314	6.86%	0
2018	13.682341	13.184484	-3.64%	0
2017	13.392657	13.682341	2.16%	0
2016	12.919073	13.392657	3.67%	0
2015	13.473565	12.919073	-4.12%	0
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.182693	10.305615	1.21%	0
2018	10.187952	10.182693	-0.05%	0
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.267731	16.303471	6.78%	0
2018	15.577059	15.267731	-1.99%	0
2017	15.064238	15.577059	3.40%	0
2016	14.885494	15.064238	1.20%	0
2015	15.039010	14.885494	-1.02%	0
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.805742	11.527316	6.68%	0
2018	11.035680	10.805742	-2.08%	0
2017	10.682997	11.035680	3.30%	0
2016	10.566756	10.682997	1.10%	0
2015	10.686357	10.566756	-1.12%	0
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	1,375
2012	9.993935	10.784326	7.91%	1,412
2011*	10.000000	9.993935	-0.06%	27,096
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2019	9.768630	12.048476	23.34%	0
2018	12.255740	9.768630	-20.29%	0
2017	9.824200	12.255740	24.75%	0
2016*	10.000000	9.824200	-1.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2019	14.697330	18.127454	23.34%	0
2018	18.439297	14.697330	-20.29%	0
2017	14.780944	18.439297	24.75%	0
2016	15.375025	14.780944	-3.86%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.365293	14.568468	17.82%	0
2018	13.796199	12.365293	-10.37%	0
2017	13.308572	13.796199	3.66%	0
2016	11.280273	13.308572	17.98%	0
2015	13.075209	11.280273	-13.73%	0
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.513567	43.751081	26.76%	4,024
2018	34.726556	34.513567	-0.61%	4,211
2017	27.677998	34.726556	25.47%	4,568
2016	31.454740	27.677998	-12.01%	4,709
2015	28.378629	31.454740	10.84%	5,129
2014	21.944157	28.378629	29.32%	3,910
2013	14.793998	21.944157	48.33%	2,197
2012	11.459676	14.793998	29.10%	1,828
2011	10.533927	11.459676	8.79%	113
2010*	10.000000	10.533927	5.34%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	52.434007	67.483855	28.70%	999
2018	69.543459	52.434007	-24.60%	1,020
2017	46.719835	69.543459	48.85%	967
2016	47.356738	46.719835	-1.34%	877
2015	55.871596	47.356738	-15.24%	883
2014	56.929967	55.871596	-1.86%	937
2013	51.568824	56.929967	10.40%	1,203
2012	40.312688	51.568824	27.92%	2,074
2011	55.082272	40.312688	-26.81%	1,228
2010	44.064804	55.082272	25.00%	1,511
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.241414	5.761818	9.93%	0
2018	7.431137	5.241414	-29.47%	0
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	3,446

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	24.476029	26.984044	10.25%	0
2018	34.631229	24.476029	-29.32%	120
2017	35.746323	34.631229	-3.12%	120
2016	25.238830	35.746323	41.63%	120
2015	38.481739	25.238830	-34.41%	120
2014	48.269810	38.481739	-20.28%	389
2013	44.312202	48.269810	8.93%	529
2012	43.493077	44.312202	1.88%	1,330
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.200200	23.027636	26.52%	0
2018	21.303442	18.200200	-14.57%	0
2017	17.093633	21.303442	24.63%	0
2016	16.694121	17.093633	2.39%	0
2015	17.484206	16.694121	-4.52%	0
2014	16.099393	17.484206	8.60%	0
2013	12.197694	16.099393	31.99%	0
2012	10.644721	12.197694	14.59%	0
2011	11.592488	10.644721	-8.18%	736
2010	10.470439	11.592488	10.72%	736
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.783541	7.84%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.414596	36.185603	23.02%	513
2018	29.464180	29.414596	-0.17%	528
2017	23.754025	29.464180	24.04%	560
2016	22.369647	23.754025	6.19%	406
2015	23.372530	22.369647	-4.29%	446
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	125
2011	16.333716	15.357395	-5.98%	125
2010	13.073677	16.333716	24.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.673956	13.251363	13.51%	0
2018	12.792670	11.673956	-8.74%	0
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.648438	8.798591	15.04%	0
2018*	10.000000	7.648438	-23.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	28.498856	33.658234	18.10%	130
2018	34.160379	28.498856	-16.57%	129
2017	30.730252	34.160379	11.16%	0
2016	24.999020	30.730252	22.93%	62
2015	26.912140	24.999020	-7.11%	62
2014	25.078432	26.912140	7.31%	62
2013	18.498293	25.078432	35.57%	84
2012	15.852762	18.498293	16.69%	62
2011	17.612263	15.852762	-9.99%	1,327
2010	14.124597	17.612263	24.69%	1,658
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.920782	13.859991	7.27%	4,574
2018	13.499136	12.920782	-4.28%	4,658
2017	13.218778	13.499136	2.12%	5,323
2016	12.855504	13.218778	2.83%	5,472
2015	13.381563	12.855504	-3.93%	6,007
2014	13.151377	13.381563	1.75%	7,730
2013	14.588701	13.151377	-9.85%	9,900
2012	13.792695	14.588701	5.77%	10,967
2011	12.530438	13.792695	10.07%	11,894
2010	12.101716	12.530438	3.54%	12,645
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	24.697696	30.153494	22.09%	2,221
2018	26.925052	24.697696	-8.27%	2,227
2017	22.686256	26.925052	18.68%	2,387
2016	20.294326	22.686256	11.79%	3,136
2015	21.830395	20.294326	-7.04%	4,139
2014	19.699682	21.830395	10.82%	4,446
2013	14.724874	19.699682	33.79%	3,294
2012	13.028629	14.724874	13.02%	5,242
2011	12.827425	13.028629	1.57%	4,820
2010	11.408680	12.827425	12.44%	7,254

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	17.897165	22.638940	26.49%	0
2018	21.433791	17.897165	-16.50%	0
2017	16.583864	21.433791	29.24%	0
2016	17.815296	16.583864	-6.91%	0
2015	17.950509	17.815296	-0.75%	0
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.762203	27.684408	27.21%	34
2018	25.349354	21.762203	-14.15%	34
2017	23.039897	25.349354	10.02%	34
2016	19.038473	23.039897	21.02%	34
2015	19.609373	19.038473	-2.91%	1,415
2014	17.099670	19.609373	14.68%	1,472
2013	13.341970	17.099670	28.16%	2,294
2012	11.644325	13.341970	14.58%	939
2011	11.903854	11.644325	-2.18%	2,225
2010	10.133858	11.903854	17.47%	2,630
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	32.918598	41.190699	25.13%	0
2018	36.789252	32.918598	-10.52%	0
2017	34.343651	36.789252	7.12%	0
2016	28.938511	34.343651	18.68%	0
2015	30.566508	28.938511	-5.33%	0
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.323351	11.679779	13.14%	1,086
2018	10.793182	10.323351	-4.35%	1,087
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.814207	10.551241	7.51%	0
2018	10.036898	9.814207	-2.22%	0
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.668206	14.649349	25.55%	0
2018	12.795882	11.668206	-8.81%	0
2017	11.151274	12.795882	14.75%	0
2016	9.754172	11.151274	14.32%	0
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.414754	17.879455	15.99%	138
2018	16.934247	15.414754	-8.97%	157
2017	15.118854	16.934247	12.01%	1,788
2016	14.785838	15.118854	2.25%	1,745
2015	15.162806	14.785838	-2.49%	1,684
2014	15.101908	15.162806	0.40%	1,625
2013	13.400106	15.101908	12.70%	1,869
2012	12.371587	13.400106	8.31%	1,844
2011	13.034055	12.371587	-5.08%	7,459
2010	12.055694	13.034055	8.12%	5,270
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.150874	13.164430	18.06%	241
2018	13.427947	11.150874	-16.96%	228
2017	11.849602	13.427947	13.32%	239
2016	10.442149	11.849602	13.48%	986
2015	10.874804	10.442149	-3.98%	1,080
2014*	10.000000	10.874804	8.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.708683	34.559400	20.38%	173
2018	32.022599	28.708683	-10.35%	173
2017	28.921612	32.022599	10.72%	173
2016	23.352786	28.921612	23.85%	173
2015	24.273899	23.352786	-3.79%	1,692
2014	23.442931	24.273899	3.54%	1,716
2013	16.913468	23.442931	38.61%	1,895
2012	14.836151	16.913468	14.00%	1,924
2011	14.977337	14.836151	-0.94%	1,067
2010	12.084235	14.977337	23.94%	3,141
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	26.158865	33.661272	28.68%	15,297
2018	27.850461	26.158865	-6.07%	19,599
2017	23.262628	27.850461	19.72%	23,673
2016	21.140921	23.262628	10.04%	28,384
2015	21.227854	21.140921	-0.41%	36,933
2014	19.000414	21.227854	11.72%	40,305
2013	14.610282	19.000414	30.05%	44,645
2012	12.816278	14.610282	14.00%	61,288
2011	12.771239	12.816278	0.35%	69,696
2010	11.290301	12.771239	13.12%	80,572

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	20.040813	26.522727	32.34%	9,696
2018	21.284686	20.040813	-5.84%	9,730
2017	18.735072	21.284686	13.61%	10,817
2016	17.232035	18.735072	8.72%	11,346
2015	18.071809	17.232035	-4.65%	11,767
2014	16.171494	18.071809	11.75%	12,270
2013	12.220595	16.171494	32.33%	12,517
2012	11.080282	12.220595	10.29%	13,306
2011	11.148183	11.080282	-0.61%	14,128
2010	9.857382	11.148183	13.09%	15,395
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	24.843915	33.232072	33.76%	1,268
2018	27.080003	24.843915	-8.26%	1,382
2017	21.590004	27.080003	25.43%	1,517
2016	20.312376	21.590004	6.29%	2,143
2015	21.143634	20.312376	-3.93%	8,283
2014	19.858721	21.143634	6.47%	8,298
2013	16.647779	19.858721	19.29%	12,822
2012	15.305480	16.647779	8.77%	13,628
2011	14.253495	15.305480	7.38%	12,272
2010	12.548318	14.253495	13.59%	12,794
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.814209	21.368468	19.95%	0
2018	22.351139	17.814209	-20.30%	0
2017	18.198951	22.351139	22.82%	0
2016	15.781266	18.198951	15.32%	0
2015	16.394903	15.781266	-3.74%	0
2014	16.383392	16.394903	0.07%	0
2013	11.196810	16.383392	46.32%	0
2012	9.428804	11.196810	18.75%	0
2011	11.110522	9.428804	-15.14%	0
2010	8.600527	11.110522	29.18%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.638360	11.062411	14.77%	0
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.617971	17.131929	25.80%	0
2018	16.647301	13.617971	-18.20%	0
2017	15.122034	16.647301	10.09%	0
2016	11.711151	15.122034	29.13%	0
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	243
2013*	10.000000	12.218031	22.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.387654	10.956136	5.47%	3,816
2018	10.555785	10.387654	-1.59%	3,818
2017	10.359467	10.555785	1.90%	2,458
2016	9.653232	10.359467	7.32%	2,458
2015	9.898447	9.653232	-2.48%	2,458
2014*	10.000000	9.898447	-1.02%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	17.603329	18.976738	7.80%	4,848
2018	17.979487	17.603329	-2.09%	5,646
2017	17.544526	17.979487	2.48%	5,640
2016	17.154938	17.544526	2.27%	5,724
2015	17.458698	17.154938	-1.74%	5,312
2014	17.076819	17.458698	2.24%	7,060
2013	17.159280	17.076819	-0.48%	7,399
2012	15.877601	17.159280	8.07%	7,870
2011	15.760573	15.877601	0.74%	11,538
2010	14.746442	15.760573	6.88%	20,293
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.949719	17.081443	14.26%	0
2018	15.828315	14.949719	-5.55%	0
2017	14.221159	15.828315	11.30%	0
2016	13.713395	14.221159	3.70%	0
2015	13.965784	13.713395	-1.81%	0
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	9,089
2010	10.138614	11.258606	11.05%	626
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	15.071771	17.816168	18.21%	2,775
2018	16.275408	15.071771	-7.40%	2,775
2017	14.185972	16.275408	14.73%	2,775
2016	13.580783	14.185972	4.46%	2,775
2015	13.838310	13.580783	-1.86%	2,775
2014	13.422964	13.838310	3.09%	6,051
2013	11.752283	13.422964	14.22%	6,175
2012	10.541446	11.752283	11.49%	6,051
2011	10.823369	10.541446	-2.60%	6,051
2010	9.594872	10.823369	12.80%	5,831

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.606084	19.118796	22.51%	3,755
2018	17.201342	15.606084	-9.27%	3,755
2017	14.453606	17.201342	19.01%	3,755
2016	13.774953	14.453606	4.93%	3,755
2015	14.031866	13.774953	-1.83%	3,755
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.218659	13.715224	22.25%	0
2018	11.919833	11.218659	-5.88%	0
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	36.859055	47.724276	29.48%	0
2018	40.019763	36.859055	-7.90%	0
2017	33.365971	40.019763	19.94%	0
2016	31.389191	33.365971	6.30%	0
2015	31.690427	31.389191	-0.95%	0
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	28.056023	36.278150	29.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.588706	8.209220	8.18%	152
2018	10.241582	7.588706	-25.90%	162
2017	10.693896	10.241582	-4.23%	174
2016	8.131683	10.693896	31.51%	184
2015	10.417275	8.131683	-21.94%	1,643
2014	12.123776	10.417275	-14.08%	2,441
2013	9.914446	12.123776	22.28%	2,855
2012	9.610780	9.914446	3.16%	2,878
2011	10.291995	9.610780	-6.62%	13,856
2010	8.768775	10.291995	17.37%	14,137

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	24.321569	30.502916	25.42%	5,017
2018	26.958733	24.321569	-9.78%	7,082
2017	24.261500	26.958733	11.12%	10,122
2016	20.890010	24.261500	16.14%	14,757
2015	22.112246	20.890010	-5.53%	18,065
2014	20.662372	22.112246	7.02%	19,659
2013	16.386659	20.662372	26.09%	20,035
2012	14.196678	16.386659	15.43%	28,786
2011	14.289703	14.196678	-0.65%	34,428
2010	12.605268	14.289703	13.36%	48,475
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.554690	14.759433	27.74%	0
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	25.006407	34.655846	38.59%	0
2018	22.599297	25.006407	10.65%	0
2017	17.070109	22.599297	32.39%	0
2016	17.286652	17.070109	-1.25%	0
2015	16.637892	17.286652	3.90%	0
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	27.747181	36.674059	32.17%	6,989
2018	28.249942	27.747181	-1.78%	13,172
2017	21.243097	28.249942	32.98%	13,624
2016	21.412904	21.243097	-0.79%	14,223
2015	20.306812	21.412904	5.45%	15,146
2014	18.541565	20.306812	9.52%	20,427
2013	13.820322	18.541565	34.16%	19,025
2012	12.249518	13.820322	12.82%	20,936
2011	12.418141	12.249518	-1.36%	23,997
2010	10.162366	12.418141	22.20%	29,726

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.080549	19.334575	13.20%	1,488
2018	17.989846	17.080549	-5.05%	2,189
2017	17.056927	17.989846	5.47%	3,880
2016	15.139964	17.056927	12.66%	4,695
2015	15.970361	15.139964	-5.20%	8,371
2014	16.041182	15.970361	-0.44%	7,577
2013	15.381936	16.041182	4.29%	8,592
2012	13.675392	15.381936	12.48%	11,940
2011	13.358714	13.675392	2.37%	12,277
2010	11.918726	13.358714	12.08%	14,121
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.214118	15.342357	7.94%	4,971
2018	14.523587	14.214118	-2.13%	5,136
2017	14.155524	14.523587	2.60%	3,719
2016	13.734844	14.155524	3.06%	5,395
2015	14.043129	13.734844	-2.20%	8,212
2014	13.481268	14.043129	4.17%	6,419
2013	13.950172	13.481268	-3.36%	7,308
2012	13.390631	13.950172	4.18%	13,069
2011	12.679944	13.390631	5.60%	15,865
2010	11.954949	12.679944	6.06%	32,318
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.408646	21.151168	21.50%	2,569
2018	20.706713	17.408646	-15.93%	2,785
2017	17.415443	20.706713	18.90%	2,807
2016	15.769774	17.415443	10.44%	2,839
2015	16.253720	15.769774	-2.98%	3,644
2014	15.538440	16.253720	4.60%	3,735
2013	11.593896	15.538440	34.02%	3,963
2012	10.257797	11.593896	13.03%	4,052
2011	11.663733	10.257797	-12.05%	6,260
2010	9.200402	11.663733	26.77%	6,844
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.099663	22.761937	25.76%	116
2018	21.590679	18.099663	-16.17%	128
2017	16.846932	21.590679	28.16%	131
2016	18.026005	16.846932	-6.54%	135
2015	17.683305	18.026005	1.94%	138
2014	19.547921	17.683305	-9.54%	70
2013	15.221616	19.547921	28.42%	73
2012	12.820436	15.221616	18.73%	73
2011	15.724428	12.820436	-18.47%	583
2010	14.128098	15.724428	11.30%	1,450
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.385109	11.365848	21.11%	0
2018	10.186389	9.385109	-7.87%	0
2017*	10.000000	10.186389	1.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	21.652003	28.640680	32.28%	68
2018	26.592433	21.652003	-18.58%	66
2017	22.645811	26.592433	17.43%	64
2016	20.999266	22.645811	7.84%	68
2015	21.990861	20.999266	-4.51%	66
2014	20.925345	21.990861	5.09%	204
2013	16.285665	20.925345	28.49%	711
2012	13.008694	16.285665	25.19%	94
2011	14.488426	13.008694	-10.21%	184
2010	11.631741	14.488426	24.56%	239
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.629296	14.910328	18.06%	0
2018	14.192095	12.629296	-11.01%	0
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	1,312
2010	8.453884	9.181002	8.60%	3,306
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.793369	18.054677	14.32%	1,755
2018	16.756432	15.793369	-5.75%	1,795
2017	15.510527	16.756432	8.03%	1,837
2016	13.809495	15.510527	12.32%	8,185
2015	15.083890	13.809495	-8.45%	8,386
2014	14.637928	15.083890	3.05%	8,688
2013	13.042512	14.637928	12.23%	8,909
2012	11.754372	13.042512	10.96%	8,161
2011	11.655097	11.754372	0.85%	10,773
2010	10.501643	11.655097	10.98%	10,914
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.623870	20.688905	24.45%	105
2018	19.373118	16.623870	-14.19%	100
2017	17.774048	19.373118	9.00%	100
2016	13.859929	17.774048	28.24%	103
2015	15.193357	13.859929	-8.78%	788
2014	15.337180	15.193357	-0.94%	959
2013	11.428966	15.337180	34.20%	997
2012	9.801171	11.428966	16.61%	1,059
2011	10.338907	9.801171	-5.20%	1,125
2010	8.185954	10.338907	26.30%	1,685

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.808572	12.240757	24.80%	381
2018	11.826931	9.808572	-17.07%	192
2017	8.551041	11.826931	38.31%	195
2016	7.391644	8.551041	15.69%	346
2015	9.334052	7.391644	-20.81%	317
2014*	10.000000	9.334052	-6.66%	325
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.717111	17.468754	11.14%	0
2018	18.833582	15.717111	-16.55%	0
2017	16.338663	18.833582	15.27%	0
2016	15.431027	16.338663	5.88%	0
2015	16.720878	15.431027	-7.71%	0
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.048781	8.921355	10.84%	0
2018	9.664472	8.048781	-16.72%	0
2017	8.407700	9.664472	14.95%	0
2016	7.963949	8.407700	5.57%	0
2015	8.646661	7.963949	-7.90%	0
2014*	10.000000	8.646661	-13.53%	265
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.619028	9.665467	0.48%	2,305
2018	9.580664	9.619028	0.40%	2,301
2017	9.542410	9.580664	0.40%	2,255
2016	9.410788	9.542410	1.40%	3,449
2015	9.983907	9.410788	-5.74%	4,937
2014*	10.000000	9.983907	-0.16%	4,987
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.703917	12.904458	10.26%	0
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.393040	10.068356	7.19%	0
2018*	10.000000	9.393040	-6.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.578255	9.907553	3.44%	0
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	667
2013*	10.000000	9.895117	-1.05%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.802394	15.309133	19.58%	0
2018	14.154785	12.802394	-9.55%	0
2017	12.489113	14.154785	13.34%	0
2016	11.486891	12.489113	8.72%	0
2015	11.740036	11.486891	-2.16%	0
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.992710	22.211616	30.71%	0
2018	18.572041	16.992710	-8.50%	0
2017	15.123234	18.572041	22.80%	0
2016	14.130211	15.123234	7.03%	0
2015	14.356799	14.130211	-1.58%	0
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.960051	18.882030	18.31%	0
2018	17.189049	15.960051	-7.15%	0
2017	15.255225	17.189049	12.68%	0
2016	14.337745	15.255225	6.40%	0
2015	14.540502	14.337745	-1.39%	0
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.714076	21.590505	21.88%	0
2018	20.123497	17.714076	-11.97%	0
2017	17.799207	20.123497	13.06%	0
2016	14.724787	17.799207	20.88%	0
2015	15.686403	14.724787	-6.13%	0
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.257666	20.089740	10.03%	0
2018	19.334159	18.257666	-5.57%	0
2017	18.476030	19.334159	4.64%	0
2016	15.960535	18.476030	15.76%	0
2015	16.870401	15.960535	-5.39%	0
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	19.081247	23.038561	20.74%	0
2018	22.183008	19.081247	-13.98%	0
2017	21.716736	22.183008	2.15%	0
2016	17.413452	21.716736	24.71%	0
2015	18.931614	17.413452	-8.02%	0
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.863829	23.542120	24.80%	0
2018	22.008288	18.863829	-14.29%	0
2017	19.648883	22.008288	12.01%	0
2016	15.736950	19.648883	24.86%	0
2015	17.141173	15.736950	-8.19%	0
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.478277	21.637358	23.80%	0
2018	19.784838	17.478277	-11.66%	0
2017	16.412085	19.784838	20.55%	0
2016	14.685371	16.412085	11.76%	0
2015	15.104536	14.685371	-2.78%	0
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.641301	24.590321	31.91%	0
2018	19.640621	18.641301	-5.09%	0
2017	15.324940	19.640621	28.16%	0
2016	14.309724	15.324940	7.09%	0
2015	13.771521	14.309724	3.91%	0
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.652882	23.779311	34.70%	0
2018	18.597288	17.652882	-5.08%	0
2017	14.825943	18.597288	25.44%	0
2016	14.717336	14.825943	0.74%	0
2015	14.229060	14.717336	3.43%	0
2014	13.321455	14.229060	6.81%	0
2013	9.650718	13.321455	38.04%	0
2012*	10.000000	9.650718	-3.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	21.039336	28.272737	34.38%	0
2018	22.226254	21.039336	-5.34%	0
2017	17.762872	22.226254	25.13%	0
2016	17.676123	17.762872	0.49%	0
2015	17.131536	17.676123	3.18%	0
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	19.461584	24.722070	27.03%	0
2018	21.808721	19.461584	-10.76%	0
2017	19.562510	21.808721	11.48%	0
2016	18.010969	19.562510	8.61%	0
2015	19.404959	18.010969	-7.18%	0
2014	18.216517	19.404959	6.52%	0
2013	14.308660	18.216517	27.31%	0
2012	12.756231	14.308660	12.17%	0
2011	12.958281	12.756231	-1.56%	0
2010	12.008070	12.958281	7.91%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.238469	16.881159	18.56%	0
2018	15.974900	14.238469	-10.87%	0
2017	14.606214	15.974900	9.37%	0
2016	12.879932	14.606214	13.40%	0
2015	13.383062	12.879932	-3.76%	0
2014	12.461062	13.383062	7.40%	0
2013	10.105804	12.461062	23.31%	0
2012	9.113881	10.105804	10.88%	0
2011*	10.000000	9.113881	-8.86%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.913140	15.644910	21.15%	0
2018	13.970321	12.913140	-7.57%	0
2017	12.545384	13.970321	11.36%	0
2016	12.481285	12.545384	0.51%	0
2015	12.861755	12.481285	-2.96%	0
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.543043	28.117310	30.52%	0
2018	21.676871	21.543043	-0.62%	0
2017	18.999081	21.676871	14.09%	0
2016	21.784396	18.999081	-12.79%	0
2015	21.438070	21.784396	1.62%	0
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	21.221777	26.876179	26.64%	0
2018	25.342132	21.221777	-16.26%	0
2017	20.915751	25.342132	21.16%	0
2016	21.329723	20.915751	-1.94%	0
2015	22.174206	21.329723	-3.81%	0
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.344408	16.435223	23.16%	0
2018	15.326642	13.344408	-12.93%	0
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.236465	37.880132	34.15%	0
2018	30.411249	28.236465	-7.15%	0
2017	24.341321	30.411249	24.94%	0
2016	25.267480	24.341321	-3.67%	0
2015	24.774396	25.267480	1.99%	0
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	28.037102	38.487354	37.27%	916
2018	30.310260	28.037102	-7.50%	1,477
2017	23.891595	30.310260	26.87%	1,632
2016	23.701172	23.891595	0.80%	2,584
2015	22.571024	23.701172	5.01%	3,664
2014	21.661813	22.571024	4.20%	4,410
2013	16.172103	21.661813	33.95%	4,542
2012	14.099927	16.172103	14.70%	8,861
2011	14.159062	14.099927	-0.42%	9,768
2010	11.277175	14.159062	25.56%	14,994

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	20.944903	27.188766	29.81%	3,784
2018	24.494133	20.944903	-14.49%	4,971
2017	18.194771	24.494133	34.62%	4,990
2016	18.455979	18.194771	-1.42%	12,091
2015	18.026081	18.455979	2.38%	14,212
2014	17.890508	18.026081	0.76%	15,182
2013	14.266961	17.890508	25.40%	11,180
2012	11.944674	14.266961	19.44%	22,058
2011	13.222428	11.944674	-9.66%	23,884
2010	11.575585	13.222428	14.23%	30,394
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.073643	10.994536	9.14%	0
2018	10.698376	10.073643	-5.84%	0
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	1,057
2015	10.115757	9.738777	-3.73%	1,180
2014	9.986329	10.115757	1.30%	1,219
2013	10.151842	9.986329	-1.63%	1,169
2012*	10.000000	10.151842	1.52%	1,041
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.665246	10.921061	26.03%	0
2018	10.936231	8.665246	-20.77%	0
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	25.285533	32.896523	30.10%	1,522
2018	27.870768	25.285533	-9.28%	1,928
2017	24.201527	27.870768	15.16%	3,833
2016	22.011882	24.201527	9.95%	3,983
2015	21.627270	22.011882	1.78%	5,387
2014	19.833738	21.627270	9.04%	8,157
2013	15.280495	19.833738	29.80%	8,720
2012	13.274169	15.280495	15.11%	11,779
2011	13.477836	13.274169	-1.51%	15,824
2010	11.784682	13.477836	14.37%	23,786

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.951952	22.363451	24.57%	1,038
2018	20.325260	17.951952	-11.68%	1,017
2017	18.075100	20.325260	12.45%	1,033
2016	15.543485	18.075100	16.29%	1,070
2015	16.769467	15.543485	-7.31%	1,077
2014	15.209775	16.769467	10.25%	300
2013	10.950001	15.209775	38.90%	302
2012	9.422319	10.950001	16.21%	1,128
2011	9.781928	9.422319	-3.68%	1,202
2010	8.047221	9.781928	21.56%	362
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.379774	31.642955	19.95%	85
2018	28.324366	26.379774	-6.87%	97
2017	24.311928	28.324366	16.50%	110
2016	25.331730	24.311928	-4.03%	130
2015	28.059565	25.331730	-9.72%	819
2014	30.070173	28.059565	-6.69%	819
2013	24.396615	30.070173	23.26%	828
2012	20.783511	24.396615	17.38%	3,493
2011	22.737900	20.783511	-8.60%	4,669
2010	21.241206	22.737900	7.05%	4,562
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.592844	29.125791	9.52%	0
2018	27.583416	26.592844	-3.59%	0
2017	26.249213	27.583416	5.08%	126
2016	22.935318	26.249213	14.45%	145
2015	24.904659	22.935318	-7.91%	159
2014	24.811322	24.904659	0.38%	1,513
2013	22.795703	24.811322	8.84%	1,229
2012	19.507277	22.795703	16.86%	1,087
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.087639	38.163274	35.87%	0
2018	28.534447	28.087639	-1.57%	0
2017	22.827858	28.534447	25.00%	0
2016	21.838948	22.827858	4.53%	0
2015	23.531700	21.838948	-7.19%	0
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.740272	10.484294	7.64%	0
2018	10.018299	9.740272	-2.78%	0
2017	9.840496	10.018299	1.81%	0
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.690117	27.890191	34.80%	8,359
2018	20.652022	20.690117	0.18%	12,331
2017	16.127819	20.652022	28.05%	15,624
2016	16.060772	16.127819	0.42%	23,514
2015	14.566503	16.060772	10.26%	35,389
2014	13.633848	14.566503	6.84%	42,660
2013	10.575148	13.633848	28.92%	46,418
2012	8.668397	10.575148	22.00%	70,581
2011	9.456593	8.668397	-8.33%	79,798
2010	9.016324	9.456593	4.88%	94,144
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.117341	17.285116	42.65%	2,487
2018	12.192090	12.117341	-0.61%	3,435
2017	8.541018	12.192090	42.75%	4,343
2016	7.615813	8.541018	12.15%	6,131
2015	7.388539	7.615813	3.08%	6,354
2014	6.859828	7.388539	7.71%	6,800
2013	5.143812	6.859828	33.36%	7,175
2012	4.383012	5.143812	17.36%	11,590
2011	4.871385	4.383012	-10.03%	12,020
2010	3.975587	4.871385	22.53%	12,946
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.855263	13.548044	24.81%	13,063
2018	12.987408	10.855263	-16.42%	13,684
2017	10.079579	12.987408	28.85%	15,648
2016	10.968387	10.079579	-8.10%	15,152
2015	12.210559	10.968387	-10.17%	16,186
2014	14.103267	12.210559	-13.42%	21,246
2013	12.528714	14.103267	12.57%	21,986
2012	11.238620	12.528714	11.48%	24,648
2011	16.862684	11.238620	-33.35%	13,919
2010	13.693467	16.862684	23.14%	20,291
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	26.357747	32.910271	24.86%	0
2018	30.354315	26.357747	-13.17%	0
2017	27.086799	30.354315	12.06%	0
2016	23.974963	27.086799	12.98%	0
2015	25.004015	23.974963	-4.12%	1,563
2014	22.053147	25.004015	13.38%	2,102
2013	16.922628	22.053147	30.32%	2,523
2012	14.272624	16.922628	18.57%	2,893
2011	14.183043	14.272624	0.63%	2,806
2010	11.663313	14.183043	21.60%	1,288

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.932843	10.395146	16.37%	0
2018	11.136228	8.932843	-19.79%	0
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.934312	10.608237	6.78%	0
2018	10.191052	9.934312	-2.52%	0
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	25.225441	35.102792	39.16%	0
2018	26.059315	25.225441	-3.20%	0
2017	20.940804	26.059315	24.44%	0
2016	19.539577	20.940804	7.17%	0
2015	20.272141	19.539577	-3.61%	0
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	197
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	24.163003	30.823174	27.56%	615
2018	27.367499	24.163003	-11.71%	590
2017	23.675669	27.367499	15.59%	591
2016	21.125028	23.675669	12.07%	433
2015	21.648929	21.125028	-2.42%	1,621
2014	19.943858	21.648929	8.55%	1,824
2013	14.932191	19.943858	33.56%	1,908
2012	13.082318	14.932191	14.14%	2,140
2011	13.343369	13.082318	-1.96%	2,630
2010	12.180267	13.343369	9.55%	2,706
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.843275	8.43%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.673368	21.874053	23.77%	826
2018	19.876965	17.673368	-11.09%	840
2017	15.911391	19.876965	24.92%	321
2016	15.555483	15.911391	2.29%	3,930
2015	14.853591	15.555483	4.73%	4,046
2014	14.910887	14.853591	-0.38%	2,509
2013	11.860324	14.910887	25.72%	878
2012	10.386610	11.860324	14.19%	1,026
2011	10.735263	10.386610	-3.25%	1,758
2010*	10.000000	10.735263	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.342133	14.571876	9.22%	601
2018	13.635246	13.342133	-2.15%	683
2017	13.028905	13.635246	4.65%	666
2016	12.465020	13.028905	4.52%	9,335
2015	12.737777	12.465020	-2.14%	9,637
2014	11.989920	12.737777	6.24%	2,767
2013	12.211221	11.989920	-1.81%	319
2012	11.328212	12.211221	7.79%	1,238
2011	10.885477	11.328212	4.07%	1,243
2010	10.314278	10.885477	5.54%	999
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	43.724474	49.206791	12.54%	0
2018	47.707504	43.724474	-8.35%	0
2017	44.145439	47.707504	8.07%	0
2016	40.537241	44.145439	8.90%	0
2015	41.618939	40.537241	-2.60%	0
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	31
2011	37.284043	39.309176	5.43%	31
2010	34.490539	37.284043	8.10%	62
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.356373	11.784292	25.95%	0
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.403308	19.028491	16.00%	0
2018	17.813105	16.403308	-7.91%	0
2017	15.574690	17.813105	14.37%	0
2016	14.976044	15.574690	4.00%	0
2015	16.242914	14.976044	-7.80%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.646031	21.553165	22.14%	0
2018	19.302482	17.646031	-8.58%	0
2017	16.674424	19.302482	15.76%	397
2016	15.249567	16.674424	9.34%	456
2015	16.677082	15.249567	-8.56%	500
2014	17.287894	16.677082	-3.53%	545
2013	13.304255	17.287894	29.94%	585
2012	11.014999	13.304255	20.78%	0
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.445997	19.565963	18.97%	4,042
2018	17.572831	16.445997	-6.41%	4,140
2017	15.406496	17.572831	14.06%	2,697
2016	14.349082	15.406496	7.37%	5,275
2015	14.425632	14.349082	-0.53%	3,613
2014	13.949176	14.425632	3.42%	3,613
2013	11.486841	13.949176	21.44%	4,346
2012	10.078216	11.486841	13.98%	5,722
2011	10.137186	10.078216	-0.58%	5,332
2010	9.187384	10.137186	10.34%	5,332
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.395394	12.232788	7.35%	680
2018	11.695426	11.395394	-2.57%	683
2017	11.503572	11.695426	1.67%	699
2016	11.376737	11.503572	1.11%	2,270
2015	11.576733	11.376737	-1.73%	2,438
2014	11.195652	11.576733	3.40%	8,959
2013	11.666419	11.195652	-4.04%	9,146
2012	11.284076	11.666419	3.39%	9,195
2011	10.835256	11.284076	4.14%	11,794
2010	10.378523	10.835256	4.40%	11,110
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.186832	24.144363	32.76%	398
2018	20.386306	18.186832	-10.79%	398
2017	15.802297	20.386306	29.01%	398
2016	16.012287	15.802297	-1.31%	80
2015	15.257817	16.012287	4.94%	80
2014	15.210958	15.257817	0.31%	422
2013	12.004302	15.210958	26.71%	538
2012	9.982671	12.004302	20.25%	2,030
2011	11.174715	9.982671	-10.67%	2,683
2010	10.192912	11.174715	9.63%	2,843
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.240195	25.974621	28.33%	1,256
2018	20.685959	20.240195	-2.15%	1,287
2017	16.432296	20.685959	25.89%	1,322
2016	15.295493	16.432296	7.43%	2,458
2015	14.590661	15.295493	4.83%	11,044
2014	13.707124	14.590661	6.45%	11,056
2013	10.736608	13.707124	27.67%	12,073
2012	9.284769	10.736608	15.64%	15,484
2011	9.889514	9.284769	-6.12%	19,151
2010	8.494561	9.889514	16.42%	13,875

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.734584	20.714411	23.78%	0
2018	17.370424	16.734584	-3.66%	0
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	7,188
2014	12.225884	13.274140	8.57%	7,188
2013	9.334537	12.225884	30.97%	8,169
2012	8.095662	9.334537	15.30%	9,287
2011	8.406630	8.095662	-3.70%	9,287
2010	7.690526	8.406630	9.31%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.410640	19.797178	7.53%	2,641
2018	19.141411	18.410640	-3.82%	2,732
2017	18.275010	19.141411	4.74%	2,752
2016	17.076017	18.275010	7.02%	2,178
2015	17.852042	17.076017	-4.35%	2,062
2014	17.446337	17.852042	2.33%	6,711
2013	17.913443	17.446337	-2.61%	5,338
2012	16.202156	17.913443	10.56%	5,241
2011	15.583700	16.202156	3.97%	7,103
2010	14.306279	15.583700	8.93%	5,623
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	21.587104	27.070622	25.40%	1,323
2018	23.632552	21.587104	-8.66%	1,326
2017	20.332339	23.632552	16.23%	1,032
2016	17.509211	20.332339	16.12%	1,350
2015	18.970845	17.509211	-7.70%	2,312
2014	17.642254	18.970845	7.53%	3,349
2013	13.204640	17.642254	33.61%	5,756
2012	11.316625	13.204640	16.68%	4,674
2011	11.762107	11.316625	-3.79%	8,664
2010	10.314299	11.762107	14.04%	8,055
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.598318	11.999534	13.22%	0
2018	11.756529	10.598318	-9.85%	0
2017	10.077390	11.756529	16.66%	0
2016*	10.000000	10.077390	0.77%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.081024	10.583779	4.99%	0
2018*	10.000000	10.081024	0.81%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.860372	24.706524	13.02%	2,511
2018	22.881344	21.860372	-4.46%	2,800
2017	21.758598	22.881344	5.16%	2,842
2016	19.349793	21.758598	12.45%	4,465
2015	20.170394	19.349793	-4.07%	4,485
2014	19.968287	20.170394	1.01%	4,615
2013	18.933351	19.968287	5.47%	6,894
2012	16.779774	18.933351	12.83%	7,825
2011	16.408272	16.779774	2.26%	7,917
2010	14.721522	16.408272	11.46%	8,098
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.513444	20.831841	26.15%	3,510
2018	17.605372	16.513444	-6.20%	3,871
2017	14.314793	17.605372	22.99%	3,960
2016	12.792166	14.314793	11.90%	4,061
2015	13.128724	12.792166	-2.56%	4,209
2014	12.503488	13.128724	5.00%	4,560
2013	8.826188	12.503488	41.66%	4,905
2012	7.662684	8.826188	15.18%	5,408
2011	8.801821	7.662684	-12.94%	14,036
2010	7.729430	8.801821	13.87%	13,867
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.642836	15.950869	26.17%	0
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.306407	22.697729	31.15%	3,559
2018	21.033045	17.306407	-17.72%	12,294
2017	16.976910	21.033045	23.89%	14,109
2016	17.608352	16.976910	-3.59%	16,470
2015	17.964790	17.608352	-1.98%	20,279
2014	18.424127	17.964790	-2.49%	22,708
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	23.880224	30.415598	27.37%	1,259
2018	24.246676	23.880224	-1.51%	16,155
2017	20.423252	24.246676	18.72%	16,209
2016	18.613485	20.423252	9.72%	17,299
2015	18.721822	18.613485	-0.58%	18,949
2014	16.948094	18.721822	10.47%	19,538
2013	13.124213	16.948094	29.14%	20,534
2012	11.666244	13.124213	12.50%	21,971
2011	11.781243	11.666244	-0.98%	22,784
2010	10.542591	11.781243	11.75%	25,832
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.576843	16.577464	22.10%	0
2018	15.444374	13.576843	-12.09%	0
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.000006	14.876760	14.44%	1,624
2018	14.076568	13.000006	-7.65%	1,624
2017	12.753355	14.076568	10.38%	1,624
2016	12.201732	12.753355	4.52%	1,624
2015	12.520180	12.201732	-2.54%	1,624
2014	12.187106	12.520180	2.73%	1,624
2013	10.790994	12.187106	12.94%	1,624
2012	9.864594	10.790994	9.39%	1,624
2011	10.151038	9.864594	-2.82%	1,624
2010	9.334244	10.151038	8.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.527410	16.021452	18.44%	0
2018	14.954874	13.527410	-9.55%	0
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	8,361
2012	9.255266	10.359815	11.93%	8,361
2011	9.731444	9.255266	-4.89%	8,361
2010	8.790510	9.731444	10.70%	8,361

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.952312	13.029277	9.01%	32,057
2018	12.459936	11.952312	-4.07%	32,057
2017	11.892951	12.459936	4.77%	32,057
2016	11.541168	11.892951	3.05%	32,497
2015	11.803545	11.541168	-2.22%	32,546
2014	11.596375	11.803545	1.79%	35,509
2013	11.219522	11.596375	3.36%	585
2012	10.596201	11.219522	5.88%	653
2011	10.607527	10.596201	-0.11%	1,318
2010	10.083319	10.607527	5.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.051554	12.393766	12.15%	0
2018	12.066988	11.051554	-8.41%	0
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.341513	12.893495	13.68%	0
2018	12.391690	11.341513	-8.47%	0
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.318875	15.499487	16.37%	0
2018	14.554241	13.318875	-8.49%	0
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	7,158
2010	9.062813	9.941983	9.70%	8,528

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.525844	16.284802	20.40%	0
2018	15.175152	13.525844	-10.87%	0
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	1,967
2013	10.065473	12.321460	22.41%	1,967
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.749829	14.354656	12.59%	0
2018	13.592532	12.749829	-6.20%	0
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	1,531
2014	12.038041	12.341521	2.52%	1,525
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	1,396
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.907986	15.409950	10.80%	0
2018	16.748820	13.907986	-16.96%	0
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	109
2013	13.731408	16.243345	18.29%	109
2012	11.659822	13.731408	17.77%	109
2011	13.516785	11.659822	-13.74%	109
2010	12.903630	13.516785	4.75%	109
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.686112	13.613355	7.31%	2,585
2018	12.934599	12.686112	-1.92%	2,590
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	1,082
2015	12.394872	12.121009	-2.21%	1,213
2014	11.978102	12.394872	3.48%	1,423
2013	12.397493	11.978102	-3.38%	1,545
2012	11.681023	12.397493	6.13%	1,616
2011	11.124752	11.681023	5.00%	3,154
2010	10.549709	11.124752	5.45%	2,457

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.050835	14.088356	7.95%	0
2018	13.446111	13.050835	-2.94%	0
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	222
2012	12.540931	13.231603	5.51%	365
2011	12.005371	12.540931	4.46%	397
2010	11.273445	12.005371	6.49%	206
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.326731	12.182407	17.97%	0
2018	11.673958	10.326731	-11.54%	0
2017	10.053221	11.673958	16.12%	0
2016	9.162523	10.053221	9.72%	0
2015*	10.000000	9.162523	-8.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.210424	11.818641	15.75%	0
2018	11.246056	10.210424	-9.21%	0
2017	10.029537	11.246056	12.13%	0
2016	9.360975	10.029537	7.14%	0
2015*	10.000000	9.360975	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	20.550529	24.886990	21.10%	1,114
2018	25.265917	20.550529	-18.66%	1,380
2017	18.126380	25.265917	39.39%	1,289
2016	17.083360	18.126380	6.11%	1,422
2015	20.646201	17.083360	-17.26%	2,727
2014	22.182126	20.646201	-6.92%	2,610
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	487
2010	22.127024	25.320932	14.43%	1,312
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	15.129399	15.836902	4.68%	7,476
2018	15.368456	15.129399	-1.56%	8,262
2017	15.283294	15.368456	0.56%	11,193
2016	15.401169	15.283294	-0.77%	13,847
2015	15.652731	15.401169	-1.61%	17,037
2014	15.196750	15.652731	3.00%	16,821
2013	16.080324	15.196750	-5.49%	22,278
2012	15.841556	16.080324	1.51%	32,343
2011	14.994272	15.841556	5.65%	35,598
2010	14.527898	14.994272	3.21%	44,834

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.306130	10.332385	0.25%	19,752
2018	10.320424	10.306130	-0.14%	19,887
2017	10.433189	10.320424	-1.08%	19,772
2016	10.590820	10.433189	-1.49%	21,338
2015	10.752100	10.590820	-1.50%	25,319
2014	10.915836	10.752100	-1.50%	25,950
2013	11.082065	10.915836	-1.50%	25,958
2012	11.251291	11.082065	-1.50%	28,219
2011	11.422145	11.251291	-1.50%	42,935
2010	11.596067	11.422145	-1.50%	53,239
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.392822	15.714380	17.33%	908
2018	15.909986	13.392822	-15.82%	857
2017	12.672517	15.909986	25.55%	827
2016	12.754142	12.672517	-0.64%	893
2015	13.356723	12.754142	-4.51%	757
2014	13.621215	13.356723	-1.94%	696
2013	11.735773	13.621215	16.07%	76
2012	10.306277	11.735773	13.87%	1,577
2011	11.595202	10.306277	-11.12%	1,580
2010	10.390629	11.595202	11.59%	1,458
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.644328	11.513792	19.38%	0
2018	11.402898	9.644328	-15.42%	0
2017	9.301272	11.402898	22.60%	0
2016	9.393399	9.301272	-0.98%	0
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.773644	25.318132	21.88%	1,740
2018	23.140880	20.773644	-10.23%	1,740
2017	19.836481	23.140880	16.66%	1,740
2016	18.396014	19.836481	7.83%	1,740
2015	18.864452	18.396014	-2.48%	1,740
2014	18.242287	18.864452	3.41%	5,845
2013	14.554321	18.242287	25.34%	6,345
2012	12.748966	14.554321	14.16%	7,095
2011	13.472382	12.748966	-5.37%	8,140
2010	11.931917	13.472382	12.91%	10,207

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.224333	18.432653	13.61%	225
2018	17.312336	16.224333	-6.28%	256
2017	15.814908	17.312336	9.47%	289
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	2,974
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.006574	22.454646	18.14%	0
2018	20.632705	19.006574	-7.88%	0
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.101908	15.214546	7.89%	515
2018	14.580797	14.101908	-3.28%	515
2017	14.006297	14.580797	4.10%	7,398
2016	13.637541	14.006297	2.70%	9,494
2015	13.808656	13.637541	-1.24%	21,203
2014	13.493980	13.808656	2.33%	24,761
2013	13.068055	13.493980	3.26%	27,834
2012	12.614655	13.068055	3.59%	31,315
2011	12.441672	12.614655	1.39%	33,739
2010	11.928224	12.441672	4.30%	36,717
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.132278	12.390606	11.30%	0
2018	11.976497	11.132278	-7.05%	0
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.429080	12.974256	13.52%	0
2018	12.351930	11.429080	-7.47%	0
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	18.089957	20.980552	15.98%	12,854
2018	19.473057	18.089957	-7.10%	35,600
2017	17.505811	19.473057	11.24%	44,396
2016	16.586868	17.505811	5.54%	80,623
2015	16.896017	16.586868	-1.83%	86,845
2014	16.308356	16.896017	3.60%	92,138
2013	14.196190	16.308356	14.88%	99,425
2012	13.006607	14.196190	9.15%	108,048
2011	13.209596	13.006607	-1.54%	111,113
2010	12.091079	13.209596	9.25%	119,595
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.847730	23.817443	20.00%	18,332
2018	21.839124	19.847730	-9.12%	19,581
2017	19.001536	21.839124	14.93%	19,498
2016	17.781932	19.001536	6.86%	19,936
2015	18.185452	17.781932	-2.22%	20,045
2014	17.590425	18.185452	3.38%	29,188
2013	14.592735	17.590425	20.54%	31,012
2012	13.023413	14.592735	12.05%	45,364
2011	13.508611	13.023413	-3.59%	53,747
2010	12.154289	13.508611	11.14%	54,554
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.333496	18.257741	11.78%	21,437
2018	17.226486	16.333496	-5.18%	21,450
2017	16.013086	17.226486	7.58%	24,720
2016	15.379209	16.013086	4.12%	24,643
2015	15.618186	15.379209	-1.53%	24,680
2014	15.138547	15.618186	3.17%	25,688
2013	13.909287	15.138547	8.84%	24,744
2012	13.070731	13.909287	6.42%	25,702
2011	13.001188	13.070731	0.53%	20,449
2010	12.163228	13.001188	6.89%	21,416
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.459411	4.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.759840	7.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.208539	23.411088	28.57%	2,254
2018	19.074324	18.208539	-4.54%	2,254
2017	14.871939	19.074324	28.26%	2,254
2016	14.774261	14.871939	0.66%	2,254
2015	14.501227	14.774261	1.88%	2,254
2014	13.330862	14.501227	8.78%	2,312
2013	10.044301	13.330862	32.72%	2,312
2012	8.764236	10.044301	14.61%	5,147
2011	9.163741	8.764236	-4.36%	8,057
2010	8.054001	9.163741	13.78%	8,286
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.103404	13.011582	17.19%	0
2018	11.844396	11.103404	-6.26%	0
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.460897	14.972162	20.15%	0
2018	12.986108	12.460897	-4.04%	0
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	29.006448	39.318815	35.55%	11,378
2018	29.830359	29.006448	-2.76%	12,910
2017	23.786502	29.830359	25.41%	17,007
2016	23.301349	23.786502	2.08%	18,619
2015	22.509777	23.301349	3.52%	29,720
2014	21.004229	22.509777	7.17%	34,068
2013	15.598716	21.004229	34.65%	40,738
2012	13.343510	15.598716	16.90%	47,185
2011	13.855790	13.343510	-3.70%	54,766
2010	12.928952	13.855790	7.17%	70,681
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	24.090541	30.125090	25.05%	9,290
2018	26.981930	24.090541	-10.72%	9,985
2017	25.204998	26.981930	7.05%	10,231
2016	21.245472	25.204998	18.64%	11,172
2015	22.532409	21.245472	-5.71%	11,885
2014	20.222598	22.532409	11.42%	12,552
2013	15.565286	20.222598	29.92%	14,775
2012	13.782052	15.565286	12.94%	14,846
2011	13.901600	13.782052	-0.86%	19,166
2010	12.438437	13.901600	11.76%	27,992

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.827112	59.194070	23.77%	2,607
2018	54.798001	47.827112	-12.72%	3,240
2017	48.048416	54.798001	14.05%	3,610
2016	40.550597	48.048416	18.49%	4,987
2015	42.238554	40.550597	-4.00%	8,184
2014	39.189935	42.238554	7.78%	8,548
2013	29.903839	39.189935	31.05%	8,715
2012	25.844457	29.903839	15.71%	9,355
2011	26.922228	25.844457	-4.00%	8,900
2010	21.657282	26.922228	24.31%	10,090
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.626339	9.903106	14.80%	366
2018	10.573057	8.626339	-18.41%	354
2017	8.731821	10.573057	21.09%	343
2016	8.424229	8.731821	3.65%	356
2015	9.014013	8.424229	-6.54%	345
2014*	10.000000	9.014013	-9.86%	332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.479792	21.591312	23.52%	1,552
2018	20.073005	17.479792	-12.92%	1,552
2017	17.791362	20.073005	12.82%	1,552
2016	15.523440	17.791362	14.61%	1,552
2015	16.272629	15.523440	-4.60%	1,552
2014	14.948168	16.272629	8.86%	2,291
2013	11.204849	14.948168	33.41%	2,235
2012	9.656095	11.204849	16.04%	2,190
2011	10.409772	9.656095	-7.24%	3,233
2010*	10.000000	10.409772	4.10%	3,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.422381	17.771557	23.22%	0
2018	16.601160	14.422381	-13.12%	0
2017	14.736777	16.601160	12.65%	0
2016	12.891985	14.736777	14.31%	0
2015	13.554112	12.891985	-4.89%	0
2014	12.481965	13.554112	8.59%	0
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.287956	22.309207	21.99%	4,703
2018	21.380800	18.287956	-14.47%	6,632
2017	19.066812	21.380800	12.14%	6,631
2016	16.460353	19.066812	15.83%	11,615
2015	17.207586	16.460353	-4.34%	15,823
2014	14.928741	17.207586	15.26%	16,593
2013	11.170595	14.928741	33.64%	18,722
2012	9.747754	11.170595	14.60%	32,250
2011	10.131081	9.747754	-3.78%	34,087
2010	8.597378	10.131081	17.84%	44,782
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	25.452119	34.023633	33.68%	1,093
2018	28.070812	25.452119	-9.33%	1,696
2017	22.811219	28.070812	23.06%	1,730
2016	21.381899	22.811219	6.68%	1,851
2015	21.544632	21.381899	-0.76%	2,768
2014	21.274592	21.544632	1.27%	3,103
2013	14.968726	21.274592	42.13%	3,426
2012	13.396958	14.968726	11.73%	3,934
2011	13.689306	13.396958	-2.14%	4,186
2010	11.078364	13.689306	23.57%	4,400
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	52.574405	61.625482	17.22%	1,278
2018	64.276889	52.574405	-18.21%	1,926
2017	59.830340	64.276889	7.43%	2,183
2016	48.231221	59.830340	24.05%	2,381
2015	52.103740	48.231221	-7.43%	4,260
2014	49.426430	52.103740	5.42%	4,703
2013	35.739678	49.426430	38.30%	6,091
2012	30.125817	35.739678	18.63%	6,412
2011	32.217265	30.125817	-6.49%	10,397
2010	25.834325	32.217265	24.71%	12,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	45.240265	55.990962	23.76%	2,083
2018	52.575821	45.240265	-13.95%	5,329
2017	47.030831	52.575821	11.79%	5,523
2016	38.870081	47.030831	20.99%	6,712
2015	40.118071	38.870081	-3.11%	8,053
2014	40.399731	40.118071	-0.70%	8,351
2013	29.107609	40.399731	38.79%	10,116
2012	25.585480	29.107609	13.77%	13,501
2011	27.503258	25.585480	-6.97%	14,323
2010	22.280410	27.503258	23.44%	17,636

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.370111	21.559346	24.12%	0
2018	18.720179	17.370111	-7.21%	0
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	148
2013	10.103238	13.809694	36.69%	148
2012	9.199592	10.103238	9.82%	148
2011	9.646129	9.199592	-4.63%	148
2010	7.924306	9.646129	21.73%	148
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.935282	17.940566	28.74%	1,585
2018	14.726350	13.935282	-5.37%	2,854
2017	14.037902	14.726350	4.90%	2,870
2016	13.275487	14.037902	5.74%	3,981
2015	14.240589	13.275487	-6.78%	6,401
2014	11.217255	14.240589	26.95%	7,216
2013	11.051541	11.217255	1.50%	8,567
2012	9.690417	11.051541	14.05%	13,978
2011	9.237175	9.690417	4.91%	19,096
2010	7.203521	9.237175	28.23%	22,105
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.883640	20.470396	28.88%	1,272
2018	16.953077	15.883640	-6.31%	1,306
2017	14.197199	16.953077	19.41%	1,346
2016	12.938332	14.197199	9.73%	906
2015	13.012667	12.938332	-0.57%	973
2014	11.683009	13.012667	11.38%	552
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.245358	10.504151	2.53%	0
2018	10.317615	10.245358	-0.70%	0
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.162378	17.431872	23.09%	0
2018	16.219117	14.162378	-12.68%	0
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.330363	23.429884	35.20%	4,341
2018	18.890001	17.330363	-8.26%	9,676
2017	15.012612	18.890001	25.83%	10,005
2016	14.315071	15.012612	4.87%	11,220
2015	14.560030	14.315071	-1.68%	11,413
2014	14.208473	14.560030	2.47%	12,098
2013	10.381617	14.208473	36.86%	18,719
2012	9.172945	10.381617	13.18%	20,760
2011	9.723625	9.172945	-5.66%	25,562
2010	7.783988	9.723625	24.92%	30,885
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.096425	14.480182	30.49%	0
2018	12.057120	11.096425	-7.97%	0
2017	9.826512	12.057120	22.70%	0
2016	9.577168	9.826512	2.60%	0
2015*	10.000000	9.577168	-4.23%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.086011	10.300998	2.13%	488
2018	10.136965	10.086011	-0.50%	503
2017	10.200002	10.136965	-0.62%	484
2016	10.230172	10.200002	-0.29%	459
2015	10.366908	10.230172	-1.32%	446
2014	10.460984	10.366908	-0.90%	469
2013	10.555181	10.460984	-0.89%	461
2012	10.244547	10.555181	3.03%	440
2011	10.370178	10.244547	-1.21%	1,687
2010	9.999600	10.370178	3.71%	3,935
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.258109	28.839347	24.00%	120
2018	25.048588	23.258109	-7.15%	120
2017	21.471783	25.048588	16.66%	120
2016	19.841106	21.471783	8.22%	120
2015	20.237085	19.841106	-1.96%	0
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	719
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.711421	11.789804	10.07%	0
2018	11.501952	10.711421	-6.87%	0
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	1,053
2015	10.352353	9.260137	-10.55%	1,261
2014	10.462421	10.352353	-1.05%	1,158
2013	10.610149	10.462421	-1.39%	1,114
2012*	10.000000	10.610149	6.10%	1,158
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.532067	11.894141	12.93%	0
2018	11.235502	10.532067	-6.26%	0
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.242771	11.840188	5.31%	1,116
2018	11.899658	11.242771	-5.52%	1,114
2017	10.909289	11.899658	9.08%	77
2016	10.762483	10.909289	1.36%	77
2015	11.770993	10.762483	-8.57%	77
2014	11.914392	11.770993	-1.20%	77
2013	12.945992	11.914392	-7.97%	557
2012	12.490136	12.945992	3.65%	588
2011	11.695500	12.490136	6.79%	1,417
2010	10.856139	11.695500	7.73%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.105989	11.368631	2.36%	1,965
2018	11.249373	11.105989	-1.27%	2,037
2017	11.278968	11.249373	-0.26%	2,645
2016	11.302749	11.278968	-0.21%	5,992
2015	11.450958	11.302749	-1.29%	7,262
2014	11.538994	11.450958	-0.76%	7,808
2013	11.741977	11.538994	-1.73%	8,028
2012	11.273050	11.741977	4.16%	7,847
2011	11.330057	11.273050	-0.50%	11,273
2010	10.935503	11.330057	3.61%	10,250

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.100531	13.992497	6.81%	0
2018	13.602150	13.100531	-3.69%	0
2017	13.320913	13.602150	2.11%	0
2016	12.856373	13.320913	3.61%	0
2015	13.414984	12.856373	-4.16%	0
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.168895	10.286431	1.16%	2,153
2018	10.179339	10.168895	-0.10%	2,154
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.170536	16.191462	6.73%	0
2018	15.485792	15.170536	-2.04%	0
2017	14.983548	15.485792	3.35%	0
2016	14.813256	14.983548	1.15%	0
2015	14.973628	14.813256	-1.07%	0
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.763793	11.476740	6.62%	2,189
2018	10.998452	10.763793	-2.13%	2,454
2017	10.652346	10.998452	3.25%	3,341
2016	10.541767	10.652346	1.05%	1,756
2015	10.666500	10.541767	-1.17%	2,428
2014	10.395694	10.666500	2.60%	2,612
2013	10.775226	10.395694	-3.52%	10,796
2012	9.990587	10.775226	7.85%	11,400
2011*	10.000000	9.990587	-0.09%	10,976
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.755416	12.026073	23.28%	0
2018	12.245426	9.755416	-20.33%	0
2017	9.820894	12.245426	24.69%	0
2016*	10.000000	9.820894	-1.79%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.286680	14.468512	17.76%	0
2018	13.715498	12.286680	-10.42%	0
2017	13.237419	13.715498	3.61%	0
2016	11.225638	13.237419	17.92%	0
2015	13.018492	11.225638	-13.77%	0
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.362182	43.537075	26.70%	81
2018	34.591908	34.362182	-0.66%	74
2017	27.584634	34.591908	25.40%	306
2016	31.364509	27.584634	-12.05%	623
2015	28.311582	31.364509	10.78%	2,347
2014	21.903420	28.311582	29.26%	2,855
2013	14.774016	21.903420	48.26%	2,909
2012	11.450026	14.774016	29.03%	3,263
2011	10.530386	11.450026	8.73%	44
2010*	10.000000	10.530386	5.30%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	51.897841	66.759921	28.64%	80
2018	68.867529	51.897841	-24.64%	85
2017	46.289126	68.867529	48.78%	89
2016	46.943906	46.289126	-1.39%	92
2015	55.412702	46.943906	-15.28%	519
2014	56.491064	55.412702	-1.91%	559
2013	51.197222	56.491064	10.34%	633
2012	40.042554	51.197222	27.86%	1,110
2011	54.740934	40.042554	-26.85%	296
2010	43.813936	54.740934	24.94%	458
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.223679	5.739398	9.87%	1,431
2018	7.409768	5.223679	-29.50%	1,127
2017	7.673558	7.409768	-3.44%	1,062
2016	5.431921	7.673558	41.27%	627
2015	8.308666	5.431921	-34.62%	615
2014	10.458766	8.308666	-20.56%	369
2013	9.626904	10.458766	8.64%	1,326
2012*	10.000000	9.626904	-3.73%	1,364

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	24.225668	26.694480	10.19%	1,884
2018	34.294533	24.225668	-29.36%	1,968
2017	35.416707	34.294533	-3.17%	1,979
2016	25.018762	35.416707	41.56%	1,990
2015	38.165631	25.018762	-34.45%	2,099
2014	47.897657	38.165631	-20.32%	2,119
2013	43.992884	47.897657	8.88%	2,137
2012	43.201636	43.992884	1.83%	2,222
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	18.021021	22.789362	26.46%	0
2018	21.104484	18.021021	-14.61%	0
2017	16.942560	21.104484	24.56%	0
2016	16.554955	16.942560	2.34%	0
2015	17.347252	16.554955	-4.57%	0
2014	15.981402	17.347252	8.55%	0
2013	12.114443	15.981402	31.92%	1,609
2012	10.577450	12.114443	14.53%	1,609
2011	11.525062	10.577450	-8.22%	1,609
2010	10.414816	11.525062	10.66%	1,609
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.779884	7.80%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.270680	35.990290	22.96%	0
2018	29.334995	29.270680	-0.22%	0
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	454
2014	24.113171	23.305437	-3.35%	487
2013	16.295076	24.113171	47.98%	514
2012	15.336646	16.295076	6.25%	766
2011	16.319922	15.336646	-6.03%	6,709
2010	13.069260	16.319922	24.87%	6,792

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.634504	13.199877	13.45%	0
2018	12.755951	11.634504	-8.79%	0
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	28.258626	33.357573	18.04%	99
2018	33.889737	28.258626	-16.62%	102
2017	30.502215	33.889737	11.11%	106
2016	24.826064	30.502215	22.86%	106
2015	26.739524	24.826064	-7.16%	106
2014	24.930243	26.739524	7.26%	106
2013	18.398317	24.930243	35.50%	1,356
2012	15.775111	18.398317	16.63%	106
2011	17.534886	15.775111	-10.04%	7,662
2010	14.069675	17.534886	24.63%	9,915
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.818372	13.743159	7.21%	0
2018	13.398989	12.818372	-4.33%	286
2017	13.127361	13.398989	2.07%	1,346
2016	12.773056	13.127361	2.77%	2,210
2015	13.302495	12.773056	-3.98%	3,688
2014	13.080316	13.302495	1.70%	14,407
2013	14.517248	13.080316	-9.90%	18,369
2012	13.732125	14.517248	5.72%	13,177
2011	12.481724	13.732125	10.02%	18,919
2010	12.060795	12.481724	3.49%	16,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	24.445048	29.829894	22.03%	12,670
2018	26.663239	24.445048	-8.32%	13,875
2017	22.477025	26.663239	18.62%	19,535
2016	20.117327	22.477025	11.73%	23,187
2015	21.651009	20.117327	-7.08%	27,216
2014	19.547713	21.651009	10.76%	36,666
2013	14.618692	19.547713	33.72%	23,404
2012	12.941263	14.618692	12.96%	37,394
2011	12.747859	12.941263	1.52%	31,494
2010	11.343661	12.747859	12.38%	45,808

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	17.714165	22.396092	26.43%	0
2018	21.225483	17.714165	-16.54%	0
2017	16.431000	21.225483	29.18%	0
2016	17.660025	16.431000	-6.96%	0
2015	17.803094	17.660025	-0.80%	0
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.622615	27.492876	27.15%	8,807
2018	25.199630	21.622615	-14.19%	8,742
2017	22.915417	25.199630	9.97%	10,290
2016	18.945209	22.915417	20.96%	10,443
2015	19.523214	18.945209	-2.96%	9,825
2014	17.033183	19.523214	14.62%	9,585
2013	13.296843	17.033183	28.10%	14,730
2012	11.610846	13.296843	14.52%	5,148
2011	11.875646	11.610846	-2.23%	10,770
2010	10.114983	11.875646	17.41%	4,505
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	32.581879	40.748675	25.07%	0
2018	36.431542	32.581879	-10.57%	0
2017	34.026941	36.431542	7.07%	0
2016	28.686171	34.026941	18.62%	0
2015	30.315369	28.686171	-5.37%	0
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.304133	11.652128	13.08%	0
2018	10.778600	10.304133	-4.40%	0
2017	10.224115	10.778600	5.42%	2,210
2016	9.204695	10.224115	11.08%	1,104
2015*	10.000000	9.204695	-7.95%	1,131
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.795954	10.526281	7.46%	0
2018	10.023341	9.795954	-2.27%	0
2017	9.864440	10.023341	1.61%	0
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.646483	14.614644	25.49%	0
2018	12.778583	11.646483	-8.86%	0
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.339257	17.782839	15.93%	5,547
2018	16.859917	15.339257	-9.02%	6,936
2017	15.060111	16.859917	11.95%	7,838
2016	14.735844	15.060111	2.20%	8,392
2015	15.119219	14.735844	-2.54%	16,755
2014	15.066151	15.119219	0.35%	21,269
2013	13.375164	15.066151	12.64%	18,474
2012	12.354851	13.375164	8.26%	22,261
2011	13.023023	12.354851	-5.13%	27,677
2010	12.051594	13.023023	8.06%	39,212
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.124437	13.126548	18.00%	1,303
2018	13.402971	11.124437	-17.00%	1,497
2017	11.833554	13.402971	13.26%	5,381
2016	10.433286	11.833554	13.42%	8,133
2015	10.871107	10.433286	-4.03%	9,523
2014*	10.000000	10.871107	8.71%	1,230
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.466827	34.250886	20.32%	1,081
2018	31.769055	28.466827	-10.39%	1,091
2017	28.707158	31.769055	10.67%	2,540
2016	23.191359	28.707158	23.78%	2,764
2015	24.118350	23.191359	-3.84%	3,682
2014	23.304532	24.118350	3.49%	3,982
2013	16.822141	23.304532	38.53%	6,019
2012	14.763549	16.822141	13.94%	7,441
2011	14.911599	14.763549	-0.99%	7,693
2010	12.037287	14.911599	23.88%	12,413
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	25.891205	33.299951	28.61%	18,898
2018	27.579575	25.891205	-6.12%	20,175
2017	23.048031	27.579575	19.66%	31,073
2016	20.956496	23.048031	9.98%	37,716
2015	21.053358	20.956496	-0.46%	38,587
2014	18.853784	21.053358	11.67%	35,179
2013	14.504898	18.853784	29.98%	46,707
2012	12.730304	14.504898	13.94%	45,884
2011	12.692005	12.730304	0.30%	62,353
2010	11.225947	12.692005	13.06%	81,702

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	19.835829	26.238121	32.28%	821
2018	21.077743	19.835829	-5.89%	5,356
2017	18.562310	21.077743	13.55%	5,733
2016	17.081774	18.562310	8.67%	5,800
2015	17.923319	17.081774	-4.70%	6,794
2014	16.046763	17.923319	11.69%	16,580
2013	12.132491	16.046763	32.26%	5,938
2012	11.006002	12.132491	10.24%	6,298
2011	11.079069	11.006002	-0.66%	6,558
2010	9.801238	11.079069	13.04%	6,870
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	24.589854	32.875549	33.70%	2,119
2018	26.816776	24.589854	-8.30%	3,059
2017	21.390966	26.816776	25.36%	3,132
2016	20.135317	21.390966	6.24%	10,555
2015	20.969981	20.135317	-3.98%	11,124
2014	19.705623	20.969981	6.42%	12,749
2013	16.527811	19.705623	19.23%	18,622
2012	15.202910	16.527811	8.71%	27,788
2011	14.165149	15.202910	7.33%	20,525
2010	12.476865	14.165149	13.53%	25,104
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.660005	21.172744	19.89%	0
2018	22.168994	17.660005	-20.34%	0
2017	18.059788	22.168994	22.75%	0
2016	15.668510	18.059788	15.26%	0
2015	16.286026	15.668510	-3.79%	0
2014	16.282860	16.286026	0.02%	0
2013	11.133755	16.282860	46.25%	1,164
2012	9.380481	11.133755	18.69%	1,164
2011	11.059186	9.380481	-15.18%	1,735
2010	8.565128	11.059186	29.12%	1,735
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.630215	11.047441	14.72%	0
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.578809	17.073984	25.74%	0
2018	16.607913	13.578809	-18.24%	0
2017	15.093906	16.607913	10.03%	1,638
2016	11.695287	15.093906	29.06%	15,108
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	1,669
2013*	10.000000	12.213897	22.14%	974

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.363048	10.924628	5.42%	0
2018	10.536160	10.363048	-1.64%	0
2017	10.345445	10.536160	1.84%	1,094
2016	9.645046	10.345445	7.26%	1,094
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	17.428502	18.778741	7.75%	19,299
2018	17.810018	17.428502	-2.14%	20,341
2017	17.387949	17.810018	2.43%	21,233
2016	17.010429	17.387949	2.22%	23,562
2015	17.320426	17.010429	-1.79%	31,378
2014	16.950169	17.320426	2.18%	49,691
2013	17.040665	16.950169	-0.53%	47,250
2012	15.775874	17.040665	8.02%	57,886
2011	15.667536	15.775874	0.69%	66,024
2010	14.666819	15.667536	6.82%	85,472
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.231051	10.469167	27.19%	0
2018*	10.000000	8.231051	-17.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.853839	16.963274	14.20%	0
2018	15.734842	14.853839	-5.60%	0
2017	14.144333	15.734842	11.24%	0
2016	13.646213	14.144333	3.65%	0
2015	13.904418	13.646213	-1.86%	0
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	193
2012	11.026798	12.123993	9.95%	423
2011	11.231942	11.026798	-1.83%	547
2010	10.119745	11.231942	10.99%	11,332
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.975149	17.692981	18.15%	1,669
2018	16.179324	14.975149	-7.44%	8,295
2017	14.109360	16.179324	14.67%	8,420
2016	13.514267	14.109360	4.40%	8,637
2015	13.777530	13.514267	-1.91%	8,708
2014	13.370797	13.777530	3.04%	7,587
2013	11.712547	13.370797	14.16%	7,587
2012	10.511160	11.712547	11.43%	7,587
2011	10.797738	10.511160	-2.65%	7,150
2010	9.577005	10.797738	12.75%	6,531

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.505963	18.986507	22.45%	1,232
2018	17.099729	15.505963	-9.32%	1,316
2017	14.375494	17.099729	18.95%	4,581
2016	13.707448	14.375494	4.87%	0
2015	13.970192	13.707448	-1.88%	0
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	213
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.203484	13.689717	22.19%	0
2018	11.909798	11.203484	-5.93%	0
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	36.481978	47.212077	29.41%	0
2018	39.630595	36.481978	-7.94%	0
2017	33.058227	39.630595	19.88%	0
2016	31.115421	33.058227	6.24%	0
2015	31.429995	31.115421	-1.00%	0
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	27.819594	35.954177	29.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.539993	8.152396	8.12%	2,690
2018	10.181045	7.539993	-25.94%	3,406
2017	10.636059	10.181045	-4.28%	4,205
2016	8.091795	10.636059	31.44%	23,397
2015	10.371444	8.091795	-21.98%	10,533
2014	12.076585	10.371444	-14.12%	9,744
2013	9.880869	12.076585	22.22%	6,634
2012	9.583106	9.880869	3.11%	6,292
2011	10.267563	9.583106	-6.67%	24,059
2010	8.752400	10.267563	17.31%	32,318

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	24.072842	30.175664	25.35%	17,050
2018	26.696668	24.072842	-9.83%	18,188
2017	24.037816	26.696668	11.06%	24,787
2016	20.707893	24.037816	16.08%	32,826
2015	21.930605	20.707893	-5.58%	35,873
2014	20.503045	21.930605	6.96%	43,063
2013	16.268555	20.503045	26.03%	49,209
2012	14.101524	16.268555	15.37%	67,119
2011	14.201119	14.101524	-0.70%	77,252
2010	12.533482	14.201119	13.31%	90,487
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.539053	14.731978	27.67%	0
2018	12.908378	11.539053	-10.61%	594
2017	11.243311	12.908378	14.81%	594
2016*	10.000000	11.243311	12.43%	594
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	24.750523	34.283822	38.52%	0
2018	22.379468	24.750523	10.59%	0
2017	16.912617	22.379468	32.32%	0
2016	17.135839	16.912617	-1.30%	0
2015	16.501135	17.135839	3.85%	0
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	27.463519	36.280719	32.11%	9,805
2018	27.975426	27.463519	-1.83%	14,731
2017	21.047303	27.975426	32.92%	17,354
2016	21.226285	21.047303	-0.84%	14,469
2015	20.140058	21.226285	5.39%	21,740
2014	18.398648	20.140058	9.46%	36,554
2013	13.720761	18.398648	34.09%	30,350
2012	12.167452	13.720761	12.77%	34,227
2011	12.341186	12.167452	-1.41%	98,404
2010	10.104505	12.341186	22.14%	79,103

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	16.905882	19.127149	13.14%	2,447
2018	17.814962	16.905882	-5.10%	4,052
2017	16.899667	17.814962	5.42%	4,964
2016	15.007976	16.899667	12.60%	5,839
2015	15.839173	15.007976	-5.25%	6,281
2014	15.917511	15.839173	-0.49%	9,356
2013	15.271100	15.917511	4.23%	9,863
2012	13.583756	15.271100	12.42%	11,908
2011	13.275911	13.583756	2.32%	19,442
2010	11.850852	13.275911	12.02%	21,363
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	14.101526	15.213102	7.88%	10,449
2018	14.415906	14.101526	-2.18%	18,826
2017	14.057688	14.415906	2.55%	24,301
2016	13.646815	14.057688	3.01%	30,271
2015	13.960203	13.646815	-2.24%	34,963
2014	13.408465	13.960203	4.11%	16,842
2013	13.881887	13.408465	-3.41%	18,534
2012	13.331876	13.881887	4.13%	22,537
2011	12.630703	13.331876	5.55%	32,339
2010	11.914564	12.630703	6.01%	25,491
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.297021	21.004873	21.44%	2,241
2018	20.584455	17.297021	-15.97%	2,279
2017	17.321375	20.584455	18.84%	2,398
2016	15.692544	17.321375	10.38%	2,675
2015	16.182331	15.692544	-3.03%	2,910
2014	15.478060	16.182331	4.55%	4,238
2013	11.554708	15.478060	33.95%	3,442
2012	10.228324	11.554708	12.97%	6,785
2011	11.636116	10.228324	-12.10%	17,039
2010	9.183259	11.636116	26.71%	16,367
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	17.914453	22.517590	25.70%	4,416
2018	21.380673	17.914453	-16.21%	7,516
2017	16.691507	21.380673	28.09%	8,002
2016	17.868744	16.691507	-6.59%	7,989
2015	17.537943	17.868744	1.89%	9,719
2014	19.397083	17.537943	-9.58%	1,189
2013	15.111822	19.397083	28.36%	1,318
2012	12.734439	15.111822	18.67%	1,521
2011	15.626882	12.734439	-18.51%	2,027
2010	14.047583	15.626882	11.24%	2,417
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.377166	11.350466	21.04%	0
2018	10.182967	9.377166	-7.91%	0
2017*	10.000000	10.182967	1.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	21.469478	28.384843	32.21%	111
2018	26.381734	21.469478	-18.62%	116
2017	22.477757	26.381734	17.37%	121
2016	20.854005	22.477757	7.79%	126
2015	21.849833	20.854005	-4.56%	126
2014	20.801711	21.849833	5.04%	1,415
2013	16.197658	20.801711	28.42%	4,869
2012	12.944989	16.197658	25.13%	83
2011	14.424782	12.944989	-10.26%	83
2010	11.586518	14.424782	24.50%	258
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.561105	14.822297	18.00%	0
2018	14.122672	12.561105	-11.06%	0
2017	12.809929	14.122672	10.25%	0
2016	11.495830	12.809929	11.43%	224
2015	12.450425	11.495830	-7.67%	224
2014	12.296248	12.450425	1.25%	224
2013	10.091057	12.296248	21.85%	232
2012	8.887578	10.091057	13.54%	798
2011	9.168592	8.887578	-3.06%	840
2010	8.446738	9.168592	8.55%	13,251
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.692106	17.929814	14.26%	384
2018	16.657502	15.692106	-5.80%	401
2017	15.426755	16.657502	7.98%	795
2016	13.741864	15.426755	12.26%	829
2015	15.017640	13.741864	-8.50%	1,624
2014	14.581037	15.017640	2.99%	6,125
2013	12.998413	14.581037	12.18%	6,053
2012	11.720588	12.998413	10.90%	6,389
2011	11.627489	11.720588	0.80%	15,642
2010	10.482089	11.627489	10.93%	16,239
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.517268	20.545803	24.39%	627
2018	19.258741	16.517268	-14.23%	638
2017	17.678048	19.258741	8.94%	1,642
2016	13.792042	17.678048	28.18%	1,706
2015	15.126629	13.792042	-8.82%	692
2014	15.277579	15.126629	-0.99%	1,861
2013	11.390327	15.277579	34.13%	3,196
2012	9.773009	11.390327	16.55%	5,405
2011	10.314430	9.773009	-5.25%	21,671
2010	8.170719	10.314430	26.24%	5,571

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.785330	12.205552	24.73%	648
2018	11.804949	9.785330	-17.11%	691
2017	8.539463	11.804949	38.24%	1,987
2016	7.385369	8.539463	15.63%	2,222
2015	9.330878	7.385369	-20.85%	3,010
2014*	10.000000	9.330878	-6.69%	4,336
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.584637	17.312720	11.09%	0
2018	18.684390	15.584637	-16.59%	0
2017	16.217439	18.684390	15.21%	0
2016	15.324299	16.217439	5.83%	0
2015	16.613663	15.324299	-7.76%	0
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.029706	8.895698	10.78%	39
2018	9.646493	8.029706	-16.76%	85
2017	8.396313	9.646493	14.89%	131
2016	7.957191	8.396313	5.52%	182
2015	8.643706	7.957191	-7.94%	227
2014*	10.000000	8.643706	-13.56%	589
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.596244	9.637675	0.43%	0
2018	9.562868	9.596244	0.35%	55
2017	9.529495	9.562868	0.35%	293
2016	9.402808	9.529495	1.35%	553
2015	9.980506	9.402808	-5.79%	23,139
2014*	10.000000	9.980506	-0.19%	10,650
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.664364	12.854320	10.20%	0
2018	12.386080	11.664364	-5.83%	0
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.550717	9.874056	3.39%	0
2018	10.220581	9.550717	-6.55%	0
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	1,950
2015	10.192204	10.219744	0.27%	1,082
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.720974	15.204043	19.52%	0
2018	14.071954	12.720974	-9.60%	0
2017	12.422328	14.071954	13.28%	0
2016	11.431261	12.422328	8.67%	0
2015	11.689112	11.431261	-2.21%	0
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.884542	22.059026	30.65%	0
2018	18.463241	16.884542	-8.55%	0
2017	15.042250	18.463241	22.74%	0
2016	14.061669	15.042250	6.97%	0
2015	14.294411	14.061669	-1.63%	0
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.858621	18.752501	18.25%	0
2018	17.088532	15.858621	-7.20%	0
2017	15.173688	17.088532	12.62%	0
2016	14.268334	15.173688	6.35%	0
2015	14.477463	14.268334	-1.44%	0
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.601478	21.442370	21.82%	0
2018	20.005804	17.601478	-12.02%	0
2017	17.704060	20.005804	13.00%	0
2016	14.653488	17.704060	20.82%	0
2015	15.618383	14.653488	-6.18%	0
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.141580	19.951864	9.98%	0
2018	19.221049	18.141580	-5.62%	0
2017	18.377247	19.221049	4.59%	0
2016	15.883242	18.377247	15.70%	0
2015	16.797224	15.883242	-5.44%	0
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.959939	22.880476	20.68%	0
2018	22.053241	18.959939	-14.03%	0
2017	21.600630	22.053241	2.10%	0
2016	17.329115	21.600630	24.65%	0
2015	18.849488	17.329115	-8.07%	0
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.743912	23.380604	24.74%	0
2018	21.879555	18.743912	-14.33%	0
2017	19.543845	21.879555	11.95%	0
2016	15.660738	19.543845	24.80%	0
2015	17.066834	15.660738	-8.24%	0
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.367129	21.488846	23.73%	0
2018	19.669074	17.367129	-11.70%	0
2017	16.324317	19.669074	20.49%	0
2016	14.614233	16.324317	11.70%	0
2015	15.038996	14.614233	-2.82%	0
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.522773	24.421570	31.85%	0
2018	19.525696	18.522773	-5.14%	0
2017	15.242972	19.525696	28.10%	0
2016	14.240397	15.242972	7.04%	0
2015	13.711762	14.240397	3.86%	0
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.593163	23.686849	34.64%	0
2018	18.543842	17.593163	-5.13%	0
2017	14.790810	18.543842	25.37%	0
2016	14.689899	14.790810	0.69%	0
2015	14.209726	14.689899	3.38%	0
2014	13.310112	14.209726	6.76%	0
2013	9.647398	13.310112	37.97%	0
2012*	10.000000	9.647398	-3.53%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	20.862152	28.020404	34.31%	0
2018	22.050332	20.862152	-5.39%	141
2017	17.631187	22.050332	25.06%	0
2016	17.553954	17.631187	0.44%	0
2015	17.021772	17.553954	3.13%	0
2014	15.984086	17.021772	6.49%	609
2013	11.613834	15.984086	37.63%	463
2012	10.403343	11.613834	11.64%	844

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	19.293120	24.495633	26.97%	79
2018	21.630993	19.293120	-10.81%	79
2017	19.412900	21.630993	11.43%	79
2016	17.882262	19.412900	8.56%	79
2015	19.276080	17.882262	-7.23%	79
2014	18.104724	19.276080	6.47%	79
2013	14.228071	18.104724	27.25%	2,273
2012	12.690841	14.228071	12.11%	2,273
2011	12.898388	12.690841	-1.61%	8,256
2010	11.958638	12.898388	7.86%	14,013
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.183087	16.806968	18.50%	94
2018	15.920888	14.183087	-10.92%	94
2017	14.564203	15.920888	9.32%	94
2016	12.849388	14.564203	13.35%	94
2015	13.358111	12.849388	-3.81%	94
2014	12.444148	13.358111	7.34%	94
2013	10.097210	12.444148	23.24%	94
2012	9.110762	10.097210	10.83%	94
2011*	10.000000	9.110762	-8.89%	854
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.831005	15.537509	21.09%	0
2018	13.888547	12.831005	-7.61%	0
2017	12.478274	13.888547	11.30%	0
2016	12.420811	12.478274	0.46%	0
2015	12.805940	12.420811	-3.01%	0
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.406091	27.924383	30.45%	0
2018	21.550076	21.406091	-0.67%	0
2017	18.897525	21.550076	14.04%	0
2016	21.678924	18.897525	-12.83%	0
2015	21.345109	21.678924	1.56%	0
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	21.042902	26.636118	26.58%	0
2018	25.141369	21.042902	-16.30%	0
2017	20.760539	25.141369	21.10%	0
2016	21.182160	20.760539	-1.99%	0
2015	22.031981	21.182160	-3.86%	0
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.299307	16.371365	23.10%	0
2018	15.282648	13.299307	-12.98%	0
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	27.947651	37.473667	34.09%	0
2018	30.115580	27.947651	-7.20%	0
2017	24.116864	30.115580	24.87%	0
2016	25.047165	24.116864	-3.71%	0
2015	24.570856	25.047165	1.94%	0
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	27.750304	38.074328	37.20%	2,505
2018	30.015541	27.750304	-7.55%	3,070
2017	23.671258	30.015541	26.80%	2,390
2016	23.494484	23.671258	0.75%	3,081
2015	22.385566	23.494484	4.95%	3,113
2014	21.494735	22.385566	4.14%	3,928
2013	16.055511	21.494735	33.88%	4,316
2012	14.005396	16.055511	14.64%	4,589
2011	14.071260	14.005396	-0.47%	6,026
2010	11.212926	14.071260	25.49%	11,632

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	20.747330	26.918633	29.75%	12,583
2018	24.275482	20.747330	-14.53%	16,113
2017	18.041478	24.275482	34.55%	19,127
2016	18.309745	18.041478	-1.47%	25,224
2015	17.892342	18.309745	2.33%	28,529
2014	17.766790	17.892342	0.71%	38,735
2013	14.175490	17.766790	25.33%	25,189
2012	11.874128	14.175490	19.38%	31,449
2011	13.151006	11.874128	-9.71%	35,269
2010	11.518899	13.151006	14.17%	38,918
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.042072	10.954525	9.09%	0
2018	10.670299	10.042072	-5.89%	0
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	803
2013	10.150915	9.980348	-1.68%	1,110
2012*	10.000000	10.150915	1.51%	871
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.644728	10.889665	25.97%	0
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	25.026971	32.543618	30.03%	7,806
2018	27.599875	25.026971	-9.32%	11,603
2017	23.978432	27.599875	15.10%	15,202
2016	21.820002	23.978432	9.89%	18,171
2015	21.449622	21.820002	1.73%	20,155
2014	19.680818	21.449622	8.99%	22,988
2013	15.170370	19.680818	29.73%	24,112
2012	13.185198	15.170370	15.06%	28,242
2011	13.394285	13.185198	-1.56%	30,816
2010	11.717558	13.394285	14.31%	41,734

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.836796	22.208717	24.51%	405
2018	20.205215	17.836796	-11.72%	238
2017	17.977441	20.205215	12.39%	248
2016	15.467335	17.977441	16.23%	419
2015	16.695792	15.467335	-7.36%	6,668
2014	15.150638	16.695792	10.20%	8,190
2013	10.912968	15.150638	38.83%	20,173
2012	9.395222	10.912968	16.15%	7,852
2011	9.758750	9.395222	-3.73%	24,533
2010	8.032226	9.758750	21.49%	7,129
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.138714	31.337886	19.89%	487
2018	28.079874	26.138714	-6.91%	920
2017	24.114262	28.079874	16.45%	1,194
2016	25.138489	24.114262	-4.07%	1,420
2015	27.859664	25.138489	-9.77%	8,458
2014	29.871123	27.859664	-6.73%	10,448
2013	24.247409	29.871123	23.19%	11,104
2012	20.666910	24.247409	17.32%	11,868
2011	22.621790	20.666910	-8.64%	17,017
2010	21.143472	22.621790	6.99%	15,187
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.349940	28.845107	9.47%	0
2018	27.345419	26.349940	-3.64%	0
2017	26.035905	27.345419	5.03%	800
2016	22.760450	26.035905	14.39%	3,208
2015	24.727334	22.760450	-7.95%	909
2014	24.647173	24.727334	0.33%	13,414
2013	22.656384	24.647173	8.79%	9,598
2012	19.397924	22.656384	16.80%	8,571
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.894563	37.881684	35.80%	233
2018	28.352777	27.894563	-1.62%	267
2017	22.694004	28.352777	24.94%	0
2016	21.721890	22.694004	4.48%	0
2015	23.417464	21.721890	-7.24%	1,977
2014	22.050877	23.417464	6.20%	1,977
2013	17.237411	22.050877	27.92%	3,236
2012	15.418643	17.237411	11.80%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.722146	10.459471	7.58%	0
2018	10.004767	9.722146	-2.82%	0
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.492289	27.609508	34.73%	11,877
2018	20.465006	20.492289	0.13%	14,489
2017	15.989866	20.465006	27.99%	27,037
2016	15.931450	15.989866	0.37%	31,043
2015	14.456544	15.931450	10.20%	47,276
2014	13.537792	14.456544	6.79%	36,564
2013	10.505981	13.537792	28.86%	40,473
2012	8.616078	10.505981	21.93%	53,180
2011	9.404273	8.616078	-8.38%	50,647
2010	8.971001	9.404273	4.83%	72,412
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	12.001518	17.111219	42.58%	4,879
2018	12.081721	12.001518	-0.66%	4,535
2017	8.467976	12.081721	42.68%	7,498
2016	7.554507	8.467976	12.09%	8,097
2015	7.332799	7.554507	3.02%	7,458
2014	6.811529	7.332799	7.65%	5,291
2013	5.110192	6.811529	33.29%	5,747
2012	4.356575	5.110192	17.30%	7,073
2011	4.844460	4.356575	-10.07%	2,012
2010	3.955620	4.844460	22.47%	2,029
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.751377	13.411584	24.74%	3,413
2018	12.869701	10.751377	-16.46%	3,423
2017	9.993286	12.869701	28.78%	11,907
2016	10.879987	9.993286	-8.15%	12,234
2015	12.118301	10.879987	-10.22%	13,893
2014	14.003825	12.118301	-13.46%	15,064
2013	12.446691	14.003825	12.51%	18,496
2012	11.170745	12.446691	11.42%	21,918
2011	16.769353	11.170745	-33.39%	9,005
2010	13.624574	16.769353	23.08%	13,238
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	26.162335	32.649700	24.80%	120
2018	30.144662	26.162335	-13.21%	120
2017	26.913331	30.144662	12.01%	120
2016	23.833473	26.913331	12.92%	120
2015	24.869075	23.833473	-4.16%	975
2014	21.945273	24.869075	13.32%	7,468
2013	16.848384	21.945273	30.25%	9,148
2012	14.217234	16.848384	18.51%	11,688
2011	14.135167	14.217234	0.58%	120
2010	11.629845	14.135167	21.54%	697

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.911698	10.365260	16.31%	0
2018	11.115558	8.911698	-19.83%	0
2017	8.832286	11.115558	25.85%	605
2016	7.427490	8.832286	18.91%	21,118
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	6,080
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.920884	10.588522	6.73%	0
2018	10.182463	9.920884	-2.57%	0
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	25.012795	34.789217	39.09%	933
2018	25.852848	25.012795	-3.25%	880
2017	20.785397	25.852848	24.38%	92
2016	19.404398	20.785397	7.12%	0
2015	20.142117	19.404398	-3.66%	0
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	6,089
2012	13.365754	15.907879	19.02%	461
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.959301	30.547800	27.50%	480
2018	27.150659	23.959301	-11.75%	685
2017	23.499970	27.150659	15.53%	1,158
2016	20.978883	23.499970	12.02%	1,292
2015	21.510083	20.978883	-2.47%	2,278
2014	19.826011	21.510083	8.49%	3,912
2013	14.851483	19.826011	33.50%	4,324
2012	13.018232	14.851483	14.08%	9,807
2011	13.284731	13.018232	-2.01%	6,624
2010	12.132886	13.284731	9.49%	7,093
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.839586	8.40%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.595817	21.767033	23.71%	1,001
2018	19.799865	17.595817	-11.13%	994
2017	15.857691	19.799865	24.86%	3,611
2016	15.510831	15.857691	2.24%	5,091
2015	14.818475	15.510831	4.67%	6,766
2014	14.883196	14.818475	-0.43%	22,863
2013	11.844304	14.883196	25.66%	10,793
2012	10.377863	11.844304	14.13%	8,520
2011	10.731658	10.377863	-3.30%	9,183
2010*	10.000000	10.731658	7.32%	203

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.256586	14.471102	9.16%	5,010
2018	13.554732	13.256586	-2.20%	7,499
2017	12.958532	13.554732	4.60%	25,053
2016	12.403969	12.958532	4.47%	32,312
2015	12.681826	12.403969	-2.19%	37,230
2014	11.943322	12.681826	6.18%	24,949
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	900
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	43.277452	48.679000	12.48%	635
2018	47.243881	43.277452	-8.40%	715
2017	43.738565	47.243881	8.01%	802
2016	40.183968	43.738565	8.85%	882
2015	41.277195	40.183968	-2.65%	977
2014	40.734591	41.277195	1.33%	1,291
2013	45.343494	40.734591	-10.16%	1,389
2012	39.045890	45.343494	16.13%	1,503
2011	37.053076	39.045890	5.38%	1,840
2010	34.294273	37.053076	8.04%	2,070
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.338938	11.756377	25.89%	0
2018	10.299360	9.338938	-9.33%	0
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.265049	18.858528	15.95%	0
2018	17.671983	16.265049	-7.96%	0
2017	15.459119	17.671983	14.31%	0
2016	14.872452	15.459119	3.94%	0
2015	16.138759	14.872452	-7.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.573035	21.453102	22.08%	0
2018	19.232452	17.573035	-8.63%	0
2017	16.622334	19.232452	15.70%	0
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	1,553
2013	13.289650	17.260147	29.88%	7,328
2012	11.008509	13.289650	20.72%	6,868
2011	11.284264	11.008509	-2.44%	1,137
2010*	10.000000	11.284264	12.84%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.340608	19.430708	18.91%	10,878
2018	17.469143	16.340608	-6.46%	12,497
2017	15.323337	17.469143	14.00%	14,003
2016	14.278856	15.323337	7.31%	15,549
2015	14.362314	14.278856	-0.58%	21,195
2014	13.895004	14.362314	3.36%	19,226
2013	11.448043	13.895004	21.37%	30,413
2012	10.049284	11.448043	13.92%	31,947
2011	10.113208	10.049284	-0.63%	15,449
2010	9.170310	10.113208	10.28%	14,599
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.322325	12.148184	7.29%	0
2018	11.626363	11.322325	-2.62%	232
2017	11.441434	11.626363	1.62%	232
2016	11.321018	11.441434	1.06%	232
2015	11.525887	11.321018	-1.78%	450
2014	11.152136	11.525887	3.35%	450
2013	11.626980	11.152136	-4.08%	3,902
2012	11.251651	11.626980	3.34%	8,526
2011	10.809588	11.251651	4.09%	10,281
2010	10.359202	10.809588	4.35%	11,068
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.070199	23.977355	32.69%	2,906
2018	20.265918	18.070199	-10.83%	3,210
2017	15.716928	20.265918	28.94%	3,148
2016	15.933851	15.716928	-1.36%	3,408
2015	15.190783	15.933851	4.89%	5,465
2014	15.151816	15.190783	0.26%	5,869
2013	11.963698	15.151816	26.65%	12,203
2012	9.953969	11.963698	20.19%	13,874
2011	11.148227	9.953969	-10.71%	19,232
2010	10.173918	11.148227	9.58%	22,524
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.110362	25.794913	28.27%	3,888
2018	20.563763	20.110362	-2.20%	3,903
2017	16.343498	20.563763	25.82%	3,813
2016	15.220537	16.343498	7.38%	3,853
2015	14.526530	15.220537	4.78%	3,557
2014	13.653806	14.526530	6.39%	4,836
2013	10.700274	13.653806	27.60%	9,286
2012	9.258052	10.700274	15.58%	12,506
2011	9.866054	9.258052	-6.16%	14,314
2010	8.478706	9.866054	16.36%	24,239

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.635799	20.581688	23.72%	1,952
2018	17.276705	16.635799	-3.71%	2,279
2017	14.392127	17.276705	20.04%	3,097
2016	13.159084	14.392127	9.37%	3,473
2015	13.222582	13.159084	-0.48%	2,805
2014	12.184579	13.222582	8.52%	3,809
2013	9.307720	12.184579	30.91%	8,566
2012	8.076510	9.307720	15.24%	10,873
2011	8.390989	8.076510	-3.75%	11,801
2010	7.680104	8.390989	9.26%	15,172
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.222250	19.584659	7.48%	3,234
2018	18.955231	18.222250	-3.87%	3,228
2017	18.106435	18.955231	4.69%	2,326
2016	16.927068	18.106435	6.97%	2,306
2015	17.705319	16.927068	-4.40%	3,081
2014	17.311737	17.705319	2.27%	14,277
2013	17.784276	17.311737	-2.66%	15,991
2012	16.093510	17.784276	10.51%	15,320
2011	15.487052	16.093510	3.92%	14,709
2010	14.224766	15.487052	8.87%	12,574
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	21.366254	26.780075	25.34%	1,913
2018	23.402735	21.366254	-8.70%	1,941
2017	20.144801	23.402735	16.17%	2,226
2016	17.356511	20.144801	16.06%	2,277
2015	18.814959	17.356511	-7.75%	2,556
2014	17.506170	18.814959	7.48%	2,579
2013	13.109442	17.506170	33.54%	8,897
2012	11.240748	13.109442	16.62%	11,494
2011	11.689165	11.240748	-3.84%	25,932
2010	10.255537	11.689165	13.98%	13,940
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.583999	11.977235	13.16%	0
2018	11.746644	10.583999	-9.90%	0
2017	10.074010	11.746644	16.60%	0
2016*	10.000000	10.074010	0.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.077605	10.574813	4.93%	0
2018*	10.000000	10.077605	0.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.636714	24.441328	12.96%	5,785
2018	22.658801	21.636714	-4.51%	6,987
2017	21.557878	22.658801	5.11%	10,768
2016	19.181007	21.557878	12.39%	11,734
2015	20.004605	19.181007	-4.12%	14,006
2014	19.814227	20.004605	0.96%	11,437
2013	18.796814	19.814227	5.41%	7,007
2012	16.667245	18.796814	12.78%	7,344
2011	16.306504	16.667245	2.21%	10,208
2010	14.637649	16.306504	11.40%	21,294
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.424236	20.708792	26.09%	8,810
2018	17.519218	16.424236	-6.25%	9,383
2017	14.251951	17.519218	22.93%	21,337
2016	12.742458	14.251951	11.85%	22,238
2015	13.084350	12.742458	-2.61%	25,503
2014	12.467557	13.084350	4.95%	27,900
2013	8.805285	12.467557	41.59%	35,470
2012	7.648433	8.805285	15.13%	39,742
2011	8.789917	7.648433	-12.99%	42,571
2010	7.722891	8.789917	13.82%	50,717
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.625752	15.921225	26.10%	0
2018	13.501776	12.625752	-6.49%	0
2017	10.992068	13.501776	22.83%	0
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.221659	22.575114	31.09%	2,896
2018	20.940760	17.221659	-17.76%	2,911
2017	16.910979	20.940760	23.83%	3,081
2016	17.548857	16.910979	-3.63%	3,197
2015	17.913193	17.548857	-2.03%	3,448
2014	18.380552	17.913193	-2.54%	4,040
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	23.635987	30.089241	27.30%	2,283
2018	24.010952	23.635987	-1.56%	3,264
2017	20.234934	24.010952	18.66%	3,555
2016	18.451193	20.234934	9.67%	4,301
2015	18.568011	18.451193	-0.63%	4,386
2014	16.817398	18.568011	10.41%	4,597
2013	13.029608	16.817398	29.07%	5,921
2012	11.588039	13.029608	12.44%	8,857
2011	11.708195	11.588039	-1.03%	12,926
2010	10.482532	11.708195	11.69%	32,743
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.503496	16.479542	22.04%	0
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	1,547
2012	8.420665	9.628940	14.35%	4,563
2011	9.135711	8.420665	-7.83%	3,975
2010	8.072182	9.135711	13.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.929779	14.788890	14.38%	5,752
2018	14.007687	12.929779	-7.70%	5,752
2017	12.697376	14.007687	10.32%	5,752
2016	12.154322	12.697376	4.47%	5,752
2015	12.477873	12.154322	-2.59%	5,752
2014	12.152091	12.477873	2.68%	8,001
2013	10.765460	12.152091	12.88%	5,752
2012	9.846262	10.765460	9.34%	5,752
2011	10.137305	9.846262	-2.87%	5,752
2010	9.326349	10.137305	8.70%	33,528
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.454305	15.926776	18.38%	0
2018	14.881663	13.454305	-9.59%	613
2017	13.052276	14.881663	14.02%	613
2016	12.352767	13.052276	5.66%	613
2015	12.716222	12.352767	-2.86%	5,044
2014	12.336905	12.716222	3.07%	1,410
2013	10.335296	12.336905	19.37%	1,458
2012	9.238068	10.335296	11.88%	1,688
2011	9.718279	9.238068	-4.94%	1,829
2010	8.783074	9.718279	10.65%	3,913

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.887751	12.952326	8.96%	15,951
2018	12.398961	11.887751	-4.12%	16,793
2017	11.840737	12.398961	4.71%	17,718
2016	11.496321	11.840737	3.00%	18,600
2015	11.763659	11.496321	-2.27%	19,492
2014	11.563059	11.763659	1.73%	20,424
2013	11.192977	11.563059	3.31%	21,338
2012	10.576522	11.192977	5.83%	22,246
2011	10.593192	10.576522	-0.16%	23,141
2010	10.074792	10.593192	5.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.019769	12.351852	12.09%	0
2018	12.038435	11.019769	-8.46%	0
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.308917	12.849922	13.63%	0
2018	12.362386	11.308917	-8.52%	0
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.246906	15.407918	16.31%	2,587
2018	14.482999	13.246906	-8.53%	2,688
2017	12.907325	14.482999	12.21%	2,688
2016	12.282256	12.907325	5.09%	2,587
2015	12.610045	12.282256	-2.60%	2,587
2014	12.248794	12.610045	2.95%	2,587
2013	10.561220	12.248794	15.98%	2,587
2012	9.546924	10.561220	10.62%	2,587
2011	9.928511	9.546924	-3.84%	2,587
2010	9.055130	9.928511	9.65%	7,360

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.452810	16.188645	20.34%	0
2018	15.100930	13.452810	-10.91%	0
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	6,378
2010	8.502192	9.484680	11.56%	13,066
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.680947	14.269877	12.53%	0
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.839897	15.326726	10.74%	0
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	159
2016	13.863729	13.801637	-0.45%	173
2015	14.653973	13.863729	-5.39%	192
2014	16.204933	14.653973	-9.57%	207
2013	13.705877	16.204933	18.23%	225
2012	11.644056	13.705877	17.71%	248
2011	13.505359	11.644056	-13.78%	266
2010	12.899269	13.505359	4.70%	709
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.617608	13.532979	7.25%	174
2018	12.871322	12.617608	-1.97%	180
2017	12.522799	12.871322	2.78%	560
2016	12.073918	12.522799	3.72%	591
2015	12.352990	12.073918	-2.26%	2,200
2014	11.943689	12.352990	3.43%	671
2013	12.368161	11.943689	-3.43%	1,167
2012	11.659313	12.368161	6.08%	1,324
2011	11.109700	11.659313	4.95%	1,301
2010	10.540779	11.109700	5.40%	3,361

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.980376	14.005177	7.90%	0
2018	13.380348	12.980376	-2.99%	0
2017	13.097079	13.380348	2.16%	0
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.307529	12.153584	17.91%	0
2018	11.658210	10.307529	-11.59%	0
2017	10.044732	11.658210	16.06%	0
2016	9.159414	10.044732	9.67%	0
2015*	10.000000	9.159414	-8.41%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.191439	11.790689	15.69%	0
2018	11.230876	10.191439	-9.26%	0
2017	10.021068	11.230876	12.07%	0
2016	9.357799	10.021068	7.09%	0
2015*	10.000000	9.357799	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	20.361026	24.644980	21.04%	3,022
2018	25.045740	20.361026	-18.70%	4,610
2017	17.977502	25.045740	39.32%	5,618
2016	16.951618	17.977502	6.05%	5,713
2015	20.497387	16.951618	-17.30%	6,315
2014	22.033432	20.497387	-6.97%	6,813
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	54
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.974671	15.666978	4.62%	22,784
2018	15.219050	14.974671	-1.61%	26,546
2017	15.142388	15.219050	0.51%	31,906
2016	15.266905	15.142388	-0.82%	34,221
2015	15.524155	15.266905	-1.66%	45,084
2014	15.079573	15.524155	2.95%	49,451
2013	15.964442	15.079573	-5.54%	60,459
2012	15.735406	15.964442	1.46%	78,349
2011	14.901345	15.735406	5.60%	103,196
2010	14.445190	14.901345	3.16%	126,713

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.200697	10.221495	0.20%	20,336
2018	10.220054	10.200697	-0.19%	19,582
2017	10.336953	10.220054	-1.13%	18,413
2016	10.498451	10.336953	-1.54%	40,150
2015	10.663734	10.498451	-1.55%	43,475
2014	10.831621	10.663734	-1.55%	25,903
2013	11.002154	10.831621	-1.55%	33,284
2012	11.175846	11.002154	-1.55%	53,135
2011	11.351307	11.175846	-1.55%	60,087
2010	11.530003	11.351307	-1.55%	73,850
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.269279	15.561520	17.27%	8,446
2018	15.771279	13.269279	-15.86%	8,360
2017	12.568392	15.771279	25.48%	8,756
2016	12.655756	12.568392	-0.69%	9,055
2015	13.260414	12.655756	-4.56%	10,282
2014	13.529870	13.260414	-1.99%	9,821
2013	11.662995	13.529870	16.01%	1,458
2012	10.247577	11.662995	13.81%	1,498
2011	11.535018	10.247577	-11.16%	1,539
2010	10.341937	11.535018	11.54%	844
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.582441	11.434106	19.32%	137
2018	11.335512	9.582441	-15.47%	414
2017	9.250980	11.335512	22.53%	437
2016	9.347340	9.250980	-1.03%	462
2015	9.628254	9.347340	-2.92%	489
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.595861	25.088705	21.81%	2,438
2018	22.954571	20.595861	-10.28%	2,495
2017	19.686733	22.954571	16.60%	16,872
2016	18.266390	19.686733	7.78%	16,934
2015	18.741047	18.266390	-2.53%	17,001
2014	18.132153	18.741047	3.36%	19,169
2013	14.473795	18.132153	25.28%	28,744
2012	12.684886	14.473795	14.10%	33,003
2011	13.411457	12.684886	-5.42%	32,764
2010	11.883980	13.411457	12.85%	30,253

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.144913	18.333117	13.55%	4,988
2018	17.236395	16.144913	-6.33%	5,238
2017	15.753493	17.236395	9.41%	5,566
2016	15.052157	15.753493	4.66%	6,137
2015	15.315747	15.052157	-1.72%	5,723
2014	14.874829	15.315747	2.96%	3,972
2013	13.320802	14.874829	11.67%	3,972
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	17,025
2010	11.519523	12.454099	8.11%	17,025
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.913496	22.333354	18.08%	0
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.981253	15.076723	7.84%	25,574
2018	14.463424	13.981253	-3.33%	28,654
2017	13.900578	14.463424	4.05%	29,728
2016	13.541454	13.900578	2.65%	30,051
2015	13.718329	13.541454	-1.29%	30,695
2014	13.412521	13.718329	2.28%	31,257
2013	12.995762	13.412521	3.21%	36,969
2012	12.551261	12.995762	3.54%	39,790
2011	12.385415	12.551261	1.34%	40,251
2010	11.880314	12.385415	4.25%	44,669
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.100294	12.348734	11.25%	0
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.396248	12.930415	13.46%	0
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.935122	20.790413	15.92%	50,890
2018	19.316248	17.935122	-7.15%	66,190
2017	17.373624	19.316248	11.18%	79,255
2016	16.469958	17.373624	5.49%	81,346
2015	16.785447	16.469958	-1.88%	87,743
2014	16.209859	16.785447	3.55%	89,865
2013	14.117621	16.209859	14.82%	103,271
2012	12.941207	14.117621	9.09%	108,007
2011	13.149831	12.941207	-1.59%	114,087
2010	12.042482	13.149831	9.20%	230,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.677897	23.601655	19.94%	20,559
2018	21.663314	19.677897	-9.16%	43,945
2017	18.858097	21.663314	14.88%	123,889
2016	17.656631	18.858097	6.80%	134,966
2015	18.066481	17.656631	-2.27%	144,285
2014	17.484223	18.066481	3.33%	193,712
2013	14.511989	17.484223	20.48%	246,396
2012	12.957945	14.511989	11.99%	287,985
2011	13.447508	12.957945	-3.64%	328,215
2010	12.105449	13.447508	11.09%	349,332
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.193725	18.092312	11.72%	10,824
2018	17.087799	16.193725	-5.23%	11,521
2017	15.892194	17.087799	7.52%	12,008
2016	15.270819	15.892194	4.07%	12,305
2015	15.515994	15.270819	-1.58%	12,614
2014	15.047123	15.515994	3.12%	10,774
2013	13.832309	15.047123	8.78%	12,652
2012	13.005015	13.832309	6.36%	14,908
2011	12.942376	13.005015	0.48%	67,678
2010	12.114345	12.942376	6.84%	80,498
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.756196	7.56%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.110130	23.272747	28.51%	1,898
2018	18.980927	18.110130	-4.59%	3,363
2017	14.806610	18.980927	28.19%	3,820
2016	14.716812	14.806610	0.61%	4,087
2015	14.452171	14.716812	1.83%	4,345
2014	13.292519	14.452171	8.72%	6,035
2013	10.020501	13.292519	32.65%	6,614
2012	8.747927	10.020501	14.55%	6,257
2011	9.151323	8.747927	-4.41%	10,049
2010	8.047163	9.151323	13.72%	15,986
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.078280	12.975557	17.13%	0
2018	11.823630	11.078280	-6.30%	0
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.432688	14.930687	20.09%	0
2018	12.963328	12.432688	-4.09%	0
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	622
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.864472	39.106510	35.48%	30,947
2018	29.699516	28.864472	-2.81%	42,863
2017	23.694163	29.699516	25.35%	52,477
2016	23.222631	23.694163	2.03%	55,622
2015	22.445127	23.222631	3.46%	62,510
2014	20.954534	22.445127	7.11%	71,076
2013	15.569712	20.954534	34.59%	77,078
2012	13.325468	15.569712	16.84%	93,213
2011	13.844074	13.325468	-3.75%	121,462
2010	12.924568	13.844074	7.11%	162,924
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.972579	29.962363	24.99%	12,709
2018	26.863544	23.972579	-10.76%	13,160
2017	25.107104	26.863544	7.00%	20,307
2016	21.173676	25.107104	18.58%	24,178
2015	22.467673	21.173676	-5.76%	27,365
2014	20.174731	22.467673	11.37%	23,443
2013	15.536317	20.174731	29.86%	37,601
2012	13.763403	15.536317	12.88%	34,161
2011	13.889833	13.763403	-0.91%	41,349
2010	12.434223	13.889833	11.71%	64,764

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.338005	58.558979	23.70%	4,803
2018	54.265320	47.338005	-12.77%	6,185
2017	47.605418	54.265320	13.99%	7,018
2016	40.197052	47.605418	18.43%	7,688
2015	41.891571	40.197052	-4.05%	9,146
2014	38.887741	41.891571	7.72%	9,775
2013	29.688311	38.887741	30.99%	12,365
2012	25.671249	29.688311	15.65%	16,987
2011	26.755359	25.671249	-4.05%	30,436
2010	21.533962	26.755359	24.25%	38,647
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.605840	9.874570	14.74%	365
2018	10.553319	8.605840	-18.45%	1,772
2017	8.719929	10.553319	21.03%	3,872
2016	8.417028	8.719929	3.60%	3,983
2015	9.010884	8.417028	-6.59%	3,441
2014*	10.000000	9.010884	-9.89%	4,120
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.402975	21.485511	23.46%	227
2018	19.995010	17.402975	-12.96%	227
2017	17.731201	19.995010	12.77%	230
2016	15.478785	17.731201	14.55%	1,119
2015	16.234067	15.478785	-4.65%	1,726
2014	14.920323	16.234067	8.81%	3,593
2013	11.189652	14.920323	33.34%	3,072
2012	9.647912	11.189652	15.98%	2,016
2011	10.406219	9.647912	-7.29%	5,950
2010*	10.000000	10.406219	4.06%	15,032
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.344470	17.666597	23.16%	0
2018	16.519906	14.344470	-13.17%	0
2017	14.672069	16.519906	12.59%	0
2016	12.841877	14.672069	14.25%	0
2015	13.508297	12.841877	-4.93%	0
2014	12.446089	13.508297	8.53%	0
2013	9.362511	12.446089	32.94%	0
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	1,469

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.189109	22.177358	21.93%	21,261
2018	21.276104	18.189109	-14.51%	22,119
2017	18.983052	21.276104	12.08%	27,603
2016	16.396345	18.983052	15.78%	29,392
2015	17.149372	16.396345	-4.39%	32,529
2014	14.885793	17.149372	15.21%	29,517
2013	11.144104	14.885793	33.58%	30,018
2012	9.729590	11.144104	14.54%	32,644
2011	10.117338	9.729590	-3.83%	46,729
2010	8.590080	10.117338	17.78%	50,888
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	25.199215	33.668459	33.61%	3,285
2018	27.806101	25.199215	-9.38%	3,914
2017	22.607558	27.806101	22.99%	4,011
2016	21.201729	22.607558	6.63%	4,192
2015	21.373933	21.201729	-0.81%	4,120
2014	21.116754	21.373933	1.22%	4,234
2013	14.865203	21.116754	42.05%	6,288
2012	13.311076	14.865203	11.68%	7,094
2011	13.608443	13.311076	-2.19%	29,880
2010	11.018517	13.608443	23.51%	33,256
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	52.036595	60.964128	17.16%	2,941
2018	63.651891	52.036595	-18.25%	3,232
2017	59.278575	63.651891	7.38%	3,860
2016	47.810610	59.278575	23.99%	5,942
2015	51.675605	47.810610	-7.48%	6,461
2014	49.045178	51.675605	5.36%	6,977
2013	35.481994	49.045178	38.23%	10,825
2012	29.923836	35.481994	18.57%	9,775
2011	32.017489	29.923836	-6.54%	14,173
2010	25.687156	32.017489	24.64%	25,255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	44.777508	55.390113	23.70%	4,848
2018	52.064633	44.777508	-14.00%	5,371
2017	46.597143	52.064633	11.73%	5,979
2016	38.531142	46.597143	20.93%	6,199
2015	39.788453	38.531142	-3.16%	6,636
2014	40.088155	39.788453	-0.75%	7,748
2013	28.897775	40.088155	38.72%	8,843
2012	25.413955	28.897775	13.71%	10,857
2011	27.332724	25.413955	-7.02%	16,719
2010	22.153496	27.332724	23.38%	18,989

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.276197	21.431904	24.05%	0
2018	18.628471	17.276197	-7.26%	0
2017	15.951042	18.628471	16.79%	292
2016	14.713646	15.951042	8.41%	316
2015	14.993858	14.713646	-1.87%	352
2014	13.769937	14.993858	8.89%	1,592
2013	10.079269	13.769937	36.62%	1,624
2012	9.182447	10.079269	9.77%	1,667
2011	9.633034	9.182447	-4.68%	1,198
2010	7.917563	9.633034	21.67%	1,013
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.859981	17.834577	28.68%	7,648
2018	14.654254	13.859981	-5.42%	9,864
2017	13.976245	14.654254	4.85%	17,060
2016	13.223877	13.976245	5.69%	19,743
2015	14.192433	13.223877	-6.82%	28,740
2014	11.185003	14.192433	26.89%	33,838
2013	11.025349	11.185003	1.45%	23,677
2012	9.672364	11.025349	13.99%	36,405
2011	9.224641	9.672364	4.85%	43,004
2010	7.197397	9.224641	28.17%	58,038
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.837988	20.401203	28.81%	12,607
2018	16.912990	15.837988	-6.36%	13,702
2017	14.170806	16.912990	19.35%	6,897
2016	12.920813	14.170806	9.67%	1,839
2015	13.001653	12.920813	-0.62%	1,872
2014	11.679044	13.001653	11.32%	9,577
2013*	10.000000	11.679044	16.79%	503
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.190045	10.442135	2.47%	0
2018	10.267149	10.190045	-0.75%	119
2017	10.266224	10.267149	0.01%	640
2016	10.173900	10.266224	0.91%	608
2015	10.369443	10.173900	-1.89%	614
2014	10.480927	10.369443	-1.06%	654
2013	10.634719	10.480927	-1.45%	661
2012	10.434896	10.634719	1.91%	607
2011	10.462925	10.434896	-0.27%	3,227
2010	10.376547	10.462925	0.83%	3,303

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.121658	17.372941	23.02%	807
2018	16.180749	14.121658	-12.73%	1,495
2017	14.393608	16.180749	12.42%	1,869
2016	12.095210	14.393608	19.00%	2,094
2015	12.916211	12.095210	-6.36%	1,428
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.236753	23.291493	35.13%	16,793
2018	18.797570	17.236753	-8.30%	18,792
2017	14.946717	18.797570	25.76%	22,143
2016	14.259454	14.946717	4.82%	22,715
2015	14.510822	14.259454	-1.73%	29,665
2014	14.167633	14.510822	2.42%	24,969
2013	10.357034	14.167633	36.79%	25,577
2012	9.155877	10.357034	13.12%	26,699
2011	9.710454	9.155877	-5.71%	38,479
2010	7.777395	9.710454	24.85%	52,646
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.078642	14.449643	30.43%	0
2018	12.043953	11.078642	-8.01%	0
2017	9.820749	12.043953	22.64%	0
2016	9.576406	9.820749	2.55%	0
2015*	10.000000	9.576406	-4.24%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	10.006090	10.214194	2.08%	0
2018	10.061773	10.006090	-0.55%	0
2017	10.129476	10.061773	-0.67%	448
2016	10.164584	10.129476	-0.35%	486
2015	10.305677	10.164584	-1.37%	2,829
2014	10.404477	10.305677	-0.95%	2,668
2013	10.503486	10.404477	-0.94%	2,064
2012	10.199544	10.503486	2.98%	3,918
2011	10.329855	10.199544	-1.26%	6,229
2010	9.965779	10.329855	3.65%	6,613
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	23.085629	28.610947	23.93%	33
2018	24.875525	23.085629	-7.20%	33
2017	21.334217	24.875525	16.60%	48
2016	19.723973	21.334217	8.16%	48
2015	20.127828	19.723973	-2.01%	48
2014	18.521805	20.127828	8.67%	4,774
2013	13.672110	18.521805	35.47%	10,207
2012	12.513892	13.672110	9.26%	1,609
2011	13.114504	12.513892	-4.58%	1,784
2010	10.842704	13.114504	20.95%	1,909

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.675226	11.743997	10.01%	457
2018	11.468941	10.675226	-6.92%	562
2017	10.274414	11.468941	11.63%	1,127
2016	9.242912	10.274414	11.16%	1,151
2015	10.338337	9.242912	-10.60%	1,796
2014	10.453566	10.338337	-1.10%	660
2013	10.606557	10.453566	-1.44%	2,375
2012*	10.000000	10.606557	6.07%	9,077
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.507097	11.859929	12.88%	835
2018	11.214586	10.507097	-6.31%	892
2017	10.375889	11.214586	8.08%	2,323
2016	9.308813	10.375889	11.46%	2,442
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.187734	11.776255	5.26%	0
2018	11.847452	11.187734	-5.57%	0
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	2,473
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	1,681
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	7,437
2010	10.852457	11.685600	7.68%	4,015
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.051564	11.307185	2.31%	4,268
2018	11.199964	11.051564	-1.33%	4,414
2017	11.235123	11.199964	-0.31%	4,675
2016	11.264522	11.235123	-0.26%	6,572
2015	11.418032	11.264522	-1.34%	8,092
2014	11.511662	11.418032	-0.81%	8,056
2013	11.720122	11.511662	-1.78%	17,189
2012	11.257793	11.720122	4.11%	15,434
2011	11.320459	11.257793	-0.55%	20,458
2010	10.931791	11.320459	3.56%	42,775

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	13.017104	13.896331	6.75%	0
2018	13.522430	13.017104	-3.74%	0
2017	13.249546	13.522430	2.06%	0
2016	12.793971	13.249546	3.56%	0
2015	13.356648	12.793971	-4.21%	0
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.155113	10.267274	1.10%	0
2018	10.170728	10.155113	-0.15%	0
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	15.073893	16.080152	6.68%	0
2018	15.395007	15.073893	-2.09%	0
2017	14.903246	15.395007	3.30%	0
2016	14.741327	14.903246	1.10%	0
2015	14.908489	14.741327	-1.12%	0
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.721997	11.426367	6.57%	2,837
2018	10.961333	10.721997	-2.18%	2,837
2017	10.621784	10.961333	3.20%	2,837
2016	10.516847	10.621784	1.00%	2,837
2015	10.646686	10.516847	-1.22%	6,860
2014	10.381645	10.646686	2.55%	8,385
2013	10.766121	10.381645	-3.57%	28,731
2012	9.987223	10.766121	7.80%	27,374
2011*	10.000000	9.987223	-0.13%	16,761
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.742240	12.003725	23.21%	0
2018	12.235122	9.742240	-20.37%	0
2017	9.817602	12.235122	24.62%	0
2016*	10.000000	9.817602	-1.82%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.208535	14.369197	17.70%	0
2018	13.635218	12.208535	-10.46%	0
2017	13.166609	13.635218	3.56%	0
2016	11.171246	13.166609	17.86%	0
2015	12.962002	11.171246	-13.82%	0
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.211434	43.324079	26.64%	1,777
2018	34.457750	34.211434	-0.71%	1,884
2017	27.491555	34.457750	25.34%	2,657
2016	31.274517	27.491555	-12.10%	4,097
2015	28.244689	31.274517	10.73%	24,481
2014	21.862749	28.244689	29.19%	23,114
2013	14.754064	21.862749	48.18%	17,151
2012	11.440381	14.754064	28.96%	22,568
2011	10.526842	11.440381	8.68%	2,858
2010*	10.000000	10.526842	5.27%	4,160
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	51.366964	66.043481	28.57%	1,031
2018	68.197935	51.366964	-24.68%	1,065
2017	45.862236	68.197935	48.70%	860
2016	46.534535	45.862236	-1.44%	647
2015	54.957401	46.534535	-15.33%	880
2014	56.055371	54.957401	-1.96%	870
2013	50.828154	56.055371	10.28%	992
2012	39.774116	50.828154	27.79%	7,051
2011	54.401580	39.774116	-26.89%	890
2010	43.564382	54.401580	24.88%	923
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.206008	5.717076	9.82%	0
2018	7.388487	5.206008	-29.54%	0
2017	7.655398	7.388487	-3.49%	747
2016	5.421806	7.655398	41.20%	25,642
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	545
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	23.977793	26.407937	10.13%	1
2018	33.960989	23.977793	-29.40%	785
2017	35.089995	33.960989	-3.22%	786
2016	24.800511	35.089995	41.49%	1,120
2015	37.851963	24.800511	-34.48%	1,833
2014	47.528178	37.851963	-20.36%	2,000
2013	43.675691	47.528178	8.82%	2,098
2012	42.912002	43.675691	1.78%	3,301
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.843588	22.553531	26.40%	2,445
2018	20.907377	17.843588	-14.65%	2,445
2017	16.792817	20.907377	24.50%	2,445
2016	16.416955	16.792817	2.29%	2,445
2015	17.211392	16.416955	-4.62%	2,445
2014	15.864286	17.211392	8.49%	2,445
2013	12.031768	15.864286	31.85%	2,445
2012	10.510605	12.031768	14.47%	2,445
2011	11.458030	10.510605	-8.27%	2,445
2010	10.359493	11.458030	10.60%	3,409
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.776223	7.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	29.127361	35.795876	22.89%	810
2018	29.206280	29.127361	-0.27%	1,055
2017	23.569943	29.206280	23.91%	280
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	1,045
2012	15.315916	16.264758	6.20%	1,302
2011	16.306131	15.315916	-6.07%	1,402
2010	13.064835	16.306131	24.81%	2,161

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.595188	13.148585	13.40%	0
2018	12.719340	11.595188	-8.84%	0
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.643243	8.783689	14.92%	0
2018*	10.000000	7.643243	-23.57%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	28.020387	33.059551	17.98%	215
2018	33.621223	28.020387	-16.66%	229
2017	30.275861	33.621223	11.05%	169
2016	24.654327	30.275861	22.80%	0
2015	26.568050	24.654327	-7.20%	0
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	1,399
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.716717	13.627246	7.16%	8,994
2018	13.299521	12.716717	-4.38%	9,170
2017	13.036511	13.299521	2.02%	14,212
2016	12.691092	13.036511	2.72%	21,414
2015	13.223850	12.691092	-4.03%	22,543
2014	13.009583	13.223850	1.65%	23,365
2013	14.446093	13.009583	-9.94%	29,260
2012	13.671784	14.446093	5.66%	31,215
2011	12.433173	13.671784	9.96%	33,637
2010	12.019984	12.433173	3.44%	40,675
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	24.194944	29.509706	21.97%	11,742
2018	26.403932	24.194944	-8.37%	12,521
2017	22.269702	26.403932	18.56%	13,151
2016	19.941873	22.269702	11.67%	14,727
2015	21.473083	19.941873	-7.13%	16,200
2014	19.396939	21.473083	10.70%	20,739
2013	14.513303	19.396939	33.65%	21,897
2012	12.854506	14.513303	12.90%	23,706
2011	12.668825	12.854506	1.47%	26,198
2010	11.279060	12.668825	12.32%	31,527

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	17.532786	22.155524	26.37%	0
2018	21.018901	17.532786	-16.59%	0
2017	16.279324	21.018901	29.11%	0
2016	17.505874	16.279324	-7.01%	0
2015	17.656676	17.505874	-0.85%	0
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.483930	27.302684	27.08%	1
2018	25.050807	21.483930	-14.24%	1
2017	22.791617	25.050807	9.91%	18
2016	18.852393	22.791617	20.90%	284
2015	19.437454	18.852393	-3.01%	6,927
2014	16.966971	19.437454	14.56%	6,633
2013	13.251881	16.966971	28.03%	8,013
2012	11.577481	13.251881	14.46%	10,115
2011	11.847521	11.577481	-2.28%	10,949
2010	10.096145	11.847521	17.35%	13,079
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	32.248496	40.311255	25.00%	0
2018	36.077204	32.248496	-10.61%	0
2017	33.713063	36.077204	7.01%	0
2016	28.435954	33.713063	18.56%	0
2015	30.066223	28.435954	-5.42%	0
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.284953	11.624526	13.02%	1,781
2018	10.764030	10.284953	-4.45%	1,781
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.777700	10.501329	7.40%	0
2018	10.009780	9.777700	-2.32%	0
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.624806	14.580039	25.42%	0
2018	12.761318	11.624806	-8.91%	0
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.264116	17.686764	15.87%	6,054
2018	16.785902	15.264116	-9.07%	6,285
2017	15.001598	16.785902	11.89%	6,070
2016	14.686033	15.001598	2.15%	6,070
2015	15.075762	14.686033	-2.59%	5,995
2014	15.030474	15.075762	0.30%	7,016
2013	13.350274	15.030474	12.59%	26,900
2012	12.338136	13.350274	8.20%	26,152
2011	13.012002	12.338136	-5.18%	27,102
2010	12.047512	13.012002	8.01%	38,986
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.098105	13.088827	17.94%	0
2018	13.378083	11.098105	-17.04%	0
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	28.226790	33.944827	20.26%	5,489
2018	31.517281	28.226790	-10.44%	5,519
2017	28.494069	31.517281	10.61%	6,313
2016	23.030868	28.494069	23.72%	6,281
2015	23.963615	23.030868	-3.89%	10,899
2014	23.166788	23.963615	3.44%	10,520
2013	16.731213	23.166788	38.46%	11,386
2012	14.691231	16.731213	13.89%	11,710
2011	14.846075	14.691231	-1.04%	20,871
2010	11.990480	14.846075	23.82%	25,032
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	25.626362	32.942585	28.55%	22,288
2018	27.311421	25.626362	-6.17%	27,827
2017	22.835488	27.311421	19.60%	39,688
2016	20.773760	22.835488	9.92%	45,684
2015	20.880380	20.773760	-0.51%	49,125
2014	18.708382	20.880380	11.61%	63,123
2013	14.400338	18.708382	29.92%	75,287
2012	12.644970	14.400338	13.88%	91,397
2011	12.613314	12.644970	0.25%	122,339
2010	11.162010	12.613314	13.00%	142,561

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	19.632713	25.956262	32.21%	2,242
2018	20.872573	19.632713	-5.94%	2,215
2017	18.390930	20.872573	13.49%	2,701
2016	16.932641	18.390930	8.61%	2,638
2015	17.775870	16.932641	-4.74%	2,888
2014	15.922840	17.775870	11.64%	2,838
2013	12.044909	15.922840	32.20%	3,429
2012	10.932111	12.044909	10.18%	5,293
2011	11.010271	10.932111	-0.71%	4,471
2010	9.745324	11.010271	12.98%	4,701
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	24.338269	32.522670	33.63%	4,746
2018	26.555977	24.338269	-8.35%	5,419
2017	21.193655	26.555977	25.30%	5,888
2016	19.959696	21.193655	6.18%	8,243
2015	20.797642	19.959696	-4.03%	14,482
2014	19.553599	20.797642	6.36%	14,594
2013	16.408637	19.553599	19.17%	17,458
2012	15.100978	16.408637	8.66%	19,836
2011	14.077306	15.100978	7.27%	19,614
2010	12.405791	14.077306	13.47%	26,234
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.507000	20.978651	19.83%	0
2018	21.988167	17.507000	-20.38%	0
2017	17.921543	21.988167	22.69%	0
2016	15.556445	17.921543	15.20%	0
2015	16.177763	15.556445	-3.84%	0
2014	16.182834	16.177763	-0.03%	0
2013	11.070980	16.182834	46.17%	0
2012	9.332339	11.070980	18.63%	0
2011	11.008010	9.332339	-15.22%	0
2010	8.529814	11.008010	29.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.622050	11.032478	14.66%	0
2018	10.186724	9.622050	-5.54%	0
2017*	10.000000	10.186724	1.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.539790	17.016287	25.68%	0
2018	16.568660	13.539790	-18.28%	0
2017	15.065852	16.568660	9.97%	0
2016	11.679458	15.065852	28.99%	0
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.338483	10.893195	5.37%	2,232
2018	10.516551	10.338483	-1.69%	2,232
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	1,416
2014*	10.000000	9.891704	-1.08%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	17.255295	18.582673	7.69%	35,215
2018	17.642022	17.255295	-2.19%	44,491
2017	17.232667	17.642022	2.38%	51,697
2016	16.867074	17.232667	2.17%	52,963
2015	17.183186	16.867074	-1.84%	65,697
2014	16.824404	17.183186	2.13%	73,944
2013	16.922824	16.824404	-0.58%	88,359
2012	15.674761	16.922824	7.96%	95,504
2011	15.575011	15.674761	0.64%	107,661
2010	14.587620	15.575011	6.77%	134,312
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.228260	10.460310	27.13%	0
2018*	10.000000	8.228260	-17.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.758549	16.845903	14.14%	1,592
2018	15.641881	14.758549	-5.65%	1,635
2017	14.067897	15.641881	11.19%	1,635
2016	13.579361	14.067897	3.60%	1,635
2015	13.843334	13.579361	-1.91%	1,635
2014	13.482030	13.843334	2.68%	1,298
2013	12.082984	13.482030	11.58%	1,993
2012	10.995091	12.082984	9.89%	1,993
2011	11.205328	10.995091	-1.88%	1,993
2010	10.100892	11.205328	10.93%	1,993
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.879075	17.570539	18.09%	0
2018	16.083742	14.879075	-7.49%	0
2017	14.033121	16.083742	14.61%	0
2016	13.448064	14.033121	4.35%	0
2015	13.717012	13.448064	-1.96%	0
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	2,945
2010	9.559189	10.772181	12.69%	3,393

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.406491	18.855127	22.38%	0
2018	16.998718	15.406491	-9.37%	0
2017	14.297809	16.998718	18.89%	0
2016	13.640274	14.297809	4.82%	0
2015	13.908807	13.640274	-1.93%	0
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.188353	13.664292	22.13%	2,419
2018	11.899783	11.188353	-5.98%	2,419
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	36.108658	46.705234	29.35%	0
2018	39.245098	36.108658	-7.99%	0
2017	32.753236	39.245098	19.82%	0
2016	30.843980	32.753236	6.19%	0
2015	31.171643	30.843980	-1.05%	0
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	27.585038	35.632932	29.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.491581	8.095934	8.07%	159
2018	10.120849	7.491581	-25.98%	125
2017	10.578550	10.120849	-4.33%	1,320
2016	8.052120	10.578550	31.38%	1,304
2015	10.325849	8.052120	-22.02%	2,067
2014	12.029602	10.325849	-14.16%	5,678
2013	9.847430	12.029602	22.16%	8,181
2012	9.555539	9.847430	3.05%	9,587
2011	10.243222	9.555539	-6.71%	26,961
2010	8.736084	10.243222	17.25%	29,732

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	23.826367	29.851552	25.29%	28,874
2018	26.436840	23.826367	-9.87%	37,199
2017	23.815923	26.436840	11.00%	42,662
2016	20.527121	23.815923	16.02%	46,960
2015	21.750206	20.527121	-5.62%	54,459
2014	20.344721	21.750206	6.91%	62,164
2013	16.151117	20.344721	25.96%	75,209
2012	14.006873	16.151117	15.31%	84,705
2011	14.112961	14.006873	-0.75%	105,219
2010	12.462004	14.112961	13.25%	126,903
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.523465	14.704609	27.61%	0
2018	12.897537	11.523465	-10.65%	0
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	24.497296	33.915827	38.45%	0
2018	22.161810	24.497296	10.54%	0
2017	16.756605	22.161810	32.26%	0
2016	16.986378	16.756605	-1.35%	0
2015	16.365510	16.986378	3.79%	0
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	27.182349	35.891048	32.04%	19,430
2018	27.703166	27.182349	-1.88%	21,251
2017	20.853012	27.703166	32.85%	21,008
2016	21.040999	20.853012	-0.89%	22,111
2015	19.974399	21.040999	5.34%	22,962
2014	18.256591	19.974399	9.41%	23,467
2013	13.621732	18.256591	34.03%	26,839
2012	12.085795	13.621732	12.71%	26,917
2011	12.264579	12.085795	-1.46%	31,428
2010	10.046888	12.264579	22.07%	42,812

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	16.732840	18.921764	13.08%	7,405
2018	17.641628	16.732840	-5.15%	9,486
2017	16.743724	17.641628	5.36%	9,700
2016	14.877017	16.743724	12.55%	12,736
2015	15.708954	14.877017	-5.30%	13,550
2014	15.794660	15.708954	-0.54%	8,830
2013	15.160940	15.794660	4.18%	13,179
2012	13.492634	15.160940	12.36%	13,821
2011	13.193532	13.492634	2.27%	14,325
2010	11.783305	13.193532	11.97%	17,112
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.989741	15.084848	7.83%	5,320
2018	14.308940	13.989741	-2.23%	5,373
2017	13.960451	14.308940	2.50%	8,564
2016	13.559289	13.960451	2.96%	13,306
2015	13.877715	13.559289	-2.29%	14,358
2014	13.336008	13.877715	4.06%	14,791
2013	13.813879	13.336008	-3.46%	15,422
2012	13.273322	13.813879	4.07%	17,784
2011	12.581595	13.273322	5.50%	28,353
2010	11.874274	12.581595	5.96%	35,222
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.185988	20.859439	21.37%	4,959
2018	20.462793	17.185988	-16.01%	5,183
2017	17.227722	20.462793	18.78%	5,282
2016	15.615599	17.227722	10.32%	5,498
2015	16.111171	15.615599	-3.08%	13,660
2014	15.417818	16.111171	4.50%	16,638
2013	11.515585	15.417818	33.89%	20,762
2012	10.198879	11.515585	12.91%	25,757
2011	11.608504	10.198879	-12.14%	39,472
2010	9.166128	11.608504	26.65%	45,434
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	17.731136	22.275852	25.63%	1,905
2018	21.172712	17.731136	-16.25%	1,828
2017	16.537521	21.172712	28.03%	2,561
2016	17.712870	16.537521	-6.64%	2,318
2015	17.393792	17.712870	1.83%	3,710
2014	19.247435	17.393792	-9.63%	332
2013	15.002850	19.247435	28.29%	795
2012	12.649049	15.002850	18.61%	844
2011	15.529980	12.649049	-18.55%	918
2010	13.967551	15.529980	11.19%	918
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.369214	11.335078	20.98%	0
2018	10.179536	9.369214	-7.96%	0
2017*	10.000000	10.179536	1.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	21.288458	28.131229	32.14%	2,392
2018	26.172677	21.288458	-18.66%	2,921
2017	22.310923	26.172677	17.31%	3,062
2016	20.709707	22.310923	7.73%	3,755
2015	21.709676	20.709707	-4.61%	6,490
2014	20.678784	21.709676	4.99%	12,385
2013	16.110116	20.678784	28.36%	14,039
2012	12.881573	16.110116	25.06%	14,699
2011	14.361399	12.881573	-10.30%	16,835
2010	11.541464	14.361399	24.43%	18,121
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.493206	14.734686	17.94%	1,970
2018	14.053517	12.493206	-11.10%	37,898
2017	12.753651	14.053517	10.19%	38,063
2016	11.451128	12.753651	11.37%	38,210
2015	12.408313	11.451128	-7.71%	38,370
2014	12.260892	12.408313	1.20%	38,541
2013	10.067148	12.260892	21.79%	39,896
2012	8.871033	10.067148	13.48%	38,851
2011	9.156174	8.871033	-3.11%	39,045
2010	8.439583	9.156174	8.49%	35,647
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.591485	17.805796	14.20%	5,200
2018	16.559143	15.591485	-5.84%	6,979
2017	15.343425	16.559143	7.92%	7,287
2016	13.674555	15.343425	12.20%	7,608
2015	14.951683	13.674555	-8.54%	20,419
2014	14.524375	14.951683	2.94%	29,469
2013	12.954481	14.524375	12.12%	25,562
2012	11.686925	12.954481	10.85%	35,914
2011	11.599971	11.686925	0.75%	21,210
2010	10.462580	11.599971	10.87%	24,113
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.411263	20.403582	24.33%	1,561
2018	19.144919	16.411263	-14.28%	1,562
2017	17.582473	19.144919	8.89%	1,606
2016	13.724426	17.582473	28.11%	1,695
2015	15.060119	13.724426	-8.87%	7,439
2014	15.218138	15.060119	-1.04%	8,390
2013	11.351774	15.218138	34.06%	8,910
2012	9.744898	11.351774	16.49%	12,192
2011	10.289982	9.744898	-5.30%	19,572
2010	8.155480	10.289982	26.17%	24,048

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.762143	12.170448	24.67%	1,666
2018	11.782998	9.762143	-17.15%	13,217
2017	8.527895	11.782998	38.17%	13,149
2016	7.379098	8.527895	15.57%	13,396
2015	9.327694	7.379098	-20.89%	18,598
2014*	10.000000	9.327694	-6.72%	18,417
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.453200	17.157996	11.03%	0
2018	18.536285	15.453200	-16.63%	0
2017	16.097036	18.536285	15.15%	0
2016	15.218233	16.097036	5.77%	0
2015	16.507069	15.218233	-7.81%	0
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.010649	8.870075	10.73%	4,588
2018	9.628518	8.010649	-16.80%	4,733
2017	8.384915	9.628518	14.83%	5,881
2016	7.950427	8.384915	5.46%	5,065
2015	8.640754	7.950427	-7.99%	17,281
2014*	10.000000	8.640754	-13.59%	17,449
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.573494	9.609945	0.38%	12,417
2018	9.545067	9.573494	0.30%	12,697
2017	9.516580	9.545067	0.30%	13,368
2016	9.394832	9.516580	1.30%	12,147
2015	9.977110	9.394832	-5.84%	14,885
2014*	10.000000	9.977110	-0.23%	16,057
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.624926	12.804350	10.15%	0
2018	12.350519	11.624926	-5.88%	0
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.386658	10.051313	7.08%	0
2018*	10.000000	9.386658	-6.13%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.523250	9.840661	3.33%	0
2018	10.196385	9.523250	-6.60%	0
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.640061	15.099664	19.46%	0
2018	13.989596	12.640061	-9.65%	0
2017	12.355874	13.989596	13.22%	0
2016	11.375861	12.355874	8.61%	0
2015	11.638374	11.375861	-2.26%	0
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.777191	21.907649	30.58%	0
2018	18.355234	16.777191	-8.60%	0
2017	14.961818	18.355234	22.68%	0
2016	13.993559	14.961818	6.92%	0
2015	14.232413	13.993559	-1.68%	0
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.757704	18.623720	18.19%	0
2018	16.988478	15.757704	-7.24%	0
2017	15.092489	16.988478	12.56%	0
2016	14.199172	15.092489	6.29%	0
2015	14.414616	14.199172	-1.49%	0
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.489485	21.295117	21.76%	0
2018	19.888680	17.489485	-12.06%	0
2017	17.609329	19.888680	12.94%	0
2016	14.582469	17.609329	20.76%	0
2015	15.550580	14.582469	-6.23%	0
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	18.026175	19.814887	9.92%	0
2018	19.108535	18.026175	-5.66%	0
2017	18.278930	19.108535	4.54%	0
2016	15.806265	18.278930	15.64%	0
2015	16.724324	15.806265	-5.49%	0
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.839260	22.723297	20.62%	0
2018	21.924087	18.839260	-14.07%	0
2017	21.485010	21.924087	2.04%	0
2016	17.245088	21.485010	24.59%	0
2015	18.767632	17.245088	-8.11%	0
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.624639	23.220024	24.67%	0
2018	21.751453	18.624639	-14.38%	0
2017	19.439249	21.751453	11.89%	0
2016	15.584811	19.439249	24.73%	0
2015	16.992733	15.584811	-8.29%	0
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.256662	21.341317	23.67%	0
2018	19.553956	17.256662	-11.75%	0
2017	16.236994	19.553956	20.43%	0
2016	14.543423	16.236994	11.64%	0
2015	14.973742	14.543423	-2.87%	0
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.404884	24.253815	31.78%	0
2018	19.411351	18.404884	-5.18%	0
2017	15.161377	19.411351	28.03%	0
2016	14.171342	15.161377	6.99%	0
2015	13.652210	14.171342	3.80%	0
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.533562	23.594609	34.57%	0
2018	18.490474	17.533562	-5.18%	0
2017	14.755713	18.490474	25.31%	0
2016	14.662462	14.755713	0.64%	0
2015	14.190405	14.662462	3.33%	0
2014	13.298774	14.190405	6.70%	0
2013	9.644075	13.298774	37.90%	0
2012*	10.000000	9.644075	-3.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	20.686215	27.769992	34.24%	0
2018	21.875560	20.686215	-5.44%	0
2017	17.500306	21.875560	25.00%	0
2016	17.432481	17.500306	0.39%	0
2015	16.912565	17.432481	3.07%	0
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	19.126051	24.271179	26.90%	0
2018	21.454638	19.126051	-10.85%	0
2017	19.264386	21.454638	11.37%	0
2016	17.754453	19.264386	8.50%	0
2015	19.148037	17.754453	-7.28%	0
2014	17.993594	19.148037	6.42%	0
2013	14.147911	17.993594	27.18%	0
2012	12.625774	14.147911	12.06%	0
2011	12.838765	12.625774	-1.66%	0
2010	11.909405	12.838765	7.80%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.127938	16.733113	18.44%	0
2018	15.867083	14.127938	-10.96%	0
2017	14.522328	15.867083	9.26%	0
2016	12.818936	14.522328	13.29%	0
2015	13.333221	12.818936	-3.86%	0
2014	12.427283	13.333221	7.29%	0
2013	10.088640	12.427283	23.18%	0
2012	9.107658	10.088640	10.77%	0
2011*	10.000000	9.107658	-8.92%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.749374	15.430823	21.03%	0
2018	13.807243	12.749374	-7.66%	0
2017	12.411507	13.807243	11.25%	0
2016	12.360607	12.411507	0.41%	0
2015	12.750342	12.360607	-3.06%	0
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.269985	27.732747	30.38%	0
2018	21.424006	21.269985	-0.72%	0
2017	18.796491	21.424006	13.98%	0
2016	21.573954	18.796491	-12.87%	0
2015	21.252548	21.573954	1.51%	0
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	20.865468	26.398117	26.52%	0
2018	24.942126	20.865468	-16.34%	0
2017	20.606460	24.942126	21.04%	0
2016	21.035601	20.606460	-2.04%	0
2015	21.890660	21.035601	-3.91%	0
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.254346	16.307731	23.04%	0
2018	15.238779	13.254346	-13.02%	0
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	821
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	27.661578	37.071264	34.02%	0
2018	29.822551	27.661578	-7.25%	0
2017	23.894291	29.822551	24.81%	0
2016	24.828581	23.894291	-3.76%	0
2015	24.368801	24.828581	1.89%	0
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	27.466259	37.665466	37.13%	3,597
2018	29.723501	27.466259	-7.59%	3,793
2017	23.452810	29.723501	26.74%	4,454
2016	23.289459	23.452810	0.70%	5,175
2015	22.201494	23.289459	4.90%	6,335
2014	21.328823	22.201494	4.09%	6,671
2013	15.939683	21.328823	33.81%	9,489
2012	13.911443	15.939683	14.58%	11,421
2011	13.983946	13.911443	-0.52%	13,224
2010	11.149007	13.983946	25.43%	19,973

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	20.551425	26.650921	29.68%	27,758
2018	24.058572	20.551425	-14.58%	29,986
2017	17.889327	24.058572	34.49%	35,594
2016	18.164536	17.889327	-1.52%	39,017
2015	17.759462	18.164536	2.28%	42,393
2014	17.643816	17.759462	0.66%	47,661
2013	14.084525	17.643816	25.27%	26,103
2012	11.803936	14.084525	19.32%	35,162
2011	13.079901	11.803936	-9.76%	48,648
2010	11.462435	13.079901	14.11%	53,107
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.010602	10.914641	9.03%	0
2018	10.642292	10.010602	-5.94%	0
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.624239	10.858347	25.90%	0
2018	10.895617	8.624239	-20.85%	0
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	24.770836	32.194197	29.97%	5,821
2018	27.331365	24.770836	-9.37%	7,293
2017	23.757185	27.331365	15.04%	11,253
2016	21.629631	23.757185	9.84%	12,932
2015	21.273293	21.629631	1.68%	12,973
2014	19.528940	21.273293	8.93%	15,220
2013	15.060940	19.528940	29.67%	17,395
2012	13.096753	15.060940	15.00%	21,393
2011	13.311181	13.096753	-1.61%	27,187
2010	11.650774	13.311181	14.25%	31,672

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.722352	22.055029	24.45%	60
2018	20.085835	17.722352	-11.77%	87
2017	17.880266	20.085835	12.34%	93
2016	15.391515	17.880266	16.17%	114
2015	16.622395	15.391515	-7.40%	86
2014	15.091695	16.622395	10.14%	1,329
2013	10.876023	15.091695	38.76%	1,302
2012	9.368203	10.876023	16.10%	126
2011	9.735621	9.368203	-3.77%	2,104
2010	8.017245	9.735621	21.43%	3,221
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.899757	31.035638	19.83%	549
2018	27.837394	25.899757	-6.96%	711
2017	23.918137	27.837394	16.39%	1,374
2016	24.946678	23.918137	-4.12%	1,434
2015	27.661144	24.946678	-9.81%	1,466
2014	29.673349	27.661144	-6.78%	1,716
2013	24.099106	29.673349	23.13%	6,432
2012	20.550976	24.099106	17.27%	5,687
2011	22.506313	20.550976	-8.69%	5,707
2010	21.046219	22.506313	6.94%	17,453
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.109098	28.566948	9.41%	949
2018	27.109320	26.109098	-3.69%	1,091
2017	25.824187	27.109320	4.98%	1,165
2016	22.586805	25.824187	14.33%	1,933
2015	24.551151	22.586805	-8.00%	1,907
2014	24.483997	24.551151	0.27%	1,985
2013	22.517816	24.483997	8.73%	3,299
2012	19.289093	22.517816	16.74%	1,557
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.702697	37.602034	35.73%	769
2018	28.172159	27.702697	-1.67%	916
2017	22.560848	28.172159	24.87%	928
2016	21.605385	22.560848	4.42%	976
2015	23.303703	21.605385	-7.29%	1,020
2014	21.954894	23.303703	6.14%	1,072
2013	17.171084	21.954894	27.86%	1,118
2012	15.367136	17.171084	11.74%	916
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.704064	10.434719	7.53%	0
2018	9.991251	9.704064	-2.87%	0
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	2,727
2015*	10.000000	9.766197	-2.34%	4,945

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.296207	27.331435	34.66%	20,389
2018	20.279545	20.296207	0.08%	21,964
2017	15.852974	20.279545	27.92%	25,131
2016	15.803069	15.852974	0.32%	27,557
2015	14.347335	15.803069	10.15%	29,099
2014	13.442355	14.347335	6.73%	31,013
2013	10.437203	13.442355	28.79%	49,432
2012	8.564033	10.437203	21.87%	50,796
2011	9.352218	8.564033	-8.43%	55,084
2010	8.925862	9.352218	4.78%	66,252
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.886637	16.938829	42.50%	9,347
2018	11.972189	11.886637	-0.71%	9,412
2017	8.395455	11.972189	42.60%	10,853
2016	7.493592	8.395455	12.04%	9,431
2015	7.277358	7.493592	2.97%	10,534
2014	6.763459	7.277358	7.60%	13,229
2013	5.076707	6.763459	33.23%	14,621
2012	4.330243	5.076707	17.24%	16,764
2011	4.817615	4.330243	-10.12%	9,970
2010	3.935705	4.817615	22.41%	11,385
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.648512	13.276527	24.68%	9,261
2018	12.753082	10.648512	-16.50%	11,705
2017	9.907730	12.753082	28.72%	12,417
2016	10.792305	9.907730	-8.20%	14,149
2015	12.026751	10.792305	-10.26%	16,287
2014	13.905104	12.026751	-13.51%	16,174
2013	12.365220	13.905104	12.45%	21,267
2012	11.103275	12.365220	11.37%	27,365
2011	16.676529	11.103275	-33.42%	6,880
2010	13.556034	16.676529	23.02%	7,440
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	25.968232	32.391013	24.73%	2,435
2018	29.936319	25.968232	-13.26%	2,563
2017	26.740857	29.936319	11.95%	3,033
2016	23.692742	26.740857	12.87%	3,115
2015	24.734804	23.692742	-4.21%	3,195
2014	21.837872	24.734804	13.27%	5,214
2013	16.774444	21.837872	30.19%	14,862
2012	14.162045	16.774444	18.45%	13,658
2011	14.087429	14.162045	0.53%	12,155
2010	11.596447	14.087429	21.48%	12,337

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.890569	10.335445	16.25%	0
2018	11.094857	8.890569	-19.87%	0
2017	8.820307	11.094857	25.79%	1,543
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.907472	10.568835	6.68%	0
2018	10.173897	9.907472	-2.62%	0
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	24.801871	34.478337	39.02%	0
2018	25.647941	24.801871	-3.30%	0
2017	20.631108	25.647941	24.32%	0
2016	19.270120	20.631108	7.06%	633
2015	20.012898	19.270120	-3.71%	804
2014	21.986122	20.012898	-8.97%	804
2013	15.821877	21.986122	38.96%	1,085
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.757289	30.274866	27.43%	1,758
2018	26.935502	23.757289	-11.80%	1,972
2017	23.325552	26.935502	15.48%	2,710
2016	20.833715	23.325552	11.96%	2,458
2015	21.372098	20.833715	-2.52%	8,917
2014	19.708839	21.372098	8.44%	8,864
2013	14.771217	19.708839	33.43%	11,772
2012	12.954465	14.771217	14.02%	12,547
2011	13.226366	12.954465	-2.06%	24,376
2010	12.085718	13.226366	9.44%	32,901
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.835917	8.36%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.518591	21.660488	23.64%	2,932
2018	19.723043	17.518591	-11.18%	3,233
2017	15.804161	19.723043	24.80%	3,499
2016	15.466300	15.804161	2.18%	3,384
2015	14.783438	15.466300	4.62%	4,111
2014	14.855551	14.783438	-0.49%	5,184
2013	11.828295	14.855551	25.59%	5,037
2012	10.369104	11.828295	14.07%	4,446
2011	10.728047	10.369104	-3.35%	1,539
2010*	10.000000	10.728047	7.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.171577	14.370997	9.11%	0
2018	13.474689	13.171577	-2.25%	0
2017	12.888533	13.474689	4.55%	0
2016	12.343212	12.888533	4.42%	0
2015	12.626125	12.343212	-2.24%	0
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	1,083
2012	11.263214	12.128803	7.69%	1,083
2011	10.833986	11.263214	3.96%	1,083
2010	10.275922	10.833986	5.43%	1,083
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	42.834651	48.156478	12.42%	1,637
2018	46.784387	42.834651	-8.44%	3,725
2017	43.335101	46.784387	7.96%	3,777
2016	39.833450	43.335101	8.79%	4,626
2015	40.937936	39.833450	-2.70%	4,891
2014	40.420317	40.937936	1.28%	4,969
2013	45.016536	40.420317	-10.21%	5,501
2012	38.784080	45.016536	16.07%	5,981
2011	36.823282	38.784080	5.32%	6,295
2010	34.098904	36.823282	7.99%	8,581
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.321553	11.728526	25.82%	0
2018	10.285437	9.321553	-9.37%	0
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	16.127919	18.690032	15.89%	0
2018	17.531953	16.127919	-8.01%	0
2017	15.344389	17.531953	14.26%	0
2016	14.769543	15.344389	3.89%	0
2015	16.035239	14.769543	-7.89%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.500316	21.353470	22.02%	0
2018	19.162658	17.500316	-8.67%	0
2017	16.570403	19.162658	15.64%	0
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	999
2013	13.275050	17.232436	29.81%	999
2012	11.002007	13.275050	20.66%	1,058
2011	11.283324	11.002007	-2.49%	1,492
2010*	10.000000	11.283324	12.83%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.235731	19.296206	18.85%	714
2018	17.365896	16.235731	-6.51%	2,080
2017	15.240492	17.365896	13.95%	1,879
2016	14.208866	15.240492	7.26%	1,879
2015	14.299178	14.208866	-0.63%	1,879
2014	13.840957	14.299178	3.31%	1,879
2013	11.409307	13.840957	21.31%	1,366
2012	10.020388	11.409307	13.86%	7,126
2011	10.089236	10.020388	-0.68%	8,002
2010	9.153218	10.089236	10.23%	8,307
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.249684	12.064110	7.24%	0
2018	11.557677	11.249684	-2.66%	0
2017	11.379622	11.557677	1.56%	0
2016	11.265560	11.379622	1.01%	0
2015	11.475254	11.265560	-1.83%	3,912
2014	11.108794	11.475254	3.30%	20
2013	11.587676	11.108794	-4.13%	949
2012	11.219328	11.587676	3.28%	2,499
2011	10.783999	11.219328	4.04%	7,219
2010	10.339936	10.783999	4.29%	10,514
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.954280	23.811455	32.62%	346
2018	20.146206	17.954280	-10.88%	361
2017	15.632004	20.146206	28.88%	441
2016	15.855794	15.632004	-1.41%	425
2015	15.124041	15.855794	4.84%	10,207
2014	15.092915	15.124041	0.21%	10,238
2013	11.923253	15.092915	26.58%	9,451
2012	9.925368	11.923253	20.13%	9,467
2011	11.121844	9.925368	-10.76%	13,915
2010	10.154988	11.121844	9.52%	27,388
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.981370	25.616445	28.20%	429
2018	20.442305	19.981370	-2.25%	578
2017	16.255186	20.442305	25.76%	1,529
2016	15.145964	16.255186	7.32%	640
2015	14.462710	15.145964	4.72%	11,290
2014	13.600737	14.462710	6.34%	11,326
2013	10.664096	13.600737	27.54%	13,295
2012	9.231445	10.664096	15.52%	14,557
2011	9.842687	9.231445	-6.21%	34,441
2010	8.462921	9.842687	16.30%	40,706

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.537434	20.449601	23.66%	1,616
2018	17.183320	16.537434	-3.76%	1,846
2017	14.321589	17.183320	19.98%	1,981
2016	13.101235	14.321589	9.31%	2,102
2015	13.171150	13.101235	-0.53%	3,965
2014	12.143349	13.171150	8.46%	3,356
2013	9.280938	12.143349	30.84%	2,508
2012	8.057376	9.280938	15.19%	3,170
2011	8.375360	8.057376	-3.80%	3,993
2010	7.669690	8.375360	9.20%	3,145
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	18.035779	19.374405	7.42%	4,444
2018	18.770841	18.035779	-3.92%	5,313
2017	17.939386	18.770841	4.63%	5,595
2016	16.779393	17.939386	6.91%	7,004
2015	17.559771	16.779393	-4.44%	9,781
2014	17.178160	17.559771	2.22%	7,948
2013	17.656018	17.178160	-2.71%	8,881
2012	15.985585	17.656018	10.45%	10,846
2011	15.390983	15.985585	3.86%	14,165
2010	14.143714	15.390983	8.82%	20,261
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	21.147638	26.492608	25.27%	4,268
2018	23.175114	21.147638	-8.75%	4,495
2017	19.958967	23.175114	16.11%	5,027
2016	17.205108	19.958967	16.01%	5,355
2015	18.660310	17.205108	-7.80%	6,693
2014	17.371104	18.660310	7.42%	7,425
2013	13.014897	17.371104	33.47%	8,247
2012	11.165367	13.014897	16.56%	7,713
2011	11.616664	11.165367	-3.88%	8,065
2010	10.197096	11.616664	13.92%	12,939
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.569705	11.954994	13.11%	0
2018	11.736770	10.569705	-9.94%	0
2017	10.070634	11.736770	16.54%	0
2016*	10.000000	10.070634	0.71%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.074180	10.565858	4.88%	0
2018*	10.000000	10.074180	0.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.415407	24.179057	12.90%	9,355
2018	22.438499	21.415407	-4.56%	10,796
2017	21.359092	22.438499	5.05%	11,540
2016	19.013755	21.359092	12.33%	13,007
2015	19.840246	19.013755	-4.17%	13,534
2014	19.661418	19.840246	0.91%	14,268
2013	18.661326	19.661418	5.36%	10,784
2012	16.555539	18.661326	12.72%	11,396
2011	16.205416	16.555539	2.16%	12,706
2010	14.554292	16.205416	11.34%	17,857
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.335437	20.586369	26.02%	21,418
2018	17.433405	16.335437	-6.30%	24,420
2017	14.189322	17.433405	22.86%	26,217
2016	12.692875	14.189322	11.79%	26,835
2015	13.040063	12.692875	-2.66%	27,744
2014	12.431672	13.040063	4.89%	34,372
2013	8.784400	12.431672	41.52%	41,894
2012	7.634174	8.784400	15.07%	43,511
2011	8.777979	7.634174	-13.03%	54,922
2010	7.716333	8.777979	13.76%	56,120
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.608686	15.891637	26.04%	0
2018	13.490418	12.608686	-6.54%	0
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.137282	22.453110	31.02%	2,492
2018	20.848825	17.137282	-17.80%	2,857
2017	16.845266	20.848825	23.77%	3,419
2016	17.489521	16.845266	-3.68%	3,772
2015	17.861704	17.489521	-2.08%	3,813
2014	18.337031	17.861704	-2.59%	4,006
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	23.394059	29.766131	27.24%	3,576
2018	23.777338	23.394059	-1.61%	5,773
2017	20.048202	23.777338	18.60%	6,057
2016	18.290183	20.048202	9.61%	8,163
2015	18.415329	18.290183	-0.68%	9,670
2014	16.687582	18.415329	10.35%	10,719
2013	12.935602	16.687582	29.01%	14,841
2012	11.510291	12.935602	12.38%	16,672
2011	11.635530	11.510291	-1.08%	19,465
2010	10.422768	11.635530	11.64%	24,571
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.430483	16.382124	21.98%	0
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.859878	14.701469	14.32%	1,407
2018	13.939075	12.859878	-7.74%	1,407
2017	12.641582	13.939075	10.26%	1,407
2016	12.107042	12.641582	4.42%	1,407
2015	12.435649	12.107042	-2.64%	1,407
2014	12.117125	12.435649	2.63%	1,407
2013	10.739944	12.117125	12.82%	1,407
2012	9.827937	10.739944	9.28%	1,407
2011	10.123577	9.827937	-2.92%	1,877
2010	9.318454	10.123577	8.64%	1,972
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.381603	15.832681	18.32%	0
2018	14.808819	13.381603	-9.64%	0
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.823523	12.875798	8.90%	9,492
2018	12.338275	11.823523	-4.17%	9,667
2017	11.788755	12.338275	4.66%	9,861
2016	11.451654	11.788755	2.94%	10,045
2015	11.723899	11.451654	-2.32%	10,233
2014	11.529829	11.723899	1.68%	10,428
2013	11.166474	11.529829	3.25%	10,618
2012	10.556847	11.166474	5.77%	13,963
2011	10.578841	10.556847	-0.21%	14,296
2010	10.066259	10.578841	5.09%	14,534
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.988105	12.310105	12.03%	0
2018	12.009977	10.988105	-8.51%	0
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.276391	12.806455	13.57%	0
2018	12.333131	11.276391	-8.57%	0
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.175352	15.316910	16.25%	0
2018	14.412127	13.175352	-8.58%	0
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	9,264
2014	12.213602	12.567429	2.90%	12,225
2013	10.536222	12.213602	15.92%	11,519
2012	9.529175	10.536222	10.57%	13,336
2011	9.915082	9.529175	-3.89%	15,745
2010	9.047478	9.915082	9.59%	26,142

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.380078	16.092953	20.28%	0
2018	15.026958	13.380078	-10.96%	0
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	1,602
2012	8.885150	10.017858	12.75%	1,602
2011	9.471826	8.885150	-6.19%	1,602
2010	8.494974	9.471826	11.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.612433	14.185568	12.47%	0
2018	13.459795	12.612433	-6.30%	0
2017	12.447526	13.459795	8.13%	0
2016	11.933614	12.447526	4.31%	0
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.772071	15.243873	10.69%	43
2018	16.602115	13.772071	-17.05%	437
2017	13.747984	16.602115	20.76%	444
2016	13.816837	13.747984	-0.50%	451
2015	14.611837	13.816837	-5.44%	459
2014	16.166548	14.611837	-9.62%	128
2013	13.680366	16.166548	18.17%	137
2012	11.628298	13.680366	17.65%	580
2011	13.493927	11.628298	-13.83%	592
2010	12.894893	13.493927	4.65%	1,781
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.549464	13.453051	7.20%	45,692
2018	12.808343	12.549464	-2.02%	11,701
2017	12.467850	12.808343	2.73%	9,874
2016	12.027027	12.467850	3.67%	14,932
2015	12.311261	12.027027	-2.31%	15,128
2014	11.909386	12.311261	3.37%	8,869
2013	12.338903	11.909386	-3.48%	2,355
2012	11.637659	12.338903	6.03%	3,368
2011	11.094680	11.637659	4.89%	3,368
2010	10.531878	11.094680	5.34%	3,368

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.910242	13.922442	7.84%	3,791
2018	13.314864	12.910242	-3.04%	4,229
2017	13.039576	13.314864	2.11%	4,460
2016	12.823240	13.039576	1.69%	6,685
2015	13.099503	12.823240	-2.11%	6,916
2014	12.692890	13.099503	3.20%	7,159
2013	13.169096	12.692890	-3.62%	5,997
2012	12.494405	13.169096	5.40%	6,883
2011	11.972943	12.494405	4.36%	1,248
2010	11.254404	11.972943	6.38%	186
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.288319	12.124766	17.85%	0
2018	11.642440	10.288319	-11.63%	0
2017	10.036230	11.642440	16.00%	0
2016	9.156301	10.036230	9.61%	0
2015*	10.000000	9.156301	-8.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.172462	11.762752	15.63%	0
2018	11.215691	10.172462	-9.30%	0
2017	10.012585	11.215691	12.02%	0
2016	9.354615	10.012585	7.03%	0
2015*	10.000000	9.354615	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	20.173178	24.405219	20.98%	4,348
2018	24.827369	20.173178	-18.75%	5,528
2017	17.829773	24.827369	39.25%	5,500
2016	16.820841	17.829773	6.00%	5,474
2015	20.349601	16.820841	-17.34%	5,238
2014	21.885691	20.349601	-7.02%	5,548
2013	22.076943	21.885691	-0.87%	212
2012	19.141077	22.076943	15.34%	212
2011	25.058833	19.141077	-23.62%	212
2010	21.920197	25.058833	14.32%	212
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.821473	15.498823	4.57%	35,844
2018	15.071041	14.821473	-1.66%	48,825
2017	15.002718	15.071041	0.46%	57,763
2016	15.133747	15.002718	-0.87%	60,580
2015	15.396576	15.133747	-1.71%	70,933
2014	14.963244	15.396576	2.90%	78,093
2013	15.849345	14.963244	-5.59%	88,012
2012	15.629915	15.849345	1.40%	98,829
2011	14.808948	15.629915	5.54%	124,872
2010	14.362921	14.808948	3.11%	135,052

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	10.096292	10.111727	0.15%	16,449
2018	10.120621	10.096292	-0.24%	24,367
2017	10.241568	10.120621	-1.18%	21,310
2016	10.406845	10.241568	-1.59%	30,613
2015	10.576054	10.406845	-1.60%	30,052
2014	10.748021	10.576054	-1.60%	65,671
2013	10.922779	10.748021	-1.60%	43,155
2012	11.100873	10.922779	-1.60%	121,447
2011	11.280871	11.100873	-1.60%	86,919
2010	11.464287	11.280871	-1.60%	120,775
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.146828	15.410078	17.22%	4,583
2018	15.633728	13.146828	-15.91%	4,713
2017	12.465082	15.633728	25.42%	4,936
2016	12.558089	12.465082	-0.74%	5,768
2015	13.164777	12.558089	-4.61%	6,839
2014	13.439125	13.164777	-2.04%	7,216
2013	11.590653	13.439125	15.95%	1,262
2012	10.189196	11.590653	13.75%	1,262
2011	11.475116	10.189196	-11.21%	1,262
2010	10.293468	11.475116	11.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.521015	11.355035	19.26%	20,605
2018	11.268607	9.521015	-15.51%	27,189
2017	9.201033	11.268607	22.47%	27,189
2016	9.301580	9.201033	-1.08%	27,189
2015	9.585993	9.301580	-2.97%	27,189
2014	10.384440	9.585993	-7.69%	27,189
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.419407	24.861138	21.75%	9,571
2018	22.769543	20.419407	-10.32%	9,624
2017	19.537941	22.769543	16.54%	9,683
2016	18.137522	19.537941	7.72%	10,837
2015	18.618292	18.137522	-2.58%	16,519
2014	18.022544	18.618292	3.31%	24,123
2013	14.393605	18.022544	25.21%	28,386
2012	12.621030	14.393605	14.04%	38,134
2011	13.350715	12.621030	-5.47%	51,710
2010	11.836163	13.350715	12.80%	57,226

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.065825	18.234053	13.50%	1,134
2018	17.160723	16.065825	-6.38%	1,134
2017	15.692285	17.160723	9.36%	1,134
2016	15.001263	15.692285	4.61%	2,585
2015	15.271717	15.001263	-1.77%	1,134
2014	14.839596	15.271717	2.91%	1,134
2013	13.296005	14.839596	11.61%	1,134
2012	12.353220	13.296005	7.63%	1,134
2011	12.443560	12.353220	-0.73%	1,512
2010	11.515622	12.443560	8.06%	2,809
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.820865	22.212684	18.02%	0
2018	20.451985	18.820865	-7.98%	0
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.861498	14.939993	7.78%	13,715
2018	14.346851	13.861498	-3.38%	22,641
2017	13.795536	14.346851	4.00%	33,865
2016	13.445935	13.795536	2.60%	40,154
2015	13.628485	13.445935	-1.34%	36,280
2014	13.331440	13.628485	2.23%	37,991
2013	12.923764	13.331440	3.15%	108,187
2012	12.488088	12.923764	3.49%	116,823
2011	12.329323	12.488088	1.29%	130,144
2010	11.832509	12.329323	4.20%	68,909
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.068377	12.306977	11.19%	0
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.363487	12.886701	13.40%	0
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.781487	20.601853	15.86%	126,659
2018	19.160568	17.781487	-7.20%	152,399
2017	17.242331	19.160568	11.13%	171,087
2016	16.353768	17.242331	5.43%	190,121
2015	16.675502	16.353768	-1.93%	200,945
2014	16.111865	16.675502	3.50%	249,013
2013	14.039404	16.111865	14.76%	327,829
2012	12.876064	14.039404	9.03%	378,799
2011	13.090279	12.876064	-1.64%	444,010
2010	11.994031	13.090279	9.14%	531,314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.509287	23.387544	19.88%	21,894
2018	21.488681	19.509287	-9.21%	23,803
2017	18.715563	21.488681	14.82%	25,774
2016	17.532063	18.715563	6.75%	37,717
2015	17.948138	17.532063	-2.32%	58,269
2014	17.378519	17.948138	3.28%	64,157
2013	14.431578	17.378519	20.42%	69,312
2012	12.892708	14.431578	11.94%	77,102
2011	13.386601	12.892708	-3.69%	135,076
2010	12.056739	13.386601	11.03%	229,249
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.055025	17.928244	11.67%	13,165
2018	16.950111	16.055025	-5.28%	13,874
2017	15.772136	16.950111	7.47%	18,489
2016	15.163137	15.772136	4.02%	19,931
2015	15.414410	15.163137	-1.63%	20,076
2014	14.956216	15.414410	3.06%	31,299
2013	13.755720	14.956216	8.73%	44,494
2012	12.939592	13.755720	6.31%	64,134
2011	12.883786	12.939592	0.43%	67,015
2010	12.065634	12.883786	6.78%	87,548
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.452307	4.52%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.752544	7.53%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	18.012292	23.135258	28.44%	7,832
2018	18.888046	18.012292	-4.64%	8,774
2017	14.741613	18.888046	28.13%	9,999
2016	14.659628	14.741613	0.56%	11,294
2015	14.403325	14.659628	1.78%	13,520
2014	13.254315	14.403325	8.67%	21,360
2013	9.996772	13.254315	32.59%	24,667
2012	8.731647	9.996772	14.49%	32,221
2011	9.138925	8.731647	-4.46%	38,733
2010	8.040348	9.138925	13.66%	46,311
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.053176	12.939589	17.07%	7,020
2018	11.802874	11.053176	-6.35%	0
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.404517	14.889292	20.03%	0
2018	12.940561	12.404517	-4.14%	0
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.723143	38.895286	35.41%	51,142
2018	29.569217	28.723143	-2.86%	61,525
2017	23.602136	29.569217	25.28%	68,617
2016	23.144166	23.602136	1.98%	72,740
2015	22.380650	23.144166	3.41%	85,900
2014	20.904961	22.380650	7.06%	98,842
2013	15.540760	20.904961	34.52%	130,087
2012	13.307463	15.540760	16.78%	146,443
2011	13.832370	13.307463	-3.79%	181,139
2010	12.920205	13.832370	7.06%	235,722
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.855210	29.800535	24.92%	29,291
2018	26.745682	23.855210	-10.81%	33,769
2017	25.009609	26.745682	6.94%	38,544
2016	21.102132	25.009609	18.52%	43,096
2015	22.403127	21.102132	-5.81%	53,312
2014	20.126996	22.403127	11.31%	57,859
2013	15.507422	20.126996	29.79%	67,206
2012	13.744802	15.507422	12.82%	77,199
2011	13.878093	13.744802	-0.96%	87,096
2010	12.430016	13.878093	11.65%	115,205

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	46.853495	57.930189	23.64%	10,299
2018	53.737374	46.853495	-12.81%	11,827
2017	47.166155	53.737374	13.93%	13,378
2016	39.846321	47.166155	18.37%	13,405
2015	41.547154	39.846321	-4.09%	13,135
2014	38.587614	41.547154	7.67%	14,937
2013	29.474141	38.587614	30.92%	18,403
2012	25.499029	29.474141	15.59%	19,149
2011	26.589338	25.499029	-4.10%	32,833
2010	21.411209	26.589338	24.18%	42,314
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.585403	9.846112	14.68%	4,550
2018	10.533642	8.585403	-18.50%	4,885
2017	8.708069	10.533642	20.96%	5,412
2016	8.409829	8.708069	3.55%	4,044
2015	9.007739	8.409829	-6.64%	4,265
2014*	10.000000	9.007739	-9.92%	4,494
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.326503	21.380241	23.40%	1,505
2018	19.917317	17.326503	-13.01%	17,970
2017	17.671248	19.917317	12.71%	17,996
2016	15.434263	17.671248	14.49%	17,995
2015	16.195599	15.434263	-4.70%	18,292
2014	14.892523	16.195599	8.75%	23,815
2013	11.174473	14.892523	33.27%	29,090
2012	9.639732	11.174473	15.92%	32,448
2011	10.402675	9.639732	-7.33%	39,053
2010*	10.000000	10.402675	4.03%	40,114
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.266937	17.562177	23.10%	0
2018	16.439012	14.266937	-13.21%	0
2017	14.607626	16.439012	12.54%	0
2016	12.791946	14.607626	14.19%	0
2015	13.462609	12.791946	-4.98%	0
2014	12.410294	13.462609	8.48%	0
2013	9.340331	12.410294	32.87%	0
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	279

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.090869	22.046382	21.86%	14,541
2018	21.172012	18.090869	-14.55%	15,963
2017	18.899743	21.172012	12.02%	17,833
2016	16.332646	18.899743	15.72%	18,657
2015	17.091435	16.332646	-4.44%	20,503
2014	14.843036	17.091435	15.15%	25,843
2013	11.117741	14.843036	33.51%	35,253
2012	9.711509	11.117741	14.48%	39,235
2011	10.103648	9.711509	-3.88%	44,281
2010	8.582814	10.103648	17.72%	52,923
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	24.948731	33.316864	33.54%	3,757
2018	27.543787	24.948731	-9.42%	3,910
2017	22.405613	27.543787	22.93%	4,779
2016	21.022986	22.405613	6.58%	5,095
2015	21.204510	21.022986	-0.86%	5,401
2014	20.960019	21.204510	1.17%	7,075
2013	14.762360	20.960019	41.98%	9,601
2012	13.225715	14.762360	11.62%	12,952
2011	13.528039	13.225715	-2.23%	15,723
2010	10.958964	13.528039	23.44%	25,151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	51.503979	60.309508	17.10%	7,267
2018	63.032614	51.503979	-18.29%	8,215
2017	58.731580	63.032614	7.32%	9,380
2016	47.393422	58.731580	23.92%	9,924
2015	51.250733	47.393422	-7.53%	12,965
2014	48.666654	51.250733	5.31%	13,320
2013	35.226020	48.666654	38.16%	14,736
2012	29.723083	35.226020	18.51%	17,449
2011	31.818823	29.723083	-6.59%	20,445
2010	25.540730	31.818823	24.58%	26,900
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	44.319284	54.795443	23.64%	7,158
2018	51.558188	44.319284	-14.04%	7,917
2017	46.167248	51.558188	11.68%	8,546
2016	38.194997	46.167248	20.87%	9,532
2015	39.461390	38.194997	-3.21%	11,445
2014	39.778834	39.461390	-0.80%	13,371
2013	28.689353	39.778834	38.65%	15,883
2012	25.243514	28.689353	13.65%	17,040
2011	27.163192	25.243514	-7.07%	21,705
2010	22.027260	27.163192	23.32%	28,800

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.182869	21.305310	23.99%	48
2018	18.537314	17.182869	-7.31%	55
2017	15.881031	18.537314	16.73%	63
2016	14.656493	15.881031	8.35%	71
2015	14.943210	14.656493	-1.92%	80
2014	13.730383	14.943210	8.83%	142
2013	10.055422	13.730383	36.55%	152
2012	9.165383	10.055422	9.71%	957
2011	9.620016	9.165383	-4.73%	970
2010	7.910873	9.620016	21.60%	983
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.785058	17.729162	28.61%	44,743
2018	14.582494	13.785058	-5.47%	51,631
2017	13.914844	14.582494	4.80%	58,465
2016	13.172447	13.914844	5.64%	75,017
2015	14.144423	13.172447	-6.87%	83,466
2014	11.152817	14.144423	26.82%	87,775
2013	10.999223	11.152817	1.40%	94,001
2012	9.654362	10.999223	13.93%	104,268
2011	9.212138	9.654362	4.80%	120,660
2010	7.191287	9.212138	28.10%	139,805
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.792487	20.332256	28.75%	24,800
2018	16.873020	15.792487	-6.40%	22,834
2017	14.144470	16.873020	19.29%	36,826
2016	12.903330	14.144470	9.62%	36,945
2015	12.990655	12.903330	-0.67%	25,020
2014	11.675089	12.990655	11.27%	23,353
2013*	10.000000	11.675089	16.75%	1,960
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.134906	10.380358	2.42%	1,200
2018	10.216813	10.134906	-0.80%	1,266
2017	10.221076	10.216813	-0.04%	1,316
2016	10.134303	10.221076	0.86%	1,358
2015	10.334346	10.134303	-1.94%	126
2014	10.450771	10.334346	-1.11%	152
2013	10.609527	10.450771	-1.50%	933
2012	10.415485	10.609527	1.86%	1,548
2011	10.448755	10.415485	-0.32%	3,030
2010	10.367761	10.448755	0.78%	3,223

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.081052	17.314187	22.96%	0
2018	16.142471	14.081052	-12.77%	24,638
2017	14.366826	16.142471	12.36%	24,638
2016	12.078820	14.366826	18.94%	24,638
2015	12.905266	12.078820	-6.40%	25,296
2014	12.544163	12.905266	2.88%	25,308
2013*	10.000000	12.544163	25.44%	682
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.143620	23.153892	35.06%	17,687
2018	18.705561	17.143620	-8.35%	18,992
2017	14.881087	18.705561	25.70%	23,346
2016	14.204034	14.881087	4.77%	25,220
2015	14.461772	14.204034	-1.78%	27,745
2014	14.126918	14.461772	2.37%	29,808
2013	10.332508	14.126918	36.72%	32,054
2012	9.138851	10.332508	13.06%	44,137
2011	9.697319	9.138851	-5.76%	53,385
2010	7.770807	9.697319	24.79%	68,709
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.060891	14.419156	30.36%	0
2018	12.030802	11.060891	-8.06%	0
2017	9.814993	12.030802	22.58%	0
2016	9.575643	9.814993	2.50%	0
2015*	10.000000	9.575643	-4.24%	7,606
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.926775	10.128075	2.03%	516
2018	9.987119	9.926775	-0.60%	521
2017	10.059406	9.987119	-0.72%	492
2016	10.099391	10.059406	-0.40%	2,988
2015	10.244781	10.099391	-1.42%	3,050
2014	10.348249	10.244781	-1.00%	2,965
2013	10.452043	10.348249	-0.99%	2,941
2012	10.154782	10.452043	2.93%	10,472
2011	10.289725	10.154782	-1.31%	10,672
2010	9.932110	10.289725	3.60%	11,242
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.914284	28.384176	23.87%	2,766
2018	24.703525	22.914284	-7.24%	2,766
2017	21.197437	24.703525	16.54%	2,766
2016	19.607452	21.197437	8.11%	2,766
2015	20.019094	19.607452	-2.06%	2,766
2014	18.431106	20.019094	8.62%	3,731
2013	13.612073	18.431106	35.40%	4,039
2012	12.465294	13.612073	9.20%	2,766
2011	13.070198	12.465294	-4.63%	3,545
2010	10.811558	13.070198	20.89%	3,545

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.639140	11.698352	9.96%	841
2018	11.436018	10.639140	-6.97%	960
2017	10.250117	11.436018	11.57%	1,084
2016	9.225722	10.250117	11.10%	1,207
2015	10.324354	9.225722	-10.64%	1,334
2014	10.444724	10.324354	-1.15%	1,460
2013	10.602967	10.444724	-1.49%	1,587
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.482205	11.825820	12.82%	0
2018	11.193727	10.482205	-6.36%	0
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.132906	11.712590	5.21%	1,710
2018	11.795411	11.132906	-5.62%	1,710
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	4,028
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	675
2010	10.848770	11.675695	7.62%	1,998
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.997420	11.246072	2.26%	25,396
2018	11.150787	10.997420	-1.38%	27,255
2017	11.191469	11.150787	-0.36%	28,387
2016	11.226438	11.191469	-0.31%	29,629
2015	11.385207	11.226438	-1.39%	42,962
2014	11.484399	11.385207	-0.86%	46,599
2013	11.698304	11.484399	-1.83%	72,163
2012	11.242559	11.698304	4.05%	56,875
2011	11.310867	11.242559	-0.60%	57,333
2010	10.928078	11.310867	3.50%	78,787

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.934141	13.800751	6.70%	0
2018	13.443110	12.934141	-3.79%	0
2017	13.178491	13.443110	2.01%	0
2016	12.731797	13.178491	3.51%	0
2015	13.298496	12.731797	-4.26%	0
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.141336	10.248143	1.05%	3,526
2018	10.162124	10.141336	-0.20%	3,526
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.977803	15.969528	6.62%	0
2018	15.304683	14.977803	-2.14%	0
2017	14.823322	15.304683	3.25%	0
2016	14.669696	14.823322	1.05%	0
2015	14.843583	14.669696	-1.17%	0
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.680267	11.376125	6.52%	9,418
2018	10.924265	10.680267	-2.23%	9,709
2017	10.591226	10.924265	3.14%	14,142
2016	10.491897	10.591226	0.95%	15,319
2015	10.626842	10.491897	-1.27%	15,318
2014	10.367567	10.626842	2.50%	11,410
2013	10.756996	10.367567	-3.62%	11,600
2012	9.983857	10.756996	7.74%	5,039
2011*	10.000000	9.983857	-0.16%	1,605
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.729065	11.981413	23.15%	0
2018	12.224835	9.729065	-20.42%	0
2017	9.814312	12.224835	24.56%	0
2016*	10.000000	9.814312	-1.86%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.130837	14.270480	17.64%	0
2018	13.555378	12.130837	-10.51%	0
2017	13.096146	13.555378	3.51%	0
2016	11.117089	13.096146	17.80%	0
2015	12.905720	11.117089	-13.86%	0
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.061263	43.112005	26.57%	4,347
2018	34.324050	34.061263	-0.77%	4,505
2017	27.398763	34.324050	25.28%	5,644
2016	31.184755	27.398763	-12.14%	6,318
2015	28.177929	31.184755	10.67%	8,397
2014	21.822141	28.177929	29.13%	6,965
2013	14.734130	21.822141	48.11%	11,239
2012	11.430744	14.734130	28.90%	7,181
2011	10.523301	11.430744	8.62%	3,260
2010*	10.000000	10.523301	5.23%	3,447
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	50.841202	65.334311	28.51%	622
2018	67.534450	50.841202	-24.72%	685
2017	45.439029	67.534450	48.63%	785
2016	46.128489	45.439029	-1.49%	865
2015	54.505588	46.128489	-15.37%	888
2014	55.622802	54.505588	-2.01%	908
2013	50.461538	55.622802	10.23%	1,485
2012	39.507337	50.461538	27.73%	1,340
2011	54.064138	39.507337	-26.93%	724
2010	43.316130	54.064138	24.81%	724
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.188386	5.694838	9.76%	8,418
2018	7.367245	5.188386	-29.57%	7,534
2017	7.637256	7.367245	-3.54%	9,371
2016	5.411695	7.637256	41.13%	8,207
2015	8.286172	5.411695	-34.69%	5,948
2014	10.441073	8.286172	-20.64%	4,718
2013	9.620384	10.441073	8.53%	4,159
2012*	10.000000	9.620384	-3.80%	4,029

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	23.732281	26.124287	10.08%	557
2018	33.630455	23.732281	-29.43%	578
2017	34.766086	33.630455	-3.27%	960
2016	24.584035	34.766086	41.42%	1,071
2015	37.540671	24.584035	-34.51%	2,071
2014	47.161318	37.540671	-20.40%	2,156
2013	43.360592	47.161318	8.77%	3,132
2012	42.624120	43.360592	1.73%	4,254
2011	51.845154	42.624120	-17.79%	1,502
2010	40.768529	51.845154	27.17%	1,532
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.667811	22.320015	26.33%	2,304
2018	20.711997	17.667811	-14.70%	4,460
2017	16.644301	20.711997	24.44%	8,423
2016	16.279990	16.644301	2.24%	8,825
2015	17.076474	16.279990	-4.66%	8,485
2014	15.747926	17.076474	8.44%	8,773
2013	11.949574	15.747926	31.79%	9,183
2012	10.444117	11.949574	14.41%	12,698
2011	11.391331	10.444117	-8.32%	13,138
2010	10.304419	11.391331	10.55%	13,710
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.772559	7.73%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.984679	35.602447	22.83%	2,633
2018	29.078072	28.984679	-0.32%	3,042
2017	23.478369	29.078072	23.85%	3,404
2016	22.143667	23.478369	6.03%	3,800
2015	23.171692	22.143667	-4.44%	4,129
2014	23.999159	23.171692	-3.45%	4,602
2013	16.234487	23.999159	47.83%	1,131
2012	15.295201	16.234487	6.14%	1,050
2011	16.292339	15.295201	-6.12%	1,105
2010	13.060414	16.292339	24.75%	2,655

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.784030	32.764041	17.92%	255
2018	33.354678	27.784030	-16.70%	251
2017	30.051069	33.354678	10.99%	251
2016	24.483675	30.051069	22.74%	251
2015	26.397570	24.483675	-7.25%	251
2014	24.636453	26.397570	7.15%	251
2013	18.199975	24.636453	35.37%	251
2012	15.620945	18.199975	16.51%	251
2011	17.381158	15.620945	-10.13%	649
2010	13.960490	17.381158	24.50%	1,890
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.615844	13.512281	7.11%	1,324
2018	13.200773	12.615844	-4.43%	1,351
2017	12.946281	13.200773	1.97%	1,373
2016	12.609643	12.946281	2.67%	1,540
2015	13.145664	12.609643	-4.08%	1,566
2014	12.939239	13.145664	1.60%	2,746
2013	14.375290	12.939239	-9.99%	2,771
2012	13.611707	14.375290	5.61%	2,798
2011	12.384804	13.611707	9.91%	2,828
2010	11.979304	12.384804	3.39%	2,967
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	23.947295	29.192827	21.90%	6,897
2018	26.147039	23.947295	-8.41%	6,903
2017	22.064198	26.147039	18.50%	8,876
2016	19.767858	22.064198	11.62%	9,141
2015	21.296525	19.767858	-7.18%	9,630
2014	19.247220	21.296525	10.65%	12,635
2013	14.408594	19.247220	33.58%	11,724
2012	12.768265	14.408594	12.85%	13,027
2011	12.590202	12.768265	1.41%	13,996
2010	11.214752	12.590202	12.26%	14,471

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	17.353358	21.917648	26.30%	0
2018	20.814434	17.353358	-16.63%	0
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.346035	27.113655	27.02%	1,476
2018	24.902750	21.346035	-14.28%	1,470
2017	22.668395	24.902750	9.86%	1,459
2016	18.759978	22.668395	20.83%	1,456
2015	19.352003	18.759978	-3.06%	1,766
2014	16.900973	19.352003	14.50%	1,793
2013	13.207044	16.900973	27.97%	2,272
2012	11.544189	13.207044	14.40%	558
2011	11.819444	11.544189	-2.33%	1,032
2010	10.077340	11.819444	17.29%	373
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	31.918359	39.878319	24.94%	0
2018	35.726136	31.918359	-10.66%	0
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.189333	17.591165	15.81%	1,097
2018	16.712206	15.189333	-9.11%	1,115
2017	14.943288	16.712206	11.84%	1,136
2016	14.636371	14.943288	2.10%	1,161
2015	15.032422	14.636371	-2.63%	2,035
2014	14.994880	15.032422	0.25%	2,058
2013	13.325434	14.994880	12.53%	3,276
2012	12.321456	13.325434	8.15%	3,253
2011	13.000998	12.321456	-5.23%	2,114
2010	12.043434	13.000998	7.95%	1,585
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	136
2016	10.415622	11.801561	13.31%	182
2015	10.863731	10.415622	-4.12%	216
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	27.988651	33.641343	20.20%	2,196
2018	31.267371	27.988651	-10.49%	2,202
2017	28.282460	31.267371	10.55%	2,251
2016	22.871418	28.282460	23.66%	2,321
2015	23.809805	22.871418	-3.94%	2,509
2014	23.029788	23.809805	3.39%	3,170
2013	16.640715	23.029788	38.39%	2,747
2012	14.619211	16.640715	13.83%	3,359
2011	14.780793	14.619211	-1.09%	3,430
2010	11.943809	14.780793	23.75%	3,518
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	25.363876	32.588598	28.48%	15,400
2018	27.045498	25.363876	-6.22%	15,416
2017	22.624598	27.045498	19.54%	26,133
2016	20.592346	22.624598	9.87%	26,672
2015	20.708562	20.592346	-0.56%	26,897
2014	18.563872	20.708562	11.55%	30,036
2013	14.296365	18.563872	29.85%	35,599
2012	12.560075	14.296365	13.82%	36,308
2011	12.534993	12.560075	0.20%	37,780
2010	11.098333	12.534993	12.94%	40,352

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	19.431681	25.677424	32.14%	3,594
2018	20.669420	19.431681	-5.99%	3,934
2017	18.221165	20.669420	13.44%	5,766
2016	16.784834	18.221165	8.56%	5,683
2015	17.629661	16.784834	-4.79%	5,953
2014	15.799893	17.629661	11.58%	5,663
2013	11.957972	15.799893	32.13%	6,157
2012	10.858741	11.957972	10.12%	7,276
2011	10.941923	10.858741	-0.76%	9,253
2010	9.689745	10.941923	12.92%	8,732
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	24.089052	32.173293	33.56%	3,437
2018	26.297493	24.089052	-8.40%	4,808
2017	20.997999	26.297493	25.24%	4,843
2016	19.785458	20.997999	6.13%	5,136
2015	20.626571	19.785458	-4.08%	6,250
2014	19.402623	20.626571	6.31%	5,526
2013	16.290220	19.402623	19.11%	6,401
2012	14.999638	16.290220	8.60%	6,828
2011	13.989924	14.999638	7.22%	6,411
2010	12.335042	13.989924	13.42%	11,662
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.355237	20.786221	19.77%	0
2018	21.808713	17.355237	-20.42%	0
2017	17.784290	21.808713	22.63%	0
2016	15.445135	17.784290	15.14%	0
2015	16.070177	15.445135	-3.89%	0
2014	16.083398	16.070177	-0.08%	0
2013	11.008542	16.083398	46.10%	0
2012	9.284438	11.008542	18.57%	0
2011	10.957081	9.284438	-15.27%	0
2010	8.494657	10.957081	28.99%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	458
2013*	10.000000	12.205609	22.06%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.313958	10.861837	5.31%	471
2018	10.496970	10.313958	-1.74%	471
2017	10.317425	10.496970	1.74%	471
2016	9.628675	10.317425	7.15%	471
2015	9.888323	9.628675	-2.63%	471
2014*	10.000000	9.888323	-1.12%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	17.083753	18.388594	7.64%	5,170
2018	17.475567	17.083753	-2.24%	5,499
2017	17.078720	17.475567	2.32%	5,605
2016	16.724858	17.078720	2.12%	5,604
2015	17.046953	16.724858	-1.89%	7,155
2014	16.699511	17.046953	2.08%	10,658
2013	16.805740	16.699511	-0.63%	14,112
2012	15.574255	16.805740	7.91%	14,395
2011	15.482982	15.574255	0.59%	18,599
2010	14.508802	15.482982	6.71%	21,256
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.663854	16.729310	14.09%	0
2018	15.549476	14.663854	-5.70%	793
2017	13.991882	15.549476	11.13%	793
2016	13.512821	13.991882	3.55%	793
2015	13.782506	13.512821	-1.96%	793
2014	13.429615	13.782506	2.63%	793
2013	12.042126	13.429615	11.52%	793
2012	10.963498	12.042126	9.84%	793
2011	11.178791	10.963498	-1.93%	793
2010	10.082086	11.178791	10.88%	793
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.783607	17.448937	18.03%	1,635
2018	15.988712	14.783607	-7.54%	1,584
2017	13.957265	15.988712	14.55%	1,584
2016	13.382146	13.957265	4.30%	1,584
2015	13.656702	13.382146	-2.01%	1,584
2014	13.267015	13.656702	2.94%	1,584
2013	11.633446	13.267015	14.04%	1,584
2012	10.450818	11.633446	11.32%	1,542
2011	10.746652	10.450818	-2.75%	1,498
2010	9.541377	10.746652	12.63%	1,583

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.307600	18.724585	22.32%	0
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	149
2010	9.061840	10.338382	14.09%	149
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.173204	13.638857	22.07%	757
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	35.738912	46.203494	29.28%	0
2018	38.863105	35.738912	-8.04%	0
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	27.352302	35.314340	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.443450	8.039826	8.01%	1,561
2018	10.060980	7.443450	-26.02%	1,504
2017	10.521292	10.060980	-4.38%	1,443
2016	8.012607	10.521292	31.31%	1,394
2015	10.280416	8.012607	-22.06%	2,007
2014	11.982777	10.280416	-14.21%	3,813
2013	9.814082	11.982777	22.10%	4,012
2012	9.528029	9.814082	3.00%	4,138
2011	10.218924	9.528029	-6.76%	4,853
2010	8.719783	10.218924	17.19%	3,713

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	23.582477	29.530966	25.22%	6,967
2018	26.179613	23.582477	-9.92%	7,162
2017	23.596135	26.179613	10.95%	7,940
2016	20.347994	23.596135	15.96%	8,468
2015	21.571362	20.347994	-5.67%	10,332
2014	20.187693	21.571362	6.85%	10,898
2013	16.034604	20.187693	25.90%	13,718
2012	13.912901	16.034604	15.25%	15,390
2011	14.025386	13.912901	-0.80%	17,807
2010	12.390959	14.025386	13.19%	29,251
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	24.246401	33.551430	38.38%	0
2018	21.946055	24.246401	10.48%	0
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	26.903995	35.505461	31.97%	9,429
2018	27.433514	26.903995	-1.93%	10,422
2017	20.660497	27.433514	32.78%	12,760
2016	20.857321	20.660497	-0.94%	13,019
2015	19.810096	20.857321	5.29%	13,768
2014	18.115623	19.810096	9.35%	14,882
2013	13.523417	18.115623	33.96%	17,374
2012	12.004671	13.523417	12.65%	17,955
2011	12.188437	12.004671	-1.51%	21,313
2010	9.989586	12.188437	22.01%	23,845

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	16.561605	18.718624	13.02%	8,204
2018	17.470019	16.561605	-5.20%	8,142
2017	16.589255	17.470019	5.31%	8,110
2016	14.747235	16.589255	12.49%	8,061
2015	15.579805	14.747235	-5.34%	8,813
2014	15.672773	15.579805	-0.59%	4,243
2013	15.051592	15.672773	4.13%	4,391
2012	13.402132	15.051592	12.31%	4,433
2011	13.111684	13.402132	2.22%	4,661
2010	11.716151	13.111684	11.91%	4,696
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.878775	14.957597	7.77%	3,257
2018	14.202694	13.878775	-2.28%	3,289
2017	13.863815	14.202694	2.44%	3,707
2016	13.472260	13.863815	2.91%	3,897
2015	13.795662	13.472260	-2.34%	4,073
2014	13.263887	13.795662	4.01%	3,690
2013	13.746171	13.263887	-3.51%	3,529
2012	13.214988	13.746171	4.02%	3,675
2011	12.532648	13.214988	5.44%	3,910
2010	11.834084	12.532648	5.90%	5,315
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	17.075736	20.715102	21.31%	512
2018	20.341919	17.075736	-16.06%	523
2017	17.134635	20.341919	18.72%	533
2016	15.539098	17.134635	10.27%	544
2015	16.040394	15.539098	-3.13%	1,393
2014	15.357892	16.040394	4.44%	1,405
2013	11.476643	15.357892	33.82%	1,695
2012	10.169563	11.476643	12.85%	5,166
2011	11.581012	10.169563	-12.19%	5,987
2010	9.149056	11.581012	26.58%	6,224
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	17.549530	22.036507	25.57%	2,619
2018	20.966575	17.549530	-16.30%	2,671
2017	16.384813	20.966575	27.96%	3,743
2016	17.558211	16.384813	-6.68%	3,634
2015	17.250679	17.558211	1.78%	3,390
2014	19.098781	17.250679	-9.68%	294
2013	14.894544	19.098781	28.23%	294
2012	12.564124	14.894544	18.55%	483
2011	15.433555	12.564124	-18.59%	483
2010	13.887863	15.433555	11.13%	483
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.361259	11.319705	20.92%	0
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	21.108854	27.879728	32.08%	1,214
2018	25.965149	21.108854	-18.70%	1,133
2017	22.145230	25.965149	17.25%	1,153
2016	20.566325	22.145230	7.68%	1,177
2015	21.570322	20.566325	-4.65%	1,646
2014	20.556494	21.570322	4.93%	1,936
2013	16.022975	20.556494	28.29%	2,123
2012	12.818429	16.022975	25.00%	1,825
2011	14.298263	12.818429	-10.35%	1,863
2010	11.496555	14.298263	24.37%	2,474
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	6,613
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.491413	17.682518	14.14%	382
2018	16.461281	15.491413	-5.89%	382
2017	15.260483	16.461281	7.87%	382
2016	13.607542	15.260483	12.15%	382
2015	14.885982	13.607542	-8.59%	382
2014	14.467906	14.885982	2.89%	382
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	1,413
2010	10.443102	11.572490	10.81%	1,906
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.305929	20.262325	24.26%	1,668
2018	19.031775	16.305929	-14.32%	1,750
2017	17.487423	19.031775	8.83%	1,901
2016	13.657150	17.487423	28.05%	2,022
2015	14.993919	13.657150	-8.92%	2,238
2014	15.158943	14.993919	-1.09%	2,400
2013	11.313360	15.158943	33.99%	3,474
2012	9.716856	11.313360	16.43%	2,371
2011	10.265572	9.716856	-5.35%	3,493
2010	8.140276	10.265572	26.11%	4,124

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.739006	12.135427	24.61%	2,238
2018	11.761082	9.739006	-17.19%	2,431
2017	8.516336	11.761082	38.10%	2,457
2016	7.372831	8.516336	15.51%	2,488
2015	9.324509	7.372831	-20.93%	2,521
2014*	10.000000	9.324509	-6.75%	2,529
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.322820	17.004586	10.98%	0
2018	18.389296	15.322820	-16.68%	0
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.991635	8.844534	10.67%	229
2018	9.610587	7.991635	-16.85%	301
2017	8.373541	9.610587	14.77%	494
2016	7.943667	8.373541	5.41%	494
2015	8.637805	7.943667	-8.04%	226
2014*	10.000000	8.637805	-13.62%	197
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.550798	9.582287	0.33%	3,260
2018	9.527299	9.550798	0.25%	3,433
2017	9.503678	9.527299	0.25%	5,367
2016	9.386840	9.503678	1.24%	5,485
2015	9.973696	9.386840	-5.88%	6,370
2014*	10.000000	9.973696	-0.26%	7,455
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.559596	14.995919	19.40%	0
2018	13.907653	12.559596	-9.69%	0
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.670402	21.757138	30.51%	0
2018	18.247735	16.670402	-8.64%	0
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.657472	18.495849	18.13%	0
2018	16.889035	15.657472	-7.29%	0
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.378234	21.148915	21.70%	0
2018	19.772275	17.378234	-12.11%	0
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.911507	19.678834	9.87%	0
2018	18.996691	17.911507	-5.71%	0
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.719358	22.567205	20.56%	0
2018	21.795695	18.719358	-14.11%	0
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.506117	23.060535	24.61%	0
2018	21.624091	18.506117	-14.42%	0
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.146773	21.194641	23.61%	0
2018	19.439386	17.146773	-11.79%	0
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.287783	24.087266	31.71%	0
2018	19.297711	18.287783	-5.23%	0
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.474168	23.502746	34.50%	0
2018	18.437259	17.474168	-5.22%	0
2017	14.720697	18.437259	25.25%	0
2016	14.635080	14.720697	0.59%	0
2015	14.171105	14.635080	3.27%	0
2014	13.287443	14.171105	6.65%	0
2013	9.640751	13.287443	37.83%	0
2012*	10.000000	9.640751	-3.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	20.511634	27.521643	34.18%	0
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	18.960256	24.048564	26.84%	0
2018	21.279539	18.960256	-10.90%	0
2017	19.116848	21.279539	11.31%	0
2016	17.627423	19.116848	8.45%	0
2015	19.020703	17.627423	-7.33%	0
2014	17.883026	19.020703	6.36%	0
2013	14.068124	17.883026	27.12%	0
2012	12.560964	14.068124	12.00%	0
2011	12.779332	12.560964	-1.71%	0
2010	11.860299	12.779332	7.75%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.072922	16.659484	18.38%	0
2018	15.813380	14.072922	-11.01%	0
2017	14.480511	15.813380	9.20%	0
2016	12.788500	14.480511	13.23%	0
2015	13.308328	12.788500	-3.91%	0
2014	12.410379	13.308328	7.24%	0
2013	10.080044	12.410379	23.12%	0
2012	9.104547	10.080044	10.71%	0
2011*	10.000000	9.104547	-8.95%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.668244	15.324846	20.97%	0
2018	13.726401	12.668244	-7.71%	0
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	21.134539	27.542147	30.32%	0
2018	21.298462	21.134539	-0.77%	0
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	20.689461	26.162139	26.45%	0
2018	24.744388	20.689461	-16.39%	0
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	27.378326	36.673021	33.95%	0
2018	29.532267	27.378326	-7.29%	0
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	27.185006	37.260849	37.06%	8,885
2018	29.434183	27.185006	-7.64%	9,681
2017	23.236297	29.434183	26.67%	9,742
2016	23.086149	23.236297	0.65%	10,555
2015	22.018866	23.086149	4.85%	11,097
2014	21.164127	22.018866	4.04%	11,247
2013	15.824629	21.164127	33.74%	14,315
2012	13.818060	15.824629	14.52%	15,784
2011	13.897125	13.818060	-0.57%	16,347
2010	11.085415	13.897125	25.36%	17,715

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	20.357322	26.385798	29.61%	5,275
2018	23.843544	20.357322	-14.62%	5,606
2017	17.738413	23.843544	34.42%	6,805
2016	18.020436	17.738413	-1.57%	6,872
2015	17.627536	18.020436	2.23%	7,747
2014	17.521645	17.627536	0.60%	9,922
2013	13.994104	17.521645	25.21%	4,101
2012	11.734129	13.994104	19.26%	4,399
2011	13.009145	11.734129	-9.80%	4,956
2010	11.406210	13.009145	14.05%	7,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.979224	10.874907	8.98%	0
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.603793	10.827097	25.84%	1,302
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	24.517206	31.848381	29.90%	8,919
2018	27.065356	24.517206	-9.41%	10,634
2017	23.537874	27.065356	14.99%	12,024
2016	21.440825	23.537874	9.78%	13,139
2015	21.098313	21.440825	1.62%	13,388
2014	19.378158	21.098313	8.88%	15,199
2013	14.952247	19.378158	29.60%	17,496
2012	13.008854	14.952247	14.94%	21,191
2011	13.228552	13.008854	-1.66%	23,712
2010	11.584325	13.228552	14.19%	25,083

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.608514	21.902229	24.38%	451
2018	19.967032	17.608514	-11.81%	451
2017	17.783522	19.967032	12.28%	451
2016	15.315998	17.783522	16.11%	611
2015	16.549254	15.315998	-7.45%	611
2014	15.032932	16.549254	10.09%	765
2013	10.839177	15.032932	38.69%	310
2012	9.341222	10.839177	16.04%	310
2011	9.712507	9.341222	-3.82%	310
2010	8.002283	9.712507	21.37%	310
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.662807	30.736085	19.77%	0
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	600
2016	24.756157	23.723446	-4.17%	600
2015	27.463854	24.756157	-9.86%	724
2014	29.476705	27.463854	-6.83%	1,621
2013	23.951566	29.476705	23.07%	1,621
2012	20.435570	23.951566	17.21%	1,621
2011	22.391287	20.435570	-8.73%	1,959
2010	20.949286	22.391287	6.88%	302
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.870263	28.291244	9.36%	0
2018	26.875063	25.870263	-3.74%	519
2017	25.614016	26.875063	4.92%	856
2016	22.414337	25.614016	14.28%	961
2015	24.376083	22.414337	-8.05%	442
2014	24.321763	24.376083	0.22%	863
2013	22.379973	24.321763	8.68%	461
2012	19.180786	22.379973	16.68%	479
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.512126	37.324391	35.67%	167
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.685984	10.409984	7.47%	2,285
2018	9.977728	9.685984	-2.92%	3,150
2017	9.815559	9.977728	1.65%	3,150
2016	9.762875	9.815559	0.54%	3,150
2015*	10.000000	9.762875	-2.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	20.101797	27.055882	34.59%	15,379
2018	20.095566	20.101797	0.03%	16,566
2017	15.717118	20.095566	27.86%	17,332
2016	15.675585	15.717118	0.26%	18,733
2015	14.238825	15.675585	10.09%	22,154
2014	13.347475	14.238825	6.68%	22,043
2013	10.368800	13.347475	28.73%	25,253
2012	8.512229	10.368800	21.81%	26,103
2011	9.300365	8.512229	-8.47%	28,350
2010	8.880893	9.300365	4.72%	33,750
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.772897	16.768223	42.43%	9,842
2018	11.863698	11.772897	-0.77%	9,838
2017	8.323581	11.863698	42.53%	9,748
2016	7.433204	8.323581	11.98%	8,751
2015	7.222380	7.433204	2.92%	8,858
2014	6.715779	7.222380	7.54%	7,436
2013	5.043466	6.715779	33.16%	10,631
2012	4.304075	5.043466	17.18%	13,642
2011	4.790931	4.304075	-10.16%	2,181
2010	3.915887	4.790931	22.35%	2,262
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.546520	13.142688	24.62%	9,691
2018	12.637389	10.546520	-16.55%	10,658
2017	9.822826	12.637389	28.65%	11,230
2016	10.705242	9.822826	-8.24%	11,715
2015	11.935803	10.705242	-10.31%	15,163
2014	13.806972	11.935803	-13.55%	14,910
2013	12.284193	13.806972	12.40%	22,700
2012	11.036128	12.284193	11.31%	26,159
2011	16.584115	11.036128	-33.45%	6,608
2010	13.487751	16.584115	22.96%	7,112
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	25.775362	32.134101	24.67%	0
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	361
2013	16.700709	21.730830	30.12%	656
2012	14.106981	16.700709	18.39%	896
2011	14.039775	14.106981	0.48%	289
2010	11.563093	14.039775	21.42%	289

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.869492	10.305696	16.19%	0
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	24.592565	34.170010	38.94%	187
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	260
2012	13.235050	15.736283	18.90%	299
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.556876	30.004213	27.37%	1,564
2018	26.721941	23.556876	-11.84%	988
2017	23.152334	26.721941	15.42%	1,427
2016	20.689497	23.152334	11.90%	1,629
2015	21.234957	20.689497	-2.57%	2,053
2014	19.592324	21.234957	8.38%	2,866
2013	14.691344	19.592324	33.36%	2,931
2012	12.890980	14.691344	13.97%	3,217
2011	13.168233	12.890980	-2.11%	3,076
2010	12.038713	13.168233	9.38%	2,006
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.441611	21.554354	23.58%	642
2018	19.646427	17.441611	-11.22%	783
2017	15.750743	19.646427	24.73%	875
2016	15.421840	15.750743	2.13%	988
2015	14.748434	15.421840	4.57%	235
2014	14.827911	14.748434	-0.54%	2,126
2013	11.812291	14.827911	25.53%	568
2012	10.360352	11.812291	14.01%	1,050
2011	10.724430	10.360352	-3.39%	754
2010*	10.000000	10.724430	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.087056	14.271540	9.05%	1,407
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	641
2016	12.282728	12.818872	4.37%	754
2015	12.570645	12.282728	-2.29%	879
2014	11.850643	12.570645	6.08%	1,071
2013	12.087773	11.850643	-1.96%	364
2012	11.230833	12.087773	7.63%	364
2011	10.808313	11.230833	3.91%	364
2010	10.256771	10.808313	5.38%	364
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	42.396128	47.639255	12.37%	1,270
2018	46.329118	42.396128	-8.49%	1,270
2017	42.935150	46.329118	7.90%	1,346
2016	39.485825	42.935150	8.74%	1,349
2015	40.601309	39.485825	-2.75%	1,357
2014	40.108324	40.601309	1.23%	1,377
2013	44.691789	40.108324	-10.26%	1,386
2012	38.523903	44.691789	16.01%	1,394
2011	36.594804	38.523903	5.27%	1,397
2010	33.904538	36.594804	7.93%	1,449
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.991883	18.522975	15.83%	0
2018	17.392956	15.991883	-8.06%	0
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.427837	21.254228	21.96%	0
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.131510	19.162594	18.79%	1,049
2018	17.263241	16.131510	-6.56%	1,852
2017	15.158080	17.263241	13.89%	2,127
2016	14.139190	15.158080	7.21%	2,127
2015	14.236307	14.139190	-0.68%	9,997
2014	13.787099	14.236307	3.26%	9,379
2013	11.370678	13.787099	21.25%	9,739
2012	9.991547	11.370678	13.80%	12,779
2011	10.065308	9.991547	-0.73%	11,805
2010	9.136156	10.065308	10.17%	11,961
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	506
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.839021	23.646581	32.56%	705
2018	20.027113	17.839021	-10.93%	744
2017	15.547460	20.027113	28.81%	850
2016	15.778035	15.547460	-1.46%	676
2015	15.057525	15.778035	4.79%	685
2014	15.034179	15.057525	0.16%	519
2013	11.882881	15.034179	26.52%	283
2012	9.896797	11.882881	20.07%	266
2011	11.095465	9.896797	-10.80%	2,776
2010	10.136054	11.095465	9.47%	2,893
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.853052	25.439013	28.14%	171
2018	20.321420	19.853052	-2.30%	195
2017	16.167261	20.321420	25.69%	195
2016	15.071677	16.167261	7.27%	682
2015	14.399082	15.071677	4.67%	1,345
2014	13.547789	14.399082	6.28%	1,176
2013	10.627978	13.547789	27.47%	1,317
2012	9.204869	10.627978	15.46%	1,310
2011	9.819331	9.204869	-6.26%	1,828
2010	8.447133	9.819331	16.24%	2,596

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	193
2013	9.254218	12.102238	30.78%	193
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	17.851174	19.166356	7.37%	798
2018	18.588214	17.851174	-3.97%	777
2017	17.773844	18.588214	4.58%	754
2016	16.632981	17.773844	6.86%	719
2015	17.415410	16.632981	-4.49%	1,378
2014	17.045594	17.415410	2.17%	2,436
2013	17.528677	17.045594	-2.76%	2,343
2012	15.878371	17.528677	10.39%	2,172
2011	15.295503	15.878371	3.81%	2,645
2010	14.063112	15.295503	8.76%	2,456
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	20.931001	26.207899	25.21%	4,038
2018	22.949435	20.931001	-8.80%	4,251
2017	19.774620	22.949435	16.05%	4,249
2016	17.054837	19.774620	15.95%	4,603
2015	18.506738	17.054837	-7.85%	5,212
2014	17.236897	18.506738	7.37%	6,012
2013	12.920904	17.236897	33.40%	7,088
2012	11.090374	12.920904	16.51%	10,062
2011	11.544495	11.090374	-3.93%	11,443
2010	10.138888	11.544495	13.86%	13,860
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.555392	11.932742	13.05%	0
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.196168	23.919368	12.85%	2,121
2018	22.220127	21.196168	-4.61%	2,152
2017	21.161950	22.220127	5.00%	3,868
2016	18.847818	21.161950	12.28%	3,934
2015	19.677103	18.847818	-4.21%	3,790
2014	19.509651	19.677103	0.86%	3,712
2013	18.526694	19.509651	5.31%	2,076
2012	16.444472	18.526694	12.66%	2,077
2011	16.104864	16.444472	2.11%	2,230
2010	14.471327	16.104864	11.29%	2,944
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.247143	20.464712	25.96%	7,130
2018	17.348045	16.247143	-6.35%	7,319
2017	14.126998	17.348045	22.80%	7,856
2016	12.643529	14.126998	11.73%	6,666
2015	12.995975	12.643529	-2.71%	7,985
2014	12.395937	12.995975	4.84%	8,072
2013	8.763596	12.395937	41.45%	9,530
2012	7.619990	8.763596	15.01%	9,790
2011	8.766116	7.619990	-13.07%	10,530
2010	7.709797	8.766116	13.70%	12,622
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.591618	15.862067	25.97%	0
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	17.053286	22.331706	30.95%	3,775
2018	20.757249	17.053286	-17.84%	3,959
2017	16.779761	20.757249	23.70%	4,770
2016	17.430349	16.779761	-3.73%	5,022
2015	17.810323	17.430349	-2.13%	5,037
2014	18.293580	17.810323	-2.64%	5,307
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	23.154480	29.446334	27.17%	4,837
2018	23.545874	23.154480	-1.66%	5,694
2017	19.863101	23.545874	18.54%	7,047
2016	18.130502	19.863101	9.56%	7,170
2015	18.263843	18.130502	-0.73%	7,735
2014	16.558718	18.263843	10.30%	9,209
2013	12.842232	16.558718	28.94%	9,814
2012	11.433035	12.842232	12.33%	10,574
2011	11.563297	11.433035	-1.13%	10,877
2010	10.363320	11.563297	11.58%	16,578
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	15,045
2011	10.109875	9.809665	-2.97%	15,045
2010	9.310557	10.109875	8.59%	15,045
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	639
2017	12.937855	14.736256	13.90%	639
2016	12.256900	12.937855	5.56%	639
2015	12.630362	12.256900	-2.96%	639
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.759587	12.799675	8.84%	260
2018	12.277824	11.759587	-4.22%	260
2017	11.736944	12.277824	4.61%	260
2016	11.407105	11.736944	2.89%	260
2015	11.684228	11.407105	-2.37%	260
2014	11.496666	11.684228	1.63%	260
2013	11.140023	11.496666	3.20%	260
2012	10.537207	11.140023	5.72%	260
2011	10.564529	10.537207	-0.26%	260
2010	10.057746	10.564529	5.04%	2,768
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.104112	15.226353	16.20%	646
2018	14.341530	13.104112	-8.63%	2,565
2017	12.794196	14.341530	12.09%	3,694
2016	12.186954	12.794196	4.98%	1,776
2015	12.524925	12.186954	-2.70%	1,776
2014	12.178483	12.524925	2.84%	1,129
2013	10.511275	12.178483	15.86%	1,129
2012	9.511460	10.511275	10.51%	1,129
2011	9.901666	9.511460	-3.94%	1,129
2010	9.039810	9.901666	9.53%	1,129

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.704553	15.161423	10.63%	875
2018	16.529178	13.704553	-17.09%	901
2017	13.694518	16.529178	20.70%	962
2016	13.770088	13.694518	-0.55%	1,142
2015	14.569816	13.770088	-5.49%	1,262
2014	16.128251	14.569816	-9.66%	1,548
2013	13.654891	16.128251	18.11%	1,593
2012	11.612565	13.654891	17.59%	2,149
2011	13.482517	11.612565	-13.87%	2,151
2010	12.890526	13.482517	4.59%	2,219
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	917
2017	12.413066	12.745604	2.68%	988
2016	11.980252	12.413066	3.61%	1,214
2015	12.269614	11.980252	-2.36%	1,994
2014	11.875142	12.269614	3.32%	2,071
2013	12.309680	11.875142	-3.53%	1,473
2012	11.616012	12.309680	5.97%	1,580
2011	11.079660	11.616012	4.84%	1,694
2010	10.522958	11.079660	5.29%	2,267

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	213
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.269156	12.096048	17.79%	0
2018	11.626689	10.269156	-11.68%	0
2017	10.027729	11.626689	15.95%	0
2016	9.153186	10.027729	9.55%	0
2015*	10.000000	9.153186	-8.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.153498	11.734850	15.57%	0
2018	11.200514	10.153498	-9.35%	0
2017	10.004102	11.200514	11.96%	0
2016	9.351434	10.004102	6.98%	0
2015*	10.000000	9.351434	-6.49%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	19.986836	24.167503	20.92%	2,014
2018	24.610636	19.986836	-18.79%	2,063
2017	17.683070	24.610636	39.18%	1,995
2016	16.690897	17.683070	5.94%	1,999
2015	20.202692	16.690897	-17.38%	2,069
2014	21.738751	20.202692	-7.07%	2,170
2013	21.939880	21.738751	-0.92%	664
2012	19.031933	21.939880	15.28%	664
2011	24.928611	19.031933	-23.65%	1,083
2010	21.817344	24.928611	14.26%	1,086
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.669759	15.332391	4.52%	7,286
2018	14.924394	14.669759	-1.71%	9,057
2017	14.864264	14.924394	0.40%	10,256
2016	15.001687	14.864264	-0.92%	11,068
2015	15.269983	15.001687	-1.76%	13,291
2014	14.847745	15.269983	2.84%	15,272
2013	15.735000	14.847745	-5.64%	22,328
2012	15.525064	15.735000	1.35%	23,018
2011	14.717057	15.525064	5.49%	26,562
2010	14.281051	14.717057	3.05%	33,624

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.992913	10.003107	0.10%	13,236
2018	10.022113	9.992913	-0.29%	13,456
2017	10.147023	10.022113	-1.23%	23,364
2016	10.315997	10.147023	-1.64%	25,470
2015	10.489064	10.315997	-1.65%	26,863
2014	10.665034	10.489064	-1.65%	28,755
2013	10.843956	10.665034	-1.65%	33,290
2012	11.026379	10.843956	-1.65%	48,463
2011	11.210847	11.026379	-1.65%	49,567
2010	11.398912	11.210847	-1.65%	38,164
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	13.025452	15.260048	17.16%	1,255
2018	15.497310	13.025452	-15.95%	3,174
2017	12.362574	15.497310	25.36%	3,186
2016	12.461136	12.362574	-0.79%	3,146
2015	13.069787	12.461136	-4.66%	3,105
2014	13.348944	13.069787	-2.09%	3,232
2013	11.518717	13.348944	15.89%	1,814
2012	10.131129	11.518717	13.70%	1,814
2011	11.415524	10.131129	-11.25%	1,814
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.459854	11.276370	19.20%	672
2018	11.201954	9.459854	-15.55%	616
2017	9.151249	11.201954	22.41%	546
2016	9.255949	9.151249	-1.13%	484
2015	9.543806	9.255949	-3.02%	433
2014	10.344002	9.543806	-7.74%	673
2013	8.691317	10.344002	19.02%	626
2012	7.475938	8.691317	16.26%	276
2011	8.721870	7.475938	-14.29%	223
2010	8.257188	8.721870	5.63%	173
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.244500	24.635653	21.69%	11,493
2018	22.586054	20.244500	-10.37%	11,127
2017	19.390319	22.586054	16.48%	13,041
2016	18.009603	19.390319	7.67%	12,743
2015	18.496385	18.009603	-2.63%	12,398
2014	17.913635	18.496385	3.25%	12,471
2013	14.313888	17.913635	25.15%	12,368
2012	12.557531	14.313888	13.99%	12,418
2011	13.290291	12.557531	-5.51%	12,857
2010	11.788571	13.290291	12.74%	13,276

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	411
2017	15.631263	17.085329	9.30%	411
2016	14.950504	15.631263	4.55%	411
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.728646	22.092620	17.96%	465
2018	20.362201	18.728646	-8.02%	465
2017	18.032452	20.362201	12.92%	465
2016	17.017118	18.032452	5.97%	465
2015	17.395140	17.017118	-2.17%	465
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.742741	14.804475	7.73%	5,278
2018	14.231220	13.742741	-3.43%	5,335
2017	13.691278	14.231220	3.94%	5,409
2016	13.351094	13.691278	2.55%	5,757
2015	13.539235	13.351094	-1.39%	6,054
2014	13.250871	13.539235	2.18%	6,348
2013	12.852190	13.250871	3.10%	7,366
2012	12.425243	12.852190	3.44%	8,817
2011	12.273494	12.425243	1.24%	10,765
2010	11.784925	12.273494	4.15%	11,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.629115	20.414940	15.80%	18,891
2018	19.006098	17.629115	-7.24%	23,498
2017	17.111993	19.006098	11.07%	25,310
2016	16.238382	17.111993	5.38%	25,396
2015	16.566255	16.238382	-1.98%	25,312
2014	16.014452	16.566255	3.45%	27,964
2013	13.961615	16.014452	14.70%	30,553
2012	12.811240	13.961615	8.98%	33,138
2011	13.030994	12.811240	-1.69%	35,498
2010	11.945785	13.030994	9.08%	50,871
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.342155	23.175414	19.82%	15,585
2018	21.315490	19.342155	-9.26%	15,649
2017	18.574136	21.315490	14.76%	16,267
2016	17.408387	18.574136	6.70%	16,739
2015	17.830585	17.408387	-2.37%	21,348
2014	17.273480	17.830585	3.23%	23,664
2013	14.351642	17.273480	20.36%	25,592
2012	12.827832	14.351642	11.88%	27,319
2011	13.325997	12.827832	-3.74%	43,301
2010	12.008250	13.325997	10.97%	47,811
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.917490	17.765627	11.61%	1,859
2018	16.813496	15.917490	-5.33%	1,958
2017	15.652932	16.813496	7.41%	2,635
2016	15.056168	15.652932	3.96%	2,729
2015	15.313449	15.056168	-1.68%	3,051
2014	14.865813	15.313449	3.01%	3,275
2013	13.679526	14.865813	8.67%	3,611
2012	12.874464	13.679526	6.25%	4,277
2011	12.825438	12.874464	0.38%	4,394
2010	12.017093	12.825438	6.73%	5,125
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.748882	7.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.914940	22.998526	28.38%	10,886
2018	18.795560	17.914940	-4.69%	11,032
2017	14.676860	18.795560	28.06%	11,194
2016	14.602627	14.676860	0.51%	11,948
2015	14.354615	14.602627	1.73%	12,167
2014	13.216205	14.354615	8.61%	15,520
2013	9.973093	13.216205	32.52%	18,289
2012	8.715404	9.973093	14.43%	25,596
2011	9.126546	8.715404	-4.50%	26,012
2010	8.033533	9.126546	13.61%	29,785
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.582417	38.685053	35.35%	22,758
2018	29.439387	28.582417	-2.91%	24,330
2017	23.510413	29.439387	25.22%	27,848
2016	23.065901	23.510413	1.93%	28,374
2015	22.316302	23.065901	3.36%	31,590
2014	20.855456	22.316302	7.00%	35,739
2013	15.511833	20.855456	34.45%	45,953
2012	13.289460	15.511833	16.72%	55,856
2011	13.820663	13.289460	-3.84%	64,905
2010	12.915827	13.820663	7.01%	74,925
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.738283	29.639423	24.86%	12,365
2018	26.628204	23.738283	-10.85%	12,641
2017	24.912377	26.628204	6.89%	15,004
2016	21.030740	24.912377	18.46%	15,374
2015	22.338693	21.030740	-5.86%	16,752
2014	20.079314	22.338693	11.25%	19,219
2013	15.478551	20.079314	29.72%	22,300
2012	13.726207	15.478551	12.77%	25,053
2011	13.866343	13.726207	-1.01%	27,363
2010	12.425797	13.866343	11.59%	35,123

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	46.373752	57.307892	23.58%	3,489
2018	53.214361	46.373752	-12.85%	4,003
2017	46.730765	53.214361	13.87%	4,266
2016	39.498508	46.730765	18.31%	4,471
2015	41.205435	39.498508	-4.14%	4,845
2014	38.289697	41.205435	7.61%	5,796
2013	29.261437	38.289697	30.85%	6,531
2012	25.327907	29.261437	15.53%	6,682
2011	26.424307	25.327907	-4.15%	7,781
2010	21.289110	26.424307	24.12%	10,374
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.564962	9.817673	14.63%	239
2018	10.513950	8.564962	-18.54%	251
2017	8.696196	10.513950	20.90%	265
2016	8.402621	8.696196	3.49%	280
2015	9.004606	8.402621	-6.69%	311
2014*	10.000000	9.004606	-9.95%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.250271	21.275366	23.33%	936
2018	19.839837	17.250271	-13.05%	1,080
2017	17.611431	19.839837	12.65%	1,099
2016	15.389822	17.611431	14.44%	1,271
2015	16.157176	15.389822	-4.75%	1,298
2014	14.864745	16.157176	8.69%	2,055
2013	11.159296	14.864745	33.21%	1,851
2012	9.631549	11.159296	15.86%	2,422
2011	10.399117	9.631549	-7.38%	2,320
2010*	10.000000	10.399117	3.99%	4,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.189783	17.458328	23.03%	0
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	1,255
2010	7.867363	8.723860	10.89%	2,138

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.993015	21.916001	21.80%	10,667
2018	21.068266	17.993015	-14.60%	11,422
2017	18.816657	21.068266	11.97%	10,484
2016	16.269097	18.816657	15.66%	10,960
2015	17.033591	16.269097	-4.49%	11,393
2014	14.800321	17.033591	15.09%	12,745
2013	11.091371	14.800321	33.44%	16,094
2012	9.693418	11.091371	14.42%	16,820
2011	10.089948	9.693418	-3.93%	17,791
2010	8.575528	10.089948	17.66%	17,965
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	24.700558	32.968703	33.47%	2,146
2018	27.283743	24.700558	-9.47%	2,580
2017	22.205325	27.283743	22.87%	3,305
2016	20.845623	22.205325	6.52%	3,345
2015	21.036305	20.845623	-0.91%	3,264
2014	20.804328	21.036305	1.12%	3,365
2013	14.660146	20.804328	41.91%	4,147
2012	13.140838	14.660146	11.56%	4,300
2011	13.448046	13.140838	-2.28%	5,191
2010	10.899692	13.448046	23.38%	6,914
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	50.976672	59.661716	17.04%	3,259
2018	62.419206	50.976672	-18.33%	3,874
2017	58.189508	62.419206	7.27%	4,665
2016	46.979790	58.189508	23.86%	4,764
2015	50.829279	46.979790	-7.57%	5,188
2014	48.290989	50.829279	5.26%	5,937
2013	34.971850	48.290989	38.09%	6,904
2012	29.523646	34.971850	18.45%	7,330
2011	31.621378	29.523646	-6.63%	8,502
2010	25.395119	31.621378	24.52%	9,515
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	43.865509	54.206856	23.58%	2,220
2018	51.056408	43.865509	-14.08%	2,345
2017	45.741105	51.056408	11.62%	2,771
2016	37.861612	45.741105	20.81%	2,880
2015	39.136843	37.861612	-3.26%	3,240
2014	39.471739	39.136843	-0.85%	3,656
2013	28.482329	39.471739	38.58%	3,828
2012	25.074127	28.482329	13.59%	4,360
2011	26.994603	25.074127	-7.11%	5,136
2010	21.901665	26.994603	23.25%	6,353

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	17.090001	21.179401	23.93%	1,419
2018	18.446554	17.090001	-7.35%	1,442
2017	15.811271	18.446554	16.67%	1,510
2016	14.599508	15.811271	8.30%	1,710
2015	14.892679	14.599508	-1.97%	1,843
2014	13.690911	14.892679	8.78%	2,088
2013	10.031599	13.690911	36.48%	2,138
2012	9.148330	10.031599	9.65%	2,593
2011	9.606980	9.148330	-4.77%	2,614
2010	7.904167	9.606980	21.54%	2,704
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.710503	17.624321	28.55%	8,394
2018	14.511046	13.710503	-5.52%	8,931
2017	13.853685	14.511046	4.75%	11,339
2016	13.121192	13.853685	5.58%	11,341
2015	14.096552	13.121192	-6.92%	12,997
2014	11.120712	14.096552	26.76%	13,894
2013	10.973139	11.120712	1.34%	16,178
2012	9.636371	10.973139	13.87%	16,449
2011	9.199628	9.636371	4.75%	17,887
2010	7.185158	9.199628	28.04%	19,961
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.747039	20.263455	28.68%	1,781
2018	16.833064	15.747039	-6.45%	2,134
2017	14.118129	16.833064	19.23%	4,049
2016	12.885837	14.118129	9.56%	3,613
2015	12.979641	12.885837	-0.72%	3,260
2014	11.671121	12.979641	11.21%	441
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.080203	10.319089	2.37%	1,296
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	1,552
2013	10.584447	10.420778	-1.55%	4,207
2012	10.396146	10.584447	1.81%	4,207
2011	10.434627	10.396146	-0.37%	4,693
2010	10.358995	10.434627	0.73%	4,693

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	251
2013*	10.000000	12.539903	25.40%	251
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	17.050897	23.016954	34.99%	23,216
2018	18.613910	17.050897	-8.40%	24,011
2017	14.815684	18.613910	25.64%	25,788
2016	14.148778	14.815684	4.71%	28,186
2015	14.412852	14.148778	-1.83%	29,649
2014	14.086295	14.412852	2.32%	32,874
2013	10.308026	14.086295	36.65%	34,577
2012	9.121841	10.308026	13.00%	41,926
2011	9.684178	9.121841	-5.81%	46,133
2010	7.764221	9.684178	24.73%	56,677
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.043149	14.388720	30.30%	0
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.848015	10.042607	1.98%	2,972
2018	9.912943	9.848015	-0.65%	3,016
2017	9.989767	9.912943	-0.77%	3,072
2016	10.034563	9.989767	-0.45%	3,138
2015	10.184191	10.034563	-1.47%	4,042
2014	10.292279	10.184191	-1.05%	5,589
2013	10.400788	10.292279	-1.04%	5,589
2012	10.110137	10.400788	2.87%	2,718
2011	10.249691	10.110137	-1.36%	3,567
2010	9.898494	10.249691	3.55%	3,447
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.744126	28.159080	23.81%	328
2018	24.532624	22.744126	-7.29%	324
2017	21.061469	24.532624	16.48%	324
2016	19.491551	21.061469	8.05%	324
2015	19.910873	19.491551	-2.11%	324
2014	18.340796	19.910873	8.56%	324
2013	13.552243	18.340796	35.33%	793
2012	12.416826	13.552243	9.14%	324
2011	13.025977	12.416826	-4.68%	324
2010	10.780466	13.025977	20.83%	324

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	275
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.457345	11.791779	12.76%	0
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.078319	11.649234	5.15%	49
2018	11.743583	11.078319	-5.66%	49
2017	10.782586	11.743583	8.91%	49
2016	10.653665	10.782586	1.21%	49
2015	11.669747	10.653665	-8.71%	49
2014	11.829924	11.669747	-1.35%	49
2013	12.873813	11.829924	-8.11%	49
2012	12.439490	12.873813	3.49%	49
2011	11.665801	12.439490	6.63%	640
2010	10.845085	11.665801	7.57%	49
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.943509	11.185251	2.21%	1,645
2018	11.101800	10.943509	-1.43%	1,698
2017	11.147944	11.101800	-0.41%	1,724
2016	11.188458	11.147944	-0.36%	1,952
2015	11.352455	11.188458	-1.44%	2,002
2014	11.457181	11.352455	-0.91%	2,017
2013	11.676512	11.457181	-1.88%	2,036
2012	11.227334	11.676512	4.00%	2,048
2011	11.301282	11.227334	-0.65%	2,067
2010	10.924366	11.301282	3.45%	3,396

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.851617	13.705732	6.65%	0
2018	13.364174	12.851617	-3.84%	0
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.882329	15.859673	6.57%	0
2018	15.214887	14.882329	-2.19%	0
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.638761	11.326152	6.46%	4,672
2018	10.887371	10.638761	-2.28%	4,525
2017	10.560804	10.887371	3.09%	6,113
2016	10.467077	10.560804	0.90%	6,176
2015	10.607078	10.467077	-1.32%	4,482
2014	10.353544	10.607078	2.45%	4,852
2013	10.747901	10.353544	-3.67%	5,905
2012	9.980493	10.747901	7.69%	2,827
2011*	10.000000	9.980493	-0.20%	2,373
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.715889	11.959112	23.09%	0
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	12.053642	14.172484	17.58%	0
2018	13.476004	12.053642	-10.55%	0
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.911659	42.900842	26.51%	1,294
2018	34.190769	33.911659	-0.82%	2,042
2017	27.306204	34.190769	25.21%	2,661
2016	31.095173	27.306204	-12.19%	3,260
2015	28.111261	31.095173	10.61%	3,048
2014	21.781571	28.111261	29.06%	1,776
2013	14.714212	21.781571	48.03%	630
2012	11.421095	14.714212	28.83%	188
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	50.320600	64.632456	28.44%	85
2018	66.877143	50.320600	-24.76%	86
2017	45.019543	66.877143	48.55%	436
2016	45.725804	45.019543	-1.54%	437
2015	54.057269	45.725804	-15.41%	439
2014	55.193348	54.057269	-2.06%	288
2013	50.097390	55.193348	10.17%	338
2012	39.242213	50.097390	27.66%	403
2011	53.728614	39.242213	-26.96%	136
2010	43.069151	53.728614	24.75%	136
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	23.489245	25.843607	10.02%	368
2018	33.303108	23.489245	-29.47%	373
2017	34.445125	33.303108	-3.32%	378
2016	24.369415	34.445125	41.35%	384
2015	37.231921	24.369415	-34.55%	390
2014	46.797274	37.231921	-20.44%	396
2013	43.047760	46.797274	8.71%	402
2012	42.338165	43.047760	1.68%	408
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.493669	22.088791	26.27%	0
2018	20.518346	17.493669	-14.74%	0
2017	16.497039	20.518346	24.38%	0
2016	16.144138	16.497039	2.19%	0
2015	16.942580	16.144138	-4.71%	0
2014	15.632390	16.942580	8.38%	834
2013	11.867938	15.632390	31.72%	834
2012	10.378054	11.867938	14.36%	834
2011	11.325020	10.378054	-8.36%	834
2010	10.249634	11.325020	10.49%	834
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.842620	35.409939	22.77%	58
2018	28.950352	28.842620	-0.37%	58
2017	23.387086	28.950352	23.79%	58
2016	22.068751	23.387086	5.97%	58
2015	23.105049	22.068751	-4.49%	58
2014	23.942312	23.105049	-3.50%	58
2013	16.204260	23.942312	47.75%	58
2012	15.274494	16.204260	6.09%	58
2011	16.278538	15.274494	-6.17%	58
2010	13.055981	16.278538	24.68%	58

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.516867	13.046507	13.28%	0
2018	12.646360	11.516867	-8.93%	0
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.638044	8.768793	14.80%	0
2018*	10.000000	7.638044	-23.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.549494	32.470947	17.86%	108
2018	33.090050	27.549494	-16.74%	102
2017	29.827760	33.090050	10.94%	90
2016	24.314054	29.827760	22.68%	90
2015	26.228027	24.314054	-7.30%	120
2014	24.490673	26.228027	7.09%	165
2013	18.101473	24.490673	35.30%	146
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	1,501
2010	13.906134	17.304699	24.44%	2,940
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.515715	13.398223	7.05%	0
2018	13.102691	12.515715	-4.48%	0
2017	12.856591	13.102691	1.91%	88
2016	12.528627	12.856591	2.62%	187
2015	13.067853	12.528627	-4.13%	200
2014	12.869199	13.067853	1.54%	214
2013	14.304737	12.869199	-10.04%	229
2012	13.551810	14.304737	5.56%	713
2011	12.336573	13.551810	9.85%	1,397
2010	11.938727	12.336573	3.33%	1,666
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	17.811294	21.701732	21.84%	872
2018	19.457354	17.811294	-8.46%	2,193
2017	16.427426	19.457354	18.44%	2,564
2016	14.725199	16.427426	11.56%	2,821
2015	15.871985	14.725199	-7.23%	3,070
2014	14.351957	15.871985	10.59%	4,394
2013	10.749429	14.351957	33.51%	698
2012	9.530529	10.749429	12.79%	9,443
2011	9.402390	9.530529	1.36%	928
2010	8.379453	9.402390	12.21%	935

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	13.543551	17.097088	26.24%	0
2018	16.253098	13.543551	-16.67%	0
2017	12.600929	16.253098	28.98%	0
2016	13.564079	12.600929	-7.10%	0
2015	13.694840	13.564079	-0.95%	0
2014	14.743615	13.694840	-7.11%	0
2013	12.252580	14.743615	20.33%	0
2012	10.287859	12.252580	19.10%	0
2011	11.898375	10.287859	-13.54%	0
2010	10.683757	11.898375	11.37%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.208989	26.925885	26.96%	0
2018	24.755532	21.208989	-14.33%	0
2017	22.545819	24.755532	9.80%	0
2016	18.667999	22.545819	20.77%	0
2015	19.266913	18.667999	-3.11%	0
2014	16.835209	19.266913	14.44%	0
2013	13.162337	16.835209	27.90%	1,208
2012	11.510986	13.162337	14.35%	0
2011	11.791438	11.510986	-2.38%	2,076
2010	10.058556	11.791438	17.23%	1,139
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	25.268468	31.553999	24.87%	0
2018	28.297407	25.268468	-10.70%	0
2017	26.469882	28.297407	6.90%	0
2016	22.349185	26.469882	18.44%	0
2015	23.654537	22.349185	-5.52%	0
2014	21.280119	23.654537	11.16%	0
2013	16.433997	21.280119	29.49%	0
2012	14.591976	16.433997	12.62%	0
2011	14.694748	14.591976	-0.70%	0
2010	13.179603	14.694748	11.50%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.246644	11.569465	12.91%	0
2018	10.734901	10.246644	-4.55%	0
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.741323	10.451623	7.29%	0
2018	9.982726	9.741323	-2.42%	0
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.581533	14.511003	25.29%	0
2018	12.726837	11.581533	-9.00%	0
2017	11.113593	12.726837	14.52%	0
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.114799	17.495943	15.75%	7
2018	16.638708	15.114799	-9.16%	7
2017	14.885126	16.638708	11.78%	1,677
2016	14.586794	14.885126	2.05%	1,677
2015	14.989140	14.586794	-2.68%	1,677
2014	14.959326	14.989140	0.20%	2,308
2013	13.300593	14.959326	12.47%	2,342
2012	12.304760	13.300593	8.09%	2,621
2011	12.989971	12.304760	-5.27%	2,558
2010	12.039340	12.989971	7.90%	8,325
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.045543	13.013599	17.82%	398
2018	13.328353	11.045543	-17.13%	1,392
2017	11.785568	13.328353	13.09%	1,554
2016	10.406780	11.785568	13.25%	1,737
2015	10.860031	10.406780	-4.17%	1,804
2014*	10.000000	10.860031	8.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	27.752367	33.340389	20.14%	91
2018	31.019280	27.752367	-10.53%	91
2017	28.072283	31.019280	10.50%	91
2016	22.712961	28.072283	23.60%	94
2015	23.656880	22.712961	-3.99%	102
2014	22.893519	23.656880	3.33%	102
2013	16.550657	22.893519	38.32%	188
2012	14.547509	16.550657	13.77%	402
2011	14.715765	14.547509	-1.14%	2,222
2010	11.897305	14.715765	23.69%	2,222
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	18.365627	23.584959	28.42%	3,930
2018	19.593287	18.365627	-6.27%	5,447
2017	16.398851	19.593287	19.48%	9,355
2016	14.933392	16.398851	9.81%	11,691
2015	15.025305	14.933392	-0.61%	21,951
2014	13.476043	15.025305	11.50%	20,284
2013	10.383420	13.476043	29.78%	23,403
2012	9.127006	10.383420	13.77%	24,907
2011	9.113400	9.127006	0.15%	30,124
2010	8.072997	9.113400	12.89%	42,339

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.983339	18.468486	32.07%	603
2018	14.881642	13.983339	-6.04%	605
2017	13.125593	14.881642	13.38%	607
2016	12.097066	13.125593	8.50%	609
2015	12.712407	12.097066	-4.84%	1,032
2014	11.398795	12.712407	11.52%	1,295
2013	8.631440	11.398795	32.06%	1,437
2012	7.841992	8.631440	10.07%	1,862
2011	7.906074	7.841992	-0.81%	2,180
2010	7.004877	7.906074	12.87%	2,219
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	17.914333	23.914199	33.49%	0
2018	19.566697	17.914333	-8.44%	911
2017	15.631516	19.566697	25.17%	1,068
2016	14.736326	15.631516	6.07%	3,260
2015	15.370610	14.736326	-4.13%	3,339
2014	14.465897	15.370610	6.25%	4,739
2013	12.151577	14.465897	19.05%	6,398
2012	11.194577	12.151577	8.55%	13,453
2011	10.446304	11.194577	7.16%	6,599
2010	9.215280	10.446304	13.36%	7,177
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.204848	20.595629	19.71%	0
2018	21.630803	17.204848	-20.46%	0
2017	17.648143	21.630803	22.57%	0
2016	15.334663	17.648143	15.09%	0
2015	15.963347	15.334663	-3.94%	0
2014	15.984606	15.963347	-0.13%	0
2013	10.946474	15.984606	46.03%	0
2012	9.236792	10.946474	18.51%	0
2011	10.906378	9.236792	-15.31%	0
2010	8.459651	10.906378	28.92%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.605736	11.002592	14.54%	19
2018	10.179859	9.605736	-5.64%	19
2017*	10.000000	10.179859	1.80%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.461990	16.901324	25.55%	0
2018	16.490324	13.461990	-18.36%	0
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.289485	10.830557	5.26%	0
2018	10.477416	10.289485	-1.79%	0
2017	10.303421	10.477416	1.69%	0
2016	9.620496	10.303421	7.10%	0
2015	9.884955	9.620496	-2.68%	0
2014*	10.000000	9.884955	-1.15%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	16.913774	18.196371	7.58%	714
2018	17.310538	16.913774	-2.29%	957
2017	16.926020	17.310538	2.27%	2,549
2016	16.583729	16.926020	2.06%	3,625
2015	16.911708	16.583729	-1.94%	9,599
2014	16.575449	16.911708	2.03%	12,149
2013	16.689388	16.575449	-0.68%	9,458
2012	15.474309	16.689388	7.85%	8,800
2011	15.391419	15.474309	0.54%	8,944
2010	14.430333	15.391419	6.66%	11,463
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.222648	10.442551	27.00%	0
2018*	10.000000	8.222648	-17.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.569713	16.613457	14.03%	0
2018	15.457543	14.569713	-5.74%	0
2017	13.916204	15.457543	11.08%	0
2016	13.446553	13.916204	3.49%	22
2015	13.721899	13.446553	-2.01%	79
2014	13.377362	13.721899	2.58%	140
2013	12.001362	13.377362	11.47%	199
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.688589	17.327979	17.97%	0
2018	15.894089	14.688589	-7.58%	0
2017	13.881704	15.894089	14.50%	0
2016	13.316455	13.881704	4.24%	0
2015	13.596588	13.316455	-2.06%	0
2014	13.215338	13.596588	2.88%	0
2013	11.594022	13.215338	13.98%	0
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.209258	18.594838	22.26%	0
2018	16.798272	15.209258	-9.46%	0
2017	14.143539	16.798272	18.77%	0
2016	13.506795	14.143539	4.71%	0
2015	13.786711	13.506795	-2.03%	0
2014	13.374945	13.786711	3.08%	0
2013	11.198787	13.374945	19.43%	0
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.158095	13.613498	22.01%	642
2018	11.879746	11.158095	-6.07%	642
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	25.583861	33.058164	29.21%	0
2018	27.834576	25.583861	-8.09%	0
2017	23.253776	27.834576	19.70%	0
2016	21.920480	23.253776	6.08%	0
2015	22.175887	21.920480	-1.15%	0
2014	20.175331	22.175887	9.92%	0
2013	15.649850	20.175331	28.92%	0
2012	13.688707	15.649850	14.33%	0
2011	14.302108	13.688707	-4.29%	0
2010	12.423730	14.302108	15.12%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	27.121491	34.998555	29.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.395607	7.984109	7.96%	0
2018	10.001429	7.395607	-26.05%	0
2017	10.464327	10.001429	-4.42%	0
2016	7.973259	10.464327	31.24%	13
2015	10.235156	7.973259	-22.10%	46
2014	11.936097	10.235156	-14.25%	0
2013	9.780820	11.936097	22.04%	0
2012	9.500586	9.780820	2.95%	287
2011	10.194669	9.500586	-6.81%	6,795
2010	8.703507	10.194669	17.13%	6,639

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.643164	22.082282	25.16%	1,782
2018	19.596223	17.643164	-9.97%	1,944
2017	17.671373	19.596223	10.89%	3,343
2016	15.246536	17.671373	15.90%	8,172
2015	16.171429	15.246536	-5.72%	11,494
2014	15.141836	16.171429	6.80%	11,439
2013	12.032916	15.141836	25.84%	13,017
2012	10.446041	12.032916	15.19%	19,646
2011	10.535840	10.446041	-0.85%	22,562
2010	9.312785	10.535840	13.13%	26,627
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.492298	14.649946	27.48%	0
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	18.817035	26.025211	38.31%	0
2018	17.040495	18.817035	10.43%	0
2017	12.897415	17.040495	32.12%	0
2016	13.087534	12.897415	-1.45%	0
2015	12.622002	13.087534	3.69%	0
2014	11.453989	12.622002	10.20%	0
2013	8.457071	11.453989	35.44%	0
2012	7.201936	8.457071	17.43%	0
2011	7.169893	7.201936	0.45%	0
2010	5.898522	7.169893	21.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.855033	24.870526	31.90%	5,260
2018	19.235964	18.855033	-1.98%	6,514
2017	14.494172	19.235964	32.72%	7,631
2016	14.639668	14.494172	-0.99%	8,271
2015	13.911694	14.639668	5.23%	8,962
2014	12.728212	13.911694	9.30%	13,075
2013	9.506510	12.728212	33.89%	11,152
2012	8.443178	9.506510	12.59%	12,551
2011	8.576777	8.443178	-1.56%	19,655
2010	7.033050	8.576777	21.95%	23,247

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	14.193819	16.034291	12.97%	263
2018	14.980015	14.193819	-5.25%	362
2017	14.232004	14.980015	5.26%	362
2016	12.658153	14.232004	12.43%	750
2015	13.379613	12.658153	-5.39%	747
2014	13.466297	13.379613	-0.64%	362
2013	12.939146	13.466297	4.07%	362
2012	11.527067	12.939146	12.25%	362
2011	11.282982	11.527067	2.16%	362
2010	10.087208	11.282982	11.85%	7,203
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.768607	14.831329	7.72%	1,336
2018	14.097158	13.768607	-2.33%	4,390
2017	13.767772	14.097158	2.39%	4,505
2016	13.385717	13.767772	2.85%	4,395
2015	13.714017	13.385717	-2.39%	4,427
2014	13.192094	13.714017	3.96%	391
2013	13.678721	13.192094	-3.56%	392
2012	13.156851	13.678721	3.97%	393
2011	12.483852	13.156851	5.39%	394
2010	11.794012	12.483852	5.85%	2,035
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.966062	20.571585	21.25%	0
2018	20.221609	16.966062	-16.10%	0
2017	17.041927	20.221609	18.66%	0
2016	15.462861	17.041927	10.21%	0
2015	15.969821	15.462861	-3.17%	281
2014	15.298100	15.969821	4.39%	0
2013	11.437780	15.298100	33.75%	0
2012	10.140302	11.437780	12.80%	337
2011	11.553557	10.140302	-12.23%	2,576
2010	9.132006	11.553557	26.52%	2,685
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	13.310157	16.704734	25.50%	182
2018	15.909896	13.310157	-16.34%	182
2017	12.439458	15.909896	27.90%	182
2016	13.337069	12.439458	-6.73%	600
2015	13.110149	13.337069	1.73%	548
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	36
2010	10.581339	11.753048	11.07%	91
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.353322	11.304356	20.86%	0
2018	10.172675	9.353322	-8.05%	0
2017*	10.000000	10.172675	1.73%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	20.930627	27.630291	32.01%	332
2018	25.759102	20.930627	-18.74%	343
2017	21.980623	25.759102	17.19%	339
2016	20.423816	21.980623	7.62%	343
2015	21.431765	20.423816	-4.70%	360
2014	20.434843	21.431765	4.88%	410
2013	15.936247	20.434843	28.23%	1,396
2012	12.755538	15.936247	24.94%	150
2011	14.235332	12.755538	-10.40%	150
2010	11.451772	14.235332	24.31%	533
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.358429	14.560925	17.82%	0
2018	13.916139	12.358429	-11.19%	0
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	4,745
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.391923	17.560034	14.09%	6
2018	16.363924	15.391923	-5.94%	6
2017	15.177920	16.363924	7.81%	6
2016	13.540774	15.177920	12.09%	49
2015	14.820474	13.540774	-8.63%	162
2014	14.411563	14.820474	2.84%	1,363
2013	12.866930	14.411563	12.00%	1,111
2012	11.619776	12.866930	10.73%	1,239
2011	11.545028	11.619776	0.65%	5,483
2010	10.423613	11.545028	10.76%	5,989
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.201110	20.121828	24.20%	342
2018	18.919117	16.201110	-14.37%	343
2017	17.392725	18.919117	8.78%	327
2016	13.590076	17.392725	27.98%	334
2015	14.927871	13.590076	-8.96%	384
2014	15.099867	14.927871	-1.14%	449
2013	11.275001	15.099867	33.92%	405
2012	9.688855	11.275001	16.37%	208
2011	10.241189	9.688855	-5.39%	208
2010	8.125063	10.241189	26.04%	209

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.715872	12.100460	24.54%	0
2018	11.739161	9.715872	-17.24%	0
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.193473	16.852473	10.92%	0
2018	18.243394	15.193473	-16.72%	0
2017	15.858746	18.243394	15.04%	0
2016	15.008157	15.858746	5.67%	0
2015	16.295779	15.008157	-7.90%	0
2014	18.602964	16.295779	-12.40%	0
2013	15.351649	18.602964	21.18%	0
2012	13.168820	15.351649	16.58%	0
2011	14.958630	13.168820	-11.97%	0
2010	14.002395	14.958630	6.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.972671	8.819058	10.62%	0
2018	9.592689	7.972671	-16.89%	0
2017	8.362186	9.592689	14.72%	0
2016	7.936915	8.362186	5.36%	0
2015	8.634856	7.936915	-8.08%	0
2014*	10.000000	8.634856	-13.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.528123	9.554681	0.28%	366
2018	9.509553	9.528123	0.20%	296
2017	9.490796	9.509553	0.20%	284
2016	9.378867	9.490796	1.19%	319
2015	9.970295	9.378867	-5.93%	427
2014*	10.000000	9.970295	-0.30%	2,663
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.546406	12.704945	10.03%	0
2018	12.279648	11.546406	-5.97%	0
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.380284	10.034280	6.97%	0
2018*	10.000000	9.380284	-6.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.468519	9.774163	3.23%	0
2018	10.148167	9.468519	-6.70%	0
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.479570	14.892796	19.34%	0
2018	13.826109	12.479570	-9.74%	0
2017	12.223863	13.826109	13.11%	0
2016	11.265732	12.223863	8.50%	0
2015	11.537438	11.265732	-2.35%	0
2014	11.177624	11.537438	3.22%	0
2013	9.532507	11.177624	17.26%	0
2012	8.319211	9.532507	14.58%	0
2011	10.051641	8.319211	-17.24%	0
2010	8.838615	10.051641	13.72%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.564238	21.607597	30.45%	0
2018	18.140801	16.564238	-8.69%	0
2017	14.802018	18.140801	22.56%	0
2016	13.858136	14.802018	6.81%	0
2015	14.109019	13.858136	-1.78%	0
2014	12.696216	14.109019	11.13%	0
2013	9.895548	12.696216	28.30%	0
2012	8.694161	9.895548	13.82%	0
2011	9.244179	8.694161	-5.95%	0
2010	7.573146	9.244179	22.07%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.557801	18.368776	18.07%	0
2018	16.790114	15.557801	-7.34%	0
2017	14.931388	16.790114	12.45%	0
2016	14.061854	14.931388	6.18%	0
2015	14.289737	14.061854	-1.59%	0
2014	13.622699	14.289737	4.90%	0
2013	12.121238	13.622699	12.39%	0
2012	10.885050	12.121238	11.36%	0
2011	11.000962	10.885050	-1.05%	0
2010	10.122027	11.000962	8.68%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.267482	21.003457	21.64%	0
2018	19.656323	17.267482	-12.15%	0
2017	17.421242	19.656323	12.83%	0
2016	14.441346	17.421242	20.63%	0
2015	15.415765	14.441346	-6.32%	0
2014	14.573167	15.415765	5.78%	0
2013	11.128898	14.573167	30.95%	0
2012	9.802126	11.128898	13.54%	0
2011	10.424398	9.802126	-5.97%	0
2010	9.093641	10.424398	14.63%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.797492	19.543622	9.81%	0
2018	18.885429	17.797492	-5.76%	0
2017	18.083841	18.885429	4.43%	0
2016	15.653426	18.083841	15.53%	0
2015	16.579466	15.653426	-5.59%	0
2014	16.452624	16.579466	0.77%	0
2013	15.586476	16.452624	5.56%	0
2012	13.804297	15.586476	12.91%	0
2011	14.047643	13.804297	-1.73%	0
2010	12.380040	14.047643	13.47%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.600170	22.412117	20.49%	0
2018	21.668005	18.600170	-14.16%	0
2017	21.255589	21.668005	1.94%	0
2016	17.078242	21.255589	24.46%	0
2015	18.604966	17.078242	-8.21%	0
2014	19.191875	18.604966	-3.06%	0
2013	14.272277	19.191875	34.47%	0
2012	12.149533	14.272277	17.47%	0
2011	12.956311	12.149533	-6.23%	0
2010	10.813656	12.956311	19.81%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.388285	22.902065	24.55%	0
2018	21.497405	18.388285	-14.46%	0
2017	19.231689	21.497405	11.78%	0
2016	15.434036	19.231689	24.61%	0
2015	16.845460	15.434036	-8.38%	0
2014	16.981743	16.845460	-0.80%	0
2013	12.957420	16.981743	31.06%	0
2012	11.255230	12.957420	15.12%	0
2011	12.377138	11.255230	-9.06%	0
2010	10.688598	12.377138	15.80%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	17.037590	21.048977	23.54%	0
2018	19.325492	17.037590	-11.84%	0
2017	16.063566	19.325492	20.31%	0
2016	14.402680	16.063566	11.53%	0
2015	14.843919	14.402680	-2.97%	0
2014	13.879092	14.843919	6.95%	0
2013	9.989544	13.879092	38.94%	0
2012	9.110040	9.989544	9.65%	0
2011	9.452467	9.110040	-3.62%	0
2010	7.391211	9.452467	27.89%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.171366	23.921761	31.65%	0
2018	19.184681	18.171366	-5.28%	0
2017	14.999526	19.184681	27.90%	0
2016	14.034265	14.999526	6.88%	0
2015	13.533900	14.034265	3.70%	0
2014	11.947479	13.533900	13.28%	0
2013	9.475053	11.947479	26.09%	0
2012	8.706427	9.475053	8.83%	0
2011	9.256731	8.706427	-5.94%	0
2010	8.072754	9.256731	14.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.414950	23.411186	34.43%	0
2018	18.384177	17.414950	-5.27%	0
2017	14.685760	18.384177	25.18%	0
2016	14.607755	14.685760	0.53%	0
2015	14.151836	14.607755	3.22%	0
2014	13.276121	14.151836	6.60%	0
2013	9.637427	13.276121	37.76%	0
2012*	10.000000	9.637427	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	20.338522	27.275515	34.11%	0
2018	21.529891	20.338522	-5.53%	0
2017	17.241232	21.529891	24.87%	0
2016	17.191840	17.241232	0.29%	0
2015	16.696082	17.191840	2.97%	0
2014	15.702180	16.696082	6.33%	0
2013	11.426405	15.702180	37.42%	0
2012	10.251100	11.426405	11.47%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	18.795829	23.827886	26.77%	0
2018	21.105804	18.795829	-10.94%	0
2017	18.970389	21.105804	11.26%	0
2016	17.501241	18.970389	8.39%	0
2015	18.894173	17.501241	-7.37%	0
2014	17.773104	18.894173	6.31%	0
2013	13.988756	17.773104	27.05%	0
2012	12.496475	13.988756	11.94%	0
2011	12.720187	12.496475	-1.76%	0
2010	11.811413	12.720187	7.69%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.018131	16.586196	18.32%	2,104
2018	15.759882	14.018131	-11.05%	2,228
2017	14.438830	15.759882	9.15%	2,352
2016	12.758162	14.438830	13.17%	2,482
2015	13.283512	12.758162	-3.95%	2,691
2014	12.393537	13.283512	7.18%	2,972
2013	10.071477	12.393537	23.06%	3,260
2012	9.101440	10.071477	10.66%	0
2011*	10.000000	9.101440	-8.99%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.587544	15.219489	20.91%	0
2018	13.645936	12.587544	-7.76%	0
2017	12.278943	13.645936	11.13%	0
2016	12.240988	12.278943	0.31%	0
2015	12.639808	12.240988	-3.16%	0
2014	11.218211	12.639808	12.67%	0
2013	11.110774	11.218211	0.97%	0
2012	8.822432	11.110774	25.94%	0
2011	9.599554	8.822432	-8.10%	0
2010	8.310048	9.599554	15.52%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.999997	27.352909	30.25%	0
2018	21.173711	20.999997	-0.82%	0
2017	18.595738	21.173711	13.86%	0
2016	21.365199	18.595738	-12.96%	0
2015	21.068321	21.365199	1.41%	0
2014	17.909881	21.068321	17.64%	0
2013	12.963694	17.909881	38.15%	0
2012	10.908621	12.963694	18.84%	0
2011	10.675244	10.908621	2.19%	0
2010	10.313864	10.675244	3.50%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	20.514817	25.928123	26.39%	0
2018	24.548070	20.514817	-16.43%	0
2017	20.301468	24.548070	20.92%	0
2016	20.745290	20.301468	-2.14%	0
2015	21.610532	20.745290	-4.00%	0
2014	21.911679	21.610532	-1.37%	0
2013	18.729398	21.911679	16.99%	0
2012	16.492365	18.729398	13.56%	0
2011	17.989858	16.492365	-8.32%	0
2010	16.214951	17.989858	10.95%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.164804	16.181114	22.91%	144
2018	15.151327	13.164804	-13.11%	143
2017	13.442790	15.151327	12.71%	134
2016	12.084045	13.442790	11.24%	134
2015	12.842801	12.084045	-5.91%	161
2014	12.541964	12.842801	2.40%	226
2013	9.931779	12.541964	26.28%	190
2012*	10.000000	9.931779	-0.68%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	18.774749	25.135821	33.88%	0
2018	20.262179	18.774749	-7.34%	0
2017	16.250832	20.262179	24.68%	0
2016	16.903389	16.250832	-3.86%	0
2015	16.607253	16.903389	1.78%	0
2014	14.638797	16.607253	13.45%	0
2013	11.478268	14.638797	27.53%	0
2012	10.232502	11.478268	12.17%	0
2011	10.530094	10.232502	-2.83%	0
2010	9.790139	10.530094	7.56%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	18.188086	24.916632	36.99%	949
2018	19.702967	18.188086	-7.69%	999
2017	15.562048	19.702967	26.61%	1,052
2016	15.469328	15.562048	0.60%	1,890
2015	14.761683	15.469328	4.79%	1,936
2014	14.195879	14.761683	3.99%	1,943
2013	10.619800	14.195879	33.67%	1,952
2012	9.277939	10.619800	14.46%	2,537
2011	9.335767	9.277939	-0.62%	2,783
2010	7.450703	9.335767	25.30%	4,272

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	20.165029	26.123280	29.55%	2,068
2018	23.630412	20.165029	-14.66%	3,102
2017	17.588767	23.630412	34.35%	3,899
2016	17.877470	17.588767	-1.61%	4,147
2015	17.496588	17.877470	2.18%	3,846
2014	17.400337	17.496588	0.55%	5,243
2013	13.904285	17.400337	25.14%	296
2012	11.664761	13.904285	19.20%	747
2011	12.938807	11.664761	-9.85%	899
2010	11.350309	12.938807	14.00%	900
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.947874	10.835231	8.92%	0
2018	10.586430	9.947874	-6.03%	0
2017	10.133387	10.586430	4.47%	0
2016	9.676020	10.133387	4.73%	0
2015	10.071027	9.676020	-3.92%	0
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.583385	10.795918	25.78%	0
2018	10.855103	8.583385	-20.93%	0
2017	8.732838	10.855103	24.30%	0
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	17.751858	23.048333	29.84%	2,080
2018	19.606894	17.751858	-9.46%	2,900
2017	17.060133	19.606894	14.93%	3,031
2016	15.548087	17.060133	9.72%	3,112
2015	15.307494	15.548087	1.57%	5,674
2014	14.066607	15.307494	8.82%	5,890
2013	10.859348	14.066607	29.53%	6,476
2012	9.452748	10.859348	14.88%	7,380
2011	9.617272	9.452748	-1.71%	9,296
2010	8.426197	9.617272	14.14%	9,540

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.495457	21.750551	24.32%	0
2018	19.848980	17.495457	-11.86%	0
2017	17.687348	19.848980	12.22%	0
2016	15.240888	17.687348	16.05%	0
2015	16.476473	15.240888	-7.50%	0
2014	14.974433	16.476473	10.03%	1,524
2013	10.802480	14.974433	38.62%	1,621
2012	9.314329	10.802480	15.98%	1,712
2011	9.689461	9.314329	-3.87%	1,806
2010	7.987353	9.689461	21.31%	1,913
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.427958	30.439316	19.71%	0
2018	27.358270	25.427958	-7.06%	0
2017	23.530299	27.358270	16.27%	478
2016	24.567069	23.530299	-4.22%	478
2015	27.267962	24.567069	-9.91%	478
2014	29.281351	27.267962	-6.88%	884
2013	23.804924	29.281351	23.01%	1,160
2012	20.320791	23.804924	17.15%	1,495
2011	22.276829	20.320791	-8.78%	3,388
2010	20.852791	22.276829	6.83%	1,037
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.633548	28.018137	9.30%	104
2018	26.642784	25.633548	-3.79%	92
2017	25.405506	26.642784	4.87%	88
2016	22.243143	25.405506	14.22%	120
2015	24.202213	22.243143	-8.09%	223
2014	24.160569	24.202213	0.17%	2,728
2013	22.242962	24.160569	8.62%	1,932
2012	19.073074	22.242962	16.62%	4,528
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.322742	37.048621	35.60%	0
2018	27.814192	27.322742	-1.77%	0
2017	22.296757	27.814192	24.75%	0
2016	21.374137	22.296757	4.32%	0
2015	23.077743	21.374137	-7.38%	163
2014	21.764143	23.077743	6.04%	0
2013	17.039202	21.764143	27.73%	0
2012	15.264667	17.039202	11.63%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.667935	10.385304	7.42%	0
2018	9.964231	9.667935	-2.97%	0
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	19.909261	26.783128	34.53%	1,322
2018	19.913274	19.909261	-0.02%	1,322
2017	15.582435	19.913274	27.79%	2,226
2016	15.549142	15.582435	0.21%	5,548
2015	14.131154	15.549142	10.03%	9,889
2014	13.253273	14.131154	6.62%	10,906
2013	10.300857	13.253273	28.66%	11,373
2012	8.460768	10.300857	21.75%	13,871
2011	9.248831	8.460768	-8.52%	15,805
2010	8.836160	9.248831	4.67%	23,892
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.660052	16.599052	42.36%	22
2018	11.755987	11.660052	-0.82%	23
2017	8.252193	11.755987	42.46%	26
2016	7.373192	8.252193	11.92%	28
2015	7.167719	7.373192	2.87%	28
2014	6.668337	7.167719	7.49%	28
2013	5.010391	6.668337	33.09%	29
2012	4.278021	5.010391	17.12%	1,161
2011	4.764356	4.278021	-10.21%	1,057
2010	3.896141	4.764356	22.28%	1,109
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.445448	13.010109	24.55%	682
2018	12.522702	10.445448	-16.59%	692
2017	9.738622	12.522702	28.59%	708
2016	10.618864	9.738622	-8.29%	716
2015	11.845523	10.618864	-10.36%	768
2014	13.709506	11.845523	-13.60%	2,796
2013	12.203674	13.709506	12.34%	2,939
2012	10.969394	12.203674	11.25%	3,476
2011	16.492218	10.969394	-33.49%	1,274
2010	13.419831	16.492218	22.89%	1,274
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	25.584031	31.879356	24.61%	128
2018	29.523589	25.584031	-13.34%	128
2017	26.398919	29.523589	11.84%	284
2016	23.413491	26.398919	12.75%	284
2015	24.468141	23.413491	-4.31%	145
2014	21.624419	24.468141	13.15%	1,083
2013	16.627377	21.624419	30.05%	1,144
2012	14.052191	16.627377	18.33%	2,819
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.848443	10.276006	16.13%	0
2018	11.053618	8.848443	-19.95%	0
2017	8.796422	11.053618	25.66%	0
2016	7.408585	8.796422	18.73%	0
2015	9.427617	7.408585	-21.42%	0
2014*	10.000000	9.427617	-5.72%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.880674	10.529542	6.57%	0
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	24.384957	33.864333	38.87%	86
2018	25.242631	24.384957	-3.40%	96
2017	20.325655	25.242631	24.19%	110
2016	19.004073	20.325655	6.95%	110
2015	19.756688	19.004073	-3.81%	128
2014	21.726759	19.756688	-9.07%	184
2013	15.651126	21.726759	38.82%	138
2012	13.170138	15.651126	18.84%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.358052	29.735850	27.30%	385
2018	26.509967	23.358052	-11.89%	385
2017	22.980315	26.509967	15.36%	716
2016	20.546185	22.980315	11.85%	728
2015	21.098579	20.546185	-2.62%	398
2014	19.476386	21.098579	8.33%	399
2013	14.611837	19.476386	33.29%	400
2012	12.827754	14.611837	13.91%	401
2011	13.110285	12.827754	-2.16%	1,638
2010	11.991826	13.110285	9.33%	1,701
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.828546	8.29%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.364940	21.448706	23.52%	240
2018	19.570082	17.364940	-11.27%	930
2017	15.697494	19.570082	24.67%	1,049
2016	15.377499	15.697494	2.08%	1,132
2015	14.713506	15.377499	4.51%	1,242
2014	14.800315	14.713506	-0.59%	4,033
2013	11.796298	14.800315	25.47%	1,357
2012	10.351608	11.796298	13.96%	3,985
2011	10.720815	10.351608	-3.44%	4,428
2010*	10.000000	10.720815	7.21%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	13.002998	14.172669	9.00%	1,681
2018	13.315841	13.002998	-2.35%	7,061
2017	12.749513	13.315841	4.44%	7,324
2016	12.222466	12.749513	4.31%	7,225
2015	12.515336	12.222466	-2.34%	7,375
2014	11.804501	12.515336	6.02%	4,744
2013	12.046847	11.804501	-2.01%	0
2012	11.198529	12.046847	7.58%	272
2011	10.782688	11.198529	3.86%	167
2010	10.237665	10.782688	5.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	32.508937	36.510750	12.31%	26
2018	35.542890	32.508937	-8.54%	46
2017	32.955797	35.542890	7.85%	46
2016	30.323564	32.955797	8.68%	46
2015	31.196080	30.323564	-2.80%	46
2014	30.832983	31.196080	1.18%	46
2013	34.373972	30.832983	-10.30%	46
2012	29.645142	34.373972	15.95%	46
2011	28.174937	29.645142	5.22%	46
2010	26.116941	28.174937	7.88%	46
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.286847	11.672988	25.69%	0
2018	10.257628	9.286847	-9.46%	0
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.856867	18.357257	15.77%	0
2018	17.254939	15.856867	-8.10%	0
2017	15.117255	17.254939	14.14%	0
2016	14.565676	15.117255	3.79%	0
2015	15.830002	14.565676	-7.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.355654	21.155433	21.89%	0
2018	19.023712	17.355654	-8.77%	0
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.027934	19.029877	18.73%	0
2018	17.161173	16.027934	-6.60%	0
2017	15.076100	17.161173	13.83%	0
2016	14.069845	15.076100	7.15%	32
2015	14.173682	14.069845	-0.73%	116
2014	13.733446	14.173682	3.21%	205
2013	11.332197	13.733446	21.19%	1,677
2012	9.962813	11.332197	13.74%	8,256
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	1,128
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.105767	11.897670	7.13%	0
2018	11.421491	11.105767	-2.76%	0
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	834
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.724446	23.482761	32.49%	124
2018	19.908674	17.724446	-10.97%	132
2017	15.463347	19.908674	28.75%	145
2016	15.700635	15.463347	-1.51%	145
2015	14.991293	15.700635	4.73%	155
2014	14.975661	14.991293	0.10%	242
2013	11.842648	14.975661	26.46%	199
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.725630	25.262899	28.07%	115
2018	20.201326	19.725630	-2.35%	119
2017	16.079854	20.201326	25.63%	140
2016	14.997800	16.079854	7.21%	140
2015	14.335786	14.997800	4.62%	162
2014	13.495092	14.335786	6.23%	252
2013	10.592016	13.495092	27.41%	221
2012	9.178394	10.592016	15.40%	209
2011	9.796069	9.178394	-6.31%	209
2010	8.431393	9.796069	16.19%	4,747

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.342325	20.187808	23.53%	0
2018	16.997979	16.342325	-3.86%	0
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	17.123009	18.375206	7.31%	527
2018	17.839114	17.123009	-4.01%	561
2017	17.066221	17.839114	4.53%	571
2016	15.978877	17.066221	6.80%	906
2015	16.739041	15.978877	-4.54%	962
2014	16.391919	16.739041	2.12%	3,306
2013	16.865045	16.391919	-2.81%	3,454
2012	15.285013	16.865045	10.34%	6,623
2011	14.731399	15.285013	3.76%	6,184
2010	13.551342	14.731399	8.71%	2,510
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.208008	20.283875	25.15%	826
2018	17.780089	16.208008	-8.84%	858
2017	15.328169	17.780089	16.00%	2,242
2016	13.226646	15.328169	15.89%	2,304
2015	14.359950	13.226646	-7.89%	2,336
2014	13.381451	14.359950	7.31%	2,393
2013	10.035926	13.381451	33.34%	4,047
2012	8.618507	10.035926	16.45%	2,550
2011	8.975974	8.618507	-3.98%	9,909
2010	7.887116	8.975974	13.81%	5,899
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.541094	11.910513	12.99%	0
2018	11.716985	10.541094	-10.04%	0
2017	10.063863	11.716985	16.43%	0
2016*	10.000000	10.063863	0.64%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.067342	10.547956	4.77%	0
2018*	10.000000	10.067342	0.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.384896	21.864274	12.79%	584
2018	20.331761	19.384896	-4.66%	1,300
2017	19.373326	20.331761	4.95%	1,411
2016	17.263531	19.373326	12.22%	1,455
2015	18.032280	17.263531	-4.26%	1,412
2014	17.887929	18.032280	0.81%	398
2013	16.995311	17.887929	5.25%	304
2012	15.092896	16.995311	12.60%	325
2011	14.788691	15.092896	2.06%	2,251
2010	13.295414	14.788691	11.23%	2,348
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.159190	20.343574	25.89%	1,875
2018	17.262963	16.159190	-6.39%	1,891
2017	14.064837	17.262963	22.74%	1,908
2016	12.594285	14.064837	11.68%	1,916
2015	12.951943	12.594285	-2.76%	2,094
2014	12.360222	12.951943	4.79%	2,106
2013	8.742790	12.360222	41.38%	2,117
2012	7.605763	8.742790	14.95%	2,418
2011	8.754195	7.605763	-13.12%	2,347
2010	7.703242	8.754195	13.64%	5,434
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.574585	15.832569	25.91%	0
2018	13.467696	12.574585	-6.63%	0
2017	10.980996	13.467696	22.65%	0
2016*	10.000000	10.980996	9.81%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.969662	22.210923	30.89%	474
2018	20.666034	16.969662	-17.89%	474
2017	16.714488	20.666034	23.64%	472
2016	17.371351	16.714488	-3.78%	479
2015	17.759062	17.371351	-2.18%	477
2014	18.250211	17.759062	-2.69%	476
2013	15.297737	18.250211	19.30%	0
2012	13.425829	15.297737	13.94%	0
2011	15.061668	13.425829	-10.86%	0
2010	13.424122	15.061668	12.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	17.934955	22.796899	27.11%	1,543
2018	18.247446	17.934955	-1.71%	1,554
2017	15.401194	18.247446	18.48%	2,489
2016	14.064919	15.401194	9.50%	2,749
2015	14.175563	14.064919	-0.78%	8,213
2014	12.858667	14.175563	10.24%	8,740
2013	9.977706	12.858667	28.87%	9,130
2012	8.887367	9.977706	12.27%	10,241
2011	8.993192	8.887367	-1.18%	10,569
2010	8.064012	8.993192	11.52%	13,058
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.285616	16.188948	21.85%	0
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.721185	14.528142	14.20%	0
2018	13.802850	12.721185	-7.84%	0
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.237295	15.646020	18.20%	0
2018	14.664107	13.237295	-9.73%	0
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.695963	12.723959	8.79%	0
2018	12.217644	11.695963	-4.27%	0
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.924965	12.226936	11.92%	0
2018	11.953193	10.924965	-8.60%	0
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.211583	12.719918	13.45%	0
2018	12.274802	11.211583	-8.66%	0
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.033217	15.136284	16.14%	0
2018	14.271248	13.033217	-8.68%	0
2017	12.737951	14.271248	12.04%	0
2016	12.139533	12.737951	4.93%	0
2015	12.482534	12.139533	-2.75%	0
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.235777	15.903227	20.15%	0
2018	14.880103	13.235777	-11.05%	0
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.476399	14.018309	12.36%	0
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	2,463
2010	9.574869	10.262408	7.18%	2,088
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.637313	15.079381	10.57%	500
2018	16.456497	13.637313	-17.13%	500
2017	13.641211	16.456497	20.64%	500
2016	13.723442	13.641211	-0.60%	510
2015	14.527845	13.723442	-5.54%	510
2014	16.089992	14.527845	-9.71%	511
2013	13.629435	16.089992	18.05%	511
2012	11.596824	13.629435	17.53%	516
2011	13.471087	11.596824	-13.91%	516
2010	12.886142	13.471087	4.54%	900
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.414112	13.294433	7.09%	0
2018	12.683163	12.414112	-2.12%	0
2017	12.358511	12.683163	2.63%	0
2016	11.933651	12.358511	3.56%	12
2015	12.228109	11.933651	-2.41%	13
2014	11.840976	12.228109	3.27%	14
2013	12.280514	11.840976	-3.58%	234
2012	11.594400	12.280514	5.92%	560
2011	11.064660	11.594400	4.79%	17
2010	10.514058	11.064660	5.24%	1,038

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.771025	13.758321	7.73%	0
2018	13.184744	12.771025	-3.14%	0
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	151
2010	11.235352	11.940533	6.28%	1,019
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.250008	12.067353	17.73%	0
2018	11.610954	10.250008	-11.72%	0
2017	10.019233	11.610954	15.89%	0
2016	9.150070	10.019233	9.50%	0
2015*	10.000000	9.150070	-8.50%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.134581	11.707038	15.52%	0
2018	11.185364	10.134581	-9.39%	0
2017	9.995635	11.185364	11.90%	0
2016	9.348258	9.995635	6.93%	0
2015*	10.000000	9.348258	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	19.802176	23.932047	20.86%	218
2018	24.395738	19.802176	-18.83%	249
2017	17.537547	24.395738	39.11%	296
2016	16.561925	17.537547	5.89%	289
2015	20.056786	16.561925	-17.42%	287
2014	21.592731	20.056786	-7.11%	284
2013	21.803596	21.592731	-0.97%	0
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	66
2010	21.714927	24.798986	14.20%	66
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.967281	15.635388	4.46%	2,783
2018	15.234864	14.967281	-1.76%	3,059
2017	15.181172	15.234864	0.35%	5,026
2016	15.329306	15.181172	-0.97%	5,314
2015	15.611402	15.329306	-1.81%	9,816
2014	15.187452	15.611402	2.79%	10,100
2013	16.103195	15.187452	-5.69%	10,390
2012	15.896446	16.103195	1.30%	9,297
2011	15.076750	15.896446	5.44%	9,977
2010	14.637532	15.076750	3.00%	8,370

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.719258	9.724222	0.05%	239
2018	9.752641	9.719258	-0.34%	239
2017	9.879197	9.752641	-1.28%	44
2016	10.048810	9.879197	-1.69%	44
2015	10.222592	10.048810	-1.70%	196
2014	10.399379	10.222592	-1.70%	201
2013	10.579225	10.399379	-1.70%	921
2012	10.762685	10.579225	-1.70%	3,061
2011	10.948291	10.762685	-1.70%	3,277
2010	11.137615	10.948291	-1.70%	3,415
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.905136	15.111410	17.10%	522
2018	15.362031	12.905136	-15.99%	580
2017	12.260871	15.362031	25.29%	580
2016	12.364880	12.260871	-0.84%	573
2015	12.975433	12.364880	-4.71%	269
2014	13.259310	12.975433	-2.14%	266
2013	11.447193	13.259310	15.83%	0
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.399063	11.198209	19.14%	77
2018	11.135659	9.399063	-15.59%	0
2017	9.101700	11.135659	22.35%	0
2016	9.210492	9.101700	-1.18%	0
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	20.070975	24.412085	21.63%	751
2018	22.403926	20.070975	-10.41%	751
2017	19.243700	22.403926	16.42%	751
2016	17.882483	19.243700	7.61%	751
2015	18.375175	17.882483	-2.68%	795
2014	17.805290	18.375175	3.20%	795
2013	14.234546	17.805290	25.09%	1,142
2012	12.494276	14.234546	13.93%	1,142
2011	13.230055	12.494276	-5.56%	1,142
2010	11.741097	13.230055	12.68%	1,142

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.908678	18.037350	13.38%	235
2018	17.010253	15.908678	-6.48%	235
2017	15.570464	17.010253	9.25%	235
2016	14.899909	15.570464	4.50%	235
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.636759	21.973047	17.90%	0
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.624949	14.670116	7.67%	155
2018	14.116461	13.624949	-3.48%	155
2017	13.587762	14.116461	3.89%	155
2016	13.256865	13.587762	2.50%	155
2015	13.450517	13.256865	-1.44%	155
2014	13.170736	13.450517	2.12%	155
2013	12.780965	13.170736	3.05%	155
2012	12.362690	12.780965	3.38%	155
2011	12.217905	12.362690	1.19%	155
2010	11.737507	12.217905	4.09%	155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.004790	12.223838	11.08%	0
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.298190	12.799624	13.29%	0
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.478040	20.229699	15.74%	12,718
2018	18.852858	17.478040	-7.29%	13,016
2017	16.982633	18.852858	11.01%	13,939
2016	16.123802	16.982633	5.33%	25,001
2015	16.457737	16.123802	-2.03%	28,926
2014	15.917643	16.457737	3.39%	35,119
2013	13.884263	15.917643	14.65%	31,086
2012	12.746759	13.884263	8.92%	29,196
2011	12.971979	12.746759	-1.74%	37,244
2010	11.897721	12.971979	9.03%	37,670
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	19.176339	22.965061	19.76%	3,825
2018	21.143567	19.176339	-9.30%	3,924
2017	18.433649	21.143567	14.70%	4,127
2016	17.285489	18.433649	6.64%	13,593
2015	17.713716	17.285489	-2.42%	13,835
2014	17.168984	17.713716	3.17%	14,077
2013	14.272068	17.168984	20.30%	10,301
2012	12.763211	14.272068	11.82%	10,808
2011	13.265593	12.763211	-3.79%	11,113
2010	11.959902	13.265593	10.92%	13,634
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.781027	17.604378	11.55%	3,852
2018	16.677873	15.781027	-5.38%	3,852
2017	15.534551	16.677873	7.36%	3,852
2016	14.949873	15.534551	3.91%	3,852
2015	15.213073	14.949873	-1.73%	3,852
2014	14.775872	15.213073	2.96%	18,506
2013	13.603676	14.775872	8.62%	19,903
2012	12.809616	13.603676	6.20%	21,256
2011	12.767323	12.809616	0.33%	22,158
2010	11.968718	12.767323	6.67%	23,904
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.445211	4.45%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.745231	7.45%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.818030	22.862505	28.31%	1,175
2018	18.703451	17.818030	-4.73%	1,208
2017	14.612329	18.703451	28.00%	1,287
2016	14.545810	14.612329	0.46%	2,710
2015	14.306041	14.545810	1.68%	2,792
2014	13.178191	14.306041	8.56%	2,947
2013	9.949455	13.178191	32.45%	2,993
2012	8.699185	9.949455	14.37%	3,410
2011	9.114191	8.699185	-4.55%	3,500
2010	8.026722	9.114191	13.55%	3,737
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.003088	12.867854	16.95%	0
2018	11.761405	11.003088	-6.45%	0
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.348323	14.806771	19.91%	0
2018	12.895122	12.348323	-4.24%	0
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.442209	38.475736	35.28%	3,196
2018	29.309966	28.442209	-2.96%	3,976
2017	23.418915	29.309966	25.16%	6,168
2016	22.987792	23.418915	1.88%	9,652
2015	22.252042	22.987792	3.31%	10,733
2014	20.805982	22.252042	6.95%	13,022
2013	15.482901	20.805982	34.38%	14,864
2012	13.271445	15.482901	16.66%	17,983
2011	13.808941	13.271445	-3.89%	19,680
2010	12.911434	13.808941	6.95%	35,463
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.621882	29.479095	24.80%	2,753
2018	26.511183	23.621882	-10.90%	3,784
2017	24.815468	26.511183	6.83%	5,384
2016	20.959565	24.815468	18.40%	5,586
2015	22.274419	20.959565	-5.90%	9,532
2014	20.031721	22.274419	11.20%	7,619
2013	15.449717	20.031721	29.66%	8,754
2012	13.707619	15.449717	12.71%	8,193
2011	13.854600	13.707619	-1.06%	10,225
2010	12.421582	13.854600	11.54%	15,593

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.127996	44.623670	23.52%	412
2018	41.478467	36.127996	-12.90%	457
2017	36.443234	41.478467	13.82%	462
2016	30.818736	36.443234	18.25%	1,159
2015	32.166919	30.818736	-4.19%	1,164
2014	29.905966	32.166919	7.56%	1,169
2013	22.866113	29.905966	30.79%	1,407
2012	19.802381	22.866113	15.47%	1,971
2011	20.670084	19.802381	-4.20%	2,807
2010	16.661606	20.670084	24.06%	2,842
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.544560	9.789320	14.57%	524
2018	10.494282	8.544560	-18.58%	524
2017	8.684331	10.494282	20.84%	524
2016	8.395415	8.684331	3.44%	515
2015	9.001464	8.395415	-6.73%	512
2014*	10.000000	9.001464	-9.99%	507
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.174375	21.170994	23.27%	523
2018	19.762661	17.174375	-13.10%	523
2017	17.551809	19.762661	12.60%	523
2016	15.345494	17.551809	14.38%	523
2015	16.118844	15.345494	-4.80%	523
2014	14.837025	16.118844	8.64%	654
2013	11.144144	14.837025	33.14%	654
2012	9.623378	11.144144	15.80%	910
2011	10.395573	9.623378	-7.43%	910
2010*	10.000000	10.395573	3.96%	910
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.113025	17.355079	22.97%	0
2018	16.278314	14.113025	-13.30%	0
2017	14.479495	16.278314	12.42%	0
2016	12.692602	14.479495	14.08%	0
2015	13.371647	12.692602	-5.08%	0
2014	12.338983	13.371647	8.37%	0
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	55
2011	8.712042	8.042434	-7.69%	55
2010	7.860693	8.712042	10.83%	55

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.895691	21.786373	21.74%	1,368
2018	20.965038	17.895691	-14.64%	3,858
2017	18.733961	20.965038	11.91%	4,680
2016	16.205808	18.733961	15.60%	7,432
2015	16.975956	16.205808	-4.54%	7,643
2014	14.757742	16.975956	15.03%	6,837
2013	11.065093	14.757742	33.37%	8,497
2012	9.675375	11.065093	14.36%	10,615
2011	10.076273	9.675375	-3.98%	12,294
2010	8.568256	10.076273	17.60%	13,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	24.454720	32.623976	33.41%	244
2018	27.026036	24.454720	-9.51%	252
2017	22.006738	27.026036	22.81%	477
2016	20.669676	22.006738	6.47%	541
2015	20.869370	20.669676	-0.96%	626
2014	20.649738	20.869370	1.06%	1,112
2013	14.558599	20.649738	41.84%	1,248
2012	13.056468	14.558599	11.50%	1,411
2011	13.368487	13.056468	-2.33%	1,651
2010	10.840720	13.368487	23.32%	2,418
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	36.280255	42.439836	16.98%	408
2018	44.446688	36.280255	-18.37%	438
2017	41.455864	44.446688	7.21%	1,232
2016	33.486712	41.455864	23.80%	1,995
2015	36.249022	33.486712	-7.62%	4,266
2014	34.456357	36.249022	5.20%	4,395
2013	24.965632	34.456357	38.02%	5,345
2012	21.087024	24.965632	18.39%	5,196
2011	22.596774	21.087024	-6.68%	5,852
2010	18.156682	22.596774	24.45%	6,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	35.784235	44.197941	23.51%	729
2018	41.671687	35.784235	-14.13%	738
2017	37.352322	41.671687	11.56%	870
2016	30.933581	37.352322	20.75%	1,073
2015	31.991732	30.933581	-3.31%	1,134
2014	32.281902	31.991732	-0.90%	1,335
2013	23.306065	32.281902	38.51%	1,442
2012	20.527706	23.306065	13.53%	2,033
2011	22.111198	20.527706	-7.16%	2,466
2010	17.948705	22.111198	23.19%	2,568

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.997529	21.054096	23.87%	545
2018	18.356134	16.997529	-7.40%	545
2017	15.741745	18.356134	16.61%	545
2016	14.542676	15.741745	8.25%	561
2015	14.842251	14.542676	-2.02%	562
2014	13.651492	14.842251	8.72%	564
2013	10.007801	13.651492	36.41%	565
2012	9.131281	10.007801	9.60%	566
2011	9.593953	9.131281	-4.82%	567
2010	7.897457	9.593953	21.48%	568
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.636298	17.520020	28.48%	2,583
2018	14.439906	13.636298	-5.57%	3,703
2017	13.792760	14.439906	4.69%	3,914
2016	13.070114	13.792760	5.53%	4,319
2015	14.048819	13.070114	-6.97%	5,020
2014	11.088679	14.048819	26.70%	5,100
2013	10.947092	11.088679	1.29%	5,580
2012	9.618410	10.947092	13.81%	5,867
2011	9.187145	9.618410	4.69%	6,725
2010	7.179054	9.187145	27.97%	6,670
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.701747	20.194902	28.62%	0
2018	16.793244	15.701747	-6.50%	0
2017	14.091863	16.793244	19.17%	0
2016	12.868379	14.091863	9.51%	0
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.025673	10.258053	2.32%	0
2018	10.117021	10.025673	-0.90%	0
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	789

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.000130	17.197189	22.84%	0
2018	16.066143	14.000130	-12.86%	0
2017	14.313391	16.066143	12.25%	0
2016	12.046089	14.313391	18.82%	5
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.958674	22.880835	34.92%	1,136
2018	18.522709	16.958674	-8.44%	1,137
2017	14.750561	18.522709	25.57%	2,402
2016	14.093718	14.750561	4.66%	2,741
2015	14.364063	14.093718	-1.88%	3,057
2014	14.045755	14.364063	2.27%	3,543
2013	10.283578	14.045755	36.58%	4,705
2012	9.104851	10.283578	12.95%	7,815
2011	9.671044	9.104851	-5.85%	8,893
2010	7.757631	9.671044	24.66%	13,441
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.025451	14.358358	30.23%	0
2018	12.004538	11.025451	-8.16%	0
2017	9.803492	12.004538	22.45%	0
2016	9.574122	9.803492	2.40%	0
2015*	10.000000	9.574122	-4.26%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.769885	9.957870	1.92%	231
2018	9.839329	9.769885	-0.71%	231
2017	9.920602	9.839329	-0.82%	231
2016	9.970133	9.920602	-0.50%	243
2015	10.123960	9.970133	-1.52%	243
2014	10.236603	10.123960	-1.10%	244
2013	10.349803	10.236603	-1.09%	245
2012	10.065694	10.349803	2.82%	246
2011	10.209806	10.065694	-1.41%	247
2010	9.864986	10.209806	3.50%	248
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.575244	27.935783	23.75%	0
2018	24.362924	22.575244	-7.34%	0
2017	20.926380	24.362924	16.42%	0
2016	19.376359	20.926380	8.00%	0
2015	19.803266	19.376359	-2.16%	0
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	1,124
2012	12.368567	13.492695	9.09%	0
2011	12.981945	12.368567	-4.72%	0
2010	10.749471	12.981945	20.77%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.567277	11.607519	9.84%	0
2018	11.370397	10.567277	-7.06%	0
2017	10.201628	11.370397	11.46%	0
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	4,790
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.432519	11.757806	12.70%	0
2018	11.152073	10.432519	-6.45%	0
2017	10.333746	11.152073	7.92%	0
2016	9.285115	10.333746	11.29%	0
2015	9.674518	9.285115	-4.03%	0
2014*	10.000000	9.674518	-3.25%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.024001	11.586223	5.10%	0
2018	11.691973	11.024001	-5.71%	0
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	3,426
2010	10.841398	11.655907	7.51%	783
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.889863	11.124768	2.16%	208
2018	11.053020	10.889863	-1.48%	208
2017	11.104592	11.053020	-0.46%	208
2016	11.150585	11.104592	-0.41%	212
2015	11.319791	11.150585	-1.49%	213
2014	11.430031	11.319791	-0.96%	213
2013	11.654767	11.430031	-1.93%	213
2012	11.212140	11.654767	3.95%	214
2011	11.291696	11.212140	-0.70%	214
2010	10.920652	11.291696	3.40%	11,404

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.769634	13.611373	6.59%	0
2018	13.285707	12.769634	-3.88%	0
2017	13.037409	13.285707	1.90%	0
2016	12.608290	13.037409	3.40%	0
2015	13.182888	12.608290	-4.36%	0
2014	13.008733	13.182888	1.34%	0
2013	14.577354	13.008733	-10.76%	0
2012	13.636325	14.577354	6.90%	0
2011	12.422009	13.636325	9.78%	0
2010	11.688705	12.422009	6.27%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.113821	10.209944	0.95%	0
2018	10.144914	10.113821	-0.31%	0
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.787352	15.750444	6.51%	0
2018	15.125536	14.787352	-2.24%	0
2017	14.664666	15.125536	3.14%	0
2016	14.527417	14.664666	0.94%	0
2015	14.714566	14.527417	-1.27%	0
2014	14.355912	14.714566	2.50%	0
2013	14.895479	14.355912	-3.62%	0
2012	13.826398	14.895479	7.73%	0
2011	13.575497	13.826398	1.85%	0
2010	12.773877	13.575497	6.28%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.597384	11.276365	6.41%	0
2018	10.850573	10.597384	-2.33%	0
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	4,110
2012	9.977132	10.738805	7.63%	9,238
2011*	10.000000	9.977132	-0.23%	7,441
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.702730	11.936841	23.03%	0
2018	12.204239	9.702730	-20.50%	0
2017	9.807709	12.204239	24.44%	0
2016*	10.000000	9.807709	-1.92%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.976871	14.075062	17.52%	0
2018	13.397031	11.976871	-10.60%	0
2017	12.956287	13.397031	3.40%	0
2016	11.009516	12.956287	17.68%	0
2015	12.793857	11.009516	-13.95%	0
2014	13.498176	12.793857	-5.22%	0
2013	11.349646	13.498176	18.93%	0
2012	10.730363	11.349646	5.77%	0
2011	12.418440	10.730363	-13.59%	0
2010	9.720603	12.418440	27.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.762646	42.690609	26.44%	257
2018	34.057955	33.762646	-0.87%	589
2017	27.213906	34.057955	25.15%	733
2016	31.005791	27.213906	-12.23%	826
2015	28.044718	31.005791	10.56%	1,012
2014	21.741054	28.044718	28.99%	1,375
2013	14.694301	21.741054	47.96%	783
2012	11.411460	14.694301	28.77%	3,068
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	31.274456	40.148930	28.38%	72
2018	41.585709	31.274456	-24.80%	75
2017	28.008334	41.585709	48.48%	184
2016	28.462153	28.008334	-1.59%	183
2015	33.665233	28.462153	-15.46%	134
2014	34.390254	33.665233	-2.11%	157
2013	31.230902	34.390254	10.12%	136
2012	24.476214	31.230902	27.60%	1,658
2011	33.528738	24.476214	-27.00%	291
2010	26.890464	33.528738	24.69%	434
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.153290	5.650564	9.65%	259
2018	7.324908	5.153290	-29.65%	306
2017	7.601069	7.324908	-3.63%	392
2016	5.391522	7.601069	40.98%	421
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	19.710595	21.675205	9.97%	0
2018	27.960047	19.710595	-29.50%	0
2017	28.933512	27.960047	-3.36%	0
2016	20.480409	28.933512	41.27%	0
2015	31.306212	20.480409	-34.58%	60
2014	39.369222	31.306212	-20.48%	60
2013	36.233285	39.369222	8.65%	60
2012	35.654198	36.233285	1.62%	60
2011	43.411488	35.654198	-17.87%	60
2010	34.171384	43.411488	27.04%	60
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.321157	21.859849	26.20%	0
2018	20.326414	17.321157	-14.78%	0
2017	16.350998	20.326414	24.31%	0
2016	16.009341	16.350998	2.13%	0
2015	16.809671	16.009341	-4.76%	0
2014	15.517641	16.809671	8.33%	0
2013	11.786802	15.517641	31.65%	0
2012	10.312359	11.786802	14.30%	0
2011	11.259038	10.312359	-8.41%	0
2010	10.195107	11.259038	10.44%	5,542
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.765247	7.65%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.701234	35.218448	22.71%	0
2018	28.823186	28.701234	-0.42%	0
2017	23.296160	28.823186	23.73%	0
2016	21.994105	23.296160	5.92%	0
2015	23.038616	21.994105	-4.53%	0
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	436
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	334

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.477850	12.995693	13.22%	0
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.316779	32.180295	17.80%	27
2018	32.827337	27.316779	-16.79%	27
2017	29.605961	32.827337	10.88%	27
2016	24.145489	29.605961	22.61%	27
2015	26.059453	24.145489	-7.34%	27
2014	24.345651	26.059453	7.04%	27
2013	18.003433	24.345651	35.23%	27
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.416312	13.285055	7.00%	324
2018	13.005277	12.416312	-4.53%	326
2017	12.767498	13.005277	1.86%	336
2016	12.448122	12.767498	2.57%	318
2015	12.990493	12.448122	-4.18%	330
2014	12.799525	12.990493	1.49%	336
2013	14.234545	12.799525	-10.08%	327
2012	13.492191	14.234545	5.50%	267
2011	12.288522	13.492191	9.80%	1,045
2010	11.898278	12.288522	3.28%	1,019
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	17.634015	21.474798	21.78%	42
2018	19.273549	17.634015	-8.51%	95
2017	16.280503	19.273549	18.38%	890
2016	14.600899	16.280503	11.50%	891
2015	15.746012	14.600899	-7.27%	1,002
2014	14.245298	15.746012	10.53%	1,004
2013	10.674961	14.245298	33.45%	1,836
2012	9.469331	10.674961	12.73%	1,852
2011	9.346757	9.469331	1.31%	2,606
2010	8.334107	9.346757	12.15%	5,549

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	13.408707	16.918261	26.17%	0
2018	16.099528	13.408707	-16.71%	0
2017	12.488186	16.099528	28.92%	0
2016	13.449535	12.488186	-7.15%	0
2015	13.586103	13.449535	-1.01%	0
2014	14.634001	13.586103	-7.16%	0
2013	12.167669	14.634001	20.27%	0
2012	10.221760	12.167669	19.04%	0
2011	11.827942	10.221760	-13.58%	0
2010	10.625914	11.827942	11.31%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	21.072667	26.739225	26.89%	69
2018	24.609013	21.072667	-14.37%	84
2017	22.423750	24.609013	9.75%	39
2016	18.576331	22.423750	20.71%	39
2015	19.182068	18.576331	-3.16%	39
2014	16.769601	19.182068	14.39%	39
2013	13.117701	16.769601	27.84%	39
2012	11.477798	13.117701	14.29%	0
2011	11.763414	11.477798	-2.43%	0
2010	10.039771	11.763414	17.17%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	25.016849	31.223916	24.81%	0
2018	28.029965	25.016849	-10.75%	0
2017	26.233022	28.029965	6.85%	0
2016	22.160449	26.233022	18.38%	0
2015	23.466713	22.160449	-5.57%	0
2014	21.121898	23.466713	11.10%	0
2013	16.320113	21.121898	29.42%	0
2012	14.498254	16.320113	12.57%	0
2011	14.607775	14.498254	-0.75%	0
2010	13.108257	14.607775	11.44%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.227560	11.542041	12.85%	0
2018	10.720397	10.227560	-4.60%	0
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.723128	10.426801	7.24%	0
2018	9.969194	9.723128	-2.47%	0
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.559932	14.476580	25.23%	0
2018	12.709605	11.559932	-9.05%	0
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.040663	17.401283	15.69%	911
2018	16.565571	15.040663	-9.21%	958
2017	14.827213	16.565571	11.72%	1,012
2016	14.537422	14.827213	1.99%	1,063
2015	14.945997	14.537422	-2.73%	1,080
2014	14.923860	14.945997	0.15%	1,074
2013	13.275810	14.923860	12.41%	1,066
2012	12.288096	13.275810	8.04%	1,626
2011	12.978965	12.288096	-5.32%	7,981
2010	12.035254	12.978965	7.84%	5,385
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.019331	12.976111	17.76%	0
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	27.518021	33.042043	20.07%	471
2018	30.773098	27.518021	-10.58%	576
2017	27.863618	30.773098	10.44%	569
2016	22.555557	27.863618	23.53%	544
2015	23.504898	22.555557	-4.04%	622
2014	22.758010	23.504898	3.28%	1,224
2013	16.461052	22.758010	38.25%	913
2012	14.476115	16.461052	13.71%	1,107
2011	14.650990	14.476115	-1.19%	1,118
2010	11.850957	14.650990	23.63%	1,139
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	18.182826	23.338331	28.35%	3,721
2018	19.408207	18.182826	-6.31%	3,988
2017	16.252175	19.408207	19.42%	4,113
2016	14.807326	16.252175	9.76%	4,664
2015	14.906041	14.807326	-0.66%	4,995
2014	13.375886	14.906041	11.44%	16,981
2013	10.311488	13.375886	29.72%	17,291
2012	9.068395	10.311488	13.71%	20,275
2011	9.059475	9.068395	0.10%	24,350
2010	8.029310	9.059475	12.83%	25,162

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.844151	18.275362	32.01%	1,161
2018	14.741061	13.844151	-6.08%	1,163
2017	13.008189	14.741061	13.32%	1,300
2016	11.994947	13.008189	8.45%	1,603
2015	12.611513	11.994947	-4.89%	1,605
2014	11.314083	12.611513	11.47%	1,647
2013	8.571654	11.314083	31.99%	1,650
2012	7.791634	8.571654	10.01%	1,791
2011	7.859299	7.791634	-0.86%	1,926
2010	6.966964	7.859299	12.81%	2,160
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	17.735945	23.664027	33.42%	23
2018	19.381775	17.735945	-8.49%	23
2017	15.491636	19.381775	25.11%	81
2016	14.611874	15.491636	6.02%	81
2015	15.248560	14.611874	-4.18%	155
2014	14.358329	15.248560	6.20%	155
2013	12.067351	14.358329	18.98%	1,063
2012	11.122654	12.067351	8.49%	1,151
2011	10.384462	11.122654	7.11%	2,295
2010	9.165378	10.384462	13.30%	1,151
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	17.055504	20.406473	19.65%	0
2018	21.454026	17.055504	-20.50%	0
2017	17.512801	21.454026	22.50%	0
2016	15.224788	17.512801	15.03%	0
2015	15.857039	15.224788	-3.99%	0
2014	15.886244	15.857039	-0.18%	0
2013	10.884642	15.886244	45.95%	0
2012	9.189303	10.884642	18.45%	0
2011	10.855834	9.189303	-15.35%	0
2010	8.424725	10.855834	28.86%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.423198	16.844046	25.48%	84
2018	16.451231	13.423198	-18.41%	111
2017	14.981834	16.451231	9.81%	27
2016	11.632000	14.981834	28.80%	27
2015	12.657171	11.632000	-8.10%	27
2014	12.197325	12.657171	3.77%	27
2013*	10.000000	12.197325	21.97%	27

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.265076	10.799362	5.20%	0
2018	10.457910	10.265076	-1.84%	0
2017	10.289457	10.457910	1.64%	0
2016	9.612323	10.289457	7.04%	0
2015	9.881583	9.612323	-2.72%	0
2014*	10.000000	9.881583	-1.18%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	16.745377	18.006046	7.53%	391
2018	17.146962	16.745377	-2.34%	458
2017	16.774587	17.146962	2.22%	516
2016	16.443697	16.774587	2.01%	1,138
2015	16.777442	16.443697	-1.99%	1,439
2014	16.452220	16.777442	1.98%	1,450
2013	16.573731	16.452220	-0.73%	2,507
2012	15.374912	16.573731	7.80%	2,485
2011	15.300326	15.374912	0.49%	6,069
2010	14.352224	15.300326	6.61%	5,829
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.476065	16.498279	13.97%	0
2018	15.366062	14.476065	-5.79%	0
2017	13.840864	15.366062	11.02%	0
2016	13.380547	13.840864	3.44%	0
2015	13.661484	13.380547	-2.06%	0
2014	13.325245	13.661484	2.52%	0
2013	11.960707	13.325245	11.41%	0
2012	10.900483	11.960707	9.73%	0
2011	11.125829	10.900483	-2.03%	1,541
2010	10.044514	11.125829	10.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.594279	17.207966	17.91%	0
2018	15.800118	14.594279	-7.63%	0
2017	13.806623	15.800118	14.44%	0
2016	13.251145	13.806623	4.19%	0
2015	13.536787	13.251145	-2.11%	0
2014	13.163904	13.536787	2.83%	0
2013	11.554770	13.163904	13.93%	0
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.111596	18.466034	22.20%	0
2018	16.698958	15.111596	-9.51%	0
2017	14.067054	16.698958	18.71%	0
2016	13.440570	14.067054	4.66%	0
2015	13.726090	13.440570	-2.08%	0
2014	13.322901	13.726090	3.03%	0
2013	11.160872	13.322901	19.37%	0
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.142978	13.588125	21.94%	0
2018	11.869726	11.142978	-6.12%	0
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	25.329163	32.712416	29.15%	0
2018	27.571582	25.329163	-8.13%	0
2017	23.045746	27.571582	19.64%	0
2016	21.735412	23.045746	6.03%	0
2015	21.999859	21.735412	-1.20%	0
2014	20.025373	21.999859	9.86%	0
2013	15.541429	20.025373	28.85%	0
2012	13.600811	15.541429	14.27%	0
2011	14.217494	13.600811	-4.34%	0
2010	12.356516	14.217494	15.06%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	26.892450	34.685338	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.348048	7.928725	7.90%	633
2018	9.942203	7.348048	-26.09%	584
2017	10.407638	9.942203	-4.47%	587
2016	7.934096	10.407638	31.18%	551
2015	10.190071	7.934096	-22.14%	577
2014	11.889582	10.190071	-14.29%	539
2013	9.747663	11.889582	21.97%	524
2012	9.473203	9.747663	2.90%	418
2011	10.170447	9.473203	-6.86%	1,289
2010	8.687244	10.170447	17.07%	2,758

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.467541	21.851355	25.10%	3,098
2018	19.411099	17.467541	-10.01%	3,138
2017	17.513312	19.411099	10.84%	3,935
2016	15.117839	17.513312	15.85%	4,398
2015	16.043087	15.117839	-5.77%	5,778
2014	15.029312	16.043087	6.75%	5,774
2013	11.949572	15.029312	25.77%	6,532
2012	10.378979	11.949572	15.13%	7,603
2011	10.473510	10.378979	-0.90%	13,012
2010	9.262405	10.473510	13.08%	13,789
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.476735	14.622664	27.41%	0
2018	12.864962	11.476735	-10.79%	0
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	18.629769	25.753100	38.24%	0
2018	16.879556	18.629769	10.37%	0
2017	12.782086	16.879556	32.06%	0
2016	12.977086	12.782086	-1.50%	0
2015	12.521852	12.977086	3.64%	0
2014	11.368882	12.521852	10.14%	0
2013	8.398492	11.368882	35.37%	0
2012	7.155698	8.398492	17.37%	0
2011	7.127482	7.155698	0.40%	0
2010	5.866617	7.127482	21.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.667300	24.610375	31.84%	6,113
2018	19.054197	18.667300	-2.03%	6,478
2017	14.364484	19.054197	32.65%	6,405
2016	14.516045	14.364484	-1.04%	6,709
2015	13.801244	14.516045	5.18%	6,867
2014	12.633587	13.801244	9.24%	7,022
2013	9.440633	12.633587	33.82%	7,200
2012	8.388942	9.440633	12.54%	7,827
2011	8.526012	8.388942	-1.61%	16,467
2010	6.994978	8.526012	21.89%	12,788

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	14.052575	15.866658	12.91%	1,475
2018	14.838539	14.052575	-5.30%	2,157
2017	14.104736	14.838539	5.20%	2,303
2016	12.551320	14.104736	12.38%	2,674
2015	13.273425	12.551320	-5.44%	2,981
2014	13.366217	13.273425	-0.69%	2,603
2013	12.849516	13.366217	4.02%	2,751
2012	11.453044	12.849516	12.19%	3,921
2011	11.216214	11.453044	2.11%	4,627
2010	10.032625	11.216214	11.80%	4,971
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.659308	14.706108	7.66%	3,565
2018	13.992409	13.659308	-2.38%	3,846
2017	13.672407	13.992409	2.34%	3,846
2016	13.299745	13.672407	2.80%	4,062
2015	13.632863	13.299745	-2.44%	4,280
2014	13.120712	13.632863	3.90%	8,194
2013	13.611631	13.120712	-3.61%	8,373
2012	13.098997	13.611631	3.91%	8,181
2011	12.435257	13.098997	5.34%	8,199
2010	11.754079	12.435257	5.80%	8,829
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.857033	20.428998	21.19%	594
2018	20.101958	16.857033	-16.14%	592
2017	16.949675	20.101958	18.60%	598
2016	15.386964	16.949675	10.16%	614
2015	15.899529	15.386964	-3.22%	593
2014	15.238517	15.899529	4.34%	549
2013	11.399019	15.238517	33.68%	495
2012	10.111093	11.399019	12.74%	2,168
2011	11.526142	10.111093	-12.28%	2,073
2010	9.114962	11.526142	26.45%	2,776
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	13.177604	16.529969	25.44%	404
2018	15.759527	13.177604	-16.38%	974
2017	12.328134	15.759527	27.83%	1,023
2016	13.224429	12.328134	-6.78%	1,077
2015	13.006034	13.224429	1.68%	1,090
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.345381	11.289016	20.80%	0
2018	10.169248	9.345381	-8.10%	0
2017*	10.000000	10.169248	1.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	20.753845	27.382990	31.94%	449
2018	25.554613	20.753845	-18.79%	449
2017	21.817192	25.554613	17.13%	449
2016	20.282246	21.817192	7.57%	449
2015	21.294047	20.282246	-4.75%	449
2014	20.313861	21.294047	4.83%	449
2013	15.849950	20.313861	28.16%	449
2012	12.692939	15.849950	24.87%	497
2011	14.172684	12.692939	-10.44%	497
2010	11.407165	14.172684	24.24%	553
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.291558	14.474772	17.76%	0
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.293054	17.438367	14.03%	89
2018	16.267133	15.293054	-5.99%	89
2017	15.095803	16.267133	7.76%	89
2016	13.474340	15.095803	12.03%	89
2015	14.755268	13.474340	-8.68%	89
2014	14.355460	14.755268	2.79%	89
2013	12.823360	14.355460	11.95%	316
2012	11.586341	12.823360	10.68%	1,784
2011	11.517649	11.586341	0.60%	1,784
2010	10.404178	11.517649	10.70%	1,784
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	16.097087	19.982471	24.14%	138
2018	18.807265	16.097087	-14.41%	138
2017	17.298671	18.807265	8.72%	138
2016	13.523439	17.298671	27.92%	138
2015	14.862237	13.523439	-9.01%	138
2014	15.041117	14.862237	-1.19%	138
2013	11.236846	15.041117	33.86%	138
2012	9.660978	11.236846	16.31%	116
2011	10.216906	9.660978	-5.44%	116
2010	8.109914	10.216906	25.98%	812

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.692817	12.065601	24.48%	546
2018	11.717292	9.692817	-17.28%	641
2017	8.493234	11.717292	37.96%	521
2016	7.360283	8.493234	15.39%	521
2015	9.318140	7.360283	-21.01%	451
2014*	10.000000	9.318140	-6.82%	1,195
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	15.065158	16.701653	10.86%	0
2018	18.098594	15.065158	-16.76%	0
2017	15.740860	18.098594	14.98%	0
2016	14.904162	15.740860	5.61%	0
2015	16.191107	14.904162	-7.95%	0
2014	18.492891	16.191107	-12.45%	0
2013	15.268579	18.492891	21.12%	0
2012	13.104239	15.268579	16.52%	0
2011	14.892842	13.104239	-12.01%	0
2010	13.947897	14.892842	6.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.953740	8.793642	10.56%	13
2018	9.574815	7.953740	-16.93%	13
2017	8.350839	9.574815	14.66%	13
2016	7.930166	8.350839	5.30%	18
2015	8.631903	7.930166	-8.13%	18
2014*	10.000000	8.631903	-13.68%	19
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.505536	9.527179	0.23%	858
2018	9.491851	9.505536	0.14%	959
2017	9.477919	9.491851	0.15%	919
2016	9.370899	9.477919	1.14%	989
2015	9.966891	9.370899	-5.98%	1,063
2014*	10.000000	9.966891	-0.33%	1,142
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.507317	12.655488	9.98%	0
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.400082	14.790417	19.28%	0
2018	13.745072	12.400082	-9.79%	0
2017	12.158376	13.745072	13.05%	0
2016	11.211058	12.158376	8.45%	0
2015	11.487286	11.211058	-2.40%	0
2014	11.134694	11.487286	3.17%	0
2013	9.500728	11.134694	17.20%	0
2012	8.295704	9.500728	14.53%	0
2011	10.028331	8.295704	-17.28%	0
2010	8.822600	10.028331	13.67%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.458693	21.458990	30.38%	0
2018	18.034455	16.458693	-8.74%	0
2017	14.722703	18.034455	22.49%	0
2016	13.790873	14.722703	6.76%	0
2015	14.047679	13.790873	-1.83%	0
2014	12.647450	14.047679	11.07%	0
2013	9.862542	12.647450	28.24%	0
2012	8.669573	9.862542	13.76%	0
2011	9.222719	8.669573	-6.00%	0
2010	7.559406	9.222719	22.00%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.458663	18.242433	18.01%	0
2018	16.691662	15.458663	-7.39%	0
2017	14.851362	16.691662	12.39%	0
2016	13.993576	14.851362	6.13%	0
2015	14.227586	13.993576	-1.64%	0
2014	13.570354	14.227586	4.84%	0
2013	12.080807	13.570354	12.33%	0
2012	10.854279	12.080807	11.30%	0
2011	10.975437	10.854279	-1.10%	0
2010	10.103672	10.975437	8.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.157503	20.859069	21.57%	0
2018	19.541137	17.157503	-12.20%	0
2017	17.327935	19.541137	12.77%	0
2016	14.371273	17.327935	20.57%	0
2015	15.348770	14.371273	-6.37%	0
2014	14.517210	15.348770	5.73%	0
2013	11.091807	14.517210	30.88%	0
2012	9.774445	11.091807	13.48%	0
2011	10.400242	9.774445	-6.02%	0
2010	9.077176	10.400242	14.58%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.684144	19.409283	9.76%	0
2018	18.774753	17.684144	-5.81%	0
2017	17.986971	18.774753	4.38%	0
2016	15.577461	17.986971	15.47%	0
2015	16.507402	15.577461	-5.63%	0
2014	16.389453	16.507402	0.72%	0
2013	15.534533	16.389453	5.50%	0
2012	13.765310	15.534533	12.85%	0
2011	14.015070	13.765310	-1.78%	0
2010	12.357623	14.015070	13.41%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.481653	22.257996	20.43%	0
2018	21.540970	18.481653	-14.20%	0
2017	21.141704	21.540970	1.89%	0
2016	16.995353	21.141704	24.40%	0
2015	18.524092	16.995353	-8.25%	0
2014	19.118168	18.524092	-3.11%	0
2013	14.224695	19.118168	34.40%	0
2012	12.115210	14.224695	17.41%	0
2011	12.926286	12.115210	-6.27%	0
2010	10.794085	12.926286	19.75%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.271142	22.744590	24.48%	0
2018	21.371395	18.271142	-14.51%	0
2017	19.128658	21.371395	11.72%	0
2016	15.359130	19.128658	24.54%	0
2015	16.772233	15.359130	-8.43%	0
2014	16.916527	16.772233	-0.85%	0
2013	12.914221	16.916527	30.99%	0
2012	11.223432	12.914221	15.06%	0
2011	12.348443	11.223432	-9.11%	0
2010	10.669247	12.348443	15.74%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.929048	20.904247	23.48%	0
2018	19.212205	16.929048	-11.88%	0
2017	15.977487	19.212205	20.25%	0
2016	14.332761	15.977487	11.48%	0
2015	14.779376	14.332761	-3.02%	0
2014	13.825789	14.779376	6.90%	0
2013	9.956234	13.825789	38.87%	0
2012	9.084294	9.956234	9.60%	0
2011	9.430538	9.084294	-3.67%	0
2010	7.377818	9.430538	27.82%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	18.055547	23.757206	31.58%	0
2018	19.072166	18.055547	-5.33%	0
2017	14.919116	19.072166	27.84%	0
2016	13.966132	14.919116	6.82%	0
2015	13.475050	13.966132	3.64%	0
2014	11.901586	13.475050	13.22%	0
2013	9.443465	11.901586	26.03%	0
2012	8.681842	9.443465	8.77%	0
2011	9.235284	8.681842	-5.99%	0
2010	8.058134	9.235284	14.61%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.355898	23.319933	34.36%	0
2018	18.331224	17.355898	-5.32%	0
2017	14.650875	18.331224	25.12%	0
2016	14.580448	14.650875	0.48%	0
2015	14.132574	14.580448	3.17%	0
2014	13.264797	14.132574	6.54%	0
2013	9.634108	13.264797	37.69%	0
2012*	10.000000	9.634108	-3.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	20.166719	27.031358	34.04%	0
2018	21.358959	20.166719	-5.58%	0
2017	17.113025	21.358959	24.81%	0
2016	17.072662	17.113025	0.24%	0
2015	16.588781	17.072662	2.92%	0
2014	15.609203	16.588781	6.28%	0
2013	11.364523	15.609203	37.35%	0
2012	10.200791	11.364523	11.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	18.632806	23.609209	26.71%	0
2018	20.933452	18.632806	-10.99%	0
2017	18.825017	20.933452	11.20%	0
2016	17.375931	18.825017	8.34%	0
2015	18.768430	17.375931	-7.42%	0
2014	17.663806	18.768430	6.25%	0
2013	13.909796	17.663806	26.99%	0
2012	12.432271	13.909796	11.88%	0
2011	12.661263	12.432271	-1.81%	0
2010	11.762668	12.661263	7.64%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.963512	16.513176	18.26%	0
2018	15.706501	13.963512	-11.10%	0
2017	14.397235	15.706501	9.09%	0
2016	12.727855	14.397235	13.12%	0
2015	13.258708	12.727855	-4.00%	0
2014	12.376688	13.258708	7.13%	0
2013	10.062900	12.376688	22.99%	0
2012	9.098328	10.062900	10.60%	0
2011*	10.000000	9.098328	-9.02%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.507366	15.114849	20.85%	0
2018	13.565968	12.507366	-7.80%	0
2017	12.213190	13.565968	11.08%	0
2016	12.181613	12.213190	0.26%	0
2015	12.584892	12.181613	-3.20%	0
2014	11.175139	12.584892	12.62%	0
2013	11.073748	11.175139	0.92%	0
2012	8.797521	11.073748	25.87%	0
2011	9.577305	8.797521	-8.14%	0
2010	8.294994	9.577305	15.46%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.866200	27.164803	30.19%	0
2018	21.049584	20.866200	-0.87%	0
2017	18.496092	21.049584	13.81%	0
2016	21.261519	18.496092	-13.01%	0
2015	20.976763	21.261519	1.36%	0
2014	17.841114	20.976763	17.58%	0
2013	12.920488	17.841114	38.08%	0
2012	10.877808	12.920488	18.78%	0
2011	10.650490	10.877808	2.13%	0
2010	10.295176	10.650490	3.45%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	20.341582	25.696094	26.32%	0
2018	24.353246	20.341582	-16.47%	0
2017	20.150537	24.353246	20.86%	0
2016	20.601504	20.150537	-2.19%	0
2015	21.471673	20.601504	-4.05%	0
2014	21.781980	21.471673	-1.42%	0
2013	18.628007	21.781980	16.93%	0
2012	16.411450	18.628007	13.51%	0
2011	17.910696	16.411450	-8.37%	0
2010	16.151812	17.910696	10.89%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.120208	16.118090	22.85%	52
2018	15.107729	13.120208	-13.16%	52
2017	13.410910	15.107729	12.65%	52
2016	12.061506	13.410910	11.19%	52
2015	12.825380	12.061506	-5.96%	52
2014	12.531340	12.825380	2.35%	52
2013	9.928417	12.531340	26.22%	52
2012*	10.000000	9.928417	-0.72%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	18.587836	24.872940	33.81%	0
2018	20.070729	18.587836	-7.39%	0
2017	16.105443	20.070729	24.62%	0
2016	16.760666	16.105443	-3.91%	0
2015	16.475408	16.760666	1.73%	0
2014	14.529958	16.475408	13.39%	0
2013	11.398728	14.529958	27.47%	0
2012	10.166772	11.398728	12.12%	0
2011	10.467779	10.166772	-2.88%	0
2010	9.737144	10.467779	7.50%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	18.007034	24.656067	36.92%	1,839
2018	19.516829	18.007034	-7.74%	1,967
2017	15.422840	19.516829	26.54%	2,095
2016	15.338734	15.422840	0.55%	2,241
2015	14.644506	15.338734	4.74%	2,347
2014	14.090359	14.644506	3.93%	2,409
2013	10.546214	14.090359	33.61%	2,483
2012	9.218347	10.546214	14.40%	2,925
2011	9.280512	9.218347	-0.67%	3,002
2010	7.410380	9.280512	25.24%	3,352

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	19.974390	25.863156	29.48%	1,183
2018	23.419005	19.974390	-14.71%	1,755
2017	17.440249	23.419005	34.28%	1,827
2016	17.735521	17.440249	-1.66%	1,919
2015	17.366492	17.735521	2.12%	2,026
2014	17.279742	17.366492	0.50%	2,095
2013	13.814949	17.279742	25.08%	691
2012	11.595718	13.814949	19.14%	691
2011	12.868770	11.595718	-9.89%	1,599
2010	11.294605	12.868770	13.94%	1,599
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.916637	10.795722	8.86%	753
2018	10.558591	9.916637	-6.08%	753
2017	10.111867	10.558591	4.42%	753
2016	9.660359	10.111867	4.67%	753
2015	10.059849	9.660359	-3.97%	674
2014	9.956410	10.059849	1.04%	529
2013	10.147191	9.956410	-1.88%	385
2012*	10.000000	10.147191	1.47%	239
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.563019	10.764832	25.71%	0
2018	10.834904	8.563019	-20.97%	0
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	17.575114	22.807249	29.77%	3,308
2018	19.421622	17.575114	-9.51%	3,759
2017	16.907505	19.421622	14.87%	3,786
2016	15.416795	16.907505	9.67%	4,597
2015	15.185963	15.416795	1.52%	4,943
2014	13.962030	15.185963	8.77%	7,242
2013	10.784102	13.962030	29.47%	7,324
2012	9.392031	10.784102	14.82%	7,336
2011	9.560353	9.392031	-1.76%	8,339
2010	8.380574	9.560353	14.08%	11,698

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.383074	21.599840	24.26%	194
2018	19.731589	17.383074	-11.90%	194
2017	17.591664	19.731589	12.16%	206
2016	15.166118	17.591664	15.99%	218
2015	16.403999	15.166118	-7.55%	240
2014	14.916140	16.403999	9.97%	250
2013	10.765896	14.916140	38.55%	265
2012	9.287529	10.765896	15.92%	309
2011	9.666488	9.287529	-3.92%	312
2010	7.972456	9.666488	21.25%	248
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.195108	30.145251	19.65%	228
2018	27.121614	25.195108	-7.10%	228
2017	23.338597	27.121614	16.21%	228
2016	24.379274	23.338597	-4.27%	228
2015	27.073296	24.379274	-9.95%	228
2014	29.087115	27.073296	-6.92%	228
2013	23.659040	29.087115	22.94%	228
2012	20.206565	23.659040	17.09%	182
2011	22.162871	20.206565	-8.83%	337
2010	20.756661	22.162871	6.77%	700
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.398811	27.747451	9.25%	26
2018	26.412303	25.398811	-3.84%	26
2017	25.198511	26.412303	4.82%	26
2016	22.073105	25.198511	14.16%	31
2015	24.029430	22.073105	-8.14%	32
2014	24.000294	24.029430	0.12%	32
2013	22.106645	24.000294	8.57%	33
2012	18.965857	22.106645	16.56%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.134542	36.774720	35.53%	30
2018	27.636754	27.134542	-1.82%	30
2017	22.165758	27.636754	24.68%	30
2016	21.259340	22.165758	4.26%	30
2015	22.965484	21.259340	-7.43%	30
2014	21.669290	22.965484	5.98%	30
2013	16.973576	21.669290	27.66%	30
2012	15.213627	16.973576	11.57%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.649897	10.360648	7.37%	371
2018	9.950738	9.649897	-3.02%	310
2017	9.798941	9.950738	1.55%	0
2016	9.756238	9.798941	0.44%	0
2015*	10.000000	9.756238	-2.44%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	19.718472	26.512971	34.46%	1,568
2018	19.732536	19.718472	-0.07%	1,720
2017	15.448831	19.732536	27.73%	1,938
2016	15.423646	15.448831	0.16%	2,046
2015	14.024236	15.423646	9.98%	2,054
2014	13.159690	14.024236	6.57%	2,194
2013	10.233324	13.159690	28.60%	2,313
2012	8.409579	10.233324	21.69%	2,434
2011	9.197534	8.409579	-8.57%	2,515
2010	8.791629	9.197534	4.62%	3,021
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.548241	16.431522	42.29%	237
2018	11.649216	11.548241	-0.87%	311
2017	8.181386	11.649216	42.39%	908
2016	7.313629	8.181386	11.86%	969
2015	7.113429	7.313629	2.81%	1,269
2014	6.621198	7.113429	7.43%	2,402
2013	4.977495	6.621198	33.02%	1,519
2012	4.252104	4.977495	17.06%	1,571
2011	4.737899	4.252104	-10.25%	202
2010	3.876473	4.737899	22.22%	307
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.345294	12.878826	24.49%	1,971
2018	12.408978	10.345294	-16.63%	1,991
2017	9.655074	12.408978	28.52%	1,972
2016	10.533109	9.655074	-8.34%	1,891
2015	11.755857	10.533109	-10.40%	2,061
2014	13.612676	11.755857	-13.64%	2,043
2013	12.123651	13.612676	12.28%	2,030
2012	10.903031	12.123651	11.20%	2,252
2011	16.400788	10.903031	-33.52%	245
2010	13.352217	16.400788	22.83%	338
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	25.393847	31.626292	24.54%	30
2018	29.319127	25.393847	-13.39%	30
2017	26.229398	29.319127	11.78%	30
2016	23.274940	26.229398	12.69%	30
2015	24.335724	23.274940	-4.36%	30
2014	21.518331	24.335724	13.09%	30
2013	16.554223	21.518331	29.99%	30
2012	13.997510	16.554223	18.27%	86
2011	13.944976	13.997510	0.38%	86
2010	11.496687	13.944976	21.30%	86

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.827451	10.246414	16.07%	0
2018	11.033044	8.827451	-19.99%	0
2017	8.784500	11.033044	25.60%	0
2016	7.402289	8.784500	18.67%	0
2015	9.424410	7.402289	-21.46%	0
2014*	10.000000	9.424410	-5.76%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.867284	10.509924	6.51%	0
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	24.178998	33.561242	38.80%	16
2018	25.042238	24.178998	-3.45%	16
2017	20.174520	25.042238	24.13%	16
2016	18.872332	20.174520	6.90%	16
2015	19.629718	18.872332	-3.86%	16
2014	21.598115	19.629718	-9.11%	16
2013	15.566365	21.598115	38.75%	16
2012	13.105492	15.566365	18.78%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	23.160809	29.469769	27.24%	388
2018	26.299566	23.160809	-11.93%	457
2017	22.809489	26.299566	15.30%	243
2016	20.403806	22.809489	11.79%	243
2015	20.963037	20.403806	-2.67%	243
2014	19.361113	20.963037	8.27%	243
2013	14.532738	19.361113	33.22%	243
2012	12.764823	14.532738	13.85%	226
2011	13.052601	12.764823	-2.20%	226
2010	11.945131	13.052601	9.27%	226
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.288585	21.343535	23.45%	44
2018	19.494003	17.288585	-11.31%	44
2017	15.644395	19.494003	24.61%	44
2016	15.333259	15.644395	2.03%	44
2015	14.678641	15.333259	4.46%	44
2014	14.772760	14.678641	-0.64%	44
2013	11.780323	14.772760	25.40%	44
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.919477	14.074464	8.94%	0
2018	13.237077	12.919477	-2.40%	0
2017	12.680527	13.237077	4.39%	0
2016	12.162501	12.680527	4.26%	0
2015	12.460272	12.162501	-2.39%	23,178
2014	11.758552	12.460272	5.97%	23,178
2013	12.006058	11.758552	-2.06%	23,178
2012	11.166290	12.006058	7.52%	23,178
2011	10.757106	11.166290	3.80%	23,178
2010	10.218571	10.757106	5.27%	23,178
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	32.185417	36.129024	12.25%	22
2018	35.207187	32.185417	-8.58%	22
2017	32.661086	35.207187	7.80%	22
2016	30.067644	32.661086	8.63%	22
2015	30.948548	30.067644	-2.85%	22
2014	30.603903	30.948548	1.13%	22
2013	34.135953	30.603903	-10.35%	22
2012	29.454889	34.135953	15.89%	22
2011	28.008321	29.454889	5.16%	22
2010	25.975701	28.008321	7.83%	1,372
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.269537	11.645306	25.63%	0
2018	10.243756	9.269537	-9.51%	0
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.722946	18.192958	15.71%	0
2018	17.117969	15.722946	-8.15%	0
2017	15.004852	17.117969	14.08%	0
2016	14.464718	15.004852	3.73%	0
2015	15.728275	14.464718	-8.03%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.283678	21.056976	21.83%	40
2018	18.954527	17.283678	-8.82%	40
2017	16.415371	18.954527	15.47%	40
2016	15.050741	16.415371	9.07%	40
2015	16.501542	15.050741	-8.79%	40
2014	17.149472	16.501542	-3.78%	40
2013	13.231297	17.149472	29.61%	40
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
2010*	10.000000	11.280501	12.81%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.924989	18.898041	18.67%	95
2018	17.059679	15.924989	-6.65%	95
2017	14.994535	17.059679	13.77%	95
2016	14.000824	14.994535	7.10%	95
2015	14.111333	14.000824	-0.78%	95
2014	13.679983	14.111333	3.15%	685
2013	11.293817	13.679983	21.13%	696
2012	9.934130	11.293817	13.69%	669
2011	10.017612	9.934130	-0.83%	695
2010	9.102112	10.017612	10.06%	697
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.034410	11.815215	7.08%	1,398
2018	11.353917	11.034410	-2.81%	1,427
2017	11.196015	11.353917	1.41%	1,480
2016	11.100673	11.196015	0.86%	1,412
2015	11.324564	11.100673	-1.98%	1,453
2014	10.979648	11.324564	3.14%	1,532
2013	11.470453	10.979648	-4.28%	1,516
2012	11.122824	11.470453	3.13%	1,333
2011	10.707494	11.122824	3.88%	1,217
2010	10.282254	10.707494	4.14%	1,063
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.610611	23.320079	32.42%	10
2018	19.790944	17.610611	-11.02%	10
2017	15.379692	19.790944	28.68%	10
2016	15.623617	15.379692	-1.56%	13
2015	14.925333	15.623617	4.68%	13
2014	14.917365	14.925333	0.05%	1,122
2013	11.802543	14.917365	26.39%	1,142
2012	9.839907	11.802543	19.95%	1,317
2011	11.042898	9.839907	-10.89%	1,391
2010	10.098290	11.042898	9.35%	2,589
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.598859	25.087775	28.01%	0
2018	20.081770	19.598859	-2.40%	0
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	121
2012	9.151941	10.556109	15.34%	121
2011	9.772798	9.151941	-6.35%	3,190
2010	8.415640	9.772798	16.13%	4,161

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.245630	20.058144	23.47%	0
2018	16.906057	16.245630	-3.91%	0
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.952570	18.183041	7.26%	683
2018	17.670587	16.952570	-4.06%	779
2017	16.913566	17.670587	4.48%	788
2016	15.843976	16.913566	6.75%	821
2015	16.606176	15.843976	-4.59%	1,116
2014	16.270082	16.606176	2.07%	1,136
2013	16.748212	16.270082	-2.85%	1,146
2012	15.186866	16.748212	10.28%	1,324
2011	14.644228	15.186866	3.71%	10,173
2010	13.478009	14.644228	8.65%	4,673
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.046684	20.071775	25.08%	1,409
2018	17.612131	16.046684	-8.89%	1,444
2017	15.191066	17.612131	15.94%	1,495
2016	13.114994	15.191066	15.83%	1,551
2015	14.245980	13.114994	-7.94%	1,565
2014	13.281997	14.245980	7.26%	1,468
2013	9.966401	13.281997	33.27%	1,415
2012	8.563167	9.966401	16.39%	1,440
2011	8.922867	8.563167	-4.03%	1,325
2010	7.844435	8.922867	13.75%	1,238
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.526822	11.888340	12.93%	0
2018	11.707109	10.526822	-10.08%	0
2017	10.060473	11.707109	16.37%	0
2016*	10.000000	10.060473	0.60%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.191884	21.635584	12.73%	35
2018	20.139623	19.191884	-4.71%	114
2017	19.199993	20.139623	4.89%	114
2016	17.117751	19.199993	12.16%	114
2015	17.889112	17.117751	-4.31%	114
2014	17.754942	17.889112	0.76%	1,035
2013	16.877537	17.754942	5.20%	79
2012	14.995954	16.877537	12.55%	123
2011	14.701168	14.995954	2.01%	123
2010	13.223456	14.701168	11.17%	2,376
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	16.071751	20.223208	25.83%	898
2018	17.178346	16.071751	-6.44%	900
2017	14.003003	17.178346	22.68%	903
2016	12.545275	14.003003	11.62%	905
2015	12.908105	12.545275	-2.81%	907
2014	12.324659	12.908105	4.73%	910
2013	8.722071	12.324659	41.30%	2,824
2012	7.591605	8.722071	14.89%	3,365
2011	8.742345	7.591605	-13.16%	6,157
2010	7.696717	8.742345	13.59%	6,220
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.557555	15.803074	25.85%	0
2018	13.456350	12.557555	-6.68%	0
2017	10.977304	13.456350	22.58%	0
2016*	10.000000	10.977304	9.77%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.886395	22.090693	30.82%	674
2018	20.575174	16.886395	-17.93%	701
2017	16.649439	20.575174	23.58%	717
2016	17.312533	16.649439	-3.83%	714
2015	17.707951	17.312533	-2.23%	1,212
2014	18.206955	17.707951	-2.74%	1,181
2013	15.269231	18.206955	19.24%	0
2012	13.407646	15.269231	13.88%	0
2011	15.048921	13.407646	-10.91%	0
2010	13.419579	15.048921	12.14%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	17.756330	22.558361	27.04%	1,267
2018	18.074963	17.756330	-1.76%	1,365
2017	15.263352	18.074963	18.42%	1,365
2016	13.946110	15.263352	9.45%	1,587
2015	14.062983	13.946110	-0.83%	1,700
2014	12.763041	14.062983	10.19%	1,700
2013	9.908538	12.763041	28.81%	1,700
2012	8.830265	9.908538	12.21%	1,923
2011	8.939945	8.830265	-1.23%	1,923
2010	8.020350	8.939945	11.47%	1,923
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.213674	16.093102	21.79%	0
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.652317	14.442149	14.15%	0
2018	13.735159	12.652317	-7.88%	0
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	2,700
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.165588	15.553345	18.14%	0
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.632636	12.648620	8.73%	0
2018	12.157713	11.632636	-4.32%	0
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.893478	12.185507	11.86%	0
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.179303	12.676843	13.40%	0
2018	12.245721	11.179303	-8.71%	0
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.962680	15.046703	16.08%	0
2018	14.201272	12.962680	-8.72%	0
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.164082	15.809028	20.09%	0
2018	14.807095	13.164082	-11.10%	0
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.408854	13.935324	12.30%	0
2018	13.262867	12.408854	-6.44%	0
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	979
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.570438	14.997784	10.52%	287
2018	16.384184	13.570438	-17.17%	287
2017	13.588149	16.384184	20.58%	287
2016	13.676995	13.588149	-0.65%	287
2015	14.486038	13.676995	-5.58%	287
2014	16.051858	14.486038	-9.75%	287
2013	13.604035	16.051858	17.99%	287
2012	11.581113	13.604035	17.47%	287
2011	13.459684	11.581113	-13.96%	287
2010	12.881784	13.459684	4.49%	676
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.346930	13.215768	7.04%	0
2018	12.620982	12.346930	-2.17%	0
2017	12.304165	12.620982	2.57%	0
2016	11.887202	12.304165	3.51%	0
2015	12.186709	11.887202	-2.46%	0
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.701870	13.676867	7.68%	0
2018	13.120067	12.701870	-3.19%	0
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	3,846
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.230884	12.038712	17.67%	0
2018	11.595234	10.230884	-11.77%	0
2017	10.010748	11.595234	15.83%	0
2016	9.146956	10.010748	9.44%	0
2015*	10.000000	9.146956	-8.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.115672	11.679244	15.46%	0
2018	11.170218	10.115672	-9.44%	0
2017	9.987169	11.170218	11.85%	0
2016	9.345079	9.987169	6.87%	0
2015*	10.000000	9.345079	-6.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	19.619173	23.698807	20.79%	587
2018	24.182675	19.619173	-18.87%	886
2017	17.393183	24.182675	39.04%	1,090
2016	16.433927	17.393183	5.84%	1,059
2015	19.911920	16.433927	-17.47%	1,085
2014	21.447690	19.911920	-7.16%	1,097
2013	21.668162	21.447690	-1.02%	0
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.818342	15.471934	4.41%	894
2018	15.090987	14.818342	-1.81%	895
2017	15.045435	15.090987	0.30%	936
2016	15.199951	15.045435	-1.02%	934
2015	15.487538	15.199951	-1.86%	1,577
2014	15.074621	15.487538	2.74%	1,630
2013	15.991691	15.074621	-5.73%	1,670
2012	15.794425	15.991691	1.25%	1,601
2011	14.987582	15.794425	5.38%	2,368
2010	14.558360	14.987582	2.95%	7,939

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.622456	9.622483	0.00%	1,375
2018	9.660459	9.622456	-0.39%	1,356
2017	9.790786	9.660459	-1.33%	6,018
2016	9.963936	9.790786	-1.74%	5,637
2015	10.141408	9.963936	-1.75%	6,531
2014	10.322042	10.141408	-1.75%	8,140
2013	10.505892	10.322042	-1.75%	14,387
2012	10.693534	10.505892	-1.75%	28,924
2011	10.883466	10.693534	-1.75%	19,603
2010	11.077304	10.883466	-1.75%	22,177
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.785886	14.964154	17.04%	294
2018	15.227872	12.785886	-16.04%	317
2017	12.159957	15.227872	25.23%	239
2016	12.269330	12.159957	-0.89%	276
2015	12.881716	12.269330	-4.75%	267
2014	13.170243	12.881716	-2.19%	267
2013	11.376083	13.170243	15.77%	0
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.338652	11.120569	19.08%	0
2018	11.069760	9.338652	-15.64%	0
2017	9.052425	11.069760	22.29%	0
2016	9.165287	9.052425	-1.23%	0
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.668255	23.910090	21.57%	1,591
2018	21.965631	19.668255	-10.46%	1,667
2017	18.876805	21.965631	16.36%	1,744
2016	17.550444	18.876805	7.56%	1,827
2015	18.043166	17.550444	-2.73%	1,921
2014	17.492493	18.043166	3.15%	2,012
2013	13.991591	17.492493	25.02%	3,624
2012	12.287289	13.991591	13.87%	4,320
2011	13.017499	12.287289	-5.61%	4,320
2010	11.558347	13.017499	12.62%	7,781

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.830644	17.939748	13.32%	992
2018	16.935489	15.830644	-6.52%	992
2017	15.509887	16.935489	9.19%	992
2016	14.849467	15.509887	4.45%	1,005
2015	15.140265	14.849467	-1.92%	1,006
2014	14.734335	15.140265	2.75%	1,007
2013	13.221841	14.734335	11.44%	1,009
2012	12.303112	13.221841	7.47%	907
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.545373	21.854187	17.84%	77
2018	20.183589	18.545373	-8.12%	77
2017	17.892430	20.183589	12.81%	77
2016	16.902122	17.892430	5.86%	77
2015	17.295177	16.902122	-2.27%	77
2014	16.731206	17.295177	3.37%	77
2013	14.250979	16.731206	17.40%	77
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.531157	14.561723	7.62%	0
2018	14.026457	13.531157	-3.53%	0
2017	13.507977	14.026457	3.84%	0
2016	13.185709	13.507977	2.44%	15
2015	13.385126	13.185709	-1.49%	16
2014	13.113378	13.385126	2.07%	18
2013	12.731781	13.113378	3.00%	1,697
2012	12.321407	12.731781	3.33%	2,420
2011	12.183286	12.321407	1.13%	3,181
2010	11.710202	12.183286	4.04%	3,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.973073	12.182409	11.02%	0
2018	11.835447	10.973073	-7.29%	0
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.265628	12.756263	13.23%	0
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.236385	19.939855	15.68%	25,138
2018	18.601709	17.236385	-7.34%	30,022
2017	16.764902	18.601709	10.96%	30,370
2016	15.925143	16.764902	5.27%	46,345
2015	16.263231	15.925143	-2.08%	47,098
2014	15.737515	16.263231	3.34%	48,881
2013	13.734134	15.737515	14.59%	51,487
2012	12.615362	13.734134	8.87%	58,453
2011	12.844780	12.615362	-1.79%	78,737
2010	11.787050	12.844780	8.97%	79,728
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.869651	22.586286	19.70%	1,562
2018	20.816065	18.869651	-9.35%	5,270
2017	18.157331	20.816065	14.64%	5,607
2016	17.035015	18.157331	6.59%	5,942
2015	17.465928	17.035015	-2.47%	6,303
2014	16.937438	17.465928	3.12%	6,659
2013	14.086750	16.937438	20.24%	8,439
2012	12.603905	14.086750	11.76%	8,629
2011	13.106674	12.603905	-3.84%	10,094
2010	11.822636	13.106674	10.86%	14,990
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.626727	17.423384	11.50%	9,245
2018	16.523254	15.626727	-5.43%	14,487
2017	15.398337	16.523254	7.31%	15,123
2016	14.826305	15.398337	3.86%	15,771
2015	15.095010	14.826305	-1.78%	16,454
2014	14.668665	15.095010	2.91%	17,127
2013	13.511847	14.668665	8.56%	19,339
2012	12.729642	13.511847	6.14%	20,038
2011	12.694057	12.729642	0.28%	20,470
2010	11.906084	12.694057	6.62%	22,814
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.741584	7.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.721586	22.727192	28.25%	929
2018	18.611743	17.721586	-4.78%	989
2017	14.548057	18.611743	27.93%	1,011
2016	14.489176	14.548057	0.41%	1,033
2015	14.257591	14.489176	1.62%	998
2014	13.140236	14.257591	8.50%	1,008
2013	9.925850	13.140236	32.38%	1,024
2012	8.682970	9.925850	14.31%	984
2011	9.101822	8.682970	-4.60%	978
2010	8.019906	9.101822	13.49%	966
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.978133	12.832145	16.89%	0
2018	11.740739	10.978133	-6.50%	0
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.320298	14.765666	19.85%	0
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.302805	38.267692	35.21%	2,364
2018	29.181241	28.302805	-3.01%	2,647
2017	23.327891	29.181241	25.09%	3,416
2016	22.910048	23.327891	1.82%	3,665
2015	22.188069	22.910048	3.25%	3,216
2014	20.756719	22.188069	6.90%	5,143
2013	15.454095	20.756719	34.31%	6,366
2012	13.253496	15.454095	16.60%	7,455
2011	13.797260	13.253496	-3.94%	10,124
2010	12.907066	13.797260	6.90%	15,909
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.506020	29.319591	24.73%	1,467
2018	26.394662	23.506020	-10.94%	1,518
2017	24.718923	26.394662	6.78%	1,621
2016	20.888610	24.718923	18.34%	1,758
2015	22.210318	20.888610	-5.95%	2,479
2014	19.984230	22.210318	11.14%	2,479
2013	15.420914	19.984230	29.59%	2,479
2012	13.689049	15.420914	12.65%	2,538
2011	13.842853	13.689049	-1.11%	3,153
2010	12.417364	13.842853	11.48%	3,154

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.768332	44.156968	23.45%	452
2018	41.086565	35.768332	-12.94%	452
2017	36.117207	41.086565	13.76%	1,013
2016	30.558520	36.117207	18.19%	1,015
2015	31.911560	30.558520	-4.24%	1,728
2014	29.683653	31.911560	7.51%	1,731
2013	22.707665	29.683653	30.72%	2,843
2012	19.675195	22.707665	15.41%	2,928
2011	20.547749	19.675195	-4.25%	4,266
2010	16.571411	20.547749	24.00%	4,687
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.524245	9.761077	14.51%	0
2018	10.474681	8.524245	-18.62%	477
2017	8.672491	10.474681	20.78%	527
2016	8.388218	8.672491	3.39%	584
2015	8.998330	8.388218	-6.78%	640
2014*	10.000000	8.998330	-10.02%	699
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.098815	21.067126	23.21%	742
2018	19.685778	17.098815	-13.14%	742
2017	17.492393	19.685778	12.54%	742
2016	15.301300	17.492393	14.32%	742
2015	16.080609	15.301300	-4.85%	690
2014	14.809357	16.080609	8.58%	599
2013	11.129017	14.809357	33.07%	503
2012	9.615209	11.129017	15.74%	388
2011	10.392031	9.615209	-7.48%	727
2010*	10.000000	10.392031	3.92%	646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.036608	17.252325	22.91%	0
2018	16.198467	14.036608	-13.35%	0
2017	14.415780	16.198467	12.37%	0
2016	12.643162	14.415780	14.02%	0
2015	13.326338	12.643162	-5.13%	0
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	719

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.798795	21.657393	21.68%	2,262
2018	20.862204	17.798795	-14.68%	2,331
2017	18.651519	20.862204	11.85%	2,409
2016	16.142678	18.651519	15.54%	2,510
2015	16.918435	16.142678	-4.59%	2,510
2014	14.715228	16.918435	14.97%	2,510
2013	11.038815	14.715228	33.30%	3,622
2012	9.657332	11.038815	14.31%	3,685
2011	10.062592	9.657332	-4.03%	4,569
2010	8.560970	10.062592	17.54%	4,515
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	24.211270	32.282773	33.34%	143
2018	26.770696	24.211270	-9.56%	155
2017	21.809873	26.770696	22.75%	117
2016	20.495168	21.809873	6.41%	119
2015	20.703703	20.495168	-1.01%	119
2014	20.496234	20.703703	1.01%	120
2013	14.457727	20.496234	41.77%	195
2012	12.972612	14.457727	11.45%	197
2011	13.289367	12.972612	-2.38%	198
2010	10.782030	13.289367	23.25%	198
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	35.919037	41.995934	16.92%	1,470
2018	44.026699	35.919037	-18.42%	1,568
2017	41.084970	44.026699	7.16%	1,698
2016	33.203943	41.084970	23.74%	1,931
2015	35.961220	33.203943	-7.67%	2,686
2014	34.200174	35.961220	5.15%	2,745
2013	24.792609	34.200174	37.95%	3,228
2012	20.951558	24.792609	18.33%	3,728
2011	22.463020	20.951558	-6.73%	6,961
2010	18.058391	22.463020	24.39%	7,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	35.428089	43.735796	23.45%	689
2018	41.278090	35.428089	-14.17%	701
2017	37.018293	41.278090	11.51%	719
2016	30.672499	37.018293	20.69%	733
2015	31.737871	30.672499	-3.36%	748
2014	32.042038	31.737871	-0.95%	764
2013	23.144646	32.042038	38.44%	780
2012	20.395934	23.144646	13.48%	834
2011	21.980421	20.395934	-7.21%	852
2010	17.851607	21.980421	23.13%	2,515

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.905496	20.929439	23.80%	873
2018	18.266090	16.905496	-7.45%	873
2017	15.672468	18.266090	16.55%	873
2016	14.486024	15.672468	8.19%	878
2015	14.791962	14.486024	-2.07%	829
2014	13.612167	14.791962	8.67%	741
2013	9.984045	13.612167	36.34%	648
2012	9.114257	9.984045	9.54%	533
2011	9.580926	9.114257	-4.87%	395
2010	7.890737	9.580926	21.42%	319
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.562473	17.416312	28.42%	2,793
2018	14.369085	13.562473	-5.61%	3,115
2017	13.732068	14.369085	4.64%	4,875
2016	13.019192	13.732068	5.48%	4,990
2015	14.001209	13.019192	-7.01%	6,670
2014	11.056729	14.001209	26.63%	6,687
2013	10.921107	11.056729	1.24%	8,141
2012	9.600461	10.921107	13.76%	10,020
2011	9.174654	9.600461	4.64%	19,674
2010	7.172938	9.174654	27.91%	20,826
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.656523	20.126503	28.55%	0
2018	16.753453	15.656523	-6.55%	0
2017	14.065600	16.753453	19.11%	0
2016	12.850917	14.065600	9.45%	0
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.971381	10.197312	2.27%	0
2018	10.067388	9.971381	-0.95%	0
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.959834	17.138968	22.77%	0
2018	16.028103	13.959834	-12.90%	0
2017	14.286741	16.028103	12.19%	0
2016	12.029765	14.286741	18.76%	0
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.866851	22.745370	34.85%	3,620
2018	18.431855	16.866851	-8.49%	4,138
2017	14.685650	18.431855	25.51%	4,320
2016	14.038823	14.685650	4.61%	4,981
2015	14.315398	14.038823	-1.93%	5,461
2014	14.005298	14.315398	2.21%	5,666
2013	10.259178	14.005298	36.51%	5,839
2012	9.087873	10.259178	12.89%	6,924
2011	9.657916	9.087873	-5.90%	7,207
2010	7.751047	9.657916	24.60%	8,089
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.007763	14.328027	30.16%	34
2018	11.991406	11.007763	-8.20%	34
2017	9.797737	11.991406	22.39%	34
2016	9.573360	9.797737	2.34%	34
2015*	10.000000	9.573360	-4.27%	34
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.692248	9.873708	1.87%	59
2018	9.766136	9.692248	-0.76%	59
2017	9.851808	9.766136	-0.87%	59
2016	9.906027	9.851808	-0.55%	59
2015	10.063981	9.906027	-1.57%	59
2014	10.181143	10.063981	-1.15%	59
2013	10.298975	10.181143	-1.14%	59
2012	10.021374	10.298975	2.77%	0
2011	10.170023	10.021374	-1.46%	0
2010	9.831558	10.170023	3.44%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.407470	27.714074	23.68%	18
2018	24.194237	22.407470	-7.39%	18
2017	20.792017	24.194237	16.36%	18
2016	19.261718	20.792017	7.94%	18
2015	19.696124	19.261718	-2.21%	386
2014	18.161430	19.696124	8.45%	389
2013	13.433360	18.161430	35.20%	18
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	1,789
2010	10.718556	12.938030	20.71%	1,964

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.531478	11.562316	9.79%	0
2018	11.337668	10.531478	-7.11%	0
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.407756	11.723934	12.65%	68
2018	11.131296	10.407756	-6.50%	100
2017	10.319733	11.131296	7.86%	0
2016	9.277224	10.319733	11.24%	0
2015	9.671216	9.277224	-4.07%	0
2014*	10.000000	9.671216	-3.29%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.969902	11.523499	5.05%	0
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	407
2010	10.837712	11.646011	7.46%	407
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.836420	11.064538	2.11%	793
2018	11.004411	10.836420	-1.53%	844
2017	11.061363	11.004411	-0.51%	903
2016	11.112815	11.061363	-0.46%	967
2015	11.287188	11.112815	-1.54%	1,026
2014	11.402909	11.287188	-1.01%	4,034
2013	11.633026	11.402909	-1.98%	3,963
2012	11.196933	11.633026	3.89%	3,682
2011	11.282116	11.196933	-0.76%	4,940
2010	10.916941	11.282116	3.35%	4,970

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.688118	13.517606	6.54%	0
2018	13.207659	12.688118	-3.93%	0
2017	12.967400	13.207659	1.85%	0
2016	12.546943	12.967400	3.35%	0
2015	13.125427	12.546943	-4.41%	0
2014	12.958631	13.125427	1.29%	0
2013	14.528598	12.958631	-10.81%	0
2012	13.597643	14.528598	6.85%	0
2011	12.393052	13.597643	9.72%	0
2010	11.667396	12.393052	6.22%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.100090	10.190901	0.90%	0
2018	10.136327	10.100090	-0.36%	0
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.692987	15.641976	6.46%	0
2018	15.036693	14.692987	-2.29%	0
2017	14.585928	15.036693	3.09%	0
2016	14.456742	14.585928	0.89%	0
2015	14.650434	14.456742	-1.32%	0
2014	14.300621	14.650434	2.45%	0
2013	14.845654	14.300621	-3.67%	0
2012	13.787185	14.845654	7.68%	0
2011	13.543862	13.787185	1.80%	0
2010	12.750597	13.543862	6.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.556138	11.226764	6.35%	1,183
2018	10.813864	10.556138	-2.38%	1,183
2017	10.500133	10.813864	2.99%	1,183
2016	10.417511	10.500133	0.79%	1,186
2015	10.567590	10.417511	-1.42%	1,065
2014	10.325496	10.567590	2.34%	835
2013	10.729699	10.325496	-3.77%	4,081
2012	9.973762	10.729699	7.58%	4,109
2011*	10.000000	9.973762	-0.26%	4,124
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.689589	11.914609	22.96%	0
2018	12.193950	9.689589	-20.54%	0
2017	9.804409	12.193950	24.37%	0
2016*	10.000000	9.804409	-1.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.900544	13.978251	17.46%	0
2018	13.318466	11.900544	-10.65%	0
2017	12.886840	13.318466	3.35%	0
2016	10.956047	12.886840	17.62%	0
2015	12.738205	10.956047	-13.99%	0
2014	13.446304	12.738205	-5.27%	0
2013	11.311786	13.446304	18.87%	0
2012	10.700031	11.311786	5.72%	0
2011	12.389635	10.700031	-13.64%	0
2010	9.702986	12.389635	27.69%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.614192	42.481283	26.38%	64
2018	33.925565	33.614192	-0.92%	64
2017	27.121882	33.925565	25.09%	64
2016	30.916649	27.121882	-12.27%	64
2015	27.978326	30.916649	10.50%	810
2014	21.700606	27.978326	28.93%	349
2013	14.674413	21.700606	47.88%	64
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	30.963171	39.729093	28.31%	159
2018	41.192882	30.963171	-24.83%	166
2017	27.757816	41.192882	48.40%	177
2016	28.221889	27.757816	-1.64%	185
2015	33.398057	28.221889	-15.50%	194
2014	34.134686	33.398057	-2.16%	203
2013	31.014584	34.134686	10.06%	212
2012	24.319064	31.014584	27.53%	222
2011	33.330410	24.319064	-27.04%	232
2010	26.744986	33.330410	24.62%	241
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.135834	5.628571	9.59%	0
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	19.514318	21.448446	9.91%	64
2018	27.695808	19.514318	-29.54%	64
2017	28.674609	27.695808	-3.41%	64
2016	20.307440	28.674609	41.20%	64
2015	31.057654	20.307440	-34.61%	64
2014	39.076577	31.057654	-20.52%	64
2013	35.982254	39.076577	8.60%	90
2012	35.425248	35.982254	1.57%	358
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.351796	21.887386	26.14%	0
2018	20.372789	17.351796	-14.83%	0
2017	16.396615	20.372789	24.25%	0
2016	16.062157	16.396615	2.08%	0
2015	16.873703	16.062157	-4.81%	0
2014	15.584689	16.873703	8.27%	0
2013	11.843756	15.584689	31.59%	0
2012	10.367472	11.843756	14.24%	0
2011	11.324974	10.367472	-8.45%	0
2010	10.260024	11.324974	10.38%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.560380	35.027781	22.64%	14
2018	28.696419	28.560380	-0.47%	14
2017	23.205471	28.696419	23.66%	14
2016	21.919590	23.205471	5.87%	14
2015	22.972247	21.919590	-4.58%	14
2014	23.828936	22.972247	-3.60%	14
2013	16.143913	23.828936	47.60%	14
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.439003	12.945121	13.17%	0
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	27.085976	31.892141	17.74%	0
2018	32.566656	27.085976	-16.83%	0
2017	29.385772	32.566656	10.82%	0
2016	23.978080	29.385772	22.55%	0
2015	25.891957	23.978080	-7.39%	0
2014	24.201489	25.891957	6.98%	0
2013	17.905929	24.201489	35.16%	0
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	802
2010	13.797970	17.152655	24.31%	917
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.317675	13.172806	6.94%	0
2018	12.908566	12.317675	-4.58%	0
2017	12.678987	12.908566	1.81%	1,023
2016	12.368114	12.678987	2.51%	193
2015	12.913569	12.368114	-4.22%	216
2014	12.730209	12.913569	1.44%	2,308
2013	14.164666	12.730209	-10.13%	2,521
2012	13.432801	14.164666	5.45%	965
2011	12.240643	13.432801	9.74%	635
2010	11.857942	12.240643	3.23%	379
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	17.458337	21.250045	21.72%	1,578
2018	19.091323	17.458337	-8.55%	1,597
2017	16.134748	19.091323	18.32%	1,605
2016	14.477526	16.134748	11.45%	1,629
2015	15.620915	14.477526	-7.32%	1,650
2014	14.139322	15.620915	10.48%	2,358
2013	10.600939	14.139322	33.38%	2,375
2012	9.408468	10.600939	12.67%	2,931
2011	9.291404	9.408468	1.26%	2,611
2010	8.288964	9.291404	12.09%	2,679

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	13.275189	16.741278	26.11%	0
2018	15.947383	13.275189	-16.76%	0
2017	12.376441	15.947383	28.85%	0
2016	13.335968	12.376441	-7.20%	0
2015	13.478241	13.335968	-1.06%	0
2014	14.525214	13.478241	-7.21%	0
2013	12.083353	14.525214	20.21%	0
2012	10.156108	12.083353	18.98%	0
2011	11.757951	10.156108	-13.62%	0
2010	10.568405	11.757951	11.26%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.937301	26.553941	26.83%	0
2018	24.463451	20.937301	-14.41%	0
2017	22.302411	24.463451	9.69%	0
2016	18.485187	22.302411	20.65%	0
2015	19.097665	18.485187	-3.21%	0
2014	16.704316	19.097665	14.33%	0
2013	13.073286	16.704316	27.77%	0
2012	11.444774	13.073286	14.23%	0
2011	11.735524	11.444774	-2.48%	1,084
2010	10.021054	11.735524	17.11%	220
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	24.767737	30.897270	24.75%	0
2018	27.765066	24.767737	-10.80%	0
2017	25.998287	27.765066	6.80%	0
2016	21.973299	25.998287	18.32%	0
2015	23.280381	21.973299	-5.61%	0
2014	20.964844	23.280381	11.04%	0
2013	16.207003	20.964844	29.36%	0
2012	14.405116	16.207003	12.51%	0
2011	14.521309	14.405116	-0.80%	0
2010	13.037303	14.521309	11.38%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.208490	11.514660	12.79%	1,831
2018	10.705882	10.208490	-4.65%	49
2017	10.180914	10.705882	5.16%	1,281
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.704994	10.402054	7.18%	0
2018	9.955696	9.704994	-2.52%	0
2017	9.822747	9.955696	1.35%	0
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.538357	14.442214	25.17%	0
2018	12.692383	11.538357	-9.09%	0
2017	11.094759	12.692383	14.40%	0
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.966850	17.307073	15.64%	78
2018	16.492723	14.966850	-9.25%	78
2017	14.769500	16.492723	11.67%	291
2016	14.488185	14.769500	1.94%	291
2015	14.902965	14.488185	-2.78%	291
2014	14.888462	14.902965	0.10%	78
2013	13.251063	14.888462	12.36%	78
2012	12.271448	13.251063	7.98%	78
2011	12.967969	12.271448	-5.37%	501
2010	12.031177	12.967969	7.79%	2,055
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.993218	12.938773	17.70%	0
2018	13.278811	10.993218	-17.21%	0
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	27.285492	32.746171	20.01%	624
2018	30.528704	27.285492	-10.62%	624
2017	27.656361	30.528704	10.39%	668
2016	22.399151	27.656361	23.47%	793
2015	23.353793	22.399151	-4.09%	698
2014	22.623222	23.353793	3.23%	704
2013	16.371879	22.623222	38.18%	710
2012	14.405049	16.371879	13.65%	877
2011	14.586471	14.405049	-1.24%	724
2010	11.804780	14.586471	23.56%	731
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	18.001684	23.094079	28.29%	510
2018	19.224697	18.001684	-6.36%	510
2017	16.106673	19.224697	19.36%	510
2016	14.682217	16.106673	9.70%	998
2015	14.787621	14.682217	-0.71%	1,177
2014	13.276376	14.787621	11.38%	1,492
2013	10.239975	13.276376	29.65%	2,119
2012	9.010109	10.239975	13.65%	2,409
2011	9.005817	9.010109	0.05%	2,937
2010	7.985805	9.005817	12.77%	6,342

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.706239	18.084109	31.94%	0
2018	14.601678	13.706239	-6.13%	254
2017	12.891731	14.601678	13.26%	0
2016	11.893604	12.891731	8.39%	278
2015	12.511330	11.893604	-4.94%	482
2014	11.229924	12.511330	11.41%	53
2013	8.512216	11.229924	31.93%	806
2012	7.741565	8.512216	9.95%	332
2011	7.812755	7.741565	-0.91%	1,482
2010	6.929234	7.812755	12.75%	4,707
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	17.559317	23.416450	33.36%	1,201
2018	19.198584	17.559317	-8.54%	1,202
2017	15.353004	19.198584	25.05%	1,204
2016	14.488461	15.353004	5.97%	1,201
2015	15.127459	14.488461	-4.22%	1,547
2014	14.251552	15.127459	6.15%	1,550
2013	11.983707	14.251552	18.92%	1,534
2012	11.051189	11.983707	8.44%	2,341
2011	10.322980	11.051189	7.05%	1,713
2010	9.115753	10.322980	13.24%	4,709
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.907461	20.219054	19.59%	0
2018	21.278715	16.907461	-20.54%	0
2017	17.378511	21.278715	22.44%	0
2016	15.115709	17.378511	14.97%	0
2015	15.751440	15.115709	-4.04%	0
2014	15.788484	15.751440	-0.23%	0
2013	10.823162	15.788484	45.88%	0
2012	9.142064	10.823162	18.39%	0
2011	10.805526	9.142064	-15.39%	0
2010	8.389944	10.805526	28.79%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.589434	10.972749	14.43%	0
2018	10.172992	9.589434	-5.74%	0
2017*	10.000000	10.172992	1.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.384541	16.786996	25.42%	0
2018	16.412267	13.384541	-18.45%	0
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.240691	10.768224	5.15%	0
2018	10.438406	10.240691	-1.89%	0
2017	10.275480	10.438406	1.59%	0
2016	9.604149	10.275480	6.99%	0
2015	9.878201	9.604149	-2.77%	0
2014*	10.000000	9.878201	-1.22%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	16.578713	17.817761	7.47%	1,468
2018	16.984993	16.578713	-2.39%	1,468
2017	16.624570	16.984993	2.17%	2,048
2016	16.304918	16.624570	1.96%	3,031
2015	16.644322	16.304918	-2.04%	3,504
2014	16.329991	16.644322	1.92%	3,716
2013	16.458981	16.329991	-0.78%	4,086
2012	15.276254	16.458981	7.74%	4,874
2011	15.209865	15.276254	0.44%	4,818
2010	14.274621	15.209865	6.55%	4,862
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.217045	10.424829	26.87%	0
2018*	10.000000	8.217045	-17.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.383059	16.383941	13.91%	0
2018	15.275138	14.383059	-5.84%	0
2017	13.765944	15.275138	10.96%	0
2016	13.314878	13.765944	3.39%	0
2015	13.601369	13.314878	-2.11%	0
2014	13.273359	13.601369	2.47%	0
2013	11.920188	13.273359	11.35%	0
2012	10.869096	11.920188	9.67%	0
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.500460	17.088655	17.85%	0
2018	15.706586	14.500460	-7.68%	0
2017	13.731849	15.706586	14.38%	0
2016	13.186077	13.731849	4.14%	0
2015	13.477175	13.186077	-2.16%	0
2014	13.112611	13.477175	2.78%	0
2013	11.515609	13.112611	13.87%	0
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	15.014428	18.337967	22.14%	78
2018	16.600078	15.014428	-9.55%	78
2017	13.990849	16.600078	18.65%	78
2016	13.374549	13.990849	4.61%	67
2015	13.665628	13.374549	-2.13%	67
2014	13.270970	13.665628	2.97%	67
2013	11.123029	13.270970	19.31%	67
2012	9.808751	11.123029	13.40%	63
2011	10.264947	9.808751	-4.44%	44
2010	9.011193	10.264947	13.91%	29
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.127871	13.562808	21.88%	0
2018	11.859697	11.127871	-6.17%	0
2017	10.400299	11.859697	14.03%	0
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	25.076801	32.370026	29.08%	0
2018	27.310857	25.076801	-8.18%	0
2017	22.839402	27.310857	19.58%	0
2016	21.551729	22.839402	5.97%	0
2015	21.825046	21.551729	-1.25%	0
2014	19.876369	21.825046	9.80%	0
2013	15.433642	19.876369	28.79%	0
2012	13.513371	15.433642	14.21%	0
2011	14.133272	13.513371	-4.39%	0
2010	12.289568	14.133272	15.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	26.665250	34.374811	28.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.300781	7.873715	7.85%	111
2018	9.883319	7.300781	-26.13%	2,083
2017	10.351246	9.883319	-4.52%	5,017
2016	7.895121	10.351246	31.11%	5,509
2015	10.145183	7.895121	-22.18%	6,506
2014	11.843248	10.145183	-14.34%	5,368
2013	9.714618	11.843248	21.91%	5,036
2012	9.445903	9.714618	2.84%	5,032
2011	10.146276	9.445903	-6.90%	6,538
2010	8.671008	10.146276	17.01%	6,749

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.293565	21.622716	25.03%	4,630
2018	19.227607	17.293565	-10.06%	4,936
2017	17.356564	19.227607	10.78%	5,696
2016	14.990120	17.356564	15.79%	6,466
2015	15.915647	14.990120	-5.82%	6,816
2014	14.917510	15.915647	6.69%	6,910
2013	11.866714	14.917510	25.71%	7,496
2012	10.312273	11.866714	15.07%	8,528
2011	10.411498	10.312273	-0.95%	9,995
2010	9.212249	10.411498	13.02%	11,849
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.461186	14.595418	27.35%	0
2018	12.854110	11.461186	-10.84%	0
2017	11.224444	12.854110	14.52%	0
2016*	10.000000	11.224444	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	18.444140	25.483533	38.17%	0
2018	16.719909	18.444140	10.31%	0
2017	12.667617	16.719909	31.99%	0
2016	12.867401	12.667617	-1.55%	0
2015	12.422333	12.867401	3.58%	0
2014	11.284270	12.422333	10.09%	0
2013	8.340233	11.284270	35.30%	0
2012	7.109686	8.340233	17.31%	0
2011	7.085232	7.109686	0.35%	0
2010	5.834798	7.085232	21.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.481328	24.352813	31.77%	750
2018	18.874026	18.481328	-2.08%	756
2017	14.235871	18.874026	32.58%	916
2016	14.393385	14.235871	-1.09%	799
2015	13.691579	14.393385	5.13%	1,280
2014	12.539586	13.691579	9.19%	1,452
2013	9.375162	12.539586	33.75%	1,708
2012	8.335019	9.375162	12.48%	1,967
2011	8.475516	8.335019	-1.66%	3,535
2010	6.957073	8.475516	21.83%	6,807

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.912665	15.700708	12.85%	671
2018	14.698329	13.912665	-5.35%	1,042
2017	13.978558	14.698329	5.15%	1,097
2016	12.445346	13.978558	12.32%	1,171
2015	13.168063	12.445346	-5.49%	1,443
2014	13.266866	13.168063	-0.74%	86
2013	12.760502	13.266866	3.97%	86
2012	11.379525	12.760502	12.14%	86
2011	11.149869	11.379525	2.06%	86
2010	9.978355	11.149869	11.74%	86
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.550814	14.581874	7.61%	893
2018	13.888371	13.550814	-2.43%	79
2017	13.577629	13.888371	2.29%	79
2016	13.214255	13.577629	2.75%	79
2015	13.552134	13.214255	-2.49%	74
2014	13.049653	13.552134	3.85%	0
2013	13.544812	13.049653	-3.66%	772
2012	13.041358	13.544812	3.86%	707
2011	12.386820	13.041358	5.28%	1,252
2010	11.714253	12.386820	5.74%	1,058
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.748659	20.287332	21.13%	154
2018	19.982963	16.748659	-16.19%	154
2017	16.857886	19.982963	18.54%	154
2016	15.311403	16.857886	10.10%	154
2015	15.829512	15.311403	-3.27%	154
2014	15.179140	15.829512	4.28%	154
2013	11.360376	15.179140	33.61%	154
2012	10.081964	11.360376	12.68%	154
2011	11.498770	10.081964	-12.32%	1,300
2010	9.097945	11.498770	26.39%	3,946
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	13.046336	16.356980	25.38%	65
2018	15.610534	13.046336	-16.43%	65
2017	12.217774	15.610534	27.77%	132
2016	13.112691	12.217774	-6.82%	132
2015	12.902709	13.112691	1.63%	132
2014	14.306840	12.902709	-9.81%	65
2013	11.174489	14.306840	28.03%	65
2012	9.440539	11.174489	18.37%	65
2011	11.614303	9.440539	-18.72%	65
2010	10.467057	11.614303	10.96%	65
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.337445	11.273686	20.74%	0
2018	10.165816	9.337445	-8.15%	0
2017*	10.000000	10.165816	1.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	20.578383	27.137680	31.87%	33
2018	25.351551	20.578383	-18.83%	34
2017	21.654811	25.351551	17.07%	32
2016	20.141517	21.654811	7.51%	33
2015	21.157060	20.141517	-4.80%	149
2014	20.193454	21.157060	4.77%	231
2013	15.764033	20.193454	28.10%	231
2012	12.630580	15.764033	24.81%	247
2011	14.110221	12.630580	-10.49%	341
2010	11.362675	14.110221	24.18%	460
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.224970	14.389034	17.70%	0
2018	13.779965	12.224970	-11.28%	0
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	1,466
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.194763	17.317473	13.97%	3,444
2018	16.170860	15.194763	-6.04%	3,718
2017	15.014079	16.170860	7.70%	3,729
2016	13.408196	15.014079	11.98%	3,842
2015	14.690328	13.408196	-8.73%	5,561
2014	14.299561	14.690328	2.73%	5,146
2013	12.779929	14.299561	11.89%	4,398
2012	11.552993	12.779929	10.62%	3,339
2011	11.490332	11.552993	0.55%	3,914
2010	10.384783	11.490332	10.65%	5,033
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.993463	19.843735	24.07%	59
2018	18.695774	15.993463	-14.45%	59
2017	17.204854	18.695774	8.67%	109
2016	13.456924	17.204854	27.85%	181
2015	14.796668	13.456924	-9.05%	210
2014	14.982387	14.796668	-1.24%	170
2013	11.198664	14.982387	33.79%	170
2012	9.633078	11.198664	16.25%	170
2011	10.192590	9.633078	-5.49%	170
2010	8.094732	10.192590	25.92%	1,949

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.669784	12.030813	24.42%	180
2018	11.695442	9.669784	-17.32%	180
2017	8.481692	11.695442	37.89%	180
2016	7.354013	8.481692	15.33%	155
2015	9.314957	7.354013	-21.05%	155
2014*	10.000000	9.314957	-6.85%	155
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.937846	16.552078	10.81%	0
2018	17.954830	14.937846	-16.80%	0
2017	15.623746	17.954830	14.92%	0
2016	14.800780	15.623746	5.56%	0
2015	16.086993	14.800780	-8.00%	0
2014	18.383335	16.086993	-12.49%	0
2013	15.185848	18.383335	21.06%	0
2012	13.039889	15.185848	16.46%	0
2011	14.827262	13.039889	-12.05%	0
2010	13.893531	14.827262	6.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.934852	8.768297	10.50%	0
2018	9.556957	7.934852	-16.97%	0
2017	8.339492	9.556957	14.60%	0
2016	7.923415	8.339492	5.25%	0
2015	8.628951	7.923415	-8.18%	0
2014*	10.000000	8.628951	-13.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.482946	9.499704	0.18%	0
2018	9.474150	9.482946	0.09%	0
2017	9.465051	9.474150	0.10%	0
2016	9.362928	9.465051	1.09%	0
2015	9.963480	9.362928	-6.03%	0
2014*	10.000000	9.963480	-0.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.468346	12.606209	9.92%	0
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.373897	10.017247	6.86%	0
2018*	10.000000	9.373897	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.414063	9.708070	3.12%	0
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.321061	14.688673	19.22%	0
2018	13.664485	12.321061	-9.83%	0
2017	12.093229	13.664485	12.99%	0
2016	11.156643	12.093229	8.39%	0
2015	11.437351	11.156643	-2.45%	0
2014	11.091936	11.437351	3.11%	0
2013	9.469055	11.091936	17.14%	0
2012	8.272264	9.469055	14.47%	0
2011	10.005079	8.272264	-17.32%	0
2010	8.806620	10.005079	13.61%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.353770	21.311341	30.31%	0
2018	17.928659	16.353770	-8.78%	0
2017	14.643763	17.928659	22.43%	0
2016	13.723897	14.643763	6.70%	0
2015	13.986574	13.723897	-1.88%	0
2014	12.598841	13.986574	11.01%	0
2013	9.829646	12.598841	28.17%	0
2012	8.645070	9.829646	13.70%	0
2011	9.201330	8.645070	-6.05%	0
2010	7.545711	9.201330	21.94%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.360150	18.116961	17.95%	0
2018	16.593795	15.360150	-7.43%	0
2017	14.771773	16.593795	12.33%	0
2016	13.925651	14.771773	6.08%	0
2015	14.165738	13.925651	-1.69%	0
2014	13.518243	14.165738	4.79%	0
2013	12.040533	13.518243	12.27%	0
2012	10.823611	12.040533	11.24%	0
2011	10.949984	10.823611	-1.15%	0
2010	10.085370	10.949984	8.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	17.048145	20.715575	21.51%	0
2018	19.426524	17.048145	-12.24%	0
2017	17.235053	19.426524	12.72%	0
2016	14.301486	17.235053	20.51%	0
2015	15.282018	14.301486	-6.42%	0
2014	14.461441	15.282018	5.67%	0
2013	11.054817	14.461441	30.82%	0
2012	9.746816	11.054817	13.42%	0
2011	10.376119	9.746816	-6.06%	0
2010	9.060730	10.376119	14.52%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.571442	19.275772	9.70%	0
2018	18.664650	17.571442	-5.86%	0
2017	17.890567	18.664650	4.33%	0
2016	15.501849	17.890567	15.41%	0
2015	16.435639	15.501849	-5.68%	0
2014	16.326510	16.435639	0.67%	0
2013	15.482752	16.326510	5.45%	0
2012	13.726431	15.482752	12.80%	0
2011	13.982588	13.726431	-1.83%	0
2010	12.335251	13.982588	13.35%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.363773	22.104782	20.37%	0
2018	21.414539	18.363773	-14.25%	0
2017	21.028279	21.414539	1.84%	0
2016	16.912754	21.028279	24.33%	0
2015	18.443451	16.912754	-8.30%	0
2014	19.044647	18.443451	-3.16%	0
2013	14.177200	19.044647	34.33%	0
2012	12.080917	14.177200	17.35%	0
2011	12.896250	12.080917	-6.32%	0
2010	10.774487	12.896250	19.69%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.154638	22.588076	24.42%	0
2018	21.246003	18.154638	-14.55%	0
2017	19.026082	21.246003	11.67%	0
2016	15.284534	19.026082	24.48%	0
2015	16.699280	15.284534	-8.47%	0
2014	16.851537	16.699280	-0.90%	0
2013	12.871150	16.851537	30.92%	0
2012	11.191709	12.871150	15.01%	0
2011	12.319796	11.191709	-9.16%	0
2010	10.649896	12.319796	15.68%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.821132	20.760426	23.42%	0
2018	19.099519	16.821132	-11.93%	0
2017	15.891839	19.099519	20.18%	0
2016	14.263169	15.891839	11.42%	0
2015	14.715113	14.263169	-3.07%	0
2014	13.772671	14.715113	6.84%	0
2013	9.923033	13.772671	38.79%	0
2012	9.058624	9.923033	9.54%	0
2011	9.408673	9.058624	-3.72%	0
2010	7.364449	9.408673	27.76%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.940489	23.593805	31.51%	0
2018	18.960328	17.940489	-5.38%	0
2017	14.839145	18.960328	27.77%	0
2016	13.898311	14.839145	6.77%	0
2015	13.416451	13.898311	3.59%	0
2014	11.855863	13.416451	13.16%	0
2013	9.411972	11.855863	25.97%	0
2012	8.657290	9.411972	8.72%	0
2011	9.213839	8.657290	-6.04%	0
2010	8.043524	9.213839	14.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.297025	23.229026	34.29%	0
2018	18.278404	17.297025	-5.37%	0
2017	14.616073	18.278404	25.06%	0
2016	14.553198	14.616073	0.43%	0
2015	14.113345	14.553198	3.12%	0
2014	13.253498	14.113345	6.49%	0
2013	9.630791	13.253498	37.62%	0
2012*	10.000000	9.630791	-3.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.996331	26.789340	33.97%	0
2018	21.189347	19.996331	-5.63%	110
2017	16.985733	21.189347	24.75%	0
2016	16.954262	16.985733	0.19%	0
2015	16.482122	16.954262	2.86%	0
2014	15.516740	16.482122	6.22%	0
2013	11.302953	15.516740	37.28%	0
2012	10.150694	11.302953	11.35%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	18.471097	23.392412	26.64%	0
2018	20.762417	18.471097	-11.04%	0
2017	18.680676	20.762417	11.14%	0
2016	17.251456	18.680676	8.28%	0
2015	18.643460	17.251456	-7.47%	0
2014	17.555121	18.643460	6.20%	0
2013	13.831251	17.555121	26.92%	0
2012	12.368371	13.831251	11.83%	0
2011	12.602586	12.368371	-1.86%	0
2010	11.714118	12.602586	7.58%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.909060	16.440407	18.20%	0
2018	15.653275	13.909060	-11.14%	0
2017	14.355719	15.653275	9.04%	0
2016	12.697603	14.355719	13.06%	0
2015	13.233923	12.697603	-4.05%	0
2014	12.359835	13.233923	7.07%	0
2013	10.054320	12.359835	22.93%	0
2012	9.095213	10.054320	10.55%	0
2011*	10.000000	9.095213	-9.05%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.427623	15.010840	20.79%	0
2018	13.486382	12.427623	-7.85%	0
2017	12.147686	13.486382	11.02%	0
2016	12.122427	12.147686	0.21%	0
2015	12.530129	12.122427	-3.25%	0
2014	11.132184	12.530129	12.56%	0
2013	11.036798	11.132184	0.86%	0
2012	8.772637	11.036798	25.81%	0
2011	9.555068	8.772637	-8.19%	0
2010	8.279941	9.555068	15.40%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.733192	26.977917	30.12%	0
2018	20.926133	20.733192	-0.92%	0
2017	18.396955	20.926133	13.75%	0
2016	21.158298	18.396955	-13.05%	0
2015	20.885552	21.158298	1.31%	0
2014	17.772585	20.885552	17.52%	0
2013	12.877405	17.772585	38.01%	0
2012	10.847065	12.877405	18.72%	0
2011	10.625785	10.847065	2.08%	0
2010	10.276530	10.625785	3.40%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	20.169712	25.466021	26.26%	0
2018	24.159860	20.169712	-16.52%	0
2017	20.000672	24.159860	20.80%	0
2016	20.458676	20.000672	-2.24%	0
2015	21.333671	20.458676	-4.10%	0
2014	21.652997	21.333671	-1.47%	0
2013	18.527122	21.652997	16.87%	0
2012	16.330889	18.527122	13.45%	0
2011	17.831844	16.330889	-8.42%	0
2010	16.088873	17.831844	10.83%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.075781	16.055339	22.79%	0
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	18.402624	24.612566	33.74%	0
2018	19.880929	18.402624	-7.44%	0
2017	15.961235	19.880929	24.56%	0
2016	16.619033	15.961235	-3.96%	0
2015	16.344503	16.619033	1.68%	0
2014	14.421853	16.344503	13.33%	0
2013	11.319665	14.421853	27.41%	0
2012	10.101410	11.319665	12.06%	0
2011	10.405763	10.101410	-2.92%	0
2010	9.684390	10.405763	7.45%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	17.827581	24.397928	36.85%	319
2018	19.332236	17.827581	-7.78%	509
2017	15.284719	19.332236	26.48%	651
2016	15.209092	15.284719	0.50%	444
2015	14.528129	15.209092	4.69%	437
2014	13.985507	14.528129	3.88%	369
2013	10.473063	13.985507	33.54%	421
2012	9.159084	10.473063	14.35%	552
2011	9.225538	9.159084	-0.72%	587
2010	7.370223	9.225538	25.17%	1,394

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	19.785481	25.605521	29.42%	191
2018	23.209398	19.785481	-14.75%	186
2017	17.292906	23.209398	34.21%	366
2016	17.594608	17.292906	-1.71%	854
2015	17.237286	17.594608	2.07%	873
2014	17.159915	17.237286	0.45%	1,603
2013	13.726126	17.159915	25.02%	1,129
2012	11.527041	13.726126	19.08%	1,157
2011	12.799061	11.527041	-9.94%	1,189
2010	11.239137	12.799061	13.88%	3,883
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.885512	10.756359	8.81%	0
2018	10.530840	9.885512	-6.13%	0
2017	10.090407	10.530840	4.36%	0
2016	9.644758	10.090407	4.62%	0
2015	10.048715	9.644758	-4.02%	0
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.542677	10.733797	25.65%	0
2018	10.814716	8.542677	-21.01%	0
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	17.400150	22.568707	29.70%	609
2018	19.238135	17.400150	-9.55%	609
2017	16.756258	19.238135	14.81%	1,397
2016	15.286640	16.756258	9.61%	1,397
2015	15.065425	15.286640	1.47%	1,526
2014	13.858265	15.065425	8.71%	2,075
2013	10.709396	13.858265	29.40%	2,086
2012	9.331727	10.709396	14.76%	2,312
2011	9.503789	9.331727	-1.81%	2,450
2010	8.335233	9.503789	14.02%	2,692

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.271264	21.449981	24.19%	0
2018	19.614714	17.271264	-11.95%	0
2017	17.496340	19.614714	12.11%	0
2016	15.091604	17.496340	15.93%	0
2015	16.331712	15.091604	-7.59%	0
2014	14.857979	16.331712	9.92%	0
2013	10.729376	14.857979	38.48%	0
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.964354	29.853953	19.59%	0
2018	26.886988	24.964354	-7.15%	0
2017	23.148430	26.886988	16.15%	120
2016	24.192910	23.148430	-4.32%	120
2015	26.880030	24.192910	-10.00%	1,186
2014	28.894204	26.880030	-6.97%	1,067
2013	23.514093	28.894204	22.88%	1,067
2012	20.093013	23.514093	17.03%	1,067
2011	22.049524	20.093013	-8.87%	1,632
2010	20.660999	22.049524	6.72%	6,626
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.166294	27.479438	9.19%	0
2018	26.183913	25.166294	-3.89%	0
2017	24.993292	26.183913	4.76%	0
2016	21.904455	24.993292	14.10%	0
2015	23.857974	21.904455	-8.19%	0
2014	23.841165	23.857974	0.07%	0
2013	21.971242	23.841165	8.51%	0
2012	18.859306	21.971242	16.50%	119
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.947639	36.502833	35.46%	79
2018	27.460451	26.947639	-1.87%	312
2017	22.035522	27.460451	24.62%	106
2016	21.145165	22.035522	4.21%	106
2015	22.853781	21.145165	-7.48%	106
2014	21.574873	22.853781	5.93%	106
2013	16.908213	21.574873	27.60%	106
2012	15.162773	16.908213	11.51%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.631895	10.336057	7.31%	0
2018	9.937263	9.631895	-3.07%	0
2017	9.790637	9.937263	1.50%	0
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	19.529271	26.245222	34.39%	856
2018	19.553214	19.529271	-0.12%	881
2017	15.316205	19.553214	27.66%	950
2016	15.299000	15.316205	0.11%	1,029
2015	13.917982	15.299000	9.92%	1,182
2014	13.066652	13.917982	6.52%	1,233
2013	10.166150	13.066652	28.53%	1,506
2012	8.358639	10.166150	21.62%	1,546
2011	9.146474	8.358639	-8.61%	1,635
2010	8.747266	9.146474	4.56%	4,546
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.437434	16.265575	42.21%	188
2018	11.543353	11.437434	-0.92%	0
2017	8.111153	11.543353	42.31%	421
2016	7.254525	8.111153	11.81%	404
2015	7.059545	7.254525	2.76%	419
2014	6.574390	7.059545	7.38%	44
2013	4.944817	6.574390	32.96%	60
2012	4.226345	4.944817	17.00%	155
2011	4.711594	4.226345	-10.30%	66
2010	3.856916	4.711594	22.16%	186
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.246066	12.748802	24.43%	378
2018	12.296257	10.246066	-16.67%	378
2017	9.572221	12.296257	28.46%	379
2016	10.448028	9.572221	-8.38%	344
2015	11.666843	10.448028	-10.45%	925
2014	13.516487	11.666843	-13.68%	335
2013	12.044112	13.516487	12.22%	337
2012	10.837024	12.044112	11.14%	331
2011	16.309798	10.837024	-33.56%	2
2010	13.284886	16.309798	22.77%	684
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	25.205055	31.375190	24.48%	0
2018	29.116061	25.205055	-13.43%	0
2017	26.060957	29.116061	11.72%	0
2016	23.137210	26.060957	12.64%	0
2015	24.204048	23.137210	-4.41%	0
2014	21.412792	24.204048	13.04%	204
2013	16.481411	21.412792	29.92%	204
2012	13.943047	16.481411	18.21%	515
2011	13.897772	13.943047	0.33%	204
2010	11.463604	13.897772	21.23%	204

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.806491	10.216899	16.02%	0
2018	11.012480	8.806491	-20.03%	0
2017	8.772577	11.012480	25.53%	0
2016	7.395992	8.772577	18.61%	0
2015	9.421191	7.395992	-21.50%	0
2014*	10.000000	9.421191	-5.79%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.853909	10.490337	6.46%	0
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	23.974689	33.260731	38.73%	88
2018	24.843360	23.974689	-3.50%	0
2017	20.024451	24.843360	24.07%	40
2016	18.741458	20.024451	6.85%	0
2015	19.503523	18.741458	-3.91%	0
2014	21.470201	19.503523	-9.16%	0
2013	15.482049	21.470201	38.68%	0
2012	13.041164	15.482049	18.72%	164
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.965142	29.205939	27.18%	0
2018	26.090754	22.965142	-11.98%	0
2017	22.639874	26.090754	15.24%	32
2016	20.262354	22.639874	11.73%	80
2015	20.828312	20.262354	-2.72%	80
2014	19.246483	20.828312	8.22%	87
2013	14.454038	19.246483	33.16%	87
2012	12.702176	14.454038	13.79%	87
2011	12.995137	12.702176	-2.25%	0
2010	11.898593	12.995137	9.22%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.821181	8.21%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.212559	21.238859	23.39%	702
2018	19.418232	17.212559	-11.36%	702
2017	15.591488	19.418232	24.54%	982
2016	15.289156	15.591488	1.98%	968
2015	14.643868	15.289156	4.41%	252
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	437
2011	10.713597	10.334130	-3.54%	1,153
2010*	10.000000	10.713597	7.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.836430	13.976881	8.88%	0
2018	13.158721	12.836430	-2.45%	0
2017	12.611865	13.158721	4.34%	0
2016	12.102776	12.611865	4.21%	0
2015	12.405411	12.102776	-2.44%	0
2014	11.712740	12.405411	5.91%	0
2013	11.965367	11.712740	-2.11%	0
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	0
2010	10.199504	10.731570	5.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.864922	35.751059	12.20%	61
2018	34.874467	31.864922	-8.63%	63
2017	32.368857	34.874467	7.74%	65
2016	29.813745	32.368857	8.57%	65
2015	30.702838	29.813745	-2.90%	65
2014	30.376377	30.702838	1.07%	65
2013	33.899440	30.376377	-10.39%	65
2012	29.265733	33.899440	15.83%	65
2011	27.842587	29.265733	5.11%	65
2010	25.835133	27.842587	7.77%	65
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.252237	11.617665	25.57%	0
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.590133	18.030103	15.65%	0
2018	16.982069	15.590133	-8.20%	0
2017	14.893286	16.982069	14.02%	0
2016	14.364455	14.893286	3.68%	0
2015	15.627216	14.364455	-8.08%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.212001	20.958969	21.77%	0
2018	18.885589	17.212001	-8.86%	0
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.822616	18.767008	18.61%	5,955
2018	16.958699	15.822616	-6.70%	5,955
2017	14.913334	16.958699	13.72%	5,955
2016	13.932083	14.913334	7.04%	5,955
2015	14.049200	13.932083	-0.83%	3,684
2014	13.626690	14.049200	3.10%	3,671
2013	11.255546	13.626690	21.07%	3,052
2012	9.905519	11.255546	13.63%	3,205
2011	9.993847	9.905519	-0.88%	2,551
2010	9.085128	9.993847	10.00%	3,253
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.963463	11.733282	7.02%	0
2018	11.286691	10.963463	-2.86%	0
2017	11.135357	11.286691	1.36%	733
2016	11.046140	11.135357	0.81%	636
2015	11.274673	11.046140	-2.03%	422
2014	10.936849	11.274673	3.09%	422
2013	11.431553	10.936849	-4.33%	422
2012	11.090766	11.431553	3.07%	422
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	861
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.497414	23.158395	32.35%	93
2018	19.673801	17.497414	-11.06%	93
2017	15.296414	19.673801	28.62%	93
2016	15.546905	15.296414	-1.61%	93
2015	14.859628	15.546905	4.63%	93
2014	14.859259	14.859628	0.00%	93
2013	11.762560	14.859259	26.33%	93
2012	9.811580	11.762560	19.88%	93
2011	11.016702	9.811580	-10.94%	93
2010	10.079451	11.016702	9.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.472884	24.913830	27.94%	77
2018	19.962916	19.472884	-2.45%	77
2017	15.906207	19.962916	25.50%	662
2016	14.850890	15.906207	7.11%	631
2015	14.209820	14.850890	4.51%	709
2014	13.390128	14.209820	6.12%	71
2013	10.520324	13.390128	27.28%	71
2012	9.125578	10.520324	15.28%	67
2011	9.749596	9.125578	-6.40%	47
2010	8.399928	9.749596	16.07%	1,437

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.149392	19.929193	23.41%	0
2018	16.814519	16.149392	-3.96%	0
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.783766	17.992825	7.20%	413
2018	17.503581	16.783766	-4.11%	418
2017	16.762224	17.503581	4.42%	593
2016	15.710186	16.762224	6.70%	608
2015	16.474333	15.710186	-4.64%	884
2014	16.149129	16.474333	2.01%	868
2013	16.632177	16.149129	-2.90%	855
2012	15.089351	16.632177	10.22%	1,305
2011	14.557591	15.089351	3.65%	2,762
2010	13.405083	14.557591	8.60%	1,116
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	15.886783	19.861661	25.02%	376
2018	17.445553	15.886783	-8.94%	391
2017	15.055031	17.445553	15.88%	409
2016	13.004154	15.055031	15.77%	426
2015	14.132783	13.004154	-7.99%	961
2014	13.183176	14.132783	7.20%	1,000
2013	9.897285	13.183176	33.20%	1,000
2012	8.508124	9.897285	16.33%	1,000
2011	8.870012	8.508124	-4.08%	3,861
2010	7.801926	8.870012	13.69%	1,000
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.512555	11.866189	12.88%	0
2018	11.697232	10.512555	-10.13%	0
2017	10.057095	11.697232	16.31%	0
2016*	10.000000	10.057095	0.57%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.060491	10.530057	4.67%	0
2018*	10.000000	10.060491	0.60%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	19.000822	21.409294	12.68%	81
2018	19.949332	19.000822	-4.75%	81
2017	19.028219	19.949332	4.84%	82
2016	16.973208	19.028219	12.11%	309
2015	17.747090	16.973208	-4.36%	529
2014	17.622945	17.747090	0.70%	540
2013	16.760602	17.622945	5.15%	368
2012	14.899655	16.760602	12.49%	378
2011	14.614184	14.899655	1.95%	389
2010	13.151905	14.614184	11.12%	400
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.984678	20.103408	25.77%	250
2018	17.094021	15.984678	-6.49%	250
2017	13.941327	17.094021	22.61%	349
2016	12.496354	13.941327	11.56%	460
2015	12.864322	12.496354	-2.86%	815
2014	12.289112	12.864322	4.68%	884
2013	8.701337	12.289112	41.23%	939
2012	7.577427	8.701337	14.83%	970
2011	8.730443	7.577427	-13.21%	1,146
2010	7.690153	8.730443	13.53%	1,482
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.540540	15.773636	25.78%	0
2018	13.444994	12.540540	-6.73%	0
2017	10.973610	13.444994	22.52%	0
2016*	10.000000	10.973610	9.74%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.803488	21.971053	30.75%	314
2018	20.484649	16.803488	-17.97%	294
2017	16.584600	20.484649	23.52%	288
2016	17.253867	16.584600	-3.88%	273
2015	17.656942	17.253867	-2.28%	391
2014	18.163761	17.656942	-2.79%	375
2013	15.240763	18.163761	19.18%	0
2012	13.389475	15.240763	13.83%	0
2011	15.036160	13.389475	-10.95%	0
2010	13.415023	15.036160	12.08%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	17.579491	22.322346	26.98%	1,053
2018	17.904115	17.579491	-1.81%	1,090
2017	15.126753	17.904115	18.36%	1,140
2016	13.828315	15.126753	9.39%	1,185
2015	13.951298	13.828315	-0.88%	1,429
2014	12.668118	13.951298	10.13%	2,418
2013	9.839840	12.668118	28.74%	2,559
2012	8.773510	9.839840	12.15%	2,695
2011	8.886996	8.773510	-1.28%	2,850
2010	7.976905	8.886996	11.41%	3,240
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.142161	15.997855	21.73%	0
2018	14.995855	13.142161	-12.36%	0
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.583824	14.356659	14.09%	0
2018	13.667802	12.583824	-7.93%	0
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.094312	15.461275	18.08%	0
2018	14.520578	13.094312	-9.82%	0
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.569699	12.573795	8.68%	0
2018	12.098134	11.569699	-4.37%	0
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.862112	12.144231	11.80%	0
2018	11.896590	10.862112	-8.70%	0
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.147089	12.633881	13.34%	0
2018	12.216704	11.147089	-8.76%	0
2017	10.561046	12.216704	15.68%	0
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.892479	14.957610	16.02%	0
2018	14.131604	12.892479	-8.77%	0
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.092817	15.715446	20.03%	0
2018	14.734467	13.092817	-11.14%	0
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.341675	13.852834	12.24%	0
2018	13.197817	12.341675	-6.49%	0
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.503815	14.916565	10.46%	0
2018	16.312102	13.503815	-17.22%	0
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.280073	13.137513	6.98%	118
2018	12.559058	12.280073	-2.22%	0
2017	12.250009	12.559058	2.52%	0
2016	11.840894	12.250009	3.46%	0
2015	12.145417	11.840894	-2.51%	269
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	341
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.633130	13.595917	7.62%	0
2018	13.055746	12.633130	-3.24%	0
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.211802	12.010137	17.61%	80
2018	11.579526	10.211802	-11.81%	0
2017	10.002263	11.579526	15.77%	0
2016	9.143840	10.002263	9.39%	0
2015*	10.000000	9.143840	-8.56%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.096811	11.651545	15.40%	0
2018	11.155097	10.096811	-9.49%	0
2017	9.978709	11.155097	11.79%	0
2016	9.341892	9.978709	6.82%	0
2015*	10.000000	9.341892	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	19.437659	23.467606	20.73%	109
2018	23.971219	19.437659	-18.91%	104
2017	17.249833	23.971219	38.96%	112
2016	16.306755	17.249833	5.78%	94
2015	19.767912	16.306755	-17.51%	88
2014	21.303428	19.767912	-7.21%	85
2013	21.533383	21.303428	-1.07%	0
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.670722	15.310013	4.36%	1,241
2018	14.948306	14.670722	-1.86%	1,254
2017	14.910761	14.948306	0.25%	1,830
2016	15.071537	14.910761	-1.07%	3,165
2015	15.364519	15.071537	-1.91%	5,884
2014	14.962495	15.364519	2.69%	6,325
2013	15.880835	14.962495	-5.78%	6,834
2012	15.692945	15.880835	1.20%	7,027
2011	14.898852	15.692945	5.33%	7,526
2010	14.479540	14.898852	2.90%	8,849

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.526585	9.521759	-0.05%	2,997
2018	9.569096	9.526585	-0.44%	5,644
2017	9.703116	9.569096	-1.38%	2,919
2016	9.879737	9.703116	-1.79%	5,412
2015	10.060828	9.879737	-1.80%	6,586
2014	10.245240	10.060828	-1.80%	8,508
2013	10.433032	10.245240	-1.80%	5,302
2012	10.624795	10.433032	-1.80%	7,702
2011	10.819000	10.624795	-1.80%	5,534
2010	11.017294	10.819000	-1.80%	9,153
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.667600	14.818180	16.98%	0
2018	15.094726	12.667600	-16.08%	0
2017	12.059743	15.094726	25.17%	0
2016	12.174390	12.059743	-0.94%	0
2015	12.788550	12.174390	-4.80%	0
2014	13.081647	12.788550	-2.24%	0
2013	11.305310	13.081647	15.71%	0
2012	9.958646	11.305310	13.52%	13
2011	11.238291	9.958646	-11.39%	13
2010	10.101526	11.238291	11.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.278618	11.043466	19.02%	0
2018	11.004233	9.278618	-15.68%	0
2017	9.003411	11.004233	22.22%	89
2016	9.120290	9.003411	-1.28%	89
2015	9.418303	9.120290	-3.16%	89
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.727953	23.970470	21.51%	383
2018	22.043592	19.727953	-10.50%	383
2017	18.953414	22.043592	16.30%	383
2016	17.630621	18.953414	7.50%	383
2015	18.134824	17.630621	-2.78%	383
2014	17.590296	18.134824	3.10%	383
2013	14.076979	17.590296	24.96%	383
2012	12.368585	14.076979	13.81%	383
2011	13.110280	12.368585	-5.66%	383
2010	11.646645	13.110280	12.57%	383

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.752948	17.842616	13.27%	0
2018	16.861001	15.752948	-6.57%	0
2017	15.449516	16.861001	9.14%	51
2016	14.799176	15.449516	4.39%	96
2015	15.096673	14.799176	-1.97%	113
2014	14.699388	15.096673	2.70%	113
2013	13.197182	14.699388	11.38%	113
2012	12.286428	13.197182	7.41%	113
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.392212	14.404861	7.56%	371
2018	13.889532	13.392212	-3.58%	395
2017	13.382902	13.889532	3.79%	422
2016	13.070247	13.382902	2.39%	447
2015	13.274683	13.070247	-1.54%	473
2014	13.011797	13.274683	2.02%	500
2013	12.639579	13.011797	2.94%	526
2012	12.238415	12.639579	3.28%	554
2011	12.107364	12.238415	1.08%	580
2010	11.643153	12.107364	3.99%	840
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.941450	12.141122	10.96%	0
2018	11.807374	10.941450	-7.33%	0
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.233201	12.713068	13.17%	0
2018	12.177545	11.233201	-7.75%	0
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.179435	19.863869	15.63%	13,735
2018	18.549759	17.179435	-7.39%	13,443
2017	16.726568	18.549759	10.90%	16,687
2016	15.896802	16.726568	5.22%	16,616
2015	16.242561	15.896802	-2.13%	20,240
2014	15.725522	16.242561	3.29%	19,792
2013	13.730648	15.725522	14.53%	19,941
2012	12.618607	13.730648	8.81%	20,038
2011	12.854611	12.618607	-1.84%	22,475
2010	11.802072	12.854611	8.92%	17,508
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.848741	22.549776	19.64%	0
2018	20.803655	18.848741	-9.40%	0
2017	18.155705	20.803655	14.58%	0
2016	17.042137	18.155705	6.53%	0
2015	17.482120	17.042137	-2.52%	0
2014	16.961757	17.482120	3.07%	0
2013	14.114159	16.961757	20.18%	6,606
2012	12.634880	14.114159	11.71%	6,606
2011	13.145555	12.634880	-3.88%	6,606
2010	11.863738	13.145555	10.80%	10,998
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.511460	17.286065	11.44%	483
2018	16.409778	15.511460	-5.47%	483
2017	15.300349	16.409778	7.25%	483
2016	14.739432	15.300349	3.81%	483
2015	15.014196	14.739432	-1.83%	483
2014	14.597561	15.014196	2.85%	483
2013	13.453194	14.597561	8.51%	483
2012	12.680847	13.453194	6.09%	483
2011	12.651820	12.680847	0.23%	2,990
2010	11.872501	12.651820	6.56%	606
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.438107	4.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.737929	7.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.625631	22.592626	28.18%	2,387
2018	18.520448	17.625631	-4.83%	2,475
2017	14.484032	18.520448	27.87%	2,412
2016	14.432734	14.484032	0.36%	2,412
2015	14.209290	14.432734	1.57%	885
2014	13.102383	14.209290	8.45%	892
2013	9.902284	13.102383	32.32%	905
2012	8.666770	9.902284	14.26%	1,467
2011	9.089459	8.666770	-4.65%	1,618
2010	8.013096	9.089459	13.43%	1,802
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.953211	12.796492	16.83%	0
2018	11.720081	10.953211	-6.54%	0
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.292316	14.724636	19.79%	0
2018	12.849790	12.292316	-4.34%	0
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.163906	38.060511	35.14%	1,764
2018	29.052902	28.163906	-3.06%	1,776
2017	23.237073	29.052902	25.03%	2,402
2016	22.832449	23.237073	1.77%	2,570
2015	22.124173	22.832449	3.20%	2,712
2014	20.707487	22.124173	6.84%	3,885
2013	15.425288	20.707487	34.24%	3,940
2012	13.235540	15.425288	16.54%	3,944
2011	13.785567	13.235540	-3.99%	4,319
2010	12.902691	13.785567	6.84%	12,403
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.390659	29.160848	24.67%	1,478
2018	26.278580	23.390659	-10.99%	1,492
2017	24.622712	26.278580	6.72%	2,082
2016	20.817866	24.622712	18.28%	2,414
2015	22.146378	20.817866	-6.00%	5,214
2014	19.936841	22.146378	11.08%	5,495
2013	15.392176	19.936841	29.53%	5,898
2012	13.670505	15.392176	12.59%	6,251
2011	13.831129	13.670505	-1.16%	6,315
2010	12.413156	13.831129	11.42%	12,350

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.412030	43.694858	23.39%	1,159
2018	40.698136	35.412030	-12.99%	1,141
2017	35.793913	40.698136	13.70%	1,524
2016	30.300353	35.793913	18.13%	1,615
2015	31.658076	30.300353	-4.29%	2,019
2014	29.462863	31.658076	7.45%	1,767
2013	22.550232	29.462863	30.65%	1,959
2012	19.548751	22.550232	15.35%	2,046
2011	20.426087	19.548751	-4.30%	3,783
2010	16.481668	20.426087	23.93%	2,695
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.503921	9.732844	14.45%	0
2018	10.455066	8.503921	-18.66%	0
2017	8.660652	10.455066	20.72%	0
2016	8.381018	8.660652	3.34%	0
2015	8.995185	8.381018	-6.83%	157
2014*	10.000000	8.995185	-10.05%	167
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	17.023442	20.963593	23.15%	1,018
2018	19.609047	17.023442	-13.19%	986
2017	17.433063	19.609047	12.48%	989
2016	15.257158	17.433063	14.26%	1,269
2015	16.042381	15.257158	-4.89%	2,119
2014	14.781686	16.042381	8.53%	2,145
2013	11.113877	14.781686	33.00%	2,173
2012	9.607030	11.113877	15.68%	2,209
2011	10.388474	9.607030	-7.52%	2,303
2010*	10.000000	10.388474	3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.960579	17.150145	22.85%	0
2018	16.118983	13.960579	-13.39%	0
2017	14.352321	16.118983	12.31%	0
2016	12.593902	14.352321	13.96%	0
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.702399	21.529144	21.62%	649
2018	20.759846	17.702399	-14.73%	658
2017	18.569436	20.759846	11.80%	1,046
2016	16.079785	18.569436	15.48%	1,168
2015	16.861109	16.079785	-4.63%	1,154
2014	14.672824	16.861109	14.91%	1,785
2013	11.012612	14.672824	33.24%	1,922
2012	9.639322	11.012612	14.25%	2,006
2011	10.048939	9.639322	-4.08%	2,003
2010	8.553700	10.048939	17.48%	5,873
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	23.970056	31.944889	33.27%	176
2018	26.517566	23.970056	-9.61%	88
2017	21.614610	26.517566	22.68%	262
2016	20.321980	21.614610	6.36%	393
2015	20.539213	20.321980	-1.06%	349
2014	20.343749	20.539213	0.96%	652
2013	14.357465	20.343749	41.69%	683
2012	12.889228	14.357465	11.39%	716
2011	13.210669	12.889228	-2.43%	728
2010	10.723635	13.210669	23.19%	1,899
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	35.561221	41.556421	16.86%	601
2018	43.610457	35.561221	-18.46%	608
2017	40.717201	43.610457	7.11%	775
2016	32.923425	40.717201	23.67%	1,120
2015	35.675579	32.923425	-7.71%	2,932
2014	33.945800	35.675579	5.10%	2,881
2013	24.620722	33.945800	37.87%	3,111
2012	20.816920	24.620722	18.27%	3,327
2011	22.330013	20.816920	-6.78%	3,363
2010	17.960595	22.330013	24.33%	3,923
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	35.075137	43.278051	23.39%	238
2018	40.887794	35.075137	-14.22%	179
2017	36.686891	40.887794	11.45%	203
2016	30.413340	36.686891	20.63%	273
2015	31.485736	30.413340	-3.41%	510
2014	31.803674	31.485736	-1.00%	1,837
2013	22.984150	31.803674	38.37%	1,823
2012	20.264830	22.984150	13.42%	1,824
2011	21.850232	20.264830	-7.26%	1,839
2010	17.754900	21.850232	23.07%	3,175

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.813939	20.805507	23.74%	0
2018	18.176477	16.813939	-7.50%	0
2017	15.603496	18.176477	16.49%	0
2016	14.429596	15.603496	8.14%	0
2015	14.741837	14.429596	-2.12%	0
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.489033	17.313185	28.35%	1,436
2018	14.298589	13.489033	-5.66%	1,429
2017	13.671632	14.298589	4.59%	1,491
2016	12.968478	13.671632	5.42%	1,574
2015	13.953774	12.968478	-7.06%	2,608
2014	11.024868	13.953774	26.57%	3,922
2013	10.895179	11.024868	1.19%	4,014
2012	9.582558	10.895179	13.70%	4,233
2011	9.162198	9.582558	4.59%	5,316
2010	7.166841	9.162198	27.84%	5,640
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.611411	20.058297	28.48%	0
2018	16.713738	15.611411	-6.60%	125
2017	14.039385	16.713738	19.05%	303
2016	12.833474	14.039385	9.40%	66
2015	12.946640	12.833474	-0.87%	66
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.917375	10.136915	2.21%	0
2018	10.017986	9.917375	-1.00%	0
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.919605	17.080887	22.71%	0
2018	15.990104	13.919605	-12.95%	0
2017	14.260108	15.990104	12.13%	109
2016	12.013426	14.260108	18.70%	218
2015	12.861546	12.013426	-6.59%	68
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.775487	22.610651	34.78%	1,285
2018	18.341414	16.775487	-8.54%	1,169
2017	14.621007	18.341414	25.45%	2,115
2016	13.984134	14.621007	4.55%	2,120
2015	14.266888	13.984134	-1.98%	2,232
2014	13.964947	14.266888	2.16%	3,529
2013	10.234825	13.964947	36.45%	3,512
2012	9.070938	10.234825	12.83%	3,840
2011	9.644813	9.070938	-5.95%	3,936
2010	7.744457	9.644813	24.54%	7,456
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.990080	14.297729	30.10%	0
2018	11.978291	10.990080	-8.25%	0
2017	9.791984	11.978291	22.33%	0
2016	9.572596	9.791984	2.29%	0
2015*	10.000000	9.572596	-4.27%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.615285	9.790330	1.82%	0
2018	9.693542	9.615285	-0.81%	0
2017	9.783549	9.693542	-0.92%	0
2016	9.842388	9.783549	-0.60%	0
2015	10.004430	9.842388	-1.62%	0
2014	10.126042	10.004430	-1.20%	0
2013	10.248431	10.126042	-1.19%	0
2012	9.977287	10.248431	2.72%	0
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	750
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.240840	27.493991	23.62%	0
2018	24.026635	22.240840	-7.43%	0
2017	20.658461	24.026635	16.30%	0
2016	19.147704	20.658461	7.89%	0
2015	19.589512	19.147704	-2.26%	0
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.495812	11.517301	9.73%	0
2018	11.305064	10.495812	-7.16%	0
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.383045	11.690141	12.59%	0
2018	11.110548	10.383045	-6.55%	0
2017	10.305725	11.110548	7.81%	0
2016	9.269333	10.305725	11.18%	0
2015	9.667911	9.269333	-4.12%	0
2014*	10.000000	9.667911	-3.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.916043	11.461093	4.99%	0
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	1,008
2010	10.834026	11.636134	7.40%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.783224	11.004618	2.05%	0
2018	10.955988	10.783224	-1.58%	0
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	289
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	1,197

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.607086	13.424438	6.48%	0
2018	13.130030	12.607086	-3.98%	0
2017	12.897727	13.130030	1.80%	0
2016	12.485867	12.897727	3.30%	0
2015	13.068179	12.485867	-4.46%	0
2014	12.908671	13.068179	1.24%	0
2013	14.479957	12.908671	-10.85%	0
2012	13.559044	14.479957	6.79%	0
2011	12.364154	13.559044	9.66%	0
2010	11.646116	12.364154	6.17%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.086363	10.171867	0.85%	0
2018	10.127724	10.086363	-0.41%	0
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.599138	15.534149	6.40%	0
2018	14.948312	14.599138	-2.34%	0
2017	14.507567	14.948312	3.04%	0
2016	14.386381	14.507567	0.84%	0
2015	14.586548	14.386381	-1.37%	0
2014	14.245507	14.586548	2.39%	0
2013	14.795971	14.245507	-3.72%	0
2012	13.748052	14.795971	7.62%	0
2011	13.512274	13.748052	1.74%	0
2010	12.727338	13.512274	6.17%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.515040	11.177377	6.30%	0
2018	10.777277	10.515040	-2.43%	0
2017	10.469937	10.777277	2.94%	0
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	1,153
2011*	10.000000	9.970403	-0.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.676458	11.892416	22.90%	0
2018	12.183671	9.676458	-20.58%	0
2017	9.801115	12.183671	24.31%	0
2016*	10.000000	9.801115	-1.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.824696	13.882084	17.40%	0
2018	13.240365	11.824696	-10.69%	0
2017	12.817778	13.240365	3.30%	0
2016	10.902860	12.817778	17.56%	0
2015	12.682822	10.902860	-14.03%	0
2014	13.394657	12.682822	-5.31%	0
2013	11.274071	13.394657	18.81%	0
2012	10.669798	11.274071	5.66%	0
2011	12.360902	10.669798	-13.68%	0
2010	9.685399	12.360902	27.62%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.466303	42.272859	26.31%	66
2018	33.793616	33.466303	-0.97%	69
2017	27.030101	33.793616	25.02%	99
2016	30.827671	27.030101	-12.32%	93
2015	27.912004	30.827671	10.45%	88
2014	21.660182	27.912004	28.86%	701
2013	14.654528	21.660182	47.81%	417
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	30.654623	39.313187	28.25%	35
2018	40.803318	30.654623	-24.87%	30
2017	27.509253	40.803318	48.33%	406
2016	27.983376	27.509253	-1.69%	157
2015	33.132693	27.983376	-15.54%	146
2014	33.880726	33.132693	-2.21%	78
2013	30.799519	33.880726	10.00%	74
2012	24.162755	30.799519	27.47%	165
2011	33.133041	24.162755	-27.07%	52
2010	26.600130	33.133041	24.56%	52
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.118416	5.606623	9.54%	0
2018	7.282798	5.118416	-29.72%	0
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	356
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	19.319851	21.223898	9.86%	0
2018	27.433881	19.319851	-29.58%	0
2017	28.417855	27.433881	-3.46%	0
2016	20.135828	28.417855	41.13%	0
2015	30.810932	20.135828	-34.65%	0
2014	38.785938	30.810932	-20.56%	0
2013	35.732822	38.785938	8.54%	0
2012	35.197643	35.732822	1.52%	11
2011	42.899206	35.197643	-17.95%	11
2010	33.802479	42.899206	26.91%	11
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.187712	21.669376	26.07%	0
2018	20.190483	17.187712	-14.87%	0
2017	16.258136	20.190483	24.19%	0
2016	15.934586	16.258136	2.03%	0
2015	16.748215	15.934586	-4.86%	0
2014	15.476661	16.748215	8.22%	0
2013	11.767634	15.476661	31.52%	0
2012	10.306087	11.767634	14.18%	0
2011	11.263636	10.306087	-8.50%	0
2010	10.209640	11.263636	10.32%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.757934	7.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.420159	34.838063	22.58%	76
2018	28.570168	28.420159	-0.53%	224
2017	23.115094	28.570168	23.60%	206
2016	21.845314	23.115094	5.81%	0
2015	22.906072	21.845314	-4.63%	0
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	564
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	95

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.856982	31.606436	17.68%	0
2018	32.307885	26.856982	-16.87%	0
2017	29.167081	32.307885	10.77%	164
2016	23.811725	29.167081	22.49%	176
2015	25.725425	23.811725	-7.44%	221
2014	24.058080	25.725425	6.93%	251
2013	17.808888	24.058080	35.09%	292
2012	15.316504	17.808888	16.27%	394
2011	17.077086	15.316504	-10.31%	5,858
2010	13.744163	17.077086	24.25%	6,048
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.219757	13.061440	6.89%	3,245
2018	12.812517	12.219757	-4.63%	3,245
2017	12.591045	12.812517	1.76%	3,245
2016	12.288568	12.591045	2.46%	3,245
2015	12.837053	12.288568	-4.27%	3,245
2014	12.661225	12.837053	1.39%	3,245
2013	14.095090	12.661225	-10.17%	3,245
2012	13.373645	14.095090	5.39%	3,245
2011	12.192913	13.373645	9.68%	3,245
2010	11.817719	12.192913	3.17%	3,245
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	17.284351	21.027569	21.66%	4,476
2018	18.910738	17.284351	-8.60%	4,520
2017	15.990250	18.910738	18.26%	5,266
2016	14.355163	15.990250	11.39%	5,607
2015	15.496783	14.355163	-7.37%	6,020
2014	14.034102	15.496783	10.42%	21,081
2013	10.527407	14.034102	33.31%	1,701
2012	9.347985	10.527407	12.62%	17,361
2011	9.236366	9.347985	1.21%	2,796
2010	8.244060	9.236366	12.04%	2,910

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	13.142847	16.565942	26.05%	0
2018	15.796497	13.142847	-16.80%	0
2017	12.265570	15.796497	28.79%	0
2016	13.223213	12.265570	-7.24%	0
2015	13.371089	13.223213	-1.11%	0
2014	14.417085	13.371089	-7.26%	0
2013	11.999519	14.417085	20.15%	0
2012	10.090798	11.999519	18.92%	0
2011	11.688294	10.090798	-13.67%	0
2010	10.511133	11.688294	11.20%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.802645	26.369723	26.76%	0
2018	24.318581	20.802645	-14.46%	0
2017	22.181603	24.318581	9.63%	0
2016	18.394396	22.181603	20.59%	0
2015	19.013554	18.394396	-3.26%	0
2014	16.639213	19.013554	14.27%	0
2013	13.028959	16.639213	27.71%	4,012
2012	11.411788	13.028959	14.17%	20
2011	11.707662	11.411788	-2.53%	7,457
2010	10.002340	11.707662	17.05%	5,471
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	24.520959	30.573855	24.68%	0
2018	27.502525	24.520959	-10.84%	0
2017	25.765534	27.502525	6.74%	0
2016	21.787635	25.765534	18.26%	0
2015	23.095435	21.787635	-5.66%	0
2014	20.808886	23.095435	10.99%	0
2013	16.094622	20.808886	29.29%	0
2012	14.312536	16.094622	12.45%	0
2011	14.435313	14.312536	-0.85%	0
2010	12.966690	14.435313	11.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	629
2016	14.439042	14.711924	1.89%	689
2015	14.859989	14.439042	-2.83%	752
2014	14.853093	14.859989	0.05%	840
2013	13.226327	14.853093	12.30%	915
2012	12.254789	13.226327	7.93%	1,002
2011	12.956952	12.254789	-5.42%	3,420
2010	12.027073	12.956952	7.73%	17,840
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.967071	12.901420	17.64%	2,744
2018	13.254024	10.967071	-17.25%	2,609
2017	11.737699	13.254024	12.92%	2,731
2016	10.380307	11.737699	13.08%	2,964
2015	10.848962	10.380307	-4.32%	3,063
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	27.054871	32.452869	19.95%	2,043
2018	30.286187	27.054871	-10.67%	1,874
2017	27.450596	30.286187	10.33%	1,970
2016	22.243780	27.450596	23.41%	2,036
2015	23.203622	22.243780	-4.14%	2,013
2014	22.489210	23.203622	3.18%	2,038
2013	16.283173	22.489210	38.11%	5,035
2012	14.334303	16.283173	13.60%	7,190
2011	14.522217	14.334303	-1.29%	2,182
2010	11.758756	14.522217	23.50%	2,316
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.822314	22.852322	28.22%	6,822
2018	19.042887	17.822314	-6.41%	7,167
2017	15.962459	19.042887	19.30%	8,729
2016	14.558144	15.962459	9.65%	9,308
2015	14.670134	14.558144	-0.76%	12,527
2014	13.177607	14.670134	11.33%	8,587
2013	10.168970	13.177607	29.59%	14,542
2012	8.952189	10.168970	13.59%	10,513
2011	8.952472	8.952189	0.00%	11,073
2010	7.942550	8.952472	12.72%	12,150

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.569665	17.894799	31.87%	29
2018	14.463596	13.569665	-6.18%	29
2017	12.776304	14.463596	13.21%	29
2016	11.793089	12.776304	8.34%	29
2015	12.411916	11.793089	-4.99%	29
2014	11.146357	12.411916	11.35%	29
2013	8.453173	11.146357	31.86%	29
2012	7.691798	8.453173	9.90%	29
2011	7.766478	7.691798	-0.96%	29
2010	6.891696	7.766478	12.69%	29
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	17.384465	23.171470	33.29%	258
2018	19.017154	17.384465	-8.59%	275
2017	15.215620	19.017154	24.98%	281
2016	14.366110	15.215620	5.91%	281
2015	15.007364	14.366110	-4.27%	282
2014	14.145611	15.007364	6.09%	281
2013	11.900685	14.145611	18.86%	7,323
2012	10.980229	11.900685	8.38%	16,784
2011	10.261897	10.980229	7.00%	600
2010	9.066422	10.261897	13.19%	631
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.760621	20.033246	19.53%	0
2018	21.104729	16.760621	-20.58%	0
2017	17.245161	21.104729	22.38%	0
2016	15.007335	17.245161	14.91%	0
2015	15.646483	15.007335	-4.08%	0
2014	15.691280	15.646483	-0.29%	0
2013	10.762002	15.691280	45.80%	0
2012	9.095049	10.762002	18.33%	0
2011	10.755418	9.095049	-15.44%	0
2010	8.355284	10.755418	28.73%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.345931	16.730056	25.36%	0
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	5,302
2013*	10.000000	12.189031	21.89%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.216363	10.737178	5.10%	0
2018	10.418941	10.216363	-1.94%	0
2017	10.261531	10.418941	1.53%	0
2016	9.595982	10.261531	6.94%	0
2015	9.874827	9.595982	-2.82%	0
2014*	10.000000	9.874827	-1.25%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	16.413496	17.631219	7.42%	6,450
2018	16.824340	16.413496	-2.44%	4,435
2017	16.475692	16.824340	2.12%	4,541
2016	16.167117	16.475692	1.91%	4,342
2015	16.512067	16.167117	-2.09%	4,868
2014	16.208473	16.512067	1.87%	7,042
2013	16.344825	16.208473	-0.83%	6,355
2012	15.178046	16.344825	7.69%	7,821
2011	15.119760	15.178046	0.39%	9,083
2010	14.197285	15.119760	6.50%	9,091
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.290523	16.270251	13.85%	0
2018	15.184654	14.290523	-5.89%	0
2017	13.691353	15.184654	10.91%	0
2016	13.249456	13.691353	3.34%	0
2015	13.541439	13.249456	-2.16%	0
2014	13.221607	13.541439	2.42%	0
2013	11.879759	13.221607	11.30%	0
2012	10.837763	11.879759	9.61%	0
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.407136	16.970031	17.79%	0
2018	15.613497	14.407136	-7.73%	0
2017	13.657403	15.613497	14.32%	0
2016	13.121255	13.657403	4.09%	0
2015	13.417766	13.121255	-2.21%	2,850
2014	13.061459	13.417766	2.73%	2,850
2013	11.476534	13.061459	13.81%	2,850
2012	10.330906	11.476534	11.09%	2,850
2011	10.644945	10.330906	-2.95%	2,850
2010	9.470323	10.644945	12.40%	2,579

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.917885	18.210789	22.07%	0
2018	16.501796	14.917885	-9.60%	0
2017	13.915072	16.501796	18.59%	0
2016	13.308856	13.915072	4.55%	0
2015	13.605432	13.308856	-2.18%	0
2014	13.219249	13.605432	2.92%	0
2013	11.085319	13.219249	19.25%	0
2012	9.780500	11.085319	13.34%	0
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	24.826989	32.031237	29.02%	0
2018	27.052655	24.826989	-8.23%	0
2017	22.634952	27.052655	19.52%	0
2016	21.369652	22.634952	5.92%	0
2015	21.651680	21.369652	-1.30%	0
2014	19.728522	21.651680	9.75%	0
2013	15.326645	19.728522	28.72%	0
2012	13.426535	15.326645	14.15%	0
2011	14.049585	13.426535	-4.43%	0
2010	12.222989	14.049585	14.94%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	26.439795	34.066817	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.253759	7.819026	7.79%	47
2018	9.824696	7.253759	-26.17%	47
2017	10.295082	9.824696	-4.57%	614
2016	7.856268	10.295082	31.04%	906
2015	10.100423	7.856268	-22.22%	1,054
2014	11.797012	10.100423	-14.38%	919
2013	9.681615	11.797012	21.85%	898
2012	9.418631	9.681615	2.79%	1,034
2011	10.122138	9.418631	-6.95%	9,501
2010	8.654783	10.122138	16.95%	17,806

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.121233	21.396345	24.97%	8,137
2018	19.045758	17.121233	-10.10%	9,152
2017	17.201137	19.045758	10.72%	9,375
2016	14.863433	17.201137	15.73%	9,846
2015	15.789188	14.863433	-5.86%	9,704
2014	14.806522	15.789188	6.64%	10,449
2013	11.784411	14.806522	25.64%	13,041
2012	10.245970	11.784411	15.02%	23,937
2011	10.349822	10.245970	-1.00%	19,349
2010	9.162336	10.349822	12.96%	13,784
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	18.260301	25.216696	38.10%	0
2018	16.561742	18.260301	10.26%	0
2017	12.554145	16.561742	31.92%	0
2016	12.758610	12.554145	-1.60%	0
2015	12.323584	12.758610	3.53%	0
2014	11.200277	12.323584	10.03%	0
2013	8.282365	11.200277	35.23%	0
2012	7.063957	8.282365	17.25%	0
2011	7.043246	7.063957	0.29%	0
2010	5.803174	7.043246	21.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.297165	24.097859	31.70%	4,606
2018	18.695537	18.297165	-2.13%	5,631
2017	14.108405	18.695537	32.51%	6,093
2016	14.271751	14.108405	-1.14%	6,077
2015	13.582804	14.271751	5.07%	6,041
2014	12.446301	13.582804	9.13%	16,553
2013	9.310151	12.446301	33.69%	8,861
2012	8.281449	9.310151	12.42%	9,123
2011	8.425317	8.281449	-1.71%	19,953
2010	6.919392	8.425317	21.76%	10,998

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.774061	15.536369	12.79%	948
2018	14.559348	13.774061	-5.39%	962
2017	13.853418	14.559348	5.10%	1,145
2016	12.340197	13.853418	12.26%	1,180
2015	13.063459	12.340197	-5.54%	1,216
2014	13.168178	13.063459	-0.80%	876
2013	12.672034	13.168178	3.92%	912
2012	11.306392	12.672034	12.08%	940
2011	11.083838	11.306392	2.01%	1,165
2010	9.924303	11.083838	11.68%	1,212
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.443140	14.458631	7.55%	4,120
2018	13.785074	13.443140	-2.48%	4,634
2017	13.483503	13.785074	2.24%	4,512
2016	13.129314	13.483503	2.70%	4,545
2015	13.471882	13.129314	-2.54%	4,562
2014	12.978996	13.471882	3.80%	554
2013	13.478330	12.978996	-3.70%	547
2012	12.983968	13.478330	3.81%	497
2011	12.338579	12.983968	5.23%	481
2010	11.674567	12.338579	5.69%	541
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.640928	20.146580	21.07%	708
2018	19.864596	16.640928	-16.23%	754
2017	16.766544	19.864596	18.48%	680
2016	15.236180	16.766544	10.04%	1,013
2015	15.759762	15.236180	-3.32%	1,019
2014	15.119952	15.759762	4.23%	973
2013	11.321841	15.119952	33.55%	985
2012	10.052896	11.321841	12.62%	1,056
2011	11.471455	10.052896	-12.37%	8,911
2010	9.080948	11.471455	26.32%	11,938
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.916317	16.185722	25.31%	2,249
2018	15.462884	12.916317	-16.47%	2,259
2017	12.108356	15.462884	27.70%	2,237
2016	13.001866	12.108356	-6.87%	2,272
2015	12.800182	13.001866	1.58%	2,238
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	37
2010	10.410369	11.545522	10.90%	37
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.329509	11.258365	20.67%	0
2018	10.162387	9.329509	-8.20%	0
2017*	10.000000	10.162387	1.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	20.404505	26.894681	31.81%	242
2018	25.150236	20.404505	-18.87%	242
2017	21.493755	25.150236	17.01%	242
2016	20.001867	21.493755	7.46%	242
2015	21.021082	20.001867	-4.85%	242
2014	20.073901	21.021082	4.72%	3,359
2013	15.678678	20.073901	28.03%	3,624
2012	12.568597	15.678678	24.74%	254
2011	14.048115	12.568597	-10.53%	759
2010	11.318404	14.048115	24.12%	781
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	383
2016	11.229923	12.475601	11.09%	417
2015	12.199628	11.229923	-7.95%	1,137
2014	12.085384	12.199628	0.95%	1,173
2013	9.948307	12.085384	21.48%	1,226
2012	8.788696	9.948307	13.19%	1,330
2011	9.094250	8.788696	-3.36%	732
2010	8.403837	9.094250	8.22%	10,805
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	323
2016	13.342350	14.932768	11.92%	348
2015	14.625625	13.342350	-8.77%	3,118
2014	14.243831	14.625625	2.68%	3,141
2013	12.736606	14.243831	11.83%	3,194
2012	11.519704	12.736606	10.56%	3,256
2011	11.463051	11.519704	0.49%	10,538
2010	10.365402	11.463051	10.59%	19,013
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.890680	19.706168	24.01%	194
2018	18.585141	15.890680	-14.50%	194
2017	17.111725	18.585141	8.61%	194
2016	13.390873	17.111725	27.79%	448
2015	14.731542	13.390873	-9.10%	485
2014	14.924048	14.731542	-1.29%	480
2013	11.160735	14.924048	33.72%	471
2012	9.605346	11.160735	16.19%	513
2011	10.168416	9.605346	-5.54%	525
2010	8.079637	10.168416	25.85%	1,365

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.646800	11.996096	24.35%	0
2018	11.673626	9.646800	-17.36%	0
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	843
2015	9.311771	7.347752	-21.09%	875
2014*	10.000000	9.311771	-6.88%	714
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.811546	16.403782	10.75%	0
2018	17.812170	14.811546	-16.85%	0
2017	15.507485	17.812170	14.86%	0
2016	14.698104	15.507485	5.51%	0
2015	15.983535	14.698104	-8.04%	0
2014	18.274425	15.983535	-12.54%	0
2013	15.103565	18.274425	20.99%	0
2012	12.975847	15.103565	16.40%	0
2011	14.761944	12.975847	-12.10%	0
2010	13.839382	14.761944	6.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.915979	8.742992	10.45%	0
2018	9.539117	7.915979	-17.02%	0
2017	8.328153	9.539117	14.54%	552
2016	7.916666	8.328153	5.20%	626
2015	8.626000	7.916666	-8.22%	668
2014*	10.000000	8.626000	-13.74%	700
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.460387	9.472269	0.13%	0
2018	9.456462	9.460387	0.04%	0
2017	9.452189	9.456462	0.05%	2,650
2016	9.354953	9.452189	1.04%	3,141
2015	9.960078	9.354953	-6.08%	3,223
2014*	10.000000	9.960078	-0.40%	3,457
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.242443	14.587533	19.16%	0
2018	13.584257	12.242443	-9.88%	0
2017	12.028341	13.584257	12.94%	0
2016	11.102418	12.028341	8.34%	0
2015	11.387563	11.102418	-2.50%	0
2014	11.049275	11.387563	3.06%	0
2013	9.437438	11.049275	17.08%	0
2012	8.248853	9.437438	14.41%	0
2011	9.981848	8.248853	-17.36%	0
2010	8.790649	9.981848	13.55%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.249436	21.164597	30.25%	0
2018	17.823414	16.249436	-8.83%	0
2017	14.565191	17.823414	22.37%	0
2016	13.657187	14.565191	6.65%	0
2015	13.925692	13.657187	-1.93%	0
2014	12.550398	13.925692	10.96%	0
2013	9.796823	12.550398	28.11%	0
2012	8.620606	9.796823	13.64%	0
2011	9.179956	8.620606	-6.09%	0
2010	7.532014	9.179956	21.88%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.262202	17.992270	17.89%	0
2018	16.496415	15.262202	-7.48%	0
2017	14.692550	16.496415	12.28%	0
2016	13.858005	14.692550	6.02%	0
2015	14.104100	13.858005	-1.74%	0
2014	13.466278	14.104100	4.74%	0
2013	12.000356	13.466278	12.22%	0
2012	10.793007	12.000356	11.19%	0
2011	10.924569	10.793007	-1.20%	0
2010	10.067086	10.924569	8.52%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.939375	20.572920	21.45%	0
2018	19.312494	16.939375	-12.29%	0
2017	17.142592	19.312494	12.66%	0
2016	14.231993	17.142592	20.45%	0
2015	15.215505	14.231993	-6.46%	0
2014	14.405841	15.215505	5.62%	0
2013	11.017920	14.405841	30.75%	0
2012	9.719238	11.017920	13.36%	0
2011	10.352027	9.719238	-6.11%	0
2010	9.044295	10.352027	14.46%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.459389	19.143111	9.64%	0
2018	18.555127	17.459389	-5.91%	0
2017	17.794625	18.555127	4.27%	0
2016	15.426555	17.794625	15.35%	0
2015	16.364157	15.426555	-5.73%	0
2014	16.263781	16.364157	0.62%	0
2013	15.431109	16.263781	5.40%	0
2012	13.687634	15.431109	12.74%	0
2011	13.950161	13.687634	-1.88%	0
2010	12.312914	13.950161	13.30%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.246683	21.952655	20.31%	0
2018	21.288904	18.246683	-14.29%	0
2017	20.915534	21.288904	1.79%	0
2016	16.830613	20.915534	24.27%	0
2015	18.363232	16.830613	-8.35%	0
2014	18.971475	18.363232	-3.21%	0
2013	14.129913	18.971475	34.26%	0
2012	12.046776	14.129913	17.29%	0
2011	12.866331	12.046776	-6.37%	0
2010	10.754958	12.866331	19.63%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	18.038892	22.432629	24.36%	0
2018	21.121379	18.038892	-14.59%	0
2017	18.924075	21.121379	11.61%	0
2016	15.210298	18.924075	24.42%	0
2015	16.626635	15.210298	-8.52%	0
2014	16.786777	16.626635	-0.95%	0
2013	12.828215	16.786777	30.86%	0
2012	11.160067	12.828215	14.95%	0
2011	12.291216	11.160067	-9.20%	0
2010	10.630600	12.291216	15.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.713831	20.617497	23.36%	0
2018	18.987408	16.713831	-11.97%	0
2017	15.806578	18.987408	20.12%	0
2016	14.193854	15.806578	11.36%	0
2015	14.651056	14.193854	-3.12%	0
2014	13.719707	14.651056	6.79%	0
2013	9.889906	13.719707	38.72%	0
2012	9.032995	9.889906	9.49%	0
2011	9.386826	9.032995	-3.77%	0
2010	7.351094	9.386826	27.69%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.826148	23.431506	31.44%	0
2018	18.849151	17.826148	-5.43%	0
2017	14.759626	18.849151	27.71%	0
2016	13.830839	14.759626	6.72%	0
2015	13.358114	13.830839	3.54%	0
2014	11.810311	13.358114	13.11%	0
2013	9.380581	11.810311	25.90%	0
2012	8.632820	9.380581	8.66%	0
2011	9.192466	8.632820	-6.09%	0
2010	8.028940	9.192466	14.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.238294	23.138370	34.23%	0
2018	18.225676	17.238294	-5.42%	0
2017	14.581316	18.225676	24.99%	0
2016	14.525967	14.581316	0.38%	0
2015	14.094108	14.525967	3.06%	0
2014	13.242172	14.094108	6.43%	0
2013	9.627465	13.242172	37.55%	0
2012*	10.000000	9.627465	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.827289	26.549349	33.90%	0
2018	21.020991	19.827289	-5.68%	0
2017	16.859329	21.020991	24.68%	0
2016	16.836647	16.859329	0.13%	0
2015	16.376133	16.836647	2.81%	0
2014	15.424805	16.376133	6.17%	0
2013	11.241710	15.424805	37.21%	0
2012	10.100863	11.241710	11.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	18.310765	23.177555	26.58%	0
2018	20.592742	18.310765	-11.08%	0
2017	18.537421	20.592742	11.09%	0
2016	17.127851	18.537421	8.23%	0
2015	18.519320	17.127851	-7.51%	0
2014	17.447116	18.519320	6.15%	0
2013	13.753151	17.447116	26.86%	0
2012	12.304811	13.753151	11.77%	0
2011	12.544193	12.304811	-1.91%	0
2010	11.665777	12.544193	7.53%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.854798	16.367934	18.14%	0
2018	15.600198	13.854798	-11.19%	0
2017	14.314306	15.600198	8.98%	0
2016	12.667401	14.314306	13.00%	0
2015	13.209178	12.667401	-4.10%	0
2014	12.343014	13.209178	7.02%	0
2013	10.045752	12.343014	22.87%	0
2012	9.092102	10.045752	10.49%	0
2011*	10.000000	9.092102	-9.08%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.348362	14.907510	20.72%	0
2018	13.407234	12.348362	-7.90%	0
2017	12.082532	13.407234	10.96%	0
2016	12.063528	12.082532	0.16%	0
2015	12.475602	12.063528	-3.30%	0
2014	11.089379	12.475602	12.50%	0
2013	10.999963	11.089379	0.81%	0
2012	8.747816	10.999963	25.75%	0
2011	9.532879	8.747816	-8.24%	0
2010	8.264923	9.532879	15.34%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.600963	26.792222	30.05%	0
2018	20.803323	20.600963	-0.97%	0
2017	18.298278	20.803323	13.69%	0
2016	21.055498	18.298278	-13.10%	0
2015	20.794665	21.055498	1.25%	0
2014	17.704255	20.794665	17.46%	0
2013	12.834423	17.704255	37.94%	0
2012	10.816377	12.834423	18.66%	0
2011	10.601113	10.816377	2.03%	0
2010	10.257889	10.601113	3.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.999234	25.237919	26.19%	0
2018	23.967926	19.999234	-16.56%	0
2017	19.851858	23.967926	20.73%	0
2016	20.316762	19.851858	-2.29%	0
2015	21.196489	20.316762	-4.15%	0
2014	21.524724	21.196489	-1.52%	0
2013	18.426746	21.524724	16.81%	0
2012	16.250702	18.426746	13.39%	0
2011	17.753318	16.250702	-8.46%	0
2010	16.026178	17.753318	10.78%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	18.219268	24.354938	33.68%	0
2018	19.692924	18.219268	-7.48%	0
2017	15.818321	19.692924	24.49%	0
2016	16.478583	15.818321	-4.01%	0
2015	16.214625	16.478583	1.63%	0
2014	14.314537	16.214625	13.27%	0
2013	11.241160	14.314537	27.34%	0
2012	10.036472	11.241160	12.00%	0
2011	10.344133	10.036472	-2.97%	0
2010	9.631938	10.344133	7.39%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	17.649924	24.142496	36.79%	332
2018	19.149395	17.649924	-7.83%	332
2017	15.147836	19.149395	26.42%	332
2016	15.080545	15.147836	0.45%	474
2015	14.412673	15.080545	4.63%	474
2014	13.881431	14.412673	3.83%	474
2013	10.400416	13.881431	33.47%	962
2012	9.100185	10.400416	14.29%	962
2011	9.170866	9.100185	-0.77%	1,032
2010	7.330271	9.170866	25.11%	1,039

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	19.598205	25.350244	29.35%	3,169
2018	23.001511	19.598205	-14.80%	3,241
2017	17.146717	23.001511	34.15%	3,402
2016	17.454728	17.146717	-1.76%	3,427
2015	17.108964	17.454728	2.02%	3,450
2014	17.040846	17.108964	0.40%	3,820
2013	13.637817	17.040846	24.95%	380
2012	11.458730	13.637817	19.02%	881
2011	12.729684	11.458730	-9.98%	1,001
2010	11.183906	12.729684	13.82%	1,086
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.854439	10.717092	8.75%	0
2018	10.503109	9.854439	-6.18%	0
2017	10.068946	10.503109	4.31%	0
2016	9.629128	10.068946	4.57%	0
2015	10.037539	9.629128	-4.07%	0
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	17.226757	22.332437	29.64%	898
2018	19.056175	17.226757	-9.60%	997
2017	16.606199	19.056175	14.75%	1,062
2016	15.157439	16.606199	9.56%	1,082
2015	14.945702	15.157439	1.42%	1,167
2014	13.755142	14.945702	8.66%	1,195
2013	10.635118	13.755142	29.34%	1,353
2012	9.271732	10.635118	14.70%	1,360
2011	9.447496	9.271732	-1.86%	1,930
2010	8.290075	9.447496	13.96%	2,042

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.160192	21.301197	24.13%	1,569
2018	19.498566	17.160192	-11.99%	1,484
2017	17.401564	19.498566	12.05%	1,618
2016	15.017468	17.401564	15.88%	1,891
2015	16.259765	15.017468	-7.64%	1,963
2014	14.800060	16.259765	9.86%	0
2013	10.692986	14.800060	38.41%	0
2012	9.234044	10.692986	15.80%	0
2011	9.620594	9.234044	-4.02%	0
2010	7.942690	9.620594	21.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.735566	29.565308	19.53%	0
2018	26.654238	24.735566	-7.20%	0
2017	22.959696	26.654238	16.09%	0
2016	24.007861	22.959696	-4.37%	0
2015	26.688023	24.007861	-10.04%	0
2014	28.702426	26.688023	-7.02%	400
2013	23.369911	28.702426	22.82%	400
2012	19.980000	23.369911	16.97%	411
2011	21.936664	19.980000	-8.92%	4,303
2010	20.565724	21.936664	6.67%	4,513
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.935601	27.213685	9.14%	0
2018	25.957175	24.935601	-3.94%	0
2017	24.789454	25.957175	4.71%	0
2016	21.736828	24.789454	14.04%	0
2015	23.687461	21.736828	-8.23%	0
2014	23.682833	23.687461	0.02%	5,248
2013	21.836451	23.682833	8.46%	4,188
2012	18.753171	21.836451	16.44%	5,139
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.761819	36.232678	35.39%	0
2018	27.285070	26.761819	-1.92%	0
2017	21.905902	27.285070	24.56%	0
2016	21.031456	21.905902	4.16%	0
2015	22.742475	21.031456	-7.52%	0
2014	21.480723	22.742475	5.87%	0
2013	16.842999	21.480723	27.54%	0
2012	15.112000	16.842999	11.45%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	19.341951	25.980253	34.32%	157
2018	19.375583	19.341951	-0.17%	157
2017	15.184770	19.375583	27.60%	596
2016	15.175416	15.184770	0.06%	656
2015	13.812586	15.175416	9.87%	843
2014	12.974302	13.812586	6.46%	1,026
2013	10.099435	12.974302	28.47%	1,259
2012	8.308016	10.099435	21.56%	4,471
2011	9.095713	8.308016	-8.66%	4,923
2010	8.703155	9.095713	4.51%	24,991
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.327796	16.101472	42.14%	2,220
2018	11.438561	11.327796	-0.97%	2,435
2017	8.041596	11.438561	42.24%	4,960
2016	7.195963	8.041596	11.75%	5,650
2015	7.006116	7.195963	2.71%	6,308
2014	6.527954	7.006116	7.32%	2,012
2013	4.912389	6.527954	32.89%	7,132
2012	4.200773	4.912389	16.94%	2,012
2011	4.685473	4.200773	-10.34%	107
2010	3.837489	4.685473	22.10%	107
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.147741	12.620029	24.36%	1,567
2018	12.184512	10.147741	-16.72%	2,461
2017	9.490041	12.184512	28.39%	2,849
2016	10.363593	9.490041	-8.43%	2,931
2015	11.578459	10.363593	-10.49%	3,080
2014	13.420933	11.578459	-13.73%	3,008
2013	11.965049	13.420933	12.17%	3,250
2012	10.771388	11.965049	11.08%	3,321
2011	16.219259	10.771388	-33.59%	93
2010	13.217861	16.219259	22.71%	93
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	25.017592	31.125984	24.42%	168
2018	28.914332	25.017592	-13.48%	168
2017	25.893523	28.914332	11.67%	168
2016	23.000241	25.893523	12.58%	168
2015	24.073026	23.000241	-4.46%	168
2014	21.307727	24.073026	12.98%	3,045
2013	16.408890	21.307727	29.85%	6,505
2012	13.888783	16.408890	18.14%	9,777
2011	13.850731	13.888783	0.27%	168
2010	11.430608	13.850731	21.17%	1,073

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.785570	10.187430	15.96%	0
2018	10.991955	8.785570	-20.07%	0
2017	8.760664	10.991955	25.47%	0
2016	7.389700	8.760664	18.55%	0
2015	9.417985	7.389700	-21.54%	0
2014*	10.000000	9.417985	-5.82%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	23.772039	32.962808	38.66%	0
2018	24.645996	23.772039	-3.55%	0
2017	19.875451	24.645996	24.00%	0
2016	18.611454	19.875451	6.79%	0
2015	19.378099	18.611454	-3.96%	0
2014	21.342995	19.378099	-9.21%	0
2013	15.398144	21.342995	38.61%	1,528
2012	12.977110	15.398144	18.66%	5,074
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.771052	28.944357	27.11%	0
2018	25.883508	22.771052	-12.02%	0
2017	22.471434	25.883508	15.18%	0
2016	20.121817	22.471434	11.68%	730
2015	20.694390	20.121817	-2.77%	742
2014	19.132465	20.694390	8.16%	766
2013	14.375720	19.132465	33.09%	786
2012	12.639802	14.375720	13.73%	835
2011	12.937903	12.639802	-2.30%	578
2010	11.852225	12.937903	9.16%	8,074
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.136775	21.134595	23.33%	3,083
2018	19.342636	17.136775	-11.40%	3,246
2017	15.538673	19.342636	24.48%	3,441
2016	15.245104	15.538673	1.93%	3,610
2015	14.609121	15.245104	4.35%	3,948
2014	14.717782	14.609121	-0.74%	15,196
2013	11.748430	14.717782	25.27%	4,481
2012	10.325388	11.748430	13.78%	10,603
2011	10.709979	10.325388	-3.59%	7,922
2010*	10.000000	10.709979	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.753880	13.879939	8.83%	7,990
2018	13.080801	12.753880	-2.50%	8,920
2017	12.543549	13.080801	4.28%	8,732
2016	12.043336	12.543549	4.15%	8,441
2015	12.350762	12.043336	-2.49%	8,559
2014	11.667084	12.350762	5.86%	9,378
2013	11.924807	11.667084	-2.16%	1,482
2012	11.102058	11.924807	7.41%	1,482
2011	10.706097	11.102058	3.70%	1,482
2010	10.180472	10.706097	5.16%	1,482
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.547459	35.376867	12.14%	7
2018	34.544713	31.547459	-8.68%	75
2017	32.079072	34.544713	7.69%	91
2016	29.561829	32.079072	8.52%	94
2015	30.458926	29.561829	-2.95%	112
2014	30.150427	30.458926	1.02%	115
2013	33.664437	30.150427	-10.44%	133
2012	29.077685	33.664437	15.77%	136
2011	27.677743	29.077685	5.06%	136
2010	25.695244	27.677743	7.72%	136
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.234964	11.590066	25.50%	677
2018	10.216004	9.234964	-9.60%	720
2017	9.247919	10.216004	10.47%	720
2016	8.195129	9.247919	12.85%	720
2015*	10.000000	8.195129	-18.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.458315	17.868562	15.59%	0
2018	16.847111	15.458315	-8.24%	0
2017	14.782430	16.847111	13.97%	0
2016	14.264789	14.782430	3.63%	0
2015	15.526688	14.264789	-8.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.720851	18.636808	18.55%	80
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	14,026
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	7
2016	10.991903	11.075063	0.76%	326
2015	11.225029	10.991903	-2.08%	316
2014	10.894232	11.225029	3.04%	318
2013	11.392820	10.894232	-4.38%	306
2012	11.058827	11.392820	3.02%	246
2011	10.656705	11.058827	3.77%	225
2010	10.243901	10.656705	4.03%	291
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.384889	22.997756	32.29%	165
2018	19.557310	17.384889	-11.11%	165
2017	15.213557	19.557310	28.55%	165
2016	15.470543	15.213557	-1.66%	165
2015	14.794166	15.470543	4.57%	165
2014	14.801329	14.794166	-0.05%	178
2013	11.722659	14.801329	26.26%	178
2012	9.783291	11.722659	19.82%	178
2011	10.990536	9.783291	-10.98%	178
2010	10.060622	10.990536	9.24%	178
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	261
2016	14.777877	15.819977	7.05%	1,228
2015	14.147165	14.777877	4.46%	1,274
2014	13.337885	14.147165	6.07%	1,354
2013	10.484616	13.337885	27.21%	1,431
2012	9.099247	10.484616	15.23%	1,537
2011	9.726409	9.099247	-6.45%	1,608
2010	8.384221	9.726409	16.01%	11,789

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.616563	17.804513	7.15%	869
2018	17.338094	16.616563	-4.16%	907
2017	16.612181	17.338094	4.37%	873
2016	15.577461	16.612181	6.64%	1,042
2015	16.343473	15.577461	-4.69%	1,025
2014	16.029013	16.343473	1.96%	4,860
2013	16.516878	16.029013	-2.95%	3,154
2012	14.992391	16.516878	10.17%	5,881
2011	14.471390	14.992391	3.60%	8,756
2010	13.332495	14.471390	8.54%	1,637
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	15.728506	19.653779	24.96%	992
2018	17.280607	15.728506	-8.98%	995
2017	14.920256	17.280607	15.82%	1,003
2016	12.894276	14.920256	15.71%	1,202
2015	14.020503	12.894276	-8.03%	1,356
2014	13.085104	14.020503	7.15%	1,430
2013	9.828666	13.085104	33.13%	9,178
2012	8.453447	9.828666	16.27%	1,567
2011	8.817508	8.453447	-4.13%	21,290
2010	7.759693	8.817508	13.63%	1,518
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.498324	11.844091	12.82%	0
2018	11.687380	10.498324	-10.17%	0
2017	10.053714	11.687380	16.25%	0
2016*	10.000000	10.053714	0.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.811509	21.185195	12.62%	2,124
2018	19.760686	18.811509	-4.80%	2,264
2017	18.857875	19.760686	4.79%	2,270
2016	16.829810	18.857875	12.05%	2,283
2015	17.606123	16.829810	-4.41%	2,350
2014	17.491867	17.606123	0.65%	741
2013	16.644411	17.491867	5.09%	660
2012	14.803919	16.644411	12.43%	1,358
2011	14.527662	14.803919	1.90%	2,100
2010	13.080698	14.527662	11.06%	2,317
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.898052	19.984284	25.70%	1,662
2018	17.010113	15.898052	-6.54%	1,716
2017	13.879936	17.010113	22.55%	1,721
2016	12.447652	13.879936	11.51%	1,836
2015	12.820717	12.447652	-2.91%	2,247
2014	12.253691	12.820717	4.63%	2,442
2013	8.680666	12.253691	41.16%	2,504
2012	7.563278	8.680666	14.77%	2,562
2011	8.718588	7.563278	-13.25%	3,163
2010	7.683622	8.718588	13.47%	4,485
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.523538	15.744231	25.72%	0
2018	13.433660	12.523538	-6.77%	0
2017	10.969925	13.433660	22.46%	0
2016*	10.000000	10.969925	9.70%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.720962	21.852017	30.69%	622
2018	20.394497	16.720962	-18.01%	654
2017	16.519990	20.394497	23.45%	656
2016	17.195384	16.519990	-3.93%	682
2015	17.606067	17.195384	-2.33%	688
2014	18.120643	17.606067	-2.84%	704
2013	15.212331	18.120643	19.12%	0
2012	13.371317	15.212331	13.77%	0
2011	15.023419	13.371317	-11.00%	0
2010	13.410471	15.023419	12.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	17.404332	22.088669	26.91%	1,513
2018	17.734810	17.404332	-1.86%	1,583
2017	14.991325	17.734810	18.30%	1,600
2016	13.711465	14.991325	9.33%	1,746
2015	13.840457	13.711465	-0.93%	1,759
2014	12.573871	13.840457	10.07%	1,778
2013	9.771612	12.573871	28.68%	1,912
2012	8.717134	9.771612	12.10%	1,942
2011	8.834382	8.717134	-1.33%	2,067
2010	7.933721	8.834382	11.35%	2,073
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.274845	13.770803	12.19%	289
2018	13.133085	12.274845	-6.53%	289
2017	12.176222	13.133085	7.86%	289
2016	11.703158	12.176222	4.04%	289
2015	12.052135	11.703158	-2.90%	289
2014	11.797690	12.052135	2.16%	289
2013	10.805629	11.797690	9.18%	289
2012	10.004897	10.805629	8.00%	289
2011	10.220701	10.004897	-2.11%	289
2010	9.550512	10.220701	7.02%	289
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.213532	13.059674	6.93%	0
2018	12.497405	12.213532	-2.27%	0
2017	12.196066	12.497405	2.47%	0
2016	11.794737	12.196066	3.40%	0
2015	12.104240	11.794737	-2.56%	0
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	207
2010	10.487319	11.019685	5.08%	1,139

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.192739	11.981621	17.55%	0
2018	11.563835	10.192739	-11.86%	0
2017	9.993778	11.563835	15.71%	0
2016	9.140726	9.993778	9.33%	0
2015*	10.000000	9.140726	-8.59%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.077941	11.623856	15.34%	0
2018	11.139957	10.077941	-9.53%	0
2017	9.970228	11.139957	11.73%	0
2016	9.338701	9.970228	6.76%	0
2015*	10.000000	9.338701	-6.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	19.257960	23.238818	20.67%	417
2018	23.761784	19.257960	-18.95%	497
2017	17.107800	23.761784	38.89%	704
2016	16.180702	17.107800	5.73%	857
2015	19.625099	16.180702	-17.55%	880
2014	21.160299	19.625099	-7.26%	884
2013	21.399607	21.160299	-1.12%	0
2012	18.601181	21.399607	15.04%	0
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.524618	15.149821	4.30%	2,700
2018	14.807015	14.524618	-1.91%	2,792
2017	14.777316	14.807015	0.20%	2,946
2016	14.944246	14.777316	-1.12%	3,797
2015	15.242506	14.944246	-1.96%	4,611
2014	14.851229	15.242506	2.63%	4,989
2013	15.770768	14.851229	-5.83%	6,986
2012	15.592143	15.770768	1.15%	7,584
2011	14.810669	15.592143	5.28%	9,043
2010	14.401164	14.810669	2.84%	9,284

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.431623	9.422053	-0.10%	8,324
2018	9.478565	9.431623	-0.50%	8,888
2017	9.616200	9.478565	-1.43%	8,928
2016	9.796208	9.616200	-1.84%	8,916
2015	9.980850	9.796208	-1.85%	3,698
2014	10.168976	9.980850	-1.85%	3,704
2013	10.360648	10.168976	-1.85%	4,384
2012	10.556466	10.360648	-1.85%	8,339
2011	10.754882	10.556466	-1.84%	9,338
2010	10.957581	10.754882	-1.85%	9,403
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.550453	14.673669	16.92%	2,878
2018	14.962797	12.550453	-16.12%	2,858
2017	11.960414	14.962797	25.10%	2,840
2016	12.080263	11.960414	-0.99%	4,018
2015	12.696139	12.080263	-4.85%	3,924
2014	12.993734	12.696139	-2.29%	1,479
2013	11.235046	12.993734	15.65%	46
2012	9.901805	11.235046	13.46%	71
2011	11.179837	9.901805	-11.43%	71
2010	10.054098	11.179837	11.20%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	313
2015	9.376825	9.075491	-3.21%	313
2014	10.183736	9.376825	-7.92%	313
2013	8.574084	10.183736	18.77%	313
2012	7.390148	8.574084	16.02%	313
2011	8.639344	7.390148	-14.46%	313
2010	8.195706	8.639344	5.41%	313
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.558599	23.752602	21.44%	4,158
2018	21.865557	19.558599	-10.55%	4,444
2017	18.809881	21.865557	16.25%	8,321
2016	17.505989	18.809881	7.45%	8,321
2015	18.015799	17.505989	-2.83%	8,321
2014	17.483752	18.015799	3.04%	8,321
2013	13.998845	17.483752	24.89%	8,522
2012	12.306217	13.998845	13.75%	8,522
2011	13.050802	12.306217	-5.71%	8,522
2010	11.599698	13.050802	12.51%	9,429

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.363716	21.618098	17.72%	815
2018	20.006375	18.363716	-8.21%	815
2017	17.753329	20.006375	12.69%	815
2016	16.787761	17.753329	5.75%	815
2015	17.195659	16.787761	-2.37%	815
2014	16.651882	17.195659	3.27%	815
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.277203	14.273888	7.51%	0
2018	13.777313	13.277203	-3.63%	0
2017	13.281520	13.777313	3.73%	0
2016	12.977826	13.281520	2.34%	143
2015	13.187532	12.977826	-1.59%	135
2014	12.932959	13.187532	1.97%	135
2013	12.569404	12.932959	2.89%	129
2012	12.176685	12.569404	3.23%	938
2011	12.052405	12.176685	1.03%	928
2010	11.596203	12.052405	3.93%	1,173
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	17.031928	19.683280	15.57%	11,304
2018	18.399901	17.031928	-7.43%	11,414
2017	16.599860	18.399901	10.84%	11,861
2016	15.784385	16.599860	5.17%	11,854
2015	16.135911	15.784385	-2.18%	12,725
2014	15.630225	16.135911	3.24%	12,898
2013	13.654392	15.630225	14.47%	14,698
2012	12.554929	13.654392	8.76%	16,141
2011	12.796237	12.554929	-1.89%	18,665
2010	11.754457	12.796237	8.86%	18,257
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.686870	22.344748	19.57%	3,621
2018	20.635576	18.686870	-9.44%	7,793
2017	18.018166	20.635576	14.53%	7,869
2016	16.921615	18.018166	6.48%	12,295
2015	17.367346	16.921615	-2.57%	12,295
2014	16.858995	17.367346	3.02%	12,295
2013	14.035792	16.858995	20.11%	12,905
2012	12.571133	14.035792	11.65%	12,905
2011	13.085892	12.571133	-3.93%	13,637
2010	11.815900	13.085892	10.75%	23,621
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.378263	17.128904	11.38%	5,274
2018	16.277203	15.378263	-5.52%	5,274
2017	15.184446	16.277203	7.20%	5,274
2016	14.635220	15.184446	3.75%	5,399
2015	14.915639	14.635220	-1.88%	5,393
2014	14.509121	14.915639	2.80%	5,393
2013	13.378504	14.509121	8.45%	5,390
2012	12.616886	13.378504	6.04%	5,326
2011	12.594391	12.616886	0.18%	6,184
2010	11.824637	12.594391	6.51%	6,612
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.734269	7.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.530120	22.458762	28.12%	294
2018	18.429530	17.530120	-4.88%	308
2017	14.420248	18.429530	27.80%	381
2016	14.376460	14.420248	0.30%	395
2015	14.161094	14.376460	1.52%	441
2014	13.064607	14.161094	8.39%	453
2013	9.878767	13.064607	32.25%	461
2012	8.650602	9.878767	14.20%	551
2011	9.077124	8.650602	-4.70%	576
2010	8.006277	9.077124	13.38%	711
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	28.025622	37.854361	35.07%	4,350
2018	28.925063	28.025622	-3.11%	4,947
2017	23.146552	28.925063	24.96%	5,705
2016	22.755064	23.146552	1.72%	6,563
2015	22.060434	22.755064	3.15%	6,811
2014	20.658344	22.060434	6.79%	7,023
2013	15.396513	20.658344	34.18%	8,467
2012	13.217593	15.396513	16.48%	10,644
2011	13.773876	13.217593	-4.04%	11,516
2010	12.898308	13.773876	6.79%	25,323
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.275787	29.002876	24.61%	4,988
2018	26.162937	23.275787	-11.04%	6,234
2017	24.526809	26.162937	6.67%	6,350
2016	20.747316	24.526809	18.22%	6,350
2015	22.082572	20.747316	-6.05%	6,613
2014	19.889536	22.082572	11.03%	5,213
2013	15.363466	19.889536	29.46%	7,763
2012	13.651975	15.363466	12.54%	6,153
2011	13.819402	13.651975	-1.21%	7,068
2010	12.408940	13.819402	11.37%	16,035

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	35.059134	43.237395	23.33%	1,204
2018	40.313221	35.059134	-13.03%	1,223
2017	35.473374	40.313221	13.64%	1,395
2016	30.044259	35.473374	18.07%	1,381
2015	31.406493	30.044259	-4.34%	1,781
2014	29.243613	31.406493	7.40%	1,940
2013	22.393819	29.243613	30.59%	2,197
2012	19.423073	22.393819	15.29%	2,372
2011	20.305090	19.423073	-4.34%	7,302
2010	16.392374	20.305090	23.87%	3,200
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.483643	9.704686	14.39%	257
2018	10.435479	8.483643	-18.70%	257
2017	8.648825	10.435479	20.66%	222
2016	8.373834	8.648825	3.28%	222
2015	8.992054	8.373834	-6.88%	222
2014*	10.000000	8.992054	-10.08%	222
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.948457	20.860626	23.08%	204
2018	19.532686	16.948457	-13.23%	219
2017	17.373986	19.532686	12.42%	285
2016	15.213174	17.373986	14.20%	302
2015	16.004294	15.213174	-4.94%	321
2014	14.754093	16.004294	8.47%	4,474
2013	11.098782	14.754093	32.93%	361
2012	9.598871	11.098782	15.63%	406
2011	10.384932	9.598871	-7.57%	430
2010*	10.000000	10.384932	3.85%	636
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.884907	17.048496	22.78%	0
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.606500	21.401615	21.56%	4,319
2018	20.657971	17.606500	-14.77%	4,368
2017	18.487687	20.657971	11.74%	4,522
2016	16.017130	18.487687	15.42%	4,626
2015	16.803960	16.017130	-4.68%	4,693
2014	14.630542	16.803960	14.86%	3,100
2013	10.986464	14.630542	33.17%	3,210
2012	9.621339	10.986464	14.19%	4,257
2011	10.035290	9.621339	-4.12%	4,245
2010	8.546437	10.035290	17.42%	4,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	23.731173	31.610433	33.20%	348
2018	26.266757	23.731173	-9.65%	388
2017	21.421035	26.266757	22.62%	382
2016	20.150218	21.421035	6.31%	472
2015	20.375993	20.150218	-1.11%	465
2014	20.192366	20.375993	0.91%	488
2013	14.257872	20.192366	41.62%	490
2012	12.806356	14.257872	11.33%	516
2011	13.132397	12.806356	-2.48%	590
2010	10.665525	13.132397	23.13%	841
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	35.206835	41.121343	16.80%	1,217
2018	43.197992	35.206835	-18.50%	1,256
2017	40.352587	43.197992	7.05%	1,322
2016	32.645168	40.352587	23.61%	1,399
2015	35.392084	32.645168	-7.76%	1,408
2014	33.693212	35.392084	5.04%	1,439
2013	24.449958	33.693212	37.80%	3,633
2012	20.683084	24.449958	18.21%	1,673
2011	22.197735	20.683084	-6.82%	1,861
2010	17.863279	22.197735	24.26%	2,033
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	34.725607	42.824960	23.32%	328
2018	40.501109	34.725607	-14.26%	333
2017	36.358390	40.501109	11.39%	442
2016	30.156313	36.358390	20.57%	624
2015	31.235554	30.156313	-3.46%	887
2014	31.567044	31.235554	-1.05%	932
2013	22.824756	31.567044	38.30%	1,032
2012	20.134577	22.824756	13.36%	1,066
2011	21.720827	20.134577	-7.30%	1,335
2010	17.658727	21.720827	23.00%	2,014

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.722852	20.682259	23.68%	0
2018	18.087278	16.722852	-7.54%	0
2017	15.534806	18.087278	16.43%	0
2016	14.373374	15.534806	8.08%	0
2015	14.691880	14.373374	-2.17%	0
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.415891	17.210549	28.28%	7,880
2018	14.228351	13.415891	-5.71%	8,778
2017	13.611382	14.228351	4.53%	8,712
2016	12.917878	13.611382	5.37%	9,008
2015	13.906405	12.917878	-7.11%	9,367
2014	10.993038	13.906405	26.50%	7,285
2013	10.869257	10.993038	1.14%	7,636
2012	9.564646	10.869257	13.64%	8,076
2011	9.149723	9.564646	4.53%	9,287
2010	7.160718	9.149723	27.78%	11,331
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.879453	17.022950	22.65%	0
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.684612	22.476719	34.72%	2,085
2018	18.251401	16.684612	-8.58%	2,145
2017	14.556642	18.251401	25.38%	2,442
2016	13.929642	14.556642	4.50%	2,463
2015	14.218537	13.929642	-2.03%	2,475
2014	13.924717	14.218537	2.11%	2,483
2013	10.210533	13.924717	36.38%	2,946
2012	9.054024	10.210533	12.77%	2,986
2011	9.631726	9.054024	-6.00%	3,631
2010	7.737878	9.631726	24.48%	3,845
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.972431	14.267500	30.03%	0
2018	11.965184	10.972431	-8.30%	0
2017	9.786232	11.965184	22.27%	0
2016	9.571834	9.786232	2.24%	0
2015*	10.000000	9.571834	-4.28%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.538870	9.707583	1.77%	1,078
2018	9.621425	9.538870	-0.86%	1,080
2017	9.715696	9.621425	-0.97%	898
2016	9.779096	9.715696	-0.65%	800
2015	9.945145	9.779096	-1.67%	670
2014	10.071161	9.945145	-1.25%	543
2013	10.198092	10.071161	-1.24%	378
2012	9.933359	10.198092	2.67%	231
2011	10.090938	9.933359	-1.56%	204
2010	9.765040	10.090938	3.34%	197
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	22.075369	27.275546	23.56%	0
2018	23.860102	22.075369	-7.48%	0
2017	20.525692	23.860102	16.25%	0
2016	19.034305	20.525692	7.84%	0
2015	19.483414	19.034305	-2.31%	0
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	3,745
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	2,972
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.358387	11.656447	12.53%	0
2018	11.089838	10.358387	-6.60%	0
2017	10.291736	11.089838	7.75%	0
2016	9.261460	10.291736	11.12%	0
2015	9.664615	9.261460	-4.17%	0
2014*	10.000000	9.664615	-3.35%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	21
2011	11.626247	12.372183	6.42%	6,709
2010	10.830339	11.626247	7.35%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	1,396
2016	11.037614	10.975355	-0.56%	1,377
2015	11.222225	11.037614	-1.65%	1,491
2014	11.348829	11.222225	-1.12%	4,439
2013	11.589647	11.348829	-2.08%	4,523
2012	11.166580	11.589647	3.79%	4,403
2011	11.262962	11.166580	-0.86%	4,430
2010	10.909511	11.262962	3.24%	15,411

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.526548	13.331896	6.43%	0
2018	13.052834	12.526548	-4.03%	0
2017	12.828405	13.052834	1.75%	0
2016	12.425065	12.828405	3.25%	0
2015	13.011172	12.425065	-4.50%	0
2014	12.858895	13.011172	1.18%	0
2013	14.431471	12.858895	-10.90%	0
2012	13.520541	14.431471	6.74%	0
2011	12.335309	13.520541	9.61%	0
2010	11.624864	12.335309	6.11%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.505852	15.427036	6.35%	0
2018	14.860388	14.505852	-2.39%	0
2017	14.429557	14.860388	2.99%	0
2016	14.316299	14.429557	0.79%	0
2015	14.522894	14.316299	-1.42%	0
2014	14.190565	14.522894	2.34%	0
2013	14.746413	14.190565	-3.77%	0
2012	13.709005	14.746413	7.57%	0
2011	13.480747	13.709005	1.69%	0
2010	12.704111	13.480747	6.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.474035	11.128104	6.24%	0
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	10,702
2012	9.967028	10.711515	7.47%	8,663
2011*	10.000000	9.967028	-0.33%	7,430
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.663322	11.870226	22.84%	0
2018	12.173380	9.663322	-20.62%	0
2017	9.797812	12.173380	24.25%	0
2016*	10.000000	9.797812	-2.02%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.749235	13.786474	17.34%	0
2018	13.162623	11.749235	-10.74%	0
2017	12.748994	13.162623	3.24%	0
2016	10.849868	12.748994	17.50%	0
2015	12.627613	10.849868	-14.08%	0
2014	13.343150	12.627613	-5.36%	0
2013	11.236444	13.343150	18.75%	0
2012	10.639617	11.236444	5.61%	0
2011	12.332208	10.639617	-13.72%	0
2010	9.667840	12.332208	27.56%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.319003	42.065379	26.25%	930
2018	33.662119	33.319003	-1.02%	871
2017	26.938602	33.662119	24.96%	1,011
2016	30.738929	26.938602	-12.36%	1,130
2015	27.845830	30.738929	10.39%	1,090
2014	21.619829	27.845830	28.80%	2,651
2013	14.634667	21.619829	47.73%	1,606
2012	11.382550	14.634667	28.57%	103
2011	10.505563	11.382550	8.35%	103
2010*	10.000000	10.505563	5.06%	103
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	30.349164	38.901636	28.18%	51
2018	40.417465	30.349164	-24.91%	51
2017	27.262934	40.417465	48.25%	51
2016	27.746889	27.262934	-1.74%	51
2015	32.869440	27.746889	-15.58%	51
2014	33.628661	32.869440	-2.26%	51
2013	30.585939	33.628661	9.95%	1,067
2012	24.007444	30.585939	27.40%	2,814
2011	32.936839	24.007444	-27.11%	35
2010	26.456045	32.936839	24.50%	35
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	28

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	19.127278	21.001649	9.80%	49
2018	27.174363	19.127278	-29.61%	49
2017	28.163331	27.174363	-3.51%	49
2016	19.965612	28.163331	41.06%	49
2015	30.566075	19.965612	-34.68%	49
2014	38.497347	30.566075	-20.60%	49
2013	35.485013	38.497347	8.49%	49
2012	34.971406	35.485013	1.47%	49
2011	42.645158	34.971406	-17.99%	36
2010	33.619407	42.645158	26.85%	36
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	17.025093	21.453431	26.01%	0
2018	20.009697	17.025093	-14.92%	0
2017	16.120723	20.009697	24.12%	0
2016	15.807932	16.120723	1.98%	0
2015	16.623569	15.807932	-4.91%	0
2014	15.369302	16.623569	8.16%	0
2013	11.691955	15.369302	31.45%	0
2012	10.245045	11.691955	14.12%	0
2011	11.202618	10.245045	-8.55%	0
2010	10.159506	11.202618	10.27%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.754260	7.54%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.280569	34.649290	22.52%	0
2018	28.444407	28.280569	-0.58%	0
2017	23.025024	28.444407	23.54%	0
2016	21.771254	23.025024	5.76%	229
2015	22.840053	21.771254	-4.68%	229
2014	23.715980	22.840053	-3.69%	229
2013	16.083743	23.715980	47.45%	229
2012	15.191876	16.083743	5.87%	229
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.361548	12.844366	13.05%	0
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.627633	8.739039	14.57%	0
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.629884	31.323213	17.62%	0
2018	32.051132	26.629884	-16.91%	0
2017	28.949985	32.051132	10.71%	0
2016	23.646493	28.949985	22.43%	0
2015	25.559951	23.646493	-7.49%	0
2014	23.915510	25.559951	6.88%	0
2013	17.712370	23.915510	35.02%	0
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.122545	12.950940	6.83%	0
2018	12.717103	12.122545	-4.68%	0
2017	12.503626	12.717103	1.71%	0
2016	12.209454	12.503626	2.41%	0
2015	12.760911	12.209454	-4.32%	0
2014	12.592545	12.760911	1.34%	0
2013	14.025791	12.592545	-10.22%	0
2012	13.314697	14.025791	5.34%	0
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	17.112074	20.807367	21.59%	0
2018	18.731849	17.112074	-8.65%	0
2017	15.847023	18.731849	18.20%	0
2016	14.233807	15.847023	11.33%	0
2015	15.373614	14.233807	-7.41%	0
2014	13.929660	15.373614	10.37%	0
2013	10.454381	13.929660	33.24%	0
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	13.011802	16.392411	25.98%	0
2018	15.647019	13.011802	-16.84%	0
2017	12.155674	15.647019	28.72%	0
2016	13.111397	12.155674	-7.29%	0
2015	13.264785	13.111397	-1.16%	0
2014	14.309760	13.264785	-7.30%	0
2013	11.916248	14.309760	20.09%	0
2012	10.025881	11.916248	18.85%	0
2011	11.619008	10.025881	-13.71%	0
2010	10.454146	11.619008	11.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.668672	26.186562	26.70%	0
2018	24.174366	20.668672	-14.50%	0
2017	22.061260	24.174366	9.58%	0
2016	18.303899	22.061260	20.53%	0
2015	18.929658	18.303899	-3.31%	0
2014	16.574236	18.929658	14.21%	0
2013	12.984697	16.574236	27.64%	0
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	24.276418	30.253529	24.62%	0
2018	27.242198	24.276418	-10.89%	0
2017	25.534615	27.242198	6.69%	0
2016	21.603342	25.534615	18.20%	0
2015	22.911761	21.603342	-5.71%	0
2014	20.653925	22.911761	10.93%	0
2013	15.982910	20.653925	29.23%	0
2012	14.220458	15.982910	12.39%	0
2011	14.349744	14.220458	-0.90%	0
2010	12.896387	14.349744	11.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.170373	11.459974	12.68%	0
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.668804	10.352722	7.07%	0
2018	9.928731	9.668804	-2.62%	0
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.495318	14.373692	25.04%	0
2018	12.658006	11.495318	-9.19%	0
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.820135	17.119964	15.52%	0
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.941037	12.864250	17.58%	0
2018	13.229336	10.941037	-17.30%	0
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	26.826052	32.162001	19.89%	0
2018	30.045449	26.826052	-10.72%	0
2017	27.246236	30.045449	10.27%	0
2016	22.089395	27.246236	23.35%	0
2015	23.054315	22.089395	-4.19%	0
2014	22.355883	23.054315	3.12%	0
2013	16.194893	22.355883	38.04%	0
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.644568	22.612886	28.16%	0
2018	18.862642	17.644568	-6.46%	0
2017	15.819397	18.862642	19.24%	0
2016	14.435002	15.819397	9.59%	112
2015	14.553455	14.435002	-0.81%	121
2014	13.079455	14.553455	11.27%	131
2013	10.098368	13.079455	29.52%	142
2012	8.894582	10.098368	13.53%	150
2011	8.899390	8.894582	-0.05%	162
2010	7.899469	8.899390	12.66%	204

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.434263	17.707209	31.81%	0
2018	14.326614	13.434263	-6.23%	0
2017	12.661732	14.326614	13.15%	0
2016	11.693279	12.661732	8.28%	84
2015	12.313142	11.693279	-5.03%	91
2014	11.063304	12.313142	11.30%	98
2013	8.394461	11.063304	31.79%	106
2012	7.642268	8.394461	9.84%	112
2011	7.720390	7.642268	-1.01%	121
2010	6.854289	7.720390	12.64%	130
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	17.211096	22.928704	33.22%	0
2018	18.837152	17.211096	-8.63%	0
2017	15.079260	18.837152	24.92%	0
2016	14.244600	15.079260	5.86%	0
2015	14.888015	14.244600	-4.32%	0
2014	14.040272	14.888015	6.04%	0
2013	11.818080	14.040272	18.80%	0
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	51
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.614996	19.849068	19.46%	0
2018	20.932099	16.614996	-20.62%	0
2017	17.112795	20.932099	22.32%	0
2016	14.899715	17.112795	14.85%	0
2015	15.542188	14.899715	-4.13%	0
2014	15.594630	15.542188	-0.34%	0
2013	10.701152	15.594630	45.73%	0
2012	9.048240	10.701152	18.27%	0
2011	10.705518	9.048240	-15.48%	0
2010	8.320754	10.705518	28.66%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.573156	10.942964	14.31%	0
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.307449	16.673323	25.29%	0
2018	16.334476	13.307449	-18.53%	0
2017	14.898186	16.334476	9.64%	0
2016	11.584682	14.898186	28.60%	0
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.192073	10.706188	5.04%	0
2018	10.399499	10.192073	-1.99%	0
2017	10.247596	10.399499	1.48%	0
2016	9.587812	10.247596	6.88%	0
2015	9.871455	9.587812	-2.87%	0
2014*	10.000000	9.871455	-1.29%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	16.249945	17.446640	7.36%	0
2018	16.665226	16.249945	-2.49%	0
2017	16.328164	16.665226	2.06%	0
2016	16.030487	16.328164	1.86%	0
2015	16.380854	16.030487	-2.14%	0
2014	16.087872	16.380854	1.82%	0
2013	16.231486	16.087872	-0.88%	0
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.211437	10.407100	26.74%	0
2018*	10.000000	8.211437	-17.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.198579	16.157339	13.80%	0
2018	15.094683	14.198579	-5.94%	0
2017	13.617137	15.094683	10.85%	0
2016	13.184335	13.617137	3.28%	0
2015	13.481746	13.184335	-2.21%	0
2014	13.170035	13.481746	2.37%	0
2013	11.839457	13.170035	11.24%	0
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.314517	16.852340	17.73%	0
2018	15.521077	14.314517	-7.77%	0
2017	13.583453	15.521077	14.26%	0
2016	13.056833	13.583453	4.03%	0
2015	13.358689	13.056833	-2.26%	0
2014	13.010584	13.358689	2.68%	0
2013	11.437640	13.010584	13.75%	0
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.821861	18.084347	22.01%	0
2018	16.403989	14.821861	-9.64%	0
2017	13.839618	16.403989	18.53%	0
2016	13.243421	13.839618	4.50%	0
2015	13.545444	13.243421	-2.23%	0
2014	13.167679	13.545444	2.87%	0
2013	11.047693	13.167679	19.19%	0
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.097730	13.512303	21.76%	0
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	24.579512	31.695794	28.95%	0
2018	26.796718	24.579512	-8.27%	0
2017	22.432196	26.796718	19.46%	0
2016	21.189004	22.432196	5.87%	0
2015	21.479586	21.189004	-1.35%	0
2014	19.581688	21.479586	9.69%	0
2013	15.220315	19.581688	28.65%	0
2012	13.340209	15.220315	14.09%	0
2011	13.966351	13.340209	-4.48%	0
2010	12.156769	13.966351	14.89%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	26.216244	33.761584	28.78%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.207058	7.764723	7.74%	0
2018	9.766460	7.207058	-26.21%	0
2017	10.239260	9.766460	-4.62%	0
2016	7.817637	10.239260	30.98%	0
2015	10.055881	7.817637	-22.26%	0
2014	11.750987	10.055881	-14.43%	0
2013	9.648755	11.750987	21.79%	0
2012	9.391460	9.648755	2.74%	0
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.950471	21.172163	24.91%	84
2018	18.865471	16.950471	-10.15%	84
2017	17.046967	18.865471	10.67%	84
2016	14.737707	17.046967	15.67%	84
2015	15.663612	14.737707	-5.91%	84
2014	14.696251	15.663612	6.58%	84
2013	11.702615	14.696251	25.58%	84
2012	10.180053	11.702615	14.96%	84
2011	10.288462	10.180053	-1.05%	84
2010	9.112646	10.288462	12.90%	84
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.430129	14.541059	27.22%	0
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	18.078282	24.952631	38.03%	0
2018	16.405054	18.078282	10.20%	0
2017	12.441689	16.405054	31.86%	0
2016	12.650750	12.441689	-1.65%	0
2015	12.225627	12.650750	3.48%	0
2014	11.116903	12.225627	9.97%	0
2013	8.224900	11.116903	35.16%	0
2012	7.018533	8.224900	17.19%	0
2011	7.001513	7.018533	0.24%	0
2010	5.771730	7.001513	21.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.114760	23.845473	31.64%	2,134
2018	18.518650	18.114760	-2.18%	2,177
2017	13.982005	18.518650	32.45%	2,227
2016	14.151083	13.982005	-1.19%	2,307
2015	13.474820	14.151083	5.02%	2,275
2014	12.353638	13.474820	9.08%	2,285
2013	9.245553	12.353638	33.62%	2,340
2012	8.228190	9.245553	12.36%	2,318
2011	8.375392	8.228190	-1.76%	2,308
2010	6.881900	8.375392	21.70%	2,370

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.636762	15.373682	12.74%	0
2018	14.421611	13.636762	-5.44%	0
2017	13.729328	14.421611	5.04%	0
2016	12.235874	13.729328	12.21%	0
2015	12.959613	12.235874	-5.58%	0
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.336242	14.336367	7.50%	0
2018	13.682460	13.336242	-2.53%	0
2017	13.389937	13.682460	2.18%	0
2016	13.044835	13.389937	2.65%	0
2015	13.392023	13.044835	-2.59%	0
2014	12.908621	13.392023	3.74%	0
2013	13.412075	12.908621	-3.75%	0
2012	12.926747	13.412075	3.75%	0
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.533775	20.006656	21.00%	0
2018	19.746824	16.533775	-16.27%	0
2017	16.675613	19.746824	18.42%	0
2016	15.161246	16.675613	9.99%	0
2015	15.690251	15.161246	-3.37%	0
2014	15.060947	15.690251	4.18%	0
2013	11.283407	15.060947	33.48%	0
2012	10.023891	11.283407	12.57%	0
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.787453	16.016087	25.25%	0
2018	15.316475	12.787453	-16.51%	0
2017	11.999795	15.316475	27.64%	0
2016	12.891844	11.999795	-6.92%	0
2015	12.698348	12.891844	1.52%	0
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.321579	11.243073	20.61%	0
2018	10.158956	9.321579	-8.24%	0
2017*	10.000000	10.158956	1.59%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	20.231850	26.653538	31.74%	0
2018	24.950217	20.231850	-18.91%	0
2017	21.333643	24.950217	16.95%	0
2016	19.862960	21.333643	7.40%	0
2015	20.885733	19.862960	-4.90%	0
2014	19.954810	20.885733	4.67%	0
2013	15.593588	19.954810	27.97%	0
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.092829	14.219005	17.58%	0
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.999905	17.077990	13.85%	0
2018	15.979856	14.999905	-6.13%	0
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.788384	19.569334	23.95%	0
2018	18.474977	15.788384	-14.54%	0
2017	17.018931	18.474977	8.56%	0
2016	13.325020	17.018931	27.72%	0
2015	14.666579	13.325020	-9.15%	0
2014	14.865809	14.666579	-1.34%	0
2013	11.122841	14.865809	33.65%	0
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.623850	11.961482	24.29%	0
2018	11.651832	9.623850	-17.40%	0
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.686284	16.256763	10.69%	0
2018	17.670581	14.686284	-16.89%	0
2017	15.392029	17.670581	14.80%	0
2016	14.596082	15.392029	5.45%	0
2015	15.880688	14.596082	-8.09%	0
2014	18.166098	15.880688	-12.58%	0
2013	15.021676	18.166098	20.93%	0
2012	12.912088	15.021676	16.34%	0
2011	14.696887	12.912088	-12.14%	0
2010	13.785398	14.696887	6.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.897145	8.717740	10.39%	0
2018	9.521316	7.897145	-17.06%	0
2017	8.316835	9.521316	14.48%	0
2016	7.909911	8.316835	5.14%	0
2015	8.623043	7.909911	-8.27%	0
2014*	10.000000	8.623043	-13.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.437886	9.444936	0.07%	0
2018	9.438803	9.437886	-0.01%	0
2017	9.439333	9.438803	-0.01%	0
2016	9.346977	9.439333	0.99%	0
2015	9.956668	9.346977	-6.12%	0
2014*	10.000000	9.956668	-0.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.390690	12.508112	9.81%	0
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.367509	10.000242	6.75%	0
2018*	10.000000	9.367509	-6.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.359834	9.642313	3.02%	0
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.164327	14.487063	19.09%	0
2018	13.504501	12.164327	-9.92%	0
2017	11.963793	13.504501	12.88%	0
2016	11.048451	11.963793	8.28%	0
2015	11.337988	11.048451	-2.55%	0
2014	11.006775	11.337988	3.01%	0
2013	9.405927	11.006775	17.02%	0
2012	8.225515	9.405927	14.35%	0
2011	9.958660	8.225515	-17.40%	0
2010	8.774695	9.958660	13.49%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.145758	21.018855	30.18%	0
2018	17.718772	16.145758	-8.88%	0
2017	14.487033	17.718772	22.31%	0
2016	13.590801	14.487033	6.59%	0
2015	13.865060	13.590801	-1.98%	0
2014	12.502122	13.865060	10.90%	0
2013	9.764119	12.502122	28.04%	0
2012	8.596210	9.764119	13.59%	0
2011	9.158636	8.596210	-6.14%	0
2010	7.518344	9.158636	21.82%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.164852	17.868404	17.83%	0
2018	16.399602	15.164852	-7.53%	0
2017	14.613742	16.399602	12.22%	0
2016	13.790671	14.613742	5.97%	0
2015	14.042730	13.790671	-1.79%	0
2014	13.414515	14.042730	4.68%	0
2013	11.960320	13.414515	12.16%	0
2012	10.762490	11.960320	11.13%	0
2011	10.899213	10.762490	-1.25%	0
2010	10.048836	10.899213	8.46%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.831291	20.431245	21.39%	0
2018	19.199098	16.831291	-12.33%	0
2017	17.050591	19.199098	12.60%	0
2016	14.162806	17.050591	20.39%	0
2015	15.149257	14.162806	-6.51%	0
2014	14.350433	15.149257	5.57%	0
2013	10.981135	14.350433	30.68%	0
2012	9.691743	10.981135	13.30%	0
2011	10.327982	9.691743	-6.16%	0
2010	9.027885	10.327982	14.40%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.348021	19.011302	9.59%	0
2018	18.446213	17.348021	-5.95%	0
2017	17.699164	18.446213	4.22%	0
2016	15.351588	17.699164	15.29%	0
2015	16.292927	15.351588	-5.78%	0
2014	16.201243	16.292927	0.57%	0
2013	15.379613	16.201243	5.34%	0
2012	13.648930	15.379613	12.68%	0
2011	13.917780	13.648930	-1.93%	0
2010	12.290590	13.917780	13.24%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.130220	21.801424	20.25%	0
2018	21.163876	18.130220	-14.33%	0
2017	20.803266	21.163876	1.73%	0
2016	16.748777	20.803266	24.21%	0
2015	18.283258	16.748777	-8.39%	0
2014	18.898484	18.283258	-3.26%	0
2013	14.082710	18.898484	34.20%	0
2012	12.012655	14.082710	17.23%	0
2011	12.836431	12.012655	-6.42%	0
2010	10.735424	12.836431	19.57%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.923730	22.278079	24.29%	0
2018	20.997300	17.923730	-14.64%	0
2017	18.822467	20.997300	11.55%	0
2016	15.136320	18.822467	24.35%	0
2015	16.554215	15.136320	-8.57%	0
2014	16.722174	16.554215	-1.00%	0
2013	12.785354	16.722174	30.79%	0
2012	11.128458	12.785354	14.89%	0
2011	12.262647	11.128458	-9.25%	0
2010	10.611295	12.262647	15.56%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.607135	20.475441	23.29%	0
2018	18.875888	16.607135	-12.02%	0
2017	15.721719	18.875888	20.06%	0
2016	14.124829	15.721719	11.31%	0
2015	14.587252	14.124829	-3.17%	0
2014	13.666924	14.587252	6.73%	0
2013	9.856869	13.666924	38.65%	0
2012	9.007425	9.856869	9.43%	0
2011	9.365017	9.007425	-3.82%	0
2010	7.337753	9.365017	27.63%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.712364	23.270081	31.38%	0
2018	18.738431	17.712364	-5.48%	0
2017	14.680382	18.738431	27.64%	0
2016	13.763584	14.680382	6.66%	0
2015	13.299938	13.763584	3.49%	0
2014	11.764877	13.299938	13.05%	0
2013	9.349253	11.764877	25.84%	0
2012	8.608392	9.349253	8.61%	0
2011	9.171120	8.608392	-6.14%	0
2010	8.014375	9.171120	14.43%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.179722	23.048002	34.16%	0
2018	18.173062	17.179722	-5.47%	0
2017	14.546598	18.173062	24.93%	0
2016	14.498751	14.546598	0.33%	0
2015	14.074882	14.498751	3.01%	0
2014	13.230853	14.074882	6.38%	0
2013	9.624142	13.230853	37.48%	0
2012*	10.000000	9.624142	-3.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.659621	26.311428	33.83%	0
2018	20.853908	19.659621	-5.73%	0
2017	16.733815	20.853908	24.62%	0
2016	16.719791	16.733815	0.08%	0
2015	16.270747	16.719791	2.76%	0
2014	15.333365	16.270747	6.11%	0
2013	11.180748	15.333365	37.14%	0
2012	10.051210	11.180748	11.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	18.151652	22.964444	26.51%	0
2018	20.424276	18.151652	-11.13%	0
2017	18.395113	20.424276	11.03%	0
2016	17.005005	18.395113	8.17%	0
2015	18.395868	17.005005	-7.56%	0
2014	17.339646	18.395868	6.09%	0
2013	13.675401	17.339646	26.79%	0
2012	12.241506	13.675401	11.71%	0
2011	12.486004	12.241506	-1.96%	0
2010	11.617575	12.486004	7.48%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.800733	16.295765	18.08%	0
2018	15.547286	13.800733	-11.23%	0
2017	14.273013	15.547286	8.93%	0
2016	12.637276	14.273013	12.94%	0
2015	13.184487	12.637276	-4.15%	0
2014	12.326219	13.184487	6.96%	0
2013	10.037184	12.326219	22.81%	0
2012	9.088987	10.037184	10.43%	0
2011*	10.000000	9.088987	-9.11%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.269550	14.804828	20.66%	0
2018	13.328498	12.269550	-7.94%	0
2017	12.017674	13.328498	10.91%	0
2016	12.004866	12.017674	0.11%	0
2015	12.421268	12.004866	-3.35%	0
2014	11.046706	12.421268	12.44%	0
2013	10.963216	11.046706	0.76%	0
2012	8.723049	10.963216	25.68%	0
2011	9.510736	8.723049	-8.28%	0
2010	8.249921	9.510736	15.28%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.469531	26.607735	29.99%	0
2018	20.681206	20.469531	-1.02%	0
2017	18.200106	20.681206	13.63%	0
2016	20.953183	18.200106	-13.14%	0
2015	20.704173	20.953183	1.20%	0
2014	17.636182	20.704173	17.40%	0
2013	12.791585	17.636182	37.87%	0
2012	10.785780	12.791585	18.60%	0
2011	10.576502	10.785780	1.98%	0
2010	10.239292	10.576502	3.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.830006	25.011634	26.13%	0
2018	23.777329	19.830006	-16.60%	0
2017	19.703997	23.777329	20.67%	0
2016	20.175703	19.703997	-2.34%	0
2015	21.060067	20.175703	-4.20%	0
2014	21.397092	21.060067	-1.58%	0
2013	18.326808	21.397092	16.75%	0
2012	16.170825	18.326808	13.33%	0
2011	17.675048	16.170825	-8.51%	0
2010	15.963653	17.675048	10.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.987265	15.930414	22.66%	0
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	18.037636	24.099843	33.61%	0
2018	19.506612	18.037636	-7.53%	0
2017	15.676623	19.506612	24.43%	0
2016	16.339280	15.676623	-4.06%	0
2015	16.085736	16.339280	1.58%	0
2014	14.207981	16.085736	13.22%	0
2013	11.163166	14.207981	27.28%	0
2012	9.971932	11.163166	11.95%	0
2011	10.282834	9.971932	-3.02%	0
2010	9.579734	10.282834	7.34%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	17.473860	23.889493	36.72%	0
2018	18.968100	17.473860	-7.88%	0
2017	15.012050	18.968100	26.35%	0
2016	14.952952	15.012050	0.40%	0
2015	14.298021	14.952952	4.58%	0
2014	13.778030	14.298021	3.77%	0
2013	10.328209	13.778030	33.40%	0
2012	9.041629	10.328209	14.23%	0
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	6

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	19.412687	25.097495	29.28%	0
2018	22.795461	19.412687	-14.84%	0
2017	17.001744	22.795461	34.08%	0
2016	17.315951	17.001744	-1.81%	0
2015	16.981577	17.315951	1.97%	0
2014	16.922599	16.981577	0.35%	0
2013	13.550085	16.922599	24.89%	0
2012	11.390831	13.550085	18.96%	0
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.823451	10.677951	8.70%	0
2018	10.475452	9.823451	-6.22%	0
2017	10.047532	10.475452	4.26%	0
2016	9.613540	10.047532	4.51%	0
2015	10.026406	9.613540	-4.12%	0
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.502145	10.671991	25.52%	0
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	17.054938	22.098436	29.57%	0
2018	18.875792	17.054938	-9.65%	0
2017	16.457374	18.875792	14.70%	0
2016	15.029232	16.457374	9.50%	66
2015	14.826829	15.029232	1.37%	72
2014	13.652686	14.826829	8.60%	77
2013	10.561278	13.652686	29.27%	84
2012	9.212066	10.561278	14.65%	89
2011	9.391466	9.212066	-1.91%	96
2010	8.245107	9.391466	13.90%	133

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	17.049766	21.153352	24.07%	0
2018	19.383027	17.049766	-12.04%	0
2017	17.307247	19.383027	11.99%	0
2016	14.943665	17.307247	15.82%	0
2015	16.188107	14.943665	-7.69%	0
2014	14.742344	16.188107	9.81%	0
2013	10.656707	14.742344	38.34%	0
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.508721	29.279246	19.46%	0
2018	26.423342	24.508721	-7.25%	0
2017	22.772361	26.423342	16.03%	0
2016	23.824079	22.772361	-4.41%	0
2015	26.497225	23.824079	-10.09%	0
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	36
2012	19.867525	23.226486	16.91%	36
2011	21.824273	19.867525	-8.97%	36
2010	20.470767	21.824273	6.61%	36
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.706954	26.950427	9.08%	0
2018	25.732348	24.706954	-3.98%	0
2017	24.587225	25.732348	4.66%	0
2016	21.570456	24.587225	13.99%	0
2015	23.518142	21.570456	-8.28%	0
2014	23.525531	23.518142	-0.03%	0
2013	21.702460	23.525531	8.40%	0
2012	18.647619	21.702460	16.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.577170	35.964358	35.32%	0
2018	27.110710	26.577170	-1.97%	0
2017	21.776974	27.110710	24.49%	0
2016	20.918305	21.776974	4.10%	0
2015	22.631646	20.918305	-7.57%	0
2014	21.386957	22.631646	5.82%	0
2013	16.778015	21.386957	27.47%	0
2012	15.061395	16.778015	11.40%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.595957	10.287002	7.20%	0
2018	9.910330	9.595957	-3.17%	0
2017	9.774035	9.910330	1.39%	0
2016	9.746276	9.774035	0.28%	0
2015*	10.000000	9.746276	-2.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	19.156383	25.717888	34.25%	300
2018	19.199541	19.156383	-0.22%	300
2017	15.054444	19.199541	27.53%	300
2016	15.052817	15.054444	0.01%	326
2015	13.707977	15.052817	9.81%	329
2014	12.882597	13.707977	6.41%	331
2013	10.033153	12.882597	28.40%	333
2012	8.257715	10.033153	21.50%	335
2011	9.045235	8.257715	-8.71%	338
2010	8.659259	9.045235	4.46%	364
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.218890	15.938553	42.07%	651
2018	11.334400	11.218890	-1.02%	651
2017	7.972416	11.334400	42.17%	651
2016	7.137696	7.972416	11.69%	684
2015	6.952927	7.137696	2.66%	687
2014	6.481689	6.952927	7.27%	690
2013	4.880066	6.481689	32.82%	693
2012	4.175270	4.880066	16.88%	695
2011	4.659393	4.175270	-10.39%	153
2010	3.818065	4.659393	22.04%	169
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	10.050288	12.492473	24.30%	0
2018	12.073679	10.050288	-16.76%	0
2017	9.408482	12.073679	28.33%	0
2016	10.279749	9.408482	-8.48%	27
2015	11.490653	10.279749	-10.54%	29
2014	13.325951	11.490653	-13.77%	31
2013	11.886427	13.325951	12.11%	34
2012	10.706082	11.886427	11.02%	36
2011	16.129149	10.706082	-33.62%	39
2010	13.151115	16.129149	22.64%	41
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	24.831403	30.878607	24.35%	0
2018	28.713866	24.831403	-13.52%	0
2017	25.727072	28.713866	11.61%	0
2016	22.864003	25.727072	12.52%	0
2015	23.942627	22.864003	-4.51%	0
2014	21.203104	23.942627	12.92%	0
2013	16.336632	21.203104	29.79%	0
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.764691	10.158045	15.90%	0
2018	10.971456	8.764691	-20.11%	0
2017	8.748764	10.971456	25.41%	0
2016	7.383412	8.748764	18.49%	0
2015	9.414777	7.383412	-21.58%	0
2014*	10.000000	9.414777	-5.85%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.827214	10.451261	6.35%	0
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	23.570876	32.667227	38.59%	0
2018	24.449963	23.570876	-3.60%	0
2017	19.727390	24.449963	23.94%	0
2016	18.482191	19.727390	6.74%	0
2015	19.253328	18.482191	-4.01%	0
2014	21.216401	19.253328	-9.25%	0
2013	15.314613	21.216401	38.54%	0
2012	12.913310	15.314613	18.60%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.578429	28.684898	27.05%	0
2018	25.677718	22.578429	-12.07%	0
2017	22.304100	25.677718	15.13%	0
2016	19.982137	22.304100	11.62%	0
2015	20.561208	19.982137	-2.82%	0
2014	19.019025	20.561208	8.11%	0
2013	14.297758	19.019025	33.02%	0
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.813808	8.14%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.061295	21.030780	23.27%	0
2018	19.267328	17.061295	-11.45%	0
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.671838	13.783618	8.77%	0
2018	13.003316	12.671838	-2.55%	0
2017	12.475596	13.003316	4.23%	0
2016	11.984181	12.475596	4.10%	0
2015	12.296354	11.984181	-2.54%	0
2014	11.621605	12.296354	5.81%	0
2013	11.884369	11.621605	-2.21%	0
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.233008	35.006399	12.08%	21
2018	34.217919	31.233008	-8.72%	21
2017	31.791743	34.217919	7.63%	21
2016	29.311942	31.791743	8.46%	21
2015	30.216860	29.311942	-2.99%	21
2014	29.926054	30.216860	0.97%	21
2013	33.430958	29.926054	-10.48%	21
2012	28.890764	33.430958	15.72%	21
2011	27.513796	28.890764	5.00%	21
2010	25.556048	27.513796	7.66%	21
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.217713	11.562530	25.44%	0
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.327586	17.708421	15.53%	0
2018	16.713201	15.327586	-8.29%	0
2017	14.672386	16.713201	13.91%	0
2016	14.165781	14.672386	3.58%	0
2015	15.426799	14.165781	-8.17%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.069437	20.764207	21.65%	0
2018	18.748385	17.069437	-8.96%	0
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.619676	18.507430	18.49%	0
2018	16.758340	15.619676	-6.79%	0
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	332
2011	9.946387	9.848461	-0.98%	347
2010	9.051196	9.946387	9.89%	363
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.822910	11.571064	6.91%	0
2018	11.153402	10.822910	-2.96%	0
2017	11.015051	11.153402	1.26%	0
2016	10.937894	11.015051	0.71%	0
2015	11.175554	10.937894	-2.13%	0
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	317
2011	10.631394	11.026950	3.72%	331
2010	10.224777	10.631394	3.98%	347
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.273034	22.838156	32.22%	0
2018	19.441436	17.273034	-11.15%	0
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	416
2011	10.964407	9.755085	-11.03%	434
2010	10.041819	10.964407	9.19%	455
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.223136	24.569280	27.81%	0
2018	19.727080	19.223136	-2.55%	0
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	448
2011	9.703303	9.073017	-6.50%	468
2010	8.368558	9.703303	15.95%	490

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.958532	19.673601	23.28%	0
2018	16.632829	15.958532	-4.05%	0
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	758
2011	8.282008	7.943317	-4.09%	791
2010	7.607377	8.282008	8.87%	829
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.450938	17.618075	7.09%	30
2018	17.174069	16.450938	-4.21%	30
2017	16.463380	17.174069	4.32%	30
2016	15.445772	16.463380	6.59%	30
2015	16.213571	15.445772	-4.74%	30
2014	15.909705	16.213571	1.91%	30
2013	16.402290	15.909705	-3.00%	30
2012	14.895990	16.402290	10.11%	30
2011	14.385650	14.895990	3.55%	30
2010	13.260251	14.385650	8.49%	30
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	15.571667	19.447896	24.89%	0
2018	17.117061	15.571667	-9.03%	0
2017	14.786546	17.117061	15.76%	0
2016	12.785218	14.786546	15.65%	0
2015	13.909015	12.785218	-8.08%	0
2014	12.987672	13.909015	7.09%	0
2013	9.760448	12.987672	33.06%	0
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.484070	11.821979	12.76%	0
2018	11.677504	10.484070	-10.22%	0
2017	10.050325	11.677504	16.19%	0
2016*	10.000000	10.050325	0.50%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.053642	10.512173	4.56%	0
2018*	10.000000	10.053642	0.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.624034	20.963376	12.56%	0
2018	19.573785	18.624034	-4.85%	0
2017	18.688996	19.573785	4.73%	0
2016	16.687564	18.688996	11.99%	0
2015	17.466214	16.687564	-4.46%	0
2014	17.361709	17.466214	0.60%	0
2013	16.528976	17.361709	5.04%	0
2012	14.708749	16.528976	12.38%	0
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.811866	19.865822	25.64%	0
2018	16.926569	15.811866	-6.59%	0
2017	13.818777	16.926569	22.49%	0
2016	12.399098	13.818777	11.45%	0
2015	12.777207	12.399098	-2.96%	0
2014	12.218329	12.777207	4.57%	0
2013	8.660031	12.218329	41.09%	0
2012	7.549156	8.660031	14.72%	0
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.506554	15.714877	25.65%	0
2018	13.422316	12.506554	-6.82%	0
2017	10.966224	13.422316	22.40%	0
2016*	10.000000	10.966224	9.66%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.638828	21.733618	30.62%	0
2018	20.304732	16.638828	-18.05%	0
2017	16.455629	20.304732	23.39%	0
2016	17.137099	16.455629	-3.98%	0
2015	17.555326	17.137099	-2.38%	0
2014	18.077635	17.555326	-2.89%	0
2013	15.183948	18.077635	19.06%	0
2012	13.353178	15.183948	13.71%	0
2011	15.010666	13.353178	-11.04%	0
2010	13.405909	15.010666	11.97%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	17.230762	21.857259	26.85%	0
2018	17.566951	17.230762	-1.91%	0
2017	14.856958	17.566951	18.24%	0
2016	13.595481	14.856958	9.28%	0
2015	13.730381	13.595481	-0.98%	0
2014	12.480230	13.730381	10.02%	0
2013	9.703782	12.480230	28.61%	0
2012	8.661036	9.703782	12.04%	0
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.000043	15.808750	21.61%	0
2018	14.848907	13.000043	-12.45%	0
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.447796	14.187008	13.97%	0
2018	13.533921	12.447796	-8.03%	0
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.952747	15.278544	17.96%	0
2018	14.378322	12.952747	-9.91%	0
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.444609	12.425180	8.57%	0
2018	11.979599	11.444609	-4.47%	0
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.799545	12.061972	11.69%	0
2018	11.840201	10.799545	-8.79%	0
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.082924	12.548361	13.22%	0
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.753144	14.780883	15.90%	0
2018	13.993201	12.753144	-8.86%	0
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.951243	15.529688	19.91%	0
2018	14.590109	12.951243	-11.23%	0
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.208288	13.689161	12.13%	0
2018	13.068559	12.208288	-6.58%	0
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.371443	14.755301	10.35%	0
2018	16.168759	13.371443	-17.30%	0
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.147344	12.982285	6.87%	0
2018	12.436047	12.147344	-2.32%	0
2017	12.142354	12.436047	2.42%	0
2016	11.748766	12.142354	3.35%	0
2015	12.063204	11.748766	-2.61%	0
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.496599	13.435295	7.51%	0
2018	12.927883	12.496599	-3.34%	0
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.173686	11.953139	17.49%	0
2018	11.548149	10.173686	-11.90%	0
2017	9.985286	11.548149	15.65%	0
2016	9.137601	9.985286	9.28%	0
2015*	10.000000	9.137601	-8.62%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.059137	11.596257	15.28%	0
2018	11.124871	10.059137	-9.58%	0
2017	9.961781	11.124871	11.68%	0
2016	9.335532	9.961781	6.71%	0
2015*	10.000000	9.335532	-6.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	19.079677	23.011962	20.61%	0
2018	23.553888	19.079677	-19.00%	0
2017	16.966723	23.553888	38.82%	0
2016	16.055409	16.966723	5.68%	0
2015	19.483080	16.055409	-17.59%	0
2014	21.017891	19.483080	-7.30%	0
2013	21.266429	21.017891	-1.17%	0
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.379803	14.991126	4.25%	57
2018	14.666893	14.379803	-1.96%	57
2017	14.644923	14.666893	0.15%	57
2016	14.817881	14.644923	-1.17%	57
2015	15.121340	14.817881	-2.01%	57
2014	14.740682	15.121340	2.58%	57
2013	15.661367	14.740682	-5.88%	57
2012	15.491896	15.661367	1.09%	57
2011	14.722918	15.491896	5.22%	57
2010	14.323144	14.722918	2.79%	57

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.337549	9.323317	-0.15%	216
2018	9.388827	9.337549	-0.55%	216
2017	9.530001	9.388827	-1.48%	216
2016	9.713326	9.530001	-1.89%	216
2015	9.901453	9.713326	-1.90%	216
2014	10.093224	9.901453	-1.90%	216
2013	10.288708	10.093224	-1.90%	216
2012	10.488538	10.288708	-1.91%	216
2011	10.691108	10.488538	-1.89%	216
2010	10.898159	10.691108	-1.90%	216
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.434224	14.530374	16.86%	0
2018	14.831830	12.434224	-16.17%	0
2017	11.861746	14.831830	25.04%	0
2016	11.986695	11.861746	-1.04%	0
2015	12.604219	11.986695	-4.90%	0
2014	12.906236	12.604219	-2.34%	0
2013	11.165081	12.906236	15.59%	0
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.159595	10.890703	18.90%	0
2018	10.874217	9.159595	-15.77%	0
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.390573	23.536557	21.38%	0
2018	21.688842	19.390573	-10.60%	0
2017	18.667337	21.688842	16.19%	0
2016	17.382149	18.667337	7.39%	0
2015	17.897470	17.382149	-2.88%	0
2014	17.377763	17.897470	2.99%	0
2013	13.921060	17.377763	24.83%	0
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.598530	17.649725	13.15%	0
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.273463	21.500898	17.66%	0
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.163149	14.144063	7.45%	0
2018	13.665951	13.163149	-3.68%	0
2017	13.180866	13.665951	3.68%	0
2016	12.886023	13.180866	2.29%	0
2015	13.100919	12.886023	-1.64%	0
2014	12.854567	13.100919	1.92%	0
2013	12.499580	12.854567	2.84%	0
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.878445	12.058922	10.85%	0
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.168512	12.626982	13.06%	0
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.885599	19.504234	15.51%	0
2018	18.251174	16.885599	-7.48%	0
2017	16.474039	18.251174	10.79%	0
2016	15.672722	16.474039	5.11%	0
2015	16.029934	15.672722	-2.23%	0
2014	15.535480	16.029934	3.18%	0
2013	13.578543	15.535480	14.41%	0
2012	12.491556	13.578543	8.70%	0
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.526337	22.141503	19.51%	0
2018	20.468790	18.526337	-9.49%	0
2017	17.881620	20.468790	14.47%	0
2016	16.801922	17.881620	6.43%	0
2015	17.253281	16.801922	-2.62%	0
2014	16.756806	17.253281	2.96%	0
2013	13.957831	16.756806	20.05%	0
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	529
2010	11.768230	13.026476	10.69%	529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.246154	16.973106	11.33%	0
2018	16.145651	15.246154	-5.57%	0
2017	15.069371	16.145651	7.14%	0
2016	14.531676	15.069371	3.70%	0
2015	14.817665	14.531676	-1.93%	0
2014	14.421168	14.817665	2.75%	0
2013	13.304176	14.421168	8.40%	0
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.431008	4.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.730615	7.31%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.435098	22.325647	28.05%	102
2018	18.339024	17.435098	-4.93%	102
2017	14.356716	18.339024	27.74%	102
2016	14.320405	14.356716	0.25%	102
2015	14.113074	14.320405	1.47%	102
2014	13.026934	14.113074	8.34%	102
2013	9.855288	13.026934	32.18%	102
2012	8.634450	9.855288	14.14%	102
2011	9.064773	8.634450	-4.75%	102
2010	7.999467	9.064773	13.32%	102
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.903473	12.725419	16.71%	0
2018	11.678821	10.903473	-6.64%	0
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.236540	14.642896	19.67%	0
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.887906	37.649160	35.00%	321
2018	28.797698	27.887906	-3.16%	330
2017	23.056341	28.797698	24.90%	338
2016	22.677892	23.056341	1.67%	398
2015	21.996817	22.677892	3.10%	396
2014	20.609271	21.996817	6.73%	407
2013	15.367757	20.609271	34.11%	411
2012	13.199645	15.367757	16.43%	417
2011	13.762172	13.199645	-4.09%	426
2010	12.893924	13.762172	6.73%	437
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.161428	28.845688	24.54%	68
2018	26.047735	23.161428	-11.08%	68
2017	24.431215	26.047735	6.62%	68
2016	20.676952	24.431215	18.16%	68
2015	22.018895	20.676952	-6.09%	68
2014	19.842280	22.018895	10.97%	68
2013	15.334773	19.842280	29.39%	68
2012	13.633442	15.334773	12.48%	68
2011	13.807665	13.633442	-1.26%	68
2010	12.404726	13.807665	11.31%	82

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.709647	42.784579	23.26%	805
2018	39.931829	34.709647	-13.08%	774
2017	35.155631	39.931829	13.59%	743
2016	29.790265	35.155631	18.01%	708
2015	31.156853	29.790265	-4.39%	726
2014	29.025953	31.156853	7.34%	716
2013	22.238454	29.025953	30.52%	693
2012	19.298173	22.238454	15.24%	701
2011	20.184783	19.298173	-4.39%	884
2010	16.303540	20.184783	23.81%	879
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.463404	9.676608	14.33%	0
2018	10.415936	8.463404	-18.75%	0
2017	8.637002	10.415936	20.60%	0
2016	8.366637	8.637002	3.23%	0
2015	8.988911	8.366637	-6.92%	0
2014*	10.000000	8.988911	-10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.873742	20.758094	23.02%	141
2018	19.456555	16.873742	-13.27%	141
2017	17.315061	19.456555	12.37%	141
2016	15.169279	17.315061	14.15%	141
2015	15.966244	15.169279	-4.99%	141
2014	14.726526	15.966244	8.42%	141
2013	11.083684	14.726526	32.87%	141
2012	9.590721	11.083684	15.57%	141
2011	10.381386	9.590721	-7.62%	141
2010*	10.000000	10.381386	3.81%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.809667	16.947475	22.72%	0
2018	15.961103	13.809667	-13.48%	0
2017	14.226184	15.961103	12.20%	0
2016	12.495891	14.226184	13.85%	0
2015	13.191264	12.495891	-5.27%	0
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.511046	21.274740	21.49%	57
2018	20.556511	17.511046	-14.82%	57
2017	18.406237	20.556511	11.68%	57
2016	15.954663	18.406237	15.37%	57
2015	16.746957	15.954663	-4.73%	57
2014	14.588339	16.746957	14.80%	57
2013	10.960352	14.588339	33.10%	57
2012	9.603374	10.960352	14.13%	57
2011	10.021648	9.603374	-4.17%	57
2010	8.539166	10.021648	17.36%	57
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	23.494510	31.279254	33.13%	0
2018	26.018148	23.494510	-9.70%	0
2017	21.229077	26.018148	22.56%	0
2016	19.979800	21.229077	6.25%	0
2015	20.213965	19.979800	-1.16%	0
2014	20.042007	20.213965	0.86%	0
2013	14.158903	20.042007	41.55%	0
2012	12.723961	14.158903	11.28%	0
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	6
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	34.855830	40.690631	16.74%	51
2018	42.789272	34.855830	-18.54%	51
2017	39.991101	42.789272	7.00%	51
2016	32.369162	39.991101	23.55%	51
2015	35.110753	32.369162	-7.81%	51
2014	33.442415	35.110753	4.99%	51
2013	24.280315	33.442415	37.73%	51
2012	20.550067	24.280315	18.15%	51
2011	22.066208	20.550067	-6.87%	51
2010	17.766470	22.066208	24.20%	51
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	34.379415	42.376425	23.26%	0
2018	40.117907	34.379415	-14.30%	0
2017	36.032683	40.117907	11.34%	0
2016	29.901346	36.032683	20.51%	0
2015	30.987250	29.901346	-3.50%	0
2014	31.332075	30.987250	-1.10%	0
2013	22.666394	31.332075	38.23%	0
2012	20.005094	22.666394	13.30%	0
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	3

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.632170	20.559631	23.61%	0
2018	17.998413	16.632170	-7.59%	0
2017	15.466333	17.998413	16.37%	0
2016	14.317292	15.466333	8.03%	0
2015	14.642017	14.317292	-2.22%	0
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.343130	17.108495	28.22%	148
2018	14.158444	13.343130	-5.76%	148
2017	13.551397	14.158444	4.48%	148
2016	12.867480	13.551397	5.32%	148
2015	13.859212	12.867480	-7.16%	148
2014	10.961311	13.859212	26.44%	148
2013	10.843418	10.961311	1.09%	148
2012	9.546776	10.843418	13.58%	148
2011	9.137267	9.546776	4.48%	148
2010	7.154609	9.137267	27.71%	148
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.521538	19.922532	28.35%	0
2018	16.634560	15.521538	-6.69%	0
2017	13.987068	16.634560	18.93%	0
2016	12.798644	13.987068	9.29%	0
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.810205	10.017159	2.11%	0
2018	9.919881	9.810205	-1.11%	0
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.839448	16.965244	22.59%	0
2018	15.914330	13.839448	-13.04%	0
2017	14.206955	15.914330	12.02%	0
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.594102	22.343406	34.65%	285
2018	18.161699	16.594102	-8.63%	285
2017	14.492452	18.161699	25.32%	285
2016	13.875269	14.492452	4.45%	315
2015	14.170266	13.875269	-2.08%	318
2014	13.884518	14.170266	2.06%	320
2013	10.186244	13.884518	36.31%	323
2012	9.037104	10.186244	12.72%	325
2011	9.618619	9.037104	-6.05%	329
2010	7.731295	9.618619	24.41%	400
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.954799	14.237318	29.96%	0
2018	11.952081	10.954799	-8.34%	0
2017	9.780484	11.952081	22.20%	0
2016	9.571073	9.780484	2.19%	0
2015*	10.000000	9.571073	-4.29%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.463051	9.625515	1.72%	0
2018	9.549847	9.463051	-0.91%	0
2017	9.648318	9.549847	-1.02%	0
2016	9.716208	9.648318	-0.70%	0
2015	9.886220	9.716208	-1.72%	0
2014	10.016594	9.886220	-1.30%	0
2013	10.148002	10.016594	-1.29%	0
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.911105	27.058789	23.49%	0
2018	23.694694	21.911105	-7.53%	0
2017	20.393752	23.694694	16.19%	0
2016	18.921578	20.393752	7.78%	0
2015	19.377902	18.921578	-2.35%	0
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.424747	11.427678	9.62%	0
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.333748	11.622788	12.47%	0
2018	11.069136	10.333748	-6.64%	0
2017	10.277745	11.069136	7.70%	0
2016	9.253570	10.277745	11.07%	0
2015	9.661305	9.253570	-4.22%	0
2014*	10.000000	9.661305	-3.39%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.809035	11.337182	4.89%	0
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.677514	10.885643	1.95%	0
2018	10.859710	10.677514	-1.68%	0
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	248
2013	11.568009	11.321857	-2.13%	248
2012	11.151424	11.568009	3.74%	248
2011	11.253389	11.151424	-0.91%	248
2010	10.905794	11.253389	3.19%	248

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.446453	13.239888	6.37%	0
2018	12.976006	12.446453	-4.08%	0
2017	12.759386	12.976006	1.70%	0
2016	12.364502	12.759386	3.19%	0
2015	12.954358	12.364502	-4.55%	0
2014	12.809293	12.954358	1.13%	0
2013	14.383125	12.809293	-10.94%	0
2012	13.482135	14.383125	6.68%	0
2011	12.306518	13.482135	9.55%	0
2010	11.603644	12.306518	6.06%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.058939	10.133874	0.74%	0
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.413125	15.320610	6.30%	0
2018	14.772956	14.413125	-2.44%	0
2017	14.351952	14.772956	2.93%	0
2016	14.246535	14.351952	0.74%	0
2015	14.459495	14.246535	-1.47%	0
2014	14.135817	14.459495	2.29%	0
2013	14.697017	14.135817	-3.82%	0
2012	13.670063	14.697017	7.51%	0
2011	13.449285	13.670063	1.64%	0
2010	12.680917	13.449285	6.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.433198	11.079075	6.19%	0
2018	10.704355	10.433198	-2.53%	0
2017	10.409667	10.704355	2.83%	0
2016	10.343507	10.409667	0.64%	0
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.650213	11.848086	22.78%	0
2018	12.163098	9.650213	-20.66%	0
2017	9.794505	12.163098	24.18%	0
2016*	10.000000	9.794505	-2.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.674227	13.691486	17.28%	0
2018	13.085296	11.674227	-10.78%	0
2017	12.680545	13.085296	3.19%	0
2016	10.797097	12.680545	17.44%	0
2015	12.572610	10.797097	-14.12%	0
2014	13.291803	12.572610	-5.41%	0
2013	11.198899	13.291803	18.69%	0
2012	10.609484	11.198899	5.56%	0
2011	12.303549	10.609484	-13.77%	0
2010	9.650274	12.303549	27.49%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.172352	41.858897	26.19%	0
2018	33.531154	33.172352	-1.07%	0
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	30.046532	38.494115	28.12%	0
2018	40.034969	30.046532	-24.95%	0
2017	27.018631	40.034969	48.18%	0
2016	27.512230	27.018631	-1.79%	0
2015	32.608079	27.512230	-15.63%	0
2014	33.378280	32.608079	-2.31%	0
2013	30.373686	33.378280	9.89%	0
2012	23.853013	30.373686	27.34%	0
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.083718	5.562948	9.43%	0
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	18.936473	20.781568	9.74%	0
2018	26.917092	18.936473	-29.65%	0
2017	27.910865	26.917092	-3.56%	0
2016	19.796690	27.910865	40.99%	0
2015	30.322955	19.796690	-34.71%	0
2014	38.210651	30.322955	-20.64%	0
2013	35.238709	38.210651	8.43%	0
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.863847	21.239419	25.95%	0
2018	19.830341	16.863847	-14.96%	0
2017	15.984352	19.830341	24.06%	0
2016	15.682185	15.984352	1.93%	0
2015	16.499739	15.682185	-4.95%	0
2014	15.262584	16.499739	8.11%	0
2013	11.616684	15.262584	31.39%	0
2012	10.184291	11.616684	14.06%	0
2011	11.141859	10.184291	-8.59%	0
2010	10.109548	11.141859	10.21%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.750600	7.51%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.141662	34.461543	22.46%	0
2018	28.319212	28.141662	-0.63%	0
2017	22.935331	28.319212	23.47%	0
2016	21.697463	22.935331	5.71%	0
2015	22.774250	21.697463	-4.73%	0
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.322986	12.794259	12.99%	0
2018	12.465354	11.322986	-9.16%	0
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.404507	31.042275	17.56%	541
2018	31.796190	26.404507	-16.96%	576
2017	28.734303	31.796190	10.66%	650
2016	23.482260	28.734303	22.37%	672
2015	25.395362	23.482260	-7.53%	826
2014	23.773638	25.395362	6.82%	923
2013	17.616266	23.773638	34.95%	1,057
2012	15.166319	17.616266	16.15%	1,286
2011	16.926866	15.166319	-10.40%	14,911
2010	13.637148	16.926866	24.12%	16,713
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.026084	12.841325	6.78%	0
2018	12.622379	12.026084	-4.72%	0
2017	12.416806	12.622379	1.66%	0
2016	12.130833	12.416806	2.36%	0
2015	12.685217	12.130833	-4.37%	0
2014	12.524237	12.685217	1.29%	0
2013	13.956811	12.524237	-10.26%	0
2012	13.255986	13.956811	5.29%	243
2011	12.097934	13.255986	9.57%	0
2010	11.737624	12.097934	3.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	16.941429	20.589389	21.53%	5,315
2018	18.554560	16.941429	-8.69%	10,149
2017	15.705017	18.554560	18.14%	11,567
2016	14.113430	15.705017	11.28%	12,770
2015	15.251362	14.113430	-7.46%	14,297
2014	13.825928	15.251362	10.31%	31,793
2013	10.381813	13.825928	33.17%	379
2012	9.228119	10.381813	12.50%	38,392
2011	9.127209	9.228119	1.11%	73
2010	8.154938	9.127209	11.92%	2,914

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.882016	16.220649	25.92%	0
2018	15.498898	12.882016	-16.88%	0
2017	12.046720	15.498898	28.66%	0
2016	13.000482	12.046720	-7.34%	0
2015	13.159290	13.000482	-1.21%	0
2014	14.203193	13.159290	-7.35%	0
2013	11.833533	14.203193	20.02%	0
2012	9.961385	11.833533	18.79%	0
2011	11.550144	9.961385	-13.76%	0
2010	10.397476	11.550144	11.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.535699	26.004830	26.63%	0
2018	24.031145	20.535699	-14.55%	0
2017	21.941709	24.031145	9.52%	0
2016	18.213956	21.941709	20.47%	0
2015	18.846257	18.213956	-3.36%	206
2014	16.509614	18.846257	14.15%	206
2013	12.940655	16.509614	27.58%	9,234
2012	11.346034	12.940655	14.05%	0
2011	11.652049	11.346034	-2.63%	18,017
2010	9.964975	11.652049	16.93%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	24.034321	29.936577	24.56%	0
2018	26.984368	24.034321	-10.93%	0
2017	25.305805	26.984368	6.63%	0
2016	21.420637	25.305805	18.14%	0
2015	22.729575	21.420637	-5.76%	0
2014	20.500133	22.729575	10.88%	0
2013	15.871974	20.500133	29.16%	0
2012	14.128973	15.871974	12.34%	0
2011	14.264679	14.128973	-0.95%	0
2010	12.826477	14.264679	11.21%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.151388	11.432750	12.62%	0
2018	10.662380	10.151388	-4.79%	0
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.650739	10.328104	7.02%	0
2018	9.915255	9.650739	-2.67%	0
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.473830	14.339524	24.98%	0
2018	12.640824	11.473830	-9.23%	0
2017	11.066538	12.640824	14.23%	0
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.747288	17.027143	15.46%	1,965
2018	16.275779	14.747288	-9.39%	2,250
2017	14.597450	16.275779	11.50%	2,468
2016	14.341252	14.597450	1.79%	2,607
2015	14.774408	14.341252	-2.93%	2,788
2014	14.782617	14.774408	-0.06%	3,067
2013	13.176970	14.782617	12.19%	3,293
2012	12.221543	13.176970	7.82%	3,451
2011	12.934953	12.221543	-5.52%	11,831
2010	12.018891	12.934953	7.62%	41,434
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.915013	12.827096	17.52%	5,058
2018	13.204650	10.915013	-17.34%	8,468
2017	11.705856	13.204650	12.80%	8,930
2016	10.362670	11.705856	12.96%	9,795
2015	10.841571	10.362670	-4.42%	10,301
2014*	10.000000	10.841571	8.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	26.599043	31.873585	19.83%	0
2018	29.806479	26.599043	-10.76%	0
2017	27.043268	29.806479	10.22%	0
2016	21.935993	27.043268	23.28%	64
2015	22.905896	21.935993	-4.23%	0
2014	22.223293	22.905896	3.07%	0
2013	16.107035	22.223293	37.97%	5,264
2012	14.193740	16.107035	13.48%	10,919
2011	14.394447	14.193740	-1.39%	315
2010	11.667168	14.394447	23.38%	315
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.468611	22.375983	28.09%	4,213
2018	18.684116	17.468611	-6.51%	9,221
2017	15.677641	18.684116	19.18%	10,607
2016	14.312919	15.677641	9.53%	11,999
2015	14.437729	14.312919	-0.86%	13,219
2014	12.982068	14.437729	11.21%	181
2013	10.028284	12.982068	29.45%	11,916
2012	8.837361	10.028284	13.48%	181
2011	8.846637	8.837361	-0.10%	181
2010	7.856656	8.846637	12.60%	181

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.300322	17.521739	31.74%	0
2018	14.191054	13.300322	-6.28%	0
2017	12.548297	14.191054	13.09%	0
2016	11.594406	12.548297	8.23%	0
2015	12.215259	11.594406	-5.08%	0
2014	10.980950	12.215259	11.24%	0
2013	8.336222	10.980950	31.73%	0
2012	7.593133	8.336222	9.79%	0
2011	7.674656	7.593133	-1.06%	0
2010	6.817143	7.674656	12.58%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	17.039432	22.688448	33.15%	0
2018	18.658840	17.039432	-8.68%	0
2017	14.944109	18.658840	24.86%	0
2016	14.124101	14.944109	5.81%	0
2015	14.769597	14.124101	-4.37%	0
2014	13.935694	14.769597	5.98%	0
2013	11.736028	13.935694	18.74%	12,967
2012	10.839382	11.736028	8.27%	38,870
2011	10.140574	10.839382	6.89%	0
2010	8.968367	10.140574	13.07%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.470526	19.666450	19.40%	0
2018	20.760750	16.470526	-20.67%	0
2017	16.981334	20.760750	22.26%	0
2016	14.792769	16.981334	14.79%	0
2015	15.438510	14.792769	-4.18%	0
2014	15.498509	15.438510	-0.39%	0
2013	10.640615	15.498509	45.65%	0
2012	9.001653	10.640615	18.21%	0
2011	10.655822	9.001653	-15.52%	0
2010	8.286338	10.655822	28.60%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.565016	10.928093	14.25%	0
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.269039	16.616725	25.23%	0
2018	16.295690	13.269039	-18.57%	0
2017	14.870368	16.295690	9.58%	0
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	7,826
2013*	10.000000	12.180737	21.81%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.167816	10.675263	4.99%	0
2018	10.380074	10.167816	-2.04%	0
2017	10.233654	10.380074	1.43%	0
2016	9.579642	10.233654	6.83%	0
2015	9.868071	9.579642	-2.92%	0
2014*	10.000000	9.868071	-1.32%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	16.087816	17.263779	7.31%	94
2018	16.507423	16.087816	-2.54%	94
2017	16.181774	16.507423	2.01%	94
2016	15.894843	16.181774	1.81%	94
2015	16.250537	15.894843	-2.19%	94
2014	15.968031	16.250537	1.77%	7,294
2013	16.118786	15.968031	-0.94%	94
2012	14.983447	16.118786	7.58%	399
2011	14.941082	14.983447	0.28%	179
2010	14.043815	14.941082	6.39%	179
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.208629	10.398242	26.67%	0
2018*	10.000000	8.208629	-17.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.107189	16.045163	13.74%	102
2018	15.005221	14.107189	-5.98%	110
2017	13.543316	15.005221	10.79%	117
2016	13.119525	13.543316	3.23%	123
2015	13.422313	13.119525	-2.26%	128
2014	13.118660	13.422313	2.31%	140
2013	11.799282	13.118660	11.18%	149
2012	10.775348	11.799282	9.50%	0
2011	11.020494	10.775348	-2.22%	0
2010	9.969703	11.020494	10.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.222351	16.735310	17.67%	0
2018	15.429061	14.222351	-7.82%	0
2017	13.509796	15.429061	14.21%	0
2016	12.992634	13.509796	3.98%	0
2015	13.299781	12.992634	-2.31%	0
2014	12.959802	13.299781	2.62%	0
2013	11.398814	12.959802	13.69%	0
2012	10.271433	11.398814	10.98%	4,691
2011	10.594428	10.271433	-3.05%	4,691
2010	9.434977	10.594428	12.29%	4,691

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.726483	17.958822	21.95%	0
2018	16.306787	14.726483	-9.69%	0
2017	13.764602	16.306787	18.47%	0
2016	13.178335	13.764602	4.45%	0
2015	13.485745	13.178335	-2.28%	0
2014	13.116325	13.485745	2.82%	0
2013	11.010215	13.116325	19.13%	0
2012	9.724152	11.010215	13.23%	0
2011	10.191951	9.724152	-4.59%	0
2010	8.960789	10.191951	13.74%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.082677	13.487098	21.70%	0
2018	11.829705	11.082677	-6.31%	0
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	24.334323	31.363636	28.89%	0
2018	26.543026	24.334323	-8.32%	0
2017	22.231119	26.543026	19.40%	0
2016	21.009737	22.231119	5.81%	0
2015	21.308735	21.009737	-1.40%	0
2014	19.435839	21.308735	9.64%	0
2013	15.114644	19.435839	28.59%	0
2012	13.254352	15.114644	14.04%	0
2011	13.883533	13.254352	-4.53%	0
2010	12.090842	13.883533	14.83%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.994420	33.458846	28.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.160644	7.710793	7.68%	2,408
2018	9.708533	7.160644	-26.24%	2,134
2017	10.183696	9.708533	-4.67%	2,356
2016	7.779172	10.183696	30.91%	2,257
2015	10.011524	7.779172	-22.30%	3,352
2014	11.705128	10.011524	-14.47%	2,177
2013	9.616003	11.705128	21.73%	2,176
2012	9.364355	9.616003	2.69%	2,588
2011	10.074056	9.364355	-7.04%	25,283
2010	8.622442	10.074056	16.84%	28,815

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.781446	20.950353	24.84%	126
2018	18.686938	16.781446	-10.20%	126
2017	16.894229	18.686938	10.61%	126
2016	14.613073	16.894229	15.61%	126
2015	15.539052	14.613073	-5.96%	126
2014	14.586805	15.539052	6.53%	126
2013	11.621368	14.586805	25.52%	301
2012	10.114544	11.621368	14.90%	23,291
2011	10.227459	10.114544	-1.10%	11,339
2010	9.063242	10.227459	12.85%	3,606
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.414613	14.513925	27.15%	0
2018	12.821584	11.414613	-10.97%	0
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.897942	24.691123	37.96%	0
2018	16.249743	17.897942	10.14%	0
2017	12.330162	16.249743	31.79%	0
2016	12.543731	12.330162	-1.70%	0
2015	12.128392	12.543731	3.42%	0
2014	11.034111	12.128392	9.92%	0
2013	8.167794	11.034111	35.09%	0
2012	6.973359	8.167794	17.13%	0
2011	6.959986	6.973359	0.19%	0
2010	5.740416	6.959986	21.25%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	17.934012	23.595520	31.57%	0
2018	18.343265	17.934012	-2.23%	0
2017	13.856623	18.343265	32.38%	0
2016	14.031307	13.856623	-1.24%	0
2015	13.367587	14.031307	4.97%	0
2014	12.261575	13.367587	9.02%	17,697
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	25,503
2010	6.844546	8.325692	21.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.500759	15.212598	12.68%	48
2018	14.285108	13.500759	-5.49%	48
2017	13.606289	14.285108	4.99%	48
2016	12.132368	13.606289	12.15%	48
2015	12.856547	12.132368	-5.63%	48
2014	12.972834	12.856547	-0.90%	48
2013	12.496776	12.972834	3.81%	48
2012	11.161431	12.496776	11.96%	48
2011	10.952852	11.161431	1.90%	48
2010	9.817019	10.952852	11.57%	48
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.230128	14.215045	7.44%	3,464
2018	13.580563	13.230128	-2.58%	11,239
2017	13.296966	13.580563	2.13%	10,986
2016	12.960849	13.296966	2.59%	10,919
2015	13.312582	12.960849	-2.64%	11,603
2014	12.838589	13.312582	3.69%	0
2013	13.346125	12.838589	-3.80%	0
2012	12.869751	13.346125	3.70%	0
2011	12.242475	12.869751	5.12%	296
2010	11.595446	12.242475	5.58%	612
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.427378	19.867782	20.94%	987
2018	19.629816	16.427378	-16.31%	1,079
2017	16.585215	19.629816	18.36%	1,189
2016	15.086726	16.585215	9.93%	1,291
2015	15.621085	15.086726	-3.42%	1,444
2014	15.002198	15.621085	4.13%	1,627
2013	11.245121	15.002198	33.41%	1,825
2012	9.994968	11.245121	12.51%	2,356
2011	11.416972	9.994968	-12.46%	21,578
2010	9.047031	11.416972	26.20%	22,641
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.659917	15.848274	25.18%	106
2018	15.171492	12.659917	-16.55%	106
2017	11.892246	15.171492	27.57%	106
2016	12.782795	11.892246	-6.97%	106
2015	12.597351	12.782795	1.47%	106
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.313655	11.227791	20.55%	0
2018	10.155525	9.313655	-8.29%	0
2017*	10.000000	10.155525	1.56%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	20.060672	26.414565	31.67%	0
2018	24.751809	20.060672	-18.95%	0
2017	21.174754	24.751809	16.89%	0
2016	19.725045	21.174754	7.35%	0
2015	20.751300	19.725045	-4.95%	0
2014	19.836486	20.751300	4.61%	4,644
2013	15.509033	19.836486	27.90%	7,616
2012	12.445310	15.509033	24.62%	0
2011	13.924490	12.445310	-10.62%	0
2010	11.230235	13.924490	23.99%	91
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.027235	14.134678	17.52%	1,178
2018	13.577929	12.027235	-11.42%	1,327
2017	12.365894	13.577929	9.80%	1,503
2016	11.142483	12.365894	10.98%	1,783
2015	12.116992	11.142483	-8.04%	1,966
2014	12.015766	12.116992	0.84%	2,211
2013	9.901081	12.015766	21.36%	2,786
2012	8.755911	9.901081	13.08%	3,005
2011	9.069547	8.755911	-3.46%	3,295
2010	8.389555	9.069547	8.11%	35,303
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.903402	16.959475	13.80%	1,713
2018	15.885191	14.903402	-6.18%	1,916
2017	14.771344	15.885191	7.54%	2,228
2016	13.211539	14.771344	11.81%	2,325
2015	14.497013	13.211539	-8.87%	2,764
2014	14.132974	14.497013	2.58%	2,871
2013	12.650361	14.132974	11.72%	2,901
2012	11.453388	12.650361	10.45%	2,864
2011	11.408652	11.453388	0.39%	21,871
2010	10.326718	11.408652	10.48%	34,683
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.686720	19.433413	23.88%	0
2018	18.365434	15.686720	-14.59%	0
2017	16.926627	18.365434	8.50%	0
2016	13.259486	16.926627	27.66%	0
2015	14.601880	13.259486	-9.19%	0
2014	14.807784	14.601880	-1.39%	0
2013	11.085069	14.807784	33.58%	0
2012	9.549979	11.085069	16.07%	0
2011	10.120095	9.549979	-5.63%	0
2010	8.049431	10.120095	25.72%	5,174

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.600963	11.926944	24.23%	130
2018	11.630101	9.600963	-17.45%	130
2017	8.447148	11.630101	37.68%	130
2016	7.335223	8.447148	15.16%	130
2015	9.305402	7.335223	-21.17%	130
2014*	10.000000	9.305402	-6.95%	130
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.562022	16.111010	10.64%	0
2018	17.530054	14.562022	-16.93%	0
2017	15.277390	17.530054	14.75%	0
2016	14.494737	15.277390	5.40%	0
2015	15.778473	14.494737	-8.14%	0
2014	18.058384	15.778473	-12.63%	0
2013	14.940203	18.058384	20.87%	0
2012	12.848624	14.940203	16.28%	0
2011	14.632090	12.848624	-12.19%	0
2010	13.731612	14.632090	6.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.878355	8.692562	10.33%	2,094
2018	9.503533	7.878355	-17.10%	2,218
2017	8.305522	9.503533	14.42%	2,318
2016	7.903173	8.305522	5.09%	2,517
2015	8.620091	7.903173	-8.32%	2,627
2014*	10.000000	8.620091	-13.80%	2,704
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.415450	9.417681	0.02%	5,318
2018	9.421197	9.415450	-0.06%	5,421
2017	9.426518	9.421197	-0.06%	6,046
2016	9.339030	9.426518	0.94%	6,050
2015	9.953269	9.339030	-6.17%	6,142
2014*	10.000000	9.953269	-0.47%	6,858
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.352047	12.459315	9.75%	0
2018	12.103922	11.352047	-6.21%	0
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.332830	9.609599	2.97%	0
2018	10.028380	9.332830	-6.94%	0
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.086668	14.387239	19.03%	0
2018	13.425163	12.086668	-9.97%	0
2017	11.899550	13.425163	12.82%	0
2016	10.994710	11.899550	8.23%	0
2015	11.288588	10.994710	-2.60%	0
2014	10.964418	11.288588	2.96%	0
2013	9.374498	10.964418	16.96%	0
2012	8.202219	9.374498	14.29%	0
2011	9.935528	8.202219	-17.45%	0
2010	8.758764	9.935528	13.44%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	16.042681	20.874029	30.12%	0
2018	17.614687	16.042681	-8.92%	0
2017	14.409250	17.614687	22.25%	0
2016	13.524712	14.409250	6.54%	0
2015	13.804673	13.524712	-2.03%	0
2014	12.454017	13.804673	10.85%	0
2013	9.731500	12.454017	27.98%	0
2012	8.571877	9.731500	13.53%	0
2011	9.137352	8.571877	-6.19%	0
2010	7.504694	9.137352	21.76%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	15.068013	17.745256	17.77%	0
2018	16.303247	15.068013	-7.58%	0
2017	14.535264	16.303247	12.16%	0
2016	13.723583	14.535264	5.91%	0
2015	13.981542	13.723583	-1.84%	0
2014	13.362883	13.981542	4.63%	0
2013	11.920358	13.362883	12.10%	0
2012	10.732006	11.920358	11.07%	0
2011	10.873884	10.732006	-1.30%	0
2010	10.030593	10.873884	8.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.723829	20.290459	21.33%	0
2018	19.086307	16.723829	-12.38%	0
2017	16.959032	19.086307	12.54%	0
2016	14.093916	16.959032	20.33%	0
2015	15.083261	14.093916	-6.56%	0
2014	14.295197	15.083261	5.51%	0
2013	10.944443	14.295197	30.62%	0
2012	9.664296	10.944443	13.25%	0
2011	10.303988	9.664296	-6.21%	0
2010	9.011496	10.303988	14.34%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.237309	18.880358	9.53%	0
2018	18.337892	17.237309	-6.00%	0
2017	17.604173	18.337892	4.17%	0
2016	15.276945	17.604173	15.23%	0
2015	16.221982	15.276945	-5.83%	0
2014	16.138915	16.221982	0.51%	0
2013	15.328255	16.138915	5.29%	0
2012	13.610299	15.328255	12.62%	0
2011	13.885445	13.610299	-1.98%	0
2010	12.268276	13.885445	13.18%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	18.014468	21.651206	20.19%	0
2018	21.039544	18.014468	-14.38%	0
2017	20.691574	21.039544	1.68%	0
2016	16.667319	20.691574	24.14%	0
2015	18.203625	16.667319	-8.44%	0
2014	18.825768	18.203625	-3.30%	0
2013	14.035682	18.825768	34.13%	0
2012	11.978663	14.035682	17.17%	0
2011	12.806623	11.978663	-6.47%	0
2010	10.715959	12.806623	19.51%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.809263	22.124520	24.23%	0
2018	20.873917	17.809263	-14.68%	0
2017	18.721378	20.873917	11.50%	0
2016	15.062683	18.721378	24.29%	0
2015	16.482087	15.062683	-8.61%	0
2014	16.657813	16.482087	-1.05%	0
2013	12.742639	16.657813	30.72%	0
2012	11.096947	12.742639	14.83%	0
2011	12.234161	11.096947	-9.30%	0
2010	10.592030	12.234161	15.50%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.501140	20.334399	23.23%	0
2018	18.765028	16.501140	-12.06%	0
2017	15.637330	18.765028	20.00%	0
2016	14.056157	15.637330	11.25%	0
2015	14.523735	14.056157	-3.22%	0
2014	13.614345	14.523735	6.68%	0
2013	9.823943	13.614345	38.58%	0
2012	8.981916	9.823943	9.37%	0
2011	9.343252	8.981916	-3.87%	0
2010	7.324424	9.343252	27.56%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.599280	23.109739	31.31%	0
2018	18.628363	17.599280	-5.52%	0
2017	14.601563	18.628363	27.58%	0
2016	13.696651	14.601563	6.61%	0
2015	13.242009	13.696651	3.43%	0
2014	11.719601	13.242009	12.99%	0
2013	9.318019	11.719601	25.77%	0
2012	8.584014	9.318019	8.55%	0
2011	9.149801	8.584014	-6.18%	0
2010	7.999823	9.149801	14.38%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.121351	22.957990	34.09%	0
2018	18.120616	17.121351	-5.51%	0
2017	14.511983	18.120616	24.87%	0
2016	14.471603	14.511983	0.28%	0
2015	14.055689	14.471603	2.96%	0
2014	13.219544	14.055689	6.33%	0
2013	9.620807	13.219544	37.41%	0
2012*	10.000000	9.620807	-3.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.493187	26.075386	33.77%	0
2018	20.687989	19.493187	-5.78%	61
2017	16.609113	20.687989	24.56%	0
2016	16.603631	16.609113	0.03%	0
2015	16.165960	16.603631	2.71%	0
2014	15.242376	16.165960	6.06%	0
2013	11.120068	15.242376	37.07%	0
2012	10.001775	11.120068	11.18%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.993835	22.753182	26.45%	0
2018	20.257086	17.993835	-11.17%	0
2017	18.253805	20.257086	10.97%	0
2016	16.882957	18.253805	8.12%	0
2015	18.273156	16.882957	-7.61%	0
2014	17.232761	18.273156	6.04%	0
2013	13.598028	17.232761	26.73%	0
2012	12.178461	13.598028	11.66%	0
2011	12.428019	12.178461	-2.01%	0
2010	11.569516	12.428019	7.42%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.746840	16.223855	18.02%	0
2018	15.494520	13.746840	-11.28%	0
2017	14.231799	15.494520	8.87%	0
2016	12.607199	14.231799	12.89%	0
2015	13.159816	12.607199	-4.20%	0
2014	12.309424	13.159816	6.91%	0
2013	10.028616	12.309424	22.74%	0
2012	9.085872	10.028616	10.38%	0
2011*	10.000000	9.085872	-9.14%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.191259	14.702861	20.60%	0
2018	13.250241	12.191259	-7.99%	0
2017	11.953193	13.250241	10.85%	0
2016	11.946524	11.953193	0.06%	0
2015	12.367218	11.946524	-3.40%	0
2014	11.004243	12.367218	12.39%	0
2013	10.926639	11.004243	0.71%	0
2012	8.698382	10.926639	25.62%	0
2011	9.488659	8.698382	-8.33%	0
2010	8.234961	9.488659	15.22%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.338847	26.424394	29.92%	0
2018	20.559707	20.338847	-1.07%	0
2017	18.102387	20.559707	13.57%	0
2016	20.851296	18.102387	-13.18%	0
2015	20.614002	20.851296	1.15%	0
2014	17.568324	20.614002	17.34%	0
2013	12.748860	17.568324	37.80%	0
2012	10.755250	12.748860	18.54%	0
2011	10.551925	10.755250	1.93%	0
2010	10.220703	10.551925	3.24%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.662248	24.787397	26.07%	0
2018	23.588280	19.662248	-16.64%	0
2017	19.557271	23.588280	20.61%	0
2016	20.035637	19.557271	-2.39%	0
2015	20.924531	20.035637	-4.25%	0
2014	21.270225	20.924531	-1.63%	0
2013	18.227434	21.270225	16.69%	0
2012	16.091361	18.227434	13.27%	0
2011	17.597144	16.091361	-8.56%	0
2010	15.901378	17.597144	10.66%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.943199	15.868269	22.60%	0
2018	14.934494	12.943199	-13.33%	0
2017	13.284075	14.934494	12.42%	0
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	17.857701	23.847289	33.54%	0
2018	19.321920	17.857701	-7.58%	0
2017	15.536080	19.321920	24.37%	0
2016	16.201025	15.536080	-4.10%	0
2015	15.957775	16.201025	1.52%	0
2014	14.102141	15.957775	13.16%	0
2013	11.085656	14.102141	27.21%	0
2012	9.907754	11.085656	11.89%	0
2011	10.221850	9.907754	-3.07%	0
2010	9.527772	10.221850	7.28%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	17.299565	23.639161	36.65%	275
2018	18.788538	17.299565	-7.92%	409
2017	14.877489	18.788538	26.29%	432
2016	14.826462	14.877489	0.34%	237
2015	14.184296	14.826462	4.53%	237
2014	13.675409	14.184296	3.72%	237
2013	10.256500	13.675409	33.33%	237
2012	8.983442	10.256500	14.17%	237
2011	9.062436	8.983442	-0.87%	228
2010	7.250986	9.062436	24.98%	432

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	19.228705	24.846965	29.22%	114
2018	22.591017	19.228705	-14.88%	114
2017	16.857822	22.591017	34.01%	114
2016	17.178106	16.857822	-1.86%	114
2015	16.854989	17.178106	1.92%	314
2014	16.805006	16.854989	0.30%	314
2013	13.462774	16.805006	24.83%	0
2012	11.323222	13.462774	18.90%	104
2011	12.591968	11.323222	-10.08%	104
2010	11.074178	12.591968	13.71%	1,321
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.792543	10.638928	8.64%	0
2018	10.447847	9.792543	-6.27%	0
2017	10.026153	10.447847	4.21%	0
2016	9.597963	10.026153	4.46%	0
2015	10.015262	9.597963	-4.17%	0
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.481938	10.641202	25.46%	0
2018	10.754339	8.481938	-21.13%	0
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	16.884821	21.866867	29.51%	282
2018	18.697098	16.884821	-9.69%	282
2017	16.309856	18.697098	14.64%	282
2016	14.902087	16.309856	9.45%	282
2015	14.708908	14.902087	1.31%	282
2014	13.551009	14.708908	8.54%	282
2013	10.487961	13.551009	29.21%	282
2012	9.152790	10.487961	14.59%	428
2011	9.335789	9.152790	-1.96%	419
2010	8.200402	9.335789	13.85%	419

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.939995	21.006446	24.01%	1,980
2018	19.268117	16.939995	-12.08%	4,188
2017	17.213384	19.268117	11.94%	4,583
2016	14.870168	17.213384	15.76%	5,367
2015	16.116702	14.870168	-7.73%	5,579
2014	14.684799	16.116702	9.75%	0
2013	10.620520	14.684799	38.27%	0
2012	9.180841	10.620520	15.68%	0
2011	9.574904	9.180841	-4.12%	0
2010	7.913023	9.574904	21.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.283881	28.995853	19.40%	576
2018	26.194367	24.283881	-7.29%	680
2017	22.586495	26.194367	15.97%	773
2016	23.641642	22.586495	-4.46%	840
2015	26.307740	23.641642	-10.13%	834
2014	28.322324	26.307740	-7.11%	850
2013	23.083928	28.322324	22.69%	885
2012	19.755670	23.083928	16.85%	1,057
2011	21.712454	19.755670	-9.01%	11,187
2010	20.376262	21.712454	6.56%	11,407
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.480292	26.689564	9.02%	150
2018	25.509352	24.480292	-4.03%	158
2017	24.386539	25.509352	4.60%	169
2016	21.405264	24.386539	13.93%	176
2015	23.349943	21.405264	-8.33%	311
2014	23.369183	23.349943	-0.08%	10,886
2013	21.569212	23.369183	8.35%	11,390
2012	18.542604	21.569212	16.32%	16,041
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.393804	35.698027	35.25%	25
2018	26.937472	26.393804	-2.02%	114
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	0
2015	22.521384	20.805772	-7.62%	159
2014	21.293609	22.521384	5.77%	159
2013	16.713295	21.293609	27.41%	159
2012	15.010965	16.713295	11.34%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.578021	10.262550	7.15%	0
2018	9.896884	9.578021	-3.22%	0
2017	9.765727	9.896884	1.34%	0
2016	9.742955	9.765727	0.23%	0
2015*	10.000000	9.742955	-2.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	18.972401	25.457915	34.18%	5,076
2018	19.024896	18.972401	-0.28%	5,431
2017	14.925078	19.024896	27.47%	5,703
2016	14.931045	14.925078	-0.04%	6,042
2015	13.604010	14.931045	9.75%	6,188
2014	12.791406	13.604010	6.35%	6,796
2013	9.967213	12.791406	28.33%	7,242
2012	8.207635	9.967213	21.44%	7,830
2011	8.994951	8.207635	-8.75%	9,045
2010	8.615511	8.994951	4.40%	53,804
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.111190	15.777505	42.00%	2,743
2018	11.231339	11.111190	-1.07%	6,751
2017	7.903931	11.231339	42.10%	8,500
2016	7.079963	7.903931	11.64%	10,472
2015	6.900209	7.079963	2.61%	12,315
2014	6.435836	6.900209	7.22%	0
2013	4.848009	6.435836	32.75%	560
2012	4.149957	4.848009	16.82%	0
2011	4.633509	4.149957	-10.44%	0
2010	3.798793	4.633509	21.97%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.953759	12.366175	24.24%	1,480
2018	11.963849	9.953759	-16.80%	1,740
2017	9.327645	11.963849	28.26%	1,775
2016	10.196610	9.327645	-8.52%	2,135
2015	11.403538	10.196610	-10.58%	2,484
2014	13.231665	11.403538	-13.82%	1,972
2013	11.808355	13.231665	12.05%	1,915
2012	10.641203	11.808355	10.97%	2,276
2011	16.039588	10.641203	-33.66%	0
2010	13.084755	16.039588	22.58%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	24.646488	30.633044	24.29%	0
2018	28.514667	24.646488	-13.57%	0
2017	25.561573	28.514667	11.55%	0
2016	22.728467	25.561573	12.47%	0
2015	23.812843	22.728467	-4.55%	0
2014	21.098926	23.812843	12.86%	5,277
2013	16.264651	21.098926	29.72%	12,584
2012	13.780770	16.264651	18.02%	23,152
2011	13.756986	13.780770	0.17%	0
2010	11.364802	13.756986	21.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.743844	10.128720	15.84%	0
2018	10.950979	8.743844	-20.15%	0
2017	8.736885	10.950979	25.34%	0
2016	7.377125	8.736885	18.43%	0
2015	9.411567	7.377125	-21.62%	0
2014*	10.000000	9.411567	-5.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.813871	10.431762	6.30%	0
2018	10.113958	9.813871	-2.97%	0
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	23.371337	32.374188	38.52%	27
2018	24.255430	23.371337	-3.64%	0
2017	19.580366	24.255430	23.88%	0
2016	18.353788	19.580366	6.68%	0
2015	19.129317	18.353788	-4.05%	0
2014	21.090494	19.129317	-9.30%	0
2013	15.231485	21.090494	38.47%	1,518
2012	12.849778	15.231485	18.54%	11,274
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.387367	28.427667	26.98%	0
2018	25.473492	22.387367	-12.12%	0
2017	22.137962	25.473492	15.07%	0
2016	19.843377	22.137962	11.56%	0
2015	20.428832	19.843377	-2.87%	0
2014	18.906223	20.428832	8.05%	0
2013	14.220204	18.906223	32.95%	0
2012	12.515839	14.220204	13.62%	0
2011	12.824054	12.515839	-2.40%	0
2010	11.759903	12.824054	9.05%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.810127	8.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.986135	20.927477	23.20%	4,067
2018	19.192306	16.986135	-11.50%	9,309
2017	15.433584	19.192306	24.35%	9,923
2016	15.157397	15.433584	1.82%	10,561
2015	14.539877	15.157397	4.25%	11,693
2014	14.662964	14.539877	-0.84%	25,232
2013	11.716593	14.662964	25.15%	9,949
2012	10.307925	11.716593	13.67%	23,438
2011	10.702750	10.307925	-3.69%	20,820
2010*	10.000000	10.702750	7.03%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.590268	13.687915	8.72%	9,571
2018	12.926239	12.590268	-2.60%	22,298
2017	12.407946	12.926239	4.18%	21,933
2016	11.925252	12.407946	4.05%	21,785
2015	12.242143	11.925252	-2.59%	23,111
2014	11.576265	12.242143	5.75%	19,154
2013	11.844041	11.576265	-2.26%	0
2012	11.038130	11.844041	7.30%	164
2011	10.655266	11.038130	3.59%	84
2010	10.142479	10.655266	5.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	30.921475	34.639590	12.02%	0
2018	33.893995	30.921475	-8.77%	0
2017	31.506801	33.893995	7.58%	0
2016	29.063991	31.506801	8.40%	0
2015	29.976537	29.063991	-3.04%	0
2014	29.703188	29.976537	0.92%	0
2013	33.198917	29.703188	-10.53%	0
2012	28.704903	33.198917	15.66%	0
2011	27.350685	28.704903	4.95%	0
2010	25.417495	27.350685	7.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.200502	11.535050	25.37%	0
2018	10.188317	9.200502	-9.70%	0
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.197883	17.549625	15.47%	0
2018	16.580283	15.197883	-8.34%	0
2017	14.563105	16.580283	13.85%	0
2016	14.067428	14.563105	3.52%	0
2015	15.327491	14.067428	-8.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.998493	20.667356	21.58%	0
2018	18.680041	16.998493	-9.00%	0
2017	16.210537	18.680041	15.23%	0
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.519128	18.378935	18.43%	137
2018	16.659012	15.519128	-6.84%	144
2017	14.672143	16.659012	13.54%	158
2016	13.727661	14.672143	6.88%	174
2015	13.864243	13.727661	-0.99%	189
2014	13.467867	13.864243	2.94%	206
2013	11.141370	13.467867	20.88%	2,959
2012	9.820076	11.141370	13.46%	41,166
2011	9.922759	9.820076	-1.03%	4,751
2010	9.034298	9.922759	9.83%	4,751
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.753223	11.490699	6.86%	0
2018	11.087281	10.753223	-3.01%	0
2017	10.955312	11.087281	1.20%	0
2016	10.884112	10.955312	0.65%	0
2015	11.126283	10.884112	-2.18%	0
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.161755	22.679469	32.15%	127
2018	19.326108	17.161755	-11.20%	127
2017	15.048988	19.326108	28.42%	127
2016	15.318758	15.048988	-1.76%	127
2015	14.663961	15.318758	4.47%	127
2014	14.686033	14.663961	-0.15%	127
2013	11.643199	14.686033	26.13%	127
2012	9.726901	11.643199	19.70%	345
2011	10.938302	9.726901	-11.07%	375
2010	10.023020	10.938302	9.13%	404
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.099330	24.398597	27.75%	695
2018	19.610087	19.099330	-2.60%	859
2017	15.648893	19.610087	25.31%	1,029
2016	14.632935	15.648893	6.94%	1,213
2015	14.022697	14.632935	4.35%	1,363
2014	13.234019	14.022697	5.96%	1,634
2013	10.413584	13.234019	27.08%	1,888
2012	9.046835	10.413584	15.11%	2,122
2011	9.680230	9.046835	-6.54%	2,425
2010	8.352911	9.680230	15.89%	28,470

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.863919	19.546997	23.22%	0
2018	16.542715	15.863919	-4.10%	0
2017	13.836706	16.542715	19.56%	0
2016	12.702711	13.836706	8.93%	0
2015	12.816088	12.702711	-0.88%	0
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	5,405
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.286867	17.433476	7.04%	92
2018	17.011506	16.286867	-4.26%	100
2017	16.315842	17.011506	4.26%	101
2016	15.315139	16.315842	6.53%	101
2015	16.084637	15.315139	-4.78%	107
2014	15.791237	16.084637	1.86%	8,529
2013	16.288457	15.791237	-3.05%	9,304
2012	14.800176	16.288457	10.06%	14,565
2011	14.300383	14.800176	3.49%	14,854
2010	13.188386	14.300383	8.43%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	15.416290	19.244020	24.83%	0
2018	16.954958	15.416290	-9.08%	0
2017	14.653971	16.954958	15.70%	0
2016	12.677029	14.653971	15.59%	0
2015	13.798357	12.677029	-8.13%	0
2014	12.890914	13.798357	7.04%	0
2013	9.692667	12.890914	33.00%	14,150
2012	8.345003	9.692667	16.15%	0
2011	8.713248	8.345003	-4.23%	49,501
2010	7.675761	8.713248	13.52%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.469826	11.799916	12.70%	0
2018	11.667626	10.469826	-10.27%	0
2017	10.046939	11.667626	16.13%	0
2016*	10.000000	10.046939	0.47%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.438258	20.743694	12.50%	2,230
2018	19.388470	18.438258	-4.90%	4,877
2017	18.521482	19.388470	4.68%	4,905
2016	16.546399	18.521482	11.94%	5,045
2015	17.327297	16.546399	-4.51%	5,415
2014	17.232413	17.327297	0.55%	192
2013	16.414245	17.232413	4.98%	187
2012	14.614117	16.414245	12.32%	187
2011	14.355984	14.614117	1.80%	473
2010	12.939285	14.355984	10.95%	473
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.726096	19.747996	25.57%	0
2018	16.843393	15.726096	-6.63%	0
2017	13.757871	16.843393	22.43%	0
2016	12.350726	13.757871	11.39%	0
2015	12.733857	12.350726	-3.01%	0
2014	12.183094	12.733857	4.52%	0
2013	8.639450	12.183094	41.02%	0
2012	7.535066	8.639450	14.66%	0
2011	8.694908	7.535066	-13.34%	0
2010	7.670556	8.694908	13.35%	183
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.489580	15.685539	25.59%	0
2018	13.410983	12.489580	-6.87%	0
2017	10.962532	13.410983	22.33%	0
2016*	10.000000	10.962532	9.63%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.557010	21.615728	30.55%	2,681
2018	20.215256	16.557010	-18.10%	2,681
2017	16.391439	20.215256	23.33%	2,681
2016	17.078928	16.391439	-4.03%	2,681
2015	17.504666	17.078928	-2.43%	2,681
2014	18.034662	17.504666	-2.94%	2,681
2013	15.155574	18.034662	19.00%	0
2012	13.335045	15.155574	13.65%	0
2011	14.997924	13.335045	-11.09%	0
2010	13.401353	14.997924	11.91%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	17.058906	21.628223	26.79%	243
2018	17.400657	17.058906	-1.96%	243
2017	14.723801	17.400657	18.18%	243
2016	13.480481	14.723801	9.22%	243
2015	13.621178	13.480481	-1.03%	243
2014	12.387281	13.621178	9.96%	243
2013	9.636411	12.387281	28.55%	243
2012	8.605305	9.636411	11.98%	317
2011	8.729935	8.605305	-1.43%	307
2010	7.847906	8.729935	11.24%	307
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.929530	15.714981	21.54%	0
2018	14.775950	12.929530	-12.50%	0
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.380298	14.102902	13.91%	0
2018	13.467439	12.380298	-8.07%	0
2017	12.257304	13.467439	9.87%	0
2016	11.780796	12.257304	4.04%	0
2015	12.143745	11.780796	-2.99%	0
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.882537	15.187991	17.90%	0
2018	14.307720	12.882537	-9.96%	0
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.382568	12.351534	8.51%	0
2018	11.920765	11.382568	-4.51%	0
2017	11.430372	11.920765	4.29%	0
2016	11.143052	11.430372	2.58%	0
2015	11.448690	11.143052	-2.67%	0
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.768381	12.021049	11.63%	0
2018	11.812087	10.768381	-8.84%	0
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.050914	12.505752	13.16%	0
2018	12.129939	11.050914	-8.90%	0
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.683946	14.693190	15.84%	0
2018	13.924425	12.683946	-8.91%	0
2017	12.459980	13.924425	11.75%	0
2016	11.904805	12.459980	4.66%	0
2015	12.272399	11.904805	-3.00%	0
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.881014	15.437615	19.85%	0
2018	14.518437	12.881014	-11.28%	0
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	0
2015	12.308708	11.886699	-3.43%	0
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.142053	13.607953	12.07%	0
2018	13.004341	12.142053	-6.63%	0
2017	12.069112	13.004341	7.75%	0
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	189
2010	9.534297	10.192952	6.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.305697	14.675270	10.29%	0
2018	16.097531	13.305697	-17.34%	0
2017	13.377552	16.097531	20.33%	0
2016	13.492419	13.377552	-0.85%	0
2015	14.319716	13.492419	-5.78%	0
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.081508	12.905352	6.82%	0
2018	12.374988	12.081508	-2.37%	0
2017	12.088872	12.374988	2.37%	0
2016	11.702954	12.088872	3.30%	0
2015	12.022297	11.702954	-2.66%	0
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	163
2012	11.486754	12.135479	5.65%	280
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.428841	13.355628	7.46%	0
2018	12.864380	12.428841	-3.39%	0
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	76
2010	11.187800	11.859763	6.01%	244
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.154700	11.924755	17.43%	0
2018	11.532500	10.154700	-11.95%	0
2017	9.976822	11.532500	15.59%	0
2016	9.134490	9.976822	9.22%	0
2015*	10.000000	9.134490	-8.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.040333	11.568681	15.22%	0
2018	11.109775	10.040333	-9.63%	0
2017	9.953315	11.109775	11.62%	0
2016	9.332341	9.953315	6.65%	0
2015*	10.000000	9.332341	-6.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	18.902916	22.787137	20.55%	1,225
2018	23.347669	18.902916	-19.04%	1,440
2017	16.826721	23.347669	38.75%	1,398
2016	15.931024	16.826721	5.62%	1,854
2015	19.342015	15.931024	-17.64%	1,956
2014	20.876362	19.342015	-7.35%	1,859
2013	21.133996	20.876362	-1.22%	0
2012	18.389080	21.133996	14.93%	0
2011	24.160228	18.389080	-23.89%	0
2010	21.209456	24.160228	13.91%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.236402	14.834075	4.20%	0
2018	14.528080	14.236402	-2.01%	0
2017	14.513699	14.528080	0.10%	0
2016	14.692571	14.513699	-1.22%	0
2015	15.001099	14.692571	-2.06%	0
2014	14.630923	15.001099	2.53%	0
2013	15.552669	14.630923	-5.93%	0
2012	15.392237	15.552669	1.04%	0
2011	14.635642	15.392237	5.17%	120
2010	14.245487	14.635642	2.74%	197

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.244387	9.225591	-0.20%	216
2018	9.299923	9.244387	-0.60%	216
2017	9.444558	9.299923	-1.53%	216
2016	9.631133	9.444558	-1.94%	216
2015	9.822679	9.631133	-1.95%	216
2014	10.018031	9.822679	-1.95%	868
2013	10.217266	10.018031	-1.95%	864
2012	10.421021	10.217266	-1.96%	699
2011	10.627691	10.421021	-1.94%	699
2010	10.839035	10.627691	-1.95%	699
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.319066	14.388461	16.80%	3,170
2018	14.702009	12.319066	-16.21%	6,485
2017	11.763899	14.702009	24.98%	6,483
2016	11.893861	11.763899	-1.09%	7,286
2015	12.512984	11.893861	-4.95%	7,268
2014	12.819355	12.512984	-2.39%	328
2013	11.095571	12.819355	15.54%	0
2012	9.788870	11.095571	13.35%	0
2011	11.063583	9.788870	-11.52%	0
2010	9.959684	11.063583	11.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.100608	10.815062	18.84%	0
2018	10.809728	9.100608	-15.81%	0
2017	8.857738	10.809728	22.04%	0
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.223953	23.322422	21.32%	0
2018	21.513512	19.223953	-10.64%	0
2017	18.525846	21.513512	16.13%	0
2016	17.259174	18.525846	7.34%	0
2015	17.779905	17.259174	-2.93%	0
2014	17.272429	17.779905	2.94%	0
2013	13.843736	17.272429	24.77%	0
2012	12.182302	13.843736	13.64%	0
2011	12.932550	12.182302	-5.80%	0
2010	11.506310	12.932550	12.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.521865	17.554030	13.09%	0
2018	16.639227	15.521865	-6.72%	0
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	0
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.183629	21.384287	17.60%	0
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.050044	14.015392	7.40%	0
2018	13.555475	13.050044	-3.73%	0
2017	13.080952	13.555475	3.63%	0
2016	12.794847	13.080952	2.24%	0
2015	13.014852	12.794847	-1.69%	0
2014	12.776631	13.014852	1.86%	0
2013	12.430127	12.776631	2.79%	0
2012	12.054063	12.430127	3.12%	0
2011	11.943182	12.054063	0.93%	0
2010	11.502838	11.943182	3.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.847076	12.018015	10.79%	0
2018	11.723551	10.847076	-7.48%	0
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.136286	12.584132	13.00%	0
2018	12.091059	11.136286	-7.90%	0
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.740487	19.326761	15.45%	258
2018	18.103607	16.740487	-7.53%	262
2017	16.349158	18.103607	10.73%	269
2016	15.561819	16.349158	5.06%	276
2015	15.924627	15.561819	-2.28%	281
2014	15.441296	15.924627	3.13%	292
2013	13.503101	15.441296	14.35%	2,392
2012	12.428500	13.503101	8.65%	172
2011	12.680271	12.428500	-1.99%	172
2010	11.659805	12.680271	8.75%	21,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.367111	21.940029	19.45%	0
2018	20.303282	18.367111	-9.54%	0
2017	17.746049	20.303282	14.41%	0
2016	16.683015	17.746049	6.37%	0
2015	17.139917	16.683015	-2.67%	0
2014	16.655188	17.139917	2.91%	0
2013	13.880254	16.655188	19.99%	0
2012	12.444534	13.880254	11.54%	0
2011	12.967297	12.444534	-4.03%	0
2010	11.720746	12.967297	10.64%	891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	15.115145	16.818682	11.27%	0
2018	16.015119	15.115145	-5.62%	0
2017	14.955138	16.015119	7.09%	0
2016	14.428852	14.955138	3.65%	0
2015	14.720322	14.428852	-1.98%	0
2014	14.333729	14.720322	2.70%	0
2013	13.230248	14.333729	8.34%	0
2012	12.489824	13.230248	5.93%	0
2011	12.480250	12.489824	0.08%	0
2010	11.729417	12.480250	6.40%	316
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.726956	7.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.340573	22.193297	27.98%	451
2018	18.248968	17.340573	-4.98%	451
2017	14.293479	18.248968	27.67%	451
2016	14.264573	14.293479	0.20%	451
2015	14.065216	14.264573	1.42%	451
2014	12.989381	14.065216	8.28%	451
2013	9.831886	12.989381	32.11%	451
2012	8.618346	9.831886	14.08%	1,223
2011	9.052466	8.618346	-4.80%	1,328
2010	7.992670	9.052466	13.26%	1,431
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.878676	12.690005	16.65%	0
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.208720	14.602158	19.60%	0
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.750843	37.445045	34.93%	2,622
2018	28.670864	27.750843	-3.21%	2,745
2017	22.966455	28.670864	24.84%	2,877
2016	22.600976	22.966455	1.62%	2,995
2015	21.933392	22.600976	3.04%	3,048
2014	20.560319	21.933392	6.68%	3,213
2013	15.339073	20.560319	34.04%	3,399
2012	13.181732	15.339073	16.37%	3,850
2011	13.750496	13.181732	-4.14%	4,092
2010	12.889540	13.750496	6.68%	28,493
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	23.047548	28.689239	24.48%	1,849
2018	25.932960	23.047548	-11.13%	3,636
2017	24.335937	25.932960	6.56%	3,914
2016	20.606789	24.335937	18.10%	4,260
2015	21.955383	20.606789	-6.14%	5,106
2014	19.795144	21.955383	10.91%	273
2013	15.306133	19.795144	29.33%	6,404
2012	13.614932	15.306133	12.42%	154
2011	13.795938	13.614932	-1.31%	154
2010	12.400504	13.795938	11.25%	154

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.363342	42.336123	23.20%	149
2018	39.553706	34.363342	-13.12%	149
2017	34.840433	39.553706	13.53%	149
2016	29.538179	34.840433	17.95%	187
2015	30.908971	29.538179	-4.43%	149
2014	28.809708	30.908971	7.29%	149
2013	22.084036	28.809708	30.45%	149
2012	19.173958	22.084036	15.18%	149
2011	20.065065	19.173958	-4.44%	10,273
2010	16.215096	20.065065	23.74%	1,096
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.443206	9.648602	14.28%	87
2018	10.396405	8.443206	-18.79%	87
2017	8.625190	10.396405	20.54%	87
2016	8.359449	8.625190	3.18%	87
2015	8.985771	8.359449	-6.97%	87
2014*	10.000000	8.985771	-10.14%	87
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.799328	20.656022	22.96%	0
2018	19.380688	16.799328	-13.32%	0
2017	17.256312	19.380688	12.31%	0
2016	15.125484	17.256312	14.09%	0
2015	15.928282	15.125484	-5.04%	0
2014	14.698994	15.928282	8.36%	6,120
2013	11.068597	14.698994	32.80%	0
2012	9.582562	11.068597	15.51%	0
2011	10.377828	9.582562	-7.66%	0
2010*	10.000000	10.377828	3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.734741	16.846946	22.66%	0
2018	15.882643	13.734741	-13.52%	0
2017	14.163439	15.882643	12.14%	0
2016	12.447110	14.163439	13.79%	0
2015	13.146474	12.447110	-5.32%	0
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.416072	21.148562	21.43%	2,362
2018	20.455517	17.416072	-14.86%	4,716
2017	18.325112	20.455517	11.63%	4,966
2016	15.892422	18.325112	15.31%	5,415
2015	16.690140	15.892422	-4.78%	5,950
2014	14.546263	16.690140	14.74%	293
2013	10.934308	14.546263	33.03%	293
2012	9.585454	10.934308	14.07%	475
2011	10.008039	9.585454	-4.22%	466
2010	8.531911	10.008039	17.30%	466
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	23.260115	30.951409	33.07%	28
2018	25.771804	23.260115	-9.75%	0
2017	21.038757	25.771804	22.50%	0
2016	19.810751	21.038757	6.20%	63
2015	20.053151	19.810751	-1.21%	0
2014	19.892705	20.053151	0.81%	0
2013	14.060598	19.892705	41.48%	0
2012	12.642071	14.060598	11.22%	51
2011	12.977129	12.642071	-2.58%	51
2010	10.550165	12.977129	23.00%	51
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	34.508158	40.264232	16.68%	137
2018	42.384203	34.508158	-18.58%	137
2017	39.632661	42.384203	6.94%	137
2016	32.095349	39.632661	23.48%	204
2015	34.831511	32.095349	-7.86%	137
2014	33.193359	34.831511	4.94%	137
2013	24.111768	33.193359	37.66%	4,697
2012	20.417843	24.111768	18.09%	180
2011	21.935386	20.417843	-6.92%	176
2010	17.670139	21.935386	24.14%	176
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	34.036397	41.932241	23.20%	90
2018	39.738020	34.036397	-14.35%	71
2017	35.709621	39.738020	11.28%	71
2016	29.648324	35.709621	20.44%	97
2015	30.740719	29.648324	-3.55%	71
2014	31.098652	30.740719	-1.15%	71
2013	22.508996	31.098652	38.16%	71
2012	19.876331	22.508996	13.25%	193
2011	21.464082	19.876331	-7.40%	209
2010	17.467774	21.464082	22.88%	1,831

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.541950	20.437688	23.55%	0
2018	17.909971	16.541950	-7.64%	0
2017	15.398156	17.909971	16.31%	0
2016	14.261424	15.398156	7.97%	0
2015	14.592322	14.261424	-2.27%	0
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.270791	17.007067	28.15%	2,866
2018	14.088900	13.270791	-5.81%	6,855
2017	13.491684	14.088900	4.43%	7,016
2016	12.817279	13.491684	5.26%	6,789
2015	13.812175	12.817279	-7.20%	7,768
2014	10.929674	13.812175	26.37%	695
2013	10.817631	10.929674	1.04%	406
2012	9.528942	10.817631	13.52%	765
2011	9.124840	9.528942	4.43%	1,484
2010	7.148516	9.124840	27.65%	1,331
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.476759	19.854940	28.29%	0
2018	16.595079	15.476759	-6.74%	0
2017	13.960961	16.595079	18.87%	0
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.756995	9.957752	2.06%	0
2018	9.871129	9.756995	-1.16%	0
2017	9.910394	9.871129	-0.40%	0
2016	9.861228	9.910394	0.50%	0
2015	10.091776	9.861228	-2.28%	0
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.799493	16.907639	22.52%	0
2018	15.876540	13.799493	-13.08%	0
2017	14.180420	15.876540	11.96%	0
2016	11.964520	14.180420	18.52%	94
2015	12.828800	11.964520	-6.74%	0
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.504122	22.210927	34.58%	3,488
2018	18.072497	16.504122	-8.68%	3,449
2017	14.428601	18.072497	25.25%	3,449
2016	13.821151	14.428601	4.40%	3,449
2015	14.122190	13.821151	-2.13%	3,449
2014	13.844465	14.122190	2.01%	3,449
2013	10.162028	13.844465	36.24%	3,449
2012	9.020227	10.162028	12.66%	3,832
2011	9.605552	9.020227	-6.09%	3,854
2010	7.724714	9.605552	24.35%	6,164
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.937162	14.207151	29.90%	0
2018	11.938964	10.937162	-8.39%	0
2017	9.774726	11.938964	22.14%	0
2016	9.570308	9.774726	2.14%	0
2015*	10.000000	9.570308	-4.30%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.387728	9.544027	1.66%	0
2018	9.478695	9.387728	-0.96%	0
2017	9.581289	9.478695	-1.07%	0
2016	9.653617	9.581289	-0.75%	0
2015	9.827555	9.653617	-1.77%	0
2014	9.962239	9.827555	-1.35%	0
2013	10.098086	9.962239	-1.35%	0
2012	9.845998	10.098086	2.56%	0
2011	10.012366	9.845998	-1.66%	0
2010	9.698889	10.012366	3.23%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.747911	26.843581	23.43%	0
2018	23.530285	21.747911	-7.57%	0
2017	20.262548	23.530285	16.13%	0
2016	18.809392	20.262548	7.73%	0
2015	19.272823	18.809392	-2.40%	0
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	8,451
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.389346	11.383062	9.56%	0
2018	11.207615	10.389346	-7.30%	0
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	263
2014	10.382876	10.226711	-1.50%	263
2013	10.577812	10.382876	-1.84%	496
2012*	10.000000	10.577812	5.78%	12,887
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.309156	11.589222	12.42%	0
2018	11.048454	10.309156	-6.69%	0
2017	10.263761	11.048454	7.65%	0
2016	9.245685	10.263761	11.01%	0
2015	9.658000	9.245685	-4.27%	0
2014*	10.000000	9.658000	-3.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.755888	11.275685	4.83%	0
2018	11.436860	10.755888	-5.95%	0
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	17,185
2010	10.822960	11.606488	7.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.624998	10.826579	1.90%	2,206
2018	10.811841	10.624998	-1.73%	2,325
2017	10.889914	10.811841	-0.72%	2,589
2016	10.962826	10.889914	-0.67%	2,455
2015	11.157555	10.962826	-1.75%	2,595
2014	11.294935	11.157555	-1.22%	2,850
2013	11.546390	11.294935	-2.18%	2,933
2012	11.136275	11.546390	3.68%	2,569
2011	11.243820	11.136275	-0.96%	2,640
2010	10.902078	11.243820	3.13%	37,207

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.366851	13.148508	6.32%	0
2018	12.899634	12.366851	-4.13%	0
2017	12.690728	12.899634	1.65%	0
2016	12.304228	12.690728	3.14%	0
2015	12.897774	12.304228	-4.60%	0
2014	12.759838	12.897774	1.08%	0
2013	14.334904	12.759838	-10.99%	0
2012	13.443812	14.334904	6.63%	0
2011	12.277776	13.443812	9.50%	0
2010	11.582447	12.277776	6.00%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.045222	10.114904	0.69%	0
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.320940	15.214859	6.24%	0
2018	14.686004	14.320940	-2.49%	0
2017	14.274732	14.686004	2.88%	0
2016	14.177082	14.274732	0.69%	0
2015	14.396330	14.177082	-1.52%	0
2014	14.081251	14.396330	2.24%	0
2013	14.647739	14.081251	-3.87%	0
2012	13.631198	14.647739	7.46%	0
2011	13.417869	13.631198	1.59%	0
2010	12.657752	13.417869	6.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.392520	11.030247	6.14%	0
2018	10.668095	10.392520	-2.58%	0
2017	10.379677	10.668095	2.78%	0
2016	10.318944	10.379677	0.59%	0
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	24,683
2012	9.960299	10.693354	7.36%	22,213
2011*	10.000000	9.960299	-0.40%	24,613
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.637117	11.825974	22.71%	0
2018	12.152826	9.637117	-20.70%	0
2017	9.791204	12.152826	24.12%	0
2016*	10.000000	9.791204	-2.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.599688	13.597139	17.22%	0
2018	13.008422	11.599688	-10.83%	0
2017	12.612450	13.008422	3.14%	0
2016	10.744582	12.612450	17.38%	0
2015	12.517840	10.744582	-14.17%	0
2014	13.240659	12.517840	-5.46%	0
2013	11.161494	13.240659	18.63%	0
2012	10.579456	11.161494	5.50%	0
2011	12.274972	10.579456	-13.81%	0
2010	9.632767	12.274972	27.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.026162	41.653185	26.12%	1,209
2018	33.400505	33.026162	-1.12%	2,380
2017	26.756409	33.400505	24.83%	2,757
2016	30.562098	26.756409	-12.45%	3,166
2015	27.713887	30.562098	10.28%	3,051
2014	21.539315	27.713887	28.67%	5,214
2013	14.595017	21.539315	47.58%	1,702
2012	11.363302	14.595017	28.44%	1,978
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	29.746724	38.090601	28.05%	0
2018	39.655862	29.746724	-24.99%	0
2017	26.776370	39.655862	48.10%	189
2016	27.279411	26.776370	-1.84%	0
2015	32.348658	27.279411	-15.67%	0
2014	33.129632	32.348658	-2.36%	0
2013	30.162793	33.129632	9.84%	3,300
2012	23.699506	30.162793	27.27%	7,223
2011	32.547523	23.699506	-27.18%	0
2010	26.169971	32.547523	24.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.066467	5.541239	9.37%	0
2018	7.219996	5.066467	-29.83%	0
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	222
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	18.747503	20.563696	9.69%	0
2018	26.662163	18.747503	-29.68%	0
2017	27.660580	26.662163	-3.61%	0
2016	19.629132	27.660580	40.92%	0
2015	30.081680	19.629132	-34.75%	0
2014	37.925989	30.081680	-20.68%	0
2013	34.994017	37.925989	8.38%	0
2012	34.522793	34.994017	1.36%	0
2011	42.141014	34.522793	-18.08%	0
2010	33.255810	42.141014	26.72%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.704147	21.027560	25.88%	0
2018	19.652647	16.704147	-15.00%	0
2017	15.849162	19.652647	24.00%	0
2016	15.557456	15.849162	1.88%	0
2015	16.376860	15.557456	-5.00%	0
2014	15.156648	16.376860	8.05%	0
2013	11.541935	15.156648	31.32%	0
2012	10.123931	11.541935	14.01%	0
2011	11.081451	10.123931	-8.64%	0
2010	10.059857	11.081451	10.16%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.746940	7.47%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.003358	34.274704	22.39%	24
2018	28.194502	28.003358	-0.68%	124
2017	22.845933	28.194502	23.41%	129
2016	21.623877	22.845933	5.65%	0
2015	22.708587	21.623877	-4.78%	0
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	463
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	78

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	26.180941	30.763765	17.50%	0
2018	31.543167	26.180941	-17.00%	0
2017	28.520134	31.543167	10.60%	0
2016	23.319083	28.520134	22.30%	0
2015	25.231767	23.319083	-7.58%	0
2014	23.632541	25.231767	6.77%	0
2013	17.520647	23.632541	34.88%	0
2012	15.091716	17.520647	16.09%	0
2011	16.852188	15.091716	-10.45%	0
2010	13.583898	16.852188	24.06%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.930365	12.732623	6.72%	0
2018	12.528341	11.930365	-4.77%	0
2017	12.330564	12.528341	1.60%	0
2016	12.052708	12.330564	2.31%	0
2015	12.609949	12.052708	-4.42%	0
2014	12.456260	12.609949	1.23%	0
2013	13.888143	12.456260	-10.31%	0
2012	13.197507	13.888143	5.23%	0
2011	12.050697	13.197507	9.52%	0
2010	11.697752	12.050697	3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	16.772244	20.373369	21.47%	382
2018	18.378703	16.772244	-8.74%	386
2017	15.564081	18.378703	18.08%	567
2016	13.993882	15.564081	11.22%	571
2015	15.129895	13.993882	-7.51%	579
2014	13.722819	15.129895	10.25%	577
2013	10.309643	13.722819	33.11%	586
2012	9.168652	10.309643	12.44%	595
2011	9.073006	9.168652	1.05%	597
2010	8.110633	9.073006	11.87%	607

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.753458	16.050583	25.85%	0
2018	15.352104	12.753458	-16.93%	0
2017	11.938684	15.352104	28.59%	0
2016	12.890460	11.938684	-7.38%	0
2015	13.054577	12.890460	-1.26%	0
2014	14.097365	13.054577	-7.40%	0
2013	11.751342	14.097365	19.96%	0
2012	9.897247	11.751342	18.73%	0
2011	11.481634	9.897247	-13.80%	0
2010	10.341079	11.481634	11.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.403388	25.824127	26.57%	0
2018	23.888581	20.403388	-14.59%	0
2017	21.822634	23.888581	9.47%	0
2016	18.124330	21.822634	20.41%	0
2015	18.763075	18.124330	-3.40%	489
2014	16.445131	18.763075	14.10%	0
2013	12.896685	16.445131	27.51%	0
2012	11.313268	12.896685	14.00%	0
2011	11.624313	11.313268	-2.68%	0
2010	9.946317	11.624313	16.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	23.794490	29.622742	24.49%	0
2018	26.728812	23.794490	-10.98%	0
2017	25.078889	26.728812	6.58%	0
2016	21.239362	25.078889	18.08%	0
2015	22.548723	21.239362	-5.81%	0
2014	20.347393	22.548723	10.82%	0
2013	15.761741	20.347393	29.09%	0
2012	14.038017	15.761741	12.28%	0
2011	14.180065	14.038017	-1.00%	0
2010	12.756885	14.180065	11.16%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.632675	10.303519	6.96%	0
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	0
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.674730	16.934722	15.40%	0
2018	16.204024	14.674730	-9.44%	0
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	622
2010	12.014804	12.923966	7.57%	650
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	26.373823	31.587604	19.77%	0
2018	29.569279	26.373823	-10.81%	0
2017	26.841711	29.569279	10.16%	0
2016	21.783572	26.841711	23.22%	0
2015	22.758338	21.783572	-4.28%	0
2014	22.091391	22.758338	3.02%	0
2013	16.019602	22.091391	37.90%	0
2012	14.123915	16.019602	13.42%	0
2011	14.330927	14.123915	-1.44%	0
2010	11.621599	14.330927	23.31%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.294316	22.141434	28.03%	571
2018	18.507187	17.294316	-6.55%	571
2017	15.537073	18.507187	19.12%	571
2016	14.191804	15.537073	9.48%	571
2015	14.322868	14.191804	-0.92%	571
2014	12.885360	14.322868	11.16%	571
2013	9.958655	12.885360	29.39%	571
2012	8.780490	9.958655	13.42%	1,403
2011	8.794179	8.780490	-0.16%	1,403
2010	7.814034	8.794179	12.54%	1,751

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.167574	17.338002	31.67%	0
2018	14.056629	13.167574	-6.32%	0
2017	12.435752	14.056629	13.03%	0
2016	11.496260	12.435752	8.17%	0
2015	12.118032	11.496260	-5.13%	538
2014	10.899101	12.118032	11.18%	0
2013	8.278302	10.899101	31.66%	0
2012	7.544228	8.278302	9.73%	0
2011	7.629107	7.544228	-1.11%	0
2010	6.780149	7.629107	12.52%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	16.869362	22.450552	33.08%	592
2018	18.482088	16.869362	-8.73%	685
2017	14.810074	18.482088	24.79%	750
2016	14.004544	14.810074	5.75%	894
2015	14.652055	14.004544	-4.42%	880
2014	13.831846	14.652055	5.93%	923
2013	11.654510	13.831846	18.68%	988
2012	10.769594	11.654510	8.22%	1,003
2011	10.080416	10.769594	6.84%	1,050
2010	8.919694	10.080416	13.01%	1,152
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.327260	19.485445	19.34%	0
2018	20.590732	16.327260	-20.71%	0
2017	16.850831	20.590732	22.19%	0
2016	14.686549	16.850831	14.74%	0
2015	15.335475	14.686549	-4.23%	0
2014	15.402925	15.335475	-0.44%	0
2013	10.580383	15.402925	45.58%	0
2012	8.955274	10.580383	18.15%	0
2011	10.606325	8.955274	-15.57%	0
2010	8.252052	10.606325	28.53%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.230741	16.560320	25.17%	0
2018	16.256998	13.230741	-18.62%	0
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.143624	10.644444	4.94%	0
2018	10.360685	10.143624	-2.10%	0
2017	10.219732	10.360685	1.38%	0
2016	9.571477	10.219732	6.77%	0
2015	9.864698	9.571477	-2.97%	0
2014*	10.000000	9.864698	-1.35%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.927286	17.082807	7.25%	1,171
2018	16.351088	15.927286	-2.59%	1,187
2017	16.036687	16.351088	1.96%	1,227
2016	15.760342	16.036687	1.75%	1,208
2015	16.121245	15.760342	-2.24%	1,203
2014	15.849060	16.121245	1.72%	1,247
2013	16.006858	15.849060	-0.99%	1,654
2012	14.887012	16.006858	7.52%	1,537
2011	14.852467	14.887012	0.23%	1,802
2010	13.967650	14.852467	6.33%	1,778
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	14.016293	15.933645	13.68%	0
2018	14.916188	14.016293	-6.03%	0
2017	13.469805	14.916188	10.74%	0
2016	13.054960	13.469805	3.18%	0
2015	13.363077	13.054960	-2.31%	0
2014	13.067430	13.363077	2.26%	0
2013	11.759195	13.067430	11.13%	0
2012	10.744231	11.759195	9.45%	0
2011	10.994254	10.744231	-2.27%	0
2010	9.951046	10.994254	10.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.130711	16.618997	17.61%	0
2018	15.337510	14.130711	-7.87%	0
2017	13.436467	15.337510	14.15%	0
2016	12.928691	13.436467	3.93%	0
2015	13.241089	12.928691	-2.36%	0
2014	12.909212	13.241089	2.57%	0
2013	11.360112	12.909212	13.64%	0
2012	10.241793	11.360112	10.92%	0
2011	10.569236	10.241793	-3.10%	0
2010	9.417332	10.569236	12.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.631587	17.833998	21.89%	0
2018	16.210024	14.631587	-9.74%	0
2017	13.689889	16.210024	18.41%	0
2016	13.113467	13.689889	4.40%	0
2015	13.426217	13.113467	-2.33%	0
2014	13.065088	13.426217	2.76%	0
2013	10.972802	13.065088	19.07%	0
2012	9.696068	10.972802	13.17%	0
2011	10.167697	9.696068	-4.64%	0
2010	8.944020	10.167697	13.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	24.091347	31.034646	28.82%	0
2018	26.291500	24.091347	-8.37%	0
2017	22.031647	26.291500	19.34%	0
2016	20.831825	22.031647	5.76%	0
2015	21.139072	20.831825	-1.45%	0
2014	19.290917	21.139072	9.58%	0
2013	15.009596	19.290917	28.52%	0
2012	13.168968	15.009596	13.98%	0
2011	13.801124	13.168968	-4.58%	0
2010	12.025206	13.801124	14.77%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.774308	33.158625	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.114463	7.657161	7.63%	0
2018	9.650876	7.114463	-26.28%	0
2017	10.128381	9.650876	-4.71%	0
2016	7.740851	10.128381	30.84%	0
2015	9.967297	7.740851	-22.34%	0
2014	11.659380	9.967297	-14.51%	838
2013	9.583302	11.659380	21.66%	838
2012	9.337284	9.583302	2.63%	838
2011	10.050061	9.337284	-7.09%	838
2010	8.606295	10.050061	16.78%	838

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.613914	20.730639	24.78%	1,037
2018	18.509879	16.613914	-10.24%	1,077
2017	16.742662	18.509879	10.56%	1,294
2016	14.489343	16.742662	15.55%	1,327
2015	15.415357	14.489343	-6.01%	1,380
2014	14.478091	15.415357	6.47%	1,396
2013	11.540642	14.478091	25.45%	1,451
2012	10.049420	11.540642	14.84%	1,521
2011	10.166784	10.049420	-1.15%	2,009
2010	9.014061	10.166784	12.79%	2,018
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.719337	24.432281	37.88%	0
2018	16.095840	17.719337	10.09%	0
2017	12.219586	16.095840	31.72%	0
2016	12.437548	12.219586	-1.75%	0
2015	12.031853	12.437548	3.37%	0
2014	10.951860	12.031853	9.86%	0
2013	8.111049	10.951860	35.02%	0
2012	6.928454	8.111049	17.07%	0
2011	6.918700	6.928454	0.14%	0
2010	5.709273	6.918700	21.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	17.754929	23.347984	31.50%	602
2018	18.169431	17.754929	-2.28%	610
2017	13.732286	18.169431	32.31%	614
2016	13.912492	13.732286	-1.30%	626
2015	13.261156	13.912492	4.91%	625
2014	12.170156	13.261156	8.96%	634
2013	9.117515	12.170156	33.48%	641
2012	8.122539	9.117515	12.25%	1,457
2011	8.276274	8.122539	-1.86%	1,457
2010	6.807388	8.276274	21.58%	1,456

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.365985	15.053064	12.62%	53
2018	14.149757	13.365985	-5.54%	50
2017	13.484218	14.149757	4.94%	54
2016	12.029646	13.484218	12.09%	52
2015	12.754213	12.029646	-5.68%	58
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.124802	14.094688	7.39%	0
2018	13.479358	13.124802	-2.63%	0
2017	13.204595	13.479358	2.08%	0
2016	12.877359	13.204595	2.54%	0
2015	13.233574	12.877359	-2.69%	0
2014	12.768902	13.233574	3.64%	0
2013	13.280458	12.768902	-3.85%	0
2012	12.812993	13.280458	3.65%	0
2011	12.194690	12.812993	5.07%	0
2010	11.556085	12.194690	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.321578	19.729747	20.88%	0
2018	19.513399	16.321578	-16.36%	0
2017	16.495250	19.513399	18.30%	0
2016	15.012522	16.495250	9.88%	0
2015	15.552198	15.012522	-3.47%	0
2014	14.943656	15.552198	4.07%	489
2013	11.206942	14.943656	33.34%	489
2012	9.966135	11.206942	12.45%	489
2011	11.389829	9.966135	-12.50%	489
2010	9.030104	11.389829	26.13%	489
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.533560	15.682086	25.12%	0
2018	15.027778	12.533560	-16.60%	0
2017	11.785588	15.027778	27.51%	0
2016	12.674592	11.785588	-7.01%	0
2015	12.497094	12.674592	1.42%	0
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.305725	11.212508	20.49%	0
2018	10.152093	9.305725	-8.34%	0
2017*	10.000000	10.152093	1.52%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	19.890788	26.177518	31.61%	0
2018	24.554817	19.890788	-18.99%	0
2017	21.016904	24.554817	16.83%	0
2016	19.587967	21.016904	7.29%	0
2015	20.617604	19.587967	-4.99%	0
2014	19.718746	20.617604	4.56%	0
2013	15.424834	19.718746	27.84%	0
2012	12.384083	15.424834	24.55%	0
2011	13.863047	12.384083	-10.67%	0
2010	11.186381	13.863047	23.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.961986	14.050825	17.46%	0
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.807394	16.841619	13.74%	4,665
2018	15.790961	14.807394	-6.23%	4,665
2017	14.691182	15.790961	7.49%	4,665
2016	13.146530	14.691182	11.75%	4,665
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	1,474
2010	10.307392	11.381495	10.42%	1,540
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.585618	19.298319	23.82%	0
2018	18.256437	15.585618	-14.63%	0
2017	16.834727	18.256437	8.45%	0
2016	13.194206	16.834727	27.59%	0
2015	14.537418	13.194206	-9.24%	0
2014	14.749937	14.537418	-1.44%	0
2013	11.047400	14.749937	33.52%	0
2012	9.522395	11.047400	16.01%	0
2011	10.096001	9.522395	-5.68%	0
2010	8.034366	10.096001	25.66%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.578126	11.892504	24.16%	0
2018	11.608387	9.578126	-17.49%	0
2017	8.435665	11.608387	37.61%	0
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	949
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.438695	15.966415	10.58%	0
2018	17.390522	14.438695	-16.97%	0
2017	15.163483	17.390522	14.69%	0
2016	14.394001	15.163483	5.35%	0
2015	15.676812	14.394001	-8.18%	0
2014	17.951205	15.676812	-12.67%	0
2013	14.859110	17.951205	20.81%	0
2012	12.785421	14.859110	16.22%	0
2011	14.567551	12.785421	-12.23%	0
2010	13.678024	14.567551	6.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.859610	8.667464	10.28%	0
2018	9.485779	7.859610	-17.14%	0
2017	8.294214	9.485779	14.37%	0
2016	7.896429	8.294214	5.04%	0
2015	8.617133	7.896429	-8.36%	0
2014*	10.000000	8.617133	-13.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.393015	9.390442	-0.03%	0
2018	9.403570	9.393015	-0.11%	0
2017	9.413667	9.403570	-0.11%	0
2016	9.331054	9.413667	0.89%	0
2015	9.949849	9.331054	-6.22%	0
2014*	10.000000	9.949849	-0.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	12.009458	14.288057	18.97%	0
2018	13.346254	12.009458	-10.02%	0
2017	11.835625	13.346254	12.76%	0
2016	10.941201	11.835625	8.17%	0
2015	11.239387	10.941201	-2.65%	0
2014	10.922199	11.239387	2.90%	0
2013	9.343177	10.922199	16.90%	0
2012	8.178984	9.343177	14.23%	0
2011	9.912435	8.178984	-17.49%	0
2010	8.742859	9.912435	13.38%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.940161	20.730054	30.05%	0
2018	17.511101	15.940161	-8.97%	0
2017	14.331795	17.511101	22.18%	0
2016	13.458855	14.331795	6.49%	0
2015	13.744454	13.458855	-2.08%	0
2014	12.406022	13.744454	10.79%	0
2013	9.698943	12.406022	27.91%	0
2012	8.547567	9.698943	13.47%	0
2011	9.116080	8.547567	-6.24%	0
2010	7.491042	9.116080	21.69%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.971764	17.622907	17.71%	0
2018	16.207416	14.971764	-7.62%	0
2017	14.457172	16.207416	12.11%	0
2016	13.656808	14.457172	5.86%	0
2015	13.920613	13.656808	-1.90%	0
2014	13.311437	13.920613	4.58%	0
2013	11.880524	13.311437	12.04%	0
2012	10.701627	11.880524	11.02%	0
2011	10.848615	10.701627	-1.35%	0
2010	10.012395	10.848615	8.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.616987	20.150563	21.26%	0
2018	18.974110	16.616987	-12.42%	0
2017	16.867914	18.974110	12.49%	0
2016	14.025317	16.867914	20.27%	0
2015	15.017508	14.025317	-6.61%	0
2014	14.240146	15.017508	5.46%	0
2013	10.907853	14.240146	30.55%	0
2012	9.636913	10.907853	13.19%	0
2011	10.280019	9.636913	-6.26%	0
2010	8.995115	10.280019	14.28%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.127194	18.750185	9.48%	0
2018	18.230103	17.127194	-6.05%	0
2017	17.509611	18.230103	4.11%	0
2016	15.202615	17.509611	15.17%	0
2015	16.151295	15.202615	-5.87%	0
2014	16.076799	16.151295	0.46%	0
2013	15.277057	16.076799	5.23%	0
2012	13.571766	15.277057	12.56%	0
2011	13.853180	13.571766	-2.03%	0
2010	12.246019	13.853180	13.12%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.899334	21.501863	20.13%	0
2018	20.915820	17.899334	-14.42%	0
2017	20.580354	20.915820	1.63%	0
2016	16.586156	20.580354	24.08%	0
2015	18.124225	16.586156	-8.49%	0
2014	18.753232	18.124225	-3.35%	0
2013	13.988724	18.753232	34.06%	0
2012	11.944696	13.988724	17.11%	0
2011	12.776819	11.944696	-6.51%	0
2010	10.696463	12.776819	19.45%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.695528	21.972012	24.17%	0
2018	20.751258	17.695528	-14.73%	0
2017	18.620823	20.751258	11.44%	0
2016	14.989393	18.620823	24.23%	0
2015	16.410252	14.989393	-8.66%	0
2014	16.593679	16.410252	-1.11%	0
2013	12.700044	16.593679	30.66%	0
2012	11.065514	12.700044	14.77%	0
2011	12.205711	11.065514	-9.34%	0
2010	10.572795	12.205711	15.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.395720	20.194180	23.17%	0
2018	18.654728	16.395720	-12.11%	0
2017	15.553306	18.654728	19.94%	0
2016	13.987718	15.553306	11.19%	0
2015	14.460399	13.987718	-3.27%	0
2014	13.561901	14.460399	6.63%	0
2013	9.791090	13.561901	38.51%	0
2012	8.956469	9.791090	9.32%	0
2011	9.321516	8.956469	-3.92%	0
2010	7.311100	9.321516	27.50%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.486826	22.950368	31.24%	0
2018	18.518827	17.486826	-5.57%	0
2017	14.523077	18.518827	27.51%	0
2016	13.629961	14.523077	6.55%	0
2015	13.184249	13.629961	3.38%	0
2014	11.674439	13.184249	12.93%	0
2013	9.286846	11.674439	25.71%	0
2012	8.559675	9.286846	8.50%	0
2011	9.128516	8.559675	-6.23%	0
2010	7.985284	9.128516	14.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.063144	22.868290	34.02%	0
2018	18.068290	17.063144	-5.56%	0
2017	14.477434	18.068290	24.80%	0
2016	14.444498	14.477434	0.23%	0
2015	14.036526	14.444498	2.91%	0
2014	13.208261	14.036526	6.27%	0
2013	9.617495	13.208261	37.34%	0
2012*	10.000000	9.617495	-3.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.328160	25.841461	33.70%	0
2018	20.523370	19.328160	-5.82%	0
2017	16.485328	20.523370	24.49%	0
2016	16.488277	16.485328	-0.02%	0
2015	16.061834	16.488277	2.66%	0
2014	15.151922	16.061834	6.01%	0
2013	11.059718	15.151922	37.00%	0
2012	9.952580	11.059718	11.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.837339	22.543801	26.39%	0
2018	20.091212	17.837339	-11.22%	0
2017	18.113541	20.091212	10.92%	0
2016	16.761749	18.113541	8.06%	0
2015	18.151229	16.761749	-7.66%	0
2014	17.126513	18.151229	5.98%	0
2013	13.521080	17.126513	26.67%	0
2012	12.115752	13.521080	11.60%	0
2011	12.370328	12.115752	-2.06%	0
2010	11.521675	12.370328	7.37%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.693124	16.152232	17.96%	0
2018	15.441905	13.693124	-11.32%	0
2017	14.190687	15.441905	8.82%	0
2016	12.577172	14.190687	12.83%	0
2015	13.135168	12.577172	-4.25%	0
2014	12.292644	13.135168	6.85%	0
2013	10.020053	12.292644	22.68%	0
2012	9.082765	10.020053	10.32%	0
2011*	10.000000	9.082765	-9.17%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.113362	14.601467	20.54%	0
2018	13.172333	12.113362	-8.04%	0
2017	11.888953	13.172333	10.79%	0
2016	11.888357	11.888953	0.01%	0
2015	12.313274	11.888357	-3.45%	0
2014	10.961833	12.313274	12.33%	0
2013	10.890080	10.961833	0.66%	0
2012	8.673717	10.890080	25.55%	0
2011	9.466571	8.673717	-8.38%	0
2010	8.219973	9.466571	15.17%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.208975	26.242276	29.85%	0
2018	20.438915	20.208975	-1.13%	0
2017	18.005185	20.438915	13.52%	0
2016	20.749880	18.005185	-13.23%	0
2015	20.524212	20.749880	1.10%	0
2014	17.500720	20.524212	17.28%	0
2013	12.706266	17.500720	37.73%	0
2012	10.724798	12.706266	18.48%	0
2011	10.527408	10.724798	1.88%	0
2010	10.202152	10.527408	3.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.495765	24.564994	26.00%	0
2018	23.400555	19.495765	-16.69%	0
2017	19.411489	23.400555	20.55%	0
2016	19.896412	19.411489	-2.44%	0
2015	20.789729	19.896412	-4.30%	0
2014	21.143988	20.789729	-1.68%	0
2013	18.128500	21.143988	16.63%	0
2012	16.012203	18.128500	13.22%	0
2011	17.519499	16.012203	-8.60%	0
2010	15.839285	17.519499	10.61%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	17.679474	23.597251	33.47%	0
2018	19.138898	17.679474	-7.63%	0
2017	15.396739	19.138898	24.30%	0
2016	16.063892	15.396739	-4.15%	0
2015	15.830773	16.063892	1.47%	0
2014	13.997050	15.830773	13.10%	0
2013	11.008651	13.997050	27.15%	0
2012	9.843953	11.008651	11.83%	0
2011	10.161202	9.843953	-3.12%	0
2010	9.476066	10.161202	7.23%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	17.126867	23.391240	36.58%	0
2018	18.610525	17.126867	-7.97%	0
2017	14.744026	18.610525	26.22%	0
2016	14.700930	14.744026	0.29%	0
2015	14.071373	14.700930	4.47%	0
2014	13.573469	14.071373	3.67%	0
2013	10.185228	13.573469	33.27%	0
2012	8.925583	10.185228	14.11%	0
2011	9.008648	8.925583	-0.92%	0
2010	7.211620	9.008648	24.92%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	19.046514	24.598994	29.15%	6,192
2018	22.388465	19.046514	-14.93%	6,192
2017	16.715158	22.388465	33.94%	6,192
2016	17.041401	16.715158	-1.91%	6,192
2015	16.729388	17.041401	1.87%	6,705
2014	16.688294	16.729388	0.25%	6,192
2013	13.376098	16.688294	24.76%	6,192
2012	11.256068	13.376098	18.83%	7,032
2011	12.523657	11.256068	-10.12%	7,049
2010	11.019713	12.523657	13.65%	7,049
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.761726	10.600034	8.59%	0
2018	10.420312	9.761726	-6.32%	0
2017	10.004805	10.420312	4.15%	0
2016	9.582391	10.004805	4.41%	0
2015	10.004117	9.582391	-4.22%	0
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.461748	10.610462	25.39%	0
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	16.716389	21.637701	29.44%	1,017
2018	18.520092	16.716389	-9.74%	1,022
2017	16.163665	18.520092	14.58%	1,022
2016	14.776033	16.163665	9.39%	1,023
2015	14.591918	14.776033	1.26%	1,027
2014	13.450085	14.591918	8.49%	1,031
2013	10.415152	13.450085	29.14%	1,035
2012	9.093891	10.415152	14.53%	1,040
2011	9.280428	9.093891	-2.01%	1,192
2010	8.155925	9.280428	13.79%	1,191

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.830788	20.860375	23.94%	0
2018	19.153745	16.830788	-12.13%	0
2017	17.119914	19.153745	11.88%	0
2016	14.796953	17.119914	15.70%	0
2015	16.045542	14.796953	-7.78%	0
2014	14.627419	16.045542	9.69%	0
2013	10.584408	14.627419	38.20%	0
2012	9.154303	10.584408	15.62%	0
2011	9.552086	9.154303	-4.16%	0
2010	7.898185	9.552086	20.94%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.060960	28.715038	19.34%	0
2018	25.967220	24.060960	-7.34%	0
2017	22.402024	25.967220	15.91%	0
2016	23.460493	22.402024	-4.51%	0
2015	26.119496	23.460493	-10.18%	0
2014	28.134016	26.119496	-7.16%	0
2013	22.942148	28.134016	22.63%	0
2012	19.644363	22.942148	16.79%	0
2011	21.601112	19.644363	-9.06%	0
2010	20.282095	21.601112	6.50%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.255630	26.431151	8.97%	0
2018	25.288215	24.255630	-4.08%	0
2017	24.187426	25.288215	4.55%	0
2016	21.241296	24.187426	13.87%	0
2015	23.182900	21.241296	-8.38%	0
2014	23.213835	23.182900	-0.13%	0
2013	21.436757	23.213835	8.29%	0
2012	18.438156	21.436757	16.26%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.211526	35.433415	35.18%	0
2018	26.765173	26.211526	-2.07%	0
2017	21.521275	26.765173	24.37%	0
2016	20.693732	21.521275	4.00%	0
2015	22.411538	20.693732	-7.66%	0
2014	21.200552	22.411538	5.71%	0
2013	16.648732	21.200552	27.34%	0
2012	14.960619	16.648732	11.28%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	18.789996	25.200301	34.12%	402
2018	18.851661	18.789996	-0.33%	402
2017	14.796697	18.851661	27.40%	402
2016	14.810158	14.796697	-0.09%	402
2015	13.500757	14.810158	9.70%	1,945
2014	12.700809	13.500757	6.30%	1,896
2013	9.901662	12.700809	28.27%	1,896
2012	8.157818	9.901662	21.38%	1,896
2011	8.944913	8.157818	-8.80%	2,066
2010	8.571948	8.944913	4.35%	2,066
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	11.004393	15.617885	41.92%	0
2018	11.129105	11.004393	-1.12%	0
2017	7.835961	11.129105	42.03%	0
2016	7.022662	7.835961	11.58%	0
2015	6.847852	7.022662	2.55%	0
2014	6.390247	6.847852	7.16%	0
2013	4.816125	6.390247	32.68%	0
2012	4.124776	4.816125	16.76%	0
2011	4.607728	4.124776	-10.48%	0
2010	3.779583	4.607728	21.91%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.858059	12.241042	24.17%	0
2018	11.854909	9.858059	-16.84%	0
2017	9.247410	11.854909	28.20%	0
2016	10.114056	9.247410	-8.57%	0
2015	11.316986	10.114056	-10.63%	0
2014	13.137952	11.316986	-13.86%	1,199
2013	11.730689	13.137952	12.00%	1,199
2012	10.576619	11.730689	10.91%	1,199
2011	15.950368	10.576619	-33.69%	0
2010	13.018580	15.950368	22.52%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	24.462895	30.389357	24.23%	0
2018	28.316785	24.462895	-13.61%	0
2017	25.397087	28.316785	11.50%	0
2016	22.593700	25.397087	12.41%	0
2015	23.683712	22.593700	-4.60%	0
2014	20.995219	23.683712	12.81%	0
2013	16.192958	20.995219	29.66%	0
2012	13.727029	16.192958	17.96%	0
2011	13.710318	13.727029	0.12%	0
2010	11.332034	13.710318	20.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.723050	10.099479	15.78%	0
2018	10.930546	8.723050	-20.20%	0
2017	8.725007	10.930546	25.28%	0
2016	7.370845	8.725007	18.37%	0
2015	9.408359	7.370845	-21.66%	0
2014*	10.000000	9.408359	-5.92%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	23.173560	32.083854	38.45%	0
2018	24.062521	23.173560	-3.69%	0
2017	19.434524	24.062521	23.81%	0
2016	18.226336	19.434524	6.63%	0
2015	19.006175	18.226336	-4.10%	0
2014	20.965440	19.006175	-9.35%	0
2013	15.148880	20.965440	38.40%	0
2012	12.786620	15.148880	18.47%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.197898	28.172713	26.92%	0
2018	25.270867	22.197898	-12.16%	0
2017	21.973014	25.270867	15.01%	0
2016	19.705535	21.973014	11.51%	0
2015	20.297285	19.705535	-2.92%	0
2014	18.794057	20.297285	8.00%	0
2013	14.143046	18.794057	32.89%	0
2012	12.454305	14.143046	13.56%	0
2011	12.767506	12.454305	-2.45%	0
2010	11.714012	12.767506	8.99%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	0
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.509174	13.592815	8.66%	0
2018	12.849570	12.509174	-2.65%	0
2017	12.340625	12.849570	4.12%	0
2016	11.866593	12.340625	3.99%	0
2015	12.188134	11.866593	-2.64%	0
2014	11.531076	12.188134	5.70%	0
2013	11.803837	11.531076	-2.31%	0
2012	11.006286	11.803837	7.25%	0
2011	10.629933	11.006286	3.54%	0
2010	10.123518	10.629933	5.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	30.613014	34.276555	11.97%	0
2018	33.573098	30.613014	-8.82%	0
2017	31.224381	33.573098	7.52%	0
2016	28.818119	31.224381	8.35%	0
2015	29.738111	28.818119	-3.09%	0
2014	29.481963	29.738111	0.87%	0
2013	32.968477	29.481963	-10.58%	323
2012	28.520232	32.968477	15.60%	323
2011	27.188555	28.520232	4.90%	331
2010	25.279702	27.188555	7.55%	331
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	15.069215	17.392173	15.42%	0
2018	16.448340	15.069215	-8.38%	0
2017	14.454548	16.448340	13.79%	0
2016	13.969665	14.454548	3.47%	0
2015	15.228746	13.969665	-8.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.419156	18.251223	18.37%	4,546
2018	16.560184	15.419156	-6.89%	4,546
2017	14.592513	16.560184	13.48%	4,546
2016	13.660106	14.592513	6.83%	4,546
2015	13.803048	13.660106	-1.04%	0
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	2,253
2010	9.017389	9.899139	9.78%	2,328
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.683982	11.410890	6.80%	0
2018	11.021538	10.683982	-3.06%	0
2017	10.895891	11.021538	1.15%	0
2016	10.830583	10.895891	0.60%	0
2015	11.077207	10.830583	-2.23%	0
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	485
2010	10.186610	10.580908	3.87%	485
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.051206	22.521887	32.08%	0
2018	19.211474	17.051206	-11.24%	0
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	0
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.976362	24.229146	27.68%	0
2018	19.493829	18.976362	-2.65%	0
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.769745	19.421057	23.15%	0
2018	16.452943	15.769745	-4.15%	0
2017	13.768617	16.452943	19.50%	0
2016	12.646627	13.768617	8.87%	0
2015	12.766017	12.646627	-0.94%	0
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	665
2010	7.586684	8.251065	8.76%	665
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.124370	17.250738	6.99%	46
2018	16.850418	16.124370	-4.31%	42
2017	16.169563	16.850418	4.21%	46
2016	15.185556	16.169563	6.48%	43
2015	15.956692	15.185556	-4.83%	45
2014	15.673625	15.956692	1.81%	46
2013	16.175385	15.673625	-3.10%	49
2012	14.704943	16.175385	10.00%	41
2011	14.215605	14.704943	3.44%	239
2010	13.116880	14.215605	8.38%	214
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	15.262426	19.042249	24.77%	193
2018	16.794352	15.262426	-9.12%	193
2017	14.522533	16.794352	15.64%	193
2016	12.569721	14.522533	15.54%	193
2015	13.688536	12.569721	-8.17%	193
2014	12.794837	13.688536	6.98%	193
2013	9.625333	12.794837	32.93%	193
2012	8.291269	9.625333	16.09%	193
2011	8.661552	8.291269	-4.28%	193
2010	7.634110	8.661552	13.46%	193
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.455637	11.777909	12.65%	0
2018	11.657783	10.455637	-10.31%	0
2017	10.043551	11.657783	16.07%	0
2016*	10.000000	10.043551	0.44%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.254247	20.526211	12.45%	0
2018	19.204820	18.254247	-4.95%	0
2017	18.355364	19.204820	4.63%	0
2016	16.406334	18.355364	11.88%	0
2015	17.189390	16.406334	-4.56%	0
2014	17.103980	17.189390	0.50%	0
2013	16.300216	17.103980	4.93%	0
2012	14.520025	16.300216	12.26%	0
2011	14.270818	14.520025	1.75%	0
2010	12.869095	14.270818	10.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.640784	19.630849	25.51%	0
2018	16.760625	15.640784	-6.68%	0
2017	13.697209	16.760625	22.37%	0
2016	12.302533	13.697209	11.34%	0
2015	12.690631	12.302533	-3.06%	0
2014	12.147937	12.690631	4.47%	0
2013	8.618906	12.147937	40.95%	0
2012	7.520993	8.618906	14.60%	0
2011	8.683086	7.520993	-13.38%	165
2010	7.664030	8.683086	13.30%	165
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.472628	15.656261	25.52%	0
2018	13.399653	12.472628	-6.92%	0
2017	10.958843	13.399653	22.27%	0
2016*	10.000000	10.958843	9.59%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.475601	21.498483	30.49%	37
2018	20.126193	16.475601	-18.14%	42
2017	16.327519	20.126193	23.27%	39
2016	17.020979	16.327519	-4.07%	43
2015	17.454167	17.020979	-2.48%	41
2014	17.991813	17.454167	-2.99%	42
2013	15.127276	17.991813	18.94%	0
2012	13.316946	15.127276	13.59%	0
2011	14.985199	13.316946	-11.13%	0
2010	13.396797	14.985199	11.86%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.888694	21.401504	26.72%	0
2018	17.235887	16.888694	-2.01%	0
2017	14.591794	17.235887	18.12%	0
2016	13.366414	14.591794	9.17%	0
2015	13.512812	13.366414	-1.08%	0
2014	12.294997	13.512812	9.90%	0
2013	9.569504	12.294997	28.48%	0
2012	8.549926	9.569504	11.92%	0
2011	8.678156	8.549926	-1.48%	0
2010	7.805339	8.678156	11.18%	329
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.859374	15.621755	21.48%	0
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.313123	14.019213	13.86%	0
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.320809	12.278250	8.46%	0
2018	11.862176	11.320809	-4.56%	0
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	2,662
2010	8.437446	9.369473	11.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.240240	14.595623	10.24%	0
2018	16.026557	13.240240	-17.39%	0
2017	13.325336	16.026557	20.27%	0
2016	13.446598	13.325336	-0.90%	0
2015	14.278380	13.446598	-5.83%	0
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	12.015919	12.828744	6.76%	0
2018	12.314130	12.015919	-2.42%	0
2017	12.035550	12.314130	2.31%	0
2016	11.657270	12.035550	3.25%	0
2015	11.981478	11.657270	-2.71%	0
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.135711	11.896377	17.37%	0
2018	11.516841	10.135711	-11.99%	0
2017	9.968341	11.516841	15.53%	0
2016	9.131374	9.968341	9.17%	0
2015*	10.000000	9.131374	-8.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.021570	11.541177	15.16%	0
2018	11.094703	10.021570	-9.67%	0
2017	9.944872	11.094703	11.56%	0
2016	9.329163	9.944872	6.60%	0
2015*	10.000000	9.329163	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	18.727758	22.564472	20.49%	0
2018	23.143194	18.727758	-19.08%	0
2017	16.687827	23.143194	38.68%	0
2016	15.807564	16.687827	5.57%	0
2015	19.201922	15.807564	-17.68%	0
2014	20.735741	19.201922	-7.40%	816
2013	21.002350	20.735741	-1.27%	0
2012	18.283885	21.002350	14.87%	0
2011	24.034266	18.283885	-23.93%	0
2010	21.109627	24.034266	13.85%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	14.094345	14.678571	4.15%	1,060
2018	14.390488	14.094345	-2.06%	1,080
2017	14.383553	14.390488	0.05%	1,108
2016	14.568228	14.383553	-1.27%	1,076
2015	14.881744	14.568228	-2.11%	1,058
2014	14.521928	14.881744	2.48%	1,102
2013	15.444688	14.521928	-5.97%	1,094
2012	15.293190	15.444688	0.99%	948
2011	14.548864	15.293190	5.12%	922
2010	14.168257	14.548864	2.69%	964

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.152098	9.128831	-0.25%	0
2018	9.211811	9.152098	-0.65%	0
2017	9.359836	9.211811	-1.58%	0
2016	9.549594	9.359836	-1.99%	936
2015	9.744479	9.549594	-2.00%	1,009
2014	9.943344	9.744479	-2.00%	1,084
2013	10.146268	9.943344	-2.00%	1,160
2012	10.353903	10.146268	-2.01%	1,237
2011	10.564607	10.353903	-1.99%	1,426
2010	10.780194	10.564607	-2.00%	1,505
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.204950	14.247918	16.74%	0
2018	14.573294	12.204950	-16.25%	0
2017	11.666831	14.573294	24.91%	0
2016	11.801716	11.666831	-1.14%	0
2015	12.422387	11.801716	-5.00%	0
2014	12.733029	12.422387	-2.44%	0
2013	11.026472	12.733029	15.48%	0
2012	9.732887	11.026472	13.29%	0
2011	11.005924	9.732887	-11.57%	0
2010	9.912831	11.005924	11.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.041989	10.739914	18.78%	0
2018	10.745624	9.041989	-15.85%	0
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	19.058624	23.110048	21.26%	0
2018	21.339427	19.058624	-10.69%	0
2017	18.385278	21.339427	16.07%	0
2016	17.136930	18.385278	7.28%	0
2015	17.662989	17.136930	-2.98%	0
2014	17.167600	17.662989	2.89%	0
2013	13.766733	17.167600	24.70%	0
2012	12.120737	13.766733	13.58%	0
2011	12.873740	12.120737	-5.85%	0
2010	11.459829	12.873740	12.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.094244	21.268322	17.54%	1,144
2018	19.743144	18.094244	-8.35%	1,209
2017	17.546474	19.743144	12.52%	1,287
2016	16.617463	17.546474	5.59%	1,355
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.937783	13.887738	7.34%	0
2018	13.445767	12.937783	-3.78%	0
2017	12.981680	13.445767	3.57%	0
2016	12.704212	12.981680	2.18%	0
2015	12.929262	12.704212	-1.74%	0
2014	12.699091	12.929262	1.81%	0
2013	12.360994	12.699091	2.74%	0
2012	11.993165	12.360994	3.07%	0
2011	11.888897	11.993165	0.88%	0
2010	11.456393	11.888897	3.78%	134
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.596552	19.150826	15.39%	1,709
2018	17.957156	16.596552	-7.58%	1,709
2017	16.225150	17.957156	10.67%	1,709
2016	15.451636	16.225150	5.01%	1,709
2015	15.819940	15.451636	-2.33%	3,246
2014	15.347604	15.819940	3.08%	3,329
2013	13.428010	15.347604	14.30%	3,411
2012	12.365707	13.428010	8.59%	3,486
2011	12.622630	12.365707	-2.04%	1,709
2010	11.612729	12.622630	8.70%	1,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.209163	21.740254	19.39%	0
2018	20.139018	18.209163	-9.58%	0
2017	17.611420	20.139018	14.35%	0
2016	16.564865	17.611420	6.32%	0
2015	17.027219	16.564865	-2.72%	0
2014	16.554128	17.027219	2.86%	0
2013	13.803057	16.554128	19.93%	0
2012	12.381649	13.803057	11.48%	0
2011	12.908341	12.381649	-4.08%	0
2010	11.673406	12.908341	10.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.985175	16.665564	11.21%	0
2018	15.885558	14.985175	-5.67%	0
2017	14.841706	15.885558	7.03%	0
2016	14.326702	14.841706	3.59%	0
2015	14.623565	14.326702	-2.03%	5,925
2014	14.246780	14.623565	2.64%	5,925
2013	13.156709	14.246780	8.29%	5,925
2012	12.426760	13.156709	5.87%	5,925
2011	12.423540	12.426760	0.03%	6,310
2010	11.682071	12.423540	6.35%	8,314
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.723297	7.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.246482	22.061624	27.92%	0
2018	18.159260	17.246482	-5.03%	0
2017	14.230437	18.159260	27.61%	0
2016	14.208899	14.230437	0.15%	0
2015	14.017466	14.208899	1.37%	1,554
2014	12.951886	14.017466	8.23%	1,562
2013	9.808505	12.951886	32.05%	1,564
2012	8.602247	9.808505	14.02%	1,566
2011	9.040153	8.602247	-4.84%	2,096
2010	7.985874	9.040153	13.20%	2,047
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.853926	12.654684	16.59%	0
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.180922	14.561479	19.54%	0
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.614420	37.241964	34.86%	2,372
2018	28.544559	27.614420	-3.26%	2,372
2017	22.876902	28.544559	24.77%	2,493
2016	22.524297	22.876902	1.57%	2,493
2015	21.870124	22.524297	2.99%	2,723
2014	20.511466	21.870124	6.62%	2,705
2013	15.310433	20.511466	33.97%	2,705
2012	13.163853	15.310433	16.31%	3,194
2011	13.738825	13.163853	-4.19%	3,194
2010	12.885161	13.738825	6.63%	3,680
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.934235	28.533626	24.41%	2,632
2018	25.818713	22.934235	-11.17%	2,656
2017	24.241045	25.818713	6.51%	2,710
2016	20.536878	24.241045	18.04%	2,714
2015	21.892057	20.536878	-6.19%	3,189
2014	19.748112	21.892057	10.86%	2,790
2013	15.277553	19.748112	29.26%	3,393
2012	13.596465	15.277553	12.36%	4,105
2011	13.784241	13.596465	-1.36%	4,238
2010	12.396292	13.784241	11.20%	4,499

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	34.020409	41.892267	23.14%	722
2018	39.179082	34.020409	-13.17%	736
2017	34.527999	39.179082	13.47%	879
2016	29.288173	34.527999	17.89%	913
2015	30.663002	29.288173	-4.48%	948
2014	28.595030	30.663002	7.23%	978
2013	21.930639	28.595030	30.39%	1,010
2012	19.050505	21.930639	15.12%	1,080
2011	19.946031	19.050505	-4.49%	1,175
2010	16.127113	19.946031	23.68%	1,414
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.423042	9.620647	14.22%	237
2018	10.376907	8.423042	-18.83%	237
2017	8.613398	10.376907	20.47%	237
2016	8.352262	8.613398	3.13%	237
2015	8.982632	8.352262	-7.02%	237
2014*	10.000000	8.982632	-10.17%	237
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.725208	20.554396	22.89%	0
2018	19.305081	16.725208	-13.36%	0
2017	17.197726	19.305081	12.25%	0
2016	15.081806	17.197726	14.03%	0
2015	15.890381	15.081806	-5.09%	576
2014	14.671502	15.890381	8.31%	629
2013	11.053527	14.671502	32.73%	629
2012	9.574406	11.053527	15.45%	629
2011	10.374280	9.574406	-7.71%	750
2010*	10.000000	10.374280	3.74%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.660176	16.746943	22.60%	0
2018	15.804534	13.660176	-13.57%	0
2017	14.100960	15.804534	12.08%	0
2016	12.398508	14.100960	13.73%	0
2015	13.101821	12.398508	-5.37%	0
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.321599	21.023125	21.37%	0
2018	20.354997	17.321599	-14.90%	0
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	547
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	23.028001	30.626919	33.00%	0
2018	25.527720	23.028001	-9.79%	0
2017	20.850099	25.527720	22.43%	0
2016	19.643091	20.850099	6.14%	0
2015	19.893584	19.643091	-1.26%	0
2014	19.744484	19.893584	0.76%	0
2013	13.962945	19.744484	41.41%	0
2012	12.560694	13.962945	11.16%	0
2011	12.900163	12.560694	-2.63%	108
2010	10.492921	12.900163	22.94%	108
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	34.163799	39.842120	16.62%	469
2018	41.982804	34.163799	-18.62%	465
2017	39.277276	41.982804	6.89%	464
2016	31.823721	39.277276	23.42%	477
2015	34.554341	31.823721	-7.90%	504
2014	32.946018	34.554341	4.88%	519
2013	23.944287	32.946018	37.59%	531
2012	20.286380	23.944287	18.03%	592
2011	21.805256	20.286380	-6.97%	863
2010	17.574266	21.805256	24.07%	1,043
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	33.696713	41.492592	23.14%	230
2018	39.361640	33.696713	-14.39%	234
2017	35.389384	39.361640	11.22%	242
2016	29.397382	35.389384	20.38%	256
2015	30.496075	29.397382	-3.60%	274
2014	30.866912	30.496075	-1.20%	293
2013	22.352655	30.866912	38.09%	292
2012	19.748357	22.352655	13.19%	333
2011	21.336733	19.748357	-7.44%	342
2010	17.372989	21.336733	22.82%	348

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.452190	20.316415	23.49%	0
2018	17.821930	16.452190	-7.69%	0
2017	15.330256	17.821930	16.25%	0
2016	14.205771	15.330256	7.92%	0
2015	14.542793	14.205771	-2.32%	0
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.198718	16.906080	28.09%	1,282
2018	14.019586	13.198718	-5.86%	1,282
2017	13.432134	14.019586	4.37%	1,629
2016	12.767197	13.432134	5.21%	1,629
2015	13.765245	12.767197	-7.25%	2,101
2014	10.898073	13.765245	26.31%	1,629
2013	10.791865	10.898073	0.98%	1,629
2012	9.511101	10.791865	13.47%	1,629
2011	9.112388	9.511101	4.38%	1,980
2010	7.142400	9.112388	27.58%	2,525
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.432075	19.787517	28.22%	0
2018	16.555660	15.432075	-6.79%	0
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.704021	9.898645	2.01%	0
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.759664	16.850241	22.46%	0
2018	15.838845	13.759664	-13.13%	0
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.414555	22.079117	34.51%	219
2018	17.983649	16.414555	-8.73%	226
2017	14.364967	17.983649	25.19%	225
2016	13.767198	14.364967	4.34%	231
2015	14.074245	13.767198	-2.18%	498
2014	13.804503	14.074245	1.95%	1,097
2013	10.137866	13.804503	36.17%	1,100
2012	9.003383	10.137866	12.60%	1,108
2011	9.592494	9.003383	-6.14%	1,353
2010	7.718150	9.592494	24.28%	2,087
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.919578	14.177075	29.83%	0
2018	11.925894	10.919578	-8.44%	0
2017	9.768980	11.925894	22.08%	0
2016	9.569546	9.768980	2.08%	0
2015*	10.000000	9.569546	-4.30%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.312999	9.463226	1.61%	0
2018	9.408072	9.312999	-1.01%	0
2017	9.514745	9.408072	-1.12%	0
2016	9.591448	9.514745	-0.80%	0
2015	9.769242	9.591448	-1.82%	0
2014	9.908186	9.769242	-1.40%	0
2013	10.048421	9.908186	-1.40%	0
2012	9.802585	10.048421	2.51%	0
2011	9.973279	9.802585	-1.71%	0
2010	9.665959	9.973279	3.18%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.585890	26.630011	23.37%	0
2018	23.366969	21.585890	-7.62%	0
2017	20.132134	23.366969	16.07%	0
2016	18.697840	20.132134	7.67%	0
2015	19.168302	18.697840	-2.45%	0
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.284640	11.555773	12.36%	0
2018	11.027824	10.284640	-6.74%	0
2017	10.249807	11.027824	7.59%	0
2016	9.237809	10.249807	10.95%	0
2015	9.654692	9.237809	-4.32%	0
2014*	10.000000	9.654692	-3.45%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.572733	10.767836	1.85%	0
2018	10.764172	10.572733	-1.78%	0
2017	10.847411	10.764172	-0.77%	0
2016	10.925600	10.847411	-0.72%	0
2015	11.125344	10.925600	-1.80%	0
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.287713	13.057713	6.27%	0
2018	12.823662	12.287713	-4.18%	0
2017	12.622417	12.823662	1.59%	0
2016	12.244226	12.622417	3.09%	0
2015	12.841428	12.244226	-4.65%	0
2014	12.710568	12.841428	1.03%	0
2013	14.286838	12.710568	-11.03%	0
2012	13.405580	14.286838	6.57%	0
2011	12.249084	13.405580	9.44%	0
2010	11.561275	12.249084	5.95%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.229289	15.109786	6.19%	0
2018	14.599504	14.229289	-2.54%	0
2017	14.197877	14.599504	2.83%	0
2016	14.107928	14.197877	0.64%	0
2015	14.333426	14.107928	-1.57%	0
2014	14.026857	14.333426	2.19%	0
2013	14.598611	14.026857	-3.92%	0
2012	13.592437	14.598611	7.40%	0
2011	13.386511	13.592437	1.54%	0
2010	12.634615	13.386511	5.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.351959	10.981607	6.08%	0
2018	10.631909	10.351959	-2.63%	0
2017	10.349729	10.631909	2.73%	0
2016	10.294407	10.349729	0.54%	0
2015	10.469358	10.294407	-1.67%	0
2014	10.255615	10.469358	2.08%	0
2013	10.684266	10.255615	-4.01%	0
2012	9.956927	10.684266	7.30%	0
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.624025	11.803886	22.65%	0
2018	12.142553	9.624025	-20.74%	0
2017	9.787905	12.142553	24.06%	0
2016*	10.000000	9.787905	-2.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.525576	13.503366	17.16%	0
2018	12.931949	11.525576	-10.88%	0
2017	12.544690	12.931949	3.09%	0
2016	10.692281	12.544690	17.32%	0
2015	12.463274	10.692281	-14.21%	0
2014	13.189672	12.463274	-5.51%	0
2013	11.124184	13.189672	18.57%	0
2012	10.549478	11.124184	5.45%	0
2011	12.246420	10.549478	-13.86%	0
2010	9.615263	12.246420	27.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.880627	41.448487	26.06%	379
2018	33.270396	32.880627	-1.17%	379
2017	26.665728	33.270396	24.77%	379
2016	30.474032	26.665728	-12.50%	379
2015	27.648118	30.474032	10.22%	671
2014	21.499141	27.648118	28.60%	379
2013	14.575218	21.499141	47.50%	379
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	29.449830	37.691197	27.98%	0
2018	39.280243	29.449830	-25.03%	0
2017	26.536210	39.280243	48.03%	0
2016	27.048491	26.536210	-1.89%	0
2015	32.091212	27.048491	-15.71%	0
2014	32.882748	32.091212	-2.41%	0
2013	29.953287	32.882748	9.78%	0
2012	23.546922	29.953287	27.21%	0
2011	32.354465	23.546922	-27.22%	0
2010	26.027990	32.354465	24.31%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	0
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	18.560358	20.348040	9.63%	0
2018	26.409579	18.560358	-29.72%	0
2017	27.412482	26.409579	-3.66%	0
2016	19.462968	27.412482	40.84%	0
2015	29.842302	19.462968	-34.78%	0
2014	37.643431	29.842302	-20.72%	0
2013	34.751027	37.643431	8.32%	0
2012	34.300605	34.751027	1.31%	0
2011	41.891129	34.300605	-18.12%	0
2010	33.075452	41.891129	26.65%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.545862	20.817693	25.82%	0
2018	19.476410	16.545862	-15.05%	0
2017	15.715027	19.476410	23.93%	0
2016	15.433628	15.715027	1.82%	0
2015	16.254807	15.433628	-5.05%	0
2014	15.051370	16.254807	8.00%	0
2013	11.467610	15.051370	31.25%	0
2012	10.063878	11.467610	13.95%	0
2011	11.021331	10.063878	-8.69%	0
2010	10.010378	11.021331	10.10%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.743274	7.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.865542	34.088626	22.33%	0
2018	28.070147	27.865542	-0.73%	0
2017	22.756738	28.070147	23.35%	0
2016	21.550422	22.756738	5.60%	0
2015	22.643000	21.550422	-4.83%	270
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.246249	12.694595	12.88%	0
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.619819	8.716731	14.40%	0
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.959214	30.487673	17.44%	0
2018	31.292088	25.959214	-17.04%	0
2017	28.307521	31.292088	10.54%	0
2016	23.157026	28.307521	22.24%	0
2015	25.069211	23.157026	-7.63%	0
2014	23.492271	25.069211	6.71%	0
2013	17.425527	23.492271	34.82%	0
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.835306	12.624738	6.67%	0
2018	12.434893	11.835306	-4.82%	0
2017	12.244819	12.434893	1.55%	0
2016	11.975000	12.244819	2.25%	0
2015	12.535054	11.975000	-4.47%	0
2014	12.388608	12.535054	1.18%	0
2013	13.819776	12.388608	-10.36%	0
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	16.604916	20.159834	21.41%	3,466
2018	18.204690	16.604916	-8.79%	3,466
2017	15.424557	18.204690	18.02%	3,466
2016	13.875483	15.424557	11.16%	3,466
2015	15.009538	13.875483	-7.56%	3,466
2014	13.620602	15.009538	10.20%	3,410
2013	10.238063	13.620602	33.04%	3,167
2012	9.109655	10.238063	12.39%	2,883
2011	9.019218	9.109655	1.00%	2,550
2010	8.066661	9.019218	11.81%	2,195

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.626116	15.882219	25.79%	0
2018	15.206633	12.626116	-16.97%	0
2017	11.831566	15.206633	28.53%	0
2016	12.781297	11.831566	-7.43%	0
2015	12.950631	12.781297	-1.31%	0
2014	13.992254	12.950631	-7.44%	0
2013	11.669681	13.992254	19.90%	0
2012	9.833497	11.669681	18.67%	0
2011	11.413493	9.833497	-13.84%	0
2010	10.284942	11.413493	10.97%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.271985	25.644725	26.50%	0
2018	23.746923	20.271985	-14.63%	0
2017	21.704260	23.746923	9.41%	0
2016	18.035184	21.704260	20.34%	0
2015	18.680321	18.035184	-3.45%	0
2014	16.380956	18.680321	14.04%	0
2013	12.852911	16.380956	27.45%	0
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	23.556878	29.311973	24.43%	0
2018	26.475489	23.556878	-11.02%	0
2017	24.853847	26.475489	6.52%	0
2016	21.059478	24.853847	18.02%	0
2015	22.369168	21.059478	-5.85%	0
2014	20.195665	22.369168	10.76%	0
2013	15.652198	20.195665	29.03%	0
2012	13.947581	15.652198	12.22%	0
2011	14.095894	13.947581	-1.05%	0
2010	12.687633	14.095894	11.10%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.113444	11.378401	12.51%	0
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.614665	10.279003	6.91%	0
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.430957	14.271368	24.85%	0
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.602515	16.842785	15.34%	0
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	26.150475	31.304118	19.71%	0
2018	29.333933	26.150475	-10.85%	0
2017	26.641624	29.333933	10.11%	0
2016	21.632184	26.641624	23.16%	0
2015	22.611732	21.632184	-4.33%	0
2014	21.960288	22.611732	2.97%	0
2013	15.932648	21.960288	37.83%	0
2012	14.054432	15.932648	13.36%	0
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.121656	21.909194	27.96%	0
2018	18.331825	17.121656	-6.60%	0
2017	15.397678	18.331825	19.06%	0
2016	14.071634	15.397678	9.42%	0
2015	14.208836	14.071634	-0.97%	0
2014	12.789300	14.208836	11.10%	0
2013	9.889451	12.789300	29.32%	0
2012	8.723932	9.889451	13.36%	0
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	13.036046	17.156074	31.60%	0
2018	13.923371	13.036046	-6.37%	0
2017	12.324131	13.923371	12.98%	0
2016	11.398878	12.324131	8.12%	0
2015	12.021520	11.398878	-5.18%	0
2014	10.817816	12.021520	11.13%	0
2013	8.220749	10.817816	31.59%	0
2012	7.495619	8.220749	9.67%	0
2011	7.583811	7.495619	-1.16%	12
2010	6.743326	7.583811	12.46%	12
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	16.701001	22.215149	33.02%	0
2018	18.307039	16.701001	-8.77%	0
2017	14.677255	18.307039	24.73%	0
2016	13.886005	14.677255	5.70%	0
2015	14.535446	13.886005	-4.47%	0
2014	13.728770	14.535446	5.88%	0
2013	11.573562	13.728770	18.62%	0
2012	10.700261	11.573562	8.16%	0
2011	10.020623	10.700261	6.78%	10
2010	8.871305	10.020623	12.96%	10
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.185161	19.306004	19.28%	0
2018	20.422030	16.185161	-20.75%	0
2017	16.721268	20.422030	22.13%	0
2016	14.581048	16.721268	14.68%	0
2015	15.233083	14.581048	-4.28%	0
2014	15.307896	15.233083	-0.49%	0
2013	10.520463	15.307896	45.51%	0
2012	8.909118	10.520463	18.09%	0
2011	10.557039	8.909118	-15.61%	0
2010	8.217900	10.557039	28.46%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.192522	16.504065	25.10%	0
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.119489	10.613689	4.88%	0
2018	10.341338	10.119489	-2.15%	0
2017	10.205840	10.341338	1.33%	0
2016	9.563324	10.205840	6.72%	0
2015	9.861315	9.563324	-3.02%	0
2014*	10.000000	9.861315	-1.39%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.768268	16.903616	7.20%	0
2018	16.196142	15.768268	-2.64%	0
2017	15.892799	16.196142	1.91%	0
2016	15.626887	15.892799	1.70%	0
2015	15.992891	15.626887	-2.29%	0
2014	15.730915	15.992891	1.67%	0
2013	15.895644	15.730915	-1.04%	0
2012	14.791148	15.895644	7.47%	0
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	28
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.203028	10.380550	26.55%	0
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.925990	15.822919	13.62%	0
2018	14.827690	13.925990	-6.08%	0
2017	13.396704	14.827690	10.68%	0
2016	12.990716	13.396704	3.13%	0
2015	13.304107	12.990716	-2.36%	0
2014	13.016409	13.304107	2.21%	0
2013	11.719259	13.016409	11.07%	0
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	14.039661	16.503483	17.55%	0
2018	15.246502	14.039661	-7.92%	0
2017	13.363528	15.246502	14.09%	0
2016	12.865054	13.363528	3.87%	0
2015	13.182640	12.865054	-2.41%	0
2014	12.858787	13.182640	2.52%	0
2013	11.321514	12.858787	13.58%	0
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.537283	17.710020	21.82%	0
2018	16.113823	14.537283	-9.78%	0
2017	13.615561	16.113823	18.35%	0
2016	13.048919	13.615561	4.34%	0
2015	13.366958	13.048919	-2.38%	0
2014	13.014059	13.366958	2.71%	0
2013	10.935522	13.014059	19.01%	0
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.052577	13.436756	21.57%	0
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	23.850793	30.709082	28.75%	0
2018	26.042336	23.850793	-8.42%	0
2017	21.833954	26.042336	19.27%	0
2016	20.655402	21.833954	5.71%	0
2015	20.970743	20.655402	-1.50%	0
2014	19.147081	20.970743	9.52%	0
2013	14.905277	19.147081	28.46%	0
2012	13.084129	14.905277	13.92%	0
2011	13.719206	13.084129	-4.63%	0
2010	11.959912	13.719206	14.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.555991	32.860977	28.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.068542	7.603859	7.57%	0
2018	9.593516	7.068542	-26.32%	0
2017	10.073309	9.593516	-4.76%	0
2016	7.702689	10.073309	30.78%	0
2015	9.923237	7.702689	-22.38%	0
2014	11.613773	9.923237	-14.56%	0
2013	9.550692	11.613773	21.60%	0
2012	9.310282	9.550692	2.58%	0
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.448013	20.513155	24.72%	0
2018	18.334462	16.448013	-10.29%	0
2017	16.592435	18.334462	10.50%	0
2016	14.366640	16.592435	15.49%	0
2015	15.292619	14.366640	-6.06%	0
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	9
2010	8.965123	10.106441	12.73%	100
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.383621	14.459763	27.02%	0
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.542325	24.175869	37.81%	0
2018	15.943223	17.542325	10.03%	0
2017	12.109879	15.943223	31.65%	0
2016	12.332160	12.109879	-1.80%	0
2015	11.935993	12.332160	3.32%	0
2014	10.870156	11.935993	9.81%	0
2013	8.054643	10.870156	34.96%	0
2012	6.883792	8.054643	17.01%	0
2011	6.877595	6.883792	0.09%	0
2010	5.678248	6.877595	21.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	17.577663	23.103100	31.43%	0
2018	17.997265	17.577663	-2.33%	0
2017	13.609077	17.997265	32.24%	0
2016	13.794682	13.609077	-1.35%	0
2015	13.155564	13.794682	4.86%	0
2014	12.079423	13.155564	8.91%	314
2013	9.054158	12.079423	33.41%	663
2012	8.070220	9.054158	12.19%	696
2011	8.227155	8.070220	-1.91%	707
2010	6.770438	8.227155	21.52%	1,164

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.232616	14.895258	12.56%	0
2018	14.015760	13.232616	-5.59%	0
2017	13.363324	14.015760	4.88%	0
2016	11.927856	13.363324	12.03%	0
2015	12.652744	11.927856	-5.73%	0
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	13.020327	13.975362	7.33%	0
2018	13.378926	13.020327	-2.68%	0
2017	13.112886	13.378926	2.03%	0
2016	12.794427	13.112886	2.49%	0
2015	13.155070	12.794427	-2.74%	0
2014	12.699635	13.155070	3.59%	0
2013	13.215157	12.699635	-3.90%	0
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.216394	19.592614	20.82%	0
2018	19.397618	16.216394	-16.40%	0
2017	16.405709	19.397618	18.24%	0
2016	14.938630	16.405709	9.82%	0
2015	15.483544	14.938630	-3.52%	0
2014	14.885280	15.483544	4.02%	0
2013	11.168863	14.885280	33.27%	0
2012	9.937352	11.168863	12.39%	0
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.408355	15.517509	25.06%	0
2018	14.885308	12.408355	-16.64%	0
2017	11.679780	14.885308	27.45%	0
2016	12.567205	11.679780	-7.06%	0
2015	12.397539	12.567205	1.37%	0
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.297807	11.197253	20.43%	0
2018	10.148657	9.297807	-8.38%	0
2017*	10.000000	10.148657	1.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	19.722286	25.942532	31.54%	0
2018	24.359303	19.722286	-19.04%	0
2017	20.860169	24.359303	16.77%	0
2016	19.451794	20.860169	7.24%	0
2015	20.484733	19.451794	-5.04%	0
2014	19.601666	20.484733	4.51%	141
2013	15.341070	19.601666	27.77%	297
2012	12.323130	15.341070	24.49%	311
2011	13.801854	12.323130	-10.71%	311
2010	11.142679	13.801854	23.86%	347
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.897039	13.967420	17.40%	0
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.711985	16.724572	13.68%	0
2018	15.697261	14.711985	-6.28%	0
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.485165	19.164165	23.76%	0
2018	18.148086	15.485165	-14.67%	0
2017	16.743326	18.148086	8.39%	0
2016	13.129247	16.743326	27.53%	0
2015	14.473232	13.129247	-9.29%	0
2014	14.692318	14.473232	-1.49%	0
2013	11.009860	14.692318	33.45%	0
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.555313	11.858140	24.10%	0
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.316351	15.823047	10.52%	0
2018	17.252038	14.316351	-17.02%	0
2017	15.050390	17.252038	14.63%	0
2016	14.293907	15.050390	5.29%	0
2015	15.575763	14.293907	-8.23%	0
2014	17.844611	15.575763	-12.71%	0
2013	14.778417	17.844611	20.75%	0
2012	12.722492	14.778417	16.16%	0
2011	14.503235	12.722492	-12.28%	0
2010	13.624569	14.503235	6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.840889	8.642403	10.22%	0
2018	9.468054	7.840889	-17.19%	0
2017	8.282926	9.468054	14.31%	0
2016	7.889697	8.282926	4.98%	0
2015	8.614182	7.889697	-8.41%	0
2014*	10.000000	8.614182	-13.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.370666	9.363323	-0.08%	0
2018	9.386011	9.370666	-0.16%	0
2017	9.400878	9.386011	-0.16%	0
2016	9.323116	9.400878	0.83%	0
2015	9.946456	9.323116	-6.27%	0
2014*	10.000000	9.946456	-0.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.275097	12.362239	9.64%	0
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.279003	9.544422	2.86%	0
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.932713	14.189503	18.91%	0
2018	13.267789	11.932713	-10.06%	0
2017	11.772019	13.267789	12.71%	0
2016	10.887946	11.772019	8.12%	0
2015	11.190387	10.887946	-2.70%	0
2014	10.880127	11.190387	2.85%	0
2013	9.311927	10.880127	16.84%	0
2012	8.155809	9.311927	14.18%	0
2011	9.889390	8.155809	-17.53%	0
2010	8.726986	9.889390	13.32%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.838298	20.587074	29.98%	0
2018	17.408138	15.838298	-9.02%	0
2017	14.254767	17.408138	22.12%	0
2016	13.393334	14.254767	6.43%	0
2015	13.684537	13.393334	-2.13%	0
2014	12.358230	13.684537	10.73%	0
2013	9.666505	12.358230	27.85%	0
2012	8.523334	9.666505	13.41%	0
2011	9.094880	8.523334	-6.28%	0
2010	7.477421	9.094880	21.63%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.876112	17.501401	17.65%	0
2018	16.112138	14.876112	-7.67%	0
2017	14.379491	16.112138	12.05%	0
2016	13.590337	14.379491	5.81%	0
2015	13.859934	13.590337	-1.95%	0
2014	13.260177	13.859934	4.52%	0
2013	11.840814	13.260177	11.99%	0
2012	10.671306	11.840814	10.96%	0
2011	10.823386	10.671306	-1.41%	0
2010	9.994203	10.823386	8.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.510846	20.011640	21.20%	0
2018	18.862594	16.510846	-12.47%	0
2017	16.777303	18.862594	12.43%	0
2016	13.957078	16.777303	20.21%	0
2015	14.952072	13.957078	-6.65%	0
2014	14.185323	14.952072	5.41%	0
2013	10.871396	14.185323	30.48%	0
2012	9.609616	10.871396	13.13%	0
2011	10.256133	9.609616	-6.30%	0
2010	8.978790	10.256133	14.23%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	17.017784	18.620892	9.42%	0
2018	18.122939	17.017784	-6.10%	0
2017	17.415531	18.122939	4.06%	0
2016	15.128628	17.415531	15.12%	0
2015	16.080902	15.128628	-5.92%	0
2014	16.014895	16.080902	0.41%	0
2013	15.225987	16.014895	5.18%	0
2012	13.533325	15.225987	12.51%	0
2011	13.820977	13.533325	-2.08%	0
2010	12.223777	13.820977	13.07%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.784946	21.353545	20.07%	0
2018	20.792823	17.784946	-14.47%	0
2017	20.469752	20.792823	1.58%	0
2016	16.505419	20.469752	24.02%	0
2015	18.045212	16.505419	-8.53%	0
2014	18.681018	18.045212	-3.40%	0
2013	13.941958	18.681018	33.99%	0
2012	11.910843	13.941958	17.05%	0
2011	12.747101	11.910843	-6.56%	0
2010	10.677025	12.747101	19.39%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.582442	21.820475	24.10%	0
2018	20.629240	17.582442	-14.77%	0
2017	18.520755	20.629240	11.38%	0
2016	14.916427	18.520755	24.16%	0
2015	16.338716	14.916427	-8.71%	0
2014	16.529770	16.338716	-1.16%	0
2013	12.657581	16.529770	30.59%	0
2012	11.034164	12.657581	14.71%	0
2011	12.177337	11.034164	-9.39%	0
2010	10.553594	12.177337	15.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.290930	20.054871	23.10%	0
2018	18.545029	16.290930	-12.15%	0
2017	15.469719	18.545029	19.88%	0
2016	13.919641	15.469719	11.14%	0
2015	14.397361	13.919641	-3.32%	0
2014	13.509664	14.397361	6.57%	0
2013	9.758355	13.509664	38.44%	0
2012	8.931086	9.758355	9.26%	0
2011	9.299841	8.931086	-3.97%	0
2010	7.297822	9.299841	27.43%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.375112	22.792111	31.18%	0
2018	18.409962	17.375112	-5.62%	0
2017	14.445043	18.409962	27.45%	0
2016	13.563617	14.445043	6.50%	0
2015	13.126779	13.563617	3.33%	0
2014	11.629481	13.126779	12.88%	0
2013	9.255796	11.629481	25.65%	0
2012	8.535412	9.255796	8.44%	0
2011	9.107281	8.535412	-6.28%	0
2010	7.970774	9.107281	14.26%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	17.005087	22.778840	33.95%	0
2018	18.016066	17.005087	-5.61%	0
2017	14.442930	18.016066	24.74%	0
2016	14.417401	14.442930	0.18%	0
2015	14.017344	14.417401	2.85%	0
2014	13.196951	14.017344	6.22%	0
2013	9.614165	13.196951	37.27%	0
2012*	10.000000	9.614165	-3.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.164448	25.609513	33.63%	0
2018	20.359989	19.164448	-5.87%	0
2017	16.362414	20.359989	24.43%	0
2016	16.373670	16.362414	-0.07%	0
2015	15.958324	16.373670	2.60%	0
2014	15.061962	15.958324	5.95%	0
2013	10.999669	15.061962	36.93%	0
2012	9.903600	10.999669	11.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.682111	22.336212	26.32%	0
2018	19.926608	17.682111	-11.26%	0
2017	17.974285	19.926608	10.86%	0
2016	16.641354	17.974285	8.01%	0
2015	18.030058	16.641354	-7.70%	0
2014	17.020866	18.030058	5.93%	0
2013	13.444523	17.020866	26.60%	0
2012	12.053305	13.444523	11.54%	0
2011	12.312836	12.053305	-2.11%	0
2010	11.473988	12.312836	7.31%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.639633	16.080922	17.90%	0
2018	15.389478	13.639633	-11.37%	0
2017	14.149697	15.389478	8.76%	0
2016	12.547225	14.149697	12.77%	0
2015	13.110582	12.547225	-4.30%	0
2014	12.275894	13.110582	6.80%	0
2013	10.011505	12.275894	22.62%	0
2012	9.079651	10.011505	10.26%	0
2011*	10.000000	9.079651	-9.20%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	12.035894	14.500686	20.48%	0
2018	13.094817	12.035894	-8.09%	0
2017	11.825004	13.094817	10.74%	0
2016	11.830438	11.825004	-0.05%	0
2015	12.259544	11.830438	-3.50%	0
2014	10.919576	12.259544	12.27%	0
2013	10.853645	10.919576	0.61%	0
2012	8.649117	10.853645	25.49%	0
2011	9.444550	8.649117	-8.42%	0
2010	8.205032	9.444550	15.11%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	20.079851	26.061298	29.79%	0
2018	20.318753	20.079851	-1.18%	0
2017	17.908438	20.318753	13.46%	0
2016	20.648909	17.908438	-13.27%	0
2015	20.434765	20.648909	1.05%	0
2014	17.433343	20.434765	17.22%	0
2013	12.663806	17.433343	37.66%	0
2012	10.694421	12.663806	18.42%	0
2011	10.502942	10.694421	1.82%	0
2010	10.183637	10.502942	3.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.330611	24.344469	25.94%	0
2018	23.214248	19.330611	-16.73%	0
2017	19.266741	23.214248	20.49%	0
2016	19.758101	19.266741	-2.49%	0
2015	20.655760	19.758101	-4.35%	0
2014	21.018466	20.655760	-1.73%	0
2013	18.030077	21.018466	16.57%	0
2012	15.933414	18.030077	13.16%	0
2011	17.442180	15.933414	-8.65%	0
2010	15.777426	17.442180	10.55%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.855430	15.744605	22.47%	0
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	17.502886	23.349635	33.40%	0
2018	18.957464	17.502886	-7.67%	0
2017	15.258541	18.957464	24.24%	0
2016	15.927807	15.258541	-4.20%	0
2015	15.704676	15.927807	1.42%	0
2014	13.892653	15.704676	13.04%	0
2013	10.932120	13.892653	27.08%	0
2012	9.780521	10.932120	11.77%	0
2011	10.100873	9.780521	-3.17%	0
2010	9.424600	10.100873	7.18%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	16.955845	23.145854	36.51%	36
2018	18.434154	16.955845	-8.02%	37
2017	14.611729	18.434154	26.16%	39
2016	14.576438	14.611729	0.24%	38
2015	13.959342	14.576438	4.42%	37
2014	13.472276	13.959342	3.62%	145
2013	10.114458	13.472276	33.20%	233
2012	8.868096	10.114458	14.05%	222
2011	8.955185	8.868096	-0.97%	245
2010	7.172474	8.955185	24.85%	737

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.865971	24.353389	29.09%	33
2018	22.187631	18.865971	-14.97%	31
2017	16.573646	22.187631	33.87%	33
2016	16.905720	16.573646	-1.96%	34
2015	16.604675	16.905720	1.81%	31
2014	16.572342	16.604675	0.20%	114
2013	13.289926	16.572342	24.70%	41
2012	11.189271	13.289926	18.77%	41
2011	12.455685	11.189271	-10.17%	62
2010	10.965494	12.455685	13.59%	62
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.730984	10.561268	8.53%	0
2018	10.392835	9.730984	-6.37%	0
2017	9.983507	10.392835	4.10%	0
2016	9.566855	9.983507	4.36%	0
2015	9.993000	9.566855	-4.26%	0
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.441594	10.579798	25.33%	0
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	16.549400	21.410627	29.37%	38
2018	18.344504	16.549400	-9.79%	39
2017	16.018555	18.344504	14.52%	36
2016	14.650824	16.018555	9.34%	36
2015	14.475662	14.650824	1.21%	38
2014	13.349743	14.475662	8.43%	141
2013	10.342737	13.349743	29.07%	285
2012	9.035285	10.342737	14.47%	279
2011	9.225324	9.035285	-2.06%	294
2010	8.111630	9.225324	13.73%	362

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.722338	20.715397	23.88%	0
2018	19.040095	16.722338	-12.17%	0
2017	17.026986	19.040095	11.82%	0
2016	14.724117	17.026986	15.64%	0
2015	15.974701	14.724117	-7.83%	0
2014	14.570276	15.974701	9.64%	0
2013	10.548433	14.570276	38.13%	0
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	23.380352	27.888555	19.28%	0
2018	25.245660	23.380352	-7.39%	0
2017	21.790601	25.245660	15.86%	0
2016	22.831798	21.790601	-4.56%	0
2015	25.432531	22.831798	-10.23%	0
2014	27.408051	25.432531	-7.21%	0
2013	22.361550	27.408051	22.57%	0
2012	19.157027	22.361550	16.73%	0
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.851710	25.977747	8.91%	0
2018	24.879867	23.851710	-4.13%	0
2017	23.808984	24.879867	4.50%	0
2016	20.919582	23.808984	13.81%	0
2015	22.843441	20.919582	-8.42%	0
2014	22.885605	22.843441	-0.18%	0
2013	21.144440	22.885605	8.23%	0
2012	18.196037	21.144440	16.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.030492	35.170746	35.11%	0
2018	26.593956	26.030492	-2.12%	0
2017	21.394479	26.593956	24.30%	0
2016	20.582280	21.394479	3.95%	0
2015	22.302211	20.582280	-7.71%	0
2014	21.107907	22.302211	5.66%	0
2013	16.584441	21.107907	27.28%	0
2012	14.910481	16.584441	11.23%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.542250	10.213800	7.04%	0
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	18.609399	24.945355	34.05%	0
2018	18.680058	18.609399	-0.38%	0
2017	14.669465	18.680058	27.34%	0
2016	14.690281	14.669465	-0.14%	0
2015	13.398316	14.690281	9.64%	0
2014	12.610868	13.398316	6.24%	0
2013	9.836567	12.610868	28.20%	0
2012	8.108337	9.836567	21.31%	0
2011	8.895189	8.108337	-8.85%	0
2010	8.528645	8.895189	4.30%	236
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.898584	15.459841	41.85%	0
2018	11.027761	10.898584	-1.17%	0
2017	7.768555	11.027761	41.95%	0
2016	6.965786	7.768555	11.52%	0
2015	6.795856	6.965786	2.50%	0
2014	6.344970	6.795856	7.11%	0
2013	4.784436	6.344970	32.62%	0
2012	4.099734	4.784436	16.70%	0
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.763271	12.117157	24.11%	0
2018	11.746963	9.763271	-16.89%	0
2017	9.167866	11.746963	28.13%	0
2016	10.032148	9.167866	-8.62%	0
2015	11.231081	10.032148	-10.68%	0
2014	13.044888	11.231081	-13.90%	0
2013	11.653538	13.044888	11.94%	0
2012	10.512437	11.653538	10.85%	0
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	24.280539	30.147439	24.16%	0
2018	28.120135	24.280539	-13.65%	0
2017	25.233550	28.120135	11.44%	0
2016	22.459631	25.233550	12.35%	0
2015	23.555202	22.459631	-4.65%	0
2014	20.891954	23.555202	12.75%	0
2013	16.121533	20.891954	29.59%	0
2012	13.673484	16.121533	17.90%	0
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.702306	10.070317	15.72%	0
2018	10.910166	8.702306	-20.24%	0
2017	8.713164	10.910166	25.21%	0
2016	7.364581	8.713164	18.31%	0
2015	9.405156	7.364581	-21.70%	0
2014*	10.000000	9.405156	-5.95%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.787228	10.392828	6.19%	0
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	22.977213	31.795787	38.38%	0
2018	23.870899	22.977213	-3.74%	0
2017	19.289564	23.870899	23.75%	0
2016	18.099602	19.289564	6.57%	0
2015	18.883667	18.099602	-4.15%	0
2014	20.840941	18.883667	-9.39%	0
2013	15.066596	20.840941	38.33%	0
2012	12.723684	15.066596	18.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	22.009879	27.919836	26.85%	0
2018	25.069698	22.009879	-12.21%	0
2017	21.809194	25.069698	14.95%	0
2016	19.568577	21.809194	11.45%	0
2015	20.166501	19.568577	-2.96%	0
2014	18.682485	20.166501	7.94%	0
2013	14.066259	18.682485	32.82%	0
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.802757	8.03%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.836698	20.722215	23.08%	0
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.428617	13.498394	8.61%	0
2018	12.773375	12.428617	-2.70%	0
2017	12.273690	12.773375	4.07%	0
2016	11.808232	12.273690	3.94%	0
2015	12.134388	11.808232	-2.69%	0
2014	11.486080	12.134388	5.64%	0
2013	11.763771	11.486080	-2.36%	0
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	30.307371	33.917025	11.91%	0
2018	33.254979	30.307371	-8.86%	0
2017	30.944255	33.254979	7.47%	0
2016	28.574123	30.944255	8.29%	0
2015	29.501388	28.574123	-3.14%	0
2014	29.262227	29.501388	0.82%	0
2013	32.739470	29.262227	-10.62%	0
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.166116	11.480230	25.25%	0
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.941566	17.236062	15.36%	0
2018	16.317382	14.941566	-8.43%	0
2017	14.346765	16.317382	13.74%	0
2016	13.872548	14.346765	3.42%	0
2015	15.130601	13.872548	-8.31%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.857464	20.474975	21.46%	0
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.319782	18.124347	18.31%	0
2018	16.461911	15.319782	-6.94%	0
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.615125	11.331567	6.75%	0
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.941353	22.365378	32.02%	0
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.854042	24.060692	27.62%	0
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.676115	19.295893	23.09%	0
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.963348	17.069761	6.93%	0
2018	16.690717	15.963348	-4.36%	0
2017	16.024474	16.690717	4.16%	0
2016	15.056953	16.024474	6.43%	0
2015	15.829636	15.056953	-4.88%	0
2014	15.556762	15.829636	1.75%	0
2013	16.062989	15.556762	-3.15%	0
2012	14.610235	16.062989	9.94%	0
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	30
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	15.109952	18.842397	24.70%	0
2018	16.635113	15.109952	-9.17%	0
2017	14.392152	16.635113	15.58%	0
2016	12.463211	14.392152	15.48%	0
2015	13.579486	12.463211	-8.22%	0
2014	12.699386	13.579486	6.93%	0
2013	9.558401	12.699386	32.86%	0
2012	8.237826	9.558401	16.03%	0
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.441426	11.755902	12.59%	0
2018	11.647915	10.441426	-10.36%	0
2017	10.040162	11.647915	16.01%	0
2016*	10.000000	10.040162	0.40%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.072058	20.310986	12.39%	0
2018	19.022906	18.072058	-5.00%	0
2017	18.190759	19.022906	4.57%	0
2016	16.267491	18.190759	11.82%	0
2015	17.052625	16.267491	-4.60%	0
2014	16.976557	17.052625	0.45%	0
2013	16.187044	16.976557	4.88%	0
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.555828	19.514266	25.45%	0
2018	16.678145	15.555828	-6.73%	0
2017	13.636737	16.678145	22.30%	0
2016	12.254441	13.636737	11.28%	0
2015	12.647483	12.254441	-3.11%	0
2014	12.112806	12.647483	4.41%	0
2013	8.598365	12.112806	40.87%	0
2012	7.506907	8.598365	14.54%	0
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.455681	15.627018	25.46%	0
2018	13.388313	12.455681	-6.97%	0
2017	10.955139	13.388313	22.21%	0
2016*	10.000000	10.955139	9.55%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.394486	21.381725	30.42%	0
2018	20.037393	16.394486	-18.18%	0
2017	16.263756	20.037393	23.20%	0
2016	16.963143	16.263756	-4.12%	0
2015	17.403750	16.963143	-2.53%	0
2014	17.948997	17.403750	-3.04%	0
2013	15.098979	17.948997	18.88%	0
2012	13.298836	15.098979	13.54%	0
2011	14.972459	13.298836	-11.18%	0
2010	13.392237	14.972459	11.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.719978	21.176895	26.66%	0
2018	17.072450	16.719978	-2.06%	0
2017	14.460781	17.072450	18.06%	0
2016	13.253141	14.460781	9.11%	0
2015	13.405143	13.253141	-1.13%	0
2014	12.203267	13.405143	9.85%	0
2013	9.502951	12.203267	28.42%	0
2012	8.494807	9.502951	11.87%	0
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	196
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.789562	15.529014	21.42%	0
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.246253	13.935965	13.80%	0
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.743051	15.008232	17.78%	0
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.259382	12.205390	8.40%	0
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.706283	11.939535	11.52%	0
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.987179	12.420940	13.05%	0
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.546663	14.519345	15.72%	0
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.741569	15.254921	19.73%	0
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.010625	13.446936	11.96%	0
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.175031	14.516332	10.18%	0
2018	15.955829	13.175031	-17.43%	0
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.950720	12.752618	6.71%	0
2018	12.253597	11.950720	-2.47%	0
2017	11.982488	12.253597	2.26%	0
2016	11.611783	11.982488	3.19%	0
2015	11.940815	11.611783	-2.76%	0
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.294310	13.197601	7.35%	0
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.116751	11.868065	17.31%	0
2018	11.501203	10.116751	-12.04%	0
2017	9.959866	11.501203	15.48%	0
2016	9.128252	9.959866	9.11%	0
2015*	10.000000	9.128252	-8.72%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.002827	11.513714	15.10%	0
2018	11.079644	10.002827	-9.72%	0
2017	9.936417	11.079644	11.51%	0
2016	9.325977	9.936417	6.55%	0
2015*	10.000000	9.325977	-6.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	18.554133	22.343885	20.43%	0
2018	22.940427	18.554133	-19.12%	0
2017	16.550024	22.940427	38.61%	0
2016	15.685007	16.550024	5.51%	0
2015	19.062789	15.685007	-17.72%	0
2014	20.596006	19.062789	-7.44%	0
2013	20.871473	20.596006	-1.32%	0
2012	18.179246	20.871473	14.81%	0
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.953645	14.524623	4.09%	0
2018	14.254147	13.953645	-2.11%	0
2017	14.254529	14.254147	0.00%	0
2016	14.444904	14.254529	-1.32%	0
2015	14.763299	14.444904	-2.16%	0
2014	14.413705	14.763299	2.43%	0
2013	15.337419	14.413705	-6.02%	12
2012	15.194737	15.337419	0.94%	12
2011	14.462558	15.194737	5.06%	12
2010	14.091387	14.462558	2.63%	12

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.060682	9.033044	-0.31%	426
2018	9.124475	9.060682	-0.70%	426
2017	9.275812	9.124475	-1.63%	426
2016	9.468687	9.275812	-2.04%	426
2015	9.666856	9.468687	-2.05%	426
2014	9.869173	9.666856	-2.05%	1,602
2013	10.075720	9.869173	-2.05%	2,616
2012	10.287176	10.075720	-2.06%	2,616
2011	10.501875	10.287176	-2.04%	26
2010	10.721650	10.501875	-2.05%	26
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	12.091772	14.108593	16.68%	0
2018	14.445581	12.091772	-16.29%	0
2017	11.570466	14.445581	24.85%	0
2016	11.710200	11.570466	-1.19%	0
2015	12.332347	11.710200	-5.04%	0
2014	12.647206	12.332347	-2.49%	0
2013	10.957748	12.647206	15.42%	0
2012	9.677159	10.957748	13.23%	0
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.983686	10.665228	18.72%	0
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.894679	22.899560	21.20%	0
2018	21.166732	18.894679	-10.73%	0
2017	18.245760	21.166732	16.01%	0
2016	17.015533	18.245760	7.23%	0
2015	17.546818	17.015533	-3.03%	0
2014	17.063392	17.546818	2.83%	0
2013	13.690148	17.063392	24.64%	0
2012	12.059466	13.690148	13.52%	0
2011	12.815201	12.059466	-5.90%	0
2010	11.413527	12.815201	12.28%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.369476	17.363965	12.98%	0
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.826525	13.761286	7.29%	0
2018	13.336986	12.826525	-3.83%	0
2017	12.883213	13.336986	3.52%	0
2016	12.614257	12.883213	2.13%	0
2015	12.844264	12.614257	-1.79%	0
2014	12.622035	12.844264	1.76%	0
2013	12.292258	12.622035	2.68%	0
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	0
2010	11.410125	11.834843	3.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.784497	11.936501	10.68%	0
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.072042	12.498777	12.89%	0
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.453852	18.976487	15.33%	0
2018	17.811913	16.453852	-7.62%	0
2017	16.102088	17.811913	10.62%	0
2016	15.342241	16.102088	4.95%	0
2015	15.715956	15.342241	-2.38%	0
2014	15.254510	15.715956	3.02%	0
2013	13.353368	15.254510	14.24%	0
2012	12.303264	13.353368	8.54%	0
2011	12.565287	12.303264	-2.09%	0
2010	11.565861	12.565287	8.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	18.052527	21.542248	19.33%	529
2018	19.976032	18.052527	-9.63%	529
2017	17.477772	19.976032	14.29%	529
2016	16.447528	17.477772	6.26%	529
2015	16.915235	16.447528	-2.77%	529
2014	16.453643	16.915235	2.81%	529
2013	13.726285	16.453643	19.87%	529
2012	12.319077	13.726285	11.42%	529
2011	12.849654	12.319077	-4.13%	529
2010	11.626250	12.849654	10.52%	529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.856246	16.513744	11.16%	0
2018	15.756957	14.856246	-5.72%	0
2017	14.729049	15.756957	6.98%	0
2016	14.225190	14.729049	3.54%	0
2015	14.527364	14.225190	-2.08%	0
2014	14.160289	14.527364	2.59%	0
2013	13.083505	14.160289	8.23%	0
2012	12.363931	13.083505	5.82%	0
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.420337	4.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.719633	7.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.152800	21.930593	27.85%	0
2018	18.069902	17.152800	-5.08%	0
2017	14.167617	18.069902	27.54%	0
2016	14.153375	14.167617	0.10%	0
2015	13.969811	14.153375	1.31%	0
2014	12.914443	13.969811	8.17%	0
2013	9.785137	12.914443	31.98%	0
2012	8.586148	9.785137	13.96%	0
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.829208	12.619427	16.53%	0
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.153182	14.520911	19.48%	0
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.478505	37.039766	34.80%	23
2018	28.418651	27.478505	-3.31%	24
2017	22.787580	28.418651	24.71%	25
2016	22.447766	22.787580	1.51%	24
2015	21.806947	22.447766	2.94%	25
2014	20.462668	21.806947	6.57%	234
2013	15.281794	20.462668	33.90%	580
2012	13.145948	15.281794	16.25%	591
2011	13.727135	13.145948	-4.23%	619
2010	12.880774	13.727135	6.57%	657
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.821372	28.378742	24.35%	2,412
2018	25.704853	22.821372	-11.22%	2,412
2017	24.146418	25.704853	6.45%	2,412
2016	20.467119	24.146418	17.98%	2,412
2015	21.828826	20.467119	-6.24%	2,412
2014	19.701122	21.828826	10.80%	2,374
2013	15.248983	19.701122	29.20%	2,207
2012	13.577979	15.248983	12.31%	2,015
2011	13.772513	13.577979	-1.41%	1,796
2010	12.392072	13.772513	11.14%	1,558

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.680706	41.452791	23.08%	0
2018	38.807788	33.680706	-13.21%	0
2017	34.218189	38.807788	13.41%	0
2016	29.040136	34.218189	17.83%	0
2015	30.418837	29.040136	-4.53%	0
2014	28.381812	30.418837	7.18%	0
2013	21.778221	28.381812	30.32%	0
2012	18.927786	21.778221	15.06%	0
2011	19.827635	18.927786	-4.54%	6
2010	16.039558	19.827635	23.62%	6
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.402926	9.592779	14.16%	0
2018	10.357437	8.402926	-18.87%	0
2017	8.601609	10.357437	20.41%	0
2016	8.345076	8.601609	3.07%	0
2015	8.979492	8.345076	-7.07%	0
2014*	10.000000	8.979492	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.651337	20.453171	22.83%	0
2018	19.229694	16.651337	-13.41%	0
2017	17.139285	19.229694	12.20%	0
2016	15.038212	17.139285	13.97%	0
2015	15.852541	15.038212	-5.14%	0
2014	14.644033	15.852541	8.25%	0
2013	11.038460	14.644033	32.66%	0
2012	9.566242	11.038460	15.39%	0
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.586007	16.647512	22.53%	0
2018	15.726807	13.586007	-13.61%	0
2017	14.038742	15.726807	12.02%	0
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.227576	20.898339	21.31%	37
2018	20.254921	17.227576	-14.95%	35
2017	18.163865	20.254921	11.51%	32
2016	15.768607	18.163865	15.19%	33
2015	16.577025	15.768607	-4.88%	33
2014	14.462419	16.577025	14.62%	126
2013	10.882378	14.462419	32.90%	206
2012	9.549696	10.882378	13.96%	220
2011	9.980860	9.549696	-4.32%	222
2010	8.517404	9.980860	17.18%	298
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	22.797980	30.305537	32.93%	0
2018	25.285713	22.797980	-9.84%	0
2017	20.662950	25.285713	22.37%	0
2016	19.476695	20.662950	6.09%	0
2015	19.735145	19.476695	-1.31%	0
2014	19.597230	19.735145	0.70%	0
2013	13.865866	19.597230	41.33%	0
2012	12.479738	13.865866	11.11%	0
2011	12.823545	12.479738	-2.68%	6
2010	10.435926	12.823545	22.88%	6
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	33.822579	39.424043	16.56%	0
2018	41.584852	33.822579	-18.67%	0
2017	38.924773	41.584852	6.83%	0
2016	31.554154	38.924773	23.36%	0
2015	34.279151	31.554154	-7.95%	0
2014	32.700337	34.279151	4.83%	0
2013	23.777854	32.700337	37.52%	0
2012	20.155678	23.777854	17.97%	0
2011	21.675806	20.155678	-7.01%	10
2010	17.478840	21.675806	24.01%	57
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	33.360326	41.057438	23.07%	0
2018	38.988724	33.360326	-14.44%	0
2017	35.071943	38.988724	11.17%	0
2016	29.148519	35.071943	20.32%	0
2015	30.253362	29.148519	-3.65%	0
2014	30.636873	30.253362	-1.25%	0
2013	22.197379	30.636873	38.02%	0
2012	19.621202	22.197379	13.13%	0
2011	21.210157	19.621202	-7.49%	0
2010	17.278718	21.210157	22.75%	232

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.362867	20.195816	23.42%	0
2018	17.734276	16.362867	-7.73%	0
2017	15.262613	17.734276	16.19%	0
2016	14.150282	15.262613	7.86%	0
2015	14.493383	14.150282	-2.37%	0
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.127095	16.805775	28.02%	0
2018	13.950671	13.127095	-5.90%	0
2017	13.372906	13.950671	4.32%	0
2016	12.717367	13.372906	5.15%	0
2015	13.718511	12.717367	-7.30%	0
2014	10.866616	13.718511	26.24%	0
2013	10.766204	10.866616	0.93%	0
2012	9.493346	10.766204	13.41%	0
2011	9.099998	9.493346	4.32%	18
2010	7.136313	9.099998	27.52%	18
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.387540	19.720345	28.16%	0
2018	16.516355	15.387540	-6.83%	0
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.651362	9.839899	1.95%	0
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.719933	16.793022	22.40%	0
2018	15.801213	13.719933	-13.17%	0
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.325422	21.948026	34.44%	0
2018	17.895174	16.325422	-8.77%	0
2017	14.301568	17.895174	25.13%	0
2016	13.713414	14.301568	4.29%	0
2015	14.026428	13.713414	-2.23%	0
2014	13.764629	14.026428	1.90%	0
2013	10.113736	13.764629	36.10%	0
2012	8.986549	10.113736	12.54%	0
2011	9.579435	8.986549	-6.19%	24
2010	7.711571	9.579435	24.22%	24
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.902007	14.147043	29.77%	0
2018	11.912814	10.902007	-8.49%	0
2017	9.763232	11.912814	22.02%	0
2016	9.568783	9.763232	2.03%	0
2015*	10.000000	9.568783	-4.31%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.238834	9.383085	1.56%	0
2018	9.337933	9.238834	-1.06%	0
2017	9.448614	9.337933	-1.17%	0
2016	9.529629	9.448614	-0.85%	0
2015	9.711240	9.529629	-1.87%	0
2014	9.854374	9.711240	-1.45%	0
2013	9.998952	9.854374	-1.45%	0
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.424990	26.418028	23.30%	0
2018	23.204714	21.424990	-7.67%	0
2017	20.002509	23.204714	16.01%	0
2016	18.586902	20.002509	7.62%	0
2015	19.064307	18.586902	-2.50%	0
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.318904	11.294349	9.45%	0
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.260181	11.522393	12.30%	0
2018	11.007234	10.260181	-6.79%	0
2017	10.235872	11.007234	7.54%	0
2016	9.229934	10.235872	10.90%	0
2015	9.651383	9.229934	-4.37%	0
2014*	10.000000	9.651383	-3.49%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.650294	11.153609	4.73%	0
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.520709	10.709374	1.79%	0
2018	10.716703	10.520709	-1.83%	0
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.209048	12.967500	6.21%	0
2018	12.748105	12.209048	-4.23%	0
2017	12.554430	12.748105	1.54%	0
2016	12.184468	12.554430	3.04%	0
2015	12.785272	12.184468	-4.70%	0
2014	12.661450	12.785272	0.98%	0
2013	14.238881	12.661450	-11.08%	0
2012	13.367420	14.238881	6.52%	0
2011	12.220445	13.367420	9.39%	0
2010	11.540135	12.220445	5.90%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.017876	10.077083	0.59%	0
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.138163	15.005358	6.13%	0
2018	14.513453	14.138163	-2.59%	0
2017	14.121382	14.513453	2.78%	0
2016	14.039068	14.121382	0.59%	0
2015	14.270745	14.039068	-1.62%	0
2014	13.972657	14.270745	2.13%	0
2013	14.549615	13.972657	-3.97%	0
2012	13.553751	14.549615	7.35%	0
2011	13.355222	13.553751	1.49%	0
2010	12.611516	13.355222	5.90%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.311548	10.933147	6.03%	0
2018	10.595843	10.311548	-2.68%	0
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.610944	11.781829	22.59%	0
2018	12.132273	9.610944	-20.78%	0
2017	9.784597	12.132273	23.99%	0
2016*	10.000000	9.784597	-2.15%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.451920	13.410235	17.10%	0
2018	12.855910	11.451920	-10.92%	0
2017	12.477274	12.855910	3.03%	0
2016	10.640232	12.477274	17.27%	0
2015	12.408945	10.640232	-14.25%	0
2014	13.138870	12.408945	-5.56%	0
2013	11.086993	13.138870	18.51%	0
2012	10.519602	11.086993	5.39%	0
2011	12.217964	10.519602	-13.90%	0
2010	9.597806	12.217964	27.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.735636	41.244656	25.99%	0
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	29.155674	37.295691	27.92%	0
2018	38.907882	29.155674	-25.06%	0
2017	26.298015	38.907882	47.95%	0
2016	26.819340	26.298015	-1.94%	0
2015	31.835602	26.819340	-15.76%	0
2014	32.637499	31.835602	-2.46%	0
2013	29.745060	32.637499	9.72%	0
2012	23.395184	29.745060	27.14%	0
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.032085	5.498029	9.26%	0
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	18.375001	20.134549	9.58%	0
2018	26.159276	18.375001	-29.76%	0
2017	27.166481	26.159276	-3.71%	0
2016	19.298125	27.166481	40.77%	0
2015	29.604697	19.298125	-34.81%	0
2014	37.362816	29.604697	-20.76%	0
2013	34.509576	37.362816	8.27%	0
2012	34.079728	34.509576	1.26%	0
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.388929	20.609728	25.75%	0
2018	19.301600	16.388929	-15.09%	0
2017	15.581898	19.301600	23.87%	0
2016	15.310684	15.581898	1.77%	0
2015	16.133553	15.310684	-5.10%	0
2014	14.946705	16.133553	7.94%	0
2013	11.393680	14.946705	31.18%	0
2012	10.004110	11.393680	13.89%	0
2011	10.961469	10.004110	-8.73%	0
2010	9.961087	10.961469	10.04%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.739613	7.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.728424	33.903584	22.27%	0
2018	27.946375	27.728424	-0.78%	0
2017	22.667921	27.946375	23.29%	0
2016	21.477240	22.667921	5.54%	0
2015	22.577634	21.477240	-4.87%	0
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.208026	12.644987	12.82%	0
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.739157	30.213791	17.38%	0
2018	31.042790	25.739157	-17.08%	0
2017	28.096291	31.042790	10.49%	0
2016	22.995928	28.096291	22.18%	0
2015	24.907532	22.995928	-7.67%	0
2014	23.352692	24.907532	6.66%	0
2013	17.330840	23.352692	34.75%	0
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	942
2010	13.477943	16.703707	23.93%	971
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.741010	12.517750	6.62%	0
2018	12.342156	11.741010	-4.87%	0
2017	12.159691	12.342156	1.50%	0
2016	11.897792	12.159691	2.20%	0
2015	12.460591	11.897792	-4.52%	0
2014	12.321305	12.460591	1.13%	0
2013	13.751713	12.321305	-10.40%	0
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	16.438964	19.948161	21.35%	822
2018	18.032012	16.438964	-8.83%	825
2017	15.286019	18.032012	17.96%	1,220
2016	13.757858	15.286019	11.11%	1,326
2015	14.889905	13.757858	-7.60%	1,625
2014	13.518936	14.889905	10.14%	3,369
2013	10.166829	13.518936	32.97%	0
2012	9.050902	10.166829	12.33%	2,569
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.499988	15.715530	25.72%	0
2018	15.062457	12.499988	-17.01%	0
2017	11.725355	15.062457	28.46%	0
2016	12.673014	11.725355	-7.48%	0
2015	12.847467	12.673014	-1.36%	0
2014	13.887883	12.847467	-7.49%	0
2013	11.588541	13.887883	19.84%	0
2012	9.770124	11.588541	18.61%	0
2011	11.345728	9.770124	-13.89%	0
2010	10.229084	11.345728	10.92%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.141197	25.466253	26.44%	0
2018	23.605851	20.141197	-14.68%	0
2017	21.586309	23.605851	9.36%	0
2016	17.946299	21.586309	20.28%	0
2015	18.597759	17.946299	-3.50%	0
2014	16.316884	18.597759	13.98%	0
2013	12.809172	16.316884	27.38%	829
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	1,271
2010	9.909128	11.569037	16.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	23.321550	29.004352	24.37%	0
2018	26.224477	23.321550	-11.07%	0
2017	24.630745	26.224477	6.47%	0
2016	20.881067	24.630745	17.96%	0
2015	22.190996	20.881067	-5.90%	0
2014	20.045038	22.190996	10.71%	0
2013	15.543381	20.045038	28.96%	0
2012	13.857712	15.543381	12.16%	0
2011	14.012216	13.857712	-1.10%	0
2010	12.618747	14.012216	11.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.409599	14.237438	24.78%	0
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.530599	16.751285	15.28%	0
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	1,122
2010	12.006618	12.901996	7.46%	2,391
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.837279	12.716259	17.34%	646
2018	13.130826	10.837279	-17.47%	617
2017	11.658186	13.130826	12.63%	843
2016	10.336229	11.658186	12.79%	915
2015	10.830491	10.336229	-4.56%	1,056
2014*	10.000000	10.830491	8.30%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	25.928772	31.022881	19.65%	0
2018	29.100183	25.928772	-10.90%	0
2017	26.442777	29.100183	10.05%	0
2016	21.481660	26.442777	23.09%	0
2015	22.465848	21.481660	-4.38%	0
2014	21.829758	22.465848	2.91%	0
2013	15.846025	21.829758	37.76%	631
2012	13.985180	15.846025	13.31%	855
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	16.950538	21.679165	27.90%	763
2018	18.157941	16.950538	-6.65%	807
2017	15.259390	18.157941	19.00%	1,209
2016	13.952360	15.259390	9.37%	1,343
2015	14.095586	13.952360	-1.02%	1,610
2014	12.693842	14.095586	11.04%	0
2013	9.820647	12.693842	29.26%	1,089
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	12.905779	16.975967	31.54%	0
2018	13.791309	12.905779	-6.42%	0
2017	12.213448	13.791309	12.92%	0
2016	11.302257	12.213448	8.06%	0
2015	11.925706	11.302257	-5.23%	0
2014	10.737079	11.925706	11.07%	0
2013	8.163563	10.737079	31.52%	0
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	16.534145	21.981986	32.95%	0
2018	18.133444	16.534145	-8.82%	0
2017	14.545477	18.133444	24.67%	0
2016	13.768341	14.545477	5.64%	0
2015	14.419653	13.768341	-4.52%	0
2014	13.626353	14.419653	5.82%	0
2013	11.493095	13.626353	18.56%	1,002
2012	10.631310	11.493095	8.11%	2,221
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	16.044266	19.128178	19.22%	0
2018	20.254655	16.044266	-20.79%	0
2017	16.592670	20.254655	22.07%	0
2016	14.476282	16.592670	14.62%	0
2015	15.131350	14.476282	-4.33%	0
2014	15.213435	15.131350	-0.54%	0
2013	10.460873	15.213435	45.43%	0
2012	8.863177	10.460873	18.03%	0
2011	10.507965	8.863177	-15.65%	0
2010	8.183864	10.507965	28.40%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	994
2013*	10.000000	12.168294	21.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.095360	10.582978	4.83%	0
2018	10.321978	10.095360	-2.20%	0
2017	10.191929	10.321978	1.28%	0
2016	9.555164	10.191929	6.66%	0
2015	9.857932	9.555164	-3.07%	0
2014*	10.000000	9.857932	-1.42%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.610782	16.726244	7.15%	0
2018	16.042624	15.610782	-2.69%	0
2017	15.750172	16.042624	1.86%	0
2016	15.494532	15.750172	1.65%	0
2015	15.865537	15.494532	-2.34%	0
2014	15.613611	15.865537	1.61%	742
2013	15.785166	15.613611	-1.09%	0
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.836233	15.712916	13.56%	0
2018	14.739695	13.836233	-6.13%	0
2017	13.323986	14.739695	10.63%	0
2016	12.926782	13.323986	3.07%	0
2015	13.245391	12.926782	-2.41%	0
2014	12.965579	13.245391	2.16%	0
2013	11.679458	12.965579	11.01%	0
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.949158	16.388748	17.49%	0
2018	15.156002	13.949158	-7.96%	0
2017	13.290966	15.156002	14.03%	0
2016	12.801712	13.290966	3.82%	0
2015	13.124427	12.801712	-2.46%	0
2014	12.808541	13.124427	2.47%	0
2013	11.283023	12.808541	13.52%	0
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.443520	17.586817	21.76%	0
2018	16.018106	14.443520	-9.83%	0
2017	13.541570	16.018106	18.29%	0
2016	12.984611	13.541570	4.29%	0
2015	13.307871	12.984611	-2.43%	0
2014	12.963158	13.307871	2.66%	0
2013	10.898317	12.963158	18.95%	0
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	23.612615	30.386907	28.69%	0
2018	25.795518	23.612615	-8.46%	0
2017	21.638027	25.795518	19.21%	0
2016	20.480471	21.638027	5.65%	0
2015	20.803767	20.480471	-1.55%	0
2014	19.004313	20.803767	9.47%	0
2013	14.801689	19.004313	28.39%	0
2012	12.999856	14.801689	13.86%	0
2011	13.637779	12.999856	-4.68%	0
2010	11.894991	13.637779	14.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.339426	32.565888	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	7.022960	7.550969	7.52%	0
2018	9.536551	7.022960	-26.36%	0
2017	10.018584	9.536551	-4.81%	0
2016	7.664755	10.018584	30.71%	0
2015	9.879416	7.664755	-22.42%	0
2014	11.568403	9.879416	-14.60%	0
2013	9.518232	11.568403	21.54%	0
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	1,464
2010	8.574068	10.002226	16.66%	1,631

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.283710	20.297878	24.65%	0
2018	18.160641	16.283710	-10.34%	0
2017	16.443492	18.160641	10.44%	0
2016	14.244927	16.443492	15.43%	0
2015	15.170816	14.244927	-6.10%	0
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	1,153
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.367052	23.922108	37.74%	0
2018	15.792035	17.367052	9.97%	0
2017	12.001141	15.792035	31.59%	0
2016	12.227654	12.001141	-1.85%	0
2015	11.840890	12.227654	3.27%	0
2014	10.789049	11.840890	9.75%	0
2013	7.998627	10.789049	34.89%	0
2012	6.839422	7.998627	16.95%	0
2011	6.836743	6.839422	0.04%	0
2010	5.647397	6.836743	21.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	17.402092	22.860655	31.37%	0
2018	17.826651	17.402092	-2.38%	0
2017	13.486929	17.826651	32.18%	0
2016	13.677826	13.486929	-1.40%	0
2015	13.050785	13.677826	4.80%	0
2014	11.989332	13.050785	8.85%	1,865
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	1,717
2010	6.733667	8.178303	21.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.100383	14.738880	12.51%	0
2018	13.882829	13.100383	-5.64%	0
2017	13.243327	13.882829	4.83%	0
2016	11.826768	13.243327	11.98%	0
2015	12.551919	11.826768	-5.78%	0
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	75
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.916531	13.856880	7.28%	1,090
2018	13.279082	12.916531	-2.73%	1,242
2017	13.021650	13.279082	1.98%	1,563
2016	12.711884	13.021650	2.44%	1,472
2015	13.076877	12.711884	-2.79%	1,648
2014	12.630608	13.076877	3.53%	0
2013	13.150047	12.630608	-3.95%	0
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.111782	19.456282	20.76%	0
2018	19.282386	16.111782	-16.44%	0
2017	16.316549	19.282386	18.18%	0
2016	14.865009	16.316549	9.76%	0
2015	15.415114	14.865009	-3.57%	0
2014	14.827069	15.415114	3.97%	0
2013	11.130861	14.827069	33.21%	0
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	1,358
2010	8.996320	11.335641	26.00%	1,370
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.284418	15.354681	24.99%	0
2018	14.744201	12.284418	-16.68%	0
2017	11.574953	14.744201	27.38%	0
2016	12.460766	11.574953	-7.11%	0
2015	12.298818	12.460766	1.32%	0
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.289890	11.182017	20.37%	0
2018	10.145225	9.289890	-8.43%	0
2017*	10.000000	10.145225	1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	19.555073	25.709462	31.47%	0
2018	24.165194	19.555073	-19.08%	0
2017	20.704470	24.165194	16.71%	0
2016	19.316441	20.704470	7.19%	0
2015	20.352578	19.316441	-5.09%	0
2014	19.485150	20.352578	4.45%	599
2013	15.257667	19.485150	27.71%	703
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	1,712
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.617081	16.608205	13.62%	0
2018	15.604021	14.617081	-6.32%	0
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	1,239
2010	10.268844	11.327373	10.31%	1,363
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.385291	19.030842	23.70%	0
2018	18.040317	15.385291	-14.72%	0
2017	16.652389	18.040317	8.33%	0
2016	13.064586	16.652389	27.46%	0
2015	14.409307	13.064586	-9.33%	0
2014	14.634902	14.409307	-1.54%	0
2013	10.972430	14.634902	33.38%	0
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.532522	11.823803	24.04%	0
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.195018	15.680942	10.47%	0
2018	17.114599	14.195018	-17.06%	0
2017	14.938088	17.114599	14.57%	0
2016	14.194482	14.938088	5.24%	0
2015	15.475320	14.194482	-8.28%	0
2014	17.738583	15.475320	-12.76%	0
2013	14.698105	17.738583	20.69%	0
2012	12.659826	14.698105	16.10%	0
2011	14.439170	12.659826	-12.32%	0
2010	13.571308	14.439170	6.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.822187	8.617391	10.17%	0
2018	9.450331	7.822187	-17.23%	0
2017	8.271631	9.450331	14.25%	0
2016	7.882964	8.271631	4.93%	0
2015	8.611226	7.882964	-8.46%	0
2014*	10.000000	8.611226	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.348333	9.336242	-0.13%	0
2018	9.368452	9.348333	-0.21%	0
2017	9.388057	9.368452	-0.21%	0
2016	9.315148	9.388057	0.78%	0
2015	9.943041	9.315148	-6.31%	0
2014*	10.000000	9.943041	-0.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.856385	14.091545	18.85%	0
2018	13.189681	11.856385	-10.11%	0
2017	11.708677	13.189681	12.65%	0
2016	10.834874	11.708677	8.06%	0
2015	11.141538	10.834874	-2.75%	0
2014	10.838167	11.141538	2.80%	0
2013	9.280749	10.838167	16.78%	0
2012	8.132662	9.280749	14.12%	0
2011	9.866352	8.132662	-17.57%	0
2010	8.711096	9.866352	13.26%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.736956	20.444904	29.92%	0
2018	17.305637	15.736956	-9.06%	0
2017	14.178055	17.305637	22.06%	0
2016	13.328033	14.178055	6.38%	0
2015	13.624771	13.328033	-2.18%	0
2014	12.310545	13.624771	10.68%	0
2013	9.634128	12.310545	27.78%	0
2012	8.499145	9.634128	13.35%	0
2011	9.073694	8.499145	-6.33%	0
2010	7.463814	9.073694	21.57%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.781039	17.380668	17.59%	0
2018	16.017387	14.781039	-7.72%	0
2017	14.302211	16.017387	11.99%	0
2016	13.524175	14.302211	5.75%	0
2015	13.799492	13.524175	-2.00%	0
2014	13.209093	13.799492	4.47%	0
2013	11.801219	13.209093	11.93%	0
2012	10.641075	11.801219	10.90%	0
2011	10.798225	10.641075	-1.46%	0
2010	9.976050	10.798225	8.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.405278	19.873532	21.14%	0
2018	18.751619	16.405278	-12.51%	0
2017	16.687084	18.751619	12.37%	0
2016	13.889088	16.687084	20.15%	0
2015	14.886835	13.889088	-6.70%	0
2014	14.130647	14.886835	5.35%	0
2013	10.835028	14.130647	30.42%	0
2012	9.582364	10.835028	13.07%	0
2011	10.232263	9.582364	-6.35%	0
2010	8.962470	10.232263	14.17%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.908982	18.492403	9.36%	0
2018	18.016330	16.908982	-6.15%	0
2017	17.321902	18.016330	4.01%	0
2016	15.054962	17.321902	15.06%	0
2015	16.010772	15.054962	-5.97%	0
2014	15.953194	16.010772	0.36%	0
2013	15.175082	15.953194	5.13%	0
2012	13.494982	15.175082	12.45%	0
2011	13.788842	13.494982	-2.13%	0
2010	12.201591	13.788842	13.01%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.671209	21.206167	20.00%	0
2018	20.670479	17.671209	-14.51%	0
2017	20.359669	20.670479	1.53%	0
2016	16.425003	20.359669	23.96%	0
2015	17.966472	16.425003	-8.58%	0
2014	18.608992	17.966472	-3.45%	0
2013	13.895304	18.608992	33.92%	0
2012	11.877065	13.895304	16.99%	0
2011	12.717439	11.877065	-6.61%	0
2010	10.657623	12.717439	19.33%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.470012	21.669879	24.04%	0
2018	20.507862	17.470012	-14.81%	0
2017	18.421148	20.507862	11.33%	0
2016	14.843751	18.421148	24.10%	0
2015	16.267422	14.843751	-8.75%	0
2014	16.466052	16.267422	-1.21%	0
2013	12.615226	16.466052	30.53%	0
2012	11.002864	12.615226	14.65%	0
2011	12.148990	11.002864	-9.43%	0
2010	10.534401	12.148990	15.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.186773	19.916485	23.04%	0
2018	18.435921	16.186773	-12.20%	0
2017	15.386533	18.435921	19.82%	0
2016	13.851834	15.386533	11.08%	0
2015	14.334551	13.851834	-3.37%	0
2014	13.457606	14.334551	6.52%	0
2013	9.725707	13.457606	38.37%	0
2012	8.905768	9.725707	9.21%	0
2011	9.278204	8.905768	-4.01%	0
2010	7.284557	9.278204	27.37%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.264038	22.634862	31.11%	0
2018	18.301677	17.264038	-5.67%	0
2017	14.367387	18.301677	27.38%	0
2016	13.497568	14.367387	6.44%	0
2015	13.069518	13.497568	3.28%	0
2014	11.584666	13.069518	12.82%	0
2013	9.224846	11.584666	25.58%	0
2012	8.511229	9.224846	8.38%	0
2011	9.086090	8.511229	-6.33%	0
2010	7.956275	9.086090	14.20%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.947221	22.689753	33.88%	0
2018	17.963975	16.947221	-5.66%	0
2017	14.408501	17.963975	24.68%	0
2016	14.390358	14.408501	0.13%	0
2015	13.998200	14.390358	2.80%	0
2014	13.185645	13.998200	6.16%	0
2013	9.610835	13.185645	37.20%	0
2012*	10.000000	9.610835	-3.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	19.002127	25.379654	33.56%	0
2018	20.197912	19.002127	-5.92%	0
2017	16.240422	20.197912	24.37%	0
2016	16.259863	16.240422	-0.12%	0
2015	15.855505	16.259863	2.55%	0
2014	14.972556	15.855505	5.90%	0
2013	10.939942	14.972556	36.86%	0
2012	9.854865	10.939942	11.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.528216	22.130514	26.26%	0
2018	19.763324	17.528216	-11.31%	0
2017	17.836073	19.763324	10.81%	0
2016	16.521807	17.836073	7.95%	0
2015	17.909679	16.521807	-7.75%	0
2014	16.915855	17.909679	5.88%	0
2013	13.368403	16.915855	26.54%	0
2012	11.991190	13.368403	11.49%	0
2011	12.255630	11.991190	-2.16%	0
2010	11.426500	12.255630	7.26%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.586278	16.009843	17.84%	0
2018	15.337152	13.586278	-11.42%	0
2017	14.108776	15.337152	8.71%	0
2016	12.517307	14.108776	12.71%	0
2015	13.086003	12.517307	-4.35%	0
2014	12.259138	13.086003	6.74%	0
2013	10.002948	12.259138	22.56%	0
2012	9.076534	10.002948	10.21%	0
2011*	10.000000	9.076534	-9.23%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.958934	14.400613	20.42%	0
2018	13.017785	11.958934	-8.13%	0
2017	11.761420	13.017785	10.68%	0
2016	11.772810	11.761420	-0.10%	0
2015	12.206067	11.772810	-3.55%	0
2014	10.877480	12.206067	12.21%	0
2013	10.817333	10.877480	0.56%	0
2012	8.624590	10.817333	25.42%	0
2011	9.422561	8.624590	-8.47%	0
2010	8.190112	9.422561	15.05%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.951406	25.881384	29.72%	0
2018	20.199160	19.951406	-1.23%	0
2017	17.812092	20.199160	13.40%	0
2016	20.548281	17.812092	-13.32%	0
2015	20.345578	20.548281	1.00%	0
2014	17.366114	20.345578	17.16%	0
2013	12.621409	17.366114	37.59%	0
2012	10.664077	12.621409	18.35%	0
2011	10.478484	10.664077	1.77%	0
2010	10.165106	10.478484	3.08%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.166772	24.125817	25.87%	0
2018	23.029329	19.166772	-16.77%	0
2017	19.122989	23.029329	20.43%	0
2016	19.620682	19.122989	-2.54%	0
2015	20.522581	19.620682	-4.39%	0
2014	20.893611	20.522581	-1.78%	0
2013	17.932116	20.893611	16.52%	0
2012	15.854959	17.932116	13.10%	0
2011	17.365157	15.854959	-8.70%	0
2010	15.715767	17.365157	10.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.811761	15.683108	22.41%	0
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	17.328015	23.104549	33.34%	0
2018	18.777717	17.328015	-7.72%	0
2017	15.121552	18.777717	24.18%	0
2016	15.792858	15.121552	-4.25%	0
2015	15.579573	15.792858	1.37%	0
2014	13.789014	15.579573	12.99%	0
2013	10.856101	13.789014	27.02%	0
2012	9.717483	10.856101	11.72%	0
2011	10.040868	9.717483	-3.22%	0
2010	9.373395	10.040868	7.12%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	16.786464	22.902944	36.44%	0
2018	18.259388	16.786464	-8.07%	0
2017	14.480565	18.259388	26.10%	0
2016	14.452957	14.480565	0.19%	0
2015	13.848146	14.452957	4.37%	0
2014	13.371796	13.848146	3.56%	0
2013	10.044152	13.371796	33.13%	0
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.686952	24.109989	29.02%	0
2018	21.988383	18.686952	-15.01%	0
2017	16.433170	21.988383	33.80%	0
2016	16.770975	16.433170	-2.01%	0
2015	16.480733	16.770975	1.76%	0
2014	16.457039	16.480733	0.14%	0
2013	13.204197	16.457039	24.63%	0
2012	11.122788	13.204197	18.71%	0
2011	12.388006	11.122788	-10.21%	0
2010	10.911468	12.388006	13.53%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.700299	10.522593	8.48%	0
2018	10.365386	9.700299	-6.42%	0
2017	9.962223	10.365386	4.05%	0
2016	9.551335	9.962223	4.30%	0
2015	9.981882	9.551335	-4.31%	0
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	16.384054	21.185887	29.31%	0
2018	18.170552	16.384054	-9.83%	0
2017	15.874737	18.170552	14.46%	0
2016	14.526689	15.874737	9.28%	0
2015	14.360340	14.526689	1.16%	0
2014	13.250154	14.360340	8.38%	0
2013	10.270817	13.250154	29.01%	0
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.614477	20.571281	23.82%	407
2018	18.927012	16.614477	-12.22%	387
2017	16.934477	18.927012	11.77%	550
2016	14.651582	16.934477	15.58%	641
2015	15.904134	14.651582	-7.88%	742
2014	14.513322	15.904134	9.58%	0
2013	10.512565	14.513322	38.06%	0
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	23.166606	27.619477	19.22%	0
2018	25.027713	23.166606	-7.44%	0
2017	21.613485	25.027713	15.80%	0
2016	22.657757	21.613485	-4.61%	0
2015	25.251561	22.657757	-10.27%	0
2014	27.226929	25.251561	-7.26%	0
2013	22.225107	27.226929	22.51%	0
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	695
2010	19.708466	20.968773	6.39%	731
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.633684	25.727155	8.86%	0
2018	24.665098	23.633684	-4.18%	0
2017	23.615463	24.665098	4.44%	0
2016	20.760110	23.615463	13.75%	0
2015	22.680875	20.760110	-8.47%	0
2014	22.734341	22.680875	-0.24%	1,023
2013	21.015401	22.734341	8.18%	1,162
2012	18.094237	21.015401	16.14%	1,297
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.850543	34.909787	35.04%	0
2018	26.423685	25.850543	-2.17%	0
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.524387	10.189478	6.98%	0
2018	9.856624	9.524387	-3.37%	0
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	18.430426	24.692837	33.98%	0
2018	18.509906	18.430426	-0.43%	0
2017	14.543238	18.509906	27.27%	0
2016	14.571299	14.543238	-0.19%	0
2015	13.296585	14.571299	9.59%	0
2014	12.521506	13.296585	6.19%	0
2013	9.771847	12.521506	28.14%	0
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	1,750
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.793764	15.303326	41.78%	558
2018	10.927302	10.793764	-1.22%	617
2017	7.701701	10.927302	41.88%	1,017
2016	6.909362	7.701701	11.47%	1,254
2015	6.744261	6.909362	2.45%	1,651
2014	6.300016	6.744261	7.05%	0
2013	4.752960	6.300016	32.55%	0
2012	4.074849	4.752960	16.64%	392
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.669335	11.994443	24.05%	0
2018	11.639921	9.669335	-16.93%	0
2017	9.088944	11.639921	28.07%	0
2016	9.950859	9.088944	-8.66%	0
2015	11.145776	9.950859	-10.72%	0
2014	12.952426	11.145776	-13.95%	0
2013	11.576847	12.952426	11.88%	0
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	24.099454	29.907321	24.10%	0
2018	27.924755	24.099454	-13.70%	0
2017	25.070974	27.924755	11.38%	0
2016	22.326293	25.070974	12.29%	0
2015	23.427332	22.326293	-4.70%	0
2014	20.789143	23.427332	12.69%	552
2013	16.050384	20.789143	29.52%	1,316
2012	13.620097	16.050384	17.84%	1,663
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.681537	10.041152	15.66%	0
2018	10.889730	8.681537	-20.28%	0
2017	8.701271	10.889730	25.15%	0
2016	7.358277	8.701271	18.25%	0
2015	9.401933	7.358277	-21.74%	0
2014*	10.000000	9.401933	-5.98%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	22.782425	31.510170	38.31%	0
2018	23.680696	22.782425	-3.79%	0
2017	19.145601	23.680696	23.69%	0
2016	17.973672	19.145601	6.52%	0
2015	18.761859	17.973672	-4.20%	0
2014	20.717084	18.761859	-9.44%	0
2013	14.984707	20.717084	38.25%	0
2012	12.660997	14.984707	18.35%	883
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.823271	27.669001	26.79%	0
2018	24.869924	21.823271	-12.25%	0
2017	21.646419	24.869924	14.89%	0
2016	19.432417	21.646419	11.39%	0
2015	20.036408	19.432417	-3.01%	0
2014	18.571448	20.036408	7.89%	0
2013	13.989788	18.571448	32.75%	0
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.799069	7.99%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.762409	20.620262	23.01%	792
2018	18.968719	16.762409	-11.63%	838
2017	15.277072	18.968719	24.16%	1,157
2016	15.026600	15.277072	1.67%	1,212
2015	14.436485	15.026600	4.09%	1,478
2014	14.580986	14.436485	-0.99%	2,478
2013	11.668920	14.580986	24.96%	916
2012	10.281748	11.668920	13.49%	1,147
2011	10.691901	10.281748	-3.84%	1,343
2010*	10.000000	10.691901	6.92%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.348470	13.404504	8.55%	1,690
2018	12.697516	12.348470	-2.75%	1,941
2017	12.207001	12.697516	4.02%	2,462
2016	11.750057	12.207001	3.89%	2,360
2015	12.080770	11.750057	-2.74%	2,676
2014	11.441161	12.080770	5.59%	1,975
2013	11.723759	11.441161	-2.41%	0
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	30.004686	33.561157	11.85%	0
2018	32.939768	30.004686	-8.91%	0
2017	30.666545	32.939768	7.41%	0
2016	28.332087	30.666545	8.24%	0
2015	29.266443	28.332087	-3.19%	0
2014	29.044001	29.266443	0.77%	0
2013	32.511918	29.044001	-10.67%	0
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.814931	17.081250	15.30%	0
2018	16.187400	14.814931	-8.48%	0
2017	14.239730	16.187400	13.68%	0
2016	13.776065	14.239730	3.37%	0
2015	15.033048	13.776065	-8.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.787329	20.379389	21.40%	0
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.221069	17.998385	18.25%	0
2018	16.364238	15.221069	-6.99%	0
2017	14.434525	16.364238	13.37%	0
2016	13.525972	14.434525	6.72%	0
2015	13.681474	13.525972	-1.14%	0
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	2,416
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.546731	11.252815	6.69%	0
2018	10.891119	10.546731	-3.16%	0
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.832134	22.209857	31.95%	0
2018	18.984142	16.832134	-11.34%	0
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.732446	23.893324	27.55%	0
2018	19.263039	18.732446	-2.75%	0
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	1,651

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.582979	19.171476	23.03%	0
2018	16.274784	15.582979	-4.25%	0
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.803948	16.890683	6.88%	0
2018	16.532539	15.803948	-4.41%	0
2017	15.880689	16.532539	4.10%	0
2016	14.929448	15.880689	6.37%	0
2015	15.703604	14.929448	-4.93%	0
2014	15.440777	15.703604	1.70%	747
2013	15.951367	15.440777	-3.20%	832
2012	14.516142	15.951367	9.89%	844
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	14.958990	18.644624	24.64%	0
2018	16.477378	14.958990	-9.21%	0
2017	14.262947	16.477378	15.53%	0
2016	12.357613	14.262947	15.42%	0
2015	13.471297	12.357613	-8.27%	0
2014	12.604644	13.471297	6.88%	0
2013	9.491927	12.604644	32.79%	1,101
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	3,454
2010	7.551387	8.558961	13.34%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.427234	11.733935	12.53%	0
2018	11.638074	10.427234	-10.40%	0
2017	10.036775	11.638074	15.95%	0
2016*	10.000000	10.036775	0.37%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	17.891510	20.097806	12.33%	386
2018	18.842531	17.891510	-5.05%	422
2017	18.027450	18.842531	4.52%	549
2016	16.129657	18.027450	11.77%	551
2015	16.916780	16.129657	-4.65%	644
2014	16.849918	16.916780	0.40%	0
2013	16.074489	16.849918	4.82%	0
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.471258	19.398258	25.38%	0
2018	16.595991	15.471258	-6.78%	0
2017	13.576479	16.595991	22.24%	0
2016	12.206506	13.576479	11.22%	0
2015	12.604451	12.206506	-3.16%	0
2014	12.077767	12.604451	4.36%	0
2013	8.577867	12.077767	40.80%	0
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.438765	15.597835	25.40%	0
2018	13.377010	12.438765	-7.01%	0
2017	10.951449	13.377010	22.15%	0
2016*	10.000000	10.951449	9.51%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.313782	21.265616	30.35%	0
2018	19.949012	16.313782	-18.22%	0
2017	16.200257	19.949012	23.14%	0
2016	16.905521	16.200257	-4.17%	0
2015	17.353490	16.905521	-2.58%	0
2014	17.906309	17.353490	-3.09%	0
2013	15.070759	17.906309	18.81%	0
2012	13.280769	15.070759	13.48%	0
2011	14.959742	13.280769	-11.22%	0
2010	13.387684	14.959742	11.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.552926	20.954607	26.59%	0
2018	16.910562	16.552926	-2.11%	0
2017	14.330943	16.910562	18.00%	0
2016	13.140841	14.330943	9.06%	0
2015	13.298344	13.140841	-1.18%	0
2014	12.112212	13.298344	9.79%	0
2013	9.436856	12.112212	28.35%	0
2012	8.440043	9.436856	11.81%	0
2011	8.575366	8.440043	-1.58%	0
2010	7.720756	8.575366	11.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.179739	13.853193	13.74%	0
2018	13.269685	12.179739	-8.21%	0
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.673830	14.919083	17.72%	0
2018	14.097627	12.673830	-10.10%	0
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.198174	12.132844	8.35%	0
2018	11.745729	11.198174	-4.66%	0
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.478483	14.433080	15.66%	0
2018	13.719987	12.478483	-9.05%	0
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.945377	13.367054	11.90%	0
2018	12.813410	11.945377	-6.77%	0
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.110174	14.437499	10.12%	0
2018	15.885432	13.110174	-17.47%	0
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.885811	12.676891	6.66%	0
2018	12.193297	11.885811	-2.52%	0
2017	11.929585	12.193297	2.21%	0
2016	11.566411	11.929585	3.14%	0
2015	11.900236	11.566411	-2.81%	0
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.227538	13.119225	7.29%	0
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.097802	11.839790	17.25%	0
2018	11.485565	10.097802	-12.08%	0
2017	9.951398	11.485565	15.42%	0
2016	9.125140	9.951398	9.05%	0
2015*	10.000000	9.125140	-8.75%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.984094	11.486275	15.05%	0
2018	11.064569	9.984094	-9.77%	0
2017	9.927954	11.064569	11.45%	0
2016	9.322795	9.927954	6.49%	0
2015*	10.000000	9.322795	-6.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	18.382023	22.125319	20.36%	0
2018	22.739318	18.382023	-19.16%	0
2017	16.413272	22.739318	38.54%	0
2016	15.563329	16.413272	5.46%	0
2015	18.924578	15.563329	-17.76%	0
2014	20.457130	18.924578	-7.49%	0
2013	20.741327	20.457130	-1.37%	0
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.814250	14.372172	4.04%	0
2018	14.118991	13.814250	-2.16%	0
2017	14.126560	14.118991	-0.05%	0
2016	14.322516	14.126560	-1.37%	0
2015	14.645677	14.322516	-2.21%	0
2014	14.306163	14.645677	2.37%	0
2013	15.230769	14.306163	-6.07%	0
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	47

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.970127	8.938192	-0.36%	0
2018	9.037922	8.970127	-0.75%	0
2017	9.192512	9.037922	-1.68%	0
2016	9.388433	9.192512	-2.09%	0
2015	9.589813	9.388433	-2.10%	0
2014	9.795516	9.589813	-2.10%	0
2013	10.005629	9.795516	-2.10%	0
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.979714	13.970707	16.62%	590
2018	14.319051	11.979714	-16.34%	579
2017	11.474953	14.319051	24.79%	747
2016	11.619441	11.474953	-1.24%	840
2015	12.243028	11.619441	-5.09%	931
2014	12.562005	12.243028	-2.54%	0
2013	10.889479	12.562005	15.36%	0
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.925745	10.591024	18.66%	0
2018	10.618377	8.925745	-15.94%	0
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.731970	22.690787	21.13%	0
2018	20.995238	18.731970	-10.78%	0
2017	18.107147	20.995238	15.95%	0
2016	16.894873	18.107147	7.18%	0
2015	17.431295	16.894873	-3.08%	0
2014	16.959706	17.431295	2.78%	0
2013	13.613905	16.959706	24.58%	0
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.293852	17.269708	12.92%	0
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.916533	21.037957	17.42%	0
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.716095	13.635841	7.23%	0
2018	13.228945	12.716095	-3.88%	0
2017	12.785361	13.228945	3.47%	0
2016	12.524829	12.785361	2.08%	0
2015	12.759715	12.524829	-1.84%	0
2014	12.545365	12.759715	1.71%	0
2013	12.223839	12.545365	2.63%	0
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.312185	18.803492	15.27%	0
2018	17.667624	16.312185	-7.67%	0
2017	15.979789	17.667624	10.56%	0
2016	15.233471	15.979789	4.90%	0
2015	15.612506	15.233471	-2.43%	0
2014	15.161841	15.612506	2.97%	0
2013	13.279033	15.161841	14.18%	0
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.897118	21.345898	19.27%	0
2018	19.814231	17.897118	-9.68%	0
2017	17.345032	19.814231	14.24%	0
2016	16.330928	17.345032	6.21%	0
2015	16.803902	16.330928	-2.81%	0
2014	16.353703	16.803902	2.75%	0
2013	13.649868	16.353703	19.81%	0
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.728418	16.363309	11.10%	0
2018	15.629408	14.728418	-5.76%	0
2017	14.617251	15.629408	6.92%	0
2016	14.124407	14.617251	3.49%	0
2015	14.431805	14.124407	-2.13%	0
2014	14.074326	14.431805	2.54%	0
2013	13.010715	14.074326	8.17%	0
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.715972	7.16%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	17.059686	21.800421	27.79%	0
2018	17.981043	17.059686	-5.12%	0
2017	14.105113	17.981043	27.48%	0
2016	14.098104	14.105113	0.05%	0
2015	13.922367	14.098104	1.26%	0
2014	12.877156	13.922367	8.12%	0
2013	9.761866	12.877156	31.91%	0
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	77
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.343236	36.838640	34.73%	0
2018	28.293283	27.343236	-3.36%	0
2017	22.698591	28.293283	24.65%	0
2016	22.371500	22.698591	1.46%	0
2015	21.743957	22.371500	2.89%	0
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	1,148
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.709024	28.224625	24.29%	299
2018	25.591445	22.709024	-11.26%	300
2017	24.052114	25.591445	6.40%	419
2016	20.397560	24.052114	17.92%	440
2015	21.765763	20.397560	-6.29%	545
2014	19.654235	21.765763	10.74%	0
2013	15.220447	19.654235	29.13%	695
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.344202	41.017698	23.01%	0
2018	38.439809	33.344202	-13.26%	0
2017	33.910977	38.439809	13.36%	0
2016	28.794074	33.910977	17.77%	0
2015	30.176496	28.794074	-4.58%	0
2014	28.170076	30.176496	7.12%	0
2013	21.626789	28.170076	30.26%	0
2012	18.805798	21.626789	15.00%	0
2011	19.709896	18.805798	-4.59%	743
2010	15.952449	19.709896	23.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.382835	9.564952	14.10%	0
2018	10.337990	8.382835	-18.91%	0
2017	8.589824	10.337990	20.35%	0
2016	8.337898	8.589824	3.02%	0
2015	8.976347	8.337898	-7.11%	0
2014*	10.000000	8.976347	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.577780	20.352428	22.77%	0
2018	19.154576	16.577780	-13.45%	0
2017	17.081023	19.154576	12.14%	0
2016	14.994719	17.081023	13.91%	0
2015	15.814772	14.994719	-5.19%	0
2014	14.616612	15.814772	8.20%	781
2013	11.023405	14.616612	32.60%	0
2012	9.558087	11.023405	15.33%	0
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.512239	16.548678	22.47%	0
2018	15.649439	13.512239	-13.66%	0
2017	13.976794	15.649439	11.97%	0
2016	12.301852	13.976794	13.62%	0
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.133925	20.774135	21.25%	386
2018	20.155167	17.133925	-14.99%	392
2017	18.083617	20.155167	11.46%	536
2016	15.706927	18.083617	15.13%	574
2015	16.520612	15.706927	-4.93%	690
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	84
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	22.570203	29.987433	32.86%	0
2018	25.045957	22.570203	-9.88%	0
2017	20.477439	25.045957	22.31%	0
2016	19.311643	20.477439	6.04%	0
2015	19.577893	19.311643	-1.36%	0
2014	19.451012	19.577893	0.65%	0
2013	13.769426	19.451012	41.26%	0
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	33.484673	39.010265	16.50%	0
2018	41.190553	33.484673	-18.71%	0
2017	38.575333	41.190553	6.78%	0
2016	31.286813	38.575333	23.30%	0
2015	34.006093	31.286813	-8.00%	0
2014	32.456415	34.006093	4.77%	0
2013	23.612536	32.456415	37.45%	423
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	33.026917	40.626346	23.01%	0
2018	38.618899	33.026917	-14.48%	0
2017	34.756965	38.618899	11.11%	0
2016	28.901441	34.756965	20.26%	0
2015	30.012248	28.901441	-3.70%	0
2014	30.408235	30.012248	-1.30%	0
2013	22.042961	30.408235	37.95%	0
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.273965	20.075832	23.36%	0
2018	17.646984	16.273965	-7.78%	0
2017	15.195222	17.646984	16.14%	0
2016	14.094970	15.195222	7.81%	0
2015	14.444093	14.094970	-2.42%	0
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	13.055718	16.705869	27.96%	459
2018	13.881943	13.055718	-5.95%	576
2017	13.313796	13.881943	4.27%	764
2016	12.667600	13.313796	5.10%	718
2015	13.671809	12.667600	-7.35%	870
2014	10.835152	13.671809	26.18%	0
2013	10.740512	10.835152	0.88%	0
2012	9.475533	10.740512	13.35%	70
2011	9.087555	9.475533	4.27%	72
2010	7.130197	9.087555	27.45%	72
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.343061	19.653319	28.09%	0
2018	16.477078	15.343061	-6.88%	0
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.598924	9.781451	1.90%	0
2018	9.726190	9.598924	-1.31%	0
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.680263	16.735913	22.34%	0
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.236708	21.817613	34.37%	0
2018	17.807092	16.236708	-8.82%	0
2017	14.238412	17.807092	25.06%	0
2016	13.659809	14.238412	4.24%	0
2015	13.978731	13.659809	-2.28%	0
2014	13.724828	13.978731	1.85%	0
2013	10.089645	13.724828	36.03%	0
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.884447	14.117052	29.70%	0
2018	11.899736	10.884447	-8.53%	0
2017	9.757478	11.899736	21.96%	0
2016	9.568016	9.757478	1.98%	0
2015*	10.000000	9.568016	-4.32%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.165231	9.303574	1.51%	0
2018	9.268302	9.165231	-1.11%	0
2017	9.382942	9.268302	-1.22%	0
2016	9.468210	9.382942	-0.90%	0
2015	9.653574	9.468210	-1.92%	0
2014	9.800861	9.653574	-1.50%	0
2013	9.949728	9.800861	-1.50%	0
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.265186	26.207613	23.24%	0
2018	23.043471	21.265186	-7.72%	0
2017	19.873633	23.043471	15.95%	0
2016	18.476559	19.873633	7.56%	0
2015	18.960804	18.476559	-2.55%	0
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	777
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.283854	11.250249	9.40%	0
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	1,279
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.235707	11.489049	12.24%	0
2018	10.986635	10.235707	-6.83%	0
2017	10.221931	10.986635	7.48%	0
2016	9.222063	10.221931	10.84%	0
2015	9.648079	9.222063	-4.42%	0
2014*	10.000000	9.648079	-3.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.597866	11.093032	4.67%	0
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	1,131
2010	10.811888	11.576880	7.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.468896	10.651197	1.74%	0
2018	10.669394	10.468896	-1.88%	0
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	2,680

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.130835	12.877851	6.16%	0
2018	12.672948	12.130835	-4.28%	0
2017	12.486767	12.672948	1.49%	0
2016	12.124973	12.486767	2.98%	0
2015	12.729345	12.124973	-4.75%	0
2014	12.612502	12.729345	0.93%	0
2013	14.191087	12.612502	-11.12%	0
2012	13.329372	14.191087	6.46%	0
2011	12.191864	13.329372	9.33%	0
2010	11.519022	12.191864	5.84%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	14.047599	14.901627	6.08%	0
2018	14.427889	14.047599	-2.64%	0
2017	14.045276	14.427889	2.72%	0
2016	13.970516	14.045276	0.54%	0
2015	14.208307	13.970516	-1.67%	0
2014	13.918634	14.208307	2.08%	0
2013	14.500770	13.918634	-4.01%	0
2012	13.515160	14.500770	7.29%	0
2011	13.323983	13.515160	1.43%	0
2010	12.588446	13.323983	5.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.271245	10.884855	5.97%	0
2018	10.559840	10.271245	-2.73%	0
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	2,511
2012	9.950190	10.666107	7.20%	1,258
2011*	10.000000	9.950190	-0.50%	2,805
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.597869	11.759799	22.53%	0
2018	12.122015	9.597869	-20.82%	0
2017	9.781293	12.122015	23.93%	0
2016*	10.000000	9.781293	-2.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.378696	13.317688	17.04%	0
2018	12.780273	11.378696	-10.97%	0
2017	12.410182	12.780273	2.98%	0
2016	10.588400	12.410182	17.21%	0
2015	12.354790	10.588400	-14.30%	0
2014	13.088216	12.354790	-5.60%	0
2013	11.049891	13.088216	18.45%	0
2012	10.489748	11.049891	5.34%	0
2011	12.189519	10.489748	-13.94%	0
2010	9.580343	12.189519	27.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.591174	41.041682	25.93%	221
2018	33.011409	32.591174	-1.27%	206
2017	26.485092	33.011409	24.64%	315
2016	30.298435	26.485092	-12.59%	355
2015	27.516881	30.298435	10.11%	370
2014	21.418935	27.516881	28.47%	481
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	28.864426	36.904296	27.85%	0
2018	38.539036	28.864426	-25.10%	0
2017	26.061954	38.539036	47.87%	0
2016	26.592131	26.061954	-1.99%	0
2015	31.582040	26.592131	-15.80%	0
2014	32.394086	31.582040	-2.51%	0
2013	29.538293	32.394086	9.67%	410
2012	23.244444	29.538293	27.08%	484
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.014977	5.476534	9.20%	0
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	18.191356	19.923154	9.52%	0
2018	25.911156	18.191356	-29.79%	0
2017	26.922511	25.911156	-3.76%	0
2016	19.134559	26.922511	40.70%	0
2015	29.368821	19.134559	-34.85%	0
2014	37.084104	29.368821	-20.80%	0
2013	34.269654	37.084104	8.21%	0
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.233462	20.403805	25.69%	0
2018	19.128326	16.233462	-15.13%	0
2017	15.449870	19.128326	23.81%	0
2016	15.188693	15.449870	1.72%	0
2015	16.013174	15.188693	-5.15%	0
2014	14.842770	16.013174	7.89%	0
2013	11.320220	14.842770	31.12%	0
2012	9.944695	11.320220	13.83%	0
2011	10.901917	9.944695	-8.78%	0
2010	9.912029	10.901917	9.99%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.735938	7.36%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.591945	33.719489	22.21%	0
2018	27.823107	27.591945	-0.83%	0
2017	22.579422	27.823107	23.22%	0
2016	21.404279	22.579422	5.49%	0
2015	22.512423	21.404279	-4.92%	0
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.169905	12.595549	12.76%	0
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.520929	29.942332	17.32%	0
2018	30.795422	25.520929	-17.13%	0
2017	27.886600	30.795422	10.43%	0
2016	22.835937	27.886600	22.12%	0
2015	24.746895	22.835937	-7.72%	0
2014	23.213940	24.746895	6.60%	0
2013	17.236659	23.213940	34.68%	0
2012	14.869912	17.236659	15.92%	0
2011	16.629927	14.869912	-10.58%	0
2010	13.425261	16.629927	23.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.647373	12.411568	6.56%	0
2018	12.250029	11.647373	-4.92%	0
2017	12.075080	12.250029	1.45%	0
2016	11.821028	12.075080	2.15%	0
2015	12.386519	11.821028	-4.57%	0
2014	12.254320	12.386519	1.08%	0
2013	13.683949	12.254320	-10.45%	0
2012	13.023453	13.683949	5.07%	0
2011	11.909933	13.023453	9.35%	0
2010	11.578828	11.909933	2.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	16.274681	19.738726	21.28%	172
2018	17.860987	16.274681	-8.88%	172
2017	15.148752	17.860987	17.90%	188
2016	13.641273	15.148752	11.05%	124
2015	14.771276	13.641273	-7.65%	0
2014	13.418082	14.771276	10.08%	0
2013	10.096140	13.418082	32.90%	0
2012	8.992572	10.096140	12.27%	0
2011	8.912386	8.992572	0.90%	0
2010	7.979243	8.912386	11.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.374974	15.550420	25.66%	0
2018	14.919490	12.374974	-17.05%	0
2017	11.619980	14.919490	28.40%	0
2016	12.565533	11.619980	-7.52%	0
2015	12.745026	12.565533	-1.41%	0
2014	13.784189	12.745026	-7.54%	0
2013	11.507888	13.784189	19.78%	0
2012	9.707097	11.507888	18.55%	0
2011	11.278286	9.707097	-13.93%	0
2010	10.173470	11.278286	10.86%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	20.011304	25.289114	26.37%	0
2018	23.465658	20.011304	-14.72%	0
2017	21.469043	23.465658	9.30%	0
2016	17.857903	21.469043	20.22%	0
2015	18.515602	17.857903	-3.55%	0
2014	16.253102	18.515602	13.92%	0
2013	12.765615	16.253102	27.32%	0
2012	11.215490	12.765615	13.82%	0
2011	11.541476	11.215490	-2.82%	0
2010	9.890566	11.541476	16.69%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	23.088419	28.699761	24.30%	0
2018	25.975669	23.088419	-11.12%	0
2017	24.409485	25.975669	6.42%	0
2016	20.704031	24.409485	17.90%	0
2015	22.014104	20.704031	-5.95%	0
2014	19.895417	22.014104	10.65%	0
2013	15.435240	19.895417	28.90%	0
2012	13.768348	15.435240	12.11%	0
2011	13.928954	13.768348	-1.15%	0
2010	12.550165	13.928954	10.99%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.075609	11.324272	12.39%	0
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.578720	10.230124	6.80%	0
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.388218	14.203493	24.72%	0
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.459041	16.660285	15.22%	0
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	25.709016	30.744244	19.59%	0
2018	28.868390	25.709016	-10.94%	0
2017	26.245521	28.868390	9.99%	0
2016	21.332281	26.245521	23.03%	0
2015	22.321024	21.332281	-4.43%	0
2014	21.700113	22.321024	2.86%	0
2013	15.759956	21.700113	37.69%	0
2012	13.916337	15.759956	13.25%	0
2011	14.141917	13.916337	-1.60%	0
2010	11.485886	14.141917	23.12%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	16.781094	21.451508	27.83%	0
2018	17.985676	16.781094	-6.70%	0
2017	15.122313	17.985676	18.93%	0
2016	13.834060	15.122313	9.31%	0
2015	13.983228	13.834060	-1.07%	0
2014	12.599086	13.983228	10.99%	0
2013	9.752317	12.599086	29.19%	913
2012	8.611776	9.752317	13.24%	913
2011	8.638401	8.611776	-0.31%	913
2010	7.687382	8.638401	12.37%	913

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	12.776826	16.797779	31.47%	0
2018	13.660534	12.776826	-6.47%	0
2017	12.103801	13.660534	12.86%	0
2016	11.206496	12.103801	8.01%	0
2015	11.830710	11.206496	-5.28%	0
2014	10.656994	11.830710	11.01%	0
2013	8.106810	10.656994	31.46%	0
2012	7.399300	8.106810	9.56%	0
2011	7.493999	7.399300	-1.26%	0
2010	6.670270	7.493999	12.35%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	16.368862	21.751129	32.88%	0
2018	17.961401	16.368862	-8.87%	0
2017	14.414813	17.961401	24.60%	0
2016	13.651609	14.414813	5.59%	0
2015	14.304702	13.651609	-4.57%	0
2014	13.524641	14.304702	5.77%	0
2013	11.413126	13.524641	18.50%	0
2012	10.562751	11.413126	8.05%	0
2011	9.901921	10.562751	6.67%	0
2010	8.775175	9.901921	12.84%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.904466	18.951830	19.16%	0
2018	20.088506	15.904466	-20.83%	0
2017	16.464944	20.088506	22.01%	0
2016	14.372154	16.464944	14.56%	0
2015	15.030192	14.372154	-4.38%	0
2014	15.119449	15.030192	-0.59%	0
2013	10.401554	15.119449	45.36%	0
2012	8.817436	10.401554	17.97%	0
2011	10.459073	8.817436	-15.70%	0
2010	8.149953	10.459073	28.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.116355	16.392036	24.97%	0
2018	16.141317	13.116355	-18.74%	0
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.071319	10.552393	4.78%	0
2018	10.302683	10.071319	-2.25%	0
2017	10.178055	10.302683	1.22%	0
2016	9.547012	10.178055	6.61%	0
2015	9.854557	9.547012	-3.12%	0
2014*	10.000000	9.854557	-1.45%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.454773	16.550642	7.09%	0
2018	15.890454	15.454773	-2.74%	0
2017	15.608729	15.890454	1.80%	0
2016	15.363215	15.608729	1.60%	0
2015	15.739120	15.363215	-2.39%	257
2014	15.497114	15.739120	1.56%	257
2013	15.675394	15.497114	-1.14%	257
2012	14.601140	15.675394	7.36%	257
2011	14.589538	14.601140	0.08%	257
2010	13.741405	14.589538	6.17%	4
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.746956	15.603550	13.51%	0
2018	14.652120	13.746956	-6.18%	0
2017	13.251558	14.652120	10.57%	0
2016	12.863053	13.251558	3.02%	0
2015	13.186834	12.863053	-2.46%	0
2014	12.914858	13.186834	2.11%	0
2013	11.639705	12.914858	10.96%	0
2012	10.651392	11.639705	9.28%	0
2011	10.915928	10.651392	-2.42%	0
2010	9.895266	10.915928	10.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.859145	16.274675	17.43%	0
2018	15.065942	13.859145	-8.01%	0
2017	13.218712	15.065942	13.97%	0
2016	12.738613	13.218712	3.77%	0
2015	13.066415	12.738613	-2.51%	0
2014	12.758444	13.066415	2.41%	0
2013	11.244637	12.758444	13.46%	0
2012	10.153268	11.244637	10.75%	0
2011	10.493911	10.153268	-3.25%	0
2010	9.364543	10.493911	12.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.350361	17.464452	21.70%	0
2018	15.922984	14.350361	-9.88%	0
2017	13.468012	15.922984	18.23%	0
2016	12.920661	13.468012	4.24%	0
2015	13.249102	12.920661	-2.48%	0
2014	12.912506	13.249102	2.61%	0
2013	10.861265	12.912506	18.89%	0
2012	9.612260	10.861265	12.99%	0
2011	10.095231	9.612260	-4.78%	0
2010	8.893878	10.095231	13.51%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.022559	13.386591	21.45%	0
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	23.376611	30.067828	28.62%	0
2018	25.550835	23.376611	-8.51%	0
2017	21.443689	25.550835	19.15%	0
2016	20.306884	21.443689	5.60%	0
2015	20.637980	20.306884	-1.60%	0
2014	18.862503	20.637980	9.41%	0
2013	14.698742	18.862503	28.33%	0
2012	12.916044	14.698742	13.80%	0
2011	13.556769	12.916044	-4.73%	0
2010	11.830371	13.556769	14.59%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	25.124603	32.273308	28.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	6.977592	7.498360	7.46%	0
2018	9.479815	6.977592	-26.40%	0
2017	9.964059	9.479815	-4.86%	0
2016	7.626927	9.964059	30.64%	0
2015	9.835694	7.626927	-22.46%	0
2014	11.523108	9.835694	-14.64%	0
2013	9.485812	11.523108	21.48%	0
2012	9.256514	9.485812	2.48%	8
2011	9.978366	9.256514	-7.23%	8
2010	8.557987	9.978366	16.60%	8

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.120907	20.084690	24.59%	37
2018	17.988311	16.120907	-10.38%	37
2017	16.295750	17.988311	10.39%	37
2016	14.124133	16.295750	15.38%	37
2015	15.049848	14.124133	-6.15%	37
2014	14.156464	15.049848	6.31%	37
2013	11.301561	14.156464	25.26%	37
2012	9.856356	11.301561	14.66%	37
2011	9.986715	9.856356	-1.31%	37
2010	8.867966	9.986715	12.62%	37
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.352701	14.405769	26.89%	244
2018	12.778265	11.352701	-11.16%	244
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.193400	23.670818	37.67%	0
2018	15.642169	17.193400	9.92%	0
2017	11.893310	15.642169	31.52%	0
2016	12.123959	11.893310	-1.90%	0
2015	11.746474	12.123959	3.21%	0
2014	10.708497	11.746474	9.69%	0
2013	7.942967	10.708497	34.82%	0
2012	6.795301	7.942967	16.89%	0
2011	6.796107	6.795301	-0.01%	0
2010	5.616700	6.796107	21.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	17.228034	22.620455	31.30%	0
2018	17.657422	17.228034	-2.43%	0
2017	13.365691	17.657422	32.11%	268
2016	13.561783	13.365691	-1.45%	280
2015	12.946673	13.561783	4.75%	0
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.969443	14.584120	12.45%	0
2018	13.751136	12.969443	-5.68%	0
2017	13.124378	13.751136	4.78%	0
2016	11.726511	13.124378	11.92%	0
2015	12.451872	11.726511	-5.83%	0
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.813596	13.739421	7.23%	0
2018	13.180033	12.813596	-2.78%	0
2017	12.931107	13.180033	1.93%	0
2016	12.629916	12.931107	2.38%	0
2015	12.999186	12.629916	-2.84%	0
2014	12.561975	12.999186	3.48%	0
2013	13.085270	12.561975	-4.00%	0
2012	12.644074	13.085270	3.49%	0
2011	12.052304	12.644074	4.91%	0
2010	11.438654	12.052304	5.36%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	16.007891	19.320943	20.70%	0
2018	19.167899	16.007891	-16.49%	0
2017	16.227930	19.167899	18.12%	236
2016	14.791815	16.227930	9.71%	231
2015	15.347062	14.791815	-3.62%	0
2014	14.769158	15.347062	3.91%	0
2013	11.093038	14.769158	33.14%	0
2012	9.879986	11.093038	12.28%	9
2011	11.308667	9.879986	-12.63%	9
2010	8.979490	11.308667	25.94%	9
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.161619	15.193431	24.93%	0
2018	14.604332	12.161619	-16.73%	0
2017	11.470988	14.604332	27.32%	0
2016	12.355141	11.470988	-7.16%	0
2015	12.200797	12.355141	1.27%	0
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.281966	11.166770	20.31%	0
2018	10.141793	9.281966	-8.48%	0
2017*	10.000000	10.141793	1.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	19.389266	25.478448	31.40%	0
2018	23.972624	19.389266	-19.12%	0
2017	20.549939	23.972624	16.66%	0
2016	19.182045	20.549939	7.13%	0
2015	20.221303	19.182045	-5.14%	0
2014	19.369370	20.221303	4.40%	0
2013	15.174749	19.369370	27.64%	0
2012	12.202008	15.174749	24.36%	0
2011	13.680146	12.202008	-10.80%	0
2010	11.055685	13.680146	23.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.768095	13.801922	17.28%	0
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.522841	16.492701	13.56%	0
2018	15.511380	14.522841	-6.37%	0
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.286007	18.898372	23.63%	0
2018	17.933115	15.286007	-14.76%	0
2017	16.561860	17.933115	8.28%	0
2016	13.000173	16.561860	27.40%	0
2015	14.345597	13.000173	-9.38%	0
2014	14.577642	14.345597	-1.59%	0
2013	10.935084	14.577642	33.31%	0
2012	9.440061	10.935084	15.84%	0
2011	10.024027	9.440061	-5.83%	0
2010	7.989297	10.024027	25.47%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.509841	11.789653	23.97%	0
2018	11.543411	9.509841	-17.62%	0
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	14.074647	15.540035	10.41%	0
2018	16.978197	14.074647	-17.10%	0
2017	14.826579	16.978197	14.51%	0
2016	14.095707	14.826579	5.19%	0
2015	15.375495	14.095707	-8.32%	0
2014	17.633188	15.375495	-12.80%	0
2013	14.618237	17.633188	20.62%	0
2012	12.597475	14.618237	16.04%	0
2011	14.375381	12.597475	-12.37%	0
2010	13.518237	14.375381	6.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.803554	8.592481	10.11%	0
2018	9.432667	7.803554	-17.27%	0
2017	8.260373	9.432667	14.19%	0
2016	7.876227	8.260373	4.88%	0
2015	8.608276	7.876227	-8.50%	0
2014*	10.000000	8.608276	-13.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.326045	9.309227	-0.18%	0
2018	9.350919	9.326045	-0.27%	0
2017	9.375273	9.350919	-0.26%	0
2016	9.307202	9.375273	0.73%	0
2015	9.939633	9.307202	-6.36%	0
2014*	10.000000	9.939633	-0.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.198599	12.265831	9.53%	0
2018	11.964845	11.198599	-6.40%	0
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.225443	9.479650	2.76%	0
2018	9.933364	9.225443	-7.13%	0
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.780529	13.994237	18.79%	0
2018	13.112040	11.780529	-10.15%	0
2017	11.645687	13.112040	12.59%	0
2016	10.782071	11.645687	8.01%	0
2015	11.092906	10.782071	-2.80%	0
2014	10.796370	11.092906	2.75%	0
2013	9.249681	10.796370	16.72%	0
2012	8.109574	9.249681	14.06%	0
2011	9.843373	8.109574	-17.61%	0
2010	8.695245	9.843373	13.20%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.636300	20.303769	29.85%	0
2018	17.203797	15.636300	-9.11%	0
2017	14.101785	17.203797	22.00%	0
2016	13.263097	14.101785	6.32%	0
2015	13.565316	13.263097	-2.23%	0
2014	12.263084	13.565316	10.62%	0
2013	9.601887	12.263084	27.72%	0
2012	8.475039	9.601887	13.30%	0
2011	9.052560	8.475039	-6.38%	0
2010	7.450232	9.052560	21.51%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.686495	17.260680	17.53%	0
2018	15.923124	14.686495	-7.77%	0
2017	14.225281	15.923124	11.94%	0
2016	13.458289	14.225281	5.70%	0
2015	13.739287	13.458289	-2.05%	0
2014	13.158186	13.739287	4.42%	0
2013	11.761743	13.158186	11.87%	0
2012	10.610894	11.761743	10.85%	0
2011	10.773095	10.610894	-1.51%	0
2010	9.957913	10.773095	8.19%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.300301	19.736287	21.08%	0
2018	18.641204	16.300301	-12.56%	0
2017	16.597269	18.641204	12.31%	0
2016	13.821366	16.597269	20.08%	0
2015	14.821824	13.821366	-6.75%	0
2014	14.076131	14.821824	5.30%	0
2013	10.798737	14.076131	30.35%	0
2012	9.555165	10.798737	13.01%	0
2011	10.208421	9.555165	-6.40%	0
2010	8.946146	10.208421	14.11%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.800863	18.364785	9.31%	0
2018	17.910322	16.800863	-6.19%	0
2017	17.228747	17.910322	3.96%	0
2016	14.981612	17.228747	15.00%	0
2015	15.940916	14.981612	-6.02%	0
2014	15.891709	15.940916	0.31%	0
2013	15.124305	15.891709	5.07%	0
2012	13.456717	15.124305	12.39%	0
2011	13.756740	13.456717	-2.18%	0
2010	12.179395	13.756740	12.95%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.558131	21.059703	19.94%	0
2018	20.548775	17.558131	-14.55%	0
2017	20.250106	20.548775	1.47%	0
2016	16.344937	20.250106	23.89%	0
2015	17.888038	16.344937	-8.63%	0
2014	18.537225	17.888038	-3.50%	0
2013	13.848770	18.537225	33.85%	0
2012	11.843363	13.848770	16.93%	0
2011	12.687815	11.843363	-6.66%	0
2010	10.638214	12.687815	19.27%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.358222	21.520221	23.98%	0
2018	20.387108	17.358222	-14.86%	0
2017	18.322015	20.387108	11.27%	0
2016	14.771392	18.322015	24.04%	0
2015	16.196392	14.771392	-8.80%	0
2014	16.402545	16.196392	-1.26%	0
2013	12.572994	16.402545	30.46%	0
2012	10.971653	12.572994	14.60%	0
2011	12.120710	10.971653	-9.48%	0
2010	10.515241	12.120710	15.27%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	16.083171	19.778911	22.98%	0
2018	18.327355	16.083171	-12.24%	0
2017	15.303718	18.327355	19.76%	0
2016	13.784303	15.303718	11.02%	0
2015	14.271953	13.784303	-3.42%	0
2014	13.405680	14.271953	6.46%	0
2013	9.693128	13.405680	38.30%	0
2012	8.880486	9.693128	9.15%	0
2011	9.256582	8.880486	-4.06%	0
2010	7.271287	9.256582	27.30%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.153665	22.478673	31.04%	0
2018	18.194015	17.153665	-5.72%	0
2017	14.290139	18.194015	27.32%	0
2016	13.431830	14.290139	6.39%	0
2015	13.012509	13.431830	3.22%	0
2014	11.540024	13.012509	12.76%	0
2013	9.193982	11.540024	25.52%	0
2012	8.487096	9.193982	8.33%	0
2011	9.064953	8.487096	-6.37%	0
2010	7.941818	9.064953	14.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.889546	22.600986	33.82%	0
2018	17.912047	16.889546	-5.71%	0
2017	14.374161	17.912047	24.61%	0
2016	14.363379	14.374161	0.08%	0
2015	13.979099	14.363379	2.75%	0
2014	13.174388	13.979099	6.11%	0
2013	9.607519	13.174388	37.13%	0
2012*	10.000000	9.607519	-3.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.840949	25.151516	33.49%	0
2018	20.036900	18.840949	-5.97%	0
2017	16.119150	20.036900	24.30%	0
2016	16.146673	16.119150	-0.17%	0
2015	15.753186	16.146673	2.50%	0
2014	14.883538	15.753186	5.84%	0
2013	10.880461	14.883538	36.79%	0
2012	9.806315	10.880461	10.95%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.375547	21.926566	26.19%	0
2018	19.601263	17.375547	-11.35%	0
2017	17.698820	19.601263	10.75%	0
2016	16.403003	17.698820	7.90%	0
2015	17.789980	16.403003	-7.80%	0
2014	16.811394	17.789980	5.82%	0
2013	13.292631	16.811394	26.47%	0
2012	11.929341	13.292631	11.43%	0
2011	12.198633	11.929341	-2.21%	0
2010	11.379168	12.198633	7.20%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.533107	15.939039	17.78%	0
2018	15.284984	13.533107	-11.46%	0
2017	14.067943	15.284984	8.65%	0
2016	12.487442	14.067943	12.66%	0
2015	13.061459	12.487442	-4.39%	0
2014	12.242398	13.061459	6.69%	0
2013	9.994393	12.242398	22.49%	0
2012	9.073415	9.994393	10.15%	0
2011*	10.000000	9.073415	-9.27%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.882431	14.301179	20.36%	0
2018	12.941144	11.882431	-8.18%	0
2017	11.698132	12.941144	10.63%	0
2016	11.715414	11.698132	-0.15%	0
2015	12.152757	11.715414	-3.60%	0
2014	10.835504	12.152757	12.16%	0
2013	10.781091	10.835504	0.50%	0
2012	8.600095	10.781091	25.36%	0
2011	9.400603	8.600095	-8.52%	0
2010	8.175189	9.400603	14.99%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.823758	25.702663	29.66%	0
2018	20.080230	19.823758	-1.28%	0
2017	17.716250	20.080230	13.34%	0
2016	20.448135	17.716250	-13.36%	0
2015	20.256769	20.448135	0.94%	0
2014	17.299150	20.256769	17.10%	0
2013	12.579158	17.299150	37.52%	0
2012	10.633820	12.579158	18.29%	0
2011	10.454076	10.633820	1.72%	0
2010	10.146614	10.454076	3.03%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	19.004283	23.909078	25.81%	0
2018	22.845833	19.004283	-16.82%	0
2017	18.980279	22.845833	20.37%	0
2016	19.484175	18.980279	-2.59%	0
2015	20.390219	19.484175	-4.44%	0
2014	20.769464	20.390219	-1.83%	0
2013	17.834681	20.769464	16.46%	0
2012	15.776872	17.834681	13.04%	0
2011	17.288451	15.776872	-8.74%	0
2010	15.654328	17.288451	10.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.768190	15.621784	22.35%	0
2018	14.762864	12.768190	-13.51%	0
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	17.154843	22.861984	33.27%	0
2018	18.599607	17.154843	-7.77%	0
2017	14.985758	18.599607	24.12%	0
2016	15.658998	14.985758	-4.30%	0
2015	15.455410	15.658998	1.32%	0
2014	13.686115	15.455410	12.93%	0
2013	10.780598	13.686115	26.95%	0
2012	9.654836	10.780598	11.66%	0
2011	9.981229	9.654836	-3.27%	0
2010	9.322481	9.981229	7.07%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	16.618585	22.662323	36.37%	244
2018	18.086062	16.618585	-8.11%	244
2017	14.350415	18.086062	26.03%	257
2016	14.330347	14.350415	0.14%	194
2015	13.737697	14.330347	4.31%	0
2014	13.271910	13.737697	3.51%	0
2013	9.974214	13.271910	33.06%	0
2012	8.754086	9.974214	13.94%	0
2011	8.849071	8.754086	-1.07%	0
2010	7.094721	8.849071	24.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.509550	23.868905	28.95%	0
2018	21.790855	18.509550	-15.06%	0
2017	16.293826	21.790855	33.74%	0
2016	16.637236	16.293826	-2.06%	0
2015	16.357670	16.637236	1.71%	0
2014	16.342501	16.357670	0.09%	0
2013	13.118999	16.342501	24.57%	0
2012	11.056677	13.118999	18.65%	0
2011	12.320656	11.056677	-10.26%	0
2010	10.857691	12.320656	13.47%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.669732	10.484075	8.42%	0
2018	10.338024	9.669732	-6.46%	0
2017	9.940985	10.338024	3.99%	0
2016	9.535823	9.940985	4.25%	0
2015	9.970761	9.535823	-4.36%	0
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.401427	10.518698	25.20%	0
2018	10.674191	8.401427	-21.29%	0
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	16.220365	20.963531	29.24%	0
2018	17.998275	16.220365	-9.88%	0
2017	15.732239	17.998275	14.40%	0
2016	14.403608	15.732239	9.22%	0
2015	14.245942	14.403608	1.11%	0
2014	13.151307	14.245942	8.32%	0
2013	10.199401	13.151307	28.94%	0
2012	8.919187	10.199401	14.35%	0
2011	9.116071	8.919187	-2.16%	0
2010	8.023745	9.116071	13.61%	4

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.507336	20.428178	23.75%	0
2018	18.814629	16.507336	-12.26%	0
2017	16.842496	18.814629	11.71%	0
2016	14.579415	16.842496	15.52%	0
2015	15.833893	14.579415	-7.92%	0
2014	14.456607	15.833893	9.53%	0
2013	10.476827	14.456607	37.99%	0
2012	9.075170	10.476827	15.44%	0
2011	9.484011	9.075170	-4.31%	0
2010	7.853903	9.484011	20.76%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.954621	27.352777	19.16%	0
2018	24.811434	22.954621	-7.48%	0
2017	21.437625	24.811434	15.74%	0
2016	22.484851	21.437625	-4.66%	0
2015	25.071679	22.484851	-10.32%	0
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.417458	25.478756	8.80%	0
2018	24.451990	23.417458	-4.23%	0
2017	23.423352	24.451990	4.39%	0
2016	20.601719	23.423352	13.70%	0
2015	22.519344	20.601719	-8.52%	0
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.671778	34.650679	34.98%	107
2018	26.254448	25.671778	-2.22%	107
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	0
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.506551	10.165199	6.93%	0
2018	9.843212	9.506551	-3.42%	0
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	18.253053	24.442708	33.91%	0
2018	18.341194	18.253053	-0.48%	0
2017	14.418024	18.341194	27.21%	314
2016	14.453210	14.418024	-0.24%	260
2015	13.195560	14.453210	9.53%	0
2014	12.432715	13.195560	6.14%	0
2013	9.707502	12.432715	28.07%	0
2012	8.010134	9.707502	21.19%	10
2011	8.796429	8.010134	-8.94%	10
2010	8.442557	8.796429	4.19%	10
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.689896	15.148337	41.71%	0
2018	10.827720	10.689896	-1.27%	0
2017	7.635398	10.827720	41.81%	0
2016	6.853367	7.635398	11.41%	0
2015	6.693018	6.853367	2.40%	0
2014	6.255344	6.693018	7.00%	0
2013	4.721666	6.255344	32.48%	0
2012	4.050083	4.721666	16.58%	0
2011	4.531216	4.050083	-10.62%	0
2010	3.722508	4.531216	21.72%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.576239	11.872904	23.98%	0
2018	11.533778	9.576239	-16.97%	0
2017	9.010653	11.533778	28.00%	0
2016	9.870180	9.010653	-8.71%	0
2015	11.061069	9.870180	-10.77%	0
2014	12.860565	11.061069	-13.99%	0
2013	11.500607	12.860565	11.83%	380
2012	10.385109	11.500607	10.74%	387
2011	15.685566	10.385109	-33.79%	0
2010	12.822056	15.685566	22.33%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	23.919675	29.669065	24.04%	0
2018	27.730692	23.919675	-13.74%	0
2017	24.909429	27.730692	11.33%	0
2016	22.193726	24.909429	12.24%	0
2015	23.300124	22.193726	-4.75%	0
2014	20.686826	23.300124	12.63%	0
2013	15.979552	20.686826	29.46%	0
2012	13.566941	15.979552	17.78%	0
2011	13.571163	13.566941	-0.03%	0
2010	11.234179	13.571163	20.80%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.660870	10.012141	15.60%	0
2018	10.869389	8.660870	-20.32%	0
2017	8.689436	10.869389	25.09%	0
2016	7.352013	8.689436	18.19%	0
2015	9.398728	7.352013	-21.78%	0
2014*	10.000000	9.398728	-6.01%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	22.589164	31.226933	38.24%	0
2018	23.491900	22.589164	-3.84%	0
2017	19.002634	23.491900	23.62%	0
2016	17.848547	19.002634	6.47%	0
2015	18.640768	17.848547	-4.25%	0
2014	20.593904	18.640768	-9.48%	0
2013	14.903213	20.593904	38.18%	0
2012	12.598600	14.903213	18.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.638293	27.420470	26.72%	0
2018	24.671808	21.638293	-12.30%	0
2017	21.484916	24.671808	14.83%	0
2016	19.297258	21.484916	11.34%	0
2015	19.907222	19.297258	-3.06%	0
2014	18.461134	19.907222	7.83%	0
2013	13.913789	18.461134	32.68%	0
2012	12.271241	13.913789	13.39%	0
2011	12.599085	12.271241	-2.60%	0
2010	11.577186	12.599085	8.83%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.795385	7.95%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.688386	20.518715	22.95%	0
2018	18.894659	16.688386	-11.68%	0
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.268807	13.311220	8.50%	0
2018	12.622082	12.268807	-2.80%	0
2017	12.140684	12.622082	3.97%	0
2016	11.692172	12.140684	3.84%	0
2015	12.027407	11.692172	-2.79%	0
2014	11.396447	12.027407	5.54%	0
2013	11.683897	11.396447	-2.46%	0
2012	10.911197	11.683897	7.08%	0
2011	10.554196	10.911197	3.38%	0
2010	10.066795	10.554196	4.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	29.704863	33.208826	11.80%	9
2018	32.627383	29.704863	-8.96%	9
2017	30.391192	32.627383	7.36%	9
2016	28.092012	30.391192	8.18%	9
2015	29.033278	28.092012	-3.24%	9
2014	28.827343	29.033278	0.71%	9
2013	32.285889	28.827343	-10.71%	9
2012	27.972646	32.285889	15.42%	9
2011	26.707310	27.972646	4.74%	9
2010	24.870294	26.707310	7.39%	9
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.131816	11.425594	25.12%	0
2018	10.133063	9.131816	-9.88%	0
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.689321	16.927772	15.24%	0
2018	16.058408	14.689321	-8.53%	0
2017	14.133448	16.058408	13.62%	0
2016	13.680217	14.133448	3.31%	0
2015	14.936083	13.680217	-8.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.717467	20.284206	21.34%	0
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.122900	17.873166	18.19%	0
2018	16.267056	15.122900	-7.03%	0
2017	14.356105	16.267056	13.31%	0
2016	13.459339	14.356105	6.66%	0
2015	13.621024	13.459339	-1.19%	0
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.478704	11.174531	6.64%	0
2018	10.826425	10.478704	-3.21%	0
2017	10.719359	10.826425	1.00%	0
2016	10.671398	10.719359	0.45%	0
2015	10.931131	10.671398	-2.38%	0
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.723552	22.055307	31.88%	0
2018	18.871373	16.723552	-11.38%	0
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	9
2011	10.834550	9.615008	-11.26%	9
2010	9.948218	10.834550	8.91%	9
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.611616	23.727078	27.49%	0
2018	19.148626	18.611616	-2.80%	0
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.490343	19.047774	22.97%	0
2018	16.186356	15.490343	-4.30%	0
2017	13.566221	16.186356	19.31%	0
2016	12.479772	13.566221	8.71%	0
2015	12.616898	12.479772	-1.09%	0
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.645942	16.713274	6.82%	12
2018	16.375665	15.645942	-4.46%	12
2017	15.738012	16.375665	4.05%	12
2016	14.802848	15.738012	6.32%	12
2015	15.578402	14.802848	-4.98%	12
2014	15.325511	15.578402	1.65%	12
2013	15.840384	15.325511	-3.25%	12
2012	14.422527	15.840384	9.83%	12
2011	13.963887	14.422527	3.28%	12
2010	12.904361	13.963887	8.21%	12
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	14.809543	18.448928	24.57%	0
2018	16.321155	14.809543	-9.26%	0
2017	14.134906	16.321155	15.47%	0
2016	12.252912	14.134906	15.36%	0
2015	13.363997	12.252912	-8.31%	0
2014	12.510638	13.363997	6.82%	0
2013	9.425944	12.510638	32.73%	0
2012	8.131985	9.425944	15.91%	0
2011	8.508146	8.131985	-4.42%	0
2010	7.510386	8.508146	13.29%	7
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.413039	11.711975	12.47%	0
2018	11.628204	10.413039	-10.45%	0
2017	10.033381	11.628204	15.90%	0
2016*	10.000000	10.033381	0.33%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	17.712763	19.886866	12.27%	0
2018	18.663866	17.712763	-5.10%	0
2017	17.865613	18.663866	4.47%	0
2016	15.992991	17.865613	11.71%	0
2015	16.782026	15.992991	-4.70%	0
2014	16.724242	16.782026	0.35%	0
2013	15.962762	16.724242	4.77%	0
2012	14.241263	15.962762	12.09%	0
2011	14.018235	14.241263	1.59%	0
2010	12.660695	14.018235	10.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.387181	19.283001	25.32%	0
2018	16.514288	15.387181	-6.83%	0
2017	13.516515	16.514288	22.18%	0
2016	12.158783	13.516515	11.17%	0
2015	12.561591	12.158783	-3.21%	0
2014	12.042841	12.561591	4.31%	0
2013	8.557434	12.042841	40.73%	0
2012	7.478822	8.557434	14.42%	0
2011	8.647619	7.478822	-13.52%	0
2010	7.644429	8.647619	13.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.421833	15.568651	25.33%	0
2018	13.365667	12.421833	-7.06%	0
2017	10.947744	13.365667	22.09%	0
2016*	10.000000	10.947744	9.48%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.233385	21.150020	30.29%	0
2018	19.860906	16.233385	-18.26%	0
2017	16.136917	19.860906	23.08%	0
2016	16.848005	16.136917	-4.22%	0
2015	17.303298	16.848005	-2.63%	0
2014	17.863648	17.303298	-3.14%	0
2013	15.042533	17.863648	18.75%	0
2012	13.262693	15.042533	13.42%	0
2011	14.947006	13.262693	-11.27%	0
2010	13.383122	14.947006	11.69%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.387465	20.734569	26.53%	0
2018	16.750143	16.387465	-2.17%	0
2017	14.202226	16.750143	17.94%	0
2016	13.029446	14.202226	9.00%	0
2015	13.192351	13.029446	-1.23%	0
2014	12.021820	13.192351	9.74%	0
2013	9.371217	12.021820	28.28%	870
2012	8.385631	9.371217	11.75%	870
2011	8.524429	8.385631	-1.63%	870
2010	7.678815	8.524429	11.01%	870
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.650907	15.344990	21.30%	108
2018	14.487281	12.650907	-12.68%	108
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.113597	13.770935	13.68%	0
2018	13.204415	12.113597	-8.26%	0
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.604944	14.830424	17.66%	0
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.137307	12.060734	8.29%	0
2018	11.687887	11.137307	-4.71%	0
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.644479	11.858509	11.41%	0
2018	11.700181	10.644479	-9.02%	0
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.923746	12.336621	12.93%	0
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	272
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.410639	14.347287	15.60%	0
2018	13.652407	12.410639	-9.10%	0
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.603492	15.074213	19.60%	0
2018	14.234845	12.603492	-11.46%	0
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.880450	13.287617	11.84%	0
2018	12.750318	11.880450	-6.82%	0
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.045570	14.359015	10.07%	0
2018	15.815285	13.045570	-17.51%	0
2017	13.169760	15.815285	20.09%	0
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.821220	12.601553	6.60%	0
2018	12.133267	11.821220	-2.57%	0
2017	11.876907	12.133267	2.16%	0
2016	11.521198	11.876907	3.09%	0
2015	11.859767	11.521198	-2.85%	0
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.161104	13.041281	7.24%	0
2018	12.613126	12.161104	-3.58%	0
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.078907	11.811613	17.19%	0
2018	11.469963	10.078907	-12.13%	0
2017	9.942931	11.469963	15.36%	0
2016	9.122015	9.942931	9.00%	0
2015*	10.000000	9.122015	-8.78%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.965397	11.458922	14.99%	0
2018	11.049527	9.965397	-9.81%	0
2017	9.919510	11.049527	11.39%	0
2016	9.319611	9.919510	6.44%	0
2015*	10.000000	9.319611	-6.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	18.211442	21.908810	20.30%	0
2018	22.539896	18.211442	-19.20%	0
2017	16.277608	22.539896	38.47%	0
2016	15.442543	16.277608	5.41%	0
2015	18.787322	15.442543	-17.80%	0
2014	20.319139	18.787322	-7.54%	0
2013	20.611954	20.319139	-1.42%	0
2012	17.971587	20.611954	14.69%	0
2011	23.659935	17.971587	-24.04%	0
2010	20.812659	23.659935	13.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.676238	14.221320	3.99%	23
2018	13.985123	13.676238	-2.21%	23
2017	13.999751	13.985123	-0.10%	23
2016	14.201179	13.999751	-1.42%	23
2015	14.529030	14.201179	-2.26%	1,077
2014	14.199474	14.529030	2.32%	1,077
2013	15.124896	14.199474	-6.12%	1,077
2012	14.999549	15.124896	0.84%	1,077
2011	14.291319	14.999549	4.96%	1,077
2010	13.938775	14.291319	2.53%	1,335

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.880430	8.844296	-0.41%	0
2018	8.952149	8.880430	-0.80%	0
2017	9.109912	8.952149	-1.73%	0
2016	9.308810	9.109912	-2.14%	0
2015	9.513346	9.308810	-2.15%	0
2014	9.722371	9.513346	-2.15%	0
2013	9.935990	9.722371	-2.15%	0
2012	10.154909	9.935990	-2.16%	0
2011	10.377412	10.154909	-2.14%	0
2010	10.605413	10.377412	-2.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.868438	13.833869	16.56%	0
2018	14.193352	11.868438	-16.38%	0
2017	11.380014	14.193352	24.72%	0
2016	11.529177	11.380014	-1.29%	0
2015	12.154133	11.529177	-5.14%	0
2014	12.477173	12.154133	-2.59%	0
2013	10.821470	12.477173	15.30%	0
2012	9.566605	10.821470	13.12%	0
2011	10.834448	9.566605	-11.70%	0
2010	9.773315	10.834448	10.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.868141	10.517302	18.60%	0
2018	10.555272	8.868141	-15.98%	0
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.570666	22.483900	21.07%	0
2018	20.825154	18.570666	-10.83%	0
2017	17.969615	20.825154	15.89%	0
2016	16.775081	17.969615	7.12%	0
2015	17.316548	16.775081	-3.13%	0
2014	16.856683	17.316548	2.73%	0
2013	13.538112	16.856683	24.51%	0
2012	11.937753	13.538112	13.41%	0
2011	12.698806	11.937753	-5.99%	0
2010	11.321413	12.698806	12.17%	714

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.218522	17.175879	12.86%	0
2018	16.347581	15.218522	-6.91%	0
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.828259	20.923620	17.36%	0
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.606581	13.511504	7.18%	7,205
2018	13.121760	12.606581	-3.93%	7,205
2017	12.688227	13.121760	3.42%	7,375
2016	12.435993	12.688227	2.03%	7,561
2015	12.675684	12.435993	-1.89%	7,751
2014	12.469112	12.675684	1.66%	7,941
2013	12.155751	12.469112	2.58%	8,131
2012	11.812151	12.155751	2.91%	8,212
2011	11.727352	11.812151	0.72%	8,212
2010	11.318042	11.727352	3.62%	8,212
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.722252	11.855488	10.57%	0
2018	11.612473	10.722252	-7.67%	0
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.008152	12.413972	12.77%	0
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.171655	18.631987	15.21%	1,352
2018	17.524414	16.171655	-7.72%	1,406
2017	15.858334	17.524414	10.51%	1,470
2016	15.125383	15.858334	4.85%	1,527
2015	15.509652	15.125383	-2.48%	1,588
2014	15.069655	15.509652	2.92%	1,648
2013	13.205039	15.069655	14.12%	1,648
2012	12.179062	13.205039	8.42%	1,648
2011	12.451121	12.179062	-2.19%	1,648
2010	11.472481	12.451121	8.53%	8,144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.742953	21.151223	19.21%	0
2018	19.653669	17.742953	-9.72%	0
2017	17.213253	19.653669	14.18%	0
2016	16.215107	17.213253	6.16%	0
2015	16.693241	16.215107	-2.86%	0
2014	16.254299	16.693241	2.70%	0
2013	13.573828	16.254299	19.75%	0
2012	12.194727	13.573828	11.31%	0
2011	12.732914	12.194727	-4.23%	0
2010	11.532390	12.732914	10.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.601570	16.214087	11.04%	0
2018	15.502771	14.601570	-5.81%	0
2017	14.506204	15.502771	6.87%	0
2016	14.024249	14.506204	3.44%	0
2015	14.336785	14.024249	-2.18%	0
2014	13.988802	14.336785	2.49%	0
2013	12.938265	13.988802	8.12%	0
2012	12.239203	12.938265	5.71%	0
2011	12.254755	12.239203	-0.13%	0
2010	11.541012	12.254755	6.18%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.413228	4.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.712323	7.12%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.966984	21.670891	27.72%	45
2018	17.892522	16.966984	-5.17%	45
2017	14.042819	17.892522	27.41%	45
2016	14.042989	14.042819	0.00%	45
2015	13.875024	14.042989	1.21%	45
2014	12.839926	13.875024	8.06%	45
2013	9.738612	12.839926	31.85%	45
2012	8.554070	9.738612	13.85%	75
2011	9.003287	8.554070	-4.99%	75
2010	7.965480	9.003287	13.03%	79
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.779946	12.549192	16.41%	0
2018	11.576191	10.779946	-6.88%	0
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.097898	14.440108	19.36%	0
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.208563	36.638481	34.66%	34
2018	28.168405	27.208563	-3.41%	34
2017	22.609915	28.168405	24.58%	34
2016	22.295445	22.609915	1.41%	34
2015	21.681103	22.295445	2.83%	34
2014	20.365374	21.681103	6.46%	34
2013	15.224667	20.365374	33.77%	34
2012	13.110224	15.224667	16.13%	41
2011	13.703802	13.110224	-4.33%	41
2010	12.872007	13.703802	6.46%	45
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.597165	28.071267	24.22%	29
2018	25.478477	22.597165	-11.31%	29
2017	23.958155	25.478477	6.35%	29
2016	20.328229	23.958155	17.86%	29
2015	21.702871	20.328229	-6.33%	29
2014	19.607458	21.702871	10.69%	29
2013	15.191978	19.607458	29.06%	29
2012	13.541071	15.191978	12.19%	29
2011	13.749084	13.541071	-1.51%	29
2010	12.383633	13.749084	11.03%	32

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	33.010871	40.586914	22.95%	0
2018	38.075119	33.010871	-13.30%	0
2017	33.606350	38.075119	13.30%	0
2016	28.549944	33.606350	17.71%	0
2015	29.935943	28.549944	-4.63%	0
2014	27.959805	29.935943	7.07%	0
2013	21.476319	27.959805	30.19%	510
2012	18.684521	21.476319	14.94%	510
2011	19.592771	18.684521	-4.64%	510
2010	15.865734	19.592771	23.49%	510
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.362814	9.537238	14.04%	0
2018	10.318595	8.362814	-18.95%	0
2017	8.578070	10.318595	20.29%	0
2016	8.330718	8.578070	2.97%	0
2015	8.973198	8.330718	-7.16%	0
2014*	10.000000	8.973198	-10.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.504506	20.252130	22.71%	61
2018	19.079718	16.504506	-13.50%	61
2017	17.022935	19.079718	12.08%	61
2016	14.951331	17.022935	13.86%	61
2015	15.777072	14.951331	-5.23%	61
2014	14.589218	15.777072	8.14%	61
2013	11.008359	14.589218	32.53%	61
2012	9.549932	11.008359	15.27%	61
2011	10.363615	9.549932	-7.85%	61
2010*	10.000000	10.363615	3.64%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.438769	16.450306	22.41%	0
2018	15.572352	13.438769	-13.70%	0
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.040861	20.650754	21.18%	25
2018	20.055989	17.040861	-15.03%	25
2017	18.003799	20.055989	11.40%	25
2016	15.645570	18.003799	15.07%	25
2015	16.464495	15.645570	-4.97%	25
2014	14.378908	16.464495	14.50%	25
2013	10.830592	14.378908	32.76%	25
2012	9.513974	10.830592	13.84%	25
2011	9.953671	9.513974	-4.42%	25
2010	8.502885	9.953671	17.06%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	22.344542	29.672459	32.80%	0
2018	24.808295	22.344542	-9.93%	0
2017	20.293453	24.808295	22.25%	0
2016	19.147891	20.293453	5.98%	0
2015	19.421808	19.147891	-1.41%	0
2014	19.305799	19.421808	0.60%	0
2013	13.673611	19.305799	41.19%	575
2012	12.319318	13.673611	10.99%	575
2011	12.671628	12.319318	-2.78%	575
2010	10.322816	12.671628	22.75%	575
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	33.149926	38.600550	16.44%	24
2018	40.799750	33.149926	-18.75%	24
2017	38.228816	40.799750	6.73%	24
2016	31.021561	38.228816	23.23%	24
2015	33.735023	31.021561	-8.04%	24
2014	32.214144	33.735023	4.72%	24
2013	23.448240	32.214144	37.38%	441
2012	19.896626	23.448240	17.85%	441
2011	21.419054	19.896626	-7.11%	441
2010	17.289435	21.419054	23.89%	441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	32.696825	40.199765	22.95%	0
2018	38.252582	32.696825	-14.52%	0
2017	34.444810	38.252582	11.05%	0
2016	28.656467	34.444810	20.20%	0
2015	29.773073	28.656467	-3.75%	0
2014	30.181321	29.773073	-1.35%	0
2013	21.889639	30.181321	37.88%	0
2012	19.369007	21.889639	13.01%	5
2011	20.958907	19.369007	-7.59%	5
2010	17.091472	20.958907	22.63%	5

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.185539	19.956554	23.30%	0
2018	17.560119	16.185539	-7.83%	0
2017	15.128126	17.560119	16.08%	0
2016	14.039889	15.128126	7.75%	0
2015	14.395004	14.039889	-2.47%	0
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.984781	16.606608	27.89%	63
2018	13.813614	12.984781	-6.00%	63
2017	13.255016	13.813614	4.21%	63
2016	12.618087	13.255016	5.05%	63
2015	13.625328	12.618087	-7.39%	63
2014	10.803823	13.625328	26.12%	63
2013	10.714927	10.803823	0.83%	63
2012	9.457796	10.714927	13.29%	63
2011	9.075178	9.457796	4.22%	63
2010	7.124114	9.075178	27.39%	70
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.298708	19.586484	28.03%	0
2018	16.437893	15.298708	-6.93%	0
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.546749	9.723310	1.85%	0
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.640718	16.679017	22.27%	0
2018	15.726152	13.640718	-13.26%	0
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.148485	21.687994	34.30%	0
2018	17.719435	16.148485	-8.87%	0
2017	14.175542	17.719435	25.00%	0
2016	13.606430	14.175542	4.18%	0
2015	13.931229	13.606430	-2.33%	0
2014	13.685180	13.931229	1.80%	0
2013	10.065631	13.685180	35.96%	1,055
2012	8.952970	10.065631	12.43%	1,064
2011	9.553379	8.952970	-6.28%	1,064
2010	7.698444	9.553379	24.09%	1,064
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.866905	14.087093	29.63%	0
2018	11.886673	10.866905	-8.58%	0
2017	9.751736	11.886673	21.89%	0
2016	9.567256	9.751736	1.93%	0
2015*	10.000000	9.567256	-4.33%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.092138	9.224670	1.46%	0
2018	9.199096	9.092138	-1.16%	0
2017	9.317632	9.199096	-1.27%	0
2016	9.407106	9.317632	-0.95%	0
2015	9.596186	9.407106	-1.97%	0
2014	9.747586	9.596186	-1.55%	0
2013	9.900699	9.747586	-1.55%	0
2012	9.673326	9.900699	2.35%	0
2011	9.856827	9.673326	-1.86%	0
2010	9.567726	9.856827	3.02%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	21.106531	25.998784	23.18%	0
2018	22.883307	21.106531	-7.76%	0
2017	19.745551	22.883307	15.89%	0
2016	18.366829	19.745551	7.51%	0
2015	18.857827	18.366829	-2.60%	0
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.248887	11.206269	9.34%	0
2018	11.078817	10.248887	-7.49%	0
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.211311	11.455810	12.19%	0
2018	10.966084	10.211311	-6.88%	0
2017	10.208005	10.966084	7.43%	0
2016	9.214195	10.208005	10.79%	0
2015	9.644773	9.214195	-4.46%	0
2014*	10.000000	9.644773	-3.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.545636	11.032726	4.62%	0
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.417331	10.593328	1.69%	0
2018	10.622304	10.417331	-1.93%	0
2017	10.720804	10.622304	-0.92%	0
2016	10.814584	10.720804	-0.87%	0
2015	11.029176	10.814584	-1.95%	0
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	12.053089	12.788785	6.10%	0
2018	12.598192	12.053089	-4.33%	0
2017	12.419437	12.598192	1.44%	0
2016	12.065733	12.419437	2.93%	0
2015	12.673623	12.065733	-4.80%	0
2014	12.563709	12.673623	0.87%	0
2013	14.143410	12.563709	-11.17%	0
2012	13.291406	14.143410	6.41%	0
2011	12.163334	13.291406	9.27%	0
2010	11.497940	12.163334	5.79%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.990586	10.039369	0.49%	0
2018	10.067634	9.990586	-0.77%	0
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.957582	14.798580	6.03%	0
2018	14.342799	13.957582	-2.69%	0
2017	13.969559	14.342799	2.67%	0
2016	13.902284	13.969559	0.48%	0
2015	14.146142	13.902284	-1.72%	0
2014	13.864806	14.146142	2.03%	0
2013	14.452075	13.864806	-4.06%	0
2012	13.476682	14.452075	7.24%	0
2011	13.292807	13.476682	1.38%	0
2010	12.565404	13.292807	5.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.231121	10.836801	5.92%	0
2018	10.523997	10.231121	-2.78%	0
2017	10.260350	10.523997	2.57%	0
2016	10.221099	10.260350	0.38%	0
2015	10.410747	10.221099	-1.82%	0
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.584841	11.737855	22.46%	0
2018	12.111777	9.584841	-20.86%	0
2017	9.778004	12.111777	23.87%	0
2016*	10.000000	9.778004	-2.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.305883	13.225700	16.98%	0
2018	12.705018	11.305883	-11.01%	0
2017	12.343389	12.705018	2.93%	0
2016	10.536784	12.343389	17.15%	0
2015	12.300862	10.536784	-14.34%	0
2014	13.037754	12.300862	-5.65%	0
2013	11.012915	13.037754	18.39%	0
2012	10.460011	11.012915	5.29%	0
2011	12.161159	10.460011	-13.99%	0
2010	9.562923	12.161159	27.17%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.447314	40.839665	25.86%	0
2018	32.882591	32.447314	-1.32%	0
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	28.575763	36.516580	27.79%	0
2018	38.173257	28.575763	-25.14%	0
2017	25.827737	38.173257	47.80%	0
2016	26.366580	25.827737	-2.04%	0
2015	31.330176	26.366580	-15.84%	0
2014	32.152181	31.330176	-2.56%	0
2013	29.332691	32.152181	9.61%	0
2012	23.094476	29.332691	27.01%	0
2011	31.781417	23.094476	-27.33%	0
2010	25.606108	31.781417	24.12%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.997899	5.455103	9.15%	0
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	18.009437	19.713837	9.46%	0
2018	25.665233	18.009437	-29.83%	0
2017	26.680574	25.665233	-3.81%	0
2016	18.972258	26.680574	40.63%	0
2015	29.134627	18.972258	-34.88%	0
2014	36.807211	29.134627	-20.85%	0
2013	34.031152	36.807211	8.16%	0
2012	33.641697	34.031152	1.16%	0
2011	41.149343	33.641697	-18.24%	0
2010	32.539518	41.149343	26.46%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	16.079380	20.199816	25.63%	0
2018	18.956510	16.079380	-15.18%	0
2017	15.318895	18.956510	23.75%	0
2016	15.067593	15.318895	1.67%	0
2015	15.893628	15.067593	-5.20%	0
2014	14.739483	15.893628	7.83%	0
2013	11.247183	14.739483	31.05%	0
2012	9.885595	11.247183	13.77%	0
2011	10.842657	9.885595	-8.83%	0
2010	9.863192	10.842657	9.93%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.732271	7.32%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.456028	33.536250	22.15%	0
2018	27.700286	27.456028	-0.88%	0
2017	22.491193	27.700286	23.16%	0
2016	21.331502	22.491193	5.44%	0
2015	22.447355	21.331502	-4.97%	0
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.131920	12.546296	12.71%	0
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.304339	29.673050	17.26%	0
2018	30.549784	25.304339	-17.17%	0
2017	27.678270	30.549784	10.37%	0
2016	22.676890	27.678270	22.05%	0
2015	24.587111	22.676890	-7.77%	0
2014	23.075840	24.587111	6.55%	0
2013	17.142870	23.075840	34.61%	0
2012	14.796583	17.142870	15.86%	0
2011	16.556371	14.796583	-10.63%	76
2010	13.372697	16.556371	23.81%	77
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.554456	12.306269	6.51%	0
2018	12.158543	11.554456	-4.97%	0
2017	11.991009	12.158543	1.40%	0
2016	11.744713	11.991009	2.10%	0
2015	12.312852	11.744713	-4.61%	0
2014	12.187669	12.312852	1.03%	0
2013	13.616478	12.187669	-10.49%	0
2012	12.965874	13.616478	5.02%	0
2011	11.863324	12.965874	9.29%	0
2010	11.539410	11.863324	2.81%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	16.111968	19.531396	21.22%	131
2018	17.691503	16.111968	-8.93%	127
2017	15.012642	17.691503	17.84%	129
2016	13.525582	15.012642	10.99%	129
2015	14.653491	13.525582	-7.70%	129
2014	13.317891	14.653491	10.03%	599
2013	10.025867	13.317891	32.84%	49
2012	8.934558	10.025867	12.21%	288
2011	8.859392	8.934558	0.85%	45
2010	7.935854	8.859392	11.64%	42

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.251219	15.387056	25.60%	0
2018	14.777900	12.251219	-17.10%	0
2017	11.515562	14.777900	28.33%	0
2016	12.458976	11.515562	-7.57%	0
2015	12.643403	12.458976	-1.46%	0
2014	13.681277	12.643403	-7.59%	0
2013	11.427802	13.681277	19.72%	0
2012	9.644484	11.427802	18.49%	0
2011	11.211266	9.644484	-13.98%	0
2010	10.118180	11.211266	10.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	19.882171	25.113082	26.31%	0
2018	23.326230	19.882171	-14.76%	0
2017	21.352350	23.326230	9.24%	0
2016	17.769881	21.352350	20.16%	0
2015	18.433774	17.769881	-3.60%	0
2014	16.189538	18.433774	13.86%	0
2013	12.722191	16.189538	27.25%	92
2012	11.183065	12.722191	13.76%	0
2011	11.513981	11.183065	-2.87%	103
2010	9.872041	11.513981	16.63%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	22.857604	28.398329	24.24%	0
2018	25.729213	22.857604	-11.16%	0
2017	24.190205	25.729213	6.36%	0
2016	20.528495	24.190205	17.84%	0
2015	21.838618	20.528495	-6.00%	0
2014	19.746901	21.838618	10.59%	0
2013	15.327847	19.746901	28.83%	0
2012	13.679550	15.327847	12.05%	0
2011	13.846175	13.679550	-1.20%	0
2010	12.481953	13.846175	10.93%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.056761	11.297307	12.34%	0
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.560746	10.205710	6.75%	0
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.366877	14.169645	24.66%	0
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.387743	16.569648	15.17%	0
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	189
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.785696	12.642813	17.22%	74
2018	13.081768	10.785696	-17.55%	67
2017	11.626476	13.081768	12.52%	66
2016	10.318625	11.626476	12.67%	67
2015	10.823098	10.318625	-4.66%	65
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	25.490894	30.467826	19.52%	0
2018	28.638184	25.490894	-10.99%	0
2017	26.049509	28.638184	9.94%	0
2016	21.183733	26.049509	22.97%	0
2015	22.176930	21.183733	-4.48%	0
2014	21.571051	22.176930	2.81%	0
2013	15.674227	21.571051	37.62%	70
2012	13.847724	15.674227	13.19%	80
2011	14.079367	13.847724	-1.65%	0
2010	11.440921	14.079367	23.06%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	16.613250	21.226090	27.77%	44
2018	17.814934	16.613250	-6.75%	457
2017	14.986389	17.814934	18.87%	460
2016	13.716705	14.986389	9.26%	462
2015	13.871691	13.716705	-1.12%	463
2014	12.504985	13.871691	10.93%	413
2013	9.684423	12.504985	29.12%	534
2012	8.556201	9.684423	13.19%	413
2011	8.587027	8.556201	-0.36%	413
2010	7.645562	8.587027	12.31%	413

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	12.648959	16.621163	31.40%	0
2018	13.530779	12.648959	-6.52%	0
2017	11.994937	13.530779	12.80%	0
2016	11.111362	11.994937	7.95%	0
2015	11.736271	11.111362	-5.32%	0
2014	10.577329	11.736271	10.96%	0
2013	8.050318	10.577329	31.39%	0
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	16.205185	21.522638	32.81%	0
2018	17.790955	16.205185	-8.91%	0
2017	14.285302	17.790955	24.54%	0
2016	13.535854	14.285302	5.54%	0
2015	14.190665	13.535854	-4.61%	0
2014	13.423681	14.190665	5.71%	0
2013	11.333713	13.423681	18.44%	224
2012	10.494613	11.333713	8.00%	312
2011	9.843066	10.494613	6.62%	0
2010	8.727467	9.843066	12.78%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.765892	18.777103	19.10%	0
2018	19.923729	15.765892	-20.87%	0
2017	16.338210	19.923729	21.95%	0
2016	14.268801	16.338210	14.50%	0
2015	14.929748	14.268801	-4.43%	0
2014	15.026096	14.929748	-0.64%	0
2013	10.342606	15.026096	45.28%	0
2012	8.771963	10.342606	17.91%	0
2011	10.410442	8.771963	-15.74%	0
2010	8.116193	10.410442	28.27%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.078408	16.336251	24.91%	0
2018	16.102905	13.078408	-18.78%	0
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	127
2013*	10.000000	12.159997	21.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.047291	10.521831	4.72%	0
2018	10.283395	10.047291	-2.30%	0
2017	10.164180	10.283395	1.17%	0
2016	9.538864	10.164180	6.56%	0
2015	9.851182	9.538864	-3.17%	0
2014*	10.000000	9.851182	-1.49%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.300222	16.376770	7.04%	0
2018	15.739633	15.300222	-2.79%	0
2017	15.468461	15.739633	1.75%	0
2016	15.232904	15.468461	1.55%	100
2015	15.613599	15.232904	-2.44%	100
2014	15.381387	15.613599	1.51%	100
2013	15.566295	15.381387	-1.19%	100
2012	14.506954	15.566295	7.30%	100
2011	14.502814	14.506954	0.03%	100
2010	13.666705	14.502814	6.12%	100
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.658218	15.494914	13.45%	0
2018	14.565023	13.658218	-6.23%	0
2017	13.179502	14.565023	10.51%	0
2016	12.799637	13.179502	2.97%	0
2015	13.128539	12.799637	-2.51%	0
2014	12.864345	13.128539	2.05%	0
2013	11.600113	12.864345	10.90%	0
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.769715	16.161397	17.37%	0
2018	14.976426	13.769715	-8.06%	0
2017	13.146870	14.976426	13.92%	0
2016	12.675836	13.146870	3.72%	0
2015	13.008673	12.675836	-2.56%	0
2014	12.708545	13.008673	2.36%	0
2013	11.206386	12.708545	13.40%	0
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.257742	17.342868	21.64%	0
2018	15.828348	14.257742	-9.92%	0
2017	13.394791	15.828348	18.17%	0
2016	12.856966	13.394791	4.18%	0
2015	13.190526	12.856966	-2.53%	0
2014	12.861989	13.190526	2.55%	0
2013	10.824299	12.861989	18.83%	0
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.007561	13.361541	21.39%	0
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	23.142813	29.751904	28.56%	0
2018	25.308302	23.142813	-8.56%	0
2017	21.250959	25.308302	19.09%	0
2016	20.134622	21.250959	5.54%	0
2015	20.473380	20.134622	-1.65%	0
2014	18.721636	20.473380	9.36%	0
2013	14.596421	18.721636	28.26%	0
2012	12.832706	14.596421	13.74%	0
2011	13.476172	12.832706	-4.77%	0
2010	11.766047	13.476172	14.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.911457	31.983175	28.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	6.932541	7.446142	7.41%	0
2018	9.423461	6.932541	-26.43%	0
2017	9.909865	9.423461	-4.91%	0
2016	7.589317	9.909865	30.58%	0
2015	9.792201	7.589317	-22.50%	0
2014	11.478028	9.792201	-14.69%	0
2013	9.453533	11.478028	21.42%	0
2012	9.229735	9.453533	2.42%	0
2011	9.954575	9.229735	-7.28%	118
2010	8.541938	9.954575	16.54%	129

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	15.959723	19.873705	24.52%	0
2018	17.817615	15.959723	-10.43%	0
2017	16.149342	17.817615	10.33%	0
2016	14.004372	16.149342	15.32%	0
2015	14.929871	14.004372	-6.20%	0
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	216
2011	9.927379	9.792796	-1.36%	117
2010	8.819788	9.927379	12.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.021469	23.422144	37.60%	0
2018	15.493710	17.021469	9.86%	0
2017	11.786416	15.493710	31.45%	0
2016	12.021109	11.786416	-1.95%	0
2015	11.652789	12.021109	3.16%	0
2014	10.628529	11.652789	9.64%	0
2013	7.887676	10.628529	34.75%	0
2012	6.751459	7.887676	16.83%	0
2011	6.755696	6.751459	-0.06%	0
2010	5.586149	6.755696	20.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	17.055765	22.382820	31.23%	0
2018	17.489850	17.055765	-2.48%	0
2017	13.245590	17.489850	32.04%	0
2016	13.446774	13.245590	-1.50%	0
2015	12.843449	13.446774	4.70%	0
2014	11.810918	12.843449	8.74%	243
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	140
2010	6.660623	8.081337	21.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.839726	14.430875	12.39%	0
2018	13.620595	12.839726	-5.73%	0
2017	13.006413	13.620595	4.72%	0
2016	11.627030	13.006413	11.86%	0
2015	12.352556	11.627030	-5.87%	0
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.711421	13.622900	7.17%	0
2018	13.081659	12.711421	-2.83%	0
2017	12.841127	13.081659	1.87%	0
2016	12.548433	12.841127	2.33%	0
2015	12.921929	12.548433	-2.89%	0
2014	12.493695	12.921929	3.43%	0
2013	13.020794	12.493695	-4.05%	0
2012	12.588211	13.020794	3.44%	0
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	15.904492	19.186345	20.63%	0
2018	19.053899	15.904492	-16.53%	0
2017	16.139638	19.053899	18.06%	0
2016	14.718830	16.139638	9.65%	0
2015	15.279134	14.718830	-3.67%	0
2014	14.711311	15.279134	3.86%	0
2013	11.055237	14.711311	33.07%	0
2012	9.851380	11.055237	12.22%	0
2011	11.281679	9.851380	-12.68%	109
2010	8.962645	11.281679	25.87%	108
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	12.039963	15.033765	24.87%	0
2018	14.465680	12.039963	-16.77%	0
2017	11.367871	14.465680	27.25%	0
2016	12.250312	11.367871	-7.20%	0
2015	12.103463	12.250312	1.21%	0
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.274039	11.151538	20.24%	0
2018	10.138347	9.274039	-8.53%	0
2017*	10.000000	10.138347	1.38%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	19.224852	25.249504	31.34%	0
2018	23.781574	19.224852	-19.16%	0
2017	20.396557	23.781574	16.60%	0
2016	19.048572	20.396557	7.08%	0
2015	20.090872	19.048572	-5.19%	0
2014	19.254265	20.090872	4.35%	78
2013	15.092274	19.254265	27.58%	78
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	23.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.704105	13.719864	17.22%	0
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	135
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.429074	16.377858	13.51%	0
2018	15.419151	14.429074	-6.42%	0
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	101
2010	10.230415	11.273453	10.20%	216
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	15.187297	18.766742	23.57%	0
2018	17.826477	15.187297	-14.80%	0
2017	16.471763	17.826477	8.22%	0
2016	12.936038	16.471763	27.33%	0
2015	14.282121	12.936038	-9.42%	0
2014	14.520557	14.282121	-1.64%	0
2013	10.897824	14.520557	33.24%	0
2012	9.412717	10.897824	15.78%	0
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.487128	11.755481	23.91%	0
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	13.955237	15.400319	10.36%	0
2018	16.842829	13.955237	-17.14%	0
2017	14.715856	16.842829	14.45%	0
2016	13.997560	14.715856	5.13%	0
2015	15.276252	13.997560	-8.37%	0
2014	17.528327	15.276252	-12.85%	0
2013	14.538729	17.528327	20.56%	0
2012	12.535390	14.538729	15.98%	0
2011	14.311847	12.535390	-12.41%	0
2010	13.465376	14.311847	6.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.784936	8.567592	10.05%	0
2018	9.415001	7.784936	-17.31%	0
2017	8.249097	9.415001	14.13%	0
2016	7.869500	8.249097	4.82%	0
2015	8.605321	7.869500	-8.55%	0
2014*	10.000000	8.605321	-13.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.303802	9.282280	-0.23%	0
2018	9.333415	9.303802	-0.32%	0
2017	9.362488	9.333415	-0.31%	0
2016	9.299248	9.362488	0.68%	0
2015	9.936221	9.299248	-6.41%	0
2014*	10.000000	9.936221	-0.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.705139	13.897578	18.73%	0
2018	13.034834	11.705139	-10.20%	0
2017	11.583013	13.034834	12.53%	0
2016	10.729507	11.583013	7.95%	0
2015	11.044458	10.729507	-2.85%	0
2014	10.754724	11.044458	2.69%	0
2013	9.218703	10.754724	16.66%	0
2012	8.086569	9.218703	14.00%	0
2011	9.820459	8.086569	-17.66%	0
2010	8.679433	9.820459	13.15%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.536260	20.163562	29.78%	0
2018	17.102516	15.536260	-9.16%	0
2017	14.025910	17.102516	21.94%	0
2016	13.198450	14.025910	6.27%	0
2015	13.506098	13.198450	-2.28%	0
2014	12.215797	13.506098	10.56%	0
2013	9.569749	12.215797	27.65%	0
2012	8.450993	9.569749	13.24%	0
2011	9.031492	8.450993	-6.43%	0
2010	7.436685	9.031492	21.45%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.592499	17.141450	17.47%	0
2018	15.829346	14.592499	-7.81%	0
2017	14.148713	15.829346	11.88%	0
2016	13.392673	14.148713	5.65%	0
2015	13.679288	13.392673	-2.10%	0
2014	13.107419	13.679288	4.36%	0
2013	11.722348	13.107419	11.82%	0
2012	10.580783	11.722348	10.79%	0
2011	10.747997	10.580783	-1.56%	0
2010	9.939786	10.747997	8.13%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.195954	19.599926	21.02%	0
2018	18.531411	16.195954	-12.60%	0
2017	16.507937	18.531411	12.26%	0
2016	13.753971	16.507937	20.02%	0
2015	14.757083	13.753971	-6.80%	0
2014	14.021813	14.757083	5.24%	0
2013	10.762556	14.021813	30.28%	0
2012	9.528039	10.762556	12.96%	0
2011	10.184641	9.528039	-6.45%	0
2010	8.929867	10.184641	14.05%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.693398	18.237984	9.25%	0
2018	17.804907	16.693398	-6.24%	0
2017	17.136080	17.804907	3.90%	0
2016	14.908628	17.136080	14.94%	0
2015	15.871370	14.908628	-6.07%	0
2014	15.830462	15.871370	0.26%	0
2013	15.073728	15.830462	5.02%	0
2012	13.418586	15.073728	12.33%	0
2011	13.724761	13.418586	-2.23%	0
2010	12.157285	13.724761	12.89%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.445751	20.914233	19.88%	0
2018	20.427760	17.445751	-14.60%	0
2017	20.141123	20.427760	1.42%	0
2016	16.265253	20.141123	23.83%	0
2015	17.809931	16.265253	-8.67%	0
2014	18.465727	17.809931	-3.55%	0
2013	13.802402	18.465727	33.79%	0
2012	11.809753	13.802402	16.87%	0
2011	12.658270	11.809753	-6.70%	0
2010	10.618872	12.658270	19.21%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.247154	21.371604	23.91%	0
2018	20.267091	17.247154	-14.90%	0
2017	18.223434	20.267091	11.21%	0
2016	14.699399	18.223434	23.97%	0
2015	16.125704	14.699399	-8.84%	0
2014	16.339298	16.125704	-1.31%	0
2013	12.530912	16.339298	30.39%	0
2012	10.940534	12.530912	14.54%	0
2011	12.092493	10.940534	-9.53%	0
2010	10.496119	12.092493	15.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	15.980283	19.642335	22.92%	0
2018	18.219481	15.980283	-12.29%	0
2017	15.221387	18.219481	19.70%	0
2016	13.717136	15.221387	10.97%	0
2015	14.209677	13.717136	-3.47%	0
2014	13.354007	14.209677	6.41%	0
2013	9.660688	13.354007	38.23%	0
2012	8.855298	9.660688	9.10%	0
2011	9.235025	8.855298	-4.11%	0
2010	7.258063	9.235025	27.24%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	17.043822	22.323323	30.98%	0
2018	18.086814	17.043822	-5.77%	0
2017	14.213180	18.086814	27.25%	0
2016	13.366313	14.213180	6.34%	0
2015	12.955657	13.366313	3.17%	0
2014	11.495474	12.955657	12.70%	0
2013	9.163169	11.495474	25.45%	0
2012	8.462989	9.163169	8.27%	0
2011	9.043815	8.462989	-6.42%	0
2010	7.927350	9.043815	14.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.832010	22.512495	33.75%	0
2018	17.860214	16.832010	-5.76%	0
2017	14.339869	17.860214	24.55%	0
2016	14.336415	14.339869	0.02%	0
2015	13.959984	14.336415	2.70%	0
2014	13.163090	13.959984	6.05%	0
2013	9.604186	13.163090	37.06%	0
2012*	10.000000	9.604186	-3.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.681113	24.925429	33.43%	0
2018	19.877138	18.681113	-6.02%	0
2017	15.998770	19.877138	24.24%	0
2016	16.034261	15.998770	-0.22%	0
2015	15.651508	16.034261	2.45%	0
2014	14.795037	15.651508	5.79%	0
2013	10.821283	14.795037	36.72%	0
2012	9.757969	10.821283	10.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.224098	21.724335	26.13%	0
2018	19.440422	17.224098	-11.40%	0
2017	17.562543	19.440422	10.69%	0
2016	16.285011	17.562543	7.84%	0
2015	17.671043	16.285011	-7.84%	0
2014	16.707533	17.671043	5.77%	0
2013	13.217254	16.707533	26.41%	0
2012	11.867771	13.217254	11.37%	0
2011	12.141870	11.867771	-2.26%	0
2010	11.332005	12.141870	7.15%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.480140	15.868550	17.72%	0
2018	15.232993	13.480140	-11.51%	0
2017	14.027241	15.232993	8.60%	0
2016	12.457662	14.027241	12.60%	0
2015	13.036967	12.457662	-4.44%	0
2014	12.225692	13.036967	6.64%	0
2013	9.985846	12.225692	22.43%	0
2012	9.070303	9.985846	10.09%	0
2011*	10.000000	9.070303	-9.30%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.806404	14.202429	20.29%	0
2018	12.864953	11.806404	-8.23%	0
2017	11.635184	12.864953	10.57%	0
2016	11.658315	11.635184	-0.20%	0
2015	12.099706	11.658315	-3.65%	0
2014	10.793730	12.099706	12.10%	0
2013	10.745018	10.793730	0.45%	0
2012	8.575706	10.745018	25.30%	0
2011	9.378730	8.575706	-8.56%	0
2010	8.160324	9.378730	14.93%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.696939	25.525184	29.59%	0
2018	19.962050	19.696939	-1.33%	0
2017	17.620953	19.962050	13.29%	0
2016	20.348518	17.620953	-13.40%	0
2015	20.168393	20.348518	0.89%	0
2014	17.232463	20.168393	17.04%	0
2013	12.537060	17.232463	37.45%	0
2012	10.603661	12.537060	18.23%	0
2011	10.429750	10.603661	1.67%	0
2010	10.128170	10.429750	2.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	18.843049	23.694113	25.74%	0
2018	22.663665	18.843049	-16.86%	0
2017	18.838520	22.663665	20.30%	0
2016	19.348516	18.838520	-2.64%	0
2015	20.258610	19.348516	-4.49%	0
2014	20.645968	20.258610	-1.88%	0
2013	17.737685	20.645968	16.40%	0
2012	15.699118	17.737685	12.99%	0
2011	17.212032	15.699118	-8.79%	0
2010	15.593097	17.212032	10.38%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.724774	15.560706	22.29%	0
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	16.983212	22.621680	33.20%	0
2018	18.422996	16.983212	-7.82%	0
2017	14.851015	18.422996	24.05%	0
2016	15.526122	14.851015	-4.35%	0
2015	15.332095	15.526122	1.27%	0
2014	13.583846	15.332095	12.87%	0
2013	10.705504	13.583846	26.89%	0
2012	9.592505	10.705504	11.60%	0
2011	9.921860	9.592505	-3.32%	0
2010	9.271764	9.921860	7.01%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	16.452368	22.424191	36.30%	0
2018	17.914389	16.452368	-8.16%	0
2017	14.221436	17.914389	25.97%	0
2016	14.208785	14.221436	0.09%	0
2015	13.628119	14.208785	4.26%	0
2014	13.172786	13.628119	3.46%	0
2013	9.904772	13.172786	32.99%	0
2012	8.697605	9.904772	13.88%	0
2011	8.796462	8.697605	-1.12%	0
2010	7.056151	8.796462	24.66%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.333788	23.630179	28.89%	57
2018	21.595044	18.333788	-15.10%	411
2017	16.155644	21.595044	33.67%	410
2016	16.504551	16.155644	-2.11%	592
2015	16.235507	16.504551	1.66%	590
2014	16.228747	16.235507	0.04%	588
2013	13.034339	16.228747	24.51%	258
2012	10.990958	13.034339	18.59%	258
2011	12.253678	10.990958	-10.30%	258
2010	10.804180	12.253678	13.42%	258
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.639234	10.445656	8.37%	0
2018	10.310723	9.639234	-6.51%	0
2017	9.919783	10.310723	3.94%	0
2016	9.520340	9.919783	4.20%	0
2015	9.959666	9.520340	-4.41%	0
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.381413	10.488276	25.14%	0
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	16.058145	20.743264	29.18%	60
2018	17.827428	16.058145	-9.92%	443
2017	15.590837	17.827428	14.35%	441
2016	14.281426	15.590837	9.17%	609
2015	14.132321	14.281426	1.06%	608
2014	13.053083	14.132321	8.27%	606
2013	10.128385	13.053083	28.88%	604
2012	8.861612	10.128385	14.30%	602
2011	9.061844	8.861612	-2.21%	599
2010	7.980089	9.061844	13.56%	596

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.400735	20.285892	23.69%	23
2018	18.702746	16.400735	-12.31%	21
2017	16.750880	18.702746	11.65%	22
2016	14.507505	16.750880	15.46%	24
2015	15.763846	14.507505	-7.97%	23
2014	14.400008	15.763846	9.47%	0
2013	10.441140	14.400008	37.92%	0
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.744458	27.088499	19.10%	0
2018	24.596918	22.744458	-7.53%	0
2017	21.263108	24.596918	15.68%	0
2016	22.313186	21.263108	-4.71%	0
2015	24.892989	22.313186	-10.36%	0
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	56
2010	19.528147	20.755721	6.29%	58
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.203184	25.232725	8.75%	0
2018	24.240706	23.203184	-4.28%	0
2017	23.232785	24.240706	4.34%	0
2016	20.444514	23.232785	13.64%	0
2015	22.358932	20.444514	-8.56%	0
2014	22.434550	22.358932	-0.34%	133
2013	20.759486	22.434550	8.07%	65
2012	17.892203	20.759486	16.03%	61
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.494176	34.393384	34.91%	0
2018	26.086219	25.494176	-2.27%	0
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.488741	10.140975	6.87%	0
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	18.077388	24.195119	33.84%	0
2018	18.174017	18.077388	-0.53%	0
2017	14.293873	18.174017	27.15%	0
2016	14.336052	14.293873	-0.29%	0
2015	13.095293	14.336052	9.47%	0
2014	12.344548	13.095293	6.08%	0
2013	9.643588	12.344548	28.01%	0
2012	7.961469	9.643588	21.13%	0
2011	8.747446	7.961469	-8.99%	0
2010	8.399844	8.747446	4.14%	279
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.586892	14.994706	41.63%	32
2018	10.728905	10.586892	-1.32%	34
2017	7.569573	10.728905	41.74%	40
2016	6.797749	7.569573	11.35%	46
2015	6.642097	6.797749	2.34%	52
2014	6.210924	6.642097	6.94%	0
2013	4.690536	6.210924	32.41%	195
2012	4.025447	4.690536	16.52%	0
2011	4.505956	4.025447	-10.66%	0
2010	3.703644	4.505956	21.66%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.483991	11.752522	23.92%	0
2018	11.428562	9.483991	-17.02%	0
2017	8.933001	11.428562	27.94%	0
2016	9.790110	8.933001	-8.75%	0
2015	10.976947	9.790110	-10.81%	0
2014	12.769288	10.976947	-14.04%	0
2013	11.424826	12.769288	11.77%	0
2012	10.321973	11.424826	10.68%	0
2011	15.598174	10.321973	-33.83%	0
2010	12.757117	15.598174	22.27%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	23.741109	29.432526	23.97%	0
2018	27.537839	23.741109	-13.79%	0
2017	24.748788	27.537839	11.27%	0
2016	22.061843	24.748788	12.18%	0
2015	23.173500	22.061843	-4.80%	0
2014	20.584922	23.173500	12.58%	71
2013	15.908951	20.584922	29.39%	146
2012	13.513920	15.908951	17.72%	155
2011	13.525017	13.513920	-0.08%	0
2010	11.201705	13.525017	20.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.640224	9.983166	15.54%	0
2018	10.849060	8.640224	-20.36%	0
2017	8.677601	10.849060	25.02%	0
2016	7.345732	8.677601	18.13%	0
2015	9.395513	7.345732	-21.82%	0
2014*	10.000000	9.395513	-6.04%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.747349	10.334631	6.03%	0
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	22.397474	30.946117	38.17%	0
2018	23.304523	22.397474	-3.89%	0
2017	18.860667	23.304523	23.56%	0
2016	17.724237	18.860667	6.41%	0
2015	18.520411	17.724237	-4.30%	0
2014	20.471412	18.520411	-9.53%	0
2013	14.822133	20.471412	38.11%	74
2012	12.536483	14.822133	18.23%	82
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.454748	27.173971	26.66%	0
2018	24.475111	21.454748	-12.34%	0
2017	21.324486	24.475111	14.77%	0
2016	19.162928	21.324486	11.28%	0
2015	19.778752	19.162928	-3.11%	0
2014	18.351373	19.778752	7.78%	0
2013	13.838132	18.351373	32.61%	0
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	8.77%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.791693	7.92%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.614636	20.417603	22.89%	45
2018	18.820831	16.614636	-11.72%	46
2017	15.173415	18.820831	24.04%	45
2016	14.939858	15.173415	1.56%	44
2015	14.367827	14.939858	3.98%	46
2014	14.526499	14.367827	-1.09%	425
2013	11.637191	14.526499	24.83%	101
2012	10.264305	11.637191	13.38%	213
2011	10.684664	10.264305	-3.93%	108
2010*	10.000000	10.684664	6.85%	0
1000

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.189672	13.218618	8.44%	97
2018	12.547127	12.189672	-2.85%	107
2017	12.074729	12.547127	3.91%	97
2016	11.634569	12.074729	3.78%	87
2015	11.974268	11.634569	-2.84%	83
2014	11.351898	11.974268	5.48%	128
2013	11.644177	11.351898	-2.51%	0
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	29.407831	32.859967	11.74%	0
2018	32.317736	29.407831	-9.00%	0
2017	30.118110	32.317736	7.30%	0
2016	27.853766	30.118110	8.13%	0
2015	28.801772	27.853766	-3.29%	0
2014	28.612105	28.801772	0.66%	0
2013	32.061221	28.612105	-10.76%	0
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	7.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.114717	11.398372	25.05%	0
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.564715	16.775599	15.18%	0
2018	15.930374	14.564715	-8.57%	0
2017	14.027903	15.930374	13.56%	0
2016	13.584986	14.027903	3.26%	0
2015	14.839699	13.584986	-8.46%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.647847	20.189410	21.27%	0
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
1001

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.025250	17.748692	18.13%	0
2018	16.170326	15.025250	-7.08%	0
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	1,472
2012	9.679028	10.953289	13.17%	1,697
2011	9.805182	9.679028	-1.29%	1,472
2010	8.950048	9.805182	9.55%	1,472
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.411078	11.096721	6.59%	0
2018	10.762085	10.411078	-3.26%	0
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.615582	21.901727	31.81%	0
2018	18.759184	16.615582	-11.43%	0
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.491513	23.561910	27.42%	0
2018	19.034836	18.491513	-2.85%	0
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	131
1002

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.398213	18.924808	22.90%	0
2018	16.098362	15.398213	-4.35%	0
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.489540	16.537760	6.77%	0
2018	16.220290	15.489540	-4.51%	0
2017	15.596631	16.220290	4.00%	0
2016	14.677355	15.596631	6.26%	0
2015	15.454234	14.677355	-5.03%	0
2014	15.211127	15.454234	1.60%	97
2013	15.730200	15.211127	-3.30%	0
2012	14.329551	15.730200	9.77%	79
2011	13.880944	14.329551	3.23%	159
2010	12.834262	13.880944	8.16%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	14.661318	18.254957	24.51%	0
2018	16.166105	14.661318	-9.31%	0
2017	14.007763	16.166105	15.41%	0
2016	12.148897	14.007763	15.30%	0
2015	13.257326	12.148897	-8.36%	0
2014	12.417122	13.257326	6.77%	0
2013	9.360271	12.417122	32.66%	246
2012	8.079473	9.360271	15.85%	0
2011	8.457532	8.079473	-4.47%	281
2010	7.469516	8.457532	13.23%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.398887	11.690091	12.42%	0
2018	11.618360	10.398887	-10.50%	0
2017	10.029996	11.618360	15.84%	0
2016*	10.000000	10.029996	0.30%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
1003

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	17.535647	19.677942	12.22%	22
2018	18.486743	17.535647	-5.14%	23
2017	17.705073	18.486743	4.41%	22
2016	15.857362	17.705073	11.65%	20
2015	16.648216	15.857362	-4.75%	20
2014	16.599371	16.648216	0.29%	0
2013	15.851675	16.599371	4.72%	0
2012	14.149413	15.851675	12.03%	0
2011	13.934927	14.149413	1.54%	0
2010	12.591881	13.934927	10.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.303512	19.168354	25.25%	0
2018	16.432943	15.303512	-6.87%	0
2017	13.456790	16.432943	22.12%	0
2016	12.111220	13.456790	11.11%	0
2015	12.518851	12.111220	-3.26%	0
2014	12.008002	12.518851	4.25%	0
2013	8.537027	12.008002	40.66%	0
2012	7.464812	8.537027	14.36%	0
2011	8.635830	7.464812	-13.56%	0
2010	7.637902	8.635830	13.07%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.404941	15.539543	25.27%	0
2018	13.354367	12.404941	-7.11%	0
2017	10.944059	13.354367	22.02%	0
2016*	10.000000	10.944059	9.44%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.153376	21.035032	30.22%	0
2018	19.773191	16.153376	-18.31%	0
2017	16.073834	19.773191	23.01%	0
2016	16.790700	16.073834	-4.27%	0
2015	17.253262	16.790700	-2.68%	0
2014	17.821099	17.253262	-3.19%	0
2013	15.014367	17.821099	18.69%	0
2012	13.244633	15.014367	13.36%	0
2011	14.934282	13.244633	-11.31%	0
2010	13.378560	14.934282	11.63%	0
1004

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.223653	20.516814	26.46%	0
2018	16.591228	16.223653	-2.22%	447
2017	14.074657	16.591228	17.88%	447
2016	12.918993	14.074657	8.95%	447
2015	13.087197	12.918993	-1.29%	447
2014	11.932087	13.087197	9.68%	447
2013	9.306013	11.932087	28.22%	447
2012	8.331552	9.306013	11.70%	447
2011	8.473768	8.331552	-1.68%	447
2010	7.637082	8.473768	10.96%	447
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.582119	15.253749	21.23%	0
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.047670	13.689000	13.62%	0
2018	13.139320	12.047670	-8.31%	0
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.536412	14.742244	17.60%	0
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
1005

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.076799	11.989085	8.24%	0
2018	11.630355	11.076799	-4.76%	0
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.613658	11.818126	11.35%	0
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.892154	12.294664	12.88%	0
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.343209	14.262037	15.55%	0
2018	13.585219	12.343209	-9.14%	0
2017	12.187416	13.585219	11.47%	0
2016	11.674066	12.187416	4.40%	0
2015	12.065292	11.674066	-3.24%	0
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
1006

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.534961	14.984576	19.54%	0
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.815892	13.208655	11.79%	0
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.981229	14.280892	10.01%	0
2018	15.745391	12.981229	-17.56%	0
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.756965	12.526656	6.55%	0
2018	12.073522	11.756965	-2.62%	0
2017	11.824455	12.073522	2.11%	0
2016	11.476164	11.824455	3.03%	0
2015	11.819459	11.476164	-2.90%	0
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
1007

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.094992	12.963756	7.18%	0
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.060023	11.783463	17.13%	0
2018	11.454368	10.060023	-12.17%	0
2017	9.934469	11.454368	15.30%	0
2016	9.118901	9.934469	8.94%	0
2015*	10.000000	9.118901	-8.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.946735	11.431628	14.93%	0
2018	11.034517	9.946735	-9.86%	0
2017	9.911087	11.034517	11.34%	0
2016	9.316424	9.911087	6.38%	0
2015*	10.000000	9.316424	-6.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	18.042351	21.694297	20.24%	0
2018	22.342107	18.042351	-19.25%	0
2017	16.142978	22.342107	38.40%	0
2016	15.322615	16.142978	5.35%	0
2015	18.650951	15.322615	-17.85%	0
2014	20.181968	18.650951	-7.59%	0
2013	20.483275	20.181968	-1.47%	0
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	13.62%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.539482	14.071929	3.93%	0
2018	13.852402	13.539482	-2.26%	0
2017	13.873957	13.852402	-0.16%	0
2016	14.080758	13.873957	-1.47%	0
2015	14.413198	14.080758	-2.31%	0
2014	14.093463	14.413198	2.27%	0
2013	15.019657	14.093463	-6.17%	0
2012	14.902812	15.019657	0.78%	0
2011	14.206388	14.902812	4.90%	0
2010	13.863022	14.206388	2.48%	0
1008

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.791582	8.751332	-0.46%	0
2018	8.867137	8.791582	-0.85%	0
2017	9.027999	8.867137	-1.78%	0
2016	9.229825	9.027999	-2.19%	0
2015	9.437444	9.229825	-2.20%	0
2014	9.649746	9.437444	-2.20%	0
2013	9.866813	9.649746	-2.20%	0
2012	10.089373	9.866813	-2.21%	0
2011	10.315697	10.089373	-2.19%	0
2010	10.547730	10.315697	-2.20%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.758248	13.698427	16.50%	34
2018	14.068817	11.758248	-16.42%	32
2017	11.285909	14.068817	24.66%	29
2016	11.439677	11.285909	-1.34%	31
2015	12.065941	11.439677	-5.19%	29
2014	12.392982	12.065941	-2.64%	0
2013	10.753942	12.392982	15.24%	0
2012	9.511775	10.753942	13.06%	0
2011	10.777854	9.511775	-11.75%	0
2010	9.727222	10.777854	10.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.810880	10.444053	18.54%	0
2018	10.492515	8.810880	-16.03%	0
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.410613	22.278740	21.01%	98
2018	20.656294	18.410613	-10.87%	98
2017	17.832989	20.656294	15.83%	98
2016	16.656025	17.832989	7.07%	168
2015	17.202443	16.656025	-3.18%	168
2014	16.754166	17.202443	2.68%	168
2013	13.462653	16.754166	24.45%	168
2012	11.877297	13.462653	13.35%	168
2011	12.640935	11.877297	-6.04%	168
2010	11.275573	12.640935	12.11%	168
1009

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.143480	17.082451	12.80%	0
2018	16.275337	15.143480	-6.95%	0
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.740418	20.809883	17.30%	0
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.497962	13.388242	7.12%	99
2018	13.015385	12.497962	-3.98%	99
2017	12.591789	13.015385	3.36%	99
2016	12.347775	12.591789	1.98%	99
2015	12.592217	12.347775	-1.94%	99
2014	12.393321	12.592217	1.60%	99
2013	12.088038	12.393321	2.53%	99
2012	11.752368	12.088038	2.86%	99
2011	11.673957	11.752368	0.67%	99
2010	11.272269	11.673957	3.56%	99
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.691212	11.815128	10.51%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
1010

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.976297	12.371724	12.71%	0
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	16.032296	18.461992	15.16%	99
2018	17.382331	16.032296	-7.77%	99
2017	15.737785	17.382331	10.45%	99
2016	15.018069	15.737785	4.79%	99
2015	15.407481	15.018069	-2.53%	99
2014	14.978033	15.407481	2.87%	99
2013	13.131451	14.978033	14.06%	99
2012	12.117394	13.131451	8.37%	99
2011	12.394401	12.117394	-2.23%	99
2010	11.426058	12.394401	8.47%	99
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.590088	20.958284	19.15%	98
2018	19.494360	17.590088	-9.77%	98
2017	17.082419	19.494360	14.12%	98
2016	16.100059	17.082419	6.10%	98
2015	16.583292	16.100059	-2.91%	98
2014	16.155500	16.583292	2.65%	98
2013	13.498218	16.155500	19.69%	98
2012	12.133016	13.498218	11.25%	98
2011	12.674949	12.133016	-4.28%	98
2010	11.485760	12.674949	10.35%	98
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.475729	16.066143	10.99%	99
2018	15.377073	14.475729	-5.86%	99
2017	14.395926	15.377073	6.82%	99
2016	13.924724	14.395926	3.38%	99
2015	14.242323	13.924724	-2.23%	99
2014	13.903739	14.242323	2.44%	99
2013	12.866162	13.903739	8.06%	99
2012	12.177236	12.866162	5.66%	99
2011	12.198921	12.177236	-0.18%	99
2010	11.494305	12.198921	6.13%	99
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.708666	7.09%	0
1011

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.874748	21.542062	27.66%	0
2018	17.804414	16.874748	-5.22%	0
2017	13.980787	17.804414	27.35%	0
2016	13.988073	13.980787	-0.05%	93
2015	13.827834	13.988073	1.16%	93
2014	12.802786	13.827834	8.01%	93
2013	9.715408	12.802786	31.78%	93
2012	8.538057	9.715408	13.79%	93
2011	8.991007	8.538057	-5.04%	93
2010	7.958679	8.991007	12.97%	93
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.755363	12.514186	16.35%	0
2018	11.555730	10.755363	-6.93%	0
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.070292	14.399791	19.30%	0
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	27.074486	36.439307	34.59%	38
2018	28.044011	27.074486	-3.46%	283
2017	22.521532	28.044011	24.52%	282
2016	22.219619	22.521532	1.36%	387
2015	21.618409	22.219619	2.78%	385
2014	20.316866	21.618409	6.41%	384
2013	15.196167	20.316866	33.70%	383
2012	13.092386	15.196167	16.07%	382
2011	13.692136	13.092386	-4.38%	380
2010	12.867621	13.692136	6.41%	469
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.485813	27.918664	24.16%	59
2018	25.365973	22.485813	-11.35%	57
2017	23.864512	25.365973	6.29%	56
2016	20.259094	23.864512	17.80%	115
2015	21.640118	20.259094	-6.38%	115
2014	19.560756	21.640118	10.63%	97
2013	15.163535	19.560756	29.00%	95
2012	13.522644	15.163535	12.13%	94
2011	13.737383	13.522644	-1.56%	92
2010	12.379408	13.737383	10.97%	90
1012

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	32.680742	40.160505	22.89%	0
2018	37.713736	32.680742	-13.35%	0
2017	33.304348	37.713736	13.24%	0
2016	28.307802	33.304348	17.65%	0
2015	29.697228	28.307802	-4.68%	0
2014	27.751036	29.697228	7.01%	0
2013	21.326835	27.751036	30.12%	0
2012	18.563976	21.326835	14.88%	0
2011	19.476305	18.563976	-4.68%	61
2010	15.779485	19.476305	23.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.342789	9.509543	13.99%	0
2018	10.299189	8.342789	-19.00%	0
2017	8.566302	10.299189	20.23%	0
2016	8.323542	8.566302	2.92%	0
2015	8.970066	8.323542	-7.21%	0
2014*	10.000000	8.970066	-10.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.431505	20.152252	22.64%	0
2018	19.005109	16.431505	-13.54%	0
2017	16.965012	19.005109	12.03%	0
2016	14.908056	16.965012	13.80%	0
2015	15.739454	14.908056	-5.28%	0
2014	14.561867	15.739454	8.09%	100
2013	10.993343	14.561867	32.46%	0
2012	9.541790	10.993343	15.21%	0
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.365648	16.352435	22.35%	0
2018	15.495600	13.365648	-13.75%	0
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
1013

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.948167	20.527927	21.12%	87
2018	19.957170	16.948167	-15.08%	518
2017	17.924226	19.957170	11.34%	516
2016	15.584364	17.924226	15.01%	720
2015	16.408460	15.584364	-5.02%	718
2014	14.337307	16.408460	14.45%	696
2013	10.804765	14.337307	32.69%	694
2012	9.496154	10.804765	13.78%	692
2011	9.940108	9.496154	-4.47%	689
2010	8.495635	9.940108	17.00%	687
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	22.121014	29.360610	32.73%	43
2018	24.572761	22.121014	-9.98%	300
2017	20.111026	24.572761	22.19%	299
2016	18.985433	20.111026	5.93%	356
2015	19.266874	18.985433	-1.46%	355
2014	19.161587	19.266874	0.55%	354
2013	13.578402	19.161587	41.12%	352
2012	12.239809	13.578402	10.94%	351
2011	12.596266	12.239809	-2.83%	349
2010	10.266672	12.596266	22.69%	347
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	32.818426	38.195024	16.38%	0
2018	40.412546	32.818426	-18.79%	194
2017	37.885300	40.412546	6.67%	194
2016	30.758466	37.885300	23.17%	243
2015	33.466020	30.758466	-8.09%	243
2014	31.973615	33.466020	4.67%	243
2013	23.285056	31.973615	37.31%	290
2012	19.768284	23.285056	17.79%	243
2011	21.291755	19.768284	-7.16%	243
2010	17.195450	21.291755	23.82%	243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	32.369843	39.777427	22.88%	32
2018	37.889535	32.369843	-14.57%	31
2017	34.135291	37.889535	11.00%	30
2016	28.413427	34.135291	20.14%	30
2015	29.535637	28.413427	-3.80%	29
2014	29.955935	29.535637	-1.40%	28
2013	21.737266	29.955935	37.81%	27
2012	19.244030	21.737266	12.96%	26
2011	20.834303	19.244030	-7.63%	25
2010	16.998540	20.834303	22.57%	24
1014

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.097482	19.837840	23.24%	0
2018	17.473564	16.097482	-7.88%	0
2017	15.061235	17.473564	16.02%	0
2016	13.984939	15.061235	7.70%	0
2015	14.346007	13.984939	-2.52%	0
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.914120	16.507812	27.83%	107
2018	13.745508	12.914120	-6.05%	1,017
2017	13.196378	13.745508	4.16%	1,013
2016	12.568679	13.196378	4.99%	1,414
2015	13.578923	12.568679	-7.44%	1,412
2014	10.772528	13.578923	26.05%	1,383
2013	10.689351	10.772528	0.78%	1,381
2012	9.440062	10.689351	13.23%	1,379
2011	9.062776	9.440062	4.16%	1,376
2010	7.118002	9.062776	27.32%	1,374
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.254470	19.519873	27.96%	0
2018	16.398798	15.254470	-6.98%	0
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.494846	9.665504	1.80%	0
2018	9.630625	9.494846	-1.41%	0
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
1015

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.601255	16.622268	22.21%	0
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	16.060727	21.559115	34.23%	61
2018	17.632205	16.060727	-8.91%	59
2017	14.112942	17.632205	24.94%	58
2016	13.553243	14.112942	4.13%	231
2015	13.883860	13.553243	-2.38%	229
2014	13.645618	13.883860	1.75%	227
2013	10.041657	13.645618	35.89%	226
2012	8.936213	10.041657	12.37%	223
2011	9.540351	8.936213	-6.33%	221
2010	7.691865	9.540351	24.03%	218
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.849403	14.057229	29.57%	0
2018	11.873635	10.849403	-8.63%	0
2017	9.745990	11.873635	21.83%	0
2016	9.566491	9.745990	1.88%	0
2015*	10.000000	9.566491	-4.34%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	9.019622	9.146415	1.41%	0
2018	9.130424	9.019622	-1.21%	0
2017	9.252792	9.130424	-1.32%	0
2016	9.346394	9.252792	-1.00%	0
2015	9.539127	9.346394	-2.02%	0
2014	9.694571	9.539127	-1.60%	0
2013	9.851884	9.694571	-1.60%	0
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	20.948943	25.791490	23.12%	0
2018	22.724131	20.948943	-7.81%	0
2017	19.618187	22.724131	15.83%	0
2016	18.257665	19.618187	7.45%	0
2015	18.755328	18.257665	-2.65%	0
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	86
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
1016

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.214002	11.162422	9.29%	0
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.186953	11.422646	12.13%	0
2018	10.945549	10.186953	-6.93%	0
2017	10.194089	10.945549	7.37%	0
2016	9.206330	10.194089	10.73%	0
2015	9.641462	9.206330	-4.51%	0
2014*	10.000000	9.641462	-3.59%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.493637	10.972718	4.57%	0
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	92
2010	10.804504	11.557154	6.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.365955	10.535689	1.64%	0
2018	10.575347	10.365955	-1.98%	0
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	106
1017

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	11.975796	12.700279	6.05%	0
2018	12.523843	11.975796	-4.38%	0
2017	12.352442	12.523843	1.39%	0
2016	12.006768	12.352442	2.88%	0
2015	12.618133	12.006768	-4.85%	0
2014	12.515090	12.618133	0.82%	0
2013	14.095886	12.515090	-11.21%	0
2012	13.253530	14.095886	6.36%	0
2011	12.134853	13.253530	9.22%	0
2010	11.476881	12.134853	5.73%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.976939	10.020535	0.44%	0
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.868059	14.696145	5.97%	0
2018	14.258128	13.868059	-2.74%	0
2017	13.894170	14.258128	2.62%	0
2016	13.834302	13.894170	0.43%	0
2015	14.084167	13.834302	-1.77%	0
2014	13.811131	14.084167	1.98%	0
2013	14.403487	13.811131	-4.11%	0
2012	13.438263	14.403487	7.18%	0
2011	13.261679	13.438263	1.33%	0
2010	12.542389	13.261679	5.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.191126	10.788919	5.87%	0
2018	10.488242	10.191126	-2.83%	0
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	138
2012	9.943457	10.647977	7.09%	117
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.571767	11.715844	22.40%	0
2018	12.101492	9.571767	-20.90%	0
2017	9.774686	12.101492	23.80%	0
2016*	10.000000	9.774686	-2.25%	0
1018

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.233495	13.134313	16.92%	0
2018	12.630174	11.233495	-11.06%	0
2017	12.276937	12.630174	2.88%	0
2016	10.485398	12.276937	17.09%	0
2015	12.247146	10.485398	-14.38%	0
2014	12.987446	12.247146	-5.70%	0
2013	10.976019	12.987446	18.33%	0
2012	10.430309	10.976019	5.23%	0
2011	12.132822	10.430309	-14.03%	0
2010	9.545511	12.132822	27.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.303953	40.638443	25.80%	13
2018	32.754156	32.303953	-1.37%	11
2017	26.305472	32.754156	24.51%	12
2016	30.123660	26.305472	-12.68%	13
2015	27.386120	30.123660	10.00%	11
2014	21.338927	27.386120	28.34%	62
2013	14.496145	21.338927	47.20%	71
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	28.290008	36.132945	27.72%	0
2018	37.810992	28.290008	-25.18%	0
2017	25.595647	37.810992	47.72%	0
2016	26.142968	25.595647	-2.09%	0
2015	31.080388	26.142968	-15.89%	0
2014	31.912148	31.080388	-2.61%	0
2013	29.128592	31.912148	9.56%	10
2012	22.945511	29.128592	26.95%	45
2011	31.592570	22.945511	-27.37%	0
2010	25.466956	31.592570	24.05%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.980887	5.433756	9.09%	0
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
1019

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	17.829295	19.506685	9.41%	0
2018	25.421600	17.829295	-29.87%	0
2017	26.440778	25.421600	-3.85%	0
2016	18.811329	26.440778	40.56%	0
2015	28.902314	18.811329	-34.91%	0
2014	36.532447	28.902314	-20.89%	0
2013	33.794379	36.532447	8.10%	0
2012	33.424769	33.794379	1.11%	0
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	26.40%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	15.926652	19.997733	25.56%	0
2018	18.786115	15.926652	-15.22%	0
2017	15.188926	18.786115	23.68%	0
2016	14.947373	15.188926	1.62%	0
2015	15.774873	14.947373	-5.25%	0
2014	14.636836	15.774873	7.78%	0
2013	11.174565	14.636836	30.98%	0
2012	9.826804	11.174565	13.72%	0
2011	10.783677	9.826804	-8.87%	0
2010	9.814546	10.783677	9.87%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.728614	7.29%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.320692	33.353869	22.08%	0
2018	27.577920	27.320692	-0.93%	0
2017	22.403243	27.577920	23.10%	0
2016	21.258919	22.403243	5.38%	0
2015	22.382417	21.258919	-5.02%	0
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
1020

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.094059	12.497238	12.65%	0
2018	12.251043	11.094059	-9.44%	0
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	25.089556	29.406150	17.20%	0
2018	30.306068	25.089556	-17.21%	0
2017	27.471457	30.306068	10.32%	0
2016	22.518925	27.471457	21.99%	0
2015	24.428328	22.518925	-7.82%	0
2014	22.938552	24.428328	6.49%	0
2013	17.049594	22.938552	34.54%	0
2012	14.723614	17.049594	15.80%	0
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.462227	12.201815	6.45%	0
2018	12.067707	11.462227	-5.02%	0
2017	11.907489	12.067707	1.35%	0
2016	11.668860	11.907489	2.05%	0
2015	12.239591	11.668860	-4.66%	0
2014	12.121345	12.239591	0.98%	0
2013	13.549305	12.121345	-10.54%	0
2012	12.908526	13.549305	4.96%	0
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	15.111283	18.308974	21.16%	76
2018	16.601258	15.111283	-8.98%	78
2017	14.094667	16.601258	17.78%	58
2016	12.705006	14.094667	10.94%	38
2015	13.771530	12.705006	-7.74%	0
2014	12.522711	13.771530	9.97%	0
2013	9.432069	12.522711	32.77%	0
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
1021

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	8.270255	10.381811	25.53%	0
2018	9.981043	8.270255	-17.14%	0
2017	7.781617	9.981043	28.26%	0
2016	8.423410	7.781617	-7.62%	0
2015	8.552471	8.423410	-1.51%	0
2014	9.259267	8.552471	-7.63%	0
2013	7.738106	9.259267	19.66%	0
2012	6.533908	7.738106	18.43%	0
2011	7.599254	6.533908	-14.02%	0
2010	6.861833	7.599254	10.75%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	19.753739	24.938121	26.25%	0
2018	23.187485	19.753739	-14.81%	0
2017	21.236168	23.187485	9.19%	0
2016	17.682208	21.236168	20.10%	0
2015	18.352210	17.682208	-3.65%	0
2014	16.126142	18.352210	13.80%	0
2013	12.678846	16.126142	27.19%	0
2012	11.150678	12.678846	13.70%	0
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	26.345787	32.715334	24.18%	0
2018	29.670881	26.345787	-11.21%	0
2017	27.910332	29.670881	6.31%	0
2016	23.697575	27.910332	17.78%	0
2015	25.222848	23.697575	-6.05%	0
2014	22.818660	25.222848	10.54%	0
2013	17.721242	22.818660	28.76%	0
2012	15.823677	17.721242	11.99%	0
2011	16.024608	15.823677	-1.25%	0
2010	14.453148	16.024608	10.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.037893	11.270348	12.28%	0
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.542824	10.181363	6.69%	0
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
1022

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.345581	14.135870	24.59%	0
2018	12.538133	11.345581	-9.51%	0
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.316822	16.479558	15.11%	0
2018	15.849484	14.316822	-9.67%	0
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.759987	12.606220	17.16%	0
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	25.274500	30.193747	19.46%	86
2018	28.409691	25.274500	-11.04%	75
2017	25.854832	28.409691	9.88%	81
2016	21.036137	25.854832	22.91%	83
2015	22.033685	21.036137	-4.53%	83
2014	21.442684	22.033685	2.76%	0
2013	15.588913	21.442684	37.55%	33
2012	13.779417	15.588913	13.13%	33
2011	14.017079	13.779417	-1.70%	33
2010	11.396127	14.017079	23.00%	33
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	15.605968	19.928936	27.70%	661
2018	16.743404	15.605968	-6.79%	690
2017	14.092172	16.743404	18.81%	693
2016	12.904832	14.092172	9.20%	689
2015	13.057314	12.904832	-1.17%	696
2014	11.776854	13.057314	10.87%	0
2013	9.125191	11.776854	29.06%	23
2012	8.066253	9.125191	13.13%	23
2011	8.099441	8.066253	-0.41%	23
2010	7.215119	8.099441	12.26%	23
1023

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	10.730795	14.093428	31.34%	0
2018	11.484796	10.730795	-6.57%	0
2017	10.186377	11.484796	12.75%	0
2016	9.440838	10.186377	7.90%	0
2015	9.976901	9.440838	-5.37%	0
2014	8.996288	9.976901	10.90%	0
2013	6.850509	8.996288	31.32%	0
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	633
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.880203	21.080237	32.75%	0
2018	17.443131	15.880203	-8.96%	0
2017	14.013143	17.443131	24.48%	0
2016	13.284742	14.013143	5.48%	0
2015	13.934526	13.284742	-4.66%	0
2014	13.188128	13.934526	5.66%	191
2013	11.140524	13.188128	18.38%	188
2012	10.321021	11.140524	7.94%	178
2011	9.685194	10.321021	6.56%	186
2010	8.591886	9.685194	12.72%	195
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.628372	18.603795	19.04%	0
2018	19.760099	15.628372	-20.91%	0
2017	16.212285	19.760099	21.88%	0
2016	14.166045	16.212285	14.44%	0
2015	14.829816	14.166045	-4.48%	0
2014	14.933157	14.829816	-0.69%	0
2013	10.283890	14.933157	45.21%	0
2012	8.726631	10.283890	17.84%	0
2011	10.361936	8.726631	-15.78%	0
2010	8.082504	10.361936	28.20%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.040547	16.280643	24.85%	0
2018	16.064554	13.040547	-18.82%	0
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
1024

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.023325	10.491359	4.67%	0
2018	10.264138	10.023325	-2.35%	0
2017	10.150316	10.264138	1.12%	0
2016	9.530714	10.150316	6.50%	0
2015	9.847796	9.530714	-3.22%	0
2014*	10.000000	9.847796	-1.52%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.698017	16.793958	6.98%	88
2018	16.157164	15.698017	-2.84%	88
2017	15.886893	16.157164	1.70%	88
2016	15.652957	15.886893	1.49%	88
2015	16.052357	15.652957	-2.49%	160
2014	15.821691	16.052357	1.46%	160
2013	16.020079	15.821691	-1.24%	160
2012	14.937513	16.020079	7.25%	160
2011	14.940862	14.937513	-0.02%	160
2010	14.086697	14.940862	6.06%	88
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.569995	15.386958	13.39%	0
2018	14.478380	13.569995	-6.27%	0
2017	13.107775	14.478380	10.46%	0
2016	12.736468	13.107775	2.92%	0
2015	13.070419	12.736468	-2.56%	0
2014	12.813948	13.070419	2.00%	0
2013	11.560576	12.813948	10.84%	0
2012	10.589835	11.560576	9.17%	0
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.680792	16.048820	17.31%	0
2018	14.887365	13.680792	-8.10%	0
2017	13.075354	14.887365	13.86%	0
2016	12.613305	13.075354	3.66%	0
2015	12.951132	12.613305	-2.61%	0
2014	12.658807	12.951132	2.31%	0
2013	11.168229	12.658807	13.35%	0
2012	10.094610	11.168229	10.64%	0
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
1025

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.165670	17.222079	21.58%	0
2018	15.734231	14.165670	-9.97%	0
2017	13.321930	15.734231	18.11%	0
2016	12.793546	13.321930	4.13%	0
2015	13.132170	12.793546	-2.58%	0
2014	12.811636	13.132170	2.50%	0
2013	10.787447	12.811636	18.76%	0
2012	9.556718	10.787447	12.88%	0
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.992571	13.336536	21.32%	0
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	20.402677	26.215841	28.49%	0
2018	22.323249	20.402677	-8.60%	0
2017	18.754015	22.323249	19.03%	0
2016	17.777910	18.754015	5.49%	0
2015	18.086256	17.777910	-1.70%	0
2014	16.547216	18.086256	9.30%	0
2013	12.907718	16.547216	28.20%	0
2012	11.353861	12.907718	13.69%	0
2011	11.929256	11.353861	-4.82%	0
2010	10.420754	11.929256	14.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.700032	31.695516	28.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2019	6.887727	7.394243	7.35%	0
2018	9.367368	6.887727	-26.47%	0
2017	9.855911	9.367368	-4.96%	0
2016	7.551840	9.855911	30.51%	0
2015	9.748848	7.551840	-22.54%	0
2014	11.433054	9.748848	-14.73%	0
2013	9.421309	11.433054	21.35%	0
2012	9.202992	9.421309	2.37%	0
2011	9.930805	9.202992	-7.33%	0
2010	8.525889	9.930805	16.48%	0
1026

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2019	11.219471	12.044519	7.35%	0
2018	15.258575	11.219471	-26.47%	0
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.669609	21.991690	24.46%	0
2018	19.736717	17.669609	-10.47%	0
2017	17.897881	19.736717	10.27%	0
2016	15.528580	17.897881	15.26%	0
2015	16.563278	15.528580	-6.25%	0
2014	15.595993	16.563278	6.20%	213
2013	12.463509	15.595993	25.13%	212
2012	10.880856	12.463509	14.55%	223
2011	11.036037	10.880856	-1.41%	221
2010	9.809757	11.036037	12.50%	224
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.321806	14.351882	26.76%	100
2018	12.756612	11.321806	-11.25%	103
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.750765	24.413204	37.53%	0
2018	16.165861	17.750765	9.80%	0
2017	12.304010	16.165861	31.39%	0
2016	12.555417	12.304010	-2.00%	0
2015	12.176953	12.555417	3.11%	0
2014	11.112281	12.176953	9.58%	0
2013	8.250889	11.112281	34.68%	0
2012	7.065966	8.250889	16.77%	0
2011	7.074015	7.065966	-0.11%	0
2010	5.852345	7.074015	20.87%	0
1027

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	13.549297	17.772084	31.17%	0
2018	13.901284	13.549297	-2.53%	0
2017	10.533224	13.901284	31.98%	99
2016	10.698665	10.533224	-1.55%	101
2015	10.223864	10.698665	4.64%	0
2014	9.406737	10.223864	8.69%	0
2013	7.065251	9.406737	33.14%	0
2012	6.310368	7.065251	11.96%	0
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.422024	15.077632	12.34%	0
2018	14.245639	13.422024	-5.78%	0
2017	13.610208	14.245639	4.67%	0
2016	12.172994	13.610208	11.81%	0
2015	12.939205	12.172994	-5.92%	0
2014	13.096312	12.939205	-1.20%	0
2013	12.654432	13.096312	3.49%	0
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.609940	13.507246	7.12%	0
2018	12.983885	12.609940	-2.88%	0
2017	12.751652	12.983885	1.82%	0
2016	12.467349	12.751652	2.28%	0
2015	12.845008	12.467349	-2.94%	0
2014	12.425685	12.845008	3.37%	0
2013	12.956551	12.425685	-4.10%	0
2012	12.532532	12.956551	3.38%	0
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	15.801756	19.052669	20.57%	0
2018	18.940561	15.801756	-16.57%	0
2017	16.051810	18.940561	18.00%	68
2016	14.646204	16.051810	9.60%	67
2015	15.211527	14.646204	-3.72%	0
2014	14.653708	15.211527	3.81%	0
2013	11.017583	14.653708	33.00%	0
2012	9.822863	11.017583	12.16%	0
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
1028

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	9.601221	11.982496	24.80%	0
2018	11.541532	9.601221	-16.81%	0
2017	9.074555	11.541532	27.19%	0
2016	9.783963	9.074555	-7.25%	0
2015	9.671626	9.783963	1.16%	0
2014	10.773535	9.671626	-10.23%	0
2013	8.453465	10.773535	27.45%	0
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.266131	11.136336	20.18%	0
2018	10.134917	9.266131	-8.57%	0
2017*	10.000000	10.134917	1.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	19.061549	25.022222	31.27%	0
2018	23.591702	19.061549	-19.20%	0
2017	20.244021	23.591702	16.54%	0
2016	18.915760	20.244021	7.02%	0
2015	19.960999	18.915760	-5.24%	0
2014	19.139589	19.960999	4.29%	0
2013	15.010058	19.139589	27.51%	0
2012	12.081950	15.010058	24.24%	0
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.640458	13.638281	17.16%	0
2018	13.181871	11.640458	-11.69%	0
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.335948	16.263822	13.45%	0
2018	15.327523	14.335948	-6.47%	0
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
1029

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - NQ
2019	15.089203	18.635997	23.51%	0
2018	17.720450	15.089203	-14.85%	0
2017	16.382149	17.720450	8.17%	0
2016	12.872222	16.382149	27.27%	0
2015	14.218935	12.872222	-9.47%	0
2014	14.463720	14.218935	-1.69%	0
2013	10.860714	14.463720	33.17%	0
2012	9.385469	10.860714	15.72%	0
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q
2019	18.886280	23.325602	23.51%	0
2018	22.179673	18.886280	-14.85%	0
2017	20.504594	22.179673	8.17%	0
2016	16.111421	20.504594	27.27%	0
2015	17.797027	16.111421	-9.47%	0
2014	18.103408	17.797027	-1.69%	0
2013	13.593737	18.103408	33.17%	0
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
2010	9.962231	12.486678	25.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.464479	11.721425	23.85%	0
2018	11.500194	9.464479	-17.70%	0
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	13.836766	15.261771	10.30%	0
2018	16.708430	13.836766	-17.19%	0
2017	14.605876	16.708430	14.40%	0
2016	13.900044	14.605876	5.08%	0
2015	15.177597	13.900044	-8.42%	0
2014	17.424048	15.177597	-12.89%	0
2013	14.459612	17.424048	20.50%	0
2012	12.473557	14.459612	15.92%	0
2011	14.248527	12.473557	-12.46%	0
2010	13.412649	14.248527	6.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2019	7.766340	8.542768	10.00%	0
2018	9.397350	7.766340	-17.36%	0
2017	8.237836	9.397350	14.08%	0
2016	7.862768	8.237836	4.77%	0
2015	8.602359	7.862768	-8.60%	0
2014*	10.000000	8.602359	-13.98%	0
1030

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2019	11.626260	12.788562	10.00%	0
2018	14.067884	11.626260	-17.36%	0
2017	12.332088	14.067884	14.08%	0
2016	11.770595	12.332088	4.77%	0
2015	12.877778	11.770595	-8.60%	0
2014	14.824586	12.877778	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.281609	9.255404	-0.28%	0
2018	9.315935	9.281609	-0.37%	0
2017	9.349721	9.315935	-0.36%	0
2016	9.291306	9.349721	0.63%	0
2015	9.932813	9.291306	-6.46%	0
2014*	10.000000	9.932813	-0.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.122498	12.170030	9.42%	0
2018	11.895777	11.122498	-6.50%	0
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.172111	9.415212	2.65%	0
2018	9.886095	9.172111	-7.22%	0
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.630219	13.801560	18.67%	0
2018	12.958066	11.630219	-10.25%	0
2017	11.520668	12.958066	12.48%	0
2016	10.677194	11.520668	7.90%	0
2015	10.996235	10.677194	-2.90%	0
2014	10.713236	10.996235	2.64%	0
2013	9.187834	10.713236	16.60%	0
2012	8.063611	9.187834	13.94%	0
2011	9.797584	8.063611	-17.70%	0
2010	8.663634	9.797584	13.09%	0
1031

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.436773	20.024198	29.72%	0
2018	17.001746	15.436773	-9.20%	0
2017	13.950377	17.001746	21.87%	0
2016	13.134077	13.950377	6.22%	0
2015	13.447094	13.134077	-2.33%	0
2014	12.168647	13.447094	10.51%	0
2013	9.537677	12.168647	27.59%	0
2012	8.426993	9.537677	13.18%	0
2011	9.010443	8.426993	-6.48%	0
2010	7.423146	9.010443	21.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.499065	17.022979	17.41%	0
2018	15.736080	14.499065	-7.86%	0
2017	14.072515	15.736080	11.82%	0
2016	13.327335	14.072515	5.59%	0
2015	13.619523	13.327335	-2.15%	0
2014	13.056829	13.619523	4.31%	0
2013	11.683077	13.056829	11.76%	0
2012	10.550732	11.683077	10.73%	0
2011	10.722939	10.550732	-1.61%	0
2010	9.921689	10.722939	8.08%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	16.092225	19.464438	20.96%	0
2018	18.422194	16.092225	-12.65%	0
2017	16.419000	18.422194	12.20%	0
2016	13.686857	16.419000	19.96%	0
2015	14.692608	13.686857	-6.85%	0
2014	13.967686	14.692608	5.19%	0
2013	10.726498	13.967686	30.22%	0
2012	9.500975	10.726498	12.90%	0
2011	10.160900	9.500975	-6.49%	0
2010	8.913607	10.160900	13.99%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.586481	18.111917	9.20%	0
2018	17.699975	16.586481	-6.29%	0
2017	17.043782	17.699975	3.85%	0
2016	14.835888	17.043782	14.88%	0
2015	15.802009	14.835888	-6.11%	0
2014	15.769347	15.802009	0.21%	0
2013	15.023201	15.769347	4.97%	0
2012	13.380471	15.023201	12.28%	0
2011	13.692760	13.380471	-2.28%	0
2010	12.135151	13.692760	12.84%	0
1032

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.334012	20.769660	19.82%	0
2018	20.307368	17.334012	-14.64%	0
2017	20.032633	20.307368	1.37%	0
2016	16.185893	20.032633	23.77%	0
2015	17.732094	16.185893	-8.72%	0
2014	18.394423	17.732094	-3.60%	0
2013	13.756135	18.394423	33.72%	0
2012	11.776193	13.756135	16.81%	0
2011	12.628750	11.776193	-6.75%	0
2010	10.599519	12.628750	19.14%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.136707	21.223891	23.85%	0
2018	20.147667	17.136707	-14.94%	0
2017	18.125288	20.147667	11.16%	0
2016	14.627690	18.125288	23.91%	0
2015	16.055243	14.627690	-8.89%	0
2014	16.276223	16.055243	-1.36%	0
2013	12.488914	16.276223	30.33%	0
2012	10.909450	12.488914	14.48%	0
2011	12.064301	10.909450	-9.57%	0
2010	10.476997	12.064301	15.15%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	15.877981	19.506612	22.85%	0
2018	18.112161	15.877981	-12.34%	0
2017	15.139427	18.112161	19.64%	0
2016	13.650226	15.139427	10.91%	0
2015	14.147601	13.650226	-3.52%	0
2014	13.302465	14.147601	6.35%	0
2013	9.628315	13.302465	38.16%	0
2012	8.830141	9.628315	9.04%	0
2011	9.213502	8.830141	-4.16%	0
2010	7.244842	9.213502	27.17%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	16.934698	22.169054	30.91%	0
2018	17.980257	16.934698	-5.82%	0
2017	14.136646	17.980257	27.19%	0
2016	13.301111	14.136646	6.28%	0
2015	12.899055	13.301111	3.12%	0
2014	11.451104	12.899055	12.64%	0
2013	9.132471	11.451104	25.39%	0
2012	8.438956	9.132471	8.22%	0
2011	9.022739	8.438956	-6.47%	0
2010	7.912912	9.022739	14.03%	0
1033

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.774612	22.424257	33.68%	0
2018	17.808475	16.774612	-5.81%	0
2017	14.305611	17.808475	24.49%	0
2016	14.309458	14.305611	-0.03%	0
2015	13.940866	14.309458	2.64%	0
2014	13.151792	13.940866	6.00%	0
2013	9.600855	13.151792	36.99%	0
2012*	10.000000	9.600855	-3.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.522513	24.701177	33.36%	0
2018	19.718525	18.522513	-6.07%	0
2017	15.879194	19.718525	24.18%	0
2016	15.922545	15.879194	-0.27%	0
2015	15.550408	15.922545	2.39%	0
2014	14.706995	15.550408	5.73%	0
2013	10.762399	14.706995	36.65%	0
2012	9.709845	10.762399	10.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	17.074000	21.524026	26.06%	0
2018	19.280915	17.074000	-11.45%	0
2017	17.427321	19.280915	10.64%	0
2016	16.167868	17.427321	7.79%	0
2015	17.552911	16.167868	-7.89%	0
2014	16.604330	17.552911	5.71%	0
2013	13.142322	16.604330	26.34%	0
2012	11.806537	13.142322	11.31%	0
2011	12.085377	11.806537	-2.31%	0
2010	11.285048	12.085377	7.09%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.427343	15.798327	17.66%	0
2018	15.181140	13.427343	-11.55%	0
2017	13.986618	15.181140	8.54%	0
2016	12.427919	13.986618	12.54%	0
2015	13.012502	12.427919	-4.49%	0
2014	12.208991	13.012502	6.58%	0
2013	9.977301	12.208991	22.37%	0
2012	9.067183	9.977301	10.04%	0
2011*	10.000000	9.067183	-9.33%	0
1034

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.730765	14.104228	20.23%	0
2018	12.789121	11.730765	-8.28%	0
2017	11.572508	12.789121	10.51%	0
2016	11.601424	11.572508	-0.25%	0
2015	12.046839	11.601424	-3.70%	0
2014	10.752056	12.046839	12.04%	0
2013	10.709010	10.752056	0.40%	0
2012	8.551353	10.709010	25.23%	0
2011	9.356874	8.551353	-8.61%	0
2010	8.145466	9.356874	14.87%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.570809	25.348778	29.52%	0
2018	19.844436	19.570809	-1.38%	0
2017	17.526063	19.844436	13.23%	0
2016	20.249279	17.526063	-13.45%	0
2015	20.080292	20.249279	0.84%	0
2014	17.165966	20.080292	16.98%	0
2013	12.495071	17.165966	37.38%	0
2012	10.573567	12.495071	18.17%	0
2011	10.405458	10.573567	1.62%	0
2010	10.109751	10.405458	2.92%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	18.683104	23.481002	25.68%	0
2018	22.482863	18.683104	-16.90%	0
2017	18.697762	22.482863	20.24%	0
2016	19.213740	18.697762	-2.69%	0
2015	20.127793	19.213740	-4.54%	0
2014	20.523144	20.127793	-1.93%	0
2013	17.641171	20.523144	16.34%	0
2012	15.621697	17.641171	12.93%	0
2011	17.135895	15.621697	-8.84%	0
2010	15.532049	17.135895	10.33%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.681469	15.499832	22.22%	0
2018	14.677691	12.681469	-13.60%	0
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
1035

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	13.193099	17.564258	33.13%	0
2018	14.318941	13.193099	-7.86%	0
2017	11.548565	14.318941	23.99%	0
2016	12.079698	11.548565	-4.40%	0
2015	11.934842	12.079698	1.21%	0
2014	10.579378	11.934842	12.81%	0
2013	8.341927	10.579378	26.82%	0
2012	7.478480	8.341927	11.55%	0
2011	7.739195	7.478480	-3.37%	0
2010	7.235804	7.739195	6.96%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	8.930537	12.165894	36.23%	185
2018	9.729142	8.930537	-8.21%	191
2017	7.727476	9.729142	25.90%	138
2016	7.724543	7.727476	0.04%	103
2015	7.412653	7.724543	4.21%	0
2014	7.168656	7.412653	3.40%	0
2013	5.392950	7.168656	32.93%	36
2012	4.738094	5.392950	13.82%	36
2011	4.794398	4.738094	-1.17%	36
2010	3.847818	4.794398	24.60%	36
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.159570	23.393671	28.82%	0
2018	21.400851	18.159570	-15.15%	0
2017	16.018518	21.400851	33.60%	0
2016	16.372826	16.018518	-2.16%	0
2015	16.114173	16.372826	1.61%	0
2014	16.115703	16.114173	-0.01%	0
2013	12.950164	16.115703	24.44%	0
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	539
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.608816	10.407379	8.31%	0
2018	10.283473	9.608816	-6.56%	0
2017	9.898610	10.283473	3.89%	0
2016	9.504863	9.898610	4.14%	0
2015	9.948563	9.504863	-4.46%	0
2014	9.896633	9.948563	0.52%	0
2013	10.137866	9.896633	-2.38%	0
2012*	10.000000	10.137866	1.38%	0
1036

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.361429	10.457936	25.07%	0
2018	10.634315	8.361429	-21.37%	0
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	14.869623	19.198161	29.11%	0
2018	16.516455	14.869623	-9.97%	0
2017	14.451700	16.516455	14.29%	0
2016	13.244715	14.451700	9.11%	0
2015	13.113132	13.244715	1.00%	0
2014	12.117918	13.113132	8.21%	0
2013	9.407559	12.117918	28.81%	44
2012	8.235164	9.407559	14.24%	44
2011	8.425534	8.235164	-2.26%	44
2010	7.423529	8.425534	13.50%	44
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.294796	20.144558	23.63%	0
2018	18.591513	16.294796	-12.35%	0
2017	16.659743	18.591513	11.60%	0
2016	14.435923	16.659743	15.40%	0
2015	15.694096	14.435923	-8.02%	0
2014	14.343626	15.694096	9.42%	0
2013	10.405576	14.343626	37.85%	0
2012	9.022692	10.405576	15.33%	0
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.536203	26.826758	19.04%	0
2018	24.384249	22.536203	-7.58%	0
2017	21.090001	24.384249	15.62%	0
2016	22.142812	21.090001	-4.75%	0
2015	24.715567	22.142812	-10.41%	0
2014	26.689945	24.715567	-7.40%	0
2013	21.820188	26.689945	22.32%	0
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
1037

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	22.990562	24.988732	8.69%	0
2018	24.030933	22.990562	-4.33%	0
2017	23.043487	24.030933	4.29%	0
2016	20.288275	23.043487	13.58%	0
2015	22.199414	20.288275	-8.61%	0
2014	22.285889	22.199414	-0.39%	0
2013	20.632462	22.285889	8.01%	0
2012	17.791844	20.632462	15.97%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.317648	34.137762	34.84%	44
2018	25.918927	25.317648	-2.32%	45
2017	20.893940	25.918927	24.05%	0
2016	20.141763	20.893940	3.73%	0
2015	21.869565	20.141763	-7.90%	0
2014	20.740785	21.869565	5.44%	0
2013	16.329317	20.740785	27.02%	0
2012	14.711220	16.329317	11.00%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.470949	10.116786	6.82%	0
2018	9.816452	9.470949	-3.52%	0
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	17.903101	23.949607	33.77%	0
2018	18.008061	17.903101	-0.58%	0
2017	14.170566	18.008061	27.08%	93
2016	14.219630	14.170566	-0.35%	75
2015	12.995594	14.219630	9.42%	0
2014	12.256846	12.995594	6.03%	296
2013	9.579968	12.256846	27.94%	294
2012	7.913008	9.579968	21.07%	283
2011	8.698640	7.913008	-9.03%	301
2010	8.357247	8.698640	4.08%	371
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.484841	14.842588	41.56%	0
2018	10.630940	10.484841	-1.37%	0
2017	7.504274	10.630940	41.67%	0
2016	6.742545	7.504274	11.30%	0
2015	6.591529	6.742545	2.29%	0
2014	6.166785	6.591529	6.89%	0
2013	4.659576	6.166785	32.35%	0
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
1038

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.392596	11.633322	23.86%	0
2018	11.324246	9.392596	-17.06%	0
2017	8.855968	11.324246	27.87%	0
2016	9.710637	8.855968	-8.80%	0
2015	10.893419	9.710637	-10.86%	0
2014	12.678606	10.893419	-14.08%	0
2013	11.349489	12.678606	11.71%	0
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	23.563790	29.197777	23.91%	0
2018	27.346229	23.563790	-13.83%	0
2017	24.589130	27.346229	11.21%	0
2016	21.930691	24.589130	12.12%	0
2015	23.047524	21.930691	-4.85%	0
2014	20.483490	23.047524	12.52%	0
2013	15.838652	20.483490	29.33%	0
2012	13.461102	15.838652	17.66%	0
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.619611	9.954250	15.48%	0
2018	10.828757	8.619611	-20.40%	0
2017	8.665770	10.828757	24.96%	0
2016	7.339458	8.665770	18.07%	0
2015	9.392295	7.339458	-21.86%	0
2014*	10.000000	9.392295	-6.08%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.734084	10.315288	5.97%	0
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	22.207317	30.667701	38.10%	0
2018	23.118565	22.207317	-3.94%	0
2017	18.719706	23.118565	23.50%	0
2016	17.600747	18.719706	6.36%	0
2015	18.400793	17.600747	-4.35%	0
2014	20.349595	18.400793	-9.58%	0
2013	14.741464	20.349595	38.04%	0
2012	12.474638	14.741464	18.17%	0
1039

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.272625	26.929535	26.59%	0
2018	24.279841	21.272625	-12.39%	0
2017	21.165138	24.279841	14.72%	0
2016	19.029421	21.165138	11.22%	0
2015	19.650994	19.029421	-3.16%	0
2014	18.242159	19.650994	7.72%	0
2013	13.762809	18.242159	32.55%	0
2012	12.150524	13.762809	13.27%	0
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.788008	7.88%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.541210	20.316973	22.83%	192
2018	18.747311	16.541210	-11.77%	193
2017	15.121849	18.747311	23.97%	184
2016	14.896670	15.121849	1.51%	178
2015	14.333619	14.896670	3.93%	180
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.110942	13.126529	8.39%	0
2018	12.472495	12.110942	-2.90%	0
2017	12.009032	12.472495	3.86%	0
2016	11.577180	12.009032	3.73%	0
2015	11.921300	11.577180	-2.89%	0
2014	11.307457	11.921300	5.43%	0
2013	11.604532	11.307457	-2.56%	0
2012	10.848194	11.604532	6.97%	0
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	26.137756	29.191102	11.68%	0
2018	28.738866	26.137756	-9.05%	0
2017	26.796484	28.738866	7.25%	0
2016	24.794511	26.796484	8.07%	0
2015	25.651512	24.794511	-3.34%	0
2014	25.495625	25.651512	0.61%	0
2013	28.583678	25.495625	-10.80%	0
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
1040

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.097603	11.371157	24.99%	0
2018	10.105496	9.097603	-9.97%	0
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.441041	16.624655	15.12%	0
2018	15.803239	14.441041	-8.62%	0
2017	13.923050	15.803239	13.50%	0
2016	13.490311	13.923050	3.21%	0
2015	14.743827	13.490311	-8.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.578486	20.095006	21.21%	0
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.928228	17.625066	18.07%	0
2018	16.074177	14.928228	-7.13%	0
2017	14.200352	16.074177	13.20%	0
2016	13.326893	14.200352	6.55%	0
2015	13.500802	13.326893	-1.29%	0
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.343835	11.019425	6.53%	0
2018	10.698086	10.343835	-3.31%	0
2017	10.603096	10.698086	0.90%	0
2016	10.566422	10.603096	0.35%	0
2015	10.834683	10.566422	-2.48%	0
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
1041

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.508299	21.749210	31.75%	0
2018	18.647659	16.508299	-11.47%	0
2017	14.565075	18.647659	28.03%	0
2016	14.871536	14.565075	-2.06%	0
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.372038	23.397717	27.36%	0
2018	18.921582	18.372038	-2.90%	0
2017	15.145633	18.921582	24.93%	0
2016	14.205683	15.145633	6.62%	0
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.306664	18.802681	22.84%	0
2018	16.010878	15.306664	-4.40%	0
2017	13.432823	16.010878	19.19%	0
2016	12.369650	13.432823	8.60%	0
2015	12.518367	12.369650	-1.19%	0
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.671668	16.723656	6.71%	0
2018	16.419458	15.671668	-4.55%	0
2017	15.796187	16.419458	3.95%	0
2016	14.872718	15.796187	6.21%	0
2015	15.667956	14.872718	-5.08%	0
2014	15.429370	15.667956	1.55%	0
2013	15.964041	15.429370	-3.35%	0
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
1042

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	13.173304	16.393824	24.45%	0
2018	14.532845	13.173304	-9.35%	0
2017	12.598983	14.532845	15.35%	0
2016	10.932637	12.598983	15.24%	0
2015	11.936200	10.932637	-8.41%	0
2014	11.185447	11.936200	6.71%	0
2013	8.436121	11.185447	32.59%	0
2012	7.285500	8.436121	15.79%	0
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.384728	11.668193	12.36%	0
2018	11.608517	10.384728	-10.54%	0
2017	10.026606	11.608517	15.78%	0
2016*	10.000000	10.026606	0.27%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.280427	20.503223	12.16%	0
2018	19.281824	18.280427	-5.19%	0
2017	18.475962	19.281824	4.36%	0
2016	16.556238	18.475962	11.60%	0
2015	17.390832	16.556238	-4.80%	0
2014	17.348678	17.390832	0.24%	0
2013	16.575707	17.348678	4.66%	0
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.220208	19.054266	25.19%	0
2018	16.351907	15.220208	-6.92%	0
2017	13.397253	16.351907	22.05%	0
2016	12.063790	13.397253	11.05%	0
2015	12.476200	12.063790	-3.31%	0
2014	11.973208	12.476200	4.20%	0
2013	8.516641	11.973208	40.59%	0
2012	7.450809	8.516641	14.30%	0
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	125
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.388066	15.510454	25.20%	0
2018	13.343048	12.388066	-7.16%	0
2017	10.940354	13.343048	21.96%	0
2016*	10.000000	10.940354	9.40%	0
1043

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	16.073702	20.920582	30.15%	0
2018	19.685805	16.073702	-18.35%	0
2017	16.010950	19.685805	22.95%	0
2016	16.733547	16.010950	-4.32%	0
2015	17.203330	16.733547	-2.73%	0
2014	17.778617	17.203330	-3.24%	143
2013	14.986232	17.778617	18.63%	0
2012	13.226592	14.986232	13.30%	0
2011	14.921568	13.226592	-11.36%	0
2010	13.373998	14.921568	11.57%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.878354	21.333862	26.40%	0
2018	17.269652	16.878354	-2.27%	0
2017	14.657652	17.269652	17.82%	0
2016	13.460971	14.657652	8.89%	0
2015	13.643217	13.460971	-1.34%	0
2014	12.445398	13.643217	9.62%	0
2013	9.711318	12.445398	28.15%	0
2012	8.698871	9.711318	11.64%	0
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.513668	15.163018	21.17%	45
2018	14.344867	12.513668	-12.77%	46
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.982149	13.607585	13.57%	0
2018	13.074573	11.982149	-8.36%	0
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	0
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
1044

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.468195	14.654536	17.54%	0
2018	13.890306	12.468195	-10.24%	0
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.016544	11.917779	8.18%	0
2018	11.573049	11.016544	-4.81%	0
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	0
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.582925	11.777877	11.29%	0
2018	11.644509	10.582925	-9.12%	0
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.860633	12.252815	12.82%	0
2018	11.957875	10.860633	-9.18%	0
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	78
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
1045

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.276012	14.177136	15.49%	0
2018	13.518208	12.276012	-9.19%	0
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	0
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.466785	14.895461	19.48%	0
2018	14.094945	12.466785	-11.55%	0
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	0
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.751610	13.130077	11.73%	0
2018	12.625014	11.751610	-6.92%	0
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	0
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.917218	14.203218	9.96%	0
2018	15.675806	12.917218	-17.60%	0
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	0
2015	14.073141	13.219475	-6.07%	0
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
1046

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.693025	12.452164	6.49%	0
2018	12.014032	11.693025	-2.67%	0
2017	11.772185	12.014032	2.05%	0
2016	11.431257	11.772185	2.98%	0
2015	11.779230	11.431257	-2.95%	0
2014	11.470486	11.779230	2.69%	0
2013	11.963215	11.470486	-4.12%	0
2012	11.358538	11.963215	5.32%	0
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.029186	12.886640	7.13%	0
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.041183	11.755384	17.07%	0
2018	11.438795	10.041183	-12.22%	0
2017	9.926017	11.438795	15.24%	0
2016	9.115780	9.926017	8.89%	0
2015*	10.000000	9.115780	-8.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.928088	11.404356	14.87%	0
2018	11.019487	9.928088	-9.90%	0
2017	9.902633	11.019487	11.28%	0
2016	9.313240	9.902633	6.33%	0
2015*	10.000000	9.313240	-6.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	17.874719	21.481755	20.18%	0
2018	22.145921	17.874719	-19.29%	0
2017	16.009372	22.145921	38.33%	0
2016	15.203558	16.009372	5.30%	0
2015	18.515520	15.203558	-17.89%	0
2014	20.045678	18.515520	-7.63%	0
2013	20.355369	20.045678	-1.52%	0
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
1047

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.889633	14.428468	3.88%	0
2018	14.217939	13.889633	-2.31%	0
2017	14.247326	14.217939	-0.21%	0
2016	14.467063	14.247326	-1.52%	0
2015	14.816205	14.467063	-2.36%	296
2014	14.494946	14.816205	2.22%	296
2013	15.455427	14.494946	-6.21%	296
2012	15.343062	15.455427	0.73%	296
2011	14.633524	15.343062	4.85%	296
2010	14.287140	14.633524	2.42%	477
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.557231	8.513704	-0.51%	0
2018	8.635214	8.557231	-0.90%	0
2017	8.796353	8.635214	-1.83%	0
2016	8.997580	8.796353	-2.24%	0
2015	9.204679	8.997580	-2.25%	0
2014	9.416547	9.204679	-2.25%	0
2013	9.633292	9.416547	-2.25%	0
2012	9.855639	9.633292	-2.26%	0
2011	10.081859	9.855639	-2.24%	0
2010	10.313905	10.081859	-2.25%	50
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.649000	13.564223	16.44%	0
2018	13.945274	11.649000	-16.47%	0
2017	11.192509	13.945274	24.59%	0
2016	11.350785	11.192509	-1.39%	0
2015	11.978324	11.350785	-5.24%	0
2014	12.309276	11.978324	-2.69%	0
2013	10.686762	12.309276	15.18%	0
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.753969	10.371286	18.48%	0
2018	10.430113	8.753969	-16.07%	0
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
1048

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.251897	22.075383	20.95%	0
2018	20.488759	18.251897	-10.92%	0
2017	17.697363	20.488759	15.77%	0
2016	16.537782	17.697363	7.01%	0
2015	17.089053	16.537782	-3.23%	0
2014	16.652249	17.089053	2.62%	0
2013	13.387602	16.652249	24.39%	64
2012	11.817147	13.387602	13.29%	64
2011	12.583341	11.817147	-6.09%	64
2010	11.229930	12.583341	12.05%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.068797	16.989512	12.75%	0
2018	16.203411	15.068797	-7.00%	0
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	0
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.652910	20.696657	17.24%	0
2018	19.311161	17.652910	-8.59%	0
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.390215	13.266037	7.07%	0
2018	12.909827	12.390215	-4.02%	0
2017	12.496036	12.909827	3.31%	0
2016	12.260126	12.496036	1.92%	0
2015	12.509216	12.260126	-1.99%	0
2014	12.317933	12.509216	1.55%	0
2013	12.020658	12.317933	2.47%	0
2012	11.692852	12.020658	2.80%	0
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
1049

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.660272	11.774912	10.46%	0
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.944496	12.329569	12.66%	0
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.894144	18.293542	15.10%	0
2018	17.241414	15.894144	-7.81%	0
2017	15.618150	17.241414	10.39%	0
2016	14.911502	15.618150	4.74%	0
2015	15.305981	14.911502	-2.58%	0
2014	14.886968	15.305981	2.81%	0
2013	13.058282	14.886968	14.00%	64
2012	12.056058	13.058282	8.31%	64
2011	12.337950	12.056058	-2.28%	64
2010	11.379824	12.337950	8.42%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.438464	20.767007	19.09%	0
2018	19.336254	17.438464	-9.81%	0
2017	16.952511	19.336254	14.06%	0
2016	15.985768	16.952511	6.05%	0
2015	16.473995	15.985768	-2.96%	0
2014	16.057228	16.473995	2.60%	0
2013	13.422973	16.057228	19.62%	64
2012	12.071574	13.422973	11.19%	64
2011	12.617200	12.071574	-4.32%	64
2010	11.439275	12.617200	10.30%	64
1050

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.350941	15.919489	10.93%	0
2018	15.252351	14.350941	-5.91%	0
2017	14.286440	15.252351	6.76%	0
2016	13.825873	14.286440	3.33%	0
2015	14.148450	13.825873	-2.28%	0
2014	13.819172	14.148450	2.38%	0
2013	12.794433	13.819172	8.01%	0
2012	12.115555	12.794433	5.60%	0
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.406119	4.06%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.704995	7.05%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.782890	21.413854	27.59%	0
2018	17.716602	16.782890	-5.27%	0
2017	13.918919	17.716602	27.28%	0
2016	13.933285	13.918919	-0.10%	0
2015	13.780721	13.933285	1.11%	0
2014	12.765691	13.780721	7.95%	0
2013	9.692208	12.765691	31.71%	22
2012	8.522037	9.692208	13.73%	22
2011	8.978726	8.522037	-5.09%	22
2010	7.951875	8.978726	12.91%	22
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.730814	12.479242	16.29%	0
2018	11.535297	10.730814	-6.97%	0
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.042772	14.359610	19.24%	0
2018	12.647230	12.042772	-4.78%	0
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
1051

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	26.941038	36.241182	34.52%	0
2018	27.920137	26.941038	-3.51%	0
2017	22.433478	27.920137	24.46%	0
2016	22.144035	22.433478	1.31%	0
2015	21.555898	22.144035	2.73%	0
2014	20.268477	21.555898	6.35%	0
2013	15.167716	20.268477	33.63%	0
2012	13.074566	15.167716	16.01%	0
2011	13.680470	13.074566	-4.43%	0
2010	12.863233	13.680470	6.35%	291
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.374932	27.766808	24.10%	0
2018	25.253871	22.374932	-11.40%	0
2017	23.771164	25.253871	6.24%	0
2016	20.190147	23.771164	17.74%	0
2015	21.577510	20.190147	-6.43%	0
2014	19.514139	21.577510	10.57%	127
2013	15.135135	19.514139	28.93%	129
2012	13.504241	15.135135	12.08%	137
2011	13.725695	13.504241	-1.61%	136
2010	12.375183	13.725695	10.91%	134
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.883828	34.248185	22.82%	112
2018	32.194634	27.883828	-13.39%	106
2017	28.445013	32.194634	13.18%	107
2016	24.189825	28.445013	17.59%	107
2015	25.390115	24.189825	-4.73%	108
2014	23.738314	25.390115	6.96%	0
2013	18.252366	23.738314	30.06%	0
2012	15.895943	18.252366	14.82%	0
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	417
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.322814	9.481930	13.93%	0
2018	10.279821	8.322814	-19.04%	0
2017	8.554561	10.279821	20.17%	0
2016	8.316372	8.554561	2.86%	0
2015	8.966923	8.316372	-7.26%	0
2014*	10.000000	8.966923	-10.33%	0
1052

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.358805	20.052847	22.58%	0
2018	18.930761	16.358805	-13.59%	0
2017	16.907254	18.930761	11.97%	0
2016	14.864879	16.907254	13.74%	0
2015	15.701915	14.864879	-5.33%	0
2014	14.534572	15.701915	8.03%	0
2013	10.978345	14.534572	32.39%	21
2012	9.533651	10.978345	15.15%	21
2011	10.356508	9.533651	-7.95%	21
2010*	10.000000	10.356508	3.57%	21
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.292949	16.255169	22.28%	0
2018	15.419238	13.292949	-13.79%	0
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.855938	20.405767	21.06%	0
2018	19.858782	16.855938	-15.12%	0
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	41
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	10.234107	13.576512	32.66%	0
2018	11.374240	10.234107	-10.02%	0
2017	9.313748	11.374240	22.12%	0
2016	8.796952	9.313748	5.87%	0
2015	8.931924	8.796952	-1.51%	0
2014	8.887660	8.931924	0.50%	0
2013	6.301248	8.887660	41.05%	0
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
1053

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	28.176850	32.776265	16.32%	0
2018	34.714772	28.176850	-18.83%	0
2017	32.560442	34.714772	6.62%	0
2016	26.448778	32.560442	23.11%	0
2015	28.791684	26.448778	-8.14%	0
2014	27.521796	28.791684	4.61%	0
2013	20.053215	27.521796	37.24%	0
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	17
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	21.462686	26.360762	22.82%	0
2018	25.135445	21.462686	-14.61%	0
2017	22.656471	25.135445	10.94%	0
2016	18.868346	22.656471	20.08%	0
2015	19.623615	18.868346	-3.85%	0
2014	19.913044	19.623615	-1.45%	0
2013	14.457113	19.913044	37.74%	0
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	458
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	16.009962	19.719902	23.17%	0
2018	17.387516	16.009962	-7.92%	0
2017	14.994693	17.387516	15.96%	0
2016	13.930248	14.994693	7.64%	0
2015	14.297208	13.930248	-2.57%	0
2014	13.224168	14.297208	8.11%	0
2013	9.749030	13.224168	35.65%	0
2012	8.945341	9.749030	8.98%	0
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.843862	16.409613	27.76%	188
2018	13.677771	12.843862	-6.10%	188
2017	13.138042	13.677771	4.11%	188
2016	12.519496	13.138042	4.94%	188
2015	13.532714	12.519496	-7.49%	188
2014	10.741354	13.532714	25.99%	188
2013	10.663875	10.741354	0.73%	188
2012	9.422383	10.663875	13.18%	188
2011	9.050421	9.422383	4.11%	188
2010	7.111931	9.050421	27.26%	295
1054

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.210306	19.453429	27.90%	0
2018	16.359730	15.210306	-7.03%	0
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.443220	9.608037	1.75%	0
2018	9.583177	9.443220	-1.46%	0
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	0
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.561884	16.565685	22.15%	0
2018	15.651360	13.561884	-13.35%	0
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	15.973324	21.430823	34.17%	0
2018	17.545279	15.973324	-8.96%	0
2017	14.050529	17.545279	24.87%	0
2016	13.500181	14.050529	4.08%	0
2015	13.836579	13.500181	-2.43%	0
2014	13.606104	13.836579	1.69%	198
2013	10.017701	13.606104	35.82%	197
2012	8.919474	10.017701	12.31%	197
2011	9.527355	8.919474	-6.38%	199
2010	7.685308	9.527355	23.97%	206
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.831914	14.027391	29.50%	0
2018	11.860591	10.831914	-8.67%	0
2017	9.740240	11.860591	21.77%	0
2016	9.565724	9.740240	1.82%	0
2015*	10.000000	9.565724	-4.34%	0
1055

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.947643	9.068778	1.35%	0
2018	9.062237	8.947643	-1.26%	0
2017	9.188367	9.062237	-1.37%	0
2016	9.286055	9.188367	-1.05%	0
2015	9.482390	9.286055	-2.07%	0
2014	9.641839	9.482390	-1.65%	0
2013	9.803310	9.641839	-1.65%	0
2012	9.588009	9.803310	2.25%	0
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	20.792429	25.585713	23.05%	0
2018	22.565955	20.792429	-7.86%	0
2017	19.491556	22.565955	15.77%	0
2016	18.149068	19.491556	7.40%	0
2015	18.653314	18.149068	-2.70%	0
2014	17.287846	18.653314	7.90%	0
2013	12.852555	17.287846	34.51%	0
2012	11.848214	12.852555	8.48%	0
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.179261	11.118764	9.23%	0
2018	11.014884	10.179261	-7.59%	0
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.162655	11.389571	12.07%	0
2018	10.925061	10.162655	-6.98%	0
2017	10.180189	10.925061	7.32%	0
2016	9.198460	10.180189	10.67%	0
2015	9.638157	9.198460	-4.56%	0
2014*	10.000000	9.638157	-3.62%	0
1056

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.441881	10.913021	4.51%	0
2018	11.137239	10.441881	-6.24%	0
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.314829	10.478370	1.59%	0
2018	10.528608	10.314829	-2.03%	0
2017	10.637089	10.528608	-1.02%	0
2016	10.741077	10.637089	-0.97%	0
2015	10.965417	10.741077	-2.05%	0
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	11.898982	12.612368	6.00%	0
2018	12.449911	11.898982	-4.43%	0
2017	12.285781	12.449911	1.34%	0
2016	11.948061	12.285781	2.83%	0
2015	12.562862	11.948061	-4.89%	0
2014	12.466645	12.562862	0.77%	0
2013	14.048497	12.466645	-11.26%	0
2012	13.215746	14.048497	6.30%	0
2011	12.106427	13.215746	9.16%	0
2010	11.455850	12.106427	5.68%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.963306	10.001722	0.39%	0
2018	10.050483	9.963306	-0.87%	0
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
1057

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.779119	14.594432	5.92%	0
2018	14.173977	13.779119	-2.79%	0
2017	13.819209	14.173977	2.57%	0
2016	13.766686	13.819209	0.38%	0
2015	14.022485	13.766686	-1.82%	0
2014	13.757682	14.022485	1.92%	0
2013	14.355083	13.757682	-4.16%	0
2012	13.399963	14.355083	7.13%	0
2011	13.230619	13.399963	1.28%	0
2010	12.519410	13.230619	5.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.151218	10.741188	5.81%	0
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2019	9.558747	11.693936	22.34%	0
2018	12.091246	9.558747	-20.94%	0
2017	9.771384	12.091246	23.74%	0
2016*	10.000000	9.771384	-2.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2019	10.702652	13.093344	22.34%	0
2018	13.538215	10.702652	-20.94%	0
2017	10.940733	13.538215	23.74%	0
2016	11.473383	10.940733	-4.64%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.161517	13.043487	16.86%	0
2018	12.555710	11.161517	-11.10%	0
2017	12.210783	12.555710	2.82%	0
2016	10.434213	12.210783	17.03%	0
2015	12.193603	10.434213	-14.43%	0
2014	12.937296	12.193603	-5.75%	0
2013	10.939219	12.937296	18.27%	0
2012	10.400677	10.939219	5.18%	0
2011	12.104537	10.400677	-14.08%	0
2010	9.528131	12.104537	27.04%	0
1058

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.161184	40.438149	25.74%	0
2018	32.626185	32.161184	-1.43%	0
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	17.846913	22.783026	27.66%	112
2018	23.865572	17.846913	-25.22%	110
2017	16.163703	23.865572	47.65%	106
2016	16.517771	16.163703	-2.14%	111
2015	19.647414	16.517771	-15.93%	101
2014	20.183542	19.647414	-2.66%	0
2013	18.432443	20.183542	9.50%	0
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.963908	5.412462	9.04%	0
2018	7.095709	4.963908	-30.04%	0
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	17.586075	19.230750	9.35%	0
2018	25.087737	17.586075	-29.90%	0
2017	26.106835	25.087737	-3.90%	0
2016	18.583215	26.106835	40.49%	0
2015	28.566485	18.583215	-34.95%	0
2014	36.126471	28.566485	-20.93%	0
2013	33.435924	36.126471	8.05%	0
2012	33.087192	33.435924	1.05%	0
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
1059

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	15.775326	19.797604	25.50%	0
2018	18.617202	15.775326	-15.26%	0
2017	15.060034	18.617202	23.62%	0
2016	14.828086	15.060034	1.56%	0
2015	15.656993	14.828086	-5.29%	0
2014	14.534884	15.656993	7.72%	0
2013	11.102402	14.534884	30.92%	0
2012	9.768343	11.102402	13.66%	0
2011	10.725000	9.768343	-8.92%	0
2010	9.766132	10.725000	9.82%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.724947	7.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.185952	33.172412	22.02%	0
2018	27.456044	27.185952	-0.98%	0
2017	22.315613	27.456044	23.04%	0
2016	21.186568	22.315613	5.33%	0
2015	22.317651	21.186568	-5.07%	0
2014	23.268417	22.317651	-4.09%	0
2013	15.844694	23.268417	46.85%	0
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
1060

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	24.876508	29.141531	17.14%	0
2018	30.064209	24.876508	-17.26%	0
2017	27.266130	30.064209	10.26%	0
2016	22.362012	27.266130	21.93%	0
2015	24.270531	22.362012	-7.86%	0
2014	22.802040	24.270531	6.44%	0
2013	16.956785	22.802040	34.47%	0
2012	14.650981	16.956785	15.74%	0
2011	16.410210	14.650981	-10.72%	0
2010	13.268191	16.410210	23.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.370695	12.098178	6.40%	0
2018	11.977489	11.370695	-5.07%	0
2017	11.824514	11.977489	1.29%	0
2016	11.593462	11.824514	1.99%	0
2015	12.166721	11.593462	-4.71%	0
2014	12.055347	12.166721	0.92%	0
2013	13.482428	12.055347	-10.58%	0
2012	12.851411	13.482428	4.91%	0
2011	11.770589	12.851411	9.18%	0
2010	11.460924	11.770589	2.70%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	14.965509	18.123084	21.10%	0
2018	16.449583	14.965509	-9.02%	0
2017	13.973015	16.449583	17.72%	0
2016	12.601788	13.973015	10.88%	0
2015	13.666637	12.601788	-7.79%	0
2014	12.433690	13.666637	9.92%	0
2013	9.369795	12.433690	32.70%	0
2012	8.358460	9.369795	12.10%	0
2011	8.296610	8.358460	0.75%	0
2010	7.439344	8.296610	11.52%	0
1061

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	8.190440	10.276357	25.47%	0
2018	9.889806	8.190440	-17.18%	0
2017	7.714407	9.889806	28.20%	0
2016	8.354927	7.714407	-7.67%	0
2015	8.487283	8.354927	-1.56%	0
2014	9.193403	8.487283	-7.68%	0
2013	7.686992	9.193403	19.60%	0
2012	6.494075	7.686992	18.37%	0
2011	7.556789	6.494075	-14.06%	0
2010	6.826976	7.556789	10.69%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	19.626088	24.764297	26.18%	0
2018	23.049510	19.626088	-14.85%	0
2017	21.120574	23.049510	9.13%	0
2016	17.594929	21.120574	20.04%	0
2015	18.270965	17.594929	-3.70%	0
2014	16.062983	18.270965	13.75%	0
2013	12.635644	16.062983	27.12%	0
2012	11.118386	12.635644	13.65%	0
2011	11.459078	11.118386	-2.97%	0
2010	9.835020	11.459078	16.51%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	26.091743	32.383300	24.11%	0
2018	29.399919	26.091743	-11.25%	0
2017	27.669547	29.399919	6.25%	0
2016	23.505112	27.669547	17.72%	0
2015	25.030813	23.505112	-6.10%	0
2014	22.656509	25.030813	10.48%	0
2013	17.604314	22.656509	28.70%	0
2012	15.727333	17.604314	11.93%	0
2011	15.935162	15.727333	-1.30%	0
2010	14.379810	15.935162	10.82%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
1062

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.324305	14.102158	24.53%	0
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.246150	16.389824	15.05%	0
2018	15.779377	14.246150	-9.72%	0
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	25.059856	29.922014	19.40%	0
2018	28.182929	25.059856	-11.08%	0
2017	25.661549	28.182929	9.83%	0
2016	20.889534	25.661549	22.84%	0
2015	21.891330	20.889534	-4.58%	0
2014	21.315051	21.891330	2.70%	0
2013	15.504044	21.315051	37.48%	0
2012	13.711430	15.504044	13.07%	0
2011	13.955039	13.711430	-1.75%	0
2010	11.351495	13.955039	22.94%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	15.455415	19.726581	27.64%	0
2018	16.590416	15.455415	-6.84%	0
2017	13.970523	16.590416	18.75%	0
2016	12.799957	13.970523	9.15%	0
2015	12.957831	12.799957	-1.22%	0
2014	11.693117	12.957831	10.82%	0
2013	9.064940	11.693117	28.99%	0
2012	8.017106	9.064940	13.07%	0
2011	8.054214	8.017106	-0.46%	0
2010	7.178498	8.054214	12.20%	0
1063

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	10.627281	13.950352	31.27%	0
2018	11.379870	10.627281	-6.61%	0
2017	10.098461	11.379870	12.69%	0
2016	9.364129	10.098461	7.84%	0
2015	9.900904	9.364129	-5.42%	0
2014	8.932328	9.900904	10.84%	0
2013	6.805273	8.932328	31.26%	0
2012	6.220906	6.805273	9.39%	0
2011	6.310182	6.220906	-1.41%	0
2010	5.625186	6.310182	12.18%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.727034	20.866245	32.68%	0
2018	17.283791	15.727034	-9.01%	0
2017	13.892224	17.283791	24.41%	0
2016	13.176835	13.892224	5.43%	0
2015	13.828409	13.176835	-4.71%	0
2014	13.094388	13.828409	5.61%	0
2013	11.066997	13.094388	18.32%	0
2012	10.258165	11.066997	7.88%	0
2011	9.631124	10.258165	6.51%	0
2010	8.548283	9.631124	12.67%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.492018	18.432050	18.98%	0
2018	19.597795	15.492018	-20.95%	0
2017	16.087323	19.597795	21.82%	0
2016	14.064028	16.087323	14.39%	0
2015	14.730547	14.064028	-4.52%	0
2014	14.840790	14.730547	-0.74%	0
2013	10.225507	14.840790	45.14%	0
2012	8.681537	10.225507	17.78%	0
2011	10.313663	8.681537	-15.82%	0
2010	8.048956	10.313663	28.14%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.002777	16.225191	24.78%	0
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
1064

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.999402	10.460968	4.62%	0
2018	10.244911	9.999402	-2.40%	0
2017	10.136475	10.244911	1.07%	0
2016	9.522565	10.136475	6.45%	0
2015	9.844413	9.522565	-3.27%	0
2014*	10.000000	9.844413	-1.56%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.546576	16.623436	6.93%	0
2018	16.009529	15.546576	-2.89%	0
2017	15.749772	16.009529	1.65%	0
2016	15.525780	15.749772	1.44%	0
2015	15.930084	15.525780	-2.54%	0
2014	15.709222	15.930084	1.41%	0
2013	15.914340	15.709222	-1.29%	0
2012	14.846531	15.914340	7.19%	0
2011	14.857440	14.846531	-0.07%	0
2010	14.015205	14.857440	6.01%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.482321	15.279725	13.33%	0
2018	14.392253	13.482321	-6.32%	0
2017	13.036445	14.392253	10.40%	0
2016	12.673626	13.036445	2.86%	0
2015	13.012592	12.673626	-2.60%	0
2014	12.763777	13.012592	1.95%	0
2013	11.521203	12.763777	10.79%	0
2012	10.559181	11.521203	9.11%	0
2011	10.838012	10.559181	-2.57%	0
2010	9.839713	10.838012	10.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.592361	15.936931	17.25%	0
2018	14.798760	13.592361	-8.15%	0
2017	13.004166	14.798760	13.80%	0
2016	12.551044	13.004166	3.61%	0
2015	12.893787	12.551044	-2.66%	0
2014	12.609211	12.893787	2.26%	0
2013	11.130167	12.609211	13.29%	0
2012	10.065371	11.130167	10.58%	0
2011	10.419000	10.065371	-3.39%	0
2010	9.311960	10.419000	11.89%	0
1065

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	14.074099	17.101997	21.51%	0
2018	15.640573	14.074099	-10.02%	0
2017	13.249376	15.640573	18.05%	0
2016	12.730363	13.249376	4.08%	0
2015	13.074010	12.730363	-2.63%	0
2014	12.761422	13.074010	2.45%	0
2013	10.750658	12.761422	18.70%	0
2012	9.529008	10.750658	12.82%	0
2011	10.023131	9.529008	-4.93%	0
2010	8.843904	10.023131	13.33%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	20.205802	25.949595	28.43%	0
2018	22.119228	20.205802	-8.65%	0
2017	18.592094	22.119228	18.97%	0
2016	17.633412	18.592094	5.44%	0
2015	17.948441	17.633412	-1.76%	0
2014	16.429533	17.948441	9.24%	0
2013	12.822473	16.429533	28.13%	0
2012	11.284668	12.822473	13.63%	0
2011	11.862623	11.284668	-4.87%	0
2010	10.367844	11.862623	14.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.490250	31.410258	28.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	6.843207	7.342677	7.30%	0
2018	9.311608	6.843207	-26.51%	0
2017	9.802237	9.311608	-5.01%	0
2016	7.514541	9.802237	30.44%	0
2015	9.705679	7.514541	-22.58%	0
2014	11.388267	9.705679	-14.77%	0
2013	9.389198	11.388267	21.29%	0
2012	9.176327	9.389198	2.32%	0
2011	9.907095	9.176327	-7.38%	0
2010	8.509886	9.907095	16.42%	0
1066

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.499158	21.768414	24.40%	0
2018	19.556391	17.499158	-10.52%	0
2017	17.743399	19.556391	10.22%	0
2016	15.402409	17.743399	15.20%	0
2015	16.437115	15.402409	-6.29%	0
2014	15.485124	16.437115	6.15%	0
2013	12.381238	15.485124	25.07%	0
2012	10.814569	12.381238	14.49%	0
2011	10.974398	10.814569	-1.46%	0
2010	9.759949	10.974398	12.44%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.579514	24.165319	37.46%	0
2018	16.018141	17.579514	9.75%	0
2017	12.197794	16.018141	31.32%	0
2016	12.453393	12.197794	-2.05%	0
2015	12.084182	12.453393	3.06%	0
2014	11.033266	12.084182	9.52%	0
2013	8.196409	11.033266	34.61%	0
2012	7.022913	8.196409	16.71%	0
2011	7.034502	7.022913	-0.16%	0
2010	5.822621	7.034502	20.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	13.418681	17.591761	31.10%	0
2018	13.774361	13.418681	-2.58%	0
2017	10.442377	13.774361	31.91%	0
2016	10.611799	10.442377	-1.60%	0
2015	10.146043	10.611799	4.59%	0
2014	9.339915	10.146043	8.63%	0
2013	7.018649	9.339915	33.07%	0
2012	6.271948	7.018649	11.91%	0
2011	6.410236	6.271948	-2.16%	0
2010	5.288698	6.410236	21.21%	0
1067

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.292607	14.924615	12.28%	0
2018	14.115525	13.292607	-5.83%	0
2017	13.492780	14.115525	4.62%	0
2016	12.074118	13.492780	11.75%	0
2015	12.840685	12.074118	-5.97%	0
2014	13.003245	12.840685	-1.25%	0
2013	12.570945	13.003245	3.44%	0
2012	11.267975	12.570945	11.56%	0
2011	11.096918	11.267975	1.54%	0
2010	9.981760	11.096918	11.17%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.509287	13.392578	7.06%	0
2018	12.886882	12.509287	-2.93%	0
2017	12.662844	12.886882	1.77%	0
2016	12.386844	12.662844	2.23%	0
2015	12.768586	12.386844	-2.99%	0
2014	12.358079	12.768586	3.32%	0
2013	12.892654	12.358079	-4.15%	0
2012	12.477135	12.892654	3.33%	0
2011	11.911376	12.477135	4.75%	0
2010	11.322249	11.911376	5.20%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	15.699672	18.919905	20.51%	0
2018	18.827905	15.699672	-16.61%	0
2017	15.964475	18.827905	17.94%	0
2016	14.573950	15.964475	9.54%	0
2015	15.144235	14.573950	-3.77%	0
2014	14.596347	15.144235	3.75%	0
2013	10.980065	14.596347	32.93%	0
2012	9.794423	10.980065	12.11%	0
2011	11.227929	9.794423	-12.77%	0
2010	8.929050	11.227929	25.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	9.508576	11.860791	24.74%	0
2018	11.436065	9.508576	-16.85%	0
2017	8.996210	11.436065	27.12%	0
2016	9.704443	8.996210	-7.30%	0
2015	9.597930	9.704443	1.11%	0
2014	10.696917	9.597930	-10.27%	0
2013	8.397637	10.696917	27.38%	0
2012	7.130945	8.397637	17.76%	0
2011	8.817791	7.130945	-19.13%	0
2010	7.987401	8.817791	10.40%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.258225	11.121128	20.12%	0
2018	10.131478	9.258225	-8.62%	0
2017*	10.000000	10.131478	1.31%	0
1068

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	18.899675	24.797050	31.20%	0
2018	23.403410	18.899675	-19.24%	0
2017	20.092685	23.403410	16.48%	0
2016	18.783936	20.092685	6.97%	0
2015	19.832037	18.783936	-5.28%	0
2014	19.025673	19.832037	4.24%	0
2013	14.928356	19.025673	27.45%	0
2012	12.022353	14.928356	24.17%	0
2011	13.499394	12.022353	-10.94%	0
2010	10.926344	13.499394	23.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.577058	13.557064	17.10%	0
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.243347	16.150510	13.39%	0
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	14.991718	18.506139	23.44%	0
2018	17.615042	14.991718	-14.89%	0
2017	16.293005	17.615042	8.11%	0
2016	12.808710	16.293005	27.20%	0
2015	14.156030	12.808710	-9.52%	0
2014	14.407099	14.156030	-1.74%	0
2013	10.823734	14.407099	33.11%	0
2012	9.358309	10.823734	15.66%	0
2011	9.952452	9.358309	-5.97%	0
2010	7.944411	9.952452	25.28%	0
1069

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.441885	11.687468	23.78%	0
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	13.719247	15.124408	10.24%	0
2018	16.575054	13.719247	-17.23%	0
2017	14.496674	16.575054	14.34%	0
2016	13.803170	14.496674	5.02%	0
2015	15.079538	13.803170	-8.46%	0
2014	17.320344	15.079538	-12.94%	0
2013	14.380901	17.320344	20.44%	0
2012	12.412022	14.380901	15.86%	0
2011	14.185495	12.412022	-12.50%	0
2010	13.360142	14.185495	6.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.747790	8.518002	9.94%	0
2018	9.379731	7.747790	-17.40%	0
2017	8.226593	9.379731	14.02%	0
2016	7.856045	8.226593	4.72%	0
2015	8.599409	7.856045	-8.64%	0
2014*	10.000000	8.599409	-14.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.259442	9.228575	-0.33%	0
2018	9.298477	9.259442	-0.42%	0
2017	9.336959	9.298477	-0.41%	0
2016	9.283356	9.336959	0.58%	0
2015	9.929405	9.283356	-6.51%	0
2014*	10.000000	9.929405	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
1070

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.555692	13.706110	18.61%	0
2018	12.881653	11.555692	-10.29%	0
2017	11.458569	12.881653	12.42%	0
2016	10.625062	11.458569	7.84%	0
2015	10.948153	10.625062	-2.95%	0
2014	10.671849	10.948153	2.59%	0
2013	9.157026	10.671849	16.54%	0
2012	8.040694	9.157026	13.88%	0
2011	9.774736	8.040694	-17.74%	0
2010	8.647855	9.774736	13.03%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.337818	19.885669	29.65%	0
2018	16.901466	15.337818	-9.25%	0
2017	13.875156	16.901466	21.81%	0
2016	13.069910	13.875156	6.16%	0
2015	13.388261	13.069910	-2.38%	0
2014	12.121615	13.388261	10.45%	0
2013	9.505682	12.121615	27.52%	0
2012	8.403030	9.505682	13.12%	0
2011	8.989405	8.403030	-6.52%	0
2010	7.409598	8.989405	21.32%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.406158	16.905255	17.35%	0
2018	15.643301	14.406158	-7.91%	0
2017	13.996677	15.643301	11.76%	0
2016	13.262270	13.996677	5.54%	0
2015	13.559964	13.262270	-2.20%	0
2014	13.006382	13.559964	4.26%	0
2013	11.643893	13.006382	11.70%	0
2012	10.520752	11.643893	10.68%	0
2011	10.697938	10.520752	-1.66%	0
2010	9.903609	10.697938	8.02%	0
1071

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	15.989178	19.329916	20.89%	0
2018	18.313663	15.989178	-12.69%	0
2017	16.330597	18.313663	12.14%	0
2016	13.620100	16.330597	19.90%	0
2015	14.628416	13.620100	-6.89%	0
2014	13.913789	14.628416	5.14%	0
2013	10.690569	13.913789	30.15%	0
2012	9.474015	10.690569	12.84%	0
2011	10.137237	9.474015	-6.54%	0
2010	8.897383	10.137237	13.94%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.480288	17.986750	9.14%	0
2018	17.595697	16.480288	-6.34%	0
2017	16.952012	17.595697	3.80%	0
2016	14.763527	16.952012	14.82%	0
2015	15.732989	14.763527	-6.16%	0
2014	15.708506	15.732989	0.16%	0
2013	14.972898	15.708506	4.91%	0
2012	13.342508	14.972898	12.22%	0
2011	13.660877	13.342508	-2.33%	0
2010	12.113086	13.660877	12.78%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.222953	20.626026	19.76%	0
2018	20.187650	17.222953	-14.69%	0
2017	19.924691	20.187650	1.32%	0
2016	16.106877	19.924691	23.70%	0
2015	17.654576	16.106877	-8.77%	0
2014	18.323397	17.654576	-3.65%	0
2013	13.710018	18.323397	33.65%	0
2012	11.742738	13.710018	16.75%	0
2011	12.599305	11.742738	-6.80%	0
2010	10.580211	12.599305	19.08%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	17.026879	21.077094	23.79%	0
2018	20.028854	17.026879	-14.99%	0
2017	18.027598	20.028854	11.10%	0
2016	14.556275	18.027598	23.85%	0
2015	15.985034	14.556275	-8.94%	0
2014	16.213352	15.985034	-1.41%	0
2013	12.447035	16.213352	30.26%	0
2012	10.878445	12.447035	14.42%	0
2011	12.036166	10.878445	-9.62%	0
2010	10.457909	12.036166	15.09%	0
1072

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	15.776140	19.371594	22.79%	0
2018	18.005262	15.776140	-12.38%	0
2017	15.057758	18.005262	19.57%	0
2016	13.583517	15.057758	10.85%	0
2015	14.085669	13.583517	-3.56%	0
2014	13.251022	14.085669	6.30%	0
2013	9.595996	13.251022	38.09%	0
2012	8.805020	9.595996	8.98%	0
2011	9.191992	8.805020	-4.21%	0
2010	7.231613	9.191992	27.11%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	16.826199	22.015772	30.84%	0
2018	17.874256	16.826199	-5.86%	0
2017	14.060467	17.874256	27.12%	0
2016	13.236188	14.060467	6.23%	0
2015	12.842654	13.236188	3.06%	0
2014	11.406868	12.842654	12.59%	0
2013	9.101846	11.406868	25.32%	0
2012	8.414979	9.101846	8.16%	0
2011	9.001693	8.414979	-6.52%	0
2010	7.898497	9.001693	13.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.717407	22.336357	33.61%	0
2018	17.756884	16.717407	-5.85%	0
2017	14.271444	17.756884	24.42%	0
2016	14.282564	14.271444	-0.08%	0
2015	13.921784	14.282564	2.59%	0
2014	13.140518	13.921784	5.95%	0
2013	9.597531	13.140518	36.92%	0
2012*	10.000000	9.597531	-4.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.365179	24.478836	33.29%	0
2018	19.561099	18.365179	-6.11%	0
2017	15.760459	19.561099	24.12%	0
2016	15.811534	15.760459	-0.32%	0
2015	15.449891	15.811534	2.34%	0
2014	14.619403	15.449891	5.68%	0
2013	10.703764	14.619403	36.58%	0
2012	9.661898	10.703764	10.78%	0
1073

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	16.925009	21.325285	26.00%	0
2018	19.122512	16.925009	-11.49%	0
2017	17.292960	19.122512	10.58%	0
2016	16.051401	17.292960	7.73%	0
2015	17.435379	16.051401	-7.94%	0
2014	16.501598	17.435379	5.66%	0
2013	13.067695	16.501598	26.28%	0
2012	11.745519	13.067695	11.26%	0
2011	12.029063	11.745519	-2.36%	0
2010	11.238209	12.029063	7.04%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.374727	15.728370	17.60%	0
2018	15.129431	13.374727	-11.60%	0
2017	13.946095	15.129431	8.49%	0
2016	12.398225	13.946095	12.48%	0
2015	12.988060	12.398225	-4.54%	0
2014	12.192299	12.988060	6.53%	0
2013	9.968753	12.192299	22.31%	0
2012	9.064069	9.968753	9.98%	0
2011*	10.000000	9.064069	-9.36%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.655603	14.006680	20.17%	0
2018	12.713722	11.655603	-8.32%	0
2017	11.510141	12.713722	10.46%	0
2016	11.544787	11.510141	-0.30%	0
2015	11.994163	11.544787	-3.75%	0
2014	10.710519	11.994163	11.98%	0
2013	10.673105	10.710519	0.35%	0
2012	8.527049	10.673105	25.17%	0
2011	9.335039	8.527049	-8.66%	0
2010	8.130617	9.335039	14.81%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.445384	25.173445	29.46%	0
2018	19.727404	19.445384	-1.43%	0
2017	17.431593	19.727404	13.17%	0
2016	20.150394	17.431593	-13.49%	0
2015	19.992473	20.150394	0.79%	0
2014	17.099641	19.992473	16.92%	0
2013	12.453150	17.099641	37.31%	0
2012	10.543488	12.453150	18.11%	0
2011	10.381153	10.543488	1.56%	0
2010	10.091295	10.381153	2.87%	0
1074

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	18.524389	23.269612	25.62%	0
2018	22.303354	18.524389	-16.94%	0
2017	18.557934	22.303354	20.18%	0
2016	19.079787	18.557934	-2.74%	0
2015	19.997700	19.079787	-4.59%	0
2014	20.400935	19.997700	-1.98%	0
2013	17.545102	20.400935	16.28%	0
2012	15.544594	17.545102	12.87%	0
2011	17.060038	15.544594	-8.88%	0
2010	15.471196	17.060038	10.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.638288	15.439143	22.16%	0
2018	14.635239	12.638288	-13.64%	0
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	13.065880	17.386000	33.06%	0
2018	14.188162	13.065880	-7.91%	0
2017	11.448933	14.188162	23.93%	0
2016	11.981590	11.448933	-4.45%	0
2015	11.843971	11.981590	1.16%	0
2014	10.504199	11.843971	12.75%	0
2013	8.286885	10.504199	26.76%	0
2012	7.432952	8.286885	11.49%	0
2011	7.696004	7.432952	-3.42%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	8.844372	12.042354	36.16%	0
2018	9.640235	8.844372	-8.26%	0
2017	7.660763	9.640235	25.84%	0
2016	7.661766	7.660763	-0.01%	0
2015	7.356176	7.661766	4.15%	0
2014	7.117668	7.356176	3.35%	0
2013	5.357330	7.117668	32.86%	0
2012	4.709213	5.357330	13.76%	0
2011	4.767600	4.709213	-1.22%	0
2010	3.828277	4.767600	24.54%	0
1075

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	17.986927	23.159416	28.76%	0
2018	21.208309	17.986927	-15.19%	0
2017	15.882496	21.208309	33.53%	0
2016	16.242077	15.882496	-2.21%	0
2015	15.993678	16.242077	1.55%	0
2014	16.003384	15.993678	-0.06%	0
2013	12.866480	16.003384	24.38%	0
2012	10.860534	12.866480	18.47%	0
2011	12.120647	10.860534	-10.40%	0
2010	10.697812	12.120647	13.30%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.578464	10.369197	8.26%	0
2018	10.256263	9.578464	-6.61%	0
2017	9.877464	10.256263	3.83%	0
2016	9.489404	9.877464	4.09%	0
2015	9.937460	9.489404	-4.51%	0
2014	9.890652	9.937460	0.47%	0
2013	10.136927	9.890652	-2.43%	0
2012*	10.000000	10.136927	1.37%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.341481	10.427651	25.01%	0
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	14.726101	19.003146	29.04%	0
2018	16.365461	14.726101	-10.02%	0
2017	14.326887	16.365461	14.23%	0
2016	13.137031	14.326887	9.06%	0
2015	13.013176	13.137031	0.95%	0
2014	12.031711	13.013176	8.16%	0
2013	9.345415	12.031711	28.74%	0
2012	8.184959	9.345415	14.18%	0
2011	8.378450	8.184959	-2.31%	0
2010	7.385828	8.378450	13.44%	0
1076

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.189523	20.004179	23.56%	0
2018	18.480911	16.189523	-12.40%	0
2017	16.569081	18.480911	11.54%	0
2016	14.364693	16.569081	15.35%	0
2015	15.624658	14.364693	-8.06%	0
2014	14.287473	15.624658	9.36%	0
2013	10.370127	14.287473	37.78%	0
2012	8.996574	10.370127	15.27%	0
2011	9.416293	8.996574	-4.46%	0
2010	7.809771	9.416293	20.57%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.329697	26.567332	18.98%	0
2018	24.173240	22.329697	-7.63%	0
2017	20.918166	24.173240	15.56%	0
2016	21.973610	20.918166	-4.80%	0
2015	24.539269	21.973610	-10.46%	0
2014	26.513134	24.539269	-7.44%	0
2013	21.686724	26.513134	22.26%	0
2012	18.626541	21.686724	16.43%	0
2011	20.544708	18.626541	-9.34%	0
2010	19.349376	20.544708	6.18%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	22.780032	24.747241	8.64%	0
2018	23.823126	22.780032	-4.38%	0
2017	22.855866	23.823126	4.23%	0
2016	20.133347	22.855866	13.52%	0
2015	22.041178	20.133347	-8.66%	0
2014	22.138351	22.041178	-0.44%	0
2013	20.506359	22.138351	7.96%	0
2012	17.692170	20.506359	15.91%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.142364	33.884095	34.77%	0
2018	25.752725	25.142364	-2.37%	0
2017	20.770551	25.752725	23.99%	0
2016	20.033038	20.770551	3.68%	0
2015	21.762640	20.033038	-7.95%	0
2014	20.649948	21.762640	5.39%	0
2013	16.266104	20.649948	26.95%	0
2012	14.661786	16.266104	10.94%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
1077

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	17.730558	23.706642	33.70%	0
2018	17.843691	17.730558	-0.63%	0
2017	14.048385	17.843691	27.02%	0
2016	14.104224	14.048385	-0.40%	0
2015	12.896714	14.104224	9.36%	0
2014	12.169800	12.896714	5.97%	0
2013	9.516799	12.169800	27.88%	0
2012	7.864864	9.516799	21.00%	0
2011	8.650136	7.864864	-9.08%	0
2010	8.314896	8.650136	4.03%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.383746	14.691961	41.49%	0
2018	10.533869	10.383746	-1.43%	0
2017	7.439544	10.533869	41.59%	0
2016	6.687785	7.439544	11.24%	0
2015	6.541338	6.687785	2.24%	0
2014	6.122957	6.541338	6.83%	0
2013	4.628831	6.122957	32.28%	0
2012	3.976562	4.628831	16.40%	0
2011	4.455773	3.976562	-10.75%	0
2010	3.666144	4.455773	21.54%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.302067	11.515296	23.79%	0
2018	11.220881	9.302067	-17.10%	0
2017	8.779608	11.220881	27.81%	0
2016	9.631829	8.779608	-8.85%	0
2015	10.810539	9.631829	-10.90%	0
2014	12.588589	10.810539	-14.12%	0
2013	11.274670	12.588589	11.65%	0
2012	10.196759	11.274670	10.57%	0
2011	15.424725	10.196759	-33.89%	0
2010	12.628146	15.424725	22.15%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	23.387664	28.964722	23.85%	0
2018	27.155818	23.387664	-13.88%	0
2017	24.430372	27.155818	11.16%	0
2016	21.800207	24.430372	12.06%	0
2015	22.922130	21.800207	-4.89%	0
2014	20.382469	22.922130	12.46%	0
2013	15.768600	20.382469	29.26%	0
2012	13.408441	15.768600	17.60%	0
2011	13.433169	13.408441	-0.18%	0
2010	11.137005	13.433169	20.62%	0
1078

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.599030	9.925406	15.42%	0
2018	10.808466	8.599030	-20.44%	0
2017	8.653949	10.808466	24.90%	0
2016	7.333182	8.653949	18.01%	0
2015	9.389088	7.333182	-21.90%	0
2014*	10.000000	9.389088	-6.11%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	22.018758	30.391760	38.03%	0
2018	22.934072	22.018758	-3.99%	0
2017	18.579790	22.934072	23.44%	0
2016	17.478099	18.579790	6.30%	0
2015	18.281920	17.478099	-4.40%	0
2014	20.228494	18.281920	-9.62%	0
2013	14.661221	20.228494	37.97%	0
2012	12.413102	14.661221	18.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	21.092028	26.687257	26.53%	0
2018	24.086113	21.092028	-12.43%	0
2017	21.006967	24.086113	14.66%	0
2016	18.896856	21.006967	11.17%	0
2015	19.524096	18.896856	-3.21%	0
2014	18.133635	19.524096	7.67%	0
2013	13.687923	18.133635	32.48%	0
2012	12.090614	13.687923	13.21%	0
2011	12.432655	12.090614	-2.75%	0
2010	11.441789	12.432655	8.66%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.784317	7.84%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.468073	20.216804	22.76%	0
2018	18.674035	16.468073	-11.81%	0
2017	15.070421	18.674035	23.91%	0
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
1079

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	12.032711	13.035065	8.33%	0
2018	12.398301	12.032711	-2.95%	0
2017	11.943679	12.398301	3.81%	0
2016	11.520053	11.943679	3.68%	0
2015	11.868546	11.520053	-2.94%	0
2014	11.263185	11.868546	5.37%	0
2013	11.565013	11.263185	-2.61%	0
2012	10.816791	11.565013	6.92%	0
2011	10.478901	10.816791	3.22%	0
2010	10.010313	10.478901	4.68%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	25.885697	28.894806	11.62%	0
2018	28.476382	25.885697	-9.10%	0
2017	26.565290	28.476382	7.19%	0
2016	24.593136	26.565290	8.02%	0
2015	25.456208	24.593136	-3.39%	0
2014	25.314454	25.456208	0.56%	0
2013	28.395098	25.314454	-10.85%	0
2012	24.639505	28.395098	15.24%	0
2011	23.560961	24.639505	4.58%	0
2010	21.974033	23.560961	7.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.318410	16.475048	15.06%	0
2018	15.677107	14.318410	-8.67%	0
2017	13.818966	15.677107	13.45%	0
2016	13.396292	13.818966	3.16%	0
2015	14.648569	13.396292	-8.55%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.509397	20.001031	21.15%	0
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
1080

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.831735	17.502191	18.01%	0
2018	15.978508	14.831735	-7.18%	0
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	0
2014	13.103534	13.441022	2.58%	0
2013	10.878792	13.103534	20.45%	0
2012	9.623060	10.878792	13.05%	0
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.277012	10.942636	6.48%	0
2018	10.634444	10.277012	-3.36%	0
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.401628	21.597615	31.68%	0
2018	18.536706	16.401628	-11.52%	0
2017	14.485800	18.536706	27.96%	0
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	0
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.253303	23.234613	27.29%	0
2018	18.808978	18.253303	-2.95%	0
2017	15.063180	18.808978	24.87%	0
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	0
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
1081

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.215533	18.681173	22.78%	0
2018	15.923753	15.215533	-4.45%	0
2017	13.366541	15.923753	19.13%	0
2016	12.314903	13.366541	8.54%	0
2015	12.469336	12.314903	-1.24%	0
2014	11.578662	12.469336	7.69%	0
2013	8.912717	11.578662	29.91%	0
2012	7.793253	8.912717	14.36%	0
2011	8.158742	7.793253	-4.48%	0
2010	7.524809	8.158742	8.42%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.520551	16.553928	6.66%	0
2018	16.269512	15.520551	-4.60%	0
2017	15.659916	16.269512	3.89%	0
2016	14.751953	15.659916	6.15%	0
2015	15.548679	14.751953	-5.12%	0
2014	15.319743	15.548679	1.49%	0
2013	15.858736	15.319743	-3.40%	0
2012	14.461462	15.858736	9.66%	0
2011	14.023011	14.461462	3.13%	0
2010	12.978882	14.023011	8.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	13.046160	16.227297	24.38%	0
2018	14.399983	13.046160	-9.40%	0
2017	12.490163	14.399983	15.29%	0
2016	10.843743	12.490163	15.18%	0
2015	11.845215	10.843743	-8.45%	0
2014	11.105861	11.845215	6.66%	0
2013	8.380382	11.105861	32.52%	0
2012	7.241081	8.380382	15.73%	0
2011	7.587644	7.241081	-4.57%	0
2010	6.708111	7.587644	13.11%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.370580	11.646342	12.30%	0
2018	11.598677	10.370580	-10.59%	0
2017	10.023219	11.598677	15.72%	0
2016*	10.000000	10.023219	0.23%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
1082

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	18.104096	20.295074	12.10%	0
2018	19.105677	18.104096	-5.24%	0
2017	18.316518	19.105677	4.31%	0
2016	16.421734	18.316518	11.54%	0
2015	17.258379	16.421734	-4.85%	0
2014	17.225362	17.258379	0.19%	0
2013	16.466308	17.225362	4.61%	0
2012	14.713118	16.466308	11.92%	0
2011	14.504876	14.713118	1.44%	0
2010	13.120302	14.504876	10.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.137426	18.940931	25.13%	0
2018	16.271344	15.137426	-6.97%	0
2017	13.338038	16.271344	21.99%	0
2016	12.016599	13.338038	11.00%	0
2015	12.433747	12.016599	-3.35%	0
2014	11.938582	12.433747	4.15%	0
2013	8.496356	11.938582	40.51%	0
2012	7.436868	8.496356	14.25%	0
2011	8.612296	7.436868	-13.65%	0
2010	7.624873	8.612296	12.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.371191	15.481415	25.14%	0
2018	13.331739	12.371191	-7.20%	0
2017	10.936658	13.331739	21.90%	0
2016*	10.000000	10.936658	9.37%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	15.994429	20.806762	30.09%	0
2018	19.598802	15.994429	-18.39%	0
2017	15.948314	19.598802	22.89%	0
2016	16.676593	15.948314	-4.37%	0
2015	17.153564	16.676593	-2.78%	0
2014	17.736261	17.153564	-3.29%	0
2013	14.958174	17.736261	18.57%	0
2012	13.208593	14.958174	13.25%	0
2011	14.908869	13.208593	-11.40%	0
2010	13.369448	14.908869	11.51%	0
1083

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.715523	21.117232	26.33%	0
2018	17.111845	16.715523	-2.32%	0
2017	14.531113	17.111845	17.76%	0
2016	13.351580	14.531113	8.83%	0
2015	13.539267	13.351580	-1.39%	0
2014	12.356906	13.539267	9.57%	0
2013	9.647199	12.356906	28.09%	0
2012	8.645873	9.647199	11.58%	0
2011	8.802445	8.645873	-1.78%	0
2010	7.941411	8.802445	10.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.445531	15.072742	21.11%	0
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.916914	13.526580	13.51%	0
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	0
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.400356	14.567353	17.48%	0
2018	13.821839	12.400356	-10.28%	0
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
1084

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.956588	11.846854	8.13%	0
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.552301	11.737788	11.23%	0
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.829167	12.211066	12.76%	0
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.209218	14.092793	15.43%	0
2018	13.451584	12.209218	-9.24%	0
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
1085

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.398861	14.806729	19.42%	0
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.687635	13.051926	11.67%	0
2018	12.562755	11.687635	-6.97%	0
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.853477	14.125891	9.90%	0
2018	15.606487	12.853477	-17.64%	0
2017	13.015772	15.606487	19.90%	0
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.629359	12.378029	6.44%	0
2018	11.954770	11.629359	-2.72%	0
2017	11.720099	11.954770	2.00%	0
2016	11.386492	11.720099	2.93%	0
2015	11.739107	11.386492	-3.00%	0
2014	11.437271	11.739107	2.64%	0
2013	11.934682	11.437271	-4.17%	0
2012	11.337265	11.934682	5.27%	0
2011	10.885513	11.337265	4.15%	0
2010	10.407342	10.885513	4.59%	0
1086

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.022334	11.727308	17.01%	0
2018	11.423210	10.022334	-12.26%	0
2017	9.917551	11.423210	15.18%	0
2016	9.112656	9.917551	8.83%	0
2015*	10.000000	9.112656	-8.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.909477	11.377161	14.81%	0
2018	11.004502	9.909477	-9.95%	0
2017	9.894205	11.004502	11.22%	0
2016	9.310049	9.894205	6.27%	0
2015*	10.000000	9.310049	-6.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	17.708563	21.271176	20.12%	0
2018	21.951370	17.708563	-19.33%	0
2017	15.876815	21.951370	38.26%	0
2016	15.085353	15.876815	5.25%	0
2015	18.380976	15.085353	-17.93%	0
2014	19.910209	18.380976	-7.68%	0
2013	20.228154	19.910209	-1.57%	0
2012	17.664095	20.228154	14.52%	0
2011	23.290803	17.664095	-24.16%	0
2010	20.519345	23.290803	13.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.755668	14.281999	3.83%	0
2018	14.088054	13.755668	-2.36%	0
2017	14.124378	14.088054	-0.26%	0
2016	14.349535	14.124378	-1.57%	0
2015	14.703357	14.349535	-2.41%	0
2014	14.391910	14.703357	2.16%	0
2013	15.353424	14.391910	-6.26%	0
2012	15.249621	15.353424	0.68%	0
2011	14.551829	15.249621	4.80%	0
2010	14.214655	14.551829	2.37%	0
1087

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.474444	8.427029	-0.56%	0
2018	8.556062	8.474444	-0.95%	0
2017	8.720172	8.556062	-1.88%	0
2016	8.924213	8.720172	-2.29%	0
2015	9.134303	8.924213	-2.30%	0
2014	9.349334	9.134303	-2.30%	0
2013	9.569429	9.349334	-2.30%	0
2012	9.795326	9.569429	-2.31%	0
2011	10.025275	9.795326	-2.29%	0
2010	10.261268	10.025275	-2.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.540743	13.431286	16.38%	0
2018	13.822789	11.540743	-16.51%	0
2017	11.099859	13.822789	24.53%	0
2016	11.262577	11.099859	-1.44%	0
2015	11.891316	11.262577	-5.29%	0
2014	12.226128	11.891316	-2.74%	0
2013	10.620004	12.226128	15.12%	0
2012	9.402944	10.620004	12.94%	0
2011	10.665436	9.402944	-11.84%	0
2010	9.635625	10.665436	10.69%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.697426	10.299031	18.41%	0
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	18.094460	21.873776	20.89%	0
2018	20.322482	18.094460	-10.96%	0
2017	17.562694	20.322482	15.71%	0
2016	16.420309	17.562694	6.96%	0
2015	16.976344	16.420309	-3.28%	0
2014	16.550880	16.976344	2.57%	0
2013	13.312901	16.550880	24.32%	0
2012	11.757227	13.312901	13.23%	0
2011	12.525937	11.757227	-6.14%	0
2010	11.184426	12.525937	11.99%	0
1088

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.994483	16.897078	12.69%	0
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.283361	13.144907	7.01%	0
2018	12.805067	12.283361	-4.07%	0
2017	12.400951	12.805067	3.26%	0
2016	12.173040	12.400951	1.87%	0
2015	12.426721	12.173040	-2.04%	0
2014	12.242966	12.426721	1.50%	0
2013	11.953605	12.242966	2.42%	0
2012	11.633601	11.953605	2.75%	0
2011	11.567763	11.633601	0.57%	0
2010	11.181154	11.567763	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
1089

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.912834	12.287614	12.60%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.756967	18.126386	15.04%	0
2018	17.101410	15.756967	-7.86%	0
2017	15.499235	17.101410	10.34%	0
2016	14.805518	15.499235	4.69%	0
2015	15.204973	14.805518	-2.63%	0
2014	14.796297	15.204973	2.76%	0
2013	12.985396	14.796297	13.95%	0
2012	11.994903	12.985396	8.26%	0
2011	12.281642	11.994903	-2.33%	0
2010	11.333676	12.281642	8.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.288029	20.577328	19.03%	0
2018	19.179330	17.288029	-9.86%	0
2017	16.823508	19.179330	14.00%	0
2016	15.872217	16.823508	5.99%	0
2015	16.365345	15.872217	-3.01%	0
2014	15.959500	16.365345	2.54%	0
2013	13.348095	15.959500	19.56%	0
2012	12.010385	13.348095	11.14%	0
2011	12.559656	12.010385	-4.37%	0
2010	11.392917	12.559656	10.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.227174	15.774133	10.87%	0
2018	15.128587	14.227174	-5.96%	0
2017	14.177739	15.128587	6.71%	0
2016	13.727679	14.177739	3.28%	0
2015	14.055158	13.727679	-2.33%	0
2014	13.735067	14.055158	2.33%	0
2013	12.723094	13.735067	7.95%	0
2012	12.054186	12.723094	5.55%	0
2011	12.087988	12.054186	-0.28%	0
2010	11.401420	12.087988	6.02%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.701329	7.01%	0
1090

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.691536	21.286388	27.53%	0
2018	17.629248	16.691536	-5.32%	0
2017	13.857353	17.629248	27.22%	0
2016	13.878738	13.857353	-0.15%	0
2015	13.733801	13.878738	1.06%	0
2014	12.728750	13.733801	7.90%	0
2013	9.669105	12.728750	31.64%	0
2012	8.506085	9.669105	13.67%	0
2011	8.966496	8.506085	-5.13%	0
2010	7.945103	8.966496	12.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.706343	12.444425	16.23%	0
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.015283	14.319520	19.18%	0
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	26.808174	36.043999	34.45%	0
2018	27.796751	26.808174	-3.56%	0
2017	22.345720	27.796751	24.39%	0
2016	22.068664	22.345720	1.26%	0
2015	21.493519	22.068664	2.68%	0
2014	20.220164	21.493519	6.30%	0
2013	15.139307	20.220164	33.56%	0
2012	13.056767	15.139307	15.95%	0
2011	13.668824	13.056767	-4.48%	0
2010	12.858845	13.668824	6.30%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.264571	27.615710	24.03%	0
2018	25.142254	22.264571	-11.45%	0
2017	23.678173	25.142254	6.18%	0
2016	20.121421	23.678173	17.68%	0
2015	21.515063	20.121421	-6.48%	0
2014	19.467622	21.515063	10.52%	0
2013	15.106766	19.467622	28.87%	0
2012	13.485850	15.106766	12.02%	0
2011	13.713996	13.485850	-1.66%	0
2010	12.370965	13.713996	10.86%	0
1091

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.614809	33.900410	22.76%	0
2018	31.900455	27.614809	-13.43%	0
2017	28.199479	31.900455	13.12%	0
2016	23.993242	28.199479	17.53%	0
2015	25.196652	23.993242	-4.78%	0
2014	23.569496	25.196652	6.90%	0
2013	18.131834	23.569496	29.99%	0
2012	15.799071	18.131834	14.77%	0
2011	16.592460	15.799071	-4.78%	0
2010	13.456766	16.592460	23.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.302870	9.454360	13.87%	0
2018	10.260477	8.302870	-19.08%	0
2017	8.542816	10.260477	20.11%	0
2016	8.309195	8.542816	2.81%	0
2015	8.963775	8.309195	-7.30%	0
2014*	10.000000	8.963775	-10.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.286417	19.953907	22.52%	0
2018	18.856694	16.286417	-13.63%	0
2017	16.849693	18.856694	11.91%	0
2016	14.821832	16.849693	13.68%	0
2015	15.664437	14.821832	-5.38%	0
2014	14.507298	15.664437	7.98%	0
2013	10.963347	14.507298	32.33%	0
2012	9.525515	10.963347	15.09%	0
2011	10.352952	9.525515	-7.99%	0
2010*	10.000000	10.352952	3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.220584	16.158410	22.22%	0
2018	15.343201	13.220584	-13.83%	0
2017	13.731250	15.343201	11.74%	0
2016	12.110392	13.731250	13.38%	0
2015	12.836678	12.110392	-5.66%	0
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
1092

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.764234	20.284388	21.00%	0
2018	19.760916	16.764234	-15.16%	0
2017	17.766065	19.760916	11.23%	0
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	10.135406	13.438695	32.59%	0
2018	11.270344	10.135406	-10.07%	0
2017	9.233371	11.270344	22.06%	0
2016	8.725479	9.233371	5.82%	0
2015	8.863891	8.725479	-1.56%	0
2014	8.824475	8.863891	0.45%	0
2013	6.259642	8.824475	40.97%	0
2012	5.648339	6.259642	10.82%	0
2011	5.818780	5.648339	-2.93%	0
2010	4.747476	5.818780	22.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	27.905026	32.443462	16.26%	0
2018	34.397600	27.905026	-18.88%	0
2017	32.279417	34.397600	6.56%	0
2016	26.233881	32.279417	23.04%	0
2015	28.572374	26.233881	-8.18%	0
2014	27.326138	28.572374	4.56%	0
2013	19.920832	27.326138	37.17%	0
2012	16.929507	19.920832	17.67%	0
2011	18.252844	16.929507	-7.25%	0
2010	14.756263	18.252844	23.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	21.255711	26.093206	22.76%	0
2018	24.905866	21.255711	-14.66%	0
2017	22.460985	24.905866	10.89%	0
2016	18.715079	22.460985	20.02%	0
2015	19.474174	18.715079	-3.90%	0
2014	19.771529	19.474174	-1.50%	0
2013	14.361710	19.771529	37.67%	0
2012	12.727479	14.361710	12.84%	0
2011	13.793316	12.727479	-7.73%	0
2010	11.265362	13.793316	22.44%	0
1093

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	15.922758	19.602456	23.11%	0
2018	17.301707	15.922758	-7.97%	0
2017	14.928302	17.301707	15.90%	0
2016	13.875641	14.928302	7.59%	0
2015	14.248456	13.875641	-2.62%	0
2014	13.185811	14.248456	8.06%	0
2013	9.725722	13.185811	35.58%	0
2012	8.928537	9.725722	8.93%	0
2011	9.438444	8.928537	-5.40%	0
2010	7.817101	9.438444	20.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.773904	16.311876	27.70%	0
2018	13.610271	12.773904	-6.15%	0
2017	13.079877	13.610271	4.06%	0
2016	12.470413	13.079877	4.89%	0
2015	13.486556	12.470413	-7.53%	0
2014	10.710194	13.486556	25.92%	0
2013	10.638388	10.710194	0.67%	0
2012	9.404685	10.638388	13.12%	0
2011	9.038031	9.404685	4.06%	0
2010	7.105826	9.038031	27.19%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.166280	19.387192	27.83%	0
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.391826	9.550861	1.69%	0
2018	9.535930	9.391826	-1.51%	0
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
1094

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.522593	16.509242	22.09%	0
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	15.886342	21.303212	34.10%	0
2018	17.458722	15.886342	-9.01%	0
2017	13.988339	17.458722	24.81%	0
2016	13.447295	13.988339	4.02%	0
2015	13.789437	13.447295	-2.48%	0
2014	13.566688	13.789437	1.64%	0
2013	9.993789	13.566688	35.75%	0
2012	8.902746	9.993789	12.26%	0
2011	9.514353	8.902746	-6.43%	0
2010	7.678744	9.514353	23.91%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.814430	13.997584	29.43%	0
2018	11.847541	10.814430	-8.72%	0
2017	9.734499	11.847541	21.71%	0
2016	9.564961	9.734499	1.77%	0
2015*	10.000000	9.564961	-4.35%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.876207	8.991769	1.30%	0
2018	8.994502	8.876207	-1.32%	0
2017	9.124356	8.994502	-1.42%	0
2016	9.226064	9.124356	-1.10%	0
2015	9.425928	9.226064	-2.12%	0
2014	9.589340	9.425928	-1.70%	0
2013	9.754922	9.589340	-1.70%	0
2012	9.545571	9.754922	2.19%	0
2011	9.741539	9.545571	-2.01%	0
2010	9.470333	9.741539	2.86%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	20.637061	25.381544	22.99%	0
2018	22.408880	20.637061	-7.91%	0
2017	19.365759	22.408880	15.71%	0
2016	18.041132	19.365759	7.34%	0
2015	18.551864	18.041132	-2.75%	0
2014	17.202627	18.551864	7.84%	0
2013	12.795737	17.202627	34.44%	0
2012	11.801894	12.795737	8.42%	0
2011	12.463109	11.801894	-5.31%	0
2010	10.383154	12.463109	20.03%	0
1095

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.144630	11.075268	9.17%	0
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.138399	11.356582	12.02%	0
2018	10.904585	10.138399	-7.03%	0
2017	10.166305	10.904585	7.26%	0
2016	9.190601	10.166305	10.62%	0
2015	9.634842	9.190601	-4.61%	0
2014*	10.000000	9.634842	-3.65%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.263946	10.421349	1.53%	0
2018	10.482050	10.263946	-2.08%	0
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
1096

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	11.822617	12.525012	5.94%	0
2018	12.376373	11.822617	-4.47%	0
2017	12.219449	12.376373	1.28%	0
2016	11.889611	12.219449	2.77%	0
2015	12.507793	11.889611	-4.94%	0
2014	12.418357	12.507793	0.72%	0
2013	14.001250	12.418357	-11.31%	0
2012	13.178063	14.001250	6.25%	0
2011	12.078057	13.178063	9.11%	0
2010	11.434852	12.078057	5.62%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.690659	14.493309	5.86%	0
2018	14.090222	13.690659	-2.84%	0
2017	13.744569	14.090222	2.51%	0
2016	13.699315	13.744569	0.33%	0
2015	13.961011	13.699315	-1.87%	0
2014	13.704371	13.961011	1.87%	0
2013	14.306771	13.704371	-4.21%	0
2012	13.361723	14.306771	7.07%	0
2011	13.199599	13.361723	1.23%	0
2010	12.496455	13.199599	5.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.111502	10.693682	5.76%	0
2018	10.417010	10.111502	-2.93%	0
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.545733	11.672035	22.27%	0
2018	12.080999	9.545733	-20.99%	0
2017	9.768081	12.080999	23.68%	0
2016*	10.000000	9.768081	-2.32%	0
1097

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.089986	12.953260	16.80%	0
2018	12.481666	11.089986	-11.15%	0
2017	12.144959	12.481666	2.77%	0
2016	10.383261	12.144959	16.97%	0
2015	12.140264	10.383261	-14.47%	0
2014	12.887292	12.140264	-5.80%	0
2013	10.902512	12.887292	18.20%	0
2012	10.371082	10.902512	5.12%	0
2011	12.076276	10.371082	-14.12%	0
2010	9.510753	12.076276	26.97%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	32.019027	40.238829	25.67%	0
2018	32.498694	32.019027	-1.48%	0
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	17.674665	22.551599	27.59%	0
2018	23.647420	17.674665	-25.26%	0
2017	16.024115	23.647420	47.57%	0
2016	16.383477	16.024115	-2.19%	0
2015	19.497656	16.383477	-15.97%	0
2014	20.039962	19.497656	-2.71%	0
2013	18.310689	20.039962	9.44%	0
2012	14.438709	18.310689	26.82%	0
2011	19.900309	14.438709	-27.44%	0
2010	16.058143	19.900309	23.93%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.946998	5.391273	8.98%	0
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
1098

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	17.416402	19.035473	9.30%	0
2018	24.858495	17.416402	-29.94%	0
2017	25.881477	24.858495	-3.95%	0
2016	18.432201	25.881477	40.41%	0
2015	28.348881	18.432201	-34.98%	0
2014	35.869658	28.348881	-20.97%	0
2013	33.215226	35.869658	7.99%	0
2012	32.885662	33.215226	1.00%	0
2011	40.286290	32.885662	-18.37%	0
2010	31.905895	40.286290	26.27%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	15.625435	19.599475	25.43%	0
2018	18.449804	15.625435	-15.31%	0
2017	14.932226	18.449804	23.56%	0
2016	14.709757	14.932226	1.51%	0
2015	15.540006	14.709757	-5.34%	0
2014	14.433670	15.540006	7.66%	0
2013	11.030724	14.433670	30.85%	0
2012	9.710252	11.030724	13.60%	0
2011	10.666666	9.710252	-8.97%	0
2010	9.717972	10.666666	9.76%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.721280	7.21%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.051874	32.991923	21.96%	0
2018	27.334712	27.051874	-1.03%	0
2017	22.228324	27.334712	22.97%	0
2016	21.114461	22.228324	5.28%	0
2015	22.253092	21.114461	-5.12%	0
2014	23.212981	22.253092	-4.14%	0
2013	15.815032	23.212981	46.78%	0
2012	15.007050	15.815032	5.38%	0
2011	16.099742	15.007050	-6.79%	0
2010	12.998369	16.099742	23.86%	0
1099

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.018585	12.399526	12.53%	0
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.604178	8.672196	14.05%	0
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	24.665155	28.879170	17.08%	0
2018	29.824141	24.665155	-17.30%	0
2017	27.062204	29.824141	10.21%	0
2016	22.206100	27.062204	21.87%	0
2015	24.113652	22.206100	-7.91%	0
2014	22.666258	24.113652	6.39%	0
2013	16.864440	22.666258	34.40%	0
2012	14.578669	16.864440	15.68%	0
2011	16.337567	14.578669	-10.77%	0
2010	13.216214	16.337567	23.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.279822	11.995354	6.34%	0
2018	11.887884	11.279822	-5.11%	0
2017	11.742038	11.887884	1.24%	0
2016	11.518467	11.742038	1.94%	0
2015	12.094224	11.518467	-4.76%	0
2014	11.989652	12.094224	0.87%	0
2013	13.415844	11.989652	-10.63%	0
2012	12.794510	13.415844	4.86%	0
2011	11.724458	12.794510	9.13%	0
2010	11.421855	11.724458	2.65%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	14.821061	17.938973	21.04%	0
2018	16.299199	14.821061	-9.07%	0
2017	13.852336	16.299199	17.66%	0
2016	12.499318	13.852336	10.82%	0
2015	13.562453	12.499318	-7.84%	0
2014	12.345221	13.562453	9.86%	0
2013	9.307895	12.345221	32.63%	0
2012	8.307496	9.307895	12.04%	0
2011	8.250235	8.307496	0.69%	0
2010	7.401544	8.250235	11.47%	0
1100

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	8.111373	10.171944	25.40%	0
2018	9.799389	8.111373	-17.23%	0
2017	7.647788	9.799389	28.13%	0
2016	8.287000	7.647788	-7.71%	0
2015	8.422596	8.287000	-1.61%	0
2014	9.127990	8.422596	-7.73%	0
2013	7.636196	9.127990	19.54%	0
2012	6.454479	7.636196	18.31%	0
2011	7.514553	6.454479	-14.11%	0
2010	6.792297	7.514553	10.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	19.499219	24.591620	26.12%	0
2018	22.912323	19.499219	-14.90%	0
2017	21.005583	22.912323	9.08%	0
2016	17.508066	21.005583	19.98%	0
2015	18.190079	17.508066	-3.75%	0
2014	16.000045	18.190079	13.69%	0
2013	12.592583	16.000045	27.06%	0
2012	11.086180	12.592583	13.59%	0
2011	11.431735	11.086180	-3.02%	0
2010	9.816572	11.431735	16.45%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	25.839883	32.054304	24.05%	0
2018	29.131119	25.839883	-11.30%	0
2017	27.430574	29.131119	6.20%	0
2016	23.314002	27.430574	17.66%	0
2015	24.840009	23.314002	-6.14%	0
2014	22.495320	24.840009	10.42%	0
2013	17.488003	22.495320	28.63%	0
2012	15.631448	17.488003	11.88%	0
2011	15.846112	15.631448	-1.35%	0
2010	14.306764	15.846112	10.76%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.000270	11.216622	12.16%	0
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.507080	10.132856	6.58%	0
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
1101

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.303041	14.068469	24.47%	0
2018	12.503995	11.303041	-9.60%	0
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.175846	16.300594	14.99%	0
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.708681	12.533280	17.04%	0
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	24.846908	29.652572	19.34%	0
2018	27.957843	24.846908	-11.13%	0
2017	25.469605	27.957843	9.77%	0
2016	20.743869	25.469605	22.78%	0
2015	21.749810	20.743869	-4.63%	0
2014	21.188100	21.749810	2.65%	0
2013	15.419589	21.188100	37.41%	0
2012	13.643738	15.419589	13.02%	0
2011	13.893248	13.643738	-1.80%	0
2010	11.306999	13.893248	22.87%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	15.306278	19.526245	27.57%	0
2018	16.438800	15.306278	-6.89%	0
2017	13.849917	16.438800	18.69%	0
2016	12.695931	13.849917	9.09%	0
2015	12.859106	12.695931	-1.27%	0
2014	11.609956	12.859106	10.76%	0
2013	9.005076	11.609956	28.93%	0
2012	7.968242	9.005076	13.01%	0
2011	8.009206	7.968242	-0.51%	0
2010	7.142033	8.009206	12.14%	0
1102

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	10.524739	13.808658	31.20%	0
2018	11.275864	10.524739	-6.66%	0
2017	10.011275	11.275864	12.63%	0
2016	9.288014	10.011275	7.79%	0
2015	9.825455	9.288014	-5.47%	0
2014	8.868801	9.825455	10.79%	0
2013	6.760338	8.868801	31.19%	0
2012	6.183003	6.760338	9.34%	0
2011	6.274937	6.183003	-1.47%	0
2010	5.596630	6.274937	12.12%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.575300	20.654344	32.61%	0
2018	17.125851	15.575300	-9.05%	0
2017	13.772306	17.125851	24.35%	0
2016	13.069763	13.772306	5.38%	0
2015	13.723072	13.069763	-4.76%	0
2014	13.001296	13.723072	5.55%	0
2013	10.993950	13.001296	18.26%	0
2012	10.195678	10.993950	7.83%	0
2011	9.577347	10.195678	6.46%	0
2010	8.504889	9.577347	12.61%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.356759	18.261768	18.92%	0
2018	19.436710	15.356759	-20.99%	0
2017	15.963238	19.436710	21.76%	0
2016	13.962680	15.963238	14.33%	0
2015	14.631887	13.962680	-4.57%	0
2014	14.748940	14.631887	-0.79%	0
2013	10.167416	14.748940	45.06%	0
2012	8.636662	10.167416	17.72%	0
2011	10.265604	8.636662	-15.87%	0
2010	8.015553	10.265604	28.07%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.500005	10.809571	13.78%	0
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.965100	16.169896	24.72%	0
2018	15.988075	12.965100	-18.91%	0
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
1103

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.975494	10.430623	4.56%	0
2018	10.225676	9.975494	-2.45%	0
2017	10.122618	10.225676	1.02%	0
2016	9.514410	10.122618	6.39%	0
2015	9.841030	9.514410	-3.32%	0
2014*	10.000000	9.841030	-1.59%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.396594	16.454637	6.87%	0
2018	15.863241	15.396594	-2.94%	0
2017	15.613817	15.863241	1.60%	0
2016	15.399602	15.613817	1.39%	0
2015	15.808707	15.399602	-2.59%	0
2014	15.597507	15.808707	1.35%	0
2013	15.809260	15.597507	-1.34%	0
2012	14.756067	15.809260	7.14%	0
2011	14.774451	14.756067	-0.12%	0
2010	13.944064	14.774451	5.96%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.186190	10.327527	26.16%	0
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.395218	15.173247	13.27%	0
2018	14.306627	13.395218	-6.37%	0
2017	12.965506	14.306627	10.34%	0
2016	12.611094	12.965506	2.81%	0
2015	12.955011	12.611094	-2.65%	0
2014	12.713796	12.955011	1.90%	0
2013	11.481959	12.713796	10.73%	0
2012	10.528613	11.481959	9.05%	0
2011	10.812150	10.528613	-2.62%	0
2010	9.821266	10.812150	10.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.504488	15.825797	17.19%	0
2018	14.710662	13.504488	-8.20%	0
2017	12.933343	14.710662	13.74%	0
2016	12.489060	12.933343	3.56%	0
2015	12.836687	12.489060	-2.71%	0
2014	12.559800	12.836687	2.20%	0
2013	11.092232	12.559800	13.23%	0
2012	10.036214	11.092232	10.52%	0
2011	10.394135	10.036214	-3.44%	0
2010	9.294492	10.394135	11.83%	0
1104

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	13.983189	16.982834	21.45%	0
2018	15.547542	13.983189	-10.06%	0
2017	13.177301	15.547542	17.99%	0
2016	12.667571	13.177301	4.02%	0
2015	13.016185	12.667571	-2.68%	0
2014	12.711495	13.016185	2.40%	0
2013	10.714071	12.711495	18.64%	0
2012	9.501448	10.714071	12.76%	0
2011	9.999251	9.501448	-4.98%	0
2010	8.827332	9.999251	13.28%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.962656	13.286638	21.20%	0
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	20.010849	25.686070	28.36%	0
2018	21.917100	20.010849	-8.70%	0
2017	18.431591	21.917100	18.91%	0
2016	17.490120	18.431591	5.38%	0
2015	17.811701	17.490120	-1.81%	0
2014	16.312714	17.811701	9.19%	0
2013	12.737820	16.312714	28.07%	0
2012	11.215928	12.737820	13.57%	0
2011	11.796387	11.215928	-4.92%	0
2010	10.315227	11.796387	14.36%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.282148	31.127415	28.19%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	6.798910	7.291415	7.24%	0
2018	9.256101	6.798910	-26.55%	0
2017	9.748797	9.256101	-5.05%	0
2016	7.477404	9.748797	30.38%	0
2015	9.662667	7.477404	-22.62%	0
2014	11.343607	9.662667	-14.82%	0
2013	9.357170	11.343607	21.23%	0
2012	9.149728	9.357170	2.27%	0
2011	9.883428	9.149728	-7.42%	0
2010	8.493894	9.883428	16.36%	0
1105

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.330313	21.547353	24.33%	0
2018	19.377669	17.330313	-10.57%	0
2017	17.590214	19.377669	10.16%	0
2016	15.277214	17.590214	15.14%	0
2015	16.311868	15.277214	-6.34%	0
2014	15.374999	16.311868	6.09%	0
2013	12.299475	15.374999	25.01%	0
2012	10.748675	12.299475	14.43%	0
2011	10.913116	10.748675	-1.51%	0
2010	9.710421	10.913116	12.39%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.290991	14.298193	26.63%	0
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.409906	23.919933	37.39%	0
2018	15.871762	17.409906	9.69%	0
2017	12.092489	15.871762	31.25%	0
2016	12.352178	12.092489	-2.10%	0
2015	11.992111	12.352178	3.00%	0
2014	10.954806	11.992111	9.47%	0
2013	8.142278	10.954806	34.54%	0
2012	6.980115	8.142278	16.65%	0
2011	6.995204	6.980115	-0.22%	0
2010	5.793057	6.995204	20.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	13.289147	17.413023	31.03%	0
2018	13.648437	13.289147	-2.63%	0
2017	10.352189	13.648437	31.84%	0
2016	10.525531	10.352189	-1.65%	0
2015	10.068713	10.525531	4.54%	0
2014	9.273472	10.068713	8.58%	0
2013	6.972286	9.273472	33.00%	0
2012	6.233716	6.972286	11.85%	0
2011	6.374424	6.233716	-2.21%	0
2010	5.261837	6.374424	21.14%	0
1106

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.164352	14.773047	12.22%	0
2018	13.986531	13.164352	-5.88%	0
2017	13.376302	13.986531	4.56%	0
2016	11.975995	13.376302	11.69%	0
2015	12.742852	11.975995	-6.02%	0
2014	12.910779	12.742852	-1.30%	0
2013	12.487931	12.910779	3.39%	0
2012	11.199315	12.487931	11.51%	0
2011	11.034927	11.199315	1.49%	0
2010	9.931083	11.034927	11.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.409349	13.278775	7.01%	0
2018	12.790509	12.409349	-2.98%	0
2017	12.574564	12.790509	1.72%	0
2016	12.306765	12.574564	2.18%	0
2015	12.692545	12.306765	-3.04%	0
2014	12.290771	12.692545	3.27%	0
2013	12.828995	12.290771	-4.20%	0
2012	12.421897	12.828995	3.28%	0
2011	11.864708	12.421897	4.70%	0
2010	11.283666	11.864708	5.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	15.598163	18.787957	20.45%	0
2018	18.715800	15.598163	-16.66%	0
2017	15.877514	18.715800	17.88%	0
2016	14.501961	15.877514	9.49%	0
2015	15.077141	14.501961	-3.81%	0
2014	14.539123	15.077141	3.70%	0
2013	10.942616	14.539123	32.87%	0
2012	9.766033	10.942616	12.05%	0
2011	11.201096	9.766033	-12.81%	0
2010	8.912271	11.201096	25.68%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	9.416755	11.740254	24.67%	0
2018	11.331462	9.416755	-16.90%	0
2017	8.918466	11.331462	27.06%	0
2016	9.625506	8.918466	-7.35%	0
2015	9.524736	9.625506	1.06%	0
2014	10.620778	9.524736	-10.32%	0
2013	8.342136	10.620778	27.31%	0
2012	7.087460	8.342136	17.70%	0
2011	8.768508	7.087460	-19.17%	0
2010	7.946816	8.768508	10.34%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.250308	11.105945	20.06%	0
2018	10.128042	9.250308	-8.67%	0
2017*	10.000000	10.128042	1.28%	0
1107

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	18.739047	24.573715	31.14%	0
2018	23.216464	18.739047	-19.29%	0
2017	19.942356	23.216464	16.42%	0
2016	18.652918	19.942356	6.91%	0
2015	19.703801	18.652918	-5.33%	0
2014	18.912332	19.703801	4.18%	0
2013	14.847014	18.912332	27.38%	0
2012	11.962979	14.847014	24.11%	0
2011	13.439599	11.962979	-10.99%	0
2010	10.883509	13.439599	23.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.514029	13.476356	17.04%	0
2018	13.052139	11.514029	-11.78%	0
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.151254	16.037877	13.33%	0
2018	15.145641	14.151254	-6.57%	0
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	14.894770	18.377051	23.38%	0
2018	17.510145	14.894770	-14.94%	0
2017	16.204257	17.510145	8.06%	0
2016	12.745440	16.204257	27.14%	0
2015	14.093327	12.745440	-9.56%	0
2014	14.350642	14.093327	-1.79%	0
2013	10.786830	14.350642	33.04%	0
2012	9.331188	10.786830	15.60%	0
2011	9.928678	9.331188	-6.02%	0
2010	7.929490	9.928678	25.21%	0
1108

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.419335	11.653577	23.72%	0
2018	11.457143	9.419335	-17.79%	0
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	13.602715	14.988278	10.19%	0
2018	16.442732	13.602715	-17.27%	0
2017	14.388281	16.442732	14.28%	0
2016	13.706945	14.388281	4.97%	0
2015	14.982084	13.706945	-8.51%	0
2014	17.217226	14.982084	-12.98%	0
2013	14.302596	17.217226	20.38%	0
2012	12.350767	14.302596	15.80%	0
2011	14.122701	12.350767	-12.55%	0
2010	13.307802	14.122701	6.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.729288	8.493297	9.88%	0
2018	9.362154	7.729288	-17.44%	0
2017	8.215358	9.362154	13.96%	0
2016	7.849318	8.215358	4.66%	0
2015	8.596445	7.849318	-8.69%	0
2014*	10.000000	8.596445	-14.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.237326	9.201823	-0.38%	0
2018	9.281048	9.237326	-0.47%	0
2017	9.324219	9.281048	-0.46%	0
2016	9.275421	9.324219	0.53%	0
2015	9.925989	9.275421	-6.55%	0
2014*	10.000000	9.925989	-0.74%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.046882	12.074929	9.31%	0
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.338745	9.923804	6.26%	0
2018*	10.000000	9.338745	-6.61%	0
1109

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.119071	9.351195	2.55%	0
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.481594	13.611258	18.55%	0
2018	12.805650	11.481594	-10.34%	0
2017	11.396788	12.805650	12.36%	0
2016	10.573167	11.396788	7.79%	0
2015	10.900253	10.573167	-3.00%	0
2014	10.630603	10.900253	2.54%	0
2013	9.126306	10.630603	16.48%	0
2012	8.017840	9.126306	13.82%	0
2011	9.751936	8.017840	-17.78%	0
2010	8.632095	9.751936	12.97%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.239517	19.748097	29.58%	0
2018	16.801789	15.239517	-9.30%	0
2017	13.800375	16.801789	21.75%	0
2016	13.006110	13.800375	6.11%	0
2015	13.329723	13.006110	-2.43%	0
2014	12.074793	13.329723	10.39%	0
2013	9.473798	12.074793	27.45%	0
2012	8.379141	9.473798	13.06%	0
2011	8.968432	8.379141	-6.57%	0
2010	7.396090	8.968432	21.26%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.313794	16.788271	17.29%	0
2018	15.551015	14.313794	-7.96%	0
2017	13.921210	15.551015	11.71%	0
2016	13.197505	13.921210	5.48%	0
2015	13.500662	13.197505	-2.25%	0
2014	12.956130	13.500662	4.20%	0
2013	11.604845	12.956130	11.64%	0
2012	10.490845	11.604845	10.62%	0
2011	10.672985	10.490845	-1.71%	0
2010	9.885573	10.672985	7.97%	0
1110

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	15.886625	19.196114	20.83%	0
2018	18.205574	15.886625	-12.74%	0
2017	16.242496	18.205574	12.09%	0
2016	13.553542	16.242496	19.84%	0
2015	14.564393	13.553542	-6.94%	0
2014	13.859978	14.564393	5.08%	0
2013	10.654663	13.859978	30.08%	0
2012	9.447042	10.654663	12.78%	0
2011	10.113549	9.447042	-6.59%	0
2010	8.881142	10.113549	13.88%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.374625	17.862294	9.09%	0
2018	17.491889	16.374625	-6.39%	0
2017	16.860606	17.491889	3.74%	0
2016	14.691416	16.860606	14.77%	0
2015	15.664167	14.691416	-6.21%	0
2014	15.647797	15.664167	0.10%	0
2013	14.922670	15.647797	4.86%	0
2012	13.304570	14.922670	12.16%	0
2011	13.628997	13.304570	-2.38%	0
2010	12.090996	13.628997	12.72%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.112521	20.483289	19.70%	0
2018	20.068544	17.112521	-14.73%	0
2017	19.817259	20.068544	1.27%	0
2016	16.028211	19.817259	23.64%	0
2015	17.577341	16.028211	-8.81%	0
2014	18.252582	17.577341	-3.70%	0
2013	13.664027	18.252582	33.58%	0
2012	11.709352	13.664027	16.69%	0
2011	12.569905	11.709352	-6.85%	0
2010	10.560916	12.569905	19.02%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	16.917742	20.931273	23.72%	0
2018	19.910738	16.917742	-15.03%	0
2017	17.930431	19.910738	11.04%	0
2016	14.485203	17.930431	23.78%	0
2015	15.915132	14.485203	-8.98%	0
2014	16.150720	15.915132	-1.46%	0
2013	12.405295	16.150720	30.19%	0
2012	10.847528	12.405295	14.36%	0
2011	12.008085	10.847528	-9.66%	0
2010	10.438852	12.008085	15.03%	0
1111

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	15.675049	19.237599	22.73%	0
2018	17.899107	15.675049	-12.43%	0
2017	14.976627	17.899107	19.51%	0
2016	13.517222	14.976627	10.80%	0
2015	14.024110	13.517222	-3.61%	0
2014	13.199858	14.024110	6.24%	0
2013	9.563827	13.199858	38.02%	0
2012	8.780011	9.563827	8.93%	0
2011	9.170562	8.780011	-4.26%	0
2010	7.218453	9.170562	27.04%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	16.718385	21.863503	30.78%	0
2018	17.768885	16.718385	-5.91%	0
2017	13.984706	17.768885	27.06%	0
2016	13.171584	13.984706	6.17%	0
2015	12.786523	13.171584	3.01%	0
2014	11.362818	12.786523	12.53%	0
2013	9.071327	11.362818	25.26%	0
2012	8.391062	9.071327	8.11%	0
2011	8.980699	8.391062	-6.57%	0
2010	7.884099	8.980699	13.91%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.660367	22.248752	33.54%	0
2018	17.705414	16.660367	-5.90%	0
2017	14.237333	17.705414	24.36%	0
2016	14.255708	14.237333	-0.13%	0
2015	13.902721	14.255708	2.54%	0
2014	13.129240	13.902721	5.89%	0
2013	9.594200	13.129240	36.85%	0
2012*	10.000000	9.594200	-4.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.209163	24.258460	33.22%	0
2018	19.404919	18.209163	-6.16%	0
2017	15.642594	19.404919	24.05%	0
2016	15.701303	15.642594	-0.37%	0
2015	15.350048	15.701303	2.29%	0
2014	14.532361	15.350048	5.63%	0
2013	10.645474	14.532361	36.51%	0
2012	9.614219	10.645474	10.73%	0
1112

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	16.777281	21.128328	25.93%	0
2018	18.965373	16.777281	-11.54%	0
2017	17.159609	18.965373	10.52%	0
2016	15.935752	17.159609	7.68%	0
2015	17.318638	15.935752	-7.98%	0
2014	16.399496	17.318638	5.60%	0
2013	12.993483	16.399496	26.21%	0
2012	11.684801	12.993483	11.20%	0
2011	11.972993	11.684801	-2.41%	0
2010	11.191545	11.972993	6.98%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.322281	15.658681	17.54%	0
2018	15.077870	13.322281	-11.64%	0
2017	13.905659	15.077870	8.43%	0
2016	12.368593	13.905659	12.43%	0
2015	12.963643	12.368593	-4.59%	0
2014	12.175594	12.963643	6.47%	0
2013	9.960196	12.175594	22.24%	0
2012	9.060943	9.960196	9.92%	0
2011*	10.000000	9.060943	-9.39%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.580857	13.909744	20.11%	0
2018	12.638700	11.580857	-8.37%	0
2017	11.448071	12.638700	10.40%	0
2016	11.488388	11.448071	-0.35%	0
2015	11.941682	11.488388	-3.80%	0
2014	10.669110	11.941682	11.93%	0
2013	10.637283	10.669110	0.30%	0
2012	8.502798	10.637283	25.10%	0
2011	9.313254	8.502798	-8.70%	0
2010	8.115785	9.313254	14.75%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.320798	24.999358	29.39%	0
2018	19.611109	19.320798	-1.48%	0
2017	17.337679	19.611109	13.11%	0
2016	20.052074	17.337679	-13.54%	0
2015	19.905106	20.052074	0.74%	0
2014	17.033626	19.905106	16.86%	0
2013	12.411421	17.033626	37.24%	0
2012	10.513553	12.411421	18.05%	0
2011	10.356971	10.513553	1.51%	0
2010	10.072941	10.356971	2.82%	0
1113

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	18.367018	23.060130	25.55%	0
2018	22.125268	18.367018	-16.99%	0
2017	18.419152	22.125268	20.12%	0
2016	18.946779	18.419152	-2.78%	0
2015	19.868469	18.946779	-4.64%	0
2014	20.279485	19.868469	-2.03%	0
2013	17.449574	20.279485	16.22%	0
2012	15.467894	17.449574	12.81%	0
2011	16.984536	15.467894	-8.93%	0
2010	15.410601	16.984536	10.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.595195	15.378632	22.10%	0
2018	14.592861	12.595195	-13.69%	0
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	12.939764	17.209378	33.00%	0
2018	14.058442	12.939764	-7.96%	0
2017	11.350039	14.058442	23.86%	0
2016	11.884168	11.350039	-4.49%	0
2015	11.753675	11.884168	1.11%	0
2014	10.429454	11.753675	12.70%	0
2013	8.232131	10.429454	26.69%	0
2012	7.387631	8.232131	11.43%	0
2011	7.652986	7.387631	-3.47%	0
2010	7.162522	7.652986	6.85%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	8.759003	11.920006	36.09%	0
2018	9.552102	8.759003	-8.30%	0
2017	7.594597	9.552102	25.77%	0
2016	7.599466	7.594597	-0.06%	0
2015	7.300096	7.599466	4.10%	0
2014	7.067024	7.300096	3.30%	0
2013	5.321932	7.067024	32.79%	0
2012	4.680501	5.321932	13.70%	0
2011	4.740964	4.680501	-1.28%	0
2010	3.808825	4.740964	24.47%	0
1114

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	17.815827	22.927385	28.69%	0
2018	21.017400	17.815827	-15.23%	0
2017	15.747549	21.017400	33.46%	0
2016	16.112297	15.747549	-2.26%	0
2015	15.874004	16.112297	1.50%	0
2014	15.891780	15.874004	-0.11%	0
2013	12.783292	15.891780	24.32%	0
2012	10.795855	12.783292	18.41%	0
2011	12.054622	10.795855	-10.44%	0
2010	10.644974	12.054622	13.24%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.548222	10.331184	8.20%	0
2018	10.229147	9.548222	-6.66%	0
2017	9.856365	10.229147	3.78%	0
2016	9.473964	9.856365	4.04%	0
2015	9.926381	9.473964	-4.56%	0
2014	9.884686	9.926381	0.42%	0
2013	10.135995	9.884686	-2.48%	0
2012*	10.000000	10.135995	1.36%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.321559	10.397422	24.95%	0
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	14.583960	18.810084	28.98%	0
2018	16.215841	14.583960	-10.06%	0
2017	14.203153	16.215841	14.17%	0
2016	13.030208	14.203153	9.00%	0
2015	12.913977	13.030208	0.90%	0
2014	11.946107	12.913977	8.10%	0
2013	9.283669	11.946107	28.68%	0
2012	8.135059	9.283669	14.12%	0
2011	8.331634	8.135059	-2.36%	0
2010	7.348306	8.331634	13.38%	0
1115

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	16.084847	19.864677	23.50%	0
2018	18.370890	16.084847	-12.44%	0
2017	16.478849	18.370890	11.48%	0
2016	14.293753	16.478849	15.29%	0
2015	15.555454	14.293753	-8.11%	0
2014	14.231478	15.555454	9.30%	0
2013	10.334776	14.231478	37.70%	0
2012	8.970498	10.334776	15.21%	0
2011	9.393796	8.970498	-4.51%	0
2010	7.795102	9.393796	20.51%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.124897	26.310207	18.92%	0
2018	23.963877	22.124897	-7.67%	0
2017	20.747583	23.963877	15.50%	0
2016	21.805558	20.747583	-4.85%	0
2015	24.364069	21.805558	-10.50%	0
2014	26.337323	24.364069	-7.49%	0
2013	21.553949	26.337323	22.19%	0
2012	18.522002	21.553949	16.37%	0
2011	20.439853	18.522002	-9.38%	0
2010	19.260471	20.439853	6.12%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	22.571210	24.507847	8.58%	0
2018	23.616895	22.571210	-4.43%	0
2017	22.669588	23.616895	4.18%	0
2016	19.979452	22.669588	13.46%	0
2015	21.883904	19.979452	-8.70%	0
2014	21.991647	21.883904	-0.49%	0
2013	20.380896	21.991647	7.90%	0
2012	17.592949	20.380896	15.85%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	24.968101	33.632027	34.70%	0
2018	25.587412	24.968101	-2.42%	0
2017	20.647747	25.587412	23.92%	0
2016	19.924765	20.647747	3.63%	0
2015	21.656119	19.924765	-7.99%	0
2014	20.559393	21.656119	5.33%	0
2013	16.203059	20.559393	26.89%	0
2012	14.612461	16.203059	10.89%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.435447	10.068550	6.71%	0
2018	9.789729	9.435447	-3.62%	0
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
1116

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	17.559471	23.465880	33.64%	0
2018	17.680620	17.559471	-0.69%	0
2017	13.927102	17.680620	26.95%	0
2016	13.989605	13.927102	-0.45%	0
2015	12.798454	13.989605	9.31%	0
2014	12.083264	12.798454	5.92%	0
2013	9.453968	12.083264	27.81%	0
2012	7.816942	9.453968	20.94%	0
2011	8.601818	7.816942	-9.12%	0
2010	8.272674	8.601818	3.98%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.283578	14.542797	41.42%	0
2018	10.437622	10.283578	-1.48%	0
2017	7.375330	10.437622	41.52%	0
2016	6.633445	7.375330	11.18%	0
2015	6.491504	6.633445	2.19%	0
2014	6.079427	6.491504	6.78%	0
2013	4.598274	6.079427	32.21%	0
2012	3.952346	4.598274	16.34%	0
2011	4.430916	3.952346	-10.80%	0
2010	3.647555	4.430916	21.48%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.212322	11.398366	23.73%	0
2018	11.118350	9.212322	-17.14%	0
2017	8.703812	11.118350	27.74%	0
2016	9.553549	8.703812	-8.89%	0
2015	10.728183	9.553549	-10.95%	0
2014	12.499104	10.728183	-14.17%	0
2013	11.200255	12.499104	11.60%	0
2012	10.134675	11.200255	10.51%	0
2011	15.338664	10.134675	-33.93%	0
2010	12.564109	15.338664	22.08%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	23.212837	28.733497	23.78%	0
2018	26.966699	23.212837	-13.92%	0
2017	24.272605	26.966699	11.10%	0
2016	21.670494	24.272605	12.01%	0
2015	22.797413	21.670494	-4.94%	0
2014	20.281947	22.797413	12.40%	0
2013	15.698864	20.281947	29.19%	0
2012	13.355983	15.698864	17.54%	0
2011	13.387449	13.355983	-0.24%	0
2010	11.104773	13.387449	20.56%	0
1117

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.578507	9.896647	15.37%	0
2018	10.788231	8.578507	-20.48%	0
2017	8.642152	10.788231	24.83%	0
2016	7.326919	8.642152	17.95%	0
2015	9.385874	7.326919	-21.94%	0
2014*	10.000000	9.385874	-6.14%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.707572	10.276675	5.86%	0
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	21.831651	30.118106	37.96%	0
2018	22.750897	21.831651	-4.04%	0
2017	18.440807	22.750897	23.37%	0
2016	17.356210	18.440807	6.25%	0
2015	18.163727	17.356210	-4.45%	0
2014	20.108021	18.163727	-9.67%	0
2013	14.581369	20.108021	37.90%	0
2012	12.351830	14.581369	18.05%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	20.912765	26.446915	26.46%	0
2018	23.893716	20.912765	-12.48%	0
2017	20.849798	23.893716	14.60%	0
2016	18.765050	20.849798	11.11%	0
2015	19.397841	18.765050	-3.26%	0
2014	18.025590	19.397841	7.61%	0
2013	13.613320	18.025590	32.41%	0
2012	12.030880	13.613320	13.15%	0
2011	12.377556	12.030880	-2.80%	0
2010	11.396909	12.377556	8.60%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.780618	7.81%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.395216	20.117063	22.70%	0
2018	18.600999	16.395216	-11.86%	0
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
1118

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	11.954919	12.944158	8.27%	0
2018	12.324489	11.954919	-3.00%	0
2017	11.878638	12.324489	3.75%	0
2016	11.463160	11.878638	3.62%	0
2015	11.815990	11.463160	-2.99%	0
2014	11.219053	11.815990	5.32%	0
2013	11.525595	11.219053	-2.66%	0
2012	10.785461	11.525595	6.86%	0
2011	10.453898	10.785461	3.17%	0
2010	9.991546	10.453898	4.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	25.635928	28.601369	11.57%	0
2018	28.216132	25.635928	-9.14%	0
2017	26.335942	28.216132	7.14%	0
2016	24.393247	26.335942	7.96%	0
2015	25.262237	24.393247	-3.44%	0
2014	25.134436	25.262237	0.51%	0
2013	28.207618	25.134436	-10.89%	0
2012	24.489383	28.207618	15.18%	0
2011	23.429368	24.489383	4.52%	0
2010	21.862467	23.429368	7.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.063522	11.316976	24.86%	0
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.196762	16.326726	15.00%	0
2018	15.551911	14.196762	-8.71%	0
2017	13.715598	15.551911	13.39%	0
2016	13.302866	13.715598	3.10%	0
2015	14.553859	13.302866	-8.60%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.440530	19.907401	21.09%	0
2018	18.141363	16.440530	-9.38%	0
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
1119

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.735895	17.380202	17.94%	0
2018	15.883432	14.735895	-7.22%	0
2017	14.046172	15.883432	13.08%	0
2016	13.195661	14.046172	6.45%	0
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.210601	10.866367	6.42%	0
2018	10.571158	10.210601	-3.41%	0
2017	10.488004	10.571158	0.79%	0
2016	10.462399	10.488004	0.24%	0
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.295634	21.447064	31.61%	0
2018	18.426401	16.295634	-11.56%	0
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.135295	23.072594	27.22%	0
2018	18.697003	18.135295	-3.00%	0
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
1120

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.124940	18.560439	22.71%	0
2018	15.837083	15.124940	-4.50%	0
2017	13.300570	15.837083	19.07%	0
2016	12.260371	13.300570	8.48%	0
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.370812	16.385828	6.60%	0
2018	16.120832	15.370812	-4.65%	0
2017	15.524742	16.120832	3.84%	0
2016	14.632077	15.524742	6.10%	0
2015	15.430225	14.632077	-5.17%	0
2014	15.210821	15.430225	1.44%	0
2013	15.754044	15.210821	-3.45%	0
2012	14.373363	15.754044	9.61%	0
2011	13.944711	14.373363	3.07%	0
2010	12.913017	13.944711	7.99%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	12.920308	16.062539	24.32%	0
2018	14.268422	12.920308	-9.45%	0
2017	12.382358	14.268422	15.23%	0
2016	10.755624	12.382358	15.12%	0
2015	11.754973	10.755624	-8.50%	0
2014	11.026899	11.754973	6.60%	0
2013	8.325059	11.026899	32.45%	0
2012	7.196969	8.325059	15.67%	0
2011	7.545282	7.196969	-4.62%	0
2010	6.674060	7.545282	13.05%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.356456	11.624526	12.24%	0
2018	11.588843	10.356456	-10.63%	0
2017	10.019825	11.588843	15.66%	0
2016*	10.000000	10.019825	0.20%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.022795	10.431857	4.08%	0
2018*	10.000000	10.022795	0.23%	0
1121

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	17.929420	20.088974	12.04%	0
2018	18.931073	17.929420	-5.29%	0
2017	18.158392	18.931073	4.26%	0
2016	16.288275	18.158392	11.48%	0
2015	17.126896	16.288275	-4.90%	0
2014	17.102880	17.126896	0.14%	0
2013	16.357596	17.102880	4.56%	0
2012	14.623484	16.357596	11.86%	0
2011	14.423884	14.623484	1.38%	0
2010	13.053721	14.423884	10.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	15.054955	18.828105	25.06%	0
2018	16.191028	15.054955	-7.02%	0
2017	13.278981	16.191028	21.93%	0
2016	11.969492	13.278981	10.94%	0
2015	12.391353	11.969492	-3.40%	0
2014	11.903977	12.391353	4.09%	0
2013	8.476063	11.903977	40.44%	0
2012	7.422912	8.476063	14.19%	0
2011	8.600540	7.422912	-13.69%	0
2010	7.618363	8.600540	12.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.354334	15.452413	25.08%	0
2018	13.320441	12.354334	-7.25%	0
2017	10.932965	13.320441	21.84%	0
2016*	10.000000	10.932965	9.33%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	15.915463	20.693443	30.02%	0
2018	19.512095	15.915463	-18.43%	0
2017	15.885861	19.512095	22.83%	0
2016	16.619763	15.885861	-4.42%	0
2015	17.103856	16.619763	-2.83%	0
2014	17.693933	17.103856	-3.33%	0
2013	14.930112	17.693933	18.51%	0
2012	13.190586	14.930112	13.19%	0
2011	14.896162	13.190586	-11.45%	0
2010	13.364881	14.896162	11.46%	0
1122

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.554187	20.902712	26.27%	0
2018	16.955411	16.554187	-2.37%	0
2017	14.405612	16.955411	17.70%	0
2016	13.243030	14.405612	8.78%	0
2015	13.436066	13.243030	-1.44%	0
2014	12.268991	13.436066	9.51%	0
2013	9.583461	12.268991	28.02%	0
2012	8.593159	9.583461	11.52%	0
2011	8.753240	8.593159	-1.83%	0
2010	7.901068	8.753240	10.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.377757	14.982983	21.05%	0
2018	14.203692	12.377757	-12.86%	0
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.852028	13.446054	13.45%	0
2018	12.945915	11.852028	-8.45%	0
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.332808	14.480587	17.42%	0
2018	13.753632	12.332808	-10.33%	0
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
1123

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.896905	11.776290	8.07%	0
2018	11.459157	10.896905	-4.91%	0
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.521724	11.697787	11.18%	0
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.797809	12.169477	12.70%	0
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.142776	14.008921	15.37%	0
2018	13.385268	12.142776	-9.28%	0
2017	12.026417	13.385268	11.30%	0
2016	11.537488	12.026417	4.24%	0
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
1124

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.331373	14.718608	19.36%	0
2018	13.956212	12.331373	-11.64%	0
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.623997	12.974226	11.62%	0
2018	12.500791	11.623997	-7.01%	0
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.790035	14.048993	9.84%	0
2018	15.537464	12.790035	-17.68%	0
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.566093	12.304390	6.38%	0
2018	11.895854	11.566093	-2.77%	0
2017	11.668282	11.895854	1.95%	0
2016	11.341926	11.668282	2.88%	0
2015	11.699151	11.341926	-3.05%	0
2014	11.404173	11.699151	2.59%	0
2013	11.906234	11.404173	-4.22%	0
2012	11.316031	11.906234	5.22%	0
2011	10.870666	11.316031	4.10%	0
2010	10.398468	10.870666	4.54%	0
1125

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.898602	12.733704	7.02%	0
2018	12.366291	11.898602	-3.78%	0
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.003516	11.699307	16.95%	0
2018	11.407631	10.003516	-12.31%	0
2017	9.909086	11.407631	15.12%	0
2016	9.109535	9.909086	8.78%	0
2015*	10.000000	9.109535	-8.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.890875	11.349991	14.75%	0
2018	10.989499	9.890875	-10.00%	0
2017	9.885762	10.989499	11.16%	0
2016	9.306856	9.885762	6.22%	0
2015*	10.000000	9.306856	-6.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	17.543933	21.062648	20.06%	0
2018	21.758507	17.543933	-19.37%	0
2017	15.745347	21.758507	38.19%	0
2016	14.968087	15.745347	5.19%	0
2015	18.247434	14.968087	-17.97%	0
2014	19.775691	18.247434	-7.73%	0
2013	20.101769	19.775691	-1.62%	0
2012	17.562738	20.101769	14.46%	0
2011	23.169005	17.562738	-24.20%	0
2010	20.422481	23.169005	13.45%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.622982	14.137000	3.77%	0
2018	13.959345	13.622982	-2.41%	0
2017	14.002480	13.959345	-0.31%	0
2016	14.232960	14.002480	-1.62%	0
2015	14.591375	14.232960	-2.46%	0
2014	14.289604	14.591375	2.11%	0
2013	15.252085	14.289604	-6.31%	0
2012	15.156743	15.252085	0.63%	0
2011	14.470579	15.156743	4.74%	0
2010	14.142504	14.470579	2.32%	0
1126

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.392426	8.341193	-0.61%	0
2018	8.477621	8.392426	-1.00%	0
2017	8.644630	8.477621	-1.93%	0
2016	8.851420	8.644630	-2.34%	0
2015	9.064429	8.851420	-2.35%	0
2014	9.282567	9.064429	-2.35%	0
2013	9.505955	9.282567	-2.35%	0
2012	9.735354	9.505955	-2.36%	0
2011	9.968980	9.735354	-2.34%	0
2010	10.208874	9.968980	-2.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.433480	13.299652	16.32%	0
2018	13.701378	11.433480	-16.55%	0
2017	11.007973	13.701378	24.47%	0
2016	11.175050	11.007973	-1.50%	0
2015	11.804950	11.175050	-5.34%	0
2014	12.143539	11.804950	-2.79%	0
2013	10.553660	12.143539	15.06%	0
2012	9.348986	10.553660	12.89%	0
2011	10.609647	9.348986	-11.88%	0
2010	9.590103	10.609647	10.63%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.641135	10.227143	18.35%	0
2018	10.306286	8.641135	-16.16%	0
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	17.938354	21.673978	20.82%	0
2018	20.157545	17.938354	-11.01%	0
2017	17.429047	20.157545	15.65%	0
2016	16.303670	17.429047	6.90%	0
2015	16.864393	16.303670	-3.32%	0
2014	16.450157	16.864393	2.52%	0
2013	13.238662	16.450157	24.26%	0
2012	11.697664	13.238662	13.17%	0
2011	12.468847	11.697664	-6.18%	0
2010	11.139141	12.468847	11.94%	0
1127

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.920436	16.805038	12.63%	0
2018	16.060412	14.920436	-7.10%	0
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.479148	20.471973	17.12%	0
2018	19.140777	17.479148	-8.68%	0
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.177353	13.024787	6.96%	0
2018	12.701094	12.177353	-4.12%	0
2017	12.306548	12.701094	3.21%	0
2016	12.086541	12.306548	1.82%	0
2015	12.344734	12.086541	-2.09%	0
2014	12.168426	12.344734	1.45%	0
2013	11.886917	12.168426	2.37%	0
2012	11.574631	11.886917	2.70%	0
2011	11.515011	11.574631	0.52%	0
2010	11.135867	11.515011	3.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.598617	11.694837	10.34%	0
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
1128

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.881202	12.245733	12.54%	0
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.621036	17.960813	14.98%	0
2018	16.962610	15.621036	-7.91%	0
2017	15.381287	16.962610	10.28%	0
2016	14.700349	15.381287	4.63%	0
2015	15.104694	14.700349	-2.68%	0
2014	14.706244	15.104694	2.71%	0
2013	12.912972	14.706244	13.89%	0
2012	11.934143	12.912972	8.20%	0
2011	12.225672	11.934143	-2.38%	0
2010	11.287808	12.225672	8.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	17.138848	20.389327	18.97%	0
2018	19.023626	17.138848	-9.91%	0
2017	16.695446	19.023626	13.95%	0
2016	15.759443	16.695446	5.94%	0
2015	16.257395	15.759443	-3.06%	0
2014	15.862335	16.257395	2.49%	0
2013	13.273620	15.862335	19.50%	0
2012	11.949506	13.273620	11.08%	0
2011	12.502385	11.949506	-4.42%	0
2010	11.346772	12.502385	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	14.104414	15.630024	10.82%	0
2018	15.005774	14.104414	-6.01%	0
2017	14.069823	15.005774	6.65%	0
2016	13.630138	14.069823	3.23%	0
2015	13.962443	13.630138	-2.38%	0
2014	13.651446	13.962443	2.28%	0
2013	12.652101	13.651446	7.90%	0
2012	11.993084	12.652101	5.49%	0
2011	12.032852	11.993084	-0.33%	0
2010	11.355232	12.032852	5.97%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.398994	3.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.697677	6.98%	0
1129

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.600681	21.159690	27.46%	0
2018	17.542315	16.600681	-5.37%	0
2017	13.796050	17.542315	27.15%	0
2016	13.824396	13.796050	-0.21%	0
2015	13.687035	13.824396	1.00%	0
2014	12.691902	13.687035	7.84%	0
2013	9.646040	12.691902	31.58%	0
2012	8.490151	9.646040	13.61%	0
2011	8.954267	8.490151	-5.18%	0
2010	7.938320	8.954267	12.80%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.681892	12.409638	16.17%	0
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.987874	14.279535	19.12%	0
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	26.675854	35.847757	34.38%	0
2018	27.673799	26.675854	-3.61%	0
2017	22.258230	27.673799	24.33%	0
2016	21.993484	22.258230	1.20%	0
2015	21.431265	21.993484	2.62%	0
2014	20.171928	21.431265	6.24%	0
2013	15.110917	20.171928	33.49%	0
2012	13.038970	15.110917	15.89%	0
2011	13.657171	13.038970	-4.53%	0
2010	12.854454	13.657171	6.24%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.154637	27.465308	23.97%	0
2018	25.031005	22.154637	-11.49%	0
2017	23.585441	25.031005	6.13%	0
2016	20.052850	23.585441	17.62%	0
2015	21.452736	20.052850	-6.53%	0
2014	19.421168	21.452736	10.46%	0
2013	15.078430	19.421168	28.80%	0
2012	13.467458	15.078430	11.96%	0
2011	13.702307	13.467458	-1.71%	0
2010	12.366751	13.702307	10.80%	0
1130

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.348196	33.555936	22.70%	0
2018	31.608741	27.348196	-13.48%	0
2017	27.955863	31.608741	13.07%	0
2016	23.798117	27.955863	17.47%	0
2015	25.004544	23.798117	-4.82%	0
2014	23.401769	25.004544	6.85%	0
2013	18.012002	23.401769	29.92%	0
2012	15.702713	18.012002	14.71%	0
2011	16.499698	15.702713	-4.83%	0
2010	13.388376	16.499698	23.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.282980	9.426889	13.81%	0
2018	10.241180	8.282980	-19.12%	0
2017	8.531094	10.241180	20.05%	0
2016	8.302025	8.531094	2.76%	0
2015	8.960633	8.302025	-7.35%	0
2014*	10.000000	8.960633	-10.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.214209	19.855262	22.46%	0
2018	18.782764	16.214209	-13.68%	0
2017	16.792203	18.782764	11.85%	0
2016	14.778811	16.792203	13.62%	0
2015	15.626988	14.778811	-5.43%	0
2014	14.480026	15.626988	7.92%	0
2013	10.948338	14.480026	32.26%	0
2012	9.517361	10.948338	15.04%	0
2011	10.349387	9.517361	-8.04%	0
2010*	10.000000	10.349387	3.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.148580	16.062188	22.16%	0
2018	15.267496	13.148580	-13.88%	0
2017	13.670458	15.267496	11.68%	0
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
1131

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.672916	20.163568	20.94%	0
2018	19.663404	16.672916	-15.21%	0
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	10.037598	13.302201	32.52%	0
2018	11.167332	10.037598	-10.12%	0
2017	9.153642	11.167332	22.00%	0
2016	8.654560	9.153642	5.77%	0
2015	8.796352	8.654560	-1.61%	0
2014	8.761713	8.796352	0.40%	0
2013	6.218305	8.761713	40.90%	0
2012	5.613917	6.218305	10.77%	0
2011	5.786269	5.613917	-2.98%	0
2010	4.723365	5.786269	22.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	27.635709	32.113902	16.20%	0
2018	34.083175	27.635709	-18.92%	0
2017	32.000684	34.083175	6.51%	0
2016	26.020623	32.000684	22.98%	0
2015	28.354630	26.020623	-8.23%	0
2014	27.131787	28.354630	4.51%	0
2013	19.789260	27.131787	37.10%	0
2012	16.826320	19.789260	17.61%	0
2011	18.150860	16.826320	-7.30%	0
2010	14.681321	18.150860	23.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	21.050563	25.828157	22.70%	0
2018	24.678193	21.050563	-14.70%	0
2017	22.267024	24.678193	10.83%	0
2016	18.562939	22.267024	19.95%	0
2015	19.325746	18.562939	-3.95%	0
2014	19.630877	19.325746	-1.55%	0
2013	14.266835	19.630877	37.60%	0
2012	12.649892	14.266835	12.78%	0
2011	13.716237	12.649892	-7.77%	0
2010	11.208133	13.716237	22.38%	0
1132

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	15.836049	19.485748	23.05%	0
2018	17.216362	15.836049	-8.02%	0
2017	14.862244	17.216362	15.84%	0
2016	13.821301	14.862244	7.53%	0
2015	14.199920	13.821301	-2.67%	0
2014	13.147626	14.199920	8.00%	0
2013	9.702519	13.147626	35.51%	0
2012	8.911805	9.702519	8.87%	0
2011	9.425564	8.911805	-5.45%	0
2010	7.810426	9.425564	20.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.704330	16.214740	27.63%	0
2018	13.543122	12.704330	-6.19%	0
2017	13.021986	13.543122	4.00%	0
2016	12.421559	13.021986	4.83%	0
2015	13.440599	12.421559	-7.58%	0
2014	10.679155	13.440599	25.86%	0
2013	10.612991	10.679155	0.62%	0
2012	9.387043	10.612991	13.06%	0
2011	9.025690	9.387043	4.00%	0
2010	7.099743	9.025690	27.13%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.122307	19.321094	27.77%	0
2018	16.281843	15.122307	-7.12%	0
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.340687	9.493995	1.64%	0
2018	9.488896	9.340687	-1.56%	0
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
1133

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.483441	16.453018	22.02%	0
2018	15.576868	13.483441	-13.44%	0
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	15.799812	21.176359	34.03%	0
2018	17.372576	15.799812	-9.05%	0
2017	13.926425	17.372576	24.75%	0
2016	13.394613	13.926425	3.97%	0
2015	13.742454	13.394613	-2.53%	0
2014	13.527395	13.742454	1.59%	0
2013	9.969936	13.527395	35.68%	0
2012	8.886056	9.969936	12.20%	0
2011	9.501362	8.886056	-6.48%	0
2010	7.672185	9.501362	23.84%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.796947	13.967802	29.37%	0
2018	11.834495	10.796947	-8.77%	0
2017	9.728739	11.834495	21.64%	0
2016	9.564194	9.728739	1.72%	0
2015*	10.000000	9.564194	-4.36%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.805323	8.915406	1.25%	0
2018	8.927261	8.805323	-1.37%	0
2017	9.060748	8.927261	-1.47%	0
2016	9.166422	9.060748	-1.15%	0
2015	9.369808	9.166422	-2.17%	0
2014	9.537130	9.369808	-1.75%	0
2013	9.706780	9.537130	-1.75%	0
2012	9.503329	9.706780	2.14%	0
2011	9.703386	9.503329	-2.06%	0
2010	9.438083	9.703386	2.81%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	20.482718	25.178828	22.93%	0
2018	22.252738	20.482718	-7.95%	0
2017	19.240631	22.252738	15.65%	0
2016	17.933718	19.240631	7.29%	0
2015	18.450852	17.933718	-2.80%	0
2014	17.117715	18.450852	7.79%	0
2013	12.739092	17.117715	34.37%	0
2012	11.755683	12.739092	8.37%	0
2011	12.420640	11.755683	-5.35%	0
2010	10.353070	12.420640	19.97%	0
1134

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.110049	11.031870	9.12%	0
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.114179	11.323652	11.96%	0
2018	10.884137	10.114179	-7.07%	0
2017	10.152421	10.884137	7.21%	0
2016	9.182738	10.152421	10.56%	0
2015	9.631528	9.182738	-4.66%	0
2014*	10.000000	9.631528	-3.68%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.339068	10.794502	4.40%	0
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.213216	10.364531	1.48%	0
2018	10.435629	10.213216	-2.13%	0
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
1135

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	11.746637	12.438148	5.89%	0
2018	12.303176	11.746637	-4.52%	0
2017	12.153388	12.303176	1.23%	0
2016	11.831384	12.153388	2.72%	0
2015	12.452923	11.831384	-4.99%	0
2014	12.370214	12.452923	0.67%	0
2013	13.954106	12.370214	-11.35%	0
2012	13.140439	13.954106	6.19%	0
2011	12.049733	13.140439	9.05%	0
2010	11.413884	12.049733	5.57%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.936092	9.964201	0.28%	0
2018	10.033358	9.936092	-0.97%	0
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.602755	14.392884	5.81%	0
2018	14.006961	13.602755	-2.89%	0
2017	13.670323	14.006961	2.46%	0
2016	13.632275	13.670323	0.28%	0
2015	13.899796	13.632275	-1.92%	0
2014	13.651261	13.899796	1.82%	0
2013	14.258630	13.651261	-4.26%	0
2012	13.323599	14.258630	7.02%	0
2011	13.168655	13.323599	1.18%	0
2010	12.473543	13.168655	5.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.071888	10.646334	5.70%	0
2018	10.381539	10.071888	-2.98%	0
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.532715	11.650154	22.21%	0
2018	12.070755	9.532715	-21.03%	0
2017	9.764772	12.070755	23.62%	0
2016*	10.000000	9.764772	-2.35%	0
1136

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	11.018884	12.863638	16.74%	0
2018	12.408029	11.018884	-11.20%	0
2017	12.079474	12.408029	2.72%	0
2016	10.332545	12.079474	16.91%	0
2015	12.087163	10.332545	-14.52%	0
2014	12.837499	12.087163	-5.84%	0
2013	10.865950	12.837499	18.14%	0
2012	10.341617	10.865950	5.07%	0
2011	12.048115	10.341617	-14.16%	0
2010	9.493415	12.048115	26.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.877336	40.040249	25.61%	0
2018	32.371555	31.877336	-1.53%	0
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	17.504112	22.322559	27.53%	0
2018	23.431309	17.504112	-25.30%	0
2017	15.885772	23.431309	47.50%	0
2016	16.250319	15.885772	-2.24%	0
2015	19.349113	16.250319	-16.02%	0
2014	19.897462	19.349113	-2.76%	0
2013	18.189786	19.897462	9.39%	0
2012	14.350727	18.189786	26.75%	0
2011	19.789157	14.350727	-27.48%	0
2010	15.976616	19.789157	23.86%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.930111	5.370121	8.92%	0
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
1137

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	17.248250	18.842044	9.24%	0
2018	24.631182	17.248250	-29.97%	0
2017	25.657908	24.631182	-4.00%	0
2016	18.282307	25.657908	40.34%	0
2015	28.132780	18.282307	-35.01%	0
2014	35.614499	28.132780	-21.01%	0
2013	32.995839	35.614499	7.94%	0
2012	32.685234	32.995839	0.95%	0
2011	40.061236	32.685234	-18.41%	0
2010	31.743877	40.061236	26.20%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	15.476807	19.403105	25.37%	0
2018	18.283715	15.476807	-15.35%	0
2017	14.805350	18.283715	23.49%	0
2016	14.592220	14.805350	1.46%	0
2015	15.423735	14.592220	-5.39%	0
2014	14.333009	15.423735	7.61%	0
2013	10.959404	14.333009	30.78%	0
2012	9.652426	10.959404	13.54%	0
2011	10.608559	9.652426	-9.01%	0
2010	9.669974	10.608559	9.71%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.717610	7.18%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.918335	32.812256	21.90%	0
2018	27.213783	26.918335	-1.09%	0
2017	22.141272	27.213783	22.91%	0
2016	21.042513	22.141272	5.22%	0
2015	22.188616	21.042513	-5.17%	0
2014	23.157582	22.188616	-4.18%	0
2013	15.785353	23.157582	46.70%	0
2012	14.986577	15.785353	5.33%	0
2011	16.086009	14.986577	-6.83%	0
2010	12.993930	16.086009	23.80%	0
1138

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.981045	12.350949	12.48%	0
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	24.455411	28.618923	17.02%	0
2018	29.585777	24.455411	-17.34%	0
2017	26.859625	29.585777	10.15%	0
2016	22.051127	26.859625	21.81%	0
2015	23.957641	22.051127	-7.96%	0
2014	22.531144	23.957641	6.33%	0
2013	16.772489	22.531144	34.33%	0
2012	14.506628	16.772489	15.62%	0
2011	16.265146	14.506628	-10.81%	0
2010	13.164361	16.265146	23.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.189675	11.893385	6.29%	0
2018	11.798956	11.189675	-5.16%	0
2017	11.660153	11.798956	1.19%	0
2016	11.443993	11.660153	1.89%	0
2015	12.022174	11.443993	-4.81%	0
2014	11.924328	12.022174	0.82%	0
2013	13.349569	11.924328	-10.68%	0
2012	12.737840	13.349569	4.80%	0
2011	11.678486	12.737840	9.07%	0
2010	11.382890	11.678486	2.60%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	14.677906	17.756609	20.98%	0
2018	16.150081	14.677906	-9.12%	0
2017	13.732611	16.150081	17.60%	0
2016	12.397624	13.732611	10.77%	0
2015	13.459000	12.397624	-7.89%	0
2014	12.257334	13.459000	9.80%	0
2013	9.246355	12.257334	32.56%	0
2012	8.256817	9.246355	11.98%	0
2011	8.204101	8.256817	0.64%	0
2010	7.363924	8.204101	11.41%	0
1139

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	8.033025	10.068537	25.34%	0
2018	9.709743	8.033025	-17.27%	0
2017	7.581687	9.709743	28.07%	0
2016	8.219574	7.581687	-7.76%	0
2015	8.358351	8.219574	-1.66%	0
2014	9.063014	8.358351	-7.78%	0
2013	7.585734	9.063014	19.47%	0
2012	6.415112	7.585734	18.25%	0
2011	7.472549	6.415112	-14.15%	0
2010	6.757778	7.472549	10.58%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	19.373164	24.420135	26.05%	0
2018	22.775925	19.373164	-14.94%	0
2017	20.891193	22.775925	9.02%	0
2016	17.421612	20.891193	19.92%	0
2015	18.109532	17.421612	-3.80%	0
2014	15.937356	18.109532	13.63%	0
2013	12.549666	15.937356	26.99%	0
2012	11.054067	12.549666	13.53%	0
2011	11.404442	11.054067	-3.07%	0
2010	9.798139	11.404442	16.39%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	25.590414	31.728607	23.99%	0
2018	28.864747	25.590414	-11.34%	0
2017	27.193624	28.864747	6.15%	0
2016	23.124429	27.193624	17.60%	0
2015	24.650662	23.124429	-6.19%	0
2014	22.335277	24.650662	10.37%	0
2013	17.372479	22.335277	28.57%	0
2012	15.536169	17.372479	11.82%	0
2011	15.757568	15.536169	-1.41%	0
2010	14.234110	15.757568	10.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.981512	11.189846	12.11%	0
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.489238	10.108654	6.53%	0
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
1140

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.281850	14.034897	24.40%	0
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.105839	16.211786	14.93%	0
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	24.635738	29.385508	19.28%	0
2018	27.734522	24.635738	-11.17%	0
2017	25.279060	27.734522	9.71%	0
2016	20.599181	25.279060	22.72%	0
2015	21.609170	20.599181	-4.67%	0
2014	21.061869	21.609170	2.60%	0
2013	15.335573	21.061869	37.34%	0
2012	13.576358	15.335573	12.96%	0
2011	13.831700	13.576358	-1.85%	0
2010	11.262678	13.831700	22.81%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	15.158530	19.327867	27.50%	0
2018	16.288505	15.158530	-6.94%	0
2017	13.730300	16.288505	18.63%	0
2016	12.592713	13.730300	9.03%	0
2015	12.761094	12.592713	-1.32%	0
2014	11.527377	12.761094	10.70%	0
2013	8.945597	11.527377	28.86%	0
2012	7.919674	8.945597	12.95%	0
2011	7.964451	7.919674	-0.56%	0
2010	7.105758	7.964451	12.08%	0
1141

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	10.423043	13.668247	31.13%	0
2018	11.172668	10.423043	-6.71%	0
2017	9.924717	11.172668	12.57%	0
2016	9.212422	9.924717	7.73%	0
2015	9.750486	9.212422	-5.52%	0
2014	8.805641	9.750486	10.73%	0
2013	6.715634	8.805641	31.12%	0
2012	6.145272	6.715634	9.28%	0
2011	6.239837	6.145272	-1.52%	0
2010	5.568169	6.239837	12.06%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.424935	20.444485	32.54%	0
2018	16.969269	15.424935	-9.10%	0
2017	13.653344	16.969269	24.29%	0
2016	12.963492	13.653344	5.32%	0
2015	13.618459	12.963492	-4.81%	0
2014	12.908788	13.618459	5.50%	0
2013	10.921303	12.908788	18.20%	0
2012	10.133509	10.921303	7.77%	0
2011	9.523816	10.133509	6.40%	0
2010	8.461695	9.523816	12.55%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.222644	18.093019	18.86%	0
2018	19.276903	15.222644	-21.03%	0
2017	15.840073	19.276903	21.70%	0
2016	13.862017	15.840073	14.27%	0
2015	14.533843	13.862017	-4.62%	0
2014	14.657624	14.533843	-0.84%	0
2013	10.109635	14.657624	44.99%	0
2012	8.591984	10.109635	17.66%	0
2011	10.217728	8.591984	-15.91%	0
2010	7.982242	10.217728	28.01%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.927526	16.114787	24.65%	0
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
1142

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.951676	10.400381	4.51%	0
2018	10.206512	9.951676	-2.50%	0
2017	10.108803	10.206512	0.97%	0
2016	9.506280	10.108803	6.34%	0
2015	9.837648	9.506280	-3.37%	0
2014*	10.000000	9.837648	-1.62%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.247943	16.287438	6.82%	0
2018	15.718177	15.247943	-2.99%	0
2017	15.478941	15.718177	1.55%	0
2016	15.274383	15.478941	1.34%	0
2015	15.688207	15.274383	-2.64%	0
2014	15.486553	15.688207	1.30%	0
2013	15.704838	15.486553	-1.39%	0
2012	14.666128	15.704838	7.08%	0
2011	14.691894	14.666128	-0.18%	0
2010	13.873250	14.691894	5.90%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.308584	15.067393	13.22%	0
2018	14.221430	13.308584	-6.42%	0
2017	12.894873	14.221430	10.29%	0
2016	12.548802	12.894873	2.76%	0
2015	12.897631	12.548802	-2.70%	0
2014	12.663975	12.897631	1.85%	0
2013	11.442819	12.663975	10.67%	0
2012	10.498112	11.442819	9.00%	0
2011	10.786339	10.498112	-2.67%	0
2010	9.802833	10.786339	10.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.417191	15.715446	17.13%	0
2018	14.623091	13.417191	-8.25%	0
2017	12.862920	14.623091	13.68%	0
2016	12.427403	12.862920	3.50%	0
2015	12.779860	12.427403	-2.76%	0
2014	12.510597	12.779860	2.15%	0
2013	11.054430	12.510597	13.17%	0
2012	10.007139	11.054430	10.47%	0
2011	10.369326	10.007139	-3.49%	0
2010	9.277040	10.369326	11.77%	0
1143

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	13.892740	16.864346	21.39%	0
2018	15.454939	13.892740	-10.11%	0
2017	13.105490	15.454939	17.93%	0
2016	12.604980	13.105490	3.97%	0
2015	12.958505	12.604980	-2.73%	0
2014	12.661644	12.958505	2.34%	0
2013	10.677522	12.661644	18.58%	0
2012	9.473894	10.677522	12.70%	0
2011	9.975348	9.473894	-5.03%	0
2010	8.810741	9.975348	13.22%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	19.817621	25.425020	28.30%	0
2018	21.716659	19.817621	-8.74%	0
2017	18.272358	21.716659	18.85%	0
2016	17.347878	18.272358	5.33%	0
2015	17.675905	17.347878	-1.86%	0
2014	16.196634	17.675905	9.13%	0
2013	12.653649	16.196634	28.00%	0
2012	11.147521	12.653649	13.51%	0
2011	11.730423	11.147521	-4.97%	0
2010	10.262791	11.730423	14.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	24.075806	30.847105	28.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	6.754901	7.240512	7.19%	0
2018	9.200940	6.754901	-26.58%	0
2017	9.695633	9.200940	-5.10%	0
2016	7.440422	9.695633	30.31%	0
2015	9.619817	7.440422	-22.66%	0
2014	11.299104	9.619817	-14.86%	0
2013	9.325231	11.299104	21.17%	0
2012	9.123183	9.325231	2.21%	0
2011	9.859796	9.123183	-7.47%	0
2010	8.477929	9.859796	16.30%	0
1144

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	17.162999	21.328392	24.27%	0
2018	19.200487	17.162999	-10.61%	0
2017	17.438273	19.200487	10.11%	0
2016	15.152988	17.438273	15.08%	0
2015	16.187514	15.152988	-6.39%	0
2014	15.265601	16.187514	6.04%	0
2013	12.218208	15.265601	24.94%	0
2012	10.683132	12.218208	14.37%	0
2011	10.852111	10.683132	-1.56%	0
2010	9.661076	10.852111	12.33%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.275601	14.271397	26.57%	0
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.241783	23.676829	37.32%	0
2018	15.726583	17.241783	9.63%	0
2017	11.987994	15.726583	31.19%	0
2016	12.251697	11.987994	-2.15%	0
2015	11.900647	12.251697	2.95%	0
2014	10.876824	11.900647	9.41%	0
2013	8.088469	10.876824	34.47%	0
2012	6.937538	8.088469	16.59%	0
2011	6.956080	6.937538	-0.27%	0
2010	5.763611	6.956080	20.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	13.160780	17.236002	30.96%	0
2018	13.523557	13.160780	-2.68%	0
2017	10.262695	13.523557	31.77%	0
2016	10.439862	10.262695	-1.70%	0
2015	9.991880	10.439862	4.48%	0
2014	9.207425	9.991880	8.52%	0
2013	6.926168	9.207425	32.94%	0
2012	6.195667	6.926168	11.79%	0
2011	6.338755	6.195667	-2.26%	0
2010	5.235077	6.338755	21.08%	0
1145

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	13.037294	14.622970	12.16%	0
2018	13.858678	13.037294	-5.93%	0
2017	13.260802	13.858678	4.51%	0
2016	11.878649	13.260802	11.64%	0
2015	12.645750	11.878649	-6.07%	0
2014	12.818959	12.645750	-1.35%	0
2013	12.405464	12.818959	3.33%	0
2012	11.131075	12.405464	11.45%	0
2011	10.973294	11.131075	1.44%	0
2010	9.880670	10.973294	11.06%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.310175	13.165912	6.95%	0
2018	12.694830	12.310175	-3.03%	0
2017	12.486875	12.694830	1.67%	0
2016	12.227181	12.486875	2.12%	0
2015	12.616925	12.227181	-3.09%	0
2014	12.223806	12.616925	3.22%	0
2013	12.765642	12.223806	-4.24%	0
2012	12.366895	12.765642	3.22%	0
2011	11.818195	12.366895	4.64%	0
2010	11.245189	11.818195	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	15.497258	18.656852	20.39%	0
2018	18.604321	15.497258	-16.70%	0
2017	15.791004	18.604321	17.82%	0
2016	14.430320	15.791004	9.43%	0
2015	15.010351	14.430320	-3.86%	0
2014	14.482137	15.010351	3.65%	0
2013	10.905297	14.482137	32.80%	0
2012	9.737727	10.905297	11.99%	0
2011	11.174354	9.737727	-12.86%	0
2010	8.895540	11.174354	25.62%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	9.325842	11.620951	24.61%	0
2018	11.227841	9.325842	-16.94%	0
2017	8.841424	11.227841	26.99%	0
2016	9.547220	8.841424	-7.39%	0
2015	9.452112	9.547220	1.01%	0
2014	10.545199	9.452112	-10.37%	0
2013	8.287005	10.545199	27.25%	0
2012	7.044235	8.287005	17.64%	0
2011	8.719496	7.044235	-19.21%	0
2010	7.906443	8.719496	10.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.242405	11.090772	20.00%	0
2018	10.124603	9.242405	-8.71%	0
2017*	10.000000	10.124603	1.25%	0
1146

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	18.579770	24.352385	31.07%	0
2018	23.031005	18.579770	-19.33%	0
2017	19.793152	23.031005	16.36%	0
2016	18.522821	19.793152	6.86%	0
2015	19.576400	18.522821	-5.38%	0
2014	18.799670	19.576400	4.13%	0
2013	14.766122	18.799670	27.32%	0
2012	11.903918	14.766122	24.04%	0
2011	13.380096	11.903918	-11.03%	0
2010	10.840862	13.380096	23.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.451289	13.396065	16.98%	0
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	14.059739	15.926005	13.27%	0
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	14.798374	18.248774	23.32%	0
2018	17.405796	14.798374	-14.98%	0
2017	16.115908	17.405796	8.00%	0
2016	12.682424	16.115908	27.07%	0
2015	14.030833	12.682424	-9.61%	0
2014	14.294318	14.030833	-1.84%	0
2013	10.749999	14.294318	32.97%	0
2012	9.304096	10.749999	15.54%	0
2011	9.904920	9.304096	-6.07%	0
2010	7.914565	9.904920	25.15%	0
1147

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.396839	11.619804	23.66%	0
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	13.487032	14.853196	10.13%	0
2018	16.311309	13.487032	-17.31%	0
2017	14.280566	16.311309	14.22%	0
2016	13.611275	14.280566	4.92%	0
2015	14.885147	13.611275	-8.56%	0
2014	17.114608	14.885147	-13.03%	0
2013	14.224631	17.114608	20.32%	0
2012	12.289758	14.224631	15.74%	0
2011	14.060126	12.289758	-12.59%	0
2010	13.255616	14.060126	6.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.710817	8.468682	9.83%	0
2018	9.344590	7.710817	-17.48%	0
2017	8.204134	9.344590	13.90%	0
2016	7.842589	8.204134	4.61%	0
2015	8.593488	7.842589	-8.74%	0
2014*	10.000000	8.593488	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.215261	9.175133	-0.44%	0
2018	9.263639	9.215261	-0.52%	0
2017	9.311484	9.263639	-0.51%	0
2016	9.267483	9.311484	0.47%	0
2015	9.922579	9.267483	-6.60%	0
2014*	10.000000	9.922579	-0.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.009209	12.027592	9.25%	0
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0
1148

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.092610	9.319284	2.49%	0
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.407981	13.517078	18.49%	0
2018	12.730106	11.407981	-10.39%	0
2017	11.335329	12.730106	12.30%	0
2016	10.521518	11.335329	7.73%	0
2015	10.852560	10.521518	-3.05%	0
2014	10.589505	10.852560	2.48%	0
2013	9.095675	10.589505	16.42%	0
2012	7.995032	9.095675	13.77%	0
2011	9.729172	7.995032	-17.82%	0
2010	8.616351	9.729172	12.92%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.141732	19.611345	29.52%	0
2018	16.702587	15.141732	-9.34%	0
2017	13.725898	16.702587	21.69%	0
2016	12.942525	13.725898	6.05%	0
2015	13.271352	12.942525	-2.48%	0
2014	12.028077	13.271352	10.34%	0
2013	9.441983	12.028077	27.39%	0
2012	8.355291	9.441983	13.01%	0
2011	8.947489	8.355291	-6.62%	0
2010	7.382597	8.947489	21.20%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.222040	16.672119	17.23%	0
2018	15.459294	14.222040	-8.00%	0
2017	13.846170	15.459294	11.65%	0
2016	13.133077	13.846170	5.43%	0
2015	13.441645	13.133077	-2.30%	0
2014	12.906097	13.441645	4.15%	0
2013	11.565943	12.906097	11.59%	0
2012	10.461044	11.565943	10.56%	0
2011	10.648094	10.461044	-1.76%	0
2010	9.867564	10.648094	7.91%	0
1149

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	15.784767	19.063260	20.77%	0
2018	18.098165	15.784767	-12.78%	0
2017	16.154914	18.098165	12.03%	0
2016	13.487351	16.154914	19.78%	0
2015	14.500686	13.487351	-6.99%	0
2014	13.806420	14.500686	5.03%	0
2013	10.618929	13.806420	30.02%	0
2012	9.420189	10.618929	12.73%	0
2011	10.089962	9.420189	-6.64%	0
2010	8.864958	10.089962	13.82%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.269660	17.738703	9.03%	0
2018	17.388718	16.269660	-6.44%	0
2017	16.769723	17.388718	3.69%	0
2016	14.619686	16.769723	14.71%	0
2015	15.595666	14.619686	-6.26%	0
2014	15.587349	15.595666	0.05%	0
2013	14.872641	15.587349	4.81%	0
2012	13.266775	14.872641	12.10%	0
2011	13.597217	13.266775	-2.43%	0
2010	12.068987	13.597217	12.66%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	17.002724	20.341459	19.64%	0
2018	19.950068	17.002724	-14.77%	0
2017	19.710318	19.950068	1.22%	0
2016	15.949858	19.710318	23.58%	0
2015	17.500388	15.949858	-8.86%	0
2014	18.181980	17.500388	-3.75%	0
2013	13.618137	18.181980	33.51%	0
2012	11.676022	13.618137	16.63%	0
2011	12.540540	11.676022	-6.89%	0
2010	10.541640	12.540540	18.96%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	16.809217	20.786352	23.66%	0
2018	19.793205	16.809217	-15.08%	0
2017	17.833684	19.793205	10.99%	0
2016	14.414403	17.833684	23.72%	0
2015	15.845461	14.414403	-9.03%	0
2014	16.088263	15.845461	-1.51%	0
2013	12.363650	16.088263	30.13%	0
2012	10.816665	12.363650	14.30%	0
2011	11.980055	10.816665	-9.71%	0
2010	10.419812	11.980055	14.97%	0
1150

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	15.574491	19.104418	22.66%	0
2018	17.793445	15.574491	-12.47%	0
2017	14.895808	17.793445	19.45%	0
2016	13.451141	14.895808	10.74%	0
2015	13.962690	13.451141	-3.66%	0
2014	13.148783	13.962690	6.19%	0
2013	9.531701	13.148783	37.95%	0
2012	8.755013	9.531701	8.87%	0
2011	9.149140	8.755013	-4.31%	0
2010	7.205269	9.149140	26.98%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	16.611113	21.712107	30.71%	0
2018	17.663964	16.611113	-5.96%	0
2017	13.909226	17.663964	26.99%	0
2016	13.107185	13.909226	6.12%	0
2015	12.730522	13.107185	2.96%	0
2014	11.318856	12.730522	12.47%	0
2013	9.040865	11.318856	25.20%	0
2012	8.367184	9.040865	8.05%	0
2011	8.959721	8.367184	-6.61%	0
2010	7.869711	8.959721	13.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.603489	22.161458	33.47%	0
2018	17.654056	16.603489	-5.95%	0
2017	14.203288	17.654056	24.30%	0
2016	14.228888	14.203288	-0.18%	0
2015	13.883677	14.228888	2.49%	0
2014	13.117973	13.883677	5.84%	0
2013	9.590870	13.117973	36.78%	0
2012*	10.000000	9.590870	-4.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.054292	24.039829	33.15%	0
2018	19.249796	18.054292	-6.21%	0
2017	15.525468	19.249796	23.99%	0
2016	15.591705	15.525468	-0.42%	0
2015	15.250711	15.591705	2.24%	0
2014	14.445714	15.250711	5.57%	0
2013	10.587426	14.445714	36.44%	0
2012	9.566704	10.587426	10.67%	0
1151

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	16.630824	20.933180	25.87%	0
2018	18.809513	16.630824	-11.58%	0
2017	17.027272	18.809513	10.47%	0
2016	15.820934	17.027272	7.62%	0
2015	17.202664	15.820934	-8.03%	0
2014	16.298026	17.202664	5.55%	0
2013	12.919700	16.298026	26.15%	0
2012	11.624426	12.919700	11.14%	0
2011	11.917210	11.624426	-2.46%	0
2010	11.145105	11.917210	6.93%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.270045	15.589303	17.48%	0
2018	15.026490	13.270045	-11.69%	0
2017	13.865346	15.026490	8.37%	0
2016	12.339036	13.865346	12.37%	0
2015	12.939296	12.339036	-4.64%	0
2014	12.158954	12.939296	6.42%	0
2013	9.951676	12.158954	22.18%	0
2012	9.057841	9.951676	9.87%	0
2011*	10.000000	9.057841	-9.42%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.506601	13.813483	20.05%	0
2018	12.564134	11.506601	-8.42%	0
2017	11.386337	12.564134	10.34%	0
2016	11.432258	11.386337	-0.40%	0
2015	11.889420	11.432258	-3.85%	0
2014	10.627852	11.889420	11.87%	0
2013	10.601577	10.627852	0.25%	0
2012	8.478598	10.601577	25.04%	0
2011	9.291497	8.478598	-8.75%	0
2010	8.100965	9.291497	14.70%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.196878	24.826314	29.32%	0
2018	19.495377	19.196878	-1.53%	0
2017	17.244158	19.495377	13.05%	0
2016	19.954110	17.244158	-13.58%	0
2015	19.818019	19.954110	0.69%	0
2014	16.967782	19.818019	16.80%	0
2013	12.369776	16.967782	37.17%	0
2012	10.483652	12.369776	17.99%	0
2011	10.332788	10.483652	1.46%	0
2010	10.054570	10.332788	2.77%	0
1152

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	18.210886	22.852399	25.49%	0
2018	21.948501	18.210886	-17.03%	0
2017	18.281319	21.948501	20.06%	0
2016	18.814604	18.281319	-2.83%	0
2015	19.739975	18.814604	-4.69%	0
2014	20.158648	19.739975	-2.08%	0
2013	17.354486	20.158648	16.16%	0
2012	15.391502	17.354486	12.75%	0
2011	16.909314	15.391502	-8.98%	0
2010	15.350200	16.909314	10.16%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.552295	15.318405	22.04%	0
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	12.814751	17.034398	32.93%	0
2018	13.929800	12.814751	-8.00%	0
2017	11.251911	13.929800	23.80%	0
2016	11.787450	11.251911	-4.54%	0
2015	11.663997	11.787450	1.06%	0
2014	10.355175	11.663997	12.64%	0
2013	8.177683	10.355175	26.63%	0
2012	7.342537	8.177683	11.37%	0
2011	7.610161	7.342537	-3.52%	0
2010	7.126105	7.610161	6.79%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	8.674379	11.798792	36.02%	0
2018	9.464689	8.674379	-8.35%	0
2017	7.528935	9.464689	25.71%	0
2016	7.537612	7.528935	-0.12%	0
2015	7.244400	7.537612	4.05%	0
2014	7.016709	7.244400	3.24%	0
2013	5.286749	7.016709	32.72%	0
2012	4.651943	5.286749	13.65%	0
2011	4.714446	4.651943	-1.33%	0
2010	3.789460	4.714446	24.41%	0
1153

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	17.646340	22.697639	28.63%	0
2018	20.828192	17.646340	-15.28%	0
2017	15.613757	20.828192	33.40%	0
2016	15.983561	15.613757	-2.31%	0
2015	15.755236	15.983561	1.45%	0
2014	15.780957	15.755236	-0.16%	44
2013	12.700640	15.780957	24.25%	44
2012	10.731554	12.700640	18.35%	44
2011	11.988965	10.731554	-10.49%	44
2010	10.592415	11.988965	13.18%	44
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.518027	10.293234	8.14%	0
2018	10.202060	9.518027	-6.70%	0
2017	9.835293	10.202060	3.73%	0
2016	9.458542	9.835293	3.98%	0
2015	9.915311	9.458542	-4.61%	0
2014	9.878707	9.915311	0.37%	0
2013	10.135060	9.878707	-2.53%	0
2012*	10.000000	10.135060	1.35%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.301684	10.367290	24.88%	0
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	14.443107	18.618875	28.91%	0
2018	16.067514	14.443107	-10.11%	0
2017	14.080413	16.067514	14.11%	0
2016	12.924208	14.080413	8.95%	0
2015	12.815482	12.924208	0.85%	0
2014	11.861067	12.815482	8.05%	0
2013	9.222302	11.861067	28.61%	0
2012	8.085435	9.222302	14.06%	0
2011	8.285035	8.085435	-2.41%	0
2010	7.310954	8.285035	13.32%	0
1154

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	15.980753	19.726012	23.44%	0
2018	18.261404	15.980753	-12.49%	0
2017	16.389005	18.261404	11.42%	0
2016	14.223077	16.389005	15.23%	0
2015	15.486465	14.223077	-8.16%	0
2014	14.175607	15.486465	9.25%	0
2013	10.299469	14.175607	37.63%	0
2012	8.944451	10.299469	15.15%	0
2011	9.371310	8.944451	-4.55%	0
2010	7.780427	9.371310	20.45%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	21.922031	26.055619	18.86%	0
2018	23.756387	21.922031	-7.72%	0
2017	20.578437	23.756387	15.44%	0
2016	21.638835	20.578437	-4.90%	0
2015	24.190180	21.638835	-10.55%	0
2014	26.162757	24.190180	-7.54%	0
2013	21.422040	26.162757	22.13%	0
2012	18.418093	21.422040	16.31%	0
2011	20.335585	18.418093	-9.43%	0
2010	19.172027	20.335585	6.07%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	22.364146	24.270576	8.52%	0
2018	23.412300	22.364146	-4.48%	0
2017	22.484674	23.412300	4.13%	0
2016	19.826601	22.484674	13.41%	0
2015	21.727611	19.826601	-8.75%	0
2014	21.845773	21.727611	-0.54%	0
2013	20.256066	21.845773	7.85%	0
2012	17.494174	20.256066	15.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	24.795070	33.381850	34.63%	0
2018	25.423186	24.795070	-2.47%	0
2017	20.525691	25.423186	23.86%	0
2016	19.817105	20.525691	3.58%	0
2015	21.550138	19.817105	-8.04%	0
2014	20.469250	21.550138	5.28%	0
2013	16.140278	20.469250	26.82%	0
2012	14.563312	16.140278	10.83%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.417744	10.044509	6.66%	0
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
1155

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	17.390133	23.227681	33.57%	0
2018	17.519133	17.390133	-0.74%	0
2017	13.806944	17.519133	26.89%	0
2016	13.875992	13.806944	-0.50%	0
2015	12.701016	13.875992	9.25%	0
2014	11.997415	12.701016	5.86%	0
2013	9.391608	11.997415	27.75%	0
2012	7.769354	9.391608	20.88%	0
2011	8.553824	7.769354	-9.17%	0
2010	8.230746	8.553824	3.93%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.184405	14.395172	41.35%	0
2018	10.342289	10.184405	-1.53%	0
2017	7.311689	10.342289	41.45%	0
2016	6.579568	7.311689	11.13%	0
2015	6.442082	6.579568	2.13%	0
2014	6.036232	6.442082	6.72%	0
2013	4.567940	6.036232	32.14%	0
2012	3.928276	4.567940	16.28%	0
2011	4.406180	3.928276	-10.85%	0
2010	3.629049	4.406180	21.41%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.123442	11.282609	23.67%	0
2018	11.016754	9.123442	-17.19%	0
2017	8.628690	11.016754	27.68%	0
2016	9.475932	8.628690	-8.94%	0
2015	10.646474	9.475932	-10.99%	0
2014	12.410258	10.646474	-14.21%	0
2013	11.126335	12.410258	11.54%	0
2012	10.072958	11.126335	10.46%	0
2011	15.253061	10.072958	-33.96%	0
2010	12.500384	15.253061	22.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	23.039151	28.503902	23.72%	0
2018	26.778726	23.039151	-13.96%	0
2017	24.115722	26.778726	11.04%	0
2016	21.541427	24.115722	11.95%	0
2015	22.673242	21.541427	-4.99%	0
2014	20.181800	22.673242	12.34%	0
2013	15.629341	20.181800	29.13%	0
2012	13.303671	15.629341	17.48%	0
2011	13.341827	13.303671	-0.29%	0
2010	11.072596	13.341827	20.49%	0
1156

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.558027	9.867967	15.31%	0
2018	10.768028	8.558027	-20.52%	0
2017	8.630352	10.768028	24.77%	0
2016	7.320645	8.630352	17.89%	0
2015	9.382652	7.320645	-21.98%	0
2014*	10.000000	9.382652	-6.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	21.646078	29.846800	37.89%	0
2018	22.569151	21.646078	-4.09%	0
2017	18.302821	22.569151	23.31%	0
2016	17.235146	18.302821	6.19%	0
2015	18.046268	17.235146	-4.49%	0
2014	19.988213	18.046268	-9.72%	0
2013	14.501904	19.988213	37.83%	0
2012	12.290818	14.501904	17.99%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	20.735034	26.208714	26.40%	0
2018	23.702852	20.735034	-12.52%	0
2017	20.693803	23.702852	14.54%	0
2016	18.634168	20.693803	11.05%	0
2015	19.272412	18.634168	-3.31%	0
2014	17.918208	19.272412	7.56%	0
2013	13.539162	17.918208	32.34%	0
2012	11.971492	13.539162	13.10%	0
2011	12.322742	11.971492	-2.85%	0
2010	11.352239	12.322742	8.55%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.776929	7.77%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.322682	20.017807	22.64%	0
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
1157

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	11.877601	12.853867	8.22%	0
2018	12.251088	11.877601	-3.05%	0
2017	11.813927	12.251088	3.70%	0
2016	11.406543	11.813927	3.57%	0
2015	11.763644	11.406543	-3.04%	0
2014	11.175070	11.763644	5.27%	0
2013	11.486296	11.175070	-2.71%	0
2012	10.754206	11.486296	6.81%	0
2011	10.428913	10.754206	3.12%	0
2010	9.972774	10.428913	4.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	25.388503	28.310823	11.51%	0
2018	27.958207	25.388503	-9.19%	0
2017	26.108535	27.958207	7.08%	0
2016	24.194973	26.108535	7.91%	0
2015	25.069745	24.194973	-3.49%	0
2014	24.955688	25.069745	0.46%	0
2013	28.021372	24.955688	-10.94%	0
2012	24.340165	28.021372	15.12%	0
2011	23.298503	24.340165	4.47%	0
2010	21.751497	23.298503	7.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.046497	11.289936	24.80%	0
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	14.076073	16.179651	14.94%	0
2018	15.427652	14.076073	-8.76%	0
2017	13.612965	15.427652	13.33%	0
2016	13.210082	13.612965	3.05%	0
2015	14.459752	13.210082	-8.64%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.371910	19.814154	21.03%	0
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
1158

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.640558	17.258918	17.88%	0
2018	15.788806	14.640558	-7.27%	0
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.144582	10.790584	6.37%	0
2018	10.508215	10.144582	-3.46%	0
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.190246	21.297450	31.54%	0
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	18.018053	22.911706	27.16%	0
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
1159

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	15.034759	18.440339	22.65%	0
2018	15.750785	15.034759	-4.55%	0
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.222376	16.219282	6.55%	0
2018	15.973385	15.222376	-4.70%	0
2017	15.390601	15.973385	3.79%	0
2016	14.513049	15.390601	6.05%	0
2015	15.312547	14.513049	-5.22%	0
2014	15.102549	15.312547	1.39%	0
2013	15.649922	15.102549	-3.50%	0
2012	14.285700	15.649922	9.55%	0
2011	13.866750	14.285700	3.02%	0
2010	12.847408	13.866750	7.93%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	12.795475	15.899201	24.26%	0
2018	14.137838	12.795475	-9.49%	0
2017	12.275305	14.137838	15.17%	0
2016	10.668095	12.275305	15.07%	0
2015	11.665286	10.668095	-8.55%	0
2014	10.948376	11.665286	6.55%	0
2013	8.269997	10.948376	32.39%	0
2012	7.153040	8.269997	15.62%	0
2011	7.503065	7.153040	-4.67%	0
2010	6.640118	7.503065	13.00%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.342332	11.602738	12.19%	0
2018	11.578999	10.342332	-10.68%	0
2017	10.016431	11.578999	15.60%	0
2016*	10.000000	10.016431	0.16%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
1160

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	17.756283	19.884800	11.99%	0
2018	18.757924	17.756283	-5.34%	0
2017	18.001495	18.757924	4.20%	0
2016	16.155789	18.001495	11.42%	0
2015	16.996294	16.155789	-4.95%	0
2014	16.981161	16.996294	0.09%	0
2013	16.249492	16.981161	4.50%	0
2012	14.534306	16.249492	11.80%	0
2011	14.343240	14.534306	1.33%	0
2010	12.987386	14.343240	10.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	14.972900	18.715892	25.00%	0
2018	16.111072	14.972900	-7.06%	0
2017	13.220150	16.111072	21.87%	0
2016	11.922559	13.220150	10.88%	0
2015	12.349095	11.922559	-3.45%	0
2014	11.869446	12.349095	4.04%	0
2013	8.455799	11.869446	40.37%	0
2012	7.408969	8.455799	14.13%	0
2011	8.588767	7.408969	-13.74%	0
2010	7.611833	8.588767	12.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.337489	15.423436	25.01%	0
2018	13.309131	12.337489	-7.30%	0
2017	10.929259	13.309131	21.78%	0
2016*	10.000000	10.929259	9.29%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	15.836850	20.580694	29.95%	0
2018	19.425726	15.836850	-18.47%	0
2017	15.823616	19.425726	22.76%	0
2016	16.563104	15.823616	-4.46%	0
2015	17.054286	16.563104	-2.88%	0
2014	17.651681	17.054286	-3.38%	0
2013	14.902103	17.651681	18.45%	0
2012	13.172602	14.902103	13.13%	0
2011	14.883459	13.172602	-11.50%	0
2010	13.360312	14.883459	11.40%	0
1161

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.394401	20.690365	26.20%	0
2018	16.800409	16.394401	-2.42%	0
2017	14.281208	16.800409	17.64%	0
2016	13.135353	14.281208	8.72%	0
2015	13.333653	13.135353	-1.49%	0
2014	12.181702	13.333653	9.46%	0
2013	9.520156	12.181702	27.96%	0
2012	8.540769	9.520156	11.47%	0
2011	8.704321	8.540769	-1.88%	0
2010	7.860922	8.704321	10.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.310321	14.893723	20.99%	0
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.787457	13.365953	13.39%	0
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.265597	14.394292	17.36%	0
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
1162

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.837557	11.706162	8.01%	0
2018	11.402618	10.837557	-4.96%	0
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.491214	11.657895	11.12%	0
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.766495	12.127973	12.65%	0
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.076584	13.925433	15.31%	0
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
1163

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.264166	14.630898	19.30%	0
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.560655	12.896907	11.56%	0
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.726826	13.972401	9.79%	0
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.503036	12.231048	6.33%	0
2018	11.837100	11.503036	-2.82%	0
2017	11.616596	11.837100	1.90%	0
2016	11.297477	11.616596	2.82%	0
2015	11.659275	11.297477	-3.10%	0
2014	11.371126	11.659275	2.53%	0
2013	11.877809	11.371126	-4.27%	0
2012	11.294826	11.877809	5.16%	0
2011	10.855838	11.294826	4.04%	0
2010	10.389603	10.855838	4.49%	0
1164

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.833806	12.657882	6.96%	0
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.984749	11.671369	16.89%	0
2018	11.392101	9.984749	-12.35%	0
2017	9.900652	11.392101	15.06%	0
2016	9.106419	9.900652	8.72%	0
2015*	10.000000	9.106419	-8.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.872301	11.322876	14.69%	0
2018	10.974519	9.872301	-10.04%	0
2017	9.877329	10.974519	11.11%	0
2016	9.303671	9.877329	6.17%	0
2015*	10.000000	9.303671	-6.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	17.380711	20.856012	20.00%	0
2018	21.567188	17.380711	-19.41%	0
2017	15.614862	21.567188	38.12%	0
2016	14.851621	15.614862	5.14%	0
2015	18.114755	14.851621	-18.01%	0
2014	19.641971	18.114755	-7.78%	0
2013	19.976084	19.641971	-1.67%	0
2012	17.461891	19.976084	14.40%	0
2011	23.047750	17.461891	-24.24%	0
2010	20.325988	23.047750	13.39%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.491439	13.993322	3.72%	0
2018	13.831680	13.491439	-2.46%	0
2017	13.881517	13.831680	-0.36%	0
2016	14.117216	13.881517	-1.67%	0
2015	14.480134	14.117216	-2.51%	0
2014	14.187933	14.480134	2.06%	0
2013	15.151331	14.187933	-6.36%	0
2012	15.064355	15.151331	0.58%	0
2011	14.389712	15.064355	4.69%	0
2010	14.070686	14.389712	2.27%	0
1165

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.311159	8.256191	-0.66%	0
2018	8.399847	8.311159	-1.06%	0
2017	8.569706	8.399847	-1.98%	0
2016	8.779182	8.569706	-2.39%	0
2015	8.995056	8.779182	-2.40%	0
2014	9.216245	8.995056	-2.40%	0
2013	9.442872	9.216245	-2.40%	0
2012	9.675717	9.442872	-2.41%	0
2011	9.912974	9.675717	-2.39%	0
2010	10.156721	9.912974	-2.40%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.327087	13.169150	16.26%	0
2018	13.580868	11.327087	-16.60%	0
2017	10.916728	13.580868	24.40%	0
2016	11.088076	10.916728	-1.55%	0
2015	11.719075	11.088076	-5.38%	0
2014	12.061381	11.719075	-2.84%	0
2013	10.487628	12.061381	15.01%	0
2012	9.295268	10.487628	12.83%	0
2011	10.554087	9.295268	-11.93%	0
2010	9.544765	10.554087	10.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.585258	10.155805	18.29%	0
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	17.783434	21.475791	20.76%	0
2018	19.993750	17.783434	-11.06%	0
2017	17.296243	19.993750	15.60%	0
2016	16.187706	17.296243	6.85%	0
2015	16.753018	16.187706	-3.37%	0
2014	16.349887	16.753018	2.47%	0
2013	13.164702	16.349887	24.19%	0
2012	11.638283	13.164702	13.12%	0
2011	12.411894	11.638283	-6.23%	0
2010	11.093930	12.411894	11.88%	0
1166

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.846773	16.713508	12.57%	0
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	12.072194	12.905703	6.90%	0
2018	12.597909	12.072194	-4.17%	0
2017	12.212794	12.597909	3.15%	0
2016	12.000592	12.212794	1.77%	0
2015	12.263233	12.000592	-2.14%	0
2014	12.094275	12.263233	1.40%	0
2013	11.820533	12.094275	2.32%	0
2012	11.515908	11.820533	2.65%	0
2011	11.462444	11.515908	0.47%	0
2010	11.090715	11.462444	3.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
1167

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.849645	12.203968	12.48%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.486209	17.796673	14.92%	0
2018	16.824877	15.486209	-7.96%	0
2017	15.264184	16.824877	10.22%	0
2016	14.595884	15.264184	4.58%	0
2015	15.005032	14.595884	-2.73%	0
2014	14.616686	15.005032	2.66%	0
2013	12.840899	14.616686	13.83%	0
2012	11.873625	12.840899	8.15%	0
2011	12.169890	11.873625	-2.43%	0
2010	11.242051	12.169890	8.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	16.990851	20.202914	18.90%	0
2018	18.869069	16.990851	-9.95%	0
2017	16.568263	18.869069	13.89%	0
2016	15.647379	16.568263	5.89%	0
2015	16.150051	15.647379	-3.11%	0
2014	15.765676	16.150051	2.44%	3,325
2013	13.199495	15.765676	19.44%	3,325
2012	11.888871	13.199495	11.02%	3,325
2011	12.445307	11.888871	-4.47%	3,325
2010	11.300752	12.445307	10.13%	3,325
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.982596	15.487101	10.76%	0
2018	14.883844	13.982596	-6.06%	0
2017	13.962627	14.883844	6.60%	0
2016	13.533214	13.962627	3.17%	0
2015	13.870247	13.533214	-2.43%	0
2014	13.568262	13.870247	2.23%	0
2013	12.581447	13.568262	7.84%	0
2012	11.932222	12.581447	5.44%	0
2011	11.977909	11.932222	-0.38%	0
2010	11.309175	11.977909	5.91%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.694015	6.94%	0
1168

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.510246	21.033653	27.40%	0
2018	17.455745	16.510246	-5.42%	0
2017	13.734983	17.455745	27.09%	0
2016	13.770239	13.734983	-0.26%	0
2015	13.640388	13.770239	0.95%	0
2014	12.655131	13.640388	7.79%	0
2013	9.623012	12.655131	31.51%	0
2012	8.474222	9.623012	13.56%	0
2011	8.942039	8.474222	-5.23%	0
2010	7.931540	8.942039	12.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.657513	12.374977	16.12%	0
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.960470	14.239609	19.06%	0
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	26.544082	35.652414	34.31%	0
2018	27.551282	26.544082	-3.66%	0
2017	22.171008	27.551282	24.27%	0
2016	21.918490	22.171008	1.15%	0
2015	21.369133	21.918490	2.57%	0
2014	20.123751	21.369133	6.19%	37
2013	15.082551	20.123751	33.42%	37
2012	13.021180	15.082551	15.83%	37
2011	13.645513	13.021180	-4.58%	37
2010	12.850065	13.645513	6.19%	37
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	22.045253	27.315721	23.91%	0
2018	24.920253	22.045253	-11.54%	0
2017	23.493068	24.920253	6.07%	0
2016	19.984507	23.493068	17.56%	0
2015	21.390577	19.984507	-6.57%	0
2014	19.374816	21.390577	10.40%	0
2013	15.050151	19.374816	28.74%	0
2012	13.449094	15.050151	11.90%	0
2011	13.690618	13.449094	-1.76%	0
2010	12.362525	13.690618	10.74%	0
1169

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	27.084196	33.214991	22.64%	0
2018	31.319758	27.084196	-13.52%	0
2017	27.714420	31.319758	13.01%	0
2016	23.604619	27.714420	17.41%	0
2015	24.813941	23.604619	-4.87%	0
2014	23.235289	24.813941	6.79%	0
2013	17.893028	23.235289	29.86%	0
2012	15.607001	17.893028	14.65%	0
2011	16.407509	15.607001	-4.88%	0
2010	13.320387	16.407509	23.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.263119	9.399474	13.75%	0
2018	10.221877	8.263119	-19.16%	0
2017	8.519362	10.221877	19.98%	0
2016	8.294847	8.519362	2.71%	0
2015	8.957481	8.294847	-7.40%	0
2014*	10.000000	8.957481	-10.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.142413	19.757226	22.39%	0
2018	18.709240	16.142413	-13.72%	0
2017	16.735008	18.709240	11.80%	0
2016	14.735989	16.735008	13.57%	0
2015	15.589680	14.735989	-5.48%	0
2014	14.452852	15.589680	7.87%	0
2013	10.933384	14.452852	32.19%	0
2012	9.509241	10.933384	14.98%	0
2011	10.345841	9.509241	-8.09%	0
2010*	10.000000	10.345841	3.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.076922	15.966474	22.10%	0
2018	15.192117	13.076922	-13.92%	0
2017	13.609918	15.192117	11.63%	0
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
1170

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.582086	20.043460	20.87%	0
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	9.940627	13.166958	32.46%	0
2018	11.065154	9.940627	-10.16%	0
2017	9.074517	11.065154	21.94%	0
2016	8.584125	9.074517	5.71%	0
2015	8.729235	8.584125	-1.66%	0
2014	8.699327	8.729235	0.34%	0
2013	6.177189	8.699327	40.83%	0
2012	5.579661	6.177189	10.71%	0
2011	5.753897	5.579661	-3.03%	0
2010	4.699354	5.753897	22.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	27.368906	31.787584	16.14%	0
2018	33.771533	27.368906	-18.96%	0
2017	31.724270	33.771533	6.45%	0
2016	25.809031	31.724270	22.92%	0
2015	28.138469	25.809031	-8.28%	0
2014	26.938728	28.138469	4.45%	27
2013	19.658504	26.938728	37.03%	27
2012	16.723729	19.658504	17.55%	27
2011	18.049426	16.723729	-7.34%	27
2010	14.606750	18.049426	23.57%	27
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	20.847251	25.565596	22.63%	0
2018	24.452454	20.847251	-14.74%	0
2017	22.074606	24.452454	10.77%	0
2016	18.411919	22.074606	19.89%	0
2015	19.178350	18.411919	-4.00%	0
2014	19.491135	19.178350	-1.60%	0
2013	14.172531	19.491135	37.53%	0
2012	12.572731	14.172531	12.72%	0
2011	13.639554	12.572731	-7.82%	0
2010	11.151179	13.639554	22.31%	0
1171

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	15.749761	19.369653	22.98%	0
2018	17.131375	15.749761	-8.06%	0
2017	14.796443	17.131375	15.78%	0
2016	13.767141	14.796443	7.48%	0
2015	14.151526	13.767141	-2.72%	0
2014	13.109533	14.151526	7.95%	0
2013	9.679362	13.109533	35.44%	0
2012	8.895100	9.679362	8.82%	0
2011	9.412709	8.895100	-5.50%	0
2010	7.803758	9.412709	20.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.635078	16.118101	27.57%	0
2018	13.476245	12.635078	-6.24%	0
2017	12.964304	13.476245	3.95%	0
2016	12.372846	12.964304	4.78%	0
2015	13.394746	12.372846	-7.63%	0
2014	10.648172	13.394746	25.79%	76
2013	10.587620	10.648172	0.57%	76
2012	9.369419	10.587620	13.00%	76
2011	9.013347	9.369419	3.95%	76
2010	7.093657	9.013347	27.06%	76
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.078496	19.255262	27.70%	0
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.289784	9.437420	1.59%	0
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
1172

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.444351	16.396931	21.96%	0
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	15.713724	21.050188	33.96%	0
2018	17.286837	15.713724	-9.10%	0
2017	13.864766	17.286837	24.68%	0
2016	13.342124	13.864766	3.92%	0
2015	13.695607	13.342124	-2.58%	0
2014	13.488188	13.695607	1.54%	0
2013	9.946124	13.488188	35.61%	0
2012	8.869385	9.946124	12.14%	0
2011	9.488384	8.869385	-6.52%	0
2010	7.665624	9.488384	23.78%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.779511	13.938114	29.30%	0
2018	11.821477	10.779511	-8.81%	0
2017	9.723000	11.821477	21.58%	0
2016	9.563429	9.723000	1.67%	0
2015*	10.000000	9.563429	-4.37%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.734917	8.839609	1.20%	0
2018	8.860445	8.734917	-1.42%	0
2017	8.997537	8.860445	-1.52%	0
2016	9.107148	8.997537	-1.20%	0
2015	9.313988	9.107148	-2.22%	0
2014	9.485170	9.313988	-1.80%	0
2013	9.658840	9.485170	-1.80%	0
2012	9.461262	9.658840	2.09%	0
2011	9.665353	9.461262	-2.11%	0
2010	9.405900	9.665353	2.76%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	20.329452	24.977633	22.86%	0
2018	22.097629	20.329452	-8.00%	0
2017	19.116276	22.097629	15.60%	0
2016	17.826909	19.116276	7.23%	0
2015	18.350366	17.826909	-2.85%	0
2014	17.033208	18.350366	7.73%	0
2013	12.682692	17.033208	34.30%	0
2012	11.709639	12.682692	8.31%	0
2011	12.378324	11.709639	-5.40%	0
2010	10.323069	12.378324	19.91%	0
1173

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.075603	10.988655	9.06%	0
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.090014	11.290809	11.90%	0
2018	10.863724	10.090014	-7.12%	0
2017	10.138554	10.863724	7.15%	0
2016	9.174884	10.138554	10.50%	0
2015	9.628221	9.174884	-4.71%	0
2014*	10.000000	9.628221	-3.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.287980	10.735668	4.35%	0
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.162799	10.308085	1.43%	0
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
1174

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	11.671177	12.351915	5.83%	0
2018	12.230434	11.671177	-4.57%	0
2017	12.087689	12.230434	1.18%	0
2016	11.773432	12.087689	2.67%	0
2015	12.398285	11.773432	-5.04%	0
2014	12.322241	12.398285	0.62%	0
2013	13.907112	12.322241	-11.40%	0
2012	13.102906	13.907112	6.14%	0
2011	12.021460	13.102906	9.00%	0
2010	11.392935	12.021460	5.52%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.922504	9.945475	0.23%	0
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.515348	14.293081	5.75%	0
2018	13.924126	13.515348	-2.94%	0
2017	13.596425	13.924126	2.41%	0
2016	13.565506	13.596425	0.23%	0
2015	13.838807	13.565506	-1.97%	0
2014	13.598335	13.838807	1.77%	0
2013	14.210613	13.598335	-4.31%	0
2012	13.285547	14.210613	6.96%	0
2011	13.137760	13.285547	1.12%	0
2010	12.450653	13.137760	5.52%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.519703	11.628283	22.15%	0
2018	12.060494	9.519703	-21.07%	0
2017	9.761465	12.060494	23.55%	0
2016*	10.000000	9.761465	-2.39%	0
1175

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	10.948217	12.774595	16.68%	0
2018	12.334814	10.948217	-11.24%	0
2017	12.014331	12.334814	2.67%	0
2016	10.282061	12.014331	16.85%	0
2015	12.034263	10.282061	-14.56%	0
2014	12.787865	12.034263	-5.89%	0
2013	10.829481	12.787865	18.08%	0
2012	10.312199	10.829481	5.02%	0
2011	12.019979	10.312199	-14.21%	0
2010	9.476097	12.019979	26.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.736288	39.842683	25.54%	0
2018	32.244929	31.736288	-1.58%	0
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	17.335046	22.095641	27.46%	0
2018	23.216966	17.335046	-25.33%	0
2017	15.748473	23.216966	47.42%	0
2016	16.118102	15.748473	-2.29%	0
2015	19.201513	16.118102	-16.06%	0
2014	19.755804	19.201513	-2.81%	0
2013	18.069547	19.755804	9.33%	0
2012	14.263181	18.069547	26.69%	0
2011	19.678518	14.263181	-27.52%	0
2010	15.895416	19.678518	23.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.913293	5.349067	8.87%	0
2018	7.034236	4.913293	-30.15%	0
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
1176

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	17.081663	18.650507	9.18%	0
2018	24.405880	17.081663	-30.01%	0
2017	25.436186	24.405880	-4.05%	0
2016	18.133583	25.436186	40.27%	0
2015	27.918270	18.133583	-35.05%	0
2014	35.361090	27.918270	-21.05%	0
2013	32.777852	35.361090	7.88%	0
2012	32.485980	32.777852	0.90%	0
2011	39.837409	32.485980	-18.45%	0
2010	31.582671	39.837409	26.14%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	15.329496	19.208585	25.30%	0
2018	18.119036	15.329496	-15.40%	0
2017	14.679490	18.119036	23.43%	0
2016	14.475565	14.679490	1.41%	0
2015	15.308264	14.475565	-5.44%	0
2014	14.233002	15.308264	7.55%	0
2013	10.888507	14.233002	30.72%	0
2012	9.594910	10.888507	13.48%	0
2011	10.550742	9.594910	-9.06%	0
2010	9.622203	10.550742	9.65%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.713939	7.14%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.785388	32.633476	21.83%	0
2018	27.093334	26.785388	-1.14%	0
2017	22.054539	27.093334	22.85%	0
2016	20.970788	22.054539	5.17%	0
2015	22.124312	20.970788	-5.21%	0
2014	23.102311	22.124312	-4.23%	0
2013	15.755730	23.102311	46.63%	0
2012	14.966140	15.755730	5.28%	0
2011	16.072287	14.966140	-6.88%	0
2010	12.989487	16.072287	23.73%	0
1177

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	10.943605	12.302536	12.42%	0
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	24.247436	28.361001	16.96%	0
2018	29.349310	24.247436	-17.38%	0
2017	26.658556	29.349310	10.09%	0
2016	21.897242	26.658556	21.74%	0
2015	23.802643	21.897242	-8.00%	0
2014	22.396845	23.802643	6.28%	0
2013	16.681051	22.396845	34.27%	0
2012	14.434956	16.681051	15.56%	0
2011	16.193076	14.434956	-10.86%	0
2010	13.112740	16.193076	23.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	11.100155	11.792187	6.23%	0
2018	11.710607	11.100155	-5.21%	0
2017	11.578755	11.710607	1.14%	0
2016	11.369904	11.578755	1.84%	0
2015	11.950479	11.369904	-4.86%	0
2014	11.859302	11.950479	0.77%	0
2013	13.283585	11.859302	-10.72%	0
2012	12.681381	13.283585	4.75%	0
2011	11.632661	12.681381	9.02%	0
2010	11.344046	11.632661	2.54%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	14.536200	17.576176	20.91%	0
2018	16.002413	14.536200	-9.16%	0
2017	13.613995	16.002413	17.54%	0
2016	12.296820	13.613995	10.71%	0
2015	13.356403	12.296820	-7.93%	0
2014	12.170121	13.356403	9.75%	0
2013	9.185273	12.170121	32.50%	0
2012	8.206481	9.185273	11.93%	0
2011	8.158262	8.206481	0.59%	0
2010	7.326529	8.158262	11.35%	0
1178

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	7.955405	9.966147	25.28%	0
2018	9.620873	7.955405	-17.31%	0
2017	7.516123	9.620873	28.00%	0
2016	8.152663	7.516123	-7.81%	0
2015	8.294557	8.152663	-1.71%	0
2014	8.998459	8.294557	-7.82%	0
2013	7.535548	8.998459	19.41%	0
2012	6.375951	7.535548	18.19%	0
2011	7.430735	6.375951	-14.19%	0
2010	6.723416	7.430735	10.52%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	19.247770	24.249656	25.99%	0
2018	22.640183	19.247770	-14.98%	0
2017	20.777295	22.640183	8.97%	0
2016	17.335474	20.777295	19.85%	0
2015	18.029226	17.335474	-3.85%	0
2014	15.874809	18.029226	13.57%	0
2013	12.506816	15.874809	26.93%	0
2012	11.021987	12.506816	13.47%	0
2011	11.377164	11.021987	-3.12%	0
2010	9.779712	11.377164	16.33%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	25.343266	31.406080	23.92%	0
2018	28.600712	25.343266	-11.39%	0
2017	26.958648	28.600712	6.09%	0
2016	22.936326	26.958648	17.54%	0
2015	24.462675	22.936326	-6.24%	0
2014	22.176308	24.462675	10.31%	0
2013	17.257666	22.176308	28.50%	0
2012	15.441405	17.257666	11.76%	0
2011	15.669471	15.441405	-1.46%	0
2010	14.161782	15.669471	10.65%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.962765	11.163115	12.05%	0
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.471402	10.084493	6.47%	0
2018	9.781165	9.471402	-3.17%	0
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
1179

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.260660	14.001382	24.34%	0
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.036121	16.123403	14.87%	0
2018	15.570791	14.036121	-9.86%	0
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	24.426202	29.120647	19.22%	0
2018	27.512821	24.426202	-11.22%	0
2017	25.089809	27.512821	9.66%	0
2016	20.455411	25.089809	22.66%	0
2015	21.469352	20.455411	-4.72%	0
2014	20.936322	21.469352	2.55%	0
2013	15.251958	20.936322	37.27%	0
2012	13.509263	15.251958	12.90%	0
2011	13.770387	13.509263	-1.90%	0
2010	11.218487	13.770387	22.75%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	15.012047	19.131287	27.44%	0
2018	16.139416	15.012047	-6.99%	0
2017	13.611573	16.139416	18.57%	0
2016	12.490203	13.611573	8.98%	0
2015	12.663701	12.490203	-1.37%	0
2014	11.445260	12.663701	10.65%	0
2013	8.886432	11.445260	28.79%	0
2012	7.871344	8.886432	12.90%	0
2011	7.919912	7.871344	-0.61%	0
2010	7.069643	7.919912	12.03%	0
1180

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	10.322388	13.529315	31.07%	0
2018	11.070485	10.322388	-6.76%	0
2017	9.838972	11.070485	12.52%	0
2016	9.137495	9.838972	7.68%	0
2015	9.676134	9.137495	-5.57%	0
2014	8.742974	9.676134	10.67%	0
2013	6.671245	8.742974	31.05%	0
2012	6.107799	6.671245	9.23%	0
2011	6.204950	6.107799	-1.57%	0
2010	5.539874	6.204950	12.01%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.275971	20.236677	32.47%	0
2018	16.814054	15.275971	-9.15%	0
2017	13.535353	16.814054	24.22%	0
2016	12.858027	13.535353	5.27%	0
2015	13.514594	12.858027	-4.86%	0
2014	12.816906	13.514594	5.44%	0
2013	10.849125	12.816906	18.14%	0
2012	10.071707	10.849125	7.72%	0
2011	9.470558	10.071707	6.35%	0
2010	8.418678	9.470558	12.49%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	15.089630	17.925745	18.80%	0
2018	19.118324	15.089630	-21.07%	0
2017	15.717789	19.118324	21.63%	0
2016	13.762034	15.717789	14.21%	0
2015	14.436412	13.762034	-4.67%	0
2014	14.566829	14.436412	-0.90%	0
2013	10.052156	14.566829	44.91%	0
2012	8.547520	10.052156	17.60%	0
2011	10.170060	8.547520	-15.95%	0
2010	7.949073	10.170060	27.94%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	12.890039	16.059835	24.59%	0
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
1181

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.927859	10.370181	4.46%	0
2018	10.187334	9.927859	-2.55%	0
2017	10.094976	10.187334	0.91%	0
2016	9.498127	10.094976	6.28%	0
2015	9.834259	9.498127	-3.42%	0
2014*	10.000000	9.834259	-1.66%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	15.100686	16.121875	6.76%	0
2018	15.574409	15.100686	-3.04%	0
2017	15.345193	15.574409	1.49%	0
2016	15.150145	15.345193	1.29%	0
2015	15.568570	15.150145	-2.69%	0
2014	15.376332	15.568570	1.25%	0
2013	15.601055	15.376332	-1.44%	0
2012	14.576702	15.601055	7.03%	0
2011	14.609778	14.576702	-0.23%	0
2010	13.802780	14.609778	5.85%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	13.222458	14.962223	13.16%	0
2018	14.136676	13.222458	-6.47%	0
2017	12.824570	14.136676	10.23%	0
2016	12.486768	12.824570	2.71%	0
2015	12.840453	12.486768	-2.75%	0
2014	12.614296	12.840453	1.79%	0
2013	11.403781	12.614296	10.62%	0
2012	10.467667	11.403781	8.94%	0
2011	10.760558	10.467667	-2.72%	0
2010	9.784398	10.760558	9.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	13.330388	15.605779	17.07%	0
2018	14.535975	13.330388	-8.29%	0
2017	12.792818	14.535975	13.63%	0
2016	12.365991	12.792818	3.45%	0
2015	12.723207	12.365991	-2.81%	0
2014	12.461521	12.723207	2.10%	0
2013	11.016704	12.461521	13.11%	0
2012	9.978119	11.016704	10.41%	0
2011	10.344533	9.978119	-3.54%	0
2010	9.259603	10.344533	11.72%	0
1182

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	13.802815	16.746606	21.33%	0
2018	15.362825	13.802815	-10.15%	0
2017	13.034035	15.362825	17.87%	0
2016	12.542662	13.034035	3.92%	0
2015	12.901051	12.542662	-2.78%	0
2014	12.611965	12.901051	2.29%	0
2013	10.641075	12.611965	18.52%	0
2012	9.446408	10.641075	12.65%	0
2011	9.951501	9.446408	-5.08%	0
2010	8.794175	9.951501	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	19.626116	25.166440	28.23%	0
2018	21.517891	19.626116	-8.79%	0
2017	18.114354	21.517891	18.79%	0
2016	17.206654	18.114354	5.28%	0
2015	17.540987	17.206654	-1.91%	0
2014	16.081245	17.540987	9.08%	0
2013	12.569936	16.081245	27.93%	0
2012	11.079466	12.569936	13.45%	0
2011	11.664789	11.079466	-5.02%	0
2010	10.210600	11.664789	14.24%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	23.871033	30.569082	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	6.711160	7.189950	7.13%	0
2018	9.146077	6.711160	-26.62%	0
2017	9.642756	9.146077	-5.15%	0
2016	7.403640	9.642756	30.24%	0
2015	9.577167	7.403640	-22.69%	0
2014	11.254788	9.577167	-14.91%	0
2013	9.293407	11.254788	21.11%	0
2012	9.096716	9.293407	2.16%	0
2011	9.836214	9.096716	-7.52%	0
2010	8.461974	9.836214	16.24%	0
1183

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	16.997162	21.111494	24.21%	0
2018	19.024770	16.997162	-10.66%	0
2017	17.287509	19.024770	10.05%	0
2016	15.029661	17.287509	15.02%	0
2015	16.063993	15.029661	-6.44%	0
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	17.075130	23.435969	37.25%	0
2018	15.582612	17.075130	9.58%	0
2017	11.884317	15.582612	31.12%	0
2016	12.151951	11.884317	-2.20%	0
2015	11.809807	12.151951	2.90%	0
2014	10.799336	11.809807	9.36%	0
2013	8.034948	10.799336	34.40%	0
2012	6.895175	8.034948	16.53%	0
2011	6.917142	6.895175	-0.32%	0
2010	5.734280	6.917142	20.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	13.033603	17.060694	30.90%	0
2018	13.399782	13.033603	-2.73%	0
2017	10.173965	13.399782	31.71%	0
2016	10.354892	10.173965	-1.75%	0
2015	9.915636	10.354892	4.43%	0
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
1184

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.911342	14.474282	12.11%	0
2018	13.731866	12.911342	-5.98%	0
2017	13.146165	13.731866	4.46%	0
2016	11.781971	13.146165	11.58%	0
2015	12.549260	11.781971	-6.11%	0
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	12.211749	13.053960	6.90%	0
2018	12.599813	12.211749	-3.08%	0
2017	12.399749	12.599813	1.61%	0
2016	12.148068	12.399749	2.07%	0
2015	12.541717	12.148068	-3.14%	0
2014	12.157166	12.541717	3.16%	0
2013	12.702546	12.157166	-4.29%	0
2012	12.312098	12.702546	3.17%	0
2011	11.771843	12.312098	4.59%	0
2010	11.206840	11.771843	5.04%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	15.397005	18.526662	20.33%	0
2018	18.493505	15.397005	-16.74%	0
2017	15.704962	18.493505	17.76%	0
2016	14.359018	15.704962	9.37%	0
2015	14.943838	14.359018	-3.91%	0
2014	14.425355	14.943838	3.59%	0
2013	10.868106	14.425355	32.73%	0
2012	9.709503	10.868106	11.93%	0
2011	11.147665	9.709503	-12.90%	0
2010	8.878831	11.147665	25.55%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	9.235737	11.502785	24.55%	0
2018	11.125105	9.235737	-16.98%	0
2017	8.765000	11.125105	26.93%	0
2016	9.469539	8.765000	-7.44%	0
2015	9.380013	9.469539	0.95%	0
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.234508	11.075623	19.94%	0
2018	10.121168	9.234508	-8.76%	0
2017*	10.000000	10.121168	1.21%	0
1185

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	18.421650	24.132784	31.00%	0
2018	22.846785	18.421650	-19.37%	0
2017	19.644855	22.846785	16.30%	0
2016	18.393451	19.644855	6.80%	0
2015	19.449639	18.393451	-5.43%	0
2014	18.687517	19.449639	4.08%	0
2013	14.685546	18.687517	27.25%	0
2012	11.845024	14.685546	23.98%	0
2011	13.320707	11.845024	-11.08%	0
2010	10.798270	13.320707	23.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	14.702618	18.121400	23.25%	0
2018	17.302091	14.702618	-15.02%	0
2017	16.028081	17.302091	7.95%	0
2016	12.619749	16.028081	27.01%	0
2015	13.968651	12.619749	-9.66%	0
2014	14.238274	13.968651	-1.89%	0
2013	10.713332	14.238274	32.90%	0
2012	9.277123	10.713332	15.48%	0
2011	9.881255	9.277123	-6.11%	0
2010	7.899695	9.881255	25.08%	0
1186

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	13.372297	14.719286	10.07%	0
2018	16.180877	13.372297	-17.36%	0
2017	14.173614	16.180877	14.16%	0
2016	13.516246	14.173614	4.86%	0
2015	14.788806	13.516246	-8.60%	0
2014	17.012557	14.788806	-13.07%	0
2013	14.147058	17.012557	20.26%	0
2012	12.229014	14.147058	15.68%	0
2011	13.997798	12.229014	-12.64%	0
2010	13.203615	13.997798	6.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.692359	8.444077	9.77%	0
2018	9.327042	7.692359	-17.53%	0
2017	8.192914	9.327042	13.84%	0
2016	7.835874	8.192914	4.56%	0
2015	8.590525	7.835874	-8.78%	0
2014*	10.000000	8.590525	-14.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.193222	9.148502	-0.49%	0
2018	9.246261	9.193222	-0.57%	0
2017	9.298760	9.246261	-0.56%	0
2016	9.259542	9.298760	0.42%	0
2015	9.919161	9.259542	-6.65%	0
2014*	10.000000	9.919161	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
1187

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.066231	9.287483	2.44%	0
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	11.334750	13.423409	18.43%	0
2018	12.654912	11.334750	-10.43%	0
2017	11.274131	12.654912	12.25%	0
2016	10.470064	11.274131	7.68%	0
2015	10.805027	10.470064	-3.10%	0
2014	10.548525	10.805027	2.43%	0
2013	9.065112	10.548525	16.36%	0
2012	7.972263	9.065112	13.71%	0
2011	9.706440	7.972263	-17.87%	0
2010	8.600619	9.706440	12.86%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	15.044515	19.475455	29.45%	0
2018	16.603911	15.044515	-9.39%	0
2017	13.651770	16.603911	21.62%	0
2016	12.879208	13.651770	6.00%	0
2015	13.213202	12.879208	-2.53%	0
2014	11.981517	13.213202	10.28%	0
2013	9.410261	11.981517	27.32%	0
2012	8.331494	9.410261	12.95%	0
2011	8.926564	8.331494	-6.67%	0
2010	7.369106	8.926564	21.13%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	14.130767	16.556633	17.17%	0
2018	15.367996	14.130767	-8.05%	0
2017	13.771437	15.367996	11.59%	0
2016	13.068866	13.771437	5.38%	0
2015	13.382773	13.068866	-2.35%	0
2014	12.856166	13.382773	4.10%	0
2013	11.527099	12.856166	11.53%	0
2012	10.431266	11.527099	10.51%	0
2011	10.623215	10.431266	-1.81%	0
2010	9.849554	10.623215	7.85%	0
1188

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	15.683471	18.931239	20.71%	0
2018	17.991298	15.683471	-12.83%	0
2017	16.067730	17.991298	11.97%	0
2016	13.421405	16.067730	19.72%	0
2015	14.437194	13.421405	-7.04%	0
2014	13.753020	14.437194	4.97%	0
2013	10.583270	13.753020	29.95%	0
2012	9.393380	10.583270	12.67%	0
2011	10.066389	9.393380	-6.69%	0
2010	8.848785	10.066389	13.76%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	16.165294	17.615893	8.97%	0
2018	17.286076	16.165294	-6.48%	0
2017	16.679249	17.286076	3.64%	0
2016	14.548246	16.679249	14.65%	0
2015	15.527412	14.548246	-6.31%	0
2014	15.527089	15.527412	0.00%	0
2013	14.822739	15.527089	4.75%	0
2012	13.229055	14.822739	12.05%	0
2011	13.565481	13.229055	-2.48%	0
2010	12.046972	13.565481	12.60%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	16.893671	20.200634	19.58%	0
2018	19.832326	16.893671	-14.82%	0
2017	19.604016	19.832326	1.16%	0
2016	15.871938	19.604016	23.51%	0
2015	17.423815	15.871938	-8.91%	0
2014	18.111713	17.423815	-3.80%	0
2013	13.572450	18.111713	33.44%	0
2012	11.642817	13.572450	16.57%	0
2011	12.511275	11.642817	-6.94%	0
2010	10.522418	12.511275	18.90%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	16.701323	20.642351	23.60%	0
2018	19.676300	16.701323	-15.12%	0
2017	17.737415	19.676300	10.93%	0
2016	14.343909	17.737415	23.66%	0
2015	15.776058	14.343909	-9.08%	0
2014	16.026012	15.776058	-1.56%	0
2013	12.322122	16.026012	30.06%	0
2012	10.785866	12.322122	14.24%	0
2011	11.952057	10.785866	-9.76%	0
2010	10.400785	11.952057	14.91%	0
1189

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	15.474556	18.972104	22.60%	0
2018	17.688395	15.474556	-12.52%	0
2017	14.815441	17.688395	19.39%	0
2016	13.385405	14.815441	10.68%	0
2015	13.901580	13.385405	-3.71%	0
2014	13.097953	13.901580	6.14%	0
2013	9.499707	13.097953	37.88%	0
2012	8.730098	9.499707	8.82%	0
2011	9.127763	8.730098	-4.36%	0
2010	7.192118	9.127763	26.91%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	16.504639	21.561884	30.64%	0
2018	17.559795	16.504639	-6.01%	0
2017	13.834260	17.559795	26.93%	0
2016	13.043193	13.834260	6.06%	0
2015	12.674863	13.043193	2.91%	0
2014	11.275138	12.674863	12.41%	0
2013	9.010556	11.275138	25.13%	0
2012	8.343408	9.010556	8.00%	0
2011	8.938830	8.343408	-6.66%	0
2010	7.855375	8.938830	13.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	16.546771	22.074445	33.41%	0
2018	17.602834	16.546771	-6.00%	0
2017	14.169308	17.602834	24.23%	0
2016	14.202095	14.169308	-0.23%	0
2015	13.864644	14.202095	2.43%	0
2014	13.106701	13.864644	5.78%	0
2013	9.587541	13.106701	36.71%	0
2012*	10.000000	9.587541	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	17.900786	23.823225	33.08%	0
2018	19.095969	17.900786	-6.26%	0
2017	15.409275	19.095969	23.93%	0
2016	15.482928	15.409275	-0.48%	0
2015	15.152076	15.482928	2.18%	0
2014	14.359646	15.152076	5.52%	0
2013	10.529730	14.359646	36.37%	0
2012	9.519443	10.529730	10.61%	0
1190

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	16.485450	20.739553	25.81%	0
2018	18.654702	16.485450	-11.63%	0
2017	16.895774	18.654702	10.41%	0
2016	15.706769	16.895774	7.57%	0
2015	17.087282	15.706769	-8.08%	0
2014	16.197007	17.087282	5.50%	0
2013	12.846202	16.197007	26.08%	0
2012	11.564226	12.846202	11.09%	0
2011	11.861569	11.564226	-2.51%	0
2010	11.098763	11.861569	6.87%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	13.217950	15.520151	17.42%	0
2018	14.975224	13.217950	-11.73%	0
2017	13.825107	14.975224	8.32%	0
2016	12.309513	13.825107	12.31%	0
2015	12.914950	12.309513	-4.69%	0
2014	12.142310	12.914950	6.36%	0
2013	9.943148	12.142310	22.12%	0
2012	9.054712	9.943148	9.81%	0
2011*	10.000000	9.054712	-9.45%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	11.432744	13.717794	19.99%	0
2018	12.489918	11.432744	-8.46%	0
2017	11.324855	12.489918	10.29%	0
2016	11.376350	11.324855	-0.45%	0
2015	11.837353	11.376350	-3.89%	0
2014	10.586742	11.837353	11.81%	0
2013	10.565985	10.586742	0.20%	0
2012	8.454476	10.565985	24.98%	0
2011	9.269800	8.454476	-8.80%	0
2010	8.086185	9.269800	14.64%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	19.073736	24.654416	29.26%	0
2018	19.380307	19.073736	-1.58%	0
2017	17.151141	19.380307	13.00%	0
2016	19.856626	17.151141	-13.63%	0
2015	19.731302	19.856626	0.64%	0
2014	16.902192	19.731302	16.74%	0
2013	12.328263	16.902192	37.10%	0
2012	10.453838	12.328263	17.93%	0
2011	10.308677	10.453838	1.41%	0
2010	10.036238	10.308677	2.71%	0
1191

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	18.056031	22.646468	25.42%	0
2018	21.773097	18.056031	-17.07%	0
2017	18.144487	21.773097	20.00%	0
2016	18.683321	18.144487	-2.88%	0
2015	19.612283	18.683321	-4.74%	0
2014	20.038520	19.612283	-2.13%	0
2013	17.259895	20.038520	16.10%	0
2012	15.315465	17.259895	12.70%	0
2011	16.834383	15.315465	-9.02%	0
2010	15.290000	16.834383	10.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	12.690931	16.861163	32.86%	0
2018	13.802327	12.690931	-8.05%	0
2017	11.154642	13.802327	23.74%	0
2016	11.691513	11.154642	-4.59%	0
2015	11.575001	11.691513	1.01%	0
2014	10.281435	11.575001	12.58%	0
2013	8.123613	10.281435	26.56%	0
2012	7.297730	8.123613	11.32%	0
2011	7.567593	7.297730	-3.57%	0
2010	7.089869	7.567593	6.74%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	8.590568	11.678825	35.95%	0
2018	9.378076	8.590568	-8.40%	0
2017	7.463857	9.378076	25.65%	0
2016	7.476278	7.463857	-0.17%	0
2015	7.189128	7.476278	3.99%	0
2014	6.966740	7.189128	3.19%	0
2013	5.251790	6.966740	32.65%	0
2012	4.623550	5.251790	13.59%	0
2011	4.688056	4.623550	-1.38%	0
2010	3.770180	4.688056	24.35%	0
1192

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	17.478289	22.469966	28.56%	0
2018	20.640479	17.478289	-15.32%	0
2017	15.480929	20.640479	33.33%	0
2016	15.855695	15.480929	-2.36%	0
2015	15.637212	15.855695	1.40%	0
2014	15.670760	15.637212	-0.21%	0
2013	12.618411	15.670760	24.19%	0
2012	10.667549	12.618411	18.29%	0
2011	11.923560	10.667549	-10.53%	0
2010	10.540032	11.923560	13.13%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	9.487951	10.255442	8.09%	0
2018	10.175061	9.487951	-6.75%	0
2017	9.814274	10.175061	3.68%	0
2016	9.443150	9.814274	3.93%	0
2015	9.904227	9.443150	-4.66%	0
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	14.303638	18.429659	28.85%	0
2018	15.920566	14.303638	-10.16%	0
2017	13.958770	15.920566	14.05%	0
2016	12.819102	13.958770	8.89%	0
2015	12.717778	12.819102	0.80%	0
2014	11.776663	12.717778	7.99%	0
2013	9.161366	11.776663	28.55%	0
2012	8.036132	9.161366	14.00%	0
2011	8.238737	8.036132	-2.46%	0
2010	7.273820	8.238737	13.27%	0
1193

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	15.877397	19.588384	23.37%	0
2018	18.152652	15.877397	-12.53%	0
2017	16.299725	18.152652	11.37%	0
2016	14.152819	16.299725	15.17%	0
2015	15.417877	14.152819	-8.21%	0
2014	14.120070	15.417877	9.19%	0
2013	10.264365	14.120070	37.56%	0
2012	8.918536	10.264365	15.09%	0
2011	9.348933	8.918536	-4.60%	0
2010	7.765822	9.348933	20.39%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	21.720883	25.803324	18.80%	0
2018	23.550550	21.720883	-7.77%	0
2017	20.410545	23.550550	15.38%	0
2016	21.473269	20.410545	-4.95%	0
2015	24.017408	21.473269	-10.59%	0
2014	25.989217	24.017408	-7.59%	0
2013	21.290841	25.989217	22.07%	0
2012	18.314691	21.290841	16.25%	0
2011	20.231768	18.314691	-9.48%	0
2010	19.083914	20.231768	6.01%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	22.158935	24.035565	8.47%	0
2018	23.209424	22.158935	-4.53%	0
2017	22.301226	23.209424	4.07%	0
2016	19.674883	22.301226	13.35%	0
2015	21.572395	19.674883	-8.80%	0
2014	21.700825	21.572395	-0.59%	0
2013	20.131981	21.700825	7.79%	0
2012	17.395939	20.131981	15.73%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	24.623028	33.133253	34.56%	0
2018	25.259797	24.623028	-2.52%	0
2017	20.404198	25.259797	23.80%	0
2016	19.709875	20.404198	3.52%	0
2015	21.444529	19.709875	-8.09%	0
2014	20.379382	21.444529	5.23%	0
2013	16.077648	20.379382	26.76%	0
2012	14.514249	16.077648	10.77%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
1194

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	17.222335	22.991790	33.50%	0
2018	17.359037	17.222335	-0.79%	0
2017	13.687753	17.359037	26.82%	0
2016	13.763230	13.687753	-0.55%	0
2015	12.604253	13.763230	9.20%	0
2014	11.912117	12.604253	5.81%	0
2013	9.329604	11.912117	27.68%	0
2012	7.722029	9.329604	20.82%	0
2011	8.506060	7.722029	-9.22%	0
2010	8.188967	8.506060	3.87%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	10.086119	14.248949	41.27%	0
2018	10.247757	10.086119	-1.58%	0
2017	7.248556	10.247757	41.38%	0
2016	6.526085	7.248556	11.07%	0
2015	6.393000	6.526085	2.08%	0
2014	5.993317	6.393000	6.67%	0
2013	4.537779	5.993317	32.08%	0
2012	3.904349	4.537779	16.22%	0
2011	4.381577	3.904349	-10.89%	0
2010	3.610620	4.381577	21.35%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	9.035296	11.167889	23.60%	0
2018	10.915945	9.035296	-17.23%	0
2017	8.554096	10.915945	27.61%	0
2016	9.398827	8.554096	-8.99%	0
2015	10.565275	9.398827	-11.04%	0
2014	12.321937	10.565275	-14.26%	0
2013	11.052812	12.321937	11.48%	0
2012	10.011536	11.052812	10.40%	0
2011	15.167834	10.011536	-33.99%	0
2010	12.436899	15.167834	21.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	22.866742	28.276106	23.66%	0
2018	26.592045	22.866742	-14.01%	0
2017	23.959838	26.592045	10.99%	0
2016	21.413116	23.959838	11.89%	0
2015	22.549749	21.413116	-5.04%	0
2014	20.082170	22.549749	12.29%	0
2013	15.560151	20.082170	29.06%	0
2012	13.251572	15.560151	17.42%	0
2011	13.296372	13.251572	-0.34%	0
2010	11.040521	13.296372	20.43%	0
1195

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.537568	9.839332	15.25%	0
2018	10.747821	8.537568	-20.56%	0
2017	8.618564	10.747821	24.71%	0
2016	7.314386	8.618564	17.83%	0
2015	9.379441	7.314386	-22.02%	0
2014*	10.000000	9.379441	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	21.461950	29.577768	37.81%	0
2018	22.388705	21.461950	-4.14%	0
2017	18.165756	22.388705	23.25%	0
2016	17.114822	18.165756	6.14%	0
2015	17.929467	17.114822	-4.54%	0
2014	19.869038	17.929467	-9.76%	0
2013	14.422815	19.869038	37.76%	0
2012	12.230070	14.422815	17.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	20.558673	25.972493	26.33%	0
2018	23.513368	20.558673	-12.57%	0
2017	20.538866	23.513368	14.48%	0
2016	18.504102	20.538866	11.00%	0
2015	19.147703	18.504102	-3.36%	0
2014	17.811392	19.147703	7.50%	0
2013	13.465340	17.811392	32.28%	0
2012	11.912330	13.465340	13.04%	0
2011	12.268118	11.912330	-2.90%	0
2010	11.307707	12.268118	8.49%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.773241	7.73%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
1196

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	11.800758	12.764174	8.16%	0
2018	12.178105	11.800758	-3.10%	0
2017	11.749540	12.178105	3.65%	0
2016	11.350182	11.749540	3.52%	0
2015	11.711520	11.350182	-3.09%	0
2014	11.131258	11.711520	5.21%	0
2013	11.447131	11.131258	-2.76%	0
2012	10.723030	11.447131	6.75%	0
2011	10.403996	10.723030	3.07%	0
2010	9.954045	10.403996	4.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	25.143235	28.022964	11.45%	0
2018	27.702389	25.143235	-9.24%	0
2017	25.882851	27.702389	7.03%	0
2016	23.998082	25.882851	7.85%	0
2015	24.878481	23.998082	-3.54%	0
2014	24.778002	24.878481	0.41%	0
2013	27.836121	24.778002	-10.99%	0
2012	24.191675	27.836121	15.06%	0
2011	23.168209	24.191675	4.42%	0
2010	21.640928	23.168209	7.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	13.956383	16.033851	14.89%	0
2018	15.304358	13.956383	-8.81%	0
2017	13.511067	15.304358	13.27%	0
2016	13.117896	13.511067	3.00%	0
2015	14.366216	13.117896	-8.69%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
1197

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	14.545869	17.138504	17.82%	0
2018	15.694762	14.545869	-7.32%	0
2017	13.893499	15.694762	12.96%	0
2016	13.065573	13.893499	6.34%	0
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.078923	10.715242	6.31%	0
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
1198

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	14.945153	18.321049	22.59%	0
2018	15.664982	14.945153	-4.60%	0
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.075381	16.054439	6.49%	0
2018	15.827290	15.075381	-4.75%	0
2017	15.257640	15.827290	3.73%	0
2016	14.395027	15.257640	5.99%	0
2015	15.195817	14.395027	-5.27%	0
2014	14.995102	15.195817	1.34%	0
2013	15.546550	14.995102	-3.55%	0
2012	14.198623	15.546550	9.49%	0
2011	13.789262	14.198623	2.97%	0
2010	12.782160	13.789262	7.88%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	12.671918	15.737615	24.19%	0
2018	14.008550	12.671918	-9.54%	0
2017	12.169264	14.008550	15.11%	0
2016	10.581342	12.169264	15.01%	0
2015	11.576352	10.581342	-8.60%	0
2014	10.870470	11.576352	6.49%	0
2013	8.215359	10.870470	32.32%	0
2012	7.109425	8.215359	15.56%	0
2011	7.461125	7.109425	-4.71%	0
2010	6.606380	7.461125	12.94%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.328219	11.580963	12.13%	0
2018	11.569163	10.328219	-10.73%	0
2017	10.013035	11.569163	15.54%	0
2016*	10.000000	10.013035	0.13%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
1199

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	17.584823	19.682706	11.93%	0
2018	18.586362	17.584823	-5.39%	0
2017	17.845973	18.586362	4.15%	0
2016	16.024395	17.845973	11.37%	0
2015	16.866703	16.024395	-4.99%	0
2014	16.860328	16.866703	0.04%	0
2013	16.142136	16.860328	4.45%	0
2012	14.445691	16.142136	11.74%	0
2011	14.263086	14.445691	1.28%	0
2010	12.921435	14.263086	10.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	14.891259	18.604309	24.93%	0
2018	16.031497	14.891259	-7.11%	0
2017	13.161573	16.031497	21.81%	0
2016	11.875797	13.161573	10.83%	0
2015	12.306960	11.875797	-3.50%	0
2014	11.835021	12.306960	3.99%	0
2013	8.435587	11.835021	40.30%	0
2012	7.395062	8.435587	14.07%	0
2011	8.577036	7.395062	-13.78%	0
2010	7.605323	8.577036	12.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.320667	15.394520	24.95%	0
2018	13.297834	12.320667	-7.35%	0
2017	10.925558	13.297834	21.71%	0
2016*	10.000000	10.925558	9.26%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	15.758580	20.468485	29.89%	0
2018	19.339701	15.758580	-18.52%	0
2017	15.761587	19.339701	22.70%	0
2016	16.506614	15.761587	-4.51%	0
2015	17.004839	16.506614	-2.93%	0
2014	17.609533	17.004839	-3.43%	0
2013	14.874127	17.609533	18.39%	0
2012	13.154619	14.874127	13.07%	0
2011	14.870746	13.154619	-11.54%	0
2010	13.355746	14.870746	11.34%	0
1200

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.235945	20.479883	26.14%	0
2018	16.646605	16.235945	-2.47%	0
2017	14.157694	16.646605	17.58%	0
2016	13.028403	14.157694	8.67%	0
2015	13.231864	13.028403	-1.54%	0
2014	12.094908	13.231864	9.40%	0
2013	9.457169	12.094908	27.89%	0
2012	8.488621	9.457169	11.41%	0
2011	8.655607	8.488621	-1.93%	0
2010	7.820939	8.655607	10.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
1201

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
1202

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	11.497638	12.820036	11.50%	0
2018	12.377643	11.497638	-7.11%	0
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	11.440344	12.158158	6.27%	0
2018	11.778665	11.440344	-2.87%	0
2017	11.565148	11.778665	1.85%	0
2016	11.253178	11.565148	2.77%	0
2015	11.619507	11.253178	-3.15%	0
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
1203

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.966004	11.643494	16.83%	0
2018	11.376584	9.966004	-12.40%	0
2017	9.892204	11.376584	15.01%	0
2016	9.103301	9.892204	8.67%	0
2015*	10.000000	9.103301	-8.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.853750	11.295813	14.63%	0
2018	10.959546	9.853750	-10.09%	0
2017	9.868894	10.959546	11.05%	0
2016	9.300478	9.868894	6.11%	0
2015*	10.000000	9.300478	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	17.218890	20.651244	19.93%	0
2018	21.377422	17.218890	-19.45%	0
2017	15.485366	21.377422	38.05%	0
2016	14.735980	15.485366	5.09%	0
2015	17.982924	14.735980	-18.06%	0
2014	19.509016	17.982924	-7.82%	0
2013	19.851034	19.509016	-1.72%	0
2012	17.361485	19.851034	14.34%	0
2011	22.926980	17.361485	-24.27%	0
2010	20.229830	22.926980	13.33%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.361121	13.851060	3.67%	0
2018	13.705137	13.361121	-2.51%	0
2017	13.761551	13.705137	-0.41%	0
2016	14.002364	13.761551	-1.72%	0
2015	14.369696	14.002364	-2.56%	0
2014	14.086944	14.369696	2.01%	0
2013	15.051191	14.086944	-6.41%	0
2012	14.972476	15.051191	0.53%	0
2011	14.309264	14.972476	4.63%	0
2010	13.999188	14.309264	2.21%	0
1204

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.230639	8.172021	-0.71%	0
2018	8.322747	8.230639	-1.11%	0
2017	8.495391	8.322747	-2.03%	0
2016	8.707497	8.495391	-2.44%	0
2015	8.926185	8.707497	-2.45%	0
2014	9.150366	8.926185	-2.45%	0
2013	9.380177	9.150366	-2.45%	0
2012	9.616413	9.380177	-2.46%	0
2011	9.857256	9.616413	-2.44%	0
2010	10.104810	9.857256	-2.45%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	11.221643	13.039877	16.20%	0
2018	13.461390	11.221643	-16.64%	0
2017	10.826207	13.461390	24.34%	0
2016	11.001759	10.826207	-1.60%	0
2015	11.633803	11.001759	-5.43%	0
2014	11.979756	11.633803	-2.89%	0
2013	10.421995	11.979756	14.95%	0
2012	9.241835	10.421995	12.77%	0
2011	10.498791	9.241835	-11.97%	0
2010	9.499625	10.498791	10.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	17.629797	21.279349	20.70%	0
2018	19.831243	17.629797	-11.10%	0
2017	17.164426	19.831243	15.54%	0
2016	16.072548	17.164426	6.79%	0
2015	16.642362	16.072548	-3.42%	0
2014	16.250219	16.642362	2.41%	0
2013	13.091149	16.250219	24.13%	0
2012	11.579204	13.091149	13.06%	0
2011	12.355209	11.579204	-6.28%	0
2010	11.048922	12.355209	11.82%	0
1205

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	11.967955	12.787712	6.85%	0
2018	12.495562	11.967955	-4.22%	0
2017	12.119765	12.495562	3.10%	0
2016	11.915265	12.119765	1.72%	0
2015	12.182282	11.915265	-2.19%	0
2014	12.020601	12.182282	1.35%	0
2013	11.754555	12.020601	2.26%	0
2012	11.457510	11.754555	2.59%	0
2011	11.410138	11.457510	0.42%	0
2010	11.045752	11.410138	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
1206

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	15.352427	17.633898	14.86%	0
2018	16.688128	15.352427	-8.00%	0
2017	15.147837	16.688128	10.17%	0
2016	14.492032	15.147837	4.53%	0
2015	14.905915	14.492032	-2.78%	0
2014	14.527591	14.905915	2.60%	0
2013	12.769172	14.527591	13.77%	0
2012	11.813368	12.769172	8.09%	0
2011	12.114319	11.813368	-2.48%	0
2010	11.196449	12.114319	8.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	16.844079	20.018133	18.84%	0
2018	18.715716	16.844079	-10.00%	0
2017	16.441993	18.715716	13.83%	0
2016	15.536059	16.441993	5.83%	0
2015	16.043378	15.536059	-3.16%	0
2014	15.669583	16.043378	2.39%	0
2013	13.125755	15.669583	19.38%	0
2012	11.828529	13.125755	10.97%	0
2011	12.388469	11.828529	-4.52%	0
2010	11.254910	12.388469	10.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	13.861822	15.345467	10.70%	0
2018	14.762896	13.861822	-6.10%	0
2017	13.856244	14.762896	6.54%	0
2016	13.436951	13.856244	3.12%	0
2015	13.778650	13.436951	-2.48%	0
2014	13.485565	13.778650	2.17%	0
2013	12.511167	13.485565	7.79%	0
2012	11.871669	12.511167	5.39%	0
2011	11.923220	11.871669	-0.43%	0
2010	11.263309	11.923220	5.86%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.690351	6.90%	0
1207

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	16.420263	20.908307	27.33%	0
2018	17.369562	16.420263	-5.47%	0
2017	13.674145	17.369562	27.02%	0
2016	13.716248	13.674145	-0.31%	0
2015	13.593873	13.716248	0.90%	0
2014	12.618439	13.593873	7.73%	0
2013	9.600033	12.618439	31.44%	0
2012	8.458331	9.600033	13.50%	0
2011	8.929836	8.458331	-5.28%	0
2010	7.924760	8.929836	12.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.633143	12.340361	16.06%	0
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	26.412996	35.458188	34.25%	0
2018	27.429374	26.412996	-3.71%	0
2017	22.084171	27.429374	24.20%	0
2016	21.843792	22.084171	1.10%	0
2015	21.307226	21.843792	2.52%	0
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	21.936338	27.166852	23.84%	0
2018	24.809923	21.936338	-11.58%	0
2017	23.401006	24.809923	6.02%	0
2016	19.916371	23.401006	17.50%	0
2015	21.328569	19.916371	-6.62%	0
2014	19.328545	21.328569	10.35%	0
2013	15.021895	19.328545	28.67%	0
2012	13.430751	15.021895	11.85%	0
2011	13.678929	13.430751	-1.81%	0
2010	12.358293	13.678929	10.69%	0
1208

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	26.822494	32.877205	22.57%	0
2018	31.033126	26.822494	-13.57%	0
2017	27.474819	31.033126	12.95%	0
2016	23.412505	27.474819	17.35%	0
2015	24.624608	23.412505	-4.92%	0
2014	23.069828	24.624608	6.74%	0
2013	17.774707	23.069828	29.79%	0
2012	15.511754	17.774707	14.59%	0
2011	16.315719	15.511754	-4.93%	0
2010	13.252643	16.315719	23.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.243313	9.372143	13.69%	0
2018	10.202637	8.243313	-19.20%	0
2017	8.507665	10.202637	19.92%	0
2016	8.287691	8.507665	2.65%	0
2015	8.954340	8.287691	-7.44%	0
2014*	10.000000	8.954340	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	16.070814	19.659515	22.33%	0
2018	18.635861	16.070814	-13.76%	0
2017	16.677885	18.635861	11.74%	0
2016	14.693197	16.677885	13.51%	0
2015	15.552383	14.693197	-5.52%	0
2014	14.425678	15.552383	7.81%	0
2013	10.918415	14.425678	32.12%	0
2012	9.501102	10.918415	14.92%	0
2011	10.342278	9.501102	-8.13%	0
2010*	10.000000	10.342278	3.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.005610	15.871278	22.03%	0
2018	15.117070	13.005610	-13.97%	0
2017	13.549599	15.117070	11.57%	0
2016	11.968511	13.549599	13.21%	0
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
1209

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	9.844539	13.032986	32.39%	0
2018	10.963848	9.844539	-10.21%	0
2017	8.996032	10.963848	21.87%	0
2016	8.514245	8.996032	5.66%	0
2015	8.662620	8.514245	-1.71%	0
2014	8.637360	8.662620	0.29%	0
2013	6.136322	8.637360	40.76%	0
2012	5.545591	6.136322	10.65%	0
2011	5.721695	5.545591	-3.08%	0
2010	4.675441	5.721695	22.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	27.104494	31.464357	16.09%	0
2018	33.462517	27.104494	-19.00%	0
2017	31.450055	33.462517	6.40%	0
2016	25.599017	31.450055	22.86%	0
2015	27.923821	25.599017	-8.33%	0
2014	26.746932	27.923821	4.40%	0
2013	19.528543	26.746932	36.96%	0
2012	16.621691	19.528543	17.49%	0
2011	17.948479	16.621691	-7.39%	0
2010	14.532485	17.948479	23.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	20.645811	25.305592	22.57%	0
2018	24.228664	20.645811	-14.79%	0
2017	21.883758	24.228664	10.72%	0
2016	18.262063	21.883758	19.83%	0
2015	19.032012	18.262063	-4.05%	0
2014	19.352325	19.032012	-1.66%	0
2013	14.078791	19.352325	37.46%	0
2012	12.495995	14.078791	12.67%	0
2011	13.563245	12.495995	-7.87%	0
2010	11.094460	13.563245	22.25%	0
1210

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	15.663928	19.254221	22.92%	0
2018	17.046805	15.663928	-8.11%	0
2017	14.730914	17.046805	15.72%	0
2016	13.713170	14.730914	7.42%	0
2015	14.103272	13.713170	-2.77%	0
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	12.566210	16.022037	27.50%	0
2018	13.409693	12.566210	-6.29%	0
2017	12.906867	13.409693	3.90%	0
2016	12.324318	12.906867	4.73%	0
2015	13.349053	12.324318	-7.68%	0
2014	10.617270	13.349053	25.73%	0
2013	10.562302	10.617270	0.52%	0
2012	9.351803	10.562302	12.94%	0
2011	9.000993	9.351803	3.90%	0
2010	7.087562	9.000993	27.00%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.034766	19.189579	27.63%	0
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
1211

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	15.628050	20.924692	33.89%	0
2018	17.201460	15.628050	-9.15%	0
2017	13.803338	17.201460	24.62%	0
2016	13.289799	13.803338	3.86%	0
2015	13.648898	13.289799	-2.63%	0
2014	13.449082	13.648898	1.49%	0
2013	9.922370	13.449082	35.54%	0
2012	8.852748	9.922370	12.08%	0
2011	9.475430	8.852748	-6.57%	0
2010	7.659081	9.475430	23.71%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.762090	13.908459	29.24%	0
2018	11.808465	10.762090	-8.86%	0
2017	9.717258	11.808465	21.52%	0
2016	9.562665	9.717258	1.62%	0
2015*	10.000000	9.562665	-4.37%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	8.665079	8.764420	1.15%	0
2018	8.794132	8.665079	-1.47%	0
2017	8.934767	8.794132	-1.57%	0
2016	9.048229	8.934767	-1.25%	0
2015	9.258470	9.048229	-2.27%	0
2014	9.433458	9.258470	-1.85%	0
2013	9.611113	9.433458	-1.85%	0
2012	9.419346	9.611113	2.04%	0
2011	9.627466	9.419346	-2.16%	0
2010	9.373832	9.627466	2.71%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	20.177300	24.777990	22.80%	0
2018	21.943536	20.177300	-8.05%	0
2017	18.992667	21.943536	15.54%	0
2016	17.720700	18.992667	7.18%	0
2015	18.250383	17.720700	-2.90%	0
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
1212

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.065888	11.258043	11.84%	0
2018	10.843333	10.065888	-7.17%	0
2017	10.124692	10.843333	7.10%	0
2016	9.167019	10.124692	10.45%	0
2015	9.624908	9.167019	-4.76%	0
2014*	10.000000	9.624908	-3.75%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	0
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
1213

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	11.596140	12.266223	5.78%	0
2018	12.158061	11.596140	-4.62%	0
2017	12.022315	12.158061	1.13%	0
2016	11.715741	12.022315	2.62%	0
2015	12.343844	11.715741	-5.09%	0
2014	12.274424	12.343844	0.57%	0
2013	13.860251	12.274424	-11.44%	0
2012	13.065465	13.860251	6.08%	0
2011	11.993246	13.065465	8.94%	0
2010	11.372018	11.993246	5.46%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	13.428448	14.193906	5.70%	0
2018	13.841732	13.428448	-2.99%	0
2017	13.522886	13.841732	2.36%	0
2016	13.499030	13.522886	0.18%	0
2015	13.778053	13.499030	-2.03%	0
2014	13.545570	13.778053	1.72%	0
2013	14.162737	13.545570	-4.36%	0
2012	13.247594	14.162737	6.91%	0
2011	13.106924	13.247594	1.07%	0
2010	12.427794	13.106924	5.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	9.993109	10.552246	5.60%	0
2018	10.310955	9.993109	-3.08%	0
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.506713	11.606479	22.09%	0
2018	12.050256	9.506713	-21.11%	0
2017	9.758157	12.050256	23.49%	0
2016*	10.000000	9.758157	-2.42%	0
1214

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	10.877934	12.686088	16.62%	0
2018	12.261944	10.877934	-11.29%	0
2017	11.949467	12.261944	2.61%	0
2016	10.231776	11.949467	16.79%	0
2015	11.981557	10.231776	-14.60%	0
2014	12.738389	11.981557	-5.94%	0
2013	10.793105	12.738389	18.02%	0
2012	10.282834	10.793105	4.96%	0
2011	11.991893	10.282834	-14.25%	0
2010	9.458791	11.991893	26.78%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	0
2017	25.861024	32.118709	24.20%	0
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	17.167588	21.870987	27.40%	0
2018	23.004558	17.167588	-25.37%	0
2017	15.612354	23.004558	47.35%	0
2016	15.986947	15.612354	-2.34%	0
2015	19.055043	15.986947	-16.10%	0
2014	19.615166	19.055043	-2.86%	0
2013	17.950095	19.615166	9.28%	0
2012	14.176170	17.950095	26.62%	0
2011	19.568491	14.176170	-27.56%	0
2010	15.814620	19.568491	23.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
1215

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.916568	18.460787	9.13%	0
2018	24.182464	16.916568	-30.05%	0
2017	25.216224	24.182464	-4.10%	0
2016	17.985952	25.216224	40.20%	0
2015	27.705214	17.985952	-35.08%	0
2014	35.109255	27.705214	-21.09%	0
2013	32.561104	35.109255	7.83%	0
2012	32.287747	32.561104	0.85%	0
2011	39.614587	32.287747	-18.50%	0
2010	31.422110	39.614587	26.07%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	15.183539	19.015943	25.24%	0
2018	17.955774	15.183539	-15.44%	0
2017	14.554650	17.955774	23.37%	0
2016	14.359787	14.554650	1.36%	0
2015	15.193608	14.359787	-5.49%	0
2014	14.133626	15.193608	7.50%	0
2013	10.818019	14.133626	30.65%	0
2012	9.537688	10.818019	13.42%	0
2011	10.493186	9.537688	-9.11%	0
2010	9.574619	10.493186	9.59%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.710269	7.10%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	26.653003	32.455554	21.77%	0
2018	26.973336	26.653003	-1.19%	0
2017	21.968077	26.973336	22.78%	0
2016	20.899259	21.968077	5.11%	0
2015	22.060168	20.899259	-5.26%	0
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
1216

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.869494	10.924463	10.69%	0
2018	11.092859	9.869494	-11.03%	0
2017	10.100846	11.092859	9.82%	0
2016	10.172632	10.100846	-0.71%	0
2015	10.730540	10.172632	-5.20%	0
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.520508	8.436240	12.18%	0
2018*	10.000000	7.520508	-24.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	13.417693	15.452709	15.17%	0
2018	16.496230	13.417693	-18.66%	0
2017	15.217098	16.496230	8.41%	0
2016	12.693863	15.217098	19.88%	0
2015	14.014011	12.693863	-9.42%	0
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.640202	9.037754	4.60%	0
2018	9.258525	8.640202	-6.68%	0
2017	9.296840	9.258525	-0.41%	0
2016	9.271348	9.296840	0.27%	0
2015	9.897004	9.271348	-6.32%	0
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	15.883635	18.910150	19.05%	0
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
1217

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.576138	15.512609	23.35%	0
2018	15.448106	12.576138	-18.59%	0
2017	12.256295	15.448106	26.04%	0
2016	13.501375	12.256295	-9.22%	0
2015	13.950923	13.501375	-3.22%	0
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	15.816849	19.620844	24.05%	0
2018	18.896958	15.816849	-16.30%	0
2017	17.612030	18.896958	7.30%	0
2016	14.923281	17.612030	18.02%	0
2015	15.762945	14.923281	-5.33%	0
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.412195	10.384041	10.33%	0
2018	10.092964	9.412195	-6.74%	0
2017	9.812309	10.092964	2.86%	0
2016	9.054080	9.812309	8.37%	0
2015*	10.000000	9.054080	-9.46%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	8.947989	9.380697	4.84%	0
2018	9.385746	8.947989	-4.66%	0
2017	9.467116	9.385746	-0.86%	0
2016	9.618827	9.467116	-1.58%	0
2015*	10.000000	9.618827	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.638350	13.024270	22.43%	0
2018	11.965927	10.638350	-11.09%	0
2017	10.693093	11.965927	11.90%	0
2016	9.591242	10.693093	11.49%	0
2015*	10.000000	9.591242	-4.09%	0
1218

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.083309	13.666804	13.10%	0
2018	13.615067	12.083309	-11.25%	0
2017	12.464565	13.615067	9.23%	0
2016	12.500068	12.464565	-0.28%	0
2015	13.145838	12.500068	-4.91%	0
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	9.913776	11.412783	15.12%	0
2018	12.244777	9.913776	-19.04%	0
2017	11.080208	12.244777	10.51%	0
2016	10.012409	11.080208	10.66%	0
2015	10.693305	10.012409	-6.37%	0
2014*	10.000000	10.693305	6.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	21.094448	24.761935	17.39%	0
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.602387	22.087581	25.48%	0
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
1219

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	15.578377	20.104371	29.05%	0
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.683954	20.457792	30.44%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	12.086743	14.137704	16.97%	0
2018	15.554554	12.086743	-22.29%	0
2017	12.986926	15.554554	19.77%	0
2016	11.548000	12.986926	12.46%	0
2015	12.303115	11.548000	-6.14%	0
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.241722	10.343454	11.92%	0
2018	10.024817	9.241722	-7.81%	0
2017*	10.000000	10.024817	0.25%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.806056	14.483191	22.68%	0
2018	14.802927	11.806056	-20.25%	0
2017	13.788553	14.802927	7.36%	0
2016	10.949916	13.788553	25.92%	0
2015	12.188018	10.949916	-10.16%	0
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
1220

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.234633	9.497745	2.85%	0
2018	9.624787	9.234633	-4.05%	0
2017	9.686056	9.624787	-0.63%	0
2016	9.255307	9.686056	4.65%	0
2015	9.732495	9.255307	-4.90%	0
2014*	10.000000	9.732495	-2.68%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.096085	10.046554	24.09%	0
2018*	10.000000	8.096085	-19.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	10.865592	12.106245	11.42%	0
2018	11.799338	10.865592	-7.91%	0
2017	10.870804	11.799338	8.54%	0
2016	10.749303	10.870804	1.13%	0
2015	11.226441	10.749303	-4.25%	0
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	10.954136	12.626790	15.27%	0
2018	12.132485	10.954136	-9.71%	0
2017	10.843741	12.132485	11.88%	0
2016	10.645170	10.843741	1.87%	0
2015	11.123773	10.645170	-4.30%	0
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
1221

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	11.342271	13.549756	19.46%	0
2018	12.822563	11.342271	-11.54%	0
2017	11.048139	12.822563	16.06%	0
2016	10.797197	11.048139	2.32%	0
2015	11.279201	10.797197	-4.27%	0
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.490697	12.506369	19.21%	0
2018	11.432387	10.490697	-8.24%	0
2017	10.249217	11.432387	11.54%	0
2016*	10.000000	10.249217	2.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	10.812016	8.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	5.513889	5.816473	5.49%	0
2018	7.632594	5.513889	-27.76%	0
2017	8.172403	7.632594	-6.61%	0
2016	6.372487	8.172403	28.25%	0
2015	8.372317	6.372487	-23.89%	0
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	10.804889	13.458537	24.56%	0
2018	12.391009	10.804889	-12.80%	0
2017	11.061423	12.391009	12.02%	0
2016*	10.000000	11.061423	10.61%	0
1222

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.909521	14.249804	10.38%	0
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	9.598490	10.102738	5.25%	0
2018	10.059032	9.598490	-4.58%	0
2017	10.053461	10.059032	0.06%	0
2016	10.002788	10.053461	0.51%	0
2015	10.488224	10.002788	-4.63%	0
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	12.652062	14.989718	18.48%	0
2018	15.435423	12.652062	-18.03%	0
2017	13.311975	15.435423	15.95%	0
2016	12.360656	13.311975	7.70%	0
2015	13.065058	12.360656	-5.39%	0
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
1223

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	8.998710	10.626885	18.09%	0
2018	10.017745	8.998710	-10.17%	0
2017*	10.000000	10.017745	0.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	14.125139	18.219873	28.99%	0
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.653596	11.113763	15.13%	0
2018	11.126603	9.653596	-13.24%	0
2017	10.343697	11.126603	7.57%	0
2016	9.513843	10.343697	8.72%	0
2015	10.561458	9.513843	-9.92%	0
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.479041	12.796293	11.48%	0
2018	12.491501	11.479041	-8.11%	0
2017	11.856701	12.491501	5.35%	0
2016	10.824776	11.856701	9.53%	0
2015	12.125482	10.824776	-10.73%	0
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
1224

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	12.081128	14.661424	21.36%	0
2018	14.440606	12.081128	-16.34%	0
2017	13.585578	14.440606	6.29%	0
2016	10.863117	13.585578	25.06%	0
2015	12.212135	10.863117	-11.05%	0
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.719639	10.611197	21.69%	0
2018	10.783951	8.719639	-19.14%	0
2017	7.994957	10.783951	34.88%	0
2016	7.086580	7.994957	12.82%	0
2015	9.177499	7.086580	-22.78%	0
2014*	10.000000	9.177499	-8.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	9.408564	10.197067	8.38%	0
2018	11.563606	9.408564	-18.64%	0
2017	10.286784	11.563606	12.41%	0
2016	9.962458	10.286784	3.26%	0
2015	11.070825	9.962458	-10.01%	0
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.154970	7.733419	8.08%	0
2018	8.811825	7.154970	-18.80%	0
2017	7.860820	8.811825	12.10%	0
2016	7.635347	7.860820	2.95%	0
2015	8.501538	7.635347	-10.19%	0
2014*	10.000000	8.501538	-14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.551141	8.378687	-2.02%	0
2018	8.735570	8.551141	-2.11%	0
2017	8.921990	8.735570	-2.09%	0
2016	9.022716	8.921990	-1.12%	0
2015	9.816502	9.022716	-8.09%	0
2014*	10.000000	9.816502	-1.83%	0
1225

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.894866	10.638517	7.52%	0
2018	10.771224	9.894866	-8.14%	0
2017	9.913031	10.771224	8.66%	0
2016	9.890494	9.913031	0.23%	0
2015	10.933395	9.890494	-9.54%	0
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.236124	9.653953	4.52%	0
2018*	10.000000	9.236124	-7.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.303827	8.375681	0.87%	0
2018	9.109533	8.303827	-8.84%	0
2017	9.146966	9.109533	-0.41%	0
2016	9.568360	9.146966	-4.40%	0
2015	9.781018	9.568360	-2.17%	0
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.669246	19.222456	31.04%	0
2018	15.894600	14.669246	-7.71%	0
2017	13.025533	15.894600	22.03%	0
2016	13.291607	13.025533	-2.00%	0
2015	13.210759	13.291607	0.61%	0
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	14.186919	17.573510	23.87%	0
2018	16.306050	14.186919	-13.00%	0
2017	14.998454	16.306050	8.72%	0
2016	14.160081	14.998454	5.92%	0
2015	15.645323	14.160081	-9.49%	0
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
1226

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	11.802349	14.575351	23.50%	0
2018	14.455757	11.802349	-18.36%	0
2017	12.234097	14.455757	18.16%	0
2016	12.793618	12.234097	-4.37%	0
2015	13.639598	12.793618	-6.20%	0
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.281593	13.549061	20.10%	0
2018	13.290040	11.281593	-15.11%	0
2017	12.066693	13.290040	10.14%	0
2016	11.100396	12.066693	8.71%	0
2015	12.073861	11.100396	-8.06%	0
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	15.759267	21.095269	33.86%	0
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.346632	23.223729	26.58%	0
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
1227

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	8.621353	9.175478	6.43%	0
2018	9.390935	8.621353	-8.19%	0
2017	9.198988	9.390935	2.09%	0
2016	8.988965	9.198988	2.34%	0
2015	9.575151	8.988965	-6.12%	0
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.703723	9.467802	22.90%	0
2018	9.972423	7.703723	-22.75%	0
2017	8.209998	9.972423	21.47%	0
2016	8.785245	8.209998	-6.55%	0
2015	8.871067	8.785245	-0.97%	0
2014*	10.000000	8.871067	-11.29%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	15.961892	20.250108	26.87%	0
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	13.046629	15.848561	21.48%	0
2018	15.150710	13.046629	-13.89%	0
2017	13.816000	15.150710	9.66%	0
2016	12.182980	13.816000	13.40%	0
2015	13.479313	12.182980	-9.62%	0
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
1228

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	17.231594	20.155570	16.97%	0
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	19.948938	26.431058	32.49%	0
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	8.880563	9.321191	4.96%	0
2018	9.368359	8.880563	-5.21%	0
2017	9.436148	9.368359	-0.72%	0
2016	9.609614	9.436148	-1.81%	0
2015*	10.000000	9.609614	-3.90%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	24.562846	32.287228	31.45%	0
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
1229

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	26.795311	37.272764	39.10%	0
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	13.989959	17.026167	21.70%	0
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	18.219571	22.183258	21.76%	0
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	7.941514	9.011650	13.48%	0
2018	10.154696	7.941514	-21.79%	0
2017	8.269610	10.154696	22.80%	0
2016	7.127442	8.269610	16.02%	0
2015	9.282713	7.127442	-23.22%	0
2014*	10.000000	9.282713	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.289619	9.673113	4.13%	0
2018	9.774147	9.289619	-4.96%	0
2017	9.796437	9.774147	-0.23%	0
2016*	10.000000	9.796437	-2.04%	0
1230

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.619157	18.480770	35.70%	0
2018	14.430542	13.619157	-5.62%	0
2017	11.890871	14.430542	21.36%	0
2016	11.377402	11.890871	4.51%	0
2015	12.105181	11.377402	-6.01%	0
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	13.490109	16.780535	24.39%	0
2018	15.671411	13.490109	-13.92%	0
2017	13.901970	15.671411	12.73%	0
2016	12.719727	13.901970	9.29%	0
2015	13.367714	12.719727	-4.85%	0
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.662207	6.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.209191	17.149221	20.69%	0
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	9.697485	10.327928	6.50%	0
2018	10.164747	9.697485	-4.60%	0
2017	9.959742	10.164747	2.06%	0
2016	9.771015	9.959742	1.93%	0
2015	10.239567	9.771015	-4.58%	0
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
1231

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	13.458604	14.769484	9.74%	0
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.530429	10.476883	22.82%	0
2018	9.644221	8.530429	-11.55%	0
2017	8.920569	9.644221	8.11%	0
2016	8.077305	8.920569	10.44%	0
2015*	10.000000	8.077305	-19.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	10.156218	11.488659	13.12%	0
2018	11.312146	10.156218	-10.22%	0
2017	10.142095	11.312146	11.54%	0
2016	10.000301	10.142095	1.42%	0
2015	11.123071	10.000301	-10.09%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.365902	17.110160	19.10%	0
2018	16.117882	14.365902	-10.87%	0
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.953060	13.867046	16.01%	0
2018	13.099793	11.953060	-8.75%	0
2017	11.776839	13.099793	11.23%	0
2016	11.247491	11.776839	4.71%	0
2015	11.595956	11.247491	-3.01%	0
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
1232

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.282523	8.670060	4.68%	0
2018	8.718637	8.282523	-5.00%	0
2017	8.793732	8.718637	-0.85%	0
2016	8.917996	8.793732	-1.39%	0
2015	9.306274	8.917996	-4.17%	0
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	13.218189	17.111850	29.46%	0
2018	15.197130	13.218189	-13.02%	0
2017	12.079271	15.197130	25.81%	0
2016	12.551088	12.079271	-3.76%	0
2015	12.264801	12.551088	2.33%	0
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.710271	18.408562	25.14%	0
2018	15.420034	14.710271	-4.60%	0
2017	12.560506	15.420034	22.77%	0
2016	11.988851	12.560506	4.77%	0
2015	11.728120	11.988851	2.22%	0
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.472827	15.055195	20.70%	0
2018	13.278981	12.472827	-6.07%	0
2017	11.337298	13.278981	17.13%	0
2016	10.624196	11.337298	6.71%	0
2015	10.942262	10.624196	-2.91%	0
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
1233

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.075740	10.565147	4.86%	0
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.910548	10.941783	10.41%	0
2018	11.275749	9.910548	-12.11%	0
2017	9.910980	11.275749	13.77%	0
2016*	10.000000	9.910980	-0.89%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.912722	10.148255	2.38%	0
2018*	10.000000	9.912722	-0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
1234

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	12.621985	15.526776	23.01%	0
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	11.822476	14.544935	23.03%	0
2018	12.960672	11.822476	-8.78%	0
2017	10.814249	12.960672	19.85%	0
2016*	10.000000	10.814249	8.14%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	8.299572	10.614471	27.89%	0
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.295351	20.238825	24.20%	0
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.377524	12.355973	19.06%	0
2018	12.108026	10.377524	-14.29%	0
2017	10.521251	12.108026	15.08%	0
2016	10.107336	10.521251	4.10%	0
2015	10.710953	10.107336	-5.64%	0
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
1235

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.937050	11.088840	11.59%	0
2018	11.036095	9.937050	-9.96%	0
2017	10.252912	11.036095	7.64%	0
2016	10.058929	10.252912	1.93%	0
2015	10.584802	10.058929	-4.97%	0
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.340027	11.941878	15.49%	0
2018	11.724555	10.340027	-11.81%	0
2017	10.539367	11.724555	11.25%	0
2016	10.223047	10.539367	3.09%	0
2015	10.786873	10.223047	-5.23%	0
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.136332	9.711897	6.30%	0
2018	9.768714	9.136332	-6.47%	0
2017	9.561312	9.768714	2.17%	0
2016	9.514499	9.561312	0.49%	0
2015	9.979062	9.514499	-4.66%	0
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.581113	10.477540	9.36%	0
2018	10.729919	9.581113	-10.71%	0
2017	9.732665	10.729919	10.25%	0
2016	9.598405	9.732665	1.40%	0
2015	10.441597	9.598405	-8.08%	0
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
1236

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.832479	10.899972	10.86%	0
2018	11.018643	9.832479	-10.77%	0
2017	9.737837	11.018643	13.15%	0
2016	9.544220	9.737837	2.03%	0
2015	10.446278	9.544220	-8.64%	0
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.180748	11.552963	13.48%	0
2018	11.410567	10.180748	-10.78%	0
2017	10.422413	11.410567	9.48%	0
2016	10.164771	10.422413	2.53%	0
2015	10.696880	10.164771	-4.97%	0
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.338734	12.138062	17.40%	0
2018	11.897166	10.338734	-13.10%	0
2017	10.489462	11.897166	13.42%	0
2016	10.149148	10.489462	3.35%	0
2015	10.728381	10.149148	-5.40%	0
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.745891	10.699757	9.79%	0
2018	10.656645	9.745891	-8.55%	0
2017	10.095552	10.656645	5.56%	0
2016	9.914863	10.095552	1.82%	0
2015	10.433809	9.914863	-4.97%	0
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
1237

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.901757	11.778635	8.04%	0
2018	13.465620	10.901757	-19.04%	0
2017	11.422514	13.465620	17.89%	0
2016	11.759895	11.422514	-2.87%	0
2015	12.741067	11.759895	-7.70%	0
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	9.976371	10.501661	5.27%	0
2018	10.542198	9.976371	-5.37%	0
2017	10.576102	10.542198	-0.32%	0
2016	10.654385	10.576102	-0.73%	0
2015	11.150257	10.654385	-4.45%	0
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.415188	10.830863	15.04%	0
2018	10.916707	9.415188	-13.75%	0
2017	9.640063	10.916707	13.24%	0
2016	9.009386	9.640063	7.00%	0
2015*	10.000000	9.009386	-9.91%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.309160	10.507478	12.87%	0
2018	10.516528	9.309160	-11.48%	0
2017	9.617362	10.516528	9.35%	0
2016	9.204558	9.617362	4.48%	0
2015*	10.000000	9.204558	-7.95%	0
1238

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	15.171466	17.915930	18.09%	0
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	16.057181	18.372021	14.42%	0
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
1239

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.008818	8.159350	16.42%	0
2018	8.499586	7.008818	-17.54%	0
2017	7.109265	8.499586	19.56%	0
2016	7.362305	7.109265	-3.44%	0
2015	7.773154	7.362305	-5.29%	0
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	14.642153	17.401538	18.85%	0
2018	16.729386	14.642153	-12.48%	0
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.718129	14.089892	10.79%	0
2018	13.919249	12.718129	-8.63%	0
2017	13.038619	13.919249	6.75%	0
2016	12.768518	13.038619	2.12%	0
2015	13.316785	12.768518	-4.12%	0
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.899260	17.164484	15.20%	0
2018	16.589092	14.899260	-10.19%	0
2017	15.041690	16.589092	10.29%	0
2016	14.533649	15.041690	3.50%	0
2015	15.212328	14.533649	-4.46%	0
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
1240

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	9.305506	9.790024	5.21%	0
2018	9.868340	9.305506	-5.70%	0
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.651137	10.474890	8.54%	0
2018	10.649496	9.651137	-9.37%	0
2017	9.721988	10.649496	9.54%	0
2016	9.574147	9.721988	1.54%	0
2015	10.301871	9.574147	-7.06%	0
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.908467	10.968331	10.70%	0
2018	10.983352	9.908467	-9.79%	0
2017	9.775382	10.983352	12.36%	0
2016	9.514849	9.775382	2.74%	0
2015	10.314160	9.514849	-7.75%	0
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	12.291319	13.900848	13.09%	0
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
1241

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	13.767084	16.109799	17.02%	0
2018	15.537204	13.767084	-11.39%	0
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.879680	11.858973	9.00%	0
2018	11.768919	10.879680	-7.56%	0
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.284796	2.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.580151	5.80%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	9.922166	11.338207	14.27%	0
2018	10.855929	9.922166	-8.60%	0
2017	9.613471	10.855929	12.92%	0
2016	9.219601	9.613471	4.27%	0
2015	9.819475	9.219601	-6.11%	0
2014*	10.000000	9.819475	-1.81%	0
1242

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.135291	13.046679	17.17%	0
2018	11.902417	11.135291	-6.45%	0
2017	10.181259	11.902417	16.91%	0
2016	9.631244	10.181259	5.71%	0
2015	10.013229	9.631244	-3.81%	0
2014*	10.000000	10.013229	0.13%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	22.739139	30.057022	32.18%	0
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	18.884870	23.028344	21.94%	0
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	7.665824	8.581563	11.95%	0
2018	9.637058	7.665824	-20.45%	0
2017	8.161102	9.637058	18.09%	0
2016	8.073924	8.161102	1.08%	0
2015	8.859725	8.073924	-8.87%	0
2014*	10.000000	8.859725	-11.40%	0
1243

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	14.050081	16.923334	20.45%	0
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	11.023659	13.245827	20.16%	0
2018	13.014730	11.023659	-15.30%	0
2017	11.846818	13.014730	9.86%	0
2016	10.627364	11.846818	11.47%	0
2015	11.458308	10.627364	-7.25%	0
2014	10.821105	11.458308	5.89%	0
2013	8.343354	10.821105	29.70%	0
2012	7.387664	8.343354	12.94%	0
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.978808	16.628485	18.95%	0
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	14.435526	18.817127	30.35%	0
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
1244

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	13.277087	16.069388	21.03%	0
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	10.650971	13.371360	25.54%	0
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
1245

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.770722	17.306057	25.67%	0
2018	15.075122	13.770722	-8.65%	0
2017	12.945389	15.075122	16.45%	0
2016	12.097510	12.945389	7.01%	0
2015	12.477389	12.097510	-3.04%	0
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.831517	7.829647	-0.02%	0
2018	8.089046	7.831517	-3.18%	0
2017	8.289872	8.089046	-2.42%	0
2016	8.420033	8.289872	-1.55%	0
2015	8.796332	8.420033	-4.28%	0
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.278091	14.736774	20.02%	0
2018	14.422226	12.278091	-14.87%	0
2017	13.148850	14.422226	9.68%	0
2016	11.324399	13.148850	16.11%	0
2015	12.395386	11.324399	-8.64%	0
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	13.246659	17.463528	31.83%	0
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.248307	13.040812	27.25%	0
2018	11.421470	10.248307	-10.27%	0
2017	9.545078	11.421470	19.66%	0
2016	9.539519	9.545078	0.06%	0
2015*	10.000000	9.539519	-4.60%	0
1246

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	6.857817	6.829789	-0.41%	0
2018	7.069248	6.857817	-2.99%	0
2017	7.294164	7.069248	-3.08%	0
2016	7.501831	7.294164	-2.77%	0
2015	7.796031	7.501831	-3.77%	0
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	16.076366	19.438488	20.91%	0
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.055602	9.719399	7.33%	0
2018	9.973444	9.055602	-9.20%	0
2017	9.157198	9.973444	8.91%	0
2016	8.443033	9.157198	8.46%	0
2015	9.679840	8.443033	-12.78%	0
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.363002	10.310888	10.12%	0
2018	10.244549	9.363002	-8.61%	0
2017	9.714565	10.244549	5.46%	0
2016	8.932669	9.714565	8.75%	0
2015	9.525314	8.932669	-6.22%	0
2014*	10.000000	9.525314	-4.75%	0
1247

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.812731	9.050178	2.69%	0
2018	9.566889	8.812731	-7.88%	0
2017	8.993778	9.566889	6.37%	0
2016	9.098443	8.993778	-1.15%	0
2015	10.204846	9.098443	-10.84%	0
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.705508	8.689732	-0.18%	0
2018	9.044077	8.705508	-3.74%	0
2017	9.298530	9.044077	-2.74%	0
2016	9.555167	9.298530	-2.69%	0
2015	9.927385	9.555167	-3.75%	0
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.507003	9.377681	-1.36%	0
2018	9.760863	9.507003	-2.60%	0
2017	9.932198	9.760863	-1.73%	0
2016*	10.000000	9.932198	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.873808	9.226232	3.97%	0
2018	9.299826	8.873808	-4.58%	0
2017	9.236299	9.299826	0.69%	0
2016	9.372921	9.236299	-1.46%	0
2015	9.725738	9.372921	-3.63%	0
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.122149	10.965761	20.21%	0
2018	11.744629	9.122149	-22.33%	0
2017	9.658667	11.744629	21.60%	0
2016*	10.000000	9.658667	-3.41%	0
1248

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.627501	34.133582	23.55%	0
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	20.636739	25.886469	25.44%	0
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.415444	4.730740	7.14%	0
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
1249

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	14.250659	17.573241	23.32%	0
2018	17.117450	14.250659	-16.75%	0
2017	14.091011	17.117450	21.48%	0
2016	14.118889	14.091011	-0.20%	0
2015	15.172129	14.118889	-6.94%	0
2014	14.334054	15.172129	5.85%	0
2013	11.142647	14.334054	28.64%	0
2012	9.977649	11.142647	11.68%	0
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.599901	6.00%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	22.945052	27.510648	19.90%	0
2018	23.585762	22.945052	-2.72%	0
2017	19.508082	23.585762	20.90%	0
2016	18.847971	19.508082	3.50%	0
2015	20.205774	18.847971	-6.72%	0
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
1250

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	29.173522	35.189430	20.62%	490,924
2018	31.149076	29.173522	-6.34%	618,990
2017	26.588535	31.149076	17.15%	717,260
2016	27.550399	26.588535	-3.49%	871,889
2015	30.347571	27.550399	-9.22%	1,042,711
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	22.562269	27.285102	20.93%	442,553
2018	23.542647	22.562269	-4.16%	509,584
2017	21.341512	23.542647	10.31%	613,829
2016	21.117153	21.341512	1.06%	709,606
2015	21.389251	21.117153	-1.27%	759,530
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.995991	28.560843	29.85%	1,011,446
2018	23.257227	21.995991	-5.42%	1,201,374
2017	19.444304	23.257227	19.61%	1,382,783
2016	18.922894	19.444304	2.76%	1,562,892
2015	19.237866	18.922894	-1.64%	1,715,081
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	17.181373	19.090531	11.11%	645,753
2018	17.683610	17.181373	-2.84%	736,806
2017	17.163712	17.683610	3.03%	897,769
2016	16.656030	17.163712	3.05%	994,922
2015	16.782085	16.656030	-0.75%	1,069,145
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
1251

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.316678	7.499206	2.49%	72,523
2018	11.216187	7.316678	-34.77%	76,042
2017	12.962449	11.216187	-13.47%	92,731
2016	9.725958	12.962449	33.28%	101,990
2015	12.612108	9.725958	-22.88%	103,844
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.869948	11.780867	8.38%	88,999
2018	10.994255	10.869948	-1.13%	131,035
2017	10.645112	10.994255	3.28%	150,814
2016	10.040421	10.645112	6.02%	139,213
2015	10.413176	10.040421	-3.58%	124,960
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	21.065793	25.695893	21.98%	108,721
2018	24.081234	21.065793	-12.52%	148,277
2017	21.037821	24.081234	14.47%	175,038
2016	19.858056	21.037821	5.94%	203,360
2015	20.469268	19.858056	-2.99%	222,737
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	17.190442	21.442305	24.73%	290,364
2018	18.517379	17.190442	-7.17%	332,540
2017	15.012873	18.517379	23.34%	390,343
2016	15.631470	15.012873	-3.96%	453,932
2015	15.263356	15.631470	2.41%	521,722
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
1252

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.605160	10.696796	0.86%	681,551
2018	10.546679	10.605160	0.55%	695,039
2017	10.585538	10.546679	-0.37%	588,995
2016	10.673066	10.585538	-0.82%	693,987
2015	10.773282	10.673066	-0.93%	571,936
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	24.684648	33.395550	35.29%	1,049,372
2018	24.366332	24.684648	1.31%	1,228,614
2017	19.019244	24.366332	28.11%	1,447,628
2016	18.968932	19.019244	0.27%	1,633,918
2015	17.869827	18.968932	6.15%	1,865,630
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	393,842
2018	30.334128	29.408976	-3.05%	466,998
2017	28.707080	30.334128	5.67%	539,370
2016	24.944076	28.707080	15.09%	604,902
2015	26.935448	24.944076	-7.39%	676,731
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.713003	22.000374	17.57%	183,549
2018	22.988380	18.713003	-18.60%	187,551
2017	18.844626	22.988380	21.99%	186,030
2016	18.820993	18.844626	0.13%	195,945
2015	19.181321	18.820993	-1.88%	196,450
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
1253

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.357398	10.692844	3.24%	70,930
2018	10.376268	10.357398	-0.18%	104,564
2017	10.330686	10.376268	0.44%	149,260
2016	10.230947	10.330686	0.97%	174,648
2015	10.239802	10.230947	-0.09%	149,240
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	30.294483	41.391495	36.63%	113,906
2018	30.604479	30.294483	-1.01%	129,761
2017	24.348446	30.604479	25.69%	142,877
2016	23.164653	24.348446	5.11%	154,841
2015	24.821492	23.164653	-6.68%	164,816
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.725033	9.459350	8.42%	107,338
2018	11.475067	8.725033	-23.97%	130,848
2017	11.250828	11.475067	1.99%	153,259
2016	9.174053	11.250828	22.64%	178,358
2015	11.934965	9.174053	-23.13%	195,938
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	33.494913	49.593982	48.06%	438,366
2018	35.686187	33.494913	-6.14%	531,091
2017	27.269462	35.686187	30.87%	616,624
2016	27.112173	27.269462	0.58%	709,798
2015	28.183758	27.112173	-3.80%	794,018
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
1254

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	23.592904	29.077340	23.25%	60,555
2018	25.226222	23.592904	-6.47%	83,124
2017	24.165874	25.226222	4.39%	92,792
2016	23.398857	24.165874	3.28%	102,223
2015	22.544856	23.398857	3.79%	109,749
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	25.404396	31.284538	23.15%	54,626
2018	28.654457	25.404396	-11.34%	58,935
2017	25.436995	28.654457	12.65%	63,928
2016	19.925984	25.436995	27.66%	70,913
2015	21.307144	19.925984	-6.48%	63,219
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	24.341829	29.744950	22.20%	438,747
2018	25.631126	24.341829	-5.03%	496,436
2017	21.017555	25.631126	21.95%	548,964
2016	20.617595	21.017555	1.94%	626,247
2015	20.430720	20.617595	0.91%	700,885
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	24.634808	30.825274	25.13%	265,729
2018	26.812630	24.634808	-8.12%	313,182
2017	24.062612	26.812630	11.43%	365,723
2016	21.857840	24.062612	10.09%	413,740
2015	22.966613	21.857840	-4.83%	471,486
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
1255

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	28.908453	34.852114	20.56%	7,418
2018	30.881746	28.908453	-6.39%	9,484
2017	26.373615	30.881746	17.09%	11,359
2016	27.341469	26.373615	-3.54%	13,880
2015	30.132659	27.341469	-9.26%	24,601
2014	32.128617	30.132659	-6.21%	36,731
2013	25.935111	32.128617	23.88%	42,673
2012	21.982347	25.935111	17.98%	46,781
2011	23.928189	21.982347	-8.13%	56,066
2010	22.240360	23.928189	7.59%	87,943
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	22.357195	27.023461	20.87%	9,138
2018	23.340519	22.357195	-4.21%	9,883
2017	21.168922	23.340519	10.26%	14,973
2016	20.956936	21.168922	1.01%	16,171
2015	21.237690	20.956936	-1.32%	21,939
2014	19.941676	21.237690	6.50%	22,148
2013	16.284099	19.941676	22.46%	17,791
2012	14.720085	16.284099	10.63%	22,830
2011	14.391624	14.720085	2.28%	32,603
2010	12.413251	14.391624	15.94%	49,237
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.795915	28.286770	29.78%	30,260
2018	23.057395	21.795915	-5.47%	34,535
2017	19.286941	23.057395	19.55%	52,821
2016	18.779208	19.286941	2.70%	57,424
2015	19.101433	18.779208	-1.69%	63,677
2014	17.591789	19.101433	8.58%	83,145
2013	13.309463	17.591789	32.18%	84,697
2012	11.335554	13.309463	17.41%	91,079
2011	11.262568	11.335554	0.65%	119,873
2010	9.410048	11.262568	19.69%	161,996
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	17.025245	18.907503	11.06%	26,700
2018	17.531813	17.025245	-2.89%	29,665
2017	17.024946	17.531813	2.98%	34,530
2016	16.529690	17.024946	3.00%	37,857
2015	16.663209	16.529690	-0.80%	45,242
2014	16.131890	16.663209	3.29%	53,678
2013	16.642711	16.131890	-3.07%	52,657
2012	15.892639	16.642711	4.72%	93,946
2011	14.959557	15.892639	6.24%	94,815
2010	14.249965	14.959557	4.98%	91,213
1256

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.269974	7.447562	2.44%	6,842
2018	11.150263	7.269974	-34.80%	6,438
2017	12.892758	11.150263	-13.52%	6,348
2016	9.678538	12.892758	33.21%	6,162
2015	12.556965	9.678538	-22.92%	7,352
2014	14.181614	12.556965	-11.46%	7,298
2013	11.212523	14.181614	26.48%	5,165
2012	11.172359	11.212523	0.36%	3,093
2011	12.411996	11.172359	-9.99%	4,403
2010	10.280136	12.411996	20.74%	7,253
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.827946	11.729420	8.33%	1,116
2018	10.957344	10.827946	-1.18%	1,160
2017	10.614716	10.957344	3.23%	2,203
2016	10.016789	10.614716	5.97%	1,256
2015	10.393906	10.016789	-3.63%	1,368
2014	10.479600	10.393906	-0.82%	5,653
2013	10.403987	10.479600	0.73%	4,158
2012	9.876207	10.403987	5.34%	3,631
2011*	10.000000	9.876207	-1.24%	7,263
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.910403	25.493473	21.92%	3,724
2018	23.915759	20.910403	-12.57%	3,917
2017	20.903767	23.915759	14.41%	4,488
2016	19.741464	20.903767	5.89%	3,815
2015	20.359366	19.741464	-3.03%	9,465
2014	18.722811	20.359366	8.74%	15,133
2013	14.591000	18.722811	28.32%	14,221
2012	13.022707	14.591000	12.04%	9,270
2011	13.801231	13.022707	-5.64%	10,155
2010	11.979355	13.801231	15.21%	18,470
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	17.034189	21.236701	24.67%	6,915
2018	18.358397	17.034189	-7.21%	6,980
2017	14.891464	18.358397	23.28%	7,226
2016	15.512871	14.891464	-4.01%	7,329
2015	15.155208	15.512871	2.36%	13,139
2014	15.163435	15.155208	-0.05%	13,759
2013	12.846647	15.163435	18.03%	14,196
2012	10.992348	12.846647	16.87%	17,393
2011	11.980334	10.992348	-8.25%	19,706
2010	10.542390	11.980334	13.64%	30,429
1257

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.508755	10.594203	0.81%	5,625
2018	10.456112	10.508755	0.50%	5,448
2017	10.499930	10.456112	-0.42%	5,338
2016	10.592107	10.499930	-0.87%	5,170
2015	10.696963	10.592107	-0.98%	19,088
2014	10.802840	10.696963	-0.98%	25,531
2013	10.909777	10.802840	-0.98%	25,743
2012	11.018063	10.909777	-0.98%	24,635
2011	11.126830	11.018063	-0.98%	33,269
2010	11.230769	11.126830	-0.93%	36,888
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	24.460303	33.075348	35.22%	26,654
2018	24.157148	24.460303	1.25%	30,848
2017	18.865455	24.157148	28.05%	48,873
2016	18.825029	18.865455	0.21%	54,714
2015	17.743212	18.825029	6.10%	59,195
2014	16.029184	17.743212	10.69%	74,151
2013	11.865159	16.029184	35.09%	76,448
2012	10.630490	11.865159	11.61%	92,435
2011	10.514384	10.630490	1.10%	123,489
2010	9.433733	10.514384	11.46%	162,960
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.141752	32.079445	10.08%	13,980
2018	30.073764	29.141752	-3.10%	14,468
2017	28.475009	30.073764	5.61%	17,950
2016	24.754880	28.475009	15.03%	18,881
2015	26.744660	24.754880	-7.44%	25,426
2014	26.509889	26.744660	0.89%	28,391
2013	24.233318	26.509889	9.39%	37,723
2012	20.632554	24.233318	17.45%	31,447
2011	19.799096	20.632554	4.21%	42,352
2010	17.411833	19.799096	13.71%	54,917
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.574989	21.827090	17.51%	1,508
2018	22.830446	18.574989	-18.64%	1,574
2017	18.724579	22.830446	21.93%	2,068
2016	18.710510	18.724579	0.08%	2,217
2015	19.078350	18.710510	-1.93%	4,339
2014	18.996870	19.078350	0.43%	2,506
2013	15.361719	18.996870	23.66%	2,419
2012	13.692421	15.361719	12.19%	2,350
2011	16.060514	13.692421	-14.74%	2,988
2010	14.218750	16.060514	12.95%	7,926
1258

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.317384	10.646157	3.19%	6,078
2018	10.341434	10.317384	-0.23%	8,379
2017	10.301188	10.341434	0.39%	8,368
2016	10.206871	10.301188	0.92%	8,582
2015	10.220864	10.206871	-0.14%	8,938
2014	10.224422	10.220864	-0.03%	5,401
2013	10.383544	10.224422	-1.53%	5,622
2012	10.146556	10.383544	2.34%	9,492
2011*	10.000000	10.146556	1.47%	5,725
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	30.087452	41.087892	36.56%	1,123
2018	30.410788	30.087452	-1.06%	1,168
2017	24.206520	30.410788	25.63%	1,761
2016	23.041229	24.206520	5.06%	1,875
2015	24.701715	23.041229	-6.72%	1,970
2014	23.130939	24.701715	6.79%	1,846
2013	17.981332	23.130939	28.64%	1,529
2012	15.994502	17.981332	12.42%	2,064
2011	16.246701	15.994502	-1.55%	2,371
2010	12.474167	16.246701	30.24%	5,482
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.665347	9.389897	8.36%	2,718
2018	11.402351	8.665347	-24.00%	2,604
2017	11.185170	11.402351	1.94%	2,563
2016	9.125114	11.185170	22.58%	2,504
2015	11.877307	9.125114	-23.17%	2,733
2014	13.795824	11.877307	-13.91%	2,823
2013	12.926669	13.795824	6.72%	4,182
2012	12.816053	12.926669	0.86%	5,426
2011	16.479518	12.816053	-22.23%	6,428
2010	14.219422	16.479518	15.89%	11,818
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	33.190285	49.118139	47.99%	7,751
2018	35.379594	33.190285	-6.19%	8,956
2017	27.048779	35.379594	30.80%	10,344
2016	26.906300	27.048779	0.53%	12,474
2015	27.983879	26.906300	-3.85%	16,082
2014	27.467102	27.983879	1.88%	19,155
2013	17.740932	27.467102	54.82%	18,137
2012	14.018991	17.740932	26.55%	19,560
2011	15.027010	14.018991	-6.71%	20,793
2010	13.461848	15.027010	11.63%	40,785
1259

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	23.421868	28.851978	23.18%	4,539
2018	25.056067	23.421868	-6.52%	4,634
2017	24.014953	25.056067	4.34%	5,275
2016	23.264423	24.014953	3.23%	5,404
2015	22.426639	23.264423	3.74%	6,009
2014	17.403155	22.426639	28.87%	5,551
2013	17.382481	17.403155	0.12%	6,042
2012	14.915785	17.382481	16.54%	5,994
2011	14.347534	14.915785	3.96%	6,231
2010	11.277307	14.347534	27.22%	8,083
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	25.216968	31.038050	23.08%	1,727
2018	28.457513	25.216968	-11.39%	1,915
2017	25.274880	28.457513	12.59%	2,066
2016	19.808960	25.274880	27.59%	2,625
2015	21.192718	19.808960	-6.53%	5,867
2014	19.997616	21.192718	5.98%	6,392
2013	15.127469	19.997616	32.19%	7,637
2012	12.880570	15.127469	17.44%	8,960
2011	14.918276	12.880570	-13.66%	8,932
2010	11.920285	14.918276	25.15%	18,418
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	24.120532	29.459636	22.14%	5,490
2018	25.411009	24.120532	-5.08%	6,542
2017	20.847548	25.411009	21.89%	7,790
2016	20.461120	20.847548	1.89%	7,963
2015	20.285906	20.461120	0.86%	10,147
2014	20.169271	20.285906	0.58%	10,576
2013	14.210985	20.169271	41.93%	11,893
2012	13.649904	14.210985	4.11%	18,825
2011	15.422810	13.649904	-11.50%	23,358
2010	12.090542	15.422810	27.56%	55,125
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	24.416037	30.536113	25.07%	1,806
2018	26.588011	24.416037	-8.17%	2,010
2017	23.873035	26.588011	11.37%	2,194
2016	21.696548	23.873035	10.03%	2,410
2015	22.808651	21.696548	-4.88%	4,342
2014	20.766364	22.808651	9.83%	4,644
2013	15.499190	20.766364	33.98%	4,679
2012	13.169582	15.499190	17.69%	3,632
2011	14.352550	13.169582	-8.24%	4,283
2010	12.212759	14.352550	17.52%	6,161
1260

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	28.645691	34.517894	20.50%	846
2018	30.616594	28.645691	-6.44%	1,783
2017	26.160330	30.616594	17.03%	2,486
2016	27.134024	26.160330	-3.59%	5,395
2015	29.919151	27.134024	-9.31%	7,967
2014	31.917089	29.919151	-6.26%	9,194
2013	25.777362	31.917089	23.82%	10,152
2012	21.859705	25.777362	17.92%	12,967
2011	23.806693	21.859705	-8.18%	15,199
2010	22.138607	23.806693	7.53%	16,252
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	22.153871	26.764173	20.81%	2,096
2018	23.140005	22.153871	-4.26%	2,668
2017	20.997636	23.140005	10.20%	4,058
2016	20.797835	20.997636	0.96%	5,396
2015	21.087105	20.797835	-1.37%	3,646
2014	19.810279	21.087105	6.45%	4,058
2013	16.184969	19.810279	22.40%	4,562
2012	14.637889	16.184969	10.57%	8,204
2011	14.318474	14.637889	2.23%	10,309
2010	12.356395	14.318474	15.88%	10,731
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.597831	28.015537	29.71%	919
2018	22.859454	21.597831	-5.52%	2,032
2017	19.131010	22.859454	19.49%	2,032
2016	18.636772	19.131010	2.65%	6,191
2015	18.966138	18.636772	-1.74%	7,373
2014	17.476011	18.966138	8.53%	8,648
2013	13.228528	17.476011	32.11%	10,768
2012	11.272323	13.228528	17.35%	21,984
2011	11.205401	11.272323	0.60%	25,116
2010	9.367001	11.205401	19.63%	37,081
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	16.870460	18.726141	11.00%	503
2018	17.381252	16.870460	-2.94%	1,303
2017	16.887242	17.381252	2.93%	1,945
2016	16.404254	16.887242	2.94%	8,267
2015	16.545111	16.404254	-0.85%	9,107
2014	16.025651	16.545111	3.24%	10,314
2013	16.541463	16.025651	-3.12%	12,018
2012	15.803953	16.541463	4.67%	19,197
2011	14.883586	15.803953	6.18%	21,766
2010	14.184753	14.883586	4.93%	21,342
1261

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.223563	7.396286	2.39%	159
2018	11.084726	7.223563	-34.83%	159
2017	12.823428	11.084726	-13.56%	159
2016	9.631356	12.823428	33.14%	159
2015	12.502079	9.631356	-22.96%	159
2014	14.126771	12.502079	-11.50%	159
2013	11.174803	14.126771	26.42%	159
2012	11.140421	11.174803	0.31%	165
2011	12.382752	11.140421	-10.03%	234
2010	10.261089	12.382752	20.68%	329
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.786110	11.678204	8.27%	971
2018	10.920542	10.786110	-1.23%	971
2017	10.584395	10.920542	3.18%	971
2016	9.993213	10.584395	5.92%	971
2015	10.374687	9.993213	-3.68%	0
2014	10.465501	10.374687	-0.87%	0
2013	10.395235	10.465501	0.68%	0
2012	9.872902	10.395235	5.29%	0
2011*	10.000000	9.872902	-1.27%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.756146	25.292633	21.86%	0
2018	23.751410	20.756146	-12.61%	0
2017	20.770578	23.751410	14.35%	0
2016	19.625567	20.770578	5.83%	30
2015	20.250072	19.625567	-3.08%	316
2014	18.631701	20.250072	8.69%	344
2013	14.527331	18.631701	28.25%	525
2012	12.972442	14.527331	11.99%	536
2011	13.754901	12.972442	-5.69%	574
2010	11.945164	13.754901	15.15%	940
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	16.879336	21.033008	24.61%	69
2018	18.200744	16.879336	-7.26%	69
2017	14.771014	18.200744	23.22%	69
2016	15.395137	14.771014	-4.05%	2,323
2015	15.047783	15.395137	2.31%	3,075
2014	15.063562	15.047783	-0.10%	3,397
2013	12.768482	15.063562	17.97%	3,694
2012	10.930984	12.768482	16.81%	10,612
2011	11.919466	10.930984	-8.29%	13,883
2010	10.494125	11.919466	13.58%	16,756
1262

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.413205	10.492581	0.76%	0
2018	10.366304	10.413205	0.45%	0
2017	10.414995	10.366304	-0.47%	0
2016	10.511704	10.414995	-0.92%	4,356
2015	10.621119	10.511704	-1.03%	1,283
2014	10.731671	10.621119	-1.03%	17,249
2013	10.843380	10.731671	-1.03%	19,260
2012	10.956567	10.843380	-1.03%	20,367
2011	11.070300	10.956567	-1.03%	23,213
2010	11.179359	11.070300	-0.98%	25,984
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	24.237939	32.758120	35.15%	1,964
2018	23.949706	24.237939	1.20%	3,939
2017	18.712868	23.949706	27.99%	3,939
2016	18.682167	18.712868	0.16%	4,220
2015	17.617459	18.682167	6.04%	3,405
2014	15.923616	17.617459	10.64%	3,433
2013	11.792963	15.923616	35.03%	4,072
2012	10.571154	11.792963	11.56%	11,291
2011	10.460968	10.571154	1.05%	18,967
2010	9.390554	10.460968	11.40%	27,720
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.876875	31.771810	10.03%	1,052
2018	29.815549	28.876875	-3.15%	1,589
2017	28.244743	29.815549	5.56%	1,591
2016	24.567056	28.244743	14.97%	2,939
2015	26.555150	24.567056	-7.49%	3,547
2014	26.335341	26.555150	0.83%	4,468
2013	24.085909	26.335341	9.34%	4,899
2012	20.517435	24.085909	17.39%	5,775
2011	19.698548	20.517435	4.16%	6,751
2010	17.332150	19.698548	13.65%	7,614
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.437934	21.655104	17.45%	265
2018	22.673508	18.437934	-18.68%	282
2017	18.605218	22.673508	21.87%	284
2016	18.600609	18.605218	0.02%	139
2015	18.975881	18.600609	-1.98%	155
2014	18.904393	18.975881	0.38%	171
2013	15.294660	18.904393	23.60%	327
2012	13.639557	15.294660	12.13%	351
2011	16.006592	13.639557	-14.79%	343
2010	14.178162	16.006592	12.90%	363
1263

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.277524	10.599667	3.13%	1,944
2018	10.306713	10.277524	-0.28%	1,944
2017	10.271771	10.306713	0.34%	1,944
2016	10.182849	10.271771	0.87%	1,944
2015	10.201962	10.182849	-0.19%	0
2014	10.210663	10.201962	-0.09%	0
2013	10.374811	10.210663	-1.58%	0
2012	10.143157	10.374811	2.28%	0
2011*	10.000000	10.143157	1.43%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.881670	40.786259	36.49%	228
2018	30.218136	29.881670	-1.11%	253
2017	24.065280	30.218136	25.57%	256
2016	22.918324	24.065280	5.00%	1,126
2015	24.582380	22.918324	-6.77%	1,732
2014	23.030823	24.582380	6.74%	2,032
2013	17.912545	23.030823	28.57%	2,461
2012	15.941383	17.912545	12.37%	1,548
2011	16.200902	15.941383	-1.60%	1,991
2010	12.445284	16.200902	30.18%	3,289
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.606016	9.320902	8.31%	115
2018	11.330048	8.606016	-24.04%	115
2017	11.119840	11.330048	1.89%	115
2016	9.076390	11.119840	22.51%	115
2015	11.819870	9.076390	-23.21%	1,438
2014	13.736057	11.819870	-13.95%	1,257
2013	12.877182	13.736057	6.67%	1,622
2012	12.773469	12.877182	0.81%	1,836
2011	16.433054	12.773469	-22.27%	1,980
2010	14.186484	16.433054	15.84%	3,227
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	32.888574	48.647070	47.91%	1,127
2018	35.075811	32.888574	-6.24%	1,977
2017	26.830024	35.075811	30.73%	1,981
2016	26.702158	26.830024	0.48%	2,270
2015	27.785602	26.702158	-3.90%	3,438
2014	27.286263	27.785602	1.83%	3,647
2013	17.633018	27.286263	54.75%	4,106
2012	13.940780	17.633018	26.49%	5,669
2011	14.950717	13.940780	-6.76%	6,229
2010	13.400269	14.950717	11.57%	6,499
1264

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	23.251993	28.628251	23.12%	0
2018	24.886990	23.251993	-6.57%	0
2017	23.864919	24.886990	4.28%	0
2016	23.130714	23.864919	3.17%	757
2015	22.309008	23.130714	3.68%	42
2014	17.320607	22.309008	28.80%	88
2013	17.308772	17.320607	0.07%	158
2012	14.860055	17.308772	16.48%	54
2011	14.301124	14.860055	3.91%	199
2010	11.246501	14.301124	27.16%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	25.030883	30.793453	23.02%	317
2018	28.261881	25.030883	-11.43%	393
2017	25.113777	28.261881	12.54%	393
2016	19.692604	25.113777	27.53%	27
2015	21.078883	19.692604	-6.58%	49
2014	19.900266	21.078883	5.92%	65
2013	15.061425	19.900266	32.13%	207
2012	12.830834	15.061425	17.38%	249
2011	14.868177	12.830834	-13.70%	2,286
2010	11.886251	14.868177	25.09%	2,317
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	23.901142	29.176951	22.07%	474
2018	25.192693	23.901142	-5.13%	2,039
2017	20.678843	25.192693	21.83%	2,039
2016	20.305764	20.678843	1.84%	2,069
2015	20.142062	20.305764	0.81%	2,586
2014	20.036378	20.142062	0.53%	2,668
2013	14.124471	20.036378	41.86%	2,870
2012	13.573668	14.124471	4.06%	5,117
2011	15.344405	13.573668	-11.54%	7,070
2010	12.035162	15.344405	27.50%	13,424
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	24.199087	30.249509	25.00%	1,987
2018	26.365160	24.199087	-8.22%	1,987
2017	23.684861	26.365160	11.32%	1,987
2016	21.536374	23.684861	9.98%	2,015
2015	22.651718	21.536374	-4.92%	1,531
2014	20.633909	22.651718	9.78%	2,106
2013	15.408101	20.633909	33.92%	2,372
2012	13.098816	15.408101	17.63%	5,100
2011	14.282631	13.098816	-8.29%	5,622
2010	12.159401	14.282631	17.46%	5,797
1265

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	28.385068	34.186562	20.44%	517,281
2018	30.353468	28.385068	-6.48%	612,221
2017	25.948570	30.353468	16.98%	758,173
2016	26.927957	25.948570	-3.64%	917,372
2015	29.706959	26.927957	-9.35%	1,131,473
2014	31.706766	29.706959	-6.31%	1,405,212
2013	25.620439	31.706766	23.76%	1,629,525
2012	21.737636	25.620439	17.86%	2,020,896
2011	23.685706	21.737636	-8.22%	2,458,694
2010	22.037235	23.685706	7.48%	3,088,453
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	21.952408	26.507388	20.75%	461,812
2018	22.941235	21.952408	-4.31%	546,801
2017	20.827764	22.941235	10.15%	607,442
2016	20.639980	20.827764	0.91%	674,866
2015	20.937635	20.639980	-1.42%	729,527
2014	19.679807	20.937635	6.39%	775,602
2013	16.086500	19.679807	22.34%	836,182
2012	14.556200	16.086500	10.51%	917,568
2011	14.245741	14.556200	2.18%	1,106,448
2010	12.299832	14.245741	15.82%	1,252,896
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.401322	27.746605	29.65%	977,470
2018	22.662989	21.401322	-5.57%	1,147,032
2017	18.976136	22.662989	19.43%	1,420,623
2016	18.495223	18.976136	2.60%	1,648,520
2015	18.831605	18.495223	-1.79%	1,881,765
2014	17.360819	18.831605	8.47%	2,181,228
2013	13.147980	17.360819	32.04%	2,475,769
2012	11.209354	13.147980	17.29%	2,834,179
2011	11.148417	11.209354	0.55%	3,335,984
2010	9.324072	11.148417	19.57%	3,907,176
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	16.716990	18.546430	10.94%	702,227
2018	17.231891	16.716990	-2.99%	764,561
2017	16.750572	17.231891	2.87%	945,213
2016	16.279697	16.750572	2.89%	1,041,220
2015	16.427792	16.279697	-0.90%	1,140,658
2014	15.920055	16.427792	3.19%	1,354,652
2013	16.440788	15.920055	-3.17%	1,531,968
2012	15.715725	16.440788	4.61%	1,856,335
2011	14.807952	15.715725	6.13%	1,953,283
2010	14.119800	14.807952	4.87%	2,201,972
1266

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.177416	7.345315	2.34%	105,720
2018	11.019511	7.177416	-34.87%	101,573
2017	12.754424	11.019511	-13.60%	141,007
2016	9.584356	12.754424	33.08%	190,755
2015	12.447367	9.584356	-23.00%	166,042
2014	14.072072	12.447367	-11.55%	172,349
2013	11.137163	14.072072	26.35%	189,576
2012	11.108521	11.137163	0.26%	237,677
2011	12.353544	11.108521	-10.08%	339,863
2010	10.242050	12.353544	20.62%	411,364
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.744401	11.627165	8.22%	80,040
2018	10.883845	10.744401	-1.28%	101,686
2017	10.554143	10.883845	3.12%	122,583
2016	9.969676	10.554143	5.86%	103,730
2015	10.355491	9.969676	-3.73%	109,721
2014	10.451421	10.355491	-0.92%	145,134
2013	10.386496	10.451421	0.63%	120,199
2012	9.869591	10.386496	5.24%	59,152
2011*	10.000000	9.869591	-1.30%	22,207
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.602845	25.093134	21.79%	138,982
2018	23.587963	20.602845	-12.66%	169,215
2017	20.638043	23.587963	14.29%	203,034
2016	19.510165	20.638043	5.78%	219,185
2015	20.141178	19.510165	-3.13%	224,461
2014	18.540881	20.141178	8.63%	267,982
2013	14.463829	18.540881	28.19%	300,606
2012	12.922282	14.463829	11.93%	371,350
2011	13.708634	12.922282	-5.74%	432,736
2010	11.911006	13.708634	15.09%	475,231
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	16.725777	20.831147	24.55%	354,656
2018	18.044347	16.725777	-7.31%	440,218
2017	14.651462	18.044347	23.16%	494,725
2016	15.278244	14.651462	-4.10%	511,336
2015	14.941080	15.278244	2.26%	549,871
2014	14.964307	14.941080	-0.16%	617,007
2013	12.690760	14.964307	17.91%	699,643
2012	10.869954	12.690760	16.75%	838,441
2011	11.858907	10.869954	-8.34%	976,426
2010	10.446070	11.858907	13.53%	1,236,058
1267

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.318454	10.391849	0.71%	290,655
2018	10.277210	10.318454	0.40%	384,628
2017	10.330684	10.277210	-0.52%	362,068
2016	10.431876	10.330684	-0.97%	263,483
2015	10.545803	10.431876	-1.08%	319,614
2014	10.660958	10.545803	-1.08%	355,501
2013	10.777377	10.660958	-1.08%	393,908
2012	10.895387	10.777377	-1.08%	457,794
2011	11.014034	10.895387	-1.08%	657,743
2010	11.128158	11.014034	-1.03%	680,252
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	24.017464	32.443755	35.08%	1,174,394
2018	23.743921	24.017464	1.15%	1,345,040
2017	18.561413	23.743921	27.92%	1,578,811
2016	18.540305	18.561413	0.11%	1,810,935
2015	17.492513	18.540305	5.99%	2,026,393
2014	15.818674	17.492513	10.58%	2,206,421
2013	11.721159	15.818674	34.96%	2,493,080
2012	10.512116	11.721159	11.50%	2,940,643
2011	10.407794	10.512116	1.00%	3,487,219
2010	9.347537	10.407794	11.34%	4,130,884
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.614173	31.466868	9.97%	498,065
2018	29.559325	28.614173	-3.20%	591,610
2017	28.016130	29.559325	5.51%	705,496
2016	24.380496	28.016130	14.91%	785,296
2015	26.366831	24.380496	-7.53%	890,473
2014	26.161791	26.366831	0.78%	1,026,704
2013	23.939285	26.161791	9.28%	1,104,930
2012	20.402867	23.939285	17.33%	1,180,038
2011	19.598436	20.402867	4.10%	1,204,176
2010	17.252776	19.598436	13.60%	1,425,970
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.301806	21.484370	17.39%	140,019
2018	22.517556	18.301806	-18.72%	148,705
2017	18.486562	22.517556	21.80%	165,689
2016	18.491302	18.486562	-0.03%	186,546
2015	18.873902	18.491302	-2.03%	189,248
2014	18.812309	18.873902	0.33%	205,030
2013	15.227841	18.812309	23.54%	207,329
2012	13.586849	15.227841	12.08%	272,147
2011	15.952795	13.586849	-14.83%	349,582
2010	14.137637	15.952795	12.84%	435,092
1268

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.237760	10.553325	3.08%	107,922
2018	10.272052	10.237760	-0.33%	126,098
2017	10.242400	10.272052	0.29%	178,418
2016	10.158855	10.242400	0.82%	220,351
2015	10.183074	10.158855	-0.24%	194,169
2014	10.196923	10.183074	-0.14%	199,979
2013	10.366089	10.196923	-1.63%	219,732
2012	10.139761	10.366089	2.23%	262,265
2011*	10.000000	10.139761	1.40%	127,680
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.677205	40.486720	36.42%	111,344
2018	30.026633	29.677205	-1.16%	148,945
2017	23.924819	30.026633	25.50%	175,571
2016	22.796053	23.924819	4.95%	185,296
2015	24.463597	22.796053	-6.82%	199,267
2014	22.931123	24.463597	6.68%	219,051
2013	17.844019	22.931123	28.51%	238,374
2012	15.888445	17.844019	12.31%	275,673
2011	16.155261	15.888445	-1.65%	293,226
2010	12.416485	16.155261	30.11%	359,643
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.547116	9.252428	8.25%	144,264
2018	11.258231	8.547116	-24.08%	165,425
2017	11.054924	11.258231	1.84%	202,110
2016	9.027947	11.054924	22.45%	244,857
2015	11.762742	9.027947	-23.25%	272,494
2014	13.676593	11.762742	-13.99%	309,006
2013	12.827919	13.676593	6.62%	351,502
2012	12.731045	12.827919	0.76%	520,988
2011	16.386753	12.731045	-22.31%	668,368
2010	14.153663	16.386753	15.78%	864,650
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	32.589290	48.180048	47.84%	472,206
2018	34.774310	32.589290	-6.28%	576,745
2017	26.612805	34.774310	30.67%	684,720
2016	26.499334	26.612805	0.43%	782,508
2015	27.588500	26.499334	-3.95%	895,430
2014	27.106403	27.588500	1.78%	1,002,268
2013	17.525640	27.106403	54.67%	1,160,996
2012	13.862907	17.525640	26.42%	1,386,458
2011	14.874711	13.862907	-6.80%	1,617,777
2010	13.338875	14.874711	11.51%	1,954,426
1269

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	23.083148	28.406016	23.06%	62,642
2018	24.718854	23.083148	-6.62%	76,922
2017	23.715624	24.718854	4.23%	98,471
2016	22.997592	23.715624	3.12%	118,681
2015	22.191826	22.997592	3.63%	112,635
2014	17.238337	22.191826	28.74%	138,581
2013	17.235270	17.238337	0.02%	145,806
2012	14.804445	17.235270	16.42%	203,195
2011	14.254794	14.804445	3.86%	244,449
2010	11.215725	14.254794	27.10%	305,115
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	24.846096	30.550688	22.96%	57,954
2018	28.067516	24.846096	-11.48%	76,635
2017	24.953628	28.067516	12.48%	85,910
2016	19.576888	24.953628	27.46%	104,665
2015	20.965618	19.576888	-6.62%	88,535
2014	19.803333	20.965618	5.87%	113,603
2013	14.995635	19.803333	32.06%	148,363
2012	12.781258	14.995635	17.33%	149,530
2011	14.818204	12.781258	-13.75%	210,042
2010	11.852276	14.818204	25.02%	254,721
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	23.683693	28.896886	22.01%	472,497
2018	24.976190	23.683693	-5.17%	555,408
2017	20.511459	24.976190	21.77%	608,568
2016	20.151558	20.511459	1.79%	688,735
2015	19.999209	20.151558	0.76%	765,694
2014	19.904336	19.999209	0.48%	848,572
2013	14.038475	19.904336	41.78%	958,906
2012	13.497864	14.038475	4.01%	1,150,679
2011	15.266415	13.497864	-11.58%	1,351,793
2010	11.980028	15.266415	27.43%	1,594,785
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	23.984020	29.965519	24.94%	361,418
2018	26.144136	23.984020	-8.26%	428,597
2017	23.498144	26.144136	11.26%	501,235
2016	21.377371	23.498144	9.92%	572,403
2015	22.495854	21.377371	-4.97%	642,141
2014	20.502278	22.495854	9.72%	764,208
2013	15.317539	20.502278	33.85%	843,428
2012	13.028428	15.317539	17.57%	986,259
2011	14.213043	13.028428	-8.33%	1,201,151
2010	12.106260	14.213043	17.40%	1,457,911
1270

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	28.126766	33.858352	20.38%	238,414
2018	30.092559	28.126766	-6.53%	283,148
2017	25.738494	30.092559	16.92%	359,995
2016	26.723418	25.738494	-3.69%	411,966
2015	29.496223	26.723418	-9.40%	530,696
2014	31.497767	29.496223	-6.35%	632,153
2013	25.464425	31.497767	23.69%	708,566
2012	21.616209	25.464425	17.80%	849,474
2011	23.565299	21.616209	-8.27%	1,026,116
2010	21.936284	23.565299	7.43%	1,184,514
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	21.752615	26.252858	20.69%	228,462
2018	22.744013	21.752615	-4.36%	289,081
2017	20.659121	22.744013	10.09%	330,639
2016	20.483174	20.659121	0.86%	359,443
2015	20.789090	20.483174	-1.47%	398,774
2014	19.550066	20.789090	6.34%	441,334
2013	15.988516	19.550066	22.28%	445,654
2012	14.474870	15.988516	10.46%	477,073
2011	14.173303	14.474870	2.13%	530,991
2010	12.243469	14.173303	15.76%	605,662
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.206435	27.480055	29.58%	419,662
2018	22.468040	21.206435	-5.62%	498,866
2017	18.822382	22.468040	19.37%	607,101
2016	18.354614	18.822382	2.55%	690,654
2015	18.697890	18.354614	-1.84%	831,819
2014	17.246266	18.697890	8.42%	939,513
2013	13.067824	17.246266	31.98%	1,048,353
2012	11.146666	13.067824	17.24%	1,158,549
2011	11.091677	11.146666	0.50%	1,313,422
2010	9.281311	11.091677	19.51%	1,567,741
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	16.564846	18.368337	10.89%	277,010
2018	17.083753	16.564846	-3.04%	322,992
2017	16.614939	17.083753	2.82%	396,705
2016	16.156008	16.614939	2.84%	448,369
2015	16.311220	16.156008	-0.95%	504,892
2014	15.815084	16.311220	3.14%	542,969
2013	16.340642	15.815084	-3.22%	619,963
2012	15.627917	16.340642	4.56%	768,767
2011	14.732639	15.627917	6.08%	873,326
2010	14.055095	14.732639	4.82%	967,277
1271

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.131529	7.294681	2.29%	24,138
2018	10.954648	7.131529	-34.90%	33,850
2017	12.685754	10.954648	-13.65%	47,264
2016	9.537567	12.685754	33.01%	58,459
2015	12.392901	9.537567	-23.04%	60,337
2014	14.017596	12.392901	-11.59%	73,949
2013	11.099659	14.017596	26.29%	76,213
2012	11.076727	11.099659	0.21%	97,340
2011	12.324408	11.076727	-10.12%	139,743
2010	10.223052	12.324408	20.56%	168,105
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.702827	11.576327	8.16%	25,730
2018	10.847247	10.702827	-1.33%	30,212
2017	10.523964	10.847247	3.07%	43,525
2016	9.946182	10.523964	5.81%	42,375
2015	10.336311	9.946182	-3.77%	53,635
2014	10.437334	10.336311	-0.97%	52,662
2013	10.377751	10.437334	0.57%	37,316
2012	9.866288	10.377751	5.18%	20,875
2011*	10.000000	9.866288	-1.34%	9,345
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.450717	24.895279	21.73%	71,642
2018	23.425725	20.450717	-12.70%	82,675
2017	20.506421	23.425725	14.24%	100,563
2016	19.395512	20.506421	5.73%	128,858
2015	20.032941	19.395512	-3.18%	129,380
2014	18.450573	20.032941	8.58%	139,168
2013	14.400654	18.450573	28.12%	151,999
2012	12.872365	14.400654	11.87%	175,101
2011	13.662564	12.872365	-5.78%	206,608
2010	11.876971	13.662564	15.03%	237,002
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	16.573531	20.631108	24.48%	125,112
2018	17.889204	16.573531	-7.35%	136,183
2017	14.532816	17.889204	23.10%	161,114
2016	15.162157	14.532816	-4.15%	177,139
2015	14.835063	15.162157	2.20%	202,991
2014	14.865646	14.835063	-0.21%	222,161
2013	12.613459	14.865646	17.86%	256,468
2012	10.809216	12.613459	16.69%	322,011
2011	11.798602	10.809216	-8.39%	346,182
2010	10.398199	11.798602	13.47%	447,336
1272

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.224543	10.292080	0.66%	214,249
2018	10.188858	10.224543	0.35%	174,765
2017	10.247035	10.188858	-0.57%	143,127
2016	10.352622	10.247035	-1.02%	175,327
2015	10.470979	10.352622	-1.13%	168,444
2014	10.590674	10.470979	-1.13%	216,330
2013	10.711733	10.590674	-1.13%	238,340
2012	10.834512	10.711733	-1.13%	270,856
2011	10.958026	10.834512	-1.13%	431,500
2010	11.077170	10.958026	-1.08%	487,074
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	23.798773	32.132078	35.02%	495,907
2018	23.539701	23.798773	1.10%	589,798
2017	18.411051	23.539701	27.86%	672,869
2016	18.399390	18.411051	0.06%	736,555
2015	17.368360	18.399390	5.94%	862,446
2014	15.714342	17.368360	10.53%	1,009,188
2013	11.649736	15.714342	34.89%	1,107,377
2012	10.453356	11.649736	11.44%	1,314,212
2011	10.354846	10.453356	0.95%	1,500,361
2010	9.304678	10.354846	11.29%	1,748,162
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.353828	31.164810	9.91%	197,387
2018	29.305283	28.353828	-3.25%	263,933
2017	27.789356	29.305283	5.46%	300,974
2016	24.195340	27.789356	14.85%	327,809
2015	26.179812	24.195340	-7.58%	342,460
2014	25.989367	26.179812	0.73%	390,743
2013	23.793529	25.989367	9.23%	423,882
2012	20.288916	23.793529	17.27%	458,957
2011	19.498801	20.288916	4.05%	513,299
2010	17.173746	19.498801	13.54%	607,039
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.166588	21.314855	17.33%	58,044
2018	22.362575	18.166588	-18.76%	69,524
2017	18.368585	22.362575	21.74%	76,807
2016	18.382552	18.368585	-0.08%	83,239
2015	18.772403	18.382552	-2.08%	87,704
2014	18.720597	18.772403	0.28%	91,926
2013	15.161266	18.720597	23.48%	106,422
2012	13.534312	15.161266	12.02%	124,469
2011	15.899139	13.534312	-14.87%	138,336
2010	14.097206	15.899139	12.78%	164,891
1273

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.198136	10.507165	3.03%	51,815
2018	10.237498	10.198136	-0.38%	82,274
2017	10.213098	10.237498	0.24%	82,802
2016	10.134899	10.213098	0.77%	74,120
2015	10.164191	10.134899	-0.29%	73,502
2014	10.183162	10.164191	-0.19%	60,336
2013	10.357346	10.183162	-1.68%	56,176
2012	10.136354	10.357346	2.18%	33,254
2011*	10.000000	10.136354	1.36%	12,326
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.474081	40.189303	36.35%	49,564
2018	29.836295	29.474081	-1.21%	62,066
2017	23.785140	29.836295	25.44%	74,823
2016	22.674405	23.785140	4.90%	77,758
2015	24.345368	22.674405	-6.86%	85,441
2014	22.831846	24.345368	6.63%	88,808
2013	17.775738	22.831846	28.44%	92,874
2012	15.835673	17.775738	12.25%	111,701
2011	16.109723	15.835673	-1.70%	113,020
2010	12.387745	16.109723	30.05%	141,988
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.488558	9.184401	8.20%	38,280
2018	11.186790	8.488558	-24.12%	37,307
2017	10.990318	11.186790	1.79%	48,379
2016	8.979717	10.990318	22.39%	54,545
2015	11.705829	8.979717	-23.29%	71,760
2014	13.617309	11.705829	-14.04%	97,843
2013	12.778772	13.617309	6.56%	116,550
2012	12.688708	12.778772	0.71%	174,078
2011	16.340523	12.688708	-22.35%	229,336
2010	14.120859	16.340523	15.72%	300,653
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	32.292754	47.717524	47.77%	173,005
2018	34.475422	32.292754	-6.33%	200,188
2017	26.397353	34.475422	30.60%	235,800
2016	26.298054	26.397353	0.38%	272,639
2015	27.392799	26.298054	-4.00%	314,253
2014	26.927735	27.392799	1.73%	348,227
2013	17.418908	26.927735	54.59%	406,134
2012	13.785455	17.418908	26.36%	507,755
2011	14.799070	13.785455	-6.85%	571,995
2010	13.277750	14.799070	11.46%	691,968
1274

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	22.915507	28.185459	23.00%	25,224
2018	24.551818	22.915507	-6.66%	34,510
2017	23.567246	24.551818	4.18%	44,941
2016	22.865228	23.567246	3.07%	48,701
2015	22.075257	22.865228	3.58%	51,255
2014	17.156451	22.075257	28.67%	51,733
2013	17.162081	17.156451	-0.03%	47,879
2012	14.749049	17.162081	16.36%	54,967
2011	14.208620	14.749049	3.80%	70,073
2010	11.185033	14.208620	27.03%	71,259
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	24.662569	30.309690	22.90%	26,906
2018	27.874375	24.662569	-11.52%	29,546
2017	24.794422	27.874375	12.42%	35,676
2016	19.461786	24.794422	27.40%	47,753
2015	20.852902	19.461786	-6.67%	39,223
2014	19.706834	20.852902	5.82%	40,024
2013	14.930101	19.706834	31.99%	47,103
2012	12.731847	14.930101	17.27%	55,360
2011	14.768374	12.731847	-13.79%	76,645
2010	11.818393	14.768374	24.96%	82,790
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	23.467957	28.619195	21.95%	183,055
2018	24.761275	23.467957	-5.22%	206,687
2017	20.345215	24.761275	21.71%	230,593
2016	19.998312	20.345215	1.73%	256,997
2015	19.857164	19.998312	0.71%	302,971
2014	19.772978	19.857164	0.43%	339,567
2013	13.952876	19.772978	41.71%	395,330
2012	13.422367	13.952876	3.95%	475,013
2011	15.188683	13.422367	-11.63%	552,020
2010	11.925057	15.188683	27.37%	669,335
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	23.770703	29.684002	24.88%	187,430
2018	25.924781	23.770703	-8.31%	220,356
2017	23.312719	25.924781	11.20%	281,888
2016	21.219385	23.312719	9.87%	323,562
2015	22.340905	21.219385	-5.02%	353,735
2014	20.371360	22.340905	9.67%	406,984
2013	15.227416	20.371360	33.78%	442,466
2012	12.958330	15.227416	17.51%	502,161
2011	14.143718	12.958330	-8.38%	611,866
2010	12.053304	14.143718	17.34%	674,818
1275

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.870637	33.533055	20.32%	29,030
2018	29.833714	27.870637	-6.58%	31,723
2017	25.529970	29.833714	16.86%	38,273
2016	26.520300	25.529970	-3.73%	47,670
2015	29.286860	26.520300	-9.45%	60,768
2014	31.290052	29.286860	-6.40%	70,360
2013	25.309292	31.290052	23.63%	80,029
2012	21.495425	25.309292	17.74%	92,633
2011	23.445457	21.495425	-8.32%	104,243
2010	21.835756	23.445457	7.37%	133,069
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	21.554498	26.000608	20.63%	18,957
2018	22.548328	21.554498	-4.41%	20,463
2017	20.491707	22.548328	10.04%	23,552
2016	20.327450	20.491707	0.81%	26,712
2015	20.641481	20.327450	-1.52%	26,501
2014	19.421080	20.641481	6.28%	28,598
2013	15.891071	19.421080	22.21%	28,833
2012	14.393951	15.891071	10.40%	31,385
2011	14.101184	14.393951	2.08%	34,224
2010	12.187343	14.101184	15.70%	38,906
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.013336	27.216071	29.52%	33,259
2018	22.274778	21.013336	-5.66%	33,960
2017	18.669889	22.274778	19.31%	39,532
2016	18.215096	18.669889	2.50%	44,843
2015	18.565151	18.215096	-1.89%	52,469
2014	17.132500	18.565151	8.36%	60,792
2013	12.988199	17.132500	31.91%	73,264
2012	11.084368	12.988199	17.18%	87,198
2011	11.035256	11.084368	0.45%	92,095
2010	9.238765	11.035256	19.45%	119,513
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	16.414061	18.191937	10.83%	20,581
2018	16.936857	16.414061	-3.09%	19,972
2017	16.480380	16.936857	2.77%	20,112
2016	16.033257	16.480380	2.79%	23,721
2015	16.195487	16.033257	-1.00%	29,306
2014	15.710820	16.195487	3.08%	34,265
2013	16.241128	15.710820	-3.27%	38,264
2012	15.540629	16.241128	4.51%	50,057
2011	14.657750	15.540629	6.02%	62,703
2010	13.990719	14.657750	4.77%	78,407
1276

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.085924	7.244367	2.24%	3,126
2018	10.890141	7.085924	-34.93%	3,043
2017	12.617410	10.890141	-13.69%	3,339
2016	9.490970	12.617410	32.94%	6,057
2015	12.338595	9.490970	-23.08%	6,458
2014	13.963246	12.338595	-11.64%	7,576
2013	11.062212	13.963246	26.22%	9,022
2012	11.044965	11.062212	0.16%	11,219
2011	12.295281	11.044965	-10.17%	12,067
2010	10.204060	12.295281	20.49%	14,172
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.661410	11.525699	8.11%	208
2018	10.810769	10.661410	-1.38%	211
2017	10.493870	10.810769	3.02%	324
2016	9.922740	10.493870	5.76%	5,441
2015	10.317165	9.922740	-3.82%	6,422
2014	10.423272	10.317165	-1.02%	5,657
2013	10.369002	10.423272	0.52%	5,711
2012	9.862979	10.369002	5.13%	1,875
2011*	10.000000	9.862979	-1.37%	1,384
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.299547	24.698757	21.67%	2,355
2018	23.264410	20.299547	-12.74%	2,674
2017	20.375482	23.264410	14.18%	5,188
2016	19.281403	20.375482	5.67%	5,747
2015	19.925169	19.281403	-3.23%	6,747
2014	18.360605	19.925169	8.52%	7,143
2013	14.337669	18.360605	28.06%	7,776
2012	12.822563	14.337669	11.82%	10,129
2011	13.616581	12.822563	-5.83%	12,506
2010	11.842989	13.616581	14.98%	12,998
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	16.422565	20.432836	24.42%	9,766
2018	17.735265	16.422565	-7.40%	12,731
2017	14.415021	17.735265	23.03%	14,224
2016	15.046864	14.415021	-4.20%	17,432
2015	14.729705	15.046864	2.15%	20,019
2014	14.767543	14.729705	-0.26%	29,657
2013	12.536555	14.767543	17.80%	31,501
2012	10.748764	12.536555	16.63%	39,158
2011	11.738553	10.748764	-8.43%	42,912
2010	10.350505	11.738553	13.41%	50,154
1277

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.131421	10.193173	0.61%	2,355
2018	10.101196	10.131421	0.30%	480
2017	10.164006	10.101196	-0.62%	1,482
2016	10.273921	10.164006	-1.07%	2,500
2015	10.396627	10.273921	-1.18%	2,720
2014	10.520791	10.396627	-1.18%	21,193
2013	10.646444	10.520791	-1.18%	5,381
2012	10.773953	10.646444	-1.18%	11,984
2011	10.902264	10.773953	-1.18%	16,419
2010	11.026382	10.902264	-1.13%	17,878
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	23.581999	31.823302	34.95%	37,911
2018	23.337153	23.581999	1.05%	40,679
2017	18.261831	23.337153	27.79%	48,851
2016	18.259484	18.261831	0.01%	55,269
2015	17.245005	18.259484	5.88%	67,926
2014	15.610640	17.245005	10.47%	77,291
2013	11.578714	15.610640	34.82%	92,476
2012	10.394903	11.578714	11.39%	109,192
2011	10.302143	10.394903	0.90%	120,607
2010	9.262002	10.302143	11.23%	147,405
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	28.095712	30.865485	9.86%	16,763
2018	29.053283	28.095712	-3.30%	16,580
2017	27.564300	29.053283	5.40%	20,714
2016	24.011499	27.564300	14.80%	22,408
2015	25.994052	24.011499	-7.63%	28,150
2014	25.818009	25.994052	0.68%	32,601
2013	23.648612	25.818009	9.17%	30,610
2012	20.175574	23.648612	17.21%	34,393
2011	19.399657	20.175574	4.00%	36,196
2010	17.095068	19.399657	13.48%	41,483
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.032301	21.146590	17.27%	7,855
2018	22.208589	18.032301	-18.80%	7,640
2017	18.251304	22.208589	21.68%	7,368
2016	18.274406	18.251304	-0.13%	7,975
2015	18.671408	18.274406	-2.13%	9,549
2014	18.629315	18.671408	0.23%	11,695
2013	15.094965	18.629315	23.41%	9,942
2012	13.481959	15.094965	11.96%	11,199
2011	15.845652	13.481959	-14.92%	13,537
2010	14.056891	15.845652	12.73%	12,786
1278

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.158708	10.461249	2.98%	7,510
2018	10.203103	10.158708	-0.44%	7,400
2017	10.183911	10.203103	0.19%	4,700
2016	10.111031	10.183911	0.72%	4,877
2015	10.145385	10.111031	-0.34%	0
2014	10.169461	10.145385	-0.24%	158
2013	10.348631	10.169461	-1.73%	166
2012	10.132959	10.348631	2.13%	122
2011*	10.000000	10.132959	1.33%	713
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.272214	39.893854	36.29%	5,689
2018	29.647023	29.272214	-1.26%	5,955
2017	23.646176	29.647023	25.38%	5,745
2016	22.553302	23.646176	4.85%	5,761
2015	24.227587	22.553302	-6.91%	7,348
2014	22.732884	24.227587	6.58%	11,827
2013	17.707638	22.732884	28.38%	12,914
2012	15.783008	17.707638	12.19%	13,466
2011	16.064261	15.783008	-1.75%	12,858
2010	12.359027	16.064261	29.98%	15,904
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.430401	9.116862	8.14%	6,227
2018	11.115809	8.430401	-24.16%	7,197
2017	10.926093	11.115809	1.74%	7,422
2016	8.931744	10.926093	22.33%	10,836
2015	11.649201	8.931744	-23.33%	12,828
2014	13.558311	11.649201	-14.08%	16,935
2013	12.729840	13.558311	6.51%	18,671
2012	12.646540	12.729840	0.66%	20,760
2011	16.294435	12.646540	-22.39%	27,995
2010	14.088146	16.294435	15.66%	32,929
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	31.998608	47.258979	47.69%	25,021
2018	34.178787	31.998608	-6.38%	26,003
2017	26.183418	34.178787	30.54%	27,846
2016	26.098089	26.183418	0.33%	31,577
2015	27.198275	26.098089	-4.05%	36,162
2014	26.750044	27.198275	1.68%	41,382
2013	17.312708	26.750044	54.51%	48,578
2012	13.708353	17.312708	26.29%	53,637
2011	14.723734	13.708353	-6.90%	58,783
2010	13.216844	14.723734	11.40%	71,069
1279

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	22.748998	27.966520	22.94%	2,644
2018	24.385829	22.748998	-6.71%	2,851
2017	23.419720	24.385829	4.13%	3,312
2016	22.733545	23.419720	3.02%	5,224
2015	21.959231	22.733545	3.53%	5,266
2014	17.074909	21.959231	28.61%	8,582
2013	17.089164	17.074909	-0.08%	8,569
2012	14.693830	17.089164	16.30%	9,437
2011	14.162571	14.693830	3.75%	9,582
2010	11.154422	14.162571	26.97%	9,303
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	24.480259	30.070428	22.84%	2,569
2018	27.682429	24.480259	-11.57%	2,798
2017	24.636107	27.682429	12.37%	2,753
2016	19.347281	24.636107	27.34%	3,829
2015	20.740716	19.347281	-6.72%	3,156
2014	19.610731	20.740716	5.76%	3,609
2013	14.864808	19.610731	31.93%	4,618
2012	12.682597	14.864808	17.21%	5,195
2011	14.718680	12.682597	-13.83%	5,750
2010	11.784563	14.718680	24.90%	5,783
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	23.254261	28.344246	21.89%	22,418
2018	24.548304	23.254261	-5.27%	24,761
2017	20.180401	24.548304	21.64%	26,037
2016	19.846317	20.180401	1.68%	28,477
2015	19.716204	19.846317	0.66%	33,980
2014	19.642550	19.716204	0.37%	40,071
2013	13.867849	19.642550	41.64%	45,166
2012	13.347348	13.867849	3.90%	47,567
2011	15.111435	13.347348	-11.67%	50,958
2010	11.870403	15.111435	27.30%	60,006
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	23.559050	29.404805	24.81%	13,349
2018	25.707040	23.559050	-8.36%	13,646
2017	23.128585	25.707040	11.15%	14,819
2016	21.062413	23.128585	9.81%	15,976
2015	22.186851	21.062413	-5.07%	18,589
2014	20.241130	22.186851	9.61%	21,154
2013	15.137716	20.241130	33.71%	25,385
2012	12.888532	15.137716	17.45%	30,262
2011	14.074640	12.888532	-8.43%	33,521
2010	12.000501	14.074640	17.28%	40,551
1280

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.616857	33.210907	20.26%	19,408
2018	29.577118	27.616857	-6.63%	27,727
2017	25.323163	29.577118	16.80%	36,112
2016	26.318756	25.323163	-3.78%	39,981
2015	29.079007	26.318756	-9.49%	51,089
2014	31.083721	29.079007	-6.45%	67,371
2013	25.155125	31.083721	23.57%	94,187
2012	21.375327	25.155125	17.68%	106,070
2011	23.326248	21.375327	-8.36%	121,498
2010	21.735727	23.326248	7.32%	175,648
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	21.358125	25.750698	20.57%	16,910
2018	22.354282	21.358125	-4.46%	16,417
2017	20.325604	22.354282	9.98%	22,116
2016	20.172852	20.325604	0.76%	23,005
2015	20.494868	20.172852	-1.57%	22,379
2014	19.292894	20.494868	6.23%	36,400
2013	15.794165	19.292894	22.15%	38,227
2012	14.313430	15.794165	10.35%	36,329
2011	14.029385	14.313430	2.02%	47,208
2010	12.131406	14.029385	15.65%	78,851
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	20.821868	26.954432	29.45%	42,480
2018	22.083074	20.821868	-5.71%	58,099
2017	18.518554	22.083074	19.25%	68,622
2016	18.076571	18.518554	2.45%	73,027
2015	18.433307	18.076571	-1.94%	79,758
2014	17.019448	18.433307	8.31%	96,505
2013	12.909016	17.019448	31.84%	108,651
2012	11.022379	12.909016	17.12%	118,380
2011	10.979081	11.022379	0.39%	149,403
2010	9.196385	10.979081	19.38%	187,943
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	16.264533	18.017092	10.78%	32,490
2018	16.791105	16.264533	-3.14%	36,362
2017	16.346809	16.791105	2.72%	38,079
2016	15.911343	16.346809	2.74%	37,738
2015	16.080479	15.911343	-1.05%	51,399
2014	15.607143	16.080479	3.03%	70,264
2013	16.142120	15.607143	-3.31%	88,685
2012	15.453728	16.142120	4.45%	116,214
2011	14.583136	15.453728	5.97%	114,271
2010	13.926545	14.583136	4.71%	138,393
1281

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.040605	7.194394	2.18%	7,189
2018	10.826012	7.040605	-34.97%	552
2017	12.549437	10.826012	-13.73%	552
2016	9.444604	12.549437	32.87%	861
2015	12.284553	9.444604	-23.12%	4,562
2014	13.909130	12.284553	-11.68%	10,726
2013	11.024928	13.909130	26.16%	11,161
2012	11.013328	11.024928	0.11%	12,076
2011	12.266258	11.013328	-10.21%	13,643
2010	10.185117	12.266258	20.43%	21,714
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.620110	11.475243	8.05%	0
2018	10.774369	10.620110	-1.43%	5,989
2017	10.463813	10.774369	2.97%	9,842
2016	9.899315	10.463813	5.70%	9,333
2015	10.298033	9.899315	-3.87%	11,553
2014	10.409224	10.298033	-1.07%	7,774
2013	10.360272	10.409224	0.47%	7,385
2012	9.859669	10.360272	5.08%	2,611
2011*	10.000000	9.859669	-1.40%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.149435	24.503694	21.61%	2,044
2018	23.104134	20.149435	-12.79%	5,402
2017	20.245313	23.104134	14.12%	5,996
2016	19.167889	20.245313	5.62%	6,257
2015	19.817900	19.167889	-3.28%	9,167
2014	18.271005	19.817900	8.47%	11,646
2013	14.274930	18.271005	27.99%	15,392
2012	12.772933	14.274930	11.76%	15,161
2011	13.570735	12.772933	-5.88%	17,733
2010	11.809082	13.570735	14.92%	24,265
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	16.272912	20.236389	24.36%	12,357
2018	17.582612	16.272912	-7.45%	15,203
2017	14.298160	17.582612	22.97%	18,104
2016	14.932414	14.298160	-4.25%	19,003
2015	14.625072	14.932414	2.10%	14,629
2014	14.670068	14.625072	-0.31%	16,031
2013	12.460103	14.670068	17.74%	20,515
2012	10.688641	12.460103	16.57%	32,245
2011	11.678793	10.688641	-8.48%	35,245
2010	10.303013	11.678793	13.35%	46,507
1282

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.039131	10.095204	0.56%	2,393
2018	10.014274	10.039131	0.25%	3,669
2017	10.081626	10.014274	-0.67%	6,356
2016	10.195793	10.081626	-1.12%	7,467
2015	10.322789	10.195793	-1.23%	7,817
2014	10.451361	10.322789	-1.23%	15,872
2013	10.581539	10.451361	-1.23%	22,124
2012	10.713701	10.581539	-1.23%	22,135
2011	10.846769	10.713701	-1.23%	28,574
2010	10.975807	10.846769	-1.18%	46,671
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	23.367185	31.517473	34.88%	36,640
2018	23.136347	23.367185	1.00%	49,589
2017	18.113834	23.136347	27.73%	57,614
2016	18.120645	18.113834	-0.04%	60,647
2015	17.122540	18.120645	5.83%	66,446
2014	15.507623	17.122540	10.41%	86,809
2013	11.508124	15.507623	34.75%	99,038
2012	10.336767	11.508124	11.33%	127,907
2011	10.249696	10.336767	0.85%	161,601
2010	9.219513	10.249696	11.17%	206,906
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.839816	30.568888	9.80%	21,433
2018	28.803320	27.839816	-3.35%	22,858
2017	27.340933	28.803320	5.35%	25,968
2016	23.828947	27.340933	14.74%	26,326
2015	25.809483	23.828947	-7.67%	28,764
2014	25.647679	25.809483	0.63%	43,106
2013	23.504483	25.647679	9.12%	57,341
2012	20.062784	23.504483	17.15%	59,771
2011	19.300945	20.062784	3.95%	66,337
2010	17.016685	19.300945	13.42%	86,476
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.898966	20.979616	17.21%	10,534
2018	22.055607	17.898966	-18.85%	3,175
2017	18.134723	22.055607	21.62%	4,481
2016	18.166858	18.134723	-0.18%	4,825
2015	18.570935	18.166858	-2.18%	8,730
2014	18.538454	18.570935	0.18%	6,132
2013	15.028943	18.538454	23.35%	8,959
2012	13.429803	15.028943	11.91%	11,368
2011	15.792337	13.429803	-14.96%	11,903
2010	14.016659	15.792337	12.67%	16,615
1283

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.119346	10.415446	2.93%	22,547
2018	10.168750	10.119346	-0.49%	0
2017	10.154749	10.168750	0.14%	0
2016	10.087172	10.154749	0.67%	0
2015	10.126580	10.087172	-0.39%	3,664
2014	10.155740	10.126580	-0.29%	0
2013	10.339907	10.155740	-1.78%	2,529
2012	10.129561	10.339907	2.08%	2,662
2011*	10.000000	10.129561	1.30%	2,793
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	29.071570	39.600367	36.22%	2,947
2018	29.458823	29.071570	-1.31%	1,953
2017	23.507922	29.458823	25.31%	4,885
2016	22.432763	23.507922	4.79%	4,633
2015	24.110318	22.432763	-6.96%	6,470
2014	22.634322	24.110318	6.52%	6,636
2013	17.639780	22.634322	28.31%	12,903
2012	15.730501	17.639780	12.14%	16,066
2011	16.018904	15.730501	-1.80%	15,791
2010	12.330367	16.018904	29.91%	17,434
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.372560	9.049734	8.09%	1,812
2018	11.045185	8.372560	-24.20%	4,060
2017	10.862159	11.045185	1.68%	6,128
2016	8.883963	10.862159	22.27%	7,049
2015	11.592761	8.883963	-23.37%	12,016
2014	13.499464	11.592761	-14.12%	15,397
2013	12.681023	13.499464	6.45%	19,044
2012	12.604435	12.681023	0.61%	24,405
2011	16.248419	12.604435	-22.43%	23,981
2010	14.055461	16.248419	15.60%	36,098
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	31.706849	46.804395	47.62%	8,950
2018	33.884407	31.706849	-6.43%	14,898
2017	25.971004	33.884407	30.47%	18,352
2016	25.899447	25.971004	0.28%	19,992
2015	27.004924	25.899447	-4.09%	19,745
2014	26.573349	27.004924	1.62%	21,741
2013	17.207048	26.573349	54.43%	31,835
2012	13.631608	17.207048	26.23%	38,084
2011	14.648710	13.631608	-6.94%	47,288
2010	13.156147	14.648710	11.34%	66,754
1284

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	22.583634	27.749186	22.87%	376
2018	24.220897	22.583634	-6.76%	2,278
2017	23.273067	24.220897	4.07%	2,753
2016	22.602582	23.273067	2.97%	2,614
2015	21.843781	22.602582	3.47%	3,235
2014	16.993720	21.843781	28.54%	4,388
2013	17.016515	16.993720	-0.13%	5,242
2012	14.638791	17.016515	16.24%	7,233
2011	14.116649	14.638791	3.70%	7,786
2010	11.123878	14.116649	26.90%	10,181
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	24.299236	29.832956	22.77%	2,556
2018	27.491720	24.299236	-11.61%	1,205
2017	24.478737	27.491720	12.31%	4,145
2016	19.233389	24.478737	27.27%	3,044
2015	20.629060	19.233389	-6.77%	3,254
2014	19.515033	20.629060	5.71%	6,166
2013	14.799752	19.515033	31.86%	8,028
2012	12.633495	14.799752	17.15%	8,650
2011	14.669114	12.633495	-13.88%	9,816
2010	11.750829	14.669114	24.83%	14,721
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	23.042308	28.071683	21.83%	11,622
2018	24.336950	23.042308	-5.32%	14,225
2017	20.016742	24.336950	21.58%	17,315
2016	19.695315	20.016742	1.63%	18,534
2015	19.576104	19.695315	0.61%	20,434
2014	19.512857	19.576104	0.32%	26,991
2013	13.783248	19.512857	41.57%	43,141
2012	13.272659	13.783248	3.85%	54,721
2011	15.034472	13.272659	-11.72%	64,136
2010	11.815906	15.034472	27.24%	86,455
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	23.349351	29.128331	24.75%	11,337
2018	25.491196	23.349351	-8.40%	12,236
2017	22.945966	25.491196	11.09%	16,535
2016	20.906651	22.945966	9.75%	18,035
2015	22.033924	20.906651	-5.12%	21,466
2014	20.111795	22.033924	9.56%	24,006
2013	15.048600	20.111795	33.65%	30,414
2012	12.819149	15.048600	17.39%	35,745
2011	14.005952	12.819149	-8.47%	41,018
2010	11.947985	14.005952	17.22%	55,031
1285

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.365082	32.891470	20.20%	1,502
2018	29.322403	27.365082	-6.68%	2,895
2017	25.117748	29.322403	16.74%	3,032
2016	26.118452	25.117748	-3.83%	3,228
2015	28.872336	26.118452	-9.54%	6,224
2014	30.878453	28.872336	-6.50%	12,427
2013	25.001652	30.878453	23.51%	12,892
2012	21.255696	25.001652	17.62%	14,765
2011	23.207443	21.255696	-8.41%	16,562
2010	21.635967	23.207443	7.26%	15,812
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	21.163476	25.503095	20.51%	3,474
2018	22.161842	21.163476	-4.50%	4,835
2017	20.160805	22.161842	9.93%	4,726
2016	20.019400	20.160805	0.71%	4,917
2015	20.349264	20.019400	-1.62%	7,011
2014	19.165545	20.349264	6.18%	7,411
2013	15.697866	19.165545	22.09%	7,492
2012	14.233388	15.697866	10.29%	6,618
2011	13.957983	14.233388	1.97%	17,889
2010	12.075777	13.957983	15.59%	17,810
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	20.632018	26.695139	29.39%	4,381
2018	21.892875	20.632018	-5.76%	4,380
2017	18.368323	21.892875	19.19%	4,381
2016	17.938997	18.368323	2.39%	4,380
2015	18.302273	17.938997	-1.98%	5,367
2014	16.907026	18.302273	8.25%	17,054
2013	12.830235	16.907026	31.77%	17,570
2012	10.960674	12.830235	17.06%	14,577
2011	10.923138	10.960674	0.34%	15,890
2010	9.154142	10.923138	19.32%	14,300
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	16.116275	17.843819	10.72%	3,836
2018	16.646520	16.116275	-3.19%	6,659
2017	16.214241	16.646520	2.67%	7,000
2016	15.790288	16.214241	2.68%	7,536
2015	15.966224	15.790288	-1.10%	7,240
2014	15.504102	15.966224	2.98%	9,901
2013	16.043671	15.504102	-3.36%	10,270
2012	15.367275	16.043671	4.40%	28,530
2011	14.508882	15.367275	5.92%	19,138
2010	13.862661	14.508882	4.66%	20,478
1286

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.995548	7.144740	2.13%	1,059
2018	10.762224	6.995548	-35.00%	1,059
2017	12.481799	10.762224	-13.78%	1,059
2016	9.398458	12.481799	32.81%	1,059
2015	12.230732	9.398458	-23.16%	0
2014	13.855228	12.230732	-11.72%	3,349
2013	10.987757	13.855228	26.10%	108
2012	10.981767	10.987757	0.05%	108
2011	12.237289	10.981767	-10.26%	108
2010	10.166203	12.237289	20.37%	108
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.578979	11.425025	8.00%	955
2018	10.738115	10.578979	-1.48%	955
2017	10.433867	10.738115	2.92%	955
2016	9.875969	10.433867	5.65%	955
2015	10.278942	9.875969	-3.92%	0
2014	10.395182	10.278942	-1.12%	179
2013	10.351532	10.395182	0.42%	179
2012	9.856361	10.351532	5.02%	179
2011*	10.000000	9.856361	-1.44%	179
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	20.000431	24.310197	21.55%	1,307
2018	22.944976	20.000431	-12.83%	1,895
2017	20.116003	22.944976	14.06%	1,932
2016	19.055075	20.116003	5.57%	2,063
2015	19.711237	19.055075	-3.33%	1,054
2014	18.181867	19.711237	8.41%	2,432
2013	14.212481	18.181867	27.93%	1,470
2012	12.723510	14.212481	11.70%	1,752
2011	13.525052	12.723510	-5.93%	4,161
2010	11.775283	13.525052	14.86%	3,433
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	16.124521	20.041717	24.29%	11
2018	17.431162	16.124521	-7.50%	11
2017	14.182154	17.431162	22.91%	11
2016	14.818743	14.182154	-4.30%	11
2015	14.521094	14.818743	2.05%	11
2014	14.573152	14.521094	-0.36%	11
2013	12.384060	14.573152	17.68%	11
2012	10.628804	12.384060	16.51%	718
2011	11.619294	10.628804	-8.52%	772
2010	10.255711	11.619294	13.30%	268
1287

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.947608	9.998117	0.51%	4
2018	9.928029	9.947608	0.20%	4
2017	9.999849	9.928029	-0.72%	4
2016	10.118204	9.999849	-1.17%	4
2015	10.249427	10.118204	-1.28%	4
2014	10.382344	10.249427	-1.28%	1,532
2013	10.516984	10.382344	-1.28%	6,523
2012	10.653751	10.516984	-1.28%	16,946
2011	10.791524	10.653751	-1.28%	18,906
2010	10.925440	10.791524	-1.23%	9,428
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	23.154195	31.214397	34.81%	10,364
2018	22.937140	23.154195	0.95%	10,284
2017	17.966935	22.937140	27.66%	9,624
2016	17.982766	17.966935	-0.09%	9,842
2015	17.000869	17.982766	5.78%	10,944
2014	15.405226	17.000869	10.36%	23,261
2013	11.437928	15.405226	34.69%	23,425
2012	10.278930	11.437928	11.28%	25,246
2011	10.197493	10.278930	0.80%	34,751
2010	9.177195	10.197493	11.12%	34,956
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.586066	30.274937	9.75%	1,906
2018	28.555333	27.586066	-3.39%	2,843
2017	27.119231	28.555333	5.30%	2,894
2016	23.647638	27.119231	14.68%	2,945
2015	25.626099	23.647638	-7.72%	3,004
2014	25.478339	25.626099	0.58%	4,299
2013	23.361117	25.478339	9.06%	5,161
2012	19.950532	23.361117	17.10%	3,710
2011	19.202657	19.950532	3.89%	10,819
2010	16.938603	19.202657	13.37%	10,928
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.766532	20.813849	17.15%	0
2018	21.903590	17.766532	-18.89%	0
2017	18.018820	21.903590	21.56%	0
2016	18.059861	18.018820	-0.23%	0
2015	18.470908	18.059861	-2.23%	0
2014	18.447944	18.470908	0.12%	0
2013	14.963130	18.447944	23.29%	0
2012	13.377786	14.963130	11.85%	527
2011	15.739132	13.377786	-15.00%	1,250
2010	13.976506	15.739132	12.61%	1,660
1288

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.080135	10.369836	2.87%	0
2018	10.134505	10.080135	-0.54%	0
2017	10.125670	10.134505	0.09%	0
2016	10.063372	10.125670	0.62%	0
2015	10.107796	10.063372	-0.44%	1,936
2014	10.142048	10.107796	-0.34%	2,258
2013	10.331195	10.142048	-1.83%	2,258
2012	10.126160	10.331195	2.02%	322
2011*	10.000000	10.126160	1.26%	322
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.872303	39.309025	36.15%	703
2018	29.271805	28.872303	-1.36%	742
2017	23.370463	29.271805	25.25%	767
2016	22.312856	23.370463	4.74%	854
2015	23.993590	22.312856	-7.00%	1,064
2014	22.536144	23.993590	6.47%	2,763
2013	17.572163	22.536144	28.25%	2,857
2012	15.678162	17.572163	12.08%	2,411
2011	15.973683	15.678162	-1.85%	5,497
2010	12.301781	15.973683	29.85%	5,092
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.315132	8.983110	8.03%	193
2018	10.975007	8.315132	-24.24%	443
2017	10.798586	10.975007	1.63%	443
2016	8.836438	10.798586	22.21%	443
2015	11.536588	8.836438	-23.41%	443
2014	13.440861	11.536588	-14.17%	1,537
2013	12.632368	13.440861	6.40%	1,537
2012	12.562453	12.632368	0.56%	1,887
2011	16.202496	12.562453	-22.47%	5,650
2010	14.022839	16.202496	15.54%	4,583
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	31.417877	46.354361	47.54%	37
2018	33.592709	31.417877	-6.47%	250
2017	25.760412	33.592709	30.40%	250
2016	25.702413	25.760412	0.23%	256
2015	26.813064	25.702413	-4.14%	981
2014	26.397919	26.813064	1.57%	8,349
2013	17.102099	26.397919	54.35%	8,835
2012	13.555336	17.102099	26.17%	6,677
2011	14.574112	13.555336	-6.99%	13,472
2010	13.095777	14.574112	11.29%	13,767
1289

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	22.419436	27.533480	22.81%	484
2018	24.057054	22.419436	-6.81%	484
2017	23.127300	24.057054	4.02%	484
2016	22.472355	23.127300	2.91%	484
2015	21.728923	22.472355	3.42%	1,140
2014	16.912915	21.728923	28.48%	1,140
2013	16.944182	16.912915	-0.18%	1,140
2012	14.583961	16.944182	16.18%	175
2011	14.070885	14.583961	3.65%	189
2010	11.093411	14.070885	26.84%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	24.119421	29.597204	22.71%	534
2018	27.302201	24.119421	-11.66%	534
2017	24.322270	27.302201	12.25%	534
2016	19.120106	24.322270	27.21%	534
2015	20.517953	19.120106	-6.81%	838
2014	19.419759	20.517953	5.66%	838
2013	14.734945	19.419759	31.79%	838
2012	12.584556	14.734945	17.09%	402
2011	14.619695	12.584556	-13.92%	435
2010	11.717157	14.619695	24.77%	1,952
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	22.832222	27.801657	21.77%	847
2018	24.127354	22.832222	-5.37%	841
2017	19.854372	24.127354	21.52%	843
2016	19.545418	19.854372	1.58%	843
2015	19.436956	19.545418	0.56%	841
2014	19.383984	19.436956	0.27%	3,010
2013	13.699146	19.383984	41.50%	3,064
2012	13.198373	13.699146	3.79%	2,805
2011	14.957887	13.198373	-11.76%	4,686
2010	11.761678	14.957887	27.17%	4,691
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	23.141318	28.854200	24.69%	292
2018	25.276949	23.141318	-8.45%	350
2017	22.764590	25.276949	11.04%	386
2016	20.751881	22.764590	9.70%	515
2015	21.881900	20.751881	-5.16%	515
2014	19.983141	21.881900	9.50%	538
2013	14.959904	19.983141	33.58%	892
2012	12.750071	14.959904	17.33%	1,954
2011	13.937519	12.750071	-8.52%	5,805
2010	11.895605	13.937519	17.17%	5,249
1290

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	27.115529	32.575019	20.13%	14,066
2018	29.069819	27.115529	-6.72%	17,833
2017	24.913963	29.069819	16.68%	21,511
2016	25.919646	24.913963	-3.88%	32,180
2015	28.667098	25.919646	-9.58%	34,360
2014	30.674498	28.667098	-6.54%	38,243
2013	24.849103	30.674498	23.44%	43,825
2012	21.136731	24.849103	17.56%	55,840
2011	23.089227	21.136731	-8.46%	73,830
2010	21.536641	23.089227	7.21%	100,514
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	20.970452	25.257694	20.44%	8,847
2018	21.970907	20.970452	-4.55%	11,413
2017	19.997211	21.970907	9.87%	12,397
2016	19.866992	19.997211	0.66%	22,198
2015	20.204590	19.866992	-1.67%	23,446
2014	19.038921	20.204590	6.12%	25,072
2013	15.602048	19.038921	22.03%	28,501
2012	14.153707	15.602048	10.23%	30,834
2011	13.886852	14.153707	1.92%	30,014
2010	12.020317	13.886852	15.53%	49,708
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	20.443886	26.438322	29.32%	31,921
2018	21.704314	20.443886	-5.81%	35,362
2017	18.219313	21.704314	19.13%	44,161
2016	17.802456	18.219313	2.34%	56,087
2015	18.172181	17.802456	-2.03%	58,797
2014	16.795350	18.172181	8.20%	68,362
2013	12.751950	16.795350	31.71%	72,242
2012	10.899331	12.751950	17.00%	89,584
2011	10.867496	10.899331	0.29%	122,685
2010	9.112126	10.867496	19.26%	141,776
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.969322	17.672163	10.66%	12,705
2018	16.503154	15.969322	-3.23%	15,510
2017	16.082716	16.503154	2.61%	16,492
2016	15.670112	16.082716	2.63%	23,621
2015	15.852732	15.670112	-1.15%	24,827
2014	15.401696	15.852732	2.93%	29,180
2013	15.945775	15.401696	-3.41%	32,523
2012	15.281270	15.945775	4.35%	41,670
2011	14.434968	15.281270	5.86%	51,260
2010	13.799018	14.434968	4.61%	56,133
1291

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.950765	7.095402	2.08%	103
2018	10.698782	6.950765	-35.03%	1,514
2017	12.414500	10.698782	-13.82%	1,514
2016	9.352502	12.414500	32.74%	2,327
2015	12.177109	9.352502	-23.20%	2,306
2014	13.801481	12.177109	-11.77%	3,455
2013	10.950671	13.801481	26.03%	3,812
2012	10.950257	10.950671	0.00%	5,277
2011	12.208363	10.950257	-10.31%	7,553
2010	10.147310	12.208363	20.31%	8,733
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.537940	11.374916	7.94%	0
2018	10.701901	10.537940	-1.53%	0
2017	10.403941	10.701901	2.86%	0
2016	9.852629	10.403941	5.60%	0
2015	10.259851	9.852629	-3.97%	116
2014	10.381136	10.259851	-1.17%	116
2013	10.342796	10.381136	0.37%	116
2012	9.853047	10.342796	4.97%	411
2011*	10.000000	9.853047	-1.47%	148
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	19.852325	24.117944	21.49%	6,537
2018	22.786684	19.852325	-12.88%	9,483
2017	19.987319	22.786684	14.01%	9,554
2016	18.942758	19.987319	5.51%	15,191
2015	19.604991	18.942758	-3.38%	15,302
2014	18.093047	19.604991	8.36%	15,125
2013	14.150220	18.093047	27.86%	18,399
2012	12.674199	14.150220	11.65%	20,023
2011	13.479459	12.674199	-5.97%	23,702
2010	11.741533	13.479459	14.80%	24,087
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.977458	19.848874	24.23%	9,539
2018	17.280991	15.977458	-7.54%	10,140
2017	14.067070	17.280991	22.85%	10,127
2016	14.705934	14.067070	-4.34%	10,282
2015	14.417851	14.705934	2.00%	10,820
2014	14.476881	14.417851	-0.41%	13,683
2013	12.308472	14.476881	17.62%	14,807
2012	10.569288	12.308472	16.46%	19,141
2011	11.560074	10.569288	-8.57%	23,651
2010	10.208611	11.560074	13.24%	24,396
1292

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.856860	9.901888	0.46%	4,772
2018	9.842479	9.856860	0.15%	4,711
2017	9.918704	9.842479	-0.77%	6,205
2016	10.041170	9.918704	-1.22%	6,144
2015	10.176548	10.041170	-1.33%	6,556
2014	10.313747	10.176548	-1.33%	6,654
2013	10.452792	10.313747	-1.33%	19,802
2012	10.594104	10.452792	-1.33%	19,120
2011	10.736537	10.594104	-1.33%	26,996
2010	10.875279	10.736537	-1.28%	34,302
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	22.942870	30.913827	34.74%	41,481
2018	22.739384	22.942870	0.89%	51,360
2017	17.821025	22.739384	27.60%	57,920
2016	17.845751	17.821025	-0.14%	70,566
2015	16.879887	17.845751	5.72%	75,173
2014	15.303355	16.879887	10.30%	81,367
2013	11.368044	15.303355	34.62%	89,494
2012	10.221319	11.368044	11.22%	109,991
2011	10.145480	10.221319	0.75%	134,179
2010	9.135013	10.145480	11.06%	150,879
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.334520	29.983685	9.69%	11,526
2018	28.309360	27.334520	-3.44%	13,035
2017	26.899207	28.309360	5.24%	11,236
2016	23.467644	26.899207	14.62%	16,776
2015	25.443931	23.467644	-7.77%	16,303
2014	25.310047	25.443931	0.53%	17,247
2013	23.218567	25.310047	9.01%	21,240
2012	19.838867	23.218567	17.04%	29,019
2011	19.104821	19.838867	3.84%	30,470
2010	16.860828	19.104821	13.31%	59,899
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.635034	20.649336	17.09%	4,373
2018	21.752568	17.635034	-18.93%	7,672
2017	17.903625	21.752568	21.50%	7,390
2016	17.953469	17.903625	-0.28%	7,740
2015	18.371413	17.953469	-2.27%	7,760
2014	18.357870	18.371413	0.07%	7,465
2013	14.897618	18.357870	23.23%	8,302
2012	13.325980	14.897618	11.79%	7,823
2011	15.686119	13.325980	-15.05%	10,776
2010	13.936483	15.686119	12.55%	7,327
1293

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.041077	10.324427	2.82%	11,302
2018	10.100379	10.041077	-0.59%	10,471
2017	10.096671	10.100379	0.04%	10,725
2016	10.039624	10.096671	0.57%	10,394
2015	10.089049	10.039624	-0.49%	9,170
2014	10.128362	10.089049	-0.39%	9,142
2013	10.322486	10.128362	-1.88%	8,951
2012	10.122762	10.322486	1.97%	7,193
2011*	10.000000	10.122762	1.23%	7,193
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.674230	39.019576	36.08%	1,982
2018	29.085814	28.674230	-1.42%	2,613
2017	23.233700	29.085814	25.19%	3,115
2016	22.193504	23.233700	4.69%	7,285
2015	23.877356	22.193504	-7.05%	7,405
2014	22.438337	23.877356	6.41%	7,671
2013	17.504752	22.438337	28.18%	7,472
2012	15.625954	17.504752	12.02%	8,325
2011	15.928539	15.625954	-1.90%	8,611
2010	12.273217	15.928539	29.78%	8,438
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.258066	8.916935	7.98%	1,604
2018	10.905247	8.258066	-24.27%	3,590
2017	10.735378	10.905247	1.58%	3,926
2016	8.789146	10.735378	22.14%	4,437
2015	11.480675	8.789146	-23.44%	4,997
2014	13.382514	11.480675	-14.21%	6,713
2013	12.583906	13.382514	6.35%	9,373
2012	12.520623	12.583906	0.51%	11,647
2011	16.156723	12.520623	-22.51%	20,142
2010	13.990288	16.156723	15.49%	21,531
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	31.131390	45.908424	47.47%	21,375
2018	33.303355	31.131390	-6.52%	23,744
2017	25.551423	33.303355	30.34%	23,229
2016	25.506776	25.551423	0.18%	30,157
2015	26.622467	25.506776	-4.19%	30,840
2014	26.223562	26.622467	1.52%	44,165
2013	16.997738	26.223562	54.28%	46,273
2012	13.479462	16.997738	26.10%	59,367
2011	14.499873	13.479462	-7.04%	66,166
2010	13.035669	14.499873	11.23%	72,944
1294

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	22.256191	27.319149	22.75%	10,871
2018	23.894072	22.256191	-6.85%	12,013
2017	22.982231	23.894072	3.97%	11,967
2016	22.342669	22.982231	2.86%	15,560
2015	21.614470	22.342669	3.37%	15,705
2014	16.832345	21.614470	28.41%	15,853
2013	16.872012	16.832345	-0.24%	16,084
2012	14.529223	16.872012	16.12%	16,055
2011	14.025164	14.529223	3.59%	16,673
2010	11.062968	14.025164	26.78%	16,280
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	23.940870	29.363224	22.65%	9,387
2018	27.113908	23.940870	-11.70%	9,446
2017	24.166730	27.113908	12.20%	9,426
2016	19.007431	24.166730	27.14%	12,934
2015	20.407384	19.007431	-6.86%	12,962
2014	19.324897	20.407384	5.60%	9,860
2013	14.670400	19.324897	31.73%	10,200
2012	12.535804	14.670400	17.03%	10,800
2011	14.570436	12.535804	-13.96%	11,319
2010	11.683591	14.570436	24.71%	11,920
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	22.623888	27.534023	21.70%	22,558
2018	23.919399	22.623888	-5.42%	26,302
2017	19.693199	23.919399	21.46%	24,247
2016	19.396549	19.693199	1.53%	28,557
2015	19.298693	19.396549	0.51%	29,809
2014	19.255857	19.298693	0.22%	36,702
2013	13.615484	19.255857	41.43%	39,111
2012	13.124429	13.615484	3.74%	50,790
2011	14.881623	13.124429	-11.81%	57,657
2010	11.707629	14.881623	27.11%	62,405
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	22.935024	28.582499	24.62%	14,285
2018	25.064391	22.935024	-8.50%	14,781
2017	22.584567	25.064391	10.98%	15,323
2016	20.598178	22.584567	9.64%	19,599
2015	21.730847	20.598178	-5.21%	20,989
2014	19.855264	21.730847	9.45%	22,638
2013	14.871697	19.855264	33.51%	25,292
2012	12.681333	14.871697	17.27%	33,987
2011	13.869405	12.681333	-8.57%	48,549
2010	11.843457	13.869405	17.11%	58,397
1295

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.868189	32.261526	20.07%	58,874
2018	28.819347	26.868189	-6.77%	69,710
2017	24.711780	28.819347	16.62%	83,331
2016	25.722300	24.711780	-3.93%	94,414
2015	28.463271	25.722300	-9.63%	128,372
2014	30.471856	28.463271	-6.59%	151,664
2013	24.697448	30.471856	23.38%	214,016
2012	21.018406	24.697448	17.50%	279,198
2011	22.971594	21.018406	-8.50%	354,025
2010	21.437776	22.971594	7.15%	563,647
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	20.779096	25.014538	20.38%	49,064
2018	21.781526	20.779096	-4.60%	65,274
2017	19.834862	21.781526	9.81%	77,273
2016	19.715661	19.834862	0.60%	92,704
2015	20.060855	19.715661	-1.72%	106,548
2014	18.913066	20.060855	6.07%	109,288
2013	15.506763	18.913066	21.97%	128,300
2012	14.074404	15.506763	10.18%	137,798
2011	13.816023	14.074404	1.87%	134,512
2010	11.965071	13.816023	15.47%	177,324
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	20.257277	26.183722	29.26%	80,242
2018	21.517162	20.257277	-5.86%	93,957
2017	18.071340	21.517162	19.07%	122,609
2016	17.666805	18.071340	2.29%	140,231
2015	18.042864	17.666805	-2.08%	174,201
2014	16.684299	18.042864	8.14%	192,720
2013	12.674050	16.684299	31.64%	218,605
2012	10.838252	12.674050	16.94%	272,416
2011	10.812068	10.838252	0.24%	341,731
2010	9.070232	10.812068	19.20%	464,561
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.823622	17.502057	10.61%	61,000
2018	16.360918	15.823622	-3.28%	70,034
2017	15.952172	16.360918	2.56%	93,930
2016	15.550771	15.952172	2.58%	104,153
2015	15.739977	15.550771	-1.20%	120,628
2014	15.299914	15.739977	2.88%	140,927
2013	15.848427	15.299914	-3.46%	178,221
2012	15.195699	15.848427	4.30%	286,938
2011	14.361399	15.195699	5.81%	335,530
2010	13.735645	14.361399	4.56%	508,079
1296

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.906189	7.046323	2.03%	2,792
2018	10.635602	6.906189	-35.07%	3,979
2017	12.347435	10.635602	-13.86%	4,187
2016	9.306695	12.347435	32.67%	4,433
2015	12.123629	9.306695	-23.24%	5,705
2014	13.747846	12.123629	-11.81%	7,982
2013	10.913655	13.747846	25.97%	6,945
2012	10.918797	10.913655	-0.05%	10,532
2011	12.179450	10.918797	-10.35%	15,152
2010	10.128417	12.179450	20.25%	20,376
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.497085	11.325084	7.89%	4,133
2018	10.665845	10.497085	-1.58%	4,345
2017	10.374124	10.665845	2.81%	6,921
2016	9.829354	10.374124	5.54%	5,808
2015	10.240807	9.829354	-4.02%	9,577
2014	10.367130	10.240807	-1.22%	18,442
2013	10.334073	10.367130	0.32%	7,249
2012	9.849740	10.334073	4.92%	5,370
2011*	10.000000	9.849740	-1.50%	1,491
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	19.705371	23.927292	21.43%	8,249
2018	22.629548	19.705371	-12.92%	10,067
2017	19.859522	22.629548	13.95%	10,692
2016	18.831149	19.859522	5.46%	12,281
2015	19.499357	18.831149	-3.43%	12,693
2014	18.004669	19.499357	8.30%	16,556
2013	14.088229	18.004669	27.80%	20,958
2012	12.625095	14.088229	11.59%	29,265
2011	13.434029	12.625095	-6.02%	44,877
2010	11.707896	13.434029	14.74%	77,245
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.831723	19.657845	24.17%	28,988
2018	17.132096	15.831723	-7.59%	29,528
2017	13.952909	17.132096	22.79%	33,470
2016	14.593962	13.952909	-4.39%	37,282
2015	14.315326	14.593962	1.95%	46,588
2014	14.381221	14.315326	-0.46%	55,357
2013	12.233348	14.381221	17.56%	73,124
2012	10.510111	12.233348	16.40%	90,399
2011	11.501171	10.510111	-8.62%	102,454
2010	10.161734	11.501171	13.18%	157,760
1297

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.766925	9.806569	0.41%	11,632
2018	9.757646	9.766925	0.10%	26,062
2017	9.838178	9.757646	-0.82%	13,283
2016	9.964688	9.838178	-1.27%	18,431
2015	10.104159	9.964688	-1.38%	32,490
2014	10.245572	10.104159	-1.38%	24,050
2013	10.388961	10.245572	-1.38%	28,893
2012	10.534767	10.388961	-1.38%	59,341
2011	10.681798	10.534767	-1.38%	93,313
2010	10.825323	10.681798	-1.33%	94,790
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	22.733585	30.616320	34.67%	97,479
2018	22.543454	22.733585	0.84%	113,825
2017	17.676391	22.543454	27.53%	145,396
2016	17.709864	17.676391	-0.19%	161,876
2015	16.759851	17.709864	5.67%	190,452
2014	15.202226	16.759851	10.25%	216,114
2013	11.298641	15.202226	34.55%	257,369
2012	10.164078	11.298641	11.16%	346,833
2011	10.093765	10.164078	0.70%	443,820
2010	9.093046	10.093765	11.01%	613,401
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	27.085136	29.695071	9.64%	27,292
2018	28.065396	27.085136	-3.49%	35,389
2017	26.680880	28.065396	5.19%	34,126
2016	23.288925	26.680880	14.56%	41,522
2015	25.262976	23.288925	-7.81%	57,812
2014	25.142776	25.262976	0.48%	72,797
2013	23.076815	25.142776	8.95%	90,203
2012	19.727767	23.076815	16.98%	127,494
2011	19.007440	19.727767	3.79%	126,533
2010	16.783392	19.007440	13.25%	156,927
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.504406	20.485989	17.03%	2,469
2018	21.602464	17.504406	-18.97%	5,880
2017	17.789069	21.602464	21.44%	8,596
2016	17.847615	17.789069	-0.33%	9,718
2015	18.272357	17.847615	-2.32%	15,171
2014	18.268154	18.272357	0.02%	12,188
2013	14.832316	18.268154	23.16%	16,614
2012	13.274307	14.832316	11.74%	22,004
2011	15.633218	13.274307	-15.09%	46,417
2010	13.896517	15.633218	12.50%	67,770
1298

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.002123	10.279154	2.77%	17,841
2018	10.066327	10.002123	-0.64%	35,372
2017	10.067719	10.066327	-0.01%	20,755
2016	10.015885	10.067719	0.52%	19,911
2015	10.070303	10.015885	-0.54%	30,264
2014	10.114675	10.070303	-0.44%	38,750
2013	10.313766	10.114675	-1.93%	44,807
2012	10.119360	10.313766	1.92%	29,416
2011*	10.000000	10.119360	1.19%	11,085
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.477461	38.732186	36.01%	6,849
2018	28.900955	28.477461	-1.47%	5,742
2017	23.097708	28.900955	25.12%	8,660
2016	22.074757	23.097708	4.63%	8,917
2015	23.761658	22.074757	-7.10%	25,258
2014	22.340925	23.761658	6.36%	25,334
2013	17.437595	22.340925	28.12%	26,889
2012	15.573917	17.437595	11.97%	30,630
2011	15.883535	15.573917	-1.95%	29,280
2010	12.244733	15.883535	29.72%	63,926
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.201337	8.851192	7.92%	15,847
2018	10.835866	8.201337	-24.31%	21,945
2017	10.672471	10.835866	1.53%	22,913
2016	8.742070	10.672471	22.08%	24,343
2015	11.424981	8.742070	-23.48%	30,539
2014	13.324367	11.424981	-14.25%	35,358
2013	12.535592	13.324367	6.29%	49,543
2012	12.478898	12.535592	0.45%	67,159
2011	16.111040	12.478898	-22.54%	109,246
2010	13.957798	16.111040	15.43%	191,686
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	30.847163	45.466234	47.39%	40,083
2018	33.016138	30.847163	-6.57%	48,480
2017	25.343853	33.016138	30.27%	54,687
2016	25.312370	25.343853	0.12%	65,577
2015	26.432953	25.312370	-4.24%	86,691
2014	26.050088	26.432953	1.47%	100,254
2013	16.893851	26.050088	54.20%	119,747
2012	13.403892	16.893851	26.04%	156,515
2011	14.425883	13.403892	-7.08%	200,619
2010	12.975718	14.425883	11.18%	297,317
1299

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	22.094214	27.106581	22.69%	3,593
2018	23.732276	22.094214	-6.90%	7,489
2017	22.838147	23.732276	3.92%	8,057
2016	22.213811	22.838147	2.81%	10,815
2015	21.500706	22.213811	3.32%	11,757
2014	16.752237	21.500706	28.35%	8,274
2013	16.800233	16.752237	-0.29%	6,621
2012	14.474764	16.800233	16.07%	9,865
2011	13.979662	14.474764	3.54%	15,158
2010	11.032647	13.979662	26.71%	48,396
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	23.763573	29.130998	22.59%	3,588
2018	26.926847	23.763573	-11.75%	3,364
2017	24.012132	26.926847	12.14%	4,822
2016	18.895380	24.012132	27.08%	5,061
2015	20.297378	18.895380	-6.91%	11,723
2014	19.230467	20.297378	5.55%	12,981
2013	14.606108	19.230467	31.66%	13,280
2012	12.487204	14.606108	16.97%	16,672
2011	14.521283	12.487204	-14.01%	17,978
2010	11.650080	14.521283	24.65%	14,985
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	22.417417	27.268912	21.64%	34,065
2018	23.713205	22.417417	-5.46%	42,458
2017	19.533295	23.713205	21.40%	47,610
2016	19.248783	19.533295	1.48%	51,095
2015	19.161391	19.248783	0.46%	66,067
2014	19.128554	19.161391	0.17%	77,346
2013	13.532324	19.128554	41.35%	97,400
2012	13.050898	13.532324	3.69%	127,434
2011	14.805737	13.050898	-11.85%	159,220
2010	11.653828	14.805737	27.05%	234,582
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	22.730538	28.313315	24.56%	36,770
2018	24.853588	22.730538	-8.54%	39,276
2017	22.405935	24.853588	10.92%	45,872
2016	20.445594	22.405935	9.59%	52,299
2015	21.580807	20.445594	-5.26%	75,881
2014	19.728171	21.580807	9.39%	88,078
2013	14.783989	19.728171	33.44%	107,193
2012	12.612951	14.783989	17.21%	134,806
2011	13.801594	12.612951	-8.61%	156,744
2010	11.791530	13.801594	17.05%	219,855
1300

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.622941	31.950840	20.01%	18,154
2018	28.570867	26.622941	-6.82%	18,817
2017	24.511105	28.570867	16.56%	21,180
2016	25.526333	24.511105	-3.98%	26,402
2015	28.260758	25.526333	-9.68%	40,027
2014	30.270409	28.260758	-6.64%	48,838
2013	24.546613	30.270409	23.32%	65,730
2012	20.900660	24.546613	17.44%	101,028
2011	22.854476	20.900660	-8.55%	135,596
2010	21.339290	22.854476	7.10%	214,537
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	20.589369	24.773568	20.32%	28,094
2018	21.593656	20.589369	-4.65%	25,498
2017	19.673725	21.593656	9.76%	28,319
2016	19.565397	19.673725	0.55%	30,413
2015	19.918062	19.565397	-1.77%	34,540
2014	18.787972	19.918062	6.01%	33,743
2013	15.412023	18.787972	21.90%	36,437
2012	13.995530	15.412023	10.12%	45,377
2011	13.745560	13.995530	1.82%	52,854
2010	11.910088	13.745560	15.41%	78,159
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	20.072325	25.931513	29.19%	32,065
2018	21.331595	20.072325	-5.90%	42,679
2017	17.924546	21.331595	19.01%	45,758
2016	17.532155	17.924546	2.24%	56,431
2015	17.914440	17.532155	-2.13%	63,436
2014	16.573946	17.914440	8.09%	74,734
2013	12.596607	16.573946	31.57%	96,747
2012	10.777496	12.596607	16.88%	126,802
2011	10.756905	10.777496	0.19%	151,529
2010	9.028535	10.756905	19.14%	248,328
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.679251	17.333586	10.55%	31,854
2018	16.219900	15.679251	-3.33%	30,524
2017	15.822673	16.219900	2.51%	32,833
2016	15.432334	15.822673	2.53%	38,171
2015	15.628036	15.432334	-1.25%	36,344
2014	15.198793	15.628036	2.82%	39,942
2013	15.751679	15.198793	-3.51%	48,983
2012	15.110604	15.751679	4.24%	87,523
2011	14.288186	15.110604	5.76%	90,814
2010	13.672558	14.288186	4.50%	125,162
1301

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.861930	6.997631	1.98%	53
2018	10.572854	6.861930	-35.10%	95
2017	12.280788	10.572854	-13.91%	1,069
2016	9.261143	12.280788	32.61%	2,373
2015	12.070428	9.261143	-23.27%	3,495
2014	13.694481	12.070428	-11.86%	6,547
2013	10.876792	13.694481	25.91%	7,274
2012	10.887452	10.876792	-0.10%	5,756
2011	12.150640	10.887452	-10.40%	6,067
2010	10.109575	12.150640	20.19%	6,163
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.456351	11.275412	7.83%	8,023
2018	10.629877	10.456351	-1.63%	8,023
2017	10.344368	10.629877	2.76%	8,023
2016	9.806123	10.344368	5.49%	8,023
2015	10.221787	9.806123	-4.07%	8,023
2014	10.353117	10.221787	-1.27%	8,023
2013	10.325349	10.353117	0.27%	4,021
2012	9.846420	10.325349	4.86%	4,564
2011*	10.000000	9.846420	-1.54%	3,013
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	19.559378	23.737984	21.36%	2,213
2018	22.473357	19.559378	-12.97%	4,233
2017	19.732420	22.473357	13.89%	5,909
2016	18.720089	19.732420	5.41%	8,450
2015	19.394194	18.720089	-3.48%	8,553
2014	17.916651	19.394194	8.25%	10,756
2013	14.026468	17.916651	27.73%	14,180
2012	12.576143	14.026468	11.53%	18,717
2011	13.388716	12.576143	-6.07%	23,563
2010	11.674312	13.388716	14.69%	28,473
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.687037	19.468327	24.10%	7,525
2018	16.984202	15.687037	-7.64%	7,694
2017	13.839460	16.984202	22.72%	7,991
2016	14.482624	13.839460	-4.44%	9,112
2015	14.213337	14.482624	1.89%	19,976
2014	14.286017	14.213337	-0.51%	19,903
2013	12.158521	14.286017	17.50%	21,436
2012	10.451139	12.158521	16.34%	27,122
2011	11.442428	10.451139	-8.66%	29,055
2010	10.114961	11.442428	13.12%	42,252
1302

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.677767	9.712120	0.35%	13,623
2018	9.673500	9.677767	0.04%	12,958
2017	9.758269	9.673500	-0.87%	18,901
2016	9.888748	9.758269	-1.32%	18,998
2015	10.032240	9.888748	-1.43%	6,219
2014	10.177804	10.032240	-1.43%	25,221
2013	10.325483	10.177804	-1.43%	27,513
2012	10.475726	10.325483	-1.43%	11,838
2011	10.627308	10.475726	-1.43%	37,323
2010	10.775566	10.627308	-1.38%	48,900
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	22.525939	30.321299	34.61%	50,808
2018	22.348937	22.525939	0.79%	54,968
2017	17.532728	22.348937	27.47%	61,199
2016	17.574818	17.532728	-0.24%	74,661
2015	16.640486	17.574818	5.61%	82,044
2014	15.101619	16.640486	10.19%	93,434
2013	11.229559	15.101619	34.48%	128,462
2012	10.107079	11.229559	11.11%	166,465
2011	10.042237	10.107079	0.65%	221,103
2010	9.051220	10.042237	10.95%	352,665
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.837953	29.409161	9.58%	18,378
2018	27.823444	26.837953	-3.54%	19,983
2017	26.464240	27.823444	5.14%	24,668
2016	23.111513	26.464240	14.51%	26,219
2015	25.083245	23.111513	-7.86%	28,347
2014	24.976564	25.083245	0.43%	30,365
2013	22.935881	24.976564	8.90%	35,423
2012	19.617255	22.935881	16.92%	39,889
2011	18.910527	19.617255	3.74%	48,217
2010	16.706287	18.910527	13.19%	49,784
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.374754	20.323949	16.97%	3,824
2018	21.453406	17.374754	-19.01%	3,947
2017	17.675253	21.453406	21.38%	3,954
2016	17.742401	17.675253	-0.38%	5,024
2015	18.173852	17.742401	-2.37%	3,495
2014	18.178886	18.173852	-0.03%	3,209
2013	14.767325	18.178886	23.10%	3,223
2012	13.222863	14.767325	11.68%	3,263
2011	15.580528	13.222863	-15.13%	4,846
2010	13.856693	15.580528	12.44%	4,986
1303

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.963295	10.234058	2.72%	3,656
2018	10.032371	9.963295	-0.69%	613
2017	10.038831	10.032371	-0.06%	2,956
2016	9.992215	10.038831	0.47%	3,229
2015	10.051594	9.992215	-0.59%	759
2014	10.101008	10.051594	-0.49%	813
2013	10.305056	10.101008	-1.98%	17,670
2012	10.115957	10.305056	1.87%	1,399
2011*	10.000000	10.115957	1.16%	1,184
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.281930	38.446740	35.94%	3,726
2018	28.717162	28.281930	-1.52%	6,727
2017	22.962421	28.717162	25.06%	6,770
2016	21.956563	22.962421	4.58%	8,056
2015	23.646416	21.956563	-7.15%	6,713
2014	22.243862	23.646416	6.31%	8,190
2013	17.370636	22.243862	28.05%	8,611
2012	15.522004	17.370636	11.91%	11,986
2011	15.838607	15.522004	-2.00%	10,612
2010	12.216300	15.838607	29.65%	19,000
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.144996	8.785938	7.87%	3,451
2018	10.766921	8.144996	-24.35%	3,830
2017	10.609922	10.766921	1.48%	5,150
2016	8.695233	10.609922	22.02%	7,465
2015	11.369552	8.695233	-23.52%	9,275
2014	13.266454	11.369552	-14.30%	11,031
2013	12.487431	13.266454	6.24%	13,008
2012	12.437288	12.487431	0.40%	17,452
2011	16.065455	12.437288	-22.58%	31,733
2010	13.925363	16.065455	15.37%	47,409
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	30.565610	45.028417	47.32%	10,157
2018	32.731488	30.565610	-6.62%	11,145
2017	25.138048	32.731488	30.21%	11,878
2016	25.119519	25.138048	0.07%	15,699
2015	26.244884	25.119519	-4.29%	18,766
2014	25.877875	26.244884	1.42%	22,721
2013	16.790665	25.877875	54.12%	22,524
2012	13.328794	16.790665	25.97%	25,771
2011	14.352317	13.328794	-7.13%	31,290
2010	12.916083	14.352317	11.12%	37,371
1304

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	21.933266	26.895478	22.62%	77
2018	23.571424	21.933266	-6.95%	80
2017	22.694818	23.571424	3.86%	83
2016	22.085557	22.694818	2.76%	133
2015	21.387408	22.085557	3.26%	632
2014	16.672403	21.387408	28.28%	372
2013	16.728664	16.672403	-0.34%	484
2012	14.420424	16.728664	16.01%	589
2011	13.934228	14.420424	3.49%	684
2010	11.002362	13.934228	26.65%	2,684
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	23.587478	28.900468	22.52%	529
2018	26.740970	23.587478	-11.79%	505
2017	23.858432	26.740970	12.08%	1,367
2016	18.783927	23.858432	27.02%	1,472
2015	20.187891	18.783927	-6.95%	2,130
2014	19.136451	20.187891	5.49%	4,738
2013	14.542065	19.136451	31.59%	4,988
2012	12.438778	14.542065	16.91%	4,421
2011	14.472308	12.438778	-14.05%	7,039
2010	11.616664	14.472308	24.58%	5,210
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	22.212718	27.006199	21.58%	6,622
2018	23.508679	22.212718	-5.51%	9,478
2017	19.374621	23.508679	21.34%	9,474
2016	19.102087	19.374621	1.43%	11,953
2015	19.025002	19.102087	0.41%	13,378
2014	19.002043	19.025002	0.12%	16,841
2013	13.449633	19.002043	41.28%	16,819
2012	12.977747	13.449633	3.64%	20,616
2011	14.730215	12.977747	-11.90%	19,720
2010	11.600255	14.730215	26.98%	25,564
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	22.527677	28.046403	24.50%	11,799
2018	24.644357	22.527677	-8.59%	14,589
2017	22.228545	24.644357	10.87%	14,523
2016	20.293980	22.228545	9.53%	18,139
2015	21.431654	20.293980	-5.31%	20,669
2014	19.601767	21.431654	9.34%	28,209
2013	14.696713	19.601767	33.38%	43,694
2012	12.544862	14.696713	17.15%	60,447
2011	13.734047	12.544862	-8.66%	76,007
2010	11.739761	13.734047	16.99%	138,524
1305

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.379774	31.642955	19.95%	10,591
2018	28.324366	26.379774	-6.87%	10,521
2017	24.311928	28.324366	16.50%	11,894
2016	25.331730	24.311928	-4.03%	17,727
2015	28.059565	25.331730	-9.72%	28,958
2014	30.070173	28.059565	-6.69%	33,086
2013	24.396615	30.070173	23.26%	35,484
2012	20.783511	24.396615	17.38%	39,161
2011	22.737900	20.783511	-8.60%	48,815
2010	21.241206	22.737900	7.05%	77,067
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	20.401395	24.534951	20.26%	5,541
2018	21.407439	20.401395	-4.70%	6,842
2017	19.513926	21.407439	9.70%	7,631
2016	19.416304	19.513926	0.50%	5,196
2015	19.776318	19.416304	-1.82%	7,294
2014	18.663740	19.776318	5.96%	6,299
2013	15.317873	18.663740	21.84%	6,725
2012	13.917116	15.317873	10.06%	8,794
2011	13.675472	13.917116	1.77%	11,365
2010	11.855361	13.675472	15.35%	14,387
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	19.888995	25.681636	29.12%	27,531
2018	21.147560	19.888995	-5.95%	30,014
2017	17.778907	21.147560	18.95%	32,159
2016	17.398511	17.778907	2.19%	33,387
2015	17.786902	17.398511	-2.18%	59,324
2014	16.464305	17.786902	8.03%	62,180
2013	12.519625	16.464305	31.51%	64,692
2012	10.717085	12.519625	16.82%	68,302
2011	10.702011	10.717085	0.14%	98,836
2010	8.987013	10.702011	19.08%	110,186
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.535990	17.166499	10.50%	12,877
2018	16.079915	15.535990	-3.38%	13,344
2017	15.694054	16.079915	2.46%	16,267
2016	15.314646	15.694054	2.48%	17,526
2015	15.516722	15.314646	-1.30%	55,151
2014	15.098201	15.516722	2.77%	64,607
2013	15.655361	15.098201	-3.56%	69,460
2012	15.025856	15.655361	4.19%	69,458
2011	14.215248	15.025856	5.70%	43,698
2010	13.609656	14.215248	4.45%	56,249
1306

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.817918	6.949213	1.93%	0
2018	10.510415	6.817918	-35.13%	0
2017	12.214456	10.510415	-13.95%	0
2016	9.215791	12.214456	32.54%	0
2015	12.017428	9.215791	-23.31%	0
2014	13.641281	12.017428	-11.90%	506
2013	10.840037	13.641281	25.84%	506
2012	10.856184	10.840037	-0.15%	506
2011	12.121889	10.856184	-10.44%	506
2010	10.090761	12.121889	20.13%	2,760
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.415762	11.225951	7.78%	408
2018	10.594018	10.415762	-1.68%	903
2017	10.314690	10.594018	2.71%	929
2016	9.782928	10.314690	5.44%	545
2015	10.202796	9.782928	-4.12%	15,702
2014	10.339128	10.202796	-1.32%	15,730
2013	10.316621	10.339128	0.22%	15,757
2012	9.843111	10.316621	4.81%	15,781
2011*	10.000000	9.843111	-1.57%	675
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	19.414348	23.550010	21.30%	2,776
2018	22.318114	19.414348	-13.01%	3,282
2017	19.606033	22.318114	13.83%	3,992
2016	18.609609	19.606033	5.35%	4,002
2015	19.289530	18.609609	-3.52%	4,078
2014	17.829013	19.289530	8.19%	4,152
2013	13.964936	17.829013	27.67%	4,279
2012	12.527339	13.964936	11.48%	3,356
2011	13.343524	12.527339	-6.12%	7,813
2010	11.640805	13.343524	14.63%	8,404
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.543845	19.280826	24.04%	5,047
2018	16.837756	15.543845	-7.68%	5,765
2017	13.727066	16.837756	22.66%	6,773
2016	14.372281	13.727066	-4.49%	7,073
2015	14.112195	14.372281	1.84%	17,666
2014	14.191551	14.112195	-0.56%	17,889
2013	12.084250	14.191551	17.44%	19,670
2012	10.392587	12.084250	16.28%	20,358
2011	11.384104	10.392587	-8.71%	65,546
2010	10.068497	11.384104	13.07%	75,796
1307

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.589363	9.618522	0.30%	5,206
2018	9.590034	9.589363	-0.01%	5,221
2017	9.678974	9.590034	-0.92%	6,744
2016	9.813357	9.678974	-1.37%	6,770
2015	9.960803	9.813357	-1.48%	6,791
2014	10.110462	9.960803	-1.48%	7,068
2013	10.262376	10.110462	-1.48%	7,936
2012	10.417000	10.262376	-1.48%	6,756
2011	10.573080	10.417000	-1.48%	34,507
2010	10.726018	10.573080	-1.43%	33,596
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	22.320229	30.029164	34.54%	30,616
2018	22.156161	22.320229	0.74%	32,596
2017	17.390286	22.156161	27.41%	39,138
2016	17.440859	17.390286	-0.29%	40,987
2015	16.522034	17.440859	5.56%	66,622
2014	15.001724	16.522034	10.13%	73,012
2013	11.160934	15.001724	34.41%	76,548
2012	10.050414	11.160934	11.05%	83,514
2011	9.990997	10.050414	0.59%	133,403
2010	9.009596	9.990997	10.89%	150,878
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.592844	29.125791	9.52%	14,545
2018	27.583416	26.592844	-3.59%	15,097
2017	26.249213	27.583416	5.08%	15,746
2016	22.935318	26.249213	14.45%	14,546
2015	24.904659	22.935318	-7.91%	24,926
2014	24.811322	24.904659	0.38%	27,802
2013	22.795703	24.811322	8.84%	28,677
2012	19.507277	22.795703	16.86%	29,248
2011	18.814028	19.507277	3.68%	25,185
2010	16.629468	18.814028	13.14%	35,224
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.245957	20.163056	16.91%	4,743
2018	21.305245	17.245957	-19.05%	4,808
2017	17.562053	21.305245	21.31%	4,795
2016	17.637694	17.562053	-0.43%	4,838
2015	18.075772	17.637694	-2.42%	11,948
2014	18.089964	18.075772	-0.08%	11,934
2013	14.702544	18.089964	23.04%	12,790
2012	13.171560	14.702544	11.62%	12,799
2011	15.527959	13.171560	-15.18%	5,483
2010	13.816939	15.527959	12.38%	8,732
1308

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.924642	10.189183	2.67%	0
2018	9.998546	9.924642	-0.74%	1,292
2017	10.010048	9.998546	-0.11%	1,361
2016	9.968602	10.010048	0.42%	1,221
2015	10.032926	9.968602	-0.64%	1,280
2014	10.087359	10.032926	-0.54%	1,342
2013	10.296350	10.087359	-2.03%	1,402
2012	10.112554	10.296350	1.82%	0
2011*	10.000000	10.112554	1.13%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	28.087639	38.163274	35.87%	2,911
2018	28.534447	28.087639	-1.57%	3,389
2017	22.827858	28.534447	25.00%	3,823
2016	21.838948	22.827858	4.53%	2,789
2015	23.531700	21.838948	-7.19%	8,705
2014	22.147186	23.531700	6.25%	9,773
2013	17.303914	22.147186	27.99%	9,707
2012	15.470246	17.303914	11.85%	10,857
2011	15.793798	15.470246	-2.05%	5,288
2010	12.187896	15.793798	29.59%	7,286
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.088974	8.721076	7.81%	3,321
2018	10.698342	8.088974	-24.39%	2,959
2017	10.547688	10.698342	1.43%	2,964
2016	8.648612	10.547688	21.96%	4,347
2015	11.314338	8.648612	-23.56%	11,625
2014	13.208740	11.314338	-14.34%	12,009
2013	12.439432	13.208740	6.18%	12,140
2012	12.395779	12.439432	0.35%	11,796
2011	16.019968	12.395779	-22.62%	6,157
2010	13.892971	16.019968	15.31%	10,419
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	30.286411	44.594489	47.24%	11,412
2018	32.449072	30.286411	-6.66%	12,331
2017	24.933757	32.449072	30.14%	12,690
2016	24.927989	24.933757	0.02%	12,415
2015	26.058004	24.927989	-4.34%	14,311
2014	25.706645	26.058004	1.37%	14,549
2013	16.688020	25.706645	54.04%	16,879
2012	13.254050	16.688020	25.91%	17,844
2011	14.279070	13.254050	-7.18%	33,795
2010	12.856680	14.279070	11.06%	46,371
1309

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	21.773434	26.685936	22.56%	496
2018	23.411610	21.773434	-7.00%	515
2017	22.552363	23.411610	3.81%	515
2016	21.958015	22.552363	2.71%	516
2015	21.274697	21.958015	3.21%	568
2014	16.592943	21.274697	28.22%	629
2013	16.657383	16.592943	-0.39%	684
2012	14.366281	16.657383	15.95%	655
2011	13.888934	14.366281	3.44%	4,034
2010	10.972156	13.888934	26.58%	3,786
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	23.412617	28.671670	22.46%	1,187
2018	26.556290	23.412617	-11.84%	1,182
2017	23.705657	26.556290	12.03%	1,181
2016	18.673084	23.705657	26.95%	1,178
2015	20.078955	18.673084	-7.00%	1,216
2014	19.042853	20.078955	5.44%	1,215
2013	14.478279	19.042853	31.53%	1,210
2012	12.390514	14.478279	16.85%	1,226
2011	14.423459	12.390514	-14.09%	1,985
2010	11.583328	14.423459	24.52%	2,536
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	22.009827	26.745959	21.52%	9,854
2018	23.305844	22.009827	-5.56%	10,571
2017	19.217164	23.305844	21.28%	11,034
2016	18.956422	19.217164	1.38%	11,158
2015	18.889513	18.956422	0.35%	17,652
2014	18.876294	18.889513	0.07%	18,244
2013	13.367405	18.876294	41.21%	19,692
2012	12.904972	13.367405	3.58%	20,512
2011	14.655031	12.904972	-11.94%	48,562
2010	11.546893	14.655031	26.92%	56,047
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	22.326609	27.781986	24.43%	9,954
2018	24.436854	22.326609	-8.64%	12,631
2017	22.052536	24.436854	10.81%	14,085
2016	20.143489	22.052536	9.48%	15,147
2015	21.283520	20.143489	-5.36%	34,695
2014	19.476159	21.283520	9.28%	35,868
2013	14.609939	19.476159	33.31%	38,326
2012	12.477137	14.609939	17.09%	39,781
2011	13.666821	12.477137	-8.70%	33,332
2010	11.688226	13.666821	16.93%	41,650
1310

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	26.138714	31.337886	19.89%	40,118
2018	28.079874	26.138714	-6.91%	47,978
2017	24.114262	28.079874	16.45%	54,053
2016	25.138489	24.114262	-4.07%	64,033
2015	27.859664	25.138489	-9.77%	86,462
2014	29.871123	27.859664	-6.73%	92,509
2013	24.247409	29.871123	23.19%	121,102
2012	20.666910	24.247409	17.32%	150,462
2011	22.621790	20.666910	-8.64%	247,158
2010	21.143472	22.621790	6.99%	349,918
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	20.214923	24.298348	20.20%	13,824
2018	21.222615	20.214923	-4.75%	23,017
2017	19.355246	21.222615	9.65%	31,070
2016	19.268169	19.355246	0.45%	35,879
2015	19.635402	19.268169	-1.87%	42,760
2014	18.540170	19.635402	5.91%	41,856
2013	15.224179	18.540170	21.78%	54,645
2012	13.839018	15.224179	10.01%	63,127
2011	13.605616	13.839018	1.72%	62,110
2010	11.800790	13.605616	15.29%	70,848
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	19.707133	25.433889	29.06%	59,902
2018	20.964893	19.707133	-6.00%	71,475
2017	17.634259	20.964893	18.89%	78,541
2016	17.265696	17.634259	2.13%	85,768
2015	17.660098	17.265696	-2.23%	105,727
2014	16.355233	17.660098	7.98%	111,354
2013	12.442990	16.355233	31.44%	139,708
2012	10.656901	12.442990	16.76%	159,619
2011	10.647320	10.656901	0.09%	244,948
2010	8.945635	10.647320	19.02%	329,988
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.394052	17.001021	10.44%	29,574
2018	15.941139	15.394052	-3.43%	35,275
2017	15.566481	15.941139	2.41%	41,024
2016	15.197840	15.566481	2.43%	46,793
2015	15.406194	15.197840	-1.35%	52,714
2014	14.998262	15.406194	2.72%	55,302
2013	15.559633	14.998262	-3.61%	68,808
2012	14.941590	15.559633	4.14%	109,157
2011	14.142680	14.941590	5.65%	133,252
2010	13.547066	14.142680	4.40%	148,241
1311

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.774172	6.901124	1.87%	9,035
2018	10.448319	6.774172	-35.16%	9,163
2017	12.148443	10.448319	-13.99%	11,031
2016	9.170620	12.148443	32.47%	12,089
2015	11.964611	9.170620	-23.35%	14,100
2014	13.588234	11.964611	-11.95%	14,562
2013	10.803363	13.588234	25.78%	23,020
2012	10.824965	10.803363	-0.20%	26,587
2011	12.093154	10.824965	-10.49%	34,131
2010	10.071963	12.093154	20.07%	46,478
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.375299	11.176675	7.72%	416
2018	10.558256	10.375299	-1.73%	421
2017	10.285079	10.558256	2.66%	5,807
2016	9.759788	10.285079	5.38%	5,983
2015	10.183830	9.759788	-4.16%	10,062
2014	10.325141	10.183830	-1.37%	10,376
2013	10.307905	10.325141	0.17%	12,204
2012	9.839798	10.307905	4.76%	4,013
2011*	10.000000	9.839798	-1.60%	2,599
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	19.270374	23.363517	21.24%	4,869
2018	22.163935	19.270374	-13.06%	5,482
2017	19.480436	22.163935	13.78%	6,166
2016	18.499755	19.480436	5.30%	9,066
2015	19.185405	18.499755	-3.57%	10,585
2014	17.741776	19.185405	8.14%	12,843
2013	13.903662	17.741776	27.61%	24,117
2012	12.478724	13.903662	11.42%	24,371
2011	13.298475	12.478724	-6.16%	45,270
2010	11.607390	13.298475	14.57%	54,079
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.401778	19.094910	23.98%	17,529
2018	16.692392	15.401778	-7.73%	20,654
2017	13.615447	16.692392	22.60%	30,483
2016	14.262645	13.615447	-4.54%	36,017
2015	14.011661	14.262645	1.79%	35,111
2014	14.097610	14.011661	-0.61%	40,119
2013	12.010342	14.097610	17.38%	48,807
2012	10.334275	12.010342	16.22%	64,934
2011	11.325953	10.334275	-8.76%	79,600
2010	10.022147	11.325953	13.01%	108,925
1312

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.501745	9.525790	0.25%	23,601
2018	9.507248	9.501745	-0.06%	9,951
2017	9.600279	9.507248	-0.97%	10,005
2016	9.738493	9.600279	-1.42%	10,387
2015	9.889841	9.738493	-1.53%	11,140
2014	10.043530	9.889841	-1.53%	13,829
2013	10.199619	10.043530	-1.53%	18,628
2012	10.358564	10.199619	-1.53%	34,450
2011	10.519093	10.358564	-1.53%	57,896
2010	10.676668	10.519093	-1.48%	68,825
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	22.116207	29.739571	34.47%	77,331
2018	21.964852	22.116207	0.69%	79,559
2017	17.248858	21.964852	27.34%	89,552
2016	17.307780	17.248858	-0.34%	99,359
2015	16.404286	17.307780	5.51%	111,397
2014	14.902380	16.404286	10.08%	115,003
2013	11.092659	14.902380	34.34%	148,138
2012	9.994012	11.092659	10.99%	181,883
2011	9.939959	9.994012	0.54%	253,487
2010	8.968121	9.939959	10.84%	331,982
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.349940	28.845107	9.47%	16,759
2018	27.345419	26.349940	-3.64%	22,058
2017	26.035905	27.345419	5.03%	29,081
2016	22.760450	26.035905	14.39%	31,733
2015	24.727334	22.760450	-7.95%	49,382
2014	24.647173	24.727334	0.33%	52,403
2013	22.656384	24.647173	8.79%	51,624
2012	19.397924	22.656384	16.80%	83,082
2011	18.718039	19.397924	3.63%	87,465
2010	16.553018	18.718039	13.08%	94,124
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	17.118014	20.003313	16.86%	3,442
2018	21.158005	17.118014	-19.09%	7,960
2017	17.449524	21.158005	21.25%	9,103
2016	17.533552	17.449524	-0.48%	11,013
2015	17.978184	17.533552	-2.47%	12,374
2014	18.001439	17.978184	-0.13%	13,771
2013	14.638015	18.001439	22.98%	23,262
2012	13.120412	14.638015	11.57%	27,834
2011	15.475507	13.120412	-15.22%	38,737
2010	13.777250	15.475507	12.33%	42,347
1313

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.886062	10.144429	2.61%	14,894
2018	9.964759	9.886062	-0.79%	15,603
2017	9.981274	9.964759	-0.17%	19,172
2016	9.944984	9.981274	0.36%	20,091
2015	10.014251	9.944984	-0.69%	28,959
2014	10.073701	10.014251	-0.59%	32,358
2013	10.287642	10.073701	-2.08%	32,754
2012	10.109149	10.287642	1.77%	28,947
2011*	10.000000	10.109149	1.09%	1,974
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.894563	37.881684	35.80%	4,342
2018	28.352777	27.894563	-1.62%	4,739
2017	22.694004	28.352777	24.94%	7,579
2016	21.721890	22.694004	4.48%	9,134
2015	23.417464	21.721890	-7.24%	10,120
2014	22.050877	23.417464	6.20%	10,906
2013	17.237411	22.050877	27.92%	14,736
2012	15.418643	17.237411	11.80%	17,193
2011	15.749092	15.418643	-2.10%	23,175
2010	12.159572	15.749092	29.52%	29,562
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.033367	8.656735	7.76%	15,474
2018	10.630219	8.033367	-24.43%	16,689
2017	10.485823	10.630219	1.38%	19,075
2016	8.602237	10.485823	21.90%	21,873
2015	11.259404	8.602237	-23.60%	27,179
2014	13.151303	11.259404	-14.39%	28,412
2013	12.391620	13.151303	6.13%	39,413
2012	12.354431	12.391620	0.30%	62,583
2011	15.974616	12.354431	-22.66%	116,415
2010	13.860664	15.974616	15.25%	187,290
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	30.009658	44.164581	47.17%	39,218
2018	32.168980	30.009658	-6.71%	41,888
2017	24.731040	32.168980	30.08%	49,762
2016	24.737850	24.731040	-0.03%	57,328
2015	25.872380	24.737850	-4.39%	67,453
2014	25.536493	25.872380	1.32%	69,090
2013	16.585968	25.536493	53.96%	81,204
2012	13.179698	16.585968	25.84%	95,693
2011	14.206166	13.179698	-7.23%	153,834
2010	12.797534	14.206166	11.01%	205,336
1314

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	21.614672	26.477920	22.50%	4,494
2018	23.252769	21.614672	-7.04%	5,959
2017	22.410688	23.252769	3.76%	6,776
2016	21.831122	22.410688	2.65%	6,955
2015	21.162487	21.831122	3.16%	8,534
2014	16.513804	21.162487	28.15%	9,467
2013	16.586365	16.513804	-0.44%	16,824
2012	14.312311	16.586365	15.89%	13,459
2011	13.843765	14.312311	3.38%	28,747
2010	10.942016	13.843765	26.52%	32,103
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	23.238969	28.444575	22.40%	2,995
2018	26.372796	23.238969	-11.88%	3,196
2017	23.553788	26.372796	11.97%	4,230
2016	18.562847	23.553788	26.89%	4,943
2015	19.970554	18.562847	-7.05%	5,321
2014	18.949660	19.970554	5.39%	6,106
2013	14.414740	18.949660	31.46%	8,606
2012	12.342411	14.414740	16.79%	8,596
2011	14.374753	12.342411	-14.14%	9,072
2010	11.550073	14.374753	24.46%	15,226
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	21.808598	26.487972	21.46%	26,205
2018	23.104572	21.808598	-5.61%	26,554
2017	19.060853	23.104572	21.21%	31,056
2016	18.811751	19.060853	1.32%	35,586
2015	18.754864	18.811751	0.30%	41,573
2014	18.751269	18.754864	0.02%	45,558
2013	13.285604	18.751269	41.14%	60,614
2012	12.832527	13.285604	3.53%	75,724
2011	14.580154	12.832527	-11.99%	90,250
2010	11.493726	14.580154	26.85%	112,616
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	22.127258	27.519949	24.37%	19,708
2018	24.231043	22.127258	-8.68%	23,653
2017	21.877878	24.231043	10.76%	27,235
2016	19.994065	21.877878	9.42%	28,984
2015	21.136379	19.994065	-5.40%	35,760
2014	19.351335	21.136379	9.22%	37,665
2013	14.523673	19.351335	33.24%	40,251
2012	12.409781	14.523673	17.03%	48,485
2011	13.599937	12.409781	-8.75%	79,221
2010	11.636919	13.599937	16.87%	107,157
1315

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.899757	31.035638	19.83%	17,231
2018	27.837394	25.899757	-6.96%	23,339
2017	23.918137	27.837394	16.39%	26,246
2016	24.946678	23.918137	-4.12%	27,820
2015	27.661144	24.946678	-9.81%	39,003
2014	29.673349	27.661144	-6.78%	46,056
2013	24.099106	29.673349	23.13%	73,649
2012	20.550976	24.099106	17.27%	93,838
2011	22.506313	20.550976	-8.69%	114,897
2010	21.046219	22.506313	6.94%	173,244
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	20.030050	24.063908	20.14%	27,876
2018	21.039277	20.030050	-4.80%	32,401
2017	19.197775	21.039277	9.59%	34,483
2016	19.121097	19.197775	0.40%	33,498
2015	19.495438	19.121097	-1.92%	36,323
2014	18.417371	19.495438	5.85%	37,868
2013	15.131026	18.417371	21.72%	39,567
2012	13.761353	15.131026	9.95%	40,784
2011	13.536115	13.761353	1.66%	47,796
2010	11.746466	13.536115	15.24%	71,163
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	19.526940	25.188535	28.99%	35,463
2018	20.783814	19.526940	-6.05%	47,316
2017	17.490793	20.783814	18.83%	54,290
2016	17.133911	17.490793	2.08%	58,823
2015	17.534209	17.133911	-2.28%	62,241
2014	16.246892	17.534209	7.92%	64,179
2013	12.366853	16.246892	31.37%	94,178
2012	10.597085	12.366853	16.70%	121,915
2011	10.592928	10.597085	0.04%	150,500
2010	8.904449	10.592928	18.96%	211,462
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.253322	16.837055	10.38%	36,213
2018	15.803480	15.253322	-3.48%	41,135
2017	15.439885	15.803480	2.35%	46,167
2016	15.081881	15.439885	2.37%	50,449
2015	15.296409	15.081881	-1.40%	53,300
2014	14.898959	15.296409	2.67%	61,947
2013	15.464473	14.898959	-3.66%	74,145
2012	14.857764	15.464473	4.08%	127,306
2011	14.070461	14.857764	5.60%	125,862
2010	13.484732	14.070461	4.34%	179,047
1316

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.730673	6.853326	1.82%	2,116
2018	10.386537	6.730673	-35.20%	2,421
2017	12.082734	10.386537	-14.04%	2,497
2016	9.125643	12.082734	32.40%	2,577
2015	11.911999	9.125643	-23.39%	3,191
2014	13.535373	11.911999	-11.99%	7,763
2013	10.766806	13.535373	25.71%	9,069
2012	10.793830	10.766806	-0.25%	8,787
2011	12.064496	10.793830	-10.53%	9,676
2010	10.053190	12.064496	20.01%	6,604
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.334992	11.127602	7.67%	894
2018	10.522613	10.334992	-1.78%	950
2017	10.255548	10.522613	2.60%	1,044
2016	9.736684	10.255548	5.33%	2,393
2015	10.164886	9.736684	-4.21%	442
2014	10.311178	10.164886	-1.42%	1,007
2013	10.299194	10.311178	0.12%	0
2012	9.836485	10.299194	4.70%	0
2011*	10.000000	9.836485	-1.64%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	19.127340	23.178315	21.18%	4,765
2018	22.010683	19.127340	-13.10%	7,997
2017	19.355547	22.010683	13.72%	9,350
2016	18.390466	19.355547	5.25%	9,859
2015	19.081758	18.390466	-3.62%	11,901
2014	17.654893	19.081758	8.08%	14,212
2013	13.842596	17.654893	27.54%	20,969
2012	12.430235	13.842596	11.36%	24,206
2011	13.253521	12.430235	-6.21%	34,463
2010	11.574033	13.253521	14.51%	40,518
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.260896	18.910637	23.92%	16,917
2018	16.548159	15.260896	-7.78%	17,545
2017	13.504630	16.548159	22.54%	18,417
2016	14.153718	13.504630	-4.59%	16,596
2015	13.911710	14.153718	1.74%	21,931
2014	14.004162	13.911710	-0.66%	19,411
2013	11.936794	14.004162	17.32%	23,534
2012	10.276212	11.936794	16.16%	26,643
2011	11.268051	10.276212	-8.80%	34,158
2010	9.975976	11.268051	12.95%	50,593
1317

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.414824	9.433852	0.20%	7,065
2018	9.425102	9.414824	-0.11%	3,116
2017	9.522151	9.425102	-1.02%	11,927
2016	9.664149	9.522151	-1.47%	12,068
2015	9.819328	9.664149	-1.58%	5,146
2014	9.976994	9.819328	-1.58%	5,559
2013	10.137193	9.976994	-1.58%	17,247
2012	10.300417	10.137193	-1.58%	43,753
2011	10.465350	10.300417	-1.58%	84,095
2010	10.627523	10.465350	-1.53%	67,145
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	21.914093	29.452836	34.40%	35,625
2018	21.775244	21.914093	0.64%	47,771
2017	17.108609	21.775244	27.28%	51,320
2016	17.175750	17.108609	-0.39%	54,655
2015	16.287433	17.175750	5.45%	66,690
2014	14.803744	16.287433	10.02%	76,614
2013	11.024827	14.803744	34.28%	113,413
2012	9.937968	11.024827	10.94%	136,160
2011	9.889232	9.937968	0.49%	162,369
2010	8.926883	9.889232	10.78%	262,971
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	26.109098	28.566948	9.41%	22,225
2018	27.109320	26.109098	-3.69%	23,683
2017	25.824187	27.109320	4.98%	27,224
2016	22.586805	25.824187	14.33%	34,924
2015	24.551151	22.586805	-8.00%	43,942
2014	24.483997	24.551151	0.27%	50,519
2013	22.517816	24.483997	8.73%	60,157
2012	19.289093	22.517816	16.74%	72,201
2011	18.622440	19.289093	3.58%	73,221
2010	16.476842	18.622440	13.02%	80,443
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.991038	19.844847	16.80%	3,658
2018	21.011804	16.991038	-19.14%	4,185
2017	17.337715	21.011804	21.19%	4,963
2016	17.430045	17.337715	-0.53%	2,797
2015	17.881128	17.430045	-2.52%	4,720
2014	17.913350	17.881128	-0.18%	4,968
2013	14.573787	17.913350	22.91%	5,969
2012	13.069500	14.573787	11.51%	6,152
2011	15.423283	13.069500	-15.26%	6,840
2010	13.737714	15.423283	12.27%	9,091
1318

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.847656	10.099882	2.56%	789
2018	9.931110	9.847656	-0.84%	842
2017	9.952617	9.931110	-0.22%	2,758
2016	9.921456	9.952617	0.31%	8,799
2015	9.995637	9.921456	-0.74%	2,872
2014	10.060089	9.995637	-0.64%	2,903
2013	10.278953	10.060089	-2.13%	2,434
2012	10.105751	10.278953	1.71%	6,656
2011*	10.000000	10.105751	1.06%	2,241
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.702697	37.602034	35.73%	7,616
2018	28.172159	27.702697	-1.67%	8,016
2017	22.560848	28.172159	24.87%	8,335
2016	21.605385	22.560848	4.42%	7,098
2015	23.303703	21.605385	-7.29%	6,789
2014	21.954894	23.303703	6.14%	6,980
2013	17.171084	21.954894	27.86%	10,139
2012	15.367136	17.171084	11.74%	12,541
2011	15.704438	15.367136	-2.15%	12,861
2010	12.131246	15.704438	29.45%	26,492
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.978083	8.592785	7.70%	2,059
2018	10.562471	7.978083	-24.47%	2,182
2017	10.424275	10.562471	1.33%	2,537
2016	8.556069	10.424275	21.83%	2,785
2015	11.204678	8.556069	-23.64%	8,518
2014	13.094043	11.204678	-14.43%	9,075
2013	12.343940	13.094043	6.08%	13,731
2012	12.313161	12.343940	0.25%	22,123
2011	15.929340	12.313161	-22.70%	29,443
2010	13.828401	15.929340	15.19%	37,992
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	29.735147	43.738373	47.09%	23,383
2018	31.891013	29.735147	-6.76%	30,075
2017	24.529758	31.891013	30.01%	31,016
2016	24.548945	24.529758	-0.08%	37,449
2015	25.687864	24.548945	-4.43%	42,489
2014	25.367263	25.687864	1.26%	43,905
2013	16.484413	25.367263	53.89%	46,628
2012	13.105668	16.484413	25.78%	59,285
2011	14.133543	13.105668	-7.27%	72,197
2010	12.738572	14.133543	10.95%	89,939
1319

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	21.456966	26.271384	22.44%	1,530
2018	23.094927	21.456966	-7.09%	1,671
2017	22.269833	23.094927	3.70%	2,110
2016	21.704888	22.269833	2.60%	2,042
2015	21.050810	21.704888	3.11%	2,205
2014	16.435000	21.050810	28.09%	2,683
2013	16.515598	16.435000	-0.49%	3,445
2012	14.258505	16.515598	15.83%	7,936
2011	13.798726	14.258505	3.33%	8,197
2010	10.911947	13.798726	26.46%	10,250
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	23.066518	28.219159	22.34%	1,730
2018	26.190477	23.066518	-11.93%	1,867
2017	23.402801	26.190477	11.91%	1,925
2016	18.453207	23.402801	26.82%	2,156
2015	19.862692	18.453207	-7.10%	4,260
2014	18.856895	19.862692	5.33%	4,531
2013	14.351459	18.856895	31.39%	5,003
2012	12.294484	14.351459	16.73%	7,389
2011	14.326202	12.294484	-14.18%	7,829
2010	11.516895	14.326202	24.39%	8,677
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	21.609089	26.232322	21.39%	15,721
2018	22.904912	21.609089	-5.66%	17,455
2017	18.905693	22.904912	21.15%	16,555
2016	18.668084	18.905693	1.27%	17,646
2015	18.621094	18.668084	0.25%	20,015
2014	18.626998	18.621094	-0.03%	22,608
2013	13.204249	18.626998	41.07%	27,216
2012	12.760455	13.204249	3.48%	36,924
2011	14.505625	12.760455	-12.03%	45,204
2010	11.440775	14.505625	26.79%	58,796
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	21.929490	27.260133	24.31%	18,848
2018	24.026755	21.929490	-8.73%	20,966
2017	21.704408	24.026755	10.70%	26,649
2016	19.845585	21.704408	9.37%	28,533
2015	20.990084	19.845585	-5.45%	29,578
2014	19.227168	20.990084	9.17%	32,555
2013	14.437807	19.227168	33.17%	55,511
2012	12.342686	14.437807	16.97%	68,180
2011	13.533274	12.342686	-8.80%	86,730
2010	11.585757	13.533274	16.81%	129,791
1320

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.662807	30.736085	19.77%	9,956
2018	27.596824	25.662807	-7.01%	10,739
2017	23.723446	27.596824	16.33%	11,003
2016	24.756157	23.723446	-4.17%	11,245
2015	27.463854	24.756157	-9.86%	19,327
2014	29.476705	27.463854	-6.83%	20,362
2013	23.951566	29.476705	23.07%	29,499
2012	20.435570	23.951566	17.21%	38,921
2011	22.391287	20.435570	-8.73%	49,639
2010	20.949286	22.391287	6.88%	75,524
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	19.846863	23.831720	20.08%	4,090
2018	20.857511	19.846863	-4.85%	4,528
2017	19.041542	20.857511	9.54%	5,025
2016	18.975104	19.041542	0.35%	6,412
2015	19.356422	18.975104	-1.97%	8,223
2014	18.295332	19.356422	5.80%	9,395
2013	15.038402	18.295332	21.66%	18,572
2012	13.684072	15.038402	9.90%	27,348
2011	13.466940	13.684072	1.61%	25,670
2010	11.692374	13.466940	15.18%	39,120
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	19.348230	24.945331	28.93%	10,349
2018	20.604144	19.348230	-6.10%	10,760
2017	17.348373	20.604144	18.77%	11,477
2016	17.003015	17.348373	2.03%	11,640
2015	17.409101	17.003015	-2.33%	17,824
2014	16.139186	17.409101	7.87%	20,988
2013	12.291107	16.139186	31.31%	44,034
2012	10.537554	12.291107	16.64%	55,130
2011	10.538765	10.537554	-0.01%	91,136
2010	8.863422	10.538765	18.90%	107,711
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	15.113779	16.674553	10.33%	9,850
2018	15.666914	15.113779	-3.53%	10,431
2017	15.314209	15.666914	2.30%	10,282
2016	14.966704	15.314209	2.32%	10,318
2015	15.187306	14.966704	-1.45%	16,763
2014	14.800213	15.187306	2.62%	40,335
2013	15.369790	14.800213	-3.71%	33,036
2012	14.774329	15.369790	4.03%	58,186
2011	13.998541	14.774329	5.54%	45,479
2010	13.422620	13.998541	4.29%	59,544
1321

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.687444	6.805858	1.77%	562
2018	10.325104	6.687444	-35.23%	562
2017	12.017359	10.325104	-14.08%	562
2016	9.080880	12.017359	32.34%	562
2015	11.859608	9.080880	-23.43%	562
2014	13.482698	11.859608	-12.04%	856
2013	10.730355	13.482698	25.65%	729
2012	10.762772	10.730355	-0.30%	1,180
2011	12.035883	10.762772	-10.58%	1,180
2010	10.034428	12.035883	19.95%	4,631
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.294788	11.078669	7.61%	200
2018	10.487034	10.294788	-1.83%	200
2017	10.226064	10.487034	2.55%	200
2016	9.713626	10.226064	5.28%	200
2015	10.145957	9.713626	-4.26%	381
2014	10.297206	10.145957	-1.47%	644
2013	10.290468	10.297206	0.07%	683
2012	9.833166	10.290468	4.65%	1,421
2011*	10.000000	9.833166	-1.67%	1,075
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.985366	22.994590	21.12%	966
2018	21.858482	18.985366	-13.14%	961
2017	19.231444	21.858482	13.66%	944
2016	18.281816	19.231444	5.19%	952
2015	18.978663	18.281816	-3.67%	952
2014	17.568439	18.978663	8.03%	951
2013	13.781814	17.568439	27.48%	4,425
2012	12.381968	13.781814	11.31%	4,232
2011	13.208756	12.381968	-6.26%	6,789
2010	11.540790	13.208756	14.45%	8,729
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	15.121334	18.728186	23.85%	3,543
2018	16.405207	15.121334	-7.83%	3,762
2017	13.394758	16.405207	22.47%	3,954
2016	14.045691	13.394758	-4.63%	4,292
2015	13.812551	14.045691	1.69%	4,905
2014	13.911410	13.812551	-0.71%	7,022
2013	11.863754	13.911410	17.26%	7,564
2012	10.218542	11.863754	16.10%	10,378
2011	11.210506	10.218542	-8.85%	15,621
2010	9.930055	11.210506	12.89%	18,084
1322

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.328716	9.342826	0.15%	685
2018	9.343662	9.328716	-0.16%	708
2017	9.444667	9.343662	-1.07%	2,750
2016	9.590364	9.444667	-1.52%	2,827
2015	9.749311	9.590364	-1.63%	832
2014	9.910884	9.749311	-1.63%	1,868
2013	10.075144	9.910884	-1.63%	3,861
2012	10.242588	10.075144	-1.63%	6,016
2011	10.411867	10.242588	-1.63%	8,079
2010	10.578583	10.411867	-1.58%	6,629
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	21.713531	29.168461	34.33%	19,403
2018	21.586988	21.713531	0.59%	21,128
2017	16.969288	21.586988	27.21%	21,990
2016	17.044523	16.969288	-0.44%	29,273
2015	16.171206	17.044523	5.40%	38,949
2014	14.705572	16.171206	9.97%	42,290
2013	10.957286	14.705572	34.21%	68,467
2012	9.882107	10.957286	10.88%	101,006
2011	9.838635	9.882107	0.44%	139,564
2010	8.885724	9.838635	10.72%	186,371
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.870263	28.291244	9.36%	3,781
2018	26.875063	25.870263	-3.74%	3,960
2017	25.614016	26.875063	4.92%	3,868
2016	22.414337	25.614016	14.28%	3,842
2015	24.376083	22.414337	-8.05%	5,783
2014	24.321763	24.376083	0.22%	6,776
2013	22.379973	24.321763	8.68%	6,747
2012	19.180786	22.379973	16.68%	8,975
2011	18.527272	19.180786	3.53%	12,040
2010	16.400963	18.527272	12.96%	11,762
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.864815	19.687424	16.74%	511
2018	20.866392	16.864815	-19.18%	572
2017	17.226451	20.866392	21.13%	547
2016	17.326958	17.226451	-0.58%	554
2015	17.784421	17.326958	-2.57%	2,247
2014	17.825541	17.784421	-0.23%	2,735
2013	14.509716	17.825541	22.85%	2,676
2012	13.018679	14.509716	11.45%	3,456
2011	15.371122	13.018679	-15.30%	3,336
2010	13.698213	15.371122	12.21%	2,462
1323

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.809363	10.055504	2.51%	0
2018	9.897565	9.809363	-0.89%	0
2017	9.924037	9.897565	-0.27%	0
2016	9.897975	9.924037	0.26%	0
2015	9.977046	9.897975	-0.79%	0
2014	10.046472	9.977046	-0.69%	0
2013	10.270259	10.046472	-2.18%	0
2012	10.102344	10.270259	1.66%	0
2011*	10.000000	10.102344	1.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.512126	37.324391	35.67%	1,467
2018	27.992670	27.512126	-1.72%	1,564
2017	22.428463	27.992670	24.81%	1,585
2016	21.489488	22.428463	4.37%	1,604
2015	23.190489	21.489488	-7.33%	1,941
2014	21.859342	23.190489	6.09%	2,206
2013	17.105044	21.859342	27.79%	4,691
2012	15.315844	17.105044	11.68%	6,744
2011	15.659959	15.315844	-2.20%	9,872
2010	12.103027	15.659959	29.39%	7,789
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.923160	8.529305	7.65%	1,993
2018	10.495119	7.923160	-24.51%	2,529
2017	10.363056	10.495119	1.27%	2,486
2016	8.510126	10.363056	21.77%	2,544
2015	11.150195	8.510126	-23.68%	3,219
2014	13.037011	11.150195	-14.47%	3,381
2013	12.296424	13.037011	6.02%	3,439
2012	12.272020	12.296424	0.20%	4,824
2011	15.884197	12.272020	-22.74%	6,180
2010	13.796209	15.884197	15.13%	7,548
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	29.463233	43.316409	47.02%	6,864
2018	31.615557	29.463233	-6.81%	7,874
2017	24.330193	31.615557	29.94%	8,025
2016	24.361569	24.330193	-0.13%	8,266
2015	25.504756	24.361569	-4.48%	9,091
2014	25.199249	25.504756	1.21%	9,251
2013	16.383544	25.199249	53.81%	10,570
2012	13.032105	16.383544	25.72%	12,472
2011	14.061341	13.032105	-7.32%	24,667
2010	12.679939	14.061341	10.89%	26,325
1324

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	21.300397	26.066435	22.38%	1,509
2018	22.938144	21.300397	-7.14%	1,509
2017	22.129858	22.938144	3.65%	1,509
2016	21.579397	22.129858	2.55%	1,509
2015	20.939737	21.579397	3.05%	2,106
2014	16.356576	20.939737	28.02%	2,380
2013	16.445147	16.356576	-0.54%	2,459
2012	14.204912	16.445147	15.77%	2,495
2011	13.753831	14.204912	3.28%	2,549
2010	10.881962	13.753831	26.39%	2,476
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	22.895260	27.995414	22.28%	273
2018	26.009332	22.895260	-11.97%	270
2017	23.252721	26.009332	11.86%	273
2016	18.344150	23.252721	26.76%	273
2015	19.755360	18.344150	-7.14%	961
2014	18.764525	19.755360	5.28%	1,774
2013	14.288400	18.764525	31.33%	1,829
2012	12.246698	14.288400	16.67%	2,233
2011	14.277765	12.246698	-14.23%	2,263
2010	11.483792	14.277765	24.33%	1,623
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	21.411357	25.979077	21.33%	6,554
2018	22.706933	21.411357	-5.71%	6,683
2017	18.751772	22.706933	21.09%	6,737
2016	18.525490	18.751772	1.22%	6,817
2015	18.488255	18.525490	0.20%	8,073
2014	18.503512	18.488255	-0.08%	8,823
2013	13.123376	18.503512	41.00%	9,977
2012	12.688759	13.123376	3.43%	14,359
2011	14.431454	12.688759	-12.08%	27,212
2010	11.388055	14.431454	26.72%	28,675
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	21.733408	27.002663	24.24%	9,023
2018	23.824095	21.733408	-8.78%	9,401
2017	21.532247	23.824095	10.64%	9,873
2016	19.698153	21.532247	9.31%	10,168
2015	20.844751	19.698153	-5.50%	13,756
2014	19.103748	20.844751	9.11%	15,537
2013	14.352411	19.103748	33.10%	23,672
2012	12.275938	14.352411	16.91%	33,196
2011	13.466916	12.275938	-8.84%	50,154
2010	11.534802	13.466916	16.75%	67,550
1325

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.427958	30.439316	19.71%	1,468
2018	27.358270	25.427958	-7.06%	1,401
2017	23.530299	27.358270	16.27%	1,354
2016	24.567069	23.530299	-4.22%	1,906
2015	27.267962	24.567069	-9.91%	2,795
2014	29.281351	27.267962	-6.88%	4,021
2013	23.804924	29.281351	23.01%	3,985
2012	20.320791	23.804924	17.15%	4,431
2011	22.276829	20.320791	-8.78%	8,176
2010	20.852791	22.276829	6.83%	8,944
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	19.665206	23.601595	20.02%	623
2018	20.677173	19.665206	-4.89%	742
2017	18.886485	20.677173	9.48%	867
2016	18.830125	18.886485	0.30%	1,040
2015	19.218297	18.830125	-2.02%	1,271
2014	18.174015	19.218297	5.75%	1,521
2013	14.946277	18.174015	21.60%	1,743
2012	13.607189	14.946277	9.84%	1,994
2011	13.398066	13.607189	1.56%	2,956
2010	11.638487	13.398066	15.12%	3,393
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	19.171184	24.704500	28.86%	225
2018	20.426046	19.171184	-6.14%	225
2017	17.207137	20.426046	18.71%	225
2016	16.873147	17.207137	1.98%	2,499
2015	17.284928	16.873147	-2.38%	2,503
2014	16.032211	17.284928	7.81%	2,551
2013	12.215844	16.032211	31.24%	2,673
2012	10.478367	12.215844	16.58%	2,604
2011	10.484885	10.478367	-0.06%	1,018
2010	8.822581	10.484885	18.84%	1,039
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.975468	16.513556	10.27%	2,773
2018	15.531483	14.975468	-3.58%	2,923
2017	15.189532	15.531483	2.25%	3,081
2016	14.852388	15.189532	2.27%	7,943
2015	15.078982	14.852388	-1.50%	6,776
2014	14.702117	15.078982	2.56%	6,765
2013	15.275686	14.702117	-3.75%	6,534
2012	14.691356	15.275686	3.98%	6,511
2011	13.926979	14.691356	5.49%	4,226
2010	13.360796	13.926979	4.24%	4,801
1326

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.644462	6.758677	1.72%	0
2018	10.264003	6.644462	-35.26%	0
2017	11.952298	10.264003	-14.13%	0
2016	9.036295	11.952298	32.27%	161
2015	11.807397	9.036295	-23.47%	172
2014	13.430179	11.807397	-12.08%	145
2013	10.693989	13.430179	25.59%	129
2012	10.731773	10.693989	-0.35%	135
2011	12.007318	10.731773	-10.62%	122
2010	10.015701	12.007318	19.88%	861
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.254737	11.029976	7.56%	0
2018	10.451579	10.254737	-1.88%	0
2017	10.196650	10.451579	2.50%	0
2016	9.690596	10.196650	5.22%	1,894
2015	10.127062	9.690596	-4.31%	1,894
2014	10.283264	10.127062	-1.52%	1,894
2013	10.281762	10.283264	0.01%	1,894
2012	9.829856	10.281762	4.60%	1,894
2011*	10.000000	9.829856	-1.70%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.844336	22.812185	21.06%	1,559
2018	21.707209	18.844336	-13.19%	1,660
2017	19.108025	21.707209	13.60%	1,766
2016	18.173701	19.108025	5.14%	1,912
2015	18.876027	18.173701	-3.72%	1,123
2014	17.482319	18.876027	7.97%	1,123
2013	13.721231	17.482319	27.41%	1,123
2012	12.333812	13.721231	11.25%	1,220
2011	13.164071	12.333812	-6.31%	2,522
2010	11.507593	13.164071	14.39%	2,785
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.982890	18.547289	23.79%	16
2018	16.263335	14.982890	-7.87%	16
2017	13.285650	16.263335	22.41%	16
2016	13.938347	13.285650	-4.68%	1,394
2015	13.713964	13.938347	1.64%	2,255
2014	13.819157	13.713964	-0.76%	2,423
2013	11.791059	13.819157	17.20%	2,582
2012	10.161106	11.791059	16.04%	3,029
2011	11.153154	10.161106	-8.89%	2,859
2010	9.884276	11.153154	12.84%	3,562
1327

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.243358	9.252634	0.10%	0
2018	9.262911	9.243358	-0.21%	0
2017	9.367776	9.262911	-1.12%	0
2016	9.517112	9.367776	-1.57%	0
2015	9.679760	9.517112	-1.68%	0
2014	9.845186	9.679760	-1.68%	276
2013	10.013443	9.845186	-1.68%	276
2012	10.185049	10.013443	-1.68%	3,936
2011	10.358628	10.185049	-1.68%	3,967
2010	10.529841	10.358628	-1.63%	1,255
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	21.514679	28.886646	34.26%	2,739
2018	21.400239	21.514679	0.53%	2,890
2017	16.831020	21.400239	27.15%	3,044
2016	16.914214	16.831020	-0.49%	5,749
2015	16.055739	16.914214	5.35%	6,740
2014	14.608002	16.055739	9.91%	7,288
2013	10.890108	14.608002	34.14%	7,775
2012	9.826532	10.890108	10.82%	7,977
2011	9.788265	9.826532	0.39%	6,883
2010	8.844736	9.788265	10.67%	7,648
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.633548	28.018137	9.30%	977
2018	26.642784	25.633548	-3.79%	1,006
2017	25.405506	26.642784	4.87%	1,035
2016	22.243143	25.405506	14.22%	1,801
2015	24.202213	22.243143	-8.09%	1,579
2014	24.160569	24.202213	0.17%	1,579
2013	22.242962	24.160569	8.62%	1,579
2012	19.073074	22.242962	16.62%	1,579
2011	18.432572	19.073074	3.47%	2,153
2010	16.325432	18.432572	12.91%	2,153
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.739558	19.531274	16.68%	0
2018	20.722021	16.739558	-19.22%	0
2017	17.115936	20.722021	21.07%	0
2016	17.224529	17.115936	-0.63%	860
2015	17.688281	17.224529	-2.62%	860
2014	17.738204	17.688281	-0.28%	860
2013	14.445957	17.738204	22.79%	860
2012	12.968072	14.445957	11.40%	860
2011	15.319156	12.968072	-15.35%	469
2010	13.658835	15.319156	12.16%	643
1328

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.771183	10.011271	2.46%	0
2018	9.864083	9.771183	-0.94%	0
2017	9.895481	9.864083	-0.32%	0
2016	9.874492	9.895481	0.21%	0
2015	9.958454	9.874492	-0.84%	0
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.322742	37.048621	35.60%	1,301
2018	27.814192	27.322742	-1.77%	1,301
2017	22.296757	27.814192	24.75%	1,301
2016	21.374137	22.296757	4.32%	2,026
2015	23.077743	21.374137	-7.38%	2,026
2014	21.764143	23.077743	6.04%	2,066
2013	17.039202	21.764143	27.73%	2,066
2012	15.264667	17.039202	11.63%	2,175
2011	15.615560	15.264667	-2.25%	1,989
2010	12.074847	15.615560	29.32%	1,992
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.868542	8.466203	7.60%	740
2018	10.428109	7.868542	-24.54%	740
2017	10.302118	10.428109	1.22%	740
2016	8.464392	10.302118	21.71%	1,637
2015	11.095924	8.464392	-23.72%	1,637
2014	12.980153	11.095924	-14.52%	1,838
2013	12.249033	12.980153	5.97%	1,972
2012	12.230970	12.249033	0.15%	2,016
2011	15.839098	12.230970	-22.78%	1,708
2010	13.764038	15.839098	15.08%	2,213
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	29.193453	42.897969	46.94%	318
2018	31.342100	29.193453	-6.86%	355
2017	24.131976	31.342100	29.88%	343
2016	24.175350	24.131976	-0.18%	525
2015	25.322686	24.175350	-4.53%	524
2014	25.032085	25.322686	1.16%	640
2013	16.283129	25.032085	53.73%	632
2012	12.958832	16.283129	25.65%	583
2011	13.989390	12.958832	-7.37%	1,358
2010	12.621457	13.989390	10.84%	1,665
1329

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	21.144781	25.862842	22.31%	0
2018	22.782215	21.144781	-7.19%	0
2017	21.990579	22.782215	3.60%	0
2016	21.454445	21.990579	2.50%	0
2015	20.829077	21.454445	3.00%	0
2014	16.278411	20.829077	27.96%	0
2013	16.374889	16.278411	-0.59%	0
2012	14.151433	16.374889	15.71%	0
2011	13.708993	14.151433	3.23%	400
2010	10.851996	13.708993	26.33%	400
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	22.725100	27.773221	22.21%	554
2018	25.829241	22.725100	-12.02%	554
2017	23.103428	25.829241	11.80%	554
2016	18.235624	23.103428	26.69%	554
2015	19.648471	18.235624	-7.19%	554
2014	18.672504	19.648471	5.23%	554
2013	14.225564	18.672504	31.26%	554
2012	12.199060	14.225564	16.61%	554
2011	14.229454	12.199060	-14.27%	1,126
2010	11.450753	14.229454	24.27%	1,126
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	21.215361	25.728177	21.27%	1,251
2018	22.510601	21.215361	-5.75%	1,191
2017	18.599079	22.510601	21.03%	1,195
2016	18.383945	18.599079	1.17%	1,265
2015	18.356328	18.383945	0.15%	1,278
2014	18.380837	18.356328	-0.13%	1,363
2013	13.042999	18.380837	40.92%	1,429
2012	12.617469	13.042999	3.37%	1,504
2011	14.357661	12.617469	-12.12%	2,211
2010	11.335587	14.357661	26.66%	2,153
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	21.539054	26.747586	24.18%	1,640
2018	23.623123	21.539054	-8.82%	1,640
2017	21.361429	23.623123	10.59%	1,640
2016	19.551795	21.361429	9.26%	3,637
2015	20.700389	19.551795	-5.55%	3,638
2014	18.981090	20.700389	9.06%	3,657
2013	14.267498	18.981090	33.04%	3,769
2012	12.209529	14.267498	16.86%	3,698
2011	13.400873	12.209529	-8.89%	2,685
2010	11.484061	13.400873	16.69%	2,670
1330

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	25.195108	30.145251	19.65%	670
2018	27.121614	25.195108	-7.10%	997
2017	23.338597	27.121614	16.21%	1,053
2016	24.379274	23.338597	-4.27%	1,611
2015	27.073296	24.379274	-9.95%	1,900
2014	29.087115	27.073296	-6.92%	1,964
2013	23.659040	29.087115	22.94%	2,179
2012	20.206565	23.659040	17.09%	2,355
2011	22.162871	20.206565	-8.83%	3,102
2010	20.756661	22.162871	6.77%	5,905
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	19.485120	23.373566	19.96%	1,001
2018	20.498310	19.485120	-4.94%	2,114
2017	18.732604	20.498310	9.43%	2,192
2016	18.686195	18.732604	0.25%	3,564
2015	19.081119	18.686195	-2.07%	3,723
2014	18.053475	19.081119	5.69%	3,882
2013	14.854692	18.053475	21.53%	3,984
2012	13.530699	14.854692	9.79%	4,030
2011	13.329507	13.530699	1.51%	4,418
2010	11.584817	13.329507	15.06%	6,406
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.995581	24.465773	28.80%	297
2018	20.249312	18.995581	-6.19%	1,486
2017	17.066903	20.249312	18.65%	1,486
2016	16.744129	17.066903	1.93%	1,486
2015	17.161495	16.744129	-2.43%	1,714
2014	15.925823	17.161495	7.76%	1,714
2013	12.140956	15.925823	31.17%	4,684
2012	10.419439	12.140956	16.52%	5,441
2011	10.431224	10.419439	-0.11%	6,447
2010	8.781886	10.431224	18.78%	10,182
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.838369	16.354054	10.21%	1,733
2018	15.397162	14.838369	-3.63%	2,664
2017	15.065809	15.397162	2.20%	2,814
2016	14.738887	15.065809	2.22%	6,757
2015	14.971368	14.738887	-1.55%	7,413
2014	14.604615	14.971368	2.51%	7,834
2013	15.182102	14.604615	-3.80%	7,753
2012	14.608796	15.182102	3.92%	7,849
2011	13.855740	14.608796	5.43%	8,299
2010	13.299208	13.855740	4.18%	10,926
1331

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.601726	6.711781	1.67%	0
2018	10.203212	6.601726	-35.30%	0
2017	11.887543	10.203212	-14.17%	0
2016	8.991907	11.887543	32.20%	0
2015	11.755380	8.991907	-23.51%	0
2014	13.377836	11.755380	-12.13%	0
2013	10.657731	13.377836	25.52%	0
2012	10.700849	10.657731	-0.40%	0
2011	11.978810	10.700849	-10.67%	0
2010	9.997008	11.978810	19.82%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.214827	10.981453	7.51%	0
2018	10.416233	10.214827	-1.93%	0
2017	10.167326	10.416233	2.45%	0
2016	9.667619	10.167326	5.17%	0
2015	10.108190	9.667619	-4.36%	0
2014	10.269334	10.108190	-1.57%	0
2013	10.273054	10.269334	-0.04%	0
2012	9.826537	10.273054	4.54%	0
2011*	10.000000	9.826537	-1.73%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.704314	22.631167	20.99%	0
2018	21.556960	18.704314	-13.23%	0
2017	18.985394	21.556960	13.54%	0
2016	18.066236	18.985394	5.09%	0
2015	18.773960	18.066236	-3.77%	0
2014	17.396641	18.773960	7.92%	0
2013	13.660919	17.396641	27.35%	0
2012	12.285867	13.660919	11.19%	0
2011	13.119557	12.285867	-6.35%	0
2010	11.474513	13.119557	14.34%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.845609	18.367993	23.73%	0
2018	16.122582	14.845609	-7.92%	0
2017	13.177346	16.122582	22.35%	0
2016	13.831743	13.177346	-4.73%	0
2015	13.616013	13.831743	1.58%	0
2014	13.727436	13.616013	-0.81%	0
2013	11.718772	13.727436	17.14%	0
2012	10.103951	11.718772	15.98%	0
2011	11.096056	10.103951	-8.94%	0
2010	9.838674	11.096056	12.78%	0
1332

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.158702	9.163239	0.05%	0
2018	9.182772	9.158702	-0.26%	0
2017	9.291449	9.182772	-1.17%	293
2016	9.444352	9.291449	-1.62%	293
2015	9.610656	9.444352	-1.73%	293
2014	9.779877	9.610656	-1.73%	293
2013	9.952077	9.779877	-1.73%	0
2012	10.127790	9.952077	-1.73%	0
2011	10.305626	10.127790	-1.73%	0
2010	10.481297	10.305626	-1.68%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	21.317738	28.607666	34.20%	2,064
2018	21.215205	21.317738	0.48%	3,440
2017	16.693944	21.215205	27.08%	4,625
2016	16.784968	16.693944	-0.54%	7,353
2015	15.941147	16.784968	5.29%	7,964
2014	14.511125	15.941147	9.85%	8,272
2013	10.823385	14.511125	34.07%	7,322
2012	9.771310	10.823385	10.77%	7,678
2011	9.738203	9.771310	0.34%	7,849
2010	8.803971	9.738203	10.61%	14,205
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.398811	27.747451	9.25%	179
2018	26.412303	25.398811	-3.84%	179
2017	25.198511	26.412303	4.82%	179
2016	22.073105	25.198511	14.16%	179
2015	24.029430	22.073105	-8.14%	179
2014	24.000294	24.029430	0.12%	179
2013	22.106645	24.000294	8.57%	179
2012	18.965857	22.106645	16.56%	179
2011	18.338264	18.965857	3.42%	179
2010	16.250165	18.338264	12.85%	179
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.615131	19.376240	16.62%	80
2018	20.578532	16.615131	-19.26%	80
2017	17.006040	20.578532	21.01%	80
2016	17.122620	17.006040	-0.68%	80
2015	17.592582	17.122620	-2.67%	80
2014	17.651210	17.592582	-0.33%	80
2013	14.382417	17.651210	22.73%	80
2012	12.917625	14.382417	11.34%	80
2011	15.267323	12.917625	-15.39%	284
2010	13.619537	15.267323	12.10%	284
1333

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.733167	9.967241	2.40%	0
2018	9.830733	9.733167	-0.99%	0
2017	9.867024	9.830733	-0.37%	0
2016	9.851092	9.867024	0.16%	0
2015	9.939909	9.851092	-0.89%	0
2014	10.019265	9.939909	-0.79%	0
2013	10.252867	10.019265	-2.28%	0
2012	10.095534	10.252867	1.56%	0
2011*	10.000000	10.095534	0.96%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	27.134542	36.774720	35.53%	68
2018	27.636754	27.134542	-1.82%	68
2017	22.165758	27.636754	24.68%	68
2016	21.259340	22.165758	4.26%	68
2015	22.965484	21.259340	-7.43%	68
2014	21.669290	22.965484	5.98%	68
2013	16.973576	21.669290	27.66%	68
2012	15.213627	16.973576	11.57%	68
2011	15.571250	15.213627	-2.30%	240
2010	12.046692	15.571250	29.26%	240
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.814335	8.403608	7.54%	0
2018	10.361576	7.814335	-24.58%	0
2017	10.241580	10.361576	1.17%	0
2016	8.418919	10.241580	21.65%	0
2015	11.041941	8.418919	-23.76%	0
2014	12.923595	11.041941	-14.56%	0
2013	12.201866	12.923595	5.91%	0
2012	12.190087	12.201866	0.10%	0
2011	15.794187	12.190087	-22.82%	419
2010	13.731983	15.794187	15.02%	444
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	28.926238	42.483710	46.87%	280
2018	31.071109	28.926238	-6.90%	276
2017	23.935448	31.071109	29.81%	276
2016	23.990648	23.935448	-0.23%	1,086
2015	25.142002	23.990648	-4.58%	1,325
2014	24.866123	25.142002	1.11%	1,401
2013	16.183392	24.866123	53.65%	1,401
2012	12.886024	16.183392	25.59%	1,754
2011	13.917861	12.886024	-7.41%	1,754
2010	12.563310	13.917861	10.78%	1,754
1334

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.990312	25.660856	22.25%	0
2018	22.627361	20.990312	-7.23%	0
2017	21.852180	22.627361	3.55%	0
2016	21.330230	21.852180	2.45%	0
2015	20.719016	21.330230	2.95%	0
2014	16.200615	20.719016	27.89%	0
2013	16.304929	16.200615	-0.64%	0
2012	14.098154	16.304929	15.65%	0
2011	13.664319	14.098154	3.17%	0
2010	10.822120	13.664319	26.26%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	22.556190	27.552766	22.15%	0
2018	25.650393	22.556190	-12.06%	0
2017	22.955097	25.650393	11.74%	0
2016	18.127727	22.955097	26.63%	0
2015	19.542163	18.127727	-7.24%	0
2014	18.580930	19.542163	5.17%	0
2013	14.163001	18.580930	31.19%	0
2012	12.151602	14.163001	16.55%	0
2011	14.181297	12.151602	-14.31%	0
2010	11.417794	14.181297	24.20%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	21.020980	25.479481	21.21%	180
2018	22.315767	21.020980	-5.80%	180
2017	18.447448	22.315767	20.97%	180
2016	18.243332	18.447448	1.12%	180
2015	18.225213	18.243332	0.10%	180
2014	18.258839	18.225213	-0.18%	180
2013	12.963013	18.258839	40.85%	180
2012	12.546492	12.963013	3.32%	600
2011	14.284151	12.546492	-12.16%	859
2010	11.283273	14.284151	26.60%	859
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	21.346234	26.494657	24.12%	453
2018	23.423630	21.346234	-8.87%	475
2017	21.191774	23.423630	10.53%	514
2016	19.406360	21.191774	9.20%	1,292
2015	20.556879	19.406360	-5.60%	1,566
2014	18.859100	20.556879	9.00%	1,654
2013	14.183027	18.859100	32.97%	1,697
2012	12.143433	14.183027	16.80%	2,092
2011	13.335088	12.143433	-8.94%	2,321
2010	11.433510	13.335088	16.63%	5,190
1335

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.964354	29.853953	19.59%	3,844
2018	26.886988	24.964354	-7.15%	4,120
2017	23.148430	26.886988	16.15%	4,400
2016	24.192910	23.148430	-4.32%	4,694
2015	26.880030	24.192910	-10.00%	5,594
2014	28.894204	26.880030	-6.97%	6,520
2013	23.514093	28.894204	22.88%	6,761
2012	20.093013	23.514093	17.03%	7,079
2011	22.049524	20.093013	-8.87%	7,856
2010	20.660999	22.049524	6.72%	13,084
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	19.306596	23.147625	19.89%	2,951
2018	20.320905	19.306596	-4.99%	2,965
2017	18.579904	20.320905	9.37%	3,057
2016	18.543282	18.579904	0.20%	3,733
2015	18.944824	18.543282	-2.12%	5,316
2014	17.933641	18.944824	5.64%	5,267
2013	14.763606	17.933641	21.47%	5,170
2012	13.454601	14.763606	9.73%	5,357
2011	13.261284	13.454601	1.46%	5,868
2010	11.531383	13.261284	15.00%	8,216
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.821512	24.229237	28.73%	6,050
2018	20.074050	18.821512	-6.24%	6,714
2017	16.927775	20.074050	18.59%	7,165
2016	16.616070	16.927775	1.88%	11,394
2015	17.038918	16.616070	-2.48%	13,683
2014	15.820121	17.038918	7.70%	14,544
2013	12.066514	15.820121	31.11%	14,676
2012	10.360830	12.066514	16.46%	15,032
2011	10.377811	10.360830	-0.16%	18,496
2010	8.741354	10.377811	18.72%	23,572
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.702471	16.196035	10.16%	5,316
2018	15.263954	14.702471	-3.68%	5,549
2017	14.943051	15.263954	2.15%	5,794
2016	14.626209	14.943051	2.17%	8,310
2015	14.864472	14.626209	-1.60%	8,788
2014	14.507723	14.864472	2.46%	9,838
2013	15.089061	14.507723	-3.85%	9,137
2012	14.526680	15.089061	3.87%	9,463
2011	13.784851	14.526680	5.38%	12,712
2010	13.237899	13.784851	4.13%	13,006
1336

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.559237	6.665201	1.62%	3,208
2018	10.142761	6.559237	-35.33%	3,385
2017	11.823124	10.142761	-14.21%	3,385
2016	8.947722	11.823124	32.14%	3,819
2015	11.703593	8.947722	-23.55%	4,549
2014	13.325692	11.703593	-12.17%	4,549
2013	10.621590	13.325692	25.46%	4,549
2012	10.670000	10.621590	-0.45%	4,768
2011	11.950360	10.670000	-10.71%	4,768
2010	9.978349	11.950360	19.76%	4,768
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.175042	10.933125	7.45%	0
2018	10.380969	10.175042	-1.98%	0
2017	10.138043	10.380969	2.40%	0
2016	9.644680	10.138043	5.12%	0
2015	10.089339	9.644680	-4.41%	0
2014	10.255395	10.089339	-1.62%	0
2013	10.264333	10.255395	-0.09%	0
2012	9.823217	10.264333	4.49%	0
2011*	10.000000	9.823217	-1.77%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.565216	22.451443	20.93%	2,170
2018	21.407613	18.565216	-13.28%	2,239
2017	18.863426	21.407613	13.49%	2,297
2016	17.959279	18.863426	5.03%	2,438
2015	18.672324	17.959279	-3.82%	2,593
2014	17.311268	18.672324	7.86%	2,216
2013	13.600802	17.311268	27.28%	2,313
2012	12.238042	13.600802	11.14%	2,329
2011	13.075125	12.238042	-6.40%	2,329
2010	11.441470	13.075125	14.28%	2,308
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.709587	18.190457	23.66%	1,207
2018	15.983034	14.709587	-7.97%	1,296
2017	13.069912	15.983034	22.29%	1,375
2016	13.725932	13.069912	-4.78%	2,800
2015	13.518725	13.725932	1.53%	2,980
2014	13.636290	13.518725	-0.86%	3,082
2013	11.646885	13.636290	17.08%	3,078
2012	10.047101	11.646885	15.92%	3,397
2011	11.039236	10.047101	-8.99%	4,937
2010	9.793277	11.039236	12.72%	5,855
1337

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	9.074757	9.074623	0.00%	30,995
2018	9.103265	9.074757	-0.31%	31,031
2017	9.215682	9.103265	-1.22%	31,068
2016	9.372107	9.215682	-1.67%	31,275
2015	9.541997	9.372107	-1.78%	31,318
2014	9.714952	9.541997	-1.78%	31,361
2013	9.891049	9.714952	-1.78%	31,374
2012	10.070835	9.891049	-1.79%	31,464
2011	10.252872	10.070835	-1.78%	31,977
2010	10.432954	10.252872	-1.73%	31,538
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	21.122394	28.331097	34.13%	6,933
2018	21.031558	21.122394	0.43%	7,763
2017	16.557826	21.031558	27.02%	8,392
2016	16.656577	16.557826	-0.59%	10,921
2015	15.827264	16.656577	5.24%	13,658
2014	14.414790	15.827264	9.80%	14,665
2013	10.757016	14.414790	34.00%	14,798
2012	9.716341	10.757016	10.71%	15,034
2011	9.688336	9.716341	0.29%	19,975
2010	8.763340	9.688336	10.56%	25,156
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	25.166294	27.479438	9.19%	3,099
2018	26.183913	25.166294	-3.89%	3,329
2017	24.993292	26.183913	4.76%	3,557
2016	21.904455	24.993292	14.10%	3,761
2015	23.857974	21.904455	-8.19%	4,050
2014	23.841165	23.857974	0.07%	4,431
2013	21.971242	23.841165	8.51%	4,646
2012	18.859306	21.971242	16.50%	4,755
2011	18.244495	18.859306	3.37%	6,862
2010	16.175283	18.244495	12.79%	7,049
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.491567	19.222355	16.56%	830
2018	20.435960	16.491567	-19.30%	917
2017	16.896783	20.435960	20.95%	993
2016	17.021262	16.896783	-0.73%	1,445
2015	17.497349	17.021262	-2.72%	1,573
2014	17.564595	17.497349	-0.38%	1,684
2013	14.319127	17.564595	22.67%	1,775
2012	12.867337	14.319127	11.28%	1,780
2011	15.215640	12.867337	-15.43%	1,780
2010	13.580340	15.215640	12.04%	2,391
1338

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.695252	9.923361	2.35%	0
2018	9.797446	9.695252	-1.04%	0
2017	9.838605	9.797446	-0.42%	0
2016	9.827716	9.838605	0.11%	0
2015	9.921364	9.827716	-0.94%	0
2014	10.005667	9.921364	-0.84%	0
2013	10.244175	10.005667	-2.33%	0
2012	10.092123	10.244175	1.51%	0
2011*	10.000000	10.092123	0.92%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.947639	36.502833	35.46%	1,220
2018	27.460451	26.947639	-1.87%	1,315
2017	22.035522	27.460451	24.62%	1,421
2016	21.145165	22.035522	4.21%	1,571
2015	22.853781	21.145165	-7.48%	1,718
2014	21.574873	22.853781	5.93%	1,572
2013	16.908213	21.574873	27.60%	1,677
2012	15.162773	16.908213	11.51%	1,694
2011	15.527086	15.162773	-2.35%	1,802
2010	12.018634	15.527086	29.19%	1,895
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.760428	8.341385	7.49%	1,808
2018	10.295377	7.760428	-24.62%	2,368
2017	10.181314	10.295377	1.12%	2,689
2016	8.373638	10.181314	21.59%	3,127
2015	10.988151	8.373638	-23.79%	4,045
2014	12.867191	10.988151	-14.60%	4,431
2013	12.154801	12.867191	5.86%	4,603
2012	12.149259	12.154801	0.05%	4,809
2011	15.749294	12.149259	-22.86%	4,780
2010	13.699923	15.749294	14.96%	9,349
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	28.661082	42.072871	46.79%	5,853
2018	30.802069	28.661082	-6.95%	6,399
2017	23.740230	30.802069	29.75%	6,889
2016	23.807054	23.740230	-0.28%	8,097
2015	24.962307	23.807054	-4.63%	9,117
2014	24.700974	24.962307	1.06%	9,645
2013	16.084077	24.700974	53.57%	10,059
2012	12.813483	16.084077	25.52%	10,419
2011	13.846542	12.813483	-7.46%	11,668
2010	12.505303	13.846542	10.73%	15,252
1339

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.836872	25.460317	22.19%	437
2018	22.473463	20.836872	-7.28%	473
2017	21.714567	22.473463	3.49%	503
2016	21.206652	21.714567	2.40%	561
2015	20.609463	21.206652	2.90%	617
2014	16.123155	20.609463	27.83%	664
2013	16.235231	16.123155	-0.69%	708
2012	14.045059	16.235231	15.59%	712
2011	13.619767	14.045059	3.12%	712
2010	10.792324	13.619767	26.20%	1,730
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	22.388440	27.333944	22.09%	158
2018	25.472681	22.388440	-12.11%	158
2017	22.807629	25.472681	11.68%	158
2016	18.020416	22.807629	26.57%	158
2015	19.436379	18.020416	-7.29%	158
2014	18.489758	19.436379	5.12%	158
2013	14.100679	18.489758	31.13%	158
2012	12.104302	14.100679	16.49%	164
2011	14.133281	12.104302	-14.36%	164
2010	11.384924	14.133281	24.14%	164
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.828337	25.233137	21.15%	5,367
2018	22.122595	20.828337	-5.85%	5,552
2017	18.297037	22.122595	20.91%	5,882
2016	18.103765	18.297037	1.07%	7,676
2015	18.094994	18.103765	0.05%	10,324
2014	18.137611	18.094994	-0.23%	10,673
2013	12.883495	18.137611	40.78%	10,967
2012	12.475902	12.883495	3.27%	11,008
2011	14.211010	12.475902	-12.21%	12,699
2010	11.231202	14.211010	26.53%	12,910
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	21.155152	26.244138	24.06%	2,495
2018	23.225845	21.155152	-8.92%	2,815
2017	21.023497	23.225845	10.48%	3,084
2016	19.262038	21.023497	9.14%	4,683
2015	20.414388	19.262038	-5.64%	5,684
2014	18.737908	20.414388	8.95%	6,214
2013	14.099045	18.737908	32.90%	6,168
2012	12.077686	14.099045	16.74%	6,534
2011	13.269643	12.077686	-8.98%	6,760
2010	11.383167	13.269643	16.57%	6,888
1340

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.735566	29.565308	19.53%	2,530
2018	26.654238	24.735566	-7.20%	2,956
2017	22.959696	26.654238	16.09%	3,009
2016	24.007861	22.959696	-4.37%	4,002
2015	26.688023	24.007861	-10.04%	4,929
2014	28.702426	26.688023	-7.02%	6,489
2013	23.369911	28.702426	22.82%	9,148
2012	19.980000	23.369911	16.97%	10,666
2011	21.936664	19.980000	-8.92%	11,606
2010	20.565724	21.936664	6.67%	12,238
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	19.129649	22.923808	19.83%	1,523
2018	20.144981	19.129649	-5.04%	5,320
2017	18.428406	20.144981	9.31%	5,682
2016	18.401420	18.428406	0.15%	6,724
2015	18.809462	18.401420	-2.17%	7,524
2014	17.814576	18.809462	5.58%	7,908
2013	14.673056	17.814576	21.41%	7,322
2012	13.378906	14.673056	9.67%	7,313
2011	13.193376	13.378906	1.41%	8,036
2010	11.478176	13.193376	14.94%	8,711
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.649036	23.994984	28.67%	4,184
2018	19.900272	18.649036	-6.29%	4,741
2017	16.789745	19.900272	18.53%	5,553
2016	16.488952	16.789745	1.82%	10,653
2015	16.917177	16.488952	-2.53%	10,894
2014	15.715091	16.917177	7.65%	15,034
2013	11.992501	15.715091	31.04%	18,170
2012	10.302532	11.992501	16.40%	18,936
2011	10.324672	10.302532	-0.21%	16,787
2010	8.701028	10.324672	18.66%	18,306
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.567671	16.039377	10.10%	2,426
2018	15.131762	14.567671	-3.73%	2,519
2017	14.821166	15.131762	2.10%	2,603
2016	14.514275	14.821166	2.11%	2,842
2015	14.758225	14.514275	-1.65%	2,203
2014	14.411356	14.758225	2.41%	1,339
2013	14.996464	14.411356	-3.90%	3,750
2012	14.444907	14.996464	3.82%	15,424
2011	13.714218	14.444907	5.33%	3,521
2010	13.176788	13.714218	4.08%	3,905
1341

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.517038	6.618954	1.56%	0
2018	10.082674	6.517038	-35.36%	0
2017	11.759058	10.082674	-14.26%	0
2016	8.903759	11.759058	32.07%	0
2015	11.652032	8.903759	-23.59%	450
2014	13.273755	11.652032	-12.22%	2,439
2013	10.585577	13.273755	25.39%	189
2012	10.639249	10.585577	-0.50%	556
2011	11.921965	10.639249	-10.76%	556
2010	9.959699	11.921965	19.70%	556
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.135395	10.884972	7.40%	337
2018	10.345826	10.135395	-2.03%	391
2017	10.108851	10.345826	2.34%	466
2016	9.621791	10.108851	5.06%	517
2015	10.070529	9.621791	-4.46%	0
2014	10.241491	10.070529	-1.67%	0
2013	10.255638	10.241491	-0.14%	0
2012	9.819903	10.255638	4.44%	0
2011*	10.000000	9.819903	-1.80%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.427092	22.273057	20.87%	0
2018	21.259228	18.427092	-13.32%	273
2017	18.742196	21.259228	13.43%	273
2016	17.852923	18.742196	4.98%	273
2015	18.571212	17.852923	-3.87%	273
2014	17.226297	18.571212	7.81%	273
2013	13.540931	17.226297	27.22%	451
2012	12.190398	13.540931	11.08%	450
2011	13.030848	12.190398	-6.45%	459
2010	11.408525	13.030848	14.22%	468
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.574723	18.014498	23.60%	3,767
2018	15.844620	14.574723	-8.01%	3,721
2017	12.963297	15.844620	22.23%	4,474
2016	13.620876	12.963297	-4.83%	5,748
2015	13.422102	13.620876	1.48%	5,748
2014	13.545729	13.422102	-0.91%	5,907
2013	11.575430	13.545729	17.02%	5,971
2012	9.990559	11.575430	15.86%	6,250
2011	10.982697	9.990559	-9.03%	6,964
2010	9.748069	10.982697	12.67%	6,793
1342

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.991592	8.986882	-0.05%	0
2018	9.024454	8.991592	-0.36%	0
2017	9.140534	9.024454	-1.27%	0
2016	9.300398	9.140534	-1.72%	0
2015	9.473805	9.300398	-1.83%	0
2014	9.650443	9.473805	-1.83%	0
2013	9.830371	9.650443	-1.83%	0
2012	10.014170	9.830371	-1.84%	0
2011	10.200359	10.014170	-1.83%	0
2010	10.384807	10.200359	-1.78%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.928766	28.057101	34.06%	6,299
2018	20.849451	20.928766	0.38%	8,086
2017	16.422796	20.849451	26.95%	9,609
2016	16.529130	16.422796	-0.64%	10,753
2015	15.714173	16.529130	5.19%	12,474
2014	14.319079	15.714173	9.74%	12,726
2013	10.691020	14.319079	33.94%	16,833
2012	9.661666	10.691020	10.65%	18,446
2011	9.638719	9.661666	0.24%	20,726
2010	8.722883	9.638719	10.50%	23,378
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.935601	27.213685	9.14%	1,838
2018	25.957175	24.935601	-3.94%	2,503
2017	24.789454	25.957175	4.71%	2,596
2016	21.736828	24.789454	14.04%	3,060
2015	23.687461	21.736828	-8.23%	2,909
2014	23.682833	23.687461	0.02%	2,512
2013	21.836451	23.682833	8.46%	2,578
2012	18.753171	21.836451	16.44%	2,709
2011	18.151041	18.753171	3.32%	2,693
2010	16.100631	18.151041	12.73%	3,049
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.368895	19.069648	16.50%	28
2018	20.294348	16.368895	-19.34%	27
2017	16.788217	20.294348	20.88%	24
2016	16.920478	16.788217	-0.78%	25
2015	17.402621	16.920478	-2.77%	25
2014	17.478408	17.402621	-0.43%	25
2013	14.256119	17.478408	22.60%	291
2012	12.817265	14.256119	11.23%	581
2011	15.164134	12.817265	-15.48%	1,565
2010	13.541248	15.164134	11.98%	1,747
1343

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.657471	9.879671	2.30%	1,316
2018	9.764271	9.657471	-1.09%	1,316
2017	9.810274	9.764271	-0.47%	1,316
2016	9.804400	9.810274	0.06%	1,316
2015	9.902864	9.804400	-0.99%	1,316
2014	9.992089	9.902864	-0.89%	0
2013	10.235488	9.992089	-2.38%	0
2012	10.088710	10.235488	1.45%	0
2011*	10.000000	10.088710	0.89%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.761819	36.232678	35.39%	15
2018	27.285070	26.761819	-1.92%	411
2017	21.905902	27.285070	24.56%	952
2016	21.031456	21.905902	4.16%	3,559
2015	22.742475	21.031456	-7.52%	3,060
2014	21.480723	22.742475	5.87%	2,737
2013	16.842999	21.480723	27.54%	3,514
2012	15.112000	16.842999	11.45%	1,633
2011	15.482961	15.112000	-2.40%	4,268
2010	11.990581	15.482961	29.13%	4,284
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.706902	8.279644	7.43%	133
2018	10.229621	7.706902	-24.66%	101
2017	10.121422	10.229621	1.07%	677
2016	8.328604	10.121422	21.53%	666
2015	10.934639	8.328604	-23.83%	723
2014	12.811075	10.934639	-14.65%	695
2013	12.107960	12.811075	5.81%	3,662
2012	12.108624	12.107960	-0.01%	4,331
2011	15.704601	12.108624	-22.90%	9,297
2010	13.667983	15.704601	14.90%	9,448
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	28.398375	41.666023	46.72%	2,261
2018	30.535385	28.398375	-7.00%	3,458
2017	23.546631	30.535385	29.68%	3,514
2016	23.624906	23.546631	-0.33%	6,251
2015	24.783938	23.624906	-4.68%	8,273
2014	24.536964	24.783938	1.01%	8,729
2013	15.985412	24.536964	53.50%	11,387
2012	12.741379	15.985412	25.46%	8,540
2011	13.775633	12.741379	-7.51%	9,835
2010	12.447594	13.775633	10.67%	10,819
1344

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.684503	25.261274	22.13%	180
2018	22.320559	20.684503	-7.33%	208
2017	21.577786	22.320559	3.44%	242
2016	21.083770	21.577786	2.34%	353
2015	20.500478	21.083770	2.85%	108
2014	16.046056	20.500478	27.76%	23
2013	16.165831	16.046056	-0.74%	288
2012	13.992152	16.165831	15.53%	502
2011	13.575358	13.992152	3.07%	2,363
2010	10.762600	13.575358	26.13%	2,234
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	22.221865	27.116762	22.03%	175
2018	25.296120	22.221865	-12.15%	162
2017	22.661038	25.296120	11.63%	161
2016	17.913681	22.661038	26.50%	165
2015	19.331101	17.913681	-7.33%	407
2014	18.398982	19.331101	5.07%	516
2013	14.038582	18.398982	31.06%	596
2012	12.057151	14.038582	16.43%	1,693
2011	14.085391	12.057151	-14.40%	2,939
2010	11.352119	14.085391	24.08%	2,861
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.637351	24.989017	21.09%	5,450
2018	21.930979	20.637351	-5.90%	6,807
2017	18.147762	21.930979	20.85%	7,839
2016	17.965196	18.147762	1.02%	10,247
2015	17.965643	17.965196	0.00%	10,144
2014	18.017136	17.965643	-0.29%	11,601
2013	12.804436	18.017136	40.71%	13,482
2012	12.405676	12.804436	3.21%	11,872
2011	14.138201	12.405676	-12.25%	13,326
2010	11.179356	14.138201	26.47%	13,348
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	20.965646	25.995800	23.99%	2,543
2018	23.029582	20.965646	-8.96%	2,545
2017	20.856423	23.029582	10.42%	2,560
2016	19.118663	20.856423	9.09%	3,330
2015	20.272768	19.118663	-5.69%	3,855
2014	18.617404	20.272768	8.89%	5,741
2013	14.015497	18.617404	32.83%	8,157
2012	12.012249	14.015497	16.68%	8,707
2011	13.204456	12.012249	-9.03%	11,032
2010	11.333025	13.204456	16.51%	10,869
1345

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.508721	29.279246	19.46%	24
2018	26.423342	24.508721	-7.25%	24
2017	22.772361	26.423342	16.03%	25
2016	23.824079	22.772361	-4.41%	25
2015	26.497225	23.824079	-10.09%	22
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	37
2012	19.867525	23.226486	16.91%	37
2011	21.824273	19.867525	-8.97%	22
2010	20.470767	21.824273	6.61%	392
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	18.954308	22.702117	19.77%	0
2018	19.970567	18.954308	-5.09%	0
2017	18.278137	19.970567	9.26%	0
2016	18.260647	18.278137	0.10%	0
2015	18.675080	18.260647	-2.22%	0
2014	17.696314	18.675080	5.53%	0
2013	14.583066	17.696314	21.35%	85
2012	13.303645	14.583066	9.62%	85
2011	13.125833	13.303645	1.35%	85
2010	11.425224	13.125833	14.88%	104
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.477937	23.762740	28.60%	385
2018	19.727808	18.477937	-6.34%	385
2017	16.652699	19.727808	18.47%	385
2016	16.362672	16.652699	1.77%	385
2015	16.796183	16.362672	-2.58%	385
2014	15.610648	16.796183	7.59%	385
2013	11.918865	15.610648	30.97%	498
2012	10.244509	11.918865	16.34%	498
2011	10.271743	10.244509	-0.27%	530
2010	8.660825	10.271743	18.60%	1,329
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.434147	15.884260	10.05%	338
2018	15.000735	14.434147	-3.78%	338
2017	14.700290	15.000735	2.04%	334
2016	14.403222	14.700290	2.06%	328
2015	14.652772	14.403222	-1.70%	333
2014	14.315679	14.652772	2.35%	368
2013	14.904497	14.315679	-3.95%	750
2012	14.363658	14.904497	3.77%	766
2011	13.644011	14.363658	5.27%	785
2010	13.116009	13.644011	4.03%	1,422
1346

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.475066	6.572979	1.51%	0
2018	10.022878	6.475066	-35.40%	0
2017	11.695254	10.022878	-14.30%	0
2016	8.859947	11.695254	32.00%	0
2015	11.600625	8.859947	-23.63%	0
2014	13.221947	11.600625	-12.26%	0
2013	10.549636	13.221947	25.33%	0
2012	10.608544	10.549636	-0.56%	0
2011	11.893610	10.608544	-10.80%	0
2010	9.941071	11.893610	19.64%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.095887	10.837011	7.34%	0
2018	10.310768	10.095887	-2.08%	0
2017	10.079720	10.310768	2.29%	0
2016	9.598937	10.079720	5.01%	0
2015	10.051725	9.598937	-4.50%	0
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
2011*	10.000000	9.816587	-1.83%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.289939	22.096013	20.81%	0
2018	21.111824	18.289939	-13.37%	0
2017	18.621694	21.111824	13.37%	0
2016	17.747165	18.621694	4.93%	0
2015	18.470602	17.747165	-3.92%	0
2014	17.141705	18.470602	7.75%	0
2013	13.481304	17.141705	27.15%	0
2012	12.142905	13.481304	11.02%	0
2011	12.986685	12.142905	-6.50%	0
2010	11.375655	12.986685	14.16%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.441070	17.840205	23.54%	0
2018	15.707360	14.441070	-8.06%	0
2017	12.857529	15.707360	22.16%	0
2016	13.516614	12.857529	-4.88%	0
2015	13.326148	13.516614	1.43%	0
2014	13.455743	13.326148	-0.96%	86
2013	11.504386	13.455743	16.96%	86
2012	9.934308	11.504386	15.80%	87
2011	10.926419	9.934308	-9.08%	63
2010	9.703059	10.926419	12.61%	743
1347

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.909120	8.899915	-0.10%	101
2018	8.946268	8.909120	-0.42%	101
2017	9.065959	8.946268	-1.32%	101
2016	9.229199	9.065959	-1.77%	101
2015	9.406070	9.229199	-1.88%	101
2014	9.586329	9.406070	-1.88%	134
2013	9.770042	9.586329	-1.88%	251
2012	9.957792	9.770042	-1.89%	252
2011	10.148093	9.957792	-1.88%	297
2010	10.336859	10.148093	-1.83%	232
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.736841	27.785654	33.99%	378
2018	20.668846	20.736841	0.33%	378
2017	16.288796	20.668846	26.89%	378
2016	16.402588	16.288796	-0.69%	378
2015	15.601819	16.402588	5.13%	378
2014	14.223941	15.601819	9.69%	403
2013	10.625393	14.223941	33.87%	583
2012	9.607261	10.625393	10.60%	584
2011	9.589314	9.607261	0.19%	585
2010	8.682604	9.589314	10.44%	2,087
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.706954	26.950427	9.08%	24
2018	25.732348	24.706954	-3.98%	24
2017	24.587225	25.732348	4.66%	24
2016	21.570456	24.587225	13.99%	25
2015	23.518142	21.570456	-8.28%	25
2014	23.525531	23.518142	-0.03%	25
2013	21.702460	23.525531	8.40%	24
2012	18.647619	21.702460	16.38%	26
2011	18.058040	18.647619	3.26%	27
2010	16.026293	18.058040	12.68%	415
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.247073	18.918094	16.44%	0
2018	20.153650	16.247073	-19.38%	0
2017	16.680296	20.153650	20.82%	0
2016	16.820250	16.680296	-0.83%	0
2015	17.308355	16.820250	-2.82%	0
2014	17.392594	17.308355	-0.48%	0
2013	14.193342	17.392594	22.54%	0
2012	12.767332	14.193342	11.17%	0
2011	15.112754	12.767332	-15.52%	0
2010	13.502231	15.112754	11.93%	0
1348

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.619860	9.836174	2.25%	0
2018	9.731223	9.619860	-1.14%	0
2017	9.782034	9.731223	-0.52%	0
2016	9.781135	9.782034	0.01%	0
2015	9.884389	9.781135	-1.04%	0
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
2011*	10.000000	10.085315	0.85%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.577170	35.964358	35.32%	0
2018	27.110710	26.577170	-1.97%	0
2017	21.776974	27.110710	24.49%	0
2016	20.918305	21.776974	4.10%	0
2015	22.631646	20.918305	-7.57%	0
2014	21.386957	22.631646	5.82%	12
2013	16.778015	21.386957	27.47%	12
2012	15.061395	16.778015	11.40%	12
2011	15.438969	15.061395	-2.45%	13
2010	11.962599	15.438969	29.06%	35
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.653694	8.218282	7.38%	0
2018	10.164190	7.653694	-24.70%	0
2017	10.061797	10.164190	1.02%	0
2016	8.283760	10.061797	21.46%	0
2015	10.881321	8.283760	-23.87%	0
2014	12.755113	10.881321	-14.69%	28
2013	12.061214	12.755113	5.75%	28
2012	12.068050	12.061214	-0.06%	28
2011	15.659957	12.068050	-22.94%	12
2010	13.636062	15.659957	14.84%	36
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	28.137915	41.262845	46.64%	0
2018	30.270838	28.137915	-7.05%	0
2017	23.354487	30.270838	29.61%	0
2016	23.444046	23.354487	-0.38%	0
2015	24.606756	23.444046	-4.73%	0
2014	24.373967	24.606756	0.96%	0
2013	15.887301	24.373967	53.42%	0
2012	12.669644	15.887301	25.40%	0
2011	13.705044	12.669644	-7.55%	0
2010	12.390112	13.705044	10.61%	523
1349

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.533083	25.063583	22.06%	0
2018	22.168532	20.533083	-7.38%	0
2017	21.441698	22.168532	3.39%	0
2016	20.961441	21.441698	2.29%	0
2015	20.391919	20.961441	2.79%	0
2014	15.969213	20.391919	27.70%	0
2013	16.096618	15.969213	-0.79%	0
2012	13.939367	16.096618	15.48%	0
2011	13.531023	13.939367	3.02%	0
2010	10.732905	13.531023	26.07%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	22.056495	26.901257	21.97%	0
2018	25.120760	22.056495	-12.20%	0
2017	22.515386	25.120760	11.57%	0
2016	17.807586	22.515386	26.44%	0
2015	19.226408	17.807586	-7.38%	0
2014	18.308656	19.226408	5.01%	0
2013	13.976778	18.308656	30.99%	0
2012	12.010201	13.976778	16.37%	0
2011	14.037691	12.010201	-14.44%	0
2010	11.319438	14.037691	24.01%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.448070	24.747208	21.02%	13
2018	21.740986	20.448070	-5.95%	14
2017	17.999683	21.740986	20.79%	16
2016	17.827647	17.999683	0.96%	17
2015	17.837168	17.827647	-0.05%	16
2014	17.897411	17.837168	-0.34%	35
2013	12.725821	17.897411	40.64%	38
2012	12.335809	12.725821	3.16%	36
2011	14.065731	12.335809	-12.30%	34
2010	11.127715	14.065731	26.40%	592
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	20.777695	25.749649	23.93%	14
2018	22.834840	20.777695	-9.01%	14
2017	20.690564	22.834840	10.36%	14
2016	18.976266	20.690564	9.03%	15
2015	20.132028	18.976266	-5.74%	15
2014	18.497587	20.132028	8.84%	25
2013	13.932392	18.497587	32.77%	157
2012	11.947119	13.932392	16.62%	158
2011	13.139553	11.947119	-9.08%	159
2010	11.283055	13.139553	16.45%	790
1350

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.283881	28.995853	19.40%	0
2018	26.194367	24.283881	-7.29%	0
2017	22.586495	26.194367	15.97%	197
2016	23.641642	22.586495	-4.46%	441
2015	26.307740	23.641642	-10.13%	7,969
2014	28.322324	26.307740	-7.11%	7,950
2013	23.083928	28.322324	22.69%	7,933
2012	19.755670	23.083928	16.85%	9,082
2011	21.712454	19.755670	-9.01%	30,990
2010	20.376262	21.712454	6.56%	49,480
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	18.780276	22.482217	19.71%	6,787
2018	19.797355	18.780276	-5.14%	5,201
2017	18.128821	19.797355	9.20%	3,561
2016	18.120689	18.128821	0.04%	2,540
2015	18.541408	18.120689	-2.27%	1,069
2014	17.578614	18.541408	5.48%	1,341
2013	14.493462	17.578614	21.29%	1,663
2012	13.228656	14.493462	9.56%	3,352
2011	13.058487	13.228656	1.30%	3,861
2010	11.372392	13.058487	14.83%	5,898
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.308450	23.532779	28.54%	4,356
2018	19.556884	18.308450	-6.38%	4,254
2017	16.516808	19.556884	18.41%	3,588
2016	16.237403	16.516808	1.72%	3,243
2015	16.676083	16.237403	-2.63%	2,259
2014	15.506924	16.676083	7.54%	2,557
2013	11.845714	15.506924	30.91%	2,987
2012	10.186834	11.845714	16.28%	2,141
2011	10.219107	10.186834	-0.32%	4,326
2010	8.620829	10.219107	18.54%	8,495
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.301650	15.730439	9.99%	338
2018	14.870673	14.301650	-3.83%	0
2017	14.580238	14.870673	1.99%	202
2016	14.292865	14.580238	2.01%	1,577
2015	14.547920	14.292865	-1.75%	3,981
2014	14.220486	14.547920	2.30%	3,992
2013	14.812951	14.220486	-4.00%	3,954
2012	14.282742	14.812951	3.71%	4,751
2011	13.574041	14.282742	5.22%	2,659
2010	13.055396	13.574041	3.97%	4,544
1351

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.433336	6.527291	1.46%	0
2018	9.963402	6.433336	-35.43%	0
2017	11.631771	9.963402	-14.34%	0
2016	8.816341	11.631771	31.93%	0
2015	11.549436	8.816341	-23.66%	0
2014	13.170323	11.549436	-12.31%	0
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
2011	11.865330	10.577926	-10.85%	0
2010	9.922486	11.865330	19.58%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.056503	10.789248	7.29%	0
2018	10.275821	10.056503	-2.13%	0
2017	10.050672	10.275821	2.24%	0
2016	9.576139	10.050672	4.96%	0
2015	10.032966	9.576139	-4.55%	0
2014	10.213696	10.032966	-1.77%	0
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
2011*	10.000000	9.813265	-1.87%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.153752	21.920314	20.75%	0
2018	20.965380	18.153752	-13.41%	0
2017	18.501921	20.965380	13.31%	0
2016	17.641970	18.501921	4.87%	0
2015	18.370486	17.641970	-3.97%	0
2014	17.057482	18.370486	7.70%	0
2013	13.421905	17.057482	27.09%	0
2012	12.095586	13.421905	10.97%	0
2011	12.942672	12.095586	-6.54%	0
2010	11.342878	12.942672	14.10%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.308520	17.667448	23.48%	0
2018	15.571182	14.308520	-8.11%	476
2017	12.752537	15.571182	22.10%	479
2016	13.413057	12.752537	-4.92%	743
2015	13.230787	13.413057	1.38%	2,905
2014	13.366276	13.230787	-1.01%	2,933
2013	11.433718	13.366276	16.90%	2,926
2012	9.878323	11.433718	15.75%	2,527
2011	10.870383	9.878323	-9.13%	10,180
2010	9.658214	10.870383	12.55%	20,038
1352

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.827368	8.813756	-0.15%	1,811
2018	8.868722	8.827368	-0.47%	528
2017	8.991941	8.868722	-1.37%	0
2016	9.158519	8.991941	-1.82%	0
2015	9.338796	9.158519	-1.93%	1,017
2014	9.522614	9.338796	-1.93%	1,017
2013	9.710054	9.522614	-1.93%	1,017
2012	9.901714	9.710054	-1.94%	1,026
2011	10.096066	9.901714	-1.93%	9,925
2010	10.289110	10.096066	-1.88%	1,249
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.546458	27.516522	33.92%	588
2018	20.489590	20.546458	0.28%	920
2017	16.155733	20.489590	26.83%	136
2016	16.276879	16.155733	-0.74%	301
2015	15.490141	16.276879	5.08%	855
2014	14.129332	15.490141	9.63%	1,157
2013	10.560103	14.129332	33.80%	1,561
2012	9.553110	10.560103	10.54%	5,040
2011	9.540123	9.553110	0.14%	7,335
2010	8.642457	9.540123	10.39%	18,216
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.480292	26.689564	9.02%	0
2018	25.509352	24.480292	-4.03%	775
2017	24.386539	25.509352	4.60%	827
2016	21.405264	24.386539	13.93%	1,436
2015	23.349943	21.405264	-8.33%	1,490
2014	23.369183	23.349943	-0.08%	1,467
2013	21.569212	23.369183	8.35%	1,473
2012	18.542604	21.569212	16.32%	561
2011	17.965482	18.542604	3.21%	752
2010	15.952285	17.965482	12.62%	2,350
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.126076	18.767639	16.38%	0
2018	20.013825	16.126076	-19.43%	0
2017	16.572990	20.013825	20.76%	129
2016	16.720544	16.572990	-0.88%	337
2015	17.214533	16.720544	-2.87%	327
2014	17.307138	17.214533	-0.54%	335
2013	14.130801	17.307138	22.48%	334
2012	12.717582	14.130801	11.11%	0
2011	15.061536	12.717582	-15.56%	0
2010	13.463326	15.061536	11.87%	0
1353

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.582303	9.792778	2.20%	543
2018	9.698203	9.582303	-1.20%	487
2017	9.753808	9.698203	-0.57%	773
2016	9.757876	9.753808	-0.04%	3,031
2015	9.865918	9.757876	-1.10%	3,087
2014	9.964972	9.865918	-0.99%	3,120
2013	10.218116	9.964972	-2.48%	2,984
2012	10.081901	10.218116	1.35%	0
2011*	10.000000	10.081901	0.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.393804	35.698027	35.25%	76
2018	26.937472	26.393804	-2.02%	140
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	0
2015	22.521384	20.805772	-7.62%	0
2014	21.293609	22.521384	5.77%	0
2013	16.713295	21.293609	27.41%	0
2012	15.010965	16.713295	11.34%	0
2011	15.395096	15.010965	-2.50%	0
2010	11.934680	15.395096	28.99%	390
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.600854	8.157384	7.32%	0
2018	10.099209	7.600854	-24.74%	0
2017	10.002546	10.099209	0.97%	0
2016	8.239158	10.002546	21.40%	0
2015	10.828252	8.239158	-23.91%	414
2014	12.699387	10.828252	-14.73%	414
2013	12.014652	12.699387	5.70%	414
2012	12.027603	12.014652	-0.11%	417
2011	15.615427	12.027603	-22.98%	9,994
2010	13.604220	15.615427	14.78%	17,549
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	27.879639	40.863275	46.57%	934
2018	30.008381	27.879639	-7.09%	764
2017	23.163763	30.008381	29.55%	607
2016	23.264415	23.163763	-0.43%	665
2015	24.430674	23.264415	-4.77%	483
2014	24.211908	24.430674	0.90%	658
2013	15.789709	24.211908	53.34%	876
2012	12.598251	15.789709	25.33%	949
2011	13.634758	12.598251	-7.60%	7,877
2010	12.332845	13.634758	10.56%	14,141
1354

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.382741	24.867395	22.00%	0
2018	22.017506	20.382741	-7.42%	88
2017	21.306452	22.017506	3.34%	94
2016	20.839799	21.306452	2.24%	239
2015	20.283913	20.839799	2.74%	249
2014	15.892721	20.283913	27.63%	270
2013	16.027693	15.892721	-0.84%	306
2012	13.886771	16.027693	15.42%	0
2011	13.486830	13.886771	2.97%	0
2010	10.703306	13.486830	26.01%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	21.892189	26.687250	21.90%	0
2018	24.946426	21.892189	-12.24%	0
2017	22.370504	24.946426	11.51%	0
2016	17.701991	22.370504	26.37%	0
2015	19.122155	17.701991	-7.43%	0
2014	18.218664	19.122155	4.96%	0
2013	13.915172	18.218664	30.93%	0
2012	11.963368	13.915172	16.31%	0
2011	13.990081	11.963368	-14.49%	0
2010	11.286783	13.990081	23.95%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.260372	24.507560	20.96%	141
2018	21.552476	20.260372	-6.00%	421
2017	17.852686	21.552476	20.72%	463
2016	17.691054	17.852686	0.91%	597
2015	17.709529	17.691054	-0.10%	668
2014	17.778410	17.709529	-0.39%	912
2013	12.647643	17.778410	40.57%	1,168
2012	12.266298	12.647643	3.11%	1,478
2011	13.993596	12.266298	-12.34%	2,484
2010	11.076279	13.993596	26.34%	6,262
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	20.591382	25.505736	23.87%	35
2018	22.641682	20.591382	-9.06%	372
2017	20.525977	22.641682	10.31%	686
2016	18.834896	20.525977	8.98%	1,203
2015	19.992246	18.834896	-5.79%	2,005
2014	18.378507	19.992246	8.78%	2,212
2013	13.849752	18.378507	32.70%	2,577
2012	11.882324	13.849752	16.56%	2,039
2011	13.074938	11.882324	-9.12%	6,850
2010	11.233291	13.074938	16.39%	13,033
1355

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	24.060960	28.715038	19.34%	543
2018	25.967220	24.060960	-7.34%	669
2017	22.402024	25.967220	15.91%	675
2016	23.460493	22.402024	-4.51%	3,074
2015	26.119496	23.460493	-10.18%	3,080
2014	28.134016	26.119496	-7.16%	3,086
2013	22.942148	28.134016	22.63%	4,028
2012	19.644363	22.942148	16.79%	8,208
2011	21.601112	19.644363	-9.06%	8,884
2010	20.282095	21.601112	6.50%	9,515
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	18.607853	22.264454	19.65%	577
2018	19.625662	18.607853	-5.19%	4,122
2017	17.980735	19.625662	9.15%	4,125
2016	17.981805	17.980735	-0.01%	4,631
2015	18.408689	17.981805	-2.32%	4,944
2014	17.461696	18.408689	5.42%	5,043
2013	14.404407	17.461696	21.22%	2,633
2012	13.154106	14.404407	9.51%	1,718
2011	12.991495	13.154106	1.25%	983
2010	11.319824	12.991495	14.77%	1,765
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.140292	23.304744	28.47%	1,143
2018	19.387218	18.140292	-6.43%	2,008
2017	16.381848	19.387218	18.35%	2,076
2016	16.112922	16.381848	1.67%	7,666
2015	16.556691	16.112922	-2.68%	7,706
2014	15.403770	16.556691	7.48%	7,932
2013	11.772911	15.403770	30.84%	8,042
2012	10.129404	11.772911	16.23%	7,974
2011	10.166672	10.129404	-0.37%	4,954
2010	8.580972	10.166672	18.48%	13,419
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	14.170412	15.578150	9.93%	284
2018	14.741771	14.170412	-3.88%	290
2017	14.461213	14.741771	1.94%	297
2016	14.183393	14.461213	1.96%	5,678
2015	14.443873	14.183393	-1.80%	6,028
2014	14.125982	14.443873	2.25%	6,224
2013	14.722014	14.125982	-4.05%	6,235
2012	14.202315	14.722014	3.66%	25,061
2011	13.504467	14.202315	5.17%	26,075
2010	12.995111	13.504467	3.92%	27,543
1356

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.391874	6.481919	1.41%	0
2018	9.904270	6.391874	-35.46%	0
2017	11.568630	9.904270	-14.39%	0
2016	8.772953	11.568630	31.87%	0
2015	11.498461	8.772953	-23.70%	0
2014	13.118892	11.498461	-12.35%	0
2013	10.478082	13.118892	25.20%	0
2012	10.547374	10.478082	-0.66%	0
2011	11.837082	10.547374	-10.90%	1,194
2010	9.903902	11.837082	19.52%	1,194
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.017268	10.741671	7.23%	0
2018	10.240980	10.017268	-2.18%	0
2017	10.021694	10.240980	2.19%	0
2016	9.553377	10.021694	4.90%	0
2015	10.014228	9.553377	-4.60%	0
2014	10.199821	10.014228	-1.82%	0
2013	10.229547	10.199821	-0.29%	0
2012	9.809954	10.229547	4.28%	0
2011*	10.000000	9.809954	-1.90%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	18.018490	21.745903	20.69%	0
2018	20.819856	18.018490	-13.46%	0
2017	18.382845	20.819856	13.26%	0
2016	17.537351	18.382845	4.82%	0
2015	18.270864	17.537351	-4.01%	0
2014	16.973632	18.270864	7.64%	0
2013	13.362736	16.973632	27.02%	0
2012	12.048420	13.362736	10.91%	788
2011	12.898754	12.048420	-6.59%	768
2010	11.310153	12.898754	14.05%	1,474
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.177198	17.496379	23.41%	2,692
2018	15.436188	14.177198	-8.16%	3,823
2017	12.648409	15.436188	22.04%	3,823
2016	13.310306	12.648409	-4.97%	5,120
2015	13.136129	13.310306	1.33%	5,120
2014	13.277427	13.136129	-1.06%	5,204
2013	11.363496	13.277427	16.84%	5,208
2012	9.822684	11.363496	15.69%	5,537
2011	10.814661	9.822684	-9.17%	4,828
2010	9.613581	10.814661	12.49%	15,901
1357

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.746334	8.728399	-0.21%	172
2018	8.791807	8.746334	-0.52%	172
2017	8.918488	8.791807	-1.42%	172
2016	9.088324	8.918488	-1.87%	172
2015	9.271947	9.088324	-1.98%	172
2014	9.459276	9.271947	-1.98%	621
2013	9.650397	9.459276	-1.98%	644
2012	9.845910	9.650397	-1.99%	1,978
2011	10.044282	9.845910	-1.97%	15,182
2010	10.241559	10.044282	-1.93%	12,800
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.357832	27.250016	33.86%	967
2018	20.311909	20.357832	0.23%	1,608
2017	16.023778	20.311909	26.76%	1,620
2016	16.152140	16.023778	-0.79%	1,964
2015	15.379274	16.152140	5.03%	2,563
2014	14.035360	15.379274	9.58%	2,916
2013	10.495225	14.035360	33.73%	2,936
2012	9.499272	10.495225	10.48%	4,512
2011	9.491183	9.499272	0.09%	4,700
2010	8.602513	9.491183	10.33%	11,374
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	24.255630	26.431151	8.97%	601
2018	25.288215	24.255630	-4.08%	1,822
2017	24.187426	25.288215	4.55%	4,748
2016	21.241296	24.187426	13.87%	5,172
2015	23.182900	21.241296	-8.38%	5,174
2014	23.213835	23.182900	-0.13%	5,177
2013	21.436757	23.213835	8.29%	5,179
2012	18.438156	21.436757	16.26%	4,680
2011	17.873372	18.438156	3.16%	1,376
2010	15.878586	17.873372	12.56%	1,385
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	16.005886	18.618262	16.32%	0
2018	19.874879	16.005886	-19.47%	299
2017	16.466293	19.874879	20.70%	299
2016	16.621350	16.466293	-0.93%	299
2015	17.121138	16.621350	-2.92%	299
2014	17.222028	17.121138	-0.59%	299
2013	14.068476	17.222028	22.42%	299
2012	12.667959	14.068476	11.06%	299
2011	15.010426	12.667959	-15.61%	299
2010	13.424474	15.010426	11.81%	1,169
1358

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.544944	9.749630	2.14%	0
2018	9.665343	9.544944	-1.25%	0
2017	9.725697	9.665343	-0.62%	0
2016	9.734697	9.725697	-0.09%	0
2015	9.847507	9.734697	-1.15%	0
2014	9.951446	9.847507	-1.04%	0
2013	10.209441	9.951446	-2.53%	1,552
2012	10.078495	10.209441	1.30%	1,138
2011*	10.000000	10.078495	0.78%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.211526	35.433415	35.18%	364
2018	26.765173	26.211526	-2.07%	463
2017	21.521275	26.765173	24.37%	463
2016	20.693732	21.521275	4.00%	761
2015	22.411538	20.693732	-7.66%	761
2014	21.200552	22.411538	5.71%	761
2013	16.648732	21.200552	27.34%	761
2012	14.960619	16.648732	11.28%	1,129
2011	15.351290	14.960619	-2.54%	1,181
2010	11.906778	15.351290	28.93%	4,336
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.548334	8.096900	7.27%	852
2018	10.034566	7.548334	-24.78%	852
2017	9.943586	10.034566	0.91%	852
2016	8.194770	9.943586	21.34%	852
2015	10.775427	8.194770	-23.95%	852
2014	12.643889	10.775427	-14.78%	852
2013	11.968240	12.643889	5.65%	852
2012	11.987272	11.968240	-0.16%	1,149
2011	15.570998	11.987272	-23.02%	468
2010	13.572428	15.570998	14.73%	6,751
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	27.623724	40.467558	46.50%	440
2018	29.748183	27.623724	-7.14%	667
2017	22.974575	29.748183	29.48%	684
2016	23.086140	22.974575	-0.48%	1,949
2015	24.255843	23.086140	-4.82%	2,163
2014	24.050908	24.255843	0.85%	2,245
2013	15.692702	24.050908	53.26%	2,249
2012	12.527251	15.692702	25.27%	4,911
2011	13.564820	12.527251	-7.65%	5,397
2010	12.275833	13.564820	10.50%	5,505
1359

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.233535	24.672764	21.94%	0
2018	21.867560	20.233535	-7.47%	0
2017	21.172107	21.867560	3.28%	0
2016	20.718912	21.172107	2.19%	0
2015	20.176536	20.718912	2.69%	0
2014	15.816643	20.176536	27.57%	0
2013	15.959095	15.816643	-0.89%	0
2012	13.834396	15.959095	15.36%	0
2011	13.442802	13.834396	2.91%	0
2010	10.673791	13.442802	25.94%	250
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	21.729099	26.474940	21.84%	0
2018	24.773291	21.729099	-12.29%	0
2017	22.226548	24.773291	11.46%	0
2016	17.597016	22.226548	26.31%	0
2015	19.018464	17.597016	-7.47%	0
2014	18.129111	19.018464	4.91%	0
2013	13.853824	18.129111	30.86%	0
2012	11.916715	13.853824	16.26%	0
2011	13.942629	11.916715	-14.53%	0
2010	11.254236	13.942629	23.89%	1,941
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.074311	24.270106	20.90%	1,293
2018	21.365503	20.074311	-6.04%	1,433
2017	17.706812	21.365503	20.66%	1,478
2016	17.555434	17.706812	0.86%	1,647
2015	17.582735	17.555434	-0.16%	1,653
2014	17.660138	17.582735	-0.44%	1,741
2013	12.569905	17.660138	40.50%	1,729
2012	12.197142	12.569905	3.06%	1,814
2011	13.921802	12.197142	-12.39%	1,890
2010	11.025066	13.921802	26.27%	4,520
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	20.406652	25.264042	23.80%	1,345
2018	22.450089	20.406652	-9.10%	1,421
2017	20.362636	22.450089	10.25%	1,450
2016	18.694511	20.362636	8.92%	1,590
2015	19.853364	18.694511	-5.84%	1,864
2014	18.260151	19.853364	8.73%	1,968
2013	13.767573	18.260151	32.63%	2,076
2012	11.817860	13.767573	16.50%	5,458
2011	13.010622	11.817860	-9.17%	6,154
2010	11.183720	13.010622	16.34%	11,487
1360

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	23.380352	27.888555	19.28%	0
2018	25.245660	23.380352	-7.39%	0
2017	21.790601	25.245660	15.86%	35
2016	22.831798	21.790601	-4.56%	35
2015	25.432531	22.831798	-10.23%	35
2014	27.408051	25.432531	-7.21%	35
2013	22.361550	27.408051	22.57%	35
2012	19.157027	22.361550	16.73%	86
2011	21.075978	19.157027	-9.10%	153
2010	19.799131	21.075978	6.45%	521
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	18.156521	21.713348	19.59%	0
2018	19.159472	18.156521	-5.23%	0
2017	17.562547	19.159472	9.09%	4
2016	17.572540	17.562547	-0.06%	4
2015	17.998898	17.572540	-2.37%	4
2014	17.081693	17.998898	5.37%	4
2013	14.098128	17.081693	21.16%	4
2012	12.880995	14.098128	9.45%	11
2011	12.728245	12.880995	1.20%	20
2010	11.096099	12.728245	14.71%	20
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	18.046970	23.173029	28.40%	0
2018	19.297384	18.046970	-6.48%	0
2017	16.314235	19.297384	18.29%	4
2016	16.054596	16.314235	1.62%	4
2015	16.505183	16.054596	-2.73%	4
2014	15.363682	16.505183	7.43%	4
2013	11.748266	15.363682	30.77%	4
2012	10.113369	11.748266	16.17%	9
2011	10.155743	10.113369	-0.42%	17
2010	8.576106	10.155743	18.42%	2,031
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	13.622326	14.967978	9.88%	0
2018	14.178854	13.622326	-3.93%	0
2017	13.916092	14.178854	1.89%	14
2016	13.655686	13.916092	1.91%	14
2015	13.913567	13.655686	-1.85%	14
2014	13.614292	13.913567	2.20%	14
2013	14.195971	13.614292	-4.10%	14
2012	13.701847	14.195971	3.61%	34
2011	13.035229	13.701847	5.11%	60
2010	12.549969	13.035229	3.87%	535
1361

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.350642	6.436818	1.36%	0
2018	9.845447	6.350642	-35.50%	0
2017	11.505769	9.845447	-14.43%	0
2016	8.729727	11.505769	31.80%	0
2015	11.447674	8.729727	-23.74%	356
2014	13.067622	11.447674	-12.40%	356
2013	10.442466	13.067622	25.14%	356
2012	10.516905	10.442466	-0.71%	356
2011	11.808903	10.516905	-10.94%	356
2010	9.885373	11.808903	19.46%	356
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	9.978185	10.694301	7.18%	0
2018	10.206252	9.978185	-2.23%	0
2017	9.992785	10.206252	2.14%	0
2016	9.530675	9.992785	4.85%	0
2015	9.995529	9.530675	-4.65%	0
2014	10.185969	9.995529	-1.87%	0
2013	10.220863	10.185969	-0.34%	0
2012	9.806641	10.220863	4.22%	0
2011*	10.000000	9.806641	-1.93%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	17.884216	21.572844	20.63%	0
2018	20.675318	17.884216	-13.50%	0
2017	18.264504	20.675318	13.20%	11
2016	17.433328	18.264504	4.77%	11
2015	18.171755	17.433328	-4.06%	11
2014	16.890180	18.171755	7.59%	11
2013	13.303814	16.890180	26.96%	11
2012	12.001431	13.303814	10.85%	26
2011	12.855002	12.001431	-6.64%	46
2010	11.277529	12.855002	13.99%	46
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	13.901679	17.147603	23.35%	0
2018	15.143979	13.901679	-8.20%	0
2017	12.415277	15.143979	21.98%	5
2016	13.071629	12.415277	-5.02%	5
2015	12.907155	13.071629	1.27%	5
2014	13.052642	12.907155	-1.11%	5
2013	11.176813	13.052642	16.78%	5
2012	9.666256	11.176813	15.63%	13
2011	10.647866	9.666256	-9.22%	23
2010	9.470136	10.647866	12.44%	23
1362

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.637043	8.614926	-0.26%	0
2018	8.686416	8.637043	-0.57%	0
2017	8.816066	8.686416	-1.47%	0
2016	8.988530	8.816066	-1.92%	0
2015	9.174825	8.988530	-2.03%	0
2014	9.364966	9.174825	-2.03%	0
2013	9.559055	9.364966	-2.03%	0
2012	9.757713	9.559055	-2.04%	0
2011	9.959375	9.757713	-2.02%	0
2010	10.160168	9.959375	-1.98%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.701879	27.696405	33.79%	0
2018	20.665772	20.701879	0.17%	0
2017	16.311221	20.665772	26.70%	0
2016	16.450263	16.311221	-0.85%	0
2015	15.671129	16.450263	4.97%	0
2014	14.309005	15.671129	9.52%	0
2013	10.705306	14.309005	33.66%	0
2012	9.694373	10.705306	10.43%	0
2011	9.691054	9.694373	0.03%	0
2010	8.788145	9.691054	10.27%	1,156
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.851710	25.977747	8.91%	0
2018	24.879867	23.851710	-4.13%	0
2017	23.808984	24.879867	4.50%	11
2016	20.919582	23.808984	13.81%	11
2015	22.843441	20.919582	-8.42%	11
2014	22.885605	22.843441	-0.18%	11
2013	21.144440	22.885605	8.23%	11
2012	18.196037	21.144440	16.20%	26
2011	17.647648	18.196037	3.11%	46
2010	15.686047	17.647648	12.51%	46
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	15.886594	18.470066	16.26%	0
2018	19.736878	15.886594	-19.51%	0
2017	16.360275	19.736878	20.64%	4
2016	16.522742	16.360275	-0.98%	4
2015	17.028260	16.522742	-2.97%	4
2014	17.137348	17.028260	-0.64%	4
2013	14.006441	17.137348	22.35%	4
2012	12.618559	14.006441	11.00%	9
2011	14.959512	12.618559	-15.65%	16
2010	13.385753	14.959512	11.76%	16
1363

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.507659	9.706598	2.09%	0
2018	9.632528	9.507659	-1.30%	0
2017	9.697611	9.632528	-0.67%	0
2016	9.711528	9.697611	-0.14%	0
2015	9.829088	9.711528	-1.20%	0
2014	9.937907	9.829088	-1.09%	0
2013	10.200763	9.937907	-2.58%	0
2012	10.075078	10.200763	1.25%	0
2011*	10.000000	10.075078	0.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	26.030492	35.170746	35.11%	0
2018	26.593956	26.030492	-2.12%	0
2017	21.394479	26.593956	24.30%	4
2016	20.582280	21.394479	3.95%	4
2015	22.302211	20.582280	-7.71%	4
2014	21.107907	22.302211	5.66%	4
2013	16.584441	21.107907	27.28%	4
2012	14.910481	16.584441	11.23%	9
2011	15.307631	14.910481	-2.59%	17
2010	11.878971	15.307631	28.86%	17
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.496138	8.036800	7.21%	0
2018	9.970310	7.496138	-24.82%	0
2017	9.884940	9.970310	0.86%	5
2016	8.150580	9.884940	21.28%	5
2015	10.722803	8.150580	-23.99%	5
2014	12.588582	10.722803	-14.82%	5
2013	11.921974	12.588582	5.59%	5
2012	11.947054	11.921974	-0.21%	12
2011	15.526678	11.947054	-23.05%	22
2010	13.540695	15.526678	14.67%	22
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	29.772288	43.592864	46.42%	0
2018	32.078454	29.772288	-7.19%	0
2017	24.786851	32.078454	29.42%	5
2016	24.919888	24.786851	-0.53%	5
2015	26.195864	24.919888	-4.87%	5
2014	25.987794	26.195864	0.80%	5
2013	16.965123	25.987794	53.18%	5
2012	13.549932	16.965123	25.20%	13
2011	14.679684	13.549932	-7.70%	23
2010	13.291544	14.679684	10.44%	23
1364

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	20.085241	24.479440	21.88%	0
2018	21.718440	20.085241	-7.52%	0
2017	21.038429	21.718440	3.23%	3
2016	20.598569	21.038429	2.14%	3
2015	20.069583	20.598569	2.64%	3
2014	15.740828	20.069583	27.50%	3
2013	15.890708	15.740828	-0.94%	3
2012	13.782165	15.890708	15.30%	7
2011	13.398864	13.782165	2.86%	12
2010	10.644315	13.398864	25.88%	12
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	21.567040	26.264074	21.78%	0
2018	24.601168	21.567040	-12.33%	0
2017	22.083354	24.601168	11.40%	4
2016	17.492545	22.083354	26.24%	4
2015	18.915207	17.492545	-7.52%	4
2014	18.039898	18.915207	4.85%	4
2013	13.792689	18.039898	30.79%	4
2012	11.870200	13.792689	16.20%	10
2011	13.895295	11.870200	-14.57%	19
2010	11.221748	13.895295	23.82%	19
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.654025	24.958242	20.84%	0
2018	21.993806	20.654025	-6.09%	0
2017	18.236786	21.993806	20.60%	4
2016	18.090074	18.236786	0.81%	4
2015	18.127462	18.090074	-0.21%	4
2014	18.216555	18.127462	-0.49%	4
2013	12.972564	18.216555	40.42%	4
2012	12.594298	12.972564	3.00%	10
2011	14.382436	12.594298	-12.43%	18
2010	11.395667	14.382436	26.21%	18
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	20.223475	25.024487	23.74%	0
2018	22.259986	20.223475	-9.15%	0
2017	20.200472	22.259986	10.20%	4
2016	18.555072	20.200472	8.87%	4
2015	19.715344	18.555072	-5.89%	4
2014	18.142465	19.715344	8.67%	4
2013	13.685820	18.142465	32.56%	4
2012	11.753689	13.685820	16.44%	11
2011	12.946587	11.753689	-9.21%	20
2010	11.134361	12.946587	16.28%	363
1365

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	23.166606	27.619477	19.22%	220
2018	25.027713	23.166606	-7.44%	219
2017	21.613485	25.027713	15.80%	212
2016	22.657757	21.613485	-4.61%	207
2015	25.251561	22.657757	-10.27%	204
2014	27.226929	25.251561	-7.26%	194
2013	22.225107	27.226929	22.51%	185
2012	19.049874	22.225107	16.67%	180
2011	20.968773	19.049874	-9.15%	176
2010	19.708466	20.968773	6.39%	174
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	17.990480	21.503806	19.53%	165
2018	18.994010	17.990480	-5.28%	165
2017	17.419738	18.994010	9.04%	161
2016	17.438525	17.419738	-0.11%	152
2015	17.870748	17.438525	-2.42%	153
2014	16.968737	17.870748	5.32%	154
2013	14.012056	16.968737	21.10%	152
2012	12.808910	14.012056	9.39%	145
2011	12.663460	12.808910	1.15%	145
2010	11.045266	12.663460	14.65%	148
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	17.881819	22.949249	28.34%	285
2018	19.130609	17.881819	-6.53%	287
2017	16.181464	19.130609	18.23%	285
2016	15.932047	16.181464	1.57%	285
2015	16.387562	15.932047	-2.78%	290
2014	15.262002	16.387562	7.37%	289
2013	11.676463	15.262002	30.71%	292
2012	10.056703	11.676463	16.11%	291
2011	10.103996	10.056703	-0.47%	296
2010	8.536775	10.103996	18.36%	303
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	13.497827	14.823601	9.82%	212
2018	14.056474	13.497827	-3.97%	212
2017	13.803002	14.056474	1.84%	212
2016	13.551610	13.803002	1.86%	212
2015	13.814571	13.551610	-1.90%	212
2014	13.524333	13.814571	2.15%	212
2013	14.109375	13.524333	-4.15%	212
2012	13.625230	14.109375	3.55%	212
2011	12.968933	13.625230	5.06%	212
2010	12.492513	12.968933	3.81%	212
1366

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.309671	6.392028	1.31%	0
2018	9.786960	6.309671	-35.53%	0
2017	11.443253	9.786960	-14.47%	1,303
2016	8.686716	11.443253	31.73%	1,303
2015	11.397094	8.686716	-23.78%	1,303
2014	13.016543	11.397094	-12.44%	1,303
2013	10.406958	13.016543	25.08%	1,303
2012	10.486508	10.406958	-0.76%	1,303
2011	11.780778	10.486508	-10.99%	1,303
2010	9.866855	11.780778	19.40%	1,303
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	9.939163	10.647041	7.12%	0
2018	10.171573	9.939163	-2.28%	0
2017	9.963903	10.171573	2.08%	0
2016	9.507976	9.963903	4.80%	0
2015	9.976816	9.507976	-4.70%	0
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
2011*	10.000000	9.803318	-1.97%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	17.750772	21.400952	20.56%	0
2018	20.531592	17.750772	-13.54%	0
2017	18.146767	20.531592	13.14%	0
2016	17.329758	18.146767	4.71%	0
2015	18.073035	17.329758	-4.11%	0
2014	16.807002	18.073035	7.53%	0
2013	13.245059	16.807002	26.89%	0
2012	11.954554	13.245059	10.80%	0
2011	12.811322	11.954554	-6.69%	0
2010	11.244951	12.811322	13.93%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	13.774535	16.982102	23.29%	0
2018	15.013186	13.774535	-8.25%	0
2017	12.314315	15.013186	21.92%	0
2016	12.971950	12.314315	-5.07%	0
2015	12.815288	12.971950	1.22%	0
2014	12.966360	12.815288	-1.17%	0
2013	11.108598	12.966360	16.72%	0
2012	9.612173	11.108598	15.57%	0
2011	10.593691	9.612173	-9.27%	0
2010	9.426769	10.593691	12.38%	0
1367

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.558033	8.531765	-0.31%	0
2018	8.611369	8.558033	-0.62%	0
2017	8.744352	8.611369	-1.52%	0
2016	8.919938	8.744352	-1.97%	0
2015	9.109457	8.919938	-2.08%	0
2014	9.302995	9.109457	-2.08%	0
2013	9.500643	9.302995	-2.08%	0
2012	9.703048	9.500643	-2.09%	0
2011	9.908625	9.703048	-2.07%	0
2010	10.113558	9.908625	-2.03%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.512500	27.429041	33.72%	130
2018	20.487246	20.512500	0.12%	135
2017	16.178543	20.487246	26.63%	143
2016	16.324765	16.178543	-0.90%	152
2015	15.559508	16.324765	4.92%	153
2014	14.214353	15.559508	9.46%	165
2013	10.639923	14.214353	33.59%	174
2012	9.640101	10.639923	10.37%	174
2011	9.641715	9.640101	-0.02%	170
2010	8.747856	9.641715	10.22%	176
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.633684	25.727155	8.86%	0
2018	24.665098	23.633684	-4.18%	0
2017	23.615463	24.665098	4.44%	0
2016	20.760110	23.615463	13.75%	0
2015	22.680875	20.760110	-8.47%	0
2014	22.734341	22.680875	-0.24%	0
2013	21.015401	22.734341	8.18%	0
2012	18.094237	21.015401	16.14%	0
2011	17.557854	18.094237	3.05%	0
2010	15.614202	17.557854	12.45%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	15.768079	18.322928	16.20%	0
2018	19.599722	15.768079	-19.55%	0
2017	16.254864	19.599722	20.58%	0
2016	16.424643	16.254864	-1.03%	0
2015	16.935808	16.424643	-3.02%	0
2014	17.053015	16.935808	-0.69%	0
2013	13.944626	17.053015	22.29%	0
2012	12.569294	13.944626	10.94%	0
2011	14.908713	12.569294	-15.69%	0
2010	13.347103	14.908713	11.70%	0
1368

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.470513	9.663729	2.04%	0
2018	9.599824	9.470513	-1.35%	0
2017	9.669611	9.599824	-0.72%	0
2016	9.688421	9.669611	-0.19%	0
2015	9.810705	9.688421	-1.25%	0
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
2011*	10.000000	10.071673	0.72%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.850543	34.909787	35.04%	0
2018	26.423685	25.850543	-2.17%	0
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
2011	15.264041	14.860444	-2.64%	0
2010	11.851189	15.264041	28.80%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.444266	7.977120	7.16%	178
2018	9.906409	7.444266	-24.85%	178
2017	9.826578	9.906409	0.81%	178
2016	8.106590	9.826578	21.22%	178
2015	10.670393	8.106590	-24.03%	178
2014	12.533456	10.670393	-14.86%	178
2013	11.875846	12.533456	5.54%	178
2012	11.906926	11.875846	-0.26%	178
2011	15.482430	11.906926	-23.09%	178
2010	13.508998	15.482430	14.61%	178
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	29.500022	43.172171	46.35%	188
2018	31.801435	29.500022	-7.24%	194
2017	24.585303	31.801435	29.35%	192
2016	24.729866	24.585303	-0.58%	201
2015	26.009395	24.729866	-4.92%	199
2014	25.815993	26.009395	0.75%	199
2013	16.861571	25.815993	53.11%	199
2012	13.474122	16.861571	25.14%	207
2011	14.604998	13.474122	-7.74%	212
2010	13.230661	14.604998	10.39%	211
1369

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	19.937974	24.287548	21.82%	0
2018	21.570269	19.937974	-7.57%	0
2017	20.905527	21.570269	3.18%	0
2016	20.478861	20.905527	2.08%	0
2015	19.963140	20.478861	2.58%	0
2014	15.665326	19.963140	27.44%	0
2013	15.822571	15.665326	-0.99%	0
2012	13.730088	15.822571	15.24%	0
2011	13.355039	13.730088	2.81%	0
2010	10.614913	13.355039	25.81%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	21.406179	26.054878	21.72%	0
2018	24.430232	21.406179	-12.38%	0
2017	21.941083	24.430232	11.34%	0
2016	17.388697	21.941083	26.18%	0
2015	18.812514	17.388697	-7.57%	0
2014	17.951120	18.812514	4.80%	0
2013	13.731817	17.951120	30.73%	0
2012	11.823865	13.731817	16.14%	0
2011	13.848098	11.823865	-14.62%	0
2010	11.189342	13.848098	23.76%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.465141	24.717376	20.78%	143
2018	21.803871	20.465141	-6.14%	130
2017	18.088500	21.803871	20.54%	140
2016	17.952110	18.088500	0.76%	140
2015	17.998403	17.952110	-0.26%	135
2014	18.096112	17.998403	-0.54%	141
2013	12.893373	18.096112	40.35%	135
2012	12.523829	12.893373	2.95%	143
2011	14.309261	12.523829	-12.48%	132
2010	11.343465	14.309261	26.15%	128
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	20.041831	24.787076	23.68%	202
2018	22.071386	20.041831	-9.20%	199
2017	20.039520	22.071386	10.14%	197
2016	18.416612	20.039520	8.81%	189
2015	19.578225	18.416612	-5.93%	194
2014	18.025482	19.578225	8.61%	190
2013	13.604512	18.025482	32.50%	198
2012	11.689835	13.604512	16.38%	195
2011	12.882809	11.689835	-9.26%	205
2010	11.085160	12.882809	16.22%	195
1370

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.954621	27.352777	19.16%	0
2018	24.811434	22.954621	-7.48%	0
2017	21.437625	24.811434	15.74%	0
2016	22.484851	21.437625	-4.66%	0
2015	25.071679	22.484851	-10.32%	0
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	17.825863	21.296158	19.47%	0
2018	18.829877	17.825863	-5.33%	0
2017	17.278008	18.829877	8.98%	0
2016	17.305458	17.278008	-0.16%	292
2015	17.743451	17.305458	-2.47%	292
2014	16.856475	17.743451	5.26%	292
2013	13.926454	16.856475	21.04%	292
2012	12.737182	13.926454	9.34%	292
2011	12.598963	12.737182	1.10%	292
2010	10.994615	12.598963	14.59%	292
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	17.718218	22.727669	28.27%	0
2018	18.965318	17.718218	-6.58%	0
2017	16.049815	18.965318	18.17%	0
2016	15.810475	16.049815	1.51%	0
2015	16.270814	15.810475	-2.83%	0
2014	15.161002	16.270814	7.32%	0
2013	11.605121	15.161002	30.64%	0
2012	10.000370	11.605121	16.05%	0
2011	10.052514	10.000370	-0.52%	0
2010	8.497606	10.052514	18.30%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	13.374333	14.680484	9.77%	0
2018	13.935033	13.374333	-4.02%	0
2017	13.690725	13.935033	1.78%	0
2016	13.448225	13.690725	1.80%	1,728
2015	13.716188	13.448225	-1.95%	1,728
2014	13.434862	13.716188	2.09%	1,728
2013	14.023198	13.434862	-4.20%	1,728
2012	13.548954	14.023198	3.50%	1,728
2011	12.902902	13.548954	5.01%	1,728
2010	12.435252	12.902902	3.76%	1,728
1371

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.268925	6.347511	1.25%	0
2018	9.728764	6.268925	-35.56%	0
2017	11.381003	9.728764	-14.52%	0
2016	8.643868	11.381003	31.67%	0
2015	11.346685	8.643868	-23.82%	0
2014	12.965608	11.346685	-12.49%	0
2013	10.371526	12.965608	25.01%	0
2012	10.456168	10.371526	-0.81%	0
2011	11.752698	10.456168	-11.03%	0
2010	9.848365	11.752698	19.34%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	9.900327	10.600018	7.07%	0
2018	10.137029	9.900327	-2.34%	0
2017	9.935130	10.137029	2.03%	0
2016	9.485350	9.935130	4.74%	0
2015	9.958172	9.485350	-4.75%	0
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
2012	9.799999	10.203491	4.12%	0
2011*	10.000000	9.799999	-2.00%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	17.618320	21.230415	20.50%	0
2018	20.388883	17.618320	-13.59%	0
2017	18.029825	20.388883	13.08%	0
2016	17.226864	18.029825	4.66%	0
2015	17.974907	17.226864	-4.16%	0
2014	16.724295	17.974907	7.48%	0
2013	13.186608	16.724295	26.83%	0
2012	11.907882	13.186608	10.74%	0
2011	12.767814	11.907882	-6.74%	0
2010	11.212483	12.767814	13.87%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	13.648453	16.818080	23.22%	0
2018	14.883411	13.648453	-8.30%	0
2017	12.214090	14.883411	21.85%	0
2016	12.872921	12.214090	-5.12%	0
2015	12.723946	12.872921	1.17%	0
2014	12.880518	12.723946	-1.22%	0
2013	11.040699	12.880518	16.66%	0
2012	9.558309	11.040699	15.51%	0
2011	10.539700	9.558309	-9.31%	0
2010	9.383513	10.539700	12.32%	0
1372

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.479663	8.449313	-0.36%	0
2018	8.536890	8.479663	-0.67%	0
2017	8.673140	8.536890	-1.57%	0
2016	8.851819	8.673140	-2.02%	0
2015	9.044508	8.851819	-2.13%	0
2014	9.241381	9.044508	-2.13%	0
2013	9.442550	9.241381	-2.13%	0
2012	9.648665	9.442550	-2.14%	0
2011	9.858110	9.648665	-2.12%	0
2010	10.067138	9.858110	-2.08%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.324839	27.164235	33.65%	0
2018	20.310257	20.324839	0.07%	0
2017	16.046933	20.310257	26.57%	0
2016	16.200216	16.046933	-0.95%	490
2015	15.448695	16.200216	4.86%	490
2014	14.120323	15.448695	9.41%	490
2013	10.574926	14.120323	33.53%	490
2012	9.586113	10.574926	10.32%	490
2011	9.592601	9.586113	-0.07%	490
2010	8.707741	9.592601	10.16%	490
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.417458	25.478756	8.80%	0
2018	24.451990	23.417458	-4.23%	0
2017	23.423352	24.451990	4.39%	0
2016	20.601719	23.423352	13.70%	0
2015	22.519344	20.601719	-8.52%	0
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
2011	17.468462	17.992951	3.00%	0
2010	15.542636	17.468462	12.39%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	15.650403	18.176900	16.14%	0
2018	19.463453	15.650403	-19.59%	0
2017	16.150067	19.463453	20.52%	0
2016	16.327068	16.150067	-1.08%	0
2015	16.843805	16.327068	-3.07%	0
2014	16.969035	16.843805	-0.74%	0
2013	13.883054	16.969035	22.23%	0
2012	12.520208	13.883054	10.89%	0
2011	14.858070	12.520208	-15.73%	0
2010	13.308554	14.858070	11.64%	0
1373

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.433503	9.621054	1.99%	0
2018	9.567221	9.433503	-1.40%	0
2017	9.641686	9.567221	-0.77%	0
2016	9.665365	9.641686	-0.24%	0
2015	9.792374	9.665365	-1.30%	0
2014	9.910901	9.792374	-1.20%	0
2013	10.183438	9.910901	-2.68%	0
2012	10.068267	10.183438	1.14%	0
2011*	10.000000	10.068267	0.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.671778	34.650679	34.98%	0
2018	26.254448	25.671778	-2.22%	0
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	0
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
2011	15.220559	14.810567	-2.69%	0
2010	11.823463	15.220559	28.73%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.392761	7.917889	7.10%	0
2018	9.842935	7.392761	-24.89%	0
2017	9.768595	9.842935	0.76%	0
2016	8.062864	9.768595	21.16%	0
2015	10.618278	8.062864	-24.07%	0
2014	12.478628	10.618278	-14.91%	0
2013	11.829931	12.478628	5.48%	0
2012	11.866962	11.829931	-0.31%	0
2011	15.438345	11.866962	-23.13%	0
2010	13.477399	15.438345	14.55%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	29.230066	42.755267	46.27%	0
2018	31.526614	29.230066	-7.28%	0
2017	24.385254	31.526614	29.29%	0
2016	24.541131	24.385254	-0.64%	185
2015	25.824086	24.541131	-4.97%	185
2014	25.645164	25.824086	0.70%	185
2013	16.758537	25.645164	53.03%	185
2012	13.398646	16.758537	25.08%	185
2011	14.530595	13.398646	-7.79%	185
2010	13.169987	14.530595	10.33%	185
1374

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	19.791653	24.096998	21.75%	0
2018	21.422994	19.791653	-7.61%	0
2017	20.773378	21.422994	3.13%	0
2016	20.359770	20.773378	2.03%	0
2015	19.857187	20.359770	2.53%	0
2014	15.590134	19.857187	27.37%	0
2013	15.754670	15.590134	-1.04%	0
2012	13.678164	15.754670	15.18%	0
2011	13.311316	13.678164	2.76%	0
2010	10.585563	13.311316	25.75%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	21.246440	25.847249	21.65%	0
2018	24.260390	21.246440	-12.42%	0
2017	21.799641	24.260390	11.29%	0
2016	17.285401	21.799641	26.12%	0
2015	18.710333	17.285401	-7.62%	0
2014	17.862748	18.710333	4.74%	0
2013	13.671184	17.862748	30.66%	0
2012	11.777691	13.671184	16.08%	0
2011	13.801069	11.777691	-14.66%	0
2010	11.157020	13.801069	23.70%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.277738	24.478525	20.72%	0
2018	21.615323	20.277738	-6.19%	0
2017	17.941216	21.615323	20.48%	0
2016	17.815024	17.941216	0.71%	0
2015	17.870086	17.815024	-0.31%	0
2014	17.976284	17.870086	-0.59%	0
2013	12.814523	17.976284	40.28%	0
2012	12.453626	12.814523	2.90%	0
2011	14.236311	12.453626	-12.52%	0
2010	11.291395	14.236311	26.08%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	19.861703	24.551743	23.61%	0
2018	21.884255	19.861703	-9.24%	0
2017	19.879732	21.884255	10.08%	0
2016	18.279084	19.879732	8.76%	278
2015	19.441960	18.279084	-5.98%	278
2014	17.909176	19.441960	8.56%	278
2013	13.523627	17.909176	32.43%	278
2012	11.626293	13.523627	16.32%	278
2011	12.819324	11.626293	-9.31%	278
2010	11.036165	12.819324	16.16%	278
1375

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.744458	27.088499	19.10%	0
2018	24.596918	22.744458	-7.53%	0
2017	21.263108	24.596918	15.68%	0
2016	22.313186	21.263108	-4.71%	0
2015	24.892989	22.313186	-10.36%	0
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	0
2010	19.528147	20.755721	6.29%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	17.662647	21.090382	19.41%	0
2018	18.667072	17.662647	-5.38%	0
2017	17.137352	18.667072	8.93%	0
2016	17.173331	17.137352	-0.21%	0
2015	17.616994	17.173331	-2.52%	0
2014	16.744895	17.616994	5.21%	0
2013	13.841344	16.744895	20.98%	0
2012	12.665821	13.841344	9.28%	0
2011	12.534763	12.665821	1.05%	0
2010	10.944176	12.534763	14.53%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	17.555974	22.508055	28.21%	0
2018	18.801331	17.555974	-6.62%	0
2017	15.919156	18.801331	18.11%	0
2016	15.689752	15.919156	1.46%	0
2015	16.154847	15.689752	-2.88%	0
2014	15.060647	16.154847	7.27%	0
2013	11.534184	15.060647	30.57%	0
2012	9.944340	11.534184	15.99%	0
2011	10.001293	9.944340	-0.57%	0
2010	8.458627	10.001293	18.24%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	13.251868	14.538631	9.71%	0
2018	13.814544	13.251868	-4.07%	0
2017	13.579263	13.814544	1.73%	0
2016	13.345540	13.579263	1.75%	0
2015	13.618419	13.345540	-2.00%	0
2014	13.345921	13.618419	2.04%	0
2013	13.937482	13.345921	-4.24%	0
2012	13.473038	13.937482	3.45%	0
2011	12.837153	13.473038	4.95%	0
2010	12.378214	12.837153	3.71%	0
1376

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.228417	6.303267	1.20%	0
2018	9.670871	6.228417	-35.60%	0
2017	11.319053	9.670871	-14.56%	0
2016	8.601201	11.319053	31.60%	0
2015	11.296466	8.601201	-23.86%	0
2014	12.914833	11.296466	-12.53%	0
2013	10.336190	12.914833	24.95%	0
2012	10.425886	10.336190	-0.86%	0
2011	11.724637	10.425886	-11.08%	0
2010	9.829873	11.724637	19.28%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	9.861624	10.553200	7.01%	0
2018	10.102591	9.861624	-2.39%	0
2017	9.906426	10.102591	1.98%	0
2016	9.462763	9.906426	4.69%	0
2015	9.939530	9.462763	-4.80%	0
2014	10.144445	9.939530	-2.02%	0
2013	10.194811	10.144445	-0.49%	0
2012	9.796679	10.194811	4.06%	0
2011*	10.000000	9.796679	-2.03%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	17.486835	21.061210	20.44%	0
2018	20.247124	17.486835	-13.63%	0
2017	17.913584	20.247124	13.03%	0
2016	17.124521	17.913584	4.61%	0
2015	17.877260	17.124521	-4.21%	0
2014	16.641942	17.877260	7.42%	0
2013	13.128381	16.641942	26.76%	0
2012	11.861377	13.128381	10.68%	0
2011	12.724442	11.861377	-6.78%	0
2010	11.180098	12.724442	13.81%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	13.523494	16.655576	23.16%	0
2018	14.754732	13.523494	-8.34%	0
2017	12.114651	14.754732	21.79%	0
2016	12.774620	12.114651	-5.17%	0
2015	12.633243	12.774620	1.12%	0
2014	12.795252	12.633243	-1.27%	0
2013	10.973210	12.795252	16.60%	0
2012	9.504762	10.973210	15.45%	0
2011	10.486009	9.504762	-9.36%	0
2010	9.340475	10.486009	12.26%	0
1377

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.401998	8.367657	-0.41%	0
2018	8.463054	8.401998	-0.72%	0
2017	8.602510	8.463054	-1.62%	0
2016	8.784204	8.602510	-2.07%	0
2015	8.980007	8.784204	-2.18%	0
2014	9.180170	8.980007	-2.18%	0
2013	9.384796	9.180170	-2.18%	0
2012	9.594563	9.384796	-2.19%	0
2011	9.807826	9.594563	-2.17%	0
2010	10.020907	9.807826	-2.13%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.138723	26.901728	33.58%	0
2018	20.134629	20.138723	0.02%	0
2017	15.916281	20.134629	26.50%	0
2016	16.076508	15.916281	-1.00%	0
2015	15.338563	16.076508	4.81%	0
2014	14.026828	15.338563	9.35%	0
2013	10.510273	14.026828	33.46%	0
2012	9.532379	10.510273	10.26%	0
2011	9.543697	9.532379	-0.12%	0
2010	8.667775	9.543697	10.11%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	23.203184	25.232725	8.75%	0
2018	24.240706	23.203184	-4.28%	0
2017	23.232785	24.240706	4.34%	0
2016	20.444514	23.232785	13.64%	0
2015	22.358932	20.444514	-8.56%	0
2014	22.434550	22.358932	-0.34%	0
2013	20.759486	22.434550	8.07%	0
2012	17.892203	20.759486	16.03%	0
2011	17.379504	17.892203	2.95%	0
2010	15.471384	17.379504	12.33%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	15.533543	18.031963	16.08%	0
2018	19.328070	15.533543	-19.63%	0
2017	16.045892	19.328070	20.45%	0
2016	16.230027	16.045892	-1.13%	0
2015	16.752256	16.230027	-3.12%	0
2014	16.885441	16.752256	-0.79%	0
2013	13.821715	16.885441	22.17%	0
2012	12.471268	13.821715	10.83%	0
2011	14.807558	12.471268	-15.78%	0
2010	13.270086	14.807558	11.59%	0
1378

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.396602	9.578515	1.94%	0
2018	9.534698	9.396602	-1.45%	0
2017	9.613808	9.534698	-0.82%	0
2016	9.642339	9.613808	-0.30%	0
2015	9.774030	9.642339	-1.35%	0
2014	9.897388	9.774030	-1.25%	0
2013	10.174764	9.897388	-2.73%	0
2012	10.064852	10.174764	1.09%	0
2011*	10.000000	10.064852	0.65%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.494176	34.393384	34.91%	0
2018	26.086219	25.494176	-2.27%	0
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
2011	15.177194	14.760832	-2.74%	0
2010	11.795797	15.177194	28.67%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.341581	7.859048	7.05%	0
2018	9.779817	7.341581	-24.93%	0
2017	9.710903	9.779817	0.71%	0
2016	8.019332	9.710903	21.09%	0
2015	10.566347	8.019332	-24.10%	0
2014	12.423957	10.566347	-14.95%	0
2013	11.784132	12.423957	5.43%	0
2012	11.827082	11.784132	-0.36%	0
2011	15.394320	11.827082	-23.17%	0
2010	13.445827	15.394320	14.49%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	28.962431	42.342166	46.20%	0
2018	31.254026	28.962431	-7.33%	0
2017	24.186716	31.254026	29.22%	0
2016	24.353731	24.186716	-0.69%	0
2015	25.640001	24.353731	-5.02%	0
2014	25.475373	25.640001	0.65%	0
2013	16.656082	25.475373	52.95%	0
2012	13.323551	16.656082	25.01%	0
2011	14.456525	13.323551	-7.84%	0
2010	13.109542	14.456525	10.27%	0
1379

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	19.646377	23.907906	21.69%	0
2018	21.276682	19.646377	-7.66%	0
2017	20.642017	21.276682	3.07%	0
2016	20.241336	20.642017	1.98%	0
2015	19.751764	20.241336	2.48%	0
2014	15.515287	19.751764	27.31%	0
2013	15.687054	15.515287	-1.09%	0
2012	13.626436	15.687054	15.12%	0
2011	13.267746	13.626436	2.70%	0
2010	10.556292	13.267746	25.69%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	21.087818	25.641161	21.59%	0
2018	24.091670	21.087818	-12.47%	0
2017	21.659071	24.091670	11.23%	0
2016	17.182692	21.659071	26.05%	0
2015	18.608664	17.182692	-7.66%	0
2014	17.774765	18.608664	4.69%	0
2013	13.610796	17.774765	30.59%	0
2012	11.731666	13.610796	16.02%	0
2011	13.754150	11.731666	-14.70%	0
2010	11.124769	13.754150	23.64%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	20.092129	24.242064	20.65%	0
2018	21.428482	20.092129	-6.24%	0
2017	17.795194	21.428482	20.42%	0
2016	17.679036	17.795194	0.66%	0
2015	17.742749	17.679036	-0.36%	0
2014	17.857316	17.742749	-0.64%	0
2013	12.736218	17.857316	40.21%	0
2012	12.383869	12.736218	2.85%	0
2011	14.163799	12.383869	-12.57%	0
2010	11.239620	14.163799	26.02%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	19.683162	24.318623	23.55%	0
2018	21.698692	19.683162	-9.29%	0
2017	19.721216	21.698692	10.03%	0
2016	18.142561	19.721216	8.70%	0
2015	19.306615	18.142561	-6.03%	0
2014	17.793592	19.306615	8.50%	0
2013	13.443207	17.793592	32.36%	0
2012	11.563082	13.443207	16.26%	0
2011	12.756128	11.563082	-9.35%	0
2010	10.987374	12.756128	16.10%	0
1380

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	22.536203	26.826758	19.04%	2,943
2018	24.384249	22.536203	-7.58%	3,044
2017	21.090001	24.384249	15.62%	4,144
2016	22.142812	21.090001	-4.75%	4,120
2015	24.715567	22.142812	-10.41%	4,086
2014	26.689945	24.715567	-7.40%	4,063
2013	21.820188	26.689945	22.32%	4,069
2012	18.731568	21.820188	16.49%	4,404
2011	20.650009	18.731568	-9.29%	658
2010	19.438614	20.650009	6.23%	423
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	17.500891	20.886559	19.35%	195
2018	18.505631	17.500891	-5.43%	340
2017	16.997804	18.505631	8.87%	343
2016	17.042183	16.997804	-0.26%	339
2015	17.491390	17.042183	-2.57%	340
2014	16.634018	17.491390	5.15%	345
2013	13.756723	16.634018	20.92%	359
2012	12.594836	13.756723	9.23%	398
2011	12.470879	12.594836	0.99%	216
2010	10.893964	12.470879	14.48%	90
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	17.395138	22.290455	28.14%	1,609
2018	18.638671	17.395138	-6.67%	1,588
2017	15.789479	18.638671	18.04%	3,170
2016	15.569887	15.789479	1.41%	3,151
2015	16.039632	15.569887	-2.93%	4,204
2014	14.960878	16.039632	7.21%	4,323
2013	11.463639	14.960878	30.51%	4,348
2012	9.888587	11.463639	15.93%	2,798
2011	9.950303	9.888587	-0.62%	9,167
2010	8.419802	9.950303	18.18%	10,791
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	13.130505	14.398120	9.65%	6,490
2018	13.695063	13.130505	-4.12%	6,500
2017	13.468683	13.695063	1.68%	6,837
2016	13.243619	13.468683	1.70%	6,747
2015	13.521327	13.243619	-2.05%	7,262
2014	13.257556	13.521327	1.99%	7,304
2013	13.852289	13.257556	-4.29%	7,287
2012	13.397555	13.852289	3.39%	10,522
2011	12.771733	13.397555	4.90%	11,034
2010	12.321425	12.771733	3.65%	10,689
1381

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	6.188165	6.259338	1.15%	0
2018	9.613334	6.188165	-35.63%	0
2017	11.257449	9.613334	-14.60%	0
2016	8.558753	11.257449	31.53%	7
2015	11.246479	8.558753	-23.90%	7
2014	12.864271	11.246479	-12.58%	7
2013	10.300988	12.864271	24.88%	7
2012	10.395700	10.300988	-0.91%	7
2011	11.696667	10.395700	-11.12%	7
2010	9.811438	11.696667	19.21%	7
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	9.823021	10.506514	6.96%	201
2018	10.068236	9.823021	-2.44%	207
2017	9.877773	10.068236	1.93%	189
2016	9.440205	9.877773	4.64%	178
2015	9.920915	9.440205	-4.85%	182
2014	10.130624	9.920915	-2.07%	182
2013	10.186127	10.130624	-0.54%	193
2012	9.793357	10.186127	4.01%	170
2011*	10.000000	9.793357	-2.07%	158
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	17.356171	20.893151	20.38%	107
2018	20.106187	17.356171	-13.68%	103
2017	17.797961	20.106187	12.97%	99
2016	17.022671	17.797961	4.55%	103
2015	17.780033	17.022671	-4.26%	106
2014	16.559904	17.780033	7.37%	108
2013	13.070341	16.559904	26.70%	126
2012	11.814994	13.070341	10.63%	129
2011	12.681155	11.814994	-6.83%	135
2010	11.147756	12.681155	13.76%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	13.399606	16.494551	23.10%	8,947
2018	14.627087	13.399606	-8.39%	9,551
2017	12.015979	14.627087	21.73%	14,678
2016	12.677053	12.015979	-5.21%	14,501
2015	12.543158	12.677053	1.07%	14,917
2014	12.710509	12.543158	-1.32%	14,871
2013	10.906103	12.710509	16.54%	14,580
2012	9.451473	10.906103	15.39%	17,379
2011	10.432544	9.451473	-9.40%	12,490
2010	9.297592	10.432544	12.21%	19,262
1382

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	8.324984	8.286718	-0.46%	3,507
2018	8.389786	8.324984	-0.77%	3,507
2017	8.532389	8.389786	-1.67%	3,870
2016	8.717040	8.532389	-2.12%	4,032
2015	8.915907	8.717040	-2.23%	6,929
2014	9.119304	8.915907	-2.23%	7,181
2013	9.327340	9.119304	-2.23%	7,135
2012	9.540718	9.327340	-2.24%	9,708
2011	9.757765	9.540718	-2.22%	19,340
2010	9.974863	9.757765	-2.18%	6,170
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	19.954174	26.641589	33.51%	2,644
2018	19.960386	19.954174	-0.03%	3,084
2017	15.786582	19.960386	26.44%	4,865
2016	15.953635	15.786582	-1.05%	4,359
2015	15.229121	15.953635	4.76%	5,373
2014	13.933877	15.229121	9.30%	5,488
2013	10.445968	13.933877	33.39%	6,619
2012	9.478924	10.445968	10.20%	6,778
2011	9.495033	9.478924	-0.17%	7,357
2010	8.627981	9.495033	10.05%	7,475
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	22.990562	24.988732	8.69%	109
2018	24.030933	22.990562	-4.33%	261
2017	23.043487	24.030933	4.29%	2,601
2016	20.288275	23.043487	13.58%	2,601
2015	22.199414	20.288275	-8.61%	2,603
2014	22.285889	22.199414	-0.39%	2,604
2013	20.632462	22.285889	8.01%	2,612
2012	17.791844	20.632462	15.97%	239
2011	17.290848	17.791844	2.90%	115
2010	15.400340	17.290848	12.28%	25
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	15.417523	17.888128	16.02%	0
2018	19.193587	15.417523	-19.67%	0
2017	15.942370	19.193587	20.39%	0
2016	16.133551	15.942370	-1.18%	0
2015	16.661190	16.133551	-3.17%	0
2014	16.802238	16.661190	-0.84%	0
2013	13.760642	16.802238	22.10%	0
2012	12.422530	13.760642	10.77%	204
2011	14.757217	12.422530	-15.82%	0
2010	13.231719	14.757217	11.53%	0
1383

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	9.359860	9.536185	1.88%	0
2018	9.502301	9.359860	-1.50%	0
2017	9.586026	9.502301	-0.87%	0
2016	9.619372	9.586026	-0.35%	0
2015	9.755735	9.619372	-1.40%	0
2014	9.883915	9.755735	-1.30%	0
2013	10.166111	9.883915	-2.78%	0
2012	10.061450	10.166111	1.04%	0
2011*	10.000000	10.061450	0.61%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	25.317648	34.137762	34.84%	1,001
2018	25.918927	25.317648	-2.32%	1,083
2017	20.893940	25.918927	24.05%	2,100
2016	20.141763	20.893940	3.73%	2,081
2015	21.869565	20.141763	-7.90%	2,065
2014	20.740785	21.869565	5.44%	2,055
2013	16.329317	20.740785	27.02%	2,043
2012	14.711220	16.329317	11.00%	2,091
2011	15.133917	14.711220	-2.79%	2,388
2010	11.768157	15.133917	28.60%	2,548
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	7.290735	7.800633	6.99%	1,982
2018	9.717090	7.290735	-24.97%	1,982
2017	9.653535	9.717090	0.66%	2,301
2016	7.976023	9.653535	21.03%	2,424
2015	10.514668	7.976023	-24.14%	2,346
2014	12.369531	10.514668	-15.00%	2,287
2013	11.738507	12.369531	5.38%	2,243
2012	11.787333	11.738507	-0.41%	4,611
2011	15.350413	11.787333	-23.21%	1,793
2010	13.414330	15.350413	14.43%	6,579
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	28.697136	41.932873	46.12%	176
2018	30.983676	28.697136	-7.38%	179
2017	23.989715	30.983676	29.15%	342
2016	24.167692	23.989715	-0.74%	352
2015	25.457158	24.167692	-5.07%	334
2014	25.306636	25.457158	0.59%	324
2013	16.554212	25.306636	52.87%	348
2012	13.248851	16.554212	24.95%	214
2011	14.382819	13.248851	-7.88%	208
2010	13.049364	14.382819	10.22%	212
1384

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	19.502121	23.720230	21.63%	330
2018	21.131325	19.502121	-7.71%	330
2017	20.511444	21.131325	3.02%	516
2016	20.123540	20.511444	1.93%	653
2015	19.646864	20.123540	2.43%	653
2014	15.440774	19.646864	27.24%	653
2013	15.619707	15.440774	-1.15%	653
2012	13.574893	15.619707	15.06%	496
2011	13.224301	13.574893	2.65%	333
2010	10.527099	13.224301	25.62%	333
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	20.930295	25.436622	21.53%	0
2018	23.924018	20.930295	-12.51%	0
2017	21.519315	23.924018	11.17%	193
2016	17.080528	21.519315	25.99%	193
2015	18.507487	17.080528	-7.71%	193
2014	17.687163	18.507487	4.64%	193
2013	13.550643	17.687163	30.53%	193
2012	11.685801	13.550643	15.96%	0
2011	13.707370	11.685801	-14.75%	0
2010	11.092603	13.707370	23.57%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	19.907975	24.007590	20.59%	1,563
2018	21.243015	19.907975	-6.28%	1,693
2017	17.650180	21.243015	20.36%	2,973
2016	17.543913	17.650180	0.61%	2,962
2015	17.616142	17.543913	-0.41%	2,919
2014	17.738971	17.616142	-0.69%	2,894
2013	12.658275	17.738971	40.14%	2,888
2012	12.314373	12.658275	2.79%	3,151
2011	14.091499	12.314373	-12.61%	3,211
2010	11.187960	14.091499	25.95%	3,215
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	19.506115	24.087560	23.49%	1,750
2018	21.514571	19.506115	-9.34%	1,745
2017	19.563841	21.514571	9.97%	2,599
2016	18.006969	19.563841	8.65%	2,655
2015	19.172131	18.006969	-6.08%	2,922
2014	17.678693	19.172131	8.45%	2,942
2013	13.363235	17.678693	32.29%	2,924
2012	11.500180	13.363235	16.20%	2,949
2011	12.693216	11.500180	-9.40%	3,033
2010	10.938767	12.693216	16.04%	2,861
1385

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	17.231594	20.155570	16.97%	0
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	14.084259	16.516698	17.27%	0
2018	15.158011	14.084259	-7.08%	0
2017	14.168566	15.158011	6.98%	0
2016	14.456315	14.168566	-1.99%	0
2015	15.100045	14.456315	-4.26%	0
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	17.993198	22.655892	25.91%	0
2018	19.622825	17.993198	-8.30%	0
2017	16.916403	19.622825	16.00%	0
2016	16.975606	16.916403	-0.35%	0
2015	17.797396	16.975606	-4.62%	0
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	8.934709	9.626924	7.75%	0
2018	9.484724	8.934709	-5.80%	0
2017	9.492552	9.484724	-0.08%	0
2016	9.498649	9.492552	-0.06%	0
2015	9.869482	9.498649	-3.76%	0
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
1386

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	4.953899	4.923785	-0.61%	0
2018	7.833153	4.953899	-36.76%	0
2017	9.334782	7.833153	-16.09%	0
2016	7.222352	9.334782	29.25%	0
2015	9.658767	7.222352	-25.22%	0
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	13.447464	15.906455	18.29%	0
2018	15.855699	13.447464	-15.19%	0
2017	14.283026	15.855699	11.01%	0
2016	13.901942	14.283026	2.74%	0
2015	14.777529	13.901942	-5.93%	0
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.045373	16.988868	20.96%	0
2018	15.605082	14.045373	-9.99%	0
2017	13.045455	15.605082	19.62%	0
2016	14.006124	13.045455	-6.86%	0
2015	14.103530	14.006124	-0.69%	0
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	6.677062	6.530781	-2.19%	0
2018	6.848796	6.677062	-2.51%	0
2017	7.088147	6.848796	-3.38%	0
2016	7.369362	7.088147	-3.82%	0
2015	7.670889	7.369362	-3.93%	0
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
1387

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.458737	26.840364	31.19%	0
2018	20.829497	20.458737	-1.78%	0
2017	16.764437	20.829497	24.25%	0
2016	17.240887	16.764437	-2.76%	0
2015	16.749207	17.240887	2.94%	0
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	11.441778	13.044457	14.01%	0
2018	14.497939	11.441778	-21.08%	0
2017	12.254524	14.497939	18.31%	0
2016	12.620368	12.254524	-2.90%	0
2015	13.263914	12.620368	-4.85%	0
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	19.948938	26.431058	32.49%	0
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
1388

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	5.743696	6.038560	5.13%	0
2018	7.791616	5.743696	-26.28%	0
2017	7.877247	7.791616	-1.09%	0
2016	6.623307	7.877247	18.93%	0
2015	8.886289	6.623307	-25.47%	0
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	26.075431	37.439731	43.58%	0
2018	28.654477	26.075431	-9.00%	0
2017	22.577478	28.654477	26.92%	0
2016	23.146482	22.577478	-2.46%	0
2015	24.813186	23.146482	-6.72%	0
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	14.196191	16.966455	19.51%	0
2018	15.656138	14.196191	-9.33%	0
2017	15.464983	15.656138	1.24%	0
2016	15.440048	15.464983	0.16%	0
2015	15.341040	15.440048	0.65%	0
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	16.349804	19.524417	19.42%	0
2018	19.021330	16.349804	-14.04%	0
2017	17.411350	19.021330	9.25%	0
2016	14.063700	17.411350	23.80%	0
2015	15.508486	14.063700	-9.32%	0
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
1389

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	15.615985	18.504196	18.50%	0
2018	16.960051	15.615985	-7.92%	0
2017	14.340158	16.960051	18.27%	0
2016	14.505385	14.340158	-1.14%	0
2015	14.822951	14.505385	-2.14%	0
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	13.970554	16.951912	21.34%	0
2018	15.683417	13.970554	-10.92%	0
2017	14.512952	15.683417	8.06%	0
2016	13.593812	14.512952	6.76%	0
2015	14.729701	13.593812	-7.71%	0
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
1390

NATIONWIDE
VARIABLE
ACCOUNT-9

Annual Report
to
Contract Owners
December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)(1)
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)(1)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

2

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)(1)
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

3

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)(1)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

4

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

5

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from October 9, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from May 24, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from May 22, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

6

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 7, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from August 15, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from June 13, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation)

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation)

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

7

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
ALVGIB	21,081	$596,439	$627,361	$24	$627,385	$-	$627,385	$614,859	$12,526	$627,385
ALVIVB	614	8,447	8,743	-	8,743	1	8,742	8,742	-	8,742
ALVPGB	19,488	974,238	1,116,292	-	1,116,292	49	1,116,243	1,116,243	-	1,116,243
ALVDAB	33,650	405,988	449,564	-	449,564	23	449,541	449,541	-	449,541
ALVSVB	255,999	4,822,592	4,536,310	-	4,536,310	1,139	4,535,171	4,018,110	517,061	4,535,171
ACVIG	4,922,022	41,188,427	49,318,664	-	49,318,664	219	49,318,445	49,018,042	300,403	49,318,445
ACVIG2	69,321	620,793	695,293	269	695,562	-	695,562	690,830	4,732	695,562
ACVIP2	1,909,356	20,289,507	19,589,995	62	19,590,057	-	19,590,057	18,718,154	871,903	19,590,057
ACVI	119,899	1,167,038	1,378,838	6,566	1,385,404	-	1,385,404	1,373,477	11,927	1,385,404
ACVMV1	776,975	15,245,343	16,067,834	-	16,067,834	254	16,067,580	16,058,010	9,570	16,067,580
ACVMV2	28,963	538,146	599,526	-	599,526	1,700	597,826	-	597,826	597,826
ACVU1	1,752	24,409	36,674	76	36,750	-	36,750	36,750	-	36,750
ACVV	134,834	1,214,495	1,580,260	27,364	1,607,624	-	1,607,624	1,580,331	27,293	1,607,624
BRVED3	419,978	4,916,070	4,989,339	-	4,989,339	84	4,989,255	4,989,255	-	4,989,255
BRVHY3	560,286	4,074,605	4,157,324	16,482	4,173,806	-	4,173,806	4,173,806	-	4,173,806
BRVTR3	186,633	2,207,581	2,252,661	4,141	2,256,802	-	2,256,802	2,256,802	-	2,256,802
MLVGA3	1,617,730	22,802,407	23,424,736	-	23,424,736	275	23,424,461	23,316,567	107,894	23,424,461
DVMCSS	81,932	1,696,250	1,518,205	-	1,518,205	55	1,518,150	1,518,150	-	1,518,150
DVSCS	1,160,573	20,371,091	22,120,530	7,024	22,127,554	-	22,127,554	21,786,794	340,760	22,127,554
DSIF	5,027,664	185,702,716	301,408,468	-	301,408,468	25,315	301,383,153	298,318,773	3,064,380	301,383,153
DSRG	927,807	32,918,615	36,462,799	-	36,462,799	271	36,462,528	36,386,965	75,563	36,462,528
DSRGS	818	28,912	31,671	-	31,671	26	31,645	31,645	-	31,645
DCAP	1,108,213	44,741,709	47,387,172	-	47,387,172	4,894	47,382,278	46,836,385	545,893	47,382,278
DCAPS	15,733	630,675	665,342	-	665,342	62	665,280	665,280	-	665,280
DSC	96	3,948	3,991	4	3,995	-	3,995	3,995	-	3,995
DVIV	99	1,027	1,191	-	1,191	10	1,181	1,181	-	1,181
CLVHY2	124,414	821,721	841,038	-	841,038	24	841,014	841,014	-	841,014
DWVSVS	86,272	3,392,619	3,283,529	-	3,283,529	95	3,283,434	3,283,434	-	3,283,434
ETVFR	867,660	8,057,713	7,939,085	-	7,939,085	214	7,938,871	7,938,871	-	7,938,871
FVU2S	7,886	83,033	88,880	-	88,880	37	88,843	88,843	-	88,843
FHIBS	156,300	1,033,764	1,014,385	42	1,014,427	-	1,014,427	1,012,847	1,580	1,014,427
FQB	4,190,969	46,679,434	47,399,863	41,373	47,441,236	-	47,441,236	46,926,959	514,277	47,441,236
FQBS	151,005	1,676,175	1,703,339	169	1,703,508	-	1,703,508	1,698,062	5,446	1,703,508
FEMS2	45,373	535,006	575,787	-	575,787	31	575,756	575,756	-	575,756
FC2	9,299	316,766	335,694	-	335,694	4	335,690	335,690	-	335,690
FVSS2	19,764	247,471	265,435	-	265,435	36	265,399	265,399	-	265,399
FB2	415,509	7,368,882	7,902,985	-	7,902,985	72	7,902,913	7,902,913	-	7,902,913
FCS	377,954	10,719,099	13,969,191	27,983	13,997,174	-	13,997,174	13,969,438	27,736	13,997,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
FNRS2	393,902	7,123,072	6,239,409	4,294	6,243,703	-	6,243,703	6,196,120	47,583	6,243,703
FEIS	6,924,073	144,429,212	163,615,846	139,566	163,755,412	-	163,755,412	161,728,813	2,026,599	163,755,412
FEI2	117,723	2,496,885	2,719,391	-	2,719,391	20	2,719,371	2,717,916	1,455	2,719,371
FF10S	682,636	8,644,268	9,147,327	-	9,147,327	79	9,147,248	9,147,248	-	9,147,248
FF10S2	2,155	26,265	28,704	22,811	51,515	-	51,515	-	51,515	51,515
FF20S	860,843	11,178,963	12,017,361	-	12,017,361	119	12,017,242	12,017,242	-	12,017,242
FF20S2	8,628	93,814	120,095	2	120,097	-	120,097	-	120,097	120,097
FF30S	543,945	7,525,936	8,295,157	-	8,295,157	233	8,294,924	8,283,984	10,940	8,294,924
FF30S2	13,474	157,135	204,676	4	204,680	-	204,680	-	204,680	204,680
FGI2	41,197	847,156	889,025	-	889,025	19	889,006	889,006	-	889,006
FGOS	30,586	940,493	1,491,700	953	1,492,653	-	1,492,653	1,492,653	-	1,492,653
FGS	2,244,149	121,769,575	176,614,518	8,996	176,623,514	-	176,623,514	175,722,429	901,085	176,623,514
FG2	32,952	1,963,204	2,551,452	-	2,551,452	32	2,551,420	2,549,763	1,657	2,551,420
FHIS	7,727,675	41,350,740	41,574,889	17,515	41,592,404	-	41,592,404	41,359,444	232,960	41,592,404
FIGBS	2,499,332	32,021,634	32,541,303	19,261	32,560,564	-	32,560,564	31,766,102	794,462	32,560,564
FMCS	607,303	20,056,829	19,791,998	-	19,791,998	128	19,791,870	19,738,564	53,306	19,791,870
FMC2	106,103	3,416,442	3,368,758	12,807	3,381,565	-	3,381,565	2,386,621	994,944	3,381,565
FOS	1,071,999	21,762,992	24,688,129	2,021	24,690,150	-	24,690,150	24,397,326	292,824	24,690,150
FO2	46,285	943,741	1,059,922	25	1,059,947	-	1,059,947	1,057,381	2,566	1,059,947
FVSS	555,712	7,545,750	7,374,293	1,555	7,375,848	-	7,375,848	7,240,770	135,078	7,375,848
FRESS2	41,614	796,820	809,387	-	809,387	22	809,365	809,365	-	809,365
FTVIS2	2,093,731	32,644,246	33,311,253	39,218	33,350,471	-	33,350,471	32,786,655	563,816	33,350,471
FTVRD2	20,861	527,662	563,025	546	563,571	-	563,571	-	563,571	563,571
FTVSV2	497,356	8,137,519	7,485,208	7,276	7,492,484	-	7,492,484	7,200,042	292,442	7,492,484
FTVDM2	369,307	3,541,981	3,955,277	1,357	3,956,634	-	3,956,634	3,855,684	100,950	3,956,634
TIF2	254,842	3,777,765	3,549,942	1,377	3,551,319	-	3,551,319	3,407,816	143,503	3,551,319
FTVGI2	1,135,311	19,673,763	18,130,920	-	18,130,920	8	18,130,912	18,021,033	109,879	18,130,912
FTVFA2	535,252	3,673,092	3,645,063	-	3,645,063	71	3,644,992	3,618,903	26,089	3,644,992
GVMSAS	1,754	15,607	15,821	-	15,821	5	15,816	15,816	-	15,816
GVGMNS	10,047	118,792	123,577	-	123,577	14	123,563	123,563	-	123,563
RVARS	22,135	530,466	534,777	-	534,777	29	534,748	534,748	-	534,748
SBLD	14,018	180,525	202,556	-	202,556	41	202,515	202,515	-	202,515
SBLJ	2,353	128,365	137,620	-	137,620	130	137,490	137,490	-	137,490
SBLN	27,970	812,540	896,452	-	896,452	169	896,283	896,283	-	896,283
SBLO	6,302	214,751	207,284	-	207,284	408	206,876	206,876	-	206,876
SBLP	11,662	345,584	331,433	-	331,433	19	331,414	331,414	-	331,414
SBLQ	13,168	567,785	545,036	-	545,036	395	544,641	544,641	-	544,641
SBLV	22,256	1,579,908	1,539,667	-	1,539,667	3	1,539,664	1,539,664	-	1,539,664

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
SBLX	2,332	81,463	80,501	-	80,501	96	80,405	80,405	-	80,405
SBLY	3,463	62,191	68,645	-	68,645	14	68,631	68,631	-	68,631
ACEG2	43,611	2,771,072	2,786,773	-	2,786,773	59	2,786,714	2,786,714	-	2,786,714
ACC2	167,270	2,654,401	2,858,652	-	2,858,652	89	2,858,563	2,839,418	19,145	2,858,563
ACEG	720	45,261	48,338	6	48,344	-	48,344	48,344	-	48,344
AVGI	56	1,873	1,941	-	1,941	6	1,935	1,935	-	1,935
AVCE2	12,047	378,105	419,339	-	419,339	38	419,301	419,301	-	419,301
IVKEI1	23,879	423,622	418,368	-	418,368	17	418,351	418,351	-	418,351
IVHS	13,184	369,182	398,541	-	398,541	172	398,369	398,369	-	398,369
IVRE	10,610	180,131	193,313	-	193,313	152	193,161	193,161	-	193,161
IVMCC2	12,416	161,434	147,506	-	147,506	14	147,492	147,492	-	147,492
IVKMG2	241,186	1,340,515	1,280,698	-	1,280,698	55	1,280,643	1,195,778	84,865	1,280,643
OVIGS	703,141	1,760,635	1,800,041	-	1,800,041	72	1,799,969	1,799,969	-	1,799,969
OVGR	58,824	3,061,007	3,515,939	4,790	3,520,729	-	3,520,729	3,515,137	5,592	3,520,729
OVGS	2,307,597	92,295,961	98,188,249	95,636	98,283,885	-	98,283,885	97,140,212	1,143,673	98,283,885
OVGSS	19,422	612,090	814,750	-	814,750	12	814,738	803,937	10,801	814,738
OVGI	2,723,562	74,347,718	80,181,671	64,360	80,246,031	-	80,246,031	79,468,520	777,511	80,246,031
OVGIS	44,715	1,256,056	1,298,975	-	1,298,975	65	1,298,910	1,298,910	-	1,298,910
OVSC	293,581	6,842,828	6,846,305	-	6,846,305	112	6,846,193	6,836,932	9,261	6,846,193
OVSCS	4,930	115,617	112,841	-	112,841	25	112,816	-	112,816	112,816
OVAG	684,474	49,972,777	57,372,604	-	57,372,604	650	57,371,954	57,280,606	91,348	57,371,954
OVSB	655,787	3,269,207	3,259,263	-	3,259,263	79	3,259,184	3,259,184	-	3,259,184
OVSBS	195,583	1,041,868	1,003,340	2,206	1,005,546	-	1,005,546	990,289	15,257	1,005,546
WRASP	6,405,221	64,017,648	60,850,243	4,629	60,854,872	-	60,854,872	60,694,078	160,794	60,854,872
WRBP	4,330,583	35,879,368	35,598,691	1,358	35,600,049	-	35,600,049	35,530,055	69,994	35,600,049
WRBDP	6,453,504	35,381,835	36,122,197	154	36,122,351	-	36,122,351	36,090,119	32,232	36,122,351
WRCEP	6,202,766	72,994,462	78,333,489	809	78,334,298	-	78,334,298	78,202,741	131,557	78,334,298
WRDIV	1,532,573	10,758,571	9,208,003	-	9,208,003	60	9,207,943	9,207,943	-	9,207,943
WRENG	442,889	2,407,821	1,771,468	-	1,771,468	63	1,771,405	1,771,405	-	1,771,405
WRGBP	489,033	2,390,684	2,479,202	-	2,479,202	40	2,479,162	2,479,162	-	2,479,162
WRGNR	841,780	3,888,217	3,234,875	-	3,234,875	63	3,234,812	3,231,966	2,846	3,234,812
WRGP	9,204,115	97,659,262	104,250,413	255	104,250,668	-	104,250,668	104,092,542	158,126	104,250,668
WRHIP	12,981,749	46,590,911	45,031,090	1,483	45,032,573	-	45,032,573	44,830,899	201,674	45,032,573
WRIP	5,319,661	24,699,302	19,027,362	-	19,027,362	74	19,027,288	19,008,928	18,360	19,027,288
WRI2P	588,063	9,739,520	9,204,769	2,541	9,207,310	-	9,207,310	9,194,920	12,390	9,207,310
WRLTBP	678,032	3,296,678	3,355,442	-	3,355,442	47	3,355,395	3,355,395	-	3,355,395
WRMCG	1,364,022	14,623,029	17,303,704	90	17,303,794	-	17,303,794	17,295,230	8,564	17,303,794
WRMMP	13,670,186	13,670,186	13,670,186	-	13,670,186	88	13,670,098	13,622,037	48,061	13,670,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
WRRESP	637,333	4,993,423	5,129,764	24	5,129,788	-	5,129,788	5,111,620	18,168	5,129,788
WRSTP	2,088,323	48,543,678	62,263,560	3,004	62,266,564	-	62,266,564	62,188,748	77,816	62,266,564
WRSCP	4,205,063	41,579,172	36,899,427	16	36,899,443	-	36,899,443	36,873,885	25,558	36,899,443
WRSCV	373,620	5,868,061	5,123,866	-	5,123,866	78	5,123,788	5,123,788	-	5,123,788
WRVP	4,350,032	26,966,903	29,247,877	-	29,247,877	49	29,247,828	29,247,828	-	29,247,828
JPMMV1	1,323,832	14,180,067	15,634,452	-	15,634,452	232	15,634,220	15,631,782	2,438	15,634,220
JABS	1,798	53,869	74,966	1	74,967	-	74,967	-	74,967	74,967
JAFBS	173,328	2,201,749	2,251,532	-	2,251,532	63	2,251,469	2,251,469	-	2,251,469
JACAS	2,334,520	81,079,062	96,952,610	18,455	96,971,065	-	96,971,065	96,036,487	934,578	96,971,065
JAGTS	3,116,119	31,673,476	46,835,267	1,463	46,836,730	-	46,836,730	46,746,845	89,885	46,836,730
JAIGS	1,246,425	40,299,553	39,760,955	-	39,760,955	11,059	39,749,896	39,638,521	111,375	39,749,896
LZREMS	119,297	2,639,683	2,624,532	-	2,624,532	68	2,624,464	2,624,464	-	2,624,464
LOVTRC	61,410	1,038,997	1,034,763	-	1,034,763	50	1,034,713	1,034,713	-	1,034,713
M2IGSS	10,800	189,103	240,510	-	240,510	2	240,508	-	240,508	240,508
MMCGSC	70,912	609,472	650,264	-	650,264	21	650,243	650,243	-	650,243
MNDSC	173,283	3,253,000	3,122,553	-	3,122,553	123	3,122,430	3,122,430	-	3,122,430
MVFSC	1,563,398	28,966,065	32,080,933	32,082	32,113,015	-	32,113,015	31,626,952	486,063	32,113,015
MVIGSC	5,860	81,622	82,688	-	82,688	3	82,685	82,685	-	82,685
MVIVSC	704,494	16,957,185	20,761,449	-	20,761,449	1,165	20,760,284	20,716,699	43,585	20,760,284
MSGI2	169,940	1,295,927	1,369,714	-	1,369,714	44	1,369,670	1,369,670	-	1,369,670
MSVFI	512,454	5,612,373	5,795,860	-	5,795,860	86	5,795,774	5,795,774	-	5,795,774
MSVF2	51,652	534,068	582,113	2,296	584,409	-	584,409	514,640	69,769	584,409
MSEM	488,194	3,870,871	3,749,326	1,339	3,750,665	-	3,750,665	3,702,251	48,414	3,750,665
MSVMG	5,951	70,052	77,663	-	77,663	8	77,655	77,655	-	77,655
MSVRE	31,972	562,265	701,135	7,250	708,385	-	708,385	699,177	9,208	708,385
NVFIII	9	100	97	-	97	3	94	94	-	94
GBF	6,759,465	74,361,225	73,475,390	27,165	73,502,555	-	73,502,555	72,593,513	909,042	73,502,555
GBF2	103,601	1,137,012	1,120,964	123	1,121,087	-	1,121,087	1,117,303	3,784	1,121,087
MSBF	3,331,234	30,636,166	30,447,483	39,799	30,487,282	-	30,487,282	30,127,666	359,616	30,487,282
HIBF	4,413,366	28,505,029	28,731,015	24,774	28,755,789	-	28,755,789	28,321,633	434,156	28,755,789
GVABD2	829,844	9,556,600	9,800,456	686	9,801,142	-	9,801,142	9,574,291	226,851	9,801,142
NVLCP2	299,165	3,398,940	3,443,387	-	3,443,387	60	3,443,327	3,373,843	69,484	3,443,327
NVCBD1	594,881	6,521,182	6,549,641	1,455	6,551,096	-	6,551,096	6,478,987	72,109	6,551,096
NVCBD2	50,395	552,118	552,830	-	552,830	36	552,794	552,794	-	552,794
NVSTB2	496,218	5,116,026	5,096,162	1,007	5,097,169	-	5,097,169	4,979,014	118,155	5,097,169
SAM	138,270,677	138,270,677	138,270,677	-	138,270,677	111,870	138,158,807	136,512,897	1,645,910	138,158,807
NVMGA2	14,436	159,188	156,341	-	156,341	28	156,313	156,313	-	156,313
NAMGI2	13,708	153,774	162,717	-	162,717	24	162,693	162,693	-	162,693

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
NVMLG1	1,669,623	20,807,407	20,703,327	2,165	20,705,492	-	20,705,492	20,310,052	395,440	20,705,492
NVMLG2	15,649	188,499	191,546	-	191,546	5	191,541	191,541	-	191,541
NVMLV1	761,239	7,228,699	5,945,277	-	5,945,277	123	5,945,154	5,926,792	18,362	5,945,154
NVMLV2	195,561	1,845,165	1,511,688	-	1,511,688	135	1,511,553	1,257,565	253,988	1,511,553
NVMMG1	7,339,325	81,495,100	72,732,715	7,063	72,739,778	-	72,739,778	72,069,131	670,647	72,739,778
NVMMG2	587,993	6,258,809	5,427,175	-	5,427,175	38	5,427,137	5,427,137	-	5,427,137
NVMIG1	2,833,396	32,154,042	31,904,040	1,520	31,905,560	-	31,905,560	31,720,849	184,711	31,905,560
NVRE1	7,509,157	52,736,996	58,796,697	-	58,796,697	31,096	58,765,601	58,246,990	518,611	58,765,601
NVMMV2	6,268,783	62,841,539	50,401,015	-	50,401,015	2,571	50,398,444	50,239,000	159,444	50,398,444
NVNMO1	4,717,900	47,453,507	55,576,867	2,724	55,579,591	-	55,579,591	55,414,719	164,872	55,579,591
NVNMO2	29,441	325,616	341,511	-	341,511	15	341,496	341,496	-	341,496
NVNSR1	207,537	2,757,697	2,772,689	-	2,772,689	140	2,772,549	2,717,752	54,797	2,772,549
NVAMV1	6,534,506	103,570,739	100,435,351	23,342	100,458,693	-	100,458,693	99,111,280	1,347,413	100,458,693
NVAMV2	112,221	1,791,894	1,708,009	-	1,708,009	47	1,707,962	1,707,962	-	1,707,962
NVOLG1	21,911,968	389,607,437	389,156,552	98,969	389,255,521	-	389,255,521	383,823,636	5,431,885	389,255,521
NVOLG2	353,944	6,369,556	6,225,876	248	6,226,124	-	6,226,124	6,187,514	38,610	6,226,124
NVTIV3	185,852	2,089,278	1,927,281	-	1,927,281	89	1,927,192	1,890,669	36,523	1,927,192
DTRTFB	48,188	480,301	483,806	-	483,806	12	483,794	483,794	-	483,794
TRF	4,554,017	48,489,013	105,516,577	20,534	105,537,111	-	105,537,111	104,601,831	935,280	105,537,111
TRF2	14,423	206,187	332,873	-	332,873	7	332,866	332,866	-	332,866
EIF	1,031,543	16,971,745	20,527,698	12,359	20,540,057	-	20,540,057	20,097,739	442,318	20,540,057
SCGF	1,417,868	24,614,352	22,657,528	225	22,657,753	-	22,657,753	22,555,236	102,517	22,657,753
SCGF2	23,077	373,239	330,458	16	330,474	-	330,474	330,057	417	330,474
SCF	4,248,456	82,237,412	72,308,729	30,943	72,339,672	-	72,339,672	71,743,724	595,948	72,339,672
SCF2	56,057	1,055,887	877,847	-	877,847	50	877,797	877,797	-	877,797
GEM	1,033,836	11,998,635	13,905,092	20,061	13,925,153	-	13,925,153	13,823,367	101,786	13,925,153
GEM2	20,708	240,972	275,001	-	275,001	26	274,975	274,975	-	274,975
GIG	1,368,133	14,487,015	14,885,290	414	14,885,704	-	14,885,704	14,827,558	58,146	14,885,704
NVIE6	2,934	31,071	31,629	-	31,629	-	31,629	-	31,629	31,629
SCVF	8,017,331	87,429,720	67,265,405	9,064	67,274,469	-	67,274,469	66,691,422	583,047	67,274,469
SCVF2	65,614	744,139	525,567	39	525,606	-	525,606	524,688	918	525,606
GVAGG2	726,724	21,530,663	24,156,316	-	24,156,316	353	24,155,963	23,939,804	216,159	24,155,963
GVAGR2	426,319	34,349,181	37,332,750	22,796	37,355,546	-	37,355,546	36,430,891	924,655	37,355,546
GVAGI2	509,288	27,293,903	28,622,005	4,587	28,626,592	-	28,626,592	27,720,664	905,928	28,626,592
GVDIVI	577,953	5,690,605	4,554,270	-	4,554,270	191	4,554,079	4,554,079	-	4,554,079
GVDIV2	36,730	352,592	287,225	-	287,225	31	287,194	210,413	76,781	287,194
NVSIX2	365,637	3,468,181	2,950,689	-	2,950,689	114	2,950,575	2,950,575	-	2,950,575
GVIX8	416,573	3,827,598	4,228,214	-	4,228,214	77	4,228,137	4,228,137	-	4,228,137

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
MCIF	3,692,635	81,231,911	79,687,060	5,776	79,692,836	-	79,692,836	79,002,258	690,578	79,692,836
GVEX2	1,503,551	26,285,503	29,349,314	-	29,349,314	3	29,349,311	29,305,073	44,238	29,349,311
GVIDA	2,473,725	29,975,285	30,674,195	3,265	30,677,460	-	30,677,460	28,912,968	1,764,492	30,677,460
NAMAA2	88,759	994,443	1,047,357	-	1,047,357	60	1,047,297	1,047,297	-	1,047,297
GVDMA	5,801,675	66,266,224	72,578,952	30,438	72,609,390	-	72,609,390	68,018,888	4,590,502	72,609,390
GVIDM	10,993,079	122,740,098	127,519,716	23,373	127,543,089	-	127,543,089	119,301,025	8,242,064	127,543,089
GVDMC	3,067,559	33,980,620	32,761,531	243,573	33,005,104	-	33,005,104	30,944,463	2,060,641	33,005,104
GVIDC	2,202,136	22,486,690	21,977,313	28,569	22,005,882	-	22,005,882	21,486,140	519,742	22,005,882
GVAAA2	2,287,579	55,741,857	59,820,200	42,962	59,863,162	-	59,863,162	57,244,561	2,618,601	59,863,162
NVCRA2	310,401	2,959,381	3,020,203	-	3,020,203	66	3,020,137	3,020,137	-	3,020,137
NVCMA2	544,262	5,130,849	4,762,292	-	4,762,292	28	4,762,264	3,466,882	1,295,382	4,762,264
NVCCA2	475,074	5,075,031	4,741,238	-	4,741,238	40	4,741,198	4,617,692	123,506	4,741,198
NVCMD2	1,284,859	14,228,613	13,054,164	18,806	13,072,970	-	13,072,970	12,083,735	989,235	13,072,970
NVCRB2	794,609	8,772,490	8,271,879	-	8,271,879	63	8,271,816	7,966,170	305,646	8,271,816
NVCMC2	461,478	5,028,944	4,743,992	-	4,743,992	52	4,743,940	4,700,796	43,144	4,743,940
NVCCN2	754,753	7,807,581	7,683,388	8,960	7,692,348	-	7,692,348	7,392,393	299,955	7,692,348
NVDBL2	555,770	8,559,654	8,481,043	-	8,481,043	144	8,480,899	8,381,245	99,654	8,480,899
NVDCA2	107,082	1,912,946	1,868,583	-	1,868,583	34	1,868,549	1,808,711	59,838	1,868,549
NVLM2	43,294	555,131	552,859	-	552,859	39	552,820	552,820	-	552,820
NVLCA2	124,123	1,631,973	1,630,974	-	1,630,974	8	1,630,966	1,630,966	-	1,630,966
NCPG2	20,691	220,836	219,123	-	219,123	8	219,115	219,115	-	219,115
NCPGI2	29,505	305,351	310,691	-	310,691	19	310,672	310,672	-	310,672
IDPG2	49,536	543,106	569,169	-	569,169	3	569,166	569,166	-	569,166
IDPGI2	5,124	56,072	56,616	-	56,616	16	56,600	56,600	-	56,600
AMTB	981,264	10,352,752	10,371,956	2,326	10,374,282	-	10,374,282	10,106,530	267,752	10,374,282
AMCG	7,355	177,190	218,882	3,572	222,454	-	222,454	208,939	13,515	222,454
AMMCGS	44,708	1,094,226	1,213,370	644	1,214,014	-	1,214,014	1,206,237	7,777	1,214,014
AMSRS	294,669	6,319,805	7,923,638	-	7,923,638	302	7,923,336	7,889,866	33,470	7,923,336
PMVSTA	390,988	4,049,527	4,034,993	-	4,034,993	255	4,034,738	4,034,738	-	4,034,738
PMVAAD	334,811	3,480,345	3,656,135	-	3,656,135	60	3,656,075	3,656,075	-	3,656,075
PMVFAD	149,356	1,599,889	1,501,032	-	1,501,032	147	1,500,885	1,461,108	39,777	1,500,885
PMVLAD	1,766,066	18,210,594	18,013,878	11,936	18,025,814	-	18,025,814	17,914,209	111,605	18,025,814
PMVRRA	43,381	537,744	548,333	355	548,688	-	548,688	548,688	-	548,688
PMVTRA	80,118	872,071	882,902	2,384	885,286	-	885,286	885,286	-	885,286
PMVTRD	1,041,193	11,323,469	11,473,944	-	11,473,944	1,407	11,472,537	11,442,868	29,669	11,472,537
PMVEBD	101,013	1,295,401	1,332,359	-	1,332,359	224	1,332,135	1,332,135	-	1,332,135
PVEIB	626	14,754	16,838	-	16,838	3,520	13,318	-	13,318	13,318
PVTIGB	1,267	18,263	18,985	-	18,985	24	18,961	18,961	-	18,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
HVSIT	16,587	228,910	197,381	-	197,381	8	197,373	197,373	-	197,373
ROCMC	34,052	356,563	332,012	-	332,012	234	331,778	331,778	-	331,778
TRHS2	761,019	30,361,566	36,133,189	-	36,133,189	166,183	35,967,006	35,809,330	157,676	35,967,006
VWHAS	210,002	4,448,072	3,834,638	-	3,834,638	174	3,834,464	3,833,804	660	3,834,464
VWEM	913,405	12,007,616	13,828,959	-	13,828,959	706	13,828,253	13,804,224	24,029	13,828,253
VWHA	257,473	7,629,442	4,902,290	1,172	4,903,462	-	4,903,462	4,884,028	19,434	4,903,462
VYDS	202,016	2,199,800	2,488,837	-	2,488,837	30	2,488,807	2,488,807	-	2,488,807
VRVDRA	5,750	115,374	106,599	6	106,605	-	106,605	106,605	-	106,605
SVOF	6,900	155,160	184,083	1,194	185,277	-	185,277	154,073	31,204	185,277
WFVSCG	611,879	6,623,007	6,063,721	-	6,063,721	135	6,063,586	5,963,213	100,373	6,063,586
Total (unaudited)			$4,501,932,302	$1,436,799	$4,503,369,101	$373,180	$4,502,995,921	$4,440,252,535	$62,743,386	$4,502,995,921

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVGIB	ALVIVB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$72,584,963	6,129	68	-	8,697	14,344	1,007,944	12,056
Mortality and expense risk charges (note 2)	(49,625,192)	(11,371)	(115)	(18,424)	(5,781)	(62,314)	(548,648)	(12,319)
Net investment income (loss)	22,959,771	(5,242)	(47)	(18,424)	2,916	(47,970)	459,296	(263)
Realized gain (loss) on investments	94,454,822	32,163	(88)	7,348	11,585	(67,702)	4,246,610	14,814
Change in unrealized gain (loss) on investments	394,607,882	28,226	2,088	149,832	47,218	371,973	959,135	54,830
Net gain (loss) on investments	489,062,704	60,389	2,000	157,180	58,803	304,271	5,205,745	69,644
Reinvested capital gains	425,059,936	64,422	-	129,132	550	495,460	4,217,979	56,389
Net increase (decrease) in contract owners’ equity resulting from operations	$937,082,411	119,569	1,953	267,888	62,269	751,761	9,883,020	125,770

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVED3	BRVHY3
Reinvested dividends	$467,205	12,565	316,193	11,088	-	32,432	72,414	148,784
Mortality and expense risk charges (note 2)	(232,169)	(15,327)	(169,943)	(10,068)	(580)	(17,067)	(44,935)	(33,038)
Net investment income (loss)	235,036	(2,762)	146,250	1,020	(580)	15,365	27,479	115,746
Realized gain (loss) on investments	(706,709)	80,167	(28,552)	23,359	260	135,362	11,129	18,471
Change in unrealized gain (loss) on investments	1,998,503	168,425	1,921,345	50,483	5,855	107,465	530,412	177,578
Net gain (loss) on investments	1,291,794	248,592	1,892,793	73,842	6,115	242,827	541,541	196,049
Reinvested capital gains	-	75,467	1,647,495	61,258	3,403	91,035	311,080	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,526,830	321,297	3,686,538	136,120	8,938	349,227	880,100	311,795

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	BRVTR3	MLVGA3	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP
Reinvested dividends	$42,796	287,838	6,950	203,313	4,919,521	517,192	513	528,114
Mortality and expense risk charges (note 2)	(18,002)	(273,681)	(18,343)	(251,465)	(3,162,556)	(378,759)	(709)	(501,483)
Net investment income (loss)	24,794	14,157	(11,393)	(48,152)	1,756,965	138,433	(196)	26,631
Realized gain (loss) on investments	(505)	(490,664)	(88,228)	1,138,361	25,559,608	1,407,926	(3,927)	(239,907)
Change in unrealized gain (loss) on investments	84,104	3,192,007	247,640	1,206,195	32,107,843	7,061,602	12,292	8,555,369
Net gain (loss) on investments	83,599	2,701,343	159,412	2,344,556	57,667,451	8,469,528	8,365	8,315,462
Reinvested capital gains	7,730	909,176	126,035	1,940,085	14,770,335	1,144,497	1,327	5,137,299
Net increase (decrease) in contract owners’ equity resulting from operations	$116,123	3,624,676	274,054	4,236,489	74,194,751	9,752,458	9,496	13,479,392

Investment Activity:	DCAPS	DSC	DVIV	CLVHY2	DWVSVS	ETVFR	FVU2S	FHIBS
Reinvested dividends	$6,116	-	44	21,014	24,878	501,430	1,823	57,219
Mortality and expense risk charges (note 2)	(12,982)	(76)	(17)	(4,282)	(36,197)	(131,809)	(1,690)	(18,463)
Net investment income (loss)	(6,866)	(76)	27	16,732	(11,319)	369,621	133	38,756
Realized gain (loss) on investments	(5,706)	(2,448)	74	(2,050)	(71,670)	(30,281)	(173)	(9,419)
Change in unrealized gain (loss) on investments	123,213	2,353	178	37,218	558,874	397,217	14,280	80,773
Net gain (loss) on investments	117,507	(95)	252	35,168	487,204	366,936	14,107	71,354
Reinvested capital gains	79,982	3,155	-	-	256,523	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$190,623	2,984	279	51,900	732,408	736,557	14,240	110,110

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQB	FQBS	FEMS2	FC2	FVSS2	FB2	FCS	FNRS2
Reinvested dividends	$1,477,999	46,304	7,252	398	3,458	109,592	47,189	116,943
Mortality and expense risk charges (note 2)	(567,409)	(32,358)	(4,779)	(983)	(4,748)	(69,851)	(147,138)	(74,049)
Net investment income (loss)	910,590	13,946	2,473	(585)	(1,290)	39,741	(99,949)	42,894
Realized gain (loss) on investments	51,333	(7,903)	19,311	15	3,741	4,300	319,840	(285,469)
Change in unrealized gain (loss) on investments	2,967,968	114,940	58,207	18,928	40,386	937,740	1,683,501	810,297
Net gain (loss) on investments	3,019,301	107,037	77,518	18,943	44,127	942,040	2,003,341	524,828
Reinvested capital gains	1,920	66	-	-	21,357	248,871	1,491,599	4,280
Net increase (decrease) in contract owners’ equity resulting from operations	$3,931,811	121,049	79,991	18,358	64,194	1,230,652	3,394,991	572,002

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$2,984,147	50,052	177,245	524	227,004	2,070	150,145	3,373
Mortality and expense risk charges (note 2)	(1,754,552)	(50,814)	(80,638)	(647)	(129,540)	(2,228)	(85,426)	(3,364)
Net investment income (loss)	1,229,595	(762)	96,607	(123)	97,464	(158)	64,719	9
Realized gain (loss) on investments	7,584,626	50,336	62,498	844	137,585	4,835	186,786	11,967
Change in unrealized gain (loss) on investments	16,933,279	373,585	563,315	1,651	1,127,627	7,641	1,075,039	20,711
Net gain (loss) on investments	24,517,905	423,921	625,813	2,495	1,265,212	12,476	1,261,825	32,678
Reinvested capital gains	10,268,514	186,314	281,968	1,392	661,331	6,000	282,077	7,671
Net increase (decrease) in contract owners’ equity resulting from operations	$36,016,014	609,473	1,004,388	3,764	2,024,007	18,318	1,608,621	40,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2
Reinvested dividends	$24,211	739	273,045	1,311	2,110,060	828,867	153,796	22,272
Mortality and expense risk charges (note 2)	(7,467)	(15,629)	(1,831,146)	(43,155)	(454,365)	(346,366)	(220,532)	(61,785)
Net investment income (loss)	16,744	(14,890)	(1,558,101)	(41,844)	1,655,695	482,501	(66,736)	(39,513)
Realized gain (loss) on investments	(13,604)	102,818	10,521,440	148,720	(143,945)	(64,910)	(502,855)	(41,228)
Change in unrealized gain (loss) on investments	111,411	243,473	27,141,946	389,055	3,485,036	1,921,078	2,264,827	326,737
Net gain (loss) on investments	97,807	346,291	37,663,386	537,775	3,341,091	1,856,168	1,761,972	285,509
Reinvested capital gains	55,012	112,957	10,388,882	149,291	-	-	2,268,031	383,479
Net increase (decrease) in contract owners’ equity resulting from operations	$169,563	444,358	46,494,167	645,222	4,996,786	2,338,669	3,963,267	629,475

Investment Activity:	FOS	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2
Reinvested dividends	$380,999	15,083	107,804	10,919	1,808,600	6,856	72,441	34,635
Mortality and expense risk charges (note 2)	(262,065)	(18,164)	(78,579)	(7,341)	(385,720)	(8,025)	(79,157)	(40,981)
Net investment income (loss)	118,934	(3,081)	29,225	3,578	1,422,880	(1,169)	(6,716)	(6,346)
Realized gain (loss) on investments	151,770	2,678	26,298	41,818	165,143	35,280	(516,335)	72,606
Change in unrealized gain (loss) on investments	4,368,804	189,181	1,220,465	44,000	2,379,543	16,483	949,570	744,731
Net gain (loss) on investments	4,520,574	191,859	1,246,763	85,818	2,544,686	51,763	433,235	817,337
Reinvested capital gains	885,504	37,921	628,697	10,019	546,626	85,015	1,154,036	-
Net increase (decrease) in contract owners’ equity resulting from operations	$5,525,012	226,699	1,904,685	99,415	4,514,192	135,609	1,580,555	810,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	GVMSAS	GVGMNS	RVARS	SBLD	SBLJ
Reinvested dividends	$62,966	1,388,304	149,521	429	1,759	14,728	5,580	1,145
Mortality and expense risk charges (note 2)	(39,375)	(216,314)	(49,901)	(209)	(1,322)	(6,636)	(2,213)	(1,434)
Net investment income (loss)	23,591	1,171,990	99,620	220	437	8,092	3,367	(289)
Realized gain (loss) on investments	(226,252)	(507,813)	(170,490)	(76)	1,784	2,023	3,717	8,045
Change in unrealized gain (loss) on investments	540,503	(471,042)	520,375	1,288	5,684	15,423	18,183	15,024
Net gain (loss) on investments	314,251	(978,855)	349,885	1,212	7,468	17,446	21,900	23,069
Reinvested capital gains	37,584	-	275,652	-	5,145	-	11,137	12,668
Net increase (decrease) in contract owners’ equity resulting from operations	$375,426	193,135	725,157	1,432	13,050	25,538	36,404	35,448

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACEG2
Reinvested dividends	$14,094	4,145	38,547	4,097	13,700	549	1,573	-
Mortality and expense risk charges (note 2)	(9,355)	(3,026)	(5,449)	(5,735)	(17,189)	(938)	(853)	(38,743)
Net investment income (loss)	4,739	1,119	33,098	(1,638)	(3,489)	(389)	720	(38,743)
Realized gain (loss) on investments	4,875	919	(28,933)	(13,771)	(9,866)	(886)	5,404	18,882
Change in unrealized gain (loss) on investments	128,037	35,102	42,756	82,318	195,732	11,353	9,170	368,999
Net gain (loss) on investments	132,912	36,021	13,823	68,547	185,866	10,467	14,574	387,881
Reinvested capital gains	6,803	21,941	-	30,419	161,776	9,277	6,861	361,690
Net increase (decrease) in contract owners’ equity resulting from operations	$144,454	59,081	46,921	97,328	344,153	19,355	22,155	710,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS	IVRE	IVMCC2
Reinvested dividends	$45,718	-	17	691	10,267	157	9,059	305
Mortality and expense risk charges (note 2)	(50,662)	(605)	(35)	(8,152)	(4,946)	(4,134)	(2,275)	(1,670)
Net investment income (loss)	(4,944)	(605)	(18)	(7,461)	5,321	(3,977)	6,784	(1,365)
Realized gain (loss) on investments	232,170	7,143	(38)	14,438	1,655	(26,269)	4,987	(1,406)
Change in unrealized gain (loss) on investments	(8,836)	1,807	474	39,263	32,542	118,179	27,036	21,222
Net gain (loss) on investments	223,334	8,950	436	53,701	34,197	91,910	32,023	19,816
Reinvested capital gains	349,102	6,221	207	47,459	28,664	8,748	232	15,633
Net increase (decrease) in contract owners’ equity resulting from operations	$567,492	14,566	625	93,699	68,182	96,681	39,039	34,084

Investment Activity:	IVKMG2	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$-	10,868	2,063	850,463	4,783	835,673	11,646	13,545
Mortality and expense risk charges (note 2)	(16,092)	(15,687)	(37,771)	(1,080,621)	(14,214)	(861,663)	(24,817)	(76,528)
Net investment income (loss)	(16,092)	(4,819)	(35,708)	(230,158)	(9,431)	(25,990)	(13,171)	(62,983)
Realized gain (loss) on investments	9,234	3,701	237,991	(47,817)	26,420	4,000,836	(11,098)	(266,297)
Change in unrealized gain (loss) on investments	138,955	279,965	472,154	11,136,240	61,620	4,014,724	145,930	1,253,429
Net gain (loss) on investments	148,189	283,666	710,145	11,088,423	88,040	8,015,560	134,832	987,132
Reinvested capital gains	198,534	75,140	324,823	13,433,624	108,020	12,580,098	231,017	625,526
Net increase (decrease) in contract owners’ equity resulting from operations	$330,631	353,987	999,260	24,291,889	186,629	20,569,668	352,678	1,549,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	WRASP	WRBP	WRBDP	WRCEP
Reinvested dividends	$-	-	126,657	35,596	1,242,231	634,010	1,012,036	442,576
Mortality and expense risk charges (note 2)	(1,454)	(600,896)	(38,742)	(19,198)	(686,586)	(399,099)	(406,190)	(844,655)
Net investment income (loss)	(1,454)	(600,896)	87,915	16,398	555,645	234,911	605,846	(402,079)
Realized gain (loss) on investments	9,640	2,548,028	(79,696)	(9,594)	(419,925)	(1,562,500)	(248,675)	(671,642)
Change in unrealized gain (loss) on investments	6,514	7,879,175	307,456	76,406	8,958,862	5,203,882	3,439,224	13,051,806
Net gain (loss) on investments	16,154	10,427,203	227,760	66,812	8,538,937	3,641,382	3,190,549	12,380,164
Reinvested capital gains	10,356	6,970,907	-	-	2,373,167	2,856,342	-	7,798,625
Net increase (decrease) in contract owners’ equity resulting from operations	$25,056	16,797,214	315,675	83,210	11,467,749	6,732,635	3,796,395	19,776,710

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$270,216	-	96,536	32,731	-	3,089,298	123,733	141,857
Mortality and expense risk charges (note 2)	(105,150)	(20,344)	(28,921)	(38,014)	(1,121,073)	(519,370)	(212,210)	(97,440)
Net investment income (loss)	165,066	(20,344)	67,615	(5,283)	(1,121,073)	2,569,928	(88,477)	44,417
Realized gain (loss) on investments	(799,170)	(212,681)	(8,323)	(485,147)	885,665	(1,765,085)	(2,498,545)	(342,979)
Change in unrealized gain (loss) on investments	16,694	279,877	160,525	778,505	4,853,278	3,794,898	(5,870,594)	1,000,408
Net gain (loss) on investments	(782,476)	67,196	152,202	293,358	5,738,943	2,029,813	(8,369,139)	657,429
Reinvested capital gains	2,483,811	-	-	-	25,196,263	-	12,576,085	744,763
Net increase (decrease) in contract owners’ equity resulting from operations	$1,866,401	46,852	219,817	288,075	29,814,133	4,599,741	4,118,469	1,446,609

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRLTBP	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$55,532	-	244,011	88,499	-	-	-	234,714
Mortality and expense risk charges (note 2)	(38,068)	(191,038)	(144,100)	(61,981)	(659,662)	(420,890)	(57,720)	(324,689)
Net investment income (loss)	17,464	(191,038)	99,911	26,518	(659,662)	(420,890)	(57,720)	(89,975)
Realized gain (loss) on investments	(4,834)	647,689	-	(411,204)	5,531,972	959,634	(173,459)	366,883
Change in unrealized gain (loss) on investments	86,606	1,786,125	-	1,530,591	12,394,838	4,118,126	298,150	4,495,802
Net gain (loss) on investments	81,772	2,433,814	-	1,119,387	17,926,810	5,077,760	124,691	4,862,685
Reinvested capital gains	-	2,981,473	1,802	24,762	5,356,772	2,801,512	991,111	1,599,701
Net increase (decrease) in contract owners’ equity resulting from operations	$99,236	5,224,249	101,713	1,170,667	22,623,920	7,458,382	1,058,082	6,372,411

Investment Activity:	JPMMV1	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$247,749	1,177	57,304	20,089	171,431	673,788	24,495	27,030
Mortality and expense risk charges (note 2)	(173,347)	(912)	(23,370)	(1,025,554)	(470,768)	(410,123)	(28,781)	(8,454)
Net investment income (loss)	74,402	265	33,934	(1,005,465)	(299,337)	263,665	(4,286)	18,576
Realized gain (loss) on investments	366,802	3,264	(10,561)	794,457	3,338,151	(2,252,683)	(5,884)	4,578
Change in unrealized gain (loss) on investments	1,969,973	8,073	137,474	19,397,158	8,756,216	10,337,062	413,871	17,971
Net gain (loss) on investments	2,336,775	11,337	126,913	20,191,615	12,094,367	8,084,379	407,987	22,549
Reinvested capital gains	1,028,683	1,882	-	7,720,442	2,926,965	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$3,439,860	13,484	160,847	26,906,592	14,721,995	8,348,044	403,701	41,125

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIGSC	MVIVSC	MSGI2	MSVFI
Reinvested dividends	$743	-	-	588,156	538	290,803	29,037	200,964
Mortality and expense risk charges (note 2)	(2,718)	(13,398)	(34,902)	(361,808)	(350)	(231,177)	(13,759)	(57,945)
Net investment income (loss)	(1,975)	(13,398)	(34,902)	226,348	188	59,626	15,278	143,019
Realized gain (loss) on investments	1,859	29,459	(9,958)	929,348	(465)	788,314	7,969	51,036
Change in unrealized gain (loss) on investments	50,661	101,864	223,441	5,068,382	1,066	2,875,343	193,715	234,343
Net gain (loss) on investments	52,520	131,323	213,483	5,997,730	601	3,663,657	201,684	285,379
Reinvested capital gains	17,153	102,220	617,125	1,413,213	5,958	609,600	51,725	-
Net increase (decrease) in contract owners’ equity resulting from operations	$67,698	220,145	795,706	7,637,291	6,747	4,332,883	268,687	428,398

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVFIII	GBF	GBF2	MSBF
Reinvested dividends	$24,487	234,687	-	19,661	1	1,713,360	24,359	1,455,750
Mortality and expense risk charges (note 2)	(12,223)	(48,508)	(1,314)	(15,572)	(43)	(855,805)	(21,820)	(352,392)
Net investment income (loss)	12,264	186,179	(1,314)	4,089	(42)	857,555	2,539	1,103,358
Realized gain (loss) on investments	11,181	74,919	633	230,975	(766)	(1,889,563)	(11,929)	223,071
Change in unrealized gain (loss) on investments	27,685	262,746	11,463	(123,363)	(2)	4,886,976	54,239	1,029,572
Net gain (loss) on investments	38,866	337,665	12,096	107,612	(768)	2,997,413	42,310	1,252,643
Reinvested capital gains	-	-	10,718	39,080	1	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$51,130	523,844	21,500	150,781	(809)	3,854,968	44,849	2,356,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	HIBF	GVABD2	NVLCP2	NVCBD1	NVCBD2	NVSTB2	SAM	NVMGA2
Reinvested dividends	$1,603,853	178,767	99,902	189,669	14,911	118,270	2,518,058	851
Mortality and expense risk charges (note 2)	(323,988)	(110,633)	(43,087)	(64,688)	(11,022)	(60,381)	(1,597,917)	(1,808)
Net investment income (loss)	1,279,865	68,134	56,815	124,981	3,889	57,889	920,141	(957)
Realized gain (loss) on investments	(149,682)	(23,503)	(33)	18,951	414	(3,915)	-	(2,124)
Change in unrealized gain (loss) on investments	2,472,609	650,873	236,695	235,353	31,319	100,995	-	19,420
Net gain (loss) on investments	2,322,927	627,370	236,662	254,304	31,733	97,080	-	17,296
Reinvested capital gains	-	31,683	-	-	-	-	-	3,860
Net increase (decrease) in contract owners’ equity resulting from operations	$3,602,792	727,187	293,477	379,285	35,622	154,969	920,141	20,199

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$2,333	785,540	6,962	1,228,308	345,939	-	-	373,675
Mortality and expense risk charges (note 2)	(2,400)	(233,307)	(4,421)	(71,252)	(25,633)	(794,684)	(69,437)	(334,958)
Net investment income (loss)	(67)	552,233	2,541	1,157,056	320,306	(794,684)	(69,437)	38,717
Realized gain (loss) on investments	9,016	(102,007)	22,797	(292,345)	(79,759)	41,440	(137,939)	(853,021)
Change in unrealized gain (loss) on investments	26,773	2,016,272	5,366	(28,421)	(26,661)	3,635,803	396,482	7,129,906
Net gain (loss) on investments	35,789	1,914,265	28,163	(320,766)	(106,420)	3,677,243	258,543	6,276,885
Reinvested capital gains	7,494	2,578,378	24,743	478,912	119,247	18,093,717	1,375,819	1,939,825
Net increase (decrease) in contract owners’ equity resulting from operations	$43,216	5,044,876	55,447	1,315,202	333,133	20,976,276	1,564,925	8,255,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVRE1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVAMV1	NVAMV2	NVOLG1
Reinvested dividends	$962,533	1,091,523	345,853	1,787	21,571	2,571,899	40,197	6,144,763
Mortality and expense risk charges (note 2)	(649,283)	(570,364)	(599,137)	(3,590)	(30,906)	(1,103,257)	(30,420)	(4,033,122)
Net investment income (loss)	313,250	521,159	(253,284)	(1,803)	(9,335)	1,468,642	9,777	2,111,641
Realized gain (loss) on investments	(1,516,431)	(1,664,428)	2,585,932	(28,788)	(57,492)	1,318,686	12,047	11,031,448
Change in unrealized gain (loss) on investments	15,740,261	2,349,360	6,173,123	89,718	383,016	8,619,439	152,026	3,524,797
Net gain (loss) on investments	14,223,830	684,932	8,759,055	60,930	325,524	9,938,125	164,073	14,556,245
Reinvested capital gains	-	8,749,299	4,417,702	25,212	265,720	10,756,240	176,633	94,544,783
Net increase (decrease) in contract owners' equity resulting from operations	$14,537,080	9,955,390	12,923,473	84,339	581,909	22,163,007	350,483	111,212,669

Investment Activity:	NVOLG2	NVTIV3	DTRTFB	TRF	TRF2	EIF	SCGF	SCGF2
Reinvested dividends	$84,970	45,400	15,027	1,157,329	2,925	349,831	-	-
Mortality and expense risk charges (note 2)	(102,586)	(21,665)	(4,305)	(1,067,379)	(6,665)	(225,091)	(247,981)	(6,071)
Net investment income (loss)	(17,616)	23,735	10,722	89,950	(3,740)	124,740	(247,981)	(6,071)
Realized gain (loss) on investments	85,190	(26,909)	1,113	7,449,880	59,957	957,942	(572,457)	(5,556)
Change in unrealized gain (loss) on investments	158,839	37,075	5,077	12,702,048	4,881	2,649,122	1,345,295	4,885
Net gain (loss) on investments	244,029	10,166	6,190	20,151,928	64,838	3,607,064	772,838	(671)
Reinvested capital gains	1,485,323	172,011	-	4,291,262	14,496	773,628	5,674,892	89,217
Net increase (decrease) in contract owners' equity resulting from operations	$1,711,736	205,912	16,912	24,533,140	75,594	4,505,432	6,199,749	82,475

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	SCF	SCF2	GEM	GEM2	GIG	NVIE6	SCVF	SCVF2
Reinvested dividends	$50,401	-	309,650	5,868	380,016	709	700,678	4,469
Mortality and expense risk charges (note 2)	(787,768)	(16,139)	(140,778)	(5,795)	(174,643)	(445)	(753,077)	(9,703)
Net investment income (loss)	(737,367)	(16,139)	168,872	73	205,373	264	(52,399)	(5,234)
Realized gain (loss) on investments	1,848,208	(54,439)	250,462	2,181	(13,053)	(557)	411,954	(28,638)
Change in unrealized gain (loss) on investments	6,234,668	145,887	2,121,274	49,301	1,671,105	4,617	(10,690,613)	(55,342)
Net gain (loss) on investments	8,082,876	91,448	2,371,736	51,482	1,658,052	4,060	(10,278,659)	(83,980)
Reinvested capital gains	8,053,351	101,135	-	-	687,799	1,310	21,170,757	166,204
Net increase (decrease) in contract owners' equity resulting from operations	$15,398,860	176,444	2,540,608	51,555	2,551,224	5,634	10,839,699	76,990

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	GVDIVI	GVDIV2	NVSIX2	GVIX8	MCIF
Reinvested dividends	$148,419	122,918	354,014	1,008,831	63,250	26,900	122,386	1,007,820
Mortality and expense risk charges (note 2)	(257,534)	(410,626)	(304,292)	(52,121)	(4,566)	(36,800)	(45,385)	(891,832)
Net investment income (loss)	(109,115)	(287,708)	49,722	956,710	58,684	(9,900)	77,001	115,988
Realized gain (loss) on investments	572,423	2,589,188	285,598	(107,456)	(3,582)	(594,734)	34,850	3,706,452
Change in unrealized gain (loss) on investments	4,042,694	1,793,476	2,940,473	(400,239)	(29,275)	110,717	588,232	709,776
Net gain (loss) on investments	4,615,117	4,382,664	3,226,071	(507,695)	(32,857)	(484,017)	623,082	4,416,228
Reinvested capital gains	1,942,902	5,030,171	2,441,480	179,675	11,376	1,119,501	8,027	12,326,030
Net increase (decrease) in contract owners' equity resulting from operations	$6,448,904	9,125,127	5,717,273	628,690	37,203	625,584	708,110	16,858,246

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GVEX2	GVIDA	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2
Reinvested dividends	$488,589	582,223	16,683	1,440,664	2,697,140	709,424	472,001	912,720
Mortality and expense risk charges (note 2)	(276,910)	(346,140)	(9,165)	(880,333)	(1,580,360)	(413,828)	(271,227)	(667,243)
Net investment income (loss)	211,679	236,083	7,518	560,331	1,116,780	295,596	200,774	245,477
Realized gain (loss) on investments	1,501,434	841,107	7,046	2,390,659	6,534,746	400,116	(187,083)	1,290,145
Change in unrealized gain (loss) on investments	3,455,605	2,097,520	91,993	3,514,794	486,882	1,400,219	1,321,642	4,648,950
Net gain (loss) on investments	4,957,039	2,938,627	99,039	5,905,453	7,021,628	1,800,335	1,134,559	5,939,095
Reinvested capital gains	1,059,934	2,565,492	24,216	6,746,520	11,509,927	1,710,603	444,472	3,804,604
Net increase (decrease) in contract owners' equity resulting from operations	$6,228,652	5,740,202	130,773	13,212,304	19,648,335	3,806,534	1,779,805	9,989,176

Investment Activity:	NVCRA2	NVCMA2	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2
Reinvested dividends	$77,530	145,486	137,050	360,392	215,505	122,706	188,239	182,124
Mortality and expense risk charges (note 2)	(30,274)	(73,085)	(55,888)	(163,098)	(99,524)	(55,988)	(89,556)	(93,498)
Net investment income (loss)	47,256	72,401	81,162	197,294	115,981	66,718	98,683	88,626
Realized gain (loss) on investments	4,176	(468,630)	(188,003)	(288,201)	(267,016)	(58,113)	(76,926)	30,800
Change in unrealized gain (loss) on investments	285,028	895,229	498,613	1,137,561	848,107	368,613	514,382	428,945
Net gain (loss) on investments	289,204	426,599	310,610	849,360	581,091	310,500	437,456	459,745
Reinvested capital gains	212,343	516,790	461,780	1,016,581	529,809	238,058	137,142	515,852
Net increase (decrease) in contract owners' equity resulting from operations	$548,803	1,015,790	853,552	2,063,235	1,226,881	615,276	673,281	1,064,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVDCA2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB
Reinvested dividends	$37,917	8,480	23,276	5,365	7,414	11,710	1,207	210,227
Mortality and expense risk charges (note 2)	(20,883)	(7,352)	(18,564)	(2,557)	(3,458)	(5,747)	(571)	(125,166)
Net investment income (loss)	17,034	1,128	4,712	2,808	3,956	5,963	636	85,061
Realized gain (loss) on investments	(10,019)	(2,732)	(14,454)	5,787	188	734	81	(4,372)
Change in unrealized gain (loss) on investments	167,713	84,631	264,618	16,035	24,535	50,007	4,350	182,561
Net gain (loss) on investments	157,694	81,899	250,164	21,822	24,723	50,741	4,431	178,189
Reinvested capital gains	134,021	11,084	28,102	7,634	5,543	12,808	1,245	-
Net increase (decrease) in contract owners' equity resulting from operations	$308,749	94,111	282,978	32,264	34,222	69,512	6,312	263,250

Investment Activity:	AMCG	AMMCGS	AMSRS	PMVSTA	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$-	-	31,086	94,395	102,748	31,432	498,954	9,287
Mortality and expense risk charges (note 2)	(4,190)	(16,554)	(81,462)	(44,545)	(40,182)	(19,052)	(214,294)	(6,054)
Net investment income (loss)	(4,190)	(16,554)	(50,376)	49,850	62,566	12,380	284,660	3,233
Realized gain (loss) on investments	17,759	60,742	268,087	(5,581)	(47,251)	(40,891)	(176,152)	(4,436)
Change in unrealized gain (loss) on investments	35,864	163,602	962,757	16,285	354,782	119,587	405,441	38,978
Net gain (loss) on investments	53,623	224,344	1,230,844	10,704	307,531	78,696	229,289	34,542
Reinvested capital gains	16,089	91,966	414,088	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$65,522	299,756	1,594,556	60,554	370,097	91,076	513,949	37,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVTRA	PMVTRD	PMVEBD	PVEIB	PVTIGB	HVSIT	ROCMC	TRHS2
Reinvested dividends	$30,997	330,387	55,425	296	245	-	-	-
Mortality and expense risk charges (note 2)	(11,409)	(122,726)	(14,327)	-	(224)	(1,522)	(3,827)	(385,623)
Net investment income (loss)	19,588	207,661	41,098	296	21	(1,522)	(3,827)	(385,623)
Realized gain (loss) on investments	(11,342)	(87,139)	(18,411)	-	(1,011)	(2,449)	(10,493)	621,660
Change in unrealized gain (loss) on investments	64,251	640,413	132,154	2,365	4,806	(10,101)	40,113	6,452,963
Net gain (loss) on investments	52,909	553,274	113,743	2,365	3,795	(12,550)	29,620	7,074,623
Reinvested capital gains	-	-	-	1,265	31	38,721	29,819	1,582,827
Net increase (decrease) in contract owners' equity resulting from operations	$72,497	760,935	154,841	3,926	3,847	24,649	55,612	8,271,827

Investment Activity:	VWHAS	VWEM	VWHA	VYDS	VRVDRA	SVOF	WFVSCG	AMGP
Reinvested dividends	$-	62,551	-	13,350	2,456	482	-	807
Mortality and expense risk charges (note 2)	(39,897)	(145,631)	(55,825)	(27,960)	(446)	(2,824)	(88,993)	(1,280)
Net investment income (loss)	(39,897)	(83,080)	(55,825)	(14,610)	2,010	(2,342)	(88,993)	(473)
Realized gain (loss) on investments	(174,242)	151,680	(750,332)	41,202	(8,468)	2,668	17,150	(83,070)
Change in unrealized gain (loss) on investments	553,414	2,977,535	1,356,229	412,081	(8,776)	22,986	342,374	45,109
Net gain (loss) on investments	379,172	3,129,215	605,897	453,283	(17,244)	25,654	359,524	(37,961)
Reinvested capital gains	-	310,053	-	138,533	15,248	19,225	1,307,772	76,691
Net increase (decrease) in contract owners' equity resulting from operations	$339,275	3,356,188	550,072	577,206	14	42,537	1,578,303	38,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	AMTP
Reinvested dividends	$771
Mortality and expense risk charges (note 2)	(277)
Net investment income (loss)	494
Realized gain (loss) on investments	3,373
Change in unrealized gain (loss) on investments	(6,733)
Net gain (loss) on investments	(3,360)
Reinvested capital gains	8,372
Net increase (decrease) in contract owners' equity resulting from operations	$5,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVGIB		ALVIVB		ALVPGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$22,959,771	9,861,998	(5,242)	(9,322)	(47)	40	(18,424)	(18,327)
Realized gain (loss) on investments	94,454,822	152,401,288	32,163	140,621	(88)	(2)	7,348	187,230
Change in unrealized gain (loss) on investments	394,607,882	(770,484,267)	28,226	(253,448)	2,088	(1,792)	149,832	(265,658)
Reinvested capital gains	425,059,936	327,900,248	64,422	81,585	-	-	129,132	116,555
Net increase (decrease) in contract owners' equity resulting from operations	937,082,411	(280,320,733)	119,569	(40,564)	1,953	(1,754)	267,888	19,800
Equity transactions:
Purchase payments received from contract owners (note 4)	78,527,672	72,444,880	97	-	-	-	-	37,837
Transfers between funds	(1,263,143)	(1,704,087)	(58,910)	21,616	124	11,813	25,397	(105,073)
Redemptions (notes 2, 3 and 4)	(617,921,841)	(650,121,327)	(28,619)	(254,021)	(3,392)	-	(20,885)	(142,535)
Adjustments to maintain reserves	980,908	(9,933)	24	15	(1)	(1)	(35)	(13)
Net equity transactions	(539,676,404)	(579,390,467)	(87,408)	(232,390)	(3,269)	11,812	4,477	(209,784)
Net change in contract owners' equity	397,406,007	(859,711,200)	32,161	(272,954)	(1,316)	10,058	272,365	(189,984)
Contract owners' equity beginning of period	4,105,589,914	4,965,301,114	595,224	868,178	10,058	-	843,878	1,033,862
Contract owners' equity end of period	$4,502,995,921	4,105,589,914	627,385	595,224	8,742	10,058	1,116,243	843,878
CHANGES IN UNITS:		-
Beginning units	196,238,697	219,981,048	28,647	38,705	1,311	-	34,696	42,451
Units purchased	26,836,797	36,665,267	133	1,658	3,323	1,311	1,156	6,890
Units redeemed	(48,460,276)	(60,407,618)	(3,849)	(11,716)	(3,648)	-	(1,045)	(14,645)
Ending units	174,615,218	196,238,697	24,931	28,647	986	1,311	34,807	34,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAB		ALVSVB		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,916	1,857	(47,970)	(62,583)	459,296	422,450	(263)	(1,419)
Realized gain (loss) on investments	11,585	7,860	(67,702)	(12,000)	4,246,610	2,616,522	14,814	18,603
Change in unrealized gain (loss) on investments	47,218	(54,048)	371,973	(1,174,643)	959,135	(11,093,937)	54,830	(124,558)
Reinvested capital gains	550	639	495,460	422,588	4,217,979	4,134,170	56,389	43,389
Net increase (decrease) in contract owners' equity resulting from operations	62,269	(43,692)	751,761	(826,638)	9,883,020	(3,920,795)	125,770	(63,985)
Equity transactions:
Purchase payments received from contract owners (note 4)	35,000	-	75,026	80,381	608,023	425,871	861	836
Transfers between funds	-	(24,049)	(151,534)	(230,555)	(1,467,695)	(987,751)	(13,232)	111,681
Redemptions (notes 2, 3 and 4)	(120,815)	(17,190)	(382,837)	(411,885)	(6,233,389)	(5,524,721)	(17,471)	(28,486)
Adjustments to maintain reserves	(9)	10	(1,394)	262	461	94	183	69
Net equity transactions	(85,824)	(41,229)	(460,739)	(561,797)	(7,092,600)	(6,086,507)	(29,659)	84,100
Net change in contract owners' equity	(23,555)	(84,921)	291,022	(1,388,435)	2,790,420	(10,007,302)	96,111	20,115
Contract owners' equity beginning of period	473,096	558,017	4,244,149	5,632,584	46,528,025	56,535,327	599,451	579,336
Contract owners' equity end of period	$449,541	473,096	4,535,171	4,244,149	49,318,445	46,528,025	695,562	599,451
CHANGES IN UNITS:
Beginning units	39,659	42,817	189,914	209,462	1,714,917	1,917,968	29,835	26,363
Units purchased	2,752	1,573	11,234	21,266	38,996	52,885	121	4,820
Units redeemed	(9,278)	(4,731)	(30,681)	(40,814)	(270,986)	(255,936)	(1,432)	(1,348)
Ending units	33,133	39,659	170,467	189,914	1,482,927	1,714,917	28,524	29,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$235,036	373,398	(2,762)	1,991	146,250	48,623	1,020	(3,333)
Realized gain (loss) on investments	(706,709)	(794,929)	80,167	47,117	(28,552)	486,833	23,359	43,901
Change in unrealized gain (loss) on investments	1,998,503	(498,047)	168,425	(394,655)	1,921,345	(3,862,412)	50,483	(173,839)
Reinvested capital gains	-	-	75,467	99,531	1,647,495	1,069,429	61,258	42,182
Net increase (decrease) in contract owners' equity resulting from operations	1,526,830	(919,578)	321,297	(246,016)	3,686,538	(2,257,527)	136,120	(91,089)
Equity transactions:
Purchase payments received from contract owners (note 4)	642,909	166,587	23,430	33,743	270,970	218,639	214	87
Transfers between funds	(711,546)	(265,839)	(9,032)	351	387,325	(1,185,897)	(35,063)	(37,999)
Redemptions (notes 2, 3 and 4)	(2,391,900)	(3,330,759)	(206,731)	(105,694)	(2,196,549)	(1,457,323)	(33,051)	(49,891)
Adjustments to maintain reserves	85	17	6,508	76	(191)	(22)	(1,912)	230
Net equity transactions	(2,460,452)	(3,429,994)	(185,825)	(71,524)	(1,538,445)	(2,424,603)	(69,812)	(87,573)
Net change in contract owners' equity	(933,622)	(4,349,572)	135,472	(317,540)	2,148,093	(4,682,130)	66,308	(178,662)
Contract owners' equity beginning of period	20,523,679	24,873,251	1,249,932	1,567,472	13,919,487	18,601,617	531,518	710,180
Contract owners' equity end of period	$19,590,057	20,523,679	1,385,404	1,249,932	16,067,580	13,919,487	597,826	531,518
CHANGES IN UNITS:
Beginning units	1,425,997	1,666,760	64,695	67,928	607,635	700,119	-	-
Units purchased	98,944	95,841	4,159	2,536	58,555	37,146	-	-
Units redeemed	(260,955)	(336,604)	(12,568)	(5,769)	(116,933)	(129,630)	-	-
Ending units	1,263,986	1,425,997	56,286	64,695	549,257	607,635	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVU1		ACVV		BRVED3		BRVHY3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580)	(483)	15,365	9,775	27,479	17,592	115,746	84,031
Realized gain (loss) on investments	260	1,968	135,362	244,022	11,129	85,132	18,471	(74,035)
Change in unrealized gain (loss) on investments	5,855	(5,015)	107,465	(412,326)	530,412	(617,006)	177,578	(101,825)
Reinvested capital gains	3,403	2,974	91,035	117	311,080	234,669	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,938	(556)	349,227	(158,412)	880,100	(279,613)	311,795	(91,829)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	10	16,252	17,250	43,707	45,510	129,268	38,963
Transfers between funds	-	4,151	(71,936)	(123,698)	1,417,417	68,502	2,477,859	258,489
Redemptions (notes 2, 3 and 4)	-	(3,879)	(163,599)	(298,037)	(304,243)	(121,464)	(403,451)	(212,234)
Adjustments to maintain reserves	65	(58)	27,393	439	(73)	(23)	(144)	84
Net equity transactions	65	224	(191,890)	(404,046)	1,156,808	(7,475)	2,203,532	85,302
Net change in contract owners' equity	9,003	(332)	157,337	(562,458)	2,036,908	(287,088)	2,515,327	(6,527)
Contract owners' equity beginning of period	27,747	28,079	1,450,287	2,012,745	2,952,347	3,239,435	1,658,479	1,665,006
Contract owners' equity end of period	$36,750	27,747	1,607,624	1,450,287	4,989,255	2,952,347	4,173,806	1,658,479
CHANGES IN UNITS:
Beginning units	1,197	1,197	40,853	50,241	250,016	250,682	158,292	152,696
Units purchased	-	150	1,659	1,792	140,517	55,117	387,625	207,210
Units redeemed	-	(150)	(7,082)	(11,180)	(55,550)	(55,783)	(194,460)	(201,614)
Ending units	1,197	1,197	35,430	40,853	334,983	250,016	351,457	158,292

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	BRVTR3		MLVGA3		DVMCSS		DVSCS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$24,794	16,376	14,157	(106,668)	(11,393)	(17,006)	(48,152)	(87,677)
Realized gain (loss) on investments	(505)	(6,941)	(490,664)	20,378	(88,228)	66,533	1,138,361	1,190,461
Change in unrealized gain (loss) on investments	84,104	(32,228)	3,192,007	(3,397,927)	247,640	(684,622)	1,206,195	(4,963,255)
Reinvested capital gains	7,730	-	909,176	1,148,687	126,035	315,066	1,940,085	1,360,320
Net increase (decrease) in contract owners' equity resulting from operations	116,123	(22,793)	3,624,676	(2,335,530)	274,054	(320,029)	4,236,489	(2,500,151)
Equity transactions:

Purchase payments received from contract owners (note 4)	4,137	1,115	129,520	250,240	2,003	3,850	207,686	123,091
Transfers between funds	1,127,663	75,300	(1,039,196)	(3,007,520)	(76,863)	(640,774)	(1,628,260)	812,602
Redemptions (notes 2, 3 and 4)	(209,728)	(133,706)	(3,121,157)	(3,501,833)	(301,325)	(310,071)	(2,278,557)	(1,938,224)
Adjustments to maintain reserves	(27)	(8)	(182)	48	(30)	(49)	7,143	(138)
Net equity transactions	922,045	(57,299)	(4,031,015)	(6,259,065)	(376,215)	(947,044)	(3,691,988)	(1,002,669)
Net change in contract owners' equity	1,038,168	(80,092)	(406,339)	(8,594,595)	(102,161)	(1,267,073)	544,501	(3,502,820)
Contract owners' equity beginning of period	1,218,634	1,298,726	23,830,800	32,425,395	1,620,311	2,887,384	21,583,053	25,085,873
Contract owners' equity end of period	$2,256,802	1,218,634	23,424,461	23,830,800	1,518,150	1,620,311	22,127,554	21,583,053
CHANGES IN UNITS:
Beginning units	122,277	127,999	1,485,732	1,849,976	142,762	212,109	694,720	726,969
Units purchased	124,395	18,126	47,090	53,980	17,395	11,370	28,681	75,883
Units redeemed	(37,041)	(23,848)	(278,261)	(418,224)	(47,450)	(80,717)	(134,545)	(108,132)
Ending units	209,631	122,277	1,254,561	1,485,732	112,707	142,762	588,856	694,720

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DSIF		DSRG		DSRGS		DCAP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,756,965	1,620,327	138,433	253,390	(196)	(205)	26,631	70,191
Realized gain (loss) on investments	25,559,608	30,076,414	1,407,926	1,221,207	(3,927)	(277)	(239,907)	953,492
Change in unrealized gain (loss) on investments	32,107,843	(53,117,244)	7,061,602	(10,038,012)	12,292	(9,019)	8,555,369	(10,889,226)
Reinvested capital gains	14,770,335	7,113,497	1,144,497	6,852,590	1,327	7,051	5,137,299	6,356,471
Net increase (decrease) in contract owners' equity resulting from operations	74,194,751	(14,307,006)	9,752,458	(1,710,825)	9,496	(2,450)	13,479,392	(3,509,072)
Equity transactions:

Purchase payments received from contract owners (note 4)	2,840,036	2,686,552	354,967	422,153	-	-	387,274	507,316
Transfers between funds	(9,948,059)	(12,277,592)	(884,392)	(1,103,464)	32	(32)	(1,662,103)	(3,042,405)
Redemptions (notes 2, 3 and 4)	(29,376,068)	(33,147,153)	(3,843,707)	(4,222,660)	(12,747)	-	(7,007,725)	(4,516,302)
Adjustments to maintain reserves	(28,066)	1,419	1,410	(1,290)	(24)	4	(4,995)	(332)
Net equity transactions	(36,512,157)	(42,736,774)	(4,371,722)	(4,905,261)	(12,739)	(28)	(8,287,549)	(7,051,723)
Net change in contract owners' equity	37,682,594	(57,043,780)	5,380,736	(6,616,086)	(3,243)	(2,478)	5,191,843	(10,560,795)
Contract owners' equity beginning of period	263,700,559	320,744,339	31,081,792	37,697,878	34,888	37,366	42,190,435	52,751,230
Contract owners' equity end of period	$301,383,153	263,700,559	36,462,528	31,081,792	31,645	34,888	47,382,278	42,190,435
CHANGES IN UNITS:
Beginning units	8,980,364	10,335,915	1,412,248	1,618,748	2,014	2,015	1,502,340	1,736,120
Units purchased	156,600	224,921	22,068	27,120	2	1	23,362	40,351
Units redeemed	(1,234,572)	(1,580,472)	(188,207)	(233,620)	(632)	(2)	(273,270)	(274,131)
Ending units	7,902,392	8,980,364	1,246,109	1,412,248	1,384	2,014	1,252,432	1,502,340

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DCAPS		DSC		DVIV		CLVHY2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(6,866)	(7,347)	(76)	(222)	27	15	16,732	9,839
Realized gain (loss) on investments	(5,706)	6,534	(2,448)	327	74	4	(2,050)	(3,546)
Change in unrealized gain (loss) on investments	123,213	(156,965)	2,353	(7,472)	178	(421)	37,218	(18,964)
Reinvested capital gains	79,982	94,757	3,155	3,488	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	190,623	(63,021)	2,984	(3,879)	279	(402)	51,900	(12,671)
Equity transactions:

Purchase payments received from contract owners (note 4)	1	-	267	1,083	-	-	1,128	367
Transfers between funds	(87,349)	(13,201)	-	-	-	-	608,650	45,942
Redemptions (notes 2, 3 and 4)	(65,199)	(57,067)	(15,317)	(1,897)	(962)	-	(31,065)	(21,471)
Adjustments to maintain reserves	(50)	(1)	(6)	2	(3)	(2)	(21)	3
Net equity transactions	(152,597)	(70,269)	(15,056)	(812)	(965)	(2)	578,692	24,841
Net change in contract owners' equity	38,026	(133,290)	(12,072)	(4,691)	(686)	(404)	630,592	12,170
Contract owners' equity beginning of period	627,254	760,544	16,067	20,758	1,867	2,271	210,422	198,252
Contract owners' equity end of period	$665,280	627,254	3,995	16,067	1,181	1,867	841,014	210,422
CHANGES IN UNITS:
Beginning units	33,290	36,702	836	864	122	122	21,647	19,387
Units purchased	54	81	12	45	-	-	61,016	10,263
Units redeemed	(7,061)	(3,493)	(679)	(73)	(58)	-	(7,622)	(8,003)
Ending units	26,283	33,290	169	836	64	122	75,041	21,647

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DWVSVS		ETVFR		FVU2S		FHIBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(11,319)	(21,058)	369,621	333,229	133	(670)	38,756	60,684
Realized gain (loss) on investments	(71,670)	126,588	(30,281)	29,155	(173)	30	(9,419)	(4,743)
Change in unrealized gain (loss) on investments	558,874	(1,058,319)	397,217	(631,241)	14,280	(8,433)	80,773	(108,658)
Reinvested capital gains	256,523	265,338	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	732,408	(687,451)	736,557	(268,857)	14,240	(9,073)	110,110	(52,717)
Equity transactions:

Purchase payments received from contract owners (note 4)	14,348	55,247	166,544	93,849	692	229	48	12,344
Transfers between funds	(254,515)	(63,548)	(6,099,934)	6,689,096	(2,978)	101,300	44,996	18,743
Redemptions (notes 2, 3 and 4)	(135,862)	(253,383)	(1,517,034)	(1,453,488)	(8,317)	(7,226)	(75,479)	(131,552)
Adjustments to maintain reserves	(66)	(16)	1,722	(1,939)	(29)	5	25	37
Net equity transactions	(376,095)	(261,700)	(7,448,702)	5,327,518	(10,632)	94,308	(30,410)	(100,428)
Net change in contract owners' equity	356,313	(949,151)	(6,712,145)	5,058,661	3,608	85,235	79,700	(153,145)
Contract owners' equity beginning of period	2,927,121	3,876,272	14,651,016	9,592,355	85,235	-	934,727	1,087,872
Contract owners' equity end of period	$3,283,434	2,927,121	7,938,871	14,651,016	88,843	85,235	1,014,427	934,727
CHANGES IN UNITS:
Beginning units	210,527	228,991	1,386,299	896,853	9,438	-	43,526	47,922
Units purchased	17,813	54,073	51,809	690,438	75	10,155	3,606	1,502
Units redeemed	(41,546)	(72,537)	(728,054)	(200,992)	(1,147)	(717)	(5,077)	(5,898)
Ending units	186,794	210,527	710,054	1,386,299	8,366	9,438	42,055	43,526

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FQB		FQBS		FEMS2		FC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$910,590	1,100,662	13,946	18,785	2,473	417	(585)	-
Realized gain (loss) on investments	51,333	858,701	(7,903)	(6,729)	19,311	(520)	15	-
Change in unrealized gain (loss) on investments	2,967,968	(2,993,645)	114,940	(62,502)	58,207	(17,426)	18,928	-
Reinvested capital gains	1,920	-	66	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,931,811	(1,034,282)	121,049	(50,446)	79,991	(17,529)	18,358	-
Equity transactions:

Purchase payments received from contract owners (note 4)	502,812	557,309	31,724	1,101	23,766	185	76,175	-
Transfers between funds	(1,075,270)	(1,084,866)	(83,665)	2,115	351,988	220,907	241,162	-
Redemptions (notes 2, 3 and 4)	(7,022,999)	(6,699,065)	(148,763)	(102,871)	(76,882)	(6,638)	-	-
Adjustments to maintain reserves	41,944	(163)	170	(7)	(19)	(13)	(5)	-
Net equity transactions	(7,553,513)	(7,226,785)	(200,534)	(99,662)	298,853	214,441	317,332	-
Net change in contract owners' equity	(3,621,702)	(8,261,067)	(79,485)	(150,108)	378,844	196,912	335,690	-
Contract owners' equity beginning of period	51,062,938	59,324,005	1,782,993	1,933,101	196,912	-	-	-
Contract owners' equity end of period	$47,441,236	51,062,938	1,703,508	1,782,993	575,756	196,912	335,690	-
CHANGES IN UNITS:
Beginning units	2,673,765	3,052,862	126,884	133,810	23,859	-	-	-
Units purchased	107,096	100,966	6,444	3,075	88,847	24,837	30,424	-
Units redeemed	(486,490)	(480,063)	(19,857)	(10,001)	(58,115)	(978)	-	-
Ending units	2,294,371	2,673,765	113,471	126,884	54,591	23,859	30,424	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FVSS2		FB2		FCS		FNRS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,290)	(3,185)	39,741	14,709	(99,949)	(70,895)	42,894	(42,792)
Realized gain (loss) on investments	3,741	12,460	4,300	79,959	319,840	348,578	(285,469)	(470,315)
Change in unrealized gain (loss) on investments	40,386	(70,903)	937,740	(541,997)	1,683,501	(2,388,800)	810,297	(1,783,792)
Reinvested capital gains	21,357	11,860	248,871	146,464	1,491,599	1,186,513	4,280	8,805
Net increase (decrease) in contract owners' equity resulting from operations	64,194	(49,768)	1,230,652	(300,865)	3,394,991	(924,604)	572,002	(2,288,094)
Equity transactions:

Purchase payments received from contract owners (note 4)	8,712	1,780	173,534	118,921	140,038	167,595	179,607	207,277
Transfers between funds	(136)	348	2,797,548	2,486,050	(298,492)	(320,992)	(258,301)	(631,127)
Redemptions (notes 2, 3 and 4)	(11,891)	(32,713)	(476,359)	(470,585)	(987,781)	(1,034,521)	(710,128)	(981,367)
Adjustments to maintain reserves	(48)	-	(51)	(24)	28,896	(1,542)	4,290	(190)
Net equity transactions	(3,363)	(30,585)	2,494,672	2,134,362	(1,117,339)	(1,189,460)	(784,532)	(1,405,407)
Net change in contract owners' equity	60,831	(80,353)	3,725,324	1,833,497	2,277,652	(2,114,064)	(212,530)	(3,693,501)
Contract owners' equity beginning of period	204,568	284,921	4,177,589	2,344,092	11,719,522	13,833,586	6,456,233	10,149,734
Contract owners' equity end of period	$265,399	204,568	7,902,913	4,177,589	13,997,174	11,719,522	6,243,703	6,456,233
CHANGES IN UNITS:
Beginning units	10,402	11,734	368,192	195,160	293,629	319,729	804,187	939,861
Units purchased	377	105	277,848	268,980	5,975	6,430	99,849	1,062,305
Units redeemed	(536)	(1,437)	(78,852)	(95,948)	(30,417)	(32,530)	(188,705)	(1,197,979)
Ending units	10,243	10,402	567,188	368,192	269,187	293,629	715,331	804,187

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FEIS		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,229,595	1,658,811	(762)	2,207	96,607	21,901	(123)	(239)
Realized gain (loss) on investments	7,584,626	1,156,307	50,336	157,357	62,498	288,129	844	360
Change in unrealized gain (loss) on investments	16,933,279	(26,300,851)	373,585	(629,468)	563,315	(882,028)	1,651	(3,213)
Reinvested capital gains	10,268,514	8,091,905	186,314	162,396	281,968	223,623	1,392	972
Net increase (decrease) in contract owners' equity resulting from operations	36,016,014	(15,393,828)	609,473	(307,508)	1,004,388	(348,375)	3,764	(2,120)
Equity transactions:

Purchase payments received from contract owners (note 4)	1,246,393	1,580,723	19,959	1,055	8,573	63,509	-	-
Transfers between funds	(3,364,008)	(3,560,920)	(48,626)	(182,222)	2,814,276	303,629	-	-
Redemptions (notes 2, 3 and 4)	(16,340,023)	(19,590,705)	(475,051)	(478,113)	(984,093)	(2,012,464)	(6,759)	(1,775)
Adjustments to maintain reserves	140,774	(2,710)	(47)	33	(111)	56	22,813	(1)
Net equity transactions	(18,316,864)	(21,573,612)	(503,765)	(659,247)	1,838,645	(1,645,270)	16,054	(1,776)
Net change in contract owners' equity	17,699,150	(36,967,440)	105,708	(966,755)	2,843,033	(1,993,645)	19,818	(3,896)
Contract owners' equity beginning of period	146,056,262	183,023,702	2,613,663	3,580,418	6,304,215	8,297,860	31,697	35,593
Contract owners' equity end of period	$163,755,412	146,056,262	2,719,371	2,613,663	9,147,248	6,304,215	51,515	31,697
CHANGES IN UNITS:
Beginning units	5,579,760	6,336,548	143,277	175,487	398,985	501,255	-	-
Units purchased	99,230	137,931	12,968	3,227	172,315	50,125	-	-
Units redeemed	(713,881)	(894,719)	(37,887)	(35,437)	(64,791)	(152,395)	-	-
Ending units	4,965,109	5,579,760	118,358	143,277	506,509	398,985	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$97,464	33,320	(158)	(761)	64,719	12,419	9	(1,382)
Realized gain (loss) on investments	137,585	390,875	4,835	5,161	186,786	198,407	11,967	14,813
Change in unrealized gain (loss) on investments	1,127,627	(1,643,293)	7,641	(17,029)	1,075,039	(1,148,172)	20,711	(41,471)
Reinvested capital gains	661,331	401,661	6,000	3,747	282,077	210,486	7,671	6,436
Net increase (decrease) in contract owners' equity resulting from operations	2,024,007	(817,437)	18,318	(8,882)	1,608,621	(726,860)	40,358	(21,604)
Equity transactions:

Purchase payments received from contract owners (note 4)	462,082	146,769	-	-	107,671	142,784	-	65
Transfers between funds	716,622	(272,694)	9,822	-	375,761	1,313,403	-	-
Redemptions (notes 2, 3 and 4)	(2,037,663)	(1,665,522)	(11,419)	(9,330)	(987,799)	(1,225,926)	(33,929)	(41,957)
Adjustments to maintain reserves	(129)	31	1	(1)	(175)	(20)	(158)	10
Net equity transactions	(859,088)	(1,791,416)	(1,596)	(9,331)	(504,542)	230,241	(34,087)	(41,882)
Net change in contract owners' equity	1,164,919	(2,608,853)	16,722	(18,213)	1,104,079	(496,619)	6,271	(63,486)
Contract owners' equity beginning of period	10,852,323	13,461,176	103,375	121,588	7,190,845	7,687,464	198,409	261,895
Contract owners' equity end of period	$12,017,242	10,852,323	120,097	103,375	8,294,924	7,190,845	204,680	198,409
CHANGES IN UNITS:
Beginning units	683,204	788,462	-	-	437,213	425,270	-	-
Units purchased	122,432	60,922	-	-	98,321	123,718	-	-
Units redeemed	(168,577)	(166,180)	-	-	(126,200)	(111,775)	-	-
Ending units	637,059	683,204	-	-	409,334	437,213	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGOS		FGS		FG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,744	(4,683)	(14,890)	(12,054)	(1,558,101)	(1,663,983)	(41,844)	(43,053)
Realized gain (loss) on investments	(13,604)	9,739	102,818	43,723	10,521,440	14,856,985	148,720	265,227
Change in unrealized gain (loss) on investments	111,411	(108,188)	243,473	26,595	27,141,946	(38,184,837)	389,055	(600,756)
Reinvested capital gains	55,012	29,772	112,957	65,415	10,388,882	24,637,661	149,291	340,035
Net increase (decrease) in contract owners' equity resulting from operations	169,563	(73,360)	444,358	123,679	46,494,167	(354,174)	645,222	(38,547)
Equity transactions:

Purchase payments received from contract owners (note 4)	2,500	16,010	18,087	18,229	2,538,434	1,336,103	12,398	41,674
Transfers between funds	306,367	(33,331)	8,462	(40,137)	(4,797,332)	(4,184,001)	40,672	49,374
Redemptions (notes 2, 3 and 4)	(71,461)	(55,154)	(132,115)	(32,252)	(17,376,221)	(19,984,344)	(253,144)	(304,615)
Adjustments to maintain reserves	(3)	(3)	5	315	9,387	(99)	(26)	10
Net equity transactions	237,403	(72,478)	(105,561)	(53,845)	(19,625,732)	(22,832,341)	(200,100)	(213,557)
Net change in contract owners' equity	406,966	(145,838)	338,797	69,834	26,868,435	(23,186,515)	445,122	(252,104)
Contract owners' equity beginning of period	482,040	627,878	1,153,856	1,084,022	149,755,079	172,941,594	2,106,298	2,358,402
Contract owners' equity end of period	$889,006	482,040	1,492,653	1,153,856	176,623,514	149,755,079	2,551,420	2,106,298
CHANGES IN UNITS:
Beginning units	41,258	48,233	42,468	44,345	4,776,521	5,430,132	93,748	102,679
Units purchased	26,725	26,673	2,544	1,122	152,545	203,569	5,985	10,949
Units redeemed	(8,755)	(33,648)	(5,516)	(2,999)	(690,162)	(857,180)	(13,666)	(19,880)
Ending units	59,228	41,258	39,496	42,468	4,238,904	4,776,521	86,067	93,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FHIS		FIGBS		FMCS		FMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,655,695	2,019,875	482,501	362,549	(66,736)	(140,111)	(39,513)	(62,986)
Realized gain (loss) on investments	(143,945)	(765,629)	(64,910)	(310,648)	(502,855)	646,487	(41,228)	114,626
Change in unrealized gain (loss) on investments	3,485,036	(4,059,084)	1,921,078	(837,702)	2,264,827	(6,150,428)	326,737	(1,048,244)
Reinvested capital gains	-	-	-	196,597	2,268,031	2,143,501	383,479	380,170
Net increase (decrease) in contract owners' equity resulting from operations	4,996,786	(2,804,838)	2,338,669	(589,204)	3,963,267	(3,500,551)	629,475	(616,434)
Equity transactions:

Purchase payments received from contract owners (note 4)	430,652	270,051	382,278	218,255	197,103	158,900	18,978	35,921
Transfers between funds	4,008,071	591,718	5,659,226	345,249	(1,135,520)	(1,036,135)	(48,663)	(129,044)
Redemptions (notes 2, 3 and 4)	(4,653,521)	(5,101,266)	(4,711,835)	(3,596,856)	(2,406,584)	(2,518,073)	(348,495)	(619,538)
Adjustments to maintain reserves	17,619	(746)	19,545	(293)	(89)	19	12,528	236
Net equity transactions	(197,179)	(4,240,243)	1,349,214	(3,033,645)	(3,345,090)	(3,395,289)	(365,652)	(712,425)
Net change in contract owners' equity	4,799,607	(7,045,081)	3,687,883	(3,622,849)	618,177	(6,895,840)	263,823	(1,328,859)
Contract owners' equity beginning of period	36,792,797	43,837,878	28,872,681	32,495,530	19,173,693	26,069,533	3,117,742	4,446,601
Contract owners' equity end of period	$41,592,404	36,792,797	32,560,564	28,872,681	19,791,870	19,173,693	3,381,565	3,117,742
CHANGES IN UNITS:
Beginning units	2,079,838	2,362,322	1,859,392	2,053,401	1,046,188	1,201,536	72,782	89,197
Units purchased	863,046	3,468,690	481,039	134,253	17,660	28,292	2,968	9,741
Units redeemed	(876,681)	(3,751,174)	(400,415)	(328,262)	(181,000)	(183,640)	(10,800)	(26,156)
Ending units	2,066,203	2,079,838	1,940,016	1,859,392	882,848	1,046,188	64,950	72,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FOS		FO2		FVSS		FRESS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$118,934	78,362	(3,081)	(6,774)	29,225	(22,086)	3,578	7,618
Realized gain (loss) on investments	151,770	348,824	2,678	19,845	26,298	290,535	41,818	(15,520)
Change in unrealized gain (loss) on investments	4,368,804	(4,728,527)	189,181	(208,490)	1,220,465	(1,995,149)	44,000	(32,672)
Reinvested capital gains	885,504	-	37,921	-	628,697	352,459	10,019	14,556
Net increase (decrease) in contract owners' equity resulting from operations	5,525,012	(4,301,341)	226,699	(195,419)	1,904,685	(1,374,241)	99,415	(26,018)
Equity transactions:
Purchase payments received from contract owners (note 4)	176,476	207,512	14	59,077	210,755	22,043	9,943	1,246
Transfers between funds	(532,908)	(226,372)	(32,678)	62,461	248,162	(512,997)	538,412	232,972
Redemptions (notes 2, 3 and 4)	(2,731,195)	(3,344,411)	(93,567)	(209,243)	(954,650)	(813,247)	(210,966)	(63,174)
Adjustments to maintain reserves	2,231	183	37	17	1,381	(12)	(10)	(24)
Net equity transactions	(3,085,396)	(3,363,088)	(126,194)	(87,688)	(494,352)	(1,304,213)	337,379	171,020
Net change in contract owners' equity	2,439,616	(7,664,429)	100,505	(283,107)	1,410,333	(2,678,454)	436,794	145,002
Contract owners' equity beginning of period	22,250,534	29,914,963	959,442	1,242,549	5,965,515	8,643,969	372,571	227,569
Contract owners' equity end of period	$24,690,150	22,250,534	1,059,947	959,442	7,375,848	5,965,515	809,365	372,571
CHANGES IN UNITS:
Beginning units	1,206,042	1,364,344	103,544	111,908	253,919	300,454	39,374	22,269
Units purchased	38,923	39,112	1,712	27,303	27,030	4,188	82,067	34,345
Units redeemed	(186,336)	(197,414)	(13,881)	(35,667)	(44,090)	(50,723)	(51,068)	(17,240)
Ending units	1,058,629	1,206,042	91,375	103,544	236,859	253,919	70,373	39,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVIS2		FTVRD2		FTVSV2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,422,880	1,328,330	(1,169)	(939)	(6,716)	(22,014)	(6,346)	(15,795)
Realized gain (loss) on investments	165,143	306,417	35,280	39,088	(516,335)	(405,645)	72,606	855,722
Change in unrealized gain (loss) on investments	2,379,543	(3,465,492)	16,483	(113,760)	949,570	(1,929,790)	744,731	(1,599,216)
Reinvested capital gains	546,626	-	85,015	39,033	1,154,036	1,256,710	-	-
Net increase (decrease) in contract owners' equity resulting from operations	4,514,192	(1,830,745)	135,609	(36,578)	1,580,555	(1,100,739)	810,991	(759,289)
Equity transactions:
Purchase payments received from contract owners (note 4)	334,879	382,411	72	42	95,005	65,334	3,780	8,785
Transfers between funds	1,005,785	(3,174,798)	(43,299)	(12,622)	(274,408)	(471,689)	248,998	(2,539,122)
Redemptions (notes 2, 3 and 4)	(4,296,187)	(4,323,825)	(65,067)	(86,952)	(756,078)	(1,255,657)	(671,485)	(311,862)
Adjustments to maintain reserves	39,198	29	236	97	7,253	127	1,381	(30)
Net equity transactions	(2,916,325)	(7,116,183)	(108,058)	(99,435)	(928,228)	(1,661,885)	(417,326)	(2,842,229)
Net change in contract owners' equity	1,597,867	(8,946,928)	27,551	(136,013)	652,327	(2,762,624)	393,665	(3,601,518)
Contract owners' equity beginning of period	31,752,604	40,699,532	536,020	672,033	6,840,157	9,602,781	3,562,969	7,164,487
Contract owners' equity end of period	$33,350,471	31,752,604	563,571	536,020	7,492,484	6,840,157	3,956,634	3,562,969
CHANGES IN UNITS:
Beginning units	1,888,724	2,292,231	-	-	365,050	444,736	347,335	586,409
Units purchased	144,247	84,666	-	-	41,346	16,504	52,283	61,613
Units redeemed	(303,493)	(488,173)	-	-	(80,385)	(96,190)	(91,172)	(300,687)
Ending units	1,729,478	1,888,724	-	-	326,011	365,050	308,446	347,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		GVMSAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$23,591	68,521	1,171,990	(246,348)	99,620	86,899	220	415
Realized gain (loss) on investments	(226,252)	(168,156)	(507,813)	(525,239)	(170,490)	(47,162)	(76)	(14)
Change in unrealized gain (loss) on investments	540,503	(637,593)	(471,042)	956,057	520,375	(666,495)	1,288	(1,074)
Reinvested capital gains	37,584	-	-	-	275,652	112,922	-	-
Net increase (decrease) in contract owners' equity resulting from operations	375,426	(737,228)	193,135	184,470	725,157	(513,836)	1,432	(673)
Equity transactions:
Purchase payments received from contract owners (note 4)	30,620	19,364	342,376	80,641	54,181	7,900	113	-
Transfers between funds	(65,039)	(204,166)	(46,741)	(201,014)	(113,718)	(187,213)	8,638	19,168
Redemptions (notes 2, 3 and 4)	(387,926)	(544,733)	(2,894,733)	(2,521,011)	(1,250,448)	(331,766)	(12,444)	(414)
Adjustments to maintain reserves	1,384	7	13	(22)	(78)	14	1	(5)
Net equity transactions	(420,961)	(729,528)	(2,599,085)	(2,641,406)	(1,310,063)	(511,065)	(3,692)	18,749
Net change in contract owners' equity	(45,535)	(1,466,756)	(2,405,950)	(2,456,936)	(584,906)	(1,024,901)	(2,260)	18,076
Contract owners' equity beginning of period	3,596,854	5,063,610	20,536,862	22,993,798	4,229,898	5,254,799	18,076	-
Contract owners' equity end of period	$3,551,319	3,596,854	18,130,912	20,536,862	3,644,992	4,229,898	15,816	18,076
CHANGES IN UNITS:
Beginning units	418,364	494,977	2,084,883	2,352,471	321,386	356,578	1,921	-
Units purchased	30,314	15,989	142,075	196,009	18,917	5,696	894	1,964
Units redeemed	(77,478)	(92,602)	(404,346)	(463,597)	(108,369)	(40,888)	(1,254)	(43)
Ending units	371,200	418,364	1,822,612	2,084,883	231,934	321,386	1,561	1,921

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVGMNS		RVARS		SBLD		SBLJ
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$437	(753)	8,092	(7,577)	3,367	3,740	(289)	250
Realized gain (loss) on investments	1,784	2,696	2,023	3,948	3,717	10,729	8,045	8,448
Change in unrealized gain (loss) on investments	5,684	(11,020)	15,423	(40,700)	18,183	(32,327)	15,024	(34,492)
Reinvested capital gains	5,145	2,066	-	-	11,137	-	12,668	15,161
Net increase (decrease) in contract owners' equity resulting from operations	13,050	(7,011)	25,538	(44,329)	36,404	(17,858)	35,448	(10,633)
Equity transactions:
Purchase payments received from contract owners (note 4)	90	286	1,515	3,021	2,908	3,578	2,348	3,045
Transfers between funds	(14,945)	(16,062)	(138,577)	68,430	(26,888)	(35,613)	(13,517)	(8,641)
Redemptions (notes 2, 3 and 4)	(4,757)	(40,440)	(40,738)	(194,071)	(5,759)	(8,511)	(13,512)	(2,880)
Adjustments to maintain reserves	3	(23)	(41)	22	(7)	10	(37)	30
Net equity transactions	(19,609)	(56,239)	(177,841)	(122,598)	(29,746)	(40,536)	(24,718)	(8,446)
Net change in contract owners' equity	(6,559)	(63,250)	(152,303)	(166,927)	6,658	(58,394)	10,730	(19,079)
Contract owners' equity beginning of period	130,122	193,372	687,051	853,978	195,857	254,251	126,760	145,839
Contract owners' equity end of period	$123,563	130,122	534,748	687,051	202,515	195,857	137,490	126,760
CHANGES IN UNITS:
Beginning units	10,799	15,200	69,982	81,754	14,576	17,170	7,114	7,523
Units purchased	7	424	7,503	23,280	543	355	1,384	1,478
Units redeemed	(1,569)	(4,825)	(24,986)	(35,052)	(2,550)	(2,949)	(2,614)	(1,887)
Ending units	9,237	10,799	52,499	69,982	12,569	14,576	5,884	7,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SBLN		SBLO		SBLP		SBLQ
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,739	3,319	1,119	93	33,098	28,127	(1,638)	(4,442)
Realized gain (loss) on investments	4,875	13,443	919	19,777	(28,933)	(2,714)	(13,771)	(2,787)
Change in unrealized gain (loss) on investments	128,037	(131,581)	35,102	(101,583)	42,756	(51,141)	82,318	(121,728)
Reinvested capital gains	6,803	56,796	21,941	29,954	-	-	30,419	55,911
Net increase (decrease) in contract owners' equity resulting from operations	144,454	(58,023)	59,081	(51,759)	46,921	(25,728)	97,328	(73,046)
Equity transactions:
Purchase payments received from contract owners (note 4)	17,144	15,809	1,471	2,407	8,938	52,899	12,243	12,782
Transfers between funds	12,027	211,577	(138,890)	177,110	(174,546)	99,055	14,760	8,204
Redemptions (notes 2, 3 and 4)	(37,623)	(35,144)	(42,983)	(47,147)	(32,678)	(18,563)	(41,432)	(73,343)
Adjustments to maintain reserves	9	(84)	(13)	52	(45)	30	(122)	84
Net equity transactions	(8,443)	192,158	(180,415)	132,422	(198,331)	133,421	(14,551)	(52,273)
Net change in contract owners' equity	136,011	134,135	(121,334)	80,663	(151,410)	107,693	82,777	(125,319)
Contract owners' equity beginning of period	760,272	626,137	328,210	247,547	482,824	375,131	461,864	587,183
Contract owners' equity end of period	$896,283	760,272	206,876	328,210	331,414	482,824	544,641	461,864
CHANGES IN UNITS:
Beginning units	45,296	34,795	17,613	11,751	25,131	18,538	23,154	25,423
Units purchased	1,468	15,126	498	8,471	634	8,145	1,536	1,946
Units redeemed	(1,821)	(4,625)	(9,020)	(2,609)	(10,173)	(1,552)	(2,160)	(4,215)
Ending units	44,943	45,296	9,091	17,613	15,592	25,131	22,530	23,154

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SBLV		SBLX		SBLY		ACEG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,489)	(9,217)	(389)	(53)	720	366	(38,743)	(45,880)
Realized gain (loss) on investments	(9,866)	55,404	(886)	796	5,404	7,107	18,882	294,886
Change in unrealized gain (loss) on investments	195,732	(511,802)	11,353	(28,945)	9,170	(24,936)	368,999	(517,080)
Reinvested capital gains	161,776	233,124	9,277	15,250	6,861	13,452	361,690	171,600
Net increase (decrease) in contract owners' equity resulting from operations	344,153	(232,491)	19,355	(12,952)	22,155	(4,011)	710,828	(96,474)
Equity transactions:
Purchase payments received from contract owners (note 4)	36,032	93,215	2,258	759	3,631	2,995	85,885	29,743
Transfers between funds	(138,795)	10,730	(24,791)	24,001	(39,771)	(11,096)	14,165	56,770
Redemptions (notes 2, 3 and 4)	(137,211)	(129,129)	(5,347)	(1,498)	(175)	(4,202)	(320,275)	(302,017)
Adjustments to maintain reserves	107	(72)	(7)	7	-	5	(123)	43
Net equity transactions	(239,867)	(25,256)	(27,887)	23,269	(36,315)	(12,298)	(220,348)	(215,461)
Net change in contract owners' equity	104,286	(257,747)	(8,532)	10,317	(14,160)	(16,309)	490,480	(311,935)
Contract owners' equity beginning of period	1,435,378	1,693,125	88,937	78,620	82,791	99,100	2,296,234	2,608,169
Contract owners' equity end of period	$1,539,664	1,435,378	80,405	88,937	68,631	82,791	2,786,714	2,296,234
CHANGES IN UNITS:
Beginning units	72,735	73,814	4,858	3,810	4,235	4,825	120,845	130,130
Units purchased	2,909	7,591	252	1,234	369	730	30,265	94,473
Units redeemed	(13,382)	(8,670)	(1,572)	(186)	(1,937)	(1,320)	(41,733)	(103,758)
Ending units	62,262	72,735	3,538	4,858	2,667	4,235	109,377	120,845

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACC2		ACEG		AVGI		AVCE2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,944)	(13,660)	(605)	(689)	(18)	(12)	(7,461)	(8,799)
Realized gain (loss) on investments	232,170	351,159	7,143	3,410	(38)	-	14,438	11,729
Change in unrealized gain (loss) on investments	(8,836)	(1,076,279)	1,807	(8,008)	474	(536)	39,263	(80,759)
Reinvested capital gains	349,102	316,810	6,221	3,497	207	209	47,459	28,931
Net increase (decrease) in contract owners' equity resulting from operations	567,492	(421,970)	14,566	(1,790)	625	(339)	93,699	(48,898)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,677	55,345	7,694	482	-	-	-	-
Transfers between funds	2,558	(162,352)	(359)	(1,205)	-	-	(99)	329
Redemptions (notes 2, 3 and 4)	(334,890)	(403,619)	(19,701)	(5,830)	(1,563)	-	(45,507)	(32,051)
Adjustments to maintain reserves	(129)	58	11	(13)	(7)	(3)	(41)	14
Net equity transactions	(330,784)	(510,568)	(12,355)	(6,566)	(1,570)	(3)	(45,647)	(31,708)
Net change in contract owners' equity	236,708	(932,538)	2,211	(8,356)	(945)	(342)	48,052	(80,606)
Contract owners' equity beginning of period	2,621,855	3,554,393	46,133	54,489	2,880	3,222	371,249	451,855
Contract owners' equity end of period	$2,858,563	2,621,855	48,344	46,133	1,935	2,880	419,301	371,249
CHANGES IN UNITS:
Beginning units	128,798	149,931	2,561	2,882	144	144	25,065	27,025
Units purchased	2,768	8,823	356	24	-	-	-	19
Units redeemed	(16,582)	(29,956)	(929)	(345)	(65)	-	(2,566)	(1,979)
Ending units	114,984	128,798	1,988	2,561	79	144	22,499	25,065

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVKEI1		IVHS		IVRE		IVMCC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$5,321	3,928	(3,977)	(3,481)	6,784	5,673	(1,365)	(2,227)
Realized gain (loss) on investments	1,655	10,829	(26,269)	(5,060)	4,987	235	(1,406)	(5,425)
Change in unrealized gain (loss) on investments	32,542	(77,147)	118,179	(33,064)	27,036	(23,508)	21,222	(48,862)
Reinvested capital gains	28,664	18,213	8,748	40,622	232	2,504	15,633	25,314
Net increase (decrease) in contract owners' equity resulting from operations	68,182	(44,177)	96,681	(983)	39,039	(15,096)	34,084	(31,200)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,463	393	10,658	10,222	5,406	16,801	113	32,645
Transfers between funds	(16)	27	28,961	12,405	(16,912)	(16,438)	(45,913)	15,947
Redemptions (notes 2, 3 and 4)	(24,724)	(68,316)	(36,825)	(17,936)	(23,339)	(13,442)	(2,722)	(328,007)
Adjustments to maintain reserves	(15)	12	(68)	71	4	19	(5)	(10)
Net equity transactions	(17,292)	(67,884)	2,726	4,762	(34,841)	(13,060)	(48,527)	(279,425)
Net change in contract owners' equity	50,890	(112,061)	99,407	3,779	4,198	(28,156)	(14,443)	(310,625)
Contract owners' equity beginning of period	367,461	479,522	298,962	295,183	188,963	217,119	161,935	472,560
Contract owners' equity end of period	$418,351	367,461	398,369	298,962	193,161	188,963	147,492	161,935
CHANGES IN UNITS:
Beginning units	25,275	29,424	13,264	13,070	13,854	14,768	11,848	30,149
Units purchased	468	26	3,270	1,221	503	1,556	75	3,495
Units redeemed	(1,539)	(4,175)	(3,026)	(1,027)	(2,719)	(2,470)	(3,200)	(21,796)
Ending units	24,204	25,275	13,508	13,264	11,638	13,854	8,723	11,848

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVKMG2		OVIGS		OVGR		OVGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(16,092)	(17,272)	(4,819)	(7,037)	(35,708)	(28,681)	(230,158)	(173,452)
Realized gain (loss) on investments	9,234	24,410	3,701	80,971	237,991	81,316	(47,817)	1,516,503
Change in unrealized gain (loss) on investments	138,955	(236,877)	279,965	(497,499)	472,154	(535,548)	11,136,240	(22,335,630)
Reinvested capital gains	198,534	150,476	75,140	36,998	324,823	272,223	13,433,624	7,208,371
Net increase (decrease) in contract owners' equity resulting from operations	330,631	(79,263)	353,987	(386,567)	999,260	(210,690)	24,291,889	(13,784,208)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,759	109	37,120	12,931	39,425	50,584	1,119,360	1,388,795
Transfers between funds	74,874	(9,404)	269,336	(2,845)	(186,173)	(173,529)	(1,708,642)	(1,985,443)
Redemptions (notes 2, 3 and 4)	(154,719)	(141,362)	(121,329)	(101,585)	(441,476)	(236,107)	(9,334,018)	(10,525,620)
Adjustments to maintain reserves	(36)	(21)	(60)	(2)	5,600	(96)	96,045	432
Net equity transactions	(78,122)	(150,678)	185,067	(91,501)	(582,624)	(359,148)	(9,827,255)	(11,121,836)
Net change in contract owners' equity	252,509	(229,941)	539,054	(478,068)	416,636	(569,838)	14,464,634	(24,906,044)
Contract owners' equity beginning of period	1,028,134	1,258,075	1,260,915	1,738,983	3,104,093	3,673,931	83,819,251	108,725,295
Contract owners' equity end of period	$1,280,643	1,028,134	1,799,969	1,260,915	3,520,729	3,104,093	98,283,885	83,819,251
CHANGES IN UNITS:
Beginning units	62,022	70,739	142,335	156,310	102,493	112,906	3,705,894	4,124,005
Units purchased	27,514	35,477	38,414	51,416	3,002	2,673	92,447	150,683
Units redeemed	(31,472)	(44,194)	(20,254)	(65,391)	(19,411)	(13,086)	(470,855)	(568,794)
Ending units	58,064	62,022	160,495	142,335	86,084	102,493	3,327,486	3,705,894

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGSS		OVGI		OVGIS		OVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,431)	(9,742)	(25,990)	39,484	(13,171)	(13,701)	(62,983)	(71,993)
Realized gain (loss) on investments	26,420	111,305	4,000,836	4,759,079	(11,098)	230,215	(266,297)	(12,342)
Change in unrealized gain (loss) on investments	61,620	(285,261)	4,014,724	(19,068,244)	145,930	(497,874)	1,253,429	(1,905,666)
Reinvested capital gains	108,020	63,298	12,580,098	7,383,055	231,017	151,685	625,526	1,095,474
Net increase (decrease) in contract owners' equity resulting from operations	186,629	(120,400)	20,569,668	(6,886,626)	352,678	(129,675)	1,549,675	(894,527)
Equity transactions:
Purchase payments received from contract owners (note 4)	15	-	512,670	817,650	31,377	7,260	89,558	122,392
Transfers between funds	(5,665)	(2,799)	(2,866,085)	(2,434,568)	(15,868)	(152,463)	(857,958)	(668,822)
Redemptions (notes 2, 3 and 4)	(21,785)	(169,834)	(9,259,977)	(10,207,767)	(379,803)	(229,977)	(894,749)	(920,955)
Adjustments to maintain reserves	(85)	(17)	64,465	(32)	(64)	26	(109)	(60)
Net equity transactions	(27,520)	(172,650)	(11,548,927)	(11,824,717)	(364,358)	(375,154)	(1,663,258)	(1,467,445)
Net change in contract owners' equity	159,109	(293,050)	9,020,741	(18,711,343)	(11,680)	(504,829)	(113,583)	(2,361,972)
Contract owners' equity beginning of period	655,629	948,679	71,225,290	89,936,633	1,310,590	1,815,419	6,959,776	9,321,748
Contract owners' equity end of period	$814,738	655,629	80,246,031	71,225,290	1,298,910	1,310,590	6,846,193	6,959,776
CHANGES IN UNITS:
Beginning units	28,001	34,278	2,794,427	3,217,862	65,818	82,046	368,444	437,678
Units purchased	-	-	39,372	60,798	3,701	3,694	19,284	44,530
Units redeemed	(888)	(6,277)	(426,115)	(484,233)	(19,094)	(19,922)	(97,730)	(113,764)
Ending units	27,113	28,001	2,407,684	2,794,427	50,425	65,818	289,998	368,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	OVSCS		OVAG		OVSB		OVSBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,454)	(1,890)	(600,896)	(608,349)	87,915	148,888	16,398	30,086
Realized gain (loss) on investments	9,640	16,160	2,548,028	3,193,139	(79,696)	(107,606)	(9,594)	(39,779)
Change in unrealized gain (loss) on investments	6,514	(48,343)	7,879,175	(13,411,397)	307,456	(263,541)	76,406	(67,272)
Reinvested capital gains	10,356	20,404	6,970,907	7,586,567	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	25,056	(13,669)	16,797,214	(3,240,040)	315,675	(222,259)	83,210	(76,965)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	111	550,628	523,006	18,254	68,580	41	21,111
Transfers between funds	(13,634)	(11,118)	(205,974)	(1,378,746)	(182,203)	(134,622)	62,833	(204,371)
Redemptions (notes 2, 3 and 4)	(10,459)	(28,190)	(5,697,076)	(5,214,846)	(443,160)	(457,410)	(118,259)	(226,207)
Adjustments to maintain reserves	(25)	(3)	(887)	481	(86)	17	2,185	47
Net equity transactions	(24,118)	(39,200)	(5,353,309)	(6,070,105)	(607,195)	(523,435)	(53,200)	(409,420)
Net change in contract owners' equity	938	(52,869)	11,443,905	(9,310,145)	(291,520)	(745,694)	30,010	(486,385)
Contract owners' equity beginning of period	111,878	164,747	45,928,049	55,238,194	3,550,704	4,296,398	975,536	1,461,921
Contract owners' equity end of period	$112,816	111,878	57,371,954	45,928,049	3,259,184	3,550,704	1,005,546	975,536
CHANGES IN UNITS:
Beginning units	-	-	1,695,111	1,894,158	344,577	394,011	58,170	81,296
Units purchased	-	-	89,895	66,287	22,551	48,502	5,289	3,449
Units redeemed	-	-	(249,258)	(265,334)	(78,397)	(97,936)	(7,756)	(26,575)
Ending units	-	-	1,535,748	1,695,111	288,731	344,577	55,703	58,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRASP		WRBP		WRBDP		WRCEP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$555,645	442,751	234,911	188,381	605,846	416,824	(402,079)	(554,945)
Realized gain (loss) on investments	(419,925)	924,658	(1,562,500)	(1,121,623)	(248,675)	(493,458)	(671,642)	2,100,862
Change in unrealized gain (loss) on investments	8,958,862	(8,107,751)	5,203,882	(1,181,524)	3,439,224	(1,352,922)	13,051,806	(11,777,440)
Reinvested capital gains	2,373,167	2,721,348	2,856,342	628,662	-	58,605	7,798,625	6,764,589
Net increase (decrease) in contract owners' equity resulting from operations	11,467,749	(4,018,994)	6,732,635	(1,486,104)	3,796,395	(1,370,951)	19,776,710	(3,466,934)
Equity transactions:
Purchase payments received from contract owners (note 4)	928,805	925,712	829,819	428,608	395,713	816,557	970,944	1,096,222
Transfers between funds	(3,058,731)	(3,317,433)	(773,063)	152,406	762,203	(1,320,799)	(2,510,399)	(3,292,814)
Redemptions (notes 2, 3 and 4)	(9,518,294)	(10,609,550)	(6,215,835)	(6,475,391)	(5,341,211)	(7,377,364)	(11,453,020)	(13,463,028)
Adjustments to maintain reserves	4,692	(47)	1,416	7	115	-	697	52
Net equity transactions	(11,643,528)	(13,001,318)	(6,157,663)	(5,894,370)	(4,183,180)	(7,881,606)	(12,991,778)	(15,659,568)
Net change in contract owners' equity	(175,779)	(17,020,312)	574,972	(7,380,474)	(386,785)	(9,252,557)	6,784,932	(19,126,502)
Contract owners' equity beginning of period	61,030,651	78,050,963	35,025,077	42,405,551	36,509,136	45,761,693	71,549,366	90,675,868
Contract owners' equity end of period	$60,854,872	61,030,651	35,600,049	35,025,077	36,122,351	36,509,136	78,334,298	71,549,366
CHANGES IN UNITS:
Beginning units	2,151,884	2,573,926	1,598,557	1,850,804	2,185,621	2,656,365	3,336,413	3,994,048
Units purchased	44,241	72,183	88,805	74,455	162,339	172,668	75,697	99,693
Units redeemed	(414,885)	(494,225)	(344,855)	(326,702)	(398,268)	(643,412)	(595,708)	(757,328)
Ending units	1,781,240	2,151,884	1,342,507	1,598,557	1,949,692	2,185,621	2,816,402	3,336,413

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRDIV		WRENG		WRGBP		WRGNR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$165,066	63,960	(20,344)	(33,156)	67,615	64,340	(5,283)	(38,883)
Realized gain (loss) on investments	(799,170)	402,810	(212,681)	(420,781)	(8,323)	(89,360)	(485,147)	(304,699)
Change in unrealized gain (loss) on investments	16,694	(2,817,867)	279,877	(493,871)	160,525	(26,775)	778,505	(801,927)
Reinvested capital gains	2,483,811	907,628	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	1,866,401	(1,443,469)	46,852	(947,808)	219,817	(51,795)	288,075	(1,145,509)
Equity transactions:
Purchase payments received from contract owners (note 4)	51,775	15,120	25,959	39,690	2,932	7,111	55,875	40,061
Transfers between funds	(644,089)	(533,317)	200,178	(234,477)	(54,227)	56,894	56,987	(111,734)
Redemptions (notes 2, 3 and 4)	(1,638,464)	(1,486,045)	(269,399)	(620,242)	(789,724)	(780,800)	(649,542)	(777,449)
Adjustments to maintain reserves	(95)	32	(77)	29	(38)	-	(68)	9
Net equity transactions	(2,230,873)	(2,004,210)	(43,339)	(815,000)	(841,057)	(716,795)	(536,748)	(849,113)
Net change in contract owners' equity	(364,472)	(3,447,679)	3,513	(1,762,808)	(621,240)	(768,590)	(248,673)	(1,994,622)
Contract owners' equity beginning of period	9,572,415	13,020,094	1,767,892	3,530,700	3,100,402	3,868,992	3,483,485	5,478,107
Contract owners' equity end of period	$9,207,943	9,572,415	1,771,405	1,767,892	2,479,162	3,100,402	3,234,812	3,483,485
CHANGES IN UNITS:
Beginning units	465,003	552,231	246,388	320,560	287,660	354,796	408,317	487,297
Units purchased	9,348	21,444	47,858	31,074	28,674	47,503	34,984	30,588
Units redeemed	(106,977)	(108,672)	(53,004)	(105,246)	(103,703)	(114,639)	(92,910)	(109,568)
Ending units	367,374	465,003	241,242	246,388	212,631	287,660	350,391	408,317

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRGP		WRHIP		WRIP		WRI2P
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121,073)	(1,140,519)	2,569,928	2,985,386	(88,477)	(140,701)	44,417	50,325
Realized gain (loss) on investments	885,665	5,777,106	(1,765,085)	(1,205,473)	(2,498,545)	1,372,329	(342,979)	150,595
Change in unrealized gain (loss) on investments	4,853,278	(13,848,471)	3,794,898	(3,322,354)	(5,870,594)	(3,809,234)	1,000,408	(2,499,984)
Reinvested capital gains	25,196,263	11,668,389	-	-	12,576,085	1,304,626	744,763	287,208
Net increase (decrease) in contract owners' equity resulting from operations	29,814,133	2,456,505	4,599,741	(1,542,441)	4,118,469	(1,272,980)	1,446,609	(2,011,856)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,131,682	755,701	1,018,656	2,531,603	118,821	368,678	62,235	73,487
Transfers between funds	(2,230,048)	(1,916,626)	(1,514,555)	(1,592,508)	(94,421)	(405,211)	526,400	757,877
Redemptions (notes 2, 3 and 4)	(14,327,716)	(15,477,659)	(8,375,251)	(9,336,610)	(2,957,026)	(3,093,819)	(1,191,434)	(1,384,967)
Adjustments to maintain reserves	342	(143)	1,360	(27)	(54)	(6)	2,587	(57)
Net equity transactions	(15,425,740)	(16,638,727)	(8,869,790)	(8,397,542)	(2,932,680)	(3,130,358)	(600,212)	(553,660)
Net change in contract owners' equity	14,388,393	(14,182,222)	(4,270,049)	(9,939,983)	1,185,789	(4,403,338)	846,397	(2,565,516)
Contract owners' equity beginning of period	89,862,275	104,044,497	49,302,622	59,242,605	17,841,499	22,244,837	8,360,913	10,926,429
Contract owners' equity end of period	$104,250,668	89,862,275	45,032,573	49,302,622	19,027,288	17,841,499	9,207,310	8,360,913
CHANGES IN UNITS:
Beginning units	3,740,610	4,379,946	1,718,545	1,999,954	1,068,749	1,235,872	454,798	483,605
Units purchased	100,364	116,986	97,768	231,046	32,172	64,838	57,640	70,629
Units redeemed	(628,941)	(756,322)	(392,222)	(512,455)	(185,174)	(231,961)	(86,620)	(99,436)
Ending units	3,212,033	3,740,610	1,424,091	1,718,545	915,747	1,068,749	425,818	454,798

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRLTBP		WRMCG		WRMMP		WRRESP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$17,464	28,866	(191,038)	(184,449)	99,911	60,885	26,518	29,942
Realized gain (loss) on investments	(4,834)	(49,326)	647,689	841,694	-	-	(411,204)	(312,089)
Change in unrealized gain (loss) on investments	86,606	(4,059)	1,786,125	(1,525,840)	-	-	1,530,591	(570,042)
Reinvested capital gains	-	-	2,981,473	770,843	1,802	108	24,762	423,486
Net increase (decrease) in contract owners' equity resulting from operations	99,236	(24,519)	5,224,249	(97,752)	101,713	60,993	1,170,667	(428,703)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,812	14,966	71,659	405,498	4,690,655	6,649,257	26,048	28,696
Transfers between funds	221,518	(247,036)	697,879	1,405,296	10,651,219	14,988,540	(596,376)	(195,402)
Redemptions (notes 2, 3 and 4)	(1,022,527)	(673,995)	(3,367,613)	(2,903,060)	(16,005,913)	(20,067,621)	(916,102)	(911,113)
Adjustments to maintain reserves	(28)	(13)	108	(23)	668	(437)	16	18
Net equity transactions	(796,225)	(906,078)	(2,597,967)	(1,092,289)	(663,371)	1,569,739	(1,486,414)	(1,077,801)
Net change in contract owners' equity	(696,989)	(930,597)	2,626,282	(1,190,041)	(561,658)	1,630,732	(315,747)	(1,506,504)
Contract owners' equity beginning of period	4,052,384	4,982,981	14,677,512	15,867,553	14,231,756	12,601,024	5,445,535	6,952,039
Contract owners' equity end of period	$3,355,395	4,052,384	17,303,794	14,677,512	13,670,098	14,231,756	5,129,788	5,445,535
CHANGES IN UNITS:
Beginning units	396,655	485,307	493,821	528,087	1,365,353	1,215,976	235,160	280,422
Units purchased	68,724	140,874	71,241	111,728	1,906,722	2,434,881	5,059	17,888
Units redeemed	(146,291)	(229,526)	(138,515)	(145,994)	(1,969,214)	(2,285,504)	(60,232)	(63,150)
Ending units	319,088	396,655	426,547	493,821	1,302,861	1,365,353	179,987	235,160

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRSTP		WRSCP		WRSCV		WRVP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(659,662)	(696,168)	(420,890)	(297,683)	(57,720)	(59,441)	(89,975)	245,215
Realized gain (loss) on investments	5,531,972	6,914,264	959,634	567,940	(173,459)	(21,901)	366,883	1,516,247
Change in unrealized gain (loss) on investments	12,394,838	(16,673,417)	4,118,126	(15,053,578)	298,150	(1,586,593)	4,495,802	(5,086,545)
Reinvested capital gains	5,356,772	7,700,562	2,801,512	13,221,102	991,111	1,053,777	1,599,701	997,888
Net increase (decrease) in contract owners' equity resulting from operations	22,623,920	(2,754,759)	7,458,382	(1,562,219)	1,058,082	(614,158)	6,372,411	(2,327,195)
Equity transactions:
Purchase payments received from contract owners (note 4)	519,182	656,364	311,611	223,386	7,498	47,406	340,204	211,325
Transfers between funds	(1,776,580)	(1,141,576)	(148,251)	1,775,081	244,051	(78,520)	(544,581)	(1,236,697)
Redemptions (notes 2, 3 and 4)	(9,653,467)	(8,946,242)	(5,518,352)	(5,984,163)	(973,552)	(728,834)	(4,287,872)	(4,760,588)
Adjustments to maintain reserves	2,808	(92)	61	(29)	(110)	(16)	4	(161)
Net equity transactions	(10,908,057)	(9,431,546)	(5,354,931)	(3,985,725)	(722,113)	(759,964)	(4,492,245)	(5,786,121)
Net change in contract owners' equity	11,715,863	(12,186,305)	2,103,451	(5,547,944)	335,969	(1,374,122)	1,880,166	(8,113,316)
Contract owners' equity beginning of period	50,550,701	62,737,006	34,795,992	40,343,936	4,787,819	6,161,941	27,367,662	35,480,978
Contract owners' equity end of period	$62,266,564	50,550,701	36,899,443	34,795,992	5,123,788	4,787,819	29,247,828	27,367,662
CHANGES IN UNITS:
Beginning units	1,552,137	1,804,275	1,468,761	1,614,615	192,670	219,705	1,146,049	1,362,899
Units purchased	58,918	87,862	45,893	146,291	19,530	27,121	41,646	50,572
Units redeemed	(318,419)	(340,000)	(238,163)	(292,145)	(44,417)	(54,156)	(206,624)	(267,422)
Ending units	1,292,636	1,552,137	1,276,491	1,468,761	167,783	192,670	981,071	1,146,049

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	JPMMV1		JABS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$74,402	(27,005)	265	353	33,934	37,000	(1,005,465)	54,389
Realized gain (loss) on investments	366,802	844,629	3,264	4,349	(10,561)	(28,899)	794,457	385,389
Change in unrealized gain (loss) on investments	1,969,973	(3,238,549)	8,073	(7,010)	137,474	(59,253)	19,397,158	(11,129,406)
Reinvested capital gains	1,028,683	284,853	1,882	1,905	-	-	7,720,442	11,818,407
Net increase (decrease) in contract owners' equity resulting from operations	3,439,860	(2,136,072)	13,484	(403)	160,847	(51,152)	26,906,592	1,128,779
Equity transactions:
Purchase payments received from contract owners (note 4)	169,186	111,268	-	109	5,466	8,217	779,909	909,451
Transfers between funds	(735,827)	(1,128,582)	-	-	152,144	257,828	(1,370,358)	(1,119,717)
Redemptions (notes 2, 3 and 4)	(1,541,944)	(1,527,691)	(5,954)	(11,361)	(230,868)	(147,367)	(8,944,121)	(9,544,014)
Adjustments to maintain reserves	(244)	101	-	-	(52)	(7)	18,285	245
Net equity transactions	(2,108,829)	(2,544,904)	(5,954)	(11,252)	(73,310)	118,671	(9,516,285)	(9,754,035)
Net change in contract owners' equity	1,331,031	(4,680,976)	7,530	(11,655)	87,537	67,519	17,390,307	(8,625,256)
Contract owners' equity beginning of period	14,303,189	18,984,165	67,437	79,092	2,163,932	2,096,413	79,580,758	88,206,014
Contract owners' equity end of period	$15,634,220	14,303,189	74,967	67,437	2,251,469	2,163,932	96,971,065	79,580,758
CHANGES IN UNITS:
Beginning units	512,409	592,502	-	-	219,180	206,960	3,542,205	3,950,208
Units purchased	23,254	31,558	-	-	30,671	86,237	123,499	172,166
Units redeemed	(88,239)	(111,651)	-	-	(39,049)	(74,017)	(480,252)	(580,169)
Ending units	447,424	512,409	-	-	210,802	219,180	3,185,452	3,542,205

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(299,337)	(35,314)	263,665	223,894	(4,286)	18,896	18,576	10,694
Realized gain (loss) on investments	3,338,151	4,003,522	(2,252,683)	(2,725,960)	(5,884)	135,814	4,578	(5,022)
Change in unrealized gain (loss) on investments	8,756,216	(5,487,393)	10,337,062	(4,225,194)	413,871	(961,647)	17,971	(15,960)
Reinvested capital gains	2,926,965	1,363,595	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	14,721,995	(155,590)	8,348,044	(6,727,260)	403,701	(806,937)	41,125	(10,288)
Equity transactions:
Purchase payments received from contract owners (note 4)	417,182	918,475	572,387	448,976	26,845	32,812	3,036	1,233
Transfers between funds	(12,898)	1,237,670	(105,057)	(1,790,971)	(182,025)	(555,131)	561,677	100,681
Redemptions (notes 2, 3 and 4)	(4,469,989)	(4,511,374)	(3,633,524)	(4,476,337)	(295,423)	(262,028)	(72,235)	(60,425)
Adjustments to maintain reserves	2,501	93	(10,992)	(177)	(51)	1	(54)	4
Net equity transactions	(4,063,204)	(2,355,136)	(3,177,186)	(5,818,509)	(450,654)	(784,346)	492,424	41,493
Net change in contract owners' equity	10,658,791	(2,510,726)	5,170,858	(12,545,769)	(46,953)	(1,591,283)	533,549	31,205
Contract owners' equity beginning of period	36,177,939	38,688,665	34,579,038	47,124,807	2,671,417	4,262,700	501,164	469,959
Contract owners' equity end of period	$46,836,730	36,177,939	39,749,896	34,579,038	2,624,464	2,671,417	1,034,713	501,164
CHANGES IN UNITS:
Beginning units	2,763,215	2,948,561	2,946,405	3,370,989	292,949	376,424	49,910	45,811
Units purchased	305,163	491,108	137,588	97,973	31,872	63,539	61,883	12,198
Units redeemed	(570,531)	(676,454)	(378,847)	(522,557)	(79,055)	(147,014)	(15,757)	(8,099)
Ending units	2,497,847	2,763,215	2,705,146	2,946,405	245,766	292,949	96,036	49,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	M2IGSS		MMCGSC		MNDSC		MVFSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,975)	(1,868)	(13,398)	(14,549)	(34,902)	(25,636)	226,348	44,269
Realized gain (loss) on investments	1,859	1,283	29,459	66,518	(9,958)	267,659	929,348	2,361,292
Change in unrealized gain (loss) on investments	50,661	(11,814)	101,864	(190,552)	223,441	(652,121)	5,068,382	(8,617,821)
Reinvested capital gains	17,153	11,797	102,220	128,664	617,125	306,456	1,413,213	2,361,259
Net increase (decrease) in contract owners' equity resulting from operations	67,698	(602)	220,145	(9,919)	795,706	(103,642)	7,637,291	(3,851,001)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10,056	42,099	6,140	5,156	422,099	304,601
Transfers between funds	-	-	(17,485)	113,442	760,795	467,481	(521,915)	(2,520,047)
Redemptions (notes 2, 3 and 4)	(10,813)	(12,378)	(272,855)	(135,859)	(313,944)	(167,022)	(4,590,329)	(3,926,985)
Adjustments to maintain reserves	2	(3)	9	10	(49)	(19)	32,049	(37)
Net equity transactions	(10,811)	(12,381)	(280,275)	19,692	452,942	305,596	(4,658,096)	(6,142,468)
Net change in contract owners' equity	56,887	(12,983)	(60,130)	9,773	1,248,648	201,954	2,979,195	(9,993,469)
Contract owners' equity beginning of period	183,621	196,604	710,373	700,600	1,873,782	1,671,828	29,133,820	39,127,289
Contract owners' equity end of period	$240,508	183,621	650,243	710,373	3,122,430	1,873,782	32,113,015	29,133,820
CHANGES IN UNITS:
Beginning units	-	-	37,686	36,826	105,439	91,074	1,442,810	1,716,544
Units purchased	-	-	2,015	7,790	80,433	79,551	94,518	68,381
Units redeemed	-	-	(14,687)	(6,930)	(57,386)	(65,186)	(296,673)	(342,115)
Ending units	-	-	25,014	37,686	128,486	105,439	1,240,655	1,442,810

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	MVIGSC		MVIVSC		MSGI2		MSVFI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$188	-	59,626	(53,609)	15,278	18,650	143,019	65,294
Realized gain (loss) on investments	(465)	-	788,314	650,003	7,969	(4,717)	51,036	14,997
Change in unrealized gain (loss) on investments	1,066	-	2,875,343	(3,182,590)	193,715	(151,056)	234,343	(177,159)
Reinvested capital gains	5,958	-	609,600	240,722	51,725	42,358	-	-
Net increase (decrease) in contract owners' equity resulting from operations	6,747	-	4,332,883	(2,345,474)	268,687	(94,765)	428,398	(96,868)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	120,949	168,064	22,084	23,025	33,757	8,429
Transfers between funds	81,139	-	22,856	930,168	157,674	33,253	1,913,254	(62,256)
Redemptions (notes 2, 3 and 4)	(5,198)	-	(2,532,567)	(2,233,130)	(61,804)	(72,817)	(552,976)	(901,055)
Adjustments to maintain reserves	(3)	-	(1,163)	1	(41)	4	(50)	(25)
Net equity transactions	75,938	-	(2,389,925)	(1,134,897)	117,913	(16,535)	1,393,985	(954,907)
Net change in contract owners' equity	82,685	-	1,942,958	(3,480,371)	386,600	(111,300)	1,822,383	(1,051,775)
Contract owners' equity beginning of period	-	-	18,817,326	22,297,697	983,070	1,094,370	3,973,391	5,025,166
Contract owners' equity end of period	$82,685	-	20,760,284	18,817,326	1,369,670	983,070	5,795,774	3,973,391
CHANGES IN UNITS:
Beginning units	-	-	1,031,069	1,089,314	103,683	105,157	287,592	356,269
Units purchased	8,115	-	79,644	149,933	31,339	35,268	190,835	65,018
Units redeemed	(512)	-	(196,005)	(208,178)	(20,793)	(36,742)	(100,034)	(133,695)
Ending units	7,603	-	914,708	1,031,069	114,229	103,683	378,393	287,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	MSVF2		MSEM		MSVMG		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$12,264	2,225	186,179	204,637	(1,314)	(1,096)	4,089	10,948
Realized gain (loss) on investments	11,181	1,914	74,919	3,732	633	1,218	230,975	28,523
Change in unrealized gain (loss) on investments	27,685	(22,036)	262,746	(604,857)	11,463	(8,181)	(123,363)	(135,703)
Reinvested capital gains	-	-	-	-	10,718	12,851	39,080	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,130	(17,897)	523,844	(396,488)	21,500	4,792	150,781	(96,232)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	5,627	8,721	-	765	11,233	194
Transfers between funds	(4,975)	37,109	(142,878)	(34,961)	-	-	(15,703)	22,747
Redemptions (notes 2, 3 and 4)	(80,218)	(12,179)	(886,606)	(382,181)	(1,015)	(2,924)	(385,231)	(28,781)
Adjustments to maintain reserves	2,300	3	1,543	(27)	(10)	(701)	7,855	(613)
Net equity transactions	(82,893)	24,933	(1,022,314)	(408,448)	(1,025)	(2,860)	(381,846)	(6,453)
Net change in contract owners’ equity	(31,763)	7,036	(498,470)	(804,936)	20,475	1,932	(231,065)	(102,685)
Contract owners’ equity beginning of period	616,172	609,136	4,249,135	5,054,071	57,180	55,248	939,450	1,042,135
Contract owners’ equity end of period	$584,409	616,172	3,750,665	4,249,135	77,655	57,180	708,385	939,450
CHANGES IN UNITS:
Beginning units	43,085	40,685	111,821	123,055	3,339	3,504	21,356	21,182
Units purchased	4	2,771	365	1,532	-	-	163	575
Units redeemed	(5,525)	(371)	(24,142)	(12,766)	(45)	(165)	(7,655)	(401)
Ending units	37,564	43,085	88,044	111,821	3,294	3,339	13,864	21,356

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVFIII		GBF		GBF2		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(42)	-	857,555	814,570	2,539	(415)	1,103,358	520,571
Realized gain (loss) on investments	(766)	-	(1,889,563)	(1,995,011)	(11,929)	(53,226)	223,071	301,133
Change in unrealized gain (loss) on investments	(2)	-	4,886,976	38,387	54,239	19,372	1,029,572	(2,050,938)
Reinvested capital gains	1	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	(809)	-	3,854,968	(1,142,054)	44,849	(34,269)	2,356,001	(1,229,234)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	855,625	764,170	32,050	148	251,074	205,447
Transfers between funds	1,048	-	(652,025)	(890,998)	(15,129)	(26,868)	446,431	(436,481)
Redemptions (notes 2, 3 and 4)	(142)	-	(9,982,892)	(8,209,546)	(104,935)	(285,959)	(4,111,658)	(4,331,627)
Adjustments to maintain reserves	(3)	-	27,594	(331)	91	26	39,830	(260)
Net equity transactions	903	-	(9,751,698)	(8,336,705)	(87,923)	(312,653)	(3,374,323)	(4,562,921)
Net change in contract owners’ equity	94	-	(5,896,730)	(9,478,759)	(43,074)	(346,922)	(1,018,322)	(5,792,155)
Contract owners’ equity beginning of period	-	-	79,399,285	88,878,044	1,164,161	1,511,083	31,505,604	37,297,759
Contract owners’ equity end of period	$94	-	73,502,555	79,399,285	1,121,087	1,164,161	30,487,282	31,505,604
CHANGES IN UNITS:
Beginning units	-	-	4,518,239	5,000,192	96,356	121,441	1,565,384	1,786,833
Units purchased	7,248	-	803,083	357,995	7,795	4,233	92,172	112,018
Units redeemed	(7,239)	-	(1,346,287)	(839,948)	(14,899)	(29,318)	(254,308)	(333,467)
Ending units	9	-	3,975,035	4,518,239	89,252	96,356	1,403,248	1,565,384

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,279,865	1,409,037	68,134	117,513	56,815	45,278	124,981	102,460
Realized gain (loss) on investments	(149,682)	(314,158)	(23,503)	6,766	(33)	(18,165)	18,951	(38,111)
Change in unrealized gain (loss) on investments	2,472,609	(2,357,244)	650,873	(410,533)	236,695	(126,742)	235,353	(147,945)
Reinvested capital gains	-	-	31,683	37,594	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	3,602,792	(1,262,365)	727,187	(248,660)	293,477	(99,629)	379,285	(83,596)
Equity transactions:

Purchase payments received from contract owners (note 4)	91,228	320,915	344,806	29,033	7,836	42,555	78,250	10,052
Transfers between funds	478,765	(1,847,699)	87,103	(38,091)	(6,243)	(96,180)	1,464,718	582,008
Redemptions (notes 2, 3 and 4)	(3,590,388)	(3,824,497)	(1,302,838)	(930,447)	(330,522)	(258,342)	(648,817)	(452,059)
Adjustments to maintain reserves	25,542	(558)	684	(4)	(41)	(33)	1,418	30
Net equity transactions	(2,994,853)	(5,351,839)	(870,245)	(939,509)	(328,970)	(312,000)	895,569	140,031
Net change in contract owners’ equity	607,939	(6,614,204)	(143,058)	(1,188,169)	(35,493)	(411,629)	1,274,854	56,435
Contract owners’ equity beginning of period	28,147,850	34,762,054	9,944,200	11,132,369	3,478,820	3,890,449	5,276,242	5,219,807
Contract owners’ equity end of period	$28,755,789	28,147,850	9,801,142	9,944,200	3,443,327	3,478,820	6,551,096	5,276,242
CHANGES IN UNITS:
Beginning units	1,151,452	1,363,436	808,156	885,842	251,080	273,409	395,995	383,241
Units purchased	109,613	148,145	111,892	44,785	74,319	19,185	184,488	85,705
Units redeemed	(225,564)	(360,129)	(178,796)	(122,471)	(95,697)	(41,514)	(121,087)	(72,951)
Ending units	1,035,501	1,151,452	741,252	808,156	229,702	251,080	459,396	395,995

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVCBD2		NVSTB2		SAM		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,889	5,258	57,889	47,132	920,141	342,016	(957)	(627)
Realized gain (loss) on investments	414	(1,067)	(3,915)	(33,008)	-	-	(2,124)	2,886
Change in unrealized gain (loss) on investments	31,319	(20,277)	100,995	(33,889)	-	-	19,420	(27,862)
Reinvested capital gains	-	-	-	-	-	1,153	3,860	6,704
Net increase (decrease) in contract owners’ equity resulting from operations	35,622	(16,086)	154,969	(19,765)	920,141	343,169	20,199	(18,899)
Equity transactions:

Purchase payments received from contract owners (note 4)	71	-	97,792	19,912	24,624,571	19,191,251	1,822	5,220
Transfers between funds	(41,112)	(12,549)	2,038,948	644,373	52,643,540	66,715,680	(6,514)	7,565
Redemptions (notes 2, 3 and 4)	(6,813)	(13,391)	(2,565,024)	(1,526,242)	(92,419,404)	(88,353,149)	(22,329)	(15,868)
Adjustments to maintain reserves	(23)	(20)	1,030	12	(138,021)	122	(27)	18
Net equity transactions	(47,877)	(25,960)	(427,254)	(861,945)	(15,289,314)	(2,446,096)	(27,048)	(3,065)
Net change in contract owners’ equity	(12,255)	(42,046)	(272,285)	(881,710)	(14,369,173)	(2,102,927)	(6,849)	(21,964)
Contract owners’ equity beginning of period	565,049	607,095	5,369,454	6,251,164	152,527,980	154,630,907	163,162	185,126
Contract owners’ equity end of period	$552,794	565,049	5,097,169	5,369,454	138,158,807	152,527,980	156,313	163,162
CHANGES IN UNITS:
Beginning units	48,114	50,279	486,503	562,719	13,301,908	13,536,173	15,243	15,649
Units purchased	1,768	169	312,666	124,669	11,747,026	16,383,484	160	8,822
Units redeemed	(5,637)	(2,334)	(346,901)	(200,885)	(13,093,881)	(16,617,749)	(2,547)	(9,228)
Ending units	44,245	48,114	452,268	486,503	11,955,053	13,301,908	12,856	15,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(67)	49	552,233	(188,339)	2,541	(5,269)	1,157,056	22,790
Realized gain (loss) on investments	9,016	31,269	(102,007)	275,497	22,797	11,723	(292,345)	(212,682)
Change in unrealized gain (loss) on investments	26,773	(54,148)	2,016,272	(3,818,492)	5,366	(58,986)	(28,421)	(1,357,832)
Reinvested capital gains	7,494	12,204	2,578,378	3,012,480	24,743	40,488	478,912	684,960
Net increase (decrease) in contract owners’ equity resulting from operations	43,216	(10,626)	5,044,876	(718,854)	55,447	(12,044)	1,315,202	(862,764)
Equity transactions:

Purchase payments received from contract owners (note 4)	921	2,760	386,418	125,593	-	-	65,926	70,667
Transfers between funds	(74,780)	116,962	(1,003,996)	172,259	-	(1,441)	(579,795)	(84,932)
Redemptions (notes 2, 3 and 4)	(109,377)	(72,678)	(2,080,171)	(2,372,987)	(113,687)	(23,152)	(799,054)	(718,245)
Adjustments to maintain reserves	(39)	4	2,024	30	6	1	(152)	47
Net equity transactions	(183,275)	47,048	(2,695,725)	(2,075,105)	(113,681)	(24,592)	(1,313,075)	(732,463)
Net change in contract owners’ equity	(140,059)	36,422	2,349,151	(2,793,959)	(58,234)	(36,636)	2,127	(1,595,227)
Contract owners’ equity beginning of period	302,752	266,330	18,356,341	21,150,300	249,775	286,411	5,943,027	7,538,254
Contract owners’ equity end of period	$162,693	302,752	20,705,492	18,356,341	191,541	249,775	5,945,154	5,943,027
CHANGES IN UNITS:
Beginning units	23,875	20,215	960,789	1,059,923	14,692	15,981	328,297	363,889
Units purchased	421	15,247	64,372	58,687	-	-	8,352	29,962
Units redeemed	(13,694)	(11,587)	(183,767)	(157,821)	(5,695)	(1,289)	(72,364)	(65,554)
Ending units	10,602	23,875	841,394	960,789	8,997	14,692	264,285	328,297

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$320,306	(9,965)	(794,684)	(815,999)	(69,437)	(71,800)	38,717	(14,133)
Realized gain (loss) on investments	(79,759)	106,070	41,440	3,694,551	(137,939)	66,727	(853,021)	(329,289)
Change in unrealized gain (loss) on investments	(26,661)	(524,188)	3,635,803	(20,454,156)	396,482	(1,412,793)	7,129,906	(8,329,493)
Reinvested capital gains	119,247	185,037	18,093,717	12,930,050	1,375,819	1,020,567	1,939,825	2,594,608
Net increase (decrease) in contract owners’ equity resulting from operations	333,133	(243,046)	20,976,276	(4,645,554)	1,564,925	(397,299)	8,255,427	(6,078,307)
Equity transactions:

Purchase payments received from contract owners (note 4)	659	43,744	1,438,276	580,018	21,279	15,285	244,025	253,466
Transfers between funds	(100,795)	(97,023)	(1,811,091)	(1,226,884)	(308,188)	(132,730)	(643,074)	(311,204)
Redemptions (notes 2, 3 and 4)	(267,031)	(519,316)	(8,184,203)	(8,733,244)	(513,909)	(316,175)	(4,093,827)	(3,822,242)
Adjustments to maintain reserves	(115)	(20)	6,316	1,310	(17)	(19)	1,608	(60)
Net equity transactions	(367,282)	(572,615)	(8,550,702)	(9,378,800)	(800,835)	(433,639)	(4,491,268)	(3,880,040)
Net change in contract owners’ equity	(34,149)	(815,661)	12,425,574	(14,024,354)	764,090	(830,938)	3,764,159	(9,958,347)
Contract owners’ equity beginning of period	1,545,702	2,361,363	60,314,204	74,338,558	4,663,047	5,493,985	28,141,401	38,099,748
Contract owners’ equity end of period	$1,511,553	1,545,702	72,739,778	60,314,204	5,427,137	4,663,047	31,905,560	28,141,401
CHANGES IN UNITS:
Beginning units	91,899	125,935	3,298,578	3,748,438	270,284	292,115	1,555,405	1,740,538
Units purchased	9,696	3,158	148,462	93,062	5,076	6,744	35,915	71,140
Units redeemed	(30,705)	(37,194)	(514,199)	(542,922)	(42,370)	(28,575)	(252,732)	(256,273)
Ending units	70,890	91,899	2,932,841	3,298,578	232,990	270,284	1,338,588	1,555,405

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVRE1		NVMMV2		NVNMO1		NVNMO2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$313,250	386,047	521,159	(69,443)	(253,284)	(346,433)	(1,803)	(2,474)
Realized gain (loss) on investments	(1,516,431)	(4,621,526)	(1,664,428)	154,134	2,585,932	2,457,110	(28,788)	13,136
Change in unrealized gain (loss) on investments	15,740,261	1,328,459	2,349,360	(17,466,053)	6,173,123	(11,427,406)	89,718	(84,439)
Reinvested capital gains	-	-	8,749,299	9,641,926	4,417,702	6,235,258	25,212	44,003
Net increase (decrease) in contract owners’ equity resulting from operations	14,537,080	(2,907,020)	9,955,390	(7,739,436)	12,923,473	(3,081,471)	84,339	(29,774)
Equity transactions:

Purchase payments received from contract owners (note 4)	551,761	490,643	585,578	545,992	609,489	625,381	13,201	7,650
Transfers between funds	(2,342,427)	(1,995,409)	(1,633,993)	(1,024,225)	(1,881,400)	(2,570,503)	(101,339)	110,436
Redemptions (notes 2, 3 and 4)	(5,507,027)	(7,307,805)	(4,663,730)	(6,919,913)	(8,063,873)	(6,902,591)	(22,926)	(30,864)
Adjustments to maintain reserves	(31,064)	121	(1,378)	341	2,570	(374)	(23)	22
Net equity transactions	(7,328,757)	(8,812,450)	(5,713,523)	(7,397,805)	(9,333,214)	(8,848,087)	(111,087)	87,244
Net change in contract owners’ equity	7,208,323	(11,719,470)	4,241,867	(15,137,241)	3,590,259	(11,929,558)	(26,748)	57,470
Contract owners’ equity beginning of period	51,557,278	63,276,748	46,156,577	61,293,818	51,989,332	63,918,890	368,244	310,774
Contract owners’ equity end of period	$58,765,601	51,557,278	50,398,444	46,156,577	55,579,591	51,989,332	341,496	368,244
CHANGES IN UNITS:
Beginning units	3,510,999	4,096,107	2,419,512	2,758,463	3,000,327	3,476,158	28,758	22,823
Units purchased	114,602	118,471	49,609	86,172	52,494	86,753	33,176	76,114
Units redeemed	(526,180)	(703,579)	(311,323)	(425,123)	(521,161)	(562,584)	(40,892)	(70,179)
Ending units	3,099,421	3,510,999	2,157,798	2,419,512	2,531,660	3,000,327	21,042	28,758

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVNSR1		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,335)	(19,586)	1,468,642	255,583	9,777	(12,385)	2,111,641	(1,374,615)
Realized gain (loss) on investments	(57,492)	(1,927)	1,318,686	2,549,338	12,047	25,530	11,031,448	14,527,686
Change in unrealized gain (loss) on investments	383,016	(422,274)	8,619,439	(20,833,276)	152,026	(332,630)	3,524,797	(52,705,116)
Reinvested capital gains	265,720	304,074	10,756,240	7,238,978	176,633	122,518	94,544,783	35,148,265
Net increase (decrease) in contract owners’ equity resulting from operations	581,909	(139,713)	22,163,007	(10,789,377)	350,483	(196,967)	111,212,669	(4,403,780)
Equity transactions:

Purchase payments received from contract owners (note 4)	25,019	43,799	848,325	945,179	2,548	232	3,464,113	3,075,823
Transfers between funds	463	(873,879)	(5,542,860)	(3,340,400)	(15,156)	(6,695)	(10,673,556)	(11,933,001)
Redemptions (notes 2, 3 and 4)	(309,646)	(383,756)	(10,955,344)	(11,348,311)	(146,336)	(179,220)	(40,735,360)	(41,450,224)
Adjustments to maintain reserves	(104)	(13)	22,250	(97)	(24)	(15)	98,822	(315)
Net equity transactions	(284,268)	(1,213,849)	(15,627,629)	(13,743,629)	(158,968)	(185,698)	(47,845,981)	(50,307,717)
Net change in contract owners’ equity	297,641	(1,353,562)	6,535,378	(24,533,006)	191,515	(382,665)	63,366,688	(54,711,497)
Contract owners’ equity beginning of period	2,474,908	3,828,470	93,923,315	118,456,321	1,516,447	1,899,112	325,888,833	380,600,330
Contract owners’ equity end of period	$2,772,549	2,474,908	100,458,693	93,923,315	1,707,962	1,516,447	389,255,521	325,888,833
CHANGES IN UNITS:
Beginning units	134,206	193,489	3,708,851	4,193,729	66,460	73,857	10,644,655	12,144,433
Units purchased	7,576	16,511	101,203	75,752	3,241	713	155,607	163,262
Units redeemed	(21,009)	(75,794)	(652,039)	(560,630)	(9,467)	(8,110)	(1,464,987)	(1,663,040)
Ending units	120,773	134,206	3,158,015	3,708,851	60,234	66,460	9,335,275	10,644,655

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(17,616)	(82,796)	23,735	16,933	10,722	2,392	89,950	(15,696)
Realized gain (loss) on investments	85,190	354,722	(26,909)	(42,939)	1,113	136	7,449,880	7,547,732
Change in unrealized gain (loss) on investments	158,839	(925,156)	37,075	(416,452)	5,077	(1,572)	12,702,048	(7,991,152)
Reinvested capital gains	1,485,323	560,811	172,011	26,134	-	-	4,291,262	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,711,736	(92,419)	205,912	(416,324)	16,912	956	24,533,140	(459,116)
Equity transactions:

Purchase payments received from contract owners (note 4)	23,048	2,097	17,755	55,615	2,030	145	638,981	751,991
Transfers between funds	(298,932)	(138,878)	(76,093)	(236,582)	357,457	187,275	(1,901,634)	(2,507,664)
Redemptions (notes 2, 3 and 4)	(441,114)	(1,006,971)	(183,708)	(269,092)	(39,444)	(41,526)	(9,940,329)	(11,104,134)
Adjustments to maintain reserves	183	49	(83)	(31)	(12)	1	21,225	576
Net equity transactions	(716,815)	(1,143,703)	(242,129)	(450,090)	320,031	145,895	(11,181,757)	(12,859,231)
Net change in contract owners’ equity	994,921	(1,236,122)	(36,217)	(866,414)	336,943	146,851	13,351,383	(13,318,347)
Contract owners’ equity beginning of period	5,231,203	6,467,325	1,963,409	2,829,823	146,851	-	92,185,728	105,504,075
Contract owners’ equity end of period	$6,226,124	5,231,203	1,927,192	1,963,409	483,794	146,851	105,537,111	92,185,728
CHANGES IN UNITS:
Beginning units	188,414	225,038	133,213	160,476	14,555	-	3,494,760	3,956,705
Units purchased	3,258	4,597	5,934	8,679	36,886	20,719	67,892	38,226
Units redeemed	(25,112)	(41,221)	(21,662)	(35,942)	(6,024)	(6,164)	(438,939)	(500,171)
Ending units	166,560	188,414	117,485	133,213	45,417	14,555	3,123,713	3,494,760

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	TRF2		EIF		SCGF		SCGF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,740)	(3,816)	124,740	127,843	(247,981)	(266,056)	(6,071)	(5,126)
Realized gain (loss) on investments	59,957	29,663	957,942	1,549,387	(572,457)	(635,481)	(5,556)	(9,107)
Change in unrealized gain (loss) on investments	4,881	(31,530)	2,649,122	(5,369,798)	1,345,295	(3,340,027)	4,885	(45,716)
Reinvested capital gains	14,496	-	773,628	2,059,954	5,674,892	2,581,788	89,217	30,083
Net increase (decrease) in contract owners’ equity resulting from operations	75,594	(5,683)	4,505,432	(1,632,614)	6,199,749	(1,659,776)	82,475	(29,866)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	700	111,879	579,076	218,798	280,617	10,055	15,476
Transfers between funds	23,445	(2,499)	(57,416)	(636,415)	(184,136)	(602,587)	(1,657)	54,118
Redemptions (notes 2, 3 and 4)	(61,205)	(38,950)	(2,367,586)	(2,973,479)	(2,161,292)	(2,512,499)	(17,469)	(63,989)
Adjustments to maintain reserves	9	(56)	12,243	(253)	423	(101)	(19)	52
Net equity transactions	(37,751)	(40,805)	(2,300,880)	(3,031,071)	(2,126,207)	(2,834,570)	(9,090)	5,657
Net change in contract owners’ equity	37,843	(46,488)	2,204,552	(4,663,685)	4,073,542	(4,494,346)	73,385	(24,209)
Contract owners’ equity beginning of period	295,023	341,511	18,335,505	22,999,190	18,584,211	23,078,557	257,089	281,298
Contract owners’ equity end of period	$332,866	295,023	20,540,057	18,335,505	22,657,753	18,584,211	330,474	257,089
CHANGES IN UNITS:
Beginning units	14,833	16,733	780,284	897,950	675,853	764,132	15,327	14,682
Units purchased	2,230	35	38,593	36,311	55,050	49,770	522	5,133
Units redeemed	(3,698)	(1,935)	(124,951)	(153,977)	(116,191)	(138,049)	(996)	(4,488)
Ending units	13,365	14,833	693,926	780,284	614,712	675,853	14,853	15,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	SCF		SCF2		GEM		GEM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(737,367)	(908,099)	(16,139)	(19,018)	168,872	(70,509)	73	(5,453)
Realized gain (loss) on investments	1,848,208	3,845,880	(54,439)	34,456	250,462	491,152	2,181	5,278
Change in unrealized gain (loss) on investments	6,234,668	(32,540,785)	145,887	(397,772)	2,121,274	(3,273,466)	49,301	(78,157)
Reinvested capital gains	8,053,351	19,499,449	101,135	250,344	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	15,398,860	(10,103,555)	176,444	(131,990)	2,540,608	(2,852,823)	51,555	(78,332)
Equity transactions:
Purchase payments received from contract owners (note 4)	559,431	624,464	9,184	611	194,397	186,412	4,058	232
Transfers between funds	(1,592,944)	(2,393,519)	(14,773)	(65,037)	571,456	(904,711)	(45,451)	(4,726)
Redemptions (notes 2, 3 and 4)	(8,319,346)	(9,285,763)	(82,357)	(73,363)	(1,619,425)	(1,655,794)	(42,455)	(6,624)
Adjustments to maintain reserves	31,336	87	(50)	50	20,086	92	(27)	36
Net equity transactions	(9,321,523)	(11,054,731)	(87,996)	(137,739)	(833,486)	(2,374,001)	(83,875)	(11,082)
Net change in contract owners’ equity	6,077,337	(21,158,286)	88,448	(269,729)	1,707,122	(5,226,824)	(32,320)	(89,414)
Contract owners’ equity beginning of period	66,262,335	87,420,621	789,349	1,059,078	12,218,031	17,444,855	307,295	396,709
Contract owners’ equity end of period	$72,339,672	66,262,335	877,797	789,349	13,925,153	12,218,031	274,975	307,295
CHANGES IN UNITS:
Beginning units	1,520,562	1,736,039	34,162	39,132	550,238	641,612	32,952	34,394
Units purchased	43,542	42,853	2,850	759	71,899	86,086	2,222	3,915
Units redeemed	(228,034)	(258,330)	(6,230)	(5,729)	(106,397)	(177,460)	(10,678)	(5,357)
Ending units	1,336,070	1,520,562	30,782	34,162	515,740	550,238	24,496	32,952

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GIG		NVIE6		SCVF		SCVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$205,373	158,449	264	208	(52,399)	(370,965)	(5,234)	(10,011)
Realized gain (loss) on investments	(13,053)	220,498	(557)	639	411,954	3,964,018	(28,638)	18,695
Change in unrealized gain (loss) on investments	1,671,105	(3,328,702)	4,617	(8,655)	(10,690,613)	(30,772,349)	(55,342)	(227,465)
Reinvested capital gains	687,799	88,858	1,310	222	21,170,757	13,379,636	166,204	108,284
Net increase (decrease) in contract owners’ equity resulting from operations	2,551,224	(2,860,897)	5,634	(7,586)	10,839,699	(13,799,660)	76,990	(110,497)
Equity transactions:
Purchase payments received from contract owners (note 4)	58,102	105,467	-	22	634,825	602,143	7,038	509
Transfers between funds	(1,467,716)	(511,730)	(10,888)	(1,449)	(678,659)	(2,758,153)	12,835	(97,166)
Redemptions (notes 2, 3 and 4)	(1,564,523)	(1,521,785)	(2,351)	(5,494)	(6,922,319)	(8,177,329)	(47,925)	(91,997)
Adjustments to maintain reserves	429	(432)	1	(1)	9,487	(217)	40	48
Net equity transactions	(2,973,708)	(1,928,480)	(13,238)	(6,922)	(6,956,666)	(10,333,556)	(28,012)	(188,606)
Net change in contract owners’ equity	(422,484)	(4,789,377)	(7,604)	(14,508)	3,883,033	(24,133,216)	48,978	(299,103)
Contract owners’ equity beginning of period	15,308,188	20,097,565	39,233	53,741	63,391,436	87,524,652	476,628	775,731
Contract owners’ equity end of period	$14,885,704	15,308,188	31,629	39,233	67,274,469	63,391,436	525,606	476,628
CHANGES IN UNITS:
Beginning units	1,059,739	1,176,045	-	-	1,309,626	1,488,525	22,912	30,246
Units purchased	23,531	59,004	-	-	37,861	28,093	960	717
Units redeemed	(209,767)	(175,310)	-	-	(166,899)	(206,992)	(2,169)	(8,051)
Ending units	873,503	1,059,739	-	-	1,180,588	1,309,626	21,703	22,912

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVAGG2		GVAGR2		GVAGI2		GVDIVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(109,115)	(227,261)	(287,708)	(319,653)	49,722	(38,659)	956,710	165,048
Realized gain (loss) on investments	572,423	1,495,458	2,589,188	2,286,650	285,598	830,761	(107,456)	(10,295)
Change in unrealized gain (loss) on investments	4,042,694	(4,860,883)	1,793,476	(6,293,038)	2,940,473	(3,510,707)	(400,239)	(1,128,996)
Reinvested capital gains	1,942,902	1,280,477	5,030,171	3,751,104	2,441,480	1,988,434	179,675	-
Net increase (decrease) in contract owners’ equity resulting from operations	6,448,904	(2,312,209)	9,125,127	(574,937)	5,717,273	(730,171)	628,690	(974,243)
Equity transactions:
Purchase payments received from contract owners (note 4)	116,498	170,817	390,503	260,759	1,004,181	188,135	46,926	73,096
Transfers between funds	(289,041)	(887,631)	(2,734,674)	1,233,406	2,108,829	925,889	(63,593)	80,535
Redemptions (notes 2, 3 and 4)	(2,440,923)	(2,649,258)	(3,754,120)	(3,323,328)	(2,671,982)	(2,071,084)	(398,786)	(463,137)
Adjustments to maintain reserves	(262)	(104)	22,565	40,070	4,598	42	(155)	19
Net equity transactions	(2,613,728)	(3,366,176)	(6,075,726)	(1,789,093)	445,626	(957,018)	(415,608)	(309,487)
Net change in contract owners’ equity	3,835,176	(5,678,385)	3,049,401	(2,364,030)	6,162,899	(1,687,189)	213,082	(1,283,730)
Contract owners’ equity beginning of period	20,320,787	25,999,172	34,306,145	36,670,175	22,463,693	24,150,882	4,340,997	5,624,727
Contract owners’ equity end of period	$24,155,963	20,320,787	37,355,546	34,306,145	28,626,592	22,463,693	4,554,079	4,340,997
CHANGES IN UNITS:
Beginning units	1,054,664	1,207,920	1,574,665	1,649,730	1,236,232	1,282,879	495,354	525,430
Units purchased	62,067	101,229	78,485	216,472	221,536	163,056	22,784	31,691
Units redeemed	(175,300)	(254,485)	(323,250)	(291,537)	(186,537)	(209,703)	(67,189)	(61,767)
Ending units	941,431	1,054,664	1,329,900	1,574,665	1,271,231	1,236,232	450,949	495,354

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVDIV2		NVSIX2		GVIX8		MCIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$58,684	7,780	(9,900)	(3,475)	77,001	46,535	115,988	122,445
Realized gain (loss) on investments	(3,582)	(302)	(594,734)	64,698	34,850	28,702	3,706,452	5,394,104
Change in unrealized gain (loss) on investments	(29,275)	(68,355)	110,717	(913,629)	588,232	(723,701)	709,776	(23,815,718)
Reinvested capital gains	11,376	-	1,119,501	422,371	8,027	-	12,326,030	8,060,597
Net increase (decrease) in contract owners’ equity resulting from operations	37,203	(60,877)	625,584	(430,035)	708,110	(648,464)	16,858,246	(10,238,572)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	232	44,314	33,757	28,755	14,119	660,245	1,147,286
Transfers between funds	2,955	3,624	(232,298)	673,346	141,080	(405,163)	(2,862,215)	(1,210,790)
Redemptions (notes 2, 3 and 4)	(16,815)	(14,013)	(258,672)	(464,530)	(228,340)	(294,220)	(7,972,472)	(9,325,652)
Adjustments to maintain reserves	(32)	(8)	(133)	23	(47)	(36)	6,386	136
Net equity transactions	(13,892)	(10,165)	(446,789)	242,596	(58,552)	(685,300)	(10,168,056)	(9,389,020)
Net change in contract owners’ equity	23,311	(71,042)	178,795	(187,439)	649,558	(1,333,764)	6,690,190	(19,627,592)
Contract owners’ equity beginning of period	263,883	334,925	2,771,780	2,959,219	3,578,579	4,912,343	73,002,646	92,630,238
Contract owners’ equity end of period	$287,194	263,883	2,950,575	2,771,780	4,228,137	3,578,579	79,692,836	73,002,646
CHANGES IN UNITS:
Beginning units	22,763	23,045	192,241	179,685	353,292	411,395	1,477,676	1,643,097
Units purchased	436	499	34,424	71,433	61,679	5,417	42,212	72,011
Units redeemed	(1,297)	(781)	(61,676)	(58,877)	(66,536)	(63,520)	(221,318)	(237,432)
Ending units	21,902	22,763	164,989	192,241	348,435	353,292	1,298,570	1,477,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVEX2		GVIDA		NAMAA2		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$211,679	83,195	236,083	61,690	7,518	693	560,331	252,411
Realized gain (loss) on investments	1,501,434	1,837,339	841,107	1,462,636	7,046	46,266	2,390,659	2,903,633
Change in unrealized gain (loss) on investments	3,455,605	(4,003,192)	2,097,520	(6,892,039)	91,993	(121,801)	3,514,794	(17,225,404)
Reinvested capital gains	1,059,934	777,273	2,565,492	2,457,593	24,216	32,226	6,746,520	7,392,177
Net increase (decrease) in contract owners’ equity resulting from operations	6,228,652	(1,305,385)	5,740,202	(2,910,120)	130,773	(42,616)	13,212,304	(6,677,183)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,777,146	245,034	380,284	510,390	36,917	3,988	1,057,198	1,104,468
Transfers between funds	5,179,243	1,419,710	390,139	(475,153)	332,568	100,040	(1,937,635)	(1,757,384)
Redemptions (notes 2, 3 and 4)	(4,662,780)	(2,345,766)	(2,261,806)	(4,024,554)	(86,342)	(147,041)	(8,375,688)	(8,420,840)
Adjustments to maintain reserves	(51)	77	3,287	(126)	(42)	(10)	30,289	(436)
Net equity transactions	2,293,558	(680,945)	(1,488,096)	(3,989,443)	283,101	(43,023)	(9,225,836)	(9,074,192)
Net change in contract owners’ equity	8,522,210	(1,986,330)	4,252,106	(6,899,563)	413,874	(85,639)	3,986,468	(15,751,375)
Contract owners’ equity beginning of period	20,827,101	22,813,431	26,425,354	33,324,917	633,423	719,062	68,622,922	84,374,297
Contract owners’ equity end of period	$29,349,311	20,827,101	30,677,460	26,425,354	1,047,297	633,423	72,609,390	68,622,922
CHANGES IN UNITS:
Beginning units	1,278,909	1,318,837	1,134,440	1,294,829	55,936	59,824	3,083,479	3,462,537
Units purchased	563,498	490,888	83,505	45,439	29,814	17,553	87,235	125,441
Units redeemed	(449,967)	(530,816)	(139,508)	(205,828)	(6,873)	(21,441)	(464,146)	(504,499)
Ending units	1,392,440	1,278,909	1,078,437	1,134,440	78,877	55,936	2,706,568	3,083,479

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVIDM		GVDMC		GVIDC		GVAAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,116,780	765,220	295,596	217,557	200,774	173,301	245,477	(8,113)
Realized gain (loss) on investments	6,534,746	6,965,918	400,116	1,453,355	(187,083)	(275,200)	1,290,145	2,868,240
Change in unrealized gain (loss) on investments	486,882	(28,749,619)	1,400,219	(5,542,914)	1,321,642	(1,124,504)	4,648,950	(9,406,856)
Reinvested capital gains	11,509,927	11,585,070	1,710,603	2,058,021	444,472	485,943	3,804,604	3,046,967
Net increase (decrease) in contract owners’ equity resulting from operations	19,648,335	(9,433,411)	3,806,534	(1,813,981)	1,779,805	(740,460)	9,989,176	(3,499,762)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,402,116	936,288	134,968	592,597	551,959	190,316	833,251	1,008,160
Transfers between funds	(5,108,602)	(3,147,475)	(688,365)	(134,864)	(721,178)	(622,022)	1,248,718	1,863,649
Redemptions (notes 2, 3 and 4)	(15,915,764)	(16,126,021)	(3,968,368)	(6,933,145)	(2,207,687)	(3,154,285)	(6,182,949)	(6,462,758)
Adjustments to maintain reserves	24,205	531	247,539	(2,941)	29,388	(680)	42,836	(39,908)
Net equity transactions	(19,598,045)	(18,336,677)	(4,274,226)	(6,478,353)	(2,347,518)	(3,586,671)	(4,058,144)	(3,630,857)
Net change in contract owners’ equity	50,290	(27,770,088)	(467,692)	(8,292,334)	(567,713)	(4,327,131)	5,931,032	(7,130,619)
Contract owners’ equity beginning of period	127,492,799	155,262,887	33,472,796	41,765,130	22,573,595	26,900,726	53,932,130	61,062,749
Contract owners’ equity end of period	$127,543,089	127,492,799	33,005,104	33,472,796	22,005,882	22,573,595	59,863,162	53,932,130
CHANGES IN UNITS:
Beginning units	6,278,878	7,133,706	1,844,985	2,187,800	1,493,771	1,727,304	2,999,369	3,184,059
Units purchased	159,244	92,694	32,520	99,826	48,015	66,121	239,098	376,197
Units redeemed	(1,062,634)	(947,522)	(265,571)	(442,641)	(205,969)	(299,654)	(451,287)	(560,887)
Ending units	5,375,488	6,278,878	1,611,934	1,844,985	1,335,817	1,493,771	2,787,180	2,999,369

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCRA2		NVCMA2		NVCCA2		NVCMD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$47,256	20,117	72,401	32,982	81,162	45,024	197,294	116,856
Realized gain (loss) on investments	4,176	13,363	(468,630)	(230,297)	(188,003)	(67,976)	(288,201)	97,541
Change in unrealized gain (loss) on investments	285,028	(414,320)	895,229	(800,662)	498,613	(706,172)	1,137,561	(2,085,276)
Reinvested capital gains	212,343	54,343	516,790	352,038	461,780	246,245	1,016,581	699,797
Net increase (decrease) in contract owners’ equity resulting from operations	548,803	(326,497)	1,015,790	(645,939)	853,552	(482,879)	2,063,235	(1,171,082)
Equity transactions:
Purchase payments received from contract owners (note 4)	74,649	142,875	148,411	398,622	27,941	45,289	317,884	243,519
Transfers between funds	103,392	27,159	(84,625)	175,151	(17,760)	554,907	27,636	(780,712)
Redemptions (notes 2, 3 and 4)	(157,523)	(231,255)	(1,481,831)	(1,455,529)	(720,346)	(514,910)	(2,325,164)	(1,337,071)
Adjustments to maintain reserves	(70)	4	(10)	9	(52)	28	18,866	(60)
Net equity transactions	20,448	(61,217)	(1,418,055)	(881,747)	(710,217)	85,314	(1,960,778)	(1,874,324)
Net change in contract owners’ equity	569,251	(387,714)	(402,265)	(1,527,686)	143,335	(397,565)	102,457	(3,045,406)
Contract owners’ equity beginning of period	2,450,886	2,838,600	5,164,529	6,692,215	4,597,863	4,995,428	12,970,513	16,015,919
Contract owners’ equity end of period	$3,020,137	2,450,886	4,762,264	5,164,529	4,741,198	4,597,863	13,072,970	12,970,513
CHANGES IN UNITS:
Beginning units	172,982	176,957	284,422	335,200	317,130	312,542	869,669	985,950
Units purchased	11,208	18,267	11,136	46,278	7,657	52,639	26,398	73,182
Units redeemed	(10,323)	(22,242)	(91,787)	(97,056)	(49,884)	(48,051)	(149,759)	(189,463)
Ending units	173,867	172,982	203,771	284,422	274,903	317,130	746,308	869,669

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCRB2		NVCMC2		NVCCN2		NVDBL2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,981	102,349	66,718	56,408	98,683	87,383	88,626	61,211
Realized gain (loss) on investments	(267,016)	(74,219)	(58,113)	8,076	(76,926)	(83,388)	30,800	183,257
Change in unrealized gain (loss) on investments	848,107	(1,255,178)	368,613	(592,537)	514,382	(330,095)	428,945	(1,069,556)
Reinvested capital gains	529,809	508,461	238,058	217,506	137,142	44,723	515,852	339,815
Net increase (decrease) in contract owners’ equity resulting from operations	1,226,881	(718,587)	615,276	(310,547)	673,281	(281,377)	1,064,223	(485,273)
Equity transactions:
Purchase payments received from contract owners (note 4)	49,909	70,975	34,139	47,795	89,068	62,531	132,633	73,732
Transfers between funds	(769,627)	474,731	(23,795)	792,204	195,573	1,319,713	656,007	381,216
Redemptions (notes 2, 3 and 4)	(1,193,499)	(1,451,736)	(834,124)	(698,218)	(570,191)	(731,024)	(1,102,968)	(1,235,288)
Adjustments to maintain reserves	(10)	(43)	(32)	(42)	7,928	(244)	(148)	24
Net equity transactions	(1,913,227)	(906,073)	(823,812)	141,739	(277,622)	650,976	(314,476)	(780,316)
Net change in contract owners’ equity	(686,346)	(1,624,660)	(208,536)	(168,808)	395,659	369,599	749,747	(1,265,589)
Contract owners’ equity beginning of period	8,958,162	10,582,822	4,952,476	5,121,284	7,296,689	6,927,090	7,731,152	8,996,741
Contract owners’ equity end of period	$8,271,816	8,958,162	4,743,940	4,952,476	7,692,348	7,296,689	8,480,899	7,731,152
CHANGES IN UNITS:
Beginning units	640,489	701,610	367,983	358,726	564,740	511,341	452,785	494,909
Units purchased	13,710	56,485	12,419	64,529	46,899	118,887	47,450	34,165
Units redeemed	(141,592)	(117,606)	(68,069)	(55,272)	(66,284)	(65,488)	(64,555)	(76,289)
Ending units	512,607	640,489	312,333	367,983	545,355	564,740	435,680	452,785

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVDCA2		NVLM2		NVLCA2		NCPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$17,034	9,931	1,128	3,687	4,712	9,743	2,808	2,449
Realized gain (loss) on investments	(10,019)	10,914	(2,732)	5,985	(14,454)	25,449	5,787	3,414
Change in unrealized gain (loss) on investments	167,713	(286,318)	84,631	(93,357)	264,618	(328,692)	16,035	(46,620)
Reinvested capital gains	134,021	112,411	11,084	22,795	28,102	68,732	7,634	15,084
Net increase (decrease) in contract owners’ equity resulting from operations	308,749	(153,062)	94,111	(60,890)	282,978	(224,768)	32,264	(25,673)
Equity transactions:
Purchase payments received from contract owners (note 4)	42,269	28,122	-	-	41,662	2,057	2,660	3,242
Transfers between funds	(40,546)	637,408	-	431,975	(61,435)	225,515	(43,557)	20,330
Redemptions (notes 2, 3 and 4)	(147,292)	(218,379)	(146,377)	(11,623)	(297,658)	(178,466)	(53,630)	(4,164)
Adjustments to maintain reserves	(53)	49	(29)	9	(8)	(23)	(8)	18
Net equity transactions	(145,622)	447,200	(146,406)	420,361	(317,439)	49,083	(94,535)	19,426
Net change in contract owners’ equity	163,127	294,138	(52,295)	359,471	(34,461)	(175,685)	(62,271)	(6,247)
Contract owners’ equity beginning of period	1,705,422	1,411,284	605,115	245,644	1,665,427	1,841,112	281,386	287,633
Contract owners’ equity end of period	$1,868,549	1,705,422	552,820	605,115	1,630,966	1,665,427	219,115	281,386
CHANGES IN UNITS:
Beginning units	83,562	63,363	58,491	21,689	158,882	155,994	24,321	22,843
Units purchased	8,385	36,344	-	45,052	13,762	35,619	242	4,064
Units redeemed	(14,689)	(16,145)	(12,495)	(8,250)	(41,352)	(32,731)	(8,016)	(2,586)
Ending units	77,258	83,562	45,996	58,491	131,292	158,882	16,547	24,321

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NCPGI2		IDPG2		IDPGI2		AMTB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,956	2,499	5,963	3,491	636	542	85,061	40,463
Realized gain (loss) on investments	188	4,523	734	5,679	81	1,617	(4,372)	(63,707)
Change in unrealized gain (loss) on investments	24,535	(40,861)	50,007	(77,940)	4,350	(7,998)	182,561	(4,887)
Reinvested capital gains	5,543	10,846	12,808	31,287	1,245	2,967	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	34,222	(22,993)	69,512	(37,483)	6,312	(2,872)	263,250	(28,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,754	17,680	29,262	288	288	102,678	72,316
Transfers between funds	18,236	(21,280)	232	(1,594)	(709)	14,988	(340,501)	(175,992)
Redemptions (notes 2, 3 and 4)	(986)	(6,073)	(10,811)	(17,828)	(4,262)	(6,522)	(879,852)	(1,745,220)
Adjustments to maintain reserves	(8)	(18)	(17)	26	(8)	(10)	2,370	(30)
Net equity transactions	17,242	(21,617)	7,084	9,866	(4,691)	8,744	(1,115,305)	(1,848,926)
Net change in contract owners’ equity	51,464	(44,610)	76,596	(27,617)	1,621	5,872	(852,055)	(1,877,057)
Contract owners’ equity beginning of period	259,208	303,818	492,570	520,187	54,979	49,107	11,226,337	13,103,394
Contract owners’ equity end of period	$310,672	259,208	569,166	492,570	56,600	54,979	10,374,282	11,226,337
CHANGES IN UNITS:
Beginning units	23,019	24,806	42,061	41,281	4,799	4,014	1,024,396	1,196,549
Units purchased	1,658	2,727	1,436	5,260	24	2,210	108,528	87,622
Units redeemed	(162)	(4,514)	(864)	(4,480)	(408)	(1,425)	(209,160)	(259,775)
Ending units	24,515	23,019	42,633	42,061	4,415	4,799	923,764	1,024,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMCG		AMMCGS		AMSRS		PMVSTA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,190)	(4,866)	(16,554)	(17,993)	(50,376)	(47,566)	49,850	21,789
Realized gain (loss) on investments	17,759	665	60,742	32,213	268,087	622,788	(5,581)	3,164
Change in unrealized gain (loss) on investments	35,864	(35,935)	163,602	(222,258)	962,757	(1,443,453)	16,285	(34,050)
Reinvested capital gains	16,089	20,293	91,966	104,352	414,088	407,667	-	4,394
Net increase (decrease) in contract owners’ equity resulting from operations	65,522	(19,843)	299,756	(103,686)	1,594,556	(460,564)	60,554	(4,703)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,893	-	4,482	3,316	8,111	105,863	62,643	17,068
Transfers between funds	(32,505)	(8,319)	51,506	(58,912)	183,530	(186,006)	521,806	3,327,427
Redemptions (notes 2, 3 and 4)	(57,785)	(11,208)	(176,414)	(51,401)	(471,456)	(1,176,090)	(463,022)	(401,260)
Adjustments to maintain reserves	3,529	(14)	662	(18)	(61,295)	87	(8)	(217)
Net equity transactions	(83,868)	(19,541)	(119,764)	(107,015)	(341,110)	(1,256,146)	121,419	2,943,018
Net change in contract owners’ equity	(18,346)	(39,384)	179,992	(210,701)	1,253,446	(1,716,710)	181,973	2,938,315
Contract owners’ equity beginning of period	240,800	280,184	1,034,022	1,244,723	6,669,890	8,386,600	3,852,765	914,450
Contract owners’ equity end of period	$222,454	240,800	1,214,014	1,034,022	7,923,336	6,669,890	4,034,738	3,852,765
CHANGES IN UNITS:
Beginning units	8,543	8,966	92,202	102,154	267,678	313,553	374,983	89,088
Units purchased	67	1	19,152	17,155	17,725	7,970	121,453	355,330
Units redeemed	(2,483)	(424)	(28,512)	(27,107)	(22,443)	(53,845)	(109,757)	(69,435)
Ending units	6,127	8,543	82,842	92,202	262,960	267,678	386,679	374,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$62,566	80,892	12,380	71,468	284,660	133,042	3,233	7,895
Realized gain (loss) on investments	(47,251)	(36,834)	(40,891)	31,609	(176,152)	(195,295)	(4,436)	(12,593)
Change in unrealized gain (loss) on investments	354,782	(325,191)	119,587	(269,002)	405,441	(131,169)	38,978	(14,982)
Reinvested capital gains	-	-	-	25,691	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	370,097	(281,133)	91,076	(140,234)	513,949	(193,422)	37,775	(19,680)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,718	44,176	4,773	15,075	86,241	130,129	7,183	24,596
Transfers between funds	(167,436)	(224,370)	(279,045)	21,203	463,680	658,292	4,417	(53,269)
Redemptions (notes 2, 3 and 4)	(278,051)	(571,319)	(89,783)	(251,002)	(3,331,300)	(2,632,214)	(45,726)	(69,179)
Adjustments to maintain reserves	(39)	(29)	6	(146)	13,677	(1,178)	88	(14)
Net equity transactions	(434,808)	(751,542)	(364,049)	(214,870)	(2,767,702)	(1,844,971)	(34,038)	(97,866)
Net change in contract owners’ equity	(64,711)	(1,032,675)	(272,973)	(355,104)	(2,253,753)	(2,038,393)	3,737	(117,546)
Contract owners’ equity beginning of period	3,720,786	4,753,461	1,773,858	2,128,962	20,279,567	22,317,960	544,951	662,497
Contract owners’ equity end of period	$3,656,075	3,720,786	1,500,885	1,773,858	18,025,814	20,279,567	548,688	544,951
CHANGES IN UNITS:
Beginning units	337,730	403,423	147,867	169,276	1,751,005	1,909,338	39,494	46,458
Units purchased	7,960	14,504	8,554	120,406	182,825	194,536	5,106	5,396
Units redeemed	(45,282)	(80,197)	(37,584)	(141,815)	(418,196)	(352,869)	(7,545)	(12,360)
Ending units	300,408	337,730	118,837	147,867	1,515,634	1,751,005	37,055	39,494

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVTRA		PMVTRD		PMVEBD		PVEIB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$19,588	17,855	207,661	162,116	41,098	46,071	296	98
Realized gain (loss) on investments	(11,342)	(16,691)	(87,139)	(124,371)	(18,411)	(52,552)	-	-
Change in unrealized gain (loss) on investments	64,251	(37,597)	640,413	(401,745)	132,154	(110,882)	2,365	(1,927)
Reinvested capital gains	-	13,954	-	136,990	-	-	1,265	631
Net increase (decrease) in contract owners’ equity resulting from operations	72,497	(22,479)	760,935	(227,010)	154,841	(117,363)	3,926	(1,198)
Equity transactions:
Purchase payments received from contract owners (note 4)	17,922	26,808	103,579	166,663	4,202	24,900	-	-
Transfers between funds	(138,525)	73,299	1,084,205	(237,573)	276,916	(766,562)	-	-
Redemptions (notes 2, 3 and 4)	(229,115)	(170,746)	(1,652,031)	(1,363,898)	(242,898)	(126,692)	-	-
Adjustments to maintain reserves	88	162	(498)	(349)	(107)	184	9,392	1,198
Net equity transactions	(349,630)	(70,477)	(464,745)	(1,435,157)	38,113	(868,170)	9,392	1,198
Net change in contract owners’ equity	(277,133)	(92,956)	296,190	(1,662,167)	192,954	(985,533)	13,318	-
Contract owners’ equity beginning of period	1,162,419	1,255,375	11,176,347	12,838,514	1,139,181	2,124,714	-	-
Contract owners’ equity end of period	$885,286	1,162,419	11,472,537	11,176,347	1,332,135	1,139,181	13,318	-
CHANGES IN UNITS:
Beginning units	73,075	77,663	1,002,626	1,132,211	106,272	186,374	-	-
Units purchased	4,734	9,240	164,733	93,570	76,464	38,734	-	-
Units redeemed	(25,896)	(13,828)	(206,689)	(223,155)	(73,177)	(118,836)	-	-
Ending units	51,913	73,075	960,670	1,002,626	109,559	106,272	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PVTIGB		HVSIT		ROCMC		TRHS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$21	347	(1,522)	(708)	(3,827)	(4,323)	(385,623)	(424,439)
Realized gain (loss) on investments	(1,011)	(1,874)	(2,449)	(671)	(10,493)	(4,771)	621,660	1,785,941
Change in unrealized gain (loss) on investments	4,806	(5,992)	(10,101)	(13,645)	40,113	(43,778)	6,452,963	(3,118,993)
Reinvested capital gains	31	-	38,721	6,833	29,819	16,795	1,582,827	1,991,947
Net increase (decrease) in contract owners’ equity resulting from operations	3,847	(7,519)	24,649	(8,191)	55,612	(36,077)	8,271,827	234,456
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,224	1,050	8,962	20,314	577,763	369,208
Transfers between funds	1,812	(31,621)	47,425	15,017	(20,706)	(18,603)	(1,513,544)	(196,397)
Redemptions (notes 2, 3 and 4)	(2,587)	(1,393)	(6,316)	(43,804)	(34,230)	(54,676)	(3,967,377)	(7,579,622)
Adjustments to maintain reserves	(22)	2	(5)	(4)	(108)	54	(169,588)	1,104
Net equity transactions	(797)	(33,012)	43,328	(27,741)	(46,082)	(52,911)	(5,072,746)	(7,405,707)
Net change in contract owners’ equity	3,050	(40,531)	67,977	(35,932)	9,530	(88,988)	3,199,081	(7,171,251)
Contract owners’ equity beginning of period	15,911	56,442	129,396	165,328	322,248	411,236	32,767,925	39,939,176
Contract owners’ equity end of period	$18,961	15,911	197,373	129,396	331,778	322,248	35,967,006	32,767,925
CHANGES IN UNITS:
Beginning units	1,610	4,570	7,053	8,282	25,056	28,743	913,505	1,110,047
Units purchased	7,697	1,903	7,364	4,784	1,795	2,313	65,100	133,796
Units redeemed	(7,757)	(4,863)	(5,616)	(6,013)	(5,023)	(6,000)	(186,930)	(330,338)
Ending units	1,550	1,610	8,801	7,053	21,828	25,056	791,675	913,505

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	VWHAS		VWEM		VWHA		VYDS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(39,897)	(50,743)	(83,080)	(128,790)	(55,825)	(83,557)	(14,610)	(20,195)
Realized gain (loss) on investments	(174,242)	75,164	151,680	369,480	(750,332)	(391,347)	41,202	86,029
Change in unrealized gain (loss) on investments	553,414	(1,490,328)	2,977,535	(4,552,985)	1,356,229	(1,824,236)	412,081	(922,590)
Reinvested capital gains	-	-	310,053	-	-	-	138,533	469,801
Net increase (decrease) in contract owners’ equity resulting from operations	339,275	(1,465,907)	3,356,188	(4,312,295)	550,072	(2,299,140)	577,206	(386,955)
Equity transactions:
Purchase payments received from contract owners (note 4)	144,473	94,714	72,833	180,931	4,869	5,490	3,257	-
Transfers between funds	508,966	(164,765)	(488,672)	(1,896,340)	(181,604)	(183,914)	(197,160)	(71,978)
Redemptions (notes 2, 3 and 4)	(341,145)	(428,353)	(1,271,696)	(1,979,670)	(925,167)	(832,310)	(183,141)	(149,491)
Adjustments to maintain reserves	(159)	4	(536)	(11)	1,133	5	(45)	(21)
Net equity transactions	312,135	(498,400)	(1,688,071)	(3,695,090)	(1,100,769)	(1,010,729)	(377,089)	(221,490)
Net change in contract owners’ equity	651,410	(1,964,307)	1,668,117	(8,007,385)	(550,697)	(3,309,869)	200,117	(608,445)
Contract owners’ equity beginning of period	3,183,054	5,147,361	12,160,136	20,167,521	5,454,159	8,764,028	2,288,690	2,897,135
Contract owners’ equity end of period	$3,834,464	3,183,054	13,828,253	12,160,136	4,903,462	5,454,159	2,488,807	2,288,690
CHANGES IN UNITS:
Beginning units	592,731	678,226	364,458	458,315	279,530	317,437	117,873	128,192
Units purchased	187,694	231,061	17,167	40,720	665	671	582	223
Units redeemed	(134,044)	(316,556)	(60,207)	(134,577)	(50,003)	(38,578)	(17,340)	(10,542)
Ending units	646,381	592,731	321,418	364,458	230,192	279,530	101,115	117,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	VRVDRA		SVOF		WFVSCG		AMGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,010	-	(2,342)	(2,619)	(88,993)	(89,478)	(473)	(3,088)
Realized gain (loss) on investments	(8,468)	-	2,668	14,371	17,150	310,983	(83,070)	3,935
Change in unrealized gain (loss) on investments	(8,776)	-	22,986	(41,793)	342,374	(1,511,051)	45,109	(42,316)
Reinvested capital gains	15,248	-	19,225	16,942	1,307,772	769,232	76,691	22,003
Net increase (decrease) in contract owners’ equity resulting from operations	14	-	42,537	(13,099)	1,578,303	(520,314)	38,257	(19,466)
Equity transactions:
Purchase payments received from contract owners (note 4)	557	-	256	687	147,740	26,811	(5)	25
Transfers between funds	106,036	-	(137)	(132)	(2,604,757)	4,021,098	(240,340)	(2,056)
Redemptions (notes 2, 3 and 4)	(8)	-	(5,284)	(36,864)	(847,849)	(1,273,233)	-	(18,597)
Adjustments to maintain reserves	6	-	1,112	12	(130)	78	35	(74)
Net equity transactions	106,591	-	(4,053)	(36,297)	(3,304,996)	2,774,754	(240,310)	(20,702)
Net change in contract owners’ equity	106,605	-	38,484	(49,396)	(1,726,693)	2,254,440	(202,053)	(40,168)
Contract owners’ equity beginning of period	-	-	146,793	196,189	7,790,279	5,535,839	202,053	242,221
Contract owners’ equity end of period	$106,605	-	185,277	146,793	6,063,586	7,790,279	-	202,053
CHANGES IN UNITS:
Beginning units	-	-	5,488	6,835	254,215	179,082	9,637	10,287
Units purchased	26,379	-	-	2	47,996	169,924	-	-
Units redeemed	(16,523)	-	(74)	(1,349)	(142,770)	(94,791)	(9,637)	(650)
Ending units	9,856	-	5,414	5,488	159,441	254,215	-	9,637

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMTP		FCA2S		WRMIC
	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$494	(281)	-	2,022	-	(23,258)
Realized gain (loss) on investments	3,373	453	-	(18,869)	-	292,825
Change in unrealized gain (loss) on investments	(6,733)	(8,098)	-	15,001	-	37,597
Reinvested capital gains	8,372	6,343	-	-	-	106,202
Net increase (decrease) in contract owners’ equity resulting from operations	5,506	(1,583)	-	(1,846)	-	413,366
Equity transactions:
Purchase payments received from contract owners (note 4)	-	12	-	518	-	22,473
Transfers between funds	(62,759)	30	-	(100,849)	-	(2,643,818)
Redemptions (notes 2, 3 and 4)	-	(226)	-	(25,541)	-	(192,410)
Adjustments to maintain reserves	58	(80)	-	(25)	-	(28)
Net equity transactions	(62,701)	(264)	-	(125,897)	-	(2,813,783)
Net change in contract owners’ equity	(57,195)	(1,847)	-	(127,743)	-	(2,400,417)
Contract owners’ equity beginning of period	57,195	59,042	-	127,743	-	2,400,417
Contract owners’ equity end of period	$-	57,195	-	-	-	-
CHANGES IN UNITS:
Beginning units	2,591	2,597	-	11,523	-	91,890
Units purchased	-	6	-	619	-	3,600
Units redeemed	(2,591)	(12)	-	(12,142)	-	(95,490)
Ending units	-	2,591	-	-	-	-

See accompanying notes to financial statements.

                 NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

 (1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)

   NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)*
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)*
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)*
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

 *       At December 31, 2019, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period.  This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

   NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	10/9/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/24/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	5/22/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/7/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	8/15/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/24/2018
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	6/13/2019
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)		11/2/2018
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018

   NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DSRGS	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Service Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DSC	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DVIV	BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
SBLV	Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)	Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)	11/11/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
MSVMG	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I	Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I	5/1/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America's Income Annuity Income Foundation Rider	1.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The following table provides variables account charges by asset fee rates for the period ended December 31, 2019.

	Total	ALVGIB	ALVIVB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2
0.95%	$13,398,185	-	-	-	568	6,946	152,657	-
1.00%	4,711,321	-	-	-	91	3,115	50,687	-
1.05%	904,831	-	100	-	385	286	10,951	-
1.10%	7,633,475	-	-	-	325	3,211	88,309	-
1.15%	3,495,104	-	-	-	193	2,747	26,669	-
1.20%	8,782,059	-	-	-	1,871	12,129	103,975	-
1.25%	1,414,456	144	-	-	-	542	12,360	-
1.30%	1,292,601	-	-	-	-	705	20,274	-
1.35%	1,751,839	-	15	-	2,348	3,024	15,907	-
1.40%	1,674,153	-	-	-	-	1,655	16,562	-
1.45%	259,102	-	-	-	-	-	1,570	-
1.50%	564,072	1,366	-	3,093	-	3,088	8,195	1,859
1.55%	383,028	-	-	-	-	48	5,665	-
1.60%	704,407	933	-	1,562	-	1,455	6,397	713
1.65%	626,674	1,716	-	1,007	-	1,685	12,091	2,214
1.70%	67,731	-	-	-	-	53	923	-
1.75%	346,566	270	-	353	-	1,243	2,516	1,440
1.80%	232,068	81	-	277	-	530	5,705	266
1.85%	89,337	-	-	-	-	-	1,663	-
1.90%	38,069	-	-	91	-	61	-	-
1.95%	196,456	3,628	-	4,133	-	4,445	2,867	1,046
2.00%	23,917	-	-	-	-	-	144	-
2.05%	177,540	758	-	6,292	-	1,091	1,893	202
2.10%	103,675	740	-	412	-	610	327	2,274
2.15%	39,644	-	-	-	-	815	67	-
2.20%	156,084	1,127	-	964	-	1,692	245	76
2.25%	469,271	-	-	-	-	10,212	29	-
2.35%	16,882	-	-	-	-	-	-	1,089
2.45%	12,084	-	-	-	-	-	-	218
2.50%	10,183	-	-	-	-	-	-	-
2.60%	50,378	608	-	240	-	926	-	922
Totals	$49,625,192	$11,371	$115	$18,424	$5,781	$62,314	$548,648	$12,319

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVED3	BRVHY3
0.95%	$76,650	766	53,792	-	-	1,745	8,120	7,545
1.00%	17,332	32	11,749	-	-	-	1,882	2,555
1.05%	3,122	-	1,700	-	-	-	1,632	954
1.10%	13,421	8,584	19,395	-	-	9,196	3,352	5,000
1.15%	13,044	5,030	7,036	-	-	5,132	992	1,085
1.20%	52,049	267	43,745	-	-	436	15,388	6,795
1.25%	10,939	153	1,189	4,003	-	61	498	649
1.30%	3,361	96	8,102	-	-	497	3,419	312
1.35%	12,408	-	14,379	-	-	-	1,035	5,031
1.40%	3,692	-	3,963	-	-	-	7,177	1,715
1.45%	202	-	62	-	-	-	1,440	504
1.50%	2,021	-	275	-	-	-	-	177
1.55%	5,595	-	3,433	-	-	-	-	-
1.60%	2,014	-	-	-	-	-	-	319
1.65%	930	-	734	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	830	399	320	-	580	-	-	-
1.80%	1,649	-	-	-	-	-	-	397
1.85%	1,936	-	40	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	929	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	112	-	29	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	776	-	-	-	-	-	-	-
2.25%	8,807	-	-	6,065	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	98	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	252	-	-	-	-	-	-	-
Totals	$232,169	$15,327	$169,943	$10,068	$580	$17,067	$44,935	$33,038

	BRVTR3	MLVGA3	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP
0.95%	$5,274	59,116	6,719	67,624	931,014	103,240	-	144,331
1.00%	1,488	17,519	3,688	28,039	448,157	46,735	-	68,594
1.05%	105	4,363	37	1,651	79,353	10,177	-	15,325
1.10%	2,263	25,123	1,222	30,198	405,536	86,092	-	73,229
1.15%	1,876	19,091	495	18,228	197,607	24,694	-	25,059
1.20%	5,759	89,917	2,309	49,294	632,611	62,862	-	101,576
1.25%	659	3,887	202	9,275	89,545	7,351	-	13,378
1.30%	7	10,418	339	6,884	80,044	6,476	-	13,797
1.35%	331	16,346	169	11,230	86,927	11,129	-	16,566
1.40%	240	13,138	-	10,835	71,602	7,727	-	10,822
1.45%	-	2,630	-	4,416	12,271	1,332	-	1,397
1.50%	-	2,071	45	110	15,050	5,151	-	2,988
1.55%	-	1,600	292	536	9,313	1,068	-	1,135
1.60%	-	3,718	-	2,916	26,892	827	46	2,852
1.65%	-	1,968	150	3,741	22,979	1,581	64	4,830
1.70%	-	1	257	319	1,837	169	-	767
1.75%	-	1,650	-	2,878	16,288	1,908	-	1,386
1.80%	-	22	-	427	4,118	71	-	1,152
1.85%	-	-	626	1,088	3,166	169	-	98
1.90%	-	-	-	-	-	-	-	-
1.95%	-	657	1,612	-	2,602	-	-	-
2.00%	-	-	-	-	230	-	-	264
2.05%	-	-	-	510	219	-	-	-
2.10%	-	-	163	-	330	-	594	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	446	18	1,215	6,672	-	-	198
2.25%	-	-	-	51	18,193	-	-	1,739
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	5	-
Totals	$18,002	$273,681	$18,343	$251,465	$3,162,556	$378,759	$709	$501,483

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DCAPS	DSC	DVIV	CLVHY2	DWVSVS	ETVFR	FVU2S	FHIBS
0.95%	$-	34	-	1,940	8,477	25,517	-	-
1.00%	-	-	-	973	2,994	10,620	-	-
1.05%	-	-	-	-	-	420	-	-
1.10%	-	42	5	1,012	3,480	23,365	-	-
1.15%	-	-	12	185	1,047	2,359	-	-
1.20%	-	-	-	85	12,125	40,395	-	-
1.25%	-	-	-	19	413	833	-	-
1.30%	-	-	-	-	3,352	7,711	-	-
1.35%	-	-	-	-	2,116	12,651	-	-
1.40%	-	-	-	67	2,056	6,264	-	-
1.45%	-	-	-	-	88	37	-	-
1.50%	2,051	-	-	-	-	612	59	2,284
1.55%	-	-	-	-	-	-	-	-
1.60%	257	-	-	-	-	385	303	1,299
1.65%	1,165	-	-	-	7	640	-	2,425
1.70%	-	-	-	1	-	-	-	-
1.75%	376	-	-	-	25	-	111	488
1.80%	29	-	-	-	17	-	21	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	627	-	-	-	-	-	337	3,268
2.00%	-	-	-	-	-	-	-	145
2.05%	3,266	-	-	-	-	-	232	5,313
2.10%	2,079	-	-	-	-	-	79	1,808
2.15%	-	-	-	-	-	-	-	-
2.20%	802	-	-	-	-	-	453	803
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	1,212	-	-	-	-	-	-	148
2.50%	240	-	-	-	-	-	-	-
2.60%	878	-	-	-	-	-	95	482
Totals	$12,982	$76	$17	$4,282	$36,197	$131,809	$1,690	$18,463

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQB	FQBS	FEMS2	FC2	FVSS2	FB2	FCS	FNRS2
0.95%	$146,697	-	1,455	789	-	25,167	10,035	16,692
1.00%	41,940	-	1,240	161	-	6,636	860	6,278
1.05%	6,271	-	59	2	-	576	-	1,769
1.10%	71,707	-	442	29	-	9,172	87,507	10,614
1.15%	29,443	-	-	-	-	2,954	40,660	4,179
1.20%	120,322	-	407	-	-	13,487	3,360	18,579
1.25%	18,439	-	21	-	-	94	1,653	1,561
1.30%	23,696	-	-	-	-	1,925	3,063	3,522
1.35%	24,605	-	128	2	-	5,930	-	5,615
1.40%	27,681	-	958	-	-	3,147	-	2,311
1.45%	4,404	-	69	-	-	-	-	610
1.50%	4,169	5,633	-	-	130	-	-	283
1.55%	5,612	-	-	-	-	-	-	379
1.60%	15,240	1,827	-	-	-	490	-	63
1.65%	8,018	3,852	-	-	1,150	136	-	636
1.70%	998	-	-	-	-	137	-	-
1.75%	10,024	525	-	-	542	-	-	81
1.80%	3,997	333	-	-	16	-	-	190
1.85%	2,192	-	-	-	-	-	-	285
1.90%	-	406	-	-	-	-	-	67
1.95%	30	6,485	-	-	563	-	-	335
2.00%	393	-	-	-	-	-	-	-
2.05%	742	10,085	-	-	1,236	-	-	-
2.10%	-	681	-	-	68	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	42	1,859	-	-	252	-	-	-
2.25%	747	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	672	-	-	791	-	-	-
Totals	$567,409	$32,358	$4,779	$983	$4,748	$69,851	$147,138	$74,049

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.95%	$485,792	-	28,905	-	38,333	-	21,624	-
1.00%	237,297	-	5,145	-	21,009	-	10,214	-
1.05%	48,006	-	2,728	-	530	-	5,273	-
1.10%	208,150	-	8,727	-	16,038	-	15,132	-
1.15%	90,467	-	10,939	-	6,675	-	2,048	-
1.20%	333,166	-	13,407	-	33,030	-	16,403	-
1.25%	52,576	-	-	20	919	508	1,307	1,587
1.30%	42,196	-	1,563	-	131	-	5,485	-
1.35%	79,382	-	1,045	-	3,815	-	2,867	-
1.40%	64,150	-	4,771	-	2,740	-	2,260	-
1.45%	5,331	-	-	-	1,649	-	1,443	-
1.50%	14,729	11,263	-	-	2,639	-	1,000	-
1.55%	9,246	-	-	-	1,168	-	347	-
1.60%	21,447	3,002	415	-	-	-	-	-
1.65%	20,690	6,686	2,962	-	864	-	-	-
1.70%	3,005	-	-	-	-	-	-	-
1.75%	11,452	1,837	-	-	-	-	-	-
1.80%	5,766	4,565	-	-	-	-	23	-
1.85%	3,355	-	-	-	-	-	-	-
1.90%	260	1,371	-	-	-	-	-	-
1.95%	46	4,605	31	-	-	-	-	-
2.00%	406	154	-	-	-	-	-	-
2.05%	1,339	3,485	-	-	-	-	-	-
2.10%	-	2,679	-	-	-	-	-	-
2.15%	14	-	-	-	-	-	-	-
2.20%	1,380	4,517	-	-	-	-	-	-
2.25%	14,904	-	-	627	-	1,720	-	1,777
2.35%	-	300	-	-	-	-	-	-
2.45%	-	218	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	6,132	-	-	-	-	-	-
Totals	$1,754,552	$50,814	$80,638	$647	$129,540	$2,228	$85,426	$3,364

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2
0.95%	$2,637	459	544,900	-	126,635	94,193	59,281	-
1.00%	1,802	-	289,111	-	55,532	30,028	24,152	-
1.05%	183	-	50,988	-	14,479	7,413	3,222	-
1.10%	1,121	12,582	218,900	-	41,762	33,663	31,251	-
1.15%	303	2,584	89,569	-	15,255	14,919	12,378	-
1.20%	777	4	367,808	-	125,136	82,572	56,907	-
1.25%	94	-	53,433	-	8,114	10,766	1,972	4,587
1.30%	79	-	38,246	-	17,722	18,708	9,882	-
1.35%	257	-	43,723	-	23,219	11,810	8,093	-
1.40%	78	-	48,771	-	11,180	7,608	5,341	-
1.45%	-	-	6,238	-	704	423	869	-
1.50%	-	-	11,307	9,979	3,305	2,332	1,775	9,093
1.55%	39	-	6,160	-	976	2,766	691	-
1.60%	-	-	14,748	4,035	2,657	2,413	2,391	4,916
1.65%	-	-	14,841	5,924	4,729	968	1,253	4,516
1.70%	-	-	3,334	-	88	2,054	-	-
1.75%	-	-	10,360	3,428	996	3,505	204	2,427
1.80%	-	-	4,843	2,257	1,151	3,124	68	563
1.85%	-	-	2,020	-	257	1,287	277	-
1.90%	-	-	2,746	194	-	-	149	121
1.95%	-	-	-	3,137	12	1,798	376	6,113
2.00%	-	-	256	-	13	-	-	591
2.05%	-	-	3,377	3,768	-	-	-	4,689
2.10%	-	-	-	2,346	-	322	-	4,810
2.15%	68	-	-	-	-	-	-	-
2.20%	-	-	632	4,452	443	-	-	2,091
2.25%	29	-	4,835	-	-	13,694	-	13,837
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,766	-	-	-	1,834
2.50%	-	-	-	304	-	-	-	567
2.60%	-	-	-	1,565	-	-	-	1,030
Totals	$7,467	$15,629	$1,831,146	$43,155	$454,365	$346,366	$220,532	$61,785

	FOS	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2
0.95%	$85,931	-	19,999	3,555	73,060	-	18,904	8,079
1.00%	29,478	-	5,160	606	32,313	-	9,395	5,272
1.05%	8,942	-	2,174	208	6,333	-	1,207	733
1.10%	24,711	-	11,489	439	36,501	-	9,378	3,000
1.15%	11,271	-	4,907	-	20,050	-	5,820	3,540
1.20%	57,673	-	14,177	1,200	114,026	-	17,971	11,110
1.25%	8,387	-	2,715	32	8,396	6,039	7,036	1,974
1.30%	6,112	-	2,270	156	25,846	-	1,388	781
1.35%	7,658	-	4,085	1,080	34,230	-	2,570	1,264
1.40%	8,271	-	4,411	36	17,727	-	1,140	1,345
1.45%	1,767	-	72	29	1,094	-	546	879
1.50%	1,647	3,110	112	-	1,259	-	65	121
1.55%	1,847	-	44	-	103	-	384	112
1.60%	1,008	2,331	2,884	-	1,862	-	477	1,911
1.65%	1,978	1,810	1,601	-	2,559	-	1,592	422
1.70%	50	-	144	-	563	-	170	-
1.75%	2,487	864	1,339	-	25	-	945	104
1.80%	665	315	14	-	1,090	-	18	32
1.85%	615	-	108	-	931	-	151	-
1.90%	-	189	-	-	-	-	-	81
1.95%	29	6,058	-	-	573	-	-	26
2.00%	-	136	-	-	1,520	-	-	-
2.05%	246	542	482	-	22	-	-	195
2.10%	-	1,314	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,292	1,135	-	-	456	-	-	-
2.25%	-	-	392	-	5,181	1,986	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	41	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	319	-	-	-	-	-	-
Totals	$262,065	$18,164	$78,579	$7,341	$385,720	$8,025	$79,157	$40,981

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	GVMSAS	GVGMNS	RVARS	SBLD	SBLJ
0.95%	$14,206	65,659	11,149	67	741	3,174	25	87
1.00%	4,855	21,727	1,043	-	-	-	-	-
1.05%	686	3,106	6,666	-	-	6	-	-
1.10%	3,771	21,612	2,258	6	262	792	1,252	1,177
1.15%	1,633	13,449	1,785	-	-	197	936	111
1.20%	6,578	50,872	10,058	36	43	1,269	-	59
1.25%	2,267	2,830	1,739	-	-	20	-	-
1.30%	750	13,239	1,839	-	-	590	-	-
1.35%	1,715	8,502	2,370	100	209	132	-	-
1.40%	1,816	5,158	2,582	-	67	19	-	-
1.45%	-	636	-	-	-	-	-	-
1.50%	5	455	-	-	-	-	-	-
1.55%	6	6	-	-	-	122	-	-
1.60%	628	1,935	8,050	-	-	-	-	-
1.65%	106	1,230	-	-	-	315	-	-
1.70%	-	48	-	-	-	-	-	-
1.75%	1	1,498	-	-	-	-	-	-
1.80%	-	2,280	36	-	-	-	-	-
1.85%	-	710	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	352	976	326	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	386	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$39,375	$216,314	$49,901	$209	$1,322	$6,636	$2,213	$1,434

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACEG2
0.95%	$734	628	527	123	787	19	33	2,470
1.00%	-	-	-	-	-	-	-	1,034
1.05%	-	-	-	-	-	-	-	159
1.10%	8,226	1,974	3,167	3,320	7,904	762	483	1,056
1.15%	342	424	1,754	2,208	7,734	102	-	557
1.20%	53	-	-	71	298	55	-	3,164
1.25%	-	-	1	13	389	-	337	111
1.30%	-	-	-	-	77	-	-	144
1.35%	-	-	-	-	-	-	-	766
1.40%	-	-	-	-	-	-	-	442
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	6,407
1.55%	-	-	-	-	-	-	-	14
1.60%	-	-	-	-	-	-	-	1,619
1.65%	-	-	-	-	-	-	-	1,639
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	1,836
1.80%	-	-	-	-	-	-	-	292
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	169
1.95%	-	-	-	-	-	-	-	6,110
2.00%	-	-	-	-	-	-	-	411
2.05%	-	-	-	-	-	-	-	2,352
2.10%	-	-	-	-	-	-	-	314
2.15%	-	-	-	-	-	-	-	4,671
2.20%	-	-	-	-	-	-	-	1,978
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	324
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	704
Totals	$9,355	$3,026	$5,449	$5,735	$17,189	$938	$853	$38,743

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS	IVRE	IVMCC2
0.95%	$-	41	-	-	679	49	45	208
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	76	9	-	-	2,487	1,047	205
1.15%	-	-	-	-	1,985	1,563	1,174	954
1.20%	-	-	-	-	-	35	9	248
1.25%	-	427	-	-	241	-	-	-
1.30%	-	61	-	-	60	-	-	-
1.35%	-	-	-	-	-	-	-	8
1.40%	-	-	-	-	1,383	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	11,646	-	-	863	-	-	-	-
1.55%	-	-	26	-	22	-	-	-
1.60%	3,713	-	-	-	-	-	-	-
1.65%	4,537	-	-	242	-	-	-	-
1.70%	-	-	-	-	576	-	-	35
1.75%	3,895	-	-	240	-	-	-	12
1.80%	1,160	-	-	24	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	86	-	-	980	-	-	-	-
1.95%	10,524	-	-	1,684	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	2,764	-	-	1,637	-	-	-	-
2.10%	2,898	-	-	830	-	-	-	-
2.15%	4,582	-	-	-	-	-	-	-
2.20%	2,365	-	-	419	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	7	-	-	1,029	-	-	-	-
2.50%	123	-	-	204	-	-	-	-
2.60%	2,362	-	-	-	-	-	-	-
Totals	$50,662	$605	$35	$8,152	$4,946	$4,134	$2,275	$1,670

	IVKMG2	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC
0.95%	$3,696	9,096	2,597	286,052	-	246,929	-	21,329
1.00%	303	990	342	62,933	-	124,091	-	9,105
1.05%	37	83	-	13,221	-	20,170	-	1,434
1.10%	1,500	1,073	19,870	152,241	-	103,926	-	7,109
1.15%	154	469	13,510	63,042	-	45,983	-	3,689
1.20%	3,459	2,259	776	219,223	-	155,306	-	18,325
1.25%	1,020	155	296	33,514	-	33,127	-	773
1.30%	1	315	158	27,630	-	23,238	-	3,511
1.35%	72	873	222	50,569	-	39,682	-	3,292
1.40%	104	143	-	46,357	-	26,838	-	1,738
1.45%	-	64	-	3,411	-	2,296	-	1,047
1.50%	1,656	-	-	13,683	2,275	7,564	3,451	433
1.55%	45	-	-	5,250	-	4,886	-	104
1.60%	-	-	-	33,248	403	4,108	386	23
1.65%	454	167	-	14,562	1,130	10,400	6,419	1,111
1.70%	-	-	-	1,171	-	819	-	-
1.75%	-	-	-	10,147	1,161	3,989	8,044	1,556
1.80%	65	-	-	8,332	290	2,482	276	-
1.85%	-	-	-	1,708	-	557	-	586
1.90%	748	-	-	2,139	-	649	73	-
1.95%	619	-	-	3,722	2,617	108	1,964	1,190
2.00%	-	-	-	2,786	-	404	-	-
2.05%	960	-	-	9,640	1,233	146	93	-
2.10%	254	-	-	3,300	1,592	-	2,087	165
2.15%	-	-	-	1,960	1,732	-	-	-
2.20%	689	-	-	7,365	729	162	1,247	8
2.25%	256	-	-	-	-	3,803	-	-
2.35%	-	-	-	-	1,052	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	420	-	-	370	-
2.60%	-	-	-	2,995	-	-	407	-
Totals	$16,092	$15,687	$37,771	$1,080,621	$14,214	$861,663	$24,817	$76,528

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSCS	OVAG	OVSB	OVSBS	WRASP	WRBP	WRBDP	WRCEP
0.95%	$-	169,527	12,027	-	188,096	115,344	122,060	269,718
1.00%	-	77,432	2,989	-	11,327	2,368	5,007	7,961
1.05%	-	12,507	55	-	1,716	577	113	301
1.10%	-	87,851	2,206	-	209,645	136,945	148,594	295,053
1.15%	-	40,039	2,278	-	103,330	73,964	60,888	133,530
1.20%	-	112,264	9,095	-	50,556	5,689	4,381	9,791
1.25%	1,454	27,283	878	106	10,512	4,949	7,534	14,882
1.30%	-	10,544	2,018	-	10,083	1,170	1,068	1,374
1.35%	-	17,183	1,511	-	12,447	3,234	3,264	10,819
1.40%	-	19,878	1,748	-	29,978	19,162	15,744	29,243
1.45%	-	3,754	69	-	8,131	9,241	7,707	12,416
1.50%	-	2,751	440	2,307	4,847	2,214	3,233	10,262
1.55%	-	1,434	-	-	19,887	5,471	7,983	22,483
1.60%	-	2,965	-	230	9,477	11,280	10,017	15,164
1.65%	-	6,809	52	4,874	7,342	1,551	2,697	3,958
1.70%	-	956	-	-	678	254	774	84
1.75%	-	2,534	1,550	1,392	1,751	457	542	181
1.80%	-	1,923	-	126	2,006	1,144	1,556	2,515
1.85%	-	134	-	-	1,884	879	712	1,735
1.90%	-	1,457	-	72	11	-	98	157
1.95%	-	123	-	3,770	329	2,470	10	1,638
2.00%	-	-	-	-	309	571	87	533
2.05%	-	15	30	989	19	-	-	-
2.10%	-	-	-	1,202	119	69	63	125
2.15%	-	108	-	-	-	-	-	-
2.20%	-	1,378	1,796	1,865	420	-	-	-
2.25%	-	47	-	187	1,686	96	2,058	732
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	130	-	-	-	-
2.50%	-	-	-	315	-	-	-	-
2.60%	-	-	-	1,633	-	-	-	-
Totals	$1,454	$600,896	$38,742	$19,198	$686,586	$399,099	$406,190	$844,655

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
0.95%	$27,784	5,658	11,393	10,464	321,529	154,575	58,493	37,812
1.00%	894	501	126	245	8,176	8,317	1,360	313
1.05%	-	11	115	10	648	673	13	57
1.10%	40,545	8,801	10,765	14,941	410,453	193,668	87,393	32,007
1.15%	20,345	2,632	3,515	4,004	184,171	80,989	28,671	15,516
1.20%	672	268	26	762	13,339	14,062	2,666	1,873
1.25%	1,216	259	449	306	15,083	8,815	3,295	1,445
1.30%	408	99	137	25	3,404	1,040	1	-
1.35%	2,591	54	-	338	17,701	5,372	2,428	1,740
1.40%	2,945	334	614	2,480	41,531	12,905	7,739	1,324
1.45%	933	5	1,282	455	21,322	8,246	1,984	1,089
1.50%	1,012	-	120	404	13,051	6,360	1,537	1,367
1.55%	1,734	990	69	2,032	33,071	7,764	5,097	1,271
1.60%	2,278	265	159	280	17,579	10,742	4,813	1,139
1.65%	336	63	34	331	8,689	1,948	1,039	161
1.70%	575	-	-	104	1,259	502	4	-
1.75%	-	-	-	-	1,035	93	-	25
1.80%	819	404	-	307	3,369	1,577	378	283
1.85%	19	-	70	16	2,986	987	1,161	8
1.90%	-	-	-	-	180	11	-	-
1.95%	-	-	-	-	422	190	47	-
2.00%	-	-	-	136	521	459	942	10
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	28	68	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	44	-	47	346	1,486	75	3,149	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$105,150	$20,344	$28,921	$38,014	$1,121,073	$519,370	$212,210	$97,440

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRLTBP	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
0.95%	$8,185	64,282	70,900	18,271	195,213	126,583	16,476	76,715
1.00%	709	3,865	584	1,256	3,412	1,607	537	526
1.05%	214	203	-	-	548	172	115	569
1.10%	12,635	61,873	36,201	20,484	247,945	160,661	21,484	121,490
1.15%	6,165	26,971	20,164	10,050	90,714	62,503	9,408	64,118
1.20%	928	8,558	213	849	12,480	7,514	913	4,350
1.25%	1,568	2,195	404	477	5,735	4,072	605	3,965
1.30%	-	421	-	164	32	292	195	109
1.35%	1,521	2,068	914	4,118	12,258	8,881	3,568	5,170
1.40%	2,991	5,076	1,974	2,528	25,548	14,637	1,167	14,146
1.45%	282	2,882	1,893	28	6,170	2,906	194	4,768
1.50%	132	1,692	754	190	7,083	4,017	482	4,411
1.55%	2,275	2,492	3,126	1,860	24,205	10,584	1,302	8,127
1.60%	131	4,715	933	603	16,484	6,694	756	7,740
1.65%	-	864	108	617	4,505	2,714	116	3,717
1.70%	-	749	-	-	223	502	249	678
1.75%	-	55	-	-	177	76	-	198
1.80%	-	849	5,113	198	4,036	2,405	73	1,137
1.85%	240	50	-	84	1,634	2,526	80	1,119
1.90%	-	-	16	-	-	5	-	5
1.95%	92	107	112	35	596	23	-	20
2.00%	-	249	29	-	368	614	-	645
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	151	65	-	96
2.15%	-	72	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	750	662	169	145	837	-	870
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$38,068	$191,038	$144,100	$61,981	$659,662	$420,890	$57,720	$324,689

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JPMMV1	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.95%	$39,845	-	4,774	247,208	121,222	98,872	15,341	2,743
1.00%	23,890	-	4,265	148,067	65,065	49,294	1,534	1,447
1.05%	3,753	-	519	20,588	14,823	10,560	238	-
1.10%	16,242	-	1,113	118,610	42,928	57,275	1,447	324
1.15%	9,371	-	1,355	49,805	28,723	24,222	2,156	492
1.20%	40,993	-	3,377	217,024	106,143	96,694	3,795	2,160
1.25%	3,861	912	-	30,490	18,984	14,053	48	15
1.30%	13,210	-	6,037	51,526	13,672	11,317	1,534	67
1.35%	7,717	-	1,345	35,041	22,650	13,969	1,164	461
1.40%	6,586	-	-	30,142	18,519	11,048	818	745
1.45%	169	-	-	4,458	2,823	4,158	706	-
1.50%	1,387	-	-	14,306	1,583	4,261	-	-
1.55%	56	-	-	5,865	1,506	873	-	-
1.60%	1,741	-	-	10,480	2,435	2,172	-	-
1.65%	1,803	-	506	18,338	3,126	5,074	-	-
1.70%	64	-	-	543	155	252	-	-
1.75%	1,379	-	79	4,227	1,547	2,364	-	-
1.80%	808	-	-	5,402	1,317	2,392	-	-
1.85%	89	-	-	371	618	403	-	-
1.90%	-	-	-	511	588	124	-	-
1.95%	-	-	-	2,345	1,245	352	-	-
2.00%	-	-	-	183	-	-	-	-
2.05%	-	-	-	135	586	386	-	-
2.10%	-	-	-	-	167	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	383	-	-	32	343	8	-	-
2.25%	-	-	-	9,857	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$173,347	$912	$23,370	$1,025,554	$470,768	$410,123	$28,781	$8,454

	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIGSC	MVIVSC	MSGI2	MSVFI
0.95%	$-	-	8,750	112,275	139	74,607	4,388	15,962
1.00%	-	-	2,419	27,276	3	20,389	140	2,971
1.05%	-	-	202	6,590	-	4,588	266	772
1.10%	-	-	2,672	33,826	22	16,764	791	3,140
1.15%	-	-	2,410	22,999	136	14,859	658	4,682
1.20%	-	-	4,130	55,154	50	35,519	3,001	13,686
1.25%	2,718	-	2,938	6,955	-	1,803	278	995
1.30%	-	-	6	15,805	-	14,038	115	1,397
1.35%	-	-	154	11,677	-	10,931	3,471	1,648
1.40%	-	-	1,497	14,270	-	3,965	515	2,021
1.45%	-	-	188	1,222	-	969	-	-
1.50%	-	2,235	504	4,236	-	2,685	-	174
1.55%	-	-	457	243	-	328	-	1,396
1.60%	-	926	1,905	4,736	-	2,534	-	457
1.65%	-	1,073	446	6,498	-	3,777	-	434
1.70%	-	-	49	177	-	448	-	1,786
1.75%	-	405	7	8,457	-	2,741	-	-
1.80%	-	-	135	2,886	-	944	-	-
1.85%	-	-	-	-	-	1,161	136	2,088
1.90%	-	1,549	617	533	-	64	-	-
1.95%	-	3,078	1,781	2,415	-	5,163	-	3,825
2.00%	-	-	-	571	-	555	-	-
2.05%	-	1,723	1,614	5,251	-	6,849	-	-
2.10%	-	509	816	2,612	-	1,647	-	484
2.15%	-	-	-	5,859	-	-	-	-
2.20%	-	1,610	1,077	2,874	-	2,742	-	27
2.25%	-	-	-	5,691	-	81	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	128	213	-	207	-	-
2.50%	-	-	-	335	-	-	-	-
2.60%	-	290	-	172	-	819	-	-
Totals	$2,718	$13,398	$34,902	$361,808	$350	$231,177	$13,759	$57,945

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVF2	MSEM	MSVMG	MSVRE	NVFIII	GBF	GBF2	MSBF
0.95%	$-	13,473	-	-	2	258,045	-	98,566
1.00%	-	5,513	-	-	-	97,204	-	37,999
1.05%	-	264	-	-	41	19,029	-	7,222
1.10%	-	5,259	-	-	-	108,431	-	23,915
1.15%	-	1,222	-	-	-	42,734	-	15,395
1.20%	-	9,513	-	12	-	148,548	-	86,369
1.25%	154	1,249	-	87	-	20,851	-	7,700
1.30%	-	706	-	-	-	22,634	-	11,825
1.35%	-	455	-	-	-	39,190	-	16,562
1.40%	-	1,671	-	-	-	36,699	-	7,542
1.45%	-	-	-	-	-	3,253	-	1,042
1.50%	635	140	-	35	-	5,304	2,712	4,732
1.55%	-	494	-	-	-	5,972	-	969
1.60%	-	6,935	31	12,212	-	15,457	771	3,405
1.65%	991	970	-	-	-	9,554	2,004	1,997
1.70%	-	15	-	-	-	1,244	-	727
1.75%	17	552	1,283	3,226	-	7,305	1,910	5,052
1.80%	-	39	-	-	-	1,640	459	2,342
1.85%	-	21	-	-	-	761	-	591
1.90%	-	12	-	-	-	107	297	352
1.95%	8,271	-	-	-	-	-	4,620	662
2.00%	-	-	-	-	-	312	-	12
2.05%	-	-	-	-	-	1,061	2,912	11,063
2.10%	-	-	-	-	-	-	1,524	939
2.15%	-	5	-	-	-	5	-	4
2.20%	432	-	-	-	-	1,159	2,943	3,784
2.25%	1,367	-	-	-	-	9,306	-	-
2.35%	-	-	-	-	-	-	153	-
2.45%	-	-	-	-	-	-	568	-
2.50%	-	-	-	-	-	-	108	-
2.60%	356	-	-	-	-	-	839	1,624
Totals	$12,223	$48,508	$1,314	$15,572	$43	$855,805	$21,820	$352,392

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	HIBF	GVABD2	NVLCP2	NVCBD1	NVCBD2	NVSTB2	SAM	NVMGA2
0.95%	$89,366	28,140	11,700	11,752	-	17,697	448,765	8
1.00%	30,757	8,130	2,087	2,695	-	4,314	113,167	551
1.05%	9,719	3,471	596	3,024	-	1,395	35,071	-
1.10%	45,525	6,710	1,279	6,433	-	10,487	106,371	197
1.15%	16,195	5,292	1,620	2,248	-	5,135	58,681	1
1.20%	51,920	40,464	12,348	16,435	-	10,345	591,203	851
1.25%	11,251	3,661	383	1,080	-	847	29,039	-
1.30%	21,116	3,327	7,229	1,731	-	2,081	35,523	-
1.35%	15,529	5,176	1,181	8,604	-	2,546	57,164	-
1.40%	10,021	1,544	2,037	2,252	-	2,698	47,387	118
1.45%	3,045	-	-	-	-	-	623	82
1.50%	1,905	770	205	685	1,250	-	17,981	-
1.55%	2,196	12	-	35	-	14	3,122	-
1.60%	6,041	-	1,070	2,986	62	203	5,246	-
1.65%	3,161	-	65	1,057	71	34	19,486	-
1.70%	686	-	-	-	-	-	992	-
1.75%	1,771	313	-	1,984	164	-	8,255	-
1.80%	1,422	-	-	27	103	-	4,962	-
1.85%	825	-	-	-	-	-	1,502	-
1.90%	-	-	-	-	-	-	195	-
1.95%	1,311	-	-	-	1,073	-	725	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	6,828	-	1,771	-
2.10%	162	-	-	-	331	-	942	-
2.15%	-	-	-	-	-	-	421	-
2.20%	64	-	-	-	806	-	1,800	-
2.25%	-	3,623	1,287	1,660	-	2,585	6,856	-
2.35%	-	-	-	-	-	-	325	-
2.45%	-	-	-	-	224	-	5	-
2.50%	-	-	-	-	110	-	-	-
2.60%	-	-	-	-	-	-	337	-
Totals	$323,988	$110,633	$43,087	$64,688	$11,022	$60,381	$1,597,917	$1,808

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.95%	$344	46,330	-	17,495	3,220	235,556	-	95,794
1.00%	771	18,700	-	9,560	-	104,126	-	50,751
1.05%	-	1,773	-	1,626	299	15,411	-	7,532
1.10%	202	33,194	-	9,585	435	124,507	-	27,423
1.15%	-	22,088	-	6,618	838	43,449	-	12,037
1.20%	1,081	51,955	-	8,755	421	140,075	30,502	75,872
1.25%	-	7,471	-	1,232	2,622	24,799	-	11,660
1.30%	-	4,940	-	3,530	152	8,229	12,724	15,690
1.35%	2	8,042	-	1,891	77	18,498	13,525	11,019
1.40%	-	6,337	-	1,750	64	21,386	7,724	12,477
1.45%	-	336	-	13	-	4,041	-	958
1.50%	-	3,883	623	474	1,128	6,043	934	4,429
1.55%	-	899	-	67	-	5,930	-	909
1.60%	-	6,726	-	5,607	264	6,646	-	1,659
1.65%	-	5,066	146	411	506	15,627	2,734	2,618
1.70%	-	417	-	173	-	1,189	-	519
1.75%	-	2,102	-	671	1,381	2,764	-	250
1.80%	-	2,550	-	1,503	345	897	74	1,945
1.85%	-	112	-	72	-	979	-	230
1.90%	-	38	-	184	45	410	-	107
1.95%	-	761	1,106	-	5,930	1,415	-	1,020
2.00%	-	-	-	-	-	92	-	15
2.05%	-	2,443	-	12	298	3,298	-	44
2.10%	-	772	592	-	647	-	1,220	-
2.15%	-	18	-	23	345	-	-	-
2.20%	-	1,885	1,888	-	1,299	4,987	-	-
2.25%	-	3,846	-	-	1,171	4,330	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	623	66	-	4,146	-	-	-
Totals	$2,400	$233,307	$4,421	$71,252	$25,633	$794,684	$69,437	$334,958

	NVRE1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVAMV1	NVAMV2	NVOLG1
0.95%	$210,059	136,586	192,244	1,878	7,054	290,401	-	1,309,681
1.00%	70,604	29,337	86,673	354	1,506	98,997	-	563,665
1.05%	9,986	6,011	24,815	-	244	17,556	-	99,699
1.10%	72,312	91,828	82,160	155	4,582	160,698	-	444,381
1.15%	39,767	50,486	31,111	717	2,388	50,279	-	181,618
1.20%	116,034	116,880	82,287	112	6,650	232,087	-	676,933
1.25%	14,255	15,608	10,801	-	1,999	38,283	-	121,027
1.30%	12,297	14,644	20,544	-	19	41,471	-	86,761
1.35%	23,562	28,877	24,253	272	3,244	47,704	-	144,435
1.40%	21,272	35,010	15,703	102	650	49,082	-	145,055
1.45%	1,301	2,388	980	-	-	2,207	-	20,584
1.50%	9,243	7,309	4,907	-	556	9,612	4,876	28,116
1.55%	2,389	7,010	3,246	-	-	5,607	-	20,670
1.60%	13,934	6,407	7,069	-	15	18,783	743	40,265
1.65%	11,640	11,344	4,686	-	557	11,807	2,102	36,495
1.70%	916	967	3,599	-	178	2,899	-	10,360
1.75%	2,075	1,871	292	-	293	5,069	1,204	19,141
1.80%	1,276	1,104	682	-	-	3,266	3,500	17,124
1.85%	2,525	1,645	569	-	-	2,846	-	3,235
1.90%	282	20	-	-	-	33	2,628	2,489
1.95%	3,097	1,366	-	-	-	1,375	3,259	1,748
2.00%	404	-	-	-	-	1,382	531	1,580
2.05%	1,550	2,041	1,744	-	-	4,310	3,103	4,405
2.10%	1,833	163	-	-	-	163	657	-
2.15%	20	9	-	-	-	15	2,082	23
2.20%	4,281	1,071	145	-	-	2,623	2,744	2,442
2.25%	65	382	627	-	971	4,702	-	51,190
2.35%	1,372	-	-	-	-	-	2,560	-
2.45%	73	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	338	-
2.60%	859	-	-	-	-	-	93	-
Totals	$649,283	$570,364	$599,137	$3,590	$30,906	$1,103,257	$30,420	$4,033,122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVOLG2	NVTIV3	DTRTFB	TRF	TRF2	EIF	SCGF	SCGF2
0.95%	$-	6,098	397	419,386	-	43,335	58,413	-
1.00%	-	1,704	1,341	222,398	-	26,445	22,598	-
1.05%	-	416	14	33,933	-	6,097	3,869	-
1.10%	-	3,252	339	130,030	-	25,962	35,354	-
1.15%	-	2,602	232	42,143	-	23,782	13,082	-
1.20%	-	3,559	342	104,981	-	48,047	52,979	-
1.25%	-	916	-	23,601	-	8,557	7,788	-
1.30%	-	132	-	20,659	-	7,361	11,389	-
1.35%	-	776	-	17,678	-	11,999	14,264	-
1.40%	-	903	1,640	15,584	-	6,424	10,685	-
1.45%	-	-	-	3,865	-	350	454	-
1.50%	25,103	-	-	4,257	142	1,496	1,234	413
1.55%	-	-	-	1,339	-	728	1,805	-
1.60%	4,980	18	-	6,610	235	2,464	2,394	323
1.65%	20,622	281	-	5,118	361	5,335	2,017	498
1.70%	-	122	-	859	-	425	125	-
1.75%	6,328	71	-	666	526	2,562	3,133	302
1.80%	4,495	-	-	1,471	443	383	3,454	338
1.85%	-	-	-	587	-	328	197	-
1.90%	2,627	-	-	93	-	-	73	216
1.95%	10,264	-	-	94	495	-	15	1,523
2.00%	438	-	-	-	-	66	-	-
2.05%	4,990	-	-	164	1,099	946	1,694	399
2.10%	3,296	-	-	973	1,402	-	-	474
2.15%	233	-	-	-	1,244	-	-	-
2.20%	13,090	-	-	583	195	153	965	112
2.25%	-	815	-	10,307	-	1,846	-	-
2.35%	4,609	-	-	-	-	-	-	-
2.45%	405	-	-	-	-	-	-	-
2.50%	124	-	-	-	334	-	-	-
2.60%	982	-	-	-	189	-	-	1,473
Totals	$102,586	$21,665	$4,305	$1,067,379	$6,665	$225,091	$247,981	$6,071

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	SCF	SCF2	GEM	GEM2	GIG	NVIE6	SCVF	SCVF2
0.95%	$257,321	-	38,669	-	51,158	-	240,610	-
1.00%	99,342	-	10,045	-	21,695	-	64,160	-
1.05%	13,202	-	2,024	-	4,011	-	9,882	-
1.10%	97,720	-	18,786	-	18,554	-	108,994	-
1.15%	38,059	-	13,593	-	7,210	-	42,407	-
1.20%	140,394	-	33,008	-	39,371	-	134,397	-
1.25%	23,984	-	4,407	-	4,277	445	21,960	-
1.30%	22,396	-	2,040	-	6,684	-	18,203	-
1.35%	29,737	-	4,587	-	7,331	-	35,417	-
1.40%	29,609	-	4,452	-	2,614	-	25,543	-
1.45%	2,801	-	288	-	613	-	1,605	-
1.50%	5,877	2,581	1,337	792	1,249	-	5,032	1,990
1.55%	4,299	-	1,487	-	1,912	-	2,890	-
1.60%	7,872	603	2,086	586	2,517	-	19,500	235
1.65%	8,621	1,124	803	670	884	-	7,447	412
1.70%	748	-	80	-	132	-	836	-
1.75%	2,528	634	2,091	117	546	-	7,012	990
1.80%	2,105	1,875	171	-	767	-	2,678	267
1.85%	262	-	171	-	907	-	900	-
1.90%	-	1,496	-	-	-	-	206	359
1.95%	69	1,102	539	1,302	1,245	-	103	901
2.00%	182	326	-	-	-	-	359	-
2.05%	449	1,658	114	816	796	-	998	547
2.10%	-	946	-	322	162	-	-	2,129
2.15%	-	1,069	-	-	-	-	18	-
2.20%	191	1,808	-	1,071	8	-	1,920	1,016
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	89	-	119	-	-	-	105
2.50%	-	289	-	-	-	-	-	-
2.60%	-	539	-	-	-	-	-	752
Totals	$787,768	$16,139	$140,778	$5,795	$174,643	$445	$753,077	$9,703

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVAGG2	GVAGR2	GVAGI2	GVDIVI	GVDIV2	NVSIX2	GVIX8	MCIF
0.95%	$55,113	96,433	57,780	9,292	-	6,950	13,927	216,020
1.00%	20,505	38,455	49,356	1,788	-	4,800	3,689	93,223
1.05%	4,778	8,645	6,905	2,565	-	-	774	11,331
1.10%	26,568	40,165	28,744	6,386	-	1,858	2,663	130,875
1.15%	22,360	30,860	25,639	4,369	-	2,509	1,854	57,505
1.20%	72,691	99,057	89,070	12,747	-	6,918	12,672	178,628
1.25%	8,608	11,762	6,195	839	948	294	1,725	24,888
1.30%	18,631	19,400	7,346	5,889	-	2,098	1,565	53,059
1.35%	9,755	16,565	5,710	3,094	-	760	337	35,663
1.40%	14,384	22,026	7,422	848	-	3,379	1,452	29,303
1.45%	1,155	2,267	203	130	-	1,032	-	7,374
1.50%	998	4,918	3,433	49	524	-	27	5,184
1.55%	1,003	1,399	1,147	175	-	286	46	4,604
1.60%	275	368	539	1,241	1	5,916	4,538	12,092
1.65%	447	539	308	412	762	-	111	8,929
1.70%	46	197	-	80	-	-	5	1,695
1.75%	2	869	-	80	998	-	-	9,182
1.80%	33	30	-	791	-	-	-	2,111
1.85%	133	80	-	782	-	-	-	1,214
1.90%	-	1,784	-	-	-	-	-	603
1.95%	49	330	-	15	319	-	-	115
2.00%	-	-	-	42	-	-	-	578
2.05%	-	-	-	36	688	-	-	1,326
2.10%	-	-	-	-	122	-	-	1,262
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	471	196	-	-	3,868
2.25%	-	14,477	14,495	-	-	-	-	1,200
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	8	-	-	-
Totals	$257,534	$410,626	$304,292	$52,121	$4,566	$36,800	$45,385	$891,832

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVEX2	GVIDA	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2
0.95%	$91,642	60,868	1,767	120,572	274,670	63,908	47,629	127,990
1.00%	23,402	4,170	2,097	23,976	81,837	17,477	14,069	72,228
1.05%	2,136	5,586	-	6,651	20,095	4,401	1,252	17,391
1.10%	28,994	60,454	855	182,424	254,650	63,775	38,126	56,206
1.15%	23,657	32,445	432	93,704	128,073	20,758	22,036	38,647
1.20%	63,102	63,481	2,190	129,615	231,480	73,346	57,853	150,234
1.25%	2,464	33,175	44	52,039	95,146	32,761	5,883	21,529
1.30%	12,515	3,194	309	4,905	31,684	4,994	4,119	38,046
1.35%	10,412	17,810	229	45,350	57,409	17,963	17,395	31,220
1.40%	5,588	9,811	17	42,552	89,123	18,399	10,883	32,791
1.45%	245	491	-	2,929	8,721	297	2,408	3,909
1.50%	900	10,335	-	19,124	19,057	16,796	4,842	7,717
1.55%	3,712	899	-	9,893	18,743	2,986	6,096	3,244
1.60%	6,856	6,012	1,225	17,705	53,276	9,827	4,583	669
1.65%	1,282	5,718	-	23,402	35,529	16,469	12,513	19,877
1.70%	-	289	-	1,408	4,213	1,110	37	-
1.75%	-	1,155	-	15,422	37,858	12,032	4,706	28
1.80%	3	5,368	-	7,565	22,931	8,778	483	6,058
1.85%	-	1,799	-	5,513	5,768	1,615	5,115	1,362
1.90%	-	-	-	968	2,027	-	1	-
1.95%	-	2,244	-	5,321	9,196	1,785	1,650	47
2.00%	-	-	-	-	638	-	-	1,561
2.05%	-	2,272	-	5,670	9,407	1,204	1,517	593
2.10%	-	2,947	-	17,846	13,854	3,834	1,515	-
2.15%	-	1,383	-	4,070	2,855	2,765	2,060	-
2.20%	-	6,148	-	2,112	7,343	6,538	625	7,136
2.25%	-	2,691	-	35,926	55,316	6,292	2,639	28,760
2.35%	-	-	-	930	4,168	-	-	-
2.45%	-	-	-	1,496	1,598	-	-	-
2.50%	-	-	-	1,245	2,759	1,339	659	-
2.60%	-	5,395	-	-	936	2,379	533	-
Totals	$276,910	$346,140	$9,165	$880,333	$1,580,360	$413,828	$271,227	$667,243

	NVCRA2	NVCMA2	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2
0.95%	$6,001	9,047	19,716	20,519	15,584	15,474	18,209	17,820
1.00%	2,939	5,833	2,415	24,527	13,769	7,972	7,407	10,089
1.05%	45	-	1,077	1,073	1,855	-	778	6,518
1.10%	9,987	11,982	5,547	23,667	16,038	3,645	4,494	12,991
1.15%	878	2,163	417	7,230	2,261	5,132	1,174	9,586
1.20%	6,249	9,750	10,244	27,173	25,540	13,364	23,834	17,803
1.25%	9	4,902	6,372	12,078	8,855	900	6,424	1,270
1.30%	1,994	566	6,789	4,138	674	3,598	6,192	2,610
1.35%	898	1,896	149	15,147	3,415	1,526	3,588	5,110
1.40%	300	-	196	3,379	3,055	3,319	1,652	2,389
1.45%	-	-	-	1,474	564	-	183	56
1.50%	-	-	-	-	668	-	6,348	62
1.55%	-	-	54	591	1,264	-	3,284	1,385
1.60%	-	-	-	-	316	-	1,942	316
1.65%	928	-	21	585	1,784	69	1,425	124
1.70%	-	-	-	-	642	-	-	68
1.75%	-	-	-	-	-	-	-	2,979
1.80%	-	2,265	-	1,304	-	-	-	-
1.85%	-	-	-	-	-	70	-	-
1.90%	-	1,282	-	-	91	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	32	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	14	23,399	2,891	20,213	3,149	919	2,622	2,322
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$30,274	$73,085	$55,888	$163,098	$99,524	$55,988	$89,556	$93,498

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVDCA2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB
0.95%	$6,906	2,082	1,783	471	224	1,627	290	25,114
1.00%	1,022	50	2,157	-	52	794	-	6,722
1.05%	1,097	527	2,343	-	2	-	258	1,352
1.10%	2,012	-	6,555	1,264	193	594	16	9,820
1.15%	282	-	94	-	-	1,626	-	12,668
1.20%	3,690	2,059	4,687	358	2,987	781	7	46,012
1.25%	376	32	88	137	-	-	-	3,305
1.30%	774	420	262	-	-	-	-	2,766
1.35%	1,374	2,182	592	327	-	91	-	4,775
1.40%	711	-	-	-	-	-	-	2,015
1.45%	73	-	-	-	-	234	-	37
1.50%	462	-	-	-	-	-	-	2,076
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	489
1.65%	188	-	-	-	-	-	-	1,863
1.70%	-	-	-	-	-	-	-	37
1.75%	26	-	-	-	-	-	-	427
1.80%	-	-	3	-	-	-	-	1,591
1.85%	307	-	-	-	-	-	-	193
1.90%	-	-	-	-	-	-	-	1
1.95%	-	-	-	-	-	-	-	189
2.00%	481	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	274
2.10%	-	-	-	-	-	-	-	336
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	586
2.25%	1,102	-	-	-	-	-	-	2,518
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$20,883	$7,352	$18,564	$2,557	$3,458	$5,747	$571	$125,166

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMCG	AMMCGS	AMSRS	PMVSTA	PMVAAD	PMVFAD	PMVLAD	PMVRRA
0.95%	$24	3,090	20,113	14,515	13,477	3,726	46,303	592
1.00%	-	199	13,160	1,370	2,839	1,246	12,261	-
1.05%	-	588	6,838	556	1,009	1,150	6,126	-
1.10%	-	252	4,988	4,057	3,025	1,135	18,202	3,930
1.15%	-	745	3,623	3,435	1,795	254	11,794	1,406
1.20%	99	2,110	25,671	9,092	14,715	7,819	79,157	47
1.25%	34	755	735	593	436	590	2,462	79
1.30%	-	362	784	1,649	570	332	10,761	-
1.35%	-	545	51	4,691	57	726	6,025	-
1.40%	-	599	160	3,464	1,538	348	6,141	-
1.45%	-	-	-	166	475	-	195	-
1.50%	-	979	77	323	-	187	1,336	-
1.55%	-	-	12	-	90	-	757	-
1.60%	1,141	101	1,822	580	156	315	4,643	-
1.65%	-	1,258	314	-	-	8	1,392	-
1.70%	-	-	-	-	-	449	38	-
1.75%	2,892	843	2,577	-	-	-	752	-
1.80%	-	-	57	54	-	-	3,247	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	-	-	-	-
1.95%	-	503	-	-	-	-	471	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	743	-	-	-	-	37	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	997	-	-	-	-	-	-
2.20%	-	374	-	-	-	-	-	-
2.25%	-	-	479	-	-	767	2,194	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,511	-	-	-	-	-	-
Totals	$4,190	$16,554	$81,462	$44,545	$40,182	$19,052	$214,294	$6,054

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVTRA	PMVTRD	PMVEBD	PVTIGB	HVSIT	ROCMC	TRHS2	VWHAS
0.95%	$511	47,983	4,115	110	1,056	12	121,746	15,549
1.00%	-	8,758	1,720	53	142	-	44,188	4,471
1.05%	-	2,730	-	13	-	-	6,148	776
1.10%	8,420	15,749	921	-	-	1,566	36,176	3,048
1.15%	2,100	9,820	693	-	-	2,129	27,706	1,521
1.20%	345	20,453	3,616	47	192	99	76,427	7,449
1.25%	-	1,322	65	-	-	21	5,673	777
1.30%	33	4,985	32	-	-	-	10,043	83
1.35%	-	1,209	2,335	1	-	-	12,137	1,716
1.40%	-	6,048	471	-	120	-	10,902	2,837
1.45%	-	-	191	-	-	-	2,318	-
1.50%	-	399	-	-	-	-	1,732	253
1.55%	-	495	152	-	-	-	1,122	79
1.60%	-	1,709	-	-	-	-	4,977	705
1.65%	-	837	-	-	-	-	4,923	298
1.70%	-	-	-	-	-	-	406	23
1.75%	-	229	16	-	12	-	4,728	-
1.80%	-	-	-	-	-	-	518	-
1.85%	-	-	-	-	-	-	636	194
1.90%	-	-	-	-	-	-	1,484	-
1.95%	-	-	-	-	-	-	2,059	-
2.00%	-	-	-	-	-	-	283	-
2.05%	-	-	-	-	-	-	5,428	78
2.10%	-	-	-	-	-	-	1,013	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	338	40
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	153	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	2,359	-
Totals	$11,409	$122,726	$14,327	$224	$1,522	$3,827	$385,623	$39,897

	VWEM	VWHA	VYDS	VRVDRA	SVOF	WFVSCG	AMGP	AMTP
0.95%	$50,017	20,588	1,575	49	-	14,485	-	-
1.00%	17,689	8,618	3,951	235	-	3,838	-	-
1.05%	7,727	2,834	467	-	-	1,461	-	-
1.10%	14,323	6,123	9,133	76	-	6,709	-	-
1.15%	4,247	1,764	715	-	-	9,839	-	-
1.20%	30,232	7,801	6,527	80	356	37,092	-	-
1.25%	3,476	966	1,828	-	3	2,472	-	-
1.30%	4,449	1,182	687	-	-	589	-	-
1.35%	4,248	1,523	205	-	-	3,121	-	-
1.40%	1,810	1,643	599	6	-	4,532	-	-
1.45%	896	15	-	-	-	255	-	-
1.50%	1,102	947	247	-	-	59	-	-
1.55%	980	276	781	-	-	451	-	-
1.60%	614	227	1,245	-	243	1,526	132	177
1.65%	678	186	-	-	-	1,147	-	-
1.70%	46	-	-	-	-	150	-	-
1.75%	945	23	-	-	2,222	7	1,148	100
1.80%	1,277	674	-	-	-	89	-	-
1.85%	32	244	-	-	-	-	-	-
1.90%	-	-	-	-	-	980	-	-
1.95%	-	-	-	-	-	24	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	167	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	792	111	-	-	-	-	-	-
2.25%	51	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	80	-	-	-	-	-	-
Totals	$145,631	$55,825	$27,960	$446	$2,824	$88,993	$1,280	$277

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $17,109,678 and $14,150,642, respectively, and total transfers from the Separate Account to the fixed account were $57,651,573 and $50,377,478, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,433,237 and $3,431,139 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,501,932,302	$-	$-	$4,501,932,302

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	$72,678	$100,932
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	28,195	31,511
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	163,815	48,595
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	44,156	126,505
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	972,752	984,610
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	5,557,895	7,973,678
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	69,509	43,225
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	1,603,183	3,828,685
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	170,599	290,226
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	3,175,980	2,920,488
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	75,871	81,494
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	3,403	580
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	184,817	297,699
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	2,228,278	732,838
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	4,385,057	2,073,574
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	1,317,926	365,110
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	1,599,785	4,707,284
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	308,357	569,901
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	2,565,146	4,372,345
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	21,129,537	41,086,304
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,848,212	4,938,410
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)	1,865	13,450
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	5,996,570	9,115,310
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	87,025	166,457
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	3,417	15,388
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)	44	979
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	677,543	82,100
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	528,096	658,922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	935,028	8,015,830
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	2,344	12,815
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)	106,581	98,261
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	2,364,252	9,047,343
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	56,381	243,073
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	853,397	552,052
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	317,633	881
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	33,409	16,657
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	3,674,109	890,775
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	1,754,744	1,509,502
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	715,980	1,457,626
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)	14,051,704	21,011,320
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	273,882	592,046
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	3,380,947	1,163,617
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	1,975	7,464
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	2,338,763	2,438,928
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	16,358	12,113
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,122,377	2,279,948

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	15,378	41,787
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	407,812	98,649
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)	191,603	199,100
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)	13,283,358	24,087,664
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	244,705	337,332
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)	18,109,661	16,668,766
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	7,059,266	5,247,092
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,533,378	3,677,039
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	441,467	475,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)	1,626,663	3,709,851
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	56,057	147,446
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	1,177,644	1,015,705
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	912,293	561,309
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	4,251,346	5,237,364
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	106,662	131,422
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	1,971,358	1,759,518
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	601,322	1,026,375
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	324,327	685,497
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	2,366,083	3,793,184
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	684,033	1,618,746
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	9,178	12,650
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	6,946	20,976
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	73,511	243,220
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	24,142	39,377
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	42,861	55,163
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)	46,112	43,022
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)	36,217	193,559
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)	50,572	215,760
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	65,947	51,595
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)	230,043	311,729
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	14,927	33,920
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	16,550	45,285
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	885,682	782,959
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)	425,001	411,502
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)	13,844	20,595
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)	224	1,598
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)	48,150	53,758
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	46,178	29,471
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)	87,614	80,049
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)	16,267	44,097
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	17,090	51,343
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	664,494	560,138
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	452,379	196,930
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)	417,290	716,399
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	14,832,473	11,552,264
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	112,819	41,666
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	13,838,511	12,897,786
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	293,510	439,958
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	944,014	2,044,622
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	13,529	28,721
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	8,686,455	7,668,862
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	328,619	847,813
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	101,170	140,155
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	4,357,990	13,077,351
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)	4,754,761	7,822,544
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)	2,814,717	6,392,166
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)	9,089,314	14,685,223

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)	2,873,982	2,455,882
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	298,852	362,458
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)	390,633	1,164,037
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)	242,022	783,986
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)	26,187,107	17,537,971
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	6,340,950	12,642,095
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)	12,960,769	3,405,786
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)	1,749,397	1,563,014
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)	696,704	1,475,438
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	4,623,039	4,430,676
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)	11,753,753	12,316,080
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)	202,482	1,637,631
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)	6,786,116	12,999,823
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)	3,216,184	6,190,551
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)	1,450,254	1,238,867
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)	2,286,625	5,269,148
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,702,688	2,708,189
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	4,506	8,313
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	362,575	401,900
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	9,142,885	11,962,336
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	6,214,911	7,652,982
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,950,420	4,852,935
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	284,263	739,151
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	683,584	172,530
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	18,610	14,244
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	120,651	312,113
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	2,174,060	1,138,845
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	3,189,912	6,240,496
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	87,624	5,537
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	2,043,301	3,762,801
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	413,656	228,700
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,900,917	1,363,863
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	27,090	100,019
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	293,462	1,131,140
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)	10,718	2,329
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	66,912	413,497
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	76,782	75,917
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	13,198,482	22,120,224
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	38,268	123,742
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	2,700,561	5,011,359
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	4,178,225	5,918,760
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	1,426,982	2,198,091
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	1,063,020	1,335,135
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	2,496,307	1,477,177
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	14,953	58,916
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	3,391,456	3,761,851
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	59,690,420	73,947,364
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	4,863	28,980
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	11,906	187,717
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	4,373,854	3,940,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	31,705	118,107
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,809,845	1,486,800
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	468,546	396,157
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	19,596,879	10,854,854
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	1,424,687	919,123
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	2,610,800	5,125,128
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,548,532	8,533,009
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	10,081,554	6,523,236
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	5,115,564	10,286,924

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	514,941	602,595
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	411,501	439,281
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	13,784,824	17,210,054
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	252,221	224,755
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	101,372,283	52,660,331
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	1,604,056	853,348
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	264,151	310,451
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	395,511	64,746
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	6,243,076	13,064,843
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	65,427	92,431
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,970,215	3,384,969
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	6,917,043	3,616,760
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	100,380	26,305
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	8,733,683	10,770,553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	124,532	127,482
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	2,153,901	2,838,602
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	17,015	100,789
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,218,353	3,299,313
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	3,522	15,187
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	22,180,755	8,028,546
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	191,324	58,406
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	3,033,030	3,812,710
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	6,180,249	7,536,266
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	6,539,045	3,606,815
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	1,364,094	643,161
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	78,652	22,450
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	2,066,101	1,403,157
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	783,521	756,997
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	14,206,320	11,938,727
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	11,387,341	7,822,113
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	4,773,179	3,462,988
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	372,319	57,444
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	8,756,961	10,706,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	15,100,536	22,095,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	2,741,179	5,256,743
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	1,562,716	3,294,239
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	7,676,022	7,727,076
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	452,927	172,810
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	802,792	1,631,646
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	700,116	867,339
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	1,496,959	2,262,727
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	900,865	2,168,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	528,101	1,047,105
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	859,531	909,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	1,479,108	1,188,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	323,007	317,520
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	19,564	153,729
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	177,082	461,699
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	15,909	99,994
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	32,159	5,410
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	37,976	12,105
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	2,682	5,484
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	1,321,863	2,354,477
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	16,313	91,810
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	347,321	392,337
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	729,348	706,500
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	1,260,427	1,089,150
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	171,056	543,259

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	117,062	468,737
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	2,175,765	4,672,485
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)	80,774	111,666
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)	105,201	435,332
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	1,900,359	2,156,938
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	812,136	732,817
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,561	-
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	91,061	91,785
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	198,319	117,786
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)	53,309	73,291
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	2,813,037	6,519,093
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	958,317	685,920
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	905,215	2,365,776
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	15,004	1,172,731
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	162,404	415,524
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	230,858	107,015
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	19,963	8,240
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	2,816,114	4,902,202
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)	77,498	241,603
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	9,143	62,973
	$737,487,082	$830,221,113

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	1.50% to 2.60%	24,931	$ 26.31 to $ 21.57	$ 614,859	1.00%	21.76% to 20.40%
2018	1.50% to 2.60%	28,647	21.61 to 17.92	583,644	0.67%	-7.27% to -8.31%
2017	1.50% to 2.60%	38,705	23.30 to 19.54	854,013	1.27%	16.82% to 15.52%
2016	1.50% to 2.60%	45,576	19.94 to 16.92	868,166	0.79%	9.41% to 8.19%
2015	1.50% to 2.60%	58,744	18.23 to 15.64	1,022,860	1.13%	-0.09% to -1.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	1.05%	986	8.87	8,742	0.58%	15.56%
2018	1.05%	1,311	7.67	10,058	0.62%	-23.28%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2019	1.50% to 2.60%	34,807	34.19 to 28.03	1,116,243	0.00%	32.35% to 30.87%
2018	1.50% to 2.60%	34,696	25.83 to 21.42	843,878	0.00%	0.78% to -0.35%
2017	1.50% to 2.60%	42,451	25.63 to 21.50	1,033,862	0.00%	29.70% to 28.26%
2016	1.50% to 2.60%	39,436	19.76 to 16.76	750,695	0.00%	0.82% to -0.30%
2015	1.50% to 2.60%	38,097	19.60 to 16.81	720,217	0.00%	9.19% to 7.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	0.95% to 1.35%	33,133	13.83 to 13.41	449,541	1.82%	14.15% to 13.69%
2018	0.95% to 1.35%	39,659	12.12 to 11.79	473,096	1.55%	-8.23% to -8.61%
2017	0.95% to 1.35%	42,817	13.20 to 12.90	558,017	1.78%	13.24% to 12.78%
2016	0.95% to 1.35%	37,760	11.66 to 11.44	434,769	0.56%	2.39% to 1.97%
2015	0.95% to 1.35%	41,294	11.39 to 11.22	465,770	0.68%	-2.24% to -2.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.95% to 2.60%	170,467	22.12 to 27.60	4,018,110	0.32%	18.76% to 16.79%
2018	0.95% to 2.60%	189,914	18.63 to 23.63	3,771,116	0.23%	-16.10% to -17.51%
2017	0.95% to 2.60%	209,462	22.21 to 28.65	5,005,526	0.23%	11.78% to 9.92%
2016	0.95% to 2.60%	283,349	19.87 to 26.06	6,052,090	0.34%	23.61% to 21.56%
2015	0.95% to 2.60%	287,044	16.07 to 21.44	5,119,879	0.51%	-6.59% to -8.15%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.95% to 2.25%	1,482,927	35.46 to 18.31	49,018,042	2.23%	22.77% to 21.16%
2018	0.95% to 2.25%	1,714,917	28.88 to 15.11	46,257,047	1.91%	-7.76% to -8.98%
2017	0.95% to 2.25%	1,917,968	31.31 to 16.60	56,204,057	2.35%	19.34% to 17.78%
2016	0.95% to 2.25%	2,176,556	26.24 to 14.09	53,541,252	2.36%	12.41% to 10.94%
2015	0.95% to 2.20%	2,448,116	23.34 to 13.53	53,678,710	2.09%	-6.53% to -7.70%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	1.50% to 2.60%	28,524	25.85 to 21.20	690,830	1.83%	21.89% to 20.53%
2018	1.50% to 2.60%	29,835	21.21 to 17.59	595,217	1.66%	-8.59% to -9.62%
2017	1.50% to 2.60%	26,363	23.20 to 19.46	574,289	2.07%	18.50% to 17.18%
2016	1.50% to 2.60%	32,344	19.58 to 16.61	594,805	2.13%	11.51% to 10.26%
2015	1.50% to 2.60%	30,472	17.56 to 15.06	506,377	1.85%	-7.36% to -8.39%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.95% to 2.60%	1,263,986	15.21 to 11.49	18,718,154	2.29%	7.87% to 6.07%
2018	0.95% to 2.60%	1,425,997	14.10 to 10.84	19,608,824	2.80%	-3.75% to -5.36%
2017	0.95% to 2.60%	1,666,760	14.65 to 11.45	23,834,577	2.56%	2.69% to 0.98%
2016	0.95% to 2.60%	1,904,346	14.26 to 11.34	26,540,590	1.83%	3.40% to 1.68%
2015	0.95% to 2.60%	2,016,925	13.80 to 11.15	27,218,378	2.00%	-3.39% to -5.00%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2019	0.95% to 1.75%	56,286	25.06 to 16.92	1,373,477	40.20%	27.20% to 26.17%
2018	0.95% to 1.75%	64,695	19.70 to 13.41	1,240,568	1.27%	-16.03% to -16.71%
2017	0.95% to 1.75%	67,928	23.46 to 16.10	1,554,477	0.86%	29.97% to 28.92%
2016	0.95% to 1.75%	75,002	18.05 to 12.49	1,322,597	1.05%	6.43% to -7.15%
2015	0.95% to 1.75%	82,447	19.29 to 13.45	1,536,973	0.37%	-0.21% to -1.01%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.95% to 2.05%	549,257	29.87 to 25.64	16,058,010	2.07%	27.92% to 26.50%
2018	0.95% to 2.05%	607,635	23.35 to 20.27	13,910,646	1.41%	-13.67% to -14.63%
2017	0.95% to 2.20%	700,119	27.05 to 23.33	18,589,736	1.52%	10.64% to 9.24%
2016	0.95% to 2.20%	825,875	24.45 to 21.35	19,860,790	1.70%	21.69% to 20.16%
2015	0.95% to 2.20%	729,254	20.09 to 17.77	14,429,721	1.66%	-2.37% to -3.60%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2019	1.75%	1,197	30.7	36,750	0.00%	32.22%
2018	1.75%	1,197	23.22	27,794	0.24%	-1.01%
2017	1.75%	1,197	23.46	28,079	0.36%	29.92%
2016	1.75%	1,197	18.06	21,612	0.33%	2.62%
2015	1.75% to 0.00%	1,197	17.59 to 0.00	21,060	0.44%	4.41% to 0.00%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2019	0.95% to 1.30%	35,430	43.92 to 43.84	1,580,331	140.04%	0.26% to 0.25%
2018	0.95% to 1.30%	40,853	34.91 to 34.97	1,450,289	1.65%	-10.00% to -10.33%
2017	0.95% to 1.30%	50,241	38.79 to 39.00	1,985,452	1.64%	7.72% to 7.35%
2016	0.95% to 1.30%	55,773	36.01 to 36.33	2,050,095	1.72%	-19.32% to -18.92%
2015	0.95% to 1.30%	61,186	30.18 to 30.55	1,887,125	2.14%	-4.79% to -5.15%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.95% to 1.45%	334,983	15.04 to 14.68	4,989,255	1.88%	26.25% to 25.61%
2018	0.95% to 1.45%	250,016	11.91 to 11.69	2,952,347	1.72%	-8.30% to -8.77%
2017	0.95% to 1.45%	250,682	12.99 to 12.81	3,239,435	1.67%	15.39% to 14.81%
2016	0.95% to 1.45%	168,473	11.26 to 11.16	1,889,914	1.96%	14.96% to 14.38%
2015	0.95% to 1.25%	19,486	9.79 to 9.77	190,521	1.15%	-2.09% to -2.29%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.95% to 1.80%	351,457	11.99 to 11.51	4,173,806	5.13%	13.77% to 12.79%
2018	0.95% to 1.80%	158,292	10.54 to 10.21	1,658,479	5.33%	-3.82% to -4.65%
2017	0.95% to 1.80%	152,696	10.95 to 10.71	1,665,006	4.91%	6.06% to 5.16%
2016	0.95% to 1.80%	104,058	10.33 to 10.18	1,071,051	5.39%	11.75% to 10.79%
2015	0.95% to 1.55%	18,756	9.24 to 9.20	173,127	2.91%	-7.58% to -7.95%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.95% to 1.40%	209,631	10.83 to 10.60	2,256,802	2.58%	8.11% to 7.62%
2018	0.95% to 1.40%	122,277	10.02 to 9.85	1,218,634	2.45%	-1.67% to -2.12%
2017	0.95% to 1.65%	127,999	10.19 to 10.00	1,298,726	2.21%	2.23% to 1.51%
2016	0.95% to 1.65%	128,933	9.96 to 9.85	1,282,078	1.78%	1.49% to 0.77%
2015	0.95% to 1.25%	45,761	9.82 to 9.80	448,770	0.66%	-1.81% to -2.01%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.95% to 2.20%	1,254,561	18.97 to 16.57	23,316,567	1.21%	16.64% to 15.17%
2018	0.95% to 2.20%	1,485,732	16.27 to 14.39	23,721,194	0.79%	-8.46% to -9.62%
2017	0.95% to 2.20%	1,849,976	17.77 to 15.92	32,292,865	1.28%	12.63% to 11.21%
2016	0.95% to 2.20%	1,974,068	15.78 to 14.31	30,664,529	1.13%	2.82% to 1.53%
2015	0.95% to 2.20%	2,343,231	15.35 to 14.10	35,468,870	1.01%	-1.94% to -3.18%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.95% to 2.20%	112,707	13.59 to 12.64	1,518,150	0.42%	18.72% to 17.22%
2018	0.95% to 2.20%	142,762	11.44 to 10.79	1,620,311	0.40%	-16.49% to -17.55%
2017	0.95% to 2.20%	212,109	13.70 to 13.08	2,887,384	0.83%	13.95% to 12.52%
2016	0.95% to 2.20%	142,240	12.03 to 11.63	1,700,367	0.87%	14.11% to 12.67%
2015	0.95% to 2.20%	121,436	10.54 to 10.32	1,274,437	0.45%	-3.44% to -4.66%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.95% to 2.25%	588,856	38.13 to 30.19	21,786,794	0.91%	21.05% to 19.46%
2018	0.95% to 2.25%	694,720	31.50 to 25.27	21,263,402	0.80%	-9.84% to -11.04%
2017	0.95% to 2.25%	726,969	34.94 to 28.41	24,682,130	0.67%	11.34% to 9.88%
2016	0.95% to 2.25%	809,818	31.38 to 25.85	24,708,904	0.91%	24.54% to 22.91%
2015	0.95% to 2.25%	892,477	25.20 to 21.04	21,911,224	0.76%	-3.26% to -4.53%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.95% to 2.25%	7,902,392	40.08 to 20.01	298,318,773	1.87%	29.94% to 28.23%
2018	0.95% to 2.25%	8,980,364	30.85 to 15.61	261,134,504	1.64%	-5.55% to -6.79%
2017	0.95% to 2.25%	10,335,915	32.66 to 16.74	317,771,851	1.70%	20.39% to 18.81%
2016	0.95% to 2.25%	11,452,165	27.13 to 14.09	292,893,239	2.00%	10.65% to 9.20%
2015	0.95% to 2.25%	12,769,592	24.52 to 12.90	295,611,124	1.81%	0.15% to -1.17%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.95% to 1.85%	1,246,109	30.43 to 17.89	36,386,965	1.93%	33.08% to 31.87%
2018	0.95% to 1.85%	1,412,248	22.86 to 13.57	31,021,009	1.80%	-5.32% to -6.18%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2017	0.95% to 2.05%	1,618,748	24.15 to 13.92	37,628,917	1.15%	14.24% to 12.98%
2016	0.95% to 2.05%	1,793,904	21.14 to 12.32	36,551,616	1.31%	9.33% to 8.12%
2015	0.95% to 2.20%	2,024,544	19.33 to 11.11	37,788,025	1.06%	-4.11% to -5.32%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2019	1.60% to 2.60%	1,384	24.56 to 20.51	31,645	1.47%	31.87% to 30.53%
2018	1.60% to 2.60%	2,014	18.63 to 15.71	34,888	1.51%	-6.17% to -7.13%
2017	1.60% to 2.60%	2,015	19.85 to 16.92	37,366	0.97%	13.20% to 12.06%
2016	1.50% to 2.60%	4,024	17.80 to 15.10	68,888	1.02%	8.43% to 7.22%
2015	1.50% to 2.60%	4,042	16.42 to 14.08	63,970	0.89%	-4.86% to -5.93%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.95% to 2.20%	1,252,432	39.99 to 21.57	46,836,385	1.24%	34.80% to 33.10%
2018	0.95% to 2.20%	1,502,340	29.66 to 16.21	41,726,731	1.25%	-7.74% to -8.91%
2017	0.95% to 2.20%	1,736,120	32.15 to 17.79	52,188,946	1.34%	26.13% to 24.54%
2016	0.95% to 2.20%	1,911,699	25.49 to 14.29	45,619,500	1.62%	6.88% to 5.54%
2015	0.95% to 2.20%	2,239,783	23.85 to 13.54	50,055,313	1.69%	-3.40% to -4.61%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	1.50% to 2.60%	26,283	27.38 to 22.46	665,280	0.93%	33.75% to 32.25%
2018	1.50% to 2.60%	33,290	20.47 to 16.98	627,254	1.01%	-8.50% to -9.53%
2017	1.50% to 2.60%	36,702	22.38 to 18.77	760,544	1.08%	25.11% to 23.72%
2016	1.50% to 2.60%	45,726	17.89 to 15.17	764,805	1.38%	6.02% to 4.84%
2015	1.50% to 2.60%	54,230	16.87 to 14.47	859,323	1.46%	-4.17% to -5.24%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2019	0.95%	169	23.64	3,995	0.00%	20.62%
2018	0.95% to 1.10%	836	19.60 to 19.09	16,067	0.00%	-19.85% to -19.97%
2017	0.95% to 1.10%	864	24.45 to 23.86	20,758	0.00%	23.50% to 23.31%
2016	0.95% to 1.40%	1,714	19.80 to 18.48	32,470	0.00%	15.96% to 15.44%
2015	0.95% to 1.40%	1,648	17.07 to 16.01	26,995	0.00%	-3.21% to -3.65%
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)
2019	1.15%	64	18.45	1,181	2.60%	20.98%
2018	1.10% to 1.15%	122	15.38 to 15.25	1,867	1.70%	-17.74% to -17.78%
2017	1.10% to 1.15%	122	18.70 to 18.55	2,271	1.48%	27.11% to 27.04%
2016	1.10% to 1.15%	122	14.71 to 14.60	1,787	1.95%	-2.53% to -2.58%
2015	1.10% to 1.15%	122	15.09 to 14.98	1,834	3.32%	-3.79% to -3.84%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.95% to 1.70%	75,041	11.23 to 11.00	841,014	4.89%	15.42% to 14.54%
2018	0.95% to 1.70%	21,647	9.73 to 9.61	210,422	5.26%	-4.92% to -5.64%
2017	0.95% to 1.20%	19,387	10.23 to 10.21	198,252	0.45%	2.31% to 2.14%	****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.95% to 1.75%	186,794	17.78 to 16.84	3,283,434	0.78%	26.51% to 25.48%
2018	0.95% to 1.80%	210,527	14.05 to 13.38	2,927,121	0.60%	-17.74% to -18.45%
2017	0.95% to 1.80%	228,991	17.09 to 16.41	3,876,272	0.67%	10.70% to 9.75%
2016	0.95% to 1.80%	287,945	15.43 to 14.95	4,412,102	0.50%	29.84% to 28.73%
2015	0.95% to 1.75%	170,717	11.89 to 11.63	2,018,210	0.47%	-7.35% to -8.10%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.95% to 1.80%	710,054	11.31 to 10.84	7,938,871	4.35%	6.06% to 5.16%
2018	0.95% to 1.65%	1,386,299	10.66 to 10.31	14,651,016	3.81%	-1.04% to -1.74%
2017	0.95% to 1.65%	896,853	10.77 to 10.50	9,592,355	3.27%	2.46% to 1.74%
2016	0.95% to 1.65%	881,011	10.51 to 10.32	9,215,513	3.40%	7.91% to 7.15%
2015	0.95% to 1.65%	330,934	9.74 to 9.63	3,210,336	3.17%	-1.93% to -2.63%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	1.50% to 2.60%	8,366	10.69 to 10.52	88,843	2.09%	18.12% to 16.80%
2018	1.50% to 2.60%	9,438	9.05 to 9.01	85,235	0.00%	-9.52% to -9.90%	****
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)
2019	1.50% to 2.60%	42,055	25.70 to 21.08	1,012,847	5.81%	12.42% to 11.16%
2018	1.50% to 2.60%	43,526	22.87 to 18.96	933,194	7.84%	-4.89% to -5.95%
2017	1.50% to 2.60%	47,922	24.04 to 20.16	1,086,116	6.64%	4.97% to 3.80%
2016	1.50% to 2.60%	53,752	22.90 to 19.42	1,168,562	6.23%	12.82% to 11.56%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2015	1.50% to 2.60%	79,104	20.30 to 17.41	1,519,361	5.30%	-4.18% to -5.25%
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.95% to 2.25%	2,294,371	21.29 to 16.79	46,926,959	3.01%	8.40% to 6.98%
2018	0.95% to 2.25%	2,673,765	19.64 to 15.70	50,561,209	3.15%	-1.54% to -2.84%
2017	0.95% to 2.25%	3,052,862	19.95 to 16.16	58,748,255	3.31%	3.05% to 1.70%
2016	0.95% to 2.25%	3,339,797	19.36 to 15.89	62,481,243	3.69%	2.84% to 1.49%
2015	0.95% to 2.25%	3,802,568	18.82 to 15.65	69,280,984	3.90%	-1.20% to -2.49%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	1.50% to 2.60%	113,471	15.94 to 13.07	1,698,062	2.65%	7.53% to 6.33%
2018	1.50% to 2.60%	126,884	14.83 to 12.30	1,777,309	2.86%	-2.28% to -3.38%
2017	1.50% to 2.60%	133,810	15.17 to 12.73	1,926,612	3.13%	2.20% to 1.06%
2016	1.50% to 2.60%	164,285	14.85 to 12.59	2,309,195	3.35%	1.98% to 0.85%
2015	1.50% to 2.60%	191,517	14.56 to 12.49	2,646,387	3.59%	-1.93% to -3.03%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.95% to 1.45%	54,591	10.58 to 10.49	575,756	1.68%	27.97% to 27.32%
2018	0.95% to 1.40%	23,859	8.26 to 8.24	196,912	1.08%	-17.35% to -17.61%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.95% to 1.35%	30,424	11.04 to 11.01	335,690	0.19%	10.37% to 10.07%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.50% to 2.60%	10,243	28.05 to 23.01	265,399	1.43%	32.09% to 30.61%
2018	1.50% to 2.60%	10,402	21.24 to 17.61	204,568	0.72%	-18.74% to -19.66%
2017	1.50% to 2.60%	11,734	26.14 to 21.92	284,921	1.16%	17.30% to 16.00%
2016	1.50% to 2.60%	13,418	22.28 to 18.90	278,654	0.85%	7.64% to 6.44%
2015	1.50% to 2.60%	17,974	20.70 to 17.76	350,518	0.83%	-4.64% to -5.71%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.95% to 1.70%	567,188	14.00 to 13.61	7,902,913	1.72%	22.94% to 22.01%
2018	0.95% to 1.70%	368,192	11.39 to 11.16	4,177,589	1.50%	-5.35% to -6.07%
2017	0.95% to 1.35%	195,160	12.03 to 11.95	2,344,092	1.50%	15.02% to 14.55%
2016	0.95% to 1.35%	84,218	10.46 to 10.43	880,135	2.44%	4.60% to 4.32%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2019	0.95% to 1.30%	269,187	53.76 to 49.08	13,969,438	37.86%	30.20% to 0.30%
2018	0.95% to 1.30%	293,629	41.29 to 37.83	11,719,522	0.60%	-7.38% to -7.71%
2017	0.95% to 1.30%	319,729	44.58 to 40.99	13,806,020	0.89%	20.61% to 20.21%
2016	0.95% to 1.30%	351,906	36.96 to 34.10	12,620,741	0.71%	6.89% to -6.50%
2015	0.95% to 1.30%	392,729	34.58 to 32.02	13,201,749	0.92%	-0.40% to -0.74%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.95% to 1.95%	715,331	8.86 to 7.71	6,196,120	1.79%	8.78% to 7.68%
2018	0.95% to 1.95%	804,187	8.14 to 7.16	6,413,205	0.68%	-25.49% to -26.24%
2017	0.95% to 1.95%	939,861	10.93 to 9.71	10,084,194	1.30%	-3.70% to -4.67%
2016	0.95% to 2.05%	1,298,045	11.35 to 10.07	14,490,532	0.54%	32.24% to 30.78%
2015	0.95% to 2.05%	1,108,475	8.58 to 7.70	9,394,370	0.91%	-21.50% to -22.38%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2019	0.95% to 2.20%	4,965,109	33.19 to 19.87	161,728,813	1.94%	26.12% to 24.52%
2018	0.95% to 2.20%	5,579,760	24.91 to 15.96	144,354,614	2.10%	-9.66% to -10.43%
2017	0.95% to 2.20%	6,336,548	29.01 to 17.82	180,845,090	1.57%	11.74% to 10.33%
2016	0.95% to 2.20%	7,244,248	25.96 to 16.15	185,259,014	2.15%	16.79% to 15.32%
2015	0.95% to 2.20%	8,247,677	22.23 to 14.00	180,836,026	2.96%	-5.00% to -6.20%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	1.50% to 2.60%	118,358	24.16 to 19.81	2,717,916	1.82%	25.20% to 23.80%
2018	1.50% to 2.60%	143,277	19.30 to 16.00	2,612,185	1.91%	-9.92% to -10.93%
2017	1.50% to 2.60%	175,487	21.42 to 17.96	3,578,413	1.46%	10.97% to 9.73%
2016	1.50% to 2.60%	197,716	19.30 to 16.37	3,639,873	2.03%	15.95% to 14.66%
2015	1.50% to 2.60%	242,717	16.65 to 14.28	3,867,429	2.83%	-5.67% to -6.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.95% to 1.95%	506,509	18.43 to 16.05	9,147,248	2.38%	14.90% to 13.74%
2018	0.95% to 1.95%	398,985	16.04 to 14.11	6,304,215	1.41%	-5.02% to -5.98%
2017	0.95% to 1.95%	501,255	16.89 to 15.01	8,297,860	1.44%	11.92% to 10.79%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 1.95%	537,118	15.09 to 13.54	7,956,657	1.35%	4.28% to 3.23%
2015	0.95% to 1.95%	569,772	14.47 to 13.12	8,107,848	1.54%	-1.26% to -2.26%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.95% to 1.65%	637,059	19.23 to 17.45	12,017,242	1.91%	18.87% to 18.03%
2018	0.95% to 1.65%	683,204	16.17 to 14.78	10,852,323	1.37%	-6.88% to -7.54%
2017	0.95% to 1.65%	788,462	17.37 to 15.99	13,461,176	1.49%	15.37% to 14.55%
2016	0.95% to 1.65%	781,626	15.05 to 13.96	11,582,731	1.46%	5.04% to 4.30%
2015	0.95% to 1.85%	820,828	14.33 to 13.12	11,589,360	1.67%	-1.31% to -2.21%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.95% to 1.80%	409,334	20.63 to 18.34	8,283,984	1.93%	23.19% to 22.14%
2018	0.95% to 1.80%	437,213	16.75 to 15.01	7,179,998	1.27%	-8.76% to -9.55%
2017	0.95% to 1.80%	425,270	18.36 to 16.60	7,673,341	1.37%	19.67% to 18.65%
2016	0.95% to 2.05%	462,711	15.34 to 13.62	6,979,830	1.31%	5.51% to 4.34%
2015	0.95% to 2.05%	491,009	14.54 to 13.05	7,040,849	1.54%	-1.28% to -2.38%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.95% to 2.25%	59,228	15.06 to 14.35	889,006	3.43%	28.45% to 26.76%
2018	0.95% to 2.25%	41,258	11.73 to 11.32	482,040	0.18%	-10.06% to -11.25%
2017	0.95% to 1.55%	48,233	13.04 to 12.91	627,878	1.12%	15.51% to 14.81%
2016	0.95% to 1.55%	36,647	11.29 to 11.24	413,219	4.39%	12.89% to 12.43%	****
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2019	0.95% to 1.15%	39,496	40.63 to 37.37	1,492,653	0.00%	0.39% to 0.39%
2018	0.95% to 1.20%	42,468	29.16 to 26.84	1,153,856	0.11%	11.30% to 10.95%
2017	0.95% to 1.30%	44,345	26.20 to 23.72	1,084,022	0.20%	33.13% to 32.66%
2016	0.95% to 1.30%	50,374	19.68 to 17.88	926,496	0.22%	0.71% to 1.05%
2015	0.95% to 1.30%	60,656	19.82 to 18.07	1,124,906	0.06%	4.48% to 4.09%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2019	0.95% to 2.20%	4,238,904	44.25 to 22.38	175,722,429	0.17%	32.91% to 31.23%
2018	0.95% to 2.20%	4,776,521	33.29 to 17.06	149,016,687	0.15%	-1.23% to -2.48%
2017	0.95% to 2.25%	5,430,132	33.71 to 13.90	172,145,036	0.13%	33.72% to 31.98%
2016	0.95% to 2.25%	6,033,833	25.21 to 10.53	143,259,482	0.00%	-0.24% to -1.55%
2015	0.95% to 2.20%	7,150,108	25.27 to 13.45	170,318,963	0.16%	6.04% to 4.70%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	1.50% to 2.60%	86,067	31.22 to 25.60	2,549,763	0.06%	31.97% to 30.49%
2018	1.50% to 2.60%	93,748	23.65 to 19.62	2,104,700	0.04%	-1.93% to -3.04%
2017	1.50% to 2.60%	102,679	24.12 to 20.23	2,356,412	0.09%	32.80% to 31.32%
2016	1.50% to 2.60%	112,937	18.16 to 15.40	1,952,646	0.00%	-0.95% to -2.06%
2015	1.50% to 2.60%	137,756	18.34 to 15.73	2,421,026	0.03%	5.30% to 4.12%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2019	0.95% to 2.20%	2,066,203	19.80 to 14.43	41,359,444	5.30%	13.83% to 12.39%
2018	0.95% to 2.20%	2,079,838	17.40 to 12.84	36,572,943	4.73%	-4.52% to -5.73%
2017	0.95% to 2.20%	2,362,322	18.22 to 13.62	43,563,664	3.87%	6.06% to 4.72%
2016	0.95% to 2.20%	3,382,223	17.18 to 13.01	59,057,775	4.73%	13.29% to 11.86%
2015	0.95% to 2.20%	3,163,780	15.17 to 11.63	48,666,512	6.38%	-4.65% to -5.87%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.95% to 2.10%	1,940,016	16.83 to 13.86	31,766,102	2.73%	8.54% to 7.28%
2018	0.95% to 2.10%	1,859,392	15.51 to 12.92	28,063,667	2.34%	-1.58% to -2.73%
2017	0.95% to 2.10%	2,053,401	15.76 to 13.28	31,571,131	2.30%	3.17% to 1.98%
2016	0.95% to 2.20%	2,213,017	15.27 to 12.84	33,024,163	2.28%	3.64% to 2.33%
2015	0.95% to 2.10%	2,361,146	14.74 to 12.71	34,049,410	2.40%	-1.65% to -2.79%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.95% to 1.95%	882,848	22.82 to 19.87	19,738,564	0.77%	22.18% to 20.94%
2018	0.95% to 1.95%	1,046,188	18.68 to 16.43	19,162,875	0.54%	-15.45% to -16.31%
2017	0.95% to 2.25%	1,201,536	22.10 to 18.94	26,055,811	0.61%	19.56% to 18.00%
2016	0.95% to 2.25%	1,351,989	18.48 to 16.05	24,563,941	0.40%	11.05% to 9.60%
2015	0.95% to 2.20%	1,661,426	16.64 to 14.72	27,218,242	0.37%	-2.44% to -3.67%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	1.50% to 2.60%	64,950	38.87 to 31.88	2,386,621	0.67%	21.32% to 19.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	1.50% to 2.60%	72,782	32.04 to 26.57	2,211,274	0.38%	-16.06% to -17.00%
2017	1.50% to 2.60%	89,197	38.17 to 32.01	3,213,619	0.48%	18.73% to 17.41%
2016	1.50% to 2.60%	102,792	32.15 to 27.26	3,134,229	0.29%	10.25% to 9.02%
2015	1.50% to 2.60%	133,175	29.16 to 25.01	3,697,517	0.24%	-3.10% to -4.19%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.95% to 2.20%	1,058,629	23.22 to 15.03	24,397,326	1.64%	26.46% to 24.87%
2018	0.95% to 2.20%	1,206,042	18.36 to 12.04	21,994,512	1.40%	-15.70% to -16.77%
2017	0.95% to 2.20%	1,364,344	21.78 to 14.47	29,573,944	1.31%	28.87% to 27.25%
2016	0.95% to 2.20%	1,555,550	16.90 to 11.37	26,221,420	1.29%	-6.02% to -7.20%
2015	0.95% to 2.20%	1,774,756	17.98 to 12.25	31,896,185	1.54%	2.51% to 1.21%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	1.50% to 2.60%	91,375	11.74 to 11.14	1,057,381	1.50%	25.59% to 24.19%
2018	1.50% to 2.60%	103,544	9.34 to 8.97	957,036	1.25%	-16.34% to -17.28%
2017	1.50% to 2.60%	111,908	11.17 to 10.84	1,239,219	1.14%	28.04% to 26.62%
2016	1.50% to 2.60%	135,568	8.72 to 8.56	1,176,260	1.13%	-6.69% to -7.72%
2015	1.50% to 2.60%	171,574	9.35 to 9.28	1,600,555	1.03%	-6.52% to -7.22%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.95% to 2.05%	236,859	31.60 to 25.94	7,240,770	1.57%	33.02% to 31.54%
2018	0.95% to 2.05%	253,919	23.76 to 19.72	5,847,561	0.85%	-18.12% to -19.04%
2017	0.95% to 2.05%	300,454	29.02 to 24.36	8,483,270	1.37%	18.08% to 16.77%
2016	0.95% to 2.05%	341,226	24.57 to 20.86	8,172,924	0.97%	8.44% to 7.24%
2015	0.95% to 2.05%	403,370	22.66 to 19.45	8,930,796	0.97%	-3.98% to -5.04%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.95% to 1.45%	70,373	11.54 to 11.38	809,365	1.59%	21.78% to 21.17%
2018	0.95% to 1.40%	39,374	9.47 to 9.40	372,571	3.17%	-7.35% to -7.77%
2017	0.95% to 1.40%	22,269	10.22 to 10.19	227,569	1.62%	2.24% to 1.93%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.95% to 2.20%	1,729,478	19.48 to 16.38	32,786,655	5.45%	14.96% to 13.51%
2018	0.95% to 2.20%	1,888,724	16.95 to 14.43	31,218,436	4.79%	-5.22% to -6.42%
2017	0.95% to 2.20%	2,292,231	17.88 to 15.42	40,038,262	4.17%	8.63% to 7.27%
2016	0.95% to 2.20%	2,722,160	16.46 to 14.37	43,856,874	4.76%	12.94% to 11.52%
2015	0.95% to 2.20%	2,883,076	14.57 to 12.89	41,207,872	4.79%	-7.94% to -9.10%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.95% to 1.85%	326,011	22.33 to 19.71	7,200,042	1.02%	25.15% to 24.01%
2018	0.95% to 1.85%	365,050	17.84 to 15.89	6,566,045	0.88%	-13.71% to -14.50%
2017	0.95% to 1.85%	444,736	20.67 to 18.59	9,243,586	0.51%	9.60% to 8.61%
2016	0.95% to 1.85%	564,644	18.86 to 17.11	10,548,966	0.81%	28.95% to 27.79%
2015	0.95% to 1.85%	607,028	14.63 to 13.39	8,815,407	0.64%	-8.27% to -9.10%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.95% to 1.95%	308,446	12.63 to 11.93	3,855,684	0.96%	25.49% to 24.23%
2018	0.95% to 2.05%	347,335	10.07 to 9.56	3,464,636	0.81%	-16.60% to -17.53%
2017	0.95% to 2.05%	586,409	12.07 to 11.59	7,025,796	0.90%	39.08% to 37.54%
2016	0.95% to 2.05%	360,161	8.68 to 8.42	3,109,489	0.80%	16.33% to 15.04%
2015	0.95% to 2.05%	399,911	7.46 to 7.32	2,973,906	2.13%	-20.37% to -21.25%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.95% to 1.95%	371,200	9.21 to 8.69	3,407,816	1.74%	11.46% to 10.33%
2018	0.95% to 1.95%	418,364	8.26 to 7.88	3,452,319	2.64%	-16.25% to -17.10%
2017	0.95% to 1.95%	494,977	9.86 to 9.50	4,876,860	2.56%	15.59% to 14.42%
2016	0.95% to 1.95%	533,157	8.53 to 8.31	4,548,091	1.94%	6.16% to 5.09%
2015	0.95% to 1.95%	642,770	8.04 to 7.90	5,170,898	3.52%	-7.38% to -8.32%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.95% to 2.20%	1,822,612	9.98 to 9.28	18,021,033	7.14%	1.04% to -0.23%
2018	0.95% to 2.20%	2,084,883	9.87 to 9.30	20,432,036	0.00%	0.96% to -0.32%
2017	0.95% to 2.20%	2,352,471	9.78 to 9.33	22,878,917	0.00%	0.96% to -0.31%
2016	0.95% to 2.20%	2,488,411	9.69 to 9.36	24,006,948	0.00%	1.96% to 0.68%
2015	0.95% to 2.20%	3,125,167	9.50 to 9.30	29,609,643	7.99%	-5.21% to -6.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 1.95%	231,934	15.91 to 14.13	3,618,903	3.53%	18.72% to 17.52%
2018	0.95% to 1.95%	321,386	13.40 to 12.03	4,205,818	2.98%	-10.51% to -11.42%
2017	0.95% to 2.05%	356,578	14.98 to 13.44	5,225,254	2.91%	10.92% to 9.69%
2016	0.95% to 2.05%	471,272	13.50 to 12.26	6,255,797	3.80%	12.11% to 10.87%
2015	0.95% to 2.05%	530,907	12.04 to 11.06	6,299,895	3.07%	-7.10% to -8.14%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	0.95% to 1.35%	1,561	10.16 to 10.09	15,816	2.32%	7.79% to 7.35%
2018	1.10% to 1.35%	1,921	9.42 to 9.40	18,076	4.95%	-5.81% to -5.97%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.95% to 1.35%	9,237	13.47 to 13.06	123,563	1.40%	10.87% to 10.43%
2018	0.95% to 1.40%	10,799	12.15 to 11.78	130,122	0.58%	-5.25% to -5.68%
2017	0.95% to 1.40%	15,200	12.82 to 12.49	193,372	0.32%	12.04% to 11.53%
2016	0.95% to 1.35%	12,607	11.44 to 11.23	143,584	0.25%	3.35% to 2.93%
2015	0.95% to 1.35%	17,128	11.07 to 10.91	188,635	0.07%	-6.71% to -7.09%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.95% to 1.65%	52,499	10.28 to 9.81	534,748	2.40%	4.02% to 3.28%
2018	0.95% to 1.65%	69,982	9.89 to 9.50	687,051	0.00%	-5.98% to -6.65%
2017	0.95% to 1.65%	81,754	10.51 to 10.17	853,978	0.00%	2.69% to 1.97%
2016	0.95% to 1.65%	121,608	10.24 to 9.98	1,238,068	0.10%	-1.43% to -2.12%
2015	0.95% to 1.55%	112,925	10.39 to 10.22	1,168,905	0.55%	0.88% to 0.27%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2019	1.10% to 1.15%	12,569	16.16 to 16.05	202,515	0.00%	0.20% to 0.20%
2018	0.95% to 1.15%	14,576	13.72 to 13.37	195,857	2.82%	-9.02% to -9.23%
2017	0.95% to 1.15%	17,170	15.08 to 14.73	254,251	2.69%	13.98% to 13.75%
2016	0.95% to 1.25%	19,344	13.23 to 12.81	251,590	2.76%	-9.34% to -8.93%
2015	1.10% to 1.15%	16,177	11.93 to 11.87	192,619	3.44%	-1.73% to -1.82%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2019	0.95% to 1.20%	5,884	23.84 to 23.04	137,490	0.00%	0.31% to 0.31%
2018	0.95% to 1.20%	7,114	18.14 to 17.57	126,760	1.29%	-7.97% to -8.25%
2017	0.95% to 1.30%	7,523	19.71 to 18.92	145,839	0.94%	23.50% to 23.02%
2016	0.95% to 1.30%	8,956	15.96 to 15.38	140,796	0.50%	-7.62% to -7.25%
2015	0.95% to 1.30%	11,328	14.83 to 14.34	165,874	1.18%	-1.07% to -1.38%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2019	0.95% to 1.20%	44,943	20.33 to 19.64	896,283	0.00%	0.19% to 0.19%
2018	0.95% to 1.20%	45,296	17.09 to 16.55	760,272	1.59%	-6.61% to -6.87%
2017	0.95% to 1.30%	34,795	18.30 to 17.56	626,137	1.53%	13.31% to 12.85%
2016	0.95% to 1.30%	35,383	16.15 to 15.56	562,690	1.29%	-7.02% to -6.65%
2015	1.10% to 1.30%	16,970	14.88 to 14.59	252,068	1.10%	-1.00% to -1.22%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2019	0.95% to 1.15%	9,091	23.19 to 22.56	206,876	0.00%	0.23% to 0.22%
2018	0.95% to 1.15%	17,613	18.92 to 18.45	328,210	1.11%	-11.46% to -11.64%
2017	0.95% to 1.15%	11,751	21.37 to 20.88	247,547	1.04%	13.67% to 13.48%
2016	0.95% to 1.15%	12,930	18.80 to 18.40	239,826	1.52%	-21.53% to -21.29%
2015	0.95% to 1.15%	12,764	15.47 to 15.17	195,074	1.01%	-5.61% to -5.78%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2019	0.95% to 1.15%	15,592	21.66 to 21.08	331,414	0.00%	0.11% to 0.10%
2018	0.95% to 1.25%	25,131	19.58 to 18.85	482,824	7.56%	-5.04% to -5.32%
2017	0.95% to 1.30%	18,538	20.62 to 19.79	375,131	5.16%	5.26% to 4.82%
2016	0.95% to 1.30%	13,924	19.59 to 18.88	268,189	9.00%	-16.40% to -16.04%
2015	0.95% to 1.30%	15,170	16.83 to 16.27	251,456	10.07%	-4.86% to -5.24%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2019	0.95% to 1.25%	22,530	24.73 to 23.73	544,641	0.00%	0.21% to 0.21%
2018	0.95% to 1.25%	23,154	20.37 to 19.61	461,864	0.35%	-13.50% to -13.76%
2017	0.95% to 1.30%	25,423	23.55 to 22.60	587,183	0.38%	2.70% to 2.31%
2016	0.95% to 1.30%	27,178	22.93 to 22.09	612,050	0.12%	-25.44% to -25.01%
2015	0.95% to 1.30%	33,257	18.28 to 17.67	598,567	0.00%	-7.54% to -7.82%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 1.30%	62,262	25.31 to 24.12	1,539,664	0.00%	0.26% to 0.25%
2018	0.95% to 1.30%	72,735	20.16 to 19.29	1,435,378	0.59%	-13.81% to -14.11%
2017	0.95% to 1.30%	73,814	23.39 to 22.46	1,693,125	0.66%	12.61% to 12.24%
2016	0.95% to 1.30%	95,468	20.77 to 20.01	1,946,667	0.93%	-25.57% to -25.14%
2015	0.95% to 1.30%	101,394	16.54 to 15.99	1,650,698	0.61%	-7.70% to -8.00%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2019	1.10% to 1.20%	3,538	22.76 to 22.45	80,405	0.00%	0.24% to 0.24%
2018	0.95% to 1.20%	4,858	18.66 to 18.08	88,937	1.07%	-11.19% to -11.37%
2017	0.95% to 1.20%	3,810	21.01 to 20.40	78,620	0.68%	21.23% to 20.92%
2016	0.95% to 1.25%	6,248	17.33 to 16.78	106,657	0.28%	-12.39% to -12.02%
2015	0.95% to 1.15%	13,076	15.42 to 15.13	198,789	0.71%	-2.22% to -2.39%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2019	1.10% to 1.25%	2,667	25.98 to 25.45	68,631	0.00%	0.32% to 0.32%
2018	0.95% to 1.25%	4,235	19.99 to 19.24	82,791	1.52%	-4.58% to -4.85%
2017	0.95% to 1.25%	4,825	20.95 to 20.22	99,100	1.04%	28.92% to 28.46%
2016	0.95% to 1.25%	5,084	16.25 to 15.74	81,148	0.59%	-7.69% to -7.37%
2015	0.95% to 1.25%	16,765	15.09 to 14.66	248,512	0.38%	4.50% to 4.19%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.95% to 2.60%	109,377	24.34 to 23.18	2,786,714	0.00%	35.13% to 32.88%
2018	0.95% to 2.60%	120,845	18.01 to 17.45	2,296,234	0.00%	-4.81% to -6.40%
2017	0.95% to 2.60%	130,130	18.92 to 18.64	2,608,169	0.00%	25.82% to 23.74%
2016	0.95% to 2.60%	101,117	15.04 to 15.07	1,665,854	0.00%	1.05% to -0.63%
2015	0.95% to 2.60%	140,003	14.88 to 15.16	2,255,818	0.00%	3.76% to 2.03%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2019	1.50% to 2.60%	114,984	26.17 to 21.46	2,839,418	1.65%	23.07% to 21.69%
2018	1.50% to 2.60%	128,798	21.27 to 17.64	2,599,453	1.41%	-13.69% to -14.66%
2017	1.50% to 2.60%	149,931	24.64 to 20.67	3,520,225	1.93%	15.82% to 14.53%
2016	1.50% to 2.60%	165,817	21.28 to 18.05	3,363,738	1.22%	15.24% to 13.95%
2015	1.50% to 2.60%	209,478	18.46 to 15.84	3,699,206	1.60%	-7.60% to -8.63%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2019	0.95% to 1.25%	1,988	24.82 to 24.25	48,344	0.00%	35.46% to 35.05%
2018	0.95% to 1.30%	2,561	18.32 to 17.89	46,133	0.00%	-4.54% to -4.88%
2017	0.95% to 1.30%	2,882	19.19 to 18.81	54,489	0.06%	26.14% to 25.69%
2016	0.95% to 1.30%	1,464	15.22 to 14.97	22,051	0.00%	1.30% to 0.94%
2015	0.95% to 1.30%	1,478	15.02 to 14.83	22,028	0.00%	4.01% to 3.64%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2019	1.55%	79	24.5	1,935	0.63%	26.97%
2018	1.10% to 1.55%	144	20.86 to 19.29	2,880	0.91%	-10.40% to -10.81%
2017	1.10% to 1.55%	144	23.28 to 21.63	3,222	1.05%	11.93% to 11.43%
2016	1.10% to 1.55%	144	20.80 to 19.41	2,886	0.76%	9.05% to 8.56%
2015	0.95% to 1.55%	157	19.48 to 17.88	2,906	0.98%	-6.67% to -7.23%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2019	1.50% to 2.50%	22,499	19.92 to 17.33	419,301	0.17%	26.74% to 25.45%
2018	1.50% to 2.50%	25,065	15.72 to 13.81	371,249	0.00%	-10.97% to -11.88%
2017	1.50% to 2.50%	27,025	17.66 to 15.67	451,855	0.80%	11.19% to 10.06%
2016	1.50% to 2.50%	33,768	15.88 to 14.24	511,945	0.51%	8.37% to 7.28%
2015	1.50% to 2.50%	34,516	14.65 to 13.27	485,161	0.91%	-7.41% to -8.35%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2019	0.95% to 1.70%	24,204	17.72 to 16.59	418,351	2.57%	19.22% to 18.32%
2018	0.95% to 1.70%	25,275	14.86 to 14.02	367,461	2.14%	-10.37% to -11.05%
2017	0.95% to 1.70%	29,424	16.58 to 15.76	479,522	2.15%	9.98% to 9.15%
2016	0.95% to 1.70%	20,133	15.07 to 14.44	298,616	2.07%	14.03% to 13.17%
2015	0.95% to 1.70%	18,079	13.22 to 12.76	235,344	2.41%	-3.22% to -3.95%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2019	0.95% to 1.20%	13,508	30.19 to 29.17	398,369	0.00%	0.31% to 0.31%
2018	0.95% to 1.20%	13,264	23.00 to 22.28	298,962	0.00%	-0.04% to -0.31%
2017	0.95% to 1.20%	13,070	23.01 to 22.35	295,183	0.35%	14.71% to 14.44%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 1.20%	16,171	20.06 to 19.53	318,961	0.00%	12.29% to 12.54%
2015	0.95% to 1.20%	19,240	22.87 to 22.33	433,522	0.00%	2.19% to 1.96%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2019	0.95% to 1.20%	11,638	16.99 to 16.42	193,161	0.00%	0.22% to 0.22%
2018	0.95% to 1.20%	13,854	13.94 to 13.51	188,963	3.89%	-7.07% to -7.28%
2017	0.95% to 1.30%	14,768	15.00 to 14.40	217,119	2.93%	11.94% to 11.63%
2016	0.95% to 1.30%	17,134	13.40 to 12.90	225,224	1.63%	-1.13% to -0.70%
2015	0.95% to 1.30%	18,254	13.25 to 12.81	237,992	3.21%	-2.43% to -2.81%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.95% to 1.75%	8,723	17.15 to 16.12	147,492	0.21%	23.85% to 22.85%
2018	0.95% to 1.75%	11,848	13.85 to 13.12	161,935	0.09%	-12.44% to -13.16%
2017	0.95% to 1.75%	30,149	15.82 to 15.11	472,560	0.32%	13.57% to 12.65%
2016	0.95% to 1.75%	30,540	13.93 to 13.41	422,158	0.00%	12.09% to 11.19%
2015	0.95% to 1.75%	27,780	12.43 to 12.06	342,907	0.11%	-5.19% to -5.96%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.95% to 2.20%	58,064	21.03 to 19.08	1,195,778	0.00%	32.73% to 31.06%
2018	0.95% to 2.20%	62,022	15.85 to 14.56	959,247	0.00%	-6.77% to -7.96%
2017	0.95% to 2.20%	70,739	17.00 to 15.82	1,178,579	0.00%	20.98% to 19.46%
2016	0.95% to 2.20%	57,671	14.05 to 13.24	797,324	0.00%	-0.38% to -1.63%
2015	0.95% to 2.45%	94,924	14.10 to 13.33	1,326,271	0.00%	0.08% to -1.43%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	0.95% to 1.65%	160,495	11.27 to 10.83	1,799,969	0.72%	26.74% to 25.84%
2018	0.95% to 1.65%	142,335	8.89 to 8.60	1,260,915	0.66%	-20.32% to -20.89%
2017	0.95% to 1.65%	156,310	11.16 to 10.88	1,738,983	1.18%	25.25% to 24.37%
2016	0.95% to 1.65%	130,673	8.91 to 8.74	1,161,952	0.81%	-3.64% to -4.32%
2015	0.95% to 1.65%	71,796	9.25 to 9.14	662,918	1.26%	2.13% to 1.40%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2019	0.95% to 1.35%	86,084	38.84 to 39.12	3,515,137	2.35%	34.90% to 0.34%
2018	0.95% to 1.35%	102,493	28.79 to 29.12	3,104,093	0.32%	-6.63% to -6.99%
2017	0.95% to 1.35%	112,906	30.84 to 31.31	3,668,358	0.24%	25.63% to 25.09%
2016	0.95% to 1.35%	131,688	24.55 to 25.03	3,412,678	0.40%	-3.13% to 3.51%
2015	0.95% to 1.35%	135,226	25.34 to 25.94	3,621,293	0.09%	2.55% to 2.17%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.95% to 2.60%	3,327,486	30.34 to 21.80	97,140,212	0.92%	30.54% to 28.36%
2018	0.95% to 2.60%	3,705,894	23.24 to 16.98	82,927,109	1.00%	-14.01% to -15.45%
2017	0.95% to 2.60%	4,124,005	27.03 to 20.09	107,483,681	0.93%	35.37% to 33.12%
2016	0.95% to 2.60%	4,719,143	19.96 to 15.09	91,043,133	1.06%	-0.87% to -2.51%
2015	0.95% to 2.60%	5,538,496	20.14 to 15.48	107,992,018	1.31%	2.97% to 1.24%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	1.50% to 2.35%	27,113	31.80 to 27.29	803,937	0.64%	29.48% to 28.37%
2018	1.50% to 2.35%	28,001	24.56 to 21.26	643,502	0.78%	-14.70% to -15.44%
2017	1.50% to 2.35%	34,278	28.79 to 25.14	929,866	0.73%	34.28% to 33.13%
2016	1.50% to 2.35%	37,316	21.44 to 18.88	756,880	0.78%	-1.65% to -2.50%
2015	1.50% to 2.35%	57,832	21.80 to 19.37	1,200,945	1.07%	2.12% to 1.24%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.95% to 2.20%	2,407,684	31.91 to 20.74	79,468,520	1.10%	30.83% to 29.18%
2018	0.95% to 2.20%	2,794,427	24.39 to 16.06	70,619,655	1.16%	-8.77% to -9.92%
2017	0.95% to 2.20%	3,217,862	26.74 to 17.83	89,161,949	1.25%	15.80% to 14.35%
2016	0.95% to 2.20%	3,627,509	23.09 to 15.59	86,866,107	1.11%	10.56% to 9.17%
2015	0.95% to 2.20%	4,010,056	20.88 to 14.28	86,928,151	0.93%	2.35% to 1.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	1.50% to 2.60%	50,425	26.99 to 22.13	1,298,910	0.84%	29.76% to 28.31%
2018	1.50% to 2.60%	65,818	20.80 to 17.25	1,310,590	0.94%	-9.48% to -10.50%
2017	1.50% to 2.60%	82,046	22.98 to 19.27	1,815,419	1.03%	14.89% to 13.61%
2016	1.50% to 2.60%	97,674	20.00 to 16.96	1,886,355	0.85%	9.63% to 8.41%
2015	1.50% to 2.60%	105,613	18.24 to 15.64	1,868,553	0.65%	1.56% to 0.43%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 2.20%	289,998	24.13 to 20.29	6,836,932	0.20%	25.27% to 23.69%
2018	0.95% to 2.20%	368,444	19.26 to 16.40	6,950,625	0.31%	-11.18% to -12.31%
2017	0.95% to 2.20%	437,678	21.69 to 18.70	9,309,388	0.84%	13.07% to 11.65%
2016	0.95% to 2.20%	500,247	19.18 to 16.75	9,432,896	0.51%	16.93% to 15.46%
2015	0.95% to 2.20%	567,437	16.40 to 14.51	9,153,753	0.90%	-6.79% to -7.97%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.95% to 2.25%	1,535,748	34.83 to 12.17	57,280,606	0.00%	38.04% to 36.23%
2018	0.95% to 2.25%	1,695,111	25.23 to 8.93	45,856,503	0.00%	-7.34% to -8.21%
2017	0.95% to 2.25%	1,894,158	30.93 to 9.73	55,154,308	0.03%	27.57% to 25.90%
2016	0.95% to 2.25%	2,100,619	21.26 to 7.73	48,032,799	0.00%	1.36% to 0.04%
2015	0.95% to 2.20%	2,385,519	20.98 to 14.21	53,921,063	0.00%	5.59% to 4.26%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.95% to 2.20%	288,731	11.44 to 10.45	3,259,184	3.74%	9.75% to 8.37%
2018	0.95% to 2.20%	344,577	10.43 to 9.64	3,550,704	4.92%	-5.31% to -6.51%
2017	0.95% to 2.20%	394,011	11.01 to 10.31	4,296,398	2.24%	5.27% to 3.94%
2016	0.95% to 2.20%	388,269	10.46 to 9.92	4,030,567	4.78%	5.52% to 4.20%
2015	0.95% to 2.20%	437,449	9.91 to 9.52	4,313,271	6.26%	-3.19% to -4.41%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	1.50% to 2.60%	55,703	19.05 to 15.62	990,289	3.47%	8.95% to 7.73%
2018	1.50% to 2.60%	58,170	17.49 to 14.50	960,939	4.32%	-5.98% to -7.04%
2017	1.50% to 2.60%	81,296	18.60 to 15.60	1,442,987	2.03%	4.45% to 3.29%
2016	1.50% to 2.60%	99,842	17.81 to 15.10	1,708,139	4.61%	4.68% to 3.51%
2015	1.50% to 2.60%	124,990	17.01 to 14.59	2,045,017	5.45%	-3.95% to -5.03%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.95% to 2.25%	1,781,240	35.19 to 26.83	60,694,078	2.03%	20.62% to 19.04%
2018	0.95% to 2.25%	2,151,884	29.17 to 22.54	60,922,835	1.74%	-6.34% to -7.58%
2017	0.95% to 2.25%	2,573,926	31.15 to 24.38	77,920,106	1.53%	17.15% to 15.62%
2016	0.95% to 2.25%	3,110,006	26.59 to 21.09	80,526,452	0.59%	-3.49% to -4.75%
2015	0.95% to 2.25%	4,031,691	27.55 to 22.14	108,192,788	0.37%	-9.22% to -10.41%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2019	0.95% to 2.25%	1,342,507	27.29 to 20.89	35,530,055	1.77%	20.93% to 19.35%
2018	0.95% to 2.25%	1,598,557	22.56 to 17.50	35,006,417	1.59%	-4.16% to -5.43%
2017	0.95% to 2.25%	1,850,804	23.54 to 18.51	42,384,096	1.60%	10.31% to 8.87%
2016	0.95% to 2.25%	2,082,755	21.34 to 17.00	43,319,376	1.37%	1.06% to -0.26%
2015	0.95% to 2.25%	2,255,835	21.12 to 17.04	46,494,969	0.92%	-1.27% to -2.57%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2019	0.95% to 2.25%	1,949,692	19.09 to 14.40	36,090,119	2.76%	11.11% to 9.65%
2018	0.95% to 2.25%	2,185,621	17.18 to 13.13	36,477,261	2.14%	-2.84% to -4.12%
2017	0.95% to 2.25%	2,656,365	17.68 to 13.70	45,725,803	1.59%	3.03% to 1.68%
2016	0.95% to 2.25%	2,966,549	17.16 to 13.47	49,610,787	2.39%	3.05% to 1.70%
2015	0.95% to 2.25%	3,294,229	16.66 to 13.24	53,499,896	2.92%	-0.75% to -2.05%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2019	0.95% to 2.25%	2,816,402	28.56 to 22.29	78,202,741	0.58%	29.85% to 28.14%
2018	0.95% to 2.25%	3,336,413	22.00 to 17.40	71,441,842	0.47%	-5.42% to -6.67%
2017	0.95% to 2.25%	3,994,048	23.26 to 18.64	90,555,303	0.44%	19.61% to 18.04%
2016	0.95% to 2.25%	4,574,121	19.44 to 15.79	86,806,078	0.45%	2.76% to 1.41%
2015	0.95% to 2.25%	5,225,571	18.92 to 15.57	96,584,466	0.36%	-1.64% to -2.93%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2019	0.95% to 2.25%	367,374	25.70 to 20.89	9,207,943	2.86%	21.98% to 20.38%
2018	0.95% to 2.25%	465,003	21.07 to 17.36	9,572,415	1.67%	-12.52% to -13.68%
2017	0.95% to 2.25%	552,231	24.08 to 20.11	13,020,094	1.28%	14.47% to 12.97%
2016	0.95% to 2.25%	639,100	21.04 to 17.80	13,179,769	1.23%	5.94% to 4.55%
2015	0.95% to 2.25%	676,065	19.86 to 17.02	13,185,660	1.31%	-2.99% to -4.26%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.95% to 1.80%	241,242	7.50 to 6.67	1,771,405	0.00%	2.49% to 1.62%
2018	0.95% to 1.80%	246,388	7.32 to 6.56	1,767,892	0.00%	-34.77% to -35.33%
2017	0.95% to 2.10%	320,560	11.22 to 9.79	3,530,700	0.70%	-13.47% to -14.47%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 2.25%	397,706	12.96 to 11.26	5,069,084	0.13%	33.28% to 31.53%
2015	0.95% to 2.25%	387,607	9.73 to 8.56	3,709,631	0.06%	-22.88% to -23.90%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2019	0.95% to 2.25%	212,631	11.78 to 10.51	2,479,162	3.56%	8.38% to 6.96%
2018	0.95% to 2.25%	287,660	10.87 to 9.82	3,100,402	2.92%	-1.13% to -2.44%
2017	0.95% to 2.25%	354,796	10.99 to 10.07	3,868,992	2.74%	3.28% to 1.93%
2016	0.95% to 2.25%	328,816	10.65 to 9.88	3,474,290	3.52%	6.02% to 4.64%
2015	0.95% to 2.25%	354,040	10.04 to 9.44	3,527,635	3.73%	-3.58% to -4.85%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2019	0.95% to 2.25%	350,391	9.46 to 7.80	3,231,966	0.97%	8.42% to 6.99%
2018	0.95% to 2.25%	408,317	8.73 to 7.29	3,480,544	0.30%	-23.97% to -24.97%
2017	0.95% to 2.25%	487,297	11.48 to 9.72	5,473,809	0.14%	1.99% to 0.66%
2016	0.95% to 2.25%	575,750	11.25 to 9.65	6,352,111	0.70%	22.64% to 21.03%
2015	0.95% to 2.25%	675,666	9.17 to 7.98	6,079,702	0.10%	-23.13% to -24.14%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2019	0.95% to 2.25%	3,212,033	33.40 to 26.64	104,092,542	0.00%	35.29% to 33.51%
2018	0.95% to 2.25%	3,740,610	24.68 to 19.95	89,738,558	0.03%	1.31% to -0.03%
2017	0.95% to 2.25%	4,379,946	24.37 to 19.96	103,915,338	0.25%	28.11% to 26.44%
2016	0.95% to 2.25%	4,952,140	19.02 to 15.79	91,843,490	0.02%	0.27% to -1.05%
2015	0.95% to 2.25%	5,662,400	18.97 to 15.95	104,855,060	0.11%	6.15% to 4.76%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.95% to 2.25%	1,424,091	32.39 to 24.99	44,830,899	6.55%	10.14% to 8.69%
2018	0.95% to 2.25%	1,718,545	29.41 to 22.99	49,196,193	6.49%	-3.05% to -4.33%
2017	0.95% to 2.25%	1,999,954	30.33 to 24.03	59,123,751	5.56%	5.67% to 4.29%
2016	0.95% to 2.25%	2,227,209	28.71 to 23.04	62,393,257	7.36%	15.09% to 13.58%
2015	0.95% to 2.25%	2,481,852	24.94 to 20.29	60,453,461	6.41%	-7.39% to -8.61%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2019	0.95% to 2.25%	915,747	21.44 to 16.49	19,008,928	0.65%	24.73% to 23.10%
2018	0.95% to 2.25%	1,068,749	17.19 to 13.40	17,826,118	0.47%	-7.17% to -8.39%
2017	0.95% to 2.25%	1,235,872	18.52 to 14.63	22,227,528	0.05%	23.34% to 21.73%
2016	0.95% to 2.25%	1,353,789	15.01 to 12.02	19,781,529	0.22%	-3.96% to -5.21%
2015	0.95% to 2.25%	1,529,441	15.63 to 12.68	23,301,211	0.42%	2.41% to 1.07%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2019	0.95% to 1.85%	425,818	22.00 to 19.07	9,194,920	1.57%	17.57% to 16.50%
2018	0.95% to 2.00%	454,798	18.71 to 16.01	8,351,617	1.58%	-18.60% to -19.47%
2017	0.95% to 2.05%	483,605	22.99 to 19.74	10,913,940	1.40%	21.99% to 20.64%
2016	0.95% to 2.05%	525,621	18.84 to 16.36	9,734,207	1.34%	0.13% to -0.98%
2015	0.95% to 2.05%	557,057	18.82 to 16.52	10,301,077	1.29%	-1.88% to -2.97%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2019	0.95% to 1.95%	319,088	10.69 to 9.79	3,355,395	1.64%	3.24% to 2.20%
2018	0.95% to 1.95%	396,655	10.36 to 9.58	4,052,384	1.76%	-0.18% to -1.20%
2017	0.95% to 1.95%	485,307	10.38 to 9.70	4,982,981	1.55%	0.44% to -0.57%
2016	0.95% to 1.95%	552,515	10.33 to 9.75	5,656,834	1.45%	0.97% to -0.04%
2015	0.95% to 1.95%	509,157	10.23 to 9.76	5,167,064	1.50%	-0.09% to -1.10%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.95% to 2.25%	426,547	41.39 to 34.14	17,295,230	0.00%	36.63% to 34.84%
2018	0.95% to 2.25%	493,821	30.29 to 25.32	14,670,719	0.00%	-1.01% to -2.32%
2017	0.95% to 2.25%	528,087	30.60 to 25.92	15,860,128	0.00%	25.69% to 24.05%
2016	0.95% to 2.25%	567,091	24.35 to 20.89	13,564,757	0.00%	5.11% to 3.73%
2015	0.95% to 2.25%	654,040	23.16 to 20.14	14,892,771	0.00%	-6.68% to -7.90%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2019	0.95% to 2.25%	1,302,861	10.70 to 8.29	13,622,037	1.80%	0.86% to -0.46%
2018	0.95% to 2.25%	1,365,353	10.61 to 8.32	14,182,059	1.51%	0.55% to -0.77%
2017	0.95% to 2.25%	1,215,976	10.55 to 8.39	12,549,486	0.58%	-0.37% to -1.67%
2016	0.95% to 2.25%	1,267,052	10.59 to 8.53	13,159,361	0.13%	-0.82% to -2.12%
2015	0.95% to 2.25%	1,203,265	10.67 to 8.72	12,591,418	0.02%	-0.93% to -2.23%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 2.25%	179,987	29.08 to 23.72	5,111,620	1.58%	23.25% to 21.63%
2018	0.95% to 2.25%	235,160	23.59 to 19.50	5,428,731	1.58%	-6.47% to -7.71%
2017	0.95% to 2.25%	280,422	25.23 to 21.13	6,931,780	1.31%	4.39% to 3.02%
2016	0.95% to 2.25%	323,476	24.17 to 20.51	7,668,377	1.07%	3.28% to 1.93%
2015	0.95% to 2.25%	332,526	23.40 to 20.12	7,642,660	1.04%	3.79% to 2.43%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2019	0.95% to 2.25%	1,292,636	49.59 to 41.93	62,188,748	0.00%	48.06% to 46.12%
2018	0.95% to 2.25%	1,552,137	33.49 to 28.70	50,533,177	0.00%	-6.14% to -7.38%
2017	0.95% to 2.25%	1,804,275	35.69 to 30.98	62,716,606	0.00%	30.87% to 29.15%
2016	0.95% to 2.25%	2,082,654	27.27 to 23.99	55,381,636	0.00%	0.58% to -0.74%
2015	0.95% to 2.25%	2,376,530	27.11 to 24.17	62,906,817	0.00%	-3.80% to -5.07%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2019	0.95% to 2.25%	1,276,491	29.74 to 24.01	36,873,885	0.00%	22.20% to 20.59%
2018	0.95% to 2.25%	1,468,761	24.34 to 19.91	34,773,967	0.39%	-5.03% to -6.28%
2017	0.95% to 2.25%	1,614,615	25.63 to 21.24	40,319,521	0.00%	21.95% to 20.36%
2016	0.95% to 2.25%	1,823,106	21.02 to 17.65	37,392,381	0.00%	1.94% to 0.61%
2015	0.95% to 2.25%	2,066,180	20.62 to 17.54	41,618,648	0.00%	0.91% to -0.41%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2019	0.95% to 1.85%	167,783	31.28 to 27.12	5,123,788	0.00%	23.15% to 22.03%
2018	0.95% to 1.85%	192,670	25.40 to 22.22	4,787,819	0.11%	-11.34% to -12.15%
2017	0.95% to 2.25%	219,705	28.65 to 23.92	6,161,941	0.00%	12.65% to 11.17%
2016	0.95% to 2.25%	262,487	25.44 to 21.52	6,543,381	0.38%	27.66% to 25.99%
2015	0.95% to 2.25%	244,035	19.93 to 17.08	4,762,478	0.09%	-6.48% to -7.71%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2019	0.95% to 2.25%	981,071	30.83 to 24.09	29,247,828	0.82%	25.13% to 23.49%
2018	0.95% to 2.25%	1,146,049	24.63 to 19.51	27,367,662	1.89%	-8.12% to -9.34%
2017	0.95% to 2.25%	1,362,899	26.81 to 21.51	35,480,978	1.43%	11.43% to 9.97%
2016	0.95% to 2.25%	1,552,197	24.06 to 19.56	36,324,391	1.21%	10.09% to 8.65%
2015	0.95% to 2.25%	1,779,137	21.86 to 18.01	37,851,824	0.79%	-4.83% to -6.08%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.95% to 2.20%	447,424	35.91 to 29.43	15,631,782	1.61%	25.56% to 23.97%
2018	0.95% to 2.20%	512,409	26.88 to 23.74	14,299,520	0.97%	-13.05% to -13.79%
2017	0.95% to 2.20%	592,502	32.75 to 27.54	18,977,914	0.81%	12.69% to 11.27%
2016	0.95% to 2.20%	694,073	29.06 to 24.75	19,746,585	0.86%	13.61% to 12.18%
2015	0.95% to 2.20%	746,110	25.58 to 22.06	18,730,612	1.00%	-3.58% to -4.80%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.95% to 1.75%	210,802	10.76 to 10.36	2,251,469	2.74%	8.24% to 7.37%
2018	0.95% to 1.75%	219,180	9.94 to 9.65	2,163,932	2.70%	-2.23% to -3.02%
2017	0.95% to 1.65%	206,960	10.17 to 9.98	2,096,413	2.57%	2.37% to 1.65%
2016	0.95% to 1.65%	184,707	9.93 to 9.82	1,831,025	2.78%	1.25% to 0.54%
2015	0.95% to 1.60%	90,278	9.81 to 9.77	884,629	1.78%	-1.91% to -2.34%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.95% to 2.20%	3,185,452	31.16 to 24.20	96,036,487	0.02%	35.55% to 33.84%
2018	0.95% to 2.20%	3,542,205	22.99 to 18.08	78,925,798	1.20%	0.36% to -0.53%
2017	0.95% to 2.25%	3,950,208	32.63 to 18.01	87,500,015	0.00%	28.76% to 27.08%
2016	0.95% to 2.25%	4,485,820	17.72 to 14.17	77,285,106	0.87%	0.98% to -0.35%
2015	0.95% to 2.20%	5,373,132	17.55 to 14.34	91,814,219	1.21%	10.87% to 9.47%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.95% to 2.20%	2,497,847	19.31 to 14.99	46,746,845	0.42%	43.44% to 41.63%
2018	0.95% to 2.20%	2,763,215	13.46 to 10.59	36,109,950	1.04%	-0.05% to -1.32%
2017	0.95% to 2.20%	2,948,561	13.47 to 10.73	38,609,887	0.44%	43.54% to 41.74%
2016	0.95% to 2.20%	2,960,362	9.39 to 7.57	27,046,770	0.09%	12.77% to 11.35%
2015	0.95% to 2.20%	3,468,814	8.32 to 6.80	28,142,322	0.78%	3.61% to 2.34%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.95% to 2.20%	2,705,146	15.14 to 11.75	39,638,521	1.91%	25.50% to 23.92%
2018	0.95% to 2.20%	2,946,405	12.06 to 9.48	34,465,273	1.65%	-15.95% to -17.02%
2017	0.95% to 2.20%	3,370,989	14.35 to 11.43	46,974,710	1.59%	29.57% to 27.94%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 2.20%	3,831,773	11.08 to 8.93	41,290,767	4.95%	-7.59% to -8.75%
2015	0.95% to 2.20%	4,364,194	11.99 to 9.79	50,989,446	0.50%	-9.67% to -10.81%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.95% to 1.40%	245,766	10.73 to 10.46	2,624,464	0.90%	17.02% to 16.49%
2018	0.95% to 1.45%	292,949	9.17 to 8.95	2,671,417	1.57%	-19.33% to -19.74%
2017	0.95% to 1.60%	376,424	11.37 to 11.09	4,262,700	1.76%	26.62% to 25.79%
2016	0.95% to 1.65%	310,974	8.98 to 8.81	2,781,792	1.37%	19.64% to 18.79%
2015	0.95% to 1.40%	158,404	7.50 to 7.45	1,187,066	1.24%	-20.82% to -21.18%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.95% to 1.40%	96,036	10.83 to 10.65	1,034,713	3.51%	7.38% to 6.89%
2018	0.95% to 1.40%	49,910	10.08 to 9.96	501,164	3.34%	-1.97% to -2.42%
2017	0.95% to 1.40%	45,811	10.29 to 10.21	469,959	2.71%	2.88% to 2.41%
2016	0.95% to 1.80%	32,148	10.00 to 9.94	320,947	3.58%	-0.02% to -0.59%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2019	1.50% to 2.60%	25,014	27.44 to 22.50	650,243	0.00%	36.20% to 34.68%
2018	1.50% to 2.60%	37,686	20.15 to 16.71	710,373	0.00%	-0.57% to -1.69%
2017	1.50% to 2.60%	36,826	20.26 to 17.00	700,600	0.00%	24.78% to 23.39%
2016	1.50% to 2.60%	46,527	16.24 to 13.77	716,060	0.00%	3.05% to 1.90%
2015	1.50% to 2.60%	64,299	15.76 to 13.52	966,597	0.00%	2.87% to 1.72%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.95% to 2.45%	128,486	23.39 to 29.58	3,122,430	0.00%	39.93% to 37.81%
2018	0.95% to 2.45%	105,439	16.72 to 21.46	1,873,782	0.00%	-2.66% to -4.14%
2017	0.95% to 2.45%	91,074	17.17 to 22.39	1,671,828	0.00%	25.14% to 23.25%
2016	0.95% to 2.45%	90,814	13.72 to 18.17	1,353,250	0.00%	7.77% to 6.14%
2015	0.95% to 2.45%	115,987	12.74 to 17.11	1,617,222	0.00%	-3.08% to -4.54%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.95% to 2.60%	1,240,655	25.55 to 25.28	31,626,952	1.88%	28.28% to 26.14%
2018	0.95% to 2.60%	1,442,810	19.92 to 20.04	28,725,144	1.29%	-11.59% to -12.70%
2017	0.95% to 2.60%	1,716,544	22.43 to 22.95	38,580,631	1.73%	16.24% to 14.31%
2016	0.95% to 2.60%	1,996,361	19.30 to 20.08	38,626,135	1.87%	12.70% to 10.83%
2015	0.95% to 2.60%	1,981,083	17.12 to 18.12	34,071,884	2.07%	-1.88% to -3.51%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.95% to 1.20%	7,603	10.88 to 10.87	82,685	0.96%	8.84% to 8.65%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.95% to 2.60%	914,708	23.08 to 19.62	20,716,699	1.45%	24.46% to 22.39%
2018	0.95% to 2.60%	1,031,069	18.55 to 16.04	18,801,583	0.90%	-10.59% to -12.09%
2017	0.95% to 2.60%	1,089,314	26.22 to 18.24	22,277,408	1.35%	25.62% to 23.53%
2016	0.95% to 2.60%	1,120,560	16.51 to 14.76	18,278,255	1.16%	2.86% to 1.15%
2015	0.95% to 2.60%	1,208,379	16.05 to 14.60	19,199,545	1.76%	5.31% to 3.56%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.95% to 1.85%	114,229	12.09 to 11.59	1,369,670	2.40%	26.65% to 25.50%
2018	0.95% to 1.85%	103,683	9.55 to 9.23	983,070	2.88%	-8.77% to -9.60%
2017	0.95% to 1.85%	105,157	10.47 to 10.22	1,094,370	2.34%	11.48% to 10.47%
2016	0.95% to 1.85%	104,089	9.39 to 9.25	973,896	4.02%	13.88% to 12.85%
2015	0.95% to 1.20%	8,845	8.25 to 8.23	72,897	1.36%	-17.55% to -17.69%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.95% to 2.20%	378,393	15.72 to 13.22	5,795,774	4.09%	9.83% to 8.44%
2018	0.95% to 2.20%	287,592	14.32 to 12.19	3,973,391	2.64%	-1.60% to -2.85%
2017	0.95% to 2.20%	356,269	14.55 to 12.55	5,025,166	3.09%	5.24% to 3.91%
2016	0.95% to 2.20%	362,770	13.83 to 12.07	4,869,447	1.95%	5.11% to 3.78%
2015	0.95% to 2.20%	336,605	13.15 to 11.63	4,277,688	3.14%	-1.59% to -2.84%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	1.50% to 2.20%	37,564	14.69 to 13.04	514,640	3.91%	8.95% to 8.18%
2018	1.50% to 2.60%	43,085	13.48 to 11.31	543,047	2.33%	-2.41% to -3.50%
2017	1.50% to 2.60%	40,685	13.82 to 11.72	525,773	2.91%	4.31% to 3.15%
2016	1.50% to 2.60%	40,850	13.25 to 11.36	508,233	1.66%	4.28% to 3.12%
2015	1.50% to 2.60%	41,530	12.70 to 11.02	497,794	3.50%	-2.32% to -3.41%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.95% to 2.15%	88,044	35.93 to 33.21	3,702,251	5.91%	13.17% to 11.80%
2018	0.95% to 2.15%	111,821	31.75 to 29.70	4,201,625	5.59%	-7.83% to -8.96%
2017	0.95% to 2.15%	123,055	34.45 to 32.63	4,996,238	5.42%	8.67% to 7.36%
2016	0.95% to 2.15%	141,984	31.70 to 30.39	5,303,193	5.51%	9.51% to 8.18%
2015	0.95% to 2.15%	159,150	28.95 to 28.09	5,415,071	5.29%	-2.06% to -3.24%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2019	1.60% to 1.75%	3,294	24.27 to 23.56	77,655	0.00%	37.87% to 37.66%
2018	1.60% to 1.75%	3,339	17.61 to 17.11	57,180	0.00%	8.87% to 8.70%
2017	1.60% to 1.75%	3,504	16.17 to 15.74	55,248	0.00%	36.55% to 36.34%
2016	1.60% to 1.75%	3,555	11.84 to 11.55	41,106	0.00%	-10.24% to -10.37%
2015	1.60% to 1.75%	3,622	13.19 to 12.88	46,737	0.00%	-7.40% to -7.54%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2019	1.60% to 1.75%	13,864	52.20 to 46.14	699,177	2.11%	17.04% to 16.86%
2018	1.20% to 1.75%	21,356	49.96 to 39.48	931,111	2.72%	-8.83% to -9.34%
2017	1.60% to 1.75%	21,182	49.12 to 43.55	1,017,453	1.44%	1.46% to 1.31%
2016	1.60% to 1.75%	21,611	48.41 to 42.99	1,015,490	1.34%	5.11% to 4.95%
2015	1.60% to 1.75%	21,115	47.83 to 0.00	951,516	1.36%	0.79% to 0.00%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.95%	9	10.5	94	0.14%	4.98%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.95% to 2.20%	3,975,035	19.79 to 14.07	72,593,513	2.26%	5.26% to 3.93%
2018	0.95% to 2.20%	4,518,239	18.80 to 13.54	78,459,887	2.10%	-1.00% to -2.26%
2017	0.95% to 2.20%	5,000,192	18.99 to 13.85	87,797,343	2.04%	1.12% to -0.16%
2016	0.95% to 2.20%	5,660,653	18.78 to 13.87	98,589,509	1.80%	-0.21% to -1.47%
2015	0.95% to 2.25%	6,561,577	18.82 to 14.47	114,597,295	1.69%	-1.06% to -2.36%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2019	1.50% to 2.60%	89,252	13.45 to 11.03	1,117,303	2.13%	4.42% to 3.25%
2018	1.50% to 2.60%	96,356	12.88 to 10.68	1,160,208	1.86%	-1.76% to -2.86%
2017	1.50% to 2.60%	121,441	13.11 to 11.00	1,506,699	1.74%	0.31% to -0.81%
2016	1.50% to 2.60%	145,340	13.07 to 11.09	1,810,827	1.49%	-1.02% to -2.12%
2015	1.50% to 2.60%	170,703	13.21 to 11.33	2,160,512	1.36%	-1.87% to -2.96%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.95% to 2.60%	1,403,248	22.29 to 15.57	30,127,666	4.79%	8.13% to 6.33%
2018	0.95% to 2.60%	1,565,384	20.61 to 14.64	31,173,731	2.67%	-3.28% to -4.90%
2017	0.95% to 2.60%	1,786,833	21.31 to 15.40	36,878,896	4.65%	5.32% to 3.57%
2016	0.95% to 2.60%	1,929,344	20.24 to 14.87	37,893,831	3.22%	7.62% to 5.83%
2015	0.95% to 2.60%	2,169,533	18.80 to 14.05	39,648,718	1.92%	-3.84% to -5.42%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.95% to 2.20%	1,035,501	28.77 to 19.68	28,321,633	5.63%	13.65% to 12.22%
2018	0.95% to 2.20%	1,151,452	25.32 to 17.54	27,734,800	5.47%	-3.93% to -5.14%
2017	0.95% to 2.20%	1,363,436	26.35 to 18.49	34,251,715	5.30%	5.75% to 4.41%
2016	0.95% to 2.20%	1,520,099	24.92 to 17.71	36,143,274	5.29%	13.07% to 11.65%
2015	0.95% to 2.20%	1,719,022	22.04 to 15.86	36,301,313	5.11%	-3.53% to -4.75%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.95% to 1.75%	741,252	13.20 to 11.82	9,574,291	1.83%	7.95% to 7.08%
2018	0.95% to 1.75%	808,156	12.23 to 11.03	9,688,095	2.26%	-2.02% to -2.81%
2017	0.95% to 1.85%	885,842	12.48 to 11.22	10,849,257	1.17%	2.23% to 1.31%
2016	0.95% to 1.85%	1,010,693	12.21 to 11.08	12,114,703	2.45%	1.68% to 0.76%
2015	0.95% to 1.85%	1,120,166	12.01 to 10.99	13,235,992	1.33%	-1.18% to -2.08%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.95% to 1.65%	229,702	15.03 to 13.84	3,373,843	2.70%	8.55% to 7.79%
2018	0.95% to 1.60%	251,080	13.85 to 12.91	3,409,080	2.41%	-2.39% to -3.04%
2017	0.95% to 1.60%	273,409	14.19 to 13.31	3,812,912	2.29%	2.78% to 2.11%
2016	0.95% to 1.65%	288,743	13.80 to 12.98	3,930,374	2.62%	2.36% to 1.64%
2015	0.95% to 1.65%	339,642	13.49 to 12.77	4,526,551	1.44%	-1.46% to -2.16%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 1.80%	459,396	14.53 to 13.14	6,478,987	3.67%	7.91% to 6.98%
2018	0.95% to 1.75%	395,995	13.46 to 12.35	5,206,338	3.20%	-1.37% to -2.17%
2017	0.95% to 1.75%	383,241	13.65 to 12.62	5,126,676	2.91%	3.41% to 2.57%
2016	0.95% to 1.75%	424,477	13.20 to 12.30	5,506,918	2.83%	4.35% to 3.51%
2015	0.95% to 1.80%	456,419	12.65 to 11.84	5,687,351	2.87%	-1.66% to -2.51%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	1.50% to 2.50%	44,245	13.21 to 11.73	552,794	2.68%	7.07% to 5.98%
2018	1.50% to 2.50%	48,114	12.34 to 11.06	565,049	2.87%	-2.19% to -3.18%
2017	1.50% to 2.50%	50,279	12.61 to 11.43	607,095	2.77%	2.62% to 1.58%
2016	1.50% to 2.50%	51,050	12.29 to 11.25	603,342	2.78%	3.43% to 2.39%
2015	1.50% to 2.50%	53,901	11.88 to 10.99	619,561	2.78%	-2.37% to -3.36%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.95% to 1.80%	452,268	11.21 to 10.15	4,979,014	2.17%	3.10% to 2.23%
2018	0.95% to 1.60%	486,503	10.87 to 10.13	5,222,068	1.93%	-0.14% to -0.80%
2017	0.95% to 1.60%	562,719	10.89 to 10.22	6,069,271	1.52%	0.62% to -0.04%
2016	0.95% to 1.60%	644,345	10.82 to 10.22	6,911,500	1.56%	1.52% to 0.86%
2015	0.95% to 1.60%	764,104	10.66 to 10.13	8,078,604	1.83%	-1.29% to -1.94%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.95% to 2.60%	11,955,053	12.10 to 7.92	136,512,897	1.36%	0.81% to -0.86%
2018	0.95% to 2.60%	13,301,908	10.54 to 7.99	150,960,316	1.35%	-0.03% to -1.26%
2017	0.95% to 2.60%	13,536,173	11.95 to 8.10	153,060,439	0.41%	0.00% to -2.18%
2016	0.95% to 2.60%	14,175,040	12.01 to 8.28	161,471,288	0.01%	-0.94% to -2.59%
2015	0.95% to 2.60%	15,081,802	12.13 to 8.50	173,918,158	0.00%	-0.95% to -2.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.95% to 1.45%	12,856	12.25 to 12.02	156,313	0.53%	13.85% to 13.28%
2018	0.95% to 1.45%	15,243	10.76 to 10.61	163,162	0.82%	-9.35% to -9.81%
2017	0.95% to 1.40%	15,649	11.87 to 11.78	185,126	1.58%	17.31% to 16.78%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.95% to 1.35%	10,602	15.43 to 15.10	162,693	1.03%	20.82% to 20.34%
2018	0.95% to 1.20%	23,875	12.77 to 12.63	302,752	1.12%	-3.51% to -3.75%
2017	0.95% to 1.20%	20,215	13.24 to 13.12	266,330	0.98%	20.54% to 20.24%
2016	0.95% to 1.40%	19,769	10.98 to 10.86	216,558	0.58%	9.00% to 8.51%
2015	0.95% to 1.40%	50,838	10.08 to 10.01	511,378	4.49%	-0.81% to -1.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.95% to 2.60%	841,394	24.98 to 20.54	20,310,052	3.97%	29.29% to 27.14%
2018	0.95% to 2.60%	960,789	19.32 to 16.15	17,994,847	0.30%	-4.00% to -5.61%
2017	0.95% to 2.60%	1,059,923	20.13 to 17.11	20,724,657	0.34%	28.97% to 26.83%
2016	0.95% to 2.60%	1,226,707	15.61 to 13.49	18,606,754	0.81%	1.22% to -0.46%
2015	0.95% to 2.60%	1,442,117	15.42 to 13.56	21,629,875	0.44%	2.45% to 0.75%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	1.50% to 2.60%	8,997	22.76 to 19.97	191,541	3.14%	28.27% to 26.83%
2018	1.50% to 2.60%	14,692	17.75 to 15.74	249,776	0.05%	-4.81% to -5.88%
2017	1.50% to 2.60%	15,981	18.64 to 16.73	286,411	0.10%	27.94% to 26.51%
2016	1.50% to 2.60%	17,367	14.57 to 13.22	243,961	0.53%	0.46% to -0.65%
2015	1.50% to 2.60%	24,414	14.50 to 13.31	342,434	0.22%	1.58% to 0.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.95% to 2.15%	264,285	22.79 to 20.25	5,926,792	19.56%	24.21% to 22.71%
2018	0.95% to 2.15%	328,297	18.34 to 16.50	5,926,158	1.47%	-12.43% to -13.50%
2017	0.95% to 2.15%	363,889	20.95 to 19.08	7,516,108	1.43%	13.45% to 12.08%
2016	0.95% to 2.15%	401,532	18.46 to 17.02	7,317,322	1.78%	15.25% to 13.86%
2015	0.95% to 2.15%	473,437	16.02 to 14.95	7,503,972	1.22%	-4.07% to -5.23%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.95% to 2.60%	70,890	18.96 to 15.59	1,257,565	21.76%	23.91% to 21.85%
2018	0.95% to 2.60%	91,899	15.31 to 12.79	1,307,043	1.11%	-12.64% to -14.10%
2017	0.95% to 2.60%	125,935	17.52 to 14.89	2,068,055	1.17%	13.28% to 11.40%
2016	0.95% to 2.60%	156,242	15.47 to 13.37	2,283,927	1.58%	14.95% to 13.04%
2015	0.95% to 2.60%	191,245	13.45 to 11.83	2,448,449	0.96%	-4.35% to -5.95%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.95% to 2.20%	2,932,841	25.00 to 21.56	72,069,131	0.00%	35.95% to 34.23%
2018	0.95% to 2.20%	3,298,578	17.57 to 16.06	59,718,891	0.00%	-8.10% to -8.91%
2017	0.95% to 2.20%	3,748,438	19.93 to 17.63	73,642,596	0.00%	26.53% to 24.94%
2016	0.95% to 2.20%	4,245,635	15.75 to 14.11	66,025,117	0.00%	5.46% to 4.13%
2015	0.95% to 2.20%	4,860,617	14.94 to 13.55	71,776,563	0.00%	-1.13% to -2.38%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	1.20% to 2.10%	232,990	23.56 to 21.17	5,427,137	0.00%	35.20% to 33.96%
2018	1.20% to 2.10%	270,284	17.43 to 15.81	4,663,047	0.00%	-8.17% to -9.01%
2017	1.20% to 2.10%	292,115	18.98 to 17.37	5,493,985	0.00%	26.00% to 24.85%
2016	1.20% to 2.10%	332,054	15.06 to 13.91	4,962,356	0.00%	4.79% to 3.83%
2015	1.20% to 2.10%	401,461	14.37 to 13.40	5,731,830	0.00%	-1.54% to -2.44%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.95% to 2.05%	1,338,588	24.09 to 21.38	31,720,849	1.23%	31.88% to 30.42%
2018	0.95% to 2.05%	1,555,405	18.26 to 16.39	27,984,946	1.07%	-17.26% to -18.18%
2017	0.95% to 2.05%	1,740,538	22.07 to 20.04	37,912,438	1.23%	24.58% to 23.20%
2016	0.95% to 2.05%	1,896,293	17.72 to 16.26	33,210,472	1.42%	-3.05% to -4.12%
2015	0.95% to 2.20%	2,150,022	18.27 to 16.79	38,901,498	0.69%	-1.46% to -2.68%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.95% to 2.60%	3,099,421	19.15 to 15.74	58,246,990	1.67%	29.46% to 27.30%
2018	0.95% to 2.60%	3,510,999	14.79 to 12.36	51,023,054	1.79%	-4.84% to -6.44%
2017	0.95% to 2.60%	4,096,107	15.54 to 13.21	62,640,517	2.07%	5.49% to 3.74%
2016	0.95% to 2.60%	4,912,596	14.73 to 12.74	71,352,050	1.93%	6.33% to 4.57%
2015	0.95% to 2.60%	5,670,812	13.85 to 12.18	77,589,309	2.57%	-6.26% to -7.82%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.95% to 2.20%	2,157,798	23.81 to 20.53	50,239,000	2.26%	22.67% to 21.12%
2018	0.95% to 2.20%	2,419,512	18.54 to 16.95	46,004,019	1.03%	-14.36% to -15.08%
2017	0.95% to 2.20%	2,758,463	22.56 to 19.96	61,082,501	1.09%	12.76% to 11.34%
2016	0.95% to 2.20%	3,154,163	20.01 to 17.92	62,056,573	1.35%	16.48% to 15.01%
2015	0.95% to 2.20%	3,573,773	17.18 to 15.58	60,471,674	1.14%	-3.81% to -5.02%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.95% to 2.20%	2,531,660	22.23 to 19.17	55,414,719	0.65%	26.86% to 25.25%
2018	0.95% to 2.20%	3,000,327	17.52 to 15.30	51,829,510	0.53%	-5.68% to -6.87%
2017	0.95% to 2.20%	3,476,158	18.58 to 16.43	63,750,440	0.52%	23.67% to 22.12%
2016	0.95% to 2.20%	3,879,954	15.02 to 13.46	57,610,005	0.77%	12.53% to 11.11%
2015	0.95% to 2.20%	4,465,236	13.35 to 12.11	58,982,464	0.75%	-2.02% to -3.26%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.95% to 1.35%	21,042	16.28 to 16.04	341,496	0.52%	26.87% to 26.36%
2018	0.95% to 1.40%	28,758	12.83 to 12.68	368,244	0.44%	-5.91% to -6.34%
2017	0.95% to 1.40%	22,823	13.64 to 13.54	310,774	0.35%	23.58% to 23.02%
2016	1.00% to 1.40%	8,239	11.03 to 11.00	90,768	0.09%	10.33% to 10.03%	****
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.95% to 1.75%	120,773	23.01 to 20.93	2,717,752	0.83%	24.81% to 23.80%
2018	0.95% to 1.75%	134,206	18.43 to 16.91	2,425,159	0.55%	-6.69% to -7.45%
2017	0.95% to 1.75%	193,489	19.75 to 18.27	3,768,173	0.62%	17.49% to 16.55%
2016	0.95% to 1.75%	205,173	16.81 to 15.67	3,403,609	0.76%	9.07% to 8.19%
2015	0.95% to 1.75%	262,210	15.42 to 14.49	3,993,778	0.82%	-1.27% to -2.07%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.95% to 2.20%	3,158,015	31.97 to 27.92	99,111,280	2.64%	25.75% to 24.16%
2018	0.95% to 2.20%	3,708,851	24.44 to 22.49	92,716,720	1.37%	-10.60% to -11.35%
2017	0.95% to 2.20%	4,193,729	28.31 to 25.37	116,958,440	1.63%	7.65% to 6.29%
2016	0.95% to 2.20%	4,807,368	26.30 to 23.86	124,758,156	2.32%	19.30% to 17.80%
2015	0.95% to 2.20%	5,407,882	22.05 to 20.26	117,824,510	2.34%	-5.18% to -6.38%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	1.50% to 2.60%	60,234	29.53 to 26.20	1,707,962	2.50%	24.78% to 23.39%
2018	1.50% to 2.60%	66,460	23.67 to 21.23	1,516,447	1.22%	-10.84% to -11.84%
2017	1.50% to 2.60%	73,857	26.55 to 24.09	1,899,112	1.50%	6.82% to 5.63%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	1.50% to 2.60%	82,150	24.85 to 22.80	1,985,540	2.15%	18.41% to 17.10%
2015	1.50% to 2.60%	99,337	20.99 to 19.47	2,035,516	2.16%	-5.88% to -6.93%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.95% to 2.20%	9,335,275	41.72 to 36.44	383,823,636	1.69%	36.31% to 34.59%
2018	0.95% to 2.20%	10,644,655	29.45 to 27.07	321,479,295	0.75%	-2.59% to -3.46%
2017	0.95% to 2.20%	12,144,433	31.30 to 28.04	375,565,565	0.47%	26.11% to 24.52%
2016	0.95% to 2.20%	13,826,695	24.82 to 22.52	339,514,154	0.73%	2.65% to 1.36%
2015	0.95% to 2.20%	14,720,969	24.18 to 22.22	352,489,692	0.61%	4.09% to 2.78%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	1.50% to 2.60%	166,560	38.28 to 33.96	6,187,514	1.48%	35.27% to 33.76%
2018	1.50% to 2.60%	188,414	28.30 to 25.39	5,191,832	0.48%	-3.03% to -4.12%
2017	1.50% to 2.60%	225,038	29.18 to 26.48	6,415,137	0.23%	25.17% to 23.78%
2016	1.50% to 2.60%	261,321	23.32 to 21.39	5,967,469	0.47%	1.78% to 0.65%
2015	1.50% to 2.60%	327,376	22.91 to 21.26	7,363,580	0.36%	3.25% to 2.10%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.95% to 1.75%	117,485	16.35 to 15.00	1,890,669	2.34%	11.42% to 10.52%
2018	0.95% to 1.75%	133,213	14.68 to 13.57	1,928,237	1.79%	-16.49% to -17.17%
2017	0.95% to 1.75%	160,476	17.58 to 16.38	2,784,652	2.07%	21.56% to 20.58%
2016	0.95% to 1.75%	129,313	14.46 to 13.59	1,843,127	1.82%	0.16% to -0.65%
2015	0.95% to 1.75%	185,260	14.44 to 13.68	2,646,233	1.95%	-4.82% to -5.58%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.95% to 1.40%	45,417	10.68 to 10.60	483,794	4.06%	5.57% to 5.09%
2018	1.05% to 1.40%	14,555	10.11 to 10.09	146,851	3.28%	1.12% to 0.88%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.95% to 2.20%	3,123,713	34.18 to 20.52	104,601,831	1.18%	28.08% to 26.46%
2018	0.95% to 2.20%	3,494,760	24.46 to 16.22	91,392,188	1.05%	-1.35% to -2.22%
2017	0.95% to 2.20%	3,956,705	26.95 to 16.59	104,600,457	0.99%	19.38% to 17.88%
2016	0.95% to 2.20%	4,424,081	22.57 to 14.07	98,043,019	1.39%	10.33% to 8.95%
2015	0.95% to 2.20%	5,044,404	20.46 to 12.92	101,343,892	1.18%	-0.02% to -1.29%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	1.60% to 2.60%	13,365	26.88 to 22.44	332,866	0.89%	26.96% to 25.67%
2018	1.50% to 2.60%	14,833	21.53 to 17.86	295,023	0.80%	-1.78% to -2.88%
2017	1.50% to 2.60%	16,733	21.92 to 18.39	341,511	0.76%	18.45% to 17.13%
2016	1.50% to 2.60%	18,203	18.51 to 15.70	315,937	1.16%	9.50% to 8.28%
2015	1.50% to 2.60%	19,398	16.91 to 14.50	309,663	1.00%	-0.85% to -1.96%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.95% to 2.20%	693,926	29.80 to 18.25	20,097,739	1.80%	26.10% to 24.51%
2018	0.95% to 2.20%	780,284	23.63 to 14.66	17,958,754	1.75%	-8.14% to -9.31%
2017	0.95% to 2.20%	897,950	25.72 to 16.17	22,541,501	3.02%	16.88% to 15.41%
2016	0.95% to 2.20%	1,064,864	22.01 to 14.01	22,914,163	2.65%	16.77% to 15.30%
2015	0.95% to 2.20%	1,274,443	18.85 to 12.15	23,539,407	1.52%	-7.19% to -8.36%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.95% to 2.20%	614,712	38.17 to 29.36	22,555,236	0.00%	34.42% to 32.73%
2018	0.95% to 2.20%	675,853	28.40 to 22.12	18,491,334	0.00%	-8.82% to -9.98%
2017	0.95% to 2.20%	764,132	31.14 to 24.57	22,973,259	0.00%	23.74% to 22.19%
2016	0.95% to 2.20%	846,229	25.17 to 20.11	20,598,250	0.00%	7.28% to 5.93%
2015	0.95% to 2.20%	983,995	23.46 to 18.99	22,385,877	0.00%	-0.21% to -1.46%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	1.50% to 2.60%	14,853	24.26 to 19.89	330,057	0.00%	33.35% to 31.86%
2018	1.50% to 2.60%	15,327	18.19 to 15.09	256,748	0.00%	-9.60% to -10.62%
2017	1.50% to 2.60%	14,682	20.12 to 16.88	280,887	0.00%	22.78% to 21.42%
2016	1.50% to 2.60%	15,975	16.39 to 13.90	249,560	0.00%	6.44% to 5.26%
2015	1.50% to 2.60%	19,490	15.40 to 13.21	286,181	0.00%	-0.98% to -2.08%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.95% to 2.20%	1,336,070	49.98 to 39.78	71,743,724	0.07%	24.45% to 22.88%
2018	0.95% to 2.20%	1,520,562	40.16 to 32.37	65,751,264	0.01%	-13.47% to -14.57%
2017	0.95% to 2.20%	1,736,039	46.41 to 37.89	86,749,562	0.00%	12.41% to 11.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.95% to 2.20%	1,985,041	41.29 to 34.14	88,301,877	0.32%	21.67% to 20.14%
2015	0.95% to 2.20%	2,216,569	33.93 to 28.41	81,173,280	0.36%	-2.58% to -3.80%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	1.50% to 2.60%	30,782	30.44 to 24.96	877,797	0.00%	23.47% to 22.09%
2018	1.50% to 2.60%	34,162	24.65 to 20.45	789,349	0.00%	-14.15% to -15.11%
2017	1.50% to 2.60%	39,132	28.72 to 24.09	1,059,078	0.00%	11.51% to 10.26%
2016	1.50% to 2.60%	44,028	25.75 to 21.84	1,070,391	0.10%	20.71% to 19.37%
2015	1.50% to 2.60%	55,762	21.34 to 18.30	1,129,265	0.12%	-3.37% to -4.45%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.95% to 2.05%	515,740	27.70 to 22.34	13,823,367	2.50%	21.78% to 20.43%
2018	0.95% to 2.05%	550,238	22.75 to 18.55	12,134,908	0.66%	-18.21% to -19.12%
2017	0.95% to 2.05%	641,612	27.81 to 22.94	17,311,100	1.36%	40.16% to 38.61%
2016	0.95% to 2.05%	696,174	19.84 to 16.55	13,414,648	0.81%	6.70% to 5.51%
2015	0.95% to 2.05%	748,860	18.60 to 15.69	13,564,897	0.79%	-16.79% to -17.72%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	1.50% to 2.20%	24,496	11.46 to 11.01	274,975	1.91%	20.83% to 19.97%
2018	1.50% to 2.45%	32,952	9.49 to 9.07	307,295	0.43%	-18.90% to -19.69%
2017	1.50% to 2.60%	34,394	11.70 to 11.22	396,709	0.95%	39.11% to 37.56%
2016	1.50% to 2.60%	31,697	8.41 to 8.16	263,372	0.78%	5.87% to 4.69%
2015	1.50% to 2.60%	37,156	7.94 to 7.79	293,141	0.48%	-17.49% to -18.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.95% to 2.20%	873,503	17.49 to 13.70	14,827,558	2.48%	17.99% to 16.50%
2018	0.95% to 2.20%	1,059,739	14.83 to 11.76	15,255,439	1.97%	-15.35% to -16.42%
2017	0.95% to 2.20%	1,176,045	17.51 to 14.07	20,029,106	1.69%	26.25% to 24.66%
2016	0.95% to 2.20%	1,288,847	13.87 to 11.29	17,405,223	2.14%	-0.09% to -1.34%
2015	0.95% to 2.20%	1,425,884	13.88 to 11.44	19,324,035	0.48%	-4.01% to -5.19%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.95% to 2.20%	1,180,588	50.45 to 38.20	66,691,422	1.07%	17.87% to 16.38%
2018	0.95% to 2.20%	1,309,626	42.80 to 32.82	62,847,900	0.67%	-17.75% to -18.79%
2017	0.95% to 2.20%	1,488,525	69.49 to 40.41	86,787,431	0.49%	8.03% to 6.67%
2016	0.95% to 2.20%	1,729,499	48.17 to 37.89	93,395,599	0.63%	24.74% to 23.17%
2015	0.95% to 2.20%	1,933,652	38.61 to 30.76	83,854,503	0.67%	-6.92% to -8.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	1.50% to 2.60%	21,703	25.92 to 21.26	524,688	0.87%	16.91% to 15.61%
2018	1.50% to 2.60%	22,912	22.17 to 18.39	475,772	0.40%	-18.37% to -19.29%
2017	1.50% to 2.60%	30,246	27.16 to 22.78	774,588	0.26%	7.13% to 5.93%
2016	1.50% to 2.60%	36,060	25.36 to 21.50	869,727	0.49%	23.74% to 22.36%
2015	1.50% to 2.60%	36,300	20.49 to 17.58	711,830	0.48%	-7.70% to -8.73%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.95% to 1.95%	941,431	26.05 to 22.68	23,939,804	0.65%	33.50% to 32.15%
2018	0.95% to 1.95%	1,054,664	19.52 to 17.16	20,122,231	0.22%	-10.29% to -11.20%
2017	0.95% to 1.95%	1,207,920	21.75 to 19.33	25,717,194	0.71%	29.73% to 28.42%
2016	0.95% to 1.95%	1,221,489	16.77 to 15.05	20,066,993	1.47%	-0.76% to -1.76%
2015	0.95% to 1.95%	1,305,662	16.90 to 15.32	21,645,512	0.66%	5.53% to 4.47%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.95% to 1.95%	1,329,900	28.03 to 24.40	36,430,891	0.34%	29.05% to 27.75%
2018	0.95% to 1.95%	1,574,665	21.72 to 19.10	33,475,400	0.31%	-1.61% to -2.60%
2017	0.95% to 1.95%	1,649,730	22.07 to 19.61	35,689,309	0.31%	26.59% to 25.31%
2016	0.95% to 2.05%	1,683,521	17.44 to 15.48	28,793,044	0.22%	8.03% to 6.83%
2015	0.95% to 2.05%	2,077,908	16.14 to 14.49	32,968,172	0.71%	5.42% to 4.25%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.95% to 1.65%	1,271,231	22.23 to 20.32	27,720,664	1.33%	24.47% to 23.59%
2018	0.95% to 1.65%	1,236,232	17.86 to 16.44	21,669,502	1.00%	-3.12% to -3.81%
2017	0.95% to 1.65%	1,282,879	18.43 to 17.09	23,241,011	1.37%	20.77% to 19.92%
2016	0.95% to 2.20%	1,438,303	15.26 to 13.50	21,618,630	1.17%	10.03% to 8.65%
2015	0.95% to 2.20%	1,476,294	13.87 to 12.42	20,196,414	0.85%	0.13% to -1.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.95% to 2.20%	450,949	10.22 to 9.51	4,554,079	22.61%	15.44% to 13.99%
2018	0.95% to 2.20%	495,354	8.85 to 8.34	4,340,997	4.33%	-17.95% to -19.00%
2017	0.95% to 2.20%	525,430	10.79 to 10.30	5,624,727	2.64%	21.76% to 20.23%
2016	0.95% to 2.20%	611,501	8.86 to 8.57	5,388,667	2.95%	4.23% to 2.92%
2015	0.95% to 2.20%	693,243	8.50 to 8.32	5,875,407	1.22%	-6.02% to -7.21%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	1.50% to 2.60%	21,902	9.76 to 9.16	210,413	22.84%	14.51% to 13.23%
2018	1.50% to 2.60%	22,763	8.53 to 8.09	191,417	4.13%	-18.58% to -19.50%
2017	1.50% to 2.60%	23,045	10.47 to 10.05	238,712	2.41%	20.70% to 19.36%
2016	1.50% to 2.60%	26,987	8.67 to 8.42	232,179	2.69%	3.41% to 2.26%
2015	1.50% to 2.60%	27,893	8.39 to 8.23	232,879	1.02%	-6.77% to -7.81%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.95% to 1.55%	164,989	18.09 to 17.37	2,950,575	0.87%	23.77% to 23.02%
2018	0.95% to 1.60%	192,241	14.62 to 14.08	2,771,780	1.11%	-12.19% to -12.77%
2017	0.95% to 1.80%	179,685	16.65 to 15.99	2,959,219	0.88%	13.10% to 12.13%
2016	0.95% to 1.95%	188,498	14.72 to 14.18	2,749,234	1.27%	19.73% to 18.52%
2015	0.95% to 1.80%	125,081	12.29 to 12.01	1,527,104	1.05%	-5.79% to -6.59%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.95% to 1.70%	348,435	12.42 to 11.20	4,228,137	3.05%	20.05% to 19.14%
2018	0.95% to 1.65%	353,292	10.35 to 9.46	3,578,579	2.19%	-14.95% to -15.55%
2017	0.95% to 1.80%	411,395	12.17 to 11.00	4,912,343	2.50%	23.28% to 22.22%
2016	0.95% to 1.85%	401,954	9.87 to 8.95	3,900,033	2.43%	-0.43% to -1.33%
2015	0.95% to 1.85%	393,493	9.91 to 9.08	3,842,420	1.89%	-2.33% to -3.21%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.95% to 2.25%	1,298,570	59.35 to 34.25	79,002,258	1.31%	24.46% to 22.82%
2018	0.95% to 2.25%	1,477,676	47.69 to 27.88	72,378,288	1.28%	-12.23% to -13.39%
2017	0.95% to 2.25%	1,643,097	54.33 to 32.19	91,852,571	1.05%	14.68% to 13.18%
2016	0.95% to 2.25%	1,848,872	47.38 to 28.45	90,245,600	1.20%	19.15% to 17.59%
2015	0.95% to 2.25%	2,107,833	39.76 to 24.19	86,407,096	1.05%	-3.47% to -4.73%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.95% to 1.80%	1,392,440	21.24 to 20.12	29,305,073	1.95%	29.60% to 28.53%
2018	0.95% to 1.80%	1,278,909	16.39 to 15.61	20,788,817	1.46%	-5.78% to -6.60%
2017	0.95% to 1.80%	1,318,837	17.40 to 16.71	22,798,404	1.63%	20.08% to 19.05%
2016	0.95% to 1.80%	1,146,012	14.49 to 14.04	16,519,661	1.87%	10.34% to 9.40%
2015	0.95% to 1.80%	767,070	13.13 to 12.83	10,033,232	1.88%	-0.02% to -0.87%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.95% to 2.60%	1,078,437	27.98 to 20.70	28,912,968	2.03%	22.56% to 20.52%
2018	0.95% to 2.60%	1,134,440	22.83 to 17.18	24,790,914	1.43%	-9.73% to -11.24%
2017	0.95% to 2.60%	1,294,829	25.29 to 19.35	31,356,055	1.49%	17.31% to 15.36%
2016	0.95% to 2.60%	1,498,445	21.56 to 16.77	31,094,074	1.61%	8.43% to 6.63%
2015	0.95% to 2.60%	1,757,737	19.88 to 15.73	33,819,088	1.36%	-1.94% to -3.57%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.95% to 1.60%	78,877	13.41 to 12.94	1,047,297	2.05%	17.84% to 17.07%
2018	0.95% to 1.40%	55,936	11.38 to 11.15	633,423	1.18%	-5.73% to -6.16%
2017	0.95% to 1.45%	59,824	12.07 to 11.87	719,062	2.07%	16.44% to 15.85%
2016	0.95% to 1.45%	47,083	10.37 to 10.24	486,489	0.00%	7.52% to 6.98%
2015	0.95% to 1.40%	18,423	9.64 to 9.58	177,523	2.32%	-3.18% to -3.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.95% to 2.50%	2,706,568	26.32 to 19.83	68,018,888	2.02%	20.67% to 18.78%
2018	0.95% to 2.50%	3,083,479	21.81 to 16.70	64,443,054	1.56%	-8.61% to -10.05%
2017	0.95% to 2.60%	3,462,537	23.86 to 18.26	79,258,670	1.59%	15.57% to 13.65%
2016	0.95% to 2.60%	3,865,814	20.65 to 16.07	76,729,526	1.74%	7.45% to 5.67%
2015	0.95% to 2.60%	4,250,681	19.22 to 15.21	78,662,663	1.39%	-1.67% to -3.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.95% to 2.60%	5,375,488	23.18 to 17.15	119,301,025	2.08%	16.63% to 14.68%
2018	0.95% to 2.60%	6,278,878	17.75 to 14.96	119,690,689	1.75%	-6.58% to -8.15%
2017	0.95% to 2.60%	7,133,706	21.28 to 16.28	145,922,038	1.71%	11.86% to 10.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.95% to 2.60%	8,079,825	19.02 to 14.80	148,041,485	1.81%	6.13% to 4.37%
2015	0.95% to 2.60%	9,244,029	16.00 to 14.18	160,054,675	1.54%	-1.30% to -2.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.95% to 2.60%	1,611,934	20.17 to 14.93	30,944,463	2.12%	12.40% to 10.53%
2018	0.95% to 2.60%	1,844,985	17.95 to 13.51	31,600,733	1.81%	-4.65% to -6.25%
2017	0.95% to 2.60%	2,187,800	18.82 to 14.41	39,410,299	1.80%	8.18% to 6.38%
2016	0.95% to 2.60%	2,496,325	17.40 to 13.54	41,668,958	1.83%	4.70% to 2.96%
2015	0.95% to 2.60%	2,841,434	16.62 to 13.15	45,394,237	1.57%	-0.98% to -2.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.95% to 2.60%	1,335,817	16.81 to 12.44	21,486,140	2.10%	8.49% to 6.69%
2018	0.95% to 2.60%	1,493,771	15.50 to 11.66	22,178,195	1.91%	-2.74% to -4.37%
2017	0.95% to 2.60%	1,727,304	15.93 to 12.19	26,427,530	1.94%	4.68% to 2.94%
2016	0.95% to 2.60%	1,895,299	15.22 to 11.84	27,778,198	1.91%	3.28% to 1.56%
2015	0.95% to 2.60%	2,147,267	14.74 to 11.66	30,602,286	1.75%	-0.69% to -2.34%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.95% to 2.20%	2,787,180	21.11 to 17.75	57,244,561	1.61%	19.64% to 18.13%
2018	0.95% to 2.20%	2,999,369	17.65 to 15.03	51,624,482	1.17%	-5.89% to -7.08%
2017	0.95% to 2.20%	3,184,059	18.75 to 16.17	58,336,639	1.13%	14.70% to 13.25%
2016	0.95% to 2.20%	3,102,376	16.35 to 14.28	49,628,430	1.96%	7.97% to 6.61%
2015	0.95% to 2.20%	3,137,242	15.14 to 13.39	46,561,740	1.41%	0.02% to -1.24%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.95% to 2.25%	173,867	17.69 to 15.16	3,020,137	2.84%	22.78% to 21.17%
2018	0.95% to 2.25%	172,982	14.41 to 12.51	2,450,886	1.83%	-11.60% to -12.77%
2017	0.95% to 1.75%	176,957	16.30 to 15.07	2,838,600	1.05%	18.66% to 17.71%
2016	0.95% to 1.75%	220,485	13.73 to 12.80	2,990,117	2.28%	7.34% to 6.47%
2015	0.95% to 1.75%	257,630	12.80 to 12.02	3,257,462	2.68%	-2.69% to -3.47%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.95% to 1.90%	203,771	17.38 to 15.53	3,466,882	2.72%	21.07% to 19.91%
2018	0.95% to 1.90%	284,422	14.35 to 12.95	4,004,266	1.85%	-10.37% to -11.23%
2017	0.95% to 1.90%	335,200	16.01 to 14.59	5,289,274	1.45%	16.95% to 15.83%
2016	0.95% to 1.90%	407,672	13.69 to 12.60	5,514,043	2.48%	6.57% to 5.55%
2015	0.95% to 1.90%	498,620	12.85 to 11.93	6,333,261	2.89%	-2.44% to -3.38%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.95% to 1.35%	274,903	17.10 to 16.31	4,617,692	2.77%	19.10% to 18.62%
2018	0.95% to 1.65%	317,130	14.36 to 13.31	4,482,399	2.01%	-9.04% to -9.68%
2017	0.95% to 1.65%	312,542	15.78 to 14.74	4,854,364	1.52%	14.71% to 13.90%
2016	0.95% to 1.65%	400,907	13.76 to 12.94	5,442,239	2.58%	6.30% to 5.56%
2015	0.95% to 1.80%	490,367	12.94 to 12.11	6,256,010	3.07%	-2.27% to -3.10%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.95% to 1.80%	746,308	16.54 to 14.96	12,083,735	2.68%	17.02% to 16.02%
2018	0.95% to 1.80%	869,669	14.13 to 12.89	12,060,396	2.00%	-7.97% to -8.77%
2017	0.95% to 1.80%	985,950	15.36 to 14.13	14,878,213	1.73%	12.89% to 11.92%
2016	0.95% to 1.80%	1,130,892	13.61 to 12.63	15,145,689	2.55%	5.73% to 4.82%
2015	0.95% to 1.80%	1,367,417	12.87 to 12.05	17,367,376	2.75%	-2.01% to -2.85%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.95% to 1.80%	512,607	15.88 to 14.39	7,966,170	2.49%	15.08% to 14.11%
2018	0.95% to 1.90%	640,489	13.80 to 12.45	8,667,086	2.19%	-7.13% to -8.03%
2017	0.95% to 1.90%	701,610	14.85 to 13.53	10,238,599	2.15%	10.99% to 9.93%
2016	0.95% to 1.90%	597,223	13.38 to 12.31	7,878,900	2.38%	5.10% to 4.10%
2015	0.95% to 1.90%	744,569	12.73 to 11.83	9,364,691	2.62%	-2.00% to -2.94%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.95% to 1.85%	312,333	15.32 to 13.77	4,700,796	2.44%	13.22% to 12.19%
2018	0.95% to 1.85%	367,983	13.53 to 12.27	4,901,293	2.16%	-5.67% to -6.53%
2017	0.95% to 1.85%	358,726	14.34 to 13.13	5,062,201	1.82%	8.84% to 7.86%
2016	0.95% to 1.85%	443,795	13.18 to 12.18	5,765,546	2.36%	4.99% to 4.04%
2015	0.95% to 1.85%	566,754	12.55 to 11.70	7,026,715	2.37%	-2.01% to -2.90%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.95% to 1.65%	545,355	13.90 to 12.80	7,392,393	2.49%	9.62% to 8.84%
2018	0.95% to 1.65%	564,740	12.68 to 11.76	6,994,530	2.43%	-3.54% to -4.22%
2017	0.95% to 1.65%	511,341	13.15 to 12.28	6,582,106	2.13%	5.35% to 4.61%
2016	0.95% to 1.65%	541,972	12.48 to 11.74	6,604,828	2.30%	3.62% to 2.89%
2015	0.95% to 1.80%	630,392	12.04 to 11.27	7,446,488	2.07%	-1.68% to -2.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.95% to 1.75%	435,680	19.56 to 17.94	8,381,245	2.22%	14.25% to 13.32%
2018	0.95% to 1.75%	452,785	17.12 to 15.83	7,620,757	1.86%	-5.76% to -6.52%
2017	0.95% to 1.80%	494,909	18.17 to 16.86	8,868,990	1.87%	10.08% to 9.14%
2016	0.95% to 1.80%	498,125	16.50 to 15.45	8,121,310	1.96%	5.30% to 4.39%
2015	0.95% to 1.80%	491,714	15.67 to 14.80	7,629,205	1.75%	-1.12% to -1.97%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.95% to 2.00%	77,258	23.83 to 21.27	1,808,711	2.08%	18.80% to 17.54%
2018	0.95% to 2.00%	83,562	20.06 to 18.09	1,649,543	1.70%	-7.36% to -8.35%
2017	0.95% to 2.00%	63,363	21.65 to 19.74	1,344,242	1.61%	13.72% to 12.52%
2016	0.95% to 2.00%	83,579	19.04 to 17.55	1,570,755	1.66%	6.72% to 5.59%
2015	0.95% to 1.85%	101,560	17.84 to 16.79	1,790,957	1.50%	-1.48% to -2.37%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.95% to 1.35%	45,996	12.13 to 11.90	552,820	1.33%	16.40% to 15.93%
2018	0.95% to 1.35%	58,491	10.42 to 10.27	605,115	1.97%	-8.70% to -9.07%
2017	0.95% to 1.35%	21,689	11.41 to 11.29	245,644	1.71%	12.75% to 12.30%
2016	0.95% to 1.05%	4,962	10.12 to 10.11	50,208	0.89%	7.74% to 7.63%
2015	0.95% to 1.20%	8,193	9.40 to 9.38	76,945	1.99%	-6.04% to -6.20%	****
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.95% to 1.80%	131,292	12.50 to 12.58	1,630,966	1.38%	18.63% to 17.61%
2018	0.95% to 1.35%	158,882	10.54 to 10.70	1,665,427	1.65%	-11.04% to -11.40%
2017	0.95% to 1.35%	155,994	11.85 to 12.13	1,841,112	3.12%	16.77% to 16.30%
2016	0.95% to 1.20%	29,089	10.15 to 10.10	294,233	4.33%	10.33% to 10.05%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.95% to 1.35%	16,547	13.38 to 13.03	219,115	2.32%	14.32% to 13.86%
2018	0.95% to 1.35%	24,321	11.71 to 11.44	281,386	1.99%	-7.96% to -8.33%
2017	0.95% to 1.35%	22,843	12.72 to 12.48	287,633	0.55%	16.67% to 16.21%
2016	0.95% to 2.25%	99,178	10.90 to 10.38	1,078,277	2.25%	5.21% to 3.83%
2015	0.95% to 1.35%	105,170	10.36 to 10.25	1,087,559	1.09%	-5.78% to -6.16%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.95% to 1.20%	24,515	12.86 to 12.65	310,672	2.52%	12.77% to 12.49%
2018	0.95% to 1.20%	23,019	11.41 to 11.24	259,208	2.06%	-7.90% to -8.13%
2017	0.95% to 1.35%	24,806	12.38 to 12.15	303,818	1.83%	13.68% to 13.22%
2016	1.00% to 1.35%	21,914	10.87 to 10.73	236,512	2.25%	4.50% to 4.14%
2015	0.95% to 1.20%	22,784	10.42 to 10.35	235,952	1.23%	-5.20% to -5.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.95% to 1.45%	42,633	13.47 to 13.02	569,166	2.20%	14.15% to 13.58%
2018	0.95% to 1.45%	42,061	11.80 to 11.46	492,570	1.75%	-6.95% to -7.42%
2017	0.95% to 1.45%	41,281	12.68 to 12.38	520,187	1.74%	15.85% to 15.27%
2016	0.95% to 1.20%	38,405	10.94 to 10.84	418,597	2.11%	5.94% to 5.67%
2015	0.95% to 1.20%	28,718	10.33 to 10.26	295,546	1.73%	-4.87% to -5.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.95% to 1.10%	4,415	12.86 to 12.73	56,600	2.10%	11.92% to 11.76%
2018	0.95% to 1.20%	4,799	11.49 to 11.33	54,979	1.99%	-6.53% to -6.76%
2017	0.95% to 1.20%	4,014	12.29 to 12.15	49,107	1.26%	12.95% to 12.67%
2016	1.05% to 1.10%	6,775	10.84 to 10.82	73,367	1.86%	4.60% to 4.55%
2015	0.95% to 1.10%	6,535	10.39 to 10.35	67,718	1.37%	-4.16% to -4.31%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.95% to 2.20%	923,764	11.30 to 9.15	10,106,530	1.95%	2.70% to 1.41%
2018	0.95% to 2.20%	1,024,396	11.01 to 9.02	10,928,303	1.51%	0.06% to -1.21%
2017	0.95% to 2.20%	1,196,549	11.00 to 9.13	12,767,868	1.42%	-0.06% to -1.32%
2016	0.95% to 2.20%	1,313,650	11.01 to 9.25	14,047,494	0.98%	0.26% to -1.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.95% to 2.20%	1,530,843	10.98 to 9.35	16,370,880	1.29%	-0.77% to -2.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2019	1.60% to 1.75%	6,127	46.16 to 32.08	208,939	0.00%	30.62% to 30.42%
2018	1.60% to 1.75%	8,543	35.34 to 24.60	232,178	0.00%	-7.91% to -8.05%
2017	1.60% to 1.75%	8,966	38.37 to 26.75	267,568	0.00%	23.29% to 23.10%
2016	0.95% to 1.75%	9,311	31.12 to 21.73	226,122	0.00%	2.73% to 2.57%
2015	1.60% to 1.75%	8,929	30.30 to 21.19	208,161	0.00%	-0.35% to -0.50%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.95% to 2.60%	82,842	14.82 to 13.82	1,206,237	0.00%	31.22% to 29.04%
2018	0.95% to 2.60%	92,202	11.29 to 10.71	1,026,422	0.00%	-7.45% to -9.00%
2017	0.95% to 2.60%	102,154	12.20 to 11.77	1,235,813	0.00%	23.38% to 21.33%
2016	0.95% to 2.60%	108,803	9.89 to 9.70	1,071,379	0.00%	3.17% to 1.46%
2015	0.95% to 2.60%	123,445	9.59 to 9.56	1,182,569	0.00%	-4.14% to -4.40%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.95% to 1.90%	262,960	31.47 to 27.06	7,889,866	0.42%	24.69% to 23.49%
2018	0.95% to 1.90%	267,678	25.24 to 21.91	6,632,966	0.47%	-6.63% to -7.53%
2017	0.95% to 1.90%	313,553	27.03 to 23.69	8,342,496	0.51%	17.31% to 16.19%
2016	0.95% to 1.90%	340,690	23.04 to 20.39	7,739,693	0.68%	8.82% to 7.78%
2015	0.95% to 1.95%	416,126	21.17 to 18.81	8,694,835	0.55%	-1.41% to -2.40%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.95% to 1.80%	386,679	10.50 to 10.17	4,034,738	2.39%	1.72% to 0.85%
2018	0.95% to 1.60%	374,983	10.32 to 10.14	3,852,765	2.16%	0.46% to -0.20%
2017	0.95% to 1.35%	89,088	10.27 to 10.21	914,450	1.65%	1.34% to 0.93%
2016	0.95% to 1.20%	64,050	10.14 to 10.12	649,146	0.55%	1.39% to 1.22%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.95% to 1.60%	300,408	12.30 to 11.70	3,656,075	2.79%	10.68% to 9.96%
2018	0.95% to 1.60%	337,730	11.12 to 10.64	3,720,786	2.96%	-6.35% to -6.97%
2017	0.95% to 1.60%	403,423	11.87 to 11.44	4,753,461	4.39%	12.30% to 11.57%
2016	0.95% to 1.60%	469,743	10.57 to 10.25	4,937,262	2.49%	11.84% to 11.10%
2015	0.95% to 1.95%	506,374	9.45 to 9.11	4,761,861	3.14%	-10.05% to -10.96%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.95% to 1.70%	118,837	12.56 to 11.59	1,461,108	1.91%	5.90% to 5.10%
2018	0.95% to 1.70%	147,867	11.86 to 11.02	1,722,508	4.43%	-4.99% to -5.71%
2017	0.95% to 1.65%	169,276	12.49 to 11.74	2,073,731	1.38%	9.69% to 8.91%
2016	0.95% to 1.65%	187,924	11.39 to 10.78	2,117,245	1.12%	1.93% to 1.21%
2015	0.95% to 1.65%	198,637	11.17 to 10.65	2,194,419	1.41%	-8.06% to -8.71%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.95% to 2.05%	1,515,634	12.06 to 10.71	17,914,209	2.67%	2.94% to 1.79%
2018	0.95% to 2.05%	1,751,005	11.72 to 10.52	20,154,916	1.80%	-0.72% to -1.83%
2017	0.95% to 2.05%	1,909,338	11.81 to 10.72	22,169,457	1.24%	0.29% to -0.82%
2016	0.95% to 2.05%	2,312,527	11.77 to 10.81	26,836,011	1.37%	0.35% to -0.77%
2015	0.95% to 2.20%	3,154,650	11.73 to 10.78	36,550,691	3.55%	-0.74% to -2.00%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2019	0.95% to 1.25%	37,055	15.11 to 14.50	548,688	69.79%	0.07% to 0.07%
2018	0.95% to 1.25%	39,494	14.06 to 13.54	544,951	2.47%	-3.17% to -3.42%
2017	0.95% to 1.30%	46,458	14.52 to 13.94	662,497	2.40%	2.69% to 2.35%
2016	0.95% to 1.30%	60,331	14.14 to 13.62	838,642	2.31%	-4.20% to -3.81%
2015	0.95% to 1.30%	61,922	13.57 to 13.12	827,454	4.00%	-3.62% to -3.95%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2019	0.95% to 1.30%	51,913	17.41 to 16.60	885,286	0.00%	0.07% to 0.07%
2018	0.95% to 1.30%	73,075	16.22 to 15.52	1,162,419	2.54%	-1.52% to -1.83%
2017	0.95% to 1.30%	77,663	16.47 to 15.81	1,255,375	2.01%	3.98% to 3.60%
2016	0.95% to 1.30%	84,787	15.84 to 15.26	1,321,164	2.08%	-1.67% to -1.33%
2015	0.95% to 1.30%	85,220	15.58 to 15.06	1,307,684	4.88%	-0.51% to -0.86%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.95% to 1.75%	960,670	12.04 to 11.23	11,442,868	2.90%	7.22% to 6.35%
2018	0.95% to 1.75%	1,002,626	11.23 to 10.56	11,157,892	2.43%	-1.58% to -2.38%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.95% to 1.75%	1,132,211	11.41 to 10.81	12,815,954	1.92%	3.82% to 2.99%
2016	0.95% to 1.75%	1,141,268	10.99 to 10.50	12,455,177	1.98%	1.61% to 0.79%
2015	0.95% to 1.75%	1,196,231	10.82 to 10.42	12,859,723	4.62%	-0.62% to -1.42%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.95% to 1.75%	109,559	12.28 to 11.72	1,332,135	4.33%	13.56% to 12.65%
2018	0.95% to 1.75%	106,272	10.81 to 10.41	1,139,181	3.97%	-5.73% to -6.50%
2017	0.95% to 1.55%	186,374	11.47 to 11.21	2,124,714	4.83%	8.74% to 8.08%
2016	0.95% to 1.55%	91,775	10.55 to 10.38	965,142	5.19%	12.14% to 11.46%
2015	0.95% to 1.35%	37,557	9.40 to 9.34	352,624	5.28%	-3.29% to -3.68%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	0.95% to 1.35%	1,550	12.27 to 12.09	18,961	1.41%	23.96% to 23.46%
2018	0.95% to 1.20%	1,610	9.90 to 9.83	15,911	1.72%	-19.89% to -20.09%
2017	0.95% to 1.20%	4,570	12.36 to 12.31	56,442	1.50%	25.38% to 25.07%
2016	0.95%	2,473	9.86	24,377	0.00%	-1.43%	****
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.95% to 1.75%	8,801	22.68 to 21.06	197,373	0.00%	22.82% to 21.83%
2018	0.95% to 1.75%	7,053	18.47 to 17.28	129,396	0.61%	-8.07% to -8.82%
2017	0.95% to 1.75%	8,282	20.09 to 18.95	165,328	0.54%	16.41% to 15.47%
2016	0.95% to 1.75%	10,078	17.26 to 16.42	172,988	0.48%	9.95% to 9.07%
2015	0.95% to 1.75%	26,358	15.69 to 15.05	412,410	0.61%	-8.05% to -8.79%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2019	0.95% to 1.25%	21,828	15.58 to 14.95	331,778	0.00%	0.18% to 0.18%
2018	0.95% to 1.25%	25,056	13.16 to 12.67	322,248	0.00%	-9.92% to -10.14%
2017	0.95% to 1.25%	28,743	14.61 to 14.10	411,236	0.65%	4.21% to 3.83%
2016	0.95% to 1.25%	31,418	14.02 to 13.58	432,242	0.69%	-18.61% to -18.29%
2015	0.95% to 1.25%	34,306	11.82 to 11.48	398,801	0.00%	-13.28% to -13.55%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.95% to 2.60%	791,675	45.94 to 39.06	35,809,330	0.00%	27.41% to 25.29%
2018	0.95% to 2.60%	913,505	36.06 to 31.18	32,486,509	0.00%	-0.11% to -1.78%
2017	0.95% to 2.60%	1,110,047	36.10 to 31.74	39,611,461	0.00%	26.10% to 24.01%
2016	0.95% to 2.60%	1,266,281	28.63 to 25.60	35,886,433	0.00%	-11.56% to -13.03%
2015	0.95% to 2.60%	1,885,800	32.37 to 29.43	60,525,988	0.00%	11.40% to 9.55%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.95% to 2.20%	646,381	5.99 to 5.43	3,833,804	0.00%	10.49% to 9.09%
2018	0.95% to 2.20%	592,731	5.42 to 4.98	3,182,257	0.00%	-29.11% to -30.01%
2017	0.95% to 2.20%	678,226	7.65 to 7.12	5,145,944	0.00%	-2.90% to -4.12%
2016	0.95% to 2.20%	1,062,304	7.88 to 7.42	8,299,035	0.26%	42.05% to 40.27%
2015	0.95% to 2.20%	558,675	5.54 to 5.29	3,082,925	0.03%	-34.26% to -35.09%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.95% to 2.25%	321,418	34.19 to 22.78	13,804,224	0.49%	29.36% to 27.66%
2018	0.95% to 2.25%	364,458	26.43 to 17.85	12,140,723	0.32%	-24.22% to -25.22%
2017	0.95% to 2.25%	458,315	34.88 to 23.87	20,140,824	0.40%	49.60% to 47.65%
2016	0.95% to 2.25%	441,616	23.32 to 16.16	13,108,192	0.49%	-0.85% to -2.14%
2015	0.95% to 2.25%	509,807	23.51 to 16.52	15,725,352	0.57%	-14.82% to -15.93%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.95% to 2.60%	230,192	18.59 to 17.90	4,884,028	0.00%	10.81% to 8.96%
2018	0.95% to 2.60%	279,530	16.78 to 16.43	5,434,656	0.00%	-28.96% to -30.15%
2017	0.95% to 2.60%	317,437	23.62 to 23.52	8,731,949	0.00%	0.00% to -4.25%
2016	0.95% to 2.60%	381,139	24.26 to 24.57	11,028,894	0.40%	42.35% to 39.98%
2015	0.95% to 2.60%	449,773	17.04 to 17.55	9,211,668	0.03%	-34.08% to -35.18%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	0.95% to 1.60%	101,115	25.67 to 22.32	2,488,807	0.55%	27.17% to 26.33%
2018	0.95% to 1.60%	117,873	20.19 to 17.67	2,288,690	0.43%	-14.13% to -14.70%
2017	0.95% to 1.60%	128,192	23.51 to 20.71	2,897,135	0.68%	25.26% to 24.44%
2016	0.95% to 1.60%	141,456	18.77 to 16.64	2,556,222	1.00%	2.91% to 2.24%
2015	0.95% to 1.60%	156,255	18.24 to 16.28	2,751,608	0.57%	-4.03% to -4.66%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.95% to 1.20%	9,856	10.82 to 10.80	106,605	3.14%	8.20% to 8.02%	****
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2019	1.60% to 1.75%	5,414	29.23 to 28.37	154,073	0.29%	29.36% to 29.17%
2018	1.60% to 1.75%	5,488	22.60 to 21.96	120,924	0.19%	-8.64% to -8.78%
2017	1.60% to 1.75%	6,835	24.73 to 24.08	165,453	0.65%	18.52% to 18.34%
2016	1.60% to 1.75%	7,057	20.87 to 20.35	144,367	1.85%	10.44% to 10.27%
2015	1.60% to 1.75%	8,647	18.90 to 18.45	160,147	0.13%	-4.64% to -4.78%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.95% to 2.05%	159,441	38.19 to 33.90	5,963,213	0.00%	23.64% to 22.27%
2018	0.95% to 2.05%	254,215	30.89 to 27.73	7,690,617	0.00%	0.34% to -0.78%
2017	0.95% to 2.05%	179,082	30.78 to 27.95	5,420,851	0.00%	24.67% to 23.29%
2016	0.95% to 2.05%	196,910	24.69 to 22.67	4,790,487	0.00%	6.73% to 5.54%
2015	0.95% to 2.05%	270,263	23.14 to 21.48	6,171,827	0.00%	-3.81% to -4.87%
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
2018	1.20% to 1.75%	9,637	31.48 to 20.19	202,073	0.47%	-8.73% to -9.24%
2017	1.60% to 1.75%	10,287	33.39 to 22.24	242,221	0.33%	23.41% to 23.23%
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)
2018	1.60% to 1.75%	2,591	25.67 to 18.93	57,254	1.21%	-2.63% to -2.78%
2017	1.60% to 1.75%	2,597	26.36 to 19.47	59,042	0.60%	11.55% to 11.38%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	1.50% to 2.60%	11,523	11.78 to 9.88	127,743	1.43%	9.01% to 7.80%
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II
2017	0.95% to 1.95%	91,890	26.62 to 23.18	2,400,417	0.00%	7.80% to 6.71%
2016	1.60% to 1.75%	10,643	27.06 to 18.05	203,618	0.55%	7.00% to 6.84%
2015	1.60% to 1.75%	11,362	25.29 to 16.89	204,993	0.68%	-6.49% to -6.63%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.95% to 2.05%	2,002,245	14.46 to 8.48	27,713,708	0.32%	3.67% to 2.52%

2019	Reserves for annuity contracts in payout phase:	$62,743,386
2019	Contract Owners' Equity:	$4,440,252,535
2018	Reserves for annuity contracts in payout phase:	$56,213,030
2018	Contract Owners' Equity:	$4,105,603,232
2017	Reserves for annuity contracts in payout phase:	$67,763,117
2017	Contract Owners' Equity:	$4,965,334,169
2016	Reserves for annuity contracts in payout phase:	$66,005,400
2016	Contract Owners' Equity:	$4,786,253,952
2015	Reserves for annuity contracts in payout phase:	$68,422,544
2015	Contract Owners' Equity:	$5,058,291,034

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/000095015200003153/0000950152-00-003153.txt
Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/000095015200003153/0000950152-00-003153.txt
4)	The form of the variable annuity contract – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
5)	Variable Annuity Application – Filed previously on June 11, 1997 with the initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
6)	Depositor’s Certificate of Incorporation and By-Laws –

a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Contract of Reinsurance – National Education Association – Filed previously with Registration Statement (File No. 333-28995) and hereby incorporated by reference.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm

8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
https://www.sec.gov/Archives/edgar/data/1040376/000119090308000175/sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm

https://www.sec.gov/Archives/edgar/data/927751/000119090308000181/vankampenfpa.htm
30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm
37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 23,900 and 17,734 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

b)	Directors and Officers of SDL:

David G. Byrnes	President and Head of Distribution
Tom Y. Wang	Treasurer
Yolande C. Nichols	Chief Compliance Officer
Kurt E. Auleta	Senior Vice President, Sales Operations
Justin A. Jacquinot	Senior Vice President, Direct Relationships
James J. Kiley	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Mark W. Turner	Senior Vice President, Education Markets
Kevin M. Watt	Senior Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
Mark J. Carr	Assistant Vice President
Aaron M. Tallen	Assistant Vice President
Gregory C. Garhart	AML Compliance Officer
Susan J. Lacey	Assistant Treasurer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
InvestEd Aggressive Portfolio
InvestEd Income Portfolio
InvestEd Fixed Income Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Shawn M. Mihal	President and Director
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Brent K. Bloss	Chairman of the Board, Director and Senior Vice President

Benjamin R. Clouse	Senior Vice President, Director and Chief Financial Officer
Michael J. Daley	Senior Vice President, Chief Accounting Officer and Treasurer
Vedrana Balta	Secretary
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief Administrative Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Amy E. Rush	Senior Vice President and Associate General Counsel
Kimberly A. Wingate	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 29, 2020.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 29, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact